UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Fund	PIMCO RAE PLUS EMG Fund(13)
PIMCO All Asset Fund	PIMCO RAE PLUS Fund (14)
PIMCO California Intermediate Municipal Bond Fund	PIMCO RAE PLUS International Fund(15)
PIMCO California Municipal Bond Fund	PIMCO RAE PLUS Small Fund(16)
PIMCO California Short Duration Municipal Income Fund	PIMCO RAE Worldwide Long/Short PLUS Fund
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Real Return Fund
PIMCO CommodityRealReturn Strategy Fund	PIMCO Real Return Limited Duration Fund
PIMCO Credit Opportunities Bond Fund(1)	PIMCO RealEstateRealReturn Strategy Fund
PIMCO Diversified Income Fund	PIMCO REALPATH® 2020 Fund
PIMCO Dynamic Bond Fund(2)	PIMCO REALPATH® 2025 Fund
PIMCO Emerging Local Bond Fund	PIMCO REALPATH® 2030 Fund
PIMCO Emerging Markets Bond Fund	PIMCO REALPATH® 2035 Fund
PIMCO Emerging Markets Corporate Bond Fund	PIMCO REALPATH® 2040 Fund
PIMCO Emerging Markets Currency and Short-Term Investments Fund(3)	PIMCO REALPATH® 2045 Fund
PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO REALPATH® 2050 Fund
PIMCO Extended Duration Fund	PIMCO REALPATH® 2055 Fund
PIMCO Global Advantage Strategy Bond Fund	PIMCO REALPATH® Income Fund
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)(4)	PIMCO Senior Floating Rate Fund
PIMCO Global Bond Opportunities Fund (Unhedged)(5)	PIMCO Short Asset Investment Fund
PIMCO Global Multi-Asset Fund	PIMCO Short Duration Municipal Income Fund
PIMCO GNMA and Government Securities Fund(6)	PIMCO Short-Term Fund
PIMCO Government Money Market Fund	PIMCO StocksPLUS® Absolute Return Fund
PIMCO High Yield Fund	PIMCO StocksPLUS® Fund
PIMCO High Yield Municipal Bond Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO High Yield Spectrum Fund	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO Income Fund	PIMCO StocksPLUS® Long Duration Fund
PIMCO International Bond Fund (U.S. Dollar-Hedged)(7)	PIMCO StocksPLUS® Short Fund
PIMCO International Bond Fund (Unhedged)(8)	PIMCO StocksPLUS® Small Fund
PIMCO Inflation Response Multi-Asset Fund	PIMCO Strategic Bond Fund(17)
PIMCO Investment Grade Credit Bond Fund(9)	PIMCO Total Return ESG Fund
PIMCO Long Duration Total Return Fund	PIMCO Total Return Fund
PIMCO Long-Term Credit Bond Fund(10)	PIMCO Total Return Fund II
PIMCO Long-Term Real Return Fund(11)	PIMCO Total Return Fund IV
PIMCO Long-Term U.S. Government Fund	PIMCO TRENDS Managed Futures Strategy Fund
PIMCO Low Duration ESG Fund	PIMCO ABS and Short-Term Investments Portfolio(18)
PIMCO Low Duration Fund	PIMCO EM Bond and Short-Term Investments Portfolio(19)
PIMCO Low Duration Fund II	PIMCO High Yield and Short-Term Investments Portfolio(20)
PIMCO Low Duration Income Fund	PIMCO International Portfolio
PIMCO Moderate Duration Fund	PIMCO Investment Grade Credit Bond Portfolio(21)
PIMCO Mortgage Opportunities and Bond Fund(12)	PIMCO Long Duration Credit Bond Portfolio(22)
PIMCO Mortgage-Backed Securities Fund	PIMCO Low Duration Portfolio
PIMCO Multi-Strategy Alternative Fund	PIMCO Moderate Duration Portfolio
PIMCO Municipal Bond Fund	PIMCO Mortgage and Short-Term Investments Portfolio(23)
PIMCO National Intermediate Municipal Bond Fund	PIMCO Municipal Portfolio(24)
PIMCO New York Municipal Bond Fund	PIMCO Real Return Portfolio
PIMCO Preferred and Capital Securities Fund	PIMCO Short Asset Portfolio
PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO Short-Term Floating NAV Portfolio II
PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO Short-Term Floating NAV Portfolio III
PIMCO RAE Low Volatility PLUS Fund	PIMCO Short-Term Portfolio
PIMCO RAE Low Volatility PLUS International Fund	PIMCO U.S. Government and Short-Term Investments Portfolio(25)

(1) PIMCO Credit Absolute Return Fund changed its name to PIMCO Credit Opportunities Bond Fund effective 7/30/2018

(2) PIMCO Unconstrained Bond Fund changed its name to PIMCO Dynamic Bond Fund effective 7/30/2018

(3) PIMCO Emerging Markets Currency Fund changed its name to PIMCO Emerging Markets Currency and Short-Term Investments Fund effective 7/30/2018

(4) PIMCO Global Bond Fund (U.S. Dollar-Hedged) changed its name to PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) effective 7/30/2018

(5) PIMCO Global Bond Fund (Unhedged) changed its name to PIMCO Global Bond Opportunities Fund (Unhedged) effective 7/30/2018

(6) PIMCO GNMA Fund changed its name to PIMCO GNMA and Government Securities Fund effective 7/30/2018

(7) PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) changed its name to PIMCO International Bond Fund (U.S. Dollar-Hedged) effective 7/30/2018

(8) PIMCO Foreign Bond Fund (Unhedged) changed its name to PIMCO International Bond Fund (Unhedged) effective 7/30/2018

(9) PIMCO Investment Grade Corporate Bond Fund changed its name to PIMCO Investment Grade Credit Bond Fund effective 7/30/2018

(10) PIMCO Long Term Credit Fund changed its name to PIMCO Long-Term Credit Bond Fund effective 7/30/2018

(11) PIMCO Real Return Asset Fund changed its name to PIMCO Long-Term Real Return Fund effective 7/30/2018

(12) PIMCO Mortgage Opportunities Fund changed its name to PIMCO Mortgage Opportunities and Bond Fund effective 7/30/2018

(13) PIMCO RAE Fundamental PLUS EMG Fund changed its name to PIMCO RAE PLUS EMG Fund effective 7/30/2018

(14) PIMCO RAE Fundamental PLUS Fund changed its name to PIMCO RAE PLUS Fund effective 7/30/2018

(15) PIMCO RAE Fundamental PLUS International Fund changed its name to PIMCO RAE PLUS International Fund effective 7/30/2018

(16) PIMCO RAE Fundamental PLUS Small Fund changed its name to PIMCO RAE PLUS Small Fund effective 7/30/2018

(17) PIMCO Unconstrained Tax Managed Bond Fund changed its name to PIMCO Strategic Bond Fund effective 7/30/2018

(18) PIMCO Asset-Backed Securities Portfolio changed its name to PIMCO ABS and Short-Term Investments Portfolio effective 7/30/2018

(19) PIMCO Emerging Markets Portfolio changed its name to PIMCO EM Bond and Short-Term Investments Portfolio effective 7/30/2018

(20) PIMCO High Yield Portfolio changed its name to PIMCO High Yield and Short-Term Investments Portfolio effective 7/30/2018

(21) PIMCO Investment Grade Corporate Portfolio changed its name to PIMCO Investment Grade Credit Bond Portfolio effective 7/30/2018

(22) PIMCO Long Duration Corporate Bond Portfolio changed its name to PIMCO Long Duration Credit Bond Portfolio effective 7/30/2018

(23) PIMCO Mortgage Portfolio changed its name to PIMCO Mortgage and Short-Term Investments Portfolio effective 7/30/2018

(24) PIMCO Municipal Sector Portfolio changed its name to PIMCO Municipal Portfolio effective 7/30/2018

(25) PIMCO U.S. Government Sector Portfolio changed its name to PIMCO U.S. Government and Short-Term Investments Portfolio effective 7/30/2018

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$328

Total Short-Term Instruments (Cost $328)		328

Total Investments in Securities (Cost $328)		328

	SHARES
INVESTMENTS IN AFFILIATES 144.6%
MUTUAL FUNDS (a) 141.8%
PIMCO CommoditiesPLUS® Strategy Fund	68,064,612	443,101
PIMCO CommodityRealReturn Strategy Fund®	12,256,251	81,627
PIMCO Emerging Local Bond Fund	65,463,133	446,459
PIMCO Emerging Markets Currency and Short-Term Investments Fund	106,222,020	941,127
PIMCO Extended Duration Fund	27,627,818	209,419
PIMCO Global Advantage® Strategy Bond Fund	1,445,789	15,369
PIMCO High Yield Fund	4,006,186	34,653
PIMCO High Yield Spectrum Fund	16,585,101	161,041
PIMCO Income Fund	50,403,964	604,344
PIMCO Investment Grade Credit Bond Fund	14,118,323	142,030
PIMCO Long Duration Total Return Fund	8,431,959	87,186
PIMCO Long-Term Real Return Fund	2,020,441	16,911
PIMCO Long-Term U.S. Government Fund	30,594,582	183,262
PIMCO Low Duration Fund	45,077,122	438,600
PIMCO Mortgage Opportunities and Bond Fund	6,147,131	67,557
PIMCO RAE Emerging Markets Fund	50,770,837	545,279
PIMCO RAE Fundamental Advantage PLUS Fund	39,345,814	397,786
PIMCO RAE Fundamental U.S. Small Fund	1,975,902	24,363
PIMCO RAE International Fund	2,191,247	23,227
PIMCO RAE Low Volatility PLUS EMG Fund	27,053,695	257,822
PIMCO RAE Low Volatility PLUS Fund	14,226,633	167,021
PIMCO RAE Low Volatility PLUS International Fund	23,542,630	262,029
PIMCO RAE PLUS EMG Fund	68,740,815	701,156
PIMCO RAE PLUS International Fund	12,807,513	115,140
PIMCO RAE Worldwide Long/Short PLUS Fund	44,120,309	434,144
PIMCO Real Return Fund	9,204,911	99,965
PIMCO RealEstateRealReturn Strategy Fund	61,201,434	516,540
PIMCO Senior Floating Rate Fund	31,830,715	313,214
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	33,511,361	284,176
PIMCO StocksPLUS® International Fund (Unhedged)	11,267,385	74,815
PIMCO StocksPLUS® Short Fund	236,607,987	1,956,748
PIMCO Total Return Fund	40,745,426	406,232
PIMCO TRENDS Managed Futures Strategy Fund	5,212,925	49,836

Total Mutual Funds (Cost $11,592,720)		10,502,179

EXCHANGE-TRADED FUNDS 2.4%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	5,517,472	132,388
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	1,708,749	48,459

Total Exchange-Traded Funds (Cost $198,827)		180,847

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS (a) 0.4%
PIMCO Government Money Market Fund	26,238,585	26,239

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,884	108

Total Short-Term Instruments (Cost $26,346)		26,347

Total Investments in Affiliates (Cost $11,817,893)		10,709,373

Total Investments 144.6% (Cost $11,818,221)		$10,709,701
Other Assets and Liabilities, net (44.6)%		(3,301,306)

Net Assets 100.0%		$7,408,395

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$328	U.S. Treasury Notes 2.000% due 10/31/2022	$(336)	$328	$328

Total Repurchase Agreements						$(336)	$328	$328

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$328	$0	$328
	$0	$328	$0	$328

Investments in Affiliates, at Value
Mutual Funds	10,502,179	0	0	10,502,179
Exchange-Traded Funds	180,847	0	0	180,847
Short-Term Instruments
Mutual Funds	26,239	0	0	26,239
Central Funds Used for Cash Management Purposes	108	0	0	108

	$10,709,373	$0	$0	$10,709,373

Total Investments	$10,709,373	$328	$0	$10,709,701

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0% (¤)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$1,138

Total Short-Term Instruments (Cost $1,138)		1,138

Total Investments in Securities (Cost $1,138)		1,138

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 98.7%
PIMCO CommoditiesPLUS® Strategy Fund	137,882,351	897,614
PIMCO CommodityRealReturn Strategy Fund®	31,487,281	209,705
PIMCO Emerging Local Bond Fund	159,061,096	1,084,797
PIMCO Emerging Markets Currency and Short-Term Investments Fund	277,589,229	2,459,441
PIMCO Extended Duration Fund	88,421,966	670,239
PIMCO High Yield Fund	12,853,464	111,182
PIMCO High Yield Spectrum Fund	31,113,385	302,111
PIMCO Income Fund	111,202,952	1,333,323
PIMCO Investment Grade Credit Bond Fund	41,745,124	419,956
PIMCO Long Duration Total Return Fund	23,130,118	239,165
PIMCO Long-Term Real Return Fund	10,082,734	84,392
PIMCO Long-Term U.S. Government Fund	109,530,741	656,089
PIMCO Low Duration Fund	95,667,504	930,845
PIMCO Mortgage Opportunities and Bond Fund	12,264,500	134,787
PIMCO RAE Emerging Markets Fund	94,177,582	1,011,467
PIMCO RAE Fundamental Advantage PLUS Fund	110,091,919	1,113,029
PIMCO RAE Low Volatility PLUS EMG Fund	59,418,864	566,262
PIMCO RAE Low Volatility PLUS Fund	4,507,919	52,923
PIMCO RAE Low Volatility PLUS International Fund	31,331,346	348,718
PIMCO RAE PLUS EMG Fund	170,542,174	1,739,530
PIMCO RAE PLUS International Fund	10,566,838	94,996
PIMCO RAE Worldwide Long/Short PLUS Fund	99,553,416	979,606
PIMCO Real Return Fund	37,897,521	411,567
PIMCO RealEstateRealReturn Strategy Fund	103,556,281	874,015
PIMCO Senior Floating Rate Fund	57,908,618	569,821
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	69,037,835	585,441
PIMCO StocksPLUS® International Fund (Unhedged)	7,589,095	50,392
PIMCO Total Return Fund	81,160,586	809,171
PIMCO TRENDS Managed Futures Strategy Fund	5,864,246	56,062

Total Mutual Funds (Cost $18,607,632)		18,796,646

EXCHANGE-TRADED FUNDS 0.9%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,333,745	175,969

Total Exchange-Traded Funds (Cost $197,500)		175,969

SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund (a)	64,137,064	64,137

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	1,827,450	18,066

Total Short-Term Instruments (Cost $82,203)		82,203

Total Investments in Affiliates (Cost $18,887,335)		19,054,818

Total Investments 100.1% (Cost $18,888,473)		$19,055,956
Other Assets and Liabilities, net (0.1)%		(10,915)

Net Assets 100.0%		$19,045,041

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,138	U.S. Treasury Notes 1.625% - 2.000% due 10/31/2022 - 11/15/2022	$(1,165)	$1,138	$1,138

Total Repurchase Agreements						$(1,165)	$1,138	$1,138

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,138	$0	$1,138
	$0	$1,138	$0	$1,138

Investments in Affiliates, at Value
Mutual Funds	18,796,646	0	0	18,796,646
Exchange-Traded Funds	175,969	0	0	175,969
Short-Term Instruments
Mutual Funds	64,137	0	0	64,137
Central Funds Used for Cash Management Purposes	18,066	0	0	18,066

	$19,054,818	$0	$0	$19,054,818

Total Investments	$19,054,818	$1,138	$0	$19,055,956

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1% (¤)
MUNICIPAL BONDS & NOTES 94.8%
CALIFORNIA 93.3%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$266
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	513
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,737
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2022	520	582
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	250
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,324
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,031
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,743
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	589
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,500	3,047
5.000% due 11/15/2030	2,180	2,588
5.000% due 11/15/2031	3,000	3,595
5.000% due 08/15/2032	350	403
5.000% due 08/15/2033	600	687
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	502
6.000% due 10/01/2018	250	253
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.115% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,255
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2029	1,300	1,502
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,034
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,013
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 08/01/2036	1,465	1,701
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	818
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	314
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	500	536
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,063
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,771
5.000% due 11/01/2019	500	523
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,307
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,809
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	810
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,006
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	306
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,500	1,656
5.000% due 12/01/2031	1,000	1,086
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 08/01/2031	425	499
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2027	1,500	1,519
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	595
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 08/01/2028	250	297
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,020

Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2030	1,000	1,184
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,421
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,488
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	704
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,500	2,910
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2033	750	863
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	589
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,790
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,859
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	879
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,013
5.250% due 11/15/2019	500	522
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,294
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,797
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,118
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	263
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	671
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,159
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	251
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,445
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,115
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,166
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,829
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,048
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	894
5.000% due 08/01/2024	1,450	1,689
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,038
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	901
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,165
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,146
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,156
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	4,000	4,396
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,659
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	290	322
5.000% due 09/01/2031	295	326
5.000% due 09/01/2032	490	540
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,255
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,176
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,245
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	54
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,056
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,079
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,009
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,256
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,089

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,063
Santa Monica Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2031	500	608
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,391
5.000% due 03/01/2026	50	55
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	556
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	916
5.000% due 09/01/2029	300	340
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	810
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2030	1,500	1,830
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,215
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,096
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,205

		125,464

GUAM 1.0%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,379

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	634

Total Municipal Bonds & Notes (Cost $123,815)		127,477

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		401

Total Short-Term Instruments (Cost $401)		401

Total Investments in Securities (Cost $124,216)		127,878

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	477,258	4,718

Total Short-Term Instruments (Cost $4,717)		4,718

Total Investments in Affiliates (Cost $4,717)		4,718

Total Investments 98.6% (Cost $128,933)		$132,596
Other Assets and Liabilities, net 1.4%		1,872

Net Assets 100.0%		$134,468

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$401	U.S. Treasury Notes 2.000% due 02/15/2022	$(413)	$401	$401

Total Repurchase Agreements						$(413)	$401	$401

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$125,464	$0	$125,464
Guam	0	1,379	0	1,379
Puerto Rico	0	634	0	634
Short-Term Instruments
Repurchase Agreements	0	401	0	401
	$0	$127,878	$0	$127,878

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,718	$0	$0	$4,718

Total Investments	$4,718	$127,878	$0	$132,596

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2% ¤
MUNICIPAL BONDS & NOTES 96.6%
CALIFORNIA 91.9%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$149
5.000% due 09/01/2042	145	160
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	103
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (a)	250	46
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	336
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	104
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	219
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	223
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	104
5.000% due 11/15/2046 (c)	250	285
5.000% due 11/15/2046	100	113
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	225
4.000% due 11/01/2051	125	128
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	110
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	351
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	252
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	141
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	260	267
5.000% due 07/01/2047	250	266
5.000% due 08/01/2047	150	170
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	255
5.000% due 06/01/2046	300	311
California State General Obligation Bonds, Series 2016
2.148% due 12/01/2031 ~	250	253
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	314
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	257
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	252
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	245
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	380
5.000% due 06/01/2046	100	106
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	197
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	150	153
5.000% due 12/01/2053	100	114
5.000% due 12/01/2057	100	114
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	213
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	110
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	103
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	150	150
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	250	291
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	112
5.000% due 06/01/2027	250	292
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018
5.000% due 06/01/2022	200	222

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (a)	500	319
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	135
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	158
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	299
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	110
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	219
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	146
Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	215
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	212
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	281
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	219
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	112
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	281
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	62
7.000% due 11/01/2034	200	285
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
1.460% due 07/01/2035	300	300
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	232
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2031	150	182
Napa Valley Community College District, California General Obligation Bonds, Series 2018
0.000% due 08/01/2032 (b)	250	242
Norris School District, California General Obligation Bonds, Series 2012
0.000% due 11/01/2040 (b)	250	239
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	137
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	277
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	230
5.000% due 10/01/2047 (c)	100	115
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	111
Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2038	250	296
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	147
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	224
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	305
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	33
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
5.000% due 05/01/2048	250	290
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	124
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	274
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2036	170	179
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	232
Temple City Unified School District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2036 (b)	200	192
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	108
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	200	208
5.000% due 05/15/2033	225	263
University of California Revenue Bonds, Series 2018
5.000% due 05/15/2058	100	115
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	254

West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	138

		16,696

FLORIDA 0.8%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	150	155

PUERTO RICO 3.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029 ~	125	110
5.250% due 07/01/2031 ^	100	111
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	300	334

		555

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.750% due 10/01/2037	165	140

Total Municipal Bonds & Notes (Cost $17,111)		17,546

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.6%		116

Total Short-Term Instruments (Cost $116)		116

Total Investments in Securities (Cost $17,227)		17,662

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	95,378	943

Total Short-Term Instruments (Cost $942)		943

Total Investments in Affiliates (Cost $942)		943

Total Investments 102.4% (Cost $18,169)		$18,605
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (2.4)%		(429)

Net Assets 100.0%		$18,176

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$116	U.S. Treasury Notes 2.000% due 02/15/2022	$(123)	$116	$116

Total Repurchase Agreements						$(123)	$116	$116

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	8	$(962)	$(5)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	3	(435)	1	0	0

Total Futures Contracts				$(4)	$0	$0

Cash of $34 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$16,696	$0	$16,696
Florida	0	155	0	155
Puerto Rico	0	555	0	555
U.S. Virgin Islands	0	140	0	140
Short-Term Instruments
Repurchase Agreements	0	116	0	116
	$0	$17,662	$0	$17,662

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$943	$0	$0	$943

Total Investments	$943	$17,662	$0	$18,605

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.9% ¤
MUNICIPAL BONDS & NOTES 96.6%
CALIFORNIA 95.8%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2021	$2,000	$2,201
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,362
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.210% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,019
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.875% due 04/01/2047	1,000	1,001
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2018	430	431
5.000% due 08/01/2019	455	473
5.000% due 08/01/2020	475	507
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	495	556
California Health Facilities Financing Authority Revenue Bonds, Series 2010
1.310% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,690
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	251
California Health Facilities Financing Authority Revenue Notes, Series 2015
5.000% due 11/15/2023	600	691
California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,178
California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023	1,000	1,155
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.964% (0.7*US0001M + 0.500%) due 10/01/2047 ~	4,750	4,761
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
2.415% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
2.115% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,510
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	357
California Municipal Finance Authority Revenue Bonds, Series 2010
1.600% due 09/01/2021	4,500	4,500
California Municipal Finance Authority Revenue Bonds, Series 2015
1.860% (MUNIPSA + 0.350%) due 10/01/2045 ~	2,500	2,502
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	677
California State Department of Water Resources Revenue Bonds, Series 2014
1.880% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,010
California State General Obligation Bonds, Series 2013
1.890% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,454
2.231% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,750	2,757
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,340
5.000% due 07/01/2019	80	83
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,162
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	250
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,006
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018
3.000% due 07/01/2025	1,500	1,526
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	2,145	2,203
California Statewide Communities Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2020	675	714
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2020	250	266
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	395
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	319
5.000% due 07/01/2021	300	327
5.000% due 07/01/2022	300	334
5.000% due 07/01/2023	300	339
5.000% due 07/01/2024	300	344
5.000% due 08/01/2024	150	173
5.000% due 08/01/2025	250	292

Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,050
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,377
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,128
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	1,961
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018
5.000% due 05/01/2021	1,000	1,092
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,787
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	389
Irvine Ranch Water District, California Special Assessment Bonds, Series 2011
1.500% (MUNIPSA + 0.010%) due 10/01/2037 ~	2,500	2,497
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	154
4.000% due 09/01/2022	1,165	1,244
5.000% due 09/01/2022	1,625	1,802
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	475	493
5.000% due 09/01/2020	550	588
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	129
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	377
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,533
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	501
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	943
Los Angeles, California Revenue Notes, Series 2018
4.000% due 06/27/2019 (a)	2,500	2,559
4.000% due 06/28/2019 (a)	2,750	2,818
Los Angeles, California Wastewater System, Revenue Bonds, Series 2018
0.000% due 06/27/2068	2,000	2,000
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	233
M-S-R Public Power Agency, California Revenue Notes, Series 2018
4.000% due 07/01/2019	2,725	2,794
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	1,500	1,389
Northern California Power Agency Revenue Notes, Series 2018
5.000% due 07/01/2019	1,000	1,036
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,129
5.000% due 11/01/2023	1,000	1,151
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	281
4.000% due 08/15/2020	540	560
4.000% due 08/15/2021	510	536
5.000% due 08/15/2022	640	704
5.000% due 08/15/2023	930	1,035
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,902
5.000% due 06/15/2020	2,680	2,856
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,335
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	188
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	578
Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2021	2,000	2,197
Sacramento Municipal Utility District, California Revenue Notes, Series 2017
5.000% due 08/15/2023	1,000	1,156
San Francisco, California City & County Revenue Bonds, Series 2017
1.360% due 07/01/2057	1,000	1,000
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018
5.000% due 08/15/2022	575	646
5.000% due 08/15/2023	600	687
Southern California Public Power Authority Revenue Bonds, Series 2018
1.760% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,504
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,151
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	500	501
3.000% due 09/01/2019	500	507
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,408

University of California Revenue Notes, Series 2018
4.000% due 05/15/2024	1,000	1,117

		123,619

GUAM 0.9%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,101

Total Municipal Bonds & Notes (Cost $124,670)		124,720

SHORT-TERM INSTRUMENTS 6.2%
COMMERCIAL PAPER 1.9%
California State University
0.000% due 07/10/2018	2,500	2,500

REPURCHASE AGREEMENTS (c) 2.9%		3,793

SHORT-TERM NOTES 1.4%
Riverside County, California Revenue Notes, Series 2018
4.000% due 06/28/2019 (a)	1,750	1,793

Total Short-Term Instruments (Cost $8,085)		8,086

Total Investments in Securities (Cost $132,755)		132,806

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	265,341	2,623

Total Short-Term Instruments (Cost $2,622)		2,623

Total Investments in Affiliates (Cost $2,622)		2,623

Total Investments 104.9% (Cost $135,377)		$135,429
Other Assets and Liabilities, net (4.9)%		(6,380)

Net Assets 100.0%		$129,049

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$3,793	U.S. Treasury Notes 2.125% due 08/15/2021	$(3,871)	$3,793	$3,793

Total Repurchase Agreements						$(3,871)	$3,793	$3,793

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$123,619	$0	$123,619
Guam	0	1,101	0	1,101
Short-Term Instruments
Commercial Paper	0	2,500	0	2,500
Repurchase Agreements	0	3,793	0	3,793
Short-Term Notes	0	1,793	0	1,793
	$0	$132,806	$0	$132,806

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,623	$0	$0	$2,623

Total Investments	$2,623	$132,806	$0	$135,429

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.5% ¤
CORPORATE BONDS & NOTES 12.5%
BANKING & FINANCE 4.2%
ABN AMRO Bank NV
1.800% due 09/20/2019		$300	$296
AerCap Ireland Capital DAC
3.750% due 05/15/2019		4,300	4,327
4.250% due 07/01/2020		1,000	1,011
4.625% due 10/30/2020		1,000	1,020
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	125
Ally Financial, Inc.
3.250% due 11/05/2018		$300	300
3.500% due 01/27/2019		500	500
3.750% due 11/18/2019		1,200	1,202
4.125% due 03/30/2020		2,400	2,409
4.250% due 04/15/2021		2,200	2,205
4.750% due 09/10/2018		1,500	1,505
7.500% due 09/15/2020		100	107
8.000% due 03/15/2020		500	536
8.000% due 11/01/2031		1,600	1,912
American Tower Corp.
2.800% due 06/01/2020		2,100	2,083
3.450% due 09/15/2021		1,500	1,495
5.050% due 09/01/2020		500	518
Aviation Capital Group LLC
7.125% due 10/15/2020		600	647
Barclays Bank PLC
7.625% due 11/21/2022 (h)		400	431
Barclays PLC
8.000% due 12/15/2020 •(g)(h)	EUR	200	259
Cargill-Lloyds
0.000% due 09/05/2018 (i)		$1,726	1,726
CIT Group, Inc.
3.875% due 02/19/2019		450	452
5.375% due 05/15/2020		1,591	1,637
Compass Bank
2.750% due 09/29/2019		1,700	1,691
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	400	500
6.625% due 06/29/2021 •(g)(h)		200	263
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$2,600	2,573
Deutsche Bank AG
2.500% due 02/13/2019		1,400	1,390
4.250% due 10/14/2021		5,400	5,320
Equinix, Inc.
2.875% due 02/01/2026	EUR	300	332
Ford Motor Credit Co. LLC
2.343% due 11/02/2020		$700	682
2.425% due 06/12/2020		1,500	1,471
2.597% due 11/04/2019		3,800	3,772
2.681% due 01/09/2020		1,100	1,090
3.157% due 08/04/2020		2,300	2,287
8.125% due 01/15/2020		1,000	1,072
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		6,400	6,436
3.200% due 07/13/2020		3,200	3,187
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		4,500	4,395
HSBC USA, Inc.
3.215% (US0003M + 0.880%) due 09/24/2018 ~		400	401
ICICI Bank Ltd.
4.800% due 05/22/2019		700	709
ING Bank NV
2.450% due 03/16/2020		2,500	2,467
International Lease Finance Corp.
6.250% due 05/15/2019		2,100	2,154
8.250% due 12/15/2020		2,900	3,199
Lloyds Banking Group PLC
3.000% due 02/04/2019 (i)		1,300	1,295
3.000% due 10/11/2019 (i)		1,500	1,499
3.130% (US0003M + 0.800%) due 06/21/2021 ~		5,100	5,101
3.536% due 09/04/2019 (i)		1,726	1,726

3.536% due 09/02/2020 (i)		1,726	1,726
3.536% due 09/02/2021 (i)		1,726	1,726
7.875% due 06/27/2029 •(g)(h)	GBP	1,300	1,997
Nationwide Building Society
6.875% due 06/20/2019 •(g)(h)		200	270
Navient Corp.
4.875% due 06/17/2019		$6,050	6,088
5.000% due 10/26/2020		300	300
5.500% due 01/15/2019		5,200	5,248
5.875% due 03/25/2021		200	204
8.000% due 03/25/2020		7,200	7,614
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		900	884
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		3,600	3,595
4.519% due 06/25/2024 •		2,300	2,303
7.500% due 08/10/2020 •(g)(h)		1,685	1,722
8.625% due 08/15/2021 •(g)(h)		730	778
Springleaf Finance Corp.
5.250% due 12/15/2019		1,500	1,523
8.250% due 12/15/2020		100	108
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,321
Sumitomo Mitsui Trust Bank Ltd.
2.766% (US0003M + 0.440%) due 09/19/2019 ~		7,300	7,310
UBS Group Funding Switzerland AG
4.128% due 04/14/2021 •		18,300	18,899
Unibail-Rodamco SE
3.118% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,725
Waha Aerospace BV
3.925% due 07/28/2020		500	503

			156,559

INDUSTRIALS 6.2%
Allergan Funding SCS
3.000% due 03/12/2020		5,600	5,574
3.581% (US0003M + 1.255%) due 03/12/2020 ~		200	202
Allergan Sales LLC
5.000% due 12/15/2021		3,600	3,727
Allergan, Inc.
3.375% due 09/15/2020		900	902
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	121
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	194
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2,300	2,269
Anthem, Inc.
2.500% due 11/21/2020		500	492
AP Moller - Maersk A/S
2.550% due 09/22/2019		900	891
AutoNation, Inc.
3.350% due 01/15/2021		800	795
BAT Capital Corp.
2.297% due 08/14/2020		1,700	1,664
2.945% due 08/14/2020 •		10,100	10,137
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,187
Baxalta, Inc.
2.875% due 06/23/2020		500	495
Boston Scientific Corp.
6.000% due 01/15/2020		600	625
Charter Communications Operating LLC
3.579% due 07/23/2020		2,058	2,059
4.464% due 07/23/2022		2,990	3,026
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	815
CVS Health Corp.
3.047% (US0003M + 0.720%) due 03/09/2021 ~		3,000	3,016
3.700% due 03/09/2023		1,000	991
D.R. Horton, Inc.
3.750% due 03/01/2019		100	100
4.000% due 02/15/2020		3,200	3,232
Danone S.A.
1.691% due 10/30/2019		400	393
2.077% due 11/02/2021		5,000	4,783
Dell International LLC
3.480% due 06/01/2019		12,196	12,230
4.420% due 06/15/2021		13,800	14,005
Delta Air Lines, Inc.
2.600% due 12/04/2020		2,200	2,153

2.875% due 03/13/2020	1,600	1,590
3.625% due 03/15/2022	5,500	5,441
DISH DBS Corp.
5.125% due 05/01/2020	700	696
7.875% due 09/01/2019	1,400	1,456
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	1,700	1,679
2.926% (US0003M + 0.600%) due 06/15/2021 ~	5,200	5,199
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	1,100	1,100
EMC Corp.
2.650% due 06/01/2020	4,950	4,809
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	5,600	5,624
Energy Transfer Partners LP
4.150% due 10/01/2020	1,400	1,418
5.750% due 09/01/2020	800	832
9.000% due 04/15/2019	400	418
EQT Corp.
2.500% due 10/01/2020	1,300	1,271
3.107% (US0003M + 0.770%) due 10/01/2020 ~	2,800	2,802
4.875% due 11/15/2021	3,000	3,101
ERAC USA Finance LLC
2.350% due 10/15/2019	8,100	8,011
2.600% due 12/01/2021	800	777
2.800% due 11/01/2018	100	100
5.250% due 10/01/2020	400	416
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~	7,200	7,236
General Electric Co.
5.500% due 01/08/2020	2,000	2,073
5.550% due 05/04/2020	300	313
HCA, Inc.
3.750% due 03/15/2019	1,000	1,006
6.500% due 02/15/2020	900	939
Hyundai Capital America
1.750% due 09/27/2019	1,400	1,373
Imperial Brands Finance PLC
2.950% due 07/21/2020	5,000	4,951
3.750% due 07/21/2022	200	199
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,300	1,344
KLA-Tencor Corp.
3.375% due 11/01/2019	5,974	5,998
Komatsu Finance America, Inc.
2.437% due 09/11/2022	2,000	1,923
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	11,000	11,049
MGM Resorts International
6.625% due 12/15/2021	800	844
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	200	197
2.000% due 10/28/2021	3,827	3,654
Mylan NV
2.500% due 06/07/2019	1,485	1,479
3.150% due 06/15/2021	7,400	7,321
3.750% due 12/15/2020	1,700	1,711
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	4,000	3,992
Pioneer Natural Resources Co.
3.450% due 01/15/2021	800	802
QVC, Inc.
3.125% due 04/01/2019	600	599
Reynolds American, Inc.
6.875% due 05/01/2020	1,200	1,274
Ryder System, Inc.
2.450% due 09/03/2019	100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,575	1,648
5.750% due 05/15/2024	100	107
Schaeffler Finance BV
4.750% due 05/15/2023	1,300	1,293
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,400	2,364
Sky PLC
2.625% due 09/16/2019	100	99
Solvay Finance America LLC
3.400% due 12/03/2020	4,200	4,216
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,106
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,656	3,624
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,000	1,032

Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	5,410	5,412
Time Warner Cable LLC
4.000% due 09/01/2021	1,700	1,701
4.125% due 02/15/2021	500	503
5.000% due 02/01/2020	2,900	2,962
8.250% due 04/01/2019	4,500	4,668
8.750% due 02/14/2019	1,100	1,137
VMware, Inc.
2.300% due 08/21/2020	2,900	2,839
2.950% due 08/21/2022	2,220	2,132
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,200	4,167
2.450% due 11/20/2019	2,647	2,619
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,200	1,189

		228,012

UTILITIES 2.1%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	5,300	5,324
3.298% (US0003M + 0.950%) due 07/15/2021 ~	3,200	3,232
4.100% due 02/15/2028	322	308
5.000% due 03/01/2021	100	104
British Transco International Finance BV
0.000% due 11/04/2021 (d)	600	536
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~	1,500	1,504
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~	9,100	9,110
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~	11,000	11,001
Electricite de France S.A.
4.600% due 01/27/2020	1,700	1,739
Entergy Corp.
5.125% due 09/15/2020	4,400	4,542
Georgia Power Co.
4.250% due 12/01/2019	100	102
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	100	102
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	11,530	11,554
Plains All American Pipeline LP
2.600% due 12/15/2019	100	99
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,201
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	3,500	3,437
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~	2,900	2,902
Sprint Capital Corp.
6.900% due 05/01/2019	7,350	7,517
Sprint Communications, Inc.
7.000% due 03/01/2020	1,500	1,560
7.000% due 08/15/2020	3,600	3,735
9.000% due 11/15/2018	5,100	5,208
Verizon Communications, Inc.
3.376% due 02/15/2025	2,953	2,840

		77,657

Total Corporate Bonds & Notes (Cost $465,191)		462,228

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
2.125% due 04/24/2026	6,400	6,000
2.521% (LIBOR01M + 0.430%) due 10/25/2036 - 09/25/2041 †~	4,281	4,299
2.541% (LIBOR01M + 0.450%) due 08/25/2037 ~	1,183	1,190
2.641% (LIBOR01M + 0.550%) due 02/25/2042 †~	21,626	21,912
2.691% (LIBOR01M + 0.600%) due 01/25/2042 †~	7,274	7,387
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~	451	460
3.500% due 02/01/2045	223	222
3.712% (US0012M + 1.731%) due 05/01/2038 ~	8,117	8,557
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	10,000	10,028
Freddie Mac
2.453% (LIBOR01M + 0.380%) due 07/15/2036 ~	214	213
2.523% (LIBOR01M + 0.450%) due 05/15/2032 - 09/15/2042 ~	3,269	3,286
2.673% (LIBOR01M + 0.600%) due 12/15/2037 ~	513	517
2.693% (LIBOR01M + 0.620%) due 10/15/2037 ~	1,241	1,255
Ginnie Mae
0.705% due 10/16/2053 ~(a)	4,205	127
2.282% due 10/20/2043 ~	11,191	11,184

NCUA Guaranteed Notes
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~		885	890
Small Business Administration
4.840% due 05/01/2025		120	123
4.990% due 09/01/2024		127	131
5.160% due 02/01/2028		85	89
5.310% due 05/01/2027		169	176
5.510% due 11/01/2027		62	66
5.820% due 06/01/2026		113	118
5.870% due 07/01/2028		60	63
6.020% due 08/01/2028		32	34
6.770% due 11/01/2028		171	185

Total U.S. Government Agencies (Cost $78,628)			78,512

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(o)		2,010	2,016
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (m)		30,859	30,682
0.125% due 04/15/2022		103	101
0.125% due 07/15/2026		12,125	11,619
0.375% due 07/15/2023		291	288
0.375% due 07/15/2025 †(m)(o)		18,700	18,377
0.375% due 07/15/2025		1,268	1,246
0.625% due 07/15/2021 (m)		1,334	1,339
0.625% due 01/15/2024		21,798	21,775
0.625% due 01/15/2026		6,643	6,608
0.750% due 02/15/2042		6,753	6,600
0.875% due 02/15/2047		1,941	1,943
1.250% due 07/15/2020 (m)		9,662	9,821
1.375% due 02/15/2044 †(m)		3,290	3,676
1.375% due 02/15/2044		9,106	10,175
1.750% due 01/15/2028		108	118
2.125% due 02/15/2040		1,356	1,706
2.125% due 02/15/2041		114	145
2.500% due 01/15/2029 †(k)(m)(o)		30,749	36,159
3.375% due 04/15/2032		1,129	1,509
3.875% due 04/15/2029		3,261	4,303
U.S. Treasury Notes
1.625% due 05/15/2026 (o)		28,700	26,254
2.000% due 02/15/2025		36,800	34,997
2.750% due 02/15/2024		46,900	46,837

Total U.S. Treasury Obligations (Cost $283,132)			278,294

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
4.502% due 07/25/2035 ~		434	430
American Home Mortgage Investment Trust
2.671% due 02/25/2045 •		31	32
3.998% due 09/25/2045 •		3	3
Banc of America Funding Trust
3.697% due 05/20/2036 ^~		731	720
BCAP LLC Trust
3.926% due 01/26/2034 ~		107	105
Bear Stearns Adjustable Rate Mortgage Trust
3.763% due 01/25/2035 ~		388	390
Bear Stearns ALT-A Trust
4.527% due 07/25/2035 ^~		1,100	910
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~		129	115
Chase Mortgage Finance Trust
3.841% due 02/25/2037 ~		215	216
3.885% due 02/25/2037 ~		339	343
5.500% due 12/25/2022 ^		557	417
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.371% due 01/25/2035 •		11	11
Citigroup Mortgage Loan Trust
3.710% due 11/25/2035 •		273	274
Countrywide Alternative Loan Trust
6.500% due 09/25/2037 ^		1,994	1,415
Countrywide Home Loan Mortgage Pass-Through Trust
3.367% due 11/20/2034 ~		658	660
Credit Suisse First Boston Mortgage Securities Corp.
3.677% due 04/25/2034 ~		28	28
Credit Suisse Mortgage Capital Certificates
3.573% due 12/27/2046 ~		23	23
6.000% due 05/27/2037		32	32
Eurosail PLC
1.577% due 06/13/2045 •	GBP	2,772	3,651
F-E Mortgages SRL
0.009% due 12/15/2043 •	EUR	1,034	1,206

First Horizon Alternative Mortgage Securities Trust
3.582% due 04/25/2035 ~		$509	511
Grecale RMBS SRL
0.172% due 01/27/2061 •	EUR	1,181	1,379
GS Mortgage Securities Trust
3.849% due 12/10/2043		$411	415
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		24	24
4.024% due 11/25/2035 ~		367	366
HarborView Mortgage Loan Trust
2.215% due 03/19/2037 •		1,280	1,237
2.395% due 11/19/2035 •		1,107	1,050
2.424% due 06/20/2035 •		699	687
HomeBanc Mortgage Trust
2.421% due 10/25/2035 •		412	414
IndyMac Mortgage Loan Trust
2.301% due 07/25/2036 •		1,807	1,660
4.022% due 11/25/2035 ^~		432	419
JPMorgan Mortgage Trust
3.784% due 04/25/2035 ~		77	78
4.162% due 07/25/2035 ~		238	240
MASTR Adjustable Rate Mortgages Trust
3.915% due 11/21/2034 ~		348	359
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.813% due 09/15/2030 •		171	169
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.553% due 06/15/2030 •		16	16
Merrill Lynch Mortgage Investors Trust
3.480% due 10/25/2035 •		68	69
3.515% due 05/25/2036 ~		14	13
3.575% due 12/25/2034 ~		162	164
3.989% due 06/25/2035 ~		511	514
5.250% due 08/25/2036		123	124
Natixis Commercial Mortgage Securities Trust
2.823% due 02/15/2033 •		4,750	4,752
Residential Accredit Loans, Inc. Trust
2.271% due 06/25/2046 •		128	56
6.000% due 09/25/2036		373	334
6.000% due 09/25/2036 ^		975	873
Structured Adjustable Rate Mortgage Loan Trust
2.932% due 11/25/2034 •		1,127	1,063
Structured Asset Mortgage Investments Trust
2.301% due 05/25/2036 •		166	150
2.765% due 05/19/2035 •		86	85
Thornburg Mortgage Securities Trust
4.070% due 03/25/2037 •		4,317	3,759
Thrones PLC
2.254% due 07/20/2044 •	GBP	33	43
Vornado DP LLC Trust
2.970% due 09/13/2028		$522	523
WaMu Mortgage Pass-Through Certificates Trust
2.461% due 01/25/2045 •		891	887
2.831% due 11/25/2034 •		401	396
2.891% due 01/25/2045 •		532	533
3.359% due 10/25/2034 ~		88	89
3.480% due 01/25/2035 ~		94	96
3.952% due 06/25/2034 ~		95	97
Wells Fargo Mortgage-Backed Securities Trust
3.654% due 03/25/2036 ~		8	8
3.739% due 12/25/2034 ~		44	45
3.881% due 04/25/2036 ~		6	6
4.163% due 03/25/2035 ~		248	253
4.190% due 06/25/2033 ~		65	66
4.190% due 04/25/2036 ~		756	708
5.000% due 03/25/2036		36	34

Total Non-Agency Mortgage-Backed Securities (Cost $35,016)			35,745

ASSET-BACKED SECURITIES 6.3%
ACE Securities Corp. Home Equity Loan Trust
2.766% due 05/25/2035 •		205	206
2.961% due 05/25/2035 •		837	824
2.991% due 12/25/2034 •		677	649
Apidos CLO
3.335% due 01/19/2025 •		12,211	12,217
Atrium CDO Corp.
3.192% due 04/22/2027 •		3,200	3,191
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	800	935
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		$4,778	4,766
4.090% due 05/28/2033		2,725	2,731

Bear Stearns Asset-Backed Securities Trust
2.591% due 09/25/2046 •		566	487
Benefit Street Partners CLO Ltd.
3.135% due 07/18/2027 •		1,500	1,497
Carlyle Global Market Strategies Euro CLO DAC
1.200% due 09/21/2029	EUR	400	468
Catamaran CLO Ltd.
3.216% due 01/27/2028 •		$4,180	4,165
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		1,400	1,399
CoreVest American Finance Trust
2.968% due 10/15/2049		1,182	1,159
Countrywide Asset-Backed Certificates Trust
2.871% due 11/25/2034 •		408	409
2.946% due 08/25/2034 •		175	171
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		5,200	5,204
Fremont Home Loan Trust
2.331% due 10/25/2036 •		7,857	4,342
2.811% due 07/25/2035 •		106	107
GSAMP Trust
2.291% due 11/25/2036 •		1,139	720
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		2,500	2,499
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.141% due 11/25/2034 •		434	431
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		4,487	4,471
Jubilee CLO BV
0.479% due 12/15/2029 •	EUR	1,940	2,267
KVK CLO Ltd.
3.248% due 01/15/2028 •		$550	550
Long Beach Mortgage Loan Trust
2.916% due 06/25/2035 •		5	5
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •		1,162	1,170
MASTR Asset-Backed Securities Trust
2.766% due 10/25/2035 •		93	93
Morgan Stanley ABS Capital, Inc. Trust
3.021% due 03/25/2035 •		330	334
3.126% due 07/25/2035 •		7,435	7,415
Morgan Stanley Home Equity Loan Trust
2.796% due 08/25/2035 •		461	463
MP CLO Ltd.
3.195% due 04/18/2027 •		15,350	15,338
Nelnet Student Loan Trust
3.140% due 07/27/2048 •		1,237	1,250
New Century Home Equity Loan Trust
2.826% due 07/25/2035 •		183	184
North Carolina State Education Assistance Authority
2.891% due 07/25/2039 •		6,111	6,165
OCP CLO Ltd.
3.148% due 07/15/2027 •		3,100	3,098
3.182% due 10/26/2027 •		5,230	5,226
3.203% due 04/17/2027 •		1,700	1,698
OFSI Fund Ltd.
2.998% due 03/20/2025 •		19,800	19,806
3.503% due 04/17/2025 •		1,479	1,481
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		5,104	5,108
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •		2,936	2,291
2.231% due 03/25/2037 •		2,512	1,928
Palmer Square CLO Ltd.
3.573% due 10/17/2027 •		5,900	5,909
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •		16,840	16,776
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035 •		367	368
3.066% due 10/25/2034 •		81	82
Residential Asset Mortgage Products Trust
2.886% due 06/25/2035 •		466	467
Residential Asset Securities Corp. Trust
2.471% due 02/25/2036 •		350	351
SLM Private Education Loan Trust
4.323% due 06/16/2042 •		1,700	1,750
SLM Student Loan Trust
3.860% due 04/25/2023 •		5,531	5,641
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		4,400	4,400
3.239% due 07/20/2027 •		1,300	1,298
3.249% due 01/20/2028 •		8,500	8,500
Soundview Home Loan Trust
3.041% due 10/25/2037 •		1,546	1,339

Structured Asset Securities Corp. Mortgage Loan Trust
3.482% due 04/25/2035 •		168	165
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		11,924	11,937
Symphony CLO Ltd.
3.378% due 10/15/2025 •		12,495	12,502
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.743% due 04/20/2028 •		20,520	20,367
Tralee CLO Ltd.
3.389% due 10/20/2027 •		3,600	3,606
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		3,624	3,616
Venture CDO Ltd.
2.589% due 01/20/2022 •		1,328	1,329
Venture CLO Ltd.
3.228% due 07/15/2027 •		2,900	2,895
VOLT LLC
3.000% due 10/25/2047		625	620
Wells Fargo Home Equity Asset-Backed Securities Trust
2.351% due 05/25/2036 •		343	343

Total Asset-Backed Securities (Cost $231,321)			233,429

SOVEREIGN ISSUES 4.4%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (d)	BRL	75,000	19,043
0.000% due 01/01/2019 (d)		328,365	82,009
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	3,300	2,349
United Kingdom Gilt
1.250% due 11/22/2027 (f)	GBP	34,014	58,754

Total Sovereign Issues (Cost $171,964)			162,155

SHORT-TERM INSTRUMENTS 41.7%
CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.940% due 09/04/2018	$	11,900	11,893
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		45,700	45,749

			57,642

COMMERCIAL PAPER 13.4%
AT&T, Inc.
2.674% due 09/06/2018		28,000	27,862
Bank of Montreal
1.537% due 07/03/2018	CAD	17,900	13,613
1.540% due 07/03/2018		10,300	7,833
Bank of Nova Scotia
1.543% due 07/03/2018		5,200	3,955
1.544% due 07/05/2018		1,300	989
Boston Scientific Corp.
2.436% due 07/12/2018	$	1,900	1,898
2.467% due 07/11/2018		5,700	5,696
2.545% due 08/13/2018		11,400	11,366
2.597% due 08/16/2018		25,300	25,219
CIMIC GROUP Ltd.
3.906% due 06/06/2019s (e)		1,600	1,541
Discovery Communications LLC
2.711% due 07/13/2018		2,400	2,398
Dominion Resources, Inc.
2.336% due 07/10/2018		1,000	999
2.480% due 07/25/2018		5,400	5,391
Energy Transfer Partners
2.842% due 07/03/2018		2,700	2,699
2.999% due 07/16/2018		19,200	19,177
Entergy Corp.
2.469% due 07/12/2018		5,800	5,795
2.637% due 07/16/2018		7,200	7,192
2.698% due 07/11/2018		3,500	3,497
2.756% due 08/16/2018		700	698
Enterprise Products Operating LLC
2.346% due 07/10/2018		4,100	4,097
2.357% due 07/06/2018		10,200	10,195
2.357% due 07/13/2018		23,000	22,980
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018		11,600	11,593

HP, Inc.
2.416% due 07/23/2018		6,300	6,292
2.438% due 07/23/2018		11,500	11,485
Humana, Inc.
2.668% due 08/13/2018		3,100	3,090
Hyundai Capital America
2.335% due 07/17/2018		7,700	7,691
Marriot International
2.326% due 07/25/2018		3,900	3,893
2.392% due 08/27/2018		1,900	1,892
2.523% due 08/14/2018		4,600	4,586
2.523% due 08/15/2018		4,600	4,586
McKesson Corp.
2.438% due 07/16/2018		3,000	2,997
2.438% due 07/17/2018		7,700	7,691
2.438% due 07/19/2018		7,500	7,490
Mondelez International, Inc.
2.275% due 07/11/2018		1,900	1,899
2.275% due 07/12/2018		17,400	17,386
2.475% due 08/15/2018		30,600	30,504
National Bank Of Canada
1.525% due 07/03/2018	CAD	100	76
Qualcomm, Inc.
2.320% due 07/24/2018		$9,700	9,686
Rockwell Collins, Inc.
2.388% due 07/17/2018		10,800	10,788
Royal Bank of Canada
1.537% due 07/04/2018	CAD	9,300	7,073
Schlumberger Holdings
2.677% due 10/01/2018		$8,800	8,743
2.677% due 10/03/2018		5,500	5,463
2.684% due 07/11/2018		3,100	3,098
Sempra Energy Holdings
2.567% due 07/30/2018		21,500	21,456
2.568% due 07/18/2018		5,600	5,593
Southern Co.
2.415% due 07/10/2018		11,800	11,792
Spectra Energy Partners
2.489% due 07/16/2018		7,700	7,692
2.807% due 07/09/2018		13,200	13,192
Syngenta Wilmington
2.998% due 07/27/2018		4,000	3,993
3.100% due 07/27/2018		7,700	7,686
Thomson Reuters Corp.
2.438% due 07/10/2018		6,100	6,096
2.438% due 07/25/2018		7,700	7,688
2.438% due 08/01/2018		7,600	7,585
2.499% due 07/11/2018		7,900	7,894
Toronto Dominion Bank
1.535% due 07/05/2018	CAD	5,100	3,878
1.540% due 07/03/2018		4,400	3,346
VW CR, Inc.
2.592% due 08/15/2018		$7,700	7,676
2.602% due 08/15/2018		19,100	19,040
2.602% due 08/16/2018		5,000	4,984
Wec Energy Group, Inc.
2.488% due 07/09/2018		3,600	3,598

			496,281

REPURCHASE AGREEMENTS (j) 19.6%			724,581

SHORT-TERM NOTES 0.4%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		16,000	16,013

GREECE TREASURY BILLS 0.2%
0.941% due 07/13/2018 - 10/05/2018 (c)(d)	EUR	5,860	6,836

JAPAN TREASURY BILLS 2.7%
(0.144)% due 07/02/2018 - 10/01/2018 (b)(c)(d)	JPY	10,840,000	97,921

U.S. TREASURY BILLS 3.8%
1.893% due 08/02/2018 - 10/04/2018 †(c)(d)(m)(o)		$142,342	141,975

Total Short-Term Instruments (Cost $1,543,730)		1,541,249

Total Investments in Securities (Cost $2,808,982)		2,791,612

	SHARES
INVESTMENTS IN AFFILIATES 23.8%
SHORT-TERM INSTRUMENTS 23.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.8%
PIMCO Short Asset Portfolio	40,809,647	408,341
PIMCO Short-Term Floating NAV Portfolio III	47,738,426	471,942

Total Short-Term Instruments (Cost $880,211)		880,283

Total Investments in Affiliates (Cost $880,211)		880,283

Total Investments 99.3% (Cost $3,689,193)		$3,671,895
Financial Derivative Instruments (l)(n) 3.1% (Cost or Premiums, net $2,401)		115,250
Other Assets and Liabilities, net (2.4)%		(90,309)

Net Assets 100.0%		$3,696,836

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cargill-Lloyds	0.000%	09/05/2018	05/22/2018	$1,726	$1,726	0.05%
CIMIC GROUP Ltd.	3.906	06/06/2019	06/28/2018	1,541	1,541	0.04
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	1,300	1,295	0.04
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	1,500	1,499	0.04
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	1,726	1,726	0.05
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	1,726	1,726	0.05
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	1,726	1,726	0.05

				$11,245	$11,239	0.32%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.180	†	06/29/2018	07/02/2018	22,200	U.S. Treasury Bonds 3.000% due 05/15/2045 - 05/15/2047	$(22,664)	$22,200	$22,204
FICC	1.500		06/29/2018	07/02/2018	2,816	U.S. Treasury Notes 2.000% due 02/15/2022	(2,874)	2,816	2,816
JPS	2.190	†	06/29/2018	07/02/2018	36,200	U.S. Treasury Notes 1.875% due 01/31/2022	(36,929)	36,200	36,207
MBC	2.070	†	06/27/2018	07/05/2018	150,000	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019	(154,721)	150,000	150,043
	2.070	†	06/28/2018	07/05/2018	90,000	U.S. Treasury Bonds 3.000% due 05/15/2047	(92,748)	90,000	90,021
						U.S. Treasury Notes 1.000% due 11/30/2018
	2.110	†	06/29/2018	07/06/2018	175,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(180,375)	175,000	175,031
						U.S. Treasury Notes 2.500% due 05/15/2024	(81,568)
RDR	2.070	†	06/28/2018	07/05/2018	150,000	U.S. Treasury Notes 1.250% - 2.375% due 04/30/2019 - 01/31/2023	(153,078)	150,000	150,034
	2.220	†	06/29/2018	07/02/2018	95,200	U.S. Treasury Notes 1.375% due 02/28/2019	(97,283)	95,200	95,218
SSB	0.850	†	06/29/2018	07/02/2018	3,165	U.S. Treasury Notes 1.500% due 01/31/2022 (2)	(3,232)	3,165	3,165

Total Repurchase Agreements							$(825,472)	$724,581	$724,739

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
SCX	0.640%	04/26/2018	07/26/2018	GBP	(426)	$(563)

Total Reverse Repurchase Agreements						$(563)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	4.000%	08/01/2048	$5,000	$(5,084)	$(5,090)
U.S. Treasury Obligations (2.9)%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/2028	107,522	(105,301)	(105,469)

Total Short Sales (3.0)%				$(110,385)	$(110,559)

(k)	Securities with an aggregate market value of $654 and cash of $1,010 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,298) at a weighted average interest rate of 1.214%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for short sales includes $255 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Crude November Futures †	$65.000	10/17/2018	760	760,000	$3,012	$5,214
Put - NYMEX Crude November Futures †	65.000	10/17/2018	760	760,000	2,895	1,315
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	228	228,000	0	4

Total Purchased Options					$5,907	$6,533

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn September Futures †	$350.000	08/24/2018	773	3,865,000	$(225)	$(338)
Put - CBOT Soybean August Futures †	870.000	07/27/2018	458	2,290,000	(204)	(627)
Call - NYMEX Crude August Futures †	76.500	07/17/2018	696	696,000	(771)	(459)
Call - NYMEX Crude August Futures †	77.500	07/17/2018	180	180,000	(169)	(85)
Call - NYMEX Crude September Futures †	70.000	08/16/2018	252	252,000	(275)	(990)
Call - NYMEX Crude September Futures †	71.000	08/16/2018	252	252,000	(227)	(837)
Call - NYMEX Crude September Futures †	72.000	08/16/2018	132	132,000	(116)	(367)
Call - NYMEX Crude September Futures †	73.000	08/16/2018	252	252,000	(173)	(582)
Put - NYMEX Natural Gas August Futures †	2.650	07/26/2018	276	2,760,000	(99)	(8)
Put - NYMEX Natural Gas August Futures †	2.750	07/26/2018	804	8,040,000	(296)	(90)
Put - NYMEX Natural Gas August Futures †	2.800	07/26/2018	540	5,400,000	(178)	(111)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	86	860,000	(26)	(27)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	86	860,000	(33)	(4)
Put - NYMEX Natural Gas October Futures †	2.700	09/25/2018	575	5,750,000	(310)	(225)
Put - NYMEX Natural Gas September Futures †	2.700	08/28/2018	672	6,720,000	(214)	(163)
Put - NYMEX Natural Gas September Futures †	2.750	08/28/2018	960	9,600,000	(358)	(348)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	308	308,000	0	(15)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	80,000	0	(397)
Call - NYMEX WTI-Brent Crude Spread October Futures †	6.000	08/30/2018	133	133,000	(114)	(108)
Call - NYMEX WTI-Brent Crude Spread September Futures †	5.500	07/30/2018	188	188,000	(76)	(150)
Call - NYMEX WTI-Brent Crude Spread September Futures †	8.000	07/30/2018	136	136,000	(142)	(269)
Put - NYMEX WTI-Brent Crude Spread September Futures †	8.500	07/30/2018	188	188,000	(128)	(118)

Total Written Options					$(4,134)	$(6,318)

Futures Contracts:

Long Futures Contracts

					Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2018	140	$7,484	$(546)	$0	$0
Brent (ICE) Dubai August Futures †	08/2018	431	1,226	466	29	0
Brent (ICE) Dubai December Futures †	12/2018	534	1,569	636	0	(49)
Brent (ICE) Dubai July Futures †	07/2018	431	1,204	444	76	0
Brent (ICE) Dubai November Futures †	11/2018	534	1,575	641	0	(33)
Brent (ICE) Dubai October Futures †	10/2018	534	1,565	631	0	(18)
Brent (ICE) Dubai September Futures †	09/2018	431	1,238	477	0	(1)
Brent 1st Line vs. Dubai 1st Line February Futures †	02/2019	103	307	(36)	0	(9)
Brent 1st Line vs. Dubai 1st Line January Futures †	01/2019	103	305	(38)	0	(10)
Brent 1st Line vs. Dubai 1st Line March Futures †	03/2019	103	308	(35)	0	(9)
Brent Crude December Futures †	10/2018	6,035	471,515	13,333	8,398	(7)
Brent Crude December Futures †	10/2019	3,976	288,737	7,548	2,545	0
Brent Crude December Futures †	10/2020	4,113	280,671	8,751	41	0
Brent Crude December Futures †	10/2021	431	28,123	133	0	(159)
Brent Crude January Futures †	11/2018	98	7,615	413	135	0
Brent Crude October Futures †	08/2018	1,898	149,676	3,660	2,904	0
Chicago Ethanol (Platts) August Futures †	08/2018	143	8,604	(319)	45	0
Chicago Ethanol (Platts) December Futures †	12/2018	560	33,222	(1,065)	59	0
Chicago Ethanol (Platts) July Futures †	07/2018	168	10,055	(629)	71	0
Chicago Ethanol (Platts) September Futures †	09/2018	158	9,539	(279)	33	0
Cocoa September Futures †	09/2018	74	1,859	80	45	0
Copper December Futures †	12/2018	643	106,738	(4,584)	0	0
Copper September Futures †	09/2018	60	9,942	(368)	0	(440)
Cotton No. 2 December Futures †	12/2018	77	3,231	85	14	0
Gas Oil November Futures †	11/2018	118	8,003	487	121	0
Gas Oil September Futures †	09/2018	212	14,390	551	228	0
Gold 100 oz. August Futures †	08/2018	95	11,918	(22)	56	0
Gold 100 oz. December Futures †	12/2018	348	44,067	(851)	122	0
Hard Red Winter Wheat December Futures †	12/2018	656	16,777	(149)	926	0
Hard Red Winter Wheat July Futures †	07/2019	60	1,653	(142)	41	0
Hard Red Winter Wheat September Futures †	09/2018	18	440	(26)	15	0
Henry Hub Natural Gas April Futures †	03/2019	231	1,544	(34)	0	(3)
Henry Hub Natural Gas August Futures †	07/2019	232	1,568	(17)	0	(2)
Henry Hub Natural Gas December Futures †	11/2019	232	1,680	95	1	0
Henry Hub Natural Gas February Futures †	01/2019	227	1,758	208	0	(11)
Henry Hub Natural Gas January Futures †	12/2018	232	1,818	234	0	(11)
Henry Hub Natural Gas July Futures †	06/2019	232	1,563	(21)	0	(3)
Henry Hub Natural Gas June Futures †	05/2019	231	1,538	(39)	0	(3)
Henry Hub Natural Gas March Futures †	02/2019	232	1,741	157	0	(11)
Henry Hub Natural Gas May Futures †	04/2019	232	1,529	(56)	0	(3)
Henry Hub Natural Gas November Futures †	10/2019	231	1,598	20	0	(1)
Henry Hub Natural Gas October Futures †	09/2019	232	1,572	(12)	0	(1)
Henry Hub Natural Gas September Futures †	08/2019	231	1,553	(24)	0	(2)
Henry Hub Natural Gas Swap April Futures †	03/2019	40	267	(17)	0	(1)
Henry Hub Natural Gas Swap August Futures †	07/2018	284	2,076	15	0	(11)
Henry Hub Natural Gas Swap August Futures †	07/2019	41	277	(15)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	284	2,169	7	0	(12)
Henry Hub Natural Gas Swap December Futures †	11/2019	41	297	5	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	38	294	24	0	(2)
Henry Hub Natural Gas Swap January Futures †	12/2018	41	321	29	0	(2)
Henry Hub Natural Gas Swap July Futures †	06/2019	41	276	(16)	0	(1)
Henry Hub Natural Gas Swap June Futures †	05/2019	40	266	(18)	0	(1)
Henry Hub Natural Gas Swap March Futures †	02/2019	41	308	16	0	(2)
Henry Hub Natural Gas Swap May Futures †	04/2019	41	270	(22)	0	(1)
Henry Hub Natural Gas Swap November Futures †	10/2018	284	2,094	6	0	(13)
Henry Hub Natural Gas Swap November Futures †	10/2019	40	277	(8)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	284	2,065	4	0	(14)
Henry Hub Natural Gas Swap October Futures †	09/2019	41	278	(14)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	284	2,060	10	0	(13)
Henry Hub Natural Gas Swap September Futures †	08/2019	40	269	(16)	0	0
Live Cattle August Futures †	08/2018	246	10,502	361	295	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	72	301	44	49	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	102	345	65	51	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	84	333	26	52	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	102	441	161	90	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	84	293	(14)	46	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	72	305	47	50	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	72	307	50	56	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	102	304	24	72	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	84	338	30	54	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	72	294	36	46	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	72	305	47	53	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	72	297	40	46	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	102	441	161	98	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	84	315	7	46	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	102	405	125	79	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	84	318	11	45	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	102	361	81	50	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	84	318	11	45	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	151	5,969	795	154	0
Natural Gas April Futures †	03/2019	774	20,689	446	0	(46)
Natural Gas February Futures †	01/2019	2,261	70,046	248	0	(452)
Natural Gas May Futures †	04/2019	40	1,054	(8)	0	(2)
Natural Gas October Futures †	09/2018	336	9,771	181	0	(64)
Natural Gas October Futures †	09/2019	579	15,697	165	0	(12)
New York Harbor ULSD November Futures †	10/2018	84	7,860	441	111	0
New York Harbor ULSD September Futures †	08/2018	1	93	4	1	0
Platinum October Futures †	10/2018	1	43	(1)	0	0
RBOB Gasoline November Futures †	10/2018	93	7,777	412	161	0
Soybean Meal December Futures †	12/2018	6	198	(23)	0	(1)
Soybean November Futures †	11/2019	152	6,850	(245)	0	(19)
U.S. Treasury 5-Year Note September Futures	09/2018	34	3,863	7	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2018	1,069	128,480	52	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	145	21,025	314	5	0
WCS Oil Monthly Index April Futures †	03/2019	5	111	3	0	0
WCS Oil Monthly Index August Futures †	07/2018	60	1,254	135	0	(6)
WCS Oil Monthly Index August Futures †	07/2019	5	107	(1)	0	0
WCS Oil Monthly Index December Futures †	11/2018	72	1,710	227	0	0
WCS Oil Monthly Index December Futures †	11/2019	5	113	5	0	0
WCS Oil Monthly Index February Futures †	01/2019	5	120	12	0	0
WCS Oil Monthly Index January Futures †	12/2018	5	121	13	0	0
WCS Oil Monthly Index July Futures †	06/2019	5	106	(1)	0	0
WCS Oil Monthly Index June Futures †	05/2019	5	112	4	0	0
WCS Oil Monthly Index March Futures †	02/2019	5	120	12	0	0
WCS Oil Monthly Index May Futures †	04/2019	5	111	3	0	0
WCS Oil Monthly Index November Futures †	10/2018	72	1,692	209	0	0
WCS Oil Monthly Index November Futures †	10/2019	5	112	4	0	0
WCS Oil Monthly Index October Futures †	09/2018	72	1,674	191	0	0
WCS Oil Monthly Index October Futures †	09/2019	5	111	4	0	0
WCS Oil Monthly Index September Futures †	08/2018	54	1,331	332	0	(14)
WCS Oil Monthly Index September Futures †	08/2019	5	108	0	0	0
Wheat July Futures †	07/2019	102	2,797	(36)	84	0
Wheat September Futures †	09/2018	102	2,556	(14)	91	0
White Sugar October Futures †	09/2018	1,196	20,565	160	0	(6)
WTI Crude April Futures †	03/2019	1,095	73,387	3,919	635	0
WTI Crude December Futures †	11/2021	620	35,433	2,073	0	(304)
WTI Crude February Futures †	01/2019	838	57,126	2,697	562	0
WTI Crude June Futures †	05/2019	10,448	690,508	27,981	5,179	(3)
WTI Crude June Futures †	05/2020	1,759	108,196	3,952	0	(18)
WTI Crude June Futures †	05/2021	942	54,956	1,163	0	(330)
WTI Crude March Futures †	02/2019	917	61,953	758	569	0
WTI Crude March Futures †	02/2020	1,447	90,438	8,014	159	0
WTI Crude November Futures †	10/2018	185	12,980	137	109	(1)
WTI Crude October Futures †	09/2018	3,499	248,149	17,391	2,029	0
WTI Crude September Futures †	08/2018	136	9,855	740	88	0
WTI Crude September Futures †	08/2019	5,609	363,071	23,047	2,131	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	39	154	31	15	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	41	98	(11)	18	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	39	147	24	18	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	41	156	48	8	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	39	146	23	22	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	39	151	27	11	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	39	149	25	7	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	39	150	27	18	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	39	154	31	19	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	39	152	29	15	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	39	154	31	17	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	41	156	48	21	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	39	146	23	21	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	41	154	46	29	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	39	148	25	21	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	3	10	5	1	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	41	141	33	26	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	39	147	24	18	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	3	10	5	1	0
WTI Midarg/Finance CS July Futures †	07/2018	10	116	17	0	(2)
WTI Midland vs WTI Trade April Futures †	03/2021	3	1	1	0	0
WTI Midland vs WTI Trade August Futures †	07/2021	3	1	1	0	0
WTI Midland vs WTI Trade December Futures †	11/2021	3	1	1	0	0
WTI Midland vs WTI Trade February Futures †	01/2021	3	1	1	0	0
WTI Midland vs WTI Trade January Futures †	12/2020	3	1	1	0	0
WTI Midland vs WTI Trade July Futures †	06/2021	3	1	1	0	0
WTI Midland vs WTI Trade June Futures †	05/2021	3	1	1	0	0
WTI Midland vs WTI Trade March Futures †	02/2021	3	1	1	0	0
WTI Midland vs WTI Trade May Futures †	04/2021	3	1	1	0	0
WTI Midland vs WTI Trade November Futures †	10/2021	3	1	1	0	0
WTI Midland vs WTI Trade October Futures †	09/2021	3	1	1	0	0
WTI Midland vs WTI Trade September Futures †	08/2021	3	1	1	0	0
Zinc November Futures †	11/2018	107	7,608	(642)	0	0

				$126,914	$29,612	$(2,140)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2018	133		$(7,088)	$569	$0	$0
Arabica Coffee December Futures †	12/2018	125		(5,557)	472	31	0
Arabica Coffee September Futures †	09/2018	21		(906)	57	5	0
Brent Crude December Futures †	10/2022	476		(30,102)	(3,438)	290	0
Brent Crude February Futures †	12/2018	4,540		(350,488)	(14,711)	0	(5,947)
Brent Crude June Futures †	04/2019	6,987		(525,562)	(12,730)	0	(6,899)
Brent Crude June Futures †	05/2020	1,878		(132,099)	(1,752)	0	(563)
Brent Crude June Futures †	04/2021	639		(42,564)	(4,437)	128	0
Brent Crude March Futures †	01/2019	1,498		(114,882)	(3,158)	0	(1,843)
Brent Crude March Futures †	01/2020	190		(13,577)	(522)	0	(93)
Brent Crude November Futures †	09/2018	200		(15,706)	(316)	0	(274)
Brent Crude September Futures †	07/2018	20		(1,585)	(87)	0	(132)
Brent Crude September Futures †	07/2019	1,414		(104,509)	(5,181)	0	(1,145)
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	760		(4,697)	(893)	0	(714)
Call Options Strike @ USD 79.000 on Brent Crude October 2018 Futures †	08/2018	192		(589)	(384)	0	(142)
Call Options Strike @ USD 80.000 on Brent Crude October 2018 Futures †	08/2018	372		(975)	(623)	0	(246)
Call Options Strike @ USD 81.000 on Brent Crude October 2018 Futures †	08/2018	192		(428)	(227)	0	(111)
Call Options Strike @ USD 82.000 on Brent Crude October 2018 Futures †	08/2018	120		(227)	(98)	0	(61)
Call Options Strike @ USD 82.000 on Brent Crude September 2018 Futures †	07/2018	132		(147)	3	0	(51)
Call Options Strike @ USD 85.000 on Brent Crude September 2018 Futures †	07/2018	612		(306)	425	0	(98)
Call Options Strike @ USD 86.000 on Brent Crude September 2018 Futures †	07/2018	132		(50)	121	0	(15)
Cocoa December Futures †	12/2018	135		(3,417)	(141)	0	(76)
Copper December Futures †	12/2018	1,436		(107,269)	5,673	198	0
Copper September Futures †	09/2018	222		(16,461)	697	31	0
Corn December Futures †	12/2018	673		(12,493)	109	0	(238)
Corn December Futures †	12/2019	214		(4,221)	56	2	(62)
Corn July Futures †	07/2019	217		(4,278)	232	0	(57)
Corn September Futures †	09/2018	1,938		(34,836)	2,031	0	(509)
Euro-Bund 10-Year Bond September Futures	09/2018	36	EUR	(6,834)	(29)	0	(11)
Henry Hub Natural Gas August Futures †	07/2018	284		$(2,076)	54	11	0
Henry Hub Natural Gas December Futures †	11/2018	284		(2,169)	(40)	12	0
Henry Hub Natural Gas November Futures †	10/2018	284		(2,094)	36	13	0
Henry Hub Natural Gas October Futures †	09/2018	284		(2,065)	65	14	0
Henry Hub Natural Gas September Futures †	08/2018	284		(2,060)	70	13	0
Lean Hogs October Futures †	10/2018	50		(1,196)	28	33	0
Live Cattle October Futures †	10/2018	115		(5,061)	(160)	0	(138)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	55		(2,174)	(28)	2	(30)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	96		(3,790)	(154)	0	(139)
Natural Gas August Futures †	07/2018	660		(19,298)	(90)	106	0
Natural Gas January Futures †	12/2018	190		(5,957)	(50)	36	0
Natural Gas March Futures †	02/2019	1,979		(59,410)	48	376	0
Natural Gas September Futures †	08/2018	1,226		(35,566)	127	205	(9)
Nickel September Futures †	09/2018	105		(9,384)	245	0	0
Put Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	760		(2,318)	1,051	372	0
RBOB Gasoline September Futures †	08/2018	29		(2,597)	(96)	0	(55)
Silver September Futures †	09/2018	132		(10,691)	259	0	(104)
Soybean November Futures †	11/2018	125		(5,500)	48	22	0
Soybean Oil December Futures †	12/2018	280		(4,996)	259	0	(10)
Sugar No. 11 February Futures †	02/2019	481		(6,976)	98	0	(16)
Sugar No. 11 October Futures †	09/2018	658		(9,028)	85	0	0
U.S. Treasury 2-Year Note September Futures	09/2018	4		(847)	(2)	0	0
United Kingdom Long Gilt September Futures	09/2018	417	GBP	(67,724)	(636)	154	0
WCS Oil Monthly Index April Futures †	03/2020	5		$(108)	(2)	0	0
WCS Oil Monthly Index August Futures †	07/2020	5		(105)	2	0	0
WCS Oil Monthly Index December Futures †	11/2020	5		(111)	(5)	0	0
WCS Oil Monthly Index February Futures †	01/2020	5		(111)	(4)	0	0
WCS Oil Monthly Index January Futures †	12/2019	5		(110)	(4)	0	0
WCS Oil Monthly Index July Futures †	06/2020	5		(104)	2	0	0
WCS Oil Monthly Index June Futures †	05/2020	5		(107)	0	0	0
WCS Oil Monthly Index March Futures †	02/2020	5		(111)	(5)	0	0
WCS Oil Monthly Index May Futures †	04/2020	5		(109)	(3)	0	0
WCS Oil Monthly Index November Futures †	10/2020	5		(111)	(4)	0	0
WCS Oil Monthly Index October Futures †	09/2020	5		(106)	0	0	0
WCS Oil Monthly Index September Futures †	08/2020	5		(105)	1	0	0
Wheat December Futures †	12/2018	579		(14,960)	(162)	23	(1,376)
WTI Brent Financial April Futures †	04/2019	111		(977)	(209)	0	(53)
WTI Brent Financial August Futures †	08/2018	143		(991)	(329)	0	(130)
WTI Brent Financial August Futures †	08/2019	111		(986)	(218)	0	(43)
WTI Brent Financial December Futures †	12/2018	143		(1,221)	(560)	0	(87)
WTI Brent Financial December Futures †	12/2019	111		(966)	(198)	0	(40)
WTI Brent Financial February Futures †	02/2019	111		(976)	(208)	0	(60)
WTI Brent Financial January Futures †	01/2019	111		(966)	(198)	0	(63)
WTI Brent Financial July Futures †	07/2018	99		(556)	(96)	0	(91)
WTI Brent Financial July Futures †	07/2019	111		(986)	(218)	0	(44)
WTI Brent Financial June Futures †	06/2019	111		(986)	(218)	0	(46)
WTI Brent Financial March Futures †	03/2019	111		(979)	(211)	0	(56)
WTI Brent Financial May Futures †	05/2019	111		(980)	(212)	0	(50)
WTI Brent Financial November Futures †	11/2018	143		(1,205)	(544)	0	(97)
WTI Brent Financial November Futures †	11/2019	111		(962)	(194)	0	(40)
WTI Brent Financial October Futures †	10/2018	143		(1,165)	(504)	0	(109)
WTI Brent Financial October Futures †	10/2019	111		(967)	(199)	0	(40)
WTI Brent Financial September Futures †	09/2018	143		(1,120)	(458)	0	(126)
WTI Brent Financial September Futures †	09/2019	111		(979)	(211)	0	(41)
WTI Crude August Futures †	07/2018	79		(5,858)	(606)	0	(120)
WTI Crude December Futures †	11/2018	7,662		(532,432)	(24,979)	0	(5,301)
WTI Crude December Futures †	11/2019	7,914		(503,726)	(13,321)	0	(1,899)
WTI Crude December Futures †	11/2020	5,209		(311,602)	(14,251)	1,042	0
WTI Crude December Futures †	11/2022	365		(20,239)	(1,782)	219	0
WTI Crude January Futures †	12/2018	1,811		(124,687)	(7,542)	0	(1,268)
WTI Crude July Futures †	06/2019	259		(16,988)	(466)	0	(122)
WTI Crude November Futures †	10/2018	1,141		(80,053)	(4,187)	7	(714)
WTI Crude September Futures †	08/2018	532		(38,549)	(2,811)	0	(414)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	25		(89)	25	0	(6)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	25		(89)	25	0	(6)
WTI Midarg/Finance CS August Futures †	08/2018	6		(77)	7	2	0
WTI Midarg/Finance CS December Futures †	12/2018	17		(223)	(203)	4	0
WTI Midarg/Finance CS November Futures †	11/2018	17		(254)	(233)	0	(1)
WTI Midarg/Finance CS October Futures †	10/2018	17		(255)	(234)	0	(1)
WTI Midarg/Finance CS September Futures †	09/2018	6		(84)	0	1	0
WTI Midland vs WTI Trade April Futures †	03/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade August Futures †	07/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade December Futures †	11/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade February Futures †	01/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade January Futures †	12/2019	25		(36)	(10)	1	0
WTI Midland vs WTI Trade July Futures †	06/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade June Futures †	05/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade March Futures †	02/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade May Futures †	04/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade November Futures †	10/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade October Futures †	09/2020	25		(34)	(8)	1	0
WTI Midland vs WTI Trade September Futures †	08/2020	25		(34)	(8)	1	0
WTI-Brent August Futures †	07/2019	116		(7,556)	(395)	0	(49)
Zinc September Futures †	09/2018	34		(2,428)	289	0	0

					$(112,746)	$3,364	$(32,341)

Total Futures Contracts					$14,168	$32,976	$(34,481)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	1,530	$25	$(2)	$23	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022		$76,600	$532	$(2,608)	$(2,076)	$0	$(39)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		20,460	120	724	844	12	0
Pay (5)	3-Month USD-LIBOR	2.655	Semi-Annual	10/19/2023		7,700	0	(100)	(100)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		64,500	1,595	2,151	3,746	36	0
Receive (5)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		24,980	(12)	205	193	20	0
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		194,100	(621)	4,669	4,048	164	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		71,600	(313)	2,118	1,805	61	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		3,400	(62)	224	162	3	0
Receive (5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		11,850	(19)	599	580	10	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		94,710	(937)	9,331	8,394	75	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		34,400	1,761	288	2,049	29	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	1,958	4,749	44	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		11,000	1,100	794	1,894	16	0
Receive (5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		5,000	0	17	17	10	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	33,700	(104)	49	(55)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	299,200	(7)	(1,218)	(1,225)	62	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	41	43	2	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		$3,500	0	48	48	0	0
Receive	CPURNSA	2.243	Maturity	11/21/2026		39,000	0	(406)	(406)	6	0
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	13,500	124	321	445	0	(22)
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	26	(3)	0	(2)
Receive	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	1,063	(1,312)	0	(11)
Receive	UKRPI	3.470	Maturity	09/15/2032		5,450	12	112	124	0	(16)

							$3,558	$20,406	$23,964	$550	$(96)

Total Swap Agreements							$3,583	$20,404	$23,987	$550	$(97)

(m)	Securities with an aggregate market value of $66,647 and cash of $1,697 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $30 and liability of $(1) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	JPY	2,370,000	$	22,512	$1,106	$0
	08/2018	$	20,742	CAD	26,787	0	(351)
BPS	07/2018	BRL	110,646	$	28,997	449	0
	07/2018	EUR	7,317		8,486	0	(58)
	07/2018	TWD	64,425		2,164	48	0
	07/2018	$	30,291	BRL	110,646	0	(1,742)
	01/2019	BRL	112,543	$	30,359	1,815	0
BRC	07/2018	ZAR	12,717		935	11	0
CBK	07/2018	BRL	30,228		7,840	40	0
	07/2018	CAD	31,004		23,831	247	0
	07/2018	GBP	49,378		65,420	253	0
	07/2018	$	8,072	BRL	30,228	0	(273)
	08/2018	MXN	6,810	$	342	2	0
	10/2018	JPY	2,370,000		21,594	52	0
	01/2019	BRL	31,219		8,211	293	0
DUB	07/2018		87,900		25,194	2,515	0
	07/2018	$	22,797	BRL	87,900	0	(117)
FBF	07/2018	EUR	450	$	558	32	0
GLM	07/2018	BRL	8,074		2,134	56	0
	07/2018	CAD	48,400		37,397	580	0
	07/2018	GBP	740		987	10	0
	07/2018	RUB	66,752		1,067	4	0
	07/2018	$	1,067	MXN	22,081	43	0
	07/2018		1,067	PHP	57,444	7	0
	07/2018	ZAR	12,864	$	973	36	0
HUS	07/2018	BRL	136,100		38,852	3,737	0
	07/2018	RUB	67,168		1,067	0	(1)
	07/2018	$	35,298	BRL	136,100	0	(182)
	07/2018		19,394	CAD	25,804	234	0
	07/2018		1,067	PLN	3,919	0	(21)
	07/2018		1,067	TRY	4,979	15	0
	08/2018	CAD	25,804	$	19,405	0	(233)
	10/2018	EUR	730		906	47	0
JPM	07/2018	BRL	127,582		33,088	170	0
	07/2018	EUR	2,490		3,105	196	0
	07/2018	JPY	4,180,000		38,461	639	0
	07/2018	NZD	4,894		3,445	131	0
	07/2018	$	34,850	BRL	127,582	0	(1,932)
	07/2018		2,041	INR	137,931	0	(28)
	07/2018		1,070	PLN	3,983	0	(7)
	07/2018	ZAR	26,216	$	1,972	66	(3)
	01/2019	BRL	131,511		35,415	2,060	0
MSB	07/2018		85,000		24,612	2,681	0
	07/2018	JPY	1,920,000		17,668	296	0
	07/2018	$	22,045	BRL	85,000	0	(114)
RYL	10/2018	EUR	2,190	$	2,733	158	0
SCX	07/2018	BRL	52,144		13,524	70	0
	07/2018	$	14,213	BRL	52,144	0	(759)
	09/2018		1,009	INR	68,538	0	(19)
	10/2018	BRL	75,000	$	21,704	2,529	0
	01/2019		53,092		14,261	795	0
SOG	07/2018	TWD	64,721		2,134	7	(2)
	07/2018	$	993	INR	68,128	0	(1)
	07/2018		1,067	PHP	57,136	2	0
	07/2018		1,067	PLN	3,974	0	(6)
SSB	07/2018		8,517	EUR	7,317	27	0
	07/2018		1,016	INR	69,691	0	(1)
	08/2018	EUR	7,317	$	8,536	0	(27)
UAG	07/2018	$	66,269	GBP	50,118	0	(125)
	07/2018		1,068	PLN	3,867	0	(35)
	08/2018	GBP	50,118	$	66,362	129	0
	08/2018	$	5,458	MXN	106,795	0	(126)

Total Forward Foreign Currency Contracts						$21,588	$(6,163)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		$900	$(11)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(63)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$18,600	(135)	(1)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(43)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(22)

Total Written Options							$(1,633)	$(130)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	BRTDUBAI 1H19 †	$3.020	Maturity	06/30/2019	1,200	$0	$0	$0	$0
	Pay	CBOT Wheat December Futures †	5.224	Maturity	11/23/2018	2,275,000	0	0	0	0
	Pay	EUR5050 2H18 †	12.060	Maturity	12/31/2018	52,200	0	101	101	0
	Receive	EURMARG3 CAL20 †	10.000	Maturity	12/31/2020	52,800	0	17	17	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	36,600	0	3	3	0
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	16,400	0	26	26	0
	Receive	EURSIMP 4Q18 †	3.330	Maturity	12/31/2018	259,200	(17)	(101)	0	(118)
	Receive	JETBRENT 1Q19 †«	2.727	Maturity	03/31/2019	42,627	0	(33)	0	(33)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	170,508	0	317	317	0
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	50,400	(2)	184	182	0
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	66,600	(2)	(108)	0	(110)
	Receive	PLATGOLD N9 †	410.750	Maturity	07/09/2019	9,700	0	0	0	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	400,800	(5)	900	895	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	103,500	(399)	(21)	0	(420)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	26,500	0	(91)	0	(91)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	68,800	66	117	183	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	263,666	(573)	(1,448)	0	(2,021)
GST	Receive	BRTDUBAI 1H19 †	2.420	Maturity	06/30/2019	1,200	0	1	1	0
	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	234,000	(17)	(778)	0	(795)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	90,000	11	(77)	0	(66)
	Receive	EURMARGIN 4Q18 †	6.100	Maturity	12/31/2018	279,600	(44)	(70)	0	(114)
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	35,400	0	55	55	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	97,200	(5)	232	227	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	38,400	10	136	146	0
	Receive	JETBRENT 1Q19 †«	0.000	Maturity	03/31/2019	27,270	0	(25)	0	(25)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	109,080	0	179	179	0
	Receive	KWW Z8 †	0.058	Maturity	11/23/2018	2,275,000	0	0	0	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	234,000	(13)	262	249	0
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	31,500	0	(391)	0	(391)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	28,200	0	102	102	0
	Receive	PLATGOLD N9 †	411.500	Maturity	07/08/2019	3,950	0	0	0	0
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	48,000	0	(147)	0	(147)
	Pay	WCS 3Q18 †	20.000	Maturity	09/30/2018	9,000	0	25	25	0
	Pay	WCS 4Q18 †	20.600	Maturity	12/31/2018	37,200	0	107	107	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	70,200	0	(50)	0	(50)
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	43,200	0	39	39	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	108,600	0	25	25	0
	Receive	EURSIMP 4Q18 †	3.300	Maturity	12/31/2018	55,500	0	(24)	0	(24)
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	50,700	0	25	25	0
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	98,400	0	(181)	0	(181)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	13,200	1	49	50	0
	Pay	NAPGASFO 2H18 †	14.700	Maturity	12/31/2018	32,400	0	118	118	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	44,400	0	(71)	0	(71)
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	208,800	(7)	(686)	0	(693)
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	71,400	0	43	43	0
	Receive	EURSIMP 4Q18 †	3.370	Maturity	12/31/2018	56,100	0	(28)	0	(28)
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	208,800	0	212	212	0
	Pay	WCS 3Q18 †	17.900	Maturity	09/30/2018	17,000	0	82	82	0
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	95,334	(181)	(555)	0	(736)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	97,200	0	(76)	0	(76)
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	79,800	0	(78)	0	(78)
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	79,800	0	(82)	0	(82)
	Pay	EUR5050 2H18 †	12.100	Maturity	12/31/2018	26,400	0	52	52	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	101,100	0	42	42	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	67,500	0	26	26	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	34,200	0	7	7	0
	Receive	EURMARGIN 2H19 †	7.150	Maturity	12/31/2019	53,400	0	(1)	0	(1)
	Receive	EURMARGIN 4Q18 †	5.800	Maturity	12/31/2018	44,700	0	(5)	0	(5)
	Receive	EURMARGIN 4Q18 †	5.940	Maturity	12/31/2018	52,800	0	(13)	0	(13)
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	122,400	0	(89)	0	(89)
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	204,000	0	13	13	0
	Receive	EUROBOBCO CAL21 †	8.220	Maturity	12/31/2020	108,000	0	108	108	0
	Receive	EUROBOBCO CAL21 †	7.650	Maturity	12/31/2021	32,400	0	31	31	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	108,600	0	69	69	0
	Receive	FFAWTI 3Q18 †	14.000	Maturity	09/30/2018	15,000	0	11	11	0
	Pay	FFAWTI 3Q18 †	15.150	Maturity	12/31/2018	15,000	0	(18)	0	(18)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	7,100	0	(280)	0	(280)
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	3,200	0	(261)	0	(261)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	16,100	0	(134)	0	(134)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	13,600	0	38	38	0
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	15,400	0	390	390	0
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	47,400	0	36	36	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	49,200	0	115	115	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	50,400	0	120	120	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	4,800	0	19	19	0

							$(1,177)	$(1,488)	$4,486	$(7,151)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$110	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	148	9	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	4	1	0

						$(145)	$156	$11	$0

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	242,960	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$41,240	$0	$(156)	$0	$(156)
	Receive	BCOMF1TN Index †	118,402	0.120	Monthly	08/15/2018	46,220	0	(23)	0	(23)
	Receive	CSIXTR Index †	96,583	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	314,948	0	9,733	9,733	0
	Pay	SPGCINP Index †	1	(0.050)	Monthly	08/15/2018	10,531	0	453	453	0
CBK	Receive	CIXBXMB2 Index †	1,585,428	0.170	Monthly	08/15/2018	170,170	0	(79)	0	(79)
	Receive	CIXBXMB3 Index †	1,476,898	0.170	Monthly	08/15/2018	172,558	0	(327)	0	(327)
	Receive	CSIXTR Index †	44,673	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	204,373	0	4,801	4,801	0
CIB	Receive	BCOMSK2 Index †	229,736	0.200	Monthly	08/15/2018	36,072	0	360	360	0
	Receive	CSIXTR Index †	59,352	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	235,338	0	6,308	6,308	0
	Receive	PIMCODB Index †	37,348	0.000	Monthly	08/15/2018	7,541	0	23	23	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180	Monthly	08/15/2018	29,322	0	(347)	0	(347)
	Receive	CSIXTR Index †	80,531	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	412,477	0	12,754	12,754	0
GST	Receive	BCOMF1T Index †	134,489	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	47,918	0	(181)	0	(181)
	Receive	CMDSKEWLS Index †	1	0.250	Monthly	08/15/2018	20,610	0	0	0	0
	Receive	CSIXTR Index †	199,860	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	824,650	0	25,490	25,490	0
	Pay	SPGCINP Index †	1	(0.050)	Monthly	08/15/2018	9,564	0	411	411	0
		CMDSKEWLS Index †	126,198	0.250	Monthly	02/15/2019	20,807	0	295	295	0
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	605,247	0	(2,292)	0	(2,292)
	Receive	CSIXTR Index †	98,725	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	387,991	0	11,991	11,991	0
	Receive	JMABCTNE Index †	1,724,769	0.150	Monthly	08/15/2018	196,116	0	(1)	0	(1)
	Receive	JMABDEWE Index †(7)	114,082	0.300	Monthly	08/15/2018	60,801	0	900	900	0
	Receive	JMABNIC2 Index †(8)	210,275	0.170	Monthly	08/15/2018	76,718	0	124	124	0
	Receive	JMABFNJ1 Index †	311,229	0.350	Monthly	08/15/2018	32,319	0	795	795	0
	Pay	BCOMTR Index †	1	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	712,358	0	2,316	2,316	0
MAC	Receive	BCOMSK1 Index †	197,783	0.170	Monthly	08/15/2018	31,264	0	325	325	0
	Receive	BCOMSK4 Index †	186,452	0.170	Monthly	08/15/2018	25,666	0	(63)	0	(63)
	Receive	CSIXTR Index †	59,018	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	234,013	0	7,233	7,233	0
	Receive	MQCP563E Index †	254,661	0.950	Monthly	08/15/2018	34,005	0	(152)	0	(152)
	Receive	PIMCODB Index †(9)	569,826	0.000	Monthly	08/15/2018	66,603	0	207	207	0
MEI	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	167,680	0	5,182	5,182	0
RBC	Receive	CSIXTR Index †	21,751	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	86,245	0	2,665	2,665	0
SOG	Receive	CSIXTR Index †	83,402	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	528,590	0	16,343	16,343	0

								$0	$105,088	$108,709	$(3,621)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (6)†	3.063%	Maturity	07/27/2018	$4,514	$0	$90	$90	$0
	Pay	SPGCICP Index (6)†	4.666	Maturity	08/01/2018	2,192	0	43	43	0
GST	Receive	CBOT Soybean Oil December Futures (6)†	3.331	Maturity	11/23/2018	5,124	0	(65)	0	(65)
	Receive	SPGCIAP Index (6)†	3.063	Maturity	08/01/2018	4,629	0	92	92	0
	Receive	SPGCICP Index (6)†	3.706	Maturity	08/01/2018	390	0	(3)	0	(3)
JPM	Receive	CBOT Corn December Futures (6)†	3.063	Maturity	11/23/2018	3,829	0	3	3	0
	Pay	GOLDLNPM Index (6)†	3.240	Maturity	07/08/2019	15,333	0	259	259	0
	Receive	SLVRLND Index (6)†	5.336	Maturity	10/31/2018	3,074	0	(87)	0	(87)
	Receive	SLVRLND Index (6)†	7.290	Maturity	07/08/2019	10,222	0	(303)	0	(303)
	Pay	SPGCIAP Index (6)†	4.452	Maturity	08/01/2019	2,584	0	(6)	0	(6)
	Receive	SPGCICP Index (6)†	3.671	Maturity	08/01/2018	4,326	0	(28)	0	(28)
MAC	Receive	CBOT Soybean November Futures (6)†	4.306	Maturity	10/26/2018	16,892	0	(74)	0	(74)
MYC	Pay	GOLDLNPM Index (6)†	2.045	Maturity	10/25/2018	28,636	0	336	336	0
	Pay	GOLDLNPM Index (6)†	2.031	Maturity	10/31/2018	9,158	0	105	105	0
	Pay	GOLDLNPM Index (6)†	3.294	Maturity	07/17/2019	21,295	0	364	364	0
	Pay	GOLDLNPM Index (6)†	3.240	Maturity	07/26/2019	22,263	0	362	362	0
	Pay	GOLDLNPM Index (6)†	3.063	Maturity	10/08/2019	23,086	0	280	280	0
	Pay	GOLDLNPM Index (6)†	1.960	Maturity	05/12/2020	16,678	0	33	33	0
	Receive	SLVRLND Index (6)†	5.359	Maturity	10/25/2018	17,689	0	(512)	0	(512)
	Receive	SLVRLND Index (6)†	5.406	Maturity	10/31/2018	23,311	0	(676)	0	(676)
	Receive	SLVRLND Index (6)†	5.406	Maturity	11/06/2018	9,032	0	(258)	0	(258)
	Receive	SLVRLND Index (6)†	5.176	Maturity	12/03/2018	8,747	0	(216)	0	(216)
	Receive	SLVRLND Index (6)†	4.840	Maturity	12/19/2018	5,068	0	(104)	0	(104)
	Receive	SLVRLND Index (6)†	7.317	Maturity	07/17/2019	14,288	0	(412)	0	(412)
	Receive	SLVRLND Index (6)†	7.398	Maturity	07/26/2019	14,733	0	(426)	0	(426)
	Receive	SLVRLND Index (6)†	7.023	Maturity	10/08/2019	15,245	0	(310)	0	(310)
	Receive	SLVRLND Index (6)†	4.580	Maturity	05/12/2020	10,911	0	0	0	0
SOG	Receive	CBOT Soybean November Futures (6)†	2.756	Maturity	10/26/2018	8,223	0	(11)	0	(11)
	Receive	CBOT Soybean November Futures (6)†	2.789	Maturity	10/26/2018	13,413	0	(32)	0	(32)
	Receive	CBOT Soybean November Futures (6)†	2.822	Maturity	10/26/2018	7,738	0	(28)	0	(28)
	Pay	GOLDLNPM Index (6)†	1.782	Maturity	06/08/2020	13,933	0	(5)	0	(5)
	Receive	SLVRLND Index (6)†	4.410	Maturity	06/08/2020	8,857	0	29	29	0
	Pay	SPGCIAP Index (6)†	3.610	Maturity	07/27/2018	1,879	0	(72)	0	(72)
	Pay	SPGCIAP Index (6)†	3.610	Maturity	08/01/2018	1,928	0	(72)	0	(72)
	Receive	SPGCIAP Index (6)†	3.276	Maturity	08/01/2019	4,616	0	49	49	0
	Receive	SPGCICP Index (6)†	4.000	Maturity	07/26/2019	3,950	0	(16)	0	(16)

							$0	$(1,671)	$2,045	$(3,716)

Total Swap Agreements							$(1,322)	$102,085	$115,251	$(14,488)

(o)

Securities with an aggregate market value of $1,965 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	YOY options may have a series of expirations.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	31.6%	$19,887	Aluminum May Futures	(6.9)%	$(4,366)
HKEX - Lead Mini August 2018 Futures	7.0	4,414	Arabica Coffee May Futures	(3.7)	(2,294)
Nickel August 2018 Futures	7.1	4,447	Cocoa May Futures	(3.8)	(2,371)
RBOB Gasoline August 2018 Futures	13.8	8,696	Corn May Futures	(17.8)	(11,196)
Soybean Meal December 2018 Futures	17.5	10,986	ICE - Natural Gas May Futures	(6.5)	(4,082)
Soybeans November 2018 Futures	24.1	15,133	Lean Hogs June Futures	(3.7)	(2,336)
			New York Harbor ULSD May Futures	(27.5)	(17,262)
			NYMEX - Natural Gas May Futures	(6.4)	(4,075)
			Wheat May Futures	(18.2)	(11,438)
			Zinc May Futures	(6.9)	(4,349)

Total Long Futures Contracts		$63,563	Total Short Futures Contracts		$(63,769)

CASH	100.3%	$63,044

		$126,607

Total Notional Amount					$62,838

(8)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude November 2018 Futures	18.6%	$14,832
Copper December 2018 Futures	9.0	7,144
Gold 100 oz. December 2018 Futures	12.2	9,766
Lean Hogs October 2018 Futures	1.1	915
Live Cattle October 2018 Futures	2.1	1,671
New York Harbor ULSD November 2018 Futures	7.3	5,824
Nickel November 2018 Futures	9.6	7,648
RBOB Gasoline November 2018 Futures	11.0	8,790
Silver December 2018 Futures	3.7	2,947
Soybean Meal December 2018 Futures	7.2	5,764
Soybeans November 2018 Futures	16.4	13,106
Sugar No. 11 October 2018 Futures	1.8	1,459

Total Long Futures Contracts		$79,866

Total Notional Amount		$79,866

(9)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum November 2018 Futures	3.1%	$2,041
Aluminum September 2018 Futures	0.8	532
Arabica Coffee September 2018 Futures	0.3	214
Brent Crude January 2019 Futures	5.1	3,313
Brent Crude September 2018 Futures	1.8	1,197
Cocoa September 2018 Futures	0.8	501
Copper September 2018 Futures	1.1	706
Corn September 2018 Futures	1.8	1,204
Cotton No. 02 December 2018 Futures	3.4	2,197
Gas Oil November 2018 Futures	3.3	2,153
Gas Oil September 2018 Futures	2.3	1,476
Gold 100 oz. August 2018 Futures	0.9	568
Hard Red Winter Wheat September 2018 Futures	1.0	668
Lean Hogs December 2018 Futures	3.0	1,930
Live Cattle August 2018 Futures	2.0	1,287
New York Harbor ULSD November 2018 Futures	0.9	597
New York Harbor ULSD September 2018 Futures	1.8	1,192
NYMEX - Natural Gas November 2018 Futures	8.3	5,392
NYMEX - Natural Gas September 2018 Futures	14.7	9,578
Platinum October 2018 Futures	1.1	745
RBOB Gasoline November 2018 Futures	4.1	2,687
RBOB Gasoline September 2018 Futures	4.9	3,197
Silver September 2018 Futures	1.2	754
Soybean Meal December 2018 Futures	1.1	712
Soybeans November 2018 Futures	0.7	474
Sugar No. 11 October 2018 Futures	4.6	2,974
Wheat September 2018 Futures	1.9	1,215
WTI Crude November 2018 Futures	4.8	3,155
WTI Crude September 2018 Futures	1.9	1,265
Zinc November 2018 Futures	3.2	2,093
Zinc September 2018 Futures	1.1	722

Total Long Futures Contracts		$56,739

CASH	13.0%	$8,480

Total Notional Amount		$65,219

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$156,559	$0	$156,559
Industrials	0	228,012	0	228,012
Utilities	0	77,657	0	77,657
U.S. Government Agencies	0	78,512	0	78,512
U.S. Treasury Obligations	0	278,294	0	278,294
Non-Agency Mortgage-Backed Securities	0	35,745	0	35,745
Asset-Backed Securities	0	233,429	0	233,429
Sovereign Issues	0	162,155	0	162,155
Short-Term Instruments
Certificates of Deposit	0	57,642	0	57,642
Commercial Paper	7,585	488,696	0	496,281
Repurchase Agreements	0	724,581	0	724,581
Short-Term Notes	0	16,013	0	16,013
Greece Treasury Bills	0	6,836	0	6,836
Japan Treasury Bills	0	97,921	0	97,921
U.S. Treasury Bills	0	141,975	0	141,975
	$7,585	$2,784,027	$0	$2,791,612

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$880,283	$0	$0	$880,283

Total Investments	$887,868	$2,784,027	$0	$3,671,895

Short Sales, at Value - Liabilities
Japan Treasury Bills	0	0	0	0
U.S. Government Agencies	0	(5,090)	0	(5,090)
U.S. Treasury Obligations	0	(105,469)	0	(105,469)
	$0	$(110,559)	$0	$(110,559)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39,509	550	0	40,059
Over the counter	0	136,343	496	136,839
	$39,509	$136,893	$496	$176,898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40,799)	(97)	0	(40,896)
Over the counter	0	(20,723)	(58)	(20,781)
	$(40,799)	$(20,820)	$(58)	$(61,677)

Total Financial Derivative Instruments	$(1,290)	$116,073	$438	$115,221

Totals	$886,578	$2,789,541	$438	$3,676,557

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 «~		$500	$499

Total Loan Participations and Assignments (Cost $500)			499

CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 3.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		900	906
Air Lease Corp.
4.750% due 03/01/2020		100	102
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	300	374
Ally Financial, Inc.
3.250% due 11/05/2018		$200	200
3.500% due 01/27/2019		2,600	2,600
4.750% due 09/10/2018		2,700	2,708
8.000% due 11/01/2031		700	836
American Tower Corp.
2.800% due 06/01/2020		700	694
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(f)(g)	EUR	400	479
6.750% due 02/18/2020 •(f)(g)		1,600	1,948
7.000% due 02/19/2019 •(f)(g)		1,800	2,154
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$3,840	3,758
Barclays PLC
6.500% due 09/15/2019 •(f)(g)	EUR	200	241
7.000% due 09/15/2019 •(f)(g)	GBP	700	946
8.000% due 12/15/2020 •(f)(g)	EUR	816	1,058
BRFkredit A/S
2.500% due 10/01/2047	DKK	133	22
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	2,500	3,125
6.625% due 06/29/2021 •(f)(g)		3,000	3,948
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	87,188	4,271
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$7,000	6,974
Deutsche Bank AG
4.250% due 10/14/2021		28,300	27,883
Erste Group Bank AG
8.875% due 10/15/2021 •(f)(g)	EUR	200	274
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$100	100
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		400	397
3.582% (US0003M + 1.270%) due 10/04/2019 ~		100	101
4.408% (US0003M + 2.060%) due 01/15/2019 ~		200	202
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		4,700	4,591
3.541% (US0003M + 1.200%) due 09/15/2020 ~		23,400	23,758
ING Bank NV
2.625% due 12/05/2022		7,600	7,437
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,531
6.250% due 05/15/2019		1,500	1,538
7.125% due 09/01/2018		3,300	3,322
8.250% due 12/15/2020		2,800	3,089
LeasePlan Corp. NV
2.875% due 01/22/2019		300	300
Lloyds Banking Group PLC
0.000% due 09/05/2018 (h)		3,000	3,000
3.000% due 02/04/2019 (h)		2,800	2,789
3.000% due 10/11/2019 (h)		3,200	3,198
3.130% (US0003M + 0.800%) due 06/21/2021 ~		4,500	4,501
3.536% due 09/04/2019 (h)		3,000	3,000
3.536% due 09/02/2020 (h)		3,000	3,000
3.536% due 09/02/2021 (h)		3,000	3,000
7.000% due 06/27/2019 •(f)(g)	GBP	1,700	2,291

Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)		1,000	1,350
Navient Corp.
4.875% due 06/17/2019		$500	503
5.500% due 01/15/2019		6,800	6,863
5.875% due 03/25/2021		300	306
8.000% due 03/25/2020		100	106
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	20	3
Nykredit Realkredit A/S
2.500% due 10/01/2047		87	14
Realkredit Danmark A/S
2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$6,500	6,492
4.519% due 06/25/2024 •		4,200	4,206
7.500% due 08/10/2020 •(f)(g)		670	685
8.625% due 08/15/2021 •(f)(g)		960	1,023
Springleaf Finance Corp.
5.250% due 12/15/2019		800	812
Toronto-Dominion Bank
2.250% due 03/15/2021		11,200	10,957
UBS AG
2.639% due 12/07/2018 •		16,400	16,415
2.901% due 06/08/2020 •		16,900	16,955

			203,450

INDUSTRIALS 1.1%
Altice France S.A.
6.000% due 05/15/2022		1,700	1,713
Altice Luxembourg S.A.
7.750% due 05/15/2022		600	583
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	99
BAT Capital Corp.
2.945% due 08/14/2020 •		4,600	4,617
BAT International Finance PLC
2.750% due 06/15/2020		100	99
Baxalta, Inc.
2.875% due 06/23/2020		300	297
CVS Health Corp.
3.700% due 03/09/2023		30,900	30,618
D.R. Horton, Inc.
3.750% due 03/01/2019		200	201
Daimler Finance North America LLC
2.250% due 09/03/2019		300	297
Dell International LLC
3.480% due 06/01/2019		1,000	1,003
4.420% due 06/15/2021		700	710
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		4,600	4,599
eBay, Inc.
2.750% due 01/30/2023		3,400	3,278
3.229% (US0003M + 0.870%) due 01/30/2023 ~		1,200	1,206
EMD Finance LLC
2.950% due 03/19/2022		40	39
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		5,200	5,200
Energy Transfer Partners LP
5.750% due 09/01/2020		200	208
ERAC USA Finance LLC
2.800% due 11/01/2018		100	100
5.250% due 10/01/2020		100	104
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~		280	281
Imperial Brands Finance PLC
2.950% due 07/21/2020		400	396
Japan Tobacco, Inc.
2.100% due 07/23/2018		100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		300	310
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		300	287
Ryder System, Inc.
2.450% due 09/03/2019		300	298
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	209
Sky PLC
2.625% due 09/16/2019		300	298
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		163	161

Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,100	1,132
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		100	97
Time Warner Cable LLC
5.000% due 02/01/2020		800	817
6.750% due 07/01/2018		5,100	5,100
8.250% due 04/01/2019		300	311
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	101
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,066	2,305
VMware, Inc.
2.950% due 08/21/2022		900	864
3.900% due 08/21/2027		900	832
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,500	2,480

			71,350

UTILITIES 1.2%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		9,500	9,544
3.298% (US0003M + 0.950%) due 07/15/2021 ~		15,200	15,351
5.000% due 03/01/2021		200	207
5.150% due 02/15/2050		5,100	4,773
5.300% due 08/15/2058		1,600	1,494
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		2,600	2,607
Enable Midstream Partners LP
2.400% due 05/15/2019		100	99
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	360	368
4.625% due 10/15/2018	EUR	2,280	2,692
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$100	102
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		11,220	11,243
Petrobras Global Finance BV
5.999% due 01/27/2028		12,375	11,221
6.125% due 01/17/2022		1,154	1,176
6.250% due 03/17/2024		300	299
6.250% due 12/14/2026	GBP	1,000	1,336
6.625% due 01/16/2034		2,300	2,959
7.375% due 01/17/2027		$9,500	9,512
8.750% due 05/23/2026		200	217
Plains All American Pipeline LP
2.600% due 12/15/2019		200	198
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		2,600	2,602

			78,000

Total Corporate Bonds & Notes (Cost $359,244)			352,800

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~		184	183
2.536% (LIBOR01M + 0.445%) due 02/25/2037 ~		969	967
4.000% due 07/01/2019		40	41
4.138% (US0012M + 1.629%) due 05/01/2035 ~		114	120
4.312% (US0012M + 1.730%) due 05/01/2036 ~		18	19
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048 †		1,000	968
3.500% due 07/01/2033 - 08/01/2048		580,010	576,684
4.000% due 08/01/2048		461,100	469,421
Freddie Mac
2.343% (LIBOR01M + 0.270%) due 01/15/2037 ~		9	9
3.782% (US0012M + 2.032%) due 01/01/2034 ~		230	244
4.002% (US0012M + 1.763%) due 06/01/2033 ~		150	157
Ginnie Mae
2.385% (LIBOR01M + 0.300%) due 01/16/2031 ~		11	11
NCUA Guaranteed Notes
2.475% (LIBOR01M + 0.450%) due 10/07/2020 ~		3,277	3,288
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~		24,208	24,337

Total U.S. Government Agencies (Cost $1,071,533)			1,076,449

U.S. TREASURY OBLIGATIONS 105.7%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(j)(n)		1,370	1,374
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019 (j)(l)		628,195	624,596
0.125% due 04/15/2020 (j)		870,976	861,864
0.125% due 04/15/2021 (j)(l)		809,242	797,001

0.125% due 01/15/2022 (l)	12,797	12,581
0.125% due 01/15/2022 †(l)(n)	54,242	53,328
0.125% due 04/15/2022 (l)(n)	7,697	7,541
0.125% due 07/15/2022 †(l)(n)	1,090	1,072
0.125% due 07/15/2024	43,008	41,820
0.125% due 07/15/2026	34,127	32,703
0.250% due 01/15/2025	186,219	181,177
0.375% due 07/15/2023	57,848	57,339
0.375% due 07/15/2025	188,579	185,315
0.375% due 07/15/2025 †(n)	35,182	34,573
0.375% due 01/15/2027 (j)(n)	8,069	7,842
0.500% due 01/15/2028	288,828	282,626
0.625% due 07/15/2021 †(j)	778,148	781,247
0.625% due 04/15/2023 (l)	33,589	33,539
0.625% due 01/15/2024	104,778	104,671
0.625% due 01/15/2026 (j)	183,863	182,912
0.625% due 02/15/2043	283	268
0.875% due 02/15/2047	72,964	73,042
1.000% due 02/15/2048	31,593	32,686
1.250% due 07/15/2020 (j)	344,367	350,033
1.375% due 01/15/2020	106,282	107,499
1.375% due 02/15/2044 †(n)	2,344	2,619
1.750% due 01/15/2028 (n)	86,980	95,072
1.875% due 07/15/2019 (l)	169,564	172,338
1.875% due 07/15/2019 †	352,026	357,785
2.000% due 01/15/2026 (n)	26,638	29,194
2.125% due 01/15/2019 †(l)(n)	309,244	311,670
2.125% due 02/15/2040 (n)	429	540
2.125% due 02/15/2041 (n)	7,694	9,751
2.375% due 01/15/2025	318,020	352,728
2.375% due 01/15/2027 (n)	1,555	1,769
2.500% due 01/15/2029	121,972	143,430
2.500% due 01/15/2029 †(n)	43,189	50,787
3.375% due 04/15/2032	24,990	33,389
3.875% due 04/15/2029	13,422	17,708
U.S. Treasury Notes
1.875% due 02/28/2022 (j)(l)(n)	168,144	163,458
1.875% due 04/30/2022 (n)	400	388
2.125% due 12/31/2022 (j)(l)	11,738	11,442
2.750% due 02/15/2024 (j)	318,495	318,066

Total U.S. Treasury Obligations (Cost $6,990,779)		6,920,783

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Adjustable Rate Mortgage Trust
4.055% due 10/25/2035 ^~	758	720
4.069% due 09/25/2035 ~	1,038	988
Alliance Bancorp Trust
2.331% due 07/25/2037 •	2,918	2,562
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	212	179
2.478% due 11/25/2046 •	6,195	3,448
American Home Mortgage Investment Trust
3.998% due 09/25/2045 •	388	388
Banc of America Funding Trust
2.664% due 05/20/2035 ^•	161	141
3.742% due 05/20/2036 ^~	380	368
3.909% due 05/25/2035 ~	43	45
4.046% due 01/20/2047 ^~	237	229
Banc of America Mortgage Trust
3.643% due 11/25/2035 ^~	414	415
3.694% due 12/25/2034 ~	1,082	1,095
3.704% due 01/25/2035 ~	13	13
3.901% due 03/25/2035 ~	370	363
3.932% due 07/25/2035 ^~	623	587
BCAP LLC Trust
2.261% due 01/25/2037 ^•	1,242	1,181
3.456% due 04/26/2036 ~	2,034	1,726
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~	449	427
3.616% due 03/25/2035 ~	38	37
3.901% due 10/25/2035 ~	887	890
4.053% due 05/25/2033 ~	26	27
4.137% due 07/25/2036 ^~	1,088	1,026
5.104% due 07/25/2034 ~	152	155
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	738	740
3.791% due 09/25/2035 ~	350	289
4.261% due 09/25/2034 ~	402	399
Chase Mortgage Finance Trust
3.480% due 12/25/2035 ^~	944	915
3.576% due 09/25/2036 ^~	1,039	985
3.735% due 03/25/2037 ^~	1,387	1,365
5.500% due 12/25/2022 ^	1,226	916

Citigroup Mortgage Loan Trust
3.710% due 03/25/2036 ^•		118	113
4.490% due 05/25/2035 •		286	288
Citigroup Mortgage Loan Trust, Inc.
3.854% due 12/25/2035 ^~		391	295
3.890% due 09/25/2035 •		200	196
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		344	336
Countrywide Alternative Loan Trust
2.201% due 06/25/2046 •		474	454
2.264% due 02/20/2047 ^•		5,369	4,439
2.271% due 05/25/2047 •		1,812	1,765
2.279% due 12/20/2046 ^•		415	351
2.301% due 07/25/2046 •		155	153
2.558% due 12/25/2035 •		497	456
3.416% due 11/25/2035 ^~		407	370
5.500% due 07/25/2035		247	234
5.750% due 03/25/2037 ^•		354	311
6.500% due 08/25/2032		349	361
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% due 03/25/2035 •		57	56
3.381% due 10/20/2035 ~		247	219
3.466% due 09/25/2047 ^~		715	674
3.480% due 04/20/2035 ~		331	330
3.636% due 11/20/2034 ~		177	177
5.500% due 11/25/2035 ^		136	123
5.500% due 04/25/2038		407	416
6.000% due 04/25/2036		641	550
Credit Suisse First Boston Mortgage Securities Corp.
3.677% due 04/25/2034 ~		833	844
Credit Suisse Mortgage Capital Certificates
2.241% due 09/29/2036		4,919	4,639
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 10/26/2036 ~		927	843
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^•		446	405
Deutsche ALT-B Securities, Inc.
2.191% due 10/25/2036 ^•		128	100
Eurosail PLC
1.171% due 10/17/2040 •	EUR	4,084	4,809
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$190	152
First Horizon Mortgage Pass-Through Trust
3.557% due 10/25/2035 ~		154	153
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		5,000	5,188
GSR Mortgage Loan Trust
3.566% due 11/25/2035 ^~		285	248
3.718% due 11/25/2035 ^~		1,653	1,546
4.024% due 11/25/2035 ~		697	696
HarborView Mortgage Loan Trust
2.265% due 07/19/2046 ^•		6,907	4,547
2.525% due 05/19/2035 •		778	752
2.585% due 01/19/2036 •		1,942	1,532
4.073% due 08/19/2036 ^~		302	285
HomeBanc Mortgage Trust
2.271% due 12/25/2036		350	345
3.276% due 04/25/2037 ^~		224	211
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •		2,672	2,241
2.281% due 09/25/2046 •		4,442	4,129
2.371% due 07/25/2035 •		363	316
3.503% due 09/25/2035 ^~		341	321
3.703% due 10/25/2034 ~		541	550
4.085% due 06/25/2035 ^~		257	234
JPMorgan Mortgage Trust
3.373% due 07/27/2037 ~		467	454
3.561% due 11/25/2035 ~		331	322
3.780% due 06/25/2035 ~		180	178
3.814% due 06/25/2035 ~		358	356
3.836% due 08/25/2036 ^~		224	216
3.903% due 06/25/2036 ~		1,119	1,067
3.943% due 07/25/2035 ~		153	154
4.162% due 07/25/2035 ~		157	158
4.428% due 07/25/2034 ~		175	178
Luminent Mortgage Trust
2.291% due 10/25/2046 •		923	897
MASTR Adjustable Rate Mortgages Trust
2.331% due 05/25/2037 •		404	254
Merrill Lynch Alternative Note Asset Trust
2.391% due 03/25/2037 •		846	377
3.784% due 06/25/2037 ^~		501	404

Merrill Lynch Mortgage Investors Trust
3.241% due 05/25/2034 ~		204	196
3.388% due 12/25/2035 ~		162	151
3.515% due 05/25/2036 ~		245	240
3.842% due 09/25/2035 ^~		210	203
3.989% due 06/25/2035 ~		520	523
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~		1,279	1,102
Residential Accredit Loans, Inc. Trust
2.391% due 08/25/2035 •		1,139	1,005
3.700% due 04/25/2035 ~		10	11
3.793% due 08/25/2035 ^~		535	363
5.073% due 02/25/2036 ^~		381	340
Residential Asset Securitization Trust
2.491% due 05/25/2035 •		1,417	1,235
5.000% due 08/25/2019		30	30
6.250% due 10/25/2036 ^		646	615
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~		1,607	1,373
3.932% due 06/25/2035 ~		362	357
6.000% due 06/25/2037 ^		1,070	1,017
6.500% due 03/25/2032		345	356
Sequoia Mortgage Trust
2.785% due 10/19/2026 •		28	28
3.398% due 01/20/2047 ^~		737	604
Structured Adjustable Rate Mortgage Loan Trust
2.411% due 10/25/2035 •		1,095	1,072
3.823% due 02/25/2036 ^~		334	288
Structured Asset Mortgage Investments Trust
2.281% due 06/25/2036 •		436	431
2.301% due 04/25/2036 •		32	29
2.311% due 05/25/2046 •		3,957	2,294
2.335% due 07/19/2035 •		1,308	1,279
Vornado DP LLC Trust
4.004% due 09/13/2028		4,000	4,079
Wachovia Mortgage Loan Trust LLC
3.419% due 08/20/2035 ^~		682	640
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •		1,292	1,275
2.298% due 01/25/2047 ^•		2,722	2,528
2.395% due 11/25/2046 •		889	873
2.538% due 06/25/2046 •		203	206
2.558% due 08/25/2046 •		645	609
2.758% due 11/25/2042 •		193	185
3.315% due 08/25/2036 ^~		155	147
3.321% due 09/25/2036 ^~		1,588	1,547
3.364% due 09/25/2033 ~		182	185
3.389% due 02/25/2037 ^~		209	204
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		215	188
Wells Fargo Mortgage-Backed Securities Trust
3.604% due 10/25/2036 ~		18	17
3.652% due 10/25/2035 ~		1,138	1,118
3.654% due 03/25/2036 ~		195	198
3.740% due 01/25/2035 ~		409	414
3.768% due 03/25/2036 ^~		98	95
3.773% due 04/25/2036 ~		385	383
3.773% due 04/25/2036 ~		229	228
3.881% due 04/25/2036 ~		249	250
3.895% due 06/25/2035 ~		732	752
3.988% due 09/25/2034 ~		375	385
4.190% due 04/25/2036 ~		1,065	997

Total Non-Agency Mortgage-Backed Securities (Cost $102,972)			108,032

ASSET-BACKED SECURITIES 4.1%
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •		27	15
Argent Securities Trust
2.241% due 07/25/2036 •		6,865	5,875
Asset-Backed Securities Corp. Home Equity Loan Trust
3.036% due 09/25/2034 •		1,309	1,325
B&M CLO Ltd.
3.078% due 04/16/2026 •		3,280	3,272
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	800	935
Barings Euro CLO BV
0.000% due 07/27/2030 •(a)		2,000	2,336
1.050% due 07/27/2030 (a)		300	350
Bayview Koitere Fund Trust
3.623% due 03/28/2033 ×		$412	412

Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033 ×		2,481	2,478
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		1,500	1,499
CIFC Funding Ltd.
3.220% due 10/25/2027 •		5,650	5,650
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •		2,490	2,517
Citigroup Mortgage Loan Trust
2.171% due 01/25/2037 •		66	47
2.321% due 12/25/2036 •		1,468	1,076
Citigroup Mortgage Loan Trust, Inc.
2.421% due 10/25/2036 •		7,400	7,026
Countrywide Asset-Backed Certificates
2.231% due 07/25/2037 •		3,860	3,581
2.291% due 09/25/2037 •		3,002	2,694
2.341% due 03/25/2037 •		5,700	5,221
2.381% due 08/25/2036 •		1,332	1,312
3.941% due 04/25/2036 ~		19	19
Countrywide Asset-Backed Certificates Trust
2.241% due 02/25/2037 •		490	489
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)		4,400	4,400
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •		2,366	2,368
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •		3,400	3,402
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		10,600	10,607
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	720	840
Equity One Mortgage Pass-Through Trust
2.691% due 04/25/2034 •		$41	38
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		8,000	8,000
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		6,100	6,097
Fremont Home Loan Trust
2.226% due 10/25/2036 •		863	818
GSAA Home Equity Trust
2.391% due 03/25/2037 •		859	550
GSAMP Trust
2.461% due 03/25/2047 •		2,500	1,668
3.066% due 03/25/2035 ^•		2,235	1,955
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		2,600	2,599
Home Equity Mortgage Loan Asset-Backed Trust
2.311% due 04/25/2037 •		2,765	2,271
HSI Asset Securitization Corp. Trust
2.361% due 02/25/2036 •		2,381	2,370
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		4,380	4,381
IndyMac Mortgage Loan Trust
2.161% due 07/25/2036 •		5,128	2,330
Jamestown CLO Ltd.
3.218% due 01/15/2028 •		17,800	17,735
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		3,470	3,471
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^		3,424	2,422
Lehman XS Trust
2.251% due 05/25/2036 •		2,817	2,825
4.884% due 06/25/2036 ~×		4,487	4,378
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		4,710	4,705
Monarch Grove CLO
3.240% due 01/25/2028 •		7,850	7,853
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 05/25/2037 •		683	622
2.796% due 07/25/2035 •		270	270
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •		849	431
5.910% due 11/25/2036 ×		1,855	896
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		5,200	5,195
Navient Student Loan Trust
3.241% due 03/25/2066 •		9,134	9,317
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		490	490
NovaStar Mortgage Funding Trust
2.665% due 01/25/2036 •		5,264	5,233
OCP CLO Ltd.
3.148% due 07/15/2027 •		650	650
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		1,780	1,781

OFSI Fund Ltd.
3.503% due 04/17/2025 •		1,183	1,184
Option One Mortgage Loan Trust
2.891% due 02/25/2035 •		77	77
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •		7,830	7,800
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.781% due 05/25/2035 •		1,024	1,029
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035 •		183	184
3.066% due 10/25/2034 •		1,019	1,025
3.081% due 09/25/2034 •		676	676
Popular ABS Mortgage Pass-Through Trust
2.521% due 06/25/2035 •		1,580	1,584
Renaissance Home Equity Loan Trust
3.191% due 09/25/2037 •		16,585	9,455
Residential Asset Securities Corp. Trust
2.331% due 08/25/2036 •		800	642
RMAT LP
4.090% due 05/25/2048 ×		3,232	3,238
Securitized Asset-Backed Receivables LLC Trust
2.341% due 05/25/2036 •		5,638	3,721
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		4,700	4,700
3.239% due 07/20/2027 •		1,300	1,298
Soundview Home Loan Trust
2.151% due 11/25/2036 •		540	248
Structured Asset Investment Loan Trust
2.811% due 04/25/2033 •		1,923	1,881
2.811% (US0001M + 0.720%) due 10/25/2035 ~		256	257
Symphony CLO Ltd.
3.228% due 04/15/2028 •		1,630	1,630
Telos CLO Ltd.
3.303% due 04/17/2028 •		4,280	4,280
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •		400	400
TICP CLO Ltd.
3.159% due 07/20/2027 •		2,740	2,737
3.199% due 04/20/2028 •		3,900	3,875
Tralee CLO Ltd.
3.389% due 10/20/2027 •		3,700	3,706
Venture CLO Ltd.
3.119% due 02/28/2026 •		17,050	16,979
3.228% due 04/15/2027 •		3,870	3,863
3.228% due 07/15/2027 •		3,200	3,194
VOLT LLC
3.125% due 09/25/2047 ×		6,509	6,472
3.500% due 03/25/2047 ×		1,331	1,330
Wells Fargo Home Equity Asset-Backed Securities Trust
4.491% due 12/25/2034 •		1,460	1,448
WhiteHorse Ltd.
3.010% due 04/17/2027 •		7,900	7,886

Total Asset-Backed Securities (Cost $263,645)			267,896

SOVEREIGN ISSUES 10.7%
Argentina Government International Bond
5.875% due 01/11/2028		7,000	5,709
6.875% due 01/26/2027		19,200	16,968
22.844% (BADLARPP) due 10/04/2022 ~	ARS	1,800	95
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		38,367	1,210
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		1,000	34
40.000% (ARPP7DRR) due 06/21/2020 ~		256,741	9,248
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	30,565	23,316
3.000% due 09/20/2025 (e)		32,800	28,324
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,495
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,305
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (c)	BRL	233,450	59,274
0.000% due 01/01/2019 (c)		654,612	163,488
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	16,999	17,080
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	930	1,143
3.750% due 07/26/2023		2,760	3,553
3.875% due 05/06/2022		2,300	2,951
4.250% due 11/04/2025		2,230	2,974
France Government International Bond
0.100% due 03/01/2025 (e)		20,708	26,370
0.250% due 07/25/2024 (e)		9,931	12,824
1.850% due 07/25/2027 (e)		14,665	21,856

Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)		9,980	12,624
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	353,314	19,577
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	73,541	52,351
2.500% due 09/20/2035 (e)		4,051	3,020
Qatar Government International Bond
3.875% due 04/23/2023		$6,300	6,307
5.103% due 04/23/2048		4,800	4,796
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	95,422	145,782
0.125% due 03/22/2046 (e)		4,226	8,842
0.125% due 08/10/2048 (e)		2,239	4,859
0.125% due 11/22/2065 (e)		2,865	8,327
1.875% due 11/22/2022 (e)		6,093	9,510
4.250% due 12/07/2027		4,800	8,004

Total Sovereign Issues (Cost $749,948)			699,216

SHORT-TERM INSTRUMENTS 4.2%
COMMERCIAL PAPER 0.8%
Bank of Montreal
1.540% due 07/03/2018	CAD	4,900	3,726
Bank of Nova Scotia
1.543% due 07/03/2018		5,000	3,802
1.544% due 07/05/2018		1,600	1,217
1.550% due 07/03/2018		4,200	3,194
CIMIC GROUP Ltd.
3.906% due 06/06/2019 (d)(h)		$2,800	2,697
HSBC Bank Canada
1.584% due 07/03/2018	CAD	29,900	22,740
National Bank Of Canada
1.525% due 07/03/2018		10,000	7,605
Royal Bank of Canada
1.537% due 07/04/2018		1,400	1,065
1.540% due 07/03/2018		1,800	1,369
Toronto Dominion Bank
1.535% due 07/05/2018		1,900	1,445
1.540% due 07/03/2018		1,700	1,293

			50,153

REPURCHASE AGREEMENTS (i) 0.4%			28,139

ARGENTINA TREASURY BILLS 0.3%
3.708% due 07/13/2018 - 11/16/2018 (b)(c)		$19,302	19,131
25.338% due 09/14/2018 (b)(c)	ARS	15,200	486

			19,617

GREECE TREASURY BILLS 0.7%
1.136% due 07/13/2018 - 10/05/2018 (b)(c)	EUR	39,660	46,266

JAPAN TREASURY BILLS 1.6%
(0.156)% due 07/30/2018 (c)(d)	JPY	11,670,000	105,416

U.S. TREASURY BILLS 0.4%
1.865% due 08/02/2018 - 10/04/2018 †(b)(c)(n)		$25,099	25,039

Total Short-Term Instruments (Cost $279,136)			274,630

Total Investments in Securities (Cost $9,817,757)			9,700,305

	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	16,861,200	166,690

Total Short-Term Instruments (Cost $166,693)		166,690

Total Investments in Affiliates (Cost $166,693)		166,690

Total Investments 150.7% (Cost $9,984,450)		$9,866,995
Financial Derivative Instruments (k)(m) 0.2% (Cost or Premiums, net $(13,036))		11,972
Other Assets and Liabilities, net (50.9)%		(3,330,896)

Net Assets 100.0%		$6,548,071

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

«	Security valued using significant unobservable inputs (Level 3).

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cimic Group Ltd.	3.906	06/06/2019	06/28/2018	2,697	2,697	0.04
Lloyds Banking Group PLC	0.000% - 3.536%	09/05/2018 - 09/02/2021	09/18/2017 - 05/22/2018	18,000	17,987	0.28

				$20,697	$20,684	0.32%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%		06/29/2018	07/02/2018	$7,474	U.S. Treasury Notes 1.875% - 2.000% due 01/31/2022 - 02/15/2022	$(7,628)	$7,474	$7,475
NOM	1.950	†	06/29/2018	07/02/2018	20,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(20,570)	20,200	20,203
SSB	0.850	†	06/29/2018	07/02/2018	465	U.S. Treasury Notes 1.500% due 01/31/2022(2)	(479)	465	465

Total Repurchase Agreements							$(28,677)	$28,139	$28,143

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	1.980%		05/01/2018	07/02/2018	$(51,813)	$(51,989)
	1.980		05/11/2018	07/02/2018	(1,451)	(1,455)
	1.980	†	06/19/2018	07/02/2018	(1,895)	(1,897)
	1.980	†	06/20/2018	07/02/2018	(2,679)	(2,681)
	2.000		05/08/2018	07/09/2018	(52,938)	(53,099)
	2.000	†	06/19/2018	07/09/2018	(7,136)	(7,141)
	2.060		05/07/2018	08/08/2018	(226,029)	(226,754)
	2.170	†	06/27/2018	07/12/2018	(670)	(671)
	2.180	†	06/20/2018	07/05/2018	(9,823)	(9,830)
BSN	1.910	†	04/13/2018	07/12/2018	(58,315)	(58,562)
	1.960		05/02/2018	07/10/2018	(26,344)	(26,431)
	1.980		05/03/2018	07/11/2018	(132,399)	(132,836)
DEU	2.100	†	06/27/2018	07/11/2018	(553)	(553)
GRE	1.920		04/17/2018	07/17/2018	(5,187)	(5,209)
	1.930		04/18/2018	07/18/2018	(25,211)	(25,313)
	1.980		05/01/2018	07/02/2018	(86,009)	(86,302)
	1.990		05/31/2018	07/27/2018	(208)	(208)
	2.020		05/09/2018	07/11/2018	(7,969)	(7,994)
	2.060	†	06/26/2018	07/17/2018	(4,917)	(4,919)
	2.110		06/08/2018	07/09/2018	(82,549)	(82,665)
	2.130		06/11/2018	07/11/2018	(167,660)	(167,868)
	2.160		06/13/2018	07/05/2018	(24,082)	(24,110)
IND	1.980		05/03/2018	07/03/2018	(527)	(529)
	2.010		05/08/2018	07/09/2018	(47,644)	(47,790)
	2.060		05/15/2018	07/17/2018	(77,719)	(77,932)
RCY	2.000		05/18/2018	07/06/2018	(84,418)	(84,629)
	2.030		05/11/2018	07/11/2018	(188,218)	(188,770)
	2.030		05/17/2018	07/11/2018	(65,410)	(65,580)
	2.040		05/14/2018	07/16/2018	(127,761)	(128,115)
	2.050		05/29/2018	07/09/2018	(27,560)	(27,613)
	2.070	†	06/27/2018	07/16/2018	(1,676)	(1,677)
	2.080		05/17/2018	07/17/2018	(266,691)	(267,399)
	2.080	†	06/26/2018	07/17/2018	(44,141)	(44,157)
	2.300	†	06/29/2018	07/05/2018	(111,875)	(111,896)

Total Reverse Repurchase Agreements						$(2,024,574)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)		Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
TDM	1.920	% †	06/28/2018	07/12/2018	$(19,038)	$(19,042)
UBS	1.980		05/07/2018	07/12/2018	(67,692)	(67,900)
	1.990		05/04/2018	07/10/2018	(84,413)	(84,689)
	2.020		05/10/2018	07/17/2018	(78,332)	(78,565)
	2.030		05/14/2018	07/13/2018	(809)	(811)

Total Sale-Buyback Transactions						$(251,007)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Fannie Mae, TBA	3.000%	08/01/2048	$124,400	$(120,007)	$(120,367)
Fannie Mae, TBA	3.500	07/01/2048	2,000	(1,981)	(1,990)

Total Short Sales (1.9)%				$(121,988)	$(122,357)

(j)	Securities with an aggregate market value of $2,278,598 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(2,033,407) at a weighted average interest rate of 1.901%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(151) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Crude November Futures †	$65.000	10/17/2018	120	$120	$475	$823
Put - NYMEX Crude November Futures †	65.000	10/17/2018	120	120	459	208
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	60	60	0	1

					$934	$1,032

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$104.250	08/24/2018	13	$26	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	104.500	08/24/2018	75	150	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.000	08/24/2018	15	15	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	28	28	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	108.000	08/24/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.000	09/21/2018	1,070	1,070	9	1
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.500	09/21/2018	155	155	1	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	108.000	09/21/2018	23	23	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	1,434	1,434	12	2
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.000	08/24/2018	182	182	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	167.000	08/24/2018	151	151	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	169.000	08/24/2018	506	506	4	1
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	170.000	08/24/2018	1,096	1,096	9	1
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	171.000	08/24/2018	826	826	7	1
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	74	74	1	0
					$47	$6

Total Purchased Options					$981	$1,038

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Soybean August Futures †	$870.000	07/27/2018	81	$405,000	$(36)	$(111)
Call - NYMEX Crude August Futures †	76.500	07/17/2018	132	132,000	(146)	(87)
Call - NYMEX Crude August Futures †	77.500	07/17/2018	24	24,000	(22)	(11)
Call - NYMEX Crude September Futures †	70.000	08/16/2018	48	48,000	(52)	(189)
Call - NYMEX Crude September Futures †	71.000	08/16/2018	48	48,000	(43)	(159)
Call - NYMEX Crude September Futures †	72.000	08/16/2018	24	24,000	(21)	(67)
Call - NYMEX Crude September Futures †	73.000	08/16/2018	48	48,000	(33)	(111)
Put - NYMEX Natural Gas August Futures †	2.650	07/26/2018	48	480,000	(17)	(1)
Put - NYMEX Natural Gas August Futures †	2.750	07/26/2018	156	1,560,000	(57)	(17)
Put - NYMEX Natural Gas August Futures †	2.800	07/26/2018	96	960,000	(32)	(20)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	16	160,000	(5)	(5)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	16	160,000	(6)	(1)
Put - NYMEX Natural Gas October Futures †	2.700	09/25/2018	100	1,000,000	(54)	(39)
Put - NYMEX Natural Gas September Futures †	2.700	08/28/2018	132	1,320,000	(42)	(32)
Put - NYMEX Natural Gas September Futures †	2.750	08/28/2018	168	1,680,000	(63)	(61)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	80	80,000	0	(4)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	20	20,000	0	(99)
Call - NYMEX WTI-Brent Crude Spread October Futures †	6.000	08/30/2018	23	23,000	(20)	(19)
Call - NYMEX WTI-Brent Crude Spread September Futures †	5.500	07/30/2018	32	32,000	(13)	(26)
Call - NYMEX WTI-Brent Crude Spread September Futures †	8.000	07/30/2018	24	24,000	(25)	(47)
Put - NYMEX WTI-Brent Crude Spread September Futures †	8.500	07/30/2018	32	32,000	(22)	(20)

					$(709)	$(1,126)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	46	$46	$(44)	$(4)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	56	56	(38)	(9)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	157	157	(103)	(49)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	164	164	(97)	(164)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	168	168	(102)	(100)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	171	171	(109)	(77)
					$(493)	$(403)

Total Written Options					$(1,202)	$(1,529)

Futures Contracts:

Long Futures Contracts

						Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	37		$9,006	$(32)	$0	$0
90-Day Eurodollar December Futures	12/2019	37		8,976	(41)	0	(1)
90-Day Eurodollar June Futures	06/2019	37		8,986	(39)	0	0
90-Day Eurodollar March Futures	03/2019	37		8,995	(36)	0	0
90-Day Eurodollar September Futures	09/2018	37		9,023	(25)	0	0
90-Day Eurodollar September Futures	09/2019	37		8,980	(41)	0	(1)
Aluminum November Futures †	11/2018	224		11,974	(873)	0	0
Brent (ICE) Dubai August Futures †	08/2018	83		236	84	6	0
Brent (ICE) Dubai December Futures †	12/2018	103		303	121	0	(10)
Brent (ICE) Dubai July Futures †	07/2018	83		232	79	15	0
Brent (ICE) Dubai November Futures †	11/2018	103		304	122	0	(6)
Brent (ICE) Dubai October Futures †	10/2018	103		302	120	0	(3)
Brent (ICE) Dubai September Futures †	09/2018	83		238	86	0	0
Brent 1st Line vs. Dubai 1st Line February Futures †	02/2019	20		60	(7)	0	(2)
Brent 1st Line vs. Dubai 1st Line January Futures †	01/2019	20		59	(7)	0	(2)
Brent 1st Line vs. Dubai 1st Line March Futures †	03/2019	20		60	(7)	0	(2)
Brent Crude December Futures †	10/2018	1,005		78,521	2,423	1,399	(1)
Brent Crude December Futures †	10/2019	632		45,896	1,195	404	0
Brent Crude December Futures †	10/2020	726		49,542	1,507	7	0
Brent Crude December Futures †	10/2021	95		6,199	20	0	(35)
Brent Crude January Futures †	11/2018	156		12,121	658	215	0
Brent Crude October Futures †	08/2018	342		26,970	704	523	0
Chicago Ethanol (Platts) August Futures †	08/2018	32		1,925	(73)	10	0
Chicago Ethanol (Platts) December Futures †	12/2018	79		4,687	(182)	8	0
Chicago Ethanol (Platts) July Futures †	07/2018	36		2,155	(134)	15	0
Chicago Ethanol (Platts) September Futures †	09/2018	30		1,811	(50)	6	0
Cocoa September Futures †	09/2018	20		502	22	12	0
Copper December Futures †	12/2018	113		18,758	(724)	0	0
Copper September Futures †	09/2018	12		1,988	(59)	0	(86)
Cotton No. 2 December Futures †	12/2018	242		10,154	330	45	0
Euro-Bund 10-Year Bond September Futures	09/2018	293	EUR	55,619	427	86	0
Gas Oil November Futures †	11/2018	188		$12,751	776	193	0
Gas Oil September Futures †	09/2018	56		3,801	146	60	0
Gold 100 oz. August Futures †	08/2018	12		1,505	(3)	4	0
Gold 100 oz. December Futures †	12/2018	90		11,397	(220)	32	0
Hard Red Winter Wheat December Futures †	12/2018	116		2,967	(28)	165	0
Hard Red Winter Wheat July Futures †	07/2019	10		276	(24)	7	0
Hard Red Winter Wheat September Futures †	09/2018	6		147	(10)	5	0
Henry Hub Natural Gas April Futures †	03/2019	52		347	(9)	0	(1)
Henry Hub Natural Gas August Futures †	07/2019	52		351	(5)	0	(1)
Henry Hub Natural Gas December Futures †	11/2019	52		376	20	0	0
Henry Hub Natural Gas February Futures †	01/2019	52		403	46	0	(3)
Henry Hub Natural Gas January Futures †	12/2018	52		408	51	0	(3)
Henry Hub Natural Gas July Futures †	06/2019	52		350	(6)	0	(1)
Henry Hub Natural Gas June Futures †	05/2019	52		346	(10)	0	(1)
Henry Hub Natural Gas March Futures †	02/2019	52		390	34	0	(2)
Henry Hub Natural Gas May Futures †	04/2019	52		343	(14)	0	(1)
Henry Hub Natural Gas November Futures †	10/2019	52		360	3	0	0
Henry Hub Natural Gas October Futures †	09/2019	52		352	(4)	0	0
Henry Hub Natural Gas September Futures †	08/2019	52		350	(7)	0	0
Henry Hub Natural Gas Swap April Futures †	03/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	68		497	3	0	(3)
Henry Hub Natural Gas Swap August Futures †	07/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	68		519	2	0	(3)
Henry Hub Natural Gas Swap December Futures †	11/2019	12		87	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		93	8	0	(1)
Henry Hub Natural Gas Swap January Futures †	12/2018	12		94	9	0	(1)
Henry Hub Natural Gas Swap July Futures †	06/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	12		90	5	0	(1)
Henry Hub Natural Gas Swap May Futures †	04/2019	12		79	(6)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	68		501	1	0	(3)
Henry Hub Natural Gas Swap November Futures †	10/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	68		494	1	0	(3)
Henry Hub Natural Gas Swap October Futures †	09/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	68		493	2	0	(3)
Henry Hub Natural Gas Swap September Futures †	08/2019	12		81	(5)	0	0
Live Cattle August Futures †	08/2018	64		2,732	84	77	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	13		54	9	9	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	18		61	12	9	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	15		60	6	9	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	19		82	29	16	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	15		52	(2)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	13		55	9	9	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	13		56	10	10	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	18		54	5	13	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	15		60	6	9	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	13		53	7	8	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	13		55	9	9	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	13		54	8	8	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	19		82	29	18	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	15		56	2	8	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	19		75	23	14	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	15		57	3	8	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	18		64	15	9	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	15		57	3	8	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	27		1,067	146	28	0
Natural Gas April Futures †	03/2019	206		5,506	94	0	(12)
Natural Gas February Futures †	01/2019	403		12,485	30	0	(81)
Natural Gas May Futures †	04/2019	8		211	(2)	0	0
Natural Gas October Futures †	09/2018	61		1,774	34	0	(12)
Natural Gas October Futures †	09/2019	104		2,819	30	0	(2)
Natural Gas September Futures †	08/2018	61		1,770	(4)	0	(15)
New York Harbor ULSD November Futures †	10/2018	134		12,538	687	177	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	21	EUR	0	0	0	0
RBOB Gasoline November Futures †	10/2018	148		$12,377	655	257	0
RBOB Gasoline September Futures †	08/2018	12		1,075	48	23	0
Soybean Meal December Futures †	12/2018	3		99	(12)	0	0
Soybean November Futures †	11/2019	27		1,217	(42)	0	(3)
Sugar No. 11 October Futures †	09/2018	47		645	(3)	0	0
U.S. Treasury 2-Year Note September Futures	09/2018	88		18,641	19	0	(3)
U.S. Treasury 5-Year Note September Futures	09/2018	32		3,636	7	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2018	2,868		344,698	1,405	0	0
WCS Oil Monthly Index April Futures †	03/2019	1		22	1	0	0
WCS Oil Monthly Index August Futures †	07/2018	12		251	35	0	(1)
WCS Oil Monthly Index August Futures †	07/2019	1		21	0	0	0
WCS Oil Monthly Index December Futures †	11/2018	12		285	46	0	0
WCS Oil Monthly Index December Futures †	11/2019	1		23	1	0	0
WCS Oil Monthly Index February Futures †	01/2019	1		24	2	0	0
WCS Oil Monthly Index January Futures †	12/2018	1		24	3	0	0
WCS Oil Monthly Index July Futures †	06/2019	1		21	0	0	0
WCS Oil Monthly Index June Futures †	05/2019	1		22	1	0	0
WCS Oil Monthly Index March Futures †	02/2019	1		24	2	0	0
WCS Oil Monthly Index May Futures †	04/2019	1		22	1	0	0
WCS Oil Monthly Index November Futures †	10/2018	12		282	43	0	0
WCS Oil Monthly Index November Futures †	10/2019	1		22	1	0	0
WCS Oil Monthly Index October Futures †	09/2018	12		279	40	0	0
WCS Oil Monthly Index October Futures †	09/2019	1		22	1	0	0
WCS Oil Monthly Index September Futures †	08/2018	11		271	76	0	(3)
WCS Oil Monthly Index September Futures †	08/2019	1		22	0	0	0
Wheat July Futures †	07/2019	20		549	(6)	17	0
White Sugar October Futures †	09/2018	221		3,800	31	0	(1)
WTI Crude April Futures †	03/2019	195		13,069	697	113	0
WTI Crude December Futures †	11/2021	108		6,172	317	0	(53)
WTI Crude February Futures †	01/2019	150		10,226	483	101	0
WTI Crude June Futures †	05/2019	1,706		112,750	4,935	846	(1)
WTI Crude June Futures †	05/2020	308		18,945	735	0	(3)
WTI Crude June Futures †	05/2021	169		9,859	208	0	(59)
WTI Crude March Futures †	02/2019	162		10,945	134	100	0
WTI Crude March Futures †	02/2020	254		15,875	1,586	28	0
WTI Crude November Futures †	10/2018	33		2,315	25	20	0
WTI Crude October Futures †	09/2018	624		44,254	3,107	362	0
WTI Crude September Futures †	08/2018	24		1,739	130	16	0
WTI Crude September Futures †	08/2019	1,000		64,730	4,588	380	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	6		24	6	2	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	6		14	0	3	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	6		23	5	3	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	6		23	8	1	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	6		22	5	3	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	6		23	5	2	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	6		23	5	1	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	6		23	5	3	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	6		24	6	3	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	6		23	6	2	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	6		24	6	3	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	6		23	8	3	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	6		22	5	3	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	6		23	8	4	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	6		23	5	3	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	6		21	6	4	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	6		23	5	3	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	1		3	2	0	0
WTI Midarg/Finance CS July Futures †	07/2018	2		23	3	0	0
WTI Midland vs WTI Trade April Futures †	03/2021	1		0	0	0	0
WTI Midland vs WTI Trade August Futures †	07/2021	1		0	0	0	0
WTI Midland vs WTI Trade December Futures †	11/2021	1		0	0	0	0
WTI Midland vs WTI Trade February Futures †	01/2021	1		0	0	0	0
WTI Midland vs WTI Trade January Futures †	12/2020	1		0	0	0	0
WTI Midland vs WTI Trade July Futures †	06/2021	1		0	0	0	0
WTI Midland vs WTI Trade June Futures †	05/2021	1		0	0	0	0
WTI Midland vs WTI Trade March Futures †	02/2021	1		0	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2021	1		0	0	0	0
WTI Midland vs WTI Trade November Futures †	10/2021	1		0	0	0	0
WTI Midland vs WTI Trade October Futures †	09/2021	1		0	0	0	0
WTI Midland vs WTI Trade September Futures †	08/2021	1		0	0	0	0
Zinc November Futures †	11/2018	171		12,158	(1,025)	0	0

					$25,980	$5,990	$(430)

Short Futures Contracts

						Variation Margin (7)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2018	83		$(4,423)	$272	$0	$0
Arabica Coffee December Futures †	12/2018	198		(8,802)	745	48	0
Arabica Coffee September Futures †	09/2018	5		(216)	14	1	0
Australia Government 3-Year Note September Futures	09/2018	371	AUD	(30,570)	(106)	0	(17)
Australia Government 10-Year Bond September Futures	09/2018	137		(13,116)	(177)	16	(10)
Brent Crude December Futures †	10/2022	94		$(5,945)	(681)	58	0
Brent Crude February Futures †	12/2018	812		(62,686)	(2,814)	0	(1,064)
Brent Crude June Futures †	04/2019	1,097		(82,516)	(2,182)	0	(1,082)
Brent Crude June Futures †	05/2020	335		(23,564)	(306)	0	(100)
Brent Crude June Futures †	04/2021	113		(7,527)	(794)	23	0
Brent Crude March Futures †	01/2019	268		(20,553)	(552)	0	(330)
Brent Crude March Futures †	01/2020	33		(2,358)	(91)	0	(16)
Brent Crude November Futures †	09/2018	42		(3,298)	(84)	0	(58)
Brent Crude September Futures †	07/2018	4		(317)	(17)	0	(23)
Brent Crude September Futures †	07/2019	251		(18,551)	(956)	0	(203)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	540	EUR	(858)	(552)	0	(82)
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	120		$(742)	(140)	0	(113)
Call Options Strike @ USD 79.000 on Brent Crude October 2018 Futures †	08/2018	36		(111)	(72)	0	(27)
Call Options Strike @ USD 80.000 on Brent Crude October 2018 Futures †	08/2018	72		(189)	(120)	0	(48)
Call Options Strike @ USD 81.000 on Brent Crude October 2018 Futures †	08/2018	36		(80)	(42)	0	(21)
Call Options Strike @ USD 82.000 on Brent Crude October 2018 Futures †	08/2018	12		(23)	(10)	0	(6)
Call Options Strike @ USD 82.000 on Brent Crude September 2018 Futures †	07/2018	12		(13)	0	0	(5)
Call Options Strike @ USD 85.000 on Brent Crude September 2018 Futures †	07/2018	120		(60)	84	0	(19)
Call Options Strike @ USD 86.000 on Brent Crude September 2018 Futures †	07/2018	24		(9)	22	0	(3)
Cocoa December Futures †	12/2018	214		(5,416)	(223)	0	(120)
Copper December Futures †	12/2018	369		(27,564)	915	51	0
Copper September Futures †	09/2018	62		(4,597)	190	9	0
Corn December Futures †	12/2018	374		(6,942)	115	0	(111)
Corn December Futures †	12/2019	40		(789)	10	0	(12)
Corn July Futures †	07/2019	39		(769)	40	0	(10)
Corn September Futures †	09/2018	375		(6,741)	361	0	(98)
Euro-BTP Italy Government Bond September Futures	09/2018	68	EUR	(10,027)	33	0	(115)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	854		(154,123)	(1,692)	0	(678)
Henry Hub Natural Gas August Futures †	07/2018	68		$(497)	14	3	0
Henry Hub Natural Gas December Futures †	11/2018	68		(519)	(8)	3	0
Henry Hub Natural Gas November Futures †	10/2018	68		(501)	10	3	0
Henry Hub Natural Gas October Futures †	09/2018	68		(494)	17	3	0
Henry Hub Natural Gas September Futures †	08/2018	68		(493)	18	3	0
Japan Government 10-Year Bond September Futures	09/2018	75	JPY	(102,181)	(156)	14	(20)
Lean Hogs October Futures †	10/2018	31		$(741)	17	21	0
Live Cattle October Futures †	10/2018	71		(3,125)	(98)	0	(85)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	10		(395)	(5)	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	17		(671)	(27)	0	(25)
Natural Gas August Futures †	07/2018	120		(3,509)	(16)	19	0
Natural Gas January Futures †	12/2018	42		(1,317)	(18)	8	0
Natural Gas March Futures †	02/2019	420		(12,608)	4	80	0
Natural Gas September Futures †	08/2018	9		(261)	(1)	2	0
New York Harbor ULSD September Futures †	08/2018	2		(186)	(9)	0	(3)
Nickel September Futures †	09/2018	34		(3,038)	42	0	0
Platinum October Futures †	10/2018	534		(22,901)	917	0	(67)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	270	EUR	(16)	154	0	0
Put Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	120		$(366)	167	59	0
Silver September Futures †	09/2018	153		(12,391)	300	0	(120)
Soybean November Futures †	11/2018	239		(10,516)	325	42	0
Soybean Oil December Futures †	12/2018	72		(1,285)	68	0	(3)
Sugar No. 11 February Futures †	02/2019	768		(11,139)	158	0	(26)
U.S. Treasury 10-Year Ultra September Futures	09/2018	2,141		(274,550)	(608)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	2,996		(434,420)	(12,398)	0	(94)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	403		(64,304)	(1,322)	25	0
United Kingdom Long Gilt September Futures	09/2018	1,339	GBP	(217,465)	(1,892)	452	(4)
WCS Oil Monthly Index April Futures †	03/2020	1		$(22)	0	0	0
WCS Oil Monthly Index August Futures †	07/2020	1		(21)	0	0	0
WCS Oil Monthly Index December Futures †	11/2020	1		(22)	(1)	0	0
WCS Oil Monthly Index February Futures †	01/2020	1		(22)	(1)	0	0
WCS Oil Monthly Index January Futures †	12/2019	1		(22)	(1)	0	0
WCS Oil Monthly Index July Futures †	06/2020	1		(21)	1	0	0
WCS Oil Monthly Index June Futures †	05/2020	1		(21)	0	0	0
WCS Oil Monthly Index March Futures †	02/2020	1		(22)	(1)	0	0
WCS Oil Monthly Index May Futures †	04/2020	1		(22)	(1)	0	0
WCS Oil Monthly Index November Futures †	10/2020	1		(22)	(1)	0	0
WCS Oil Monthly Index October Futures †	09/2020	1		(21)	0	0	0
WCS Oil Monthly Index September Futures †	08/2020	1		(21)	0	0	0
Wheat December Futures †	12/2018	375		(9,689)	116	5	(477)
Wheat September Futures †	09/2018	41		(1,028)	58	0	(36)
WTI Brent Financial April Futures †	04/2019	19		(167)	(38)	0	(9)
WTI Brent Financial August Futures †	08/2018	24		(166)	(59)	0	(22)
WTI Brent Financial August Futures †	08/2019	19		(169)	(40)	0	(7)
WTI Brent Financial December Futures †	12/2018	25		(214)	(98)	0	(15)
WTI Brent Financial December Futures †	12/2019	19		(165)	(36)	0	(7)
WTI Brent Financial February Futures †	02/2019	19		(167)	(38)	0	(10)
WTI Brent Financial January Futures †	01/2019	19		(165)	(36)	0	(10)
WTI Brent Financial July Futures †	07/2018	18		(101)	(20)	0	(17)
WTI Brent Financial July Futures †	07/2019	19		(169)	(40)	0	(8)
WTI Brent Financial June Futures †	06/2019	19		(169)	(40)	0	(8)
WTI Brent Financial March Futures †	03/2019	19		(168)	(39)	0	(9)
WTI Brent Financial May Futures †	05/2019	19		(168)	(39)	0	(8)
WTI Brent Financial November Futures †	11/2018	25		(211)	(95)	0	(16)
WTI Brent Financial November Futures †	11/2019	19		(165)	(36)	0	(7)
WTI Brent Financial October Futures †	10/2018	25		(204)	(88)	0	(18)
WTI Brent Financial October Futures †	10/2019	19		(165)	(36)	0	(7)
WTI Brent Financial September Futures †	09/2018	24		(188)	(81)	0	(21)
WTI Brent Financial September Futures †	09/2019	19		(168)	(39)	0	(7)
WTI Crude August Futures †	07/2018	13		(964)	(100)	0	(20)
WTI Crude December Futures †	11/2018	1,299		(90,268)	(4,067)	0	(899)
WTI Crude December Futures †	11/2019	1,319		(83,954)	(2,493)	0	(317)
WTI Crude December Futures †	11/2020	929		(55,573)	(2,533)	186	0
WTI Crude December Futures †	11/2022	64		(3,549)	(258)	39	0
WTI Crude January Futures †	12/2018	323		(22,239)	(1,343)	0	(226)
WTI Crude July Futures †	06/2019	45		(2,952)	(82)	0	(21)
WTI Crude November Futures †	10/2018	50		(3,508)	(129)	1	(28)
WTI Crude September Futures †	08/2018	81		(5,869)	(427)	0	(66)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	5		(18)	5	0	(1)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	5		(18)	5	0	(1)
WTI Midarg/Finance CS August Futures †	08/2018	1		(13)	1	0	0
WTI Midarg/Finance CS December Futures †	12/2018	3		(39)	(36)	1	0
WTI Midarg/Finance CS November Futures †	11/2018	3		(45)	(41)	0	0
WTI Midarg/Finance CS October Futures †	10/2018	3		(45)	(41)	0	0
WTI Midarg/Finance CS September Futures †	09/2018	1		(14)	0	0	0
WTI Midland vs WTI Trade April Futures †	03/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade August Futures †	07/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	5		(7)	(2)	0	0
WTI Midland vs WTI Trade July Futures †	06/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade November Futures †	10/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade October Futures †	09/2020	5		(7)	(2)	0	0
WTI Midland vs WTI Trade September Futures †	08/2020	5		(7)	(2)	0	0
WTI-Brent August Futures †	07/2019	21		(1,368)	(71)	0	(9)
Zinc September Futures †	09/2018	14		(1,000)	119	0	0

					$(35,351)	$1,175	$(7,141)

Total Futures Contracts					$(9,371)	$7,165	$(7,571)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	2,180	$36	$(3)	$33	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$72,519	$(4,638)	$287	$(4,351)	$0	$(34)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	33,200	(582)	(150)	(732)	0	(15)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		94,600	(2,668)	873	(1,795)	0	(44)

						$(7,888)	$1,010	$(6,878)	$0	$(93)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$23,200	$50	$2,232	$2,282	$103	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		4,700	11	25	36	22	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		11,071	57	(96)	(39)	52	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		5,130	13	(55)	(42)	24	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	74,500	17	217	234	96	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	29,700	91	(699)	(608)	0	(120)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$1,300	(9)	22	13	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		36,100	707	19	726	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		49,900	347	(1,700)	(1,353)	0	(26)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		290,800	366	(8,258)	(7,892)	0	(153)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		214,000	(8,267)	(694)	(8,961)	0	(132)
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		31,500	0	(378)	(378)	0	(22)
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		26,000	0	(327)	(327)	0	(17)
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		26,200	0	(323)	(323)	0	(17)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		53,700	(432)	(682)	(1,114)	0	(35)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		291,300	(2,142)	9,485	7,343	247	0
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		32,250	(51)	1,630	1,579	28	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		165,300	3,493	3,531	7,024	147	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		6,900	78	96	174	6	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		8,400	(213)	955	742	6	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		5,100	(130)	591	461	5	0
Receive (6)	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		900	77	25	102	1	0
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		7,290	(46)	25	(21)	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		129,790	(8,918)	810	(8,108)	0	(136)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		126,000	6,952	554	7,506	105	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		36,000	3,854	1,449	5,303	49	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		84,850	3,493	503	3,996	139	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		20,000	2,000	1,443	3,443	30	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		88,110	10,265	(1,516)	8,749	142	0
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		11,000	0	38	38	21	0
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		4,500	0	33	33	8	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	92,450	2,197	(1,611)	586	134	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		16,060	(992)	348	(644)	0	(15)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	40,000	(20)	2	(18)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,740,000	(140)	(196)	(336)	0	(25)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,190,000	(19)	(13)	(32)	0	(4)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,440,000	(296)	(228)	(524)	0	(20)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		22,200	(32)	(4)	(36)	0	0
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	6,500	0	(5)	(5)	0	(5)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		6,180	6	110	116	4	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023		115,600	(6)	51	45	0	(58)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		11,500	0	(80)	(80)	0	(5)
Receive	CPTFEMU	1.620	Maturity	05/15/2028		17,880	1	16	17	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	20	13	1	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,200	13	(75)	(62)	0	(5)
Pay	CPURNSA	2.070	Maturity	03/23/2019		$168,420	12	225	237	20	0
Pay	CPURNSA	1.980	Maturity	04/10/2019		35,260	0	44	44	11	0
Pay	CPURNSA	1.970	Maturity	04/27/2019		52,630	0	54	54	32	0
Pay	CPURNSA	1.925	Maturity	05/08/2019		20,680	0	33	33	11	0
Pay	CPURNSA	2.130	Maturity	01/25/2020		20,600	0	57	57	0	(5)
Receive	CPURNSA	2.143	Maturity	04/25/2020		29,050	0	(6)	(6)	0	(12)
Pay	CPURNSA	2.168	Maturity	07/15/2020		31,500	0	159	159	3	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		25,800	0	260	260	0	(9)
Pay	CPURNSA	1.980	Maturity	11/25/2020		25,100	0	256	256	0	(10)
Pay	CPURNSA	1.550	Maturity	07/26/2021		17,400	589	36	625	0	(3)
Pay	CPURNSA	1.603	Maturity	09/12/2021		13,900	419	31	450	0	(3)
Pay	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	145	145	0	0
Pay	CPURNSA	2.500	Maturity	07/15/2022		11,100	(987)	132	(855)	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	360	360	0	(28)
Pay	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	19	15	4	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	17	17	3	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(11)	(11)	0	(21)
Receive	CPURNSA	1.730	Maturity	07/26/2026		17,400	(933)	(95)	(1,028)	0	(3)
Receive	CPURNSA	1.762	Maturity	08/30/2026		2,400	(118)	(12)	(130)	0	0
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,200	(52)	(215)	(267)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		13,900	(642)	(71)	(713)	0	(1)
Receive	CPURNSA	1.805	Maturity	09/12/2026		12,400	(568)	(63)	(631)	0	(1)
Receive	CPURNSA	1.780	Maturity	09/15/2026		15,800	(767)	(80)	(847)	0	(1)
Receive	CPURNSA	2.102	Maturity	07/20/2027		62,400	0	(1,666)	(1,666)	5	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		62,400	0	(1,582)	(1,582)	12	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		10,820	0	(237)	(237)	2	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		10,500	0	(263)	(263)	2	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		23,200	0	(562)	(562)	5	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(162)	(92)	17	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	2	2	0	(2)
Receive	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	14	14	0	(2)
Receive	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	19	19	0	(2)
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	2,890	0	12	12	0	(1)
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		12,400	0	4	4	9	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		18,530	6	(101)	(95)	0	(6)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		8,000	0	(27)	(27)	2	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		31,640	(1)	(48)	(49)	8	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		4,740	0	2	2	1	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		5,610	16	49	65	0	(5)
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	1,500	(85)	78	(7)	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030		43,400	(117)	1,546	1,429	0	(72)
Receive	UKRPI	3.400	Maturity	06/15/2030		44,100	168	1,612	1,780	0	(79)
Receive	UKRPI	3.325	Maturity	08/15/2030		68,590	(99)	1,102	1,003	0	(275)
Receive	UKRPI	3.140	Maturity	04/15/2031		11,100	(1,176)	531	(645)	0	(5)
Receive	UKRPI	3.100	Maturity	06/15/2031		31,400	(3,739)	1,249	(2,490)	0	(43)
Receive	UKRPI	3.530	Maturity	10/15/2031		860	23	10	33	0	(2)
Receive	UKRPI	3.470	Maturity	09/15/2032		37,570	(12)	870	858	0	(110)
Pay	UKRPI	3.585	Maturity	10/15/2046		12,990	(900)	(708)	(1,608)	25	0
Pay	UKRPI	3.428	Maturity	03/15/2047		28,300	1,790	(1,793)	(3)	38	0

							$5,261	$8,516	$13,777	$1,589	$(1,497)

Total Swap Agreements							$(2,591)	$9,523	$6,932	$1,589	$(1,591)

(l)	Securities with an aggregate market value of $86,445 and cash of $6,072 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $6 and liability of $(1) for closed futures is outstanding at period end.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		ARS	142,467		$4,914	$0	$(12)
	07/2018		BRL	14,900		4,394	550	0
	07/2018			$5,550	ARS	142,467	0	(625)
	07/2018			73,519	AUD	99,592	184	0
	07/2018			3,864	BRL	14,900	0	(20)
	07/2018			15,330	EUR	13,099	0	(33)
	08/2018		AUD	99,592		$73,526	0	(185)
BPS	07/2018		ARS	120,056		4,238	113	(5)
	07/2018		BRL	220,575		59,890	2,978	0
	07/2018		TWD	168,553		5,663	126	0
	07/2018			$2,407	ARS	66,496	1	(112)
	07/2018			60,385	BRL	220,575	0	(3,474)
	07/2018			34,472	JPY	3,744,015	0	(655)
	07/2018			8,878	TRY	41,192	21	0
	08/2018		CHF	372		$376	0	(1)
	10/2018		BRL	115,150		33,391	3,952	0
	01/2019			224,358		60,521	3,617	0
BRC	07/2018		ZAR	33,254		2,446	29	0
	09/2018		KRW	4,677,047		4,222	12	0
CBK	07/2018		BRL	60,261		15,629	80	0
	07/2018		CAD	86,011		66,172	747	0
	07/2018		GBP	149,179		197,643	764	0
	07/2018		PLN	436		128	11	0
	07/2018			$16,093	BRL	60,261	0	(545)
	07/2018			15,827	COP	45,356,208	0	(362)
	07/2018			1,392	DKK	8,353	0	(82)
	07/2018			743	TRY	3,413	0	0
	08/2018			466	MXN	9,763	21	0
	09/2018		KRW	13,473,360		$12,598	471	0
	01/2019		BRL	62,237		16,369	584	0
DUB	07/2018		ARS	329,160		11,802	422	0
	07/2018		BRL	228,000		65,695	6,868	0
	07/2018			$11,483	ARS	329,160	25	(129)
	07/2018			59,132	BRL	228,000	0	(304)
FBF	07/2018		EUR	830		$1,030	60	0
GLM	07/2018		AUD	99,037		74,451	1,158	0
	07/2018		BRL	21,120		5,582	146	0
	07/2018		CAD	27,500		21,239	320	0
	07/2018	†	GBP	6,515		8,688	90	0
	07/2018		RUB	174,605		2,791	12	0
	07/2018			$5,697	GBP	4,234	0	(109)
	07/2018			2,791	MXN	57,740	112	0
	07/2018			2,791	PHP	150,209	19	0
	07/2018		ZAR	33,637		$2,544	95	0
	08/2018		MXN	113,557		5,837	169	0
	09/2018		INR	1,133,348		16,449	71	0
HUS	07/2018		ARS	101,854		3,513	0	(8)
	07/2018		BRL	148,200		42,307	4,069	0
	07/2018		RUB	175,693		2,791	0	(4)
	07/2018			$3,937	ARS	101,854	0	(416)
	07/2018			38,436	BRL	148,200	0	(198)
	07/2018			38,415	CAD	51,111	463	0
	07/2018			2,791	PLN	10,246	0	(55)
	07/2018			3,532	TRY	16,432	38	(4)
	08/2018		CAD	51,111		$38,436	0	(462)
	08/2018		EUR	28,760		35,627	1,895	0
	09/2018			$16,780	INR	1,156,848	0	(62)
	10/2018		EUR	1,360		$1,688	88	0
IND	08/2018		ZAR	2,456		193	15	0
JPM	07/2018		AUD	555		421	10	0
	07/2018		BRL	254,342		65,963	340	0
	07/2018		EUR	23,355		27,792	523	(9)
	07/2018		JPY	8,000,000		73,610	1,223	0
	07/2018		NZD	77,886		53,851	1,099	0
	07/2018			$69,476	BRL	254,342	0	(3,852)
	07/2018			5,337	INR	360,693	0	(74)
	07/2018			2,798	PLN	10,415	0	(17)
	07/2018		ZAR	68,552		$5,156	173	(8)
	01/2019		BRL	262,175		70,601	4,107	0
MSB	07/2018			144,630		41,963	4,647	0
	07/2018		JPY	3,670,000		33,772	565	0
	07/2018		RUB	1,191,011		18,984	33	0
	07/2018			$37,510	BRL	144,630	0	(193)
	09/2018		ARS	22,114		$1,002	284	0
	10/2018			$18,799	RUB	1,191,011	0	(31)
NGF	09/2018		CNH	204,776		$32,071	1,290	0
	09/2018		KRW	9,595,572		8,663	26	0
	09/2018		SGD	17,472		12,885	41	0
	09/2018		TWD	389,707		12,885	35	0
RYL	10/2018		EUR	4,090		5,105	294	0
SCX	07/2018		BRL	103,952		26,960	139	0
	07/2018		DKK	8,355		1,309	0	0
	07/2018			$28,334	BRL	103,952	0	(1,513)
	07/2018			53,122	NZD	77,886	0	(370)
	07/2018			18,651	RUB	1,191,011	300	0
	08/2018		NZD	77,886		$53,125	371	0
	10/2018		BRL	118,300		34,234	3,989	0
	10/2018			$1,319	DKK	8,355	0	0
	01/2019		BRL	105,842		$28,430	1,586	0
SOG	07/2018		TWD	169,294		5,581	20	(4)
	07/2018			$2,597	INR	178,205	0	(2)
	07/2018			2,791	PHP	149,452	6	0
	07/2018			2,791	PLN	10,392	0	(16)
	08/2018			815	ARS	16,917	0	(259)
SSB	07/2018		EUR	105,418		$122,058	0	(1,048)
	07/2018			$2,658	INR	182,293	0	(1)
TOR	07/2018		JPY	3,744,015		$34,077	260	0
	08/2018			$34,147	JPY	3,744,015	0	(263)
UAG	07/2018			128,950	EUR	111,054	739	0
	07/2018			199,126	GBP	150,596	0	(377)
	07/2018			2,791	PLN	10,112	0	(91)
	08/2018		EUR	111,054		$129,238	0	(732)
	08/2018		GBP	150,596		199,408	388	0
	08/2018		MXN	271,382		13,730	183	0
	09/2018		RUB	1,341,983		21,348	139	0
	09/2018			$9,658	IDR	137,565,420	0	(155)

Total Forward Foreign Currency Contracts							$53,206	$(16,877)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	$70,200	$814	$1,267
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	5,500	65	99

							$879	$1,366

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$73.000	07/05/2018	$28,090	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	28,000	1	0

					$2	$0

Total Purchased Options					$881	$1,366

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$17,600	$(17)	$(6)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		40,000	(52)	(44)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	49,200	(95)	(68)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$8,900	(15)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		11,200	(12)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		14,800	(21)	(16)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	98,400	(201)	(246)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$9,500	(16)	(1)

							$(429)	$(385)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$24,088	$(269)	$(177)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	02/11/2021		$85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	31,400	(1,429)	(183)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$25,800	(179)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(99)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(61)

							$(7,792)	$(345)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$64,500	$(364)	$(236)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA –2-Year USD-ISDA	01/02/2020	$472,300	$(366)	$(683)

Total Written Options						$(9,220)	$(1,826)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat December Futures †	$5.224	Maturity	11/23/2018	405,000	$0	$0	$0	$0
	Pay	EUR5050 2H18 †	12.060	Maturity	12/31/2018	9,600	0	19	19	0
	Receive	EURMARG3 CAL20 †	10.000	Maturity	12/31/2020	9,600	0	3	3	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	11,100	0	1	1	0
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	5,500	0	9	9	0
	Receive	EURSIMP 4Q18 †	3.330	Maturity	12/31/2018	46,500	(3)	(18)	0	(21)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	16,200	0	58	58	0
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	26,400	(13)	(31)	0	(44)
	Receive	PLATGOLD N9 †	410.750	Maturity	07/09/2019	14,500	0	0	0	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	76,800	(1)	172	171	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	17,000	(71)	2	0	(69)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	5,500	0	(19)	0	(19)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	14,000	14	23	37	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	51,334	(100)	(294)	0	(394)
GST	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	50,400	(3)	(168)	0	(171)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	19,800	2	(16)	0	(14)
	Receive	EURMARGIN 4Q18 †	5.950	Maturity	12/31/2018	9,600	0	(3)	0	(3)
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	12,000	0	19	19	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	19,500	(1)	47	46	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	9,000	2	32	34	0
	Receive	KWW Z8 †	0.058	Maturity	11/23/2018	405,000	0	0	0	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	50,400	(4)	58	54	0
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	6,500	0	(81)	0	(81)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	12,000	0	43	43	0
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	9,500	0	(29)	0	(29)
	Pay	WCS 3Q18 †	20.000	Maturity	09/30/2018	1,800	0	5	5	0
	Pay	WCS 4Q18 †	20.600	Maturity	12/31/2018	10,500	0	30	30	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	15,600	0	(11)	0	(11)
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	9,600	0	9	9	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	28,200	0	7	7	0
	Receive	EURSIMP 4Q18 †	3.300	Maturity	12/31/2018	9,900	0	(4)	0	(4)
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	10,200	0	5	5	0
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	20,100	0	(37)	0	(37)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	2,400	0	9	9	0
	Pay	NAPGASFO 2H18 †	14.700	Maturity	12/31/2018	12,000	0	44	44	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	13,800	(9)	(13)	0	(22)
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	40,800	(1)	(134)	0	(135)
	Receive	EURSIMP 4Q18 †	3.370	Maturity	12/31/2018	9,900	0	(5)	0	(5)
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	40,800	0	41	41	0
	Pay	WCS 3Q18 †	17.900	Maturity	09/30/2018	1,200	0	6	6	0
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	19,166	(36)	(112)	0	(148)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	22,200	0	(17)	0	(17)
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	12,600	0	(12)	0	(12)
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	13,200	0	(14)	0	(14)
	Pay	EUR5050 2H18 †	12.100	Maturity	12/31/2018	11,400	0	22	22	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	46,800	0	20	20	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	31,200	0	12	12	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	15,900	0	3	3	0
	Receive	EURMARGIN 2H19 †	7.150	Maturity	12/31/2019	9,600	0	0	0	0
	Receive	EURMARGIN 4Q18 †	5.800	Maturity	12/31/2018	18,900	0	(2)	0	(2)
	Receive	EURMARGIN 4Q18 †	5.940	Maturity	12/31/2018	9,300	0	(2)	0	(2)
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	900	0	(1)	0	(1)
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	38,400	0	2	2	0
	Receive	EUROBOBCO CAL21 †	8.220	Maturity	12/31/2020	24,000	0	24	24	0
	Receive	EUROBOBCO CAL21 †	7.650	Maturity	12/31/2021	7,200	0	7	7	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	28,200	0	18	18	0
	Receive	FFAWTI 3Q18 †	14.000	Maturity	09/30/2018	3,000	0	2	2	0
	Pay	FFAWTI 3Q18 †	15.150	Maturity	12/31/2018	3,000	0	(4)	0	(4)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	1,800	0	(71)	0	(71)
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	800	0	(65)	0	(65)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	4,100	0	(34)	0	(34)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	3,600	0	10	10	0
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	3,900	0	99	99	0
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	9,900	0	7	7	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	10,200	0	24	24	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	10,500	0	25	25	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	1,200	0	5	5	0

							$(224)	$(275)	$930	$(1,429)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$2,500	$(216)	$155	$0	$(61)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	2,000	(172)	123	0	(49)
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.621	7,100	(123)	145	22	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	4,000	(277)	180	0	(97)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	1,100	11	3	14	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	3,100	(215)	140	0	(75)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	6,500	(420)	117	0	(303)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	3,600	(251)	163	0	(88)

							$(1,663)	$1,026	$36	$(673)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	10,600	$0	$(8)	$0	$(8)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		43,850	0	14	14	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,430	0	(18)	0	(18)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		81,010	1	(1)	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		54,680	0	16	16	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		33,870	2	10	12	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		17,060	(1)	27	26	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		860	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		7,240	0	(5)	0	(5)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		27,220	0	10	10	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		5,820	0	(4)	0	(4)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		41,810	0	3	3	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		8,920	0	12	12	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026		$34,900	0	(1,888)	0	(1,888)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		29,700	0	(1,540)	0	(1,540)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		24,200	0	(1,276)	0	(1,276)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		5,600	0	(290)	0	(290)

								$2	$(4,939)	$93	$(5,030)

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index †	4,255,514	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$737,283	$0	$(2,456)	$0	$(2,456)
	Receive	BCOMTR1 Index †	3,208,790	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	251,626	0	(840)	0	(840)
	Pay	SPGCINP Index †	1	(0.050)	Monthly	08/15/2018	926	0	40	40	0
CBK	Receive	BCOMTR Index †	3,930,282	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	709,114	0	(2,279)	0	(2,279)
	Receive	CIXBSTR3 Index †	2,617,494	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	513,512	0	(1,636)	0	(1,636)
	Receive	CIXBXMB2 Index †	450,050	0.170	Monthly	08/15/2018	48,306	0	(22)	0	(22)
	Receive	CIXBXMB3 Index †	419,379	0.170	Monthly	08/15/2018	48,999	0	(93)	0	(93)
CIB	Receive	BCOMSK2 Index †	202,946	0.200	Monthly	08/15/2018	31,865	0	318	318	0
	Receive	PIMCODB Index (8)†	640,378	0.000	Monthly	08/15/2018	80,767	0	250	250	0
FBF	Receive	BCOMSK3 Index †	207,661	0.180	Monthly	08/15/2018	30,354	0	(360)	0	(360)
	Receive	BCOMTR Index †	1,991,613	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	359,333	0	(1,194)	0	(1,194)
GST	Receive	BCOMF1T Index †	1,631,297	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	664,826	0	(2,515)	0	(2,515)
	Receive	BCOMTR Index †	2,190,673	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	447,438	0	(1,492)	0	(1,492)
	Receive	BCOMTR1 Index †	1,230,615	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	238,272	0	(796)	0	(796)
	Receive	BCOMTR2 Index †	1,376,768	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	250,477	0	(832)	0	(832)
	Pay	SPGCINP Index †	1	(0.050)	Monthly	08/15/2018	3,196	0	137	137	0
	Receive	CMDSKEWLS Index (9)†	503,735	0.250	Monthly	02/15/2019	83,055	0	1,177	1,177	0
JPM	Receive	JMABCTNE Index †	378,163	0.150	Monthly	08/15/2018	42,999	0	0	0	0
	Receive	JMABDEWE Index (10)†	113,133	0.300	Monthly	08/15/2018	116,147	0	1,719	1,719	0
	Receive	JMABNIC2 Index (11)†	342,066	0.170	Monthly	08/15/2018	156,615	0	254	254	0
	Receive	JMABFNJ1 Index †	37,947	0.350	Monthly	08/15/2018	3,940	0	97	97	0
	Pay	BCOMTR Index †	1	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	313,032	0	1,000	1,000	0
MAC	Receive	BCOMSK1 Index †	197,591	0.170	Monthly	08/15/2018	31,234	0	324	324	0
	Receive	BCOMSK4 Index †	197,515	0.170	Monthly	08/15/2018	27,189	0	(67)	0	(67)
	Receive	BCOMTR1 Index †	1,172,285	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	117,545	0	(392)	0	(392)
	Receive	BCOMTR2 Index †	2,831,719	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	271,011	0	(862)	0	(862)
	Receive	MQCP563E Index †	66,203	0.950	Monthly	08/15/2018	8,840	0	(40)	0	(40)
	Receive	PIMCODB Index †	12,522	0.000	Monthly	08/15/2018	11,546	0	36	36	0
MEI	Receive	BCOMTR Index †	1,388,766	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	250,566	0	(835)	0	(835)
	Receive	BCOMTR1 Index †	412,167	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	58,549	0	(195)	0	(195)
	Receive	BCOMTR2 Index †	2,887,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	387,288	0	(1,290)	0	(1,290)
MYC	Receive	BCOMTR Index †	1,328,772	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	239,741	0	(798)	0	(798)
	Receive	BCOMTR1 Index †	1,880,818	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	348,331	0	(1,164)	0	(1,164)
RBC	Receive	RBCAEC0T Index (12)†	1,140,832	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	70,027	0	(164)	0	(164)
	Receive	RBCAECP0 Index (13)†	1,125,534	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	67,338	0	(158)	0	(158)
	Receive	RBCAECR1 Index †	303,641	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	23,197	0	(86)	0	(86)
	Receive	RBCAECT0 Index †	4,230,828	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	254,915	0	(599)	0	(599)
SOG	Receive	BCOMTR Index †	219,228	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	39,554	0	(132)	0	(132)
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	217,808	0	(693)	0	(693)
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	6,315	0	(21)	0	(21)

								$0	$(16,659)	$5,352	$(22,011)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (7)†	3.063%	Maturity	07/27/2018	$1,029	$0	$20	$20	$0
	Pay	SPGCICP Index (7)†	4.666	Maturity	08/01/2018	910	0	18	18	0
GST	Pay	GOLDLNPM Index (7)†	7.023	Maturity	07/29/2020	16,068	0	789	789	0
	Receive	SPGCIAP Index (7)†	3.063	Maturity	08/01/2018	1,029	0	20	20	0
	Receive	SPGCICP Index (7)†	3.706	Maturity	08/01/2018	461	0	(3)	0	(3)
JPM	Receive	CBOT Corn December Futures (7)†	3.063	Maturity	11/23/2018	743	0	0	0	0
	Receive	GOLDLNPM Index (7)†	3.861	Maturity	07/29/2020	14,351	0	(314)	0	(314)
	Receive	GOLDLNPM Index (7)†	3.976	Maturity	07/29/2020	1,717	0	(39)	0	(39)
	Receive	SLVRLND Index (7)†	5.336	Maturity	10/31/2018	628	0	(18)	0	(18)
	Receive	SPGCICP Index (7)†	3.671	Maturity	08/01/2018	1,498	0	(10)	0	(10)
MAC	Receive	CBOT Soybean November Futures (7)†	4.306	Maturity	10/26/2018	1,711	0	(8)	0	(8)
MYC	Pay	GOLDLNPM Index (7)†	2.045	Maturity	10/25/2018	6,049	0	71	71	0
	Pay	GOLDLNPM Index (7)†	2.031	Maturity	10/31/2018	4,105	0	47	47	0
	Pay	GOLDLNPM Index (7)†	3.294	Maturity	07/17/2019	5,069	0	87	87	0
	Pay	GOLDLNPM Index (7)†	3.240	Maturity	07/26/2019	5,079	0	83	83	0
	Pay	GOLDLNPM Index (7)†	3.063	Maturity	10/08/2019	4,943	0	60	60	0
	Pay	GOLDLNPM Index (7)†	1.960	Maturity	05/12/2020	2,893	0	6	6	0
	Receive	SLVRLND Index (7)†	5.359	Maturity	10/25/2018	3,736	0	(108)	0	(108)
	Receive	SLVRLND Index (7)†	5.406	Maturity	10/31/2018	6,193	0	(180)	0	(180)
	Receive	SLVRLND Index (7)†	5.406	Maturity	11/06/2018	1,828	0	(52)	0	(52)
	Receive	SLVRLND Index (7)†	5.176	Maturity	12/03/2018	1,670	0	(41)	0	(41)
	Receive	SLVRLND Index (7)†	4.840	Maturity	12/19/2018	19,114	0	(391)	0	(391)
	Receive	SLVRLND Index (7)†	7.317	Maturity	07/17/2019	3,401	0	(98)	0	(98)
	Receive	SLVRLND Index (7)†	7.398	Maturity	07/26/2019	3,361	0	(97)	0	(97)
	Receive	SLVRLND Index (7)†	7.023	Maturity	10/08/2019	3,264	0	(67)	0	(67)
	Receive	SLVRLND Index (7)†	4.580	Maturity	05/12/2020	1,893	0	0	0	0
SOG	Receive	CBOT Soybean November Futures (7)†	2.756	Maturity	10/26/2018	1,566	0	(2)	0	(2)
	Receive	CBOT Soybean November Futures (7)†	2.789	Maturity	10/26/2018	2,395	0	(6)	0	(6)
	Receive	CBOT Soybean November Futures (7)†	2.822	Maturity	10/26/2018	1,637	0	(6)	0	(6)
	Pay	GOLDLNPM Index (7)†	1.782	Maturity	06/08/2020	2,434	0	(1)	0	(1)
	Receive	SLVRLND Index (7)†	4.410	Maturity	06/08/2020	1,548	0	5	5	0
	Pay	SPGCIAP Index (7)†	3.610	Maturity	07/27/2018	428	0	(16)	0	(16)
	Pay	SPGCIAP Index (7)†	3.610	Maturity	08/01/2018	428	0	(16)	0	(16)
	Receive	SPGCICP Index (7)†	4.000	Maturity	07/26/2019	900	0	(4)	0	(4)

							$0	$(271)	$1,206	$(1,477)

Total Swap Agreements							$(1,885)	$(21,118)	$7,617	$(30,620)

(n)

Securities with an aggregate market value of $72,967 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)	Variance Swap
(8)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum November 2018 Futures	3.1%	$2,527
Aluminum September 2018 Futures	0.8	659
Arabica Coffee September 2018 Futures	0.3	266
Brent Crude January 2019 Futures	5.1	4,103
Brent Crude September 2018 Futures	1.8	1,483
Cocoa September 2018 Futures	0.8	621
Copper September 2018 Futures	1.1	874
Corn September 2018 Futures	1.8	1,491
Cotton No. 02 December 2018 Futures	3.4	2,721
Gas Oil November 2018 Futures	3.3	2,666
Gas Oil September 2018 Futures	2.3	1,828
Gold 100 oz. August 2018 Futures	0.9	703
Hard Red Winter Wheat September 2018 Futures	1.0	827
Lean Hogs December 2018 Futures	3.0	2,390
Live Cattle August 2018 Futures	2.0	1,594
New York Harbor ULSD November 2018 Futures	0.9	740
New York Harbor ULSD September 2018 Futures	1.8	1,476
NYMEX - Natural Gas November 2018 Futures	8.3	6,677
NYMEX - Natural Gas September 2018 Futures	14.7	11,861
Platinum October 2018 Futures	1.1	923
RBOB Gasoline November 2018 Futures	4.1	3,328
RBOB Gasoline September 2018 Futures	4.9	3,959
Silver September 2018 Futures	1.2	934
Soybean Meal December 2018 Futures	1.1	881
Soybeans November 2018 Futures	0.7	587
Sugar No. 11 October 2018 Futures	4.6	3,682
Wheat September 2018 Futures	1.9	1,504
WTI Crude November 2018 Futures	4.8	3,907
WTI Crude September 2018 Futures	1.9	1,567
Zinc November 2018 Futures	3.2	2,592
Zinc September 2018 Futures	1.1	894

Total Long Futures Contracts		$70,265

CASH	13.0%	$10,502

Total Notional Amount		$80,767

(9)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Corn September 2018 Futures	7.3%	$6,044	Aluminum August 2018 Futures	(22.0)%	$(18,293)
NYMEX - Natural Gas August 2018 Futures	54.0	44,854	Brent Crude September 2018 Futures	(3.6)	(2,999)
RBOB Gasoline August 2018 Futures	13.8	11,434	Copper September 2018 Futures	(11.3)	(9,376)
Sugar No. 11 October 2018 Futures	14.6	12,160	Cotton No. 02 December 2018 Futures	(11.0)	(9,095)
WTI Crude August 2018 Futures	4.5	3,756	Lean Hogs August 2018 Futures	(3.8)	(3,123)
			Live Cattle August 2018 Futures	(15.0)	(12,419)
			New York Harbor ULSD August 2018 Futures	(1.6)	(1,325)
			Nickel August 2018 Futures	(5.6)	(4,688)
			Wheat September 2018 Futures	(14.7)	(12,248)
			Zinc August 2018 Futures	(4.5)	(3,761)

Total Long Futures Contracts		$78,248	Total Short Futures Contracts		$(77,327)

CASH	98.9%	$82,134

		$160,382

Total Notional Amount					$83,055

(10)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	31.6%	$36,759	Aluminum May Futures	(6.9)%	$(8,071)
HKEX - Lead Mini August 2018 Futures	7.0	8,158	Arabica Coffee May Futures	(3.6)	(4,241)
Nickel August 2018 Futures	7.1	8,220	Cocoa May Futures	(3.8)	(4,383)
RBOB Gasoline August 2018 Futures	13.8	16,073	Corn May Futures	(17.8)	(20,695)
Soybean Meal December 2018 Futures	17.5	20,306	ICE - Natural Gas May Futures	(6.5)	(7,544)
Soybeans November 2018 Futures	24.1	27,972	Lean Hogs June Futures	(3.7)	(4,317)
			New York Harbor ULSD May Futures	(27.5)	(31,906)
			NYMEX - Natural Gas May Futures	(6.5)	(7,533)
			Wheat May Futures	(18.2)	(21,141)
			Zinc May Futures	(6.9)	(8,038)

Total Long Futures Contracts		$117,488	Total Short Futures Contracts		$(117,869)

CASH	100.3%	$116,528

		$234,016

Total Notional Amount					$116,147

(11)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude November 2018 Futures	18.6%	$29,085
Copper December 2018 Futures	9.0	14,010
Gold 100 oz. December 2018 Futures	12.2	19,152
Lean Hogs October 2018 Futures	1.1	1,794
Live Cattle October 2018 Futures	2.1	3,276
New York Harbor ULSD November 2018 Futures	7.3	11,420
Nickel November 2018 Futures	9.6	14,997
RBOB Gasoline November 2018 Futures	11.0	17,237
Silver December 2018 Futures	3.7	5,779
Soybean Meal December 2018 Futures	7.2	11,303
Soybeans November 2018 Futures	16.4	25,701
Sugar No. 11 October 2018 Futures	1.8	2,861

Total Long Futures Contracts		$156,615

Total Notional Amount		$156,615

(12)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum September 2018 Futures	4.3%	$3,013
Arabica Coffee September 2018 Futures	2.3	1,611
Brent Crude September 2018 Futures	8.9	6,212
Copper September 2018 Futures	6.5	4,538
Corn September 2018 Futures	6.2	4,334
Cotton No. 02 December 2018 Futures	1.6	1,080
Gold 100 oz. August 2018 Futures	11.2	7,823
Hard Red Winter Wheat September 2018 Futures	1.4	1,006
Lean Hogs August 2018 Futures	2.2	1,534
Live Cattle August 2018 Futures	3.8	2,663
New York Harbor ULSD September 2018 Futures	3.9	2,744
Nickel September 2018 Futures	3.2	2,268
NYMEX - Natural Gas September 2018 Futures	8.3	5,846
RBOB Gasoline September 2018 Futures	4.4	3,053
Silver September 2018 Futures	3.4	2,376
Soybean Meal December 2018 Futures	3.1	2,147
Soybean Oil December 2018 Futures	2.4	1,671
Soybeans November 2018 Futures	5.3	3,729
Sugar No. 11 October 2018 Futures	2.8	1,983
Wheat September 2018 Futures	3.7	2,618
WTI Crude September 2018 Futures	8.5	5,961
Zinc September 2018 Futures	2.6	1,817

Total Long Futures Contracts		$70,027

Total Notional Amount		$70,027

(13)	The following table represents the individual positions within the total return swap as of June 30, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Aluminum September 2018 Futures	4.3%	$2,897
Arabica Coffee September 2018 Futures	2.3	1,549
Brent Crude September 2018 Futures	8.9	5,973
Copper September 2018 Futures	6.5	4,364
Corn September 2018 Futures	6.2	4,167
Cotton No. 02 December 2018 Futures	1.6	1,038
Gold 100 oz. August 2018 Futures	11.2	7,522
Hard Red Winter Wheat September 2018 Futures	1.4	967
Lean Hogs August 2018 Futures	2.2	1,475
Live Cattle August 2018 Futures	3.8	2,561
New York Harbor ULSD September 2018 Futures	3.9	2,639
Nickel September 2018 Futures	3.2	2,181
NYMEX - Natural Gas September 2018 Futures	8.3	5,622
RBOB Gasoline September 2018 Futures	4.4	2,936
Silver September 2018 Futures	3.4	2,285
Soybean Meal December 2018 Futures	3.1	2,065
Soybean Oil December 2018 Futures	2.4	1,607
Soybeans November 2018 Futures	5.3	3,586
Sugar No. 11 October 2018 Futures	2.8	1,907
Wheat September 2018 Futures	3.7	2,517
WTI Crude September 2018 Futures	8.5	5,732
Zinc September 2018 Futures	2.6	1,748

Total Long Futures Contracts		$67,338

Total Notional Amount		$67,338

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$499	$499
Corporate Bonds & Notes
Banking & Finance	0	203,450	0	203,450
Industrials	0	71,350	0	71,350
Utilities	0	78,000	0	78,000
U.S. Government Agencies	0	1,076,449	0	1,076,449
U.S. Treasury Obligations	0	6,920,783	0	6,920,783
Non-Agency Mortgage-Backed Securities	0	108,032	0	108,032
Asset-Backed Securities	0	267,896	0	267,896
Sovereign Issues	0	699,216	0	699,216
Short-Term Instruments
Commercial Paper	0	50,153	0	50,153
Repurchase Agreements	0	28,139	0	28,139
Argentina Treasury Bills	0	19,617	0	19,617
Greece Treasury Bills	0	46,266	0	46,266
Japan Treasury Bills	0	105,416	0	105,416
U.S. Treasury Bills	0	25,039	0	25,039
	$0	$9,699,806	$499	$9,700,305

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,690	$0	$0	$166,690

Total Investments	$166,690	$9,699,806	$499	$9,866,995

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(122,357)	$0	$(122,357)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,203	1,589	0	9,792
Over the counter	0	62,189	0	62,189
	$8,203	$63,778	$0	$71,981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,697)	(1,994)	0	(10,691)
Over the counter	0	(49,323)	0	(49,323)

	$(8,697)	$(51,317)	$0	$(60,014)

Total Financial Derivative Instruments	$(494)	$12,461	$0	$11,967

Totals	$166,196	$9,589,910	$499	$9,756,605

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Opportunities Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.9%
Altice Financing S.A.
5.098% (LIBOR03M + 2.750%) due 01/31/2026 ~		$3,483	$3,439
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(j)		1,737	1,733
Caesars Entertainment Operating Co.
4.094% (LIBOR03M + 2.000%) due 10/06/2024 ~		1,592	1,582
Community Health Systems, Inc.
5.307% (LIBOR03M + 3.000%) due 12/31/2019 ~		98	97
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~		683	668
Freedom Mortgage Corp.
6.841% (LIBOR03M + 4.750%) due 02/23/2022 ~		877	884
Numericable Group S.A.
5.348% (LIBOR03M + 3.000%) due 01/31/2026 ~		2,090	2,060
Wand Merger Corp.
TBD% due 04/27/2019		2,200	2,186

Total Loan Participations and Assignments (Cost $12,695)			12,649

CORPORATE BONDS & NOTES 49.6%
BANKING & FINANCE 19.7%
Ally Financial, Inc.
3.500% due 01/27/2019		500	500
8.000% due 11/01/2031		200	239
Alpha Star Holding Ltd.
4.970% due 04/09/2019		1,875	1,879
Ambac LSNI LLC
7.337% due 02/12/2023 •		3,100	3,150
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		200	200
Banco BTG Pactual S.A.
5.500% due 01/31/2023		2,640	2,462
Bank of America Corp.
5.875% due 03/15/2028 •(h)		3,500	3,426
Barclays Bank PLC
7.625% due 11/21/2022 (i)		2,100	2,265
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,723	3,742
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,700	1,806
7.875% due 10/15/2019		600	628
CIT Group, Inc.
3.875% due 02/19/2019		50	50
Credit Agricole S.A.
7.500% due 06/23/2026 •(h)(i)	GBP	200	284
Deutsche Bank AG
4.250% due 10/14/2021		$200	197
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	194	212
Equinix, Inc.
2.875% due 03/15/2024		2,600	2,984
2.875% due 02/01/2026		1,400	1,548
ESH Hospitality, Inc.
5.250% due 05/01/2025		$2,350	2,274
Exeter Finance Corp.
9.750% due 05/20/2019 «		4,200	4,192
FBM Finance, Inc.
8.250% due 08/15/2021		2,150	2,249
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		1,000	1,048
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		1,975	2,027
Freedom Mortgage Corp.
8.125% due 11/15/2024		3,245	3,156
8.250% due 04/15/2025		400	395
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		400	407
Howard Hughes Corp.
5.375% due 03/15/2025		2,425	2,386
HSBC Holdings PLC
5.250% due 09/16/2022 •(h)(i)	EUR	1,100	1,353
Jefferies Finance LLC
7.375% due 04/01/2020		$3,040	3,070
7.500% due 04/15/2021		1,250	1,275

Kennedy-Wilson, Inc.
5.875% due 04/01/2024	2,525	2,462
Nationstar Mortgage LLC
6.500% due 07/01/2021	1,100	1,100
Navient Corp.
4.875% due 06/17/2019	1,200	1,207
6.500% due 06/15/2022	350	359
6.625% due 07/26/2021	3,425	3,527
8.000% due 03/25/2020	600	634
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	963	930
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	1,900	1,950
Oxford Finance LLC
6.375% due 12/15/2022	875	890
Pinnacol Assurance
8.625% due 06/25/2034 «(j)	3,000	3,114
Quicken Loans, Inc.
5.250% due 01/15/2028	3,600	3,334
5.750% due 05/01/2025	500	492
Rio Oil Finance Trust
8.200% due 04/06/2028	2,100	2,132
9.250% due 07/06/2024	1,260	1,355
Springleaf Finance Corp.
5.250% due 12/15/2019	200	203
5.625% due 03/15/2023	300	299
6.000% due 06/01/2020	1,500	1,545
6.125% due 05/15/2022	200	205
8.250% due 12/15/2020	1,000	1,082
Starwood Property Trust, Inc.
4.750% due 03/15/2025	1,025	987
Stearns Holdings LLC
9.375% due 08/15/2020	4,350	4,372
VICI Properties LLC
8.000% due 10/15/2023	90	101
Wand Merger Corp.
8.125% due 07/15/2023 (a)	1,200	1,219
Washington Prime Group LP
5.950% due 08/15/2024	2,975	2,870
Yingde Gases Investment Ltd.
6.250% due 01/19/2023	1,300	1,230

		87,003

INDUSTRIALS 25.3%
Altice France S.A.
7.375% due 05/01/2026	450	442
Altice Luxembourg S.A.
7.750% due 05/15/2022	900	874
Associated Materials LLC
9.000% due 01/01/2024	4,375	4,605
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026	100	101
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	1,200	1,116
BMC Software Finance, Inc.
8.125% due 07/15/2021	1,850	1,894
Brand Industrial Services, Inc.
8.500% due 07/15/2025	1,650	1,677
Centene Escrow Corp.
5.375% due 06/01/2026	500	508
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	3,300	3,444
CNX Midstream Partners LP
6.500% due 03/15/2026	1,100	1,072
Community Health Systems, Inc.
5.125% due 08/01/2021	725	674
6.250% due 03/31/2023	500	460
8.625% due 01/15/2024 (a)	1,100	1,106
Core & Main LP
6.125% due 08/15/2025	1,200	1,143
Covey Park Energy LLC
7.500% due 05/15/2025	1,475	1,512
CPG Merger Sub LLC
8.000% due 10/01/2021	2,940	2,984
DAE Funding LLC
4.500% due 08/01/2022	1,825	1,775
5.000% due 08/01/2024	1,700	1,637
Dell International LLC
6.020% due 06/15/2026	2,450	2,580
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,575	1,646
10.750% due 09/01/2024	600	646
Diamondback Energy, Inc.
5.375% due 05/31/2025	300	300

DISH DBS Corp.
7.875% due 09/01/2019		2,350	2,444
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,850	1,878
GLP Capital LP
5.250% due 06/01/2025		1,350	1,357
Health and Happiness International Holdings Ltd.
7.250% due 06/21/2021		2,200	2,204
Hidrovias International Finance SARL
5.950% due 01/24/2025		1,700	1,532
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		3,250	3,254
Jeld-Wen, Inc.
4.625% due 12/15/2025		2,175	2,077
4.875% due 12/15/2027		1,550	1,445
Kinetic Concepts, Inc.
12.500% due 11/01/2021		2,100	2,331
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		3,200	3,184
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,225	1,109
Matterhorn Merger Sub LLC
8.500% due 06/01/2026		700	677
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		5,040	4,774
Metinvest BV
7.750% due 04/23/2023		1,600	1,505
MGM Resorts International
4.625% due 09/01/2026		6,500	6,045
6.000% due 03/15/2023		1,500	1,549
Mueller Water Products, Inc.
5.500% due 06/15/2026		500	505
Olin Corp.
5.000% due 02/01/2030		600	569
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		900	900
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		2,800	2,666
5.500% due 02/15/2024		2,250	2,227
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)(l)		1,616	683
Radiate Holdco LLC
6.875% due 02/15/2023		2,900	2,798
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		1,875	1,982
Sanchez Energy Corp.
7.250% due 02/15/2023		850	845
7.750% due 06/15/2021		1,800	1,543
Sigma Holdco BV
7.875% due 05/15/2026		1,100	1,037
Six Flags Entertainment Corp.
5.500% due 04/15/2027		1,700	1,655
Standard Industries, Inc.
4.750% due 01/15/2028		1,900	1,753
Stars Group Holdings BV
7.000% due 07/15/2026 (a)		2,250	2,278
Studio City Co. Ltd.
7.250% due 11/30/2021		1,400	1,449
Tenet Healthcare Corp.
8.125% due 04/01/2022		1,750	1,833
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		125	120
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021		600	575
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		1,400	1,299
2.800% due 07/21/2023		2,000	1,729
3.250% due 04/15/2022	EUR	600	713
Transocean Guardian Ltd.
5.875% due 01/15/2024 (a)		$2,300	2,288
Univision Communications, Inc.
5.125% due 02/15/2025		1,325	1,227
Viking Cruises Ltd.
5.875% due 09/15/2027		1,900	1,800
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	800	1,043
Wind Tre SpA
2.750% due 01/20/2024 •	EUR	950	926
Wynn Macau Ltd.
5.500% due 10/01/2027		$5,680	5,439

			111,443

UTILITIES 4.6%
Antero Midstream Partners LP
5.375% due 09/15/2024		2,350	2,379

AT&T, Inc.
2.975% due 06/01/2021 ~	3,300	3,315
Blue Racer Midstream LLC
6.625% due 07/15/2026	1,750	1,736
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	400	392
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	4,686	4,253
Petrobras Global Finance BV
5.299% due 01/27/2025	231	214
5.999% due 01/27/2028	350	317
Sprint Capital Corp.
6.900% due 05/01/2019	1,800	1,841
Sprint Communications, Inc.
9.000% due 11/15/2018 (l)	223	228
Sprint Corp.
7.250% due 09/15/2021	3,272	3,411
Targa Resources Partners LP
5.000% due 01/15/2028	2,225	2,075
Vistra Energy Corp.
8.034% due 02/02/2024	34	36

		20,197

Total Corporate Bonds & Notes (Cost $221,599)		218,643

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024	258	442

Total Convertible Bonds & Notes (Cost $482)		442

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	235	235

Total Municipal Bonds & Notes (Cost $218)		235

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac
5.992% due 11/25/2055 «~	389	235

Total U.S. Government Agencies (Cost $241)		235

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Notes
1.750% due 06/30/2022 (n)(p)	9,400	9,063
1.875% due 07/31/2022 (l)	48,100	46,560
2.125% due 12/31/2022	4,000	3,899

Total U.S. Treasury Obligations (Cost $61,043)		59,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.217% (US0006M + 1.750%) due 11/25/2045 ^•	70	54
Banc of America Alternative Loan Trust
12.340% (- 2.2*US0001M + 16.940%) due 09/25/2035 ^•	856	961
Banc of America Funding Trust
3.661% due 09/20/2047 ^~	906	820
7.000% due 10/25/2037 ^	273	209
BCAP LLC Trust
2.311% (US0001M + 0.220%) due 05/25/2047 ^•	346	320
2.460% (US0001M + 0.500%) due 05/26/2035 •	23	23
Bear Stearns ALT-A Trust
3.267% due 04/25/2037 ~	565	462
Bear Stearns Asset-Backed Securities Trust
2.441% (US0001M + 0.350%) due 12/25/2035 ^•	544	380
Chase Mortgage Finance Trust
3.779% due 09/25/2036 ^~	178	169
Citigroup Mortgage Loan Trust
6.000% due 11/25/2036	88	91
Countrywide Alternative Loan Trust
2.274% (US0001M + 0.190%) due 09/20/2046 •	385	323
2.281% (US0001M + 0.190%) due 07/25/2046 ^•	268	225
2.281% (US0001M + 0.190%) due 09/25/2046 ^•	714	655
2.391% (US0001M + 0.300%) due 06/25/2035 ^•	629	514
2.401% (US0001M + 0.310%) due 11/25/2035 •	199	192
2.491% (US0001M + 0.400%) due 04/25/2035 ^•	553	489
3.391% (US0001M + 1.300%) due 10/25/2035 ^•	323	294
5.750% due 07/25/2035 ^	178	161
6.000% (US0001M + 1.000%) due 08/25/2036 ^•	414	372

6.000% due 05/25/2037 ^	1,019	761
Countrywide Home Loan Mortgage Pass-Through Trust
3.473% due 09/25/2037 ^~	722	696
5.750% due 07/25/2037 ^	201	185
6.000% due 10/25/2034	13	13
Credit Suisse Mortgage Capital Certificates
3.151% due 12/29/2037 ~	7,044	5,874
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	975	817
Deutsche ALT-A Securities, Inc.
2.191% (US0001M + 0.100%) due 08/25/2037 ^•	943	817
2.241% (US0001M + 0.150%) due 02/25/2047 •	3,222	2,671
First Horizon Alternative Mortgage Securities Trust
3.324% due 08/25/2035 ^~	215	195
6.000% due 05/25/2036 ^	11	9
Impac Secured Assets Trust
2.241% (US0001M + 0.150%) due 11/25/2036 •	1,328	1,192
IndyMac Mortgage Loan Trust
2.341% (LIBOR01M + 0.250%) due 02/25/2037 •	472	335
3.504% due 11/25/2035 ^~	521	483
3.786% due 05/25/2037 ^~	245	217
6.250% due 11/25/2037 ^	359	287
JPMorgan Alternative Loan Trust
3.381% due 11/25/2036 ^~	410	426
MASTR Adjustable Rate Mortgages Trust
5.037% due 11/25/2034 ~	335	337
Merrill Lynch Alternative Note Asset Trust
2.201% (US0001M + 0.110%) due 03/25/2037 •	2,449	1,068
Morgan Stanley Mortgage Loan Trust
3.479% due 11/25/2037 ~×	514	480
Residential Accredit Loans, Inc. Trust
2.441% (US0001M + 0.350%) due 08/25/2035 ^•	967	859
4.330% due 07/25/2035 ~	62	59
4.630% due 09/25/2035 ^~	40	37
4.648% due 12/26/2034 ^	515	410
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^~	36	34
Structured Asset Securities Corp. Trust
2.441% (US0001M + 0.350%) due 02/25/2035 •	156	153
WaMu Mortgage Pass-Through Certificates Trust
2.047% due 07/25/2047 ^•	117	96
3.097% due 12/25/2036 ^	227	217

Total Non-Agency Mortgage-Backed Securities (Cost $22,006)		25,442

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp. Home Equity Loan Trust
2.641% (US0001M + 0.550%) due 12/25/2045 ^•	940	689
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.321% (US0001M + 0.230%) due 01/25/2036 •	617	579
Asset-Backed Funding Certificates Trust
3.010% (US0001M + 1.050%) due 03/25/2034 ^•	1,165	1,090
3.091% (US0001M + 1.000%) due 06/25/2037 •	482	424
Bear Stearns Asset-Backed Securities Trust
2.431% (US0001M + 0.340%) due 05/25/2036 ^•	1,355	1,582
3.891% (US0001M + 1.800%) due 07/25/2034 •	756	736
Citigroup Mortgage Loan Trust
2.251% (US0001M + 0.160%) due 12/25/2036 •	1,455	963
Countrywide Asset-Backed Certificates
4.491% (US0001M + 2.400%) due 01/25/2034 ^•	500	415
Credit-Based Asset Servicing & Securitization LLC
2.661% (LIBOR01M + 0.570%) due 07/25/2036 •	955	951
GSAMP Trust
2.211% (US0001M + 0.120%) due 12/25/2036 •	567	305
2.321% (US0001M + 0.230%) due 12/25/2046 •	521	340
HSI Asset Securitization Corp. Trust
2.481% (US0001M + 0.390%) due 11/25/2035 •	1,600	1,538
Long Beach Mortgage Loan Trust
4.866% (US0001M + 2.775%) due 07/25/2033 •	590	592
MASTR Asset-Backed Securities Trust
2.201% (US0001M + 0.110%) due 08/25/2036 •	666	372
2.241% (US0001M + 0.150%) due 08/25/2036 •	1,508	846
Morgan Stanley ABS Capital, Inc. Trust
2.221% (US0001M + 0.130%) due 01/25/2037 •	4,404	2,384
2.241% (US0001M + 0.150%) due 06/25/2036 •	476	411
2.241% (US0001M + 0.150%) due 10/25/2036 •	2,286	1,501
2.241% (US0001M + 0.150%) due 12/25/2036 •	133	85
2.321% (US0001M + 0.230%) due 09/25/2036 •	955	591
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,389	769
New Century Home Equity Loan Trust
5.091% (US0001M + 3.000%) due 01/25/2033 ^•	137	129
People’s Financial Realty Mortgage Securities Trust
2.231% (US0001M + 0.140%) due 09/25/2036 •	4,180	1,766
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^×	2,099	1,007

Residential Asset Mortgage Products Trust
2.321% (LIBOR01M + 0.230%) due 12/25/2035 •		1,634	1,396
Residential Asset Securities Corp. Trust
2.971% (US0001M + 0.880%) due 08/25/2034 •		413	342
Securitized Asset-Backed Receivables LLC Trust
2.341% (US0001M + 0.250%) due 03/25/2036 •		1,638	1,224
2.341% (US0001M + 0.250%) due 05/25/2036 •		1,071	707
SG Mortgage Securities Trust
2.271% (US0001M + 0.180%) due 02/25/2036 •		1,384	930
Structured Asset Investment Loan Trust
3.216% (US0001M + 1.125%) due 01/25/2035 •		1,024	743
3.471% (US0001M + 1.380%) due 04/25/2033 •		35	35
3.666% (US0001M + 1.575%) due 01/25/2035 •		1,102	514
3.816% (US0001M + 1.725%) due 01/25/2035 ^•		1,019	88

Total Asset-Backed Securities (Cost $22,869)			26,044

SOVEREIGN ISSUES 0.6%
Argentina Government International Bond
5.875% due 01/11/2028		2,500	2,039
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,708	149
40.000% due 06/21/2020 ~		18,072	651

Total Sovereign Issues (Cost $3,588)			2,839

	SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.2%
Caesars Entertainment Corp. (d)(l)		72,055	771

Total Common Stocks (Cost $912)			771

WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		34,977	43

Total Warrants (Cost $92)			43

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
VICI Properties, Inc. (j)		31,049	641

Total Real Estate Investment Trusts (Cost $502)			641

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (k) 0.4%			1,914

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
12.004% due 12/13/2018 (g)	NGN	37,575	98
13.940% due 09/06/2018 (g)		23,000	62
15.190% due 08/23/2018 (g)		30,000	82
15.298% due 08/09/2018 (g)		36,000	98
15.302% due 09/06/2018 (g)		41,000	111
15.696% due 11/08/2018 (g)		6,000	16
15.703% due 10/25/2018 (g)		28,000	74
19.005% due 08/09/2018 (g)		18,000	49

			590

ARGENTINA TREASURY BILLS 0.3%
12.140% due 09/14/2018 (e)(f)	ARS	35,000	1,196

NIGERIA TREASURY BILLS 0.2%
15.126% due 07/19/2018 - 12/06/2018 (e)	NGN	437,300	1,170

Total Short-Term Instruments (Cost $5,461)		4,870

Total Investments in Securities (Cost $351,708)		352,376

	SHARES
INVESTMENTS IN AFFILIATES 18.6%
SHORT-TERM INSTRUMENTS 18.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.6%
PIMCO Short-Term Floating NAV Portfolio III	8,300,080	82,055

Total Short-Term Instruments (Cost $82,044)		82,055

Total Investments in Affiliates (Cost $82,044)		82,055

Total Investments 98.5% (Cost $433,752)		$434,431
Financial Derivative Instruments (m)(o)(0.2)% (Cost or Premiums, net $(883))		(1,057)
Other Assets and Liabilities, net 1.7%		7,664

Net Assets 100.0%		$441,038

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,737	$1,733	0.39%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,114	0.71
VICI Properties, Inc.			03/13/2017 - 11/06/2017	502	641	0.15

				$5,239	$5,488	1.25%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,914	U.S. Treasury Notes 2.000% due 02/15/2022	$(1,954)	$1,914	$1,914

Total Repurchase Agreements						$(1,954)	$1,914	$1,914

(l)

Securities with an aggregate market value of $1,470 have been pledged as collateral as of June 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $ (1,723) at a weighted average interest rate of 1.029%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - EUREX EURO STOXX 50	3,600.000	12/20/2019	125	1,250	$372	$149

Total Purchased Options					$372	$149

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$117.500	07/27/2018	26	$26	$(5)	$0
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	26	26	(6)	(9)

					$(11)	$(9)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50	2,300.000	12/20/2019	125	1,250	$(413)	$(58)

Total Written Options					$(424)	$(67)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Hang Seng China Enterprises Index July Futures	07/2018	12	HKD	831	$(6)	$13	$(3)
Mini MSCI Emerging Markets Index September Futures	09/2018	41		$2,180	(160)	38	0
U.S. Treasury 5-Year Note September Futures	09/2018	835		94,870	168	0	(19)
U.S. Treasury 10-Year Note September Futures	09/2018	571		68,627	564	0	0

					$566	$51	$(22)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2018	30		$(4,082)	$90	$0	$(3)
Euro STOXX 50 September Futures	09/2018	65	EUR	(2,574)	58	26	(31)
Euro-Bund 10-Year Bond September Futures	09/2018	18		(3,417)	(17)	0	(5)
U.S. Treasury 2-Year Note September Futures	09/2018	389		$(82,401)	30	12	0

					$161	$38	$(39)

Total Futures Contracts					$727	$89	$(61)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Vodafone Group PLC	(1.000)%	Quarterly	06/20/2022	0.645%	EUR	2,650	$(20)	$(25)	$(45)	$0	$(3)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.191%	EUR	300	$(1)	$0	$(1)	$0	$0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	5.548		$2,300	132	(175)	(43)	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	3.189		1,300	(151)	187	36	0	(2)

							$(20)	$12	$(8)	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	$ 9,600	$(297)	$115	$(182)	$0	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$26,100	$1,755	$(189)	$1,566	$13	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	63,700	$4	$(150)	$(146)	$4	$0
Pay	1-Year BRL-CDI	8.033	Maturity	01/04/2021		38,100	0	(209)	(209)	12	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		$64,500	(297)	959	662	1	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023		1,100	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		46,500	(616)	4,726	4,110	36	0
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	37,900	(5)	(63)	(68)	6	0
Pay (6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		43,600	2	(131)	(129)	12	0
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	4,200	(59)	(97)	(156)	0	(7)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	8,700	6	81	87	0	(5)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		4,500	(237)	56	(181)	0	(7)
Pay (6)	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	1,195,300	8	(203)	(195)	0	(40)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	1,100	1	0	1	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		500,000	(12)	(10)	(22)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		455,400	5	(17)	(12)	0	(2)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		50,000	(2)	(3)	(5)	0	0
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	5.630	Lunar	07/07/2021	MXN	100,300	(312)	(15)	(327)	13	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		3,900	10	(22)	(12)	1	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		21,100	0	(8)	(8)	5	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		64,300	0	(34)	(34)	15	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/18/2023		45,100	(2)	(30)	(32)	11	0
Pay	28-Day MXN-TIIE	7.545	Lunar	04/18/2023		32,000	0	(22)	(22)	8	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/21/2023		1,400	0	(1)	(1)	0	0

							$(1,507)	$4,804	$3,297	$124	$(61)

Total Swap Agreements							$(89)	$4,717	$4,628	$137	$(71)

(n)	Securities with an aggregate market value of $6,712 and cash of $2,585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	BRL	9,725		$2,522	$13	$0
	07/2018		$2,572	BRL	9,725	0	(63)
	08/2018	BRL	9,725		$2,565	64	0
	08/2018	MXN	9,079		462	8	0
	08/2018	ZAR	1,141		91	8	0
	09/2018	SGD	6,410		4,827	115	0
	01/2019		$778	EGP	14,572	0	(12)
BPS	07/2018	ARS	22,968		$837	43	0
	07/2018	BRL	2,185		576	13	0
	07/2018	EUR	10,512		12,192	0	(84)
	07/2018		$1,622	ARS	45,936	2	(43)
	07/2018		567	BRL	2,185	0	(3)
	08/2018	HUF	24,909		$96	7	0
	08/2018	ZAR	2,880		226	17	0
BRC	07/2018	ARS	33,483		1,255	114	0
CBK	07/2018		$317	EUR	268	0	(4)
	07/2018		1,391	RUB	87,938	9	0
	08/2018	MXN	64,375		$3,140	3	(77)
	08/2018	RUB	62,688		971	0	(22)
	08/2018		$4,422	MXN	86,509	0	(103)
	08/2018		2,912	TRY	12,891	0	(158)
	11/2018	NGN	5,685		$15	0	0
DUB	07/2018	ARS	22,968		792	0	(2)
	07/2018	BRL	10,586		2,801	69	0
	07/2018		$854	ARS	22,968	0	(61)
	07/2018		2,745	BRL	10,586	0	(14)
GLM	07/2018	COP	3,182,463		$1,137	52	0
	07/2018	EUR	139		165	2	0
	07/2018	GBP	1,192		1,590	16	0
	07/2018	JPY	15,900		145	2	0
	07/2018		$1,103	COP	3,177,088	0	(19)
	07/2018		1,165	EUR	997	0	0
	08/2018	HUF	35,041		$131	6	0
	08/2018	INR	46,143		666	0	(6)
	08/2018	ZAR	9,928		716	0	(5)
	09/2018	INR	29,754		427	0	(3)
HUS	07/2018	RUB	87,938		1,395	0	(4)
	07/2018	TRY	7,415		1,503	0	(99)
	08/2018		$101	MXN	2,065	2	0
	08/2018		3,226	RUB	202,782	4	(19)
	08/2018		945	ZAR	12,026	0	(72)
	10/2018	NGN	33,822		$90	0	(2)
JPM	07/2018	NZD	1,645		1,158	44	0
	08/2018	MXN	15,552		789	13	0
	08/2018	NGN	46,294		121	0	(6)
	10/2018		135,897		360	0	(11)
	11/2018		92,105		245	0	(5)
	12/2018		30,942		82	0	(2)
MSB	07/2018	BRL	3,046		790	4	0
	07/2018		$829	BRL	3,046	0	(43)
NGF	10/2018		730	MXN	14,379	0	(16)
SCX	07/2018	NGN	16,816		$44	0	(3)
	07/2018		$1,132	NZD	1,642	0	(20)
	08/2018	NGN	33,727		$90	0	(3)
	09/2018	KRW	402,106		374	12	0
	09/2018	NGN	87,247		231	0	(8)
	09/2018		$928	INR	63,058	0	(17)
	10/2018	NGN	42,689		$113	0	(4)
	11/2018		5,753		15	0	0
	01/2019		$490	EGP	9,158	0	(9)
SOG	09/2018	ARS	2,990		$101	6	0
	09/2018		$178	HKD	1,394	0	0
SSB	07/2018		10,926	EUR	9,386	35	0
	08/2018	EUR	9,386		$10,950	0	(34)
UAG	07/2018		$1,576	GBP	1,192	0	(3)
	08/2018	GBP	1,192		$1,578	3	0
	08/2018	ZAR	1,507		114	4	0

Total Forward Foreign Currency Contracts						$690	$(1,059)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$8,000	$19	$7
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	9,450	69	58
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	1,200	58	78
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	600	28	39
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	26,100	64	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	6,700	14	1
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	1,800	83	120
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	600	29	39

							$364	$344

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50	3,631.000	12/20/2019	EUR	262	$913	$280

Total Purchased Options						$1,277	$624

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018		$1,900	$(2)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		3,300	(4)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	08/15/2018		400	(1)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018		1,300	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		2,100	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018		1,700	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		2,700	(3)	(3)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.000	08/15/2018	EUR	2,600	(5)	(2)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$500	(1)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	2,700	(6)	(7)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$1,700	(2)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		800	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		3,400	(4)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		900	(1)	(1)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	09/19/2018	EUR	2,600	(7)	(10)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018		2,600	(5)	(7)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		$1,300	(2)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,100	(2)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	1,100	(2)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$1,800	(2)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	1,000	(2)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		$500	0	0
MEI	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	3,100	(6)	(8)

							$(63)	$(51)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	3.700	07/12/2018	$4,126	$(37)	$(195)
CBK	Call - OTC USD versus MXN	MXN	20.500	07/09/2018	1,986	(20)	(9)
	Call - OTC USD versus MXN		20.650	08/09/2018	2,048	(26)	(20)
	Call - OTC USD versus MXN		20.300	10/03/2018	2,247	(49)	(61)

						$(132)	$(285)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$5,300	$(58)	$(111)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	2,600	(28)	(54)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	1,600	(19)	(7)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	900	(69)	(67)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	1,800	(17)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	1,800	(23)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	1,800	(23)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	1,400	(14)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	7,900	(83)	(165)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,600	(28)	(55)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	2,000	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	2,000	(2)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	2,100	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	2,100	(3)	0

							$(372)	$(464)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50	2,300.000	12/20/2019	EUR	262	$(913)	$(122)

Total Written Options						$(1,480)	$(922)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2023	3.486%	$2,200	$(225)	$(10)	$0	$(235)
HUS	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	3.486	2,000	(224)	11	0	(213)

							$(449)	$1	$0	$(448)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.BBB-.7 Index	3.000%	Monthly	01/17/2047	$900	$(90)	$27	$0	$(63)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Pay	6-Month CLP-CHILIBOR	3.280%	Semi-Annual	11/14/2021	CLP	3,192,000	$0	$(47)	$0	$(47)
GLM	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		535,900	0	(8)	0	(8)

								$0	$(55)	$0	$(55)

Total Swap Agreements								$(539)	$(27)	$0	$(566)

(p)

Securities with an aggregate market value of $1,275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,916	$1,733	$12,649
Corporate Bonds & Notes
Banking & Finance	0	79,697	7,306	87,003
Industrials	0	111,443	0	111,443
Utilities	0	20,197	0	20,197
Convertible Bonds & Notes
Industrials	0	442	0	442
Municipal Bonds & Notes
New York	0	235	0	235
U.S. Government Agencies	0	0	235	235
U.S. Treasury Obligations	0	59,522	0	59,522
Non-Agency Mortgage-Backed Securities	0	25,442	0	25,442
Asset-Backed Securities	0	26,044	0	26,044
Sovereign Issues	0	2,839	0	2,839
Common Stocks
Consumer Discretionary	771	0	0	771
Warrants
Utilities	43	0	0	43
Real Estate Investment Trusts
Real Estate	641	0	0	641
Short-Term Instruments
Repurchase Agreements	0	1,914	0	1,914
Short-Term Notes	0	590	0	590
Argentina Treasury Bills	0	1,196	0	1,196
Nigeria Treasury Bills	0	1,170	0	1,170
	$1,455	$341,647	$9,274	$352,376

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,055	$0	$0	$82,055

Total Investments	$83,510	$341,647	$9,274	$434,431

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	286	0	375
Over the counter	0	1,314	0	1,314
	$89	$1,600	$0	$1,689

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(138)	0	(199)
Over the counter	0	(2,547)	0	(2,547)

	$(61)	$(2,685)	$0	$(2,746)

Total Financial Derivative Instruments	$28	$(1,085)	$0	$(1,057)

Totals	$83,538	$340,562	$9,274	$433,374

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,889	$1,990	$(3,236)	$1	$(6)	$(21)	$0	$(884)	$1,733	$(17)
Corporate Bonds & Notes
Banking & Finance	7,360	0	0	10	0	(64)	0	0	7,306	(64)
U.S. Government Agencies	234	0	(1)	1	1	0	0	0	235	0

Totals	$11,483	$1,990	$(3,237)	$12	$(5)	$(85)	$0	$(884)	$9,274	$(81)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,733	Proxy Pricing	Base Price	100.000
Corporate Bonds & Notes
Banking & Finance	4,192	Reference Instrument	Spread Movement	24.000 bps
	3,114	Reference Instrument	OAS Spread	525.729 bps
U.S. Government Agencies	235	Proxy Pricing	Base Price	60.130

Total	$9,274

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES (¤) 94.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
Aleris International, Inc.
TBD% due 02/08/2023		$2,450	$2,433
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025 ~	EUR	734	853
Asurion, LLC
TBD% due 11/03/2023		$230	229
TBD% due 08/04/2025		80	80
Avaya, Inc.
6.323% (LIBOR03M + 4.250%) due 12/15/2024 ~		398	394
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020 ~		200	199
B.C. Unlimited Liability Co.
4.344% (LIBOR03M + 2.250%) due 02/16/2024 ~		99	98
Beacon Roofing Supply, Inc.
4.280% - 6.250% (LIBOR03M + 2.250%) due 01/02/2025 ~		100	100
Caesars Entertainment Operating Co.
4.094% (LIBOR03M + 2.000%) due 10/06/2024 ~		398	396
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024 ~		1,095	1,094
California Resources Corp.
6.838% (LIBOR03M + 4.750%) due 12/31/2022 ~		400	408
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~		2,985	2,928
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		5,879	5,880
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 ~		200	200
CityCenter Holdings LLC
4.344% (LIBOR03M + 2.250%) due 04/18/2024 ~		396	395
Community Health Systems, Inc.
5.307% (LIBOR03M + 3.000%) due 12/31/2019 ~		977	975
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~		1,809	1,769
Core & Main LP
5.211% - 5.300% (LIBOR03M + 3.000%) due 08/01/2024 ~		195	196
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~		100	100
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026 ~		200	200
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~		200	200
Diamond (BC) BV
5.097% (LIBOR03M + 3.000%) due 09/06/2024 ~		299	294
Diamond Resorts Corp.
TBD% - 6.084% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,478	1,441
Diaverum Holding SARL
3.250% (EUR003M + 3.250%) due 07/04/2024 ~	EUR	1,000	1,139
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024 «		$8,650	9,083
Energizer Holdings. Inc.
TBD% due 06/30/2025		200	201
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		5,000	4,965
Flying Fortress, Inc.
4.084% (LIBOR03M + 1.750%) due 10/30/2022 ~		100	100
Gardner Denver, Inc.
4.844% (LIBOR03M + 2.750%) due 07/30/2024 ~		4,590	4,603
Gates Global LLC
5.084% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,935	1,937
Global Medical Response, Inc.
6.335% (LIBOR03M + 4.250%) due 03/14/2025 ~		299	295
Golden Entertainment, Inc.
5.100% (LIBOR03M + 3.000%) due 10/20/2024 «~		398	399
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~		2,893	2,894
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	2,488	2,877
Intelsat Jackson Holdings S.A.
5.853% (LIBOR03M + 3.750%) due 11/27/2023 ~		$3,771	3,769
Kinetic Concepts, Inc.
5.584% (LIBOR03M + 3.250%) due 02/02/2024 ~		297	298
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	350	388

Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~		$3,190	3,172
Lightstone Generation LLC
5.844% (LIBOR03M + 3.750%) due 01/30/2024 ~		2,924	2,942
MA FinanceCo. LLC
4.844% (LIBOR03M + 2.750%) due 06/21/2024 ~		112	111
McAfee LLC
6.594% (LIBOR03M + 4.500%) due 09/30/2024 ~		298	300
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,000	4,004
Ministry of Finance and Economic Affairs
7.825% (LIBOR03M + 5.500%) due 12/10/2019 « ~		1,500	1,502
Multi Color Corp.
4.344% (LIBOR03M + 2.250%) due 10/31/2024 ~		100	100
Nielsen Finance LLC
4.046% (LIBOR03M + 2.000%) due 10/04/2023 ~		563	564
Parexel International Corp.
4.844% (LIBOR03M + 2.750%) due 09/27/2024 ~		357	356
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025 ~		440	440
Post Holdings, Inc.
4.100% (LIBOR03M + 2.000%) due 05/24/2024 ~		337	336
Rise Ltd.
4.750% due 02/15/2039 «~(k)		3,924	3,884
RPI Finance Trust
4.334% (LIBOR03M + 2.000%) due 03/27/2023 ~		526	526
Seattle Spinco, Inc.
4.844% (LIBOR03M + 2.750%) due 06/21/2024 ~		776	776
Sequa Mezzanine Holdings LLC
11.099% (LIBOR03M + 9.000%) due 04/28/2022 ~		100	102
Sprint Communications, Inc.
4.625% (LIBOR03M + 2.500%) due 02/02/2024 ~		14,418	14,359
State Of Qatar
TBD% due 12/21/2020 «		10,000	9,902
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,557
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	1,200	1,401
TerraForm Power Operating LLC
4.094% (LIBOR03M + 2.000%) due 11/08/2022 ~		$100	99
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023 ~		5,815	5,798
Tronox Blocked Borrower LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		30	30
Tronox Finance LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		69	70
Unitymedia Finance LLC
4.323% (LIBOR03M + 2.250%) due 09/30/2025 ~		7,100	7,066
4.323% (LIBOR03M + 2.250%) due 01/15/2026 ~		200	199
UPC Financing Partnership
4.573% (LIBOR03M + 2.500%) due 01/15/2026 ~		968	958
Valeant Pharmaceuticals International, Inc.
4.982% (LIBOR03M + 3.000%) due 06/02/2025 ~		2,376	2,371
VFH Parent LLC
5.558% (LIBOR03M + 3.250%) due 12/30/2021 ~		91	92
Wand Merger Corp.
TBD% due 04/27/2019		5,000	4,968

Total Loan Participations and Assignments (Cost $121,780)			121,795

CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 17.1%
ABN AMRO Bank NV
2.450% due 06/04/2020		200	197
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		300	300
AerCap Ireland Capital DAC
3.750% due 05/15/2019		2,740	2,757
4.625% due 10/30/2020		3,955	4,034
5.000% due 10/01/2021		1,300	1,340
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~		400	242
Air Lease Corp.
2.500% due 03/01/2021		30	29
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	123	153
Ally Financial, Inc.
3.250% due 11/05/2018		$700	701
3.500% due 01/27/2019		2,289	2,289
3.750% due 11/18/2019		580	581
4.125% due 03/30/2020		4,840	4,858
4.250% due 04/15/2021		100	100
4.750% due 09/10/2018		580	582
7.500% due 09/15/2020		100	107

8.000% due 12/31/2018		70	71
8.000% due 03/15/2020		100	107
8.000% due 11/01/2031		7,335	8,765
Ambac LSNI LLC
7.337% due 02/12/2023 •		2,267	2,304
American Homes 4 Rent LP
4.250% due 02/15/2028		790	758
American International Group, Inc.
5.750% due 04/01/2048 •		700	691
6.250% due 05/01/2036		5,600	6,401
American Tower Corp.
3.300% due 02/15/2021		100	100
Athene Holding Ltd.
4.125% due 01/12/2028		400	369
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		900	900
Axis Bank Ltd.
3.250% due 05/21/2020		300	296
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	400	487
8.875% due 04/14/2021 •(i)(j)		200	262
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$4,500	4,402
5.500% due 01/31/2023		500	466
Banco do Brasil S.A.
4.875% due 04/19/2023 (m)		5,500	5,272
9.000% due 06/18/2024 •(i)(j)		1,204	1,161
Bank of America Corp.
3.108% (US0003M + 0.790%) due 03/05/2024 ~		140	140
Banque PSA Finance S.A.
5.750% due 04/04/2021		1,447	1,523
Barclays Bank PLC
7.625% due 11/21/2022 (j)		18,617	20,076
14.000% due 06/15/2019 •(i)	GBP	5,400	7,891
Barclays PLC
2.375% due 10/06/2023 •		100	130
3.125% due 01/17/2024		3,100	4,100
3.250% due 02/12/2027		300	387
3.250% due 01/17/2033		900	1,089
6.500% due 09/15/2019 •(i)(j)	EUR	1,850	2,229
7.000% due 09/15/2019 •(i)(j)	GBP	400	540
8.000% due 12/15/2020 •(i)(j)	EUR	1,000	1,296
8.250% due 12/15/2018 •(i)(j)		$200	204
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,800	1,805
6.500% due 03/20/2021		10,460	10,512
BNP Paribas S.A.
3.375% due 01/09/2025		1,000	946
BOC Aviation Ltd.
2.375% due 09/15/2021		200	192
2.750% due 09/18/2022		1,600	1,522
BPCE S.A.
12.500% due 09/30/2019 •(i)	EUR	100	134
BRFkredit A/S
1.000% due 10/01/2018	DKK	7,960	1,252
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$500	446
4.700% due 06/22/2047		514	425
Brighthouse Holdings LLC
6.500% due 07/27/2037 ×(i)		400	394
Brookfield Finance, Inc.
3.900% due 01/25/2028		400	379
4.700% due 09/20/2047		600	570
Cantor Fitzgerald LP
7.875% due 10/15/2019		12,100	12,656
Charles Schwab Corp.
5.000% due 12/01/2027 •(i)		4,000	3,835
CIT Group, Inc.
3.875% due 02/19/2019		2,135	2,144
4.125% due 03/09/2021		240	239
5.000% due 08/15/2022		9,412	9,541
5.000% due 08/01/2023		8,895	9,020
5.375% due 05/15/2020		1,390	1,430
Citigroup, Inc.
3.142% due 01/24/2023 •		300	294
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026 ×	GBP	1,200	1,905
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	300	375
11.000% due 06/30/2019 •(i)		$6,814	7,325
Credit Agricole S.A.
3.750% due 04/24/2023		250	245
7.500% due 06/23/2026 •(i)(j)	GBP	200	284
8.125% due 09/19/2033 •(j)		$2,600	2,627
8.375% due 10/13/2019 •(i)		6,430	6,719

Credit Suisse AG
6.500% due 08/08/2023 (j)		11,600	12,365
Credit Suisse Group AG
2.997% due 12/14/2023 •		500	479
3.566% (US0003M + 1.240%) due 06/12/2024 ~		600	600
3.869% due 01/12/2029 •		500	471
4.207% due 06/12/2024 •		1,000	1,001
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		250	247
Crown Castle International Corp.
3.200% due 09/01/2024		334	316
3.650% due 09/01/2027		1,464	1,364
4.000% due 03/01/2027		199	192
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	197
CyrusOne LP
5.000% due 03/15/2024		60	60
Deutsche Bank AG
4.250% due 10/14/2021		24,800	24,435
4.263% (US0003M + 1.910%) due 05/10/2019 ~		140	141
Discover Bank
3.350% due 02/06/2023		300	293
Doctors Co.
6.500% due 10/15/2023		10,425	11,159
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,574	10,925
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	134
3.800% due 08/24/2027		106	102
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	9,032	9,875
Equinix, Inc.
2.875% due 02/01/2026		2,000	2,212
ERP Operating LP
3.250% due 08/01/2027		$138	131
4.000% due 08/01/2047		78	73
Fastighets AB Balder
1.125% due 03/14/2022	EUR	200	236
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		$1,940	1,991
Freedom Mortgage Corp.
8.125% due 11/15/2024		1,937	1,884
General Motors Financial Co., Inc.
2.400% due 05/09/2019		100	100
3.187% (US0003M + 0.850%) due 04/09/2021 ~		75	75
3.644% (US0003M + 1.310%) due 06/30/2022 ~		100	102
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		5,000	4,884
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,100	1,039
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		800	814
Host Hotels & Resorts LP
3.875% due 04/01/2024		560	546
Howard Hughes Corp.
5.375% due 03/15/2025		950	935
HSBC Holdings PLC
3.262% due 03/13/2023 •		1,130	1,107
4.041% due 03/13/2028 •		1,020	991
4.583% due 06/19/2029 •		200	202
6.000% due 09/29/2023 •(i)(j)	EUR	2,600	3,406
6.250% due 03/23/2023 •(i)(j)		$1,200	1,179
6.500% due 03/23/2028 •(i)(j)		2,000	1,923
Hudson Pacific Properties LP
3.950% due 11/01/2027		200	187
Industrial & Commercial Bank of China Ltd.
3.113% (US0003M + 0.750%) due 11/08/2020 ~		1,000	1,001
3.538% due 11/08/2027		400	376
International Lease Finance Corp.
4.625% due 04/15/2021		150	154
5.875% due 04/01/2019		6,490	6,624
6.250% due 05/15/2019		300	308
8.250% due 12/15/2020		980	1,081
8.625% due 01/15/2022		500	574
Intesa Sanpaolo SpA
6.500% due 02/24/2021		12,725	13,191
Jefferies Finance LLC
6.875% due 04/15/2022		2,400	2,406
7.250% due 08/15/2024		200	197
7.375% due 04/01/2020		2,140	2,161
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,494
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		800	798
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	200	276

Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$861	839
KSA Sukuk Ltd.
2.894% due 04/20/2022		4,600	4,479
Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024	EUR	260	310
Life Storage LP
3.875% due 12/15/2027		$100	95
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		200	205
Lloyds Bank PLC
2.400% due 03/17/2020		200	198
12.000% due 12/16/2024 •(i)		6,900	8,474
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	100	128
3.130% (US0003M + 0.800%) due 06/21/2021 ~		$1,410	1,410
4.375% due 03/22/2028		200	198
4.450% due 05/08/2025		300	302
6.375% due 06/27/2020 •(i)(j)	EUR	400	498
7.000% due 06/27/2019 •(i)(j)	GBP	1,625	2,190
7.625% due 06/27/2023 •(i)(j)		1,200	1,735
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		$1,646	1,632
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		200	198
Mizuho Bank Ltd.
2.400% due 03/26/2020		200	197
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~		3,300	3,307
MUFG Bank Ltd
2.350% due 09/08/2019		200	198
Nationwide Building Society
2.350% due 01/21/2020		200	197
3.766% due 03/08/2024 •		800	784
10.250% ~(i)	GBP	7	1,407
Navient Corp.
4.875% due 06/17/2019		$1,850	1,862
5.000% due 10/26/2020		100	100
5.500% due 01/15/2019		1,918	1,936
5.875% due 03/25/2021		4,975	5,068
6.625% due 07/26/2021		1,340	1,380
8.000% due 03/25/2020		18,645	19,717
Nordea Bank AB
4.875% due 01/27/2020		100	103
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	3,990	626
2.000% due 07/01/2018		1,380	216
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	685
4.950% due 04/01/2024		1,900	1,929
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		440	452
Prologis LP
2.250% due 06/30/2029	GBP	300	376
Provident Funding Associates LP
6.375% due 06/15/2025		$187	183
Quicken Loans, Inc.
5.250% due 01/15/2028		6,000	5,556
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	7,000	8,615
3.498% due 05/15/2023 •		$1,858	1,801
3.813% (US0003M + 1.470%) due 05/15/2023 ~		2,578	2,592
7.648% due 09/30/2031 •(i)		1,750	2,201
8.000% due 08/10/2025 •(i)(j)		6,870	7,231
8.625% due 08/15/2021 •(i)(j)		5,500	5,859
Santander Holdings USA, Inc.
3.400% due 01/18/2023		300	290
3.700% due 03/28/2022		5,000	4,929
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		200	192
7.375% due 06/24/2022 •(i)(j)	GBP	4,050	5,576
Santander UK PLC
2.920% (US0003M + 0.620%) due 06/01/2021 ~		$500	500
3.400% due 06/01/2021		1,500	1,500
5.000% due 11/07/2023		1,700	1,731
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	4,900	5,799
4.150% due 03/06/2019 (k)		$800	800
5.717% due 06/16/2021		14,050	14,546
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,470
SLM Corp.
5.125% due 04/05/2022		620	618
Springleaf Finance Corp.
5.250% due 12/15/2019		5,050	5,126
5.625% due 03/15/2023		4,000	3,989

6.000% due 06/01/2020		200	206
6.125% due 05/15/2022		3,801	3,896
6.875% due 03/15/2025		1,200	1,194
8.250% due 12/15/2020		1,365	1,478
8.250% due 10/01/2023		162	178
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	3,047	4,227
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	97	145
5.801% due 10/13/2040		206	320
6.052% due 10/13/2039		7,891	12,329
UBS AG
5.125% due 05/15/2024 (j)		$200	200
7.625% due 08/17/2022 (j)		19,500	21,575
Vantiv LLC
4.375% due 11/15/2025		200	192
VEREIT Operating Partnership LP
3.950% due 08/15/2027		198	185
Wand Merger Corp.
8.125% due 07/15/2023 (b)		2,062	2,096
Washington Prime Group LP
5.950% due 08/15/2024		2,580	2,489
Wells Fargo & Co.
3.000% due 04/22/2026		60	56
Welltower, Inc.
4.250% due 04/15/2028		160	157
Woori Bank
2.875% due 10/02/2018		200	200

			509,575

INDUSTRIALS 15.0%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		666	646
Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	465
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	474
3.550% due 10/01/2027		600	556
Allergan Sales LLC
5.000% due 12/15/2021		50	52
Alliance Data Systems Corp.
4.500% due 03/15/2022	EUR	3,250	3,885
ALROSA Finance S.A.
7.750% due 11/03/2020		$13,400	14,419
Altice Financing S.A.
7.500% due 05/15/2026		9,000	8,727
Altice France S.A.
5.625% due 05/15/2024	EUR	400	485
6.000% due 05/15/2022		$2,250	2,267
6.250% due 05/15/2024		8,200	7,995
7.375% due 05/01/2026		10,950	10,747
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	17,975	21,162
7.750% due 05/15/2022		$1,775	1,724
Amazon.com, Inc.
2.800% due 08/22/2024		260	248
3.150% due 08/22/2027		740	712
3.875% due 08/22/2037		780	763
4.050% due 08/22/2047		1,710	1,679
4.250% due 08/22/2057		880	871
American Airlines Pass-Through Trust
3.350% due 04/15/2031		250	242
3.600% due 04/15/2031		180	176
3.650% due 08/15/2030		288	281
Andeavor Logistics LP
3.500% due 12/01/2022		200	196
4.250% due 12/01/2027		100	96
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	506
4.600% due 04/15/2048		440	433
4.750% due 04/15/2058		720	706
Arrow Electronics, Inc.
3.250% due 09/08/2024		300	281
AutoNation, Inc.
3.350% due 01/15/2021		130	129
5.500% due 02/01/2020		80	82
Avon Products, Inc.
6.600% due 03/15/2020		84	83
BAT Capital Corp.
2.764% due 08/15/2022		430	413
2.945% due 08/14/2020 •		430	432
3.222% due 08/15/2024		1,724	1,635
3.223% (US0003M + 0.880%) due 08/15/2022 ~		430	433
3.557% due 08/15/2027		1,074	1,001
4.390% due 08/15/2037		770	724

4.540% due 08/15/2047	766	717
Bausch Health Cos., Inc.
5.500% due 11/01/2025	500	495
6.500% due 03/15/2022	450	467
7.000% due 03/15/2024	867	910
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~	500	501
3.500% due 06/25/2021	200	201
4.250% due 12/15/2025	700	705
4.375% due 12/15/2028	800	803
BC Unlimited Liability Co.
4.250% due 05/15/2024	1,056	1,006
Boral Finance Pty. Ltd.
3.750% due 05/01/2028	100	95
Boyd Gaming Corp.
6.000% due 08/15/2026	170	169
Braskem America Finance Co.
7.125% due 07/22/2041	600	675
Braskem Finance Ltd.
5.750% due 04/15/2021	200	207
Braskem Netherlands Finance BV
3.500% due 01/10/2023	1,200	1,134
4.500% due 01/10/2028	5,000	4,606
Broadcom Corp.
3.000% due 01/15/2022	974	948
3.625% due 01/15/2024	65	63
3.875% due 01/15/2027	329	312
Centene Corp.
5.375% due 06/01/2026	500	508
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	200	197
Charter Communications Operating LLC
3.579% due 07/23/2020	288	288
4.043% (US0003M + 1.650%) due 02/01/2024 ~(b)	804	806
4.908% due 07/23/2025	4,200	4,246
5.375% due 04/01/2038	400	379
5.375% due 05/01/2047	100	91
6.484% due 10/23/2045	1,000	1,057
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	3,900	4,071
Cimarex Energy Co.
3.900% due 05/15/2027	238	229
CNPC General Capital Ltd.
2.700% due 11/25/2019	200	199
CommScope Technologies LLC
5.000% due 03/15/2027	12	11
Community Health Systems, Inc.
6.250% due 03/31/2023	817	752
Constellation Brands, Inc.
4.100% due 02/15/2048	880	786
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «	276	280
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^(d)	2,700	1
9.250% due 06/30/2020 ^(d)	14,300	4
CSC Holdings LLC
5.375% due 02/01/2028	500	464
7.625% due 07/15/2018	3,100	3,109
8.625% due 02/15/2019	5,300	5,466
CSN Resources S.A.
6.500% due 07/21/2020	217	203
CVS Health Corp.
4.100% due 03/25/2025	1,400	1,394
4.300% due 03/25/2028	1,900	1,877
4.780% due 03/25/2038	430	426
5.050% due 03/25/2048	400	406
CVS Pass-Through Trust
5.773% due 01/10/2033	316	337
5.926% due 01/10/2034	33	36
6.036% due 12/10/2028	95	102
6.943% due 01/10/2030	8,499	9,565
7.507% due 01/10/2032	5,821	6,833
8.353% due 07/10/2031	1,251	1,514
D.R. Horton, Inc.
4.000% due 02/15/2020	10	10
DAE Funding LLC
4.000% due 08/01/2020	1,627	1,613
4.500% due 08/01/2022	2,289	2,226
5.000% due 08/01/2024	5,313	5,116
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	32	34
7.750% due 06/17/2021	239	251
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	900	652
5.700% due 10/15/2039	300	241
7.875% due 08/15/2025 (m)	7,677	7,984

Diamond Resorts International, Inc.
7.750% due 09/01/2023		6,143	6,419
10.750% due 09/01/2024		1,000	1,077
DISH DBS Corp.
7.875% due 09/01/2019		7,650	7,956
Dolphin Energy Ltd.
5.888% due 06/15/2019		16	17
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		1,730	1,730
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,600	1,624
DXC Technology Co.
4.250% due 04/15/2024		247	247
Eagle Intermediate Global Holding BV
5.375% due 05/01/2023	EUR	200	232
7.500% due 05/01/2025		$300	300
Edwards Lifesciences Corp.
4.300% due 06/15/2028		321	321
EMC Corp.
2.650% due 06/01/2020		1,715	1,666
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026 (b)		253	258
Ensco PLC
7.750% due 02/01/2026		100	95
Entegris, Inc.
4.625% due 02/10/2026		200	191
Enterprise Products Operating LLC
6.066% (US0003M + 3.708%) due 08/01/2066 ~		7,175	7,202
EQT Corp.
3.000% due 10/01/2022		300	289
3.900% due 10/01/2027		500	467
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		415	416
3.600% due 08/15/2021		170	170
Fair Isaac Corp.
5.250% due 05/15/2026		170	171
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~		500	503
General Electric Co.
5.000% due 01/21/2021 •(i)		1,298	1,282
Gerdau Trade, Inc.
4.875% due 10/24/2027		1,500	1,387
GLP Capital LP
5.250% due 06/01/2025		890	894
5.750% due 06/01/2028		730	739
Hanesbrands, Inc.
4.875% due 05/15/2026		3,000	2,910
HCA, Inc.
4.250% due 10/15/2019		100	101
4.500% due 02/15/2027		3,360	3,171
4.750% due 05/01/2023		2,100	2,100
5.500% due 06/15/2047		529	487
6.500% due 02/15/2020		1,000	1,044
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		4,400	4,345
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	935
4.875% due 04/01/2027		532	515
iHeartCommunications, Inc.
9.000% due 09/15/2022 ^(d)		8,900	6,808
IHS Markit Ltd.
4.000% due 03/01/2026		300	288
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,105	1,106
IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	455
Jeld-Wen, Inc.
4.625% due 12/15/2025		$100	95
4.875% due 12/15/2027		100	93
KazMunayGas National Co. JSC
4.400% due 04/30/2023		5,000	4,966
9.125% due 07/02/2018		3,500	3,500
Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	12,338
7.800% due 08/01/2031		2,300	2,783
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		4,043	3,885
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023 (m)		1,900	1,593
Marvell Technology Group Ltd.
4.200% due 06/22/2023		331	331
4.875% due 06/22/2028		333	331
McDermott Technology Americas. Inc.
10.625% due 05/01/2024		3,333	3,483
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	852

Metinvest BV
7.750% due 04/23/2023		900	846
8.500% due 04/23/2026		2,750	2,577
MGM Resorts International
5.250% due 03/31/2020		5,000	5,106
6.625% due 12/15/2021		90	95
6.750% due 10/01/2020		148	155
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,605
MPLX LP
3.375% due 03/15/2023		$80	78
4.900% due 04/15/2058		80	71
Mueller Water Products, Inc.
5.500% due 06/15/2026		1,680	1,697
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,900	5,621
5.875% due 11/15/2028		$3,600	3,653
New Albertson’s LP
6.570% due 02/23/2028		800	545
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		68	65
5.500% due 10/01/2021		12,300	12,392
Nokia Oyj
4.375% due 06/12/2027		90	85
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		225	231
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (g)(i)		3,197	51
Olin Corp.
5.000% due 02/01/2030		200	190
ONGC Videsh Ltd.
3.250% due 07/15/2019		200	200
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		200	209
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		230	230
Oracle Corp.
2.625% due 02/15/2023		3,000	2,907
3.250% due 11/15/2027		1,000	957
3.800% due 11/15/2037		600	568
4.000% due 11/15/2047		3,000	2,838
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,976	1,941
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		700	680
5.250% due 08/15/2022		2,737	2,720
5.500% due 02/15/2024		190	188
Patterson-UTI Energy, Inc.
3.950% due 02/01/2028		100	94
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		1,300	1,292
Pelabuhan Indonesia PT
5.375% due 05/05/2045		2,000	1,828
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	2,637
5.500% due 04/12/2037 ^(d)		47,485	10,922
Petroleos Mexicanos
6.350% due 02/12/2048		3,984	3,625
6.375% due 02/04/2021		6,090	6,425
6.375% due 01/23/2045		8,800	8,127
6.625% due 06/15/2035		4,210	4,131
6.625% due 06/15/2038		1,400	1,337
6.750% due 09/21/2047		7,321	6,977
Petronas Capital Ltd.
5.250% due 08/12/2019		500	512
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		400	372
Post Holdings, Inc.
5.625% due 01/15/2028		200	188
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)		1,204	509
QVC, Inc.
4.450% due 02/15/2025		100	97
5.950% due 03/15/2043		4,800	4,540
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,466
6.332% due 09/30/2027		500	547
6.750% due 09/30/2019		300	312
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,025	18,116
6.875% due 02/15/2021		520	527
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,268
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		3,400	3,635

salesforce.com, Inc.
3.250% due 04/11/2023		250	249
3.700% due 04/11/2028		310	308
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	5,296
SES Global Americas Holdings GP
2.500% due 03/25/2019		$100	100
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		100	101
Sirius XM Radio, Inc.
3.875% due 08/01/2022		127	123
Spirit Issuer PLC
3.368% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	30	39
6.582% due 12/28/2027		138	187
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$244	242
4.738% due 09/20/2029		1,000	995
5.152% due 09/20/2029		2,200	2,161
Standard Industries, Inc.
4.750% due 01/15/2028		1,200	1,107
Stars Group Holdings BV
7.000% due 07/15/2026 (b)		850	861
Symantec Corp.
5.000% due 04/15/2025		185	180
T-Mobile USA, Inc.
4.500% due 02/01/2026		100	94
4.750% due 02/01/2028		2,092	1,938
Tech Data Corp.
3.700% due 02/15/2022		114	112
4.950% due 02/15/2027		594	584
Teleflex, Inc.
4.625% due 11/15/2027		200	190
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	292
3.595% due 01/19/2028		1,000	947
3.925% due 01/19/2038		200	183
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	590	598
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018		735	742
Time Warner Cable LLC
5.000% due 02/01/2020		$200	204
Transocean Guardian Ltd.
5.875% due 01/15/2024 (b)		4,626	4,603
Transocean, Inc.
9.000% due 07/15/2023		2,650	2,862
United Group BV
4.375% due 07/01/2022	EUR	400	477
4.875% due 07/01/2024		400	477
UPCB Finance Ltd.
3.625% due 06/15/2029		3,220	3,643
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023		2,300	2,546
5.375% due 03/15/2020		$4,200	4,256
9.000% due 12/15/2025		400	416
ViaSat, Inc.
5.625% due 09/15/2025		400	378
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	2,400	3,101
VMware, Inc.
2.300% due 08/21/2020		$390	382
2.950% due 08/21/2022		330	317
3.900% due 08/21/2027		280	259
VOC Escrow Ltd.
5.000% due 02/15/2028		370	351
Warner Media LLC
3.800% due 02/15/2027		479	454
West Street Merger Sub, Inc.
6.375% due 09/01/2025		480	461
Western Digital Corp.
4.750% due 02/15/2026		1,500	1,462
WestRock Co.
3.750% due 03/15/2025		357	351
4.000% due 03/15/2028		432	426
Wind Tre SpA
2.625% due 01/20/2023	EUR	3,100	3,054
2.750% due 01/20/2024 •		1,500	1,463
3.125% due 01/20/2025		2,400	2,281
5.000% due 01/20/2026		$3,000	2,393
Wyndham Destinations, Inc.
4.150% due 04/01/2024		168	166
4.500% due 04/01/2027		188	184
Wynn Las Vegas LLC
5.500% due 03/01/2025		500	492
Yara International ASA
4.750% due 06/01/2028		910	916

Yellowstone Energy LP
5.750% due 12/31/2026 «		3,100	3,152

			448,813

UTILITIES 4.8%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		4,703	4,725
3.245% (US0003M + 0.890%) due 02/15/2023 ~		476	481
3.298% (US0003M + 0.950%) due 07/15/2021 ~		4,602	4,648
4.900% due 08/15/2037		1,628	1,549
5.150% due 02/15/2050		2,438	2,282
5.300% due 08/15/2058		3,726	3,480
Avangrid, Inc.
3.150% due 12/01/2024		300	289
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		310	306
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,896
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	203
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		1,800	1,802
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	95
3.700% due 12/01/2047		100	93
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		2,000	2,000
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		20	21
Enable Midstream Partners LP
2.400% due 05/15/2019		50	50
Endeavor Energy Resources LP
5.500% due 01/30/2026		200	194
Entergy Corp.
2.950% due 09/01/2026		80	73
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		13,700	13,416
6.000% due 11/27/2023		400	417
Gazprom OAO Via Gaz Capital S.A.
3.389% due 03/20/2020	EUR	6,600	8,024
6.510% due 03/07/2022		$10,000	10,625
8.625% due 04/28/2034		5,600	6,943
9.250% due 04/23/2019		200	209
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		3,382	3,197
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		5,915	2,942
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		287	305
Petrobras Global Finance BV
5.299% due 01/27/2025		16,462	15,231
5.999% due 01/27/2028		24,219	21,961
6.125% due 01/17/2022		738	752
6.250% due 12/14/2026	GBP	100	134
6.875% due 01/20/2040		$41	37
7.250% due 03/17/2044		1,514	1,406
7.375% due 01/17/2027		3,438	3,442
8.375% due 12/10/2018		500	510
8.750% due 05/23/2026		1,748	1,896
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		383	392
Rio Oil Finance Trust
8.200% due 04/06/2028		1,400	1,422
9.250% due 07/06/2024		12,366	13,294
Sprint Capital Corp.
6.900% due 05/01/2019		1,204	1,231
Sprint Communications, Inc.
7.000% due 03/01/2020		395	411
7.000% due 08/15/2020		380	394
9.000% due 11/15/2018		758	774
Sprint Corp.
7.625% due 03/01/2026		1,440	1,471
Transocean Phoenix Ltd.
7.750% due 10/15/2024		177	190
Verizon Communications, Inc.
2.625% due 08/15/2026		440	391
3.443% (US0003M + 1.100%) due 05/15/2025 ~		1,960	1,960
4.125% due 03/16/2027		630	622
5.250% due 03/16/2037		1,690	1,740
5.500% due 03/16/2047		960	1,009
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		200	199
3.750% due 01/16/2024		310	308

5.250% due 05/30/2048	1,000	1,001

		143,443

Total Corporate Bonds & Notes (Cost $1,134,587)		1,101,831

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	328	562

Total Convertible Bonds & Notes (Cost $612)		562

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011
5.786% due 12/01/2021	206	217

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	2,475	2,684
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	170	182
7.350% due 07/01/2035	120	134
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	3,045	2,886

		5,886

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,700	3,767

Total Municipal Bonds & Notes (Cost $9,489)		9,870

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
2.535% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
2.559% (- 1.0*LIBOR01M + 4.650%) due 09/25/2040 ~(a)	930	77
3.000% due 02/01/2047	1,886	1,830
3.500% due 11/01/2045	18	18
3.709% (- 1.0*LIBOR01M + 5.800%) due 09/25/2037 ~(a)	1,149	125
5.000% due 11/01/2035	55	59
6.500% due 06/25/2028	55	59
6.850% due 12/18/2027	30	33
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	36,000	34,845
3.500% due 07/01/2048 - 08/01/2048	158,900	157,962
Freddie Mac
2.573% (LIBOR01M + 0.500%) due 09/15/2030 ~	10	10
2.577% (12MTA + 1.200%) due 02/25/2045 ~	12	12
2.664% (12MTA + 1.200%) due 10/25/2044 ~	68	68
2.835% (12MTA + 1.400%) due 07/25/2044 ~	117	118
4.041% (H15T1Y + 2.237%) due 05/01/2023 ~	2	2
6.500% due 07/25/2043	6	7
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2026 ~	12	12
2.750% (H15T1Y + 1.500%) due 07/20/2026 ~	10	10
3.125% (H15T1Y + 1.500%) due 11/20/2023 - 11/20/2027 ~	25	25
3.375% (H15T1Y + 1.500%) due 03/20/2026 ~	9	9
6.112% due 09/16/2042 ~	485	476
New Valley Generation
7.299% due 03/15/2019	77	80
Small Business Administration
4.340% due 03/01/2024	30	30
5.080% due 11/01/2022	50	51
5.130% due 09/01/2023	4	4
6.900% due 12/01/2020	19	19
7.190% due 12/01/2019	7	7

Total U.S. Government Agencies (Cost $195,253)		195,950

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Bonds
3.625% due 02/15/2044	9,500	10,589
3.750% due 11/15/2043	1,500	1,703
U.S. Treasury Notes
1.125% due 08/31/2021 (o)	57,300	54,666
1.375% due 08/31/2023 (o)(q)	20,700	19,331
1.875% due 01/31/2022	143,700	139,779
2.000% due 06/30/2024	42,600	40,740
2.000% due 08/15/2025 (o)	29,800	28,227

2.125% due 08/15/2021 (o)	141,000	138,835
2.125% due 02/29/2024	17,100	16,518
2.125% due 07/31/2024	34,200	32,918
2.125% due 09/30/2024	22,400	21,533
2.250% due 11/15/2024 (q)	16,300	15,771
2.250% due 12/31/2024	65,000	62,855

Total U.S. Treasury Obligations (Cost $601,409)		583,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust
3.369% due 01/25/2036 ^~	221	212
3.783% due 01/25/2035 ~	239	241
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	302	255
2.301% due 10/25/2046 •	752	556
American Home Mortgage Investment Trust
4.217% due 12/25/2035 •	663	436
Banc of America Funding Trust
3.692% due 09/20/2035 ^~	106	99
3.946% due 03/20/2036 ~	71	69
5.500% due 01/25/2036	163	141
6.000% due 07/25/2037 ^	406	386
6.000% due 08/25/2037 ^	193	180
Banc of America Mortgage Trust
3.686% due 02/25/2036 ^~	26	24
3.801% due 11/20/2046 ^~	1,685	1,646
3.940% due 11/25/2034 ~	33	34
4.405% due 06/25/2035 ~	277	264
5.500% due 12/25/2020	66	67
6.000% due 10/25/2036 ^	194	184
Barclays UBS Trust
2.892% due 06/05/2030	12,800	12,529
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~	780	742
3.615% due 02/25/2033 ~	3	3
3.624% due 01/25/2035 ~	19	18
3.663% due 08/25/2035 ^~	1,145	1,063
3.669% due 01/25/2035 ~	456	453
3.698% due 02/25/2033 ~	3	3
3.808% due 01/25/2034 ~	2	2
3.814% due 01/25/2034 ~	11	11
Bear Stearns ALT-A Trust
2.431% due 08/25/2036 ^•	1,113	1,144
3.576% due 11/25/2036 ^~	189	172
3.590% due 11/25/2036 ^~	3,566	3,040
3.669% due 11/25/2036 ~	223	209
3.781% due 05/25/2035 ~	185	188
3.785% due 03/25/2036 ^~	347	301
3.791% due 09/25/2035 ^~	729	602
3.911% due 08/25/2036 ^~	358	293
Chase Mortgage Finance Trust
5.500% due 11/25/2035	640	612
5.500% due 07/25/2037 ^	1,659	1,000
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.301% due 10/25/2046 •	5,694	5,565
2.341% due 01/25/2036 •	311	297
Citigroup Global Markets Mortgage Securities, Inc.
2.591% due 05/25/2032 •	13	13
Citigroup Mortgage Loan Trust
3.559% due 04/25/2037 ^~	379	330
3.630% due 10/25/2035 •	295	299
3.712% due 09/25/2037 ^~	597	578
3.841% due 08/25/2035 ^~	78	60
4.050% due 09/25/2037 ^~	404	388
4.280% due 10/25/2035 ^•	522	528
4.490% due 05/25/2035 •	64	64
Citigroup Mortgage Loan Trust, Inc.
3.853% due 05/25/2035 ~	481	486
3.889% due 03/25/2034 ~	24	24
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,082	1,056
Countrywide Alternative Loan Trust
2.211% due 06/25/2036 •	4,119	3,863
2.271% due 04/25/2046 •	11,475	10,107
2.279% due 12/20/2046 ^•	1,603	1,357
2.291% due 02/25/2036 •	8,040	7,309
2.294% due 07/20/2046 ^•	652	482
2.364% due 09/20/2046 •	455	245
2.414% due 11/20/2035 •	214	209
2.558% due 12/25/2035 •	164	150
3.582% due 10/25/2035 ^~	43	38
3.695% due 02/25/2037 ^~	1,300	1,267
5.500% due 11/25/2035 ^	1,134	1,038
5.500% due 12/25/2035 ^	738	651
5.500% due 01/25/2036	266	237

5.750% due 02/25/2035		633	620
5.750% due 03/25/2037 ^•		161	141
6.000% due 02/25/2037 ^		3,540	2,417
6.250% due 11/25/2036 ^		1,413	1,206
6.250% due 12/25/2036 ^•		680	516
6.250% due 08/25/2037 ^		4,475	3,881
Countrywide Home Loan Mortgage Pass-Through Trust
2.391% due 04/25/2046 ^•		40	3
2.551% due 05/25/2035 •		134	123
3.480% due 04/20/2035 ~		95	94
3.576% due 07/20/2034 ~		329	320
3.647% due 02/25/2034 ~		201	203
3.672% due 10/19/2032 ~		2	2
5.500% due 01/25/2035		364	369
5.500% due 09/25/2035 ^		361	360
5.500% due 12/25/2035 ^		421	378
6.000% due 05/25/2036 ^		274	232
6.000% due 01/25/2037 ^		5,274	4,573
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •		125	121
Credit Suisse First Boston Mortgage Securities Corp.
3.711% due 06/25/2033 ~		169	170
6.000% due 01/25/2036 ^		971	720
Credit Suisse Mortgage Capital Certificates
3.591% due 02/26/2036 ~		380	379
3.597% due 09/26/2047 ~		452	455
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^×		372	174
Deutsche ALT-A Securities, Inc.
2.271% due 06/25/2037 ^•		707	686
3.260% due 10/25/2035 ~		60	53
5.500% due 12/25/2035 ^		416	378
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^×		176	159
Deutsche Mortgage & Asset Receiving Corp.
3.060% due 07/27/2045 •		3	3
Dragon Finance BV
1.554% due 07/13/2023 •	GBP	5,052	6,510
EMF-NL Prime BV
0.471% due 04/17/2041 •	EUR	1,313	1,464
Eurosail PLC
0.129% due 09/10/2044 •		4,400	4,679
1.327% due 09/13/2045 •	GBP	8,383	10,753
1.577% due 06/13/2045 •		10,120	13,328
First Horizon Asset Securities, Inc.
3.777% due 02/25/2036 ~		$175	168
First Horizon Mortgage Pass-Through Trust
3.723% due 02/25/2035 ~		235	238
5.750% due 02/25/2036 ^		124	110
5.750% due 05/25/2037 ^		931	722
GMAC Mortgage Corp. Loan Trust
3.796% due 11/19/2035 ~		144	139
3.829% due 04/19/2036 ^~		72	67
GreenPoint Mortgage Funding Trust
2.631% due 11/25/2045 •		55	49
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~		213	213
GSR Mortgage Loan Trust
3.566% due 11/25/2035 ^~		105	91
3.729% due 01/25/2036 ^~		121	120
3.837% due 05/25/2035 ~		408	399
3.892% due 06/25/2034 ~		61	60
3.923% due 09/25/2035 ~		54	56
4.024% due 11/25/2035 ~		739	738
4.327% due 05/25/2034 ~		318	324
6.000% due 02/25/2036 ^		2,007	1,726
6.000% due 03/25/2037 ^		408	366
6.000% due 05/25/2037 ^		135	127
HarborView Mortgage Loan Trust
2.275% due 09/19/2037 •		636	593
2.275% due 01/19/2038 •		843	830
3.422% due 06/19/2036 ^~		195	140
HomeBanc Mortgage Trust
2.351% due 01/25/2036 •		427	424
3.276% due 04/25/2037 ^~		83	78
IndyMac Mortgage Loan Trust
2.361% due 06/25/2037 ^•		180	139
2.571% due 07/25/2035 •		60	58
3.519% due 07/25/2037 ~		141	119
3.765% due 08/25/2036 ~		85	70
3.905% due 06/25/2036 ~		433	414
JPMorgan Alternative Loan Trust
2.201% due 09/25/2036 ^•		289	285
2.231% due 03/25/2037 •		986	945
JPMorgan Chase Commercial Mortgage Securities Trust
5.768% due 01/12/2043 ~		5,847	5,933

JPMorgan Mortgage Trust
3.373% due 07/27/2037 ~		1,447	1,406
3.640% due 04/25/2036 ^~		476	437
3.664% due 08/25/2035 ^~		500	489
3.702% due 06/25/2037 ^~		2,098	1,899
3.819% due 04/25/2035 ~		852	868
3.853% due 07/25/2035 ~		58	59
4.091% due 06/25/2036 ^~		123	118
4.162% due 07/25/2035 ~		95	96
5.750% due 01/25/2036 ^		314	255
Lehman XS Trust
2.140% due 07/25/2037 ^•		624	630
2.251% due 03/25/2047 ^•		500	490
MASTR Adjustable Rate Mortgages Trust
2.298% due 01/25/2047 ^•		817	663
2.331% due 05/25/2037 •		141	89
2.771% due 05/25/2047 ^•		320	190
3.595% due 08/25/2034 ~		25	25
3.744% due 11/25/2033 ~		29	29
MASTR Alternative Loan Trust
2.491% due 03/25/2036 ^•		533	112
Merrill Lynch Alternative Note Asset Trust
3.784% due 06/25/2037 ^~		185	149
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •		1,537	1,486
3.241% due 05/25/2034 ~		204	196
3.388% due 12/25/2035 ~		1,154	1,076
3.655% due 11/25/2035 •		140	142
3.717% due 10/25/2035 •		521	527
Morgan Stanley Mortgage Loan Trust
3.479% due 11/25/2037 ~		1,139	1,064
3.950% due 07/25/2035 ^~		656	599
6.000% due 10/25/2037 ^		5,197	4,612
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 ×		167	169
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.471% due 12/25/2035 •		1,122	1,113
Prime Mortgage Trust
2.591% due 02/25/2035 •		435	421
RBSGC Structured Trust
5.500% due 11/25/2035 ^		3,171	2,982
RBSSP Resecuritization Trust
2.468% due 09/26/2034 •		164	162
2.468% due 04/26/2037 •		214	214
6.500% due 10/26/2036 ~		2,192	2,026
Residential Accredit Loans, Inc. Trust
2.191% due 05/25/2037 •		509	471
2.281% due 07/25/2036 •		221	206
2.291% due 12/25/2046 ^•		306	268
2.321% due 05/25/2037 ^•		80	62
3.918% due 02/25/2035 ^~		107	92
4.049% due 03/25/2035 ^~		307	290
5.073% due 02/25/2036 ^~		140	125
6.000% due 06/25/2036 ^		125	115
6.000% due 05/25/2037 ^		105	96
6.500% due 07/25/2036		509	478
Residential Asset Securitization Trust
2.491% due 01/25/2046 ^•		969	501
6.000% due 02/25/2036		423	326
6.250% due 09/25/2037 ^		2,097	1,467
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~		236	202
4.178% due 02/25/2036 ^~		565	521
6.000% due 10/25/2036 ^		568	532
Structured Adjustable Rate Mortgage Loan Trust
2.291% due 04/25/2047 •		739	746
3.522% due 09/25/2036 ^~		1,682	1,324
3.558% due 01/25/2035 ~		522	519
3.639% due 05/25/2036 ^~		2,005	1,922
3.763% due 09/25/2035 ~		2,492	2,252
3.888% due 03/25/2036 ^~		101	94
Structured Asset Mortgage Investments Trust
2.311% due 05/25/2036 •		1,471	1,347
2.351% due 05/25/2046 ^•		36	47
2.745% due 09/19/2032 •		25	24
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.248% due 06/25/2033 ~		173	172
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034		52	52
Uropa Securities PLC
0.825% due 06/10/2059 •	GBP	11,322	14,534
0.975% due 06/10/2059 •		2,616	3,297
1.175% due 06/10/2059 •		2,046	2,593
1.375% due 06/10/2059 •		2,180	2,717
Wachovia Mortgage Loan Trust LLC
3.419% due 08/20/2035 ^~		$597	560

3.703% due 10/20/2035 ~		71	66
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •		32	31
2.258% due 02/25/2047 ^•		653	603
2.274% due 12/25/2046 •		323	319
2.308% due 06/25/2047 ^•		115	53
2.351% due 11/25/2045 •		1,125	1,115
2.361% due 12/25/2045 •		947	938
2.395% due 07/25/2046 •		914	894
2.395% due 10/25/2046 •		219	214
2.411% due 08/25/2045 •		791	794
2.438% due 10/25/2046 ^•		1,225	1,115
2.558% due 08/25/2046 •		2,603	2,457
2.758% due 11/25/2042 •		3	3
2.958% due 06/25/2042 •		3	3
2.958% due 08/25/2042 •		5	5
3.208% due 12/25/2036 ^~		441	431
3.321% due 09/25/2036 ^~		396	386
3.368% due 09/25/2033 ~		3,778	3,889
3.475% due 02/25/2037 ^~		3,055	2,956
Washington Mutual Mortgage Pass-Through Certificates Trust
2.328% due 04/25/2047 ^•		12	0
2.331% due 01/25/2047 ^•		665	612
2.398% due 05/25/2047 ^•		69	18
3.426% due 02/25/2033 ~		1	1
4.404% due 09/25/2036 ×		21,608	10,911
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•		159	144
3.624% due 09/25/2033 ~		62	64
3.713% due 11/25/2037 ^~		816	784
3.739% due 12/25/2034 ~		110	113
3.822% due 03/25/2036 ~		854	868
3.911% due 06/25/2035 ~		366	378
3.913% due 07/25/2036 ^~		349	353
3.970% due 04/25/2035 ~		80	81
4.003% due 04/25/2035 ~		397	405
4.097% due 10/25/2035 ~		265	267
4.181% due 04/25/2036 ^~		66	63
4.278% due 07/25/2036 ^~		119	121
4.323% due 05/25/2036 ^~		242	249
5.500% due 03/25/2036		1,487	1,525
5.750% due 05/25/2036 ^		480	475
6.000% due 04/25/2037 ^		585	583

Total Non-Agency Mortgage-Backed Securities (Cost $215,730)			232,063

ASSET-BACKED SECURITIES 6.4%
ACE Securities Corp. Home Equity Loan Trust
2.391% due 02/25/2036 •		522	521
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		2,310	2,388
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.541% due 01/25/2036 •		3,222	3,173
Ares CLO Ltd.
3.543% due 04/17/2026 •		1,000	1,001
Argent Securities Trust
2.361% due 05/25/2036 •		683	263
Asset-Backed Funding Certificates Trust
2.251% due 01/25/2037 •		815	549
2.311% due 01/25/2037 •		3,488	2,367
2.691% due 10/25/2034 •		608	613
B2R Mortgage Trust
2.567% due 06/15/2049		7,128	6,938
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 ×		196	196
Bear Stearns Asset-Backed Securities Trust
2.201% due 02/25/2037 •		233	241
2.581% due 09/25/2035 •		1,000	993
2.891% due 10/27/2032 •		31	30
3.091% due 10/25/2037 •		366	368
3.141% due 08/25/2037 •		407	372
3.291% due 10/25/2034 •		142	143
3.341% due 08/25/2037 •		1,034	1,031
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% due 08/15/2027 •	EUR	2,700	3,156
Carrington Mortgage Loan Trust
2.551% (US0001M + 0.460%) due 06/25/2035 •		$637	641
Citigroup Mortgage Loan Trust
2.341% (US0001M + 0.250%) due 08/25/2036 •		3,000	2,926
6.750% due 05/25/2036 ×		236	182
Countrywide Asset-Backed Certificates
2.261% due 06/25/2047 •		457	454
2.271% due 06/25/2047 •		737	732
2.311% due 09/25/2037 ^•		234	197
2.351% due 11/25/2037 •		4,227	3,944
2.441% due 11/25/2036 •		1,282	1,023

2.861% due 11/25/2035 •		8	8
4.634% due 04/25/2036 ^~		398	388
4.746% due 10/25/2046 ^~		718	693
4.788% due 07/25/2036 ~		1,300	1,339
Countrywide Asset-Backed Certificates Trust
2.241% due 02/25/2037 •		303	302
2.251% due 09/25/2046 •		82	81
4.551% due 08/25/2035 ×		632	646
CPS Auto Receivables Trust
1.620% due 01/15/2020		424	424
Dryden Euro CLO BV
0.659% due 08/23/2026 •	EUR	4,487	5,243
1.250% due 08/23/2026		300	351
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		$275	274
Fieldstone Mortgage Investment Trust
2.120% due 11/25/2036 •		1,261	770
First Franklin Mortgage Loan Trust
2.231% due 09/25/2036 •		109	108
2.331% due 10/25/2036 •		1,465	1,117
3.366% due 07/25/2034 •		512	521
First NLC Trust
2.231% due 08/25/2037 •		196	124
2.371% due 08/25/2037 •		131	84
Flagship Credit Auto Trust
1.930% due 12/15/2021		381	380
GSAA Home Equity Trust
2.261% due 09/25/2036 •		1,323	630
2.391% due 03/25/2037 •		301	193
2.391% (US0001M + 0.300%) due 05/25/2047 ~		264	219
Home Equity Asset Trust
2.371% due 08/25/2036 •		931	927
Home Equity Mortgage Loan Asset-Backed Trust
2.331% due 11/25/2036 •		2,000	1,544
2.531% due 03/25/2036 •		6,000	5,637
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		3,803	3,789
JPMorgan Mortgage Acquisition Trust
2.241% due 07/25/2036 •		1,545	787
Limerock CLO LLC
3.559% due 10/20/2026 •		900	901
Long Beach Mortgage Loan Trust
2.851% due 08/25/2045 •		371	374
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		1,000	999
MASTR Specialized Loan Trust
2.841% (US0001M + 0.750%) due 11/25/2035 •		200	196
Merrill Lynch Mortgage Investors Trust
2.161% due 04/25/2047 •		1,482	927
2.351% due 03/25/2037 •		2,070	1,817
2.401% due 12/25/2036 •		838	841
2.411% due 03/25/2037 •		1,000	731
Monroe Capital BSL CLO Ltd.
3.449% due 05/22/2027 •		13,800	13,788
Morgan Stanley ABS Capital, Inc. Trust
2.181% due 01/25/2037 •		672	401
2.191% due 09/25/2036 •		1,856	957
2.231% due 10/25/2036 •		2,447	1,519
2.311% due 10/25/2036 •		1,483	930
3.666% due 09/25/2034 •		1,162	1,168
Morgan Stanley Home Equity Loan Trust
2.441% due 04/25/2037 •		225	157
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •		297	151
5.726% due 10/25/2036 ^×		267	145
National Collegiate Student Loan Trust
2.361% due 09/25/2029 •		4,593	4,536
Navient Private Education Loan Trust
3.573% due 01/16/2035 •		2,623	2,632
New Century Home Equity Loan Trust
2.421% due 02/25/2036 •		845	847
OneMain Financial Issuance Trust
4.100% due 03/20/2028		2,514	2,532
Option One Mortgage Loan Trust
2.231% due 03/25/2037 •		425	385
2.311% due 01/25/2037 •		530	351
Palmer Square CLO Ltd.
3.573% due 10/17/2027 •		25,150	25,187
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.051% due 03/25/2035 •		14,314	14,320
Phoenix Park CLO Ltd.
0.772% due 07/29/2027 •	EUR	250	292
Progress Residential Trust
3.585% due 09/17/2033 •		$13,736	13,768
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 ×		932	459

Residential Asset Securities Corp. Trust
2.251% due 06/25/2036 •		211	211
3.186% due 03/25/2035 •		634	604
Saxon Asset Securities Trust
4.284% due 08/25/2035 ×		42	43
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•		210	77
2.381% due 12/25/2035 •		902	890
2.671% due 11/25/2035 •		417	415
SG Mortgage Securities Trust
2.301% due 10/25/2036 •		2,000	1,417
SLM Private Education Loan Trust
3.223% due 01/15/2026 •		1,608	1,616
SMB Private Education Loan Trust
2.750% due 07/15/2027		9,051	8,984
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		468	466
SoFi Professional Loan Program LLC
1.480% due 05/26/2031		2,119	2,112
3.191% due 10/27/2036 •		5,775	5,834
Soundview Home Loan Trust
2.351% due 02/25/2037 •		1,549	671
Specialty Underwriting & Residential Finance Trust
2.391% due 12/25/2036 •		884	862
Structured Asset Investment Loan Trust
2.241% due 09/25/2036 •		1,029	998
2.251% due 05/25/2036 •		1,139	1,077
2.811% due 05/25/2035 •		1,350	1,357
2.991% due 04/25/2035 •		11,000	10,728
Structured Asset Securities Corp. Mortgage Loan Trust
2.461% due 04/25/2036 •		83	78
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 ×		242	241
Venture CLO Ltd.
3.228% due 04/15/2027 •		1,000	998

Total Asset-Backed Securities (Cost $181,119)			192,011

SOVEREIGN ISSUES 11.7%
Argentina Government International Bond
2.260% due 12/31/2038 ×	EUR	5,000	3,460
3.875% due 01/15/2022		77,420	86,849
5.250% due 01/15/2028		2,000	2,013
5.875% due 01/11/2028		$1,500	1,223
6.875% due 01/11/2048		830	629
7.820% due 12/31/2033	EUR	2,202	2,573
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	93,761	2,958
40.000% due 06/21/2020 ~		19	1
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	1,550	1,968
4.950% due 02/11/2020		100	124
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$1,000	1,031
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (g)	BRL	9,614	2,401
Costa Rica Government International Bond
9.995% due 08/01/2020		$500	546
Dominican Republic International Bond
5.500% due 01/27/2025		5,000	4,979
6.500% due 02/15/2048		1,100	1,046
Ecuador Government International Bond
7.875% due 01/23/2028		6,000	5,049
Egypt Government International Bond
4.750% due 04/16/2026	EUR	2,600	2,797
5.577% due 02/21/2023		$8,900	8,455
5.625% due 04/16/2030	EUR	850	894
Guatemala Government International Bond
5.750% due 06/06/2022		$5,000	5,218
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	852
4.350% due 01/11/2048		$3,000	2,693
6.625% due 02/17/2037		2,400	2,762
Israel Government International Bond
4.125% due 01/17/2048		800	758
Kenya Government International Bond
8.250% due 02/28/2048		1,500	1,409
Kuwait International Government Bond
2.750% due 03/20/2022		4,115	4,014
3.500% due 03/20/2027		14,915	14,547
Mexico Government International Bond
4.750% due 03/08/2044		21,030	19,650
Mongolia Government International Bond
5.625% due 05/01/2023		1,600	1,518
Nigeria Government International Bond
6.500% due 11/28/2027		900	840
7.143% due 02/23/2030		1,400	1,325

Oman Government International Bond
5.625% due 01/17/2028		5,000	4,718
6.750% due 01/17/2048		1,000	909
Pakistan Government International Bond
6.875% due 12/05/2027		2,000	1,743
Panama Government International Bond
6.700% due 01/26/2036		7,100	8,733
Paraguay Government International Bond
5.600% due 03/13/2048		2,200	2,139
Peru Government International Bond
8.750% due 11/21/2033		9,400	13,818
Qatar Government International Bond
3.875% due 04/23/2023		4,500	4,505
4.500% due 04/23/2028		3,100	3,134
5.103% due 04/23/2048		600	600
Russia Government International Bond
11.000% due 07/24/2018		310	311
Saudi Government International Bond
2.875% due 03/04/2023		3,000	2,890
3.625% due 03/04/2028		2,200	2,097
4.500% due 10/26/2046		26,700	24,713
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	764
6.250% due 05/23/2033		$1,700	1,512
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	732
Turkey Government International Bond
5.125% due 02/17/2028		9,000	7,949
5.625% due 03/30/2021		31,700	31,582
5.750% due 05/11/2047		2,000	1,619
6.125% due 10/24/2028		10,600	9,954
Ukraine Government International Bond
7.750% due 09/01/2021		8,000	7,910
7.750% due 09/01/2022		14,120	13,856
7.750% due 09/01/2023		3,300	3,187
Uruguay Government International Bond
5.100% due 06/18/2050		7,250	7,154
7.625% due 03/21/2036		1,100	1,427
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	739
8.250% due 10/13/2024 ^(d)		2,700	747
Vietnam Government International Bond
5.500% due 03/12/2028		5,063	5,072

Total Sovereign Issues (Cost $361,364)			349,096

	SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (e)		68,046	728
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		59,198	15

			743

ENERGY 0.3%
Dommo Energia S.A. «(e)(k)		28,851,551	7,889
Dommo Energia S.A. SP - ADR «		5,233	193

			8,082

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «		157,773	0

UTILITIES 0.0%
Eneva S.A. (e)(k)		19,927	61

Total Common Stocks (Cost $5,634)			8,886

SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.2%
Bank of Montreal
1.537% due 07/03/2018	CAD	2,480	1,886
1.540% due 07/03/2018		1,340	1,019
Bank of Nova Scotia
1.544% due 07/05/2018		180	137
1.550% due 07/03/2018		260	198
National Bank Of Canada
1.525% due 07/03/2018		540	411

Royal Bank of Canada
1.537% due 07/03/2018		540	411
1.537% due 07/04/2018		400	304
1.540% due 07/03/2018		400	304
Toronto Dominion Bank
1.535% due 07/05/2018		400	304
1.537% due 07/03/2018		1,150	875
1.537% due 07/04/2018		230	175
1.540% due 07/03/2018		320	243

			6,267

REPURCHASE AGREEMENTS (l) 0.0%			519
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (h)	ARS	3,100	102
25.650% due 08/15/2018 (h)		5,370	176
25.800% due 08/15/2018 (h)		12,210	401
40.700% due 07/18/2018 (h)		8,308	282

			961

ARGENTINA TREASURY BILLS 0.1%
3.120% due 09/28/2018 (g)(h)		$2,000	1,981
25.623% due 09/14/2018 - 09/19/2018 (f)(g)	ARS	47,721	1,523

			3,504

GREECE TREASURY BILLS 0.1%
0.922% due 07/13/2018 - 10/05/2018 (f)(g)	EUR	2,890	3,372

Total Short-Term Instruments (Cost $16,252)			14,623

Total Investments in Securities (Cost $2,843,229)			2,810,152

	SHARES
INVESTMENTS IN AFFILIATES 14.5%
SHORT-TERM INSTRUMENTS 14.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.5%
PIMCO Short Asset Portfolio		2,995,874	29,977
PIMCO Short-Term Floating NAV Portfolio III		40,917,057	404,506

Total Short-Term Instruments (Cost $434,422)			434,483

Total Investments in Affiliates (Cost $434,422)			434,483

Total Investments 108.5% (Cost $3,277,651)			$3,244,635
Financial Derivative Instruments (n)(p)(0.2)% (Cost or Premiums, net $19,719)			(7,042)
Other Assets and Liabilities, net (8.3)%			(247,217)

Net Assets 100.0%			$2,990,376

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$753	$7,889	0.26%
Eneva S.A.	12/21/2017	86	61	0.00
Rise Ltd.	02/11/2014	3,935	3,885	0.13
Sberbank of Russia Via SB Capital S.A.	01/16/2018	804	800	0.03

		$5,578	$12,635	0.42%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$519	U.S. Treasury Notes 2.125% due 08/15/2021	$(531)	$519	$519

Total Repurchase Agreements						$(531)	$519	$519

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375)%	06/28/2018	TBD	(3)	$(1,555)	$(1,555)
	1.400	06/18/2018	TBD	(3)	(5,032)	(5,035)
NOM	1.250	06/21/2018	TBD	(3)	(5,066)	(5,066)

Total Reverse Repurchase Agreements						$(11,656)

(m)	Securities with an aggregate market value of $12,325 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $6,607 at a weighted average interest rate of 0.884%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	724		$175,633	$(1,511)	$0	$(18)
90-Day Eurodollar March Futures	03/2019	1,241		301,687	(2,575)	0	0
90-Day Eurodollar March Futures	03/2020	513		124,428	(1,033)	0	(19)
Euro-BTP Italy Government Bond September Futures	09/2018	42	EUR	6,241	131	74	0
Euro-Bund 10-Year Bond September Futures	09/2018	44		8,352	64	13	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,223		$138,954	214	0	(29)
U.S. Treasury 10-Year Note September Futures	09/2018	682		81,968	471	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	74		10,730	160	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	120		19,148	370	0	(7)

					$(3,709)	$89	$(73)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Buxl 30-Year Bond September Futures	09/2018	15	EUR	(3,113)	$(39)	$0	$(31)

Total Futures Contracts					$(3,748)	$89	$(104)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2018	0.111%		$8,300	$757	$(549)	$208	$2	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.540		9,200	194	(13)	181	0	(3)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	5.548		3,200	180	(240)	(60)	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.862		200	0	1	1	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.081		14,100	1,307	(951)	356	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.166		1,500	188	(80)	108	0	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2022	0.888		100	20	(3)	17	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.998		4,650	33	426	459	0	(10)
Novo Banco S.A.	5.000	Quarterly	12/20/2021	8.955	EUR	1,000	(233)	183	(50)	20	0
Sprint Corp.	5.000	Quarterly	12/20/2021	2.482		$14,000	93	1,057	1,150	0	(5)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.548	EUR	900	2	10	12	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2021	0.732		100	(1)	2	1	0	0

							$2,540	$(157)	$2,383	$26	$(19)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$506,900	$30,671	$(257)	$30,414	$240	$0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	3,000	41	13	54	2	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,300	35	7	42	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	347,600	5,673	(327)	5,346	176	0

					$36,420	$(564)	$35,856	$419	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026		$2,100	$114	$72	$186	$2	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,400	(87)	394	307	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		7,100	625	187	812	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,500	896	(92)	804	11	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	(1,241)	67	0	(8)
Pay (5)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	126,600	(726)	2,024	1,298	0	(2)
Pay (5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		18,800	264	433	697	30	0
Pay (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	20,000	(404)	277	(127)	0	(29)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	197,100	(543)	(105)	(648)	25	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		187,800	(588)	(1)	(589)	26	0
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		626,100	(267)	(596)	(863)	95	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		61,900	0	(56)	(56)	10	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		48,300	0	(41)	(41)	8	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		47,000	0	(53)	(53)	7	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		19,200	0	(12)	(12)	3	0

							$592	$1,190	$1,782	$226	$(39)

Total Swap Agreements							$39,552	$469	$40,021	$671	$(58)

(o)	Securities with an aggregate market value of $47,665 and cash of $4,680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	DKK	2,736		$409	$0	$(20)
	08/2018	ARS	12,210		567	163	0
	08/2018	CAD	8,294		6,422	109	0
	08/2018	MXN	12,448		624	3	0
	09/2018	ARS	5,985		272	80	0
BPS	07/2018		49,476		1,802	92	0
	07/2018		$3,728	ARS	98,952	0	(324)
	08/2018	ARS	5,370		$249	72	0
	08/2018	CHF	793		801	0	(3)
	01/2019	BRL	9,614		2,882	443	0
BRC	08/2018		$19,608	MXN	373,919	0	(941)
CBK	07/2018	DKK	4,037		$638	13	(8)
	07/2018	GBP	79,526		105,362	407	0
	07/2018		$49	ARS	1,288	0	(5)
	07/2018		4,944	EUR	4,278	52	0
	07/2018		2,435	GBP	1,813	0	(42)
	07/2018		141	MXN	2,842	2	0
	08/2018	MXN	15,189		$725	0	(33)
	09/2018		$30	ARS	830	0	(4)
DUB	07/2018	ARS	6,174		$219	9	0
GLM	07/2018	CAD	8,240		6,363	95	0
	07/2018	EUR	6,307		7,349	0	(17)
	07/2018		$12,422	EUR	10,482	0	(182)
HUS	07/2018	ARS	8,938		$409	105	0
	07/2018	RUB	349,075		5,538	0	(16)
	07/2018		$319	ARS	8,812	0	(19)
	08/2018	ARS	3,100		$144	41	0
	08/2018		$11,998	RUB	754,461	16	(66)
	09/2018	CNH	3,965		$623	27	0
JPM	07/2018	AUD	997		751	13	0
	07/2018		$152	MXN	3,075	2	0
	07/2018		5,464	RUB	349,075	90	0
	08/2018		6,587	CAD	8,400	0	(193)
	09/2018	IDR	83,681,014		$5,758	0	(23)
NGF	07/2018	ARS	3,296		116	4	0
SCX	08/2018		$6,985	TRY	31,197	0	(318)
	09/2018		2,808	INR	190,670	0	(52)
SSB	08/2018	CHF	136		$139	1	0
TOR	10/2018	DKK	8,040		1,244	0	(25)
UAG	07/2018	EUR	208,449		241,437	0	(1,990)
	07/2018		$227,333	EUR	195,783	1,302	0
	07/2018		102,756	GBP	77,713	0	(194)
	08/2018	EUR	195,783		$227,841	0	(1,290)
	08/2018	GBP	77,713		102,902	200	0
	09/2018		$5,737	IDR	81,708,322	0	(92)

Total Forward Foreign Currency Contracts						$3,341	$(5,857)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000%	09/19/2018	$40,000	$(152)	$(231)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	2,100	(2)	(1)
MYC	Put - OTC CDX.HY-30 5-Year Index	Sell	103.500	08/15/2018	115,000	(492)	(440)

						$(646)	$(672)

Total Written Options						$(646)	$(672)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.451%		$25,550	$(94)	$170	$76	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		41,900	(1,508)	1,328	0	(180)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.984		8,600	(128)	136	8	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.584		5,000	(451)	370	0	(81)
	Telecom Italia SpA	1.000	Quarterly	12/20/2022	1.850	EUR	6,400	(95)	(177)	0	(272)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	2.601		$2,800	(151)	(37)	0	(188)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		16,900	(166)	(106)	0	(272)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		5,700	(58)	(27)	0	(85)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.584		10,000	(901)	740	0	(161)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		700	(67)	49	0	(18)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		36,100	(467)	292	0	(175)
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451		14,075	(49)	91	42	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		4,400	(45)	(21)	0	(66)
	Turkey Government International Bond	1.000	Quarterly	03/20/2020	2.195		16,600	(769)	444	0	(325)
DUB	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.256		12,286	(488)	536	48	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.584		12,700	(1,137)	932	0	(205)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		700	(66)	48	0	(18)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.442		2,150	(83)	61	0	(22)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.687		1,000	(110)	164	54	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		32,200	(342)	186	0	(156)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		24,800	(329)	(70)	0	(399)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061		16,450	(262)	230	0	(32)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		34,300	(286)	(228)	0	(514)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		2,600	(240)	171	0	(69)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.327		9,100	(199)	79	0	(120)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	1.261		15,000	(921)	860	0	(61)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.687		4,150	(456)	680	224	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	2.601		50	(3)	0	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683		8,700	(551)	(88)	0	(639)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		15,300	(202)	(44)	0	(246)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061		2,850	(45)	39	0	(6)
JPM	Philippines Government International Bond	1.000	Quarterly	06/20/2022	0.734		25,400	244	17	261	0
MYC	Novo Banco S.A.	5.000	Quarterly	12/20/2021	8.955	EUR	100	(28)	23	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.442		$4,500	(147)	101	0	(46)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.706		2,000	14	9	23	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		21,200	(1,305)	995	0	(310)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.590		600	(55)	25	0	(30)
UAG	Park Aerospace Holdings Ltd.«	5.000	Quarterly	07/01/2020	2.998		600	35	(12)	23	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		18,900	(1,385)	958	0	(427)

								$(13,296)	$8,924	$759	$(5,131)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$12,700	$313	$(55)	$258	$0
DUB	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,800	(155)	154	0	(1)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,000	(192)	152	0	(40)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	63,200	(2,417)	2,395	0	(22)
MEI	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	17,600	(712)	706	0	(6)
MYC	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	53,100	(2,127)	2,109	0	(18)
UAG	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,100	(329)	326	0	(3)

						$(5,619)	$5,787	$258	$(90)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	09/20/2018	$4,300	$(21)	$15	$0	$(6)
BPS	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	09/20/2018	25,300	(122)	31	0	(91)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	09/20/2018	4,300	(21)	5	0	(16)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	21,100	(108)	(27)	0	(135)

								$(272)	$24	$0	$(248)

Total Swap Agreements								$(19,187)	$14,735	$1,017	$(5,469)

(q)

Securities with an aggregate market value of $5,995 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$309	$89,892	$31,594	$121,795
Corporate Bonds & Notes
Banking & Finance	0	524,290	0	524,290
Industrials	0	445,381	3,432	448,813
Utilities	0	128,728	0	128,728
Convertible Bonds & Notes
Industrials	0	562	0	562
Municipal Bonds & Notes
California	0	217	0	217
Illinois	0	5,886	0	5,886
Texas	0	3,767	0	3,767
U.S. Government Agencies	0	195,950	0	195,950
U.S. Treasury Obligations	0	583,465	0	583,465
Non-Agency Mortgage-Backed Securities	0	232,063	0	232,063
Asset-Backed Securities	0	192,011	0	192,011
Sovereign Issues	0	349,096	0	349,096
Common Stocks
Consumer Discretionary	743	0	0	743
Energy	0	0	8,082	8,082
Utilities	61	0	0	61
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Commercial Paper	0	6,267	0	6,267
Repurchase Agreements	0	519	0	519
Short-Term Notes	0	961	0	961
Argentina Treasury Bills	0	3,504	0	3,504
Greece Treasury Bills	0	3,372	0	3,372
	$1,113	$2,765,931	$43,108	$2,810,152

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$434,483	$0	$0	$434,483

Total Investments	$435,596	$2,765,931	$43,108	$3,244,635

Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	671	0	760
Over the counter	0	4,335	23	4,358
	$89	$5,006	$23	$5,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(104)	(58)	0	(162)
Over the counter	0	(11,998)	0	(11,998)
	$(104)	$(12,056)	$0	$(12,160)

Total Financial Derivative Instruments	$(15)	$(7,050)	$23	$(7,042)

Totals	$435,581	$2,758,881	$43,131	$3,237,593

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$22,410	$6,501	$(6,201)	$(1)	$11	$(71)	$9,385	$-440	$31,594	$(62)
Corporate Bonds & Notes
Industrials	3,528	0	0	0	0	(96)	0	0	3,432	(96)
Asset-Backed Securities	2,414	0	0	1	0	(27)	0	(2,388)	0	0
Common Stocks
Energy	8,944	0	0	0	0	(862)	0	0	8,082	(862)

	$37,296	$6,501	$(6,201)	$0	$11	$(1,056)	$9,385	$(2,828)	$43,108	$(1,020)
Financial Derivative Instruments - Assets
Over the counter	$26	$0	$0	$0	$0	$(3)	$0	$0	$23	$(3)

Totals	$37,322	$6,501	$(6,201)	$0	$11	$(1,059)	$9,385	$(2,828)	$43,131	$(1,023)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$17,926	Proxy Pricing	Base Price	98.010 - 100.074
	13,668	Third Party Vendor	Broker Quote	99.000 - 105.000
Corporate Bonds & Notes
Industrials	3,152	Proxy Pricing	Base Price	101.670
	280	Third Party Vendor	Broker Quote	101.750
Common Stocks
Energy	8,082	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments - Assets
Over the counter	23	Indicative Market Quotation	Broker Quote	3.762

Total	$43,131

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Dynamic Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020		$200	$199
4.088% (LIBOR03M + 2.000%) due 01/15/2025		100	99
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025		4,279	4,198
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025		646	647
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025		1,708	1,711
Wand Merger Corp.
TBD% due 04/27/2019		11,000	10,932

Total Loan Participations and Assignments (Cost $17,784)			17,786

CORPORATE BONDS & NOTES 25.6%
BANKING & FINANCE 18.0%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,395
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~		6,600	3,993
AIA Group Ltd.
3.900% due 04/06/2028		2,800	2,799
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,000
4.125% due 03/30/2020		100	100
4.750% due 09/10/2018		5,000	5,016
Ambac Assurance Corp.
5.100% due 06/07/2020		1	2
Ambac LSNI LLC
7.337% due 02/12/2023 •		6	6
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (j)(k) •	EUR	2,000	2,435
7.000% due 02/19/2019 (j)(k) •		3,600	4,309
Banco Santander S.A.
6.250% due 09/11/2021 (j)(k) •		2,100	2,588
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	119,000	7,670
3.499% due 05/17/2022 •		$1,300	1,300
3.550% due 03/05/2024 •		5,100	5,049
4.125% due 01/22/2024		11,000	11,185
5.875% due 03/15/2028 (j) •		5,300	5,187
6.500% due 07/15/2018		300	300
6.875% due 11/15/2018		300	305
Barclays Bank PLC
10.000% due 05/21/2021	GBP	25,675	40,667
14.000% due 06/15/2019 (j) •		27,431	40,086
Barclays PLC
4.972% due 05/16/2029 •		$1,900	1,885
6.500% due 09/15/2019 (j)(k) •	EUR	400	482
7.000% due 09/15/2019 (j)(k) •	GBP	200	270
8.250% due 12/15/2018 (j)(k) •		$1,900	1,934
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,400	3,417
Citigroup, Inc.
4.044% due 06/01/2024 •		9,200	9,259
4.075% due 04/23/2029 •		2,400	2,357
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	1,965
5.500% due 06/29/2020 (j)(k) •	EUR	600	750
6.625% due 06/29/2021 (j)(k) •		200	263
6.875% due 03/19/2020 (k)		4,000	5,186
Corp. Andina de Fomento
3.950% due 10/15/2021 (i)	MXN	276,272	13,533
Credit Suisse AG
6.500% due 08/08/2023 (k)		$7,700	8,208
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		14,975	14,419
Deutsche Bank AG
4.250% due 10/14/2021		20,050	19,755
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		4,271	4,357

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,351	3,463
Ford Motor Credit Co. LLC
3.589% (US0003M + 1.235%) due 02/15/2023 ~		10,000	10,068
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		6,000	5,860
3.691% due 06/05/2028 •		16,100	15,274
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,474
HSBC Holdings PLC
3.400% due 03/08/2021		$400	400
4.300% due 03/08/2026		400	401
6.000% due 05/22/2027 (j)(k) •		2,100	1,953
6.250% due 03/23/2023 (j)(k) •		2,200	2,162
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,335
Intesa Sanpaolo SpA
3.875% due 01/12/2028		8,900	7,641
7.000% due 01/19/2021 (j)(k) •	EUR	700	837
7.700% due 09/17/2025 (j)(k) •		$1,541	1,443
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	17,779
3.220% due 03/01/2025 •		8,000	7,721
4.005% due 04/23/2029 •		1,000	988
Lloyds Bank PLC
12.000% due 12/16/2024 (j) •		11,050	13,571
Lloyds Banking Group PLC
4.450% due 05/08/2025		12,900	12,985
6.375% due 06/27/2020 (j)(k) •	EUR	1,000	1,245
7.000% due 06/27/2019 (j)(k) •	GBP	2,100	2,830
7.625% due 06/27/2023 (j)(k) •		2,700	3,905
7.875% due 06/27/2029 (j)(k) •		400	614
Morgan Stanley
3.125% due 01/23/2023		$1,800	1,757
3.772% due 01/24/2029 •		1,900	1,833
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,296
Nationwide Building Society
3.766% due 03/08/2024 •		10,400	10,191
3.900% due 07/21/2025		2,800	2,776
4.302% due 03/08/2029 •		13,500	13,018
10.250% (j)~	GBP	12	2,461
Navient Corp.
5.500% due 01/15/2019		$7,186	7,252
5.875% due 03/25/2021		6,604	6,728
8.000% due 03/25/2020		100	106
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	616
QBE Insurance Group Ltd.
7.500% due 11/24/2043 (k) •		17,650	19,283
Rio Oil Finance Trust
8.200% due 04/06/2028		400	406
9.250% due 07/06/2024		170	183
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		2,200	2,193
6.125% due 12/15/2022		180	190
6.400% due 10/21/2019		42,650	44,260
7.648% due 09/30/2031 (j) •		2,125	2,672
8.000% due 08/10/2025 (j)(k) •		900	947
Santander UK PLC
2.500% due 03/14/2019		24,500	24,453
2.920% (US0003M + 0.620%) due 06/01/2021~		1,500	1,500
Societe Generale S.A.
8.250% due 11/29/2018 (j)(k) •		300	304
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,393
6.125% due 05/15/2022		950	974
Stichting AK Rabobank Certificaten
6.500% (j)	EUR	3,400	4,717
Toronto-Dominion Bank
3.331% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,514
UBS AG
7.625% due 08/17/2022 (k)		35,100	38,835
Unigel Luxembourg S.A.
10.500% due 01/22/2024		4,000	4,135
Wand Merger Corp.
9.125% due 07/15/2026 (b)		7,000	7,000
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,739
3.584% due 05/22/2028 •		2,900	2,781

5.900% due 06/15/2024 (j) •		1,300	1,306

			586,200

INDUSTRIALS 5.4%
AbbVie, Inc.
2.900% due 11/06/2022		500	485
3.600% due 05/14/2025		4,700	4,557
4.500% due 05/14/2035		4,500	4,423
Altice Financing S.A.
6.625% due 02/15/2023		700	692
Altice France S.A.
5.625% due 05/15/2024	EUR	3,300	4,005
Amazon.com, Inc.
4.050% due 08/22/2047		$6,300	6,187
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,900	2,921
BC Unlimited Liability Co.
4.250% due 05/15/2024		3,100	2,953
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,255
3.625% due 01/15/2024		500	484
CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,668
Charter Communications Operating LLC
3.579% due 07/23/2020		800	800
4.464% due 07/23/2022		100	101
4.500% due 02/01/2024 (b)		600	600
4.908% due 07/23/2025		15,700	15,873
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,879
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		1,600	1,548
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		62	67
Continental Resources, Inc.
4.375% due 01/15/2028		3,900	3,874
CVS Health Corp.
3.500% due 07/20/2022		500	496
4.300% due 03/25/2028		7,000	6,916
5.125% due 07/20/2045		1,700	1,727
DAE Funding LLC
5.000% due 08/01/2024		200	193
Dell International LLC
3.480% due 06/01/2019		2,950	2,958
4.420% due 06/15/2021		4,250	4,313
6.020% due 06/15/2026		2,250	2,369
DISH DBS Corp.
7.875% due 09/01/2019		4,800	4,992
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,412
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,204
Exela Intermediate LLC
10.000% due 07/15/2023		1,300	1,334
General Mills, Inc.
3.363% (US0003M + 1.010%) due 10/17/2023 ~		800	807
HCA, Inc.
3.750% due 03/15/2019		15,550	15,647
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		3,200	3,160
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	3,600	4,288
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		$5,534	5,829
Kraft Heinz Foods Co.
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		100	98
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025		1,600	1,662
Marvell Technology Group Ltd.
4.875% due 06/22/2028		1,200	1,193
MGM Resorts International
6.750% due 10/01/2020		500	525
Murphy Oil Corp.
5.750% due 08/15/2025		2,600	2,599
Newfield Exploration Co.
5.375% due 01/01/2026		5,100	5,240
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		300	298
5.500% due 02/15/2024		100	99
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,365
Pisces Midco, Inc.
8.000% due 04/15/2026		2,000	1,934

QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)		2,256	953
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,521
4.800% due 05/20/2045		1,900	1,903
QVC, Inc.
3.125% due 04/01/2019		3,500	3,497
Reynolds American, Inc.
4.000% due 06/12/2022		800	806
Safeway, Inc.
7.250% due 02/01/2031		1,000	935
Sirius XM Radio, Inc.
3.875% due 08/01/2022		1,000	970
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		5,600	5,571
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	2,100	2,494
6.000% due 04/15/2024		$2,200	2,200
Universal Health Services, Inc.
3.750% due 08/01/2019		12,200	12,246
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,100	3,071
3.150% due 04/01/2022		3,400	3,340
3.375% due 11/30/2021		200	199
3.550% due 04/01/2025		1,500	1,430

			177,265

UTILITIES 2.2%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		6,300	6,329
4.300% due 02/15/2030		105	99
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		2,200	2,202
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		2,700	2,700
Enable Midstream Partners LP
4.950% due 05/15/2028		2,500	2,437
Petrobras Global Finance BV
4.375% due 05/20/2023		50	47
5.999% due 01/27/2028		26,210	23,766
6.625% due 01/16/2034	GBP	1,200	1,544
6.850% due 06/05/2115		$200	169
Sprint Capital Corp.
6.900% due 05/01/2019		250	256
Sprint Communications, Inc.
7.000% due 08/15/2020		4,900	5,084
Sprint Corp.
7.625% due 03/01/2026		6,600	6,740
Transocean Proteus Ltd.
6.250% due 12/01/2024		2,168	2,197
Verizon Communications, Inc.
3.376% due 02/15/2025		1,556	1,497
3.443% (US0003M + 1.100%) due 05/15/2025 ~		3,000	2,999
4.125% due 03/16/2027		7,400	7,307
4.329% due 09/21/2028		7,144	7,095

			72,468

Total Corporate Bonds & Notes (Cost $866,521)			835,933

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047		2,255	2,230
2.781% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,050
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019		15,000	15,378

			20,658

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		3,200	3,470
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		1,100	1,230

			4,700

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2026 ^(d)		275	118
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.900% due 07/01/2028 ^(d)		400	171

Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	195	83
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.750% due 07/01/2041 ^(d)	155	66
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	850	346
5.500% due 07/01/2026 ^(d)	120	51
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(d)	280	118
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.050% due 07/01/2032 ^(d)	55	23

		976

WASHINGTON 0.9%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,292
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,473
2.953% due 07/01/2022	15,000	14,960

		27,725

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	34,905	2,161
7.467% due 06/01/2047	5,220	5,220

		7,381

Total Municipal Bonds & Notes (Cost $59,088)		61,440

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	60	60
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	53	53
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	33	33
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	20	20
2.391% (LIBOR01M + 0.300%) due 12/25/2028 ~	2	3
2.441% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2042 ~	153	152
2.535% (LIBOR01M + 0.450%) due 10/18/2030 ~	2	2
2.635% (LIBOR01M + 0.550%) due 04/18/2032 ~	32	33
2.664% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	233	236
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~	1	1
3.125% (PRIME - 1.625%) due 11/25/2023 ~	18	18
3.126% (US0012M + 1.376%) due 12/01/2034 ~	31	32
3.217% (COF 11 + 1.251%) due 05/01/2036 ~	7	7
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	11	11
3.353% (US0012M + 1.603%) due 12/01/2034 ~	18	19
3.375% (US0012M + 1.625%) due 09/01/2035 ~	262	275
3.487% (US0012M + 1.737%) due 12/01/2035 ~	1	1
3.493% (US0012M + 1.743%) due 09/01/2034 ~	16	16
3.500% due 10/01/2040 - 09/01/2046	22,265	22,231
3.510% (US0012M + 1.625%) due 02/01/2036 ~	68	72
3.517% (H15T1Y + 2.210%) due 09/01/2039 ~	21	21
3.522% (US0012M + 1.550%) due 03/01/2036 ~	181	188
3.534% (H15T1Y + 2.215%) due 09/01/2031 ~	13	14
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	161	170
3.566% due 05/25/2035 ~	18	19
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	246	262
3.993% (H15T1Y + 2.095%) due 05/01/2036 ~	61	64
4.197% (COF 11 + 1.250%) due 08/01/2028 ~	2	2
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	18	19
5.000% due 01/25/2035	16	17
5.610% due 01/25/2032	40	41
5.750% due 02/25/2033 - 08/25/2033	188	197
6.000% due 01/25/2033 - 07/25/2044	193	214
6.473% due 10/25/2031	1	1
6.500% due 06/01/2036 - 10/01/2038	2,786	3,177
6.589% due 10/25/2031	81	85
7.500% due 12/25/2019 - 06/25/2032	62	66
9.000% due 12/25/2019	6	6
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	39,800	38,530
3.500% due 07/01/2048 - 08/01/2048	423,200	420,669
Federal Housing Administration
6.896% due 07/01/2020	94	94
7.430% due 02/01/2023	3	3
7.465% due 11/01/2019	2	2
Freddie Mac
1.672% due 10/25/2021 (a) ~	35,096	1,428
2.423% (LIBOR01M + 0.350%) due 12/15/2029 ~	53	53
2.573% (LIBOR01M + 0.500%) due 01/15/2032 ~	8	8
2.835% (12MTA + 1.400%) due 07/25/2044 ~	2,065	2,077
3.127% (US0012M + 1.345%) due 09/01/2035 ~	7	8
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	5	5

3.521% (US0012M + 1.771%) due 09/01/2035 ~	4	4
3.551% (US0012M + 1.731%) due 08/01/2035 ~	12	12
3.742% (US0012M + 1.738%) due 03/01/2036 ~	76	79
5.000% due 03/15/2021 - 08/15/2038	76	77
5.015% due 07/25/2033 ~	2	2
5.500% due 09/15/2039	102	110
6.000% due 05/15/2035	172	190
6.279% due 12/25/2030	127	131
6.500% due 10/25/2043	73	84
6.555% due 09/25/2029 ~	64	69
6.761% due 11/25/2030	10	10
7.000% due 07/25/2043	45	52
7.500% due 08/15/2030 - 03/25/2044	87	102
Ginnie Mae
2.384% (LIBOR01M + 0.300%) due 05/20/2037 ~	661	659
2.585% (LIBOR01M + 0.500%) due 04/16/2032 ~	8	8
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2030 ~	30	31
2.635% (LIBOR01M + 0.550%) due 12/16/2025 ~	32	32
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2030 ~	42	44
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 10/20/2029 ~	38	39
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2027 ~	88	91
5.000% due 03/15/2039 - 05/15/2039	1,114	1,186
5.500% due 10/15/2034 - 03/15/2035	83	90
6.000% due 06/20/2038	33	34
8.000% due 03/20/2030	13	16
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	47	48
4.760% due 09/01/2025	51	52
5.600% due 09/01/2028	203	216
6.220% due 12/01/2028	169	183
7.190% due 12/01/2019	10	11
7.200% due 10/01/2019	54	55

Total U.S. Government Agencies (Cost $492,958)		494,434

U.S. TREASURY OBLIGATIONS 27.1%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	18
2.500% due 05/15/2046	600	545
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2026 (o)	51	49
0.250% due 01/15/2025	37,764	36,741
0.375% due 07/15/2027	26,220	25,515
0.625% due 01/15/2026	18,672	18,575
1.750% due 01/15/2028	14,710	16,079
2.375% due 01/15/2025	19,938	22,114
2.375% due 01/15/2027	57,523	65,437
U.S. Treasury Notes
1.375% due 06/30/2023 (o)	2	2
1.625% due 02/15/2026 (o)(q)	7,210	6,615
1.750% due 01/31/2023	700	671
1.875% due 12/15/2020 (m)	118,700	116,713
1.875% due 07/31/2022 (m)(o)(q)	87,800	84,989
2.000% due 05/31/2021 (o)(q)	38,300	37,638
2.000% due 04/30/2024 (m)	76,640	73,413
2.000% due 05/31/2024 (m)	158,100	151,319
2.000% due 02/15/2025 (o)(q)	2,400	2,282
2.125% due 09/30/2021 (o)(q)	53,500	52,633
2.125% due 05/15/2025 (o)(q)	1,485	1,421
2.250% due 01/31/2024 (o)(q)	9,520	9,262
2.250% due 11/15/2024	18,700	18,093
2.375% due 08/15/2024 (o)	61,170	59,715
2.500% due 05/15/2024	32,900	32,384
2.750% due 02/15/2024	53,480	53,408

Total U.S. Treasury Obligations (Cost $910,943)		885,631

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust
2.351% due 03/25/2036 •	356	259
4.055% due 10/25/2035 ^~	1,177	1,118
4.069% due 09/25/2035 ~	12	11
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	604	510
2.478% due 11/25/2046 •	10,955	6,097
2.528% due 10/25/2046 •	279	265
American Home Mortgage Investment Trust
3.746% due 10/25/2034 •	10	10
3.998% due 09/25/2045 •	276	277
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	674	661
Banc of America Funding Trust
2.274% due 10/20/2036 •	603	541
2.301% due 04/25/2037 ^•	510	422
2.364% due 06/20/2047 •	2,000	1,732

2.491% due 05/25/2037 ^•	339	302
3.636% due 10/20/2046 ^~	2,332	2,002
3.734% due 06/20/2037 ^~	172	163
5.500% due 09/25/2034	1,482	1,461
5.806% due 03/25/2037 ^~	16	15
5.878% due 10/25/2036 ^~	465	427
6.000% due 08/25/2037 ^	1,229	1,142
Banc of America Mortgage Trust
3.859% due 02/25/2034 ~	75	75
4.202% due 05/25/2034 ~	225	228
6.500% due 10/25/2031	3	3
BCAP LLC Trust
2.304% due 11/26/2046 •	3,888	3,885
3.136% due 04/26/2037 ~	1,381	1,373
3.640% due 10/26/2036 ~	341	300
4.000% due 04/26/2037 ~	27	27
5.250% due 02/26/2036 ~	2,679	2,169
5.250% due 06/26/2037	1,198	1,166
10.363% due 02/26/2036 ~	1,477	700
12.543% due 06/26/2036 ~	2,924	1,162
13.456% due 04/26/2037 ~	1,167	571
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~	12	11
3.661% due 08/25/2035 ~	232	204
3.663% due 08/25/2035 ~	126	117
3.698% due 02/25/2033 ~	5	4
3.750% due 10/25/2034 ~	60	58
3.753% due 11/25/2034 ~	170	167
3.814% due 01/25/2034 ~	336	339
3.912% due 04/25/2034 ~	51	51
3.977% due 11/25/2034 ~	4	4
4.099% due 05/25/2034 ~	36	35
Bear Stearns ALT-A Trust
2.291% due 02/25/2034 •	123	111
2.411% due 08/25/2036 ^•	2,049	2,139
2.431% due 08/25/2036 •	906	706
2.531% due 04/25/2036 •	2,908	3,151
2.791% due 09/25/2034 •	406	407
3.532% due 03/25/2036 ~	495	430
3.544% due 03/25/2036 ~	1,894	1,405
3.576% due 11/25/2036 ^~	644	584
3.769% due 08/25/2036 ^~	19	14
3.774% due 01/25/2036 ^~	1,645	1,637
3.781% due 05/25/2035 ~	3,081	3,136
3.882% due 11/25/2035 ^~	164	144
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^	1,193	1,203
Bear Stearns Mortgage Funding Trust
2.281% due 01/25/2037 •	3,074	2,916
Chase Mortgage Finance Trust
3.623% due 07/25/2037 ~	64	66
3.885% due 02/25/2037 ~	75	75
ChaseFlex Trust
2.391% due 07/25/2037 •	746	695
4.370% due 08/25/2037 ^	2,981	2,880
6.000% due 02/25/2037 ^	811	599
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% due 05/25/2036 •	1,325	1,286
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	175	175
6.000% due 09/25/2037	329	339
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	67	66
Citigroup Global Markets Mortgage Securities, Inc.
2.591% due 05/25/2032 •	83	83
Citigroup Mortgage Loan Trust
3.710% due 11/25/2035 •	1,636	1,645
3.763% due 11/25/2036 ^~	761	724
3.841% due 08/25/2035 ~	898	905
3.841% due 08/25/2035 ^~	101	78
4.109% due 09/25/2037 ^~	3,109	2,563
Citigroup Mortgage Loan Trust, Inc.
3.739% due 02/25/2034 ~	87	87
3.890% due 09/25/2035 •	455	446
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	729	711
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	716	596
Countrywide Alternative Loan Trust
2.211% due 06/25/2036 •	1,270	1,191
2.231% due 04/25/2047 •	4,124	3,949
2.261% due 01/25/2037 ^•	112	109
2.281% due 09/25/2046 ^•	152	139
2.291% due 06/25/2037 •	24	23
2.314% due 07/20/2035 •	43	42
2.341% due 09/25/2046 ^•	862	665

2.371% due 12/25/2035 •		421	405
2.404% due 11/20/2035 •		3,476	3,238
2.441% due 05/25/2036 ^•		1,522	888
2.441% due 05/25/2037 ^•		56	32
2.461% due 02/25/2037 ^•		11,664	4,778
2.491% due 05/25/2036 •		2,292	1,997
2.541% due 09/25/2035 ^•		3,807	3,063
2.591% due 12/25/2035 ^•		4,243	3,197
2.591% due 05/25/2037 ^•		1,369	798
2.791% due 05/25/2036 •		1,753	1,121
2.801% due 07/25/2036 ^•		1,417	860
2.841% due 08/25/2035 ^•		116	99
2.891% due 12/25/2035 ^•		852	754
2.991% due 12/25/2036 ^•		6,274	3,509
3.038% due 01/25/2036 •		1,150	1,147
3.315% due 10/25/2035 ^~		510	444
3.753% due 06/25/2047 ~		204	191
5.250% due 06/25/2035 ^		26	25
5.500% due 04/25/2035		584	597
5.500% due 10/25/2035 ^		570	489
5.500% due 11/25/2035 ^		2,621	2,387
5.500% due 12/25/2035 ^		343	298
5.500% due 01/25/2036		478	426
5.500% due 03/25/2036 ^		71	55
5.750% due 07/25/2035 ^		2,360	2,138
6.000% due 04/25/2036 ^		977	757
6.000% due 01/25/2037 ^		1,220	1,055
6.000% due 02/25/2037 ^		2,946	2,184
6.000% due 03/25/2037 ^		1,179	889
6.000% due 08/25/2037 ^		786	641
6.250% due 11/25/2036 ^		706	603
6.500% due 09/25/2037 ^		1,420	1,007
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% due 04/25/2035 •		3	3
2.731% due 03/25/2035 •		181	179
2.751% due 02/25/2035 •		75	73
2.831% due 02/25/2035 •		1,308	1,265
2.851% due 09/25/2034 •		5	5
3.433% due 03/25/2037 ^~		150	137
3.462% due 02/20/2036 ^•		467	414
3.491% due 09/25/2034 ^~		33	26
3.519% due 11/25/2034 ~		76	75
3.537% due 02/20/2036 ^•		915	842
3.606% due 12/25/2033 ~		31	31
3.634% due 07/25/2034 ~		177	178
3.672% due 10/19/2032 ~		5	5
3.679% due 08/25/2034 ^~		9	9
3.679% due 08/25/2034 ~		143	140
3.738% due 06/20/2035 ~		18	17
3.742% due 11/19/2033 ~		28	27
4.278% due 06/25/2033 ~		225	227
5.500% due 03/25/2035		34	34
5.500% due 11/25/2035 ^		113	102
5.500% due 07/25/2037 ^		730	602
5.750% due 07/25/2037 ^		3,618	3,277
6.000% due 02/25/2036 ^		725	564
6.000% due 03/25/2036 ^		6	5
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •		1,414	1,369
Credit Suisse First Boston Mortgage Securities Corp.
0.430% due 05/15/2023 (a) ~		180,352	697
2.511% due 03/25/2032 ~		78	74
6.000% due 01/25/2036 ^		1,632	1,210
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~		6	6
7.000% due 02/25/2034		200	219
Credit Suisse Mortgage Capital Certificates
3.404% due 07/27/2037 ~		3,241	3,010
3.552% due 08/27/2046 ~		2,991	3,022
3.591% due 02/26/2036 ~		380	379
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		564	465
7.000% due 08/25/2037 ~		1,082	886
Deutsche ALT-A Securities, Inc.
2.191% due 08/25/2037 ^•		847	734
2.211% due 08/25/2036 •		2,957	2,809
2.391% due 04/25/2037 •		705	472
Downey Savings & Loan Association Mortgage Loan Trust
2.345% due 08/19/2045 •		21	20
2.478% due 03/19/2046 ^•		972	921
EMF-NL BV
0.671% due 07/17/2041 •	EUR	1,200	1,364
EMF-NL Prime BV
0.471% due 04/17/2041 •		5,122	5,711
Eurosail PLC
1.171% due 10/17/2040 •		2,754	3,243

First Horizon Alternative Mortgage Securities Trust
3.330% due 03/25/2035 ~		$47	39
3.500% due 04/25/2036 ^~		703	667
4.012% due 06/25/2036 ~		804	745
4.018% due 01/25/2036 ^~		5,509	4,427
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,245	1,091
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~		208	176
GMAC Mortgage Corp. Loan Trust
4.243% due 06/25/2034 ~		6	6
GreenPoint Mortgage Funding Trust
2.531% due 06/25/2045 •		14	13
2.631% due 11/25/2045 •		100	90
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~		33	33
Grifonas Finance PLC
0.009% due 08/28/2039 •	EUR	748	785
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	307
GSMPS Mortgage Loan Trust
2.441% due 03/25/2035 •		62	58
GSR Mortgage Loan Trust
3.630% due 03/25/2033 •		15	15
3.892% due 06/25/2034 ~		187	185
5.750% due 03/25/2036 ^		420	439
5.750% due 01/25/2037		886	823
6.000% due 02/25/2036 ^		2,452	1,961
6.000% due 03/25/2037 ^		1,621	1,453
6.000% due 05/25/2037 ^		554	520
6.500% due 09/25/2036 ^		511	422
HarborView Mortgage Loan Trust
2.265% due 11/19/2036 •		206	201
2.265% due 07/19/2046 ^•		222	146
2.265% due 11/19/2046 ^•		60	52
2.395% due 11/19/2035 •		1,276	1,210
2.565% due 06/19/2035 •		75	74
2.585% due 01/19/2036 •		1,756	1,385
2.645% due 02/19/2036 •		1,247	1,051
2.745% due 06/19/2045 ^•		3,427	2,256
2.835% due 10/19/2035 •		758	644
2.905% due 11/19/2034 •		886	807
3.630% due 04/19/2034 ~		8	8
HomeBanc Mortgage Trust
3.616% due 04/25/2037 ^~		13,546	12,228
Impac CMB Trust
2.751% due 03/25/2035 •		146	141
Impac Secured Assets Trust
2.441% due 05/25/2036 •		295	293
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		367	389
IndyMac Mortgage Loan Trust
2.251% due 04/25/2037 •		614	597
2.281% due 09/25/2046 •		36	33
2.291% due 11/25/2046 •		571	520
2.341% due 02/25/2037 •		2,547	1,810
3.607% due 06/25/2037 ^~		851	742
3.658% due 12/25/2034 ~		599	599
3.703% due 10/25/2034 ~		1,554	1,580
3.714% due 01/25/2036 ^~		532	484
3.752% due 12/25/2036 ^~		50	48
3.884% due 01/25/2036 ~		1,511	1,507
3.905% due 06/25/2036 ~		1,083	1,035
JPMorgan Alternative Loan Trust
2.231% due 03/25/2037 •		986	945
2.468% due 06/27/2037 •		549	494
3.941% due 05/25/2037 ^~		1,730	1,575
5.500% due 11/25/2036 ^~		1	1
5.668% due 05/26/2037 «~		6,416	5,530
6.310% due 08/25/2036 ^		2,673	2,395
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		248	245
2.665% due 01/15/2046		80	80
3.414% due 01/15/2046		51	52
JPMorgan Mortgage Trust
3.561% due 11/25/2035 ~		540	525
3.640% due 04/25/2036 ^~		370	340
3.689% due 11/25/2033 ~		11	11
3.752% due 04/25/2037 ^~		64	62
3.901% due 05/25/2034 ~		142	143
3.982% due 07/25/2035 ~		39	40
5.750% due 01/25/2036 ^		1,292	1,050
6.000% due 08/25/2037 ^		17	14
6.250% due 07/25/2036 ^		1,851	1,468
6.500% due 01/25/2036 ^		705	595
6.500% due 08/25/2036 ^		2,331	1,815

JPMorgan Resecuritization Trust
3.689% due 05/27/2037 ~	724	721
Lehman XS Trust
2.291% due 08/25/2046 •	3,150	2,760
2.321% due 04/25/2046 ^•	2,840	2,757
MASTR Adjustable Rate Mortgages Trust
2.511% due 05/25/2047 ^•	271	266
2.691% due 05/25/2047 ^•	577	455
3.798% due 05/25/2034 ~	151	151
3.915% due 11/21/2034 ~	58	60
MASTR Seasoned Securitization Trust
3.730% due 10/25/2032 ~	20	21
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	105	106
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	218	213
Merrill Lynch Alternative Note Asset Trust
2.130% due 02/25/2037 •	374	370
Merrill Lynch Mortgage Investors Trust
0.372% due 11/25/2029 (a) ~	2,323	51
2.341% due 11/25/2035 •	1	1
2.471% due 08/25/2035 •	1,573	1,578
2.751% due 06/25/2028 •	2	2
2.982% due 10/25/2035 •	328	316
3.595% due 02/25/2036 ~	1,038	1,046
3.612% due 03/25/2036 ^~	1,431	1,111
3.908% due 02/25/2033 ~	29	29
4.398% due 05/25/2033 ~	6	6
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046	118	117
2.657% due 05/15/2046	125	124
2.825% due 08/15/2045	117	117
3.912% due 07/15/2046 ~	44	45
Morgan Stanley Mortgage Loan Trust
2.351% due 03/25/2036 •	551	453
3.463% due 06/25/2036 ~	5,184	5,132
3.485% due 07/25/2035 ~	264	237
3.746% due 07/25/2035 ^~	172	161
3.753% due 06/25/2036 ~	45	46
3.840% due 08/25/2034 ~	301	283
4.142% due 08/25/2034 ~	28	28
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^	808	818
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.511% due 04/25/2047 •	7,071	5,845
3.459% due 10/25/2035 ~	731	728
4.463% due 08/25/2035 ~	364	366
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.471% due 12/25/2035 •	5,051	5,007
5.675% due 12/25/2035 ~	96	97
Prime Mortgage Trust
2.491% due 02/25/2034 •	3	3
5.500% due 06/25/2036 ^	141	141
RBSGC Structured Trust
5.500% due 11/25/2035 ^	5,414	5,092
RBSSP Resecuritization Trust
2.200% due 06/27/2036 •	9,319	6,529
2.200% due 08/27/2037 •	1,845	1,718
Reperforming Loan REMIC Trust
2.491% due 11/25/2034 •	35	31
Residential Accredit Loans, Inc. Trust
2.231% due 01/25/2037 •	1,647	1,566
2.271% due 05/25/2036 •	2,258	2,064
2.276% due 12/25/2036 •	139	133
2.341% due 02/25/2036 ^•	328	262
2.341% due 08/25/2037 •	132	127
2.491% due 11/25/2036 ^•	468	326
2.891% due 10/25/2045 •	289	261
3.918% due 02/25/2035 ^~	1,005	867
4.049% due 03/25/2035 ^~	591	559
4.566% due 01/25/2036 ^~	2,730	2,368
4.630% due 09/25/2035 ^~	481	443
4.648% due 12/26/2034 ^~	343	273
6.000% due 06/25/2036 ^	399	367
6.500% due 09/25/2037 ^	500	443
Residential Asset Securitization Trust
2.441% due 10/25/2018 •	3	3
2.491% due 01/25/2046 ^•	1,980	1,023
2.541% due 02/25/2034 •	130	122
5.500% due 09/25/2035 ^	128	109
5.500% due 12/25/2035 ^	356	300
5.750% due 02/25/2036 ^	1,169	899
6.000% due 07/25/2036	503	436
6.000% due 07/25/2037 ^	1,579	1,070
Residential Funding Mortgage Securities, Inc. Trust
3.977% due 09/25/2036 ^~	35	23

4.178% due 02/25/2036 ^~		696	642
6.000% due 10/25/2036 ^		797	747
6.500% due 03/25/2032		22	22
RMAC Securities PLC
0.779% due 06/12/2044 •	GBP	906	1,152
Securitized Asset Sales, Inc.
3.862% due 11/26/2023 ~		$30	26
Sequoia Mortgage Trust
2.673% due 11/22/2024 •		40	40
3.798% due 09/20/2046 ^~		118	99
STRIPs Ltd.
5.000% due 03/24/2018 «~		239	10
Structured Adjustable Rate Mortgage Loan Trust
2.311% due 06/25/2037 •		3,113	2,987
2.411% due 10/25/2035 •		5,683	5,565
2.958% due 01/25/2035 •		22	21
3.522% due 09/25/2036 ^~		473	372
3.688% due 04/25/2036 ^~		685	612
3.714% due 03/25/2034 ~		19	19
3.720% due 10/25/2036 ^~		640	577
3.734% due 01/25/2035 ~		201	200
Structured Asset Mortgage Investments Trust
2.211% due 08/25/2036 •		326	299
2.271% due 07/25/2046 •		3,524	3,255
2.301% due 05/25/2036 •		269	243
2.301% due 08/25/2036 ^•		1,605	1,465
2.335% due 07/19/2035 •		380	373
2.371% due 02/25/2036 ^•		510	475
2.391% due 08/25/2036 ^•		803	585
2.551% due 05/25/2045 •		66	64
2.665% due 07/19/2034 •		12	12
2.745% due 09/19/2032 •		3	3
2.785% due 03/19/2034 •		4	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.177% due 03/25/2033 ~		73	73
5.240% due 12/25/2034		1	1
Structured Asset Securities Corp. Trust
2.441% due 02/25/2035 •		23	23
Thornburg Mortgage Securities Trust
2.221% due 06/25/2037 •		26,829	25,964
3.335% due 10/25/2043 ~		128	126
TIAA Seasoned Commercial Mortgage Trust
5.477% due 08/15/2039 ~		163	163
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		86	85
3.244% due 04/10/2046		40	40
UBS-Citigroup Commercial Mortgage Trust
2.395% due 01/10/2045 (a) ~		22,632	1,297
Wachovia Mortgage Loan Trust LLC
3.703% due 10/20/2035 ~		1,622	1,509
3.855% due 03/20/2037 ^~		529	519
3.962% due 05/20/2036 ^~		926	846
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •		431	425
2.288% due 01/25/2047 •		202	202
2.308% due 06/25/2047 ^•		148	68
2.314% due 05/25/2046 •		175	166
2.314% due 12/25/2046 •		525	518
2.361% due 12/25/2045 •		9	9
2.381% due 12/25/2045 •		763	753
2.538% due 06/25/2046 •		1,159	1,171
2.758% due 11/25/2042 •		20	19
2.814% due 10/25/2036 ^~		57	53
2.958% due 06/25/2042 •		323	311
2.958% due 08/25/2042 •		170	166
3.156% due 05/25/2037 ~		93	83
3.246% due 03/25/2037 ^~		40,200	37,462
3.314% due 07/25/2037 ^~		494	410
3.359% due 10/25/2034 ~		305	307
3.364% due 09/25/2033 ~		24	24
3.405% due 10/25/2036 ^~		1,213	1,116
3.433% due 01/25/2036 ~		1,357	1,394
3.450% due 12/25/2032 ~		3,713	3,784
3.450% due 03/25/2033 ~		74	75
3.459% due 06/25/2037 ^~		2,108	1,962
3.520% due 08/25/2035 ~		690	696
3.657% due 03/25/2035 ~		332	327
3.722% due 03/25/2034 ~		4	4
4.099% due 06/25/2033 ~		117	119
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	0	820
1.436% due 12/21/2049 •		9,597	12,708
2.136% due 12/21/2049 •		910	1,219
2.636% due 12/21/2049 •		455	611
3.136% due 12/21/2049 •		260	349
3.636% due 12/21/2049 •		260	345

Washington Mutual Mortgage Pass-Through Certificates Trust
2.328% due 04/25/2047 •	$6,087	4,553
2.791% due 01/25/2036 ^•	5,159	4,038
3.426% due 02/25/2033 ~	9	9
3.927% due 06/25/2033 ~	54	54
5.500% due 11/25/2035	190	169
5.750% due 11/25/2035 ^	1,346	1,284
6.000% due 10/25/2035 ^	655	518
Wells Fargo Alternative Loan Trust
2.441% due 06/25/2037 ^•	2,143	1,578
Wells Fargo Mortgage-Backed Securities Trust
3.709% due 10/25/2033 ~	350	356
3.733% due 12/25/2033 ~	3	3
3.773% due 04/25/2036 ~	451	450
3.911% due 03/25/2035 ~	213	216
3.933% due 04/25/2036 ^~	45	45
3.988% due 09/25/2034 ~	468	460
4.020% due 04/25/2035 ~	33	33
4.190% due 04/25/2036 ~	189	177
4.278% due 07/25/2036 ^~	1,971	2,003
4.323% due 05/25/2036 ^~	358	367
5.750% due 03/25/2037 ^	13	13
6.000% due 03/25/2037 ^	1,354	1,347

Total Non-Agency Mortgage-Backed Securities (Cost $352,614)		399,625

ASSET-BACKED SECURITIES 21.1%
ACE Securities Corp. Home Equity Loan Trust
2.211% due 08/25/2036 ^•	3,320	1,187
2.251% due 08/25/2036 ^•	1,780	641
2.291% due 12/25/2036 •	5,965	2,503
2.771% due 09/25/2035 •	1,001	955
2.826% due 08/25/2035 •	182	182
3.066% due 11/25/2033 •	262	259
Aegis Asset-Backed Securities Trust
3.091% due 03/25/2035 ^•	501	469
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,605	1,659
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.216% due 11/25/2034 •	870	795
5.325% due 11/25/2035	3	3
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •	554	544
Argent Securities Trust
2.201% due 09/25/2036 •	440	192
2.241% due 06/25/2036 •	4,058	1,562
2.241% due 07/25/2036 •	2,489	1,031
2.241% due 09/25/2036 •	1,038	454
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.911% due 02/25/2034 •	1,111	1,089
Asset-Backed Funding Certificates Trust
2.201% due 01/25/2037 •	3,977	2,661
2.251% due 01/25/2037 •	1,911	1,287
2.791% due 06/25/2034 •	617	605
3.010% due 03/25/2034 •	1,731	1,619
3.091% due 06/25/2037 •	60	53
3.216% due 12/25/2032 •	509	512
Asset-Backed Securities Corp. Home Equity Loan Trust
2.521% due 11/25/2035 •	274	275
2.541% due 11/25/2035 •	1,200	1,203
3.186% due 02/25/2035 •	1,398	1,411
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036	191	195
Bayview Financial Revolving Asset Trust
3.032% due 02/28/2040 •	134	128
Bear Stearns Asset-Backed Securities Trust
2.251% due 08/25/2036 •	6,772	7,935
2.261% due 01/25/2037 •	1,132	1,059
2.291% due 12/25/2036 •	2,465	2,463
2.491% due 09/25/2046 •	767	742
2.521% due 12/25/2035 •	500	502
2.581% due 09/25/2035 •	2,266	2,249
2.736% due 11/25/2035 ^•	495	496
2.811% due 11/25/2035 ^•	1,540	1,530
2.841% due 09/25/2035 •	306	306
3.051% due 04/25/2035 •	2,298	2,308
3.091% due 11/25/2042 •	7	7
5.500% due 08/25/2036	526	526
6.500% due 10/25/2036 ^	5,015	3,909
Belle Haven ABS CDO Ltd.
2.714% due 11/03/2044 •	17,857	9,061
2.754% due 11/03/2044 •	26,772	13,515
Business Jet Securities LLC
4.447% due 06/15/2033 «	3,100	3,105
Carrington Mortgage Loan Trust
2.241% due 05/25/2036 •	178	179

2.251% due 10/25/2036 •	1,433	1,101
2.331% due 06/25/2036 •	3,400	3,170
2.551% due 06/25/2035 •	755	760
2.991% due 05/25/2034 •	1,837	1,848
Centex Home Equity Loan Trust
2.551% due 10/25/2035 •	373	374
Citigroup Mortgage Loan Trust
2.231% due 08/25/2036 •	955	956
2.251% due 09/25/2036 •	15,597	11,914
2.251% due 12/25/2036 •	2,541	1,836
Citigroup Mortgage Loan Trust, Inc.
2.331% due 10/25/2036 •	22	22
Citius Funding Ltd.
2.173% due 05/05/2046 ^•	451,290	33,170
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	10,118	11,084
Countrywide Asset-Backed Certificates
2.231% due 08/25/2037 •	7,686	7,572
2.241% due 07/25/2036 •	2,090	2,088
2.241% due 12/25/2046 •	1,821	1,822
2.251% due 01/25/2046 •	434	432
2.261% due 06/25/2047 •	869	863
2.281% due 06/25/2047 •	7,664	7,578
2.371% due 09/25/2036 •	2,673	2,670
2.381% due 06/25/2036 •	2,933	2,923
2.391% due 06/25/2036 •	2,204	2,202
2.401% due 09/25/2037 ^•	1,800	1,281
2.431% due 12/25/2036 ^•	312	174
2.441% due 04/25/2036 •	1,092	1,095
2.571% due 01/25/2036 •	2,993	3,008
2.946% due 05/25/2036 •	4,578	4,626
2.961% due 04/25/2035 •	3,074	3,095
3.591% due 02/25/2035 •	4,400	4,516
3.696% due 01/25/2034 ^•	605	605
4.746% due 10/25/2046 ^~	1,786	1,744
4.788% due 07/25/2036 ~	232	235
Countrywide Asset-Backed Certificates Trust
2.241% due 10/25/2046 ^•	537	537
2.551% due 05/25/2036 •	350	346
2.811% due 07/25/2034 •	1,210	1,219
5.251% due 12/25/2034 ~	4,131	4,202
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	6	6
Credit-Based Asset Servicing & Securitization LLC
2.241% due 11/25/2036 •	1,228	810
2.841% due 04/25/2036 •	3,039	2,890
3.674% due 01/25/2037 ^	1,489	720
3.886% due 03/25/2037 ^	10,705	6,027
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	185	186
7.790% due 05/25/2030 ^	473	509
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	3,800	3,803
Fairbanks Capital Mortgage Loan Trust
3.291% due 05/25/2028 •	8	8
Fieldstone Mortgage Investment Trust
2.120% due 11/25/2036 •	1,886	1,151
First Franklin Mortgage Loan Asset-Backed Certificates
2.916% due 05/25/2034 •	658	651
First Franklin Mortgage Loan Trust
2.231% due 09/25/2036 •	1,202	1,192
2.581% due 07/25/2035 •	300	301
3.036% due 03/25/2035 •	2,900	2,885
3.366% due 07/25/2034 •	870	885
Fremont Home Loan Trust
2.221% due 11/25/2036 •	6,337	3,119
2.241% due 01/25/2037 •	1,820	1,081
2.331% due 02/25/2037 •	4,801	2,746
2.341% due 05/25/2036 •	10,979	7,425
GSAA Home Equity Trust
2.371% (US0001M + 0.280%) due 07/25/2037 ~	31,412	12,872
2.541% due 08/25/2037 •	873	835
4.999% due 09/25/2035 ~	165	168
GSAMP Trust
2.141% due 12/25/2046 •	1,490	952
2.191% due 12/25/2046 •	5,436	3,496
2.241% due 09/25/2036 •	1,805	904
2.241% due 12/25/2046 •	3,498	2,262
2.321% due 12/25/2046 •	673	439
2.331% due 08/25/2036 •	1,240	1,070
2.361% due 04/25/2036 •	3,369	2,576
2.961% due 11/25/2034 •	1,775	1,776
Home Equity Asset Trust
2.581% due 12/25/2035 •	119	120
Home Equity Loan Trust
2.431% due 04/25/2037 •	3,000	2,495

Home Equity Mortgage Loan Asset-Backed Trust
2.251% due 07/25/2037 •	3,588	2,373
2.291% due 07/25/2037 •	5,276	3,509
2.331% due 04/25/2037 •	2,728	2,063
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	210	80
HSI Asset Securitization Corp. Trust
2.201% due 12/25/2036 •	4,417	1,727
2.261% due 12/25/2036 •	1,278	499
2.281% due 01/25/2037 •	2,254	1,844
2.311% due 12/25/2036 •	9,454	3,720
IXIS Real Estate Capital Trust
2.321% due 01/25/2037 •	4,739	2,549
Jamestown CLO Ltd.
3.038% due 07/15/2026 •	2,046	2,039
JPMorgan Mortgage Acquisition Trust
2.241% due 07/25/2036 •	2,163	1,102
2.251% due 07/25/2036 ^•	1,804	775
6.130% due 07/25/2036 ^	1,436	732
L2L Education Loan Trust
2.413% due 06/15/2031 •	5,309	5,209
Lehman XS Trust
2.241% due 04/25/2037 ^•	26	24
2.261% due 01/25/2037 •	1,218	1,471
2.351% due 05/25/2046 ^•	43,079	41,059
Long Beach Mortgage Loan Trust
2.391% due 02/25/2036 •	2,177	1,853
2.771% due 01/25/2046 •	5,000	4,963
3.760% due 07/25/2032 ^•	184	193
MASTR Asset-Backed Securities Trust
2.141% due 10/25/2036 •	1,103	514
2.141% due 11/25/2036 •	71	34
2.241% due 08/25/2036 •	1,131	634
2.331% due 03/25/2036 •	4,396	3,266
2.331% due 10/25/2036 •	1,700	1,565
2.591% due 10/25/2035 ^•	967	904
Meritage Mortgage Loan Trust
2.841% due 11/25/2035 •	201	205
Merrill Lynch Mortgage Investors Trust
2.201% due 08/25/2037 •	2,533	1,709
2.241% due 08/25/2037 •	15,282	10,376
2.541% due 02/25/2047 •	669	502
2.591% due 06/25/2036 •	379	379
4.071% due 02/25/2037 ^	1,744	351
Monroe Capital BSL CLO Ltd.
3.449% due 05/22/2027 •	16,200	16,186
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 12/25/2036 •	4,509	2,864
2.201% due 03/25/2037 •	1,826	1,005
2.231% due 11/25/2036 •	11,794	7,857
2.241% due 09/25/2036 •	11,722	6,096
2.241% due 10/25/2036 •	25,666	16,855
2.241% due 11/25/2036 •	3,962	2,741
2.241% due 12/25/2036 •	998	639
2.251% due 09/25/2036 •	2,148	1,315
2.271% due 02/25/2037 •	2,483	1,240
2.291% due 02/25/2037 •	75	49
2.311% due 11/25/2036 •	6,377	4,286
2.331% due 06/25/2036 •	1,428	1,005
2.341% due 08/25/2036 •	158	103
2.341% due 03/25/2037 •	19,581	10,937
2.451% due 02/25/2037 •	1,784	911
3.006% due 03/25/2035 •	1,100	1,101
3.141% due 09/25/2033 •	1,205	1,198
3.141% due 06/25/2035 ^•	4,000	3,724
Morgan Stanley Home Equity Loan Trust
2.191% due 12/25/2036 •	1,907	1,172
National Collegiate Student Loan Trust
2.351% due 02/26/2029 •	1,103	1,088
Nelnet Student Loan Trust
2.400% due 05/27/2025 •	315	313
2.432% due 03/23/2037 •	276	272
2.470% due 10/25/2033 •	461	458
2.636% due 03/25/2026 •	456	449
2.760% due 04/25/2046 •	46	46
New Century Home Equity Loan Trust
5.091% due 01/25/2033 ^•	686	645
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.421% due 10/25/2036 ^•	4,995	1,817
2.491% due 02/25/2037 ^•	538	255
North Carolina State Education Assistance Authority
2.891% due 07/25/2039 •	833	841
NovaStar Mortgage Funding Trust
2.241% due 09/25/2036 •	4,495	2,583
2.261% due 11/25/2036 •	9,564	4,573
2.301% due 01/25/2037 •	3,622	1,774

2.341% due 10/25/2036 •		1,495	1,108
OFSI Fund Ltd.
3.255% due 10/18/2026 •		8,100	8,093
OHA Credit Partners Ltd.
3.479% due 04/20/2025 •		6,161	6,162
Option One Mortgage Loan Trust
2.221% due 07/25/2037 •		1,304	898
2.271% due 04/25/2037 •		1,267	831
2.281% due 01/25/2036 •		182	182
2.311% due 01/25/2037 •		1,135	752
2.331% due 04/25/2037 •		1,407	899
2.341% due 03/25/2037 •		726	445
2.341% due 07/25/2037 •		1,765	1,232
Ownit Mortgage Loan Trust
2.241% due 05/25/2037 •		2,529	2,090
3.384% due 10/25/2035		843	533
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •		3,668	3,693
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.561% due 09/25/2035 •		1,927	1,936
3.891% due 12/25/2034 •		754	780
People’s Financial Realty Mortgage Securities Trust
2.231% due 09/25/2036 •		2,736	1,156
RAAC Trust
2.391% due 06/25/2044 •		622	566
2.431% due 02/25/2036 •		800	797
2.431% due 08/25/2036 •		3,510	3,497
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033 •		17	17
3.691% due 09/25/2037		6,721	5,279
5.612% due 04/25/2037		3,822	1,884
Residential Asset Mortgage Products Trust
2.591% due 09/25/2035 •		456	457
2.651% due 06/25/2032 •		5	4
Residential Asset Securities Corp. Trust
2.241% due 07/25/2036 •		7,531	6,813
2.271% due 04/25/2036 •		676	677
2.361% due 04/25/2036 •		393	394
2.361% due 07/25/2036 •		3,000	1,913
2.461% due 03/25/2036 •		205	205
2.916% due 07/25/2034 •		517	512
2.931% due 12/25/2034 •		983	981
3.126% due 08/25/2035 •		2,000	1,981
Saxon Asset Securities Trust
2.049% due 03/25/2035 ^•		767	752
2.261% due 10/25/2046 •		2,405	2,359
Securitized Asset-Backed Receivables LLC Trust
2.341% due 03/25/2036 •		3,275	2,449
2.856% due 02/25/2034 •		1,688	1,664
SG Mortgage Securities Trust
2.241% due 10/25/2036 •		5,100	4,170
2.301% due 10/25/2036 •		2,300	1,629
2.361% due 02/25/2036 •		6,880	4,735
Sierra Madre Funding Ltd.
2.405% due 09/07/2039 •		34,067	30,490
2.425% due 09/07/2039 •		79,506	71,158
SLC Student Loan Trust
2.743% due 05/15/2028 •		33	33
SLM Private Education Loan Trust
1.850% due 06/17/2030		389	387
3.823% due 06/15/2045 •		151	151
5.323% due 05/16/2044 •		890	910
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	3,185	3,720
2.460% due 04/25/2025 •		$3	3
2.530% due 07/25/2025 •		128	118
2.910% due 10/26/2026 •		186	187
3.460% due 06/25/2043 •		103	98
3.460% due 09/25/2076 •		104	101
3.560% due 07/27/2026 •		2	2
3.760% due 11/25/2070 •		141	145
3.860% due 04/25/2023 •		7,749	7,904
Soundview Home Loan Trust
2.201% due 02/25/2037 •		5,064	2,133
2.371% due 10/25/2036 •		6,675	6,588
2.916% due 06/25/2035 •		40	40
3.041% due 09/25/2037 •		3,650	3,513
Specialty Underwriting & Residential Finance Trust
2.211% due 03/25/2037 •		1,450	796
2.241% due 09/25/2037 •		5,414	2,817
Structured Asset Investment Loan Trust
2.811% due 10/25/2035 •		1,000	980
3.066% due 01/25/2035 •		1,713	1,531
3.216% due 01/25/2035 •		606	440
3.471% due 04/25/2033 •		36	35
3.666% due 01/25/2035 •		684	319

3.816% due 01/25/2035 ^•		653	56
Structured Asset Securities Corp. Mortgage Loan Trust
2.411% due 05/25/2037 •		1,124	1,118
Structured Asset Securities Corp. Trust
2.551% due 09/25/2035 •		11,700	11,036
Talon Funding Ltd.
2.808% due 06/05/2035 •		1,892	926
Terwin Mortgage Trust
3.031% due 12/25/2034 •		79	78
4.761% due 09/25/2036		51	51
5.147% due 08/25/2036		12	12
Triaxx Prime CDO Ltd.
2.261% due 10/02/2039 •		7,131	4,442
VOLT LLC
3.125% due 06/25/2047		1,873	1,865
Washington Mutual Asset-Backed Certificates Trust
2.331% due 05/25/2036 •		2,308	2,029
Wells Fargo Home Equity Asset-Backed Securities Trust
3.666% due 02/25/2035 •		3,600	3,627

Total Asset-Backed Securities (Cost $608,096)			689,779

SOVEREIGN ISSUES 4.5%
Argentina Government International Bond
5.875% due 01/11/2028		10,600	8,646
6.875% due 01/11/2048		4,800	3,639
22.844% (BADLARPP) due 10/04/2022 ~	ARS	2,200	116
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		19,715	622
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	41
40.000% (ARPP7DRR) due 06/21/2020 ~		388,747	14,002
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	300	371
Brazil Government International Bond
5.625% due 02/21/2047		$1,750	1,490
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (g)	BRL	92,224	23,033
Kuwait International Government Bond
3.500% due 03/20/2027		$14,900	14,532
New Zealand Government International Bond
2.000% due 09/20/2025 (i)	NZD	17,032	12,124
3.000% due 09/20/2030 (i)		4,537	3,557
Peru Government International Bond
6.150% due 08/12/2032	PEN	20,800	6,513
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	6,708
4.500% due 01/20/2022		4,700	4,819
4.500% due 04/23/2028		2,100	2,123
5.103% due 04/23/2048		800	799
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,720	10,493
Saudi Government International Bond
2.375% due 10/26/2021		$600	577
2.875% due 03/04/2023		1,600	1,541
3.250% due 10/26/2026		1,600	1,502
3.625% due 03/04/2028		4,300	4,098
4.500% due 04/17/2030		13,700	13,711
4.500% due 10/26/2046		5,100	4,721
4.625% due 10/04/2047		5,500	5,140
5.000% due 04/17/2049		1,400	1,365

Total Sovereign Issues (Cost $161,905)			146,283

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		9,536	2

Total Common Stocks (Cost $506)			2

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (j)		3,500	4,408
Total Convertible Preferred Securities (Cost $4,179)			4,408

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$11,750	11,744
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		9,600	9,610

			21,354

REPURCHASE AGREEMENTS (l) 0.1%
			4,384

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (h)	ARS	3,320	109
25.800% due 07/18/2018 - 08/15/2018 (h)		15,361	507
33.500% due 07/18/2018 (h)		1,590	54
37.800% due 11/21/2018 (h)		3,860	115
40.700% due 07/18/2018 (h)		7,920	269

			1,054

ARGENTINA TREASURY BILLS 0.3%
6.933% due 09/14/2018 - 10/12/2018 (f)(g)		66,890	2,314
3.444% due 07/13/2018 - 08/24/2018 (f)(g)		$8,700	8,674

			10,988

EGYPT TREASURY BILLS 0.2%
17.519% due 09/25/2018 - 10/09/2018 (f)(g)	EGP	139,700	7,459

GREECE TREASURY BILLS 0.4%
0.796% due 10/05/2018 - 11/02/2018 (f)(g)	EUR	9,700	11,295

U.S. TREASURY BILLS 0.0%
1.870% due 08/02/2018 (g)(h)(q)		$24	24

Total Short-Term Instruments (Cost $58,077)			56,558

Total Investments in Securities (Cost $3,532,671)			3,591,879

	SHARES
INVESTMENTS IN AFFILIATES 11.4%
SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short Asset Portfolio		35,541,762	355,631
PIMCO Short-Term Floating NAV Portfolio III		1,866,025	18,447

Total Short-Term Instruments (Cost $374,418)			374,078

Total Investments in Affiliates (Cost $374,418)			374,078

Total Investments 121.3% (Cost $3,907,089)			$3,965,957
Financial Derivative Instruments (n)(p) (0.3)% (Cost or Premiums, net $29,848)			(9,487)
Other Assets and Liabilities, net (21.0)%			(686,981)

Net Assets 100.0%			$3,269,489

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$4,384	U.S. Treasury Notes 1.875% due 01/31/2022	$(4,472)	$4,384	$4,384

Total Repurchase Agreements						$(4,472)	$4,384	$4,384

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.140%	06/25/2018	07/25/2018	$(5,993)	$(5,996)
	2.170	06/25/2018	07/26/2018	(8,057)	(8,060)
JPS	2.050	06/22/2018	07/06/2018	(16,506)	(16,515)
NXN	1.990	05/03/2018	07/06/2018	(66,500)	(66,720)
	2.010	05/08/2018	07/10/2018	(136,030)	(136,448)

Total Reverse Repurchase Agreements					$(233,739)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	2.350%	06/26/2018	07/03/2018	$(689)	$(689)

Total Sale-Buyback Transactions					$(689)

(m)	Securities with an aggregate market value of $234,383 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(309,354) at a weighted average interest rate of 1.889%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$118.000	07/27/2018	529	$529	$(132)	$(17)
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	119.500	07/27/2018	456	456	(194)	(85)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	121.500	07/27/2018	456	456	(174)	(50)

Total Written Options					$(500)	$(152)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	1,499	$170,312	$(360)	$0	$(35)
U.S. Treasury 10-Year Note September Futures	09/2018	1,440	173,070	921	0	0

				$561	$0	$(35)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,441		$(1,564,277)	$15,040	$0	$0
Euro-BTP Italy Government Bond September Futures	09/2018	863	EUR	(128,234)	(2,697)	0	(1,522)
U.S. Treasury 30-Year Bond September Futures	09/2018	85		$(12,325)	(390)	0	(3)

					$11,953	$0	$(1,525)

Total Futures Contracts					$12,514	$0	$(1,560)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	09/20/2018	0.100%	$1,850	$(29)	$25	$(4)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.253%		$36,400	$492	$112	$604	$0	$(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.575		3,000	(10)	67	57	0	(1)
Caterpillar Financial Services Corp.	1.000	Quarterly	06/20/2019	0.101		2,500	43	(20)	23	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.185		1,000	13	(7)	6	0	0
Daimler AG	1.000	Quarterly	12/20/2020	0.495	EUR	1,800	30	(3)	27	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.407		$31,300	29	598	627	0	(8)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.470		12,400	103	149	252	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573		15,600	315	(30)	285	0	(3)

							$1,015	$866	$1,881	$2	$(16)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$184,400	$(13,972)	$2,220	$(11,752)	$0	$(35)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(79)	(205)	0	(4)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	313	(787)	0	(19)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(290)	(463)	0	(4)

						$(15,371)	$2,164	$(13,207)	$0	$(62)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	922,500	$(18)	$(2,099)	$(2,117)	$63	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$822,750	(6,513)	9,341	2,828	30	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		76,900	778	241	1,019	6	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		5,500	(39)	96	57	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		718,000	16,680	4,775	21,455	87	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		25,400	947	101	1,048	15	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		103,800	(672)	5,032	4,360	79	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		79,300	(138)	3,925	3,787	63	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,500	17,241	15,952	33,193	289	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		20	1	1	2	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		217,400	18,880	5,787	24,667	163	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	0	12	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		41,500	4,812	(691)	4,121	67	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	169,300	(663)	2,399	1,736	0	(2)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		34,500	925	(1,197)	(272)	0	(325)
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	1,885	(1,825)	6	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(114)	47	(67)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		191,500	(123)	(1,781)	(1,904)	115	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	80	(953)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		1,560,000	139	(181)	(42)	0	(5)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		8,040,000	212	(987)	(775)	0	(29)

Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	(808)	(1,080)	172	0

							$47,332	$41,918	$89,250	$1,161	$(361)

Total Swap Agreements							$32,947	$44,973	$77,920	$1,163	$(439)

(o)	Securities with an aggregate market value of $96,019 and cash of $9,275 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	2,650		$91	$0	$0
	07/2018	BRL	6,500		1,917	240	0
	07/2018	$	103	ARS	2,650	0	(12)
	07/2018		14,577	AUD	19,747	37	0
	07/2018		1,686	BRL	6,500	0	(9)
	07/2018		9,049	EUR	7,709	0	(47)
	08/2018	ARS	13,080		$607	174	0
	08/2018	AUD	19,747		14,579	0	(37)
	08/2018	ILS	1,106		307	4	0
	08/2018	MXN	11,543		579	3	0
	08/2018	SEK	12,260		1,416	43	0
	09/2018	ARS	6,416		291	86	0
	09/2018	SGD	32,516		24,487	582	0
	10/2018	$	3,079	EGP	56,816	0	(2)
BPS	07/2018	ARS	68,163		$2,483	127	0
	07/2018	BRL	89,300		23,160	119	0
	07/2018	JPY	2,083,591		19,184	365	0
	07/2018	$	4,813	ARS	136,326	6	(128)
	07/2018		23,558	BRL	89,300	0	(517)
	08/2018	MXN	235,522		$12,247	489	0
	01/2019	BRL	92,224		23,965	574	0
CBK	07/2018		13,000		3,867	513	0
	07/2018	CAD	21,689		16,660	162	0
	07/2018	DKK	5,033		839	50	0
	07/2018	GBP	86,260		114,284	442	0
	07/2018	$	20	ARS	530	0	(2)
	07/2018		3,372	BRL	13,000	0	(17)
	07/2018		5,024	GBP	3,740	0	(88)
	08/2018	MXN	12,215		$583	0	(27)
	08/2018	$	318	MXN	6,399	4	(3)
	08/2018		31,522	RUB	1,992,047	23	0
	08/2018		14,307	TRY	65,003	0	(444)
DUB	07/2018	ARS	70,676		$2,443	7	(5)
	07/2018	BRL	64,689		16,439	0	(252)
	07/2018	$	2,349	ARS	65,513	0	(84)
	07/2018		17,224	BRL	64,689	0	(533)
	01/2021		2,352		10,311	14	0
GLM	07/2018	AUD	19,747		$14,845	231	0
	07/2018	BRL	64,862		17,819	1,084	0
	07/2018	EUR	5,742		6,724	31	(12)
	07/2018	GBP	2,294		3,059	32	0
	07/2018	$	16,822	BRL	64,862	0	(87)
	07/2018		7,964	EUR	6,763	5	(71)
	07/2018		1,637	GBP	1,216	0	(32)
HUS	07/2018	ARS	3,270		$154	43	0
	07/2018	$	18	ARS	459	0	(2)
	07/2018		16,301	CAD	21,689	197	0
	07/2018		2,255	EUR	1,932	1	0

	08/2018	ARS	3,320		$154	44	0
	08/2018	CAD	21,689		16,310	0	(196)
	08/2018		$10,806	ARS	287,541	0	(1,356)
	08/2018		8,196	RUB	512,266	0	(84)
	01/2021	BRL	10,311		$1,590	0	(776)
JPM	07/2018		27,004		7,955	988	0
	07/2018	EUR	3,468		4,070	20	0
	07/2018	NZD	21,298		14,726	301	0
	07/2018		$7,003	BRL	27,004	0	(36)
	08/2018		289	MXN	5,725	0	(3)
	08/2018	ZAR	27,846		$2,182	161	0
MEI	08/2018	MXN	113,557		5,939	270	0
MSB	07/2018	BRL	80,418		21,785	1,036	0
	07/2018		$21,342	BRL	80,418	0	(593)
	07/2018		1,143	EUR	990	13	0
	08/2018	BRL	80,418		$21,283	607	0
	10/2018		$1,568	EGP	28,808	0	(7)
	11/2018	EUR	2,700		$3,283	100	0
NGF	07/2018	ARS	2,757		97	3	0
	09/2018	TWD	714,796		24,126	557	0
SCX	07/2018		$789	DKK	5,033	0	0
	07/2018		2,517	EGP	48,053	145	0
	07/2018		14,527	NZD	21,298	0	(101)
	08/2018	NZD	21,298		$14,527	101	0
	09/2018	KRW	167,692		156	5	0
	10/2018	DKK	5,033		795	0	0
SSB	10/2018	EUR	2,300		2,858	152	0
TOR	07/2018		$18,964	JPY	2,083,591	0	(145)
	08/2018	JPY	2,083,591		$19,003	146	0
	11/2018	EUR	4,700		5,707	166	0
UAG	07/2018		125,814		145,725	0	(1,201)
	07/2018	NOK	2,440		299	0	(1)
	07/2018		$138,315	EUR	119,119	792	0
	07/2018		110,538	GBP	83,598	0	(209)
	08/2018	EUR	119,119		$138,624	0	(785)
	08/2018	GBP	83,598		110,694	215	0
	09/2018	HKD	12,085		1,543	1	0
	09/2018		$2,592	INR	177,549	0	(26)

Total Forward Foreign Currency Contracts						$11,511	$(7,930)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/04/2018	$300,800	$634	$31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	58,300	2,966	1,425
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	109,500	5,656	2,676
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	368,300	2,090	7
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	51,750	2,488	1,403

Total Purchased Options							$13,834	$5,542

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$294,100	$(3,059)	$(4,802)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	63,400	(634)	(42)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	549,800	(5,842)	(8,976)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	258,600	(2,737)	(3,925)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	79,200	(2,090)	(18)

							$(14,362)	$(17,763)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$98.547	07/05/2018	$23,100	$(65)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.547	07/05/2018	23,100	(61)	(30)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.195	07/05/2018	49,400	(118)	0

					$(244)	$(30)

Total Written Options					$(14,606)	$(17,793)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.749%	$500	$(16)	$20	$4	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.969	4,700	(184)	190	6	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.418	17,000	(264)	(52)	0	(316)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	1,100	(35)	43	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.884	700	(27)	30	3	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158	3,050	248	(154)	94	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	4,600	(148)	183	35	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.969	2,100	(81)	84	3	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	21,900	139	(58)	81	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	2,100	(27)	17	0	(10)
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451	300	0	1	1	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	100	(3)	4	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158	5,250	431	(269)	162	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	2,600	(84)	103	19	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	2,300	(24)	13	0	(11)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	1,900	(120)	(20)	0	(140)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	200	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.884	700	(34)	37	3	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	1,250	(40)	49	9	0
MYC	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104	11,800	(417)	412	0	(5)
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	1.355	11,800	(237)	190	0	(47)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.426	11,400	81	291	372	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.190	3,400	99	(64)	35	0

							$(749)	$1,057	$837	$(529)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$22	$0	$(4)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	548	0	(80)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	371	0	(53)

						$(1,078)	$941	$0	$(137)

Total Swap Agreements						$(1,827)	$1,998	$837	$(666)

(q)

Securities with an aggregate market value of $12,207 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,786	$0	$17,786
Corporate Bonds & Notes
Banking & Finance	0	586,200	0	586,200
Industrials	0	177,265	0	177,265
Utilities	0	72,468	0	72,468
Municipal Bonds & Notes
California	0	20,658	0	20,658
Illinois	0	4,700	0	4,700
Puerto Rico	0	976	0	976
Washington	0	27,725	0	27,725
West Virginia	0	7,381	0	7,381
U.S. Government Agencies	0	494,434	0	494,434
U.S. Treasury Obligations	0	885,631	0	885,631
Non-Agency Mortgage-Backed Securities	0	394,085	5,540	399,625
Asset-Backed Securities	0	686,674	3,105	689,779
Sovereign Issues	0	146,283	0	146,283
Common Stocks
Consumer Discretionary	2	0	0	2
Convertible Preferred Securities
Banking & Finance	4,408	0	0	4,408
Short-Term Instruments
Certificates of Deposit	0	21,354	0	21,354
Repurchase Agreements	0	4,384	0	4,384
Short-Term Notes	0	1,054	0	1,054
Argentina Treasury Bills	0	10,988	0	10,988
Egypt Treasury Bills	0	7,459	0	7,459
Greece Treasury Bills	0	11,295	0	11,295
U.S. Treasury Bills	0	24	0	24
	$4,410	$3,578,824	$8,645	$3,591,879

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$374,078	$0	$0	$374,078

Total Investments	$378,488	$3,578,824	$8,645	$3,965,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,163	0	1,163
Over the counter	0	17,890	0	17,890

	$0	$19,053	$0	$19,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,560)	(591)	0	(2,151)
Over the counter	0	(26,389)	0	(26,389)

	$(1,560)	$(26,980)	$0	$(28,540)

Total Financial Derivative Instruments	$(1,560)	$(7,927)	$0	$(9,487)

Totals	$376,928	$3,570,897	$8,645	$3,956,470
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.4% ¤
ARGENTINA 1.7%
SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
6.250% due 04/22/2019		$1,550	$1,560
21.200% due 09/19/2018	ARS	201,837	6,750
22.844% (BADLARPP) due 10/04/2022 ~		14,106	744
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		691,397	21,812
34.194% (BADLARPP + 2.500%) due 03/11/2019 ~		7,900	269
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	54
40.000% (ARPP7DRR) due 06/21/2020 ~		780,108	28,100
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		12,730	438
Provincia de Buenos Aires
35.190% due 05/31/2022 •		33,884	989
35.533% due 12/06/2019 •		17,900	578

Total Argentina (Cost $98,065)			61,294

BRAZIL 2.0%
CORPORATE BONDS & NOTES 1.1%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	383
Caixa Economica Federal
4.500% due 10/03/2018		4,900	4,914
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	981
6.875% due 07/30/2019		800	822
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (d)(g)		1,580	26
Petrobras Global Finance BV
6.125% due 01/17/2022		3,359	3,424
8.375% due 05/23/2021		4,533	4,942
Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	96,600	23,180

			38,672

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		$22,700	22,089

SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (d)	BRL	34,000	8,492
0.000% due 04/01/2019 (d)		11,900	2,915

			11,407

Total Brazil (Cost $77,426)			72,168

CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
2.902% (US0003M + 0.540%) due 07/23/2018 ~		$15,000	15,006

Total Canada (Cost $15,000)			15,006

CAYMAN ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		$368	360
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		462	437
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		808	402
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,280	2,069

QNB Finance Ltd.
2.750% due 10/31/2018		2,100	2,099

Total Cayman Islands (Cost $6,789)			5,367

CHILE 1.6%
SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,901,114	3,414
Bonos de la Tesoreria de la Republica en Pesos
4.500% due 03/01/2021		10,010,000	15,649
4.500% due 03/01/2026		15,480,000	23,623
5.000% due 03/01/2035		6,180,000	9,444
Bonos del Banco Central de Chile en Pesos
6.000% due 03/01/2022		2,430,000	3,981
Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018 (f)		1,520,891	2,363
3.000% due 10/01/2018		40,738	63

Total Chile (Cost $59,991)			58,537

COLOMBIA 2.6%
CORPORATE BONDS & NOTES 1.2%
Banco Davivienda S.A.
7.500% due 10/24/2022	COP	27,700,000	9,645
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,240,000	751
8.375% due 02/01/2021		33,798,000	11,861
8.375% due 11/08/2027		65,890,000	22,199

			44,456

SOVEREIGN ISSUES 1.4%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	8,275
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	515
7.750% due 04/14/2021		17,532,000	6,315
9.850% due 06/28/2027		10,938,000	4,715
Colombian TES
6.000% due 04/28/2028		18,050,000	5,921
7.000% due 06/30/2032		45,120,700	15,355
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,035,000	7,762

			48,858

Total Colombia (Cost $106,885)			93,314

CZECH REPUBLIC 0.8%
SOVEREIGN ISSUES 0.8%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	723,420	27,715

Total Czech Republic (Cost $28,931)			27,715

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	217,550	4,459

Total Dominican Republic (Cost $4,470)			4,459

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
3.312% (US0003M + 0.970%) due 07/13/2020 ~		$2,200	2,187
4.250% due 10/14/2021		16,500	16,257
6.680% due 01/23/2025	IDR	667,100,000	42,173

Total Germany (Cost $68,111)			60,617

HUNGARY 2.8%
SOVEREIGN ISSUES 2.8%
Hungary Government International Bond
2.750% due 12/22/2026	HUF	110,600	374

3.000% due 06/26/2024		3,470,000	12,450
5.500% due 06/24/2025		626,300	2,574
6.000% due 11/24/2023		1,000,000	4,166
7.500% due 11/12/2020		20,302,600	82,048

Total Hungary (Cost $106,917)			101,612

INDONESIA 3.9%
CORPORATE BONDS & NOTES 0.3%
Jasa Marga Persero Tbk PT
7.500% due 12/11/2020	IDR	132,420,000	8,755

SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
6.375% due 04/15/2042		429,067,000	23,874
8.250% due 06/15/2032		354,600,000	24,774
8.750% due 05/15/2031		145,800,000	10,525
8.750% due 02/15/2044		160,363,000	11,585
9.500% due 05/15/2041		252,932,000	19,650
10.500% due 08/15/2030		262,191,000	21,391
10.500% due 07/15/2038		193,692,000	16,937

			128,736

Total Indonesia (Cost $181,851)			137,491

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	3,235,500	9,468
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$7,600	7,600

Total Kazakhstan (Cost $17,402)			17,068

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via Gaz Capital S.A.
5.338% due 09/25/2020	GBP	6,951	9,717
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		$1,471	622

Total Luxembourg (Cost $10,598)			10,339

MALAYSIA 2.9%
SOVEREIGN ISSUES 2.9%
Malaysia Government International Bond
3.795% due 09/30/2022	MYR	100,860	24,940
3.800% due 08/17/2023		22,200	5,446
3.844% due 04/15/2033		20,200	4,523
3.990% due 10/15/2025		42,597	10,321
4.070% due 09/30/2026		5,700	1,381
4.127% due 04/15/2032		9,300	2,162
4.181% due 07/15/2024		39,862	9,896
4.232% due 06/30/2031		20,297	4,820
4.254% due 05/31/2035		13,400	3,064
4.444% due 05/22/2024		6,800	1,708
4.498% due 04/15/2030		91,592	22,447
4.837% due 07/15/2025 (h)		7,400	1,896
4.935% due 09/30/2043		51,180	12,750

Total Malaysia (Cost $107,642)			105,354

MEXICO 1.7%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «		742,577	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.7%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	341,100	15,873
8.460% due 12/18/2036		122,900	5,446
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$1,200	0
Petroleos Mexicanos
7.190% due 09/12/2024	MXN	903,300	40,352

			61,671

Total Mexico (Cost $110,002)			61,671

NETHERLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% due 08/04/2028 •	EUR	400	468

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$375	377

Total Netherlands (Cost $840)			845

PERU 4.0%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	67,600	20,713

SOVEREIGN ISSUES 3.4%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		49,900	16,372
Peru Government International Bond
5.700% due 08/12/2024		41,804	13,224
6.150% due 08/12/2032		3,700	1,159
6.350% due 08/12/2028		35,200	11,222
6.850% due 02/12/2042		22,600	7,291
6.900% due 08/12/2037		40,930	13,453
8.200% due 08/12/2026		162,700	59,102

			121,823

Total Peru (Cost $146,806)			142,536

PHILIPPINES 0.9%
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	19,170
4.950% due 01/15/2021		638,000	11,913

Total Philippines (Cost $40,793)			31,083

POLAND 11.3%
SOVEREIGN ISSUES 11.3%
Poland Government International Bond
1.750% due 07/25/2021	PLN	72,900	19,358
2.000% due 04/25/2021		20,800	5,576
2.250% due 04/25/2022		290,600	77,762
2.500% due 07/25/2026		115,700	29,587
2.500% due 07/25/2027		50,300	12,716
3.250% due 07/25/2025		201,900	54,870
4.000% due 10/25/2023		442,600	126,677
5.250% due 10/25/2020		10,300	2,972
5.750% due 10/25/2021		167	50
5.750% due 09/23/2022		252,900	76,896

Total Poland (Cost $402,035)			406,464

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
4.750% due 02/24/2025	RON	19,950	4,930
5.800% due 07/26/2027		51,200	13,374
5.850% due 04/26/2023		37,800	9,885
5.950% due 06/11/2021		14,550	3,790

Total Romania (Cost $36,039)			31,979

RUSSIA 9.7%
SOVEREIGN ISSUES 9.7%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	5,837
6.700% due 05/15/2019		5,000,000	79,622
7.000% due 01/25/2023		4,800	75
7.000% due 08/16/2023		714,600	11,251
7.050% due 01/19/2028		876,104	13,496
7.400% due 12/07/2022		1,179,500	18,873
7.500% due 02/27/2019		3,200,000	51,247
7.500% due 08/18/2021		396,300	6,384
7.600% due 04/14/2021		162,100	2,617
7.600% due 07/20/2022		3,534,269	56,970
7.700% due 03/23/2033		1,629,000	26,054
8.150% due 02/03/2027		1,701,000	28,135
8.500% due 09/17/2031		2,785,800	47,509

Total Russia (Cost $400,425)			348,070

SOUTH AFRICA 9.8%
CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (d)	ZAR	140,400	3,128
0.000% due 12/31/2032 (d)		352,000	3,986
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	719

			7,833

SOVEREIGN ISSUES 9.6%
South Africa Government International Bond
6.250% due 03/31/2036		35,100	1,854
6.750% due 03/31/2021		6,100	433
7.000% due 02/28/2031		977,027	59,214
7.250% due 01/15/2020		136,300	9,910
7.750% due 02/28/2023		100,100	7,165
8.000% due 01/31/2030		1,355,950	90,315
8.250% due 03/31/2032		953,900	63,453
8.500% due 01/31/2037		347,000	22,968
8.750% due 01/31/2044		266,600	17,783
8.875% due 02/28/2035		629,900	43,450
9.000% due 01/31/2040		288,100	19,771
10.500% due 12/21/2026		120,900	9,662

			345,978

Total South Africa (Cost $404,061)			353,811

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	700	528
7.250% due 12/07/2024	IDR	63,300,000	4,246

Total South Korea (Cost $5,518)			4,774

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	850	1,079

Total Spain (Cost $981)			1,079

SRI LANKA 0.3%
SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	8,105
6.000% due 01/14/2019		2,300	2,313

Total Sri Lanka (Cost $10,496)			10,418

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
European Bank for Reconstruction & Development
6.450% due 12/13/2022	IDR	382,380,000	25,469
7.375% due 04/15/2019		30,700,000	2,123
9.250% due 12/02/2020		35,170,000	2,535
European Investment Bank
4.950% due 03/01/2019		20,000,000	1,360
7.200% due 07/09/2019		13,990,000	966
Inter-American Development Bank
7.350% due 09/12/2018		2,560,000	178
7.875% due 03/14/2023		271,800,000	19,200

Total Supranational (Cost $57,104)			51,831

THAILAND 1.3%
SOVEREIGN ISSUES 1.3%
Thailand Government International Bond
2.125% due 12/17/2026	THB	1,379,000	40,217
3.650% due 06/20/2031		189,800	6,089

Total Thailand (Cost $46,674)			46,306

TURKEY 6.0%
SOVEREIGN ISSUES 6.0%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,215
Turkey Government International Bond
7.100% due 03/08/2023	TRY	113,800	17,303
8.000% due 03/12/2025		57,163	8,374
8.800% due 09/27/2023		183,400	29,224
9.000% due 07/24/2024		41,600	6,611
9.500% due 01/12/2022		15,000	2,628
10.400% due 03/20/2024		122,000	20,768
10.600% due 02/11/2026		136,900	22,708
11.000% due 03/02/2022		363,500	66,428
11.000% due 02/24/2027		95,100	15,816
13.000% due 11/13/2019		90,000	18,396

Total Turkey (Cost $357,585)			215,471

UKRAINE 0.4%
SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,400	6,400
7.750% due 09/01/2022		6,600	6,476

Total Ukraine (Cost $13,395)			12,876

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.2%
Ukreximbank Via Biz Finance PLC
16.500% due 03/02/2021	UAH	182,000	6,691

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	786
1.436% due 12/21/2049 •		9,154	12,121
2.136% due 12/21/2049 •		868	1,163
2.636% due 12/21/2049 •		434	582
3.136% due 12/21/2049 •		248	333

3.636% due 12/21/2049 •		248	329

			15,314

Total United Kingdom (Cost $22,195)			22,005

UNITED STATES 4.2%
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities Trust
2.361% due 04/25/2036 •		$186	186
Countrywide Asset-Backed Certificates Trust
2.331% due 02/25/2037 •		5,300	5,157
2.841% due 11/25/2035 •		4,320	4,455
Credit-Based Asset Servicing & Securitization LLC
2.211% due 07/25/2037 •		18	12
Fieldstone Mortgage Investment Trust
2.281% due 05/25/2036 •		1,888	1,464
Fremont Home Loan Trust
2.501% due 11/25/2035 •		500	444
GSAA Home Equity Trust
6.002% due 11/25/2036		1,657	1,089
Home Equity Asset Trust
3.441% due 02/25/2033 •		394	393
HSI Asset Securitization Corp. Trust
2.231% due 01/25/2037 •		1,563	1,281
2.381% due 11/25/2035 •		143	143
Lehman XS Trust
5.339% due 01/25/2036		5,003	4,376
MASTR Asset-Backed Securities Trust
2.311% due 11/25/2036 •		4,266	3,082
2.371% due 05/25/2037 •		1,655	1,397
Morgan Stanley ABS Capital, Inc. Trust
2.856% due 01/25/2035 •		300	290
Morgan Stanley Mortgage Loan Trust
3.717% due 11/25/2036 ^•		284	151
Option One Mortgage Loan Trust
2.311% due 04/25/2037 •		980	777
2.311% due 05/25/2037 •		356	257
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.611% due 09/25/2035 •		4,300	3,735
Securitized Asset-Backed Receivables LLC Trust
2.381% due 12/25/2035 •		2,239	2,210
SLM Student Loan Trust
0.222% due 01/25/2040 •	EUR	2,400	2,620
Soundview Home Loan Trust
2.261% due 08/25/2037 •		$1,049	963
2.441% due 03/25/2036 •		1,900	1,840
VOLT LLC
3.125% due 09/25/2047		794	789
Wells Fargo Home Equity Asset-Backed Securities Trust
2.321% due 04/25/2037 •		662	642
2.411% due 03/25/2037 •		2,000	1,621

			39,374

CORPORATE BONDS & NOTES 2.3%
Bank of America Corp.
4.382% due 10/21/2025 ~	MXN	58,000	3,738
BAT Capital Corp.
2.945% due 08/14/2020 •		$3,800	3,814
International Lease Finance Corp.
6.250% due 05/15/2019		1,700	1,743
8.250% due 12/15/2020		300	331
JPMorgan Chase Bank N.A.
9.500% due 07/17/2031	IDR	340,585,000	26,163
10.000% due 02/17/2028		456,198,000	36,013
Rio Oil Finance Trust
8.200% due 04/06/2028		$4,700	4,773
9.250% due 07/06/2024		3,815	4,102
9.750% due 01/06/2027		1,602	1,725

			82,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Assets Trust
6.250% due 11/25/2046		1,139	1,013
Banc of America Funding Trust
3.946% due 03/20/2036 ~		71	69
BCAP LLC Trust
2.261% due 01/25/2037 ^•		386	367
3.365% due 05/26/2037 ~		4,936	4,266
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~		166	157
3.624% due 01/25/2035 ~		13	13

Bear Stearns ALT-A Trust
3.791% due 09/25/2035 ~	28	23
3.911% due 08/25/2036 ^~	358	293
Citigroup Mortgage Loan Trust
3.668% due 07/25/2046 ^~	69	65
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	16	17
CitiMortgage Alternative Loan Trust
2.741% due 10/25/2036 •	2,069	1,719
6.000% due 06/25/2037 ^	120	117
Countrywide Alternative Loan Trust
2.441% due 05/25/2036 ^•	2,530	1,476
Countrywide Home Loan Mortgage Pass-Through Trust
3.466% due 09/25/2047 ^~	50	47
6.500% due 12/25/2037	1,167	940
Credit Suisse Mortgage Capital Certificates
2.460% due 11/30/2037 •	1,300	1,146
GreenPoint Mortgage Funding Trust
2.531% due 06/25/2045 •	187	179
GSMPS Mortgage Loan Trust
2.441% due 01/25/2036 •	369	331
GSR Mortgage Loan Trust
3.566% due 11/25/2035 ^~	105	91
HarborView Mortgage Loan Trust
2.424% due 06/20/2035 •	734	722
3.558% due 10/19/2035 •	590	477
4.073% due 08/19/2036 ^~	21	20
HomeBanc Mortgage Trust
3.276% due 04/25/2037 ^~	83	78
Impac CMB Trust
2.731% due 03/25/2035 •	263	258
IndyMac Mortgage Loan Trust
2.271% due 02/25/2037 •	1,947	1,829
2.731% due 07/25/2045 •	234	227
JPMorgan Mortgage Trust
4.091% due 06/25/2036 ^~	581	559
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	1,215	1,121
Luminent Mortgage Trust
2.271% due 12/25/2036 ^•	60	54
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	93	20
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~	25	26
Residential Accredit Loans, Inc. Trust
5.073% due 02/25/2036 ^~	140	125
Residential Asset Securitization Trust
2.491% due 01/25/2046 ^•	173	90
Sequoia Mortgage Trust
3.398% due 01/20/2047 ^~	50	41
Structured Adjustable Rate Mortgage Loan Trust
2.958% due 01/25/2035 •	62	58
3.888% due 03/25/2036 ^~	101	94
Structured Asset Mortgage Investments Trust
2.391% due 02/25/2037 •	3,131	2,945
Suntrust Adjustable Rate Mortgage Loan Trust
3.721% due 10/25/2037 ~	2,687	2,544
TBW Mortgage-Backed Trust
6.040% due 01/25/2037	1,823	867
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	914	834
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •	413	379
WaMu Mortgage Pass-Through Certificates Trust
2.867% due 01/25/2037 ^~	107	101
3.097% due 12/25/2036 ^~	64	62
3.136% due 04/25/2037 ^~	69	63
3.321% due 09/25/2036 ^~	99	96
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	67	61
3.604% due 10/25/2036 ~	2,252	2,217
4.120% due 07/25/2036 ^~	570	559

		28,856

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039	21	22

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (k)	800	727

Total United States (Cost $157,139)			151,381

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	371,900	11,778

Total Uruguay (Cost $13,149)			11,778

SHORT-TERM INSTRUMENTS 8.9%
REPURCHASE AGREEMENTS (i) 0.1%
			5,231

SHORT-TERM NOTES 2.0%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	152,300	5,634
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (e)		104,790	3,443
25.600% due 07/18/2018 - 08/15/2018 (e)		156,816	5,306
25.650% due 08/15/2018 (e)		152,320	5,004
25.800% due 08/15/2018 (e)		424,990	13,962
29.300% due 08/15/2018 (e)		97,775	3,212
29.600% due 08/15/2018 (e)		161,101	5,293
33.500% due 07/18/2018 (e)		26,000	881
37.800% due 11/21/2018 (e)		4,820	144
38.000% due 10/17/2018 (e)		9,650	298
40.700% due 07/18/2018 (e)		247,170	8,377
Nigeria Open Market Operation Bills
14.725% due 11/08/2018 (e)	NGN	2,082,100	5,537
15.432% due 10/25/2018 (e)		600,000	1,596
15.696% due 11/08/2018 (e)		100,000	266
15.703% due 10/25/2018 (e)		325,000	865
15.716% due 11/08/2018 (e)		550,000	1,463
15.737% due 11/08/2018 (e)		900,000	2,393
15.798% due 11/08/2018 (e)		325,000	864
15.805% due 10/25/2018 (e)		750,000	1,995
19.005% due 08/09/2018 (e)		1,240,900	3,394

			69,927

ARGENTINA TREASURY BILLS 1.7%
17.709% due 09/14/2018 - 10/12/2018 (c)(d)	ARS	1,490,909	49,920
4.763% due 07/13/2018 - 10/26/2018 (c)(d)		$11,600	11,534

			61,454

EGYPT TREASURY BILLS 1.1%
17.514% due 09/04/2018 - 10/23/2018 (c)(d)	EGP	767,450	40,999

GREECE TREASURY BILLS 0.2%
1.134% due 07/06/2018 - 10/05/2018 (c)(d)	EUR	5,700	6,643

NIGERIA TREASURY BILLS 2.1%
16.076% due 07/19/2018 - 12/06/2018 (c)	NGN	28,819,600	76,876

U.S. TREASURY BILLS 1.7%
1.904% due 08/02/2018 - 09/06/2018 (c)(d)(k)(m)		$59,989	59,805

Total Short-Term Instruments (Cost $356,803)			320,935

Total Investments in Securities (Cost $3,472,118)			2,995,654

	SHARES
INVESTMENTS IN AFFILIATES 14.4%
SHORT-TERM INSTRUMENTS 14.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%
PIMCO Short-Term Floating NAV Portfolio III		52,156,329	515,617

Total Short-Term Instruments (Cost $515,498)			515,617

Total Investments in Affiliates (Cost $515,498)			515,617

Total Investments 97.8% (Cost $3,987,616)			$3,511,271
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(3,959))			2,903
Other Assets and Liabilities, net 2.1%			74,329

Net Assets 100.0%			$3,588,503

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,462	$1,896	0.05%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$5,231	U.S. Treasury Notes 2.125% due 08/15/2021	$(5,340)	$5,231	$5,231

Total Repurchase Agreements						$(5,340)	$5,231	$5,231

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	07/01/2048	$3,000	$(3,162)	$(3,170)

Total Short Sales (0.1)%				$(3,162)	$(3,170)

(1)	Includes accrued interest.

(j)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	1,415	$160,768	$(339)	$0	$(33)
U.S. Treasury 10-Year Note September Futures	09/2018	154	18,509	98	0	0

Total Futures Contracts				$(241)	$0	$(33)

Swap Agreements:

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	6.440%	Maturity	01/02/2019	BRL	340,500	$0	$(148)	$(148)	$3	$0
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		96,800	2,106	1,317	3,423	0	(3)
Pay	1-Year BRL-CDI	8.970	Maturity	01/02/2020		281,900	91	638	729	19	0
Pay	1-Year BRL-CDI	9.560	Maturity	01/02/2020		6,200	72	(19)	53	0	0
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		495,400	(899)	8,800	7,901	16	0
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	(499)	(499)	37	0
Receive	1-Year BRL-CDI	8.730	Maturity	01/04/2021		87,700	265	(87)	178	0	(26)
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		203,000	1	3,552	3,553	54	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	(539)	(541)	35	0
Pay	1-Year BRL-CDI	10.860	Maturity	01/02/2023		232,800	(3,371)	4,637	1,266	133	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	(889)	(803)	110	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	(1,331)	(1,335)	88	0
Pay	1-Year BRL-CDI	11.450	Maturity	01/04/2027		82,300	(228)	131	(97)	67	(2)
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	44	10	0	(2)
Pay (2)	3-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	(2)	(2)	0	(21)
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(79)	172	47	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	12/20/2018		$3,900	0	16	16	0	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		189,230	(3,190)	(615)	(3,805)	0	(17)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		215,430	1,647	(7,494)	(5,847)	0	(113)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		140,780	5,242	566	5,808	80	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		64,490	3,661	181	3,842	54	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		45,720	(1,488)	3,641	2,153	75	0
Pay (2)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	229,900	(254)	(161)	(415)	40	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	33	41	6	0
Receive (2)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	39	42	0	(4)
Pay (2)	6-Month HUF-BBR	2.250	Annual	12/19/2023	HUF	24,612,100	314	(813)	(499)	0	(872)
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	145,900	36	5	41	0	0
Receive	28-Day MXN-TIIE	6.870	Lunar	08/07/2020		308,100	0	378	378	0	(26)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		1,096,800	87	(194)	(107)	246	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	(25)	(25)	117	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	(1)	(1)	17	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		678,000	254	(251)	3	154	0

Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023	407,600	(2,284)	(79)	(2,363)	84	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023	434,400	(1,869)	(211)	(2,080)	92	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023	1,161,000	0	(522)	(522)	275	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023	752,200	622	(542)	80	206	0
Receive	28-Day MXN-TIIE	8.203	Lunar	05/26/2028	141,800	0	(88)	(88)	0	(58)
Pay	28-Day MXN-TIIE	8.175	Lunar	01/15/2029	72,000	0	33	33	31	0
Pay	28-Day MXN-TIIE	6.600	Lunar	05/21/2029	484,000	(1,979)	(765)	(2,744)	191	0
Pay	28-Day MXN-TIIE	6.600	Lunar	06/28/2029	230,000	(952)	(359)	(1,311)	91	0
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029	508,900	(1,916)	(819)	(2,735)	207	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032	525,400	360	20	380	265	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	26,800	0	25	25	0	(16)

						$(3,364)	$7,524	$4,160	$2,840	$(1,160)

Total Swap Agreements						$(3,364)	$7,524	$4,160	$2,840	$(1,160)

(k)	Securities with an aggregate market value of $5,608 and cash of $31,323 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	JPY	4,613,300	$	41,786	$118	$0
BOA	07/2018	BRL	214,690		58,210	2,817	0
	07/2018	COP	32,877,083		11,651	443	(2)
	07/2018	RUB	722,864		11,296	0	(206)
	07/2018	$	55,680	BRL	214,690	0	(287)
	07/2018		17,392	COP	50,222,430	0	(267)
	07/2018		12,843	PLN	48,071	0	(8)
	07/2018		51,264	TRY	213,116	0	(5,088)
	08/2018	ARS	605,995	$	27,658	7,653	0
	08/2018	CZK	50,727		2,373	87	0
	08/2018	EUR	8,497		10,043	89	0
	08/2018	HUF	856,350		3,243	199	0
	08/2018	ILS	2,011		558	7	0
	08/2018	MXN	148,791		7,550	122	0
	08/2018	RUB	130,078		2,053	0	(7)
	08/2018	$	46,624	BRL	176,790	0	(1,172)
	08/2018		2,545	CZK	54,843	0	(73)
	08/2018		4,188	ZAR	51,955	0	(418)
	08/2018	ZAR	34,150	$	2,493	15	0
	09/2018	ARS	208,481		9,470	2,801	0
	09/2018	SGD	180		135	3	0
	09/2018	$	1,081	IDR	15,575,713	0	(5)
	10/2018	PLN	48,071	$	12,862	8	0
BPS	07/2018	ARS	1,233,910		43,743	1,329	(38)
	07/2018	BRL	28,962		7,700	227	0
	07/2018	PEN	112,185		34,339	200	0
	07/2018	TRY	86,956		18,972	51	0
	07/2018	$	22,476	ARS	616,955	0	(1,146)
	07/2018		7,565	BRL	28,962	0	(92)
	07/2018		30,178	CLP	19,226,103	0	(752)
	07/2018		42,306	JPY	4,594,900	0	(804)
	08/2018	ARS	152,320	$	7,076	2,038	0
	08/2018	EUR	761		891	0	0
	08/2018	HUF	12,884,745		49,678	3,886	0
	08/2018	RON	18,524		4,768	140	0
	08/2018	$	178,234	MXN	3,544,415	0	(1,292)
	08/2018	ZAR	512,069	$	40,106	2,947	0
	09/2018	$	143,417	THB	4,578,334	0	(4,911)
	04/2019	BRL	11,900	$	3,078	85	0
BRC	07/2018	ARS	196,710		7,508	774	0
	07/2018	PLN	244,911		65,751	363	0
	09/2018	ARS	584,811		21,225	2,603	0
	09/2018	$	228	MYR	912	0	(3)
BSH	07/2018	BRL	883,596	$	237,794	9,813	0
	07/2018	$	229,160	BRL	883,596	0	(1,180)
	08/2018		237,029		883,596	0	(9,856)

CBK	07/2018	ARS	3,552	$	130	8	0
	07/2018	BRL	322,200		83,562	430	0
	07/2018	CLP	774,560		1,237	52	0
	07/2018	COP	14,920,611		5,143	56	0
	07/2018	GBP	19,365		25,656	99	0
	07/2018	PEN	22,403		6,818	1	0
	07/2018	TRY	9,050		1,928	0	(27)
	07/2018	$	2,255	ARS	58,861	0	(253)
	07/2018		89,180	BRL	322,200	0	(6,048)
	07/2018		194,092	COP	556,107,954	0	(4,479)
	07/2018		10,244	PLN	37,473	0	(240)
	07/2018		3,911	TRY	18,784	147	0
	08/2018	ARS	8,602	$	399	114	0
	08/2018	CZK	61,055		2,871	120	0
	08/2018	HUF	728,821		2,691	101	0
	08/2018	MXN	228,472		11,568	162	0
	08/2018	RON	65,152		16,454	175	0
	08/2018	RUB	427,186		6,755	0	(10)
	08/2018	$	15,884	EUR	13,478	0	(95)
	08/2018		2,867	MXN	58,839	75	(5)
	09/2018	ARS	103,203	$	4,943	1,641	0
	09/2018	$	3,098	ARS	84,471	0	(395)
	09/2018		6,170	IDR	87,558,470	0	(121)
	09/2018		5,430	RUB	341,712	0	(30)
	10/2018		618	ARS	18,550	0	(39)
	11/2018	NGN	94,750	$	250	0	(8)
	12/2018		529,287		1,419	0	(15)
	03/2019	$	5,573	RUB	326,299	0	(494)
DUB	07/2018	ARS	457,328	$	16,397	587	0
	07/2018	BRL	320,800		95,962	13,191	0
	07/2018	PLN	12,131		3,587	348	0
	07/2018	$	15,738	ARS	456,305	38	0
	07/2018		83,558	BRL	320,800	0	(787)
	07/2018		89	COP	249,823	0	(4)
	08/2018		63,789	TRY	292,200	0	(1,474)
	09/2018	ARS	57,900	$	2,766	912	0
	09/2018	IDR	125,838,255		8,885	192	0
FBF	07/2018	BRL	7,377		1,916	13	0
	07/2018	COP	10,299,960		3,564	52	0
	07/2018	$	1,913	BRL	7,377	0	(10)
	07/2018		3,334	CLP	2,079,749	0	(151)
	09/2018	IDR	11,519,224	$	800	4	0
	09/2018	$	18,788	INR	1,275,705	0	(352)
	10/2018	EUR	3,900	$	4,859	272	0
	03/2019	RUB	326,299		5,573	494	0
GLM	07/2018	BRL	278,799		78,548	6,617	0
	07/2018	CLP	3,912,895		6,309	320	0
	07/2018	COP	8,619,282		3,063	124	0
	07/2018	PEN	2,705		826	3	0
	07/2018	PLN	188,173		52,073	1,833	0
	07/2018	$	72,610	BRL	278,799	0	(680)
	07/2018		1,669	COP	4,696,499	0	(68)
	07/2018		1,549	PLN	5,542	1	(70)
	07/2018		9,921	RUB	616,775	0	(107)
	08/2018	BRL	10,325	$	2,726	72	0
	08/2018	EUR	23,370		28,200	824	(1)
	08/2018	RUB	3,407,768		54,394	453	(24)
	08/2018	$	15,517	BRL	59,659	0	(179)
	08/2018		12,971	CZK	275,372	0	(560)
	08/2018		5,525	EGP	101,608	67	0
	08/2018		1,613	EUR	1,376	0	(1)
	08/2018		5,876	NGN	2,162,300	63	0
	08/2018	ZAR	49,986	$	3,908	281	0
	09/2018	EGP	115,935		6,260	0	(94)
	09/2018	IDR	38,233,300		2,702	61	0
	09/2018	MYR	23,489		5,876	70	0
	09/2018	$	10,564	IDR	148,492,097	0	(306)
	09/2018		51,541	RUB	3,232,751	0	(448)
	09/2018		538	THB	17,309	0	(14)
HUS	07/2018	ARS	363,467	$	17,153	4,790	0
	07/2018	BRL	16,962		4,474	97	0
	07/2018	PLN	8,369		2,241	7	0
	07/2018	$	9,903	ARS	274,792	0	(556)
	07/2018		4,472	BRL	16,962	0	(95)
	07/2018		7,222	COP	20,799,360	0	(130)
	07/2018		4,578	PLN	16,274	0	(233)
	07/2018		1,660	RUB	106,088	28	0
	08/2018	ARS	104,790	$	4,856	1,390	0
	08/2018	RUB	441,814		7,069	73	0
	08/2018	$	2,732	EGP	50,323	37	0
	08/2018		31,416	ZAR	406,758	0	(1,899)
	09/2018	CNH	831	$	131	6	0
	09/2018	RUB	2,566,510		39,854	0	(709)
	09/2018	$	18,611	EGP	340,575	56	0
	09/2018		14,039	IDR	199,188,355	0	(279)
	10/2018	EUR	1,300	$	1,613	84	0

	10/2018	NGN	1,127,400		3,000	0	(81)
	10/2018	$	87	ARS	2,630	0	(5)
IND	07/2018	PLN	22,485	$	6,317	313	0
	08/2018	CZK	23,905		1,075	0	(2)
	08/2018	ZAR	400,168		30,745	1,706	0
	09/2018	THB	66,630		2,020	4	0
	09/2018	$	20,441	MYR	81,786	0	(225)
	09/2018		24,346	TWD	716,990	0	(705)
JPM	07/2018	ARS	317,391	$	12,080	1,214	0
	07/2018	$	21	COP	60,018	0	0
	08/2018	AUD	726	$	549	12	0
	08/2018	NGN	1,300,903		3,365	0	(219)
	08/2018	RON	580		145	0	0
	08/2018	$	165,263	CZK	3,513,793	0	(6,895)
	08/2018		7,490	EGP	137,962	109	0
	08/2018		328	ZAR	4,517	0	0
	08/2018	ZAR	603,608	$	47,298	3,496	0
	09/2018	ARS	218,793		8,109	1,118	0
	09/2018	EGP	149,396		8,102	0	(50)
	09/2018	NGN	2,236,200		5,756	0	(367)
	09/2018	$	15,870	KRW	17,079,294	0	(497)
	10/2018	NGN	4,866,507	$	12,925	0	(368)
	10/2018	$	2,677	EGP	49,320	0	(6)
	11/2018	NGN	5,829,941	$	15,484	0	(346)
	11/2018	$	12,182	NGN	4,574,341	231	0
	12/2018	NGN	3,084,490	$	8,165	0	(198)
MSB	07/2018	ARS	167,558		5,938	238	0
	07/2018	BRL	797,155		206,742	1,064	0
	07/2018	IDR	156,665,472		11,184	251	0
	07/2018	$	216,925	BRL	797,155	0	(11,247)
	07/2018		10,877	IDR	156,665,472	56	0
	07/2018		162,775	PLN	553,162	0	(15,088)
	08/2018		4,158	EGP	75,969	30	0
	09/2018	ARS	89,200	$	4,254	1,400	0
	09/2018	MYR	6,546		1,621	3	0
	09/2018	$	2,835	EGP	51,859	7	0
	09/2018		22,666	MYR	90,569	0	(277)
	09/2018		64,812	THB	2,059,068	0	(2,520)
	10/2018	NGN	375,250	$	1,000	0	(26)
	10/2018	$	10,639	MYR	42,531	0	(136)
	12/2018	NGN	2,420,340	$	6,420	0	(142)
NGF	07/2018	ARS	78,589		2,763	90	0
	09/2018	TWD	1,270,608		42,885	990	0
RBC	07/2018	TRY	85,320		17,683	0	(750)
	08/2018	CZK	10,635		480	1	0
	08/2018	TRY	67,045		14,601	303	0
	08/2018	$	21,216	ZAR	271,541	0	(1,511)
RYL	07/2018	PLN	3,724	$	1,001	6	0
	07/2018	$	2,416	PLN	8,251	0	(214)
	08/2018		355	CZK	7,524	0	(16)
	08/2018		441	MXN	8,963	6	0
	08/2018	ZAR	58,599	$	4,718	465	0
SCX	07/2018	BRL	484,700		125,707	647	0
	07/2018	EUR	500		608	24	0
	07/2018	NGN	1,037,937		2,694	0	(174)
	07/2018	TRY	106,558		25,640	2,552	0
	07/2018	$	131,767	BRL	484,700	0	(6,707)
	07/2018		2,849	NGN	1,037,937	18	0
	08/2018	NGN	2,222,344	$	5,748	0	(356)
	08/2018	$	1,861	EGP	34,484	41	0
	08/2018		16,031	EUR	13,537	0	(172)
	08/2018		17,406	ZAR	220,229	0	(1,425)
	09/2018	IDR	368,537,164	$	25,871	413	0
	09/2018	KRW	17,089,461		15,899	517	0
	10/2018	NGN	1,699,897		4,518	0	(121)
	11/2018		3,111,451		8,293	0	(170)
SOG	07/2018	PLN	188,980		51,066	611	0
	07/2018	TRY	106,558		25,643	2,555	0
	08/2018	$	6,324	ARS	181,005	0	(376)
	08/2018		14,431	RON	57,510	0	(61)
	09/2018	ARS	181,005	$	6,040	290	0
	09/2018	IDR	25,587,408		1,771	3	0
SSB	07/2018	$	10,585	MYR	42,002	0	(182)
	09/2018		27,904		111,714	0	(292)
UAG	07/2018	IDR	156,665,472	$	10,877	0	(56)
	07/2018	$	25,605	GBP	19,365	0	(48)
	07/2018		11,095	IDR	156,665,472	0	(163)
	08/2018	GBP	19,365	$	25,642	50	0
	08/2018	$	180,862	MXN	3,574,745	0	(2,406)
	09/2018	IDR	156,665,472	$	10,930	108	0
	09/2018	MYR	34,402		8,607	104	0
	09/2018	PHP	3,219,838		60,626	672	0
	09/2018	$	26,610	IDR	379,011,320	0	(428)
	09/2018		20,603	MYR	82,848	0	(125)

Total Forward Foreign Currency Contracts						$97,177	$(104,250)

Written Options:

Credit Default Swaptions On Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$20,500	$(35)	$(3)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	24,000	(40)	(3)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	255,800	(237)	(54)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	13,300	(12)	(5)

						$(324)	$(65)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	$20,100	$(281)	$(45)
HUS	Put - OTC USD versus RUB		54.700	03/06/2019	100	(2)	0

						$(283)	$(45)

Total Written Options						$(607)	$(110)

Swap Agreements:

Credit Default Swaps On Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	09/20/2020	0.405%	$600	$(25)	$33	$8	$0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	23,600	149	(62)	87	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	1,400	(7)	30	23	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.298	9,000	24	117	141	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	3,600	38	7	45	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104	5,800	5	(7)	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	6,900	(28)	144	116	0

							$156	$262	$420	$(2)

Cross-Currency Swaps

											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Floating rate equal to 3-Month USD-LIBOR Plus 18.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/20/2020	TRY	57,987	USD	12,430	$(158)	$301	$143	$0

									$(158)	$301	$143	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$0	$85	$85	$0
BOA	Receive	1-Year ILS-TELBOR	0.285	Annual	02/16/2020	ILS	135,500	1	3	4	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		88,300	0	31	31	0
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	39	37	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	(13)	0	(13)
	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	11	11	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020	THB	1,382,300	0	1,835	1,835	0
BPS	Pay	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	06/21/2026	COP	18,583,800	0	(5)	0	(5)
	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021	THB	456,100	0	763	763	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	464	463	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	420	419	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	214,300	0	71	71	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(89)	0	(89)

CBK	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	(61)	0	(61)
	Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	06/07/2026		21,863,000	0	(87)	0	(87)
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(6)	0	(6)
	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020	THB	124,600	0	47	47	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	63	63	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	286	286	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	781	781	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		618,900	(2)	519	517	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	339	339	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	89,200	0	10	10	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		18,800	0	35	35	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	80	80	0
	Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021		94,278,300	0	(173)	0	(173)
	Pay	3-Month COP-IBR Compounded-OIS	5.275	Quarterly	04/04/2023		15,847,400	0	(56)	0	(56)
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(296)	0	(296)
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020	THB	194,000	0	73	73	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	35	35	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	204	204	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	406	405	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	374	373	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	8	8	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	15	15	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	99	99	0
FBF	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020		27,000	0	10	10	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	55	55	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	278,500	2	(2)	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		179,600	0	53	53	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		178,100	13	50	63	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		58,500	(4)	92	88	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(56)	0	(56)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		38,100	0	(28)	0	(28)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	16,490,000	0	140	140	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	199	196	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	(173)	0	(173)
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	(74)	0	(74)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(212)	0	(212)
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	286	303	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	93,400	0	33	33	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(15)	0	(14)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	260	260	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020	THB	743,000	0	292	292	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	(1)	252	251	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		219,200	0	109	109	0
	Pay	6-Month THB-THBFIX Reuters	1.990	Semi-Annual	06/08/2023		1,583,300	0	(109)	0	(109)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	ILS	78,300	0	6	6	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	22	22	0
	Pay	3-Month COP-IBR Compounded-OIS	5.220	Quarterly	03/13/2019	COP	5,000,000	0	13	13	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020		28,690,000	0	80	80	0
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021		51,628,600	0	(132)	0	(132)
	Pay	3-Month COP-IBR Compounded-OIS	5.250	Quarterly	04/23/2024		43,681,500	0	(332)	0	(332)
	Pay	3-Month COP-IBR Compounded-OIS	5.730	Quarterly	06/21/2024		24,420,500	0	(4)	0	(4)
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	06/07/2026		36,887,000	0	(156)	0	(156)
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	303	303	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	554	550	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	20	20	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	15	15	0

								$14	$7,861	$9,951	$(2,076)

Total Swap Agreements								$12	$8,424	$10,514	$(2,078)

(m)

Securities with an aggregate market value of $46,856 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$61,294	$0	$61,294
Brazil
Corporate Bonds & Notes	0	38,672	0	38,672
Loan Participations and Assignments	0	0	22,089	22,089
Sovereign Issues	0	11,407	0	11,407
Canada
Corporate Bonds & Notes	0	15,006	0	15,006
Cayman Islands
Corporate Bonds & Notes	0	5,367	0	5,367
Chile
Sovereign Issues	0	58,537	0	58,537
Colombia
Corporate Bonds & Notes	0	44,456	0	44,456
Sovereign Issues	0	48,858	0	48,858
Czech Republic
Sovereign Issues	0	27,715	0	27,715
Dominican Republic
Sovereign Issues	0	4,459	0	4,459
Germany
Corporate Bonds & Notes	0	60,617	0	60,617
Hungary
Sovereign Issues	0	101,612	0	101,612
Indonesia
Corporate Bonds & Notes	0	8,755	0	8,755
Sovereign Issues	0	128,736	0	128,736
Kazakhstan
Corporate Bonds & Notes	0	17,068	0	17,068
Luxembourg
Corporate Bonds & Notes	0	10,339	0	10,339
Malaysia
Sovereign Issues	0	105,354	0	105,354
Mexico
Corporate Bonds & Notes	0	61,671	0	61,671
Netherlands
Asset-Backed Securities	0	468	0	468
Corporate Bonds & Notes	0	377	0	377
Peru
Corporate Bonds & Notes	0	20,713	0	20,713
Sovereign Issues	0	121,823	0	121,823
Philippines
Sovereign Issues	0	31,083	0	31,083
Poland
Sovereign Issues	0	406,464	0	406,464
Romania
Sovereign Issues	0	31,979	0	31,979
Russia
Sovereign Issues	0	348,070	0	348,070
South Africa
Corporate Bonds & Notes	0	7,833	0	7,833
Sovereign Issues	0	345,978	0	345,978
South Korea
Sovereign Issues	0	4,774	0	4,774
Spain
Sovereign Issues	0	1,079	0	1,079
Sri Lanka
Sovereign Issues	0	10,418	0	10,418
Supranational
Corporate Bonds & Notes	0	51,831	0	51,831
Thailand
Sovereign Issues	0	46,306	0	46,306
Turkey
Sovereign Issues	0	215,471	0	215,471
Ukraine
Sovereign Issues	0	12,876	0	12,876
United Kingdom
Corporate Bonds & Notes	0	6,691	0	6,691
Non-Agency Mortgage-Backed Securities	0	15,314	0	15,314
United States
Asset-Backed Securities	0	39,374	0	39,374
Corporate Bonds & Notes	0	82,402	0	82,402
Non-Agency Mortgage-Backed Securities	0	28,856	0	28,856

U.S. Government Agencies	0	22	0	22
U.S. Treasury Obligations	0	727	0	727
Uruguay
Sovereign Issues	0	11,778	0	11,778
Short-Term Instruments
Repurchase Agreements	0	5,231	0	5,231
Short-Term Notes	0	69,927	0	69,927
Argentina Treasury Bills	0	61,454	0	61,454
Egypt Treasury Bills	0	40,999	0	40,999
Greece Treasury Bills	0	6,643	0	6,643
Nigeria Treasury Bills	0	76,876	0	76,876
U.S. Treasury Bills	0	59,805	0	59,805
	$0	$2,973,565	$22,089	$2,995,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$515,617	$0	$0	$515,617

Total Investments	$515,617	$2,973,565	$22,089	$3,511,271

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,170)	$0	$(3,170)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,840	0	2,840
Over the counter	0	107,691	0	107,691
	$0	$110,531	$0	$110,531

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(1,160)	0	(1,193)
Over the counter	0	(106,438)	0	(106,438)

	$(33)	$(107,598)	$0	$(107,631)

Total Financial Derivative Instruments	$(33)	$2,933	$0	$2,900

Totals	$515,584	$2,973,328	$22,089	$3,511,001

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.8% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond
8.250% due 05/09/2028		$3,300	$3,311

Total Angola (Cost $3,300)			3,311

ARGENTINA 5.8%
SOVEREIGN ISSUES 5.8%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	15,300	10,586
2.500% due 12/31/2038		$19,800	11,301
3.375% due 01/15/2023	EUR	8,500	9,045
5.250% due 01/15/2028		200	201
5.625% due 01/26/2022		$4,000	3,748
5.875% due 01/11/2028		8,600	7,014
6.250% due 04/22/2019		5,950	5,989
6.875% due 04/22/2021		8,360	8,266
6.875% due 01/26/2027		19,200	16,968
6.875% due 01/11/2048		13,600	10,309
7.125% due 07/06/2036		3,300	2,659
7.125% due 06/28/2117		1,200	918
7.500% due 04/22/2026		12,100	11,208
7.820% due 12/31/2033	EUR	4,679	5,468
8.280% due 12/31/2033		$2,664	2,504
8.750% due 05/07/2024		900	931
Provincia de Buenos Aires
9.950% due 06/09/2021		1,200	1,242
10.875% due 01/26/2021		1,000	1,033
Provincia de Cordoba
7.125% due 06/10/2021		550	521
Provincia de la Rioja
9.750% due 02/24/2025		1,500	1,404
Provincia de Neuquen
7.500% due 04/27/2025		1,340	1,123

Total Argentina (Cost $128,345)			112,438

AZERBAIJAN 1.4%
CORPORATE BONDS & NOTES 1.3%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$23,300	25,174

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		2,800	2,782

Total Azerbaijan (Cost $27,524)			27,956

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond
6.000% due 11/21/2028		$4,750	4,774

Total Bahamas (Cost $4,750)			4,774

BRAZIL 5.2%
CORPORATE BONDS & NOTES 3.5%
Banco do Brasil S.A.
3.875% due 10/10/2022		$4,811	4,504
Braskem Netherlands Finance BV
4.500% due 01/10/2028		4,300	3,961
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		33,400	31,980

Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		6,205	6,087
6.875% due 07/30/2019		7,350	7,552
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (e)(f)		9,803	158
Petrobras Global Finance BV
6.250% due 03/17/2024		400	398
6.850% due 06/05/2115		4,000	3,376
6.875% due 01/20/2040 (i)		3,362	3,054
7.250% due 03/17/2044		500	464
7.375% due 01/17/2027		6,000	6,008
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(b)		800	588

			68,130

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		10,900	10,606

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
5.000% due 01/27/2045		5,000	3,970
5.625% due 01/07/2041		1,350	1,176
5.625% due 02/21/2047		4,900	4,173
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (e)	BRL	50,500	12,612

			21,931

Total Brazil (Cost $103,278)			100,667

CAYMAN ISLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (e)		$6,100	3,851
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		2,800	2,863
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		9,822	9,282
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		17,175	8,545
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,036	941

Total Cayman Islands (Cost $30,899)			25,482

CHILE 2.7%
CORPORATE BONDS & NOTES 2.7%
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027		$400	382
4.250% due 07/17/2042		2,900	2,770
4.500% due 09/16/2025		11,700	11,970
4.500% due 08/01/2047		700	683
4.875% due 11/04/2044		2,200	2,273
5.625% due 10/18/2043		1,000	1,132
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		12,500	12,378
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,288
Itau CorpBanca
3.875% due 09/22/2019		6,400	6,431
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		9,141	8,692

Total Chile (Cost $52,740)			52,999

CHINA 2.5%
CORPORATE BONDS & NOTES 2.4%
CNAC HK Finbridge Co. Ltd.
4.625% due 03/14/2023		$5,000	5,004
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		1,500	1,412
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		12,600	11,678
4.375% due 10/17/2023		16,500	16,923
4.875% due 05/17/2042		5,710	5,985
State Grid Overseas Investment Ltd.
4.250% due 05/02/2028		3,000	3,013

Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		2,100	1,963

			45,978

SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	3,510	536
China Government International Bond
3.290% due 04/18/2020		8,250	1,243
3.380% due 05/23/2023		1,200	180
4.080% due 08/22/2023		1,100	171

			2,130

Total China (Cost $49,941)			48,108

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.8%
Ecopetrol S.A.
5.875% due 05/28/2045		$8,200	7,808
7.375% due 09/18/2043		7,500	8,289

			16,097

SOVEREIGN ISSUES 0.7%
Colombia Government International Bond
6.125% due 01/18/2041		4,100	4,602
7.375% due 09/18/2037		7,275	9,094

			13,696

Total Colombia (Cost $29,008)			29,793

COSTA RICA 0.5%
SOVEREIGN ISSUES 0.5%
Costa Rica Government International Bond
4.250% due 01/26/2023		$330	314
5.625% due 04/30/2043		9,900	8,409

Total Costa Rica (Cost $9,800)			8,723

DOMINICAN REPUBLIC 1.7%
SOVEREIGN ISSUES 1.7%
Dominican Republic International Bond
5.500% due 01/27/2025		$7,100	7,070
5.875% due 04/18/2024		1,500	1,541
5.950% due 01/25/2027		16,500	16,356
6.500% due 02/15/2048		3,600	3,422
6.850% due 01/27/2045		1,600	1,592
6.875% due 01/29/2026		2,700	2,871

Total Dominican Republic (Cost $33,723)			32,852

ECUADOR 0.8%
CORPORATE BONDS & NOTES 0.0%
Petroamazonas EP
4.625% due 11/06/2020		$900	820

SOVEREIGN ISSUES 0.8%
Ecuador Government International Bond
7.875% due 01/23/2028		12,200	10,265
8.750% due 06/02/2023		3,900	3,668
9.625% due 06/02/2027		1,600	1,492

			15,425

Total Ecuador (Cost $18,624)			16,245

EGYPT 1.1%
SOVEREIGN ISSUES 1.1%
Egypt Government International Bond
5.577% due 02/21/2023		$6,000	5,700
6.125% due 01/31/2022		6,300	6,212
7.500% due 01/31/2027		2,000	1,971
7.903% due 02/21/2048		2,000	1,827
8.500% due 01/31/2047		5,300	5,151

Total Egypt (Cost $22,194)		20,861

EL SALVADOR 0.4%
SOVEREIGN ISSUES 0.4%
El Salvador Government International Bond
5.875% due 01/30/2025	$1,970	1,853
7.625% due 09/21/2034	3,070	3,155
7.750% due 01/24/2023	500	527
8.250% due 04/10/2032	1,510	1,562

Total El Salvador (Cost $7,190)		7,097

ETHIOPIA 0.3%
SOVEREIGN ISSUES 0.3%
Ethiopia Government International Bond
6.625% due 12/11/2024	$4,900	4,809

Total Ethiopia (Cost $4,916)		4,809

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$4,104	3,687

Total Gabon (Cost $4,047)		3,687

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG
4.250% due 10/14/2021	$4,850	4,779

Total Germany (Cost $4,816)		4,779

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
7.875% due 08/07/2023	$11,300	11,606

Total Ghana (Cost $12,041)		11,606

GUATEMALA 1.3%
SOVEREIGN ISSUES 1.3%
Guatemala Government International Bond
4.375% due 06/05/2027	$2,000	1,860
4.875% due 02/13/2028	1,500	1,436
5.750% due 06/06/2022	20,300	21,187

Total Guatemala (Cost $24,326)		24,483

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$900	889
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	10,700	10,838
Nexen Energy ULC
6.400% due 05/15/2037	1,130	1,389
7.500% due 07/30/2039	3,370	4,668

Total Hong Kong (Cost $17,543)		17,784

INDIA 0.8%
SOVEREIGN ISSUES 0.8%
Export-Import Bank of India
3.375% due 08/05/2026	$11,600	10,678
3.875% due 02/01/2028 (i)	4,400	4,142

Total India (Cost $16,085)			14,820

INDONESIA 6.6%
CORPORATE BONDS & NOTES 3.2%
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		$4,000	3,974
Pelabuhan Indonesia PT
4.250% due 05/05/2025		2,600	2,490
5.375% due 05/05/2045		2,000	1,828
Pertamina Persero PT
4.300% due 05/20/2023		1,000	989
4.300% due 05/20/2023 (i)		2,300	2,276
4.875% due 05/03/2022		10,000	10,179
5.625% due 05/20/2043		1,000	951
6.000% due 05/03/2042		26,158	26,090
6.450% due 05/30/2044		10,700	11,216
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		1,000	1,016
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		1,000	925

			61,934

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,200	3,895
4.350% due 01/11/2048		$4,300	3,860
4.625% due 04/15/2043		400	371
4.750% due 01/08/2026		1,100	1,117
5.125% due 01/15/2045		5,000	4,926
5.250% due 01/08/2047		2,000	2,007
5.375% due 10/17/2023		5,000	5,258
6.625% due 02/17/2037		6,360	7,320
6.750% due 01/15/2044		14,100	16,813
7.750% due 01/17/2038 (i)		7,225	9,307
8.500% due 10/12/2035		2,400	3,233
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		5,700	5,586
4.400% due 03/01/2028		1,700	1,661

			65,354

Total Indonesia (Cost $126,617)			127,288

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.7%
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		$1,500	1,466
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,656
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022 (i)		$4,000	4,124
6.025% due 07/05/2022		5,900	6,084

Total Ireland (Cost $13,001)			13,330

ISRAEL 1.4%
CORPORATE BONDS & NOTES 0.8%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$5,160	5,175
5.412% due 12/30/2025		1,780	1,792
Israel Electric Corp. Ltd.
4.250% due 08/14/2028		6,300	6,077
7.250% due 01/15/2019		2,421	2,474

			15,518

SOVEREIGN ISSUES 0.6%
Israel Government International Bond
3.250% due 01/17/2028		6,900	6,677
4.125% due 01/17/2048		4,900	4,645

4.500% due 01/30/2043		1,100	1,115

			12,437

Total Israel (Cost $28,755)			27,955

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	3,600	4,237
5.250% due 03/22/2030		10,400	11,668
5.375% due 07/23/2024		$1,589	1,494
6.125% due 06/15/2033		400	354
6.375% due 03/03/2028		1,500	1,418

Total Ivory Coast (Cost $19,572)			19,171

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$1,500	1,612
7.875% due 07/28/2045		1,700	1,887

Total Jamaica (Cost $3,199)			3,499

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$5,800	5,402
6.125% due 01/29/2026		1,900	1,844
7.375% due 10/10/2047		800	736

Total Jordan (Cost $8,498)			7,982

KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 1.2%
KazMunayGas National Co. JSC
4.750% due 04/24/2025		$11,600	11,632
4.750% due 04/19/2027		6,500	6,362
9.125% due 07/02/2018		5,100	5,100

			23,094

SOVEREIGN ISSUES 0.8%
Kazakhstan Government International Bond
4.875% due 10/14/2044		9,600	9,310
6.500% due 07/21/2045		4,500	5,314

			14,624

Total Kazakhstan (Cost $36,780)			37,718

KENYA 0.2%
SOVEREIGN ISSUES 0.2%
Kenya Government International Bond
5.875% due 06/24/2019		$200	201
6.875% due 06/24/2024		500	495
7.250% due 02/28/2028		1,500	1,444
8.250% due 02/28/2048		2,500	2,348

Total Kenya (Cost $4,714)			4,488

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,714

Total Lithuania (Cost $1,698)			1,714

LUXEMBOURG 4.9%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	1,342	1,542

CORPORATE BONDS & NOTES 4.8%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$11,400	11,164
6.000% due 11/27/2023		7,700	8,037
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	2,005
4.950% due 02/06/2028		5,000	4,829
6.510% due 03/07/2022		15,113	16,058
8.625% due 04/28/2034		1,100	1,364
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		5,119	2,163
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		2,400	2,437
5.500% due 02/26/2024 •(g)		12,985	13,041
5.717% due 06/16/2021		7,200	7,454
6.125% due 02/07/2022		22,185	23,225

			91,777

Total Luxembourg (Cost $94,270)			93,319

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	905

Total Malaysia (Cost $890)			905

MEXICO 9.2%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (c)		93,450	22

			22

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.9%
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,800	1,879
6.750% due 09/30/2022		1,000	1,068
Comision Federal de Electricidad
5.750% due 02/14/2042 (i)		4,850	4,765
6.125% due 06/16/2045		4,900	5,010
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		900	0
Petroleos Mexicanos
4.250% due 01/15/2025		3,000	2,812
4.875% due 01/24/2022		26,175	26,471
5.500% due 01/21/2021		2,500	2,577
6.350% due 02/12/2048		31,567	28,726
6.375% due 01/23/2045		8,700	8,034
6.500% due 03/13/2027		4,600	4,712
6.500% due 06/02/2041		12,620	11,899
6.625% due 06/15/2035		975	957
6.750% due 09/21/2047		2,500	2,383
6.875% due 08/04/2026		12,500	13,169

			114,462

SOVEREIGN ISSUES 3.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,550	10,153
4.150% due 03/28/2027		$7,126	7,033
4.600% due 01/23/2046		9,412	8,683
4.600% due 02/10/2048		4,200	3,868
5.550% due 01/21/2045		4,120	4,321
5.750% due 10/12/2110		15,300	15,101

6.050% due 01/11/2040		12,702	14,036

			63,195

Total Mexico (Cost $196,849)			177,679

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$3,930	3,690
5.625% due 05/01/2023		1,400	1,328
10.875% due 04/06/2021		2,400	2,682

Total Mongolia (Cost $7,679)			7,700

MOROCCO 0.3%
SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
5.500% due 12/11/2042		$5,800	5,902

Total Morocco (Cost $6,074)			5,902

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$2,300	2,130

Total Namibia (Cost $2,229)			2,130

NETHERLANDS 0.6%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 •	EUR	250	292

CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$5,800	4,669
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		1,500	1,628
Metinvest BV
7.750% due 04/23/2023		5,400	5,079
Syngenta Finance NV
4.441% due 04/24/2023		300	299

			11,675

Total Netherlands (Cost $12,787)			11,967

NIGERIA 1.6%
SOVEREIGN ISSUES 1.6%
Nigeria Government International Bond
6.375% due 07/12/2023		$1,000	990
6.500% due 11/28/2027		9,100	8,489
7.143% due 02/23/2030		6,700	6,341
7.625% due 11/28/2047		3,100	2,834
7.696% due 02/23/2038		2,900	2,749
7.875% due 02/16/2032		9,300	9,147

Total Nigeria (Cost $32,039)			30,550

OMAN 1.1%
SOVEREIGN ISSUES 1.1%
Oman Government International Bond
3.625% due 06/15/2021		$300	291
5.375% due 03/08/2027		7,900	7,459
5.625% due 01/17/2028 (i)		12,800	12,079
6.500% due 03/08/2047		1,000	899

Total Oman (Cost $21,944)			20,728

PAKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond
6.875% due 12/05/2027		$4,900	4,269

Total Pakistan (Cost $4,900)			4,269

PANAMA 0.8%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,338	1,348

SOVEREIGN ISSUES 0.7%
Panama Government International Bond
4.300% due 04/29/2053		1,500	1,403
4.500% due 05/15/2047 (i)		3,800	3,695
6.700% due 01/26/2036		2,000	2,460
8.125% due 04/28/2034		2,860	3,918
8.875% due 09/30/2027		735	990
9.375% due 01/16/2023		900	1,112

			13,578

Total Panama (Cost $15,277)			14,926

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
6.100% due 08/11/2044		$5,700	5,857

Total Paraguay (Cost $5,700)			5,857

PERU 1.0%
CORPORATE BONDS & NOTES 0.2%
Petroleos del Peru S.A.
4.750% due 06/19/2032		$800	768
5.625% due 06/19/2047		1,700	1,655
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		1,650	1,695

			4,118

SOVEREIGN ISSUES 0.8%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023		7,700	7,442
Peru Government International Bond
8.750% due 11/21/2033		5,000	7,350

			14,792

Total Peru (Cost $19,172)			18,910

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$4,300	5,085

Total Philippines (Cost $5,550)			5,085

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Poland Government International Bond
3.250% due 04/06/2026		$12,000	11,605

Total Poland (Cost $11,928)			11,605

QATAR 0.8%
SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
3.875% due 04/23/2023		$5,100	5,105
4.500% due 01/20/2022		4,200	4,307
5.103% due 04/23/2048		5,500	5,496

Total Qatar (Cost $14,951)			14,908

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government International Bond
2.875% due 05/26/2028	EUR	100	119

3.875% due 10/29/2035		400	478

Total Romania (Cost $554)			597

RUSSIA 1.2%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 06/16/2023		$5,200	5,211
VEON Holdings BV
5.200% due 02/13/2019		100	101

			5,312

SOVEREIGN ISSUES 0.9%
Russia Government International Bond
4.250% due 06/23/2027		2,400	2,317
4.500% due 04/04/2022		3,800	3,872
4.750% due 05/27/2026		5,000	5,015
5.625% due 04/04/2042		3,600	3,773
12.750% due 06/24/2028		1,525	2,492

			17,469

Total Russia (Cost $22,975)			22,781

SAUDI ARABIA 1.6%
SOVEREIGN ISSUES 1.6%
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
3.250% due 10/26/2026		1,000	939
3.625% due 03/04/2028		6,900	6,576
4.000% due 04/17/2025		15,800	15,745
4.500% due 04/17/2030		7,900	7,906

Total Saudi Arabia (Cost $31,525)			31,359

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,500	2,729
6.250% due 05/23/2033		$3,100	2,757
6.750% due 03/13/2048		1,600	1,374
8.750% due 05/13/2021		4,800	5,183

Total Senegal (Cost $12,828)			12,043

SERBIA 0.6%
SOVEREIGN ISSUES 0.6%
Serbia Government International Bond
4.875% due 02/25/2020		$9,000	9,153
5.875% due 12/03/2018		900	910
7.250% due 09/28/2021		1,100	1,202

Total Serbia (Cost $11,324)			11,265

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$5,500	5,233

Total Singapore (Cost $5,475)			5,233

SLOVENIA 0.1%
SOVEREIGN ISSUES 0.1%
Slovenia Government International Bond
5.250% due 02/18/2024		$1,814	1,975

Total Slovenia (Cost $1,985)			1,975

SOUTH AFRICA 2.3%
CORPORATE BONDS & NOTES 1.0%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	3,013
6.500% due 04/15/2040		1,300	1,299

Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		3,450	3,338
6.750% due 08/06/2023		5,900	5,650
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		3,700	3,764
Myriad International Holdings BV
5.500% due 07/21/2025		1,400	1,444

			18,508

SOVEREIGN ISSUES 1.3%
South Africa Government International Bond
4.875% due 04/14/2026		3,300	3,181
5.000% due 10/12/2046		3,800	3,167
5.375% due 07/24/2044		200	176
5.875% due 05/30/2022		3,500	3,670
5.875% due 06/22/2030		15,000	14,913

			25,107

Total South Africa (Cost $45,318)			43,615

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	500	375

Total South Korea (Cost $409)			375

SRI LANKA 1.6%
CORPORATE BONDS & NOTES 0.3%
National Savings Bank
5.150% due 09/10/2019		$4,000	3,952
8.875% due 09/18/2018		2,000	2,008

			5,960

SOVEREIGN ISSUES 1.3%
Sri Lanka Government International Bond
5.125% due 04/11/2019		600	600
5.750% due 01/18/2022		7,000	6,894
5.875% due 07/25/2022		1,700	1,673
6.000% due 01/14/2019		300	302
6.125% due 06/03/2025		3,100	2,905
6.200% due 05/11/2027		4,800	4,392
6.250% due 10/04/2020		800	812
6.250% due 07/27/2021		3,500	3,531
6.825% due 07/18/2026		500	480
6.850% due 11/03/2025		4,100	3,977

			25,566

Total Sri Lanka (Cost $32,255)			31,526

TANZANIA 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Ministry of Finance and Economic Affairs
7.825% (LIBOR03M + 5.500%) due 12/10/2019 «		$13,400	13,415

SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.241% (US0006M + 6.000%) due 03/09/2020 ~		4,000	4,086

Total Tanzania (Cost $17,508)			17,501

TRINIDAD AND TOBAGO 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$4,463	4,361

SOVEREIGN ISSUES 0.0%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026		600	576

Total Trinidad and Tobago (Cost $5,025)			4,937

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
3.280% due 08/09/2027	JPY	100,000	741

Total Tunisia (Cost $1,015)			741

TURKEY 4.4%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023		$1,200	1,136
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,322	2,174
Turkiye Is Bankasi A/S
6.125% due 04/25/2024		1,800	1,643

			4,953

SOVEREIGN ISSUES 4.1%
Export Credit Bank of Turkey
4.250% due 09/18/2022		3,000	2,683
5.375% due 02/08/2021		1,500	1,465
5.375% due 10/24/2023		2,800	2,551
Turkey Government International Bond
5.125% due 02/17/2028		12,200	10,776
5.750% due 05/11/2047		6,100	4,938
6.000% due 03/25/2027		21,500	20,246
6.000% due 01/14/2041		16,580	14,114
6.125% due 10/24/2028		5,300	4,977
6.750% due 05/30/2040		13,900	12,752
6.875% due 03/17/2036		3,900	3,681
7.250% due 03/05/2038		1,000	980

			79,163

Total Turkey (Cost $100,126)			84,116

UKRAINE 2.7%
SOVEREIGN ISSUES 2.7%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$3,300	2,100
7.375% due 09/25/2032		1,800	1,548
7.750% due 09/01/2019		5,300	5,300
7.750% due 09/01/2020		20,800	20,738
7.750% due 09/01/2021		5,500	5,438
7.750% due 09/01/2022		8,300	8,145
7.750% due 09/01/2023		3,800	3,670
7.750% due 09/01/2024		6,400	6,087

Total Ukraine (Cost $54,051)			53,026

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037		$4,300	4,918

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,100	2,015

Total United Arab Emirates (Cost $6,790)			6,933

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Polyus Finance PLC
4.700% due 01/29/2024		$1,700	1,599
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023		800	809
Ukreximbank Via Biz Finance PLC
9.625% due 04/27/2022		500	502

Total United Kingdom (Cost $3,034)		2,910

UNITED STATES 4.9%
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.141% (US0001M + 1.050%) due 11/25/2034 •	$193	193
Argent Securities Trust
2.241% (US0001M + 0.150%) due 07/25/2036 •	1,096	938
Countrywide Asset-Backed Certificates Trust
2.331% (US0001M + 0.240%) due 02/25/2037 •	5,700	5,546
2.841% (US0001M + 0.750%) due 11/25/2035 •	2,400	2,475
GSAA Home Equity Trust
6.002% due 11/25/2036	1,657	1,089
Home Equity Asset Trust
3.441% (US0001M + 1.350%) due 02/25/2033 •	197	196
MASTR Asset-Backed Securities Trust
2.791% (US0001M + 0.700%) due 09/25/2034 •	255	252
Morgan Stanley ABS Capital, Inc. Trust
2.856% (US0001M + 0.765%) due 01/25/2035 •	23	22
2.886% (US0001M + 0.795%) due 03/25/2034 •	4,855	4,802
Morgan Stanley Mortgage Loan Trust
2.451% (US0001M + 0.360%) due 04/25/2037 •	340	172
6.000% due 07/25/2047 ^~	113	91
Option One Mortgage Loan Trust
2.311% (US0001M + 0.220%) due 04/25/2037 •	876	695
2.311% (US0001M + 0.220%) due 05/25/2037 •	356	257
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.611% (US0001M + 0.520%) due 09/25/2035 •	1,600	1,390
RAAC Trust
2.441% (US0001M + 0.350%) due 02/25/2046 •	822	798
Soundview Home Loan Trust
2.441% (US0001M + 0.350%) due 03/25/2036 •	1,300	1,259
2.991% (US0001M + 0.900%) due 10/25/2037 •	1,198	1,022
VOLT LLC
3.125% due 09/25/2047	794	789

		21,986

CORPORATE BONDS & NOTES 1.3%
Rio Oil Finance Trust
8.200% due 04/06/2028	4,100	4,164
9.250% due 07/06/2024	12,707	13,659
9.750% due 01/06/2027	3,928	4,230
Southern Copper Corp.
5.250% due 11/08/2042	2,100	2,084

		24,137

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust
3.655% due 11/25/2035 ^~	174	150
Banc of America Funding Trust
3.745% due 11/20/2035 ^~	175	166
5.888% due 04/25/2037 ^	218	195
BCAP LLC Trust
3.365% due 05/26/2037 ~	4,450	3,845
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~	142	135
3.624% due 01/25/2035 ~	17	17
Citigroup Mortgage Loan Trust
3.668% due 07/25/2046 ^~	102	96
Citigroup Mortgage Loan Trust, Inc.
3.890% (H15T1Y + 1.800%) due 09/25/2035 •	291	285
CitiMortgage Alternative Loan Trust
2.741% (US0001M + 0.650%) due 10/25/2036 •	1,281	1,064
Countrywide Alternative Loan Trust
2.261% (US0001M + 0.170%) due 01/25/2037 ^•	75	73
2.411% (US0001M + 0.320%) due 11/25/2035 •	171	156
2.441% (US0001M + 0.350%) due 05/25/2036 ^•	780	455
5.750% (US0001M + 1.000%) due 03/25/2037 ^•	161	141
6.250% due 11/25/2036 ^	118	101
Countrywide Home Loan Mortgage Pass-Through Trust
3.433% due 03/25/2037 ^~	100	91
3.442% due 04/20/2036 ^~	82	76
3.466% due 09/25/2047 ^~	66	62
3.523% due 02/25/2047 ^~	113	102
Credit Suisse Mortgage Capital Certificates
2.460% (LIBOR01M + 0.500%) due 11/30/2037 •	700	617
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	236	139
6.172% due 06/25/2036 ^	372	174
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~	60	53

5.000% due 10/25/2018	18	18
5.500% due 12/25/2035 ^	208	189
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	141	134
5.886% due 10/25/2036 ^	141	134
GSMPS Mortgage Loan Trust
2.441% (US0001M + 0.350%) due 01/25/2036 •	230	207
HarborView Mortgage Loan Trust
4.073% due 08/19/2036 ^~	31	29
Impac CMB Trust
2.731% (US0001M + 0.640%) due 03/25/2035 •	247	242
IndyMac Mortgage Loan Trust
2.271% (US0001M + 0.180%) due 02/25/2037 •	866	802
2.391% (US0001M + 0.300%) due 06/25/2037 ^•	149	93
3.501% due 10/25/2035 ~	140	128
3.550% due 06/25/2036 ~	171	164
3.561% due 08/25/2036 ~	220	218
JPMorgan Mortgage Trust
3.561% due 11/25/2035 ~	95	92
3.784% due 04/25/2035 ~	43	44
3.848% due 08/25/2035 ~	174	176
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	496	458
Luminent Mortgage Trust
2.271% (LIBOR01M + 0.180%) due 12/25/2036 ^•	104	94
MASTR Alternative Loan Trust
2.491% (US0001M + 0.400%) due 03/25/2036 •	139	29
Residential Accredit Loans, Inc. Trust
6.500% due 07/25/2037	611	569
Sequoia Mortgage Trust
3.398% due 01/20/2047 ^~	70	58
Structured Adjustable Rate Mortgage Loan Trust
3.444% due 11/25/2035 ^~	105	98
3.522% due 09/25/2036 ^~	315	248
3.639% due 05/25/2036 ^~	304	292
3.967% (US0006M + 1.500%) due 10/25/2037 ^•	123	110
Suntrust Adjustable Rate Mortgage Loan Trust
3.721% due 10/25/2037 ~	1,256	1,189
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	57
WaMu Mortgage Pass-Through Certificates
2.461% (US0001M + 0.370%) due 05/25/2034 •	130	119
WaMu Mortgage Pass-Through Certificates Trust
2.867% due 01/25/2037 ^~	159	151
3.136% due 04/25/2037 ^~	103	95
3.346% due 05/25/2037 ^~	209	177
3.438% due 12/25/2036 ^~	315	309
Wells Fargo Mortgage-Backed Securities Trust
3.604% due 10/25/2036 ~	887	873

		15,789

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	102
Israel Government AID Bond
5.500% due 04/26/2024	100	113

		215

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Notes
1.375% due 04/30/2021 (k)(m)	33,500	32,374

Total United States (Cost $94,005)		94,501

URUGUAY 1.4%
SOVEREIGN ISSUES 1.4%
Uruguay Government International Bond
4.375% due 10/27/2027	$4,775	4,849
4.975% due 04/20/2055	4,800	4,668
5.100% due 06/18/2050	8,900	8,782
7.875% due 01/15/2033	6,550	8,570

Total Uruguay (Cost $26,465)		26,869

VENEZUELA 1.9%
CORPORATE BONDS & NOTES 0.7%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)	$38,809	9,120

5.500% due 04/12/2037 ^(b)		19,263	4,431

			13,551

SOVEREIGN ISSUES 1.2%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		8,720	2,333
7.000% due 03/31/2038 ^(b)(i)		19,240	5,266
7.650% due 04/21/2025 ^(b)		11,979	3,279
7.750% due 10/13/2019 ^(b)		7,300	2,020
8.250% due 10/13/2024 ^(b)		21,739	6,015
9.000% due 05/07/2023 ^(b)		2,521	693
9.250% due 09/15/2027 ^(b)		7,540	2,162
9.250% due 05/07/2028 ^(b)		3,027	834

			22,602

Total Venezuela (Cost $90,798)			36,153

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
5.500% due 03/12/2028		$1,633	1,636

Total Vietnam (Cost $1,476)			1,636

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$6,100	6,099
Rosneft Finance S.A.
7.250% due 02/02/2020		3,550	3,737

Total Virgin Islands (British) (Cost $9,733)			9,836

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (h) 0.3%
			6,241

ARGENTINA TREASURY BILLS 0.3%
4.679% due 07/13/2018 - 10/26/2018 (d)(e)		$5,010	4,981

GREECE TREASURY BILLS 0.9%
1.670% due 07/06/2018 - 10/05/2018 (d)(e)	EUR	15,000	17,520

Total Short-Term Instruments (Cost $29,228)			28,742

Total Investments in Securities (Cost $1,904,065)			1,771,529

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III		19,144,750	189,265

Total Short-Term Instruments (Cost $189,233)			189,265

Total Investments in Affiliates (Cost $189,233)			189,265

Total Investments 101.6% (Cost $2,093,298)			$1,960,794
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(15,475))			1,841
Other Assets and Liabilities, net (1.7)%			(32,211)

Net Assets 100.0%			$1,930,424

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$6,241	U.S. Treasury Notes 2.750% due 11/15/2023	$(6,370)	$6,241	$6,242

Total Repurchase Agreements						$(6,370)	$6,241	$6,242

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date		Amount Borrowed	Payable for Reverse Repurchase Agreements
JML	0.250%	01/17/2018	TBD	(2)	(539)	$(539)
	1.000	02/06/2018	TBD	(2)	(1,392)	(1,396)
	1.000	02/13/2018	TBD	(2)	(4,219)	(4,231)
	1.000	02/15/2018	TBD	(2)	(821)	(824)
	1.250	03/21/2018	TBD	(2)	(768)	(770)
	1.250	04/27/2018	07/11/2018		(2,383)	(2,388)
	1.250	06/19/2018	07/11/2018		(4,284)	(4,286)
	1.350	06/18/2018	07/11/2018		(2,732)	(2,734)
	1.400	02/28/2018	TBD	(2)	(2,069)	(2,077)

Total Reverse Repurchase Agreements						$(19,245)

(i)	Securities with an aggregate market value of $18,765 and cash of $280 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)	Open maturity reverse repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $ (20,575) at a weighted average interest rate of 0.775%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	470	$56,488	$493	$0	$0

Total Futures Contracts				$493	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$79,300	$(2,664)	$(457)	$(3,121)	$0	$(9)

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.970%	Maturity	01/02/2020	BRL	140,200	$46	$316	$362	$9	$0
Receive	1-Year BRL-CDI	8.730	Maturity	01/04/2021		43,300	131	(43)	88	0	(13)
Pay	1-Year BRL-CDI	11.450	Maturity	01/04/2027		40,700	(113)	65	(48)	33	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$85,530	(2,554)	233	(2,321)	0	(45)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		300	19	(2)	17	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		33,900	(4,224)	303	(3,921)	0	(32)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		500	60	(12)	48	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		800	136	(18)	118	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,250	1,308	(449)	859	30	0
Receive (5)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	8,000	15	(97)	(82)	0	0
Receive (5)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		6,400	(108)	(129)	(237)	0	(10)

							$(5,284)	$167	$(5,117)	$74	$(101)

Total Swap Agreements							$(7,948)	$(290)	$(8,238)	$74	$(110)

(k)	Securities with an aggregate market value of $13,298 and cash of $1,470 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	BRL	97,600	$	27,653	$2,471	$0
	07/2018	$	25,312	BRL	97,600	0	(130)
	07/2018		9,760	COP	27,923,360	0	(239)
	08/2018	ARS	48,981	$	2,146	537	0
	08/2018	$	12,870	BRL	48,800	0	(323)
BPS	07/2018	ARS	47,349	$	1,725	88	0
	07/2018	BRL	62,717		16,356	175	0
	07/2018	JPY	88,600		816	16	0
	07/2018	$	3,572	ARS	94,697	0	(314)
	07/2018		16,601	BRL	62,717	0	(419)
	08/2018		9,489	MXN	182,511	0	(378)
	01/2019	BRL	50,500	$	13,208	400	0
CBK	07/2018	COP	462,400		160	2	0
	07/2018	TRY	8,637		1,837	0	(29)
DUB	09/2018	$	83	EGP	1,524	0	0
FBF	07/2018	COP	468,180	$	162	2	0
	10/2018	EUR	100		125	7	0
GLM	07/2018	BRL	6,252		1,690	77	0
	07/2018	EUR	1,837		2,140	0	(6)
	07/2018	GBP	1,265		1,687	18	0
	07/2018	$	1,622	BRL	6,252	0	(8)
	07/2018		2,896	EUR	2,453	0	(31)
	08/2018	EUR	2,763	$	3,224	0	(10)
	08/2018	$	11,635	TRY	51,839	0	(556)
	09/2018		64	EGP	1,176	0	0
	09/2018		9,948	TWD	292,919	0	(290)
HUS	07/2018	BRL	7,106	$	1,843	10	0
	07/2018	$	1,908	BRL	7,106	0	(75)
	08/2018		8,963	RUB	560,224	0	(92)
	09/2018	CNY	25,783	$	4,025	153	0
JPM	08/2018	AUD	507		383	8	0
	08/2018	ZAR	44,279		3,470	256	0
	09/2018	$	1,996	EGP	36,534	0	(2)
	09/2018		3,268	KRW	3,517,022	0	(102)
MSB	07/2018	BRL	47,946	$	12,435	64	0
	07/2018	$	12,724	BRL	47,946	0	(354)
	08/2018	BRL	47,946	$	12,689	362	0
	09/2018	MYR	963		241	2	0
NGF	09/2018	TWD	292,843		9,884	228	0
SCX	07/2018	EUR	64,696		75,811	721	(465)
	09/2018	KRW	3,519,555		3,274	107	0
SSB	07/2018	$	57,250	EUR	49,180	182	0
	08/2018	EUR	49,180	$	57,378	0	(180)
TOR	07/2018	$	806	JPY	88,600	0	(6)
	08/2018	JPY	88,600	$	808	6	0
UAG	07/2018	$	1,673	GBP	1,265	0	(3)
	08/2018	GBP	1,265	$	1,675	3	0

Total Forward Foreign Currency Contracts						$5,895	$(4,012)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(118)	$0

Total Written Options						$(118)	$0

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	2.835%	$4,600	$190	$142	$332	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	2.835	7,300	305	223	528	0

							$495	$365	$860	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2018	0.976%	$6,300	$(302)	$305	$3	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.595	2,200	(135)	111	0	(24)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	12,500	(55)	129	74	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.627	1,600	(87)	101	14	0
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.149	7,500	(42)	91	49	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.228	10,000	(151)	210	59	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.405	700	(29)	38	9	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.976	300	(9)	9	0	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2019	1.191	400	(16)	15	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2020	1.767	9,200	(1,533)	1,369	0	(164)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	500	(32)	9	0	(23)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.627	1,500	(85)	98	13	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.548	4,100	(566)	453	0	(113)
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.912	10,748	(635)	668	33	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.491	2,900	(34)	84	50	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	3.486	600	(39)	(25)	0	(64)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	11,500	73	(31)	42	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706	3,000	(214)	146	0	(68)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	6,100	27	9	36	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	1,000	(13)	8	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.548	4,100	(560)	447	0	(113)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	100	(1)	0	0	(1)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.162	2,200	14	5	19	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.421	11,200	(108)	21	0	(87)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	4,200	(10)	35	25	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.627	1,000	(56)	64	8	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.912	4,000	(157)	169	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.215	300	(2)	(1)	0	(3)
	Panama Government International Bond	1.000	Quarterly	03/20/2019	0.149	2,000	(12)	25	13	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.162	14,300	98	23	121	0
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	7,800	(60)	191	131	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	12/20/2018	0.214	14,300	(173)	232	59	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	06/20/2019	0.241	400	0	3	3	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.411	2,100	(18)	40	22	0
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.691	1,600	(113)	90	0	(23)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.627	600	(32)	37	5	0
	Peru Government International Bond	1.000	Quarterly	03/20/2019	0.228	2,100	(31)	43	12	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2019	1.191	2,200	(97)	94	0	(3)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	2,500	(101)	(83)	0	(184)
	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.298	3,000	8	39	47	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	5,000	24	6	30	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	1,000	(10)	5	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.548	3,600	(492)	393	0	(99)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.162	4,100	22	13	35	0
	Panama Government International Bond	1.000	Quarterly	06/20/2020	0.263	1,000	10	5	15	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.418	20,900	(228)	(160)	0	(388)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	1,700	18	3	21	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.691	1,200	(88)	71	0	(17)
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	600	(38)	(6)	0	(44)

	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	10,000	(66)	125	59	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363	13,700	(181)	(39)	0	(220)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	13,700	(121)	(84)	0	(205)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.162	8,700	55	19	74	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2019	2.138	18,600	(827)	530	0	(297)
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.865	5,000	(213)	216	3	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2019	1.462	1,300	(49)	41	0	(8)
	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.691	600	(46)	37	0	(9)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	10,900	46	19	65	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	1.318	2,200	(372)	356	0	(16)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.162	11,000	54	39	93	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.491	2,300	(28)	68	40	0
MYC	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	2,700	(21)	66	45	0
NGF	Egypt Government International Bond	1.000	Quarterly	12/20/2018	1.793	5,100	(52)	34	0	(18)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706	200	(13)	8	0	(5)

							$(7,904)	$7,036	$1,339	$(2,207)

Total Swap Agreements							$(7,409)	$7,401	$2,199	$(2,207)

(m)

Securities with an aggregate market value of $2,691 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$3,311	$0	$3,311
Argentina
Sovereign Issues	0	112,438	0	112,438
Azerbaijan
Corporate Bonds & Notes	0	25,174	0	25,174
Sovereign Issues	0	2,782	0	2,782
Bahamas
Sovereign Issues	0	4,774	0	4,774
Brazil
Corporate Bonds & Notes	0	68,130	0	68,130
Loan Participations and Assignments	0	0	10,606	10,606
Sovereign Issues	0	21,931	0	21,931
Cayman Islands
Corporate Bonds & Notes	0	25,482	0	25,482
Chile
Corporate Bonds & Notes	0	52,999	0	52,999
China
Corporate Bonds & Notes	0	45,978	0	45,978
Sovereign Issues	0	2,130	0	2,130
Colombia
Corporate Bonds & Notes	0	16,097	0	16,097
Sovereign Issues	0	13,696	0	13,696
Costa Rica
Sovereign Issues	0	8,723	0	8,723
Dominican Republic
Sovereign Issues	0	32,852	0	32,852
Ecuador
Corporate Bonds & Notes	0	820	0	820
Sovereign Issues	0	15,425	0	15,425
Egypt
Sovereign Issues	0	20,861	0	20,861
El Salvador
Sovereign Issues	0	7,097	0	7,097
Ethiopia
Sovereign Issues	0	4,809	0	4,809
Gabon
Sovereign Issues	0	3,687	0	3,687
Germany
Corporate Bonds & Notes	0	4,779	0	4,779
Ghana
Sovereign Issues	0	11,606	0	11,606
Guatemala
Sovereign Issues	0	24,483	0	24,483
Hong Kong
Corporate Bonds & Notes	0	17,784	0	17,784
India
Sovereign Issues	0	14,820	0	14,820
Indonesia
Corporate Bonds & Notes	0	61,934	0	61,934
Sovereign Issues	0	65,354	0	65,354
Ireland
Corporate Bonds & Notes	0	13,330	0	13,330
Israel
Corporate Bonds & Notes	0	15,518	0	15,518
Sovereign Issues	0	12,437	0	12,437
Ivory Coast
Sovereign Issues	0	19,171	0	19,171
Jamaica
Sovereign Issues	0	3,499	0	3,499
Jordan
Sovereign Issues	0	7,982	0	7,982
Kazakhstan
Corporate Bonds & Notes	0	23,094	0	23,094
Sovereign Issues	0	14,624	0	14,624
Kenya
Sovereign Issues	0	4,488	0	4,488
Lithuania
Sovereign Issues	0	1,714	0	1,714
Luxembourg
Asset-Backed Securities	0	0	1,542	1,542
Corporate Bonds & Notes	0	91,777	0	91,777
Malaysia
Corporate Bonds & Notes	0	905	0	905
Mexico
Common Stocks	22	0	0	22
Corporate Bonds & Notes	0	114,462	0	114,462
Sovereign Issues	0	63,195	0	63,195
Mongolia
Sovereign Issues	0	7,700	0	7,700
Morocco
Sovereign Issues	0	5,902	0	5,902
Namibia
Sovereign Issues	0	2,130	0	2,130

Netherlands
Asset-Backed Securities	0	292	0	292
Corporate Bonds & Notes	0	11,675	0	11,675
Nigeria
Sovereign Issues	0	30,550	0	30,550
Oman
Sovereign Issues	0	20,728	0	20,728
Pakistan
Sovereign Issues	0	4,269	0	4,269
Panama
Corporate Bonds & Notes	0	1,348	0	1,348
Sovereign Issues	0	13,578	0	13,578
Paraguay
Sovereign Issues	0	5,857	0	5,857
Peru
Corporate Bonds & Notes	0	4,118	0	4,118
Sovereign Issues	0	14,792	0	14,792
Philippines
Corporate Bonds & Notes	0	5,085	0	5,085
Poland
Sovereign Issues	0	11,605	0	11,605
Qatar
Sovereign Issues	0	14,908	0	14,908
Romania
Sovereign Issues	0	597	0	597
Russia
Corporate Bonds & Notes	0	5,312	0	5,312
Sovereign Issues	0	17,469	0	17,469
Saudi Arabia
Sovereign Issues	0	31,359	0	31,359
Senegal
Sovereign Issues	0	12,043	0	12,043
Serbia
Sovereign Issues	0	11,265	0	11,265
Singapore
Corporate Bonds & Notes	0	5,233	0	5,233
Slovenia
Sovereign Issues	0	1,975	0	1,975
South Africa
Corporate Bonds & Notes	0	18,508	0	18,508
Sovereign Issues	0	25,107	0	25,107
South Korea
Sovereign Issues	0	375	0	375
Sri Lanka
Corporate Bonds & Notes	0	5,960	0	5,960
Sovereign Issues	0	25,566	0	25,566
Tanzania
Loan Participations and Assignments	0	0	13,415	13,415
Sovereign Issues	0	4,086	0	4,086
Trinidad and Tobago
Corporate Bonds & Notes	0	4,361	0	4,361
Sovereign Issues	0	576	0	576
Tunisia
Sovereign Issues	0	741	0	741
Turkey
Corporate Bonds & Notes	0	4,953	0	4,953
Sovereign Issues	0	79,163	0	79,163
Ukraine
Sovereign Issues	0	53,026	0	53,026
United Arab Emirates
Corporate Bonds & Notes	0	4,918	0	4,918
Sovereign Issues	0	2,015	0	2,015
United Kingdom
Corporate Bonds & Notes	0	2,910	0	2,910
United States
Asset-Backed Securities	0	21,986	0	21,986
Corporate Bonds & Notes	0	24,137	0	24,137
Non-Agency Mortgage-Backed Securities	0	15,789	0	15,789
U.S. Government Agencies	0	215	0	215
U.S. Treasury Obligations	0	32,374	0	32,374
Uruguay
Sovereign Issues	0	26,869	0	26,869
Venezuela
Corporate Bonds & Notes	0	13,551	0	13,551
Sovereign Issues	0	22,602	0	22,602
Vietnam
Sovereign Issues	0	1,636	0	1,636
Virgin Islands (British)
Corporate Bonds & Notes	0	9,836	0	9,836
Short-Term Instruments
Repurchase Agreements	0	6,241	0	6,241
Argentina Treasury Bills	0	4,981	0	4,981
Greece Treasury Bills	0	17,520	0	17,520
	$22	$1,745,944	$25,563	$1,771,529

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189,265	$0	$0	$189,265

Total Investments	$189,287	$1,745,944	$25,563	$1,960,794

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	8,094	0	8,094
	$0	$8,168	$0	$8,168

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(110)	0	(110)
Over the counter	0	(6,219)	0	(6,219)

	$0	$(6,329)	$0	$(6,329)

Total Financial Derivative Instruments	$0	$1,839	$0	$1,839

Totals	$189,287	$1,747,783	$25,563	$1,962,633

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$10,914	$0	$0	$0	$0	$(308)	$0	$0	$10,606	$(308)
Luxembourg
Asset-Backed Securities	1,627	0	0	9	0	(94)	0	0	1,542	(94)
Netherlands
Loan Participations and Assignments	4,973	0	(5,000)	0	62	(35)	0	0	0	0
Tanzania
Loan Participations and Assignments	0	13,400	0	0	0	15	0	0	13,415	15

Totals	$17,514	$13,400	$(5,000)	$9	$62	$(422)	$0	$0	$25,563	$(387)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$10,606	Proxy Pricing	Base Price	98.010
Luxembourg
Asset-Backed Securities	1,542	Proxy Pricing	Base Price	98.847
Tanzania
Loan Participations and Assignments	13,415	Proxy Pricing	Base Price	100.074

Total	$25,563

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8% ¤
ARGENTINA 2.7%
CORPORATE BONDS & NOTES 1.7%
Genneia S.A.
8.750% due 01/20/2022		$300	$290
Rio Energy S.A.
6.875% due 02/01/2025		1,300	1,086
YPF S.A.
8.500% due 07/28/2025		1,000	956

			2,332

SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
7.820% due 12/31/2033	EUR	550	643
22.844% (BADLARPP) due 10/04/2022 ~	ARS	57	3
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		1,548	49
40.000% due 06/21/2020 ~		4,424	160
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		30	1
Provincia de Buenos Aires
35.533% (BADLARPP + 4.000%) due 12/06/2019 •		30	1
Provincia de Neuquen
7.500% due 04/27/2025		$500	419

			1,276

Total Argentina (Cost $4,182)			3,608

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd.
6.625% due 05/15/2022		$400	380

Total Australia (Cost $400)			380

AUSTRIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Eldorado Intl. Finance GmbH
8.625% due 06/16/2021		$500	517
Sappi Papier Holding GmbH
7.500% due 06/15/2032		900	927

Total Austria (Cost $1,355)			1,444

BERMUDA 2.8%
CORPORATE BONDS & NOTES 2.8%
CBQ Finance Ltd.
2.875% due 06/24/2019		$1,800	1,789
7.500% due 11/18/2019		800	837
Digicel Group Ltd.
8.250% due 09/30/2020		965	732
Digicel Ltd.
6.000% due 04/15/2021		400	362

Total Bermuda (Cost $3,969)			3,720

BRAZIL 7.5%
CORPORATE BONDS & NOTES 6.4%
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$1,600	1,492
Braskem America Finance Co.
7.125% due 07/22/2041		400	450
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		700	687
CSN Resources S.A.
6.500% due 07/21/2020		163	153

Hidrovias International Finance SARL
5.950% due 01/24/2025	1,100	991
JSL Europe S.A.
7.750% due 07/26/2024	600	541
Natura Cosmeticos S.A.
5.375% due 02/01/2023	700	673
Odebrecht Finance Ltd.
4.375% due 04/25/2025	300	105
5.250% due 06/27/2029	1,950	673
7.125% due 06/26/2042	1,050	373
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (e)(g)	1,122	18
Petrobras Global Finance BV
5.999% due 01/27/2028	351	318
7.375% due 01/17/2027	800	801
Rede D’or Finance SARL
4.950% due 01/17/2028	600	536
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(b)	200	146
5.375% due 09/26/2024 ^(b)	600	441
5.750% due 10/24/2023 ^(b)	200	147

		8,545

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «	1,500	1,460

Total Brazil (Cost $10,469)		10,005

CANADA 2.4%
CORPORATE BONDS & NOTES 2.4%
Canacol Energy Ltd.
7.250% due 05/03/2025	$1,200	1,162
First Quantum Minerals Ltd.
7.000% due 02/15/2021	400	405
Frontera Energy Corp.
9.700% due 06/25/2023	1,600	1,592

Total Canada (Cost $3,097)		3,159

CAYMAN ISLANDS 8.3%
CORPORATE BONDS & NOTES 8.3%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	$500	493
4.000% due 03/29/2023	900	899
China Evergrande Group
7.500% due 06/28/2023	300	269
8.250% due 03/23/2022	1,000	955
Goodman HK Finance
4.375% due 06/19/2024	701	707
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024	600	591
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	200	189
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	1,046	989
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)	1,830	910
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	266	241
QNB Finance Ltd.
2.875% due 04/29/2020	300	296
Sable International Finance Ltd.
6.875% due 08/01/2022	400	413
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019	700	701
Sunny Optical Technology Group Co. Ltd.
3.750% due 01/23/2023	500	487
Tencent Holdings Ltd.
3.925% due 01/19/2038	300	274
VLL International, Inc.
5.750% due 11/28/2024	600	570
WTT Investment Ltd.
5.500% due 11/21/2022	900	861
Wynn Macau Ltd.
4.875% due 10/01/2024	600	574
Yingde Gases Investment Ltd.
6.250% due 01/19/2023	800	757

Total Cayman Islands (Cost $11,226)		11,176

CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027	$700	633
Cencosud S.A.
5.150% due 02/12/2025	250	248
Colbun S.A.
4.500% due 07/10/2024	400	399
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	391	372
4.500% due 08/15/2025	421	405

Total Chile (Cost $2,126)		2,057

CHINA 2.2%
CORPORATE BONDS & NOTES 2.2%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(g)	$300	294
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	500	471
4.875% due 09/21/2025 (h)	300	304
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	190
4.125% due 05/06/2026	400	377
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022	600	604
Tianqi Finco Co. Ltd.
3.750% due 11/28/2022	200	185
Yankuang Group Cayman Ltd.
4.750% due 11/30/2020	500	479

Total China (Cost $2,994)		2,904

COLOMBIA 0.9%

	SHARES
COMMON STOCKS 0.2%
Frontera Energy Corp. (c)	16,190	235

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.7%
Ecopetrol S.A.
5.875% due 05/28/2045	$500	476
7.375% due 09/18/2043	400	442

		918

Total Colombia (Cost $2,242)		1,153

CURACAO 0.2%
CORPORATE BONDS & NOTES 0.2%
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	$300	273

Total Curacao (Cost $290)		273

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021	$1,000	985

Total Germany (Cost $993)		985

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
7.875% due 08/07/2023	$800	822

Total Ghana (Cost $865)			822

GUATEMALA 0.2%
CORPORATE BONDS & NOTES 0.2%
Industrial Senior Trust
5.500% due 11/01/2022		$325	321

Total Guatemala (Cost $325)			321

HONG KONG 3.4%
CORPORATE BONDS & NOTES 3.4%
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		$1,800	1,763
Franshion Brilliant Ltd.
5.750% due 03/19/2019		500	507
Huarong Finance Co. Ltd.
5.500% due 01/16/2025		600	616
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		400	389
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		800	802
Yanlord Land HK Co. Ltd.
5.875% due 01/23/2022		500	495

Total Hong Kong (Cost $4,679)			4,572

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bharti Airtel Ltd.
4.375% due 06/10/2025		$500	462
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027		200	170
IDBI Bank Ltd.
4.125% due 04/23/2020		200	199

Total India (Cost $898)			831

INDONESIA 1.5%
CORPORATE BONDS & NOTES 1.5%
Indika Energy Capital Pte. Ltd.
5.875% due 11/09/2024		$300	268
Minejesa Capital BV
4.625% due 08/10/2030		1,100	1,005
Perusahaan Gas Negara Persero Tbk
5.125% due 05/16/2024		700	711

Total Indonesia (Cost $2,083)			1,984

IRELAND 2.1%
CORPORATE BONDS & NOTES 2.1%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	1,100	1,287
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$200	201
Borets Finance DAC
7.625% due 09/26/2018		300	301
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023		200	196
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		300	298
Rosneft Oil Co Via Rosneft International Finance DAC
4.199% due 03/06/2022		500	489

Total Ireland (Cost $2,757)			2,772

LUXEMBOURG 7.6%
CORPORATE BONDS & NOTES 7.6%
Adecoagro S.A.
6.000% due 09/21/2027		$200	166
Altice Financing S.A.
7.500% due 05/15/2026		400	388
Altice Finco S.A.
7.625% due 02/15/2025		1,700	1,524
Evraz Group S.A.
8.250% due 01/28/2021		200	214

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		220	215
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	1,200	1,226
6.510% due 03/07/2022		$300	319
Kernel Holding S.A.
8.750% due 01/31/2022		500	493
MHP SE
7.750% due 05/10/2024		200	201
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		3,212	1,357
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (i)		300	300
5.500% due 02/26/2024 •(h)		2,100	2,109
Topaz Marine S.A.
9.125% due 07/26/2022		600	608
Unigel Luxembourg S.A.
10.500% due 01/22/2024		1,100	1,137

Total Luxembourg (Cost $11,092)			10,257

MAURITIUS 1.6%
CORPORATE BONDS & NOTES 1.6%
Azure Power Energy Ltd.
5.500% due 11/03/2022		$400	367
Greenko Dutch BV
4.875% due 07/24/2022		200	188
HTA Group Ltd.
9.125% due 03/08/2022		400	384
MTN Mauritius Investment Ltd.
4.755% due 11/11/2024		500	464
Neerg Energy Ltd.
6.000% due 02/13/2022		800	746

Total Mauritius (Cost $2,287)			2,149

MEXICO 1.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «		172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.9%
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)(h)		$200	198
7.625% due 01/10/2028 •(g)(h)		300	297
BBVA Bancomer S.A.
6.500% due 03/10/2021		430	449
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048		300	263
Trust F
6.950% due 01/30/2044		700	690
Unifin Financiera S.A.B. de C.V. SOFOM ENR
7.000% due 01/15/2025		700	645

			2,542

Total Mexico (Cost $3,841)			2,542

MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP S.A.
4.500% due 10/22/2025		$400	382

Total Morocco (Cost $394)			382

NETHERLANDS 8.2%
CORPORATE BONDS & NOTES 8.2%
IHS Netherlands Holdco BV
9.500% due 10/27/2021		$2,313	2,226
Indo Energy Finance BV
6.375% due 01/24/2023		1,050	992

Metinvest BV
7.750% due 04/23/2023		2,200	2,069
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		3,900	3,371
United Group BV
4.375% due 07/01/2022	EUR	400	477
VEON Holdings BV
4.950% due 06/16/2024		$1,300	1,232
VTR Finance BV
6.875% due 01/15/2024		700	706

			11,073

Total Netherlands (Cost $11,149)			11,073

NIGERIA 0.9%
CORPORATE BONDS & NOTES 0.9%
SEPLAT Petroleum Development Co. PLC
9.250% due 04/01/2023		$700	686
United Bank for Africa PLC
7.750% due 06/08/2022		300	293
Zenith Bank PLC
7.375% due 05/30/2022		200	200

Total Nigeria (Cost $1,207)			1,179

PANAMA 1.2%
CORPORATE BONDS & NOTES 1.2%
Banistmo S.A.
3.650% due 09/19/2022		$700	662
Global Bank Corp.
4.500% due 10/20/2021		300	293
Multibank, Inc.
4.375% due 11/09/2022		700	686

Total Panama (Cost $1,699)			1,641

PERU 1.2%
CORPORATE BONDS & NOTES 1.2%
Peru LNG SRL
5.375% due 03/22/2030		$1,200	1,194
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021		350	360

Total Peru (Cost $1,550)			1,554

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$192	196
5.838% due 09/30/2027		350	375

Total Qatar (Cost $588)			571

SINGAPORE 1.8%
CORPORATE BONDS & NOTES 1.8%
BOC Aviation Ltd.
3.500% due 01/31/2023		$700	683
Marble Pte. Ltd.
5.300% due 06/20/2022		200	189
Medco Straits Services Pte. Ltd.
8.500% due 08/17/2022		500	500
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024 (h)		1,071	1,072

Total Singapore (Cost $2,458)			2,444

SOUTH AFRICA 1.7%
CORPORATE BONDS & NOTES 1.7%
African Bank Ltd.
6.000% due 02/08/2020		$900	887
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		100	102
FirstRand Bank Ltd.
4.250% due 04/30/2020		300	300

Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023	600	610
Myriad International Holdings BV
5.500% due 07/21/2025	400	412

Total South Africa (Cost $2,250)		2,311

SOUTH KOREA 1.9%
CORPORATE BONDS & NOTES 1.9%
Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (h)	$400	379
SK Telecom Co. Ltd.
3.750% due 04/16/2023	1,600	1,586
Woori Bank
4.750% due 04/30/2024 (h)	600	600

Total South Korea (Cost $2,624)		2,565

SRI LANKA 0.3%
CORPORATE BONDS & NOTES 0.3%
National Savings Bank
8.875% due 09/18/2018	$400	402

Total Sri Lanka (Cost $404)		402

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Export-Import Bank
4.750% due 07/29/2019	$500	506

Total Supranational (Cost $501)		506

TANZANIA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Ministry of Finance and Economic Affairs
7.825% (LIBOR03M + 5.500%) due 12/10/2019 «	$1,000	1,001

Total Tanzania (Cost $1,000)		1,001

THAILAND 2.4%
CORPORATE BONDS & NOTES 2.4%
GC Treasury Centre Co.
4.250% due 09/19/2022	$500	506
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,200	2,204
Thaioil Treasury Center Co. Ltd.
3.625% due 01/23/2023	500	495

Total Thailand (Cost $3,226)		3,205

TURKEY 3.6%
CORPORATE BONDS & NOTES 3.6%
Akbank Turk A/S
5.125% due 03/31/2025	$500	440
KOC Holding A/S
5.250% due 03/15/2023	500	482
QNB Finansbank A/S
4.875% due 05/19/2022	700	656
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	600	597
Turkiye Is Bankasi A/S
5.000% due 04/30/2020	700	676
6.125% due 04/25/2024	200	182
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022	400	347
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	700	666
5.750% due 02/24/2022	800	740

Total Turkey (Cost $5,076)		4,786

UKRAINIAN SSR 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2021	$700	692

Total Ukrainian SSR (Cost $730)		692

UNITED ARAB EMIRATES 2.1%
CORPORATE BONDS & NOTES 1.1%
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 •(g)(h)	$300	299
First Abu Dhabi Bank PJSC
3.000% due 03/30/2022	500	487
First Gulf Bank PJSC
2.625% due 02/24/2020	750	741

		1,527

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Dryrocks World LLC
TBD% due 11/20/2020	1,400	1,339

Total United Arab Emirates (Cost $2,907)		2,866

UNITED KINGDOM 6.3%
CORPORATE BONDS & NOTES 6.3%
Afren PLC
6.625% due 12/09/2020 ^(b)	$682	2
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020	1,200	1,194
Liquid Telecommunications Financing PLC
8.500% due 07/13/2022	1,000	1,000
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022	1,900	1,836
Polyus Finance PLC
4.700% due 01/29/2024	1,500	1,410
Tullow Oil PLC
6.250% due 04/15/2022	1,100	1,069
7.000% due 03/01/2025	800	758
Vedanta Resources PLC
6.375% due 07/30/2022	1,300	1,241

Total United Kingdom (Cost $9,079)		8,510

UNITED STATES 13.6%
ASSET-BACKED SECURITIES 0.9%
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036	$366	282
Countrywide Asset-Backed Certificates
2.311% (US0001M + 0.220%) due 09/25/2037 ^•	58	49
JPMorgan Mortgage Acquisition Corp.
2.741% (US0001M + 0.650%) due 12/25/2035 •	700	666
NovaStar Mortgage Funding Trust
2.291% (US0001M + 0.200%) due 09/25/2037 •	247	240

		1,237

CORPORATE BONDS & NOTES 3.3%
DAE Funding LLC
4.000% due 08/01/2020	300	297
Hyundai Capital America
3.000% due 03/18/2021	600	589
Rio Oil Finance Trust
8.200% due 04/06/2028	1,800	1,828
9.750% due 01/06/2027	610	657
Stillwater Mining Co.
6.125% due 06/27/2022	1,200	1,076

		4,447

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% (LIBOR01M + 0.230%) due 10/25/2035 •	840	826
Citigroup Mortgage Loan Trust
3.650% due 08/25/2036 ~	668	625

		1,451

U.S. TREASURY OBLIGATIONS 8.3%
U.S. Treasury Notes
1.875% due 01/31/2022 (k)	7,100	6,906
2.000% due 08/31/2021	1,300	1,275
2.000% due 12/31/2021	1,500	1,466
2.125% due 12/31/2022 (k)	1,600	1,560

		11,207

Total United States (Cost $18,684)		18,342

VIRGIN ISLANDS (BRITISH) 2.2%
CORPORATE BONDS & NOTES 2.2%
Afren PLC
15.000% due 04/25/2049 «(i)	$1,927	212
China Reinsurance Finance Corp. Ltd.
3.375% due 03/09/2022	800	764
Hong Kong Electric Finance Ltd.
2.875% due 05/03/2026	250	232
NWD MTN Ltd.
4.375% due 11/30/2022	200	202
5.250% due 02/26/2021	200	204
Studio City Co. Ltd.
5.875% due 11/30/2019	800	810
Studio City Finance Ltd.
8.500% due 12/01/2020	500	504

Total Virgin Islands (British) (Cost $4,688)		2,928

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (j) 0.5%
		707

SHORT-TERM NOTES 0.3%
Nigeria Open Market Operation Bills
12.247% due 12/13/2018 (f)	NGN 74,316	194
14.725% due 11/08/2018 (f)	59,200	157
19.005% due 08/09/2018 (f)	42,000	115

		466

NIGERIA TREASURY BILLS 0.2%
15.961% due 07/19/2018 - 01/17/2019 (d)	123,700	330

Total Short-Term Instruments (Cost $1,502)		1,503

Total Investments in Securities (Cost $143,886)		135,575

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	162,082	1,602

Total Short-Term Instruments (Cost $1,602)		1,602

Total Investments in Affiliates (Cost $1,602)		1,602

Total Investments 102.0% (Cost $145,488)		$137,177
Financial Derivative Instruments (l)(m) 0.0% (Cost or Premiums, net $(103))		(28)
Other Assets and Liabilities, net (2.0)%		(2,605)

Net Assets 100.0%		$134,544

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2049	04/30/2015	$1,905	$212	0.16%
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	301	300	0.22%

				$2,206	$512	0.38%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$707	U.S. Treasury Notes 2.000% due 02/15/2022	$(724)	$707	$707

Total Repurchase Agreements						$(724)	$707	$707

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	4.180%	06/06/2018	08/06/2018	$(1,370)	$(1,372)
MSC	2.300	06/25/2018	07/02/2018	(1,468)	(1,468)
UBS	2.020	05/10/2018	07/17/2018	(1,547)	(1,552)

Total Sale-Buyback Transactions					$(4,392)

(k) Securities with an aggregate market value of $4,381 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(5,851) at a weighted average interest rate of 1.541%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.

(l) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	61	$7,331	$39	$0	$0

Total Futures Contracts				$39	$0	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$(46)	$(81)	$5	$0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022	$	20,500	(847)	(423)	(1,270)	0	(10)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,960	7	(87)	(80)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		3,700	780	146	926	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		650	(3)	34	31	1	0

							$(98)	$(376)	$(474)	$11	$(11)

Total Swap Agreements							$(98)	$(376)	$(474)	$11	$(11)

Cash of $427 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$434	EUR	368	$0	$(4)
BPS	07/2018	ARS	12,173		$443	23	0
	07/2018	EUR	2,493		2,891	0	(20)
	07/2018		$859	ARS	24,346	1	(23)
	08/2018	CHF	1,240		$1,252	0	(4)
BRC	09/2018	ARS	5,989		216	25	0
DUB	07/2018		12,173		420	0	(1)
	07/2018		$436	ARS	12,173	0	(16)
GLM	07/2018	JPY	22,100		$202	2	0
HUS	09/2018		$689	EGP	12,634	1	0
JPM	08/2018	NGN	42,000		$108	0	(7)
	11/2018		61,733		164	0	(3)
	11/2018		$710	NGN	266,605	13	0
SCX	07/2018	NGN	34,924		$91	0	(6)
	11/2018		54,264		145	0	(3)
SSB	07/2018		$2,474	EUR	2,125	8	0
	08/2018	EUR	2,125		$2,479	0	(8)

Total Forward Foreign Currency Contracts						$73	$(95)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Russia Government International Bond	(1.000)%	Quarterly	06/20/2022	1.211%	$1,400	$31	$(20)	$11	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Nigeria Government International Bond	1.000%	Quarterly	08/20/2018	2.533%	$350	$(4)	$4	$0	$0
JPM	JBS Investments GmbH	1.000	Quarterly	12/20/2018	4.318	1,100	(32)	15	0	(17)

							$(36)	$19	$0	$(17)

Total Swap Agreements							$(5)	$(1)	$11	$(17)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,332	$0	$2,332
Sovereign Issues	0	1,276	0	1,276
Australia
Corporate Bonds & Notes	0	380	0	380
Austria
Corporate Bonds & Notes	0	1,444	0	1,444
Bermuda
Corporate Bonds & Notes	0	3,720	0	3,720
Brazil
Corporate Bonds & Notes	0	8,545	0	8,545
Loan Participations and Assignments	0	0	1,460	1,460
Canada
Corporate Bonds & Notes	0	3,159	0	3,159
Cayman Islands
Corporate Bonds & Notes	0	11,176	0	11,176
Chile
Corporate Bonds & Notes	0	2,057	0	2,057
China
Corporate Bonds & Notes	0	2,904	0	2,904
Colombia
Common Stocks	235	0	0	235
Corporate Bonds & Notes	0	918	0	918
Curacao
Corporate Bonds & Notes	0	273	0	273
Germany
Corporate Bonds & Notes	0	985	0	985
Ghana
Sovereign Issues	0	822	0	822
Guatemala
Corporate Bonds & Notes	0	321	0	321
Hong Kong
Corporate Bonds & Notes	0	4,572	0	4,572
India
Corporate Bonds & Notes	0	831	0	831
Indonesia
Corporate Bonds & Notes	0	1,984	0	1,984
Ireland
Corporate Bonds & Notes	0	2,772	0	2,772
Luxembourg
Corporate Bonds & Notes	0	10,257	0	10,257
Mauritius
Corporate Bonds & Notes	0	2,149	0	2,149
Mexico
Corporate Bonds & Notes	0	2,542	0	2,542
Morocco
Corporate Bonds & Notes	0	382	0	382

Netherlands
Corporate Bonds & Notes	0	11,073	0	11,073
Nigeria
Corporate Bonds & Notes	0	1,179	0	1,179
Panama
Corporate Bonds & Notes	0	1,641	0	1,641
Peru
Corporate Bonds & Notes	0	1,554	0	1,554
Qatar
Corporate Bonds & Notes	0	571	0	571
Singapore
Corporate Bonds & Notes	0	2,444	0	2,444
South Africa
Corporate Bonds & Notes	0	2,311	0	2,311
South Korea
Corporate Bonds & Notes	0	2,565	0	2,565
Sri Lanka
Corporate Bonds & Notes	0	402	0	402
Supranational
Corporate Bonds & Notes	0	506	0	506
Tanzania
Loan Participations and Assignments	0	0	1,001	1,001
Thailand
Corporate Bonds & Notes	0	3,205	0	3,205
Turkey
Corporate Bonds & Notes	0	4,786	0	4,786
Ukrainian SSR
Sovereign Issues	0	692	0	692
United Arab Emirates
Corporate Bonds & Notes	0	1,527	0	1,527
Loan Participations and Assignments	0	1,339	0	1,339
United Kingdom
Corporate Bonds & Notes	0	8,510	0	8,510
United States
Asset-Backed Securities	0	1,237	0	1,237
Corporate Bonds & Notes	0	4,447	0	4,447
Non-Agency Mortgage-Backed Securities	0	1,451	0	1,451
U.S. Treasury Obligations	0	11,207	0	11,207
Virgin Islands (British)
Corporate Bonds & Notes	0	2,716	0	2,716
Short-Term Instruments
Commercial Paper	0	0	212	212
Repurchase Agreements	0	707	0	707
Short-Term Notes	0	466	0	466
Nigeria Treasury Bills	0	330	0	330
	$235	$132,667	$2,673	$135,575

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,602	$0	$0	$1,602

Total Investments	$1,837	$132,667	$2,673	$137,177

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11	0	11
Over the counter	0	84	0	84
	$0	$95	$0	$95

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(112)	0	(112)

	$0	$(123)	$0	$(123)

Total Financial Derivative Instruments	$0	$(28)	$0	$(28)

Totals	$1,837	$132,639	$2,673	$137,149

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,502	$0	$0	$0	$0	$(42)	$0	$0	$1,460	$(42)
Mexico
Corporate Bonds & Notes	50	0	(41)	52	0	(61)	0	0	0	0

Netherlands
Loan Participations and Assignments	1,501	0	(1,579)	3	47	28	0	0	0	0
Tanzania
Loan Participations and Assignments	0	1,000	0	0	0	1	0	0	1,001	1
Short-Term Instruments
Certificates of Deposit	251	1,905	(1,905)	0	0	(39)	0	0	212	(39)

Totals	$3,304	$2,905	$(3,525)	$55	$47	$(113)	$0	$0	$2,673	$(80)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,460	Proxy Pricing	Base Price	98.010
Tanzania
Loan Participations and Assignments	1,001	Proxy Pricing	Base Price	100.074
Short-Term Instruments
Certificates of Deposit	212	Other Valuation Techniques (2)	—	—

Total	$2,673

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency and Short-Term Investments Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 65.5% ¤
ARGENTINA 2.4%
SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
6.250% due 04/22/2019		$18,280	$18,399
21.200% due 09/19/2018	ARS	198,893	6,652
22.844% (BADLARPP) due 10/04/2022 ~		19,245	1,015
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		766,941	24,195
34.194% (BADLARPP + 2.500%) due 03/11/2019 ~		11,030	376
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		1,900	64
40.000% (ARPP7DRR) due 06/21/2020 ~		952,690	34,316
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		14,120	486
Provincia de Buenos Aires
35.190% due 05/31/2022 •		37,586	1,097
35.533% due 12/06/2019 •		19,840	640
Provincia de Cordoba
7.125% due 06/10/2021		$1,000	948

Total Argentina (Cost $130,509)			88,188

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Commonwealth Bank of Australia
2.735% (US0003M + 0.400%) due 09/18/2020 ~		$9,700	9,724

Total Australia (Cost $9,700)			9,724

BRAZIL 6.2%
CORPORATE BONDS & NOTES 1.9%
Banco do Brasil S.A.
6.000% due 01/22/2020		$5,000	5,187
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		2,030	2,031
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		400	383
Caixa Economica Federal
4.250% due 05/13/2019		400	402
4.500% due 10/03/2018		20,300	20,358
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		8,475	8,708
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		500	512
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (d)(f)		878	14
Petrobras Global Finance BV
6.125% due 01/17/2022		2,240	2,284
8.375% due 05/23/2021		6,579	7,173
Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	93,600	22,460

			69,512

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,089

SOVEREIGN ISSUES 3.7%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		1,200	1,237
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (d)	BRL	528,915	132,095

0.000% due 04/01/2019 (d)		12,200	2,989

			136,321

Total Brazil (Cost $252,892)			227,922

CANADA 2.0%
CORPORATE BONDS & NOTES 2.0%
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		$43,500	43,503
3.041% (US0003M + 0.700%) due 06/15/2020 ~		29,600	29,724

Total Canada (Cost $73,067)			73,227

CAYMAN ISLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Baidu, Inc.
3.250% due 08/06/2018		$4,500	4,503
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (d)		963	940
KSA Sukuk Ltd.
2.894% due 04/20/2022		10,000	9,737
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		389	368
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		681	339
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,017	923
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		8,700	8,450
Pemex Finance Ltd.
9.150% due 11/15/2018		1,122	1,136
QNB Finance Ltd.
2.750% due 10/31/2018		6,100	6,098

Total Cayman Islands (Cost $33,170)			32,494

CHILE 0.3%
CORPORATE BONDS & NOTES 0.3%
Itau CorpBanca
3.875% due 09/22/2019		$9,500	9,546

Total Chile (Cost $9,683)			9,546

CHINA 1.8%
CORPORATE BONDS & NOTES 1.8%
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		$9,000	8,868
Industrial & Commercial Bank of China Ltd.
0.275% (EUR003M + 0.600%) due 05/23/2020 ~	EUR	14,100	16,499
3.113% (US0003M + 0.750%) due 11/08/2020 ~		$19,450	19,466
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020		1,200	1,193
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019		3,300	3,241
2.125% due 05/03/2019		11,150	11,056
2.250% due 09/13/2020		1,300	1,270
2.500% due 10/17/2018		1,400	1,398
2.500% due 04/28/2020		4,650	4,583

			67,574

SOVEREIGN ISSUES 0.0%
China Government International Bond
2.480% due 12/01/2020	CNY	5,000	735

Total China (Cost $69,319)			68,309

COLOMBIA 1.1%
CORPORATE BONDS & NOTES 0.9%
Ecopetrol S.A.
7.625% due 07/23/2019		$5,135	5,373

Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	84,416,000	29,625

			34,998

SOVEREIGN ISSUES 0.2%
Bogota Distrito Capital
9.750% due 07/26/2028		60,000	22
Colombia Government International Bond
4.375% due 07/12/2021		$5,600	5,725
7.375% due 03/18/2019		700	723
11.750% due 02/25/2020		100	114

			6,584

Total Colombia (Cost $40,553)			41,582

CROATIA 0.7%
SOVEREIGN ISSUES 0.7%
Croatia Government International Bond
6.750% due 11/05/2019		$24,485	25,545

Total Croatia (Cost $25,566)			25,545

CZECH REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Czech Republic Government International Bond
0.690% (PRIB06M + -0.300%) due 12/09/2020 ~	CZK	2,500,000	113,128
4.600% due 08/18/2018		511,400	23,137

Total Czech Republic (Cost $124,359)			136,265

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government International Bond
5.750% due 04/29/2020		$3,500	3,551

Total Egypt (Cost $3,585)			3,551

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
mFinance France S.A.
2.000% due 11/26/2021	EUR	100	122

Total France (Cost $114)			122

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
3.312% (US0003M + 0.970%) due 07/13/2020 ~		$16,800	16,700
3.805% (US0003M + 1.450%) due 01/18/2019 ~		400	400
4.250% due 10/14/2021		20,200	19,902

Total Germany (Cost $37,281)			37,002

GREECE 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	13,500	16,245

Total Greece (Cost $16,988)			16,245

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond
5.750% due 06/06/2022		$5,000	5,219

Total Guatemala (Cost $5,282)			5,219

HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020		$1,400	1,390
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		1,900	1,877
CNPC General Capital Ltd.
2.750% due 05/14/2019		5,600	5,579
Eastern Creation Investment Holdings Ltd.
2.750% due 09/26/2020		7,200	7,051

Total Hong Kong (Cost $15,983)			15,897

INDIA 0.9%
CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.800% due 05/22/2019		$3,200	3,243
Oil India Ltd.
3.875% due 04/17/2019		300	301
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		26,830	26,921

			30,465

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India
2.750% due 04/01/2020		3,100	3,048
3.875% due 10/02/2019		1,200	1,208

			4,256

Total India (Cost $34,702)			34,721

INDONESIA 1.2%
CORPORATE BONDS & NOTES 0.8%
Pertamina Persero PT
5.250% due 05/23/2021		$28,400	29,358
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		300	314

			29,672

SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
11.625% due 03/04/2019		13,600	14,381
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		2,000	1,960

			16,341

Total Indonesia (Cost $46,153)			46,013

IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
ABH Financial Ltd. Via Alfa Holding Issuance PLC
2.626% due 04/28/2020	EUR	7,600	8,892
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$7,800	7,846
Russian Railways via RZD Capital PLC
3.450% due 10/06/2020		2,200	2,172
8.300% due 04/02/2019	RUB	1,920,900	30,902

Total Ireland (Cost $50,510)			49,812

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$9,280	9,306

Total Israel (Cost $9,576)			9,306

JAPAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Central Nippon Expressway Co. Ltd.
2.903% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,833
Sumitomo Mitsui Banking Corp.
2.703% (US0003M + 0.350%) due 01/17/2020 ~		14,500	14,503

Total Japan (Cost $27,329)			27,336

KAZAKHSTAN 2.3%
CORPORATE BONDS & NOTES 2.3%
Development Bank of Kazakhstan JSC
8.950% due 05/04/2023	KZT	3,125,750	9,147
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$76,256	76,256

Total Kazakhstan (Cost $85,726)			85,403

LUXEMBOURG 3.0%
CORPORATE BONDS & NOTES 3.0%
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	3,600	3,678
3.850% due 02/06/2020		$700	702
5.338% due 09/25/2020	GBP	11,600	16,217
5.999% due 01/23/2021		$2,280	2,377
9.250% due 04/23/2019		23,325	24,354
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		1,454	614
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (g)		19,500	19,502
5.180% due 06/28/2019		38,400	38,992
5.717% due 06/16/2021		5,000	5,177

Total Luxembourg (Cost $111,953)			111,613

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd.
5.250% due 08/12/2019		$13,900	14,237

Total Malaysia (Cost $14,372)			14,237

MEXICO 1.0%
CORPORATE BONDS & NOTES 1.0%
America Movil S.A.B. de C.V.
6.000% due 06/09/2019	MXN	232,400	11,434
6.450% due 12/05/2022		106,300	4,947
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$630	0
Petroleos Mexicanos
3.500% due 07/18/2018		7,400	7,408
4.375% (US0003M + 2.020%) due 07/18/2018 ~		14,200	14,244

Total Mexico (Cost $47,831)			38,033

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond
5.625% due 05/01/2023		$2,300	2,183

Total Mongolia (Cost $2,300)			2,183

NETHERLANDS 0.3%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% due 08/04/2028 •	EUR	350	409

CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
8.375% due 12/10/2018		$9,600	9,802
Syngenta Finance NV
3.698% due 04/24/2020		800	797
Waha Aerospace BV
3.925% due 07/28/2020		130	131

			10,730

Total Netherlands (Cost $11,166)			11,139

NIGERIA 0.2%
SOVEREIGN ISSUES 0.2%
Nigeria Government International Bond
5.125% due 07/12/2018		$8,900	8,891

Total Nigeria (Cost $8,904)			8,891

PERU 0.7%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	66,900	20,499

SOVEREIGN ISSUES 0.1%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		9,600	3,150

Total Peru (Cost $23,603)			23,649

QATAR 0.4%
CORPORATE BONDS & NOTES 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$9,302	9,523

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		2,100	2,154
5.250% due 01/20/2020		1,200	1,237

			3,391

Total Qatar (Cost $12,960)			12,914

RUSSIA 0.9%
SOVEREIGN ISSUES 0.9%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	56
11.000% due 07/24/2018		$34,000	34,165

Total Russia (Cost $34,285)			34,221

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
4.875% due 02/25/2020		$5,000	5,085

Total Serbia (Cost $5,092)			5,085

SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.7%
BOC Aviation Ltd.
3.875% due 05/09/2019		$1,400	1,407
DBS Group Holdings Ltd.
2.811% (US0003M + 0.490%) due 06/08/2020 ~		24,750	24,786

Total Singapore (Cost $26,167)			26,193

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$7,560	7,722

Total South Africa (Cost $7,764)			7,722

SOUTH KOREA 0.0%
CORPORATE BONDS & NOTES 0.0%
SK Broadband Co. Ltd.
2.875% due 10/29/2018		$950	950

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	600	453
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		$700	699

			1,152

Total South Korea (Cost $2,147)			2,102

SRI LANKA 1.4%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$3,600	3,557
8.875% due 09/18/2018		4,617	4,636

			8,193

SOVEREIGN ISSUES 1.2%
Sri Lanka Government International Bond
5.125% due 04/11/2019		28,187	28,205
6.000% due 01/14/2019		14,760	14,843

			43,048

Total Sri Lanka (Cost $51,733)			51,241

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.241% (US0006M + 6.000%) due 03/09/2020 ~		$6,356	6,492

Total Tanzania (Cost $6,467)			6,492

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie International Bond
4.500% due 06/22/2020	EUR	100	121

Total Tunisia (Cost $113)			121

TURKEY 2.3%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S
4.557% due 10/10/2018		$200	200

SOVEREIGN ISSUES 2.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019		68,000	68,137
Turkey Government International Bond
7.000% due 03/11/2019		3,100	3,145

7.500% due 11/07/2019		15,268	15,695

			86,977

Total Turkey (Cost $88,412)			87,177

UKRAINE 0.5%
SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
7.750% due 09/01/2019		$7,850	7,850
7.750% due 09/01/2020		4,000	3,988
7.750% due 09/01/2022		6,500	6,378

Total Ukraine (Cost $18,952)			18,216

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,243	3,293

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		9,100	8,730

Total United Arab Emirates (Cost $12,390)			12,023

UNITED KINGDOM 1.0%
CORPORATE BONDS & NOTES 0.2%
British Telecommunications PLC
2.350% due 02/14/2019		$200	199
Ukreximbank Via Biz Finance PLC
16.500% due 03/02/2021	UAH	183,400	6,743

			6,942

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)	GBP	0	1,525
1.436% due 12/21/2049 •		17,938	23,754
2.136% due 12/21/2049 •		1,701	2,278
2.636% due 12/21/2049 •		850	1,141
3.136% due 12/21/2049 •		486	652
3.636% due 12/21/2049 •		486	645

			29,995

Total United Kingdom (Cost $37,181)			36,937

UNITED STATES 8.3%
ASSET-BACKED SECURITIES 1.3%
Accredited Mortgage Loan Trust
3.126% due 04/25/2035 •		$525	533
ACE Securities Corp. Home Equity Loan Trust
2.241% due 07/25/2036 •		2,309	1,203
AFC Home Equity Loan Trust
2.871% due 02/25/2029 •		140	134
Argent Mortgage Loan Trust
2.331% due 05/25/2035 •		493	469
Bear Stearns Asset-Backed Securities Trust
3.141% due 08/25/2037 •		1,710	1,561
3.647% due 07/25/2036 ~		105	106
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •		121	95
Countrywide Asset-Backed Certificates Trust
2.241% due 03/25/2047 •		405	397
2.841% due 11/25/2035 •		4,490	4,630
Credit-Based Asset Servicing & Securitization LLC
2.211% due 07/25/2037 •		40	27
Educational Funding Co. LLC
2.610% due 10/25/2029 •		913	902
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •		32	20
GSAA Home Equity Trust
2.391% (US0001M + 0.300%) due 05/25/2047 ~		264	219
GSAMP Trust
2.161% due 12/25/2036 •		112	59
HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •		44	20

HSI Asset Securitization Corp. Trust
2.231% due 01/25/2037 •		1,563	1,281
JPMorgan Mortgage Acquisition Corp.
2.431% due 02/25/2036 •		800	778
2.741% due 12/25/2035 •		8,091	7,697
JPMorgan Mortgage Acquisition Trust
2.201% due 08/25/2036 •		1,846	1,457
Lehman XS Trust
5.339% due 01/25/2036		3,266	2,857
MASTR Asset-Backed Securities Trust
2.141% due 01/25/2037 •		204	84
2.311% due 11/25/2036 •		1,546	1,117
Morgan Stanley ABS Capital, Inc. Trust
2.856% due 01/25/2035 •		185	179
Morgan Stanley Mortgage Loan Trust
2.321% due 02/25/2037 •		275	141
5.988% due 11/25/2036		1,322	639
New Century Home Equity Loan Trust
2.271% due 05/25/2036 •		352	331
Option One Mortgage Loan Trust
2.311% due 04/25/2037 •		397	315
2.311% due 05/25/2037 •		690	497
RAAC Trust
2.441% due 02/25/2046 •		11,399	11,062
Residential Asset Securities Corp. Trust
2.731% due 08/25/2035 •		318	313
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•		290	107
2.171% due 11/25/2036 ^•		174	74
2.381% due 12/25/2035 •		1,229	1,213
Soundview Home Loan Trust
2.241% due 03/25/2037 •		1,075	1,045
2.271% due 02/25/2037 •		1,704	727
2.441% due 03/25/2036 •		1,800	1,743
2.991% due 10/25/2037 •		661	564
VOLT LLC
3.125% due 09/25/2047		794	789
Wells Fargo Home Equity Asset-Backed Securities Trust
2.411% due 03/25/2037 •		1,500	1,216

			46,601

CORPORATE BONDS & NOTES 6.0%
Ally Financial, Inc.
3.250% due 11/05/2018		1,500	1,502
4.125% due 03/30/2020		100	100
4.750% due 09/10/2018		1,200	1,204
8.000% due 12/31/2018		100	102
8.000% due 03/15/2020		100	107
AT&T, Inc.
2.998% (US0003M + 0.650%) due 01/15/2020 ~		700	704
5.800% due 02/15/2019		9,800	9,970
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	35,000	2,256
BAT Capital Corp.
2.945% due 08/14/2020 •		$4,200	4,215
Caterpillar Financial Services Corp.
2.611% (US0003M + 0.290%) due 09/04/2020 ~		24,700	24,769
CSC Holdings LLC
7.625% due 07/15/2018		100	100
CVS Health Corp.
2.957% (US0003M + 0.630%) due 03/09/2020 ~		12,100	12,150
D.R. Horton, Inc.
4.375% due 09/15/2022		300	307
Dell International LLC
3.480% due 06/01/2019		400	401
Delta Air Lines, Inc.
3.400% due 04/19/2021		3,200	3,187
DISH DBS Corp.
7.875% due 09/01/2019		100	104
Dominion Energy, Inc.
2.850% (US0003M + 0.550%) due 06/01/2019 ~		5,000	5,013
Duke Energy Progress LLC
2.501% (US0003M + 0.180%) due 09/08/2020 ~		16,600	16,636
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~		9,200	9,203
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		2,900	2,916
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,333
8.250% due 12/15/2020		600	662
JPMorgan Chase Bank N.A.
2.702% (US0003M + 0.340%) due 04/26/2021 ~		19,400	19,410

Morgan Stanley
3.155% (US0003M + 0.800%) due 02/14/2020 ~	14,850	14,896
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~	11,050	11,063
Navient Corp.
5.000% due 10/26/2020	100	100
5.875% due 03/25/2021	200	204
8.000% due 03/25/2020	100	106
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	44,600	44,693
QVC, Inc.
3.125% due 04/01/2019	800	799
Rio Oil Finance Trust
9.250% due 07/06/2024	4,701	5,054
9.750% due 01/06/2027	1,297	1,396
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	9,200	9,208
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	900	905
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	9,600	9,650
Sprint Capital Corp.
6.900% due 05/01/2019	100	102
Sprint Communications, Inc.
7.000% due 08/15/2020	100	104
9.000% due 11/15/2018	3,611	3,688
Time Warner Cable LLC
8.750% due 02/14/2019	2,400	2,480
Tyson Foods, Inc.
2.768% (US0003M + 0.450%) due 05/30/2019 ~	1,700	1,702

		222,501

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust
2.491% due 03/25/2046 •	3,047	2,977
Banc of America Mortgage Trust
4.398% due 07/25/2034 ~	97	100
BCAP LLC Trust
3.365% due 05/26/2037 ~	5,957	5,147
Chase Mortgage Finance Trust
5.500% due 11/25/2035	526	503
CitiMortgage Alternative Loan Trust
2.741% due 10/25/2036 •	1,970	1,637
Countrywide Alternative Loan Trust
2.251% due 09/25/2047 •	1,433	1,394
2.371% due 12/25/2035 •	59	57
2.441% due 05/25/2036 ^•	1,998	1,165
3.582% due 10/25/2035 ^~	43	38
6.000% due 07/25/2037	1,308	991
Countrywide Home Loan Mortgage Pass-Through Trust
2.361% due 04/25/2046 •	479	225
3.325% due 02/20/2036 ^~	97	84
3.480% due 04/20/2035 ~	357	356
6.000% due 07/25/2036	1,337	1,161
Credit Suisse First Boston Mortgage Securities Corp.
3.711% due 06/25/2033 ~	435	437
Downey Savings & Loan Association Mortgage Loan Trust
2.275% due 10/19/2036 •	879	739
GSMPS Mortgage Loan Trust
2.441% due 01/25/2036 •	276	248
HarborView Mortgage Loan Trust
3.558% due 10/19/2035 •	458	371
IndyMac Mortgage Loan Trust
2.271% due 02/25/2037 •	779	722
2.731% due 07/25/2045 •	374	362
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	779	719
Merrill Lynch Mortgage Investors Trust
3.655% due 11/25/2035 •	1,733	1,758
Mortgage Equity Conversion Asset Trust
2.840% due 05/25/2042 «•	1,597	1,437
New York Mortgage Trust
2.500% due 04/25/2035 •	4,953	4,802
Structured Adjustable Rate Mortgage Loan Trust
3.929% due 07/25/2034 ~	967	967
Structured Asset Mortgage Investments Trust
2.391% due 02/25/2037 •	2,432	2,287
2.485% due 04/19/2035 •	1,109	1,088
Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036	419	418
Suntrust Adjustable Rate Mortgage Loan Trust
3.721% due 10/25/2037 ~	2,590	2,453

Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•		914	834
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •		318	292
WaMu Mortgage Pass-Through Certificates Trust
3.605% due 02/25/2037 ^~		893	879
3.681% due 03/25/2037 ~		180	179
Wells Fargo Mortgage-Backed Securities Trust
3.604% due 10/25/2036 ~		1,773	1,746

			38,573

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.664% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~		196	199
3.058% (US0012M + 1.308%) due 11/01/2035 ~		18	18
3.413% (US0006M + 1.538%) due 09/01/2035 ~		54	58
3.528% (US0012M + 1.778%) due 10/01/2035 ~		13	13
3.662% (US0012M + 1.912%) due 11/01/2035 ~		79	84
4.011% (US0012M + 1.830%) due 09/01/2035 ~		24	25
Freddie Mac
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~		108	106
3.551% (US0012M + 1.731%) due 08/01/2035 ~		8	8
5.000% due 10/01/2033 - 12/01/2041		740	787

			1,298

Total United States (Cost $306,832)			308,973

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Afren PLC
15.000% due 04/25/2049 «(g)		$13,145	1,446
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		9,325	9,323

Total Virgin Islands (British) (Cost $22,478)			10,769

SHORT-TERM INSTRUMENTS 15.2%
REPURCHASE AGREEMENTS (h) 0.1%
			5,498

SHORT-TERM NOTES 2.4%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	186,800	6,911
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (e)		73,560	2,417
25.600% due 07/18/2018 - 08/15/2018 (e)		99,899	3,379
25.650% due 08/15/2018 (e)		102,770	3,376
25.800% due 07/18/2018 - 08/15/2018 (e)		353,022	11,657
29.300% due 08/15/2018 (e)		129,791	4,264
29.600% due 08/15/2018 (e)		213,855	7,026
33.500% due 07/18/2018 (e)		24,110	817
37.800% due 11/21/2018 (e)		4,970	148
38.000% due 10/17/2018 (e)		9,730	301
40.700% due 07/18/2018 (e)		162,230	5,498
Nigeria Open Market Operation Bills
11.823% due 12/13/2018 (e)	NGN	4,734,500	12,370
12.004% due 12/13/2018 (e)		6,432,330	16,807
12.142% due 12/13/2018 (e)		1,750,000	4,572
15.432% due 10/25/2018 (e)		550,000	1,463
15.696% due 11/08/2018 (e)		100,000	266
15.703% due 10/25/2018 (e)		325,000	865
15.716% due 11/08/2018 (e)		450,000	1,197
15.737% due 11/08/2018 (e)		850,000	2,260
15.798% due 11/08/2018 (e)		325,000	864
15.805% due 10/25/2018 (e)		750,000	1,995

			88,453

ARGENTINA TREASURY BILLS 1.5%
21.781% due 09/14/2018 - 10/12/2018 (c)(d)	ARS	1,261,687	41,479
4.873% due 07/13/2018 - 10/26/2018 (c)(d)		$13,010	12,938

			54,417

EGYPT TREASURY BILLS 1.0%
17.503% due 09/04/2018 - 10/23/2018 (c)(d)	EGP	695,725	37,128

GREECE TREASURY BILLS 0.4%
1.037% due 07/06/2018 - 10/05/2018 (c)(d)	EUR	12,800	14,939

MEXICO TREASURY BILLS 5.3%
7.736% due 08/16/2018 (d)(e)	MXN	3,943,000	196,486

NIGERIA TREASURY BILLS 1.0%
15.438% due 10/04/2018 - 12/06/2018 (c)	NGN	13,769,100	36,681

U.S. TREASURY BILLS 3.5%
1.907% due 08/02/2018 - 09/27/2018 (c)(d)(j)(l)		$128,784	128,378

Total Short-Term Instruments (Cost $606,853)			561,980

Total Investments in Securities (Cost $2,562,002)			2,435,340

	SHARES
INVESTMENTS IN AFFILIATES 35.7%
SHORT-TERM INSTRUMENTS 35.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.7%
PIMCO Short Asset Portfolio		39,500,267	395,239
PIMCO Short-Term Floating NAV Portfolio III		94,413,790	933,375

Total Short-Term Instruments (Cost $1,328,841)			1,328,614

Total Investments in Affiliates (Cost $1,328,841)			1,328,614

Total Investments 101.2% (Cost $3,890,843)			$3,763,954
Financial Derivative Instruments (i)(k) (1.7)% (Cost or Premiums, net $293)			(63,209)
Other Assets and Liabilities, net 0.5%			17,621

Net Assets 100.0%			$3,718,366

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2049	04/30/2015	$12,993	$1,446	0.04%
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$19,588	$19,502	0.52%

				$32,581	$20,948	0.56%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$5,498	U.S. Treasury Notes 2.125% due 08/15/2021	$(5,608)	$5,498	$5,498

Total Repurchase Agreements						$(5,608)	$5,498	$5,498

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.4)%
U.S. Government Agencies (0.4)%
Freddie Mac, TBA	5.000%	07/01/2048	$13,000	$(13,703)	$(13,735)
Freddie Mac, TBA	6.000	07/01/2048	2,000	(2,196)	(2,187)

Total Short Sales (0.4)%				$(15,899)	$(15,922)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(3,113) at a weighted average interest rate of 1.205%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	161	$(19,350)	$(13)	$0	$0

Total Futures Contracts				$(13)	$0	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset (1)	Liability
Pay	1-Year BRL-CDI	8.970%	Maturity	01/02/2020	BRL	291,800	$95	$660	$755	$19	$0
Receive	1-Year BRL-CDI	8.730	Maturity	01/04/2021		90,200	273	(90)	183	0	(27)
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027		120,300	2	2,302	2,304	0	(149)
Pay	1-Year BRL-CDI	11.450	Maturity	01/04/2027		84,300	(232)	133	(99)	68	(2)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$177,870	(2,936)	(1,891)	(4,827)	0	(93)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,800	665	38	703	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,200	103	12	115	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		2,100	290	19	309	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		37,910	1,366	419	1,785	62	0
Pay (2)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028	ZAR	22,100	0	(65)	(65)	6	0
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021	MXN	484,200	1,039	(1)	1,038	0	(54)

Total Swap Agreements							$665	$1,536	$2,201	$170	$(325)

(j)	Securities with an aggregate market value of $2,793 and cash of $2,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	JPY	4,411,300	$	39,956	$113	$0
BOA	07/2018	BRL	524,707		146,893	11,511	0
	07/2018	COP	3,426,137		1,243	75	0
	07/2018	PLN	15,014		4,018	9	0
	07/2018	$	136,082	BRL	524,707	0	(700)
	07/2018		49,704	TRY	206,628	0	(4,933)
	08/2018	ARS	436,131	$	19,881	5,486	0
	08/2018	$	81,599	BRL	309,407	0	(2,051)
	08/2018		105	CZK	2,247	0	(4)
	08/2018		47,866	ILS	171,469	0	(876)
	09/2018	ARS	145,537	$	6,611	1,955	0
	09/2018	$	310,456	SGD	412,255	0	(7,383)
	10/2018		2,893	PLN	10,814	0	(2)
BPS	07/2018	ARS	1,322,719	$	46,885	1,420	(41)
	07/2018	BRL	28,962		7,700	227	0
	07/2018	PEN	6		2	0	0
	07/2018	$	34,456	ARS	958,778	0	(1,453)
	07/2018		7,565	BRL	28,962	0	(92)
	07/2018		12,788	CLP	8,146,751	0	(319)
	07/2018		40,496	JPY	4,398,300	0	(770)
	07/2018		11,341	TRY	51,980	0	(31)
	08/2018	ARS	102,770	$	4,774	1,375	0
	08/2018	CZK	19,249		870	2	0
	08/2018	HUF	2,298,282		8,861	693	0
	08/2018	$	10,640	RON	41,332	0	(312)
	09/2018	CNY	64,865	$	9,765	24	0
	09/2018	INR	507,524		7,332	0	(2)
	09/2018	KRW	6,620,607		5,964	5	0
	09/2018	TWD	25,211		833	2	0

	09/2018	$	221,100	INR	15,125,421	0	(2,515)
	09/2018		2	PEN	6	0	0
	09/2018		201,325	THB	6,426,923	0	(6,895)
	04/2019	BRL	12,200	$	3,156	87	0
BRC	07/2018	ARS	285,434		10,853	1,081	0
	07/2018	$	111,235	PLN	380,502	0	(9,647)
	09/2018	ARS	81,968	$	3,019	397	0
	09/2018	$	26	MYR	103	0	0
BSH	07/2018	BRL	274,506	$	78,151	7,325	0
	07/2018	$	71,193	BRL	274,506	0	(366)
	08/2018		27,744		103,706	0	(1,081)
CBK	07/2018	ARS	7,786	$	285	18	0
	07/2018	BRL	220,900		57,290	295	0
	07/2018	CLP	2,874,615		4,667	267	0
	07/2018	COP	18,550,910		6,419	94	0
	07/2018	GBP	36,189		47,946	185	0
	07/2018	TRY	3,943		834	0	(18)
	07/2018	$	1,032	ARS	26,925	0	(116)
	07/2018		61,142	BRL	220,900	0	(4,147)
	07/2018		7,469	COP	21,518,189	0	(132)
	07/2018		31,072	PLN	106,000	0	(2,771)
	07/2018		2,134	TRY	10,247	80	0
	08/2018	ARS	6,038	$	280	80	0
	08/2018	MXN	434,757		21,536	0	(168)
	08/2018	RUB	1,675,415		26,563	42	(11)
	08/2018	$	28,623	MXN	559,043	73	(788)
	09/2018	ARS	108,841	$	5,213	1,731	0
	09/2018	SGD	1,878		1,381	1	0
	09/2018	$	2,164	ARS	59,019	0	(276)
	10/2018		622		18,680	0	(39)
	11/2018	NGN	94,750	$	250	0	(8)
	12/2018		1,684,095		4,515	0	(47)
	03/2019	$	9,379	RUB	549,140	0	(831)
DUB	07/2018	ARS	599,911	$	21,467	786	0
	07/2018	PLN	14,972		4,427	430	0
	07/2018	$	17,041	ARS	494,097	41	0
	09/2018	ARS	57,700	$	2,757	909	0
	09/2018	$	19	CNH	124	0	(1)
FBF	07/2018	BRL	13,694	$	3,557	24	0
	07/2018	COP	18,709,860		6,474	95	0
	07/2018	$	3,552	BRL	13,694	0	(18)
	07/2018		13,036	CLP	8,247,854	0	(412)
	07/2018		10,255	COP	29,518,730	0	(191)
	07/2018		8,527	PEN	27,965	0	(17)
	08/2018	MXN	37,642	$	1,878	0	(1)
	09/2018	IDR	8,495,428		590	3	0
	09/2018	$	18,668	INR	1,267,557	0	(350)
	10/2018	EUR	3,300	$	4,111	230	0
	03/2019	RUB	549,140		9,379	831	0
GLM	07/2018	CHF	4,194		4,246	11	0
	07/2018	CLP	667,167		1,072	50	0
	07/2018	COP	13,787,489		4,692	0	(9)
	07/2018	$	5,137	RUB	319,250	0	(57)
	08/2018	BRL	2,397	$	632	16	0
	08/2018	ILS	486		134	1	0
	08/2018	MXN	3,943,000		203,944	6,766	0
	08/2018	RUB	2,629,695		41,914	298	(27)
	08/2018	$	306	CZK	6,695	0	(4)
	08/2018		4,510	EGP	82,931	54	0
	08/2018		365,603	MXN	7,112,132	0	(10,555)
	08/2018		16,822	MYR	66,735	0	(311)
	08/2018		31,552	TRY	145,828	0	(453)
	08/2018	ZAR	5,723	$	420	5	0
	09/2018	EGP	70,524		3,808	0	(57)
	09/2018	INR	102,324		1,485	6	0
	09/2018	KRW	1,985,092		1,784	0	(3)
	09/2018	MYR	14,642		3,617	0	(2)
HUS	07/2018	ARS	166,261		7,840	2,185	0
	07/2018	RUB	319,250		5,065	0	(15)
	07/2018	$	5,310	ARS	147,667	0	(287)
	07/2018		10,769	COP	31,014,720	0	(194)
	07/2018		14,055	PLN	47,754	0	(1,305)
	08/2018	ARS	607,044	$	23,481	3,524	0
	08/2018	CZK	119,700		4,933	0	(463)
	08/2018	RON	64,053		16,117	113	0
	08/2018	$	2,747	EGP	50,600	37	0
	08/2018		61,252	RUB	3,832,510	14	(576)
	09/2018	IDR	70,778,240	$	4,888	0	(1)
	09/2018	$	387,804	CNY	2,485,726	0	(14,528)
	09/2018		17,859	EGP	326,812	53	0
	09/2018		121,882	IDR	1,750,220,360	0	(976)
	09/2018		75,408	INR	5,198,632	0	(280)
	09/2018		180,012	RUB	11,283,925	0	(1,675)
	10/2018	EUR	1,100	$	1,365	71	0

	10/2018	NGN	1,080,425		2,875	0	(78)
	10/2018	$	88	ARS	2,650	0	(5)
IND	08/2018	ZAR	262,240	$	20,676	1,647	0
	09/2018	THB	27,053		820	2	0
	09/2018	$	23,777	MYR	95,129	0	(262)
JPM	07/2018	ARS	166,240	$	6,354	663	0
	07/2018	BRL	295,000		85,248	9,134	0
	07/2018	CAD	637		492	7	0
	07/2018	$	76,508	BRL	295,000	0	(394)
	07/2018		856	CLP	538,455	0	(32)
	07/2018		16,155	EUR	13,752	0	(96)
	07/2018		1,537	GBP	1,155	0	(13)
	07/2018		1,961	PEN	6,426	0	(5)
	07/2018		19,425	TRY	82,899	0	(1,516)
	08/2018	AUD	622	$	470	10	0
	08/2018	CZK	391,700		16,569	0	(1,089)
	08/2018	NGN	3,632,497		9,838	0	(159)
	08/2018	$	25,535	CZK	541,322	0	(1,138)
	08/2018		4,612	EGP	84,722	50	0
	08/2018		78,503	ZAR	1,001,833	0	(5,803)
	09/2018	ARS	222,489	$	8,246	1,137	0
	09/2018	EGP	48,043		2,605	0	(16)
	09/2018	THB	598,072		18,681	588	0
	09/2018	$	10,842	KRW	11,668,160	0	(340)
	10/2018	NGN	4,764,297	$	12,654	0	(360)
	10/2018	$	2,567	EGP	47,298	0	(6)
	11/2018	NGN	1,371,894	$	3,638	0	(94)
	11/2018	$	36,013	NGN	13,495,730	609	0
	12/2018	NGN	6,483,512	$	17,164	0	(415)
	01/2019	BRL	528,915		153,447	19,300	0
MSB	07/2018		383,808		99,540	512	0
	07/2018	$	104,484	BRL	383,808	0	(5,456)
	07/2018		31,620	CLP	20,000,000	0	(1,009)
	07/2018		112,463	PLN	382,185	0	(10,425)
	08/2018		48,966	CZK	1,033,335	0	(2,393)
	08/2018		6,790	EGP	124,666	84	0
	09/2018	ARS	89,000	$	4,244	1,397	0
	09/2018	MYR	3,267		810	2	0
	09/2018	$	2,809	EGP	51,376	7	0
	09/2018		92,367	MYR	369,842	0	(954)
	10/2018	NGN	422,156	$	1,125	0	(29)
	10/2018	$	1,443	MYR	5,770	0	(18)
	12/2018	NGN	3,573,998	$	9,480	0	(210)
NGF	07/2018	ARS	56,416		1,984	65	0
	09/2018	$	1,229	CNH	7,844	0	(49)
	09/2018		175,654	TWD	5,204,267	0	(4,054)
RBC	08/2018	TRY	65,730	$	14,314	297	0
	08/2018	$	20,868	ZAR	267,084	0	(1,487)
SCX	07/2018	BRL	503,200	$	130,505	672	0
	07/2018	EUR	100		122	5	0
	07/2018	TRY	103,314		24,860	2,474	0
	07/2018	$	135,988	BRL	503,200	0	(6,155)
	07/2018		16,577	TRY	69,596	0	(1,542)
	08/2018	ILS	486	$	134	1	0
	08/2018	NGN	3,634,956		9,838	0	(165)
	08/2018	$	1,643	EGP	30,445	36	0
	08/2018		47,102	RUB	2,950,410	0	(381)
	08/2018		17,145	ZAR	216,923	0	(1,403)
	09/2018	IDR	280,260,500	$	19,674	314	0
	09/2018	$	1,183	EGP	21,656	0	(1)
	09/2018		6,746	INR	461,370	0	(79)
	09/2018		388,771	KRW	417,881,808	0	(12,648)
	10/2018	NGN	1,699,898	$	4,518	0	(121)
	11/2018		707,119		1,875	0	(47)
SOG	07/2018	TRY	103,314		24,863	2,477	0
	07/2018	$	146,738	TRY	617,745	0	(13,280)
	08/2018		18,798	ARS	537,996	0	(1,117)
	08/2018		10,147	ILS	36,609	0	(114)
	09/2018	ARS	537,996	$	17,951	863	0
	09/2018	$	7,555	TWD	224,004	0	(169)
SSB	07/2018	EUR	54,633	$	63,257	0	(543)
	07/2018	$	47,590	EUR	40,881	151	0
	07/2018		14,616	MYR	57,998	0	(251)
	08/2018	EUR	40,881	$	47,695	0	(149)
	08/2018	$	25,176	MYR	100,000	0	(435)
	09/2018	SGD	8,323	$	6,190	71	0
UAG	07/2018	EUR	8,300		10,399	704	0
	07/2018	$	46,324	GBP	35,034	0	(88)
	08/2018	GBP	35,034	$	46,389	90	0
	09/2018	HKD	14,220		1,816	1	0
	09/2018	TWD	352,956		11,633	0	(5)
	09/2018	$	25,016	IDR	356,302,625	0	(403)
	09/2018		1,443	MYR	5,770	0	(16)
	09/2018		20,701	PHP	1,099,454	0	(229)

04/2019	EUR	13,500	$17,001	861	0

Total Forward Foreign Currency Contracts				$95,437	$(158,839)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus RUB	RUB 54.700	03/06/2019	$33,900	$(475)	$(75)
HUS	Put - OTC USD versus RUB	54.700	03/06/2019	100	(1)	0

					$(476)	$(75)

Options on Equity Repurchase Agreeements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (1)«	04/30/2019	$78,800	$(78)	$(78)

Total Written Options				$(554)	$(153)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.422%	$1,300	$(3)	$11	$8	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	4,400	19	7	26	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	23,700	150	(62)	88	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	11,100	(27)	93	66	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	600	(3)	13	10	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.298	7,000	19	90	109	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	4,100	20	4	24	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	3,500	37	7	44	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104	5,900	4	(7)	0	(3)
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.563	7,900	(34)	167	133	0

							$182	$323	$508	$(3)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month COP-IBR Compounded-OIS	5.170%	Quarterly	01/25/2023	COP	1,597,400	$0	$(7)	$0	$(7)

Total Swap Agreements								$182	$316	$508	$(10)

(l)

Securities with an aggregate market value of $107,019 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	Option can be exercised at any time prior to the expiration date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$88,188	$0	$88,188
Australia
Corporate Bonds & Notes	0	9,724	0	9,724
Brazil
Corporate Bonds & Notes	0	69,512	0	69,512
Loan Participations and Assignments	0	0	22,089	22,089
Sovereign Issues	0	136,321	0	136,321
Canada
Corporate Bonds & Notes	0	73,227	0	73,227
Cayman Islands
Corporate Bonds & Notes	0	32,494	0	32,494
Chile
Corporate Bonds & Notes	0	9,546	0	9,546
China
Corporate Bonds & Notes	0	67,574	0	67,574
Sovereign Issues	0	735	0	735
Colombia
Corporate Bonds & Notes	0	34,998	0	34,998
Sovereign Issues	0	6,584	0	6,584
Croatia
Sovereign Issues	0	25,545	0	25,545
Czech Republic
Sovereign Issues	0	136,265	0	136,265
Egypt
Sovereign Issues	0	3,551	0	3,551
France
Corporate Bonds & Notes	0	122	0	122
Germany
Corporate Bonds & Notes	0	37,002	0	37,002
Greece
Sovereign Issues	0	16,245	0	16,245
Guatemala
Sovereign Issues	0	5,219	0	5,219
Hong Kong
Corporate Bonds & Notes	0	15,897	0	15,897
India
Corporate Bonds & Notes	0	30,465	0	30,465
Sovereign Issues	0	4,256	0	4,256
Indonesia
Corporate Bonds & Notes	0	29,672	0	29,672
Sovereign Issues	0	16,341	0	16,341
Ireland
Corporate Bonds & Notes	0	49,812	0	49,812
Israel
Corporate Bonds & Notes	0	9,306	0	9,306
Japan
Corporate Bonds & Notes	0	27,336	0	27,336
Kazakhstan
Corporate Bonds & Notes	0	85,403	0	85,403
Luxembourg
Corporate Bonds & Notes	0	111,613	0	111,613
Malaysia
Corporate Bonds & Notes	0	14,237	0	14,237
Mexico
Corporate Bonds & Notes	0	38,033	0	38,033
Mongolia
Sovereign Issues	0	2,183	0	2,183
Netherlands
Asset-Backed Securities	0	409	0	409
Corporate Bonds & Notes	0	10,730	0	10,730
Nigeria
Sovereign Issues	0	8,891	0	8,891
Peru
Corporate Bonds & Notes	0	20,499	0	20,499
Sovereign Issues	0	3,150	0	3,150
Qatar
Corporate Bonds & Notes	0	9,523	0	9,523
Sovereign Issues	0	3,391	0	3,391
Russia
Sovereign Issues	0	34,221	0	34,221
Serbia
Sovereign Issues	0	5,085	0	5,085
Singapore
Corporate Bonds & Notes	0	26,193	0	26,193
South Africa
Corporate Bonds & Notes	0	7,722	0	7,722
South Korea
Corporate Bonds & Notes	0	950	0	950
Sovereign Issues	0	1,152	0	1,152

Sri Lanka
Corporate Bonds & Notes	0	8,193	0	8,193
Sovereign Issues	0	43,048	0	43,048
Tanzania
Sovereign Issues	0	6,492	0	6,492
Tunisia
Sovereign Issues	0	121	0	121
Turkey
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	86,977	0	86,977
Ukraine
Sovereign Issues	0	18,216	0	18,216
United Arab Emirates
Corporate Bonds & Notes	0	3,293	0	3,293
Sovereign Issues	0	8,730	0	8,730
United Kingdom
Corporate Bonds & Notes	0	6,942	0	6,942
Non-Agency Mortgage-Backed Securities	0	29,995	0	29,995
United States
Asset-Backed Securities	0	46,601	0	46,601
Corporate Bonds & Notes	0	222,501	0	222,501
Non-Agency Mortgage-Backed Securities	0	37,136	1,437	38,573
U.S. Government Agencies	0	1,298	0	1,298
Virgin Islands (British)
Corporate Bonds & Notes	0	9,323	0	9,323
Short-Term Instruments
Commercial Paper	0	0	1,446	1,446
Repurchase Agreements	0	5,498	0	5,498
Short-Term Notes	0	88,453	0	88,453
Argentina Treasury Bills	0	54,417	0	54,417
Egypt Treasury Bills	0	37,128	0	37,128
Greece Treasury Bills	0	14,939	0	14,939
Mexico Treasury Bills	0	196,486	0	196,486
Nigeria Treasury Bills	0	36,681	0	36,681
U.S. Treasury Bills	0	128,378	0	128,378
	$0	$2,410,368	$24,972	$2,435,340

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,328,614	$0	$0	$1,328,614

Total Investments	$1,328,614	$2,410,368	$24,972	$3,763,954

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,922)	$0	$(15,922)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	170	0	170
Over the counter	0	95,945	0	95,945
	$0	$96,115	$0	$96,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(325)	0	(325)
Over the counter	0	(158,924)	(78)	(159,002)

	$0	$(159,249)	$(78)	$(159,327)

Total Financial Derivative Instruments	$0	$(63,134)	$(78)	$(63,212)

Totals	$1,328,614	$2,331,312	$24,894	$3,684,820

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$581

Total Short-Term Instruments (Cost $581)		581

Total Investments in Securities (Cost $581)		581

	SHARES
INVESTMENTS IN AFFILIATES 100.3%
UNITED STATES (a) 99.5%
MUTUAL FUNDS 99.5%
PIMCO Emerging Local Bond Fund	30,686,129	209,279
PIMCO Emerging Markets Bond Fund	10,185,071	101,240
PIMCO Emerging Markets Corporate Bond Fund	8,231,128	84,204

Total United States (Cost $429,679)		394,723

SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	295,330	2,920

Total Short-Term Instruments (Cost $2,919)		2,920

Total Investments in Affiliates (Cost $432,598)		397,643

Total Investments 100.4% (Cost $433,179)		$398,224
Other Assets and Liabilities, net (0.4)%		(1,597)

Net Assets 100.0%		$396,627

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$581	U.S. Treasury Notes 2.000% due 02/15/2022	$(596)	$581	$581

Total Repurchase Agreements						$(596)	$581	$581

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$581	$0	$581
	$0	$581	$0	$581

Investments in Affiliates, at Value
United States
Mutual Funds	394,723	0	0	394,723
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,920	0	0	2,920

	$397,643	$0	$0	$397,643

Total Investments	$397,643	$581	$0	$398,224

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Wand Merger Corp.
TBD% due 04/27/2019		$3,400	$3,379

Total Loan Participations and Assignments (Cost $3,362)			3,379

CORPORATE BONDS & NOTES 1.7%
BANKING & FINANCE 1.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		800	761
Deutsche Bank AG
3.177% due 01/22/2021		5,600	5,498
Goldman Sachs Group, Inc.
3.680% (BBSW3M + 1.700%) due 08/08/2018	AUD	1,100	815
QIC Finance Shopping Center Fund Pty. Ltd.
5.000% due 07/25/2018		700	519
UBS AG
2.200% due 06/08/2020		$6,200	6,079
UBS Group Funding Switzerland AG
2.859% due 08/15/2023		2,500	2,398

			16,070

INDUSTRIALS 0.4%
Georgia-Pacific LLC
7.750% due 11/15/2029		30	40
Kinder Morgan, Inc.
3.628% (US0003M + 1.280%) due 01/15/2023		3,300	3,355
Sydney Airport Finance Co. Pty. Ltd.
7.750% due 07/06/2018	AUD	500	370
United Airlines Pass-Through Trust
2.875% due 04/07/2030		$1,071	994
3.100% due 04/07/2030		1,071	1,005

			5,764

UTILITIES 0.2%
BellSouth Corp.
4.333% due 04/26/2021		1,500	1,516
Petrobras Global Finance BV
7.375% due 01/17/2027		1,050	1,051

			2,567

Total Corporate Bonds & Notes (Cost $24,825)			24,401

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		95	95

Total Municipal Bonds & Notes (Cost $91)			95

U.S. GOVERNMENT AGENCIES 10.2%
Fannie Mae
0.000% due 11/15/2030 (c)		400	262
3.000% due 07/25/2043		1,691	1,516
3.610% due 07/01/2029		1,600	1,611
4.000% due 02/25/2019		1	1
5.000% due 08/25/2033		60	64
5.500% due 04/25/2033 - 08/25/2035		87	94
6.000% due 12/25/2034		225	276
Fannie Mae, TBA
2.500% due 07/01/2048		11,700	10,957
3.000% due 07/01/2048		3,300	3,196
3.500% due 07/01/2033		15,500	15,684
4.000% due 07/01/2048 - 09/01/2048		90,400	92,037
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (c)		21,309	14,513
3.000% due 04/15/2053		1,795	1,591
5.500% due 02/15/2024		66	69
6.000% due 06/15/2035		364	441

Ginnie Mae
5.500% due 10/20/2037	180	210
Residual Funding Corp. STRIPS (c)
0.000% due 04/15/2030	4,100	2,767
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (c)	3,191	2,264
Small Business Administration
5.290% due 12/01/2027	87	90
Tennessee Valley Authority
4.625% due 09/15/2060	1,000	1,202

Total U.S. Government Agencies (Cost $147,439)		148,845

U.S. TREASURY OBLIGATIONS 118.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)	14,670	13,365
2.500% due 02/15/2046 (f)(j)	5,300	4,815
2.500% due 05/15/2046 (f)	45,248	41,077
2.750% due 11/15/2042 (f)	25,000	24,018
2.750% due 11/15/2047 (j)	1	1
2.875% due 08/15/2045 (f)(j)	3,340	3,271
2.875% due 11/15/2046 (j)	12,000	11,741
3.000% due 02/15/2048 (f)	28,870	28,943
3.125% due 11/15/2041 (f)	41,400	42,498
3.125% due 02/15/2043 (f)	45,930	47,095
3.125% due 05/15/2048	34,700	35,637
3.375% due 05/15/2044 (f)	2,300	2,462
3.625% due 08/15/2043 (f)	38,600	42,977
3.625% due 02/15/2044 (f)	49,550	55,229
3.750% due 11/15/2043 (j)	202	230
3.875% due 08/15/2040 (f)	20,510	23,579
4.250% due 11/15/2040 (f)	76,800	93,036
4.750% due 02/15/2041 (f)	17,000	22,014
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2027 (f)	1,629	1,585
0.500% due 01/15/2028 (f)(j)	8,603	8,419
0.750% due 02/15/2045 (f)(j)	812	788
0.875% due 02/15/2047 (f)	1,038	1,039
1.375% due 02/15/2044 (f)	817	913
1.750% due 01/15/2028 (f)	18,788	20,536
2.500% due 01/15/2029 (f)	8,239	9,688
U.S. Treasury Notes
2.000% due 11/30/2022 (f)	26,400	25,621
2.375% due 03/15/2021 (f)	2,690	2,674
2.375% due 04/15/2021 (j)	800	795
2.500% due 03/31/2023 (f)	7,870	7,790
2.750% due 02/15/2024 (f)	6,200	6,191
2.875% due 05/15/2028	520	521
U.S. Treasury STRIPS (c)
0.000% due 11/15/2028	17,500	13,032
0.000% due 05/15/2031 (h)(j)	2,450	1,671
0.000% due 02/15/2032 (j)	300	200
0.000% due 05/15/2033	14,200	9,094
0.000% due 08/15/2033	54,800	34,866
0.000% due 05/15/2034	100,300	62,375
0.000% due 08/15/2034	76,520	47,234
0.000% due 11/15/2034	34,600	21,211
0.000% due 08/15/2035	6,870	4,115
0.000% due 05/15/2036	52,000	30,493
0.000% due 11/15/2036	76,900	44,450
0.000% due 05/15/2037	54,350	30,879
0.000% due 08/15/2037	9,100	5,138
0.000% due 08/15/2041	14,800	7,505
0.000% due 02/15/2042 (h)(j)	9,500	4,743
0.000% due 05/15/2042 (h)(j)	9,700	4,804
0.000% due 08/15/2042	207,500	101,821
0.000% due 11/15/2042	139,200	67,797
0.000% due 02/15/2043	166,700	80,529
0.000% due 05/15/2043	163,010	78,104
0.000% due 08/15/2043 (f)	220,500	104,890
0.000% due 11/15/2043	209,200	98,670
0.000% due 02/15/2044	165,900	77,740
0.000% due 05/15/2044	88,500	41,148
0.000% due 11/15/2044	118,300	54,201
0.000% due 02/15/2045	184,900	83,960
0.000% due 05/15/2045	89,950	40,640

Total U.S. Treasury Obligations (Cost $1,729,538)		1,729,858

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	3,169
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	826
5.122% due 08/10/2035	600	619

BWAY Mortgage Trust
3.454% due 03/10/2033	3,000	2,974
CityLine Commercial Mortgage Trust
2.871% due 11/10/2031	2,800	2,707
Commercial Mortgage Trust
3.815% due 04/10/2033 «	2,500	2,484
Core Industrial Trust
3.494% due 02/10/2037	1,100	1,072
Countrywide Home Loan Mortgage Pass-Through Trust
3.466% due 09/25/2047 ^	257	242
Credit Suisse Mortgage Capital Certificates
2.130% (US0001M + 0.170%) due 11/27/2036	2,806	2,798
DBWF Mortgage Trust
3.791% due 12/10/2036	4,400	4,421
GS Mortgage Securities Trust
3.722% due 10/10/2049	1,800	1,761
3.932% due 10/10/2035	800	797
Hilton USA Trust
4.333% due 11/05/2038	1,000	994
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034	1,000	941
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	2,800	2,743
2.876% (LIBOR01M + 0.830%) due 07/15/2034	2,700	2,703
JPMorgan Mortgage Trust
3.692% due 07/25/2035	100	104
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	600	579
Motel 6 Trust
2.993% due 08/15/2034	4,693	4,699
VNDO Trust
3.805% due 01/10/2035	3,600	3,600
WaMu Mortgage Pass-Through Certificates Trust
2.288% (12MTA + 0.730%) due 01/25/2047	3	3
2.395% (COF 11 + 1.500%) due 10/25/2046	7	6
Wells Fargo Commercial Mortgage Trust
3.486% due 12/15/2059	3,800	3,797

Total Non-Agency Mortgage-Backed Securities (Cost $45,019)		44,039

ASSET-BACKED SECURITIES 0.5%
Bear Stearns Asset-Backed Securities Trust
3.647% due 07/25/2036	4	4
Crown Point CLO Ltd.
0.000% due 07/17/2028 (a)	1,200	1,200
Dryden Senior Loan Fund
3.248% due 10/15/2027	700	701
ECMC Group Student Loan Trust
2.841% due 02/27/2068	867	869
Navient Student Loan Trust
3.241% (US0001M + 1.150%) due 03/25/2066	1,132	1,154
SLM Student Loan Trust
2.400% (US0003M + 0.040%) due 01/25/2019	206	205
2.960% (US0003M + 0.600%) due 10/25/2029	800	802
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	57	57
Wells Fargo Home Equity Asset-Backed Securities Trust
2.361% (US0001M + 0.270%) due 07/25/2036	1,600	1,576
WhiteHorse Ltd.
3.563% (US0003M + 1.200%) due 02/03/2025	214	214

Total Asset-Backed Securities (Cost $6,618)		6,782

SOVEREIGN ISSUES 2.2%
Kuwait International Government Bond
2.750% due 03/20/2022	2,200	2,146
3.500% due 03/20/2027	3,300	3,218
Qatar Government International Bond
3.875% due 04/23/2023	1,900	1,902
4.500% due 04/23/2028	1,900	1,921
5.103% due 04/23/2048	1,300	1,299
Saudi Government International Bond
4.000% due 04/17/2025	6,700	6,677
4.500% due 04/17/2030	3,400	3,403
4.625% due 10/04/2047	7,200	6,729
5.000% due 04/17/2049	1,800	1,755
South Africa Government International Bond
8.250% due 03/31/2032	ZAR 7,800	519

Uruguay Government International Bond
4.975% due 04/20/2055	$1,900	1,848

Total Sovereign Issues (Cost $32,009)		31,417

SHORT-TERM INSTRUMENTS 2.5%
COMMERCIAL PAPER 2.3%
AT&T, Inc.
2.674% due 09/06/2018	3,300	3,284
Bell Canada
2.336% due 07/11/2018	1,200	1,199
Boston Scientific Corp.
2.436% due 07/12/2018	500	500
2.488% due 07/10/2018	800	800
2.545% due 08/13/2018	1,200	1,196
CBS Corp.
2.389% due 08/06/2018	900	898
Commonwealth Edison
2.365% due 07/12/2018	500	500
Cox Enterprises, Inc.
2.364% due 07/05/2018	2,000	1,999
Discovery Communications LLC
2.711% due 07/13/2018	400	400
Dominion Resources, Inc.
2.480% due 07/25/2018	600	599
Energy Transfer Partners
2.999% due 07/16/2018	2,300	2,297
Enterprise Products Operating LLC
2.357% due 07/13/2018	1,500	1,499
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018	300	300
Humana, Inc.
2.597% due 07/09/2018	500	500
Hyundai Capital America
2.335% due 07/17/2018	500	499
2.336% due 07/16/2018	1,100	1,099
Interpublic Group Cos.
2.468% due 07/16/2018	1,200	1,199
Marriot International
2.326% due 07/25/2018	1,000	998
2.523% due 08/14/2018	600	598
2.523% due 08/15/2018	600	598
McCormick & Co.
2.883% due 11/01/2018	300	297
Mondelez International, Inc.
2.367% due 07/23/2018	700	699
2.475% due 08/15/2018	2,500	2,492
Qualcomm, Inc.
2.320% due 07/24/2018	1,200	1,198
Rockwell Collins, Inc.
2.388% due 07/17/2018	700	699
Schlumberger Holdings
2.684% due 07/11/2018	900	899
Sempra Energy Holdings
2.567% due 07/26/2018	600	599
2.568% due 07/18/2018	500	499
Southern Co.
2.437% due 07/16/2018	600	599
Syngenta Wilmington
2.998% due 07/27/2018	1,100	1,098
Virginia Electric & Power Co.
2.632% due 07/23/2018	900	899
VW CR, Inc.
2.592% due 08/15/2018	1,000	997
2.602% due 08/15/2018	1,800	1,794

		33,731

REPURCHASE AGREEMENTS (e) 0.0%		530

ARGENTINA TREASURY BILLS 0.1%
5.750% due 07/13/2018 - 08/24/2018 (b)(c)	700	697

U.S. TREASURY BILLS 0.1%
1.892% due 08/02/2018 - 10/04/2018 (b)(c)(j)	913	911

Total Short-Term Instruments (Cost $35,871)		35,869

Total Investments in Securities (Cost $2,024,772)		2,024,685

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short Asset Portfolio	2,120,609	21,219
PIMCO Short-Term Floating NAV Portfolio III	2,630,524	26,005

Total Short-Term Instruments (Cost $47,253)		47,224

Total Investments in Affiliates (Cost $47,253)		47,224

Total Investments 142.3% (Cost $2,072,025)		$2,071,909
Financial Derivative Instruments (g)(i) (0.3)% (Cost or Premiums, net $2,749)		(3,911)
Other Assets and Liabilities, net (42.0)%		(611,816)

Net Assets 100.0%		$1,456,182

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$530	U.S. Treasury Notes 1.875% due 01/31/2022	$(544)	$530	$530

Total Repurchase Agreements						$(544)	$530	$530

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.060%	05/23/2018	07/09/2018	$(19,894)	$(19,940)
BOS	2.170	06/12/2018	07/12/2018	(6,288)	(6,296)
BSN	1.910	04/13/2018	07/12/2018	(51,246)	(51,464)
	1.960	05/02/2018	07/10/2018	(203,699)	(204,376)
	1.980	05/03/2018	07/11/2018	(21,084)	(21,153)
GRE	1.930	04/18/2018	07/18/2018	(41,443)	(41,609)
	2.020	05/09/2018	07/11/2018	(620)	(622)
	2.020	05/31/2018	07/11/2018	(4,845)	(4,854)
	2.050	05/14/2018	07/16/2018	(32,253)	(32,342)
	2.060	05/21/2018	07/23/2018	(25,538)	(25,599)
	2.070	05/22/2018	07/23/2018	(24,134)	(24,191)
	2.080	05/24/2018	07/06/2018	(883)	(885)
	2.110	06/08/2018	07/09/2018	(8,819)	(8,831)
	2.160	06/13/2018	07/05/2018	(10,078)	(10,089)
	2.160	06/13/2018	07/13/2018	(5,056)	(5,062)
	2.200	06/15/2018	07/05/2018	(2,642)	(2,645)
JPS	1.700	05/30/2018	07/05/2018	(14,046)	(14,068)
	1.850	06/01/2018	07/06/2018	(5,562)	(5,571)
	1.870	05/24/2018	07/24/2018	(7,098)	(7,112)

Total Reverse Repurchase Agreements					$(486,709)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	1.900%	04/11/2018	07/11/2018	$(5,710)	$(5,735)
UBS	1.980	05/07/2018	07/12/2018	(6,215)	(6,234)
	2.050	05/30/2018	07/31/2018	(19,133)	(19,168)

Total Sale-Buyback Transactions					$(31,137)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Fannie Mae, TBA	3.500%	07/01/2048	$7,000	$(6,932)	$(6,965)
Fannie Mae, TBA	4.500	08/01/2048	21,300	(22,116)	(22,141)

Total Short Sales (2.0)%				$(29,048)	$(29,106)

(f)	Securities with an aggregate market value of $520,939 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(527,588) at a weighted average interest rate of 1.881%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(38) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	$ 135.500	08/24/2018	86	$86	$1	$0

Total Purchased Options					$1	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$ 120.000	07/27/2018	116	$116	$(42)	$(63)

Total Written Options					$(42)	$(63)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	2,028	$494,553	$(3,017)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	392	56,840	472	12	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	649	103,556	1,920	0	(41)

				$(625)	$12	$(41)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	2,028	$(492,196)	$3,980	$51	$0
U.S. Treasury 2-Year Note September Futures	09/2018	708	(149,974)	54	22	0
U.S. Treasury 5-Year Note September Futures	09/2018	587	(66,693)	(144)	14	0
U.S. Treasury 10-Year Note September Futures	09/2018	742	(89,179)	(765)	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	767	(98,356)	509	0	0

				$3,634	$87	$0

Total Futures Contracts				$3,009	$99	$(41)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$ 6,300	$(93)	$(22)	$(115)	$0	$(3)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	8,100	(128)	(11)	(139)	0	(5)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR 25,600	(679)	194	(485)	0	(12)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	6,200	(162)	65	(97)	0	(2)

					$(1,062)	$226	$(836)	$0	$(22)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047		$1,100	$3	$4	$7	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		900	1	(5)	(4)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		4,000	10	(82)	(72)	19	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019		241,000	187	702	889	0	(27)
Pay (4)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		708,100	(305)	(2,353)	(2,658)	11	0
Receive (4)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		708,100	362	1,847	2,209	154	0
Pay (4)	3-Month USD-LIBOR	2.094	Semi-Annual	09/20/2023		20,900	0	(808)	(808)	0	(13)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,000	254	759	1,013	14	0
Pay (4)	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028		5,700	0	(34)	(34)	0	(6)
Receive (4)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		26,000	(132)	(185)	(317)	2	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		11,900	487	892	1,379	17	0
Receive	3-Month USD-LIBOR	2.632	Semi-Annual	01/04/2048		6,200	0	399	399	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		36,300	3,548	57	3,605	58	0
Receive (4)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		6,600	0	592	592	11	0
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	97,200	153	(32)	121	0	(9)
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		97,200	79	102	181	1	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,800	(410)	97	(313)	0	(7)
Pay	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	165,700	(2)	(45)	(47)	0	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		148,800	0	(42)	(42)	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,500	0	(7)	(7)	1	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		138,700	39	(38)	1	32	0
Pay	28-Day MXN-TIIE	7.675	Lunar	12/29/2022		101,700	0	(40)	(40)	23	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		83,600	(20)	11	(9)	20	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		11,200	(3)	(22)	(25)	4	0
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		30,100	0	(17)	(17)	12	0

Receive	CPURNSA	2.137	Maturity	01/15/2029	$9,600	0	(247)	(247)	1	0

						$4,251	$1,505	$5,756	$399	$(62)

Total Swap Agreements						$3,189	$1,731	$4,920	$399	$(84)

(h)	Securities with an aggregate market value of $4,514 and cash of $4,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	$	6,073	EUR	5,236	$42	$0
BRC	08/2018		5,175	MXN	98,835	0	(241)
CBK	07/2018	AUD	700	$	531	12	0
	07/2018	$	70	MXN	1,421	1	0
	08/2018	MXN	14,615	$	716	1	(14)
	08/2018	$	152	MXN	3,019	0	(1)
GLM	07/2018		536	RUB	33,334	0	(6)
HUS	07/2018	RUB	33,334	$	529	0	(1)
	08/2018	$	527	RUB	33,334	1	0
JPM	07/2018		76	MXN	1,537	1	0
	08/2018		12,782	GBP	9,394	0	(361)
	08/2018	ZAR	7,659	$	600	44	0
NGF	09/2018	TWD	198,571		6,702	155	0
SCX	08/2018	$	6,515	SEK	56,575	0	(179)
SSB	07/2018	AUD	500	$	379	9	0
	07/2018	EUR	5,236		6,095	0	(19)
	08/2018	AUD	1,100		827	13	0
	08/2018	$	6,109	EUR	5,236	19	0

Total Forward Foreign Currency Contracts						$298	$(822)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$	1,700	$147	$141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020		5,800	249	97
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	08/30/2018		43,300	173	126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019		4,500	84	50
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		1,900	171	165
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720	12/03/2018	EUR	41,300	201	37
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	$	221,900	117	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020		121,400	318	440
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019		7,200	157	89
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		16,000	1,632	1,439
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		3,700	337	321

Total Purchased Options								$3,586	$2,905

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$6,500	$(11)	$(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	2,900	(3)	(1)

						$(14)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$7,900	$(144)	$(203)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	14,200	(244)	(88)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	19,800	(83)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/30/2018	43,300	(182)	(54)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	09/04/2018	13,600	(69)	(70)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	09/04/2018	13,600	(70)	(30)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	9,500	(171)	(268)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018	43,500	(207)	(588)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.710	09/16/2019	29,500	(155)	(101)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	98,500	(1,969)	(2,781)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	24,600	(266)	(367)

							$(3,560)	$(4,611)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.451%	30-Year USD-ISDA - 10-Year USD-ISDA	09/21/2018	$492,600	$(529)	$(2,043)

Total Written Options						$(4,134)	$(6,656)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2023	4.623%	$900	$32	$(16)	$16	$0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	1,400	80	(56)	24	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	800	37	(23)	14	0

Total Swap Agreements							$149	$(95)	$54	$0

(j)

Securities with an aggregate market value of $4,573 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,379	$0	$3,379
Corporate Bonds & Notes
Banking & Finance	0	16,070	0	16,070
Industrials	0	5,764	0	5,764
Utilities	0	2,567	0	2,567
Municipal Bonds & Notes
West Virginia	0	95	0	95
U.S. Government Agencies	0	148,845	0	148,845
U.S. Treasury Obligations	0	1,729,858	0	1,729,858
Non-Agency Mortgage-Backed Securities	0	41,555	2,484	44,039
Asset-Backed Securities	0	6,782	0	6,782
Sovereign Issues	0	31,417	0	31,417
Short-Term Instruments
Commercial Paper	0	33,731	0	33,731
Repurchase Agreements	0	530	0	530
Argentina Treasury Bills	0	697	0	697
U.S. Treasury Bills	0	911	0	911
	$0	$2,022,201	$2,484	$2,024,685

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,224	$0	$0	$47,224

Total Investments	$47,224	$2,022,201	$2,484	$2,071,909

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,106)	$0	$(29,106)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	99	399	0	498
Over the counter	0	3,257	0	3,257
	$99	$3,656	$0	$3,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(147)	0	(188)
Over the counter	0	(7,478)	0	(7,478)

	$(41)	$(7,625)	$0	$(7,666)

Total Financial Derivative Instruments	$58	$(3,969)	$0	$(3,911)

Totals	$47,282	$1,989,126	$2,484	$2,038,892

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.8% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,064
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,900	60
40.000% (ARPP7DRR) due 06/21/2020 ~		5,140	185

Total Argentina (Cost $1,577)			1,309

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Group NV
5.625% due 03/19/2019 •(i)(j)	EUR	1,100	1,309

Total Belgium (Cost $1,316)			1,309

BRAZIL 1.0%
CORPORATE BONDS & NOTES 1.0%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (f)(i)		$653	11
Petrobras Global Finance BV
7.250% due 03/17/2044		1,000	929
7.375% due 01/17/2027		3,400	3,404

Total Brazil (Cost $4,502)			4,344

CANADA 3.1%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	193
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		500	500
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		400	402
3.700% due 07/15/2027		900	854
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	583

			2,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.750% due 06/01/2020	CAD	1,142	871
1.950% due 08/01/2020		1,102	843

			1,714

SOVEREIGN ISSUES 2.1%
Canadian Government Real Return Bond
3.000% due 12/01/2036 (h)		2,330	2,569
Province of Alberta
2.350% due 06/01/2025		3,200	2,387
Province of Ontario
2.400% due 06/02/2026		6,400	4,747

			9,703

Total Canada (Cost $13,824)			13,949

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 3.7%
Bowman Park CLO Ltd.
3.510% due 11/23/2025 •		$1,300	1,301
Cent CLO Ltd.
3.576% due 07/27/2026 •		2,600	2,604

Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		300	300
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)		1,100	1,100
Jamestown CLO Ltd.
3.573% due 01/17/2027 •		2,306	2,309
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		1,300	1,300
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		2,600	2,604
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •		1,300	1,300
Sound Point CLO Ltd.
3.249% due 01/20/2028 •		1,100	1,100
Telos CLO Ltd.
3.623% due 01/17/2027 •		2,400	2,402
Venture CLO Ltd.
3.228% due 04/15/2027 •		200	200
WhiteHorse Ltd.
3.010% due 04/17/2027 •		300	300

			16,820

CORPORATE BONDS & NOTES 0.7%
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,303	1,182
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (c)		3,450	923
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)		751	201
QNB Finance Ltd.
1.880% due 08/02/2018		500	500
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	189

			2,995

Total Cayman Islands (Cost $22,276)			19,815

CHINA 0.2%
SOVEREIGN ISSUES 0.2%
China Development Bank
5.840% due 01/03/2019	CNY	2,730	417
China Government International Bond
3.290% due 04/18/2020		1,840	277
3.380% due 05/23/2023		900	135
4.080% due 08/22/2023		900	140

Total China (Cost $1,012)			969

COLOMBIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol S.A.
5.875% due 05/28/2045		$1,100	1,047

Total Colombia (Cost $1,102)			1,047

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	214
2.500% due 08/25/2028		900	42

Total Czech Republic (Cost $266)			256

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
BRFkredit A/S
2.000% due 10/01/2047	DKK	3,277	519
3.000% due 10/01/2047		56	9
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		22,242	3,527
2.000% due 10/01/2050		3,377	528
2.500% due 10/01/2037		1,439	240
2.500% due 10/01/2047		90	15
Nykredit Realkredit A/S
2.000% due 10/01/2047		24,709	3,917
2.500% due 10/01/2047		33	5
Realkredit Danmark A/S
2.000% due 10/01/2047		25,348	4,015

2.500% due 10/01/2037		539	90
2.500% due 07/01/2047		88	14

Total Denmark (Cost $12,039)			12,879

FRANCE 1.7%
CORPORATE BONDS & NOTES 1.6%
BPCE S.A.
2.500% due 07/15/2019		$400	398
Credit Agricole S.A.
3.750% due 04/24/2023		1,900	1,863
Dexia Credit Local S.A.
1.875% due 09/15/2021		3,600	3,471
2.250% due 02/18/2020		1,600	1,584

			7,316

SOVEREIGN ISSUES 0.1%
France Government International Bond
2.000% due 05/25/2048 (l)	EUR	300	389

Total France (Cost $7,848)			7,705

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
3.150% due 01/22/2021		$100	97
3.177% (US0003M + 0.815%) due 01/22/2021 ~		300	295
4.250% due 10/14/2021		3,100	3,054

Total Germany (Cost $3,478)			3,446

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,900	1,878

Total Guernsey, Channel Islands (Cost $1,896)			1,878

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
AIA Group Ltd.
3.900% due 04/06/2028		$300	300
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,800	1,793

Total Hong Kong (Cost $2,096)			2,093

INDONESIA 2.9%
SOVEREIGN ISSUES 2.9%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	3,400	4,139
4.350% due 01/11/2048		$1,800	1,616
5.250% due 01/17/2042		1,300	1,309
8.250% due 05/15/2036	IDR	23,834,000	1,646
8.375% due 03/15/2034		30,100,000	2,085
9.000% due 03/15/2029		29,661,000	2,192

Total Indonesia (Cost $14,392)			12,987

IRELAND 0.8%
CORPORATE BONDS & NOTES 0.8%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$1,800	1,836
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		700	689
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	582
3.000% due 07/15/2022		400	386

Total Ireland (Cost $3,542)			3,493

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
1.750% due 08/31/2025	ILS	1,900	520

Total Israel (Cost $536)			520

ITALY 5.4%
CORPORATE BONDS & NOTES 1.9%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,425
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(i)(j)		700	807
7.750% due 01/11/2027 •(i)(j)		600	758
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,616

			8,606

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Casa d’Este Finance SRL
0.029% due 09/15/2040 •		290	338
Claris Abs SRL
0.081% due 10/31/2060 •		1,567	1,824

			2,162

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		3,400	3,802
2.350% due 09/15/2024 (h)		7,343	9,288
2.800% due 03/01/2067		100	101
3.450% due 03/01/2048		100	118

			13,309

Total Italy (Cost $25,542)			24,077

JAPAN 5.1%
CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd.
2.903% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,005
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		200	203
Mitsubishi UFJ Financial Group, Inc.
3.455% due 03/02/2023		1,100	1,091
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~		500	503
ORIX Corp.
3.250% due 12/04/2024		200	191
Sumitomo Mitsui Banking Corp.
2.703% (US0003M + 0.350%) due 01/17/2020 ~		300	300

			4,293

SOVEREIGN ISSUES 4.2%
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,900	1,835
2.375% due 11/16/2022		400	387
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,300	2,235
Japan Government International Bond
0.100% due 03/10/2026 (h)	JPY	1,178,412	11,224
0.500% due 09/20/2046		170,000	1,461
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,900	1,836
			18,978

Total Japan (Cost $24,294)			23,271

KUWAIT 1.6%
SOVEREIGN ISSUES 1.6%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,800	1,756
3.500% due 03/20/2027		5,500	5,364

Total Kuwait (Cost $7,244)			7,120

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Allergan Funding SCS
3.850% due 06/15/2024		$600	590
Altice Luxembourg S.A.
7.750% due 05/15/2022		300	291
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	1,011	1,105
European Financial Stability Facility
1.375% due 05/31/2047		400	448
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,270	1,326
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	400	473
Unigel Luxembourg S.A.
10.500% due 01/22/2024		$1,200	1,241

Total Luxembourg (Cost $5,469)			5,474

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond
4.232% due 06/30/2031	MYR	2,100	499

Total Malaysia (Cost $546)			499

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(d)		$700	0

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,800	1,914

Total Mexico (Cost $2,550)			1,914

NETHERLANDS 1.9%
CORPORATE BONDS & NOTES 1.8%
ABN AMRO Bank NV
2.450% due 06/04/2020		$500	492
Cooperatieve Rabobank UA
2.792% (US0003M + 0.430%) due 04/26/2021 ~		1,200	1,201
3.125% due 04/26/2021		500	498
ING Bank NV
2.625% due 12/05/2022		4,000	3,914
4.125% due 11/21/2023 •		1,200	1,204
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	100	139
Syngenta Finance NV
5.182% due 04/24/2028		$200	194
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	300	356

			7,998

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.471% due 04/17/2041 •		394	439
Eurosail PLC
1.171% due 10/17/2040 •		190	224

			663

Total Netherlands (Cost $8,597)			8,661

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,200	1,170

3.250% due 06/28/2023		400	400

			1,570

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	7,700	1,017

Total Norway (Cost $2,692)			2,587

PERU 0.9%
SOVEREIGN ISSUES 0.9%
Peru Government International Bond
6.150% due 08/12/2032	PEN	12,600	3,945

Total Peru (Cost $3,880)			3,945

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	402

Total Philippines (Cost $504)			402

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	2,200	771

Total Portugal (Cost $2,401)			771

QATAR 1.4%
SOVEREIGN ISSUES 1.4%
Qatar Government International Bond
3.875% due 04/23/2023		$1,100	1,101
4.500% due 01/20/2022		800	820
4.500% due 04/23/2028		1,200	1,214
5.250% due 01/20/2020		3,200	3,299

Total Qatar (Cost $6,380)			6,434

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
5.850% due 04/26/2023	RON	1,500	392

Total Romania (Cost $435)			392

SAUDI ARABIA 3.4%
SOVEREIGN ISSUES 3.4%
Saudi Government International Bond
2.375% due 10/26/2021		$6,900	6,635
2.875% due 03/04/2023		5,200	5,010
3.250% due 10/26/2026		1,200	1,127
3.625% due 03/04/2028		2,500	2,382

Total Saudi Arabia (Cost $15,682)			15,154

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	571
3.500% due 09/18/2027		300	276
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		600	602

			1,449

SOVEREIGN ISSUES 0.2%
Singapore Government International Bond
2.125% due 06/01/2026	SGD	1,500	1,076

Total Singapore (Cost $2,572)			2,525

SLOVENIA 0.6%
SOVEREIGN ISSUES 0.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$2,700	2,722

Total Slovenia (Cost $2,723)			2,722

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
5.375% due 07/24/2044		$600	527

Total South Africa (Cost $590)			527

SPAIN 1.1%
CORPORATE BONDS & NOTES 0.0%
Banco Santander S.A.
4.379% due 04/12/2028		$200	192

SOVEREIGN ISSUES 1.1%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	248
4.900% due 09/15/2021		900	1,142
4.950% due 02/11/2020		600	742
Autonomous Community of Madrid
4.688% due 03/12/2020		1,700	2,145
Spain Government International Bond
2.900% due 10/31/2046		400	510

			4,787

Total Spain (Cost $4,636)			4,979

SWEDEN 4.9%
CORPORATE BONDS & NOTES 4.9%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	19,100	2,192
2.250% due 09/21/2022		28,000	3,358
Nordea Hypotek AB
1.000% due 04/08/2022		29,800	3,415
PZU Finance AB
1.375% due 07/03/2019	EUR	1,700	2,011
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021	SEK	7,000	817
Stadshypotek AB
1.500% due 12/15/2021		30,000	3,500
4.500% due 09/21/2022		13,000	1,699
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		12,000	1,387
2.000% due 06/17/2026		4,000	472
Swedbank Hypotek AB
1.000% due 09/15/2021		8,500	976
1.000% due 06/15/2022		20,700	2,370

Total Sweden (Cost $22,018)			22,197

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Credit Suisse Group AG
2.997% due 12/14/2023 •		$900	862
3.536% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,113
UBS AG
2.450% due 12/01/2020		300	294
2.780% (US0003M + 0.480%) due 12/01/2020 ~		700	700
2.901% due 06/08/2020 •		1,500	1,505
5.125% due 05/15/2024 (j)		800	799
7.625% due 08/17/2022 (j)		400	442
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		1,200	1,202

Total Switzerland (Cost $7,988)			7,917

UNITED ARAB EMIRATES 0.9%
SOVEREIGN ISSUES 0.9%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$3,300	3,166
3.125% due 10/11/2027		900	839

Total United Arab Emirates (Cost $4,186)			4,005

UNITED KINGDOM 12.2%
CORPORATE BONDS & NOTES 7.7%
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$4,500	4,853
Barclays PLC
6.500% due 09/15/2019 •(i)(j)	EUR	1,100	1,325
7.000% due 09/15/2019 •(i)(j)	GBP	1,100	1,486
BAT International Finance PLC
2.750% due 06/15/2020		$300	297
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	300	430
Frontier Finance PLC
8.000% due 03/23/2022		1,300	1,715
HSBC Bank PLC
4.125% due 08/12/2020		$500	509
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		500	501
3.326% (US0003M + 1.000%) due 05/18/2024 ~		400	399
3.950% due 05/18/2024 •		500	499
4.583% due 06/19/2029 •		300	303
6.250% due 03/23/2023 •(i)(j)		200	197
6.500% due 03/23/2028 •(i)(j)		300	288
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,200	1,188
Lloyds Bank PLC
3.300% due 05/07/2021		200	200
4.875% due 03/30/2027	GBP	2,500	4,085
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)		1,100	1,482
Nationwide Building Society
3.766% due 03/08/2024 •		$1,400	1,372
10.250% ~(i)	GBP	1	273
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	574
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		300	292
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,798
4.519% due 06/25/2024 •		500	501
Santander UK Group Holdings PLC
2.875% due 10/16/2020		5,000	4,937
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	486	727
5.744% due 04/13/2040		195	300
5.801% due 10/13/2040		588	913
7.623% due 07/13/2039		89	158
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	646
Virgin Money PLC
2.250% due 04/21/2020		800	1,065
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		$800	797
3.750% due 01/16/2024		400	397

			34,507

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Alba PLC
0.801% due 11/25/2042 •	GBP	638	810
Eurosail PLC
0.000% due 03/13/2045 •	EUR	558	646
0.785% due 12/10/2044 •	GBP	716	936
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	868	1,000
0.761% due 03/18/2039 •	GBP	1,163	1,513
0.771% due 06/18/2039 •		382	494
0.781% due 06/18/2038 •		435	567
Mortgage Funding PLC
1.727% due 03/13/2046 •		185	245
Newgate Funding PLC
0.279% due 12/15/2050 •	EUR	456	527

Ripon Mortgages PLC
1.423% due 08/20/2056 •	GBP	1,695	2,248
Southern Pacific Financing PLC
0.805% due 06/10/2043 •		242	318
Uropa Securities PLC
0.825% due 06/10/2059 •		381	490
0.975% due 06/10/2059 •		88	111
1.175% due 06/10/2059 •		69	87
1.375% due 06/10/2059 •		74	92

			10,084

SOVEREIGN ISSUES 2.3%
United Kingdom Gilt
0.125% due 03/22/2024 (h)(l)		3,923	5,809
1.500% due 07/22/2047		3,100	3,873
3.500% due 01/22/2045 (l)		300	542

			10,224

Total United Kingdom (Cost $55,436)			54,815

UNITED STATES 58.9%
ASSET-BACKED SECURITIES 8.1%
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •		$599	599
ACE Securities Corp. Home Equity Loan Trust
2.991% due 12/25/2034 •		169	162
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.766% due 07/25/2035 •		300	301
Argent Securities Trust
2.241% due 06/25/2036 •		1,330	512
2.241% due 07/25/2036 •		786	325
2.331% due 07/25/2036 •		982	411
Asset-Backed Funding Certificates Trust
2.251% due 01/25/2037 •		634	427
Bear Stearns Asset-Backed Securities Trust
2.201% due 02/25/2037 •		583	602
2.331% due 06/25/2047 •		1,000	980
2.411% due 01/25/2047 •		406	406
2.491% due 09/25/2046 •		182	176
2.501% due 12/25/2035 •		285	286
2.581% due 09/25/2035 •		1,000	993
Countrywide Asset-Backed Certificates
2.241% due 05/25/2037 •		684	677
2.311% due 09/25/2037 ^•		175	148
2.351% due 12/25/2036 •		4,100	3,945
4.746% due 10/25/2046 ^~		382	374
4.788% due 07/25/2036 ~		360	364
Countrywide Asset-Backed Certificates Trust
2.811% due 07/25/2034 •		330	332
3.051% due 10/25/2035 •		975	980
4.472% due 03/25/2034 ~		1,000	1,009
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •		26	26
Credit-Based Asset Servicing & Securitization LLC
2.311% due 07/25/2037 •		308	207
3.886% due 03/25/2037 ^		1,184	667
Fieldstone Mortgage Investment Trust
2.120% due 11/25/2036 •		1,261	770
First Franklin Mortgage Loan Trust
2.231% due 09/25/2036 •		547	542
2.251% due 04/25/2036 •		211	201
2.826% due 09/25/2035 •		510	514
3.366% due 07/25/2034 •		358	364
First NLC Trust
2.796% due 12/25/2035 •		495	498
Fremont Home Loan Trust
2.811% due 07/25/2035 •		97	97
GSAA Home Equity Trust
2.541% due 08/25/2037 •		269	257
GSAMP Trust
2.181% due 01/25/2037 •		206	141
2.191% due 12/25/2046 •		1,345	865
2.211% due 12/25/2036 •		1,064	572
2.241% due 12/25/2046 •		874	566
2.361% due 04/25/2036 •		936	716
Home Equity Asset Trust
3.291% due 10/25/2033 •		533	527
Home Equity Mortgage Loan Asset-Backed Trust
2.331% due 04/25/2037 •		624	471
HSI Asset Securitization Corp. Trust
2.311% due 12/25/2036 •		639	251
JPMorgan Mortgage Acquisition Trust
2.171% due 08/25/2036 •		4	2
2.241% due 07/25/2036 •		2,317	1,181

Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •		62	62
MASTR Asset-Backed Securities Trust
2.331% due 03/25/2036 •		852	633
2.691% due 01/25/2036 •		134	135
Merrill Lynch Mortgage Investors Trust
2.201% due 08/25/2037 •		675	456
2.351% due 04/25/2037 •		917	602
2.401% due 08/25/2036 •		200	200
Morgan Stanley ABS Capital, Inc. Trust
2.181% due 01/25/2037 •		672	401
2.231% due 10/25/2036 •		742	460
2.231% due 11/25/2036 •		269	179
2.241% due 11/25/2036 •		1,486	1,028
2.311% due 11/25/2036 •		269	180
2.321% due 10/25/2036 •		987	654
2.736% due 09/25/2035 •		441	442
Morgan Stanley Home Equity Loan Trust
2.796% due 08/25/2035 •		154	154
New Century Home Equity Loan Trust
2.601% due 09/25/2035 •		957	956
RAAC Trust
2.571% due 03/25/2037 •		285	286
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		506	321
Residential Asset Mortgage Products Trust
2.251% due 12/25/2036 •		61	61
2.711% due 05/25/2035 •		1,000	1,006
Residential Asset Securities Corp. Trust
2.431% due 11/25/2035 •		437	437
Securitized Asset-Backed Receivables LLC Trust
3.066% due 03/25/2035 •		256	257
Specialty Underwriting & Residential Finance Trust
3.939% due 02/25/2037 ^		659	368
Structured Asset Investment Loan Trust
2.811% due 02/25/2035 •		617	620
Structured Asset Securities Corp. Mortgage Loan Trust
2.251% due 03/25/2036 •		62	62
2.431% due 02/25/2036 •		1,000	1,003
2.766% due 11/25/2035 •		1,000	1,005
Washington Mutual Asset-Backed Certificates Trust
2.331% due 05/25/2036 •		1,399	1,230

			36,642

CORPORATE BONDS & NOTES 15.3%
Air Lease Corp.
3.375% due 01/15/2019		1,100	1,102
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		400	379
Ally Financial, Inc.
3.500% due 01/27/2019		1,400	1,400
3.750% due 11/18/2019		200	200
4.125% due 03/30/2020		300	301
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		300	300
American Tower Corp.
1.950% due 05/22/2026	EUR	300	354
Anadarko Petroleum Corp.
6.950% due 06/15/2019		$500	518
8.700% due 03/15/2019		500	520
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,092
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 01/12/2024		200	199
4.000% due 04/13/2028		500	500
4.375% due 04/15/2038		400	389
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,100	1,293
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$1,300	1,306
2.998% (US0003M + 0.650%) due 01/15/2020 ~		1,000	1,005
3.298% (US0003M + 0.950%) due 07/15/2021 ~		1,500	1,515
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		100	99
4.350% due 04/20/2028		600	574
Bank of America Corp.
5.875% due 03/15/2028 •(i)		600	587
BAT Capital Corp.
2.945% due 08/14/2020 •		300	301
3.222% due 08/15/2024		400	379
4.390% due 08/15/2037		500	470
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		200	200
3.345% (US0003M + 1.010%) due 12/15/2023 ~		600	600
4.250% due 12/15/2025		800	806
4.375% due 12/15/2028		800	803

Campbell Soup Co.
3.300% due 03/15/2021		200	199
3.650% due 03/15/2023		300	295
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	198
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	998
4.464% due 07/23/2022		1,400	1,417
4.908% due 07/23/2025		860	870
Cimarex Energy Co.
4.375% due 06/01/2024		600	605
CIT Group, Inc.
6.125% due 03/09/2028		300	309
Citigroup, Inc.
2.876% due 07/24/2023 •		100	97
3.142% due 01/24/2023 •		100	98
Compass Bank
2.750% due 09/29/2019		900	895
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		200	201
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «		308	313
Continental Resources, Inc.
4.375% due 01/15/2028		200	199
CVS Pass-Through Trust
7.507% due 01/10/2032		1,969	2,311
Dell International LLC
4.420% due 06/15/2021		200	203
Discover Bank
3.350% due 02/06/2023		300	293
Discovery Communications LLC
2.200% due 09/20/2019		300	297
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		600	600
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		800	800
EMC Corp.
2.650% due 06/01/2020		400	389
EMD Finance LLC
2.400% due 03/19/2020		300	296
Emera U.S. Finance LP
2.700% due 06/15/2021		300	292
Enable Midstream Partners LP
4.950% due 05/15/2028		300	292
EQT Corp.
2.500% due 10/01/2020		200	196
3.000% due 10/01/2022		500	482
3.107% (US0003M + 0.770%) due 10/01/2020 ~		600	601
EQT Midstream Partners LP
4.125% due 12/01/2026		1,700	1,569
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		200	201
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	344
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	234
1.700% due 06/30/2022	GBP	200	262
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$600	596
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~		100	100
3.363% (US0003M + 1.010%) due 10/17/2023 ~		100	101
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		200	201
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		200	193
4.223% due 05/01/2029 •		1,200	1,184
International Lease Finance Corp.
8.250% due 12/15/2020		600	662
JPMorgan Chase Bank N.A.
2.702% (US0003M + 0.340%) due 04/26/2021 ~		1,100	1,101
3.086% due 04/26/2021 •		1,000	998
Kilroy Realty LP
3.450% due 12/15/2024		100	96
Kimco Realty Corp.
3.300% due 02/01/2025		500	474
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~		700	701
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		500	502
Mid-America Apartments LP
4.200% due 06/15/2028		500	499
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~		700	702
3.737% due 04/24/2024 •		700	696

MPLX LP
4.000% due 03/15/2028	200	191
National Rural Utilities Cooperative Finance Corp.
2.900% due 03/15/2021	200	199
Navient Corp.
5.500% due 01/15/2019	200	202
8.000% due 03/25/2020	2,000	2,115
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	1,000	1,002
Nissan Motor Acceptance Corp.
3.026% due 09/28/2022 •	1,000	1,002
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	1,200	1,188
Reynolds American, Inc.
8.125% due 06/23/2019	1,400	1,468
Rio Oil Finance Trust
9.250% due 07/06/2024	1,192	1,281
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	200	201
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	200	201
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	975	966
4.738% due 09/20/2029	200	199
Tagua Leasing LLC
1.581% due 11/16/2024	4,025	3,843
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •	400	401
UIL Holdings Corp.
4.625% due 10/01/2020	3,700	3,790
Verizon Communications, Inc.
3.376% due 02/15/2025	996	958
3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,300	1,300
4.329% due 09/21/2028	397	394
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,600	1,587
Wells Fargo & Co.
2.625% due 07/22/2022	300	289
3.469% (US0003M + 1.110%) due 01/24/2023 ~	1,300	1,320
WestRock Co.
3.750% due 03/15/2025	200	197
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,326	2,285

		68,933

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	398	391

MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	2,500	155

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
3.212% due 01/25/2035 ~	109	111
5.477% due 11/25/2037 ^~	438	381
Banc of America Funding Trust
2.294% due 04/20/2047 ^•	163	148
2.301% due 04/25/2037 ^•	113	94
3.909% due 05/25/2035 ~	191	201
6.000% due 07/25/2037 ^	278	265
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	145	138
BCAP LLC Trust
2.301% due 05/25/2047 •	484	449
Bear Stearns Adjustable Rate Mortgage Trust
3.661% due 08/25/2035 ~	50	44
3.670% due 02/25/2036 •	78	75
3.832% due 02/25/2034 ~	15	16
3.898% due 04/25/2034 ~	166	167
Bear Stearns ALT-A Trust
3.777% due 09/25/2035 ^~	434	316
3.781% due 05/25/2035 ~	174	176
3.791% due 09/25/2035 ~	84	69
Chase Mortgage Finance Trust
3.428% due 07/25/2037 ~	56	50
3.557% due 03/25/2037 ^~	359	340
Citigroup Mortgage Loan Trust
3.559% due 04/25/2037 ^~	280	244
Citigroup Mortgage Loan Trust, Inc.
3.853% due 05/25/2035 ~	96	97

Countrywide Alternative Loan Trust
2.294% due 07/20/2046 ^•	147	109
3.726% due 06/25/2037 ~	391	337
5.500% due 10/25/2035 ^	37	34
5.500% due 02/25/2036 ^	63	56
6.000% due 01/25/2037 ^	560	540
6.000% due 02/25/2037 ^	719	487
6.000% due 05/25/2037 ^	597	449
6.250% due 12/25/2036 ^•	587	445
6.500% due 08/25/2037 ^	398	296
8.000% due 10/25/2036 ^	41	40
Countrywide Home Loan Mortgage Pass-Through Trust
2.841% due 03/25/2035 •	656	544
6.000% due 02/25/2037 ^	243	215
6.250% due 09/25/2036 ^	368	296
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •	250	242
Credit Suisse Mortgage Capital Certificates
4.016% due 08/28/2036 ~	33	33
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	402	390
GreenPoint Mortgage Funding Trust
2.251% due 02/25/2037 ^•	56	55
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	20	20
GSR Mortgage Loan Trust
3.699% due 05/25/2037 ^~	28	25
HarborView Mortgage Loan Trust
4.054% due 07/19/2035 ^~	20	18
4.075% due 02/25/2036 ^~	54	40
Impac Secured Assets CMN Owner Trust
4.012% due 07/25/2035 ~	144	120
Impac Secured Assets Trust
2.261% due 01/25/2037 •	346	333
IndyMac Mortgage Loan Trust
2.571% due 07/25/2035 •	13	13
3.658% due 12/25/2034 ~	8	8
3.905% due 06/25/2036 ~	325	310
JPMorgan Alternative Loan Trust
3.262% due 12/25/2036 ~	104	115
3.941% due 05/25/2037 ^~	474	431
JPMorgan Mortgage Trust
3.634% due 10/25/2035 ^~	435	408
3.977% due 02/25/2035 ~	10	10
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	254	254
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	49	47
2.341% due 11/25/2035 •	2	2
2.982% due 10/25/2035 •	4	4
3.612% due 03/25/2036 ^~	143	111
Morgan Stanley Mortgage Loan Trust
2.991% due 02/25/2036 ^•	55	52
3.671% due 05/25/2036 ^~	226	180
4.067% due 09/25/2035 ^~	222	159
Prime Mortgage Trust
2.591% due 02/25/2035 •	344	333
6.000% due 06/25/2036 ^	149	140
Residential Accredit Loans, Inc. Trust
2.191% due 05/25/2037 •	611	565
2.221% due 02/25/2037 •	516	501
2.231% due 01/25/2037 •	844	803
2.261% due 12/25/2036 •	377	323
2.281% due 07/25/2036 •	517	480
2.491% due 11/25/2036 ^•	374	261
5.000% due 09/25/2036 ^	99	90
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^	46	44
Structured Adjustable Rate Mortgage Loan Trust
2.411% due 10/25/2035 •	158	155
3.688% due 04/25/2036 ^~	249	222
Structured Asset Mortgage Investments Trust
2.291% due 05/25/2036 •	521	477
2.301% due 05/25/2036 •	51	46
Structured Asset Securities Corp. Mortgage Loan Trust
2.381% due 10/25/2036 •	493	442
Suntrust Adjustable Rate Mortgage Loan Trust
3.626% due 02/25/2037 ^~	399	346
Thornburg Mortgage Securities Trust
2.831% due 09/25/2044 •	53	53
WaMu Mortgage Pass-Through Certificates Trust
2.371% due 11/25/2045 •	137	129
2.871% due 10/25/2044 •	132	132
2.958% due 08/25/2042 •	9	9
3.208% due 12/25/2036 ^~	411	402
3.405% due 10/25/2036 ^~	708	651

Washington Mutual Mortgage Pass-Through Certificates Trust
2.251% due 02/25/2037 ^•		763	614
5.500% due 11/25/2035 ^		138	129
6.500% due 08/25/2035 ^		152	146
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~		28	29

			18,131

U.S. GOVERNMENT AGENCIES 21.8%
Fannie Mae
2.440% due 08/01/2022		444	435
2.491% (LIBOR01M + 0.400%) due 06/25/2036 ~		66	66
2.850% due 06/01/2022		558	554
3.000% due 01/01/2022 - 09/01/2042		911	909
3.500% due 01/01/2026 - 10/01/2040		19	19
4.000% due 01/01/2037 - 10/01/2041		69	70
4.500% due 05/01/2023 - 03/01/2044		573	599
5.000% due 08/01/2033 - 10/01/2041		249	266
5.500% due 01/01/2029 - 02/01/2041		249	269
6.000% due 06/01/2026 - 06/01/2040		695	761
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		58,200	57,896
4.000% due 08/01/2048		29,700	30,236
4.500% due 08/01/2048		2,000	2,079
Freddie Mac
1.398% due 01/15/2038 ~(a)		1,102	47
2.257% (LIBOR01M + 0.350%) due 01/15/2038 ~		1,102	1,101
Freddie Mac, TBA
3.000% due 07/01/2048		3,000	2,902

			98,209

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2022 (p)		2,473	2,423
0.500% due 01/15/2028 (l)		10,868	10,635
1.000% due 02/15/2048 (p)		1,727	1,787
1.375% due 02/15/2044 (p)		860	961
2.500% due 01/15/2029 (l)(n)(p)		15,054	17,702
3.875% due 04/15/2029 (p)		610	804
U.S. Treasury Notes
2.875% due 04/30/2025 (l)		9,000	9,034

			43,346

Total United States (Cost $257,264)			265,807

SHORT-TERM INSTRUMENTS 2.8%
COMMERCIAL PAPER 0.9%
Boston Scientific Corp.
2.545% due 08/13/2018		$500	498
Dominion Resources, Inc.
2.336% due 07/10/2018		1,100	1,099
Enterprise Products Operating LLC
2.357% due 07/06/2018		700	700
2.357% due 07/13/2018		400	400
Mondelez International, Inc.
2.275% due 07/12/2018		700	699
Thomson Reuters Corp.
2.438% due 07/10/2018		400	400
VW CR, Inc.
2.367% due 07/12/2018		300	300

			4,096

REPURCHASE AGREEMENTS (k) 0.2%			679

SHORT-TERM NOTES 0.6%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		700	700
Nigeria Open Market Operation Bills
15.432% due 10/25/2018 (g)	NGN	130,500	347
15.696% due 11/08/2018 (g)		78,500	209
15.703% due 10/25/2018 (g)		77,800	207
15.716% due 11/08/2018 (g)		105,200	280
15.737% due 11/08/2018 (g)		236,100	628
15.798% due 11/08/2018 (g)		77,800	207

			2,578

ARGENTINA TREASURY BILLS 0.4%
13.231% due 09/14/2018 - 10/12/2018 (e)(f)	ARS	930	31
2.357% due 07/13/2018 - 12/14/2018 (e)(f)		$1,800	1,779

			1,810

NIGERIA TREASURY BILLS 0.7%
13.450% due 10/04/2018 - 04/04/2019 (e)(f)	NGN	1,159,900	3,002

Total Short-Term Instruments (Cost $12,186)			12,165

Total Investments in Securities (Cost $567,517)			566,359

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short Asset Portfolio		185,306	1,854
PIMCO Short-Term Floating NAV Portfolio III		38,150	377

Total Short-Term Instruments (Cost $2,234)			2,231

Total Investments in Affiliates (Cost $2,234)			2,231

Total Investments 126.3% (Cost $569,751)			$568,590
Financial Derivative Instruments (m)(o) (0.5)% (Cost or Premiums, net $(1,631))			(2,469)
Other Assets and Liabilities, net (25.8)%			(115,986)

Net Assets 100.0%			$450,135

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$679	U.S. Treasury Notes 1.875% due 01/31/2022	$(696)	$679	$679

Total Repurchase Agreements						$(696)	$679	$679

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	2.170%	06/12/2018	07/12/2018		$(9,011)	$(9,022)
BPS	(0.450)	04/19/2018	07/19/2018	EUR	(335)	(391)
GRE	2.080	05/24/2018	07/06/2018		$(136)	(136)
	2.200	06/15/2018	07/05/2018		(2,608)	(2,610)
IND	0.650	05/02/2018	07/05/2018	GBP	(401)	(530)
	0.660	04/26/2018	07/26/2018		(4,333)	(5,726)
JPS	2.250	06/28/2018	07/02/2018		$(8,689)	(8,691)
RCY	2.000	05/18/2018	07/06/2018		(1,489)	(1,493)
	2.050	05/22/2018	07/09/2018		(2,303)	(2,309)

Total Reverse Repurchase Agreements						$(30,908)

(l)	Securities with an aggregate market value of $31,204 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(20,438) at a weighted average interest rate of 1.457%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$107.750	08/24/2018	67	$134	$1	$0
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	108.875	08/24/2018	1	2	0	0
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	109.000	08/24/2018	10	20	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	105.750	08/24/2018	14	14	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	93	93	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	73	73	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	111	111	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	180.000	08/24/2018	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	185.000	08/24/2018	15	15	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	117.000	08/24/2018	171	171	1	1

					$5	$1

Total Purchased Options					$5	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	28	$28	$(9)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	28	28	(6)	(9)

					$(15)	$(12)

Total Written Options					$(15)	$(12)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	601		$145,795	$(75)	$0	$(15)
90-Day Eurodollar March Futures	03/2019	880		213,928	(251)	0	0
90-Day Eurodollar September Futures	09/2018	46		11,218	(46)	0	0
Australia Government 3-Year Note September Futures	09/2018	17	AUD	1,401	6	1	0
Australia Government 10-Year Bond September Futures	09/2018	53		5,074	83	4	(6)
Call Options Strike @ EUR 113.200 on Euro-Schatz Bond September 2018 Futures	08/2018	100	EUR	1	0	0	(1)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	89		1	0	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	250		3	0	0	0
Euro-Bobl September Futures	09/2018	440		67,913	182	31	(20)
Euro-Bund 10-Year Bond September Futures	09/2018	6		1,139	11	2	0
Euro-Buxl 30-Year Bond September Futures	09/2018	3		623	15	6	0
Japan Government 10-Year Bond September Futures	09/2018	13	JPY	17,711	26	3	(2)
Put Options Strike @ EUR 125.000 on Euro-Bobl September 2018 Futures	08/2018	440	EUR	3	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	109		$12,384	20	0	(3)
U.S. Treasury 10-Year Note September Futures	09/2018	166		19,951	73	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	87		13,882	268	0	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	448	GBP	73,263	18	7	(15)

					$329	$54	$(67)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	601		$(145,773)	$(40)	$23	$0
90-Day Eurodollar March Futures	03/2020	880		(213,444)	118	33	0
90-Day Eurodollar September Futures	09/2019	46		(11,164)	70	1	0
Call Options Strike @ EUR 133.000 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	63	EUR	(12)	1	2	(1)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	34		(104)	(90)	0	(9)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	9		(23)	(19)	0	(2)
Canada Government 10-Year Bond September Futures	09/2018	14	CAD	(1,456)	(41)	12	0
Euro-Bono September Futures	09/2018	22	EUR	(3,734)	(9)	0	(11)
Euro-BTP Italy Government Bond September Futures	09/2018	89		(13,225)	56	0	(157)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	264		(47,645)	(426)	0	(210)
Euro-Schatz September Futures	09/2018	100		(13,089)	(11)	2	(1)
Put Options Strike @ EUR 131.250 on Euro-Bobl September 2018 Futures	08/2018	63		(9)	1	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	9		0	4	0	0
U.S. Treasury 2-Year Note September Futures	09/2018	78		$(16,523)	(9)	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	448	GBP	(73,071)	13	15	(7)
United Kingdom Long Gilt September Futures	09/2018	54		(8,770)	(119)	20	0

					$(501)	$111	$(398)

Total Futures Contracts					$(172)	$165	$(465)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.192%		$1,800	$(53)	$17	$(36)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.186	EUR	600	(17)	2	(15)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.227		300	(7)	0	(7)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.262		200	(4)	0	(4)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.166		1,200	(38)	8	(30)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.180		$2,000	(58)	18	(40)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.221		2,000	(59)	21	(38)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.225	EUR	900	(22)	1	(21)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.381		500	(8)	(1)	(9)	1	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$1,300	(36)	10	(26)	0	0

							$(302)	$76	$(226)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.540%		$2,200	$51	$(7)	$44	$0	$(1)
Daimler AG	1.000	Quarterly	12/20/2020	0.495	EUR	200	3	0	3	0	0
Marks & Spencer PLC	1.000	Quarterly	06/20/2023	1.435		300	(9)	2	(7)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.595		$300	5	(1)	4	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.758	EUR	1,400	(29)	62	33	0	(5)

							$21	$56	$77	$0	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	(1.000)%	Quarterly	12/20/2022		$7,275	$298	$(98)	$200	$1	$0
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		1,000	(76)	12	(64)	0	0
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		28,100	(626)	133	(493)	0	(13)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	31,400	(423)	(269)	(692)	0	(15)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		78,600	(2,130)	639	(1,491)	0	(36)

						$(2,957)	$417	$(2,540)	$1	$(64)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$1,000	$0	$(10)	$(10)	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,900	1	(34)	(33)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		900	0	(10)	(10)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,000	0	(12)	(12)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,000	0	(13)	(13)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		2,100	0	(28)	(28)	2	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	17,500	5	(25)	(20)	5	0
Pay (6)	3-Month CAD Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	38,600	(57)	71	14	0	(55)
Receive	3-Month CAD Bank Bill	2.200	Semi-Annual	06/16/2026		3,400	(179)	240	61	18	0
Receive	3-Month CAD Bank Bill	1.850	Semi-Annual	09/15/2027		6,700	182	114	296	39	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	75,800	84	92	176	36	0
Pay (6)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	4	0	0	(4)
Pay (6)	3-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	0	0	0	(1)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		$250,000	(206)	(845)	(1,051)	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		31,900	(104)	433	329	1	0
Pay (6)(7)	1-Month LIBOR + 0.117%	0.000	Quarterly	03/02/2020		18,200	0	2	2	3	0
receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		250,000	141	1,051	1,192	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		29,500	577	16	593	2	0
Pay (6)(7)	1-Month LIBOR + 0.084%	0.000	Quarterly	04/26/2022		26,900	0	(4)	(4)	1	0
Pay (7)	1-Month LIBOR + 0.084%	2.326	Quarterly	06/12/2022		5,700	0	6	6	1	0
Pay (7)	1-Month LIBOR + 0.085%	2.326	Quarterly	06/19/2022		21,600	2	18	20	2	0
Pay(6)(7)	1-Month LIBOR + 0.073%	0.000	Quarterly	04/27/2023		14,800	0	(3)	(3)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,900	141	(20)	121	2	0
Receive (6)	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(29)	(29)	5	0
Receive (6)	3-Month USD-LIBOR	2.986	Semi-Annual	05/31/2025		7,700	0	(24)	(24)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,100	361	(42)	319	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,600	1,533	(8)	1,525	21	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		7,100	(271)	605	334	12	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,400	385	(47)	338	5	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		4,300	(26)	57	31	8	0
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	141,200	(51)	87	36	1	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022		7,300	5	7	12	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		105,700	23	(189)	(166)	18	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	16,000	1	49	50	1	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	12/19/2020		4,000	(3)	14	11	4	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		24,100	(130)	377	247	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		9,700	(33)	94	61	0	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		28,400	450	604	1,054	44	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		21,700	367	302	669	36	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		3,100	65	(89)	(24)	0	(34)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	41,000	10	41	51	0	(4)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		32,100	47	72	119	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		41,000	114	(38)	76	1	0
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		10,100	(1)	44	43	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		32,100	(50)	(78)	(128)	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		7,500	(9)	(66)	(75)	4	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		2,200	16	(2)	14	3	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		100	(5)	1	(4)	0	0
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	3,440,000	(102)	27	(75)	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		2,880,000	(13)	(112)	(125)	0	(9)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		320,000	22	(31)	(9)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		290,000	11	(14)	(3)	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		60,000	1	(6)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		70,000	0	(7)	(7)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,286,000	(156)	(64)	(220)	0	(8)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		980,000	1,283	(273)	1,010	6	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		910,000	(2,243)	764	(1,479)	0	(7)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(49)	(68)	(117)	0	(2)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	8,800	(1)	(6)	(7)	3	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037		34,200	0	(139)	(139)	18	0

							$2,134	$2,856	$4,990	$331	$(136)

Total Swap Agreements							$(1,104)	$3,405	$2,301	$333	$(206)

(n)	Securities with an aggregate market value of $4,023 and cash of $4,550 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	AUD	200		$152	$4	$0
BOA	07/2018	ARS	8,499		306	12	0
	07/2018	JPY	70,000		665	33	0
	07/2018	KRW	787,858		725	17	0
	07/2018	NOK	26,515		3,253	0	(3)
	07/2018	PLN	8,319		2,222	1	0
	07/2018	TRY	15,302		3,282	0	(24)
	07/2018		$595	ARS	16,998	1	(12)
	07/2018		2,878	AUD	3,898	7	0
	07/2018		357	EUR	303	0	(3)
	07/2018		671	INR	45,863	0	(3)
	08/2018	AUD	3,898		$2,878	0	(7)
	08/2018		$1,848	BRL	7,083	0	(27)
	08/2018		1,821	CZK	38,201	0	(100)
	08/2018		223	ILS	792	0	(6)
	08/2018		8,828	RUB	548,849	0	(137)
	09/2018	SGD	6,280		$4,729	113	0
	10/2018		$2,226	PLN	8,318	0	(1)
BPS	07/2018	ARS	5,483		$204	17	0
	07/2018	CAD	180		137	0	0
	07/2018	JPY	1,308,500		12,048	229	0
	07/2018	KRW	59,827		54	0	0
	07/2018	PEN	11,069		3,388	20	0
	07/2018		$31	ARS	822	0	(3)
	07/2018		478	GBP	359	0	(4)
	07/2018		3,383	PEN	11,069	0	(14)
	07/2018		96	TRY	440	0	0
	07/2018		851	VND	19,472,625	0	(3)
	08/2018	RON	2,832		$717	9	0
	08/2018		$206	AUD	264	0	(11)
	08/2018		611	HUF	158,462	0	(48)
	08/2018		294	RON	1,141	0	(9)
	09/2018	CNH	1,750		$269	6	0
	09/2018	PEN	11,069		3,375	13	0
	09/2018	TWD	169,330		5,763	180	0
	09/2018		$392	INR	27,110	0	0
	09/2018		3,037	THB	96,953	0	(104)
	10/2018	KRW	142,861		$129	0	0
BRC	07/2018	ARS	6,720		244	16	0
	09/2018		$915	INR	63,254	0	(1)
CBK	07/2018	CAD	14,401		$11,062	108	0
	07/2018	DKK	82,027		13,667	810	0
	07/2018	GBP	15,156		20,139	137	0
	07/2018		$608	EUR	526	6	0
	07/2018		1,145	GBP	869	2	0
	07/2018		237	TRY	1,084	0	(3)
	08/2018	CZK	22,851		$1,044	14	0
	08/2018		$42	ARS	867	0	(14)
	08/2018		866	CAD	1,141	2	0
	08/2018		109	MXN	2,176	0	(1)
	08/2018		117	RUB	7,372	0	0
	09/2018		256	CNH	1,701	0	0
	09/2018		66	IDR	940,785	0	(1)
	11/2018	NGN	74,379		$196	0	(6)
	02/2019	EUR	1,591		2,014	123	0
	06/2019	GBP	494		662	0	(1)
DUB	07/2018	ARS	7,920		273	0	(1)
	07/2018	BRL	5,980		1,696	154	0
	07/2018	COP	490,860		180	13	0
	07/2018		$284	ARS	7,920	0	(10)
	07/2018		1,552	BRL	5,980	0	(9)
	07/2018		172	COP	492,068	0	(4)
	01/2019		1,258	EUR	1,000	0	(71)
	03/2019	BRL	2,013		$526	19	0
	03/2019		$448	MXN	9,611	17	0
	04/2019	SEK	1,874	EUR	182	3	0
FBF	07/2018	BRL	6,633		$1,740	29	0
	07/2018	COP	168,919		62	4	0
	07/2018	KRW	1,475,072		1,339	14	0
	07/2018		$1,720	BRL	6,633	0	(9)
	04/2019	EUR	356	SEK	3,651	0	(8)
GLM	07/2018	ARS	2,894		$101	3	0
	07/2018	CAD	684	AUD	708	3	0
	07/2018		302		$227	0	(3)
	07/2018	CLP	802,725		1,237	8	0
	07/2018	GBP	2,416		3,222	34	0
	07/2018	JPY	107,600		983	11	0
	07/2018	KRW	1,015,203		916	4	0
	07/2018	SEK	29,770		3,400	76	0
	07/2018		$2,122	BRL	8,137	0	(23)
	07/2018		1,061	CAD	1,395	0	0
	07/2018		6,224	EUR	5,322	2	(11)
	08/2018	BRL	8,137		$2,116	24	0
	08/2018	KRW	931,638		836	0	(1)
	08/2018	RON	2,037		513	4	0
	08/2018		$282	BRL	1,090	0	(2)
	09/2018	RON	3,015	EUR	641	0	0
	09/2018		$1,237	CLP	802,725	0	(8)
	09/2018		138	PHP	7,271	0	(3)
HUS	07/2018	ARS	4,295		$164	17	0
	07/2018	BRL	11,960		3,154	69	0
	07/2018	DKK	1,105		185	11	0
	07/2018	RUB	140,899		2,235	0	(6)
	07/2018		$3,153	BRL	11,960	0	(67)
	07/2018		10,796	CAD	14,364	130	0
	07/2018		628	EUR	538	0	0
	07/2018		2,204	RUB	140,899	38	0
	08/2018	CAD	14,364		$10,802	0	(130)
	08/2018	MXN	6,502		323	0	(2)
	08/2018		$87	ARS	1,800	0	(28)
	08/2018		5,213	RUB	327,625	6	(31)
	08/2018	ZAR	1,384		$107	7	0
	09/2018	IDR	26,811,811		1,867	15	0
	09/2018		$12,274	CNH	78,137	0	(529)
	09/2018		9,829	CNY	63,107	0	(352)
	09/2018		11,342	INR	781,945	0	(42)
	12/2018	EUR	1,321		$1,652	90	0
	12/2018		$1,144	AUD	1,440	0	(78)
	01/2019	EUR	1,043		$1,254	16	0
	02/2019		$604	AUD	760	0	(41)
	03/2019	BRL	675		$200	30	0
	03/2019		$200	MXN	3,939	0	(9)
	05/2019		1,151	EUR	953	0	(7)
JPM	07/2018	ARS	2,580		$97	9	0
	07/2018	AUD	2,077		1,564	27	0
	07/2018	BRL	8,137		2,183	84	0
	07/2018	CAD	1,398		1,048	0	(15)
	07/2018	EUR	774		907	4	0
	07/2018	GBP	2,871		3,801	17	(5)
	07/2018		$1,639	CAD	2,175	15	0
	07/2018		1,276	CLP	802,725	0	(47)
	07/2018		2,817	COP	8,056,718	0	(70)
	07/2018		2,194	NOK	18,185	39	0
	08/2018	MXN	32,696		$1,678	46	0
	08/2018	RUB	10,370		165	1	0
	08/2018		$1,818	ZAR	23,500	1	(113)
	09/2018	RON	236	EUR	50	0	0
	09/2018		$1,156	ARS	31,070	0	(147)
	10/2018	NGN	497,114		$1,323	0	(34)
	11/2018		296,016		785	0	(21)
MSB	07/2018	AUD	1,621		1,224	25	0
	07/2018	BRL	53,675		14,169	320	0
	07/2018	CAD	1,836		1,415	19	0
	07/2018	EUR	1,171		1,352	0	(16)
	07/2018		$14,606	BRL	53,675	0	(757)
	07/2018		2,448	PLN	8,318	0	(227)
	08/2018		14	ARS	296	0	(5)
	08/2018		10,867	BRL	41,062	0	(310)
	10/2018	NGN	73,455		$196	0	(5)
	06/2021		$32	EUR	25	0	0
NGF	07/2018	KRW	238,134		$215	1	0
	07/2018		$877	INR	59,987	0	(3)
	08/2018	KRW	268,281		$241	0	0
	09/2018		$967	INR	65,567	0	(19)
	09/2018		3,908	TWD	115,799	0	(90)
RBC	07/2018		636	JPY	70,000	0	(3)
RYL	08/2018		306	AUD	390	0	(17)
	08/2018		271	RUB	17,066	0	(1)
	04/2019	SEK	2,567	EUR	247	2	0
SCX	07/2018	GBP	107		$141	0	0
	07/2018		$12,715	DKK	81,128	1	0
	07/2018		1,022	NOK	8,330	1	0
	07/2018		20,364	SEK	181,335	0	(119)
	08/2018	NOK	8,330		$1,023	0	(1)
	08/2018	SEK	181,335		20,411	120	0
	08/2018		$295	AUD	379	0	(15)
	08/2018		7,407	TRY	33,084	0	(337)
	09/2018	CNH	826		$129	5	0
	09/2018	IDR	3,511,395		245	2	0
	09/2018		$6,450	KRW	6,932,642	0	(210)
	10/2018	DKK	81,128		$12,808	1	0
	10/2018	INR	49,098		709	3	0
	10/2018	NGN	54,938		147	0	(4)
	11/2018		99,085		263	0	(7)
	04/2019		666,549		1,755	0	(18)
SOG	07/2018	SEK	152,735		17,143	90	0
	08/2018		$16	ARS	333	0	(5)
	08/2018		766	ILS	2,764	0	(9)
	12/2018		758	EUR	602	0	(46)
SSB	07/2018	EUR	56,867		$65,844	0	(565)
	07/2018		$60,677	EUR	52,123	193	0
	08/2018	EUR	52,123		$60,811	0	(190)
	09/2018		$1,081	MYR	4,327	0	(11)
TOR	07/2018		12,889	JPY	1,416,100	0	(98)
	08/2018	JPY	1,416,100		$12,915	99	0
UAG	07/2018		$265	DKK	1,595	0	(15)
	07/2018		26,751	GBP	20,231	0	(51)
	07/2018		136	SEK	1,170	0	(6)
	08/2018	GBP	20,231		$26,788	52	0
	08/2018		$12,782	MXN	250,126	0	(296)
	08/2018	ZAR	1,385		$104	4	0
	09/2018		$1,357	HKD	10,627	0	(1)
	09/2018		842	PHP	44,727	0	(9)

Total Forward Foreign Currency Contracts						$3,912	$(5,949)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	1,952	$36	$11
CBK	Call - OTC USD versus CAD	CAD	1.370	08/17/2018		2,406	5	3
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		1,192	22	7
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		2,128	39	12
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	4,600	45	81
	Put - OTC EUR versus USD		1.140	05/24/2019	EUR	2,300	30	32
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		367	22	22
	Put - OTC EUR versus USD		1.291	06/24/2021		367	27	26
SCX	Put - OTC USD versus INR	INR	69.220	10/25/2018	$	1,285	18	15

							$244	$209

Total Purchased Options							$244	$209

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$		1,500	$(2)	$(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018			2,000	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018			1,000	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018			500	(1)	0
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	09/19/2018		EUR	10,500	(5)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	09/19/2018			10,500	(21)	(49)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	$		800	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018			900	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018			600	(1)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018			600	(1)	0

								$(36)	$(53)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,200.000	10/25/2018	$	1,285	$(5)	$(5)
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	1,405	(45)	(43)
	Call - OTC GBP versus USD		1.440	06/14/2019		1,419	(20)	(16)
	Put - OTC USD versus CAD	CAD	1.305	08/17/2018	$	1,604	(12)	(12)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	4,600	(60)	(3)
	Call - OTC EUR versus USD		1.270	05/24/2019	EUR	2,300	(32)	(23)

							$(174)	$(102)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	0

						$(179)	$0

Total Written Options						$(389)	$(155)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.175%		$200	$(7)	$1	$0	$(6)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.902	EUR	2,400	41	(53)	0	(12)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		$2,000	(72)	9	0	(63)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		1,500	(37)	2	0	(35)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		700	(13)	3	0	(10)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		700	(24)	2	0	(22)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		500	(12)	0	0	(12)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		1,200	(42)	4	0	(38)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		1,300	(25)	6	0	(19)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		1,700	(59)	5	0	(54)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		700	(17)	1	0	(16)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		900	(22)	1	0	(21)

								$(289)	$(19)	$0	$(308)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	1.061%		$4,200	$2	$(10)	$0	$(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		300	(3)	(2)	0	(5)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.884		100	(4)	5	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061		100	0	0	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		1,600	(21)	13	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		400	(4)	(2)	0	(6)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		2,900	(93)	80	0	(13)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683		100	(6)	(1)	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		1,700	(17)	9	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.215		600	(4)	(1)	0	(5)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		1,700	(56)	49	0	(7)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.836		400	(17)	5	0	(12)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	2.119		200	(13)	6	0	(7)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		3,600	(34)	(20)	0	(54)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.826	EUR	1,000	(5)	13	8	0

								$(275)	$144	$9	$(140)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	2,600	$136	$(89)	$47	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,500	$1,982	$9	$(142)	$0	$(133)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,500	1,182	(4)	(68)	0	(72)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	47	88	135	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	546	427	0	25	25	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	2	(25)	0	(23)

								$54	$(122)	$160	$(228)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	14,500	$0	$5	$5	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,000	0	(2)	0	(2)
BPS	Receive	3-Month KRW-KORIBOR	2.020	Quarterly	07/10/2027	KRW	5,138,500	0	68	68	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	59,000	0	20	20	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		12,700	0	(25)	0	(25)
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	1,454,800	0	22	22	0
	Receive	3-Month KRW-KORIBOR	1.928	Quarterly	08/02/2027		2,200,000	0	46	46	0
	Pay	6-Month THB-THBFIX	2.810	Semi- Annual	05/18/2037	THB	29,000	0	6	6	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	28,800	0	8	8	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		29,900	2	9	11	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		6,000	0	(9)	0	(9)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,400	0	(5)	0	(5)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,000	0	3	3	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,900	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		32,000	0	2	2	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		6,900	0	9	9	0

								$2	$156	$200	$(42)

Total Swap Agreements								$(372)	$70	$416	$(718)

(p)

Securities with an aggregate market value of $3,084 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,309	$0	$1,309
Belgium
Corporate Bonds & Notes	0	1,309	0	1,309
Brazil
Corporate Bonds & Notes	0	4,344	0	4,344
Canada
Corporate Bonds & Notes	0	2,532	0	2,532
Non-Agency Mortgage-Backed Securities	0	1,714	0	1,714
Sovereign Issues	0	9,703	0	9,703
Cayman Islands
Asset-Backed Securities	0	16,820	0	16,820
Corporate Bonds & Notes	0	2,995	0	2,995
China
Sovereign Issues	0	969	0	969
Colombia
Corporate Bonds & Notes	0	1,047	0	1,047
Czech Republic
Sovereign Issues	0	256	0	256
Denmark
Corporate Bonds & Notes	0	12,879	0	12,879
France
Corporate Bonds & Notes	0	7,316	0	7,316
Sovereign Issues	0	389	0	389
Germany
Corporate Bonds & Notes	0	3,446	0	3,446
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,878	0	1,878
Hong Kong
Corporate Bonds & Notes	0	2,093	0	2,093
Indonesia
Sovereign Issues	0	12,987	0	12,987
Ireland
Corporate Bonds & Notes	0	3,493	0	3,493
Israel
Sovereign Issues	0	520	0	520
Italy
Corporate Bonds & Notes	0	8,606	0	8,606
Non-Agency Mortgage-Backed Securities	0	2,162	0	2,162
Sovereign Issues	0	13,309	0	13,309
Japan
Corporate Bonds & Notes	0	4,293	0	4,293
Sovereign Issues	0	18,978	0	18,978
Kuwait
Sovereign Issues	0	7,120	0	7,120
Luxembourg
Corporate Bonds & Notes	0	5,474	0	5,474
Malaysia
Sovereign Issues	0	499	0	499
Mexico
Sovereign Issues	0	1,914	0	1,914
Netherlands
Corporate Bonds & Notes	0	7,998	0	7,998
Non-Agency Mortgage-Backed Securities	0	663	0	663
Norway
Corporate Bonds & Notes	0	1,570	0	1,570
Sovereign Issues	0	1,017	0	1,017
Peru
Sovereign Issues	0	3,945	0	3,945
Philippines
Sovereign Issues	0	402	0	402
Portugal
Corporate Bonds & Notes	0	771	0	771
Qatar
Sovereign Issues	0	6,434	0	6,434
Romania
Sovereign Issues	0	392	0	392
Saudi Arabia
Sovereign Issues	0	15,154	0	15,154
Singapore
Corporate Bonds & Notes	0	1,449	0	1,449
Sovereign Issues	0	1,076	0	1,076
Slovenia
Sovereign Issues	0	2,722	0	2,722
South Africa
Sovereign Issues	0	527	0	527
Spain
Corporate Bonds & Notes	0	192	0	192
Sovereign Issues	0	4,787	0	4,787
Sweden
Corporate Bonds & Notes	0	22,197	0	22,197
Switzerland
Corporate Bonds & Notes	0	7,917	0	7,917
United Arab Emirates
Sovereign Issues	0	4,005	0	4,005
United Kingdom
Corporate Bonds & Notes	0	34,507	0	34,507
Non-Agency Mortgage-Backed Securities	0	10,084	0	10,084
Sovereign Issues	0	10,224	0	10,224
United States
Asset-Backed Securities	0	36,642	0	36,642
Corporate Bonds & Notes	0	68,620	313	68,933
Loan Participations and Assignments	0	391	0	391
Municipal Bonds & Notes	0	155	0	155
Non-Agency Mortgage-Backed Securities	0	18,131	0	18,131
U.S. Government Agencies	0	98,209	0	98,209
U.S. Treasury Obligations	0	43,346	0	43,346
Short-Term Instruments
Commercial Paper	0	4,096	0	4,096
Repurchase Agreements	0	679	0	679
Short-Term Notes	0	2,578	0	2,578
Argentina Treasury Bills	0	1,810	0	1,810
Nigeria Treasury Bills	0	3,002	0	3,002
	$0	$566,046	$313	$566,359

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,231	$0	$0	$2,231

Total Investments	$2,231	$566,046	$313	$568,590

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	165	334	0	499
Over the counter	0	4,537	0	4,537
	$165	$4,871	$0	$5,036

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(465)	(218)	0	(683)
Over the counter	0	(6,822)	0	(6,822)

	$(465)	$(7,040)	$0	$(7,505)

Total Financial Derivative Instruments	$(300)	$(2,169)	$0	$(2,469)

Totals	$1,931	$563,877	$313	$566,121

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.8% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,000	$1,064
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	13,210	417
40.000% (ARPP7DRR) due 06/21/2020 ~		15,150	546

Total Argentina (Cost $2,816)			2,027

AUSTRALIA 0.6%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Four Trust
2.920% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	1,411	1,044

CORPORATE BONDS & NOTES 0.3%
Boral Finance Pty. Ltd.
3.000% due 11/01/2022		$400	386
Telstra Corp. Ltd.
4.800% due 10/12/2021		1,900	1,967
Woolworths Group Ltd.
4.550% due 04/12/2021		300	307

			2,660

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd.
3.410% due 01/25/2049 •	AUD	2,043	1,516
Swan Trust
3.310% due 04/25/2041 •		150	112

			1,628

Total Australia (Cost $5,607)			5,332

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
5.999% due 01/27/2028		$2,335	2,117
7.375% due 01/17/2027		2,700	2,704

Total Brazil (Cost $5,184)			4,821

CANADA 3.6%
CORPORATE BONDS & NOTES 1.0%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,800	1,742
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		900	901
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		600	600
3.041% (US0003M + 0.700%) due 06/15/2020 ~		600	602
3.700% due 07/15/2027		1,200	1,139
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,283
Royal Bank of Canada
2.300% due 03/22/2021		$1,700	1,668
Toronto-Dominion Bank
2.500% due 01/18/2023		1,300	1,273

			9,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.750% due 06/01/2020	CAD	421	321
1.950% due 07/01/2020		1,065	815
1.950% due 08/01/2020		454	347

			1,483

SOVEREIGN ISSUES 2.4%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		461	440
Province of Alberta
1.250% due 06/01/2020		2,400	1,796
2.350% due 06/01/2025		2,500	1,865
Province of British Columbia
2.300% due 06/18/2026		200	149
Province of Ontario
2.100% due 09/08/2018		700	533
2.450% due 06/29/2022		$500	488
2.600% due 06/02/2025	CAD	10,600	8,020
3.150% due 06/02/2022		3,300	2,578
3.500% due 06/02/2024		3,100	2,471
4.000% due 10/07/2019		$400	406
Province of Quebec
2.500% due 09/01/2026	CAD	1,700	1,272
2.750% due 08/25/2021		$300	298
4.250% due 12/01/2021	CAD	1,200	970

			21,286

Total Canada (Cost $34,065)			31,977

CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 2.8%
Cent CLO Ltd.
3.576% due 07/27/2026 •		$3,700	3,705
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		600	600
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)		2,300	2,300
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		1,597	1,591
3.573% due 01/17/2027 •		3,652	3,656
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		500	499
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		3,700	3,706
OCP CLO Ltd.
3.203% due 04/17/2027 •		1,400	1,398
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •		1,800	1,801
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •		1,451	1,453
Telos CLO Ltd.
3.623% due 01/17/2027 •		3,800	3,804
Venture CLO Ltd.
3.228% due 04/15/2027 •		400	399
WhiteHorse Ltd.
3.010% due 04/17/2027 •		500	499

			25,411

CORPORATE BONDS & NOTES 0.2%
KSA Sukuk Ltd.
2.894% due 04/20/2022		900	877
QNB Finance Ltd.
1.880% due 08/02/2018		1,000	999
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	284

			2,160

Total Cayman Islands (Cost $27,599)			27,571

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd.
3.113% (US0003M + 0.750%) due 11/08/2020 ~		$700	701

Total China (Cost $700)			701

CURACAO 0.0%
CORPORATE BONDS & NOTES 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	200	203

Total Curacao (Cost $214)			203

DENMARK 2.9%
CORPORATE BONDS & NOTES 2.9%
AP Moller - Maersk A/S
2.875% due 09/28/2020		$800	790
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,399	1,648
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		26,132	4,144
2.500% due 10/01/2037		1,832	305
2.500% due 10/01/2047		2	1
Nykredit Realkredit A/S
2.000% due 10/01/2047		34,838	5,522
2.000% due 10/01/2050		6,951	1,088
2.500% due 10/01/2037		9,361	1,558
2.500% due 10/01/2047		57	9
Realkredit Danmark A/S
2.000% due 10/01/2047		66,497	10,532
2.500% due 10/01/2037		4,911	817
2.500% due 07/01/2047		88	14

Total Denmark (Cost $24,643)			26,428

FRANCE 2.8%
CORPORATE BONDS & NOTES 1.4%
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		$1,000	1,010
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	1,600	1,922
1.875% due 03/28/2019		$2,600	2,585
1.875% due 09/15/2021		2,500	2,411
2.000% due 01/22/2021	EUR	1,200	1,481
2.250% due 02/18/2020		$700	693
2.375% due 09/20/2022		1,800	1,745
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		900	912

			12,759

SOVEREIGN ISSUES 1.4%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	6,800	8,819
3.250% due 05/25/2045 (k)		2,100	3,445

			12,264

Total France (Cost $23,117)			25,023

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$3,700	3,646
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		1,200	1,182
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	237
5.375% due 04/23/2024	NZD	1,400	1,061
5.500% due 03/29/2022	AUD	1,100	900

Total Germany (Cost $7,180)			7,026

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,000	988

Total Guernsey, Channel Islands (Cost $998)			988

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$600	600
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,195

Total Hong Kong (Cost $1,798)			1,795

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.7%
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% due 08/15/2027 •	EUR	3,400	3,974
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •		$2,100	2,102

			6,076

CORPORATE BONDS & NOTES 0.7%
AerCap Ireland Capital DAC
5.000% due 10/01/2021		600	619
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,696
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$400	408
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,200	1,182
2.400% due 09/23/2021		300	287
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		700	684

			5,876

SOVEREIGN ISSUES 0.1%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	800	1,249

Total Ireland (Cost $12,950)			13,201

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$800	774
4.125% due 01/17/2048		600	569

Total Israel (Cost $1,389)			1,343

ITALY 2.4%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,066
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		1,000	1,154
7.750% due 01/11/2027 •(h)(i)		1,400	1,767
Wind Tre SpA
3.125% due 01/20/2025		1,700	1,616

			7,603

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Berica ABS SRL
0.000% due 12/31/2055 •		37	43
Casa d’Este Finance SRL
0.029% due 09/15/2040 •		88	102
Claris Abs SRL
0.081% due 10/31/2060 •		380	443

			588

SOVEREIGN ISSUES 1.5%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		7,100	7,940
2.700% due 03/01/2047		100	104
2.800% due 03/01/2067		1,800	1,825
3.450% due 03/01/2048		1,600	1,880

Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,419

			13,168

Total Italy (Cost $23,251)			21,359

JAPAN 5.4%
CORPORATE BONDS & NOTES 1.0%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,200	1,151
2.362% due 05/28/2021		200	194
2.903% (US0003M + 0.540%) due 08/04/2020 ~		4,400	4,412
Japan Tobacco, Inc.
2.000% due 04/13/2021		600	580
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		300	303
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		345	341
NTT Finance Corp.
1.900% due 07/21/2021		900	864
ORIX Corp.
3.250% due 12/04/2024		300	287
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		900	928

			9,060

SOVEREIGN ISSUES 4.4%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		2,100	2,004
Japan Bank for International Cooperation
2.000% due 11/04/2021		2,200	2,125
2.375% due 07/21/2022		400	388
2.375% due 11/16/2022		900	871
2.500% due 06/01/2022		900	878
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,700	2,623
2.625% due 04/20/2022		2,000	1,952
Japan Government International Bond
1.700% due 09/20/2032	JPY	2,500,000	27,207
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,400	1,353

			39,401

Total Japan (Cost $47,126)			48,461

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$1,500	1,463
3.500% due 03/20/2027		4,900	4,779

Total Kuwait (Cost $6,350)			6,242

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,800	1,928

Total Lithuania (Cost $1,922)			1,928

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS
3.000% due 03/12/2020		$300	299
3.850% due 06/15/2024		700	688
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	572	625
European Financial Stability Facility
1.375% due 05/31/2047		700	784
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		700	828

Total Luxembourg (Cost $3,284)			3,224

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd.
2.641% (US0003M + 0.300%) due 09/22/2037 ~		$1,398	1,286

Total Multinational (Cost $990)			1,286

NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.3%
Jubilee CLO BV
0.479% due 12/15/2029 •	EUR	2,400	2,805

CORPORATE BONDS & NOTES 1.6%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	3,500	2,709
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(h)(i)	EUR	800	1,053
6.875% due 03/19/2020 (i)		1,200	1,556
ING Bank NV
2.625% due 12/05/2022		$3,400	3,327
4.125% due 11/21/2023 •		3,100	3,110
Mondelez International Holdings Netherlands BV
2.969% (US0003M + 0.610%) due 10/28/2019 ~		1,000	1,004
Mylan NV
3.150% due 06/15/2021		1,000	989
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	300	416
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018	CHF	400	404

			14,568

Total Netherlands (Cost $17,389)			17,373

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,900	1,853

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	858

Total Norway (Cost $2,822)			2,711

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	200	70

Total Portugal (Cost $225)			70

QATAR 1.1%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$600	623

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
3.875% due 04/23/2023		6,000	6,007
4.500% due 01/20/2022		300	308
4.500% due 04/23/2028		3,000	3,033

			9,348

Total Qatar (Cost $9,899)			9,971

SAUDI ARABIA 1.8%
SOVEREIGN ISSUES 1.8%
Saudi Government International Bond
2.375% due 10/26/2021		$7,100	6,827
2.875% due 03/04/2023		1,700	1,638

3.250% due 10/26/2026		500	469
3.625% due 03/04/2028		1,900	1,811
4.000% due 04/17/2025		3,200	3,189
4.500% due 04/17/2030		2,600	2,602

Total Saudi Arabia (Cost $16,854)			16,536

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	381
3.500% due 09/18/2027		400	368
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		1,100	1,104

Total Singapore (Cost $1,898)			1,853

SLOVENIA 1.3%
CORPORATE BONDS & NOTES 0.0%
Slovenska izvozna in razvojna banka DD
0.875% due 08/04/2018	EUR	300	351

SOVEREIGN ISSUES 1.3%
Slovenia Government International Bond
4.125% due 02/18/2019		$9,400	9,476
5.250% due 02/18/2024		2,210	2,406

			11,882

Total Slovenia (Cost $12,126)			12,233

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$700	681

Total South Korea (Cost $689)			681

SPAIN 3.1%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	600	730

SOVEREIGN ISSUES 3.0%
Autonomous Community of Andalusia
4.850% due 03/17/2020		800	1,012
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	372
4.900% due 09/15/2021		1,800	2,285
4.950% due 02/11/2020		1,750	2,163
Autonomous Community of Madrid
4.688% due 03/12/2020		900	1,136
Spain Government International Bond
1.450% due 10/31/2027		14,900	17,710
2.150% due 10/31/2025		500	635
2.900% due 10/31/2046		1,400	1,785

			27,098

Total Spain (Cost $27,449)			27,828

SWEDEN 4.3%
CORPORATE BONDS & NOTES 4.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	40,300	4,626
2.250% due 09/21/2022		24,500	2,938
Nordea Hypotek AB
1.000% due 04/08/2022		60,300	6,910
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		17,500	2,042
Stadshypotek AB
1.500% due 12/15/2021		49,000	5,717
2.500% due 09/18/2019		4,000	463
4.500% due 09/21/2022		55,000	7,189
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	2,889
2.000% due 06/17/2026		13,000	1,532

Swedbank Hypotek AB
1.000% due 09/15/2021		7,500	861
1.000% due 06/15/2022		29,700	3,400

Total Sweden (Cost $38,517)			38,567

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$3,000	3,198
UBS AG
2.200% due 06/08/2020		1,600	1,568
2.780% (US0003M + 0.480%) due 12/01/2020 ~		1,300	1,301
2.901% due 06/08/2020 •		2,400	2,408
7.625% due 08/17/2022 (i)		1,300	1,438

			9,913

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	448

Total Switzerland (Cost $10,349)			10,361

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$900	884

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		1,700	1,631
3.125% due 10/11/2027		1,500	1,399

			3,030

Total United Arab Emirates (Cost $4,082)			3,914

UNITED KINGDOM 7.8%
CORPORATE BONDS & NOTES 4.8%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$6,100	6,578
Barclays PLC
3.650% due 03/16/2025		1,900	1,784
6.500% due 09/15/2019 •(h)(i)	EUR	600	723
7.000% due 09/15/2019 •(h)(i)	GBP	400	540
7.875% due 09/15/2022 •(h)(i)		200	281
8.000% due 12/15/2020 •(h)(i)	EUR	500	648
8.250% due 12/15/2018 •(h)(i)		$1,600	1,628
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	700	1,003
Frontier Finance PLC
8.000% due 03/23/2022		2,600	3,431
HSBC Holdings PLC
6.250% due 03/23/2023 •(h)(i)		$500	491
6.500% due 03/23/2028 •(h)(i)		500	481
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	327
5.125% due 03/07/2025		1,600	2,562
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		2,814	3,792
7.625% due 06/27/2023 •(h)(i)		300	434
7.875% due 06/27/2029 •(h)(i)		600	922
Nationwide Building Society
3.766% due 03/08/2024 •		$800	784
10.250% ~(h)	GBP	3	553
RAC Bond Co. PLC
4.870% due 05/06/2046		600	825
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~		$700	699
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •		1,900	1,842
3.813% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,011
Santander UK Group Holdings PLC
2.875% due 08/05/2021		1,600	1,552
4.750% due 09/15/2025		1,300	1,272
6.750% due 06/24/2024 •(h)(i)	GBP	1,400	1,913
7.375% due 06/24/2022 •(h)(i)		800	1,101
Tesco PLC
5.125% due 04/10/2047	EUR	600	879
6.125% due 02/24/2022	GBP	175	263

Tesco Property Finance PLC
5.411% due 07/13/2044	583	872
7.623% due 07/13/2039	268	475
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	700	904
Virgin Money PLC
2.250% due 04/21/2020	1,100	1,464

		43,034

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Eurohome UK Mortgages PLC
0.781% due 06/15/2044 •	1,547	1,996
Eurosail PLC
0.785% due 06/10/2044 •	68	88
1.577% due 06/13/2045 •	1,298	1,710
Newgate Funding PLC
1.631% due 12/15/2050 •	557	729
1.881% due 12/15/2050 •	278	362
Resloc UK PLC
0.791% due 12/15/2043 •	1,640	2,083
Ripon Mortgages PLC
1.423% due 08/20/2056 •	2,765	3,668
Stanlington PLC
1.629% due 06/12/2046 •	3,278	4,361
Thrones PLC
1.490% due 11/15/2049 •	426	564
Towd Point Mortgage Funding PLC
1.823% due 02/20/2054 •	2,250	2,989
Twin Bridges PLC
1.407% due 09/12/2044 •	826	1,091
Uropa Securities PLC
0.825% due 06/10/2059 •	359	461
0.975% due 06/10/2059 •	83	105
1.175% due 06/10/2059 •	65	82
1.375% due 06/10/2059 •	69	86

		20,375

SOVEREIGN ISSUES 0.7%
United Kingdom Gilt
1.500% due 07/22/2047	200	250
4.250% due 12/07/2040 (k)	3,000	5,809
4.750% due 12/07/2038 (k)	300	604

		6,663

Total United Kingdom (Cost $70,194)		70,072

UNITED STATES 44.1%
ASSET-BACKED SECURITIES 5.4%
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •	$5	5
Amresco Residential Securities Corp. Mortgage Loan Trust
3.031% due 06/25/2029 •	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.451% due 10/25/2035 •	818	821
2.471% due 02/25/2036 •	1,410	1,113
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033	1,238	1,239
Bear Stearns Asset-Backed Securities Trust
2.751% due 10/25/2032 •	1	1
Citigroup Mortgage Loan Trust
2.251% due 12/25/2036 •	636	421
2.271% due 01/25/2037 •	2,801	2,022
2.351% due 03/25/2036 •	1,679	1,451
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•	993	931
2.231% due 06/25/2037 •	832	791
2.231% due 06/25/2047 ^•	869	803
2.281% due 06/25/2047 •	1,252	1,238
2.291% due 06/25/2037 ^•	2,291	2,069
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	5	4
EMC Mortgage Loan Trust
2.991% due 05/25/2043 •	176	175
First Franklin Mortgage Loan Trust
3.036% due 03/25/2035 •	1,500	1,492
GSAMP Trust
2.331% due 09/25/2036 •	4,168	2,123
2.351% due 02/25/2046 •	106	102
2.961% due 11/25/2034 •	573	573
Home Equity Asset Trust
2.276% due 07/25/2037 •	302	303

Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		122	65
MASTR Asset-Backed Securities Trust
2.331% due 06/25/2036 •		4,514	2,674
2.591% due 10/25/2035 ^•		1,289	1,205
MASTR Specialized Loan Trust
2.461% due 01/25/2037 •		1,301	792
Merrill Lynch Mortgage Investors Trust
2.811% due 05/25/2036 •		54	53
Morgan Stanley ABS Capital, Inc. Trust
2.216% due 07/25/2036 •		275	240
2.221% due 01/25/2037 •		2,377	1,424
2.231% due 05/25/2037 •		2,299	1,802
2.331% due 06/25/2036 •		2,141	1,507
Morgan Stanley Home Equity Loan Trust
2.321% due 04/25/2037 •		1,801	1,238
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		2,151	1,009
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.381% due 03/25/2036 •		1,700	1,660
NovaStar Mortgage Funding Trust
2.221% due 03/25/2037 •		1,608	1,244
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033 •		12	12
5.294% due 01/25/2037		553	303
5.731% due 11/25/2036		2,040	1,217
Residential Asset Mortgage Products Trust
2.651% due 06/25/2032 •		4	4
Residential Asset Securities Corp. Trust
2.341% due 11/25/2036 •		5,567	4,809
2.886% due 01/25/2035 •		119	120
Soundview Home Loan Trust
2.371% due 05/25/2036 •		1,000	959
3.041% due 10/25/2037 •		2,233	1,934
Specialty Underwriting & Residential Finance Trust
2.110% due 06/25/2037 •		492	325
2.841% due 06/25/2036 •		342	344
Structured Asset Investment Loan Trust
2.264% due 07/25/2036 •		1,591	1,121
2.771% due 01/25/2033 •		1,315	1,310
2.991% due 09/25/2034 •		290	290
Structured Asset Securities Corp.
2.841% due 02/25/2035 •		3,410	3,284
Terwin Mortgage Trust
3.031% due 11/25/2033 •		43	42
Upstart Securitization Trust
3.015% due 08/20/2025		490	490

			49,162

CORPORATE BONDS & NOTES 10.2%
AbbVie, Inc.
3.200% due 11/06/2022		600	591
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
4.750% due 09/10/2018		400	401
8.000% due 03/15/2020		100	107
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		600	601
American International Group, Inc.
3.900% due 04/01/2026		1,000	968
American Tower Corp.
2.250% due 01/15/2022		800	765
2.800% due 06/01/2020		400	397
Andeavor Logistics LP
5.500% due 10/15/2019		2,200	2,258
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		1,100	1,092
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,700	1,998
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$700	703
3.298% (US0003M + 0.950%) due 07/15/2021 ~		1,500	1,515
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		500	485
Bank of America Corp.
5.875% due 03/15/2028 •(h)		1,200	1,175
BAT Capital Corp.
2.945% due 08/14/2020 •		1,500	1,505
3.222% due 08/15/2024		800	759
4.390% due 08/15/2037		800	752
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		500	501
3.345% (US0003M + 1.010%) due 12/15/2023 ~		800	801
4.250% due 12/15/2025		400	403
4.375% due 12/15/2028		400	401

BellSouth Corp.
4.333% due 04/26/2021		1,200	1,213
Campbell Soup Co.
2.835% (US0003M + 0.500%) due 03/16/2020 ~		200	199
3.300% due 03/15/2021		300	299
3.650% due 03/15/2023		600	590
Cardinal Health, Inc.
1.948% due 06/14/2019		900	893
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		300	298
Charter Communications Operating LLC
3.750% due 02/15/2028		3,600	3,266
6.384% due 10/23/2035		500	524
CIT Group, Inc.
3.875% due 02/19/2019		350	351
Citigroup, Inc.
2.050% due 06/07/2019		600	595
3.249% (US0003M + 0.930%) due 06/07/2019 ~		2,500	2,516
CNH Industrial Capital LLC
4.375% due 11/06/2020		900	916
Conagra Brands, Inc.
2.831% (US0003M + 0.500%) due 10/09/2020 ~		800	796
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		200	201
Continental Resources, Inc.
4.375% due 01/15/2028		400	397
Crown Castle International Corp.
3.400% due 02/15/2021		1,100	1,099
CVS Health Corp.
3.350% due 03/09/2021		400	400
3.700% due 03/09/2023		500	495
4.100% due 03/25/2025		300	299
4.300% due 03/25/2028		600	593
4.780% due 03/25/2038		100	99
5.050% due 03/25/2048		100	101
D.R. Horton, Inc.
4.375% due 09/15/2022		400	409
Daimler Finance North America LLC
2.375% due 08/01/2018		2,300	2,299
Dell International LLC
4.420% due 06/15/2021		900	913
Delta Air Lines, Inc.
2.875% due 03/13/2020		500	497
Discovery Communications LLC
2.800% due 06/15/2020		200	198
3.035% (US0003M + 0.710%) due 09/20/2019 ~		400	402
5.625% due 08/15/2019		400	411
DISH DBS Corp.
7.875% due 09/01/2019		300	312
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		700	700
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		900	900
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~		1,500	1,501
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		400	401
Equinix, Inc.
2.875% due 03/15/2024	EUR	600	689
Ford Motor Credit Co. LLC
2.681% due 01/09/2020		$1,800	1,784
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~		500	503
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~		200	200
3.200% due 04/16/2021		100	100
3.363% (US0003M + 1.010%) due 10/17/2023 ~		200	202
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		100	101
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~		1,200	1,201
HCA, Inc.
3.750% due 03/15/2019		600	604
6.500% due 02/15/2020		200	209
International Lease Finance Corp.
6.250% due 05/15/2019		1,300	1,333
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		1,600	1,597
Kansas City Southern
2.350% due 05/15/2020		200	196
Kilroy Realty LP
3.450% due 12/15/2024		200	192
Kinder Morgan, Inc.
5.000% due 02/15/2021		900	932
Komatsu Finance America, Inc.
2.437% due 09/11/2022		900	865

Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~	1,200	1,202
Martin Marietta Materials, Inc.
2.825% (US0003M + 0.500%) due 12/20/2019 ~	400	401
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	500	502
MGM Resorts International
6.750% due 10/01/2020	300	315
Mid-America Apartments LP
4.200% due 06/15/2028	1,000	998
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~	1,500	1,503
Navient Corp.
4.875% due 06/17/2019	200	201
5.000% due 10/26/2020	300	300
8.000% due 03/25/2020	150	159
Newell Brands, Inc.
2.875% due 12/01/2019	800	797
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	2,200	2,205
Northwell Healthcare, Inc.
4.260% due 11/01/2047	800	768
ONEOK, Inc.
4.550% due 07/15/2028 (b)	200	202
Protective Life Global Funding
2.262% due 04/08/2020	3,800	3,740
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,000	975
S&P Global, Inc.
3.300% due 08/14/2020	200	200
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	300	314
6.250% due 03/15/2022	400	431
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	800	801
Southern Co.
2.950% due 07/01/2023	1,500	1,448
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	100	94
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	300	302
Spirit AeroSystems, Inc.
3.118% (US0003M + 0.800%) due 06/15/2021 ~	100	100
3.950% due 06/15/2023	300	302
Springleaf Finance Corp.
5.250% due 12/15/2019	600	609
6.000% due 06/01/2020	900	927
8.250% due 12/15/2020	300	325
Sprint Capital Corp.
6.900% due 05/01/2019	1,550	1,585
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	488	483
4.738% due 09/20/2029	400	398
Tech Data Corp.
3.700% due 02/15/2022	600	587
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	1,300	1,300
Time Warner Cable LLC
5.000% due 02/01/2020	900	919
TTX Co.
2.600% due 06/15/2020	300	296
Verizon Communications, Inc.
2.625% due 08/15/2026	700	622
3.443% (US0003M + 1.100%) due 05/15/2025 ~	800	800
4.125% due 03/16/2027	800	790
4.329% due 09/21/2028	496	493
VMware, Inc.
2.950% due 08/21/2022	1,000	960
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,324	2,306
Wells Fargo & Co.
3.469% (US0003M + 1.110%) due 01/24/2023 ~	1,800	1,828
3.589% (US0003M + 1.230%) due 10/31/2023 ~	2,700	2,756
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,347	2,305

		92,618

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025	896	879
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025	1,274	1,274
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023	626	627

		2,780

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	800	989
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	246
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	399	501

		1,736

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	212	179
Banc of America Mortgage Trust
4.405% due 06/25/2035 ~	144	138
BCAP LLC Trust
2.204% due 01/26/2047 •	37	34
5.250% due 08/26/2037 ~	28	29
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~	6	5
3.739% due 09/25/2034 ~	85	86
3.778% due 10/25/2033 ~	7	7
3.951% due 05/25/2047 ^~	180	163
3.977% due 11/25/2034 ~	4	4
4.099% due 05/25/2034 ~	13	13
4.118% due 08/25/2033 ~	7	6
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	46	46
3.737% due 08/25/2036 ^~	144	99
3.781% due 05/25/2035 ~	12	12
3.882% due 11/25/2035 ^~	372	326
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	88	78
Chase Mortgage Finance Trust
3.428% due 07/25/2037 ~	94	84
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.241% due 01/25/2036 •	2,073	2,010
Citigroup Mortgage Loan Trust
3.712% due 09/25/2037 ^~	188	182
Citigroup Mortgage Loan Trust, Inc.
4.497% due 08/25/2035 ^~	1,368	1,226
Commercial Mortgage Trust
1.552% due 01/10/2046 ~(a)	3,284	171
Countrywide Alternative Loan Trust
2.294% due 07/20/2046 ^•	184	136
2.301% due 07/25/2046 ^•	1,816	1,644
2.371% due 02/25/2037 •	260	236
2.441% due 05/25/2037 ^•	132	76
2.536% due 11/25/2035 •	38	35
2.808% due 11/25/2047 ^•	1,032	874
3.076% due 11/25/2035 •	13	12
3.416% due 11/25/2035 ^~	194	176
3.695% due 02/25/2037 ^~	53	52
5.250% due 06/25/2035 ^	17	16
6.250% due 12/25/2036	3,320	2,400
6.250% due 08/25/2037 ^	28	24
6.500% due 06/25/2036 ^	61	47
Countrywide Home Loan Mortgage Pass-Through Trust
2.291% due 04/25/2046 •	319	293
2.851% due 09/25/2034 •	23	23
3.480% due 04/20/2035 ~	2	2
3.679% due 08/25/2034 ^~	5	4
3.730% due 08/25/2034 ^~	36	35
6.000% due 07/25/2036	1,785	1,550
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •	102	98
Credit Suisse First Boston Mortgage Securities Corp.
3.962% due 08/25/2033 ~	2	2
6.500% due 04/25/2033	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	178	93
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	900	7
0.904% due 11/10/2046 ~(a)	685	9
Deutsche ALT-A Securities, Inc.
2.231% due 07/25/2047 •	621	591
GreenPoint Mortgage Funding Trust
2.631% due 11/25/2045 •	9	8
GS Mortgage Securities Corp.
1.692% due 02/10/2046 ~(a)	2,517	139

GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)	1,840	129
GSR Mortgage Loan Trust
3.630% due 03/25/2033 •	6	6
3.641% due 06/25/2034 ~	15	15
3.776% due 01/25/2035 ~	26	26
HarborView Mortgage Loan Trust
2.408% due 12/19/2036 ^•	110	106
2.424% due 06/20/2035 •	24	24
Impac CMB Trust
2.811% due 10/25/2034 •	591	583
3.091% due 07/25/2033 •	5	5
IndyMac Mortgage Loan Trust
3.503% due 09/25/2035 ^~	78	73
JPMorgan Mortgage Trust
3.667% due 10/25/2035 ~	30	29
3.689% due 11/25/2033 ~	5	5
JPMorgan Resecuritization Trust
5.426% due 07/27/2037 ~	1,002	1,014
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	46	10
6.000% due 02/25/2036	867	696
Merrill Lynch Mortgage Investors Trust
3.595% due 02/25/2036 ~	125	126
3.596% due 02/25/2036 ~	49	50
3.908% due 02/25/2033 ~	11	11
4.398% due 05/25/2033 ~	19	19
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	242	167
OBX Trust
2.741% due 06/25/2057 •	2,029	2,036
Residential Accredit Loans, Inc. Trust
2.271% due 06/25/2046 •	351	155
3.058% due 08/25/2035 •	302	284
Residential Asset Securitization Trust
2.491% due 01/25/2046 ^•	62	32
5.750% due 02/25/2036	1,417	1,402
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
2.284% due 07/20/2036 •	295	284
2.434% due 07/20/2033 •	43	42
Structured Adjustable Rate Mortgage Loan Trust
3.726% due 08/25/2035 ~	167	167
3.756% due 02/25/2034 ~	9	9
3.763% due 09/25/2035 ~	267	241
3.915% due 04/25/2034 ~	18	18
Structured Asset Mortgage Investments Trust
2.301% due 05/25/2036 •	77	69
2.311% due 05/25/2036 •	184	168
2.311% due 09/25/2047 •	333	316
2.665% due 07/19/2034 •	9	9
Structured Asset Securities Corp. Mortgage Loan Trust
2.381% due 10/25/2036 •	956	857
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	236	130
Thornburg Mortgage Securities Trust
3.341% due 06/25/2037 ^•	156	145
3.490% due 09/25/2037 ~	41	42
3.970% due 06/25/2037 •	224	215
4.020% due 06/25/2047 ^•	126	116
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •	19	19
2.401% due 01/25/2045 •	29	29
2.671% due 07/25/2045 •	690	696
3.097% due 12/25/2036 ^~	661	633
3.398% due 12/25/2035 ~	340	342
3.462% due 09/25/2036 ~	317	314
4.099% due 06/25/2033 ~	6	6
Washington Mutual Mortgage Pass-Through Certificates Trust
2.498% due 07/25/2046 ^•	51	38
6.500% due 03/25/2036	2,514	1,853
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	104	98
6.000% due 06/25/2037 ^	286	290
Wells Fargo Mortgage-Backed Securities Trust
3.881% due 04/25/2036 ~	45	45
3.895% due 06/25/2035 ~	161	165
6.000% due 07/25/2036 ^	88	89
Wells Fargo-RBS Commercial Mortgage Trust
1.365% due 03/15/2045 ~(a)	4,890	217

		28,149

U.S. GOVERNMENT AGENCIES 17.5%
Fannie Mae
2.491% (LIBOR01M + 0.400%) due 06/25/2036	49	49
2.691% (LIBOR01M + 0.600%) due 11/25/2020	819	821
3.126% (US0012M + 1.376%) due 12/01/2034	31	32
3.583% (H15T1Y + 2.359%) due 11/01/2034	53	57
4.295% due 06/01/2021	2,967	3,063
6.000% due 04/25/2043 - 07/25/2044	118	130
6.500% due 11/25/2042	102	113
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	99,100	98,565
4.000% due 08/01/2048	28,200	28,709
Freddie Mac
1.130% due 11/25/2022 (a)	3,185	114
1.398% due 01/15/2038 (a)	812	35
2.257% (LIBOR01M + 0.350%) due 01/15/2038	812	811
2.664% (12MTA + 1.200%) due 10/25/2044	102	102
2.673% (LIBOR01M + 0.600%) due 12/15/2037	23	23
Freddie Mac, TBA
3.000% due 07/01/2048	10,000	9,675
3.500% due 07/01/2048	9,000	8,951
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2028 - 06/20/2030	22	23
2.685% (LIBOR01M + 0.600%) due 02/16/2030	12	12
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026	16	17
2.767% (US0001M + 0.850%) due 07/20/2066 - 11/20/2066	5,153	5,246
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2026	9	9
3.375% (H15T1Y + 1.500%) due 01/20/2030	6	6
6.000% due 08/20/2034	465	508
NCUA Guaranteed Notes
2.585% (LIBOR01M + 0.560%) due 12/08/2020	708	711
Small Business Administration
5.600% due 09/01/2028	202	214

		157,996

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
2.875% due 05/15/2043	300	294
3.125% due 02/15/2043	300	308
3.625% due 08/15/2043	300	334
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	443	435
0.125% due 04/15/2022 (m)	4,018	3,936
0.125% due 01/15/2023 (m)	5,319	5,201
0.375% due 07/15/2025	6,445	6,333
0.375% due 07/15/2027 (m)	3,790	3,688
0.500% due 01/15/2028	10,462	10,237
0.625% due 01/15/2026	105	105
0.750% due 02/15/2045	53	52
1.000% due 02/15/2048	5,182	5,361
1.375% due 01/15/2020	232	234
1.375% due 02/15/2044	1,505	1,682
1.750% due 01/15/2028 (m)	837	915
2.000% due 01/15/2026	379	415
2.375% due 01/15/2025	66	74
2.375% due 01/15/2027	373	424
2.500% due 01/15/2029	2,917	3,431
3.875% due 04/15/2029	2,286	3,016
U.S. Treasury Notes
1.125% due 06/30/2021	300	287
1.750% due 10/31/2020 (m)	800	785
1.875% due 08/31/2022 (o)	100	97
2.000% due 11/30/2020 (m)(o)	700	690
2.875% due 04/30/2025 (m)(o)	18,600	18,672

		67,006

Total United States (Cost $393,159)		399,447

SHORT-TERM INSTRUMENTS 16.6%
COMMERCIAL PAPER 1.6%
AT&T, Inc.
2.674% due 09/06/2018	$1,900	1,891
Entergy Corp.
2.705% due 09/07/2018	1,300	1,293
HP, Inc.
2.416% due 07/23/2018	1,400	1,398

McKesson Corp.
2.357% due 07/09/2018		2,150	2,149
Mondelez International, Inc.
2.475% due 08/15/2018		2,200	2,193
Qualcomm, Inc.
2.320% due 07/24/2018		1,400	1,398
Rockwell Collins, Inc.
2.337% due 07/02/2018		1,400	1,400
Thomson Reuters Corp.
2.438% due 08/01/2018		1,400	1,397
Virginia Electric & Power Co.
2.632% due 07/23/2018		1,600	1,598

			14,717

REPURCHASE AGREEMENTS (j) 0.2%
			2,242

SHORT-TERM NOTES 0.1%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		500	501
Letras del Banco Central de la Republica Argentina
40.700% due 07/18/2018 (f)	ARS	860	29

			530

ARGENTINA TREASURY BILLS 0.5%
23.717% due 09/14/2018 - 10/12/2018 (d)(e)		18,276	588
2.338% due 07/13/2018 - 12/14/2018 (d)(e)		$3,600	3,555

			4,143

JAPAN TREASURY BILLS 13.1%
(0.135)% due 07/02/2018 - 10/01/2018 (d)(e)	JPY	13,060,000	117,984

NIGERIA TREASURY BILLS 1.0%
14.235% due 11/22/2018 - 04/04/2019 (d)(e)	NGN	3,539,700	9,186

U.S. TREASURY BILLS 0.1%
1.958% due 10/04/2018 (e)(f)(m)(o)		$923	918

Total Short-Term Instruments (Cost $151,262)			149,720

Total Investments in Securities (Cost $988,097)			992,273

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short Asset Portfolio		3,296,867	32,988
PIMCO Short-Term Floating NAV Portfolio III		4,139,977	40,928

Total Short-Term Instruments (Cost $73,954)			73,916

Total Investments in Affiliates (Cost $73,954)			73,916

Total Investments 118.0% (Cost $1,062,051)			$1,066,189
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $(1,086))			1,151
Other Assets and Liabilities, net (18.1)%			(163,407)

Net Assets 100.0%			$903,933

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$2,242	U.S. Treasury Notes 1.875% due 02/28/2022	$(2,290)	$2,242	$2,242

Total Repurchase Agreements						$(2,290)	$2,242	$2,242

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.450)%	04/19/2018	07/19/2018	EUR	(10,563)	$(12,324)
IND	0.650	05/02/2018	07/05/2018	GBP	(4,803)	(6,345)

Total Reverse Repurchase Agreements						$(18,669)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(21,626) at a weighted average interest rate of 0.049%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Securities with an aggregate market value of $18,677 and cash of $250 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$105.750	08/24/2018	30	$30	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	208	208	2	1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	75	75	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	157	157	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	23	23	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.500	08/24/2018	4	4	0	0

Total Purchased Options					$4	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	58	$58	$(18)	$(5)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	58	58	(13)	(19)

Total Written Options					$(31)	$(24)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,185		$287,466	$(159)	$0	$(30)
90-Day Eurodollar March Futures	03/2019	2,323		564,721	(411)	0	0
90-Day Eurodollar September Futures	09/2018	95		23,167	(94)	0	0
Australia Government 3-Year Note September Futures	09/2018	164	AUD	13,514	54	7	0
Australia Government 10-Year Bond September Futures	09/2018	218		20,870	342	16	(25)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	204	EUR	2	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	203		2	0	0	0
Call Options Strike @ EUR 183.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	500		6	(1)	0	0
Euro-Bobl September Futures	09/2018	1,709		263,781	888	120	(80)
Euro-Buxl 30-Year Bond September Futures	09/2018	21		4,358	106	43	0
Euro-Schatz September Futures	09/2018	281		36,781	30	2	(6)
Put Options Strike @ EUR 124.000 on Euro-Bobl September 2018 Futures	08/2018	650		4	(1)	0	0
Put Options Strike @ EUR 125.000 on Euro-Bobl September 2018 Futures	08/2018	1,057		6	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	627		$71,238	103	0	(15)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	288		45,954	888	0	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	955	GBP	156,175	40	16	(31)

					$1,784	$204	$(205)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,185		$(287,422)	$(68)	$44	$0
90-Day Eurodollar March Futures	03/2020	2,323		(563,444)	105	87	0
90-Day Eurodollar September Futures	09/2019	95		(23,057)	144	2	0
Call Options Strike @ EUR 133.000 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	129	EUR	(24)	1	4	(3)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	123		(378)	(325)	0	(32)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	32		(81)	(68)	0	(7)
Euro-BTP Italy Government Bond September Futures	09/2018	204		(30,313)	(773)	0	(360)
Euro-Bund 10-Year Bond September Futures	09/2018	67		(12,718)	(47)	0	(19)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	805		(145,280)	(1,595)	0	(639)
Put Options Strike @ EUR 131.250 on Euro-Bobl September 2018 Futures	08/2018	129		(18)	3	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	32		0	14	0	0
U.S. Treasury 10-Year Note September Futures	09/2018	173		$(20,792)	(13)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	955	GBP	(155,765)	27	32	(16)
United Kingdom Long Gilt September Futures	09/2018	512		(83,153)	(781)	189	0

					$(3,376)	$359	$(1,076)

Total Futures Contracts					$(1,592)	$563	$(1,281)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.192%		$1,600	$(42)	$10	$(32)	$1	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.186	EUR	400	(13)	3	(10)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.227		300	(9)	2	(7)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.166		1,100	(35)	8	(27)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.180		$1,100	(30)	8	(22)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.221		1,600	(44)	13	(31)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.225	EUR	400	(12)	3	(9)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.381		300	(8)	3	(5)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$800	(22)	6	(16)	0	0

							$(215)	$56	$(159)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	400	$7	$(1)	$6	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.758		100	3	(1)	2	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.863		200	(1)	3	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.589		1,000	(33)	(12)	(45)	1	0

							$(24)	$(11)	$(35)	$1	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022		$26,700	$(525)	$57	$(468)	$0	$(13)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	24,400	(757)	294	(463)	0	(11)

						$(1,282)	$351	$(931)	$0	$(24)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$8,730	$(36)	$(205)	$(241)	$0	$(1)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	41,900	(845)	(804)	(1,649)	0	(5)

					$(881)	$(1,009)	$(1,890)	$0	$(6)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$2,000	$0	$(21)	$(21)	$2	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		5,900	2	(69)	(67)	4	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		1,900	0	(21)	(21)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		1,900	0	(23)	(23)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		1,900	0	(25)	(25)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		4,300	0	(57)	(57)	3	0
Pay	1-Year BRL-CDI	6.930	Maturity	01/02/2020	BRL	234,300	(314)	(681)	(995)	17	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		35,500	11	(51)	(40)	11	0
Pay (6)	3-Month CAD Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	52,700	(78)	97	19	0	(74)
Receive	3-Month CAD Bank Bill	2.200	Semi-Annual	06/16/2026		1,500	11	16	27	8	0
Receive	3-Month CAD Bank Bill	1.850	Semi-Annual	09/15/2027		26,500	1,162	17	1,179	153	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,600	(16)	2	(14)	3	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	109,900	121	134	255	52	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		$414,400	(341)	(1,400)	(1,741)	0	(10)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		38,300	(114)	509	395	1	0
Pay (6)(7)	1-Month LIBOR + 0.117%	0.000	Quarterly	03/02/2020		50,700	0	5	5	8	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		414,400	233	1,743	1,976	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		60,800	1,190	33	1,223	5	0
Pay (6)(7)	1-Month LIBOR + 0.084%	0.000	Quarterly	04/26/2022		48,300	0	(7)	(7)	2	0
Pay (7)	1-Month LIBOR + 0.084%	2.326	Quarterly	06/12/2022		9,100	0	10	10	1	0
Pay (7)	1-Month LIBOR + 0.070%	2.326	Quarterly	06/12/2022		6,900	0	11	11	0	0
Pay (7)	1-Month LIBOR + 0.085%	2.326	Quarterly	06/19/2022		34,300	3	29	32	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		43,100	311	837	1,148	23	0
Pay (6)(7)	1-Month LIBOR + 0.073%	0.000	Quarterly	04/27/2023		32,200	0	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		3,900	153	10	163	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		20,500	821	25	846	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		36,100	747	1,350	2,097	20	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		47,300	(1,752)	(46)	(1,798)	0	(46)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		36,600	(675)	2,399	1,724	60	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,800	866	(91)	775	13	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,500	(152)	170	18	5	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	353,800	73	(628)	(555)	59	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		11,100	32	(16)	16	3	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	67,900	(396)	1,092	696	0	(1)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		58,100	(198)	566	368	1	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		19,100	404	304	708	30	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		43,600	699	645	1,344	73	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		28,350	563	(786)	(223)	0	(318)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	75,300	(4)	98	94	0	(7)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		63,500	93	142	235	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		75,300	220	(80)	140	1	0
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		23,400	(2)	101	99	0	(7)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		63,500	(100)	(153)	(253)	2	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		5,800	(1)	(57)	(58)	4	0
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		13,100	(258)	175	(83)	0	(19)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,400	(53)	(43)	(96)	0	(2)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	950,000	(139)	7	(132)	0	(1)
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		7,020,000	(208)	54	(154)	7	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		2,950,000	54	(182)	(128)	0	(10)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	59	(82)	(23)	0	(3)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		6,120,000	(18)	(599)	(617)	0	(21)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,003,000	(295)	(91)	(386)	0	(14)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		430,000	(595)	(104)	(699)	0	(3)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		2,370,000	(598)	(428)	(1,026)	0	(18)
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	996,200	56	(441)	(385)	225	0
Pay	28-Day MXN-TIIE	7.908	Lunar	02/22/2028		21,100	18	(27)	(9)	8	0

							$1,595	$4,366	$5,961	$836	$(556)

Total Swap Agreements							$(807)	$3,753	$2,946	$838	$(587)

(m)	Securities with an aggregate market value of $19,965 and cash of $2,066 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	28,610		$1,029	$40	$0
	07/2018	AUD	7,459		5,506	0	(14)
	07/2018	GBP	8,656		11,558	134	0
	07/2018	JPY	140,000		1,330	65	0
	07/2018	KRW	1,087		1	0	0
	07/2018	NOK	81,645		10,017	0	(8)
	07/2018	TRY	46,136		9,895	0	(72)
	07/2018		$2,001	ARS	57,220	2	(39)
	07/2018		12,790	EUR	10,896	0	(66)
	08/2018		5,507	AUD	7,459	14	0
	08/2018		964	BRL	3,695	0	(14)
	08/2018		12,861	CAD	16,609	0	(218)
	08/2018		3,550	CZK	74,622	0	(187)
	08/2018		149	ZAR	1,877	0	(13)
	08/2018	ZAR	5,020		$380	16	0
	09/2018	SGD	22,807		17,175	408	0
BPS	07/2018	ARS	1,364		51	5	0
	07/2018	JPY	3,491,800		32,150	611	0
	07/2018	KRW	1,583,203		1,429	7	0
	07/2018		$114,921	EUR	98,772	425	0
	07/2018		966	GBP	726	0	(8)
	08/2018	CHF	1,083		$1,094	0	(3)
	08/2018	EUR	98,772		115,177	0	(419)
	08/2018		$405	AUD	519	0	(21)
	09/2018	TWD	507,901		$17,286	539	0
	09/2018		$1,477	INR	102,090	0	(2)
	10/2018	KRW	438,367		$394	0	(1)
BRC	07/2018	ARS	34,578		1,276	99	0
	07/2018	RUB	766,435		12,190	0	(5)
	08/2018		$12,133	RUB	766,435	4	0
	09/2018		1	INR	69	0	0
CBK	07/2018	ARS	717		$25	1	0
	07/2018	CAD	49,005		37,642	366	0
	07/2018	DKK	164,478		27,404	1,624	0
	07/2018	EUR	1,374		1,627	22	0
	07/2018	GBP	20,082		26,631	127	0
	07/2018	SEK	2,200		249	3	0
	07/2018		$2,329	GBP	1,768	5	0
	07/2018		68	MXN	1,374	1	0
	07/2018		531	SEK	4,565	0	(21)
	07/2018		1,151	TRY	5,270	0	(13)
	08/2018	AUD	753		$569	12	0
	08/2018	CZK	74,825		3,419	47	0
	08/2018	JPY	200,000		1,814	1	0
	08/2018	MXN	14,548		728	1	0
	08/2018		$107	ARS	2,210	0	(35)
	08/2018		2,656	CAD	3,498	7	0
	08/2018		2,035	MXN	41,368	32	(1)
	09/2018	JPY	970,000		$8,847	39	0
	10/2018		140,000		1,276	3	0
	02/2019	EUR	3,114		3,942	241	0
	06/2019	GBP	1,005		1,347	0	(2)
DUB	07/2018	ARS	29,171		1,007	1	(2)
	07/2018	BRL	4,680		1,328	120	0
	07/2018	COP	4,327,749		1,587	111	0
	07/2018		$1,026	ARS	28,610	0	(37)
	07/2018		1,215	BRL	4,680	0	(7)
	07/2018		1,650	COP	4,720,422	0	(41)
	01/2019		2,453	EUR	1,950	0	(138)
	03/2019	BRL	4,030		$1,053	38	0
	03/2019		$896	MXN	19,222	35	0
	04/2019	SEK	3,780	EUR	367	7	0
FBF	07/2018	KRW	2,396,836		$2,205	52	0
	08/2018		$1,171	CAD	1,507	0	(24)
GLM	07/2018	ARS	6,045		$211	6	0
	07/2018	CAD	1,369	AUD	1,416	7	0
	07/2018	KRW	2,965,811		$2,676	12	0
	07/2018	SEK	90,815		10,371	232	0
	07/2018		$5,607	AUD	7,459	0	(87)
	07/2018		1,839	BRL	7,052	0	(20)
	07/2018		3,285	COP	9,465,696	0	(58)
	07/2018		2,207	EUR	1,885	3	(9)
	07/2018		1,045	GBP	776	0	(21)
	08/2018	BRL	7,052		$1,834	21	0
	08/2018	CAD	135		103	0	0
	08/2018	MXN	16,110		799	0	(5)
	08/2018	NZD	1,662		1,155	30	0
	08/2018		$8,311	TRY	37,031	0	(397)
	08/2018		151	ZAR	2,056	0	(2)
	09/2018	KRW	1,318,008		$1,198	12	0
	09/2018	RON	18,979	EUR	4,030	0	(4)
	09/2018	TWD	16,682		$555	5	0
HUS	07/2018	ARS	10,659		407	42	0
	07/2018	BRL	9,360		2,469	54	0
	07/2018	DKK	2,110		352	22	0
	07/2018	KRW	2,240,625		2,029	16	0
	07/2018		$2,468	BRL	9,360	0	(53)
	07/2018		36,832	CAD	49,005	444	0
	07/2018		1,125	EUR	964	0	0
	07/2018		7,221	RUB	461,582	123	0
	08/2018	AUD	16,230		$12,080	68	0
	08/2018	CAD	54,286		40,926	54	(443)
	08/2018	MXN	108,265		5,524	133	(14)
	08/2018		$219	ARS	4,531	0	(71)
	08/2018		201	MXN	4,143	6	0
	08/2018		1,804	RUB	112,736	0	(18)
	08/2018		514	ZAR	7,179	7	0
	08/2018	ZAR	4,365		$337	20	0
	09/2018		$34,945	CNH	222,519	0	(1,496)
	12/2018	EUR	3,962		$4,957	270	0
	12/2018		$2,249	AUD	2,830	0	(153)
	01/2019	EUR	2,033		$2,444	30	0
	02/2019		$1,185	AUD	1,490	0	(80)
	03/2019	BRL	1,350		$400	60	0
	03/2019		$400	MXN	7,878	0	(19)
	05/2019		3,403	EUR	2,819	0	(21)
IND	08/2018	ZAR	5,951		$470	38	0
	09/2018	RON	8,757	EUR	1,860	0	(1)
JPM	07/2018	ARS	11,859		$441	37	0
	07/2018	BRL	7,052		1,892	73	0
	07/2018	COP	488,767		178	11	0
	07/2018	GBP	9,236		12,229	55	(15)
	07/2018		$1,651	CAD	2,170	0	0
	07/2018		74	MXN	1,487	1	0
	07/2018		8,934	NOK	74,065	160	0
	07/2018		1,794	PLN	6,126	0	(158)
	07/2018		4,772	RUB	304,853	79	0
	08/2018	CAD	200		$154	2	0
	08/2018	JPY	3,395,700		31,013	262	0
	08/2018	KRW	2,543,061		2,282	0	(3)
	08/2018	RUB	18,101		288	1	0
	08/2018		$290	MXN	5,744	0	(3)
	09/2018	JPY	7,230,000		$66,447	849	0
	09/2018		$2,848	ARS	76,557	0	(361)
	09/2018		2,019	INR	139,573	0	(2)
	11/2018	NGN	1,835,783		$4,885	0	(97)
	04/2019	EUR	704	SEK	7,221	0	(16)
MSB	07/2018	BRL	17,657		$4,658	102	0
	07/2018	EUR	3,877		4,476	0	(52)
	07/2018	PLN	6,029		1,774	164	0
	07/2018		$4,805	BRL	17,657	0	(249)
	08/2018	JPY	620,000		$5,621	3	0
	08/2018		$29	ARS	603	0	(9)
	08/2018		582	AUD	746	0	(29)
	08/2018		3,434	BRL	12,977	0	(98)
	06/2021		65	EUR	51	0	0
NGF	07/2018	ARS	299		$11	0	0
	07/2018	KRW	814,086		735	4	0
	07/2018		$4,338	INR	296,698	0	(16)
	08/2018	KRW	1,109,874		$997	0	0
	09/2018		$3,440	INR	235,209	0	(41)
RBC	08/2018	CAD	634		$477	0	(6)
	08/2018		$4,600	CAD	6,110	51	0
RYL	08/2018		602	AUD	767	0	(34)
	08/2018		108	ZAR	1,360	0	(10)
	09/2018	SGD	315		$235	3	0
	04/2019	SEK	5,008	EUR	482	4	0
SCX	07/2018		$188	COP	537,680	0	(5)
	07/2018		25,322	DKK	161,562	2	0
	07/2018		1,470	GBP	1,097	0	(23)
	07/2018		930	NOK	7,580	1	0
	07/2018		39,050	SEK	347,725	0	(228)
	08/2018	AUD	5,296		$4,003	84	0
	08/2018	NOK	7,580		931	0	(1)
	08/2018	SEK	347,725		39,140	231	0
	08/2018		$1,090	TRY	4,868	0	(50)
	09/2018	IDR	13,751,946		$959	9	0
	09/2018	KRW	803,753		748	24	0
	09/2018		$772	CNH	4,943	0	(29)
	10/2018	DKK	161,562		$25,506	2	0
	10/2018	INR	150,657		2,177	11	0
	11/2018	NGN	207,205		549	0	(13)
	04/2019		1,297,397		3,416	0	(35)
SOG	07/2018	SEK	259,275		29,100	153	0
	08/2018		$33	ARS	679	0	(10)
	08/2018		157	CAD	200	0	(4)
	12/2018		2,275	EUR	1,805	0	(139)
SSB	08/2018	CAD	211		$162	2	0
	08/2018		$5,112	JPY	557,600	0	(62)
TOR	07/2018		31,781		3,491,800	0	(243)
	08/2018	JPY	3,491,800		$31,846	245	0
UAG	07/2018	EUR	107,266		124,241	0	(1,024)
	07/2018	JPY	620,000		5,832	230	0
	07/2018		$697	DKK	4,200	0	(39)
	07/2018		46,878	GBP	35,453	0	(89)
	08/2018	CAD	4,284		$3,214	0	(47)
	08/2018	GBP	35,453		46,944	91	0
	08/2018		$20,237	MXN	396,000	0	(468)
	09/2018		1,104	IDR	15,729,223	0	(18)

Total Forward Foreign Currency Contracts						$9,926	$(8,109)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$2,730	$50	$15
CBK	Call - OTC USD versus CAD	CAD	1.370	08/17/2018		7,377	14	9
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		2,305	42	13
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		3,414	63	19
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	9,000	89	159
	Put - OTC EUR versus USD		1.140	05/24/2019	EUR	6,800	88	95
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		751	46	45
	Put - OTC EUR versus USD		1.291	06/24/2021		751	55	52
SCX	Put - OTC USD versus INR	INR	69.220	10/25/2018		$3,943	55	47

Total Purchased Options							$502	$454

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$3,300	$(4)	$(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		4,100	(4)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		2,200	(3)	(2)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,000	(2)	0
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	09/19/2018	EUR	21,100	(11)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	09/19/2018		21,100	(42)	(99)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		$1,200	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		1,500	(2)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,200	(2)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		1,300	(1)	(1)

							$(72)	$(107)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,200.000	10/25/2018		$3,943	$(16)	$(15)
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	2,858	(91)	(88)
	Call - OTC GBP versus USD		1.440	06/14/2019		2,870	(41)	(31)
	Put - OTC USD versus CAD	CAD	1.305	08/17/2018		$4,918	(38)	(38)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	9,000	(117)	(5)
	Call - OTC EUR versus USD		1.270	05/24/2019	EUR	6,800	(94)	(69)

							$(397)	$(246)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Total Written Options						$(475)	$(353)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.175%	$400	$(14)	$1	$0	$(13)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175	3,100	(111)	13	0	(98)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500	2,700	(67)	3	0	(64)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694	1,500	(29)	7	0	(22)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175	2,800	(97)	9	0	(88)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500	1,100	(26)	0	0	(26)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175	800	(28)	3	0	(25)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694	2,700	(52)	13	0	(39)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175	2,600	(91)	9	0	(82)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500	1,500	(37)	2	0	(35)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500	2,000	(48)	1	0	(47)

							$(600)	$61	$0	$(539)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	4,300	$3,409	$15	$(244)	$0	$(229)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		2,600	2,048	(6)	(119)	0	(125)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,400	1,708	(1)	120	119	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	980	766	3	(44)	0	(41)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	47	88	135	0

								$58	$(199)	$254	$(395)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	28,600	$0	$10	$10	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		6,000	0	(4)	0	(4)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		115,900	0	38	38	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		25,000	0	(48)	0	(48)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		62,400	0	7	7	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		13,200	0	25	25	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		56,600	0	17	17	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,800	5	16	21	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		11,900	0	(18)	0	(18)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	(9)	0	(9)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		19,800	0	7	7	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,200	0	(3)	0	(3)
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027	KRW	7,233,600	0	104	104	0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		20,070,100	258	(2)	256	0

								$263	$140	$485	$(82)

Total Swap Agreements								$(279)	$2	$739	$(1,016)

(o)

Securities with an aggregate market value of $923 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,027	$0	$2,027
Australia
Asset-Backed Securities	0	1,044	0	1,044
Corporate Bonds & Notes	0	2,660	0	2,660
Non-Agency Mortgage-Backed Securities	0	1,628	0	1,628
Brazil
Corporate Bonds & Notes	0	4,821	0	4,821
Canada
Corporate Bonds & Notes	0	9,208	0	9,208
Non-Agency Mortgage-Backed Securities	0	1,483	0	1,483
Sovereign Issues	0	21,286	0	21,286
Cayman Islands
Asset-Backed Securities	0	25,411	0	25,411
Corporate Bonds & Notes	0	2,160	0	2,160
China
Corporate Bonds & Notes	0	701	0	701
Curacao
Corporate Bonds & Notes	0	203	0	203
Denmark
Corporate Bonds & Notes	0	26,428	0	26,428
France
Corporate Bonds & Notes	0	12,759	0	12,759
Sovereign Issues	0	12,264	0	12,264
Germany
Corporate Bonds & Notes	0	7,026	0	7,026
Guernsey, Channel Islands
Corporate Bonds & Notes	0	988	0	988
Hong Kong
Corporate Bonds & Notes	0	1,795	0	1,795
Ireland
Asset-Backed Securities	0	6,076	0	6,076
Corporate Bonds & Notes	0	5,876	0	5,876
Sovereign Issues	0	1,249	0	1,249
Israel
Sovereign Issues	0	1,343	0	1,343
Italy
Corporate Bonds & Notes	0	7,603	0	7,603
Non-Agency Mortgage-Backed Securities	0	588	0	588
Sovereign Issues	0	13,168	0	13,168
Japan
Corporate Bonds & Notes	0	9,060	0	9,060
Sovereign Issues	0	39,401	0	39,401
Kuwait
Sovereign Issues	0	6,242	0	6,242
Lithuania
Sovereign Issues	0	1,928	0	1,928
Luxembourg
Corporate Bonds & Notes	0	3,224	0	3,224
Multinational
Corporate Bonds & Notes	0	1,286	0	1,286
Netherlands
Asset-Backed Securities	0	2,805	0	2,805
Corporate Bonds & Notes	0	14,568	0	14,568
Norway
Corporate Bonds & Notes	0	1,853	0	1,853
Sovereign Issues	0	858	0	858
Portugal
Corporate Bonds & Notes	0	70	0	70
Qatar
Corporate Bonds & Notes	0	623	0	623
Sovereign Issues	0	9,348	0	9,348
Saudi Arabia
Sovereign Issues	0	16,536	0	16,536
Singapore
Corporate Bonds & Notes	0	1,853	0	1,853
Slovenia
Corporate Bonds & Notes	0	351	0	351
Sovereign Issues	0	11,882	0	11,882
South Korea
Corporate Bonds & Notes	0	681	0	681
Spain
Corporate Bonds & Notes	0	730	0	730
Sovereign Issues	0	27,098	0	27,098
Sweden
Corporate Bonds & Notes	0	38,567	0	38,567
Switzerland
Corporate Bonds & Notes	0	9,913	0	9,913
Sovereign Issues	0	448	0	448
United Arab Emirates
Corporate Bonds & Notes	0	884	0	884
Sovereign Issues	0	3,030	0	3,030
United Kingdom
Corporate Bonds & Notes	0	43,034	0	43,034
Non-Agency Mortgage-Backed Securities	0	20,375	0	20,375
Sovereign Issues	0	6,663	0	6,663
United States
Asset-Backed Securities	0	49,162	0	49,162
Corporate Bonds & Notes	0	92,618	0	92,618
Loan Participations and Assignments	0	2,780	0	2,780
Municipal Bonds & Notes	0	1,736	0	1,736
Non-Agency Mortgage-Backed Securities	0	28,149	0	28,149
U.S. Government Agencies	0	157,996	0	157,996
U.S. Treasury Obligations	0	67,006	0	67,006
Short-Term Instruments
Commercial Paper	1,397	13,320	0	14,717
Repurchase Agreements	0	2,242	0	2,242
Short-Term Notes	0	530	0	530
Argentina Treasury Bills	0	4,143	0	4,143
Japan Treasury Bills	0	117,984	0	117,984
Nigeria Treasury Bills	0	9,186	0	9,186
U.S. Treasury Bills	0	918	0	918
	$1,397	$990,876	$0	$992,273

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73,916	$0	$0	$73,916

Total Investments	$75,313	$990,876	$0	$1,066,189

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	563	839	0	1,402
Over the counter	0	11,119	0	11,119
	$563	$11,958	$0	$12,521

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,281)	(611)	0	(1,892)
Over the counter	0	(9,478)	0	(9,478)

	$(1,281)	$(10,089)	$0	$(11,370)

Total Financial Derivative Instruments	$(718)	$1,869	$0	$1,151

Totals	$74,595	$992,745	$0	$1,067,340

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Opportunities Fund (Unhedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.7% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	400	$426
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,090	160
40.000% (ARPP7DRR) due 06/21/2020 ~		5,830	210

Total Argentina (Cost $1,102)			796

AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.2%
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023		$700	684

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Liberty Funding Pty. Ltd.
3.410% due 01/25/2049 •	AUD	490	364
Puma SE
2.705% due 10/18/2045 •		648	479
2.825% due 05/13/2045 •		612	453
Swan Trust
3.310% due 04/25/2041 •		567	421

			1,717

Total Australia (Cost $2,801)			2,401

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.999% due 01/27/2028		$700	635
7.250% due 03/17/2044		600	557
7.375% due 01/17/2027		800	801

Total Brazil (Cost $2,119)			1,993

CANADA 5.5%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$200	193
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		300	300
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		300	301
3.700% due 07/15/2027		500	475
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	400	466

			1,735

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.750% due 06/01/2020	CAD	421	321
1.950% due 07/01/2020		1,191	911
1.950% due 08/01/2020		389	297

			1,529

SOVEREIGN ISSUES 4.4%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)(j)		461	440
Province of Alberta
1.250% due 06/01/2020 (j)		1,000	749
2.350% due 06/01/2025 (j)		1,500	1,119
Province of British Columbia
2.300% due 06/18/2026 (j)		1,000	742

Province of Ontario
2.600% due 06/02/2025 (j)		6,300	4,767
3.500% due 06/02/2024 (j)		2,000	1,594
6.200% due 06/02/2031 (j)		300	308
Province of Quebec
2.750% due 08/25/2021		$1,300	1,291
3.000% due 09/01/2023 (j)	CAD	1,500	1,167
4.250% due 12/01/2021 (j)		1,000	809

			12,986

Total Canada (Cost $17,280)			16,250

CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 3.8%
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025 •		$2,100	2,101
Cent CLO Ltd.
3.576% due 07/27/2026 •		2,400	2,403
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		200	200
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)		800	800
2.925% due 06/20/2027 •		800	800
Flagship CLO Ltd.
0.000% due 01/16/2026 •		800	800
Flagship Ltd.
3.479% due 01/20/2026 •		1,800	1,801
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		1,200	1,200
Sound Point CLO Ltd.
3.249% due 01/20/2028 •		800	800
Venture CLO Ltd.
3.228% due 04/15/2027 •		200	200

			11,105

CORPORATE BONDS & NOTES 0.2%
Ambac LSNI LLC
7.337% due 02/12/2023 •		1	1
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	487
QNB Finance Ltd.
1.880% due 08/02/2018		200	200

			688

Total Cayman Islands (Cost $11,801)			11,793

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank
5.840% due 01/03/2019	CNY	560	86
China Government International Bond
3.380% due 05/23/2023		600	90
4.080% due 08/22/2023		600	93

Total China (Cost $278)			269

DENMARK 3.7%
CORPORATE BONDS & NOTES 3.7%
BRFkredit A/S
2.000% due 10/01/2047	DKK	6,477	1,026
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		2,873	455
2.000% due 10/01/2050		5,170	809
2.500% due 10/01/2037		1,308	218
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
2.000% due 10/01/2047		10,603	1,681
2.500% due 10/01/2037		4,382	729
2.500% due 10/01/2047		36	6
Realkredit Danmark A/S
2.000% due 10/01/2047		30,765	4,873
2.500% due 10/01/2037		5,394	898
2.500% due 07/01/2047		88	14

Total Denmark (Cost $9,880)			10,709

FRANCE 7.0%
CORPORATE BONDS & NOTES 2.5%
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)		$1,100	1,111
Dexia Credit Local S.A.
1.875% due 03/28/2019		1,800	1,790
1.875% due 09/15/2021		2,700	2,604
2.250% due 02/18/2020		600	594
2.375% due 09/20/2022		700	679
Societe Generale S.A.
8.250% due 11/29/2018 •(g)(h)		400	405

			7,183

SOVEREIGN ISSUES 4.5%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	6,300	8,170
3.250% due 05/25/2045 (j)		3,000	4,921

			13,091

Total France (Cost $18,326)			20,274

GERMANY 1.6%
CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
4.250% due 10/14/2021		$2,300	2,266
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		800	788
Kreditanstalt fuer Wiederaufbau
5.000% due 03/19/2024	AUD	100	83
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	316
5.375% due 04/23/2024	NZD	1,500	1,137

Total Germany (Cost $4,752)			4,590

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$1,200	1,186

Total Guernsey, Channel Islands (Cost $1,197)			1,186

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$200	200
CNPC General Capital Ltd.
2.750% due 05/14/2019		400	398

Total Hong Kong (Cost $599)			598

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.3%
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •		$800	801

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		200	201
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		200	197

			398

Total Ireland (Cost $1,201)			1,199

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$300	290
4.125% due 01/17/2048		200	190

Total Israel (Cost $496)			480

ITALY 4.8%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,302
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)		400	461
7.750% due 01/11/2027 •(g)(h)		600	758

			4,521

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Berica ABS SRL
0.000% due 12/31/2055 •		37	43
Casa d’Este Finance SRL
0.029% due 09/15/2040 •		101	118
Claris Abs SRL
0.081% due 10/31/2060 •		671	782

			943

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		4,100	4,585
2.800% due 03/01/2067		1,100	1,115
3.450% due 03/01/2048		300	353
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	2,838

			8,891

Total Italy (Cost $15,265)			14,355

JAPAN 8.0%
CORPORATE BONDS & NOTES 0.9%
Central Nippon Expressway Co. Ltd.
2.903% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,203
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		288	285
ORIX Corp.
3.250% due 12/04/2024		100	96
Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		1,000	1,031

			2,615

SOVEREIGN ISSUES 7.1%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,600	1,527
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,400	1,352
2.375% due 07/21/2022		200	194
2.375% due 11/16/2022		400	387
2.500% due 06/01/2022		200	195
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,200	2,138
Japan Government International Bond
1.400% due 09/20/2034	JPY	590,000	6,231
1.700% due 09/20/2032		700,000	7,618
Tokyo Metropolitan Government
2.000% due 05/17/2021		$1,100	1,063

			20,705

Total Japan (Cost $21,866)			23,320

KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	878
3.500% due 03/20/2027		2,000	1,951

Total Kuwait (Cost $2,878)			2,829

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$500	536

Total Lithuania (Cost $534)			536

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Allergan Funding SCS
3.850% due 06/15/2024		$300	295
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	1,072	1,172
European Financial Stability Facility
1.375% due 05/31/2047		300	336
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		$400	397
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	300	355

Total Luxembourg (Cost $2,550)			2,555

MULTINATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Preferred Term Securities Ltd.
2.841% (US0003M + 0.500%) due 03/23/2035 ~		$1,461	1,388

Total Multinational (Cost $1,078)			1,388

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(g)(h)	EUR	200	263
6.875% due 03/19/2020 (h)		500	648
ING Bank NV
2.625% due 12/05/2022		$3,000	2,936
4.125% due 11/21/2023 •		1,000	1,003
Mylan NV
2.500% due 06/07/2019		110	109
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	100	139
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		200	238

Total Netherlands (Cost $5,400)			5,336

NORWAY 0.5%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,000	975

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.250% due 01/25/2022		600	586
2.665% (US0003M + 0.330%) due 06/16/2020 ~		100	101

			687

Total Norway (Cost $1,698)			1,662

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	600	210

Total Portugal (Cost $676)			210

QATAR 1.3%
SOVEREIGN ISSUES 1.3%
Qatar Government International Bond
3.875% due 04/23/2023		$2,500	2,503
4.500% due 01/20/2022		200	205
4.500% due 04/23/2028		1,200	1,213

Total Qatar (Cost $3,890)			3,921

SAUDI ARABIA 2.1%
SOVEREIGN ISSUES 2.1%
Saudi Government International Bond
2.375% due 10/26/2021		$3,100	2,981
3.250% due 10/26/2026		500	469
4.000% due 04/17/2025		1,300	1,296
4.500% due 04/17/2030		1,400	1,401

Total Saudi Arabia (Cost $6,254)			6,147

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
3.500% due 09/18/2027		$300	277
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		400	401

Total Singapore (Cost $700)			678

SLOVENIA 2.0%
SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$4,200	4,234
5.250% due 02/18/2024		1,584	1,724

Total Slovenia (Cost $5,845)			5,958

SPAIN 3.6%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	200	243

SOVEREIGN ISSUES 3.5%
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	124
4.900% due 09/15/2021		450	571
4.950% due 02/11/2020		1,100	1,360
Autonomous Community of Madrid
4.688% due 03/12/2020		200	252
Spain Government International Bond
1.450% due 10/31/2027		6,000	7,132
2.900% due 10/31/2046		600	765

			10,204

Total Spain (Cost $10,351)			10,447

SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,407

Total Supranational (Cost $4,331)			3,407

SWEDEN 5.7%
CORPORATE BONDS & NOTES 5.7%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	18,300	2,100
2.250% due 09/21/2022		11,400	1,367
Nordea Hypotek AB
1.000% due 04/08/2022		30,900	3,541
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		5,500	642
Stadshypotek AB
2.500% due 04/05/2022		$1,700	1,660
4.500% due 09/21/2022	SEK	19,000	2,483
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		23,000	2,658
2.000% due 06/17/2026		6,000	707
Swedbank Hypotek AB
1.000% due 06/15/2022		13,100	1,500

Total Sweden (Cost $16,678)			16,658

SWITZERLAND 1.8%
CORPORATE BONDS & NOTES 1.6%
Credit Suisse AG
6.500% due 08/08/2023 (h)		$1,000	1,066
UBS AG
2.200% due 06/08/2020		800	784
2.780% (US0003M + 0.480%) due 12/01/2020 ~		800	800
2.901% due 06/08/2020 •		1,200	1,204
5.125% due 05/15/2024 (h)		200	200
7.625% due 08/17/2022 (h)		600	664

			4,718

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	448

Total Switzerland (Cost $5,193)			5,166

UNITED ARAB EMIRATES 0.6%
SOVEREIGN ISSUES 0.6%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$1,100	1,055
3.125% due 10/11/2027		600	560

Total United Arab Emirates (Cost $1,694)			1,615

UNITED KINGDOM 10.4%
CORPORATE BONDS & NOTES 6.6%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$2,000	2,157
Barclays PLC
4.463% (US0003M + 2.110%) due 08/10/2021 ~		1,400	1,454
6.500% due 09/15/2019 •(g)(h)	EUR	1,600	1,928
7.000% due 09/15/2019 •(g)(h)	GBP	500	676
8.250% due 12/15/2018 •(g)(h)		$700	712
BAT International Finance PLC
2.750% due 06/15/2020		400	396
British Telecommunications PLC
9.625% due 12/15/2030		400	573
Frontier Finance PLC
8.000% due 03/23/2022	GBP	1,000	1,319
HSBC Holdings PLC
6.250% due 03/23/2023 •(g)(h)		$200	196
6.500% due 03/23/2028 •(g)(h)		200	192
Lloyds Bank PLC
6.500% due 03/24/2020	EUR	300	387
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)	GBP	500	674
7.625% due 06/27/2023 •(g)(h)		200	289
7.875% due 06/27/2029 •(g)(h)		200	307
Nationwide Building Society
3.766% due 03/08/2024 •		$300	294
10.250% ~(g)	GBP	1	223
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~		$500	499
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		600	599
4.519% due 06/25/2024 •		300	300
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,700	2,619
6.750% due 06/24/2024 •(g)(h)	GBP	500	683
7.375% due 06/24/2022 •(g)(h)		300	413
Tesco PLC
5.125% due 04/10/2047	EUR	100	147
6.125% due 02/24/2022	GBP	117	175
Tesco Property Finance PLC
5.411% due 07/13/2044		291	436
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		400	517
Virgin Money PLC
2.250% due 04/21/2020		800	1,065

			19,230

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Eurosail PLC
1.577% due 06/13/2045 •		1,154	1,520

Ripon Mortgages PLC
1.423% due 08/20/2056 •		1,516	2,011
Stanlington PLC
1.629% due 06/12/2046 •		1,035	1,377
Towd Point Mortgage Funding PLC
1.823% due 02/20/2054 •		1,474	1,959
Uropa Securities PLC
0.825% due 06/10/2059 •		287	368
0.975% due 06/10/2059 •		66	84
1.175% due 06/10/2059 •		52	66
1.375% due 06/10/2059 •		55	69

			7,454

SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
1.500% due 07/22/2047		100	125
4.250% due 12/07/2040 (j)		1,800	3,486

			3,611

Total United Kingdom (Cost $29,884)			30,295

UNITED STATES 52.2%
ASSET-BACKED SECURITIES 3.5%
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •		$16	15
Amresco Residential Securities Corp. Mortgage Loan Trust
3.031% due 06/25/2029 •		54	52
Bear Stearns Asset-Backed Securities Trust
2.736% due 11/25/2035 ^•		462	464
2.751% due 10/25/2032 •		6	6
2.891% due 10/27/2032 •		21	20
Citigroup Global Markets Mortgage Securities, Inc.
3.441% due 01/25/2032 •		31	31
Countrywide Asset-Backed Certificates
2.431% due 12/25/2036 ^•		39	22
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035 ~		69	70
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •		14	14
GSAMP Trust
2.736% due 11/25/2035 ^•		3,179	2,359
Home Equity Mortgage Loan Asset-Backed Trust
2.211% due 04/25/2037 •		2,790	2,140
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		406	216
Morgan Stanley ABS Capital, Inc. Trust
2.201% due 03/25/2037 •		1,833	1,009
2.216% due 07/25/2036 •		110	96
Morgan Stanley Home Equity Loan Trust
2.441% due 04/25/2037 •		304	212
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		777	428
Residential Asset Mortgage Products Trust
2.651% due 06/25/2032 •		12	11
SG Mortgage Securities Trust
2.241% due 10/25/2036 •		2,900	2,372
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	560	655

			10,192

CORPORATE BONDS & NOTES 10.4%
Allergan Sales LLC
5.000% due 12/15/2021		$200	207
Ally Financial, Inc.
3.250% due 11/05/2018		800	801
3.500% due 01/27/2019		300	300
3.750% due 11/18/2019		300	300
4.750% due 09/10/2018		200	201
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		300	300
American Tower Corp.
1.950% due 05/22/2026	EUR	100	118
Anadarko Petroleum Corp.
6.950% due 06/15/2019		$800	828
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	496
AT&T, Inc.
1.800% due 09/05/2026	EUR	800	940
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$500	502
3.298% (US0003M + 0.950%) due 07/15/2021 ~		1,400	1,414

Bank of America Corp.
5.875% due 03/15/2028 •(g)		500	489
Bank of New York Mellon Corp.
2.200% due 08/16/2023		800	751
BAT Capital Corp.
2.945% due 08/14/2020 •		200	201
3.222% due 08/15/2024		400	379
4.390% due 08/15/2037		400	376
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		200	201
3.345% (US0003M + 1.010%) due 12/15/2023 ~		400	400
4.250% due 12/15/2025		200	202
Campbell Soup Co.
3.300% due 03/15/2021		200	199
3.650% due 03/15/2023		200	197
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	99
Charter Communications Operating LLC
4.464% due 07/23/2022		600	607
4.908% due 07/23/2025		1,400	1,415
Continental Resources, Inc.
4.375% due 01/15/2028		200	199
CVS Health Corp.
3.350% due 03/09/2021		100	100
3.700% due 03/09/2023		100	99
4.100% due 03/25/2025		200	199
4.300% due 03/25/2028		200	198
5.050% due 03/25/2048		100	101
Dell International LLC
4.420% due 06/15/2021		200	203
DISH DBS Corp.
5.125% due 05/01/2020		600	596
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		500	501
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		400	400
EMC Corp.
2.650% due 06/01/2020		100	97
Emera U.S. Finance LP
2.700% due 06/15/2021		300	292
EPR Properties
4.500% due 06/01/2027		500	478
Equinix, Inc.
2.875% due 03/15/2024	EUR	300	344
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		200	234
1.700% due 06/30/2022	GBP	200	262
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$200	199
GATX Corp.
2.500% due 07/30/2019		100	99
3.083% (US0003M + 0.720%) due 11/05/2021 ~		200	201
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~		100	100
3.363% (US0003M + 1.010%) due 10/17/2023 ~		100	101
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		100	101
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		400	399
Kilroy Realty LP
3.450% due 12/15/2024		100	96
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	622
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~		600	601
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		200	201
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~		800	802
Navient Corp.
8.000% due 03/25/2020		300	317
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		900	902
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		300	300
Southern Co.
2.950% due 07/01/2023		1,000	965
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		100	94
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Spirit AeroSystems, Inc.
3.118% (US0003M + 0.800%) due 06/15/2021 ~		100	100
3.950% due 06/15/2023		100	101
Springleaf Finance Corp.
6.000% due 06/01/2020		1,200	1,236

8.250% due 12/15/2020	1,000	1,083
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	200	199
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	500	500
Verizon Communications, Inc.
4.329% due 09/21/2028	893	887
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	400	396
Wells Fargo & Co.
3.589% (US0003M + 1.230%) due 10/31/2023 ~	1,900	1,940
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	800	786
3.550% due 04/01/2025	600	572

		30,227

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	398	391
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,274	1,274

		1,665

MUNICIPAL BONDS & NOTES 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	500	619
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	400	537
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	200	246

		1,402

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust
4.069% due 09/25/2035 ~	48	46
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	844	713
American Home Mortgage Investment Trust
3.746% due 10/25/2034 •	47	47
Banc of America Funding Trust
3.795% due 02/20/2036 ~	405	403
4.046% due 01/20/2047 ^~	63	61
Banc of America Mortgage Trust
4.029% due 05/25/2035 ^~	422	421
BCAP LLC Trust
2.204% due 01/26/2047 •	184	169
3.552% due 02/26/2036 ~	32	32
5.250% due 04/26/2037	291	246
5.250% due 08/26/2037 ~	157	161
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~	29	27
3.778% due 10/25/2033 ~	30	30
3.832% due 02/25/2034 ~	5	5
3.849% due 08/25/2033 ~	5	5
3.951% due 05/25/2047 ^~	216	196
3.977% due 11/25/2034 ~	40	41
4.099% due 05/25/2034 ~	69	67
4.140% due 08/25/2033 ~	43	44
Bear Stearns ALT-A Trust
3.576% due 11/25/2036 ^~	170	155
3.791% due 09/25/2035 ~	435	359
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	750	665
Chase Mortgage Finance Trust
3.428% due 07/25/2037 ~	43	38
3.885% due 02/25/2037 ~	96	97
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	29	28
Citigroup Global Markets Mortgage Securities, Inc.
2.591% due 05/25/2032 •	6	6
Citigroup Mortgage Loan Trust
3.712% due 09/25/2037 ^~	789	765
3.841% due 08/25/2035 ~	71	72
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.549% due 09/25/2035 ^~	978	906
Countrywide Alternative Loan Trust
2.281% due 09/25/2046 ^•	760	698
2.301% due 07/25/2046 ^•	40	36
2.441% due 05/25/2037 ^•	225	129
2.536% due 11/25/2035 •	163	152
3.076% due 11/25/2035 •	125	119
3.695% due 02/25/2037 ^~	354	346

5.250% due 06/25/2035 ^	79	74
6.000% due 01/25/2037 ^	480	415
6.250% due 12/25/2036	1,306	944
6.250% due 08/25/2037 ^	110	96
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% due 03/25/2035 •	933	834
2.751% due 02/25/2035 •	162	159
2.851% due 09/25/2034 •	8	8
3.453% due 11/25/2035 ^~	13	12
3.480% due 04/20/2035 ~	14	14
3.519% due 11/25/2034 ~	82	82
3.679% due 08/25/2034 ^~	17	16
4.051% due 11/19/2033 ~	3	3
Credit Suisse First Boston Mortgage Securities Corp.
3.962% due 08/25/2033 ~	9	9
6.500% due 04/25/2033	14	14
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	10	10
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	4,700	34
0.904% due 11/10/2046 ~(a)	3,370	43
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~	57	48
GMAC Mortgage Corp. Loan Trust
4.243% due 06/25/2034 ~	13	12
GreenPoint Mortgage Funding Trust
2.271% due 01/25/2037 •	204	192
2.291% due 10/25/2046 •	1,138	965
2.301% due 04/25/2036 •	246	226
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	7	7
GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)	4,268	299
GSR Mortgage Loan Trust
3.630% due 03/25/2033 •	32	32
3.678% due 09/25/2035 ~	47	48
HarborView Mortgage Loan Trust
2.265% due 07/19/2046 ^•	1,050	691
2.275% due 09/19/2037 •	374	349
2.408% due 12/19/2036 ^•	411	396
4.056% due 07/19/2035 ~	28	25
IndyMac Mortgage Loan Trust
2.281% due 09/25/2046 •	851	791
2.291% due 11/25/2046 •	1,085	988
3.658% due 12/25/2034 ~	33	33
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.172% due 12/15/2047 ~(a)	14,030	535
JPMorgan Mortgage Trust
3.561% due 11/25/2035 ~	38	37
3.689% due 11/25/2033 ~	32	33
Luminent Mortgage Trust
2.261% due 12/25/2036 •	1,419	1,272
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	162	34
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	122	118
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	39	38
3.717% due 10/25/2035 •	220	223
3.908% due 02/25/2033 ~	53	51
Morgan Stanley Bank of America Merrill Lynch Trust
1.226% due 05/15/2046 ~(a)	11,089	469
OBX Trust
2.741% due 06/25/2057 •	194	194
Residential Accredit Loans, Inc. Trust
2.241% due 02/25/2047 •	428	274
Residential Asset Securitization Trust
2.541% due 12/25/2036 ^•	189	64
6.500% due 08/25/2036 ^	481	283
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~	71	61
6.500% due 03/25/2032	6	6
Sequoia Mortgage Trust
2.434% due 07/20/2033 •	171	166
2.785% due 10/19/2026 •	49	49
3.764% due 04/20/2035 ~	737	771
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 09/25/2034 ~	78	79
3.756% due 02/25/2034 ~	48	48
3.915% due 04/25/2034 ~	89	91
Structured Asset Mortgage Investments Trust
2.281% due 07/25/2046 ^•	198	168
2.301% due 05/25/2036 •	384	347
2.335% due 07/19/2035 •	594	582

2.665% due 07/19/2034 •	46	46
Structured Asset Securities Corp. Mortgage Loan Trust
2.381% due 10/25/2036 •	339	304
Thornburg Mortgage Securities Trust
3.970% due 06/25/2037 •	631	606
4.020% due 06/25/2047 ^•	466	427
UBS-Barclays Commercial Mortgage Trust
1.795% due 12/10/2045 ~(a)	11,894	674
UBS-Citigroup Commercial Mortgage Trust
2.395% due 01/10/2045 ~(a)	3,158	181
WaMu Mortgage Pass-Through Certificates Trust
2.395% due 09/25/2046 •	1,275	1,274
2.395% due 10/25/2046 •	44	43
2.395% due 11/25/2046 •	381	374
2.401% due 01/25/2045 •	176	176
2.671% due 07/25/2045 •	291	293
3.354% due 08/25/2046 ^~	739	716
3.386% due 08/25/2034 ~	214	218
3.450% due 03/25/2033 ~	180	183
3.462% due 09/25/2036 ~	124	123
3.657% due 03/25/2035 ~	152	154
3.707% due 04/25/2035 ~	701	714
3.722% due 03/25/2034 ~	122	125
4.099% due 06/25/2033 ~	26	26
Washington Mutual Mortgage Pass-Through Certificates Trust
2.328% due 04/25/2047 ^•	13	0
2.498% due 07/25/2046 ^•	231	169
Wells Fargo Mortgage-Backed Securities Trust
3.895% due 06/25/2035 ~	302	311
Wells Fargo-RBS Commercial Mortgage Trust
1.365% due 03/15/2045 ~(a)	10,309	457

		28,743

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae
2.491% (LIBOR01M + 0.400%) due 06/25/2036 ~	38	38
2.591% (LIBOR01M + 0.500%) due 10/25/2040 - 11/25/2040 ~	486	490
3.126% (US0012M + 1.376%) due 12/01/2034 ~	93	97
3.490% due 12/01/2020	860	870
3.491% (H15T1Y + 2.241%) due 11/01/2023 ~	1	1
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	615	655
3.996% (H15T1Y + 2.121%) due 03/01/2024 ~	2	2
4.303% (US0012M + 1.678%) due 05/01/2035 ~	30	32
4.500% due 08/01/2023 - 06/01/2044	515	538
6.500% due 11/01/2036	67	69
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	43,200	42,985
4.000% due 08/01/2048	11,800	12,013
Freddie Mac
0.973% due 09/25/2022 ~(a)	4,908	144
1.130% due 11/25/2022 ~(a)	5,808	207
1.398% due 01/15/2038 ~(a)	696	30
1.439% due 08/25/2019 ~(a)	7,846	97
1.534% due 11/25/2019 ~(a)	6,935	116
2.257% (LIBOR01M + 0.350%) due 01/15/2038 ~	696	695
2.664% (12MTA + 1.200%) due 10/25/2044 ~	1,092	1,092
2.673% (LIBOR01M + 0.600%) due 12/15/2037 - 07/15/2040 ~	535	541
3.639% (H15T1Y + 2.278%) due 02/01/2029 ~	32	34
3.651% (US0012M + 1.777%) due 04/01/2037 ~	15	15
4.041% (H15T1Y + 2.237%) due 05/01/2023 ~	5	5
6.000% due 12/15/2024	25	27
7.400% due 02/01/2021	1	2
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	43	43
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	42	43
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	28	27
3.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2026 ~	16	16
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2030 ~	43	44

		60,968

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2023 (j)	1,628	1,592
0.125% due 07/15/2024 (l)(n)	633	616
0.500% due 01/15/2028 (j)	4,774	4,671
1.000% due 02/15/2048 (l)	2,235	2,312
1.375% due 02/15/2044 (n)	538	601
2.000% due 01/15/2026 (n)	568	622
2.500% due 01/15/2029 (l)	934	1,098
3.875% due 04/15/2029 (n)	457	603
U.S. Treasury Notes
2.875% due 04/30/2025 (j)(n)	6,400	6,425

		18,540

Total United States (Cost $147,674)		151,737

SHORT-TERM INSTRUMENTS 8.9%
COMMERCIAL PAPER 2.6%
Berkshire Hathaway Energy
2.335% due 07/19/2018		$500	499
Boston Scientific Corp.
2.436% due 07/12/2018		500	499
2.488% due 07/10/2018		300	300
Duke Energy Corp.
2.337% due 08/01/2018		500	499
Entergy Corp.
2.757% due 09/04/2018		500	498
Enterprise Products Operating LLC
2.357% due 07/06/2018		300	300
2.357% due 07/13/2018		500	499
Hyundai Capital America
2.336% due 07/16/2018		300	300
Marriot International
2.523% due 08/10/2018		300	299
2.523% due 08/16/2018		500	498
McKesson Corp.
2.438% due 07/16/2018		300	300
Mondelez International, Inc.
2.275% due 07/12/2018		500	500
2.367% due 07/23/2018		300	299
Schlumberger Holdings
2.612% due 08/09/2018		500	499
Southern Co.
2.415% due 07/10/2018		500	500
Starbucks Corp.
2.389% due 08/10/2018		300	299
Thomson Reuters Corp.
2.438% due 07/10/2018		500	500
Wec Energy Group, Inc.
2.437% due 07/18/2018		500	499

			7,587

REPURCHASE AGREEMENTS (i) 4.1%			11,993

SHORT-TERM NOTES 0.2%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		700	701

ARGENTINA TREASURY BILLS 0.5%
24.720% due 09/14/2018 - 10/12/2018 (d)(e)	ARS	5,480	176
2.324% due 07/13/2018 - 12/14/2018 (d)(e)		$1,400	1,382

			1,558

JAPAN TREASURY BILLS 0.2%
(0.141)% due 07/02/2018 (d)(e)	JPY	60,000	542

NIGERIA TREASURY BILLS 1.2%
14.251% due 11/22/2018 - 04/04/2019 (d)	NGN	1,377,800	3,576

U.S. TREASURY BILLS 0.1%
1.860% due 08/02/2018 (d)(e)(n)		$353	352

Total Short-Term Instruments (Cost $26,444)			26,309

Total Investments in Securities (Cost $382,715)			387,067

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short Asset Portfolio		638,234	6,386

PIMCO Short-Term Floating NAV Portfolio III	187,031	1,849

Total Short-Term Instruments (Cost $8,244)		8,235

Total Investments in Affiliates (Cost $8,244)		8,235

Total Investments 135.5% (Cost $390,959)		$395,302
Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $192)		(1,157)
Other Assets and Liabilities, net (35.1)%		(102,493)

Net Assets 100.0%		$291,652

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$11,993	U.S. Treasury Notes 1.875% due 02/28/2022	$(12,236)	$11,993	$11,994

Total Repurchase Agreements						$(12,236)	$11,993	$11,994

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BRC	(0.450)%	04/19/2018	07/19/2018	EUR	(11,281)	$(13,161)
GRE	2.170	06/18/2018	07/18/2018		$(6,178)	(6,183)
IND	0.650	05/02/2018	07/05/2018	GBP	(2,609)	(3,448)
MEI	1.500	06/29/2018	07/06/2018	CAD	(15,411)	(11,724)

Total Reverse Repurchase Agreements						$(34,516)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	4.440%	06/22/2018	07/23/2018	$(2,117)	$(2,119)
MSC	2.270	06/18/2018	07/03/2018	(99)	(99)

Total Sale-Buyback Transactions					$(2,218)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.3)%
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	4.500%	08/01/2048	$800	$(831)	$(832)

Total Short Sales (0.3)%				$(831)	$(832)

(j)	Securities with an aggregate market value of $36,672 and cash of $272 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(26,202) at a weighted average interest rate of 0.481%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$107.250	08/24/2018	29	$29	$0	$0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	73	73	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	42	42	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	185.000	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	186.000	08/24/2018	12	12	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	117.000	08/24/2018	153	153	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	118.000	08/24/2018	23	23	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	120.000	08/24/2018	4	4	0	0

					$3	$0

Total Purchased Options					$3	$0

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	20	$20	$(6)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	20	20	(5)	(6)

					$(11)	$(8)

Total Written Options					$(11)	$(8)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	438		$106,253	$(58)	$0	$(11)
90-Day Eurodollar March Futures	03/2019	789		191,806	(185)	0	0
90-Day Eurodollar September Futures	09/2018	33		8,047	(33)	0	0
Australia Government 3-Year Note September Futures	09/2018	10	AUD	824	3	0	0
Australia Government 10-Year Bond September Futures	09/2018	85		8,137	133	6	(10)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	85	EUR	1	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	223		3	0	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	10		0	0	0	0
Call Options Strike @ EUR 185.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	171		2	0	0	0
Euro-Bobl September Futures	09/2018	583		89,985	296	41	(27)
Euro-Bund 10-Year Bond September Futures	09/2018	3		569	5	1	0
Euro-Buxl 30-Year Bond September Futures	09/2018	9		1,868	46	19	0
Euro-Schatz September Futures	09/2018	150		19,634	16	1	(4)
Put Options Strike @ EUR 111.500 on Euro-Schatz Bond September 2018 Futures	08/2018	150		1	0	0	0
Put Options Strike @ EUR 124.000 on Euro-Bobl September 2018 Futures	08/2018	150		1	0	0	0
Put Options Strike @ EUR 125.000 on Euro-Bobl September 2018 Futures	08/2018	391		2	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	23		0	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	88		$9,998	1	0	(2)
U.S. Treasury 10-Year Note September Futures	09/2018	36		4,327	23	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	117		18,669	360	0	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	376	GBP	61,489	16	6	(12)

					$623	$77	$(73)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	438		$(106,237)	$(26)	$17	$0
90-Day Eurodollar March Futures	03/2020	789		(191,372)	74	30	0
90-Day Eurodollar September Futures	09/2019	33		(8,009)	50	1	0
Call Options Strike @ EUR 133.000 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	45	EUR	(8)	1	1	(1)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	44		(135)	(116)	0	(11)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	11		(28)	(23)	0	(3)
Canada Government 10-Year Bond September Futures	09/2018	7	CAD	(728)	(21)	6	0
Euro-BTP Italy Government Bond September Futures	09/2018	85	EUR	(12,630)	(29)	0	(150)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	409		(73,813)	(647)	0	(325)
Put Options Strike @ EUR 131.250 on Euro-Bobl September 2018 Futures	08/2018	45		(6)	1	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	11		0	5	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	376	GBP	(61,327)	11	12	(6)
United Kingdom Long Gilt September Futures	09/2018	190		(30,858)	(290)	70	0

					$(1,010)	$137	$(496)

Total Futures Contracts					$(387)	$214	$(569)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (3)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.192%		$1,200	$(32)	$8	$(24)	$1	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.186	EUR	300	(10)	3	(7)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.227		200	(6)	1	(5)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.262		200	(5)	1	(4)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.166		1,000	(32)	7	(25)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.180		$900	(25)	7	(18)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.221		1,400	(38)	11	(27)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.225	EUR	300	(9)	2	(7)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$800	(22)	6	(16)	0	0

							$(179)	$46	$(133)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (3)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	100	$2	$(1)	$1	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.595		$300	7	(2)	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.758	EUR	500	15	(3)	12	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2025	1.589		600	(20)	(7)	(27)	1	0

							$4	$(13)	$(9)	$1	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (3)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022		$35,000	$(637)	$23	$(614)	$0	$(10)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	9,400	(291)	113	(178)	0	(4)

						$(928)	$136	$(792)	$0	$(14)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin (3)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023		$10,500	$(207)	$(206)	$(413)	$0	$(1)

Interest Rate Swaps

										Variation Margin (3)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$700	$0	$(7)	$(7)	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		2,200	1	(26)	(25)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		700	0	(8)	(8)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		700	0	(9)	(9)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		700	0	(9)	(9)	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		1,400	0	(19)	(19)	1	0
Pay	1-Year BRL-CDI	6.930	Maturity	01/02/2020	BRL	85,800	(115)	(249)	(364)	6	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021		12,600	4	(18)	(14)	4	0
Pay (7)	3-Month CAD Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	19,700	(31)	38	7	0	(28)
Receive	3-Month CAD Bank Bill	2.200	Semi-Annual	06/16/2026		3,400	25	36	61	18	0
Receive	3-Month CAD Bank Bill	1.850	Semi-Annual	09/15/2027		12,300	583	(31)	552	71	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(14)	2	(12)	2	0
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	43,400	48	53	101	21	0
Pay (7)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		$150,000	(123)	(507)	(630)	0	(4)
Receive (7)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		150,000	84	631	715	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		29,700	581	16	597	2	0
Pay (7)(8)	1-Month LIBOR + 0.084%	0.000	Quarterly	04/26/2022		12,700	0	(2)	(2)	1	0
Pay (8)	1-Month LIBOR + 0.084%	2.326	Quarterly	06/12/2022		4,800	0	5	5	1	0
Pay (8)	1-Month LIBOR + 0.070%	2.326	Quarterly	06/12/2022		3,500	0	6	6	0	0
Pay (8)	1-Month LIBOR + 0.085%	2.326	Quarterly	06/19/2022		17,500	1	16	17	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		7,600	55	147	202	4	0
Pay (7)(8)	1-Month LIBOR + 0.073%	0.000	Quarterly	04/27/2023		9,500	0	(2)	(2)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		2,100	86	2	88	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		6,300	252	8	260	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		38,900	805	1,453	2,258	22	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		20,200	(588)	(180)	(768)	0	(20)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		16,100	(324)	1,082	758	26	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	237	(28)	209	3	0
Receive (7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,900	(115)	129	14	4	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	125,800	27	(224)	(197)	21	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		10,000	29	(15)	14	3	0
Receive (7)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	3,100	0	(10)	(10)	0	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		26,000	(152)	419	267	0	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		23,500	(80)	229	149	0	0
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		11,400	207	216	423	18	0
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		15,700	252	232	484	26	0
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		15,650	304	(427)	(123)	0	(177)
Pay (7)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	32,300	2	38	40	0	(3)
Pay (7)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		24,600	36	55	91	0	(1)
Receive (7)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		32,300	88	(28)	60	0	0
Pay (7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		5,800	0	24	24	0	(2)
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		24,600	(39)	(59)	(98)	1	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		2,900	(1)	(28)	(29)	2	0
Pay (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		5,000	(99)	67	(32)	0	(7)
Receive (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,300	(29)	(23)	(52)	0	(1)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	520,000	(76)	4	(72)	0	(1)
Pay (7)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		2,480,000	(74)	20	(54)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		850,000	31	(68)	(37)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		190,000	13	(18)	(5)	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		540,000	(41)	(4)	(45)	0	(1)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,300,000	(7)	(225)	(232)	0	(8)
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,818,000	(125)	(50)	(175)	0	(6)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,050,000	(250)	(205)	(455)	0	(8)
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	356,500	20	(158)	(138)	87	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		3,400	6	(9)	(3)	1	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		10,100	16	(24)	(8)	3	0

							$1,510	$2,258	$3,768	$366	$(271)

Total Swap Agreements							$200	$2,221	$2,421	$368	$(288)

(l)	Securities with an aggregate market value of $2,627 and cash of $6,479 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	AUD	176		$134	$3	$0
BOA	07/2018	ARS	10,707		390	21	0
	07/2018	AUD	12,791		9,442	0	(24)
	07/2018	GBP	2,730		3,645	42	0
	07/2018	JPY	60,000		570	28	0
	07/2018	KRW	598,772		551	13	0
	07/2018	TRY	16,531		3,546	0	(26)
	07/2018		$567	ARS	16,197	1	(11)
	07/2018		281	INR	19,206	0	(1)
	08/2018	CHF	217		$219	0	(1)
	08/2018	EUR	435		515	5	0
	08/2018	NOK	30,720		3,752	0	(27)
	08/2018	SEK	122,790		14,121	368	0
	08/2018		$9,443	AUD	12,791	24	0
	08/2018		1,046	BRL	4,009	0	(15)
	08/2018		5,573	CAD	7,197	0	(94)
	08/2018		14,543	CHF	14,467	118	0
	08/2018		1,219	CZK	25,578	0	(67)
	08/2018		330	EUR	284	3	0
	08/2018		23,241	NOK	184,765	0	(517)
	08/2018	ZAR	3,027		$234	14	0
	09/2018	SGD	8,518		6,415	153	0
	09/2018		$486	IDR	6,869,610	0	(11)
BPS	07/2018	ARS	27		$1	0	0
	07/2018	KRW	559,495		505	2	0
	07/2018		$7	ARS	202	0	0
	07/2018		162	CAD	213	0	0
	07/2018		342	GBP	257	0	(3)
	08/2018	EUR	1,021		$1,196	0	0
	08/2018		$159	AUD	203	0	(8)
	08/2018		4,189	CHF	4,148	15	0
	09/2018	CNH	1,660		$255	5	0
	09/2018	TWD	189,857		6,461	201	0
	10/2018	KRW	152,756		137	0	0
BRC	07/2018	ARS	12,271		453	35	0
	07/2018	RUB	425,605		6,769	0	(3)
	08/2018	EUR	823		970	6	0
	08/2018		$12,376	MXN	236,380	0	(576)
	08/2018		6,738	RUB	425,605	2	0
	09/2018		1,248	INR	86,274	0	(1)
CBK	07/2018	CLP	132,663		$203	0	0
	07/2018	COP	290,304		99	0	0
	07/2018	DKK	57,515		9,583	568	0
	07/2018	GBP	465		625	12	0
	07/2018		$250	CAD	328	0	0
	07/2018		7,315	GBP	5,525	2	(25)
	07/2018		56	MXN	1,125	1	0
	07/2018		915	RUB	57,863	6	0
	07/2018		259	TRY	1,186	0	(3)
	08/2018	CZK	25,654		$1,172	16	0
	08/2018	EUR	766		910	12	0
	08/2018	MXN	5,968		306	8	0
	08/2018		$42	ARS	867	0	(14)
	08/2018		926	CAD	1,219	2	0
	08/2018		434	EUR	371	0	0
	09/2018		287	CNH	1,912	0	0
	02/2019	EUR	1,237		$1,566	96	0
	06/2019	GBP	353		473	0	(1)
DUB	07/2018	ARS	8,099		279	0	(1)
	07/2018	BRL	3,900		1,106	100	0
	07/2018	COP	1,595,295		585	41	0
	07/2018		$290	ARS	8,099	0	(10)
	07/2018		1,012	BRL	3,900	0	(6)
	07/2018		537	COP	1,536,284	0	(13)
	08/2018	SEK	2,945		$345	15	0
	01/2019		$943	EUR	750	0	(53)
	03/2019	BRL	1,611		$421	15	0
	03/2019		$358	MXN	7,680	14	0
	04/2019	SEK	1,359	EUR	132	2	0
FBF	07/2018	BRL	2,436		$639	10	0
	07/2018	COP	185,266		68	5	0
	07/2018	KRW	242,512		223	5	0
	07/2018		$632	BRL	2,436	0	(3)
	08/2018		382	CAD	491	0	(8)
	04/2019	EUR	263	SEK	2,698	0	(6)
GLM	07/2018	ARS	2,464		$86	3	0
	07/2018	CAD	547	AUD	566	3	0
	07/2018		1,807		$1,375	0	0
	07/2018	CLP	1,624,463		2,503	17	0
	07/2018	KRW	1,070,618		966	4	0
	07/2018		$11,767	AUD	15,653	0	(183)
	07/2018		1,414	BRL	5,423	0	(15)
	07/2018		788	CAD	1,037	1	0
	07/2018		1,275	COP	3,672,530	0	(22)
	07/2018		1,332	GBP	994	0	(20)
	08/2018	BRL	5,423		$1,411	16	0
	08/2018	CHF	520		528	1	0
	08/2018	EUR	8,792		10,531	231	0
	08/2018	SEK	1,155		132	2	0
	08/2018		$7,077	EUR	6,037	11	(16)
	08/2018		102	MXN	2,030	0	(1)
	09/2018	KRW	424,667		$386	4	0
	09/2018	RON	6,348	EUR	1,348	0	(1)
	09/2018		$2,503	CLP	1,624,463	0	(17)
	09/2018		156	IDR	2,203,032	0	(4)
	09/2018		296	KRW	328,850	0	0
HUS	07/2018	ARS	3,798		$145	15	0
	07/2018	BRL	7,800		2,057	45	0
	07/2018	CLP	67,751		107	3	0
	07/2018	KRW	775,219		702	6	0
	07/2018		$2,056	BRL	7,800	0	(44)
	07/2018		1,927	RUB	123,144	33	0
	08/2018	CAD	2,024		$1,561	21	0
	08/2018	CHF	225		229	1	0
	08/2018	MXN	8,230		408	0	(3)
	08/2018		$86	ARS	1,779	0	(28)
	08/2018		3,020	RUB	188,748	0	(31)
	09/2018	CNY	2,491		$389	15	0
	09/2018		$12,533	CNH	79,758	0	(544)
	09/2018		2,747	IDR	39,776,560	1	0
	10/2018		204	DKK	1,295	1	0
	12/2018	EUR	1,524		$1,907	104	0
	12/2018		$898	AUD	1,130	0	(61)
	01/2019	EUR	782		$940	12	0
	02/2019		$477	AUD	600	0	(32)
	03/2019	BRL	540		$160	24	0
	03/2019		$160	MXN	3,151	0	(7)
	05/2019		1,201	EUR	995	0	(8)
IND	08/2018		108	ZAR	1,370	0	(9)
	09/2018	RON	3,409	EUR	724	0	0
JPM	07/2018	ARS	5,072		$189	16	0
	07/2018	AUD	965		728	14	0
	07/2018	BRL	5,423		1,455	56	0
	07/2018	COP	96,106		35	2	0
	07/2018	GBP	3,488		4,620	22	(6)
	07/2018		$2,690	CLP	1,692,214	0	(100)
	07/2018		60	MXN	1,216	1	0
	07/2018		2,208	NZD	3,136	0	(84)
	07/2018		1,000	PLN	3,414	0	(88)
	07/2018		3,828	RUB	244,598	63	0
	08/2018	CAD	394		$310	10	0
	08/2018	EUR	1,927		2,256	17	(18)
	08/2018	KRW	1,046,422		939	0	(1)
	08/2018	MXN	30,558		1,569	43	0
	08/2018	RUB	57,358		910	2	0
	08/2018		$719	EUR	605	0	(11)
	08/2018		1,898	JPY	207,100	0	(22)
	08/2018		109	MXN	2,152	0	(1)
	08/2018		4,569	ZAR	58,495	0	(325)
	08/2018	ZAR	57,509		$4,495	322	0
	09/2018	INR	20,693		299	0	0
	09/2018	JPY	590,000		5,431	78	0
	09/2018		$1,163	ARS	31,269	0	(148)
	09/2018		3,360	JPY	370,000	0	(4)
	11/2018	NGN	721,156		$1,919	0	(38)
MSB	07/2018	AUD	1,721		1,300	26	0
	07/2018	BRL	11,403		2,988	46	0
	07/2018	PLN	3,434		1,011	94	0
	07/2018		$3,103	BRL	11,403	0	(161)
	08/2018	CAD	358		$277	5	(1)
	08/2018		$12	ARS	245	0	(4)
	08/2018		1,341	BRL	5,067	0	(38)
	08/2018		11,714	CAD	15,400	9	0
	06/2021		23	EUR	18	0	0
NGF	07/2018	KRW	250,318		$226	1	0
	07/2018		$1,187	INR	81,185	0	(4)
	08/2018	KRW	309,470		$278	0	0
	09/2018		$1,200	INR	82,056	0	(14)
RBC	07/2018	DKK	515		$82	1	0
	08/2018	CAD	258		194	0	(2)
	08/2018		$1,656	CAD	2,196	16	0
RYL	08/2018	NOK	6,065		$759	13	0
	08/2018	RUB	12,469		198	1	0
	08/2018		$235	AUD	300	0	(13)
	08/2018		288	EUR	240	0	(7)
	04/2019	SEK	1,933		186	1	0
SCX	07/2018		$67	COP	191,620	0	(2)
	07/2018		8,833	DKK	56,355	1	0
	08/2018		227	AUD	291	0	(11)
	08/2018		12,187	SEK	105,830	0	(334)
	08/2018		3,529	TRY	15,763	0	(161)
	09/2018	IDR	8,688,939		$606	6	0
	09/2018	KRW	346,305		322	10	0
	09/2018		$703	TWD	21,190	0	(4)
	10/2018	DKK	56,355		$8,897	1	0
	10/2018	INR	52,496		758	4	0
	11/2018	NGN	80,354		213	0	(5)
	04/2019		498,298		1,312	0	(14)
SOG	08/2018		$13	ARS	276	0	(4)
	12/2018		875	EUR	694	0	(54)
SSB	07/2018	CNY	6,516		$983	0	(1)
	07/2018	DKK	625		98	0	0
	07/2018		$3,211	JPY	350,000	0	(49)
	08/2018	CAD	483		$373	5	0
	08/2018	CHF	371		374	0	(2)
	08/2018		$6,093	JPY	664,500	0	(73)
	09/2018		1,999		220,000	0	(2)
UAG	07/2018	JPY	350,000		$3,293	130	0
	07/2018		$324	DKK	1,950	0	(18)
	08/2018	CAD	1,500		$1,125	0	(17)
	09/2018		$576	IDR	8,200,220	0	(9)

Total Forward Foreign Currency Contracts						$3,579	$(4,424)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,683	$31	$9
CBK	Call - OTC USD versus CAD	CAD	1.370	08/17/2018		2,571	5	3
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		1,037	19	6
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		1,842	34	10
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	3,600	35	64
	Put - OTC EUR versus USD		1.140	05/24/2019	EUR	2,400	31	33
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		261	16	16
	Put - OTC EUR versus USD		1.291	06/24/2021		261	19	18
SCX	Put - OTC USD versus INR	INR	69.220	10/25/2018		$1,374	19	17
UAG	Call - OTC USD versus CHF	CHF	1.060	07/03/2018		16,000	2	0
	Call - OTC USD versus NOK	NOK	9.200	07/19/2018		15,000	2	0

							$213	$176

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$73.000	07/05/2018	$20,000	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	8,200	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	76.500	07/05/2018	12,000	0	0

					$1	$0

Total Purchased Options					$214	$176

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$800	$(1)	$0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		1,400	(1)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		900	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		400	(1)	0
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	09/19/2018	EUR	7,600	(4)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	09/19/2018		7,600	(15)	(35)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		$500	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		600	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		500	(1)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		500	0	0

							$(26)	$(38)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,200.000	10/25/2018		$1,374	$(5)	$(6)
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	1,004	(32)	(31)
	Call - OTC GBP versus USD		1.440	06/14/2019		1,015	(15)	(11)
	Put - OTC USD versus CAD	CAD	1.305	08/17/2018		$1,714	(13)	(13)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	3,600	(47)	(2)
	Call - OTC EUR versus USD		1.270	05/24/2019	EUR	2,400	(33)	(24)

							$(145)	$(87)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$0

Total Written Options						$(197)	$(125)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.175%		$100	$(3)	$0	$0	$(3)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.902	EUR	700	12	(15)	0	(3)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		$1,500	(54)	7	0	(47)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		1,600	(39)	1	0	(38)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		500	(10)	3	0	(7)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		1,400	(49)	5	0	(44)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		200	(5)	0	0	(5)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		300	(10)	0	0	(10)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		1,000	(19)	5	0	(14)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		1,400	(49)	5	0	(44)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		500	(12)	0	0	(12)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		200	(5)	0	0	(5)

								$(243)	$11	$0	$(232)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,600	$84	$(55)	$29	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,000	$1,586	$7	$(113)	$0	$(106)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,200	945	(3)	(55)	0	(58)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	0	25	25	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	295	231	1	(14)	0	(13)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,200	$1,464	35	67	102	0

								$40	$(90)	$127	$(177)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	11,200	$0	$4	$4	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,300	0	(2)	0	(2)
BPS	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027	KRW	1,063,300	0	13	13	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	45,200	0	15	15	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		9,700	0	(19)	0	(19)
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	KRW	6,107,000	0	92	92	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	24,600	0	3	3	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		5,200	0	10	10	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		22,100	0	6	6	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		22,900	2	6	8	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		4,600	0	(7)	0	(7)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		4,900	0	(3)	0	(3)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,600	0	3	3	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	(1)	0	(1)
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027	KRW	4,208,500	100	(46)	54	0

								$102	$74	$208	$(32)

Total Swap Agreements								$(17)	$(60)	$364	$(441)

(n)

Securities with an aggregate market value of $1,863 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$796	$0	$796
Australia
Corporate Bonds & Notes	0	684	0	684
Non-Agency Mortgage-Backed Securities	0	1,717	0	1,717
Brazil
Corporate Bonds & Notes	0	1,993	0	1,993
Canada
Corporate Bonds & Notes	0	1,735	0	1,735
Non-Agency Mortgage-Backed Securities	0	1,529	0	1,529
Sovereign Issues	0	12,986	0	12,986
Cayman Islands
Asset-Backed Securities	0	11,105	0	11,105
Corporate Bonds & Notes	0	688	0	688
China
Sovereign Issues	0	269	0	269
Denmark
Corporate Bonds & Notes	0	10,709	0	10,709
France
Corporate Bonds & Notes	0	7,183	0	7,183
Sovereign Issues	0	13,091	0	13,091
Germany
Corporate Bonds & Notes	0	4,590	0	4,590
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,186	0	1,186
Hong Kong
Corporate Bonds & Notes	0	598	0	598
Ireland
Asset-Backed Securities	0	801	0	801
Corporate Bonds & Notes	0	398	0	398
Israel
Sovereign Issues	0	480	0	480
Italy
Corporate Bonds & Notes	0	4,521	0	4,521
Non-Agency Mortgage-Backed Securities	0	943	0	943
Sovereign Issues	0	8,891	0	8,891
Japan
Corporate Bonds & Notes	0	2,615	0	2,615
Sovereign Issues	0	20,705	0	20,705
Kuwait
Sovereign Issues	0	2,829	0	2,829
Lithuania
Sovereign Issues	0	536	0	536
Luxembourg
Corporate Bonds & Notes	0	2,555	0	2,555
Multinational
Corporate Bonds & Notes	0	1,388	0	1,388
Netherlands
Corporate Bonds & Notes	0	5,336	0	5,336
Norway
Corporate Bonds & Notes	0	975	0	975
Sovereign Issues	0	687	0	687
Portugal
Corporate Bonds & Notes	0	210	0	210
Qatar
Sovereign Issues	0	3,921	0	3,921
Saudi Arabia
Sovereign Issues	0	6,147	0	6,147
Singapore
Corporate Bonds & Notes	0	678	0	678
Slovenia
Sovereign Issues	0	5,958	0	5,958
Spain
Corporate Bonds & Notes	0	243	0	243
Sovereign Issues	0	10,204	0	10,204
Supranational
Corporate Bonds & Notes	0	3,407	0	3,407
Sweden
Corporate Bonds & Notes	0	16,658	0	16,658
Switzerland
Corporate Bonds & Notes	0	4,718	0	4,718
Sovereign Issues	0	448	0	448
United Arab Emirates
Sovereign Issues	0	1,615	0	1,615
United Kingdom
Corporate Bonds & Notes	0	19,230	0	19,230
Non-Agency Mortgage-Backed Securities	0	7,454	0	7,454
Sovereign Issues	0	3,611	0	3,611
United States
Asset-Backed Securities	0	10,192	0	10,192
Corporate Bonds & Notes	0	30,227	0	30,227
Loan Participations and Assignments	0	1,665	0	1,665
Municipal Bonds & Notes	0	1,402	0	1,402
Non-Agency Mortgage-Backed Securities	0	28,743	0	28,743
U.S. Government Agencies	0	60,968	0	60,968
U.S. Treasury Obligations	0	18,540	0	18,540
Short-Term Instruments
Commercial Paper	0	7,587	0	7,587
Repurchase Agreements	0	11,993	0	11,993
Short-Term Notes	0	701	0	701
Argentina Treasury Bills	0	1,558	0	1,558
Japan Treasury Bills	0	542	0	542
Nigeria Treasury Bills	0	3,576	0	3,576
U.S. Treasury Bills	0	352	0	352
	$0	$387,067	$0	$387,067

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,235	$0	$0	$8,235

Total Investments	$8,235	$387,067	$0	$395,302

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(832)	$0	$(832)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	214	368	0	582
Over the counter	0	4,119	0	4,119
	$214	$4,487	$0	$4,701

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(569)	(297)	0	(866)
Over the counter	0	(4,990)	0	(4,990)
	$(569)	$(5,287)	$0	$(5,856)

Total Financial Derivative Instruments	$(355)	$(800)	$0	$(1,155)

Totals	$7,880	$385,435	$0	$393,315

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.1% ¤
CORPORATE BONDS & NOTES 10.1%
BANKING & FINANCE 6.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		1,500	1,530
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		20	20
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)(i)	EUR	600	718
8.875% due 04/14/2021 •(g)(i)		400	524
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$290	284
Credit Suisse Group AG
3.869% due 01/12/2029 •		670	631
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	897
Deutsche Bank AG
4.250% due 10/14/2021		2,800	2,759
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		400	391
3.541% (US0003M + 1.200%) due 09/15/2020 ~		7,100	7,209
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		200	201
ING Bank NV
2.625% due 12/05/2022		800	783
International Lease Finance Corp.
6.250% due 05/15/2019		200	205
8.250% due 12/15/2020		200	221
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(g)(i)	EUR	400	478
Lincoln Finance Ltd.
6.875% due 04/15/2021		1,800	2,177
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		$300	300
7.000% due 06/27/2019 •(g)(i)	GBP	200	269
Navient Corp.
4.875% due 06/17/2019		$100	101
5.000% due 10/26/2020		200	200
5.500% due 01/15/2019		600	605
5.875% due 03/25/2021		200	204
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		14	2
Realkredit Danmark A/S
2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$500	499
4.519% due 06/25/2024 •		300	300
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	2,460	2,911
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		$1,000	1,003
Toronto-Dominion Bank
2.250% due 03/15/2021		1,200	1,174
UBS AG
2.450% due 12/01/2020		2,800	2,740
2.639% due 12/07/2018 •		600	601

			30,052

INDUSTRIALS 1.5%
BAT Capital Corp.
2.945% due 08/14/2020 •		800	803
Daimler Finance North America LLC
2.250% due 07/31/2019		200	198
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		300	300
eBay, Inc.
2.750% due 01/30/2023		400	386
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		1,000	1,000

Mylan NV
3.750% due 12/15/2020		1,500	1,510
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		1,500	1,543
VMware, Inc.
2.950% due 08/21/2022		240	231
3.900% due 08/21/2027		100	93
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,091

			7,155

UTILITIES 2.2%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		700	703
3.298% (US0003M + 0.950%) due 07/15/2021 ~		2,900	2,929
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		800	749
5.300% due 08/15/2058		300	280
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		200	200
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	370	437
Georgia Power Co.
4.250% due 12/01/2019		$400	407
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		840	842
Petrobras Global Finance BV
6.125% due 01/17/2022		713	727
7.250% due 03/17/2044		2,700	2,508
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		400	400

			10,286

Total Corporate Bonds & Notes (Cost $48,043)			47,493

U.S. GOVERNMENT AGENCIES 41.4%
Fannie Mae
2.641% (LIBOR01M + 0.550%) due 09/25/2041 ~		2,869	2,891
4.000% due 10/01/2040 †		8	8
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048		87,340	86,881
4.000% due 08/01/2048 - 09/01/2048		101,500	103,246
Freddie Mac
2.623% (LIBOR01M + 0.550%) due 07/15/2041 ~		1,147	1,159

Total U.S. Government Agencies (Cost $193,218)			194,185

U.S. TREASURY OBLIGATIONS 22.6%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (n)(p)		1,349	1,342
0.125% due 04/15/2020 (n)(p)		1,273	1,260
0.125% due 01/15/2022 (n)		553	544
0.125% due 04/15/2022 (n)(p)		1,220	1,195
0.125% due 07/15/2026 (n)(p)		2,038	1,953
0.250% due 01/15/2025 (k)(n)		20,020	19,478
0.375% due 07/15/2025 (k)(p)		10,916	10,727
0.375% due 01/15/2027 (n)(p)		917	891
0.500% due 01/15/2028		4,161	4,072
0.625% due 01/15/2024 (n)(p)		2,282	2,279
0.625% due 01/15/2026 (n)(p)		643	640
0.875% due 02/15/2047 (k)		8,385	8,394
1.000% due 02/15/2048		4,518	4,675
2.000% due 01/15/2026 (p)		174	191
2.375% due 01/15/2025 (k)(n)		38,732	42,959
2.500% due 01/15/2029 (k)(p)		3,167	3,724
3.375% due 04/15/2032 (p)		843	1,126
3.875% due 04/15/2029 (p)		369	487

Total U.S. Treasury Obligations (Cost $106,945)			105,937

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust
2.331% due 07/25/2037 •		369	324
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~		142	135
3.849% due 08/25/2033 ~		107	108
4.137% due 07/25/2036 ^~		185	175
Countrywide Alternative Loan Trust
2.558% due 02/25/2036 •		197	180
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% due 03/25/2035 •		91	89
3.469% due 09/20/2036 ^~		110	96
6.000% due 04/25/2036		352	302

Structured Adjustable Rate Mortgage Loan Trust
3.558% due 01/25/2035 ~		18	18
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •		45	44
WaMu Mortgage Pass-Through Certificates Trust
2.421% due 01/25/2045 •		2,389	2,380

Total Non-Agency Mortgage-Backed Securities (Cost $3,740)			3,851

ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp. Home Equity Loan Trust
3.891% due 06/25/2034 •		130	125
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		229	237
Argent Mortgage Loan Trust
2.331% due 05/25/2035 •		635	605
Argent Securities Trust
2.241% due 07/25/2036 •		438	375
Aurium CLO DAC
0.000% due 10/13/2029 •(a)	EUR	500	584
CIFC Funding Ltd.
3.220% due 10/25/2027 •		$560	560
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •		2,051	2,073
Countrywide Asset-Backed Certificates
2.231% due 05/25/2035 •		82	78
2.341% due 03/25/2037 •		600	550
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		700	700
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		700	700
First Franklin Mortgage Loan Trust
2.561% due 11/25/2036 •		1,200	1,064
Fremont Home Loan Trust
2.226% due 10/25/2036 •		812	770
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		400	400
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		613	434
Long Beach Mortgage Loan Trust
2.391% due 01/25/2036 •		1,788	1,618
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		510	509
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		400	400
Navient Student Loan Trust
3.241% due 03/25/2066 •		889	907
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		280	280
OCP CLO Ltd.
3.148% due 07/15/2027 •		270	270
OFSI Fund Ltd.
3.503% due 04/17/2025 •		273	273
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		1,300	1,300
TICP CLO Ltd.
3.199% due 04/20/2028 •		250	248
Tralee CLO Ltd.
3.389% due 10/20/2027 •		600	601
Venture CLO Ltd.
3.119% due 02/28/2026 •		790	787
3.228% due 07/15/2027 •		500	499
VOLT LLC
3.500% due 03/25/2047		200	199
WhiteHorse Ltd.
3.010% due 04/17/2027 •		1,000	998

Total Asset-Backed Securities (Cost $17,389)			18,144

SOVEREIGN ISSUES 20.5%
Argentina Government International Bond
6.875% due 01/26/2027		3,200	2,828
22.844% (BADLARPP) due 10/04/2022 ~	ARS	2,500	132
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		1,588	50
40.000% (ARPP7DRR) due 06/21/2020 ~		26,528	956
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	2,723	2,352
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (d)	BRL	8,770	2,227
0.000% due 01/01/2019 (d)		47,872	11,956
Canadian Government Real Return Bond
0.500% due 12/01/2050 (f)	CAD	718	568
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	160	197
3.750% due 07/26/2023		410	528
3.875% due 05/06/2022		380	487

4.250% due 11/04/2025		310	413
France Government International Bond
0.100% due 03/01/2025 (f)		1,674	2,132
0.250% due 07/25/2024 (f)		784	1,012
1.850% due 07/25/2027 (f)		1,804	2,689
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (f)		332	383
1.650% due 04/23/2020 (f)		200	241
2.350% due 09/15/2024 (f)		2,565	3,244
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	852	606
Peru Government International Bond
6.150% due 08/12/2032	PEN	4,400	1,378
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,001
5.103% due 04/23/2048		800	799
Saudi Government International Bond
4.000% due 04/17/2025		1,580	1,575
Spain Government International Bond
2.150% due 10/31/2025	EUR	3,700	4,702
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	25,097	38,343
0.125% due 03/22/2046 (f)		1,107	2,316
0.125% due 08/10/2048 (f)		326	707
0.125% due 11/22/2065 (f)		715	2,079
1.875% due 11/22/2022 (f)		3,536	5,519
3.500% due 01/22/2045		2,723	4,917

Total Sovereign Issues (Cost $97,839)			96,337

	SHARES
COMMON STOCKS 3.2%
FINANCIALS 1.9%
Bank of America Corp.		15,959	450
Bank of New York Mellon Corp.		9,337	504
BB&T Corp.		9,316	470
Citigroup, Inc.		6,941	464
JPMorgan Chase & Co.		4,364	455
M&T Bank Corp.		2,643	450
PNC Financial Services Group, Inc.		3,186	430
SunTrust Banks, Inc.		7,094	468
U.S. Bancorp		9,506	475
Validus Holdings Ltd.		30,956	2,093
Wells Fargo & Co. (l)		9,240	512
XL Group Ltd.		35,078	1,963

			8,734

INDUSTRIALS 0.4%
USG Corp. (b)		44,343	1,912

INFORMATION TECHNOLOGY 0.5%
NXP Semiconductors NV (b)		21,383	2,336

MATERIALS 0.4%
KapStone Paper and Packaging Corp. (l)		59,349	2,048

Total Common Stocks (Cost $14,974)			15,030

EXCHANGE-TRADED FUNDS 4.6%
iShares MSCI EAFE ETF		322,629	21,606

Total Exchange-Traded Funds (Cost $21,495)			21,606

REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
Alexandria Real Estate Equities, Inc.		4,257	537
American Tower Corp.		5,622	811
Apartment Investment & Management Co. ‘A’ (l)		15,913	673
Duke Realty Corp. (l)		25,773	748
Equinix, Inc.		1,692	727
Equity Residential (l)		10,992	700
GGP, Inc.		31,564	645
Invitation Homes, Inc. (l)		18,141	418
Simon Property Group, Inc. (l)		5,050	860
Sun Communities, Inc.		6,255	612

Total Real Estate Investment Trusts (Cost $6,555)			6,731

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.6%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.940% due 09/04/2018		$1,600	1,599

COMMERCIAL PAPER 0.7%
Bank of Nova Scotia
1.543% due 07/03/2018	CAD	3,100	2,358
1.544% due 07/05/2018		100	76
National Bank Of Canada
1.525% due 07/03/2018		800	608

			3,042

REPURCHASE AGREEMENTS (j) 11.3%			53,057

ARGENTINA TREASURY BILLS 0.6%
3.029% due 10/26/2018 - 11/16/2018 (c)(d)		$1,647	1,621
25.601% due 09/14/2018 (d)(e)	ARS	35,514	1,135

			2,756

GREECE TREASURY BILLS 0.5%
1.111% due 07/13/2018 - 10/05/2018 (c)(d)	EUR	2,160	2,520

JAPAN TREASURY BILLS 1.8%
(0.156)% due 07/30/2018 (d)(e)	JPY	940,000	8,491

NIGERIA TREASURY BILLS 0.3%
15.493% due 10/04/2018 - 11/29/2018 (c)(d)	NGN	583,800	1,550

U.S. TREASURY BILLS 0.0%
1.841% due 08/02/2018 (d)(e)(l)		$118	118

Total Short-Term Instruments (Cost $74,191)			73,133

Total Investments in Securities (Cost $584,389)			582,447

	SHARES
INVESTMENTS IN AFFILIATES 31.1%
MUTUAL FUNDS (h) 23.4%
PIMCO EqS® Long/Short Fund		910,115	10,794
PIMCO Income Fund		3,326,328	39,883
PIMCO Mortgage Opportunities and Bond Fund		2,083,769	22,901
PIMCO Preferred and Capital Securities Fund		1,391,986	13,976
PIMCO RAE PLUS Fund		2,660,404	20,458
PIMCO Real Return Limited Duration Fund		193,005	1,862

Total Mutual Funds (Cost $106,004)			109,874

SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III		3,676,037	36,341

Total Short-Term Instruments (Cost $36,340)			36,341

Total Investments in Affiliates (Cost $142,344)			146,215

Total Investments 155.2% (Cost $726,733)			$728,662
Financial Derivative Instruments (m)(o) (0.4)% (Cost or Premiums, net $411)			(2,092)
Other Assets and Liabilities, net (54.8)%			(257,021)

Net Assets 100.0%			$469,549

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.220	% †	06/29/2018	07/02/2018	$13,300	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(13,576)	$13,300	$13,302
FICC	1.500		06/29/2018	07/02/2018	381	U.S. Treasury Notes 2.125% due 08/15/2021	(392)	381	381
SAL	2.220	†	06/29/2018	07/02/2018	13,300	U.S. Treasury Notes 3.500% due 05/15/2020	(13,585)	13,300	13,302
SGY	2.260	†	06/29/2018	07/02/2018	12,200	U.S. Treasury Notes 2.250% due 11/15/2025	(12,449)	12,200	12,202
SSB	0.850	†	06/29/2018	07/02/2018	576	U.S. Treasury Notes 1.500% due 01/31/2022 (2)	(589)	576	576
TDM	2.220	†	06/29/2018	07/02/2018	13,300	U.S. Treasury Bonds 3.625% due 08/15/2043	(13,693)	13,300	13,302

Total Repurchase Agreements							$(54,284)	$53,057	$53,065

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.980%	05/01/2018	07/02/2018	$(1,648)	$(1,654)
	2.000	05/08/2018	07/09/2018	(15,205)	(15,252)
BSN	1.910	04/13/2018	07/12/2018	(11,261)	(11,309)
	1.960	05/02/2018	07/10/2018	(7,935)	(7,961)
	1.980	05/03/2018	07/11/2018	(16,854)	(16,910)
GRE	1.930	04/18/2018	07/18/2018	(9,862)	(9,901)
	1.950	04/23/2018	07/23/2018	(7,058)	(7,084)

Total Reverse Repurchase Agreements					$(70,071)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.3)%
Fannie Mae, TBA	3.000%	08/01/2048	$35,600	$(34,344)	$(34,446)

Total Short Sales (7.3)%				$(34,344)	$(34,446)

(k)	Securities with an aggregate market value of $69,993 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(l)

Securities with an aggregate market value of $5,299 have been pledged as collateral as of June 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(82,807) at a weighted average interest rate of 1.878%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$107.750	08/24/2018	5	$10	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	120.500	08/24/2018	45	45	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.000	09/21/2018	162	162	1	0
Call - CBOT U.S. Treasury 10-Year Note October 2018 Futures	135.000	09/21/2018	99	99	1	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	5	5	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	117.000	08/24/2018	72	72	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	169.000	08/24/2018	185	185	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	176.000	08/24/2018	296	296	3	1
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	188.000	08/24/2018	4	4	0	0

					$7	$2

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,725.000	07/20/2018	17	1,700	$30	$57
Put - CBOE S&P 500	2,650.000	09/21/2018	18	1,800	182	85
Put - CBOE S&P 500	2,650.000	12/21/2018	18	1,800	224	152
Put - CBOE S&P 500	2,700.000	03/15/2019	35	3,500	342	436
Call - EUREX EURO STOXX 50	3,650.000	12/21/2018	117	1,170	76	40
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	115	1,150	149	19

					$1,003	$789

Total Purchased Options					$1,010	$791

Written Options:

Commodity Options
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$76.500	07/17/2018	24	24,000	$(27)	$(16)
Call - NYMEX Crude September Futures †	71.000	08/16/2018	12	12,000	(10)	(40)
Call - NYMEX Crude September Futures †	73.000	08/16/2018	12	12,000	(8)	(28)
Put - NYMEX Natural Gas August Futures †	2.650	07/26/2018	12	120,000	(4)	0
Put - NYMEX Natural Gas August Futures †	2.750	07/26/2018	12	120,000	(4)	(1)
Put - NYMEX Natural Gas August Futures †	2.800	07/26/2018	24	240,000	(8)	(5)
Put - NYMEX Natural Gas September Futures †	2.700	08/28/2018	24	240,000	(8)	(6)
Put - NYMEX Natural Gas September Futures †	2.750	08/28/2018	24	240,000	(9)	(8)

					$(78)	$(104)

Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	6	$6	$(6)	$(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	8	8	(5)	(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	23	23	(15)	(7)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	24	24	(14)	(24)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	24	24	(15)	(14)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	23	23	(15)	(11)

					$(70)	$(58)

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,675.000	07/20/2018	17	1,700	$(18)	$(32)
Put - CBOE S&P 500	2,400.000	09/21/2018	36	3,600	(182)	(54)
Put - CBOE S&P 500	2,350.000	12/21/2018	75	7,500	(409)	(241)
Put - CBOE S&P 500	2,550.000	12/21/2018	18	1,800	(176)	(110)
Put - CBOE S&P 500	2,600.000	03/15/2019	35	3,500	(259)	(335)
Put - EUREX EURO STOXX 50	3,200.000	12/21/2018	117	1,170	(78)	(117)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	115	1,150	(153)	(134)

					$(1,275)	$(1,023)

Total Written Options					$(1,423)	$(1,185)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures †	11/2018	18		$962	$(71)	$0	$0
Brent (ICE) Dubai August Futures †	08/2018	21		60	22	1	0
Brent (ICE) Dubai December Futures †	12/2018	26		76	31	0	(2)
Brent (ICE) Dubai July Futures †	07/2018	21		59	21	4	0
Brent (ICE) Dubai November Futures †	11/2018	26		77	31	0	(2)
Brent (ICE) Dubai October Futures †	10/2018	26		76	30	0	(1)
Brent (ICE) Dubai September Futures †	09/2018	21		60	23	0	0
Brent 1st Line vs. Dubai 1st Line February Futures †	02/2019	5		15	(2)	0	(1)
Brent 1st Line vs. Dubai 1st Line January Futures †	01/2019	5		15	(2)	0	(1)
Brent 1st Line vs. Dubai 1st Line March Futures †	03/2019	5		15	(2)	0	0
Brent Crude January Futures †	11/2018	13		1,010	55	18	0
Brent Crude October Futures †	08/2018	9		710	32	14	0
Brent Crude September Futures †	07/2018	3		238	2	3	0
Call Options Strike @ EUR 180.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	130	EUR	2	0	0	0
Call Options Strike @ EUR 183.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	78		1	0	0	0
Cotton No. 2 December Futures †	12/2018	25		$1,049	40	5	0
E-mini NASDAQ 100 Index September Futures	09/2018	2		283	0	0	0
E-mini S&P 500 Index September Futures	09/2018	681		92,670	(2,096)	71	0
Euro STOXX 50 September Futures	09/2018	524	EUR	20,750	(295)	245	(208)
Euro-BTP Italy Government Bond September Futures	09/2018	19		2,823	59	33	0
Euro-Bund 10-Year Bond September Futures	09/2018	164		31,131	130	49	0
FTSE 100 Index September Futures	09/2018	123	GBP	12,339	(76)	90	0
Gas Oil November Futures †	11/2018	15		$1,017	63	15	0
Gold 100 oz. August Futures †	08/2018	40		5,018	(92)	14	0
Hang Seng China Enterprises Index July Futures	07/2018	44	HKD	3,048	(21)	50	(11)
JPX Nikkei Index 400 September Futures	09/2018	1,340	JPY	18,530	(430)	67	(42)
New York Harbor ULSD November Futures †	10/2018	11		$1,029	57	15	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	325	EUR	4	0	0	0
RBOB Gasoline November Futures †	10/2018	12		$1,004	53	21	0
S&P/Toronto Stock Exchange 60 September Futures	09/2018	42	CAD	6,155	69	42	(19)
WTI Crude August Futures †	07/2018	6		$445	7	3	0
WTI Crude November Futures †	10/2018	14		982	29	9	0
WTI Crude September Futures †	08/2018	12		870	44	6	0
Zinc November Futures †	11/2018	15		1,067	(85)	0	0

					$(2,374)	$775	$(287)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee December Futures †	12/2018	15		$(667)	$54	$4	$0
Australia Government 10-Year Bond September Futures	09/2018	11	AUD	(1,053)	(13)	1	(1)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	78	EUR	(124)	(80)	0	(12)
Call Options Strike @ USD 79.000 on Brent Crude October 2018 Futures †	08/2018	12		$(37)	(24)	0	(9)
Call Options Strike @ USD 80.000 on Brent Crude October 2018 Futures †	08/2018	12		(31)	(20)	0	(8)
Call Options Strike @ USD 85.000 on Brent Crude September 2018 Futures †	07/2018	24		(12)	17	0	(4)
Cocoa December Futures †	12/2018	17		(430)	(18)	0	(9)
Copper December Futures †	12/2018	11		(822)	27	1	0
Corn December Futures †	12/2018	29		(538)	67	0	(8)
Euro-BTP Italy Government Bond September Futures	09/2018	1	EUR	(129)	(2)	0	(1)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	67		(12,092)	(90)	0	(53)
Japan Government 10-Year Bond September Futures	09/2018	12	JPY	(16,349)	(21)	2	(3)
Mini MSCI Emerging Markets Index September Futures	09/2018	108		$(5,742)	271	0	(100)
Natural Gas August Futures †	07/2018	11		(322)	(2)	2	0
Natural Gas September Futures †	08/2018	12		(348)	2	2	0
Nikkei 225 Index September Futures	09/2018	6	JPY	(602)	1	2	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	39	EUR	(2)	22	0	0
Silver September Futures †	09/2018	12		$(972)	23	0	(9)
Soybean November Futures †	11/2018	22		(968)	32	4	0
Sugar No. 11 February Futures †	02/2019	64		(928)	13	0	(2)
U.S. Treasury 2-Year Note September Futures	09/2018	5		(1,059)	(2)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	45		(5,113)	(25)	1	0
U.S. Treasury 10-Year Note September Futures	09/2018	104		(12,500)	(2)	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	96		(12,311)	(97)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	403		(58,435)	(1,342)	0	(13)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	4		(638)	(24)	0	0
United Kingdom Long Gilt September Futures	09/2018	279	GBP	(45,312)	(379)	92	(1)
Wheat December Futures †	12/2018	25		$(646)	11	0	(22)

					$(1,601)	$111	$(255)

Total Futures Contracts					$(3,975)	$886	$(542)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.228%	$900	$(27)	$7	$(20)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.139	1,200	(31)	10	(21)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.281	200	(6)	3	(3)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.297	700	(16)	5	(11)	0	0

						$(80)	$25	$(55)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	330	$6	$(1)	$5	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191		500	(2)	1	(1)	0	(1)

							$4	$0	$4	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$7,480	$(479)	$30	$(449)	$0	$(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	17,700	(254)	(136)	(390)	0	(8)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		50,900	(1,378)	412	(966)	0	(23)

						$(2,111)	$306	$(1,805)	$0	$(35)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$5,400	$83	$0	$83	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$3,680	$9	$353	$362	$16	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		700	2	2	4	3	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		1,499	12	(17)	(5)	7	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		880	2	(10)	(8)	4	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	10,900	2	32	34	14	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	200	1	(5)	(4)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$200	(1)	3	2	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		36,100	707	19	726	3	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		19,000	24	(540)	(516)	0	(10)
Pay(7)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		6,900	0	(83)	(83)	0	(5)
Pay(7)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	(113)	(113)	0	(6)
Pay(7)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	(111)	(111)	0	(6)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		9,400	10	(205)	(195)	0	(6)
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		7,300	83	102	185	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,790	215	120	335	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,400	(15)	68	53	1	0
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		1,080	(7)	4	(3)	1	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,900	(396)	45	(351)	0	(5)
Receive(7)	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		4,260	15	61	76	4	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		8,400	841	605	1,446	13	0
Receive(7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020	GBP	29,900	2	(128)	(126)	9	0
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		2,080	53	(40)	13	3	0
Receive(7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,010	(398)	117	(281)	0	(7)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	09/18/2020	JPY	40,000	(6)	4	(2)	0	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023		1,080,000	388	90	478	1	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024		1,220,000	470	109	579	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,190,000	(22)	(30)	(52)	0	(4)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		350,000	(6)	(3)	(9)	0	(1)
Receive(7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		220,000	(12)	(9)	(21)	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044		513,000	113	710	823	5	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028	EUR	4,500	1	(32)	(31)	0	(2)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		800	(1)	3	2	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,620	31	(62)	(31)	0	(3)
Pay	CPURNSA	1.460	Maturity	07/18/2018		$7,900	0	94	94	0	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		340	0	0	0	0	0
Receive	CPURNSA	1.715	Maturity	07/18/2019		7,900	0	(102)	(102)	0	0
Receive	CPURNSA	2.070	Maturity	10/04/2019		9,900	0	(90)	(90)	0	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		60	0	0	0	0	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,100	0	51	51	0	(2)
Pay	CPURNSA	2.021	Maturity	11/25/2020		4,900	0	50	50	0	(2)
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,900	64	4	68	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,390	42	3	45	0	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		8,200	0	233	233	0	(1)
Receive	CPURNSA	2.063	Maturity	05/12/2025		22,600	0	(342)	(342)	0	(2)
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,900	(102)	(10)	(112)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		1,390	(64)	(7)	(71)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		6,700	(325)	(34)	(359)	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		5,700	0	(152)	(152)	1	0
Receive	CPURNSA	2.122	Maturity	08/01/2027		3,800	0	(96)	(96)	1	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		1,730	0	(38)	(38)	0	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		1,700	0	(43)	(43)	0	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		1,900	0	(46)	(46)	0	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	210	0	1	1	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		7,210	0	(25)	(25)	2	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		4,460	0	(7)	(7)	1	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		760	0	0	0	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		440	1	4	5	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030	GBP	27,800	10	1,112	1,122	0	(50)
Receive	UKRPI	3.530	Maturity	10/15/2031		500	5	14	19	0	(1)
Receive	UKRPI	3.470	Maturity	09/15/2032		800	(12)	30	18	0	(2)
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(29)	(1)	(30)	1	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,810	125	(125)	0	2	0

							$1,832	$1,537	$3,369	$101	$(117)

Total Swap Agreements							$(272)	$1,868	$1,596	$104	$(153)

(n)	Securities with an aggregate market value of $11,691 and cash of $3,207 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $1and liability of $(1) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	$	2,464	AUD	3,338	$6	$0
	07/2018		168	TRY	783	1	0
	08/2018	AUD	3,338		$2,464	0	(6)
	08/2018	MXN	43,984		2,236	41	0
BPS	07/2018	ARS	96,534		3,393	73	(5)
	07/2018	BRL	16,131		4,184	22	0
	07/2018	CLP	615,800		967	24	0
	07/2018	TWD	29,398		988	22	0
	07/2018	$	2,175	ARS	58,307	0	(160)
	07/2018		4,416	BRL	16,131	0	(254)
	07/2018		25,487	JPY	2,768,171	0	(485)
	07/2018		1,618	PEN	5,296	0	(7)
	07/2018		1,272	TRY	5,900	3	0
	09/2018	PEN	5,296		$1,615	6	0
	10/2018	BRL	8,770		2,543	301	0
	01/2019		16,408		4,426	265	0
BRC	07/2018	TRY	5,048		1,093	3	0
	07/2018	ZAR	5,796		426	5	0
	08/2018	MXN	25,764		1,286	0	0
	08/2018	ZAR	12,981		948	6	0
	09/2018	KRW	1,266,193		1,143	3	0
CBK	07/2018	BRL	4,407		1,143	6	0
	07/2018	CAD	3,100		2,390	32	0
	07/2018	GBP	31,249		41,401	160	0
	07/2018	$	1,177	BRL	4,407	0	(40)
	07/2018		6,244	CAD	8,129	0	(61)
	07/2018		6,321	CHF	6,243	0	(16)
	07/2018		2,351	DKK	14,113	0	(139)
	07/2018		106	TRY	489	0	0
	09/2018	KRW	497,198		$465	17	0
	09/2018	TWD	36,744		1,238	26	0
	01/2019	BRL	4,551		1,197	43	0
DUB	07/2018	ARS	61,229		2,195	79	0
	07/2018	BRL	3,800		1,123	143	0
	07/2018	$	2,132	ARS	61,229	5	(19)
	07/2018		986	BRL	3,800	0	(5)
FBF	07/2018	EUR	60		$74	4	0
	07/2018	$	2,453	COP	7,060,257	0	(45)
GLM	07/2018	BRL	3,685		$974	25	0
	07/2018	CAD	900		694	10	0
	07/2018	EUR	986		1,145	0	(7)
	07/2018	GBP	1,448		1,931	20	0
	07/2018	PEN	5,296		1,615	3	0
	07/2018	RUB	30,467		487	2	0
	07/2018	$	841	GBP	625	0	(17)
	07/2018		486	MXN	10,064	19	0
	07/2018		487	PHP	26,182	3	0
	07/2018	ZAR	5,863		$443	17	0
	08/2018	RUB	60,189		951	0	(2)
	09/2018	IDR	21,738,864		1,544	42	0
	09/2018	INR	155,578		2,258	10	0
	09/2018	KRW	2,242,989		2,102	83	0
	09/2018	$	278	PHP	14,667	0	(5)
HUS	07/2018	RUB	30,657		$487	0	(1)
	07/2018	$	487	PLN	1,786	0	(10)
	07/2018		591	TRY	2,748	7	(1)
	08/2018	EUR	1,360		$1,691	96	0
	10/2018		100		124	7	0
IND	08/2018	$	496	ZAR	6,307	0	(39)
JPM	07/2018	AUD	3,338		$2,514	44	0
	07/2018	BRL	18,600		4,824	25	0
	07/2018	CHF	5,116		5,164	0	(3)
	07/2018	EUR	340		424	27	0
	07/2018	JPY	640,000		5,889	98	0
	07/2018	NZD	803		565	21	0
	07/2018	$	5,081	BRL	18,600	0	(282)
	07/2018		930	INR	62,886	0	(13)
	07/2018		488	PLN	1,815	0	(3)
	07/2018	ZAR	11,949		$899	30	(1)
	08/2018	$	5,177	CHF	5,116	3	0
	08/2018		2,752	MXN	53,663	0	(72)
	10/2018	NGN	134,067		$358	0	(9)
	11/2018		413,751		1,102	0	(21)
	01/2019	BRL	19,173		5,163	300	0
MSB	07/2018		42,940		12,433	1,354	0
	07/2018	JPY	300,000		2,761	46	0
	07/2018	RUB	192,016		3,061	5	0
	07/2018	$	11,136	BRL	42,940	0	(57)
	09/2018	ARS	4,833		$219	62	0
	09/2018	THB	7,261		229	9	0
	09/2018	$	1,327	SGD	1,769	0	(26)
	10/2018		3,031	RUB	192,016	0	(5)
NGF	09/2018	CNH	31,982		$5,009	201	0
	09/2018	KRW	837,383		756	2	0
	09/2018	SGD	2,575		1,899	6	0
	09/2018	TWD	57,435		1,899	5	0
RBC	07/2018	DKK	6,595		1,065	31	0
RYL	09/2018	HKD	1,358		173	0	0
	10/2018	EUR	300		374	22	0
SCX	07/2018	BRL	7,602		1,972	10	0
	07/2018	COP	3,577,563		1,258	38	0
	07/2018	DKK	7,519		1,178	0	0
	07/2018	SEK	16,223		1,822	11	0
	07/2018	$	2,072	BRL	7,602	0	(111)
	07/2018		3,007	RUB	192,016	48	0
	08/2018		2,507		157,066	0	(20)
	08/2018		1,826	SEK	16,223	0	(11)
	10/2018		1,187	DKK	7,519	0	0
	01/2019	BRL	7,740		$2,079	116	0
SOG	07/2018	TWD	29,540		974	3	(1)
	07/2018	$	453	INR	31,095	0	0
	07/2018		487	PHP	26,078	1	0
	07/2018		487	PLN	1,811	0	(3)
	07/2018		1,821	SEK	16,223	0	(9)
	08/2018		66	ARS	1,370	0	(21)
SSB	07/2018	CHF	1,127		$1,140	2	0
	07/2018	$	464	INR	31,808	0	0
	09/2018	HKD	16,058		$2,050	1	0
TOR	07/2018	JPY	2,768,171		25,197	194	0
	08/2018	$	24,497	JPY	2,685,971	0	(188)
UAG	07/2018		42,407	GBP	32,072	0	(80)
	07/2018		577	NOK	4,710	1	0
	07/2018		487	PLN	1,763	0	(16)
	08/2018	GBP	32,072		$42,467	83	0
	09/2018	RUB	377,236		6,001	39	0
	09/2018	$	3,827	HKD	29,967	0	(2)
	09/2018		3,037	IDR	43,262,394	0	(49)
	09/2018		1,791	INR	122,693	0	(18)

Total Forward Foreign Currency Contracts						$4,478	$(2,345)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value		Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.300 «	EURUSD	1.200	03/15/2019	3,530	$96	$205

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY 117.250	07/26/2018	$17,000	$2	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	$124,100	$4,913	$370

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC EURO STOXX 50	3,400.000	07/20/2018	EUR 1	$60	$66

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	$71.500	08/06/2018	$10,000	$0	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2048	109.000	08/06/2018	16,600	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	73.000	07/05/2018	21,240	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	20,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	68.000	07/05/2018	7,000	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	48,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	72,000	3	0

					$8	$0

Total Purchased Options					$5,079	$641

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$2,600	$(2)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		5,000	(6)	(6)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	8,200	(16)	(11)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		$1,600	(2)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		2,000	(3)	(2)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	21,000	(43)	(53)

							$(72)	$(73)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$3,470	$(39)	$(25)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(106)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,400	(291)	(37)
JPM	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	$	8,600	(23)	33
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	(23)	35
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		11,700	(132)	(11)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(8)

							$(671)	$12

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$76,500	$(59)	$(110)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX Banks	110.000	07/20/2018	EUR	36	$(52)	$(88)
	Call - OTC MSCI Emerging Markets	1,100.000	07/20/2018	$	5	(33)	(22)
JPM	Call - OTC EURO STOXX 50	3,450.000	07/20/2018	EUR	2	(56)	(62)

						$(141)	$(172)

Total Written Options						$(982)	$(368)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN N8 †	$8.420	Maturity	07/31/2018	650	$0	$1	$1	$0
GST	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	1,300	0	2	2	0
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	5,700	0	2	2	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,900	0	2	2	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	2,100	0	0	0	0

							$0	$7	$7	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$	200	$(17)	$12	$0	$(5)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880		300	(26)	19	0	(7)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295		9,500	(616)	173	0	(443)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880		2,100	(146)	95	0	(51)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295		1,800	(114)	30	0	(84)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880		100	(7)	5	0	(2)
	Deutsche Bank AG	1.000	Quarterly	12/20/2021	3.036	EUR	400	(83)	51	0	(32)

								$(1,009)	$385	$0	$(624)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$1,577	$(34)	$44	$10	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(48)	41	0	(7)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(19)	22	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	451	28	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	531	0	(3)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	656	38	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	204	0	(31)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	68	0	(13)

						$(1,992)	$2,017	$79	$(54)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	12,740	$0	$0	$0	$0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,900	0	3	3	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		6,820	0	2	2	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		1,470	0	(3)	0	(3)
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,310	0	2	2	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		2,680	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		1,660	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,140	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		6,510	0	1	1	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		1,390	0	2	2	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026		$300	0	(16)	0	(16)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		4,000	0	(207)	0	(207)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		2,300	0	(121)	0	(121)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		15,300	0	(791)	0	(791)

								$0	$(1,127)	$14	$(1,141)

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	SPGCINP Index †	4,641	-0.05	Monthly	08/15/2018	$951	$0	$41	$41	$0
	Receive	DWRTFT Index	70	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	231	0	7	7	0
	Receive	S&P Banks Select Industry Index	3,854	1-Month USD-LIBOR plus a specified spread	Monthly	11/15/2018	2,467	0	(109)	0	(109)
FBF		Swiss Market Index	640	1-Month USD-LIBOR plus a specified spread	Maturity	09/21/2018	5,491	0	(5)	0	(5)
GST	Pay	SPGCINP Index †	413	-0.05	Monthly	08/15/2018	$85	0	4	4	0
MEI	Receive	NDUEEGF Index	83,891	1-Month USD-LIBOR plus a specified spread	Quarterly	06/20/2019	43,741	0	(2,975)	0	(2,975)

								$0	$(3,037)	$52	$(3,089)

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	0	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	$0	$0	$12	$12	$0
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	111,779	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019	12,815	0	19	19	0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	121,342	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	14,014	0	135	135	0

								$0	$166	$166	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (8)†	7.023%	Maturity	07/29/2020	$6,604	$0	$324	$324	$0
	Pay	GOLDLNPM Index (8)†	7.840	Maturity	09/09/2020	357	0	20	20	0
JPM	Receive	GOLDLNPM Index (8)†	3.861	Maturity	07/29/2020	5,929	0	(130)	0	(130)
	Receive	GOLDLNPM Index (8)†	3.976	Maturity	07/29/2020	675	0	(16)	0	(16)
	Receive	GOLDLNPM Index (8)†	4.268	Maturity	09/09/2020	357	0	(7)	0	(7)

							$0	$191	$344	$(153)

Total Swap Agreements							$(3,001)	$(1,398)	$662	$(5,061)

(p)

Securities with an aggregate market value of $5,688 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,052	$0	$30,052
Industrials	0	7,155	0	7,155
Utilities	0	10,286	0	10,286
U.S. Government Agencies	0	194,185	0	194,185
U.S. Treasury Obligations	0	105,937	0	105,937
Non-Agency Mortgage-Backed Securities	0	3,851	0	3,851
Asset-Backed Securities	0	18,144	0	18,144
Sovereign Issues	0	96,337	0	96,337
Common Stocks
Financials	8,734	0	0	8,734
Industrials	1,912	0	0	1,912
Information Technology	2,336	0	0	2,336
Materials	2,048	0	0	2,048
Exchange-Traded Funds	21,606	0	0	21,606
Real Estate Investment Trusts
Real Estate	6,731	0	0	6,731
Short-Term Instruments
Certificates of Deposit	0	1,599	0	1,599
Commercial Paper	0	3,042	0	3,042
Repurchase Agreements	0	53,057	0	53,057
Argentina Treasury Bills	0	2,756	0	2,756
Greece Treasury Bills	0	2,520	0	2,520
Japan Treasury Bills	0	8,491	0	8,491
Nigeria Treasury Bills	0	1,550	0	1,550
U.S. Treasury Bills	0	118	0	118
	$43,367	$539,080	$0	$582,447

Investments in Affiliates, at Value
Mutual Funds	109,874	0	0	109,874
Short-Term Instruments
Central Funds Used for Cash Management Purposes	36,341	0	0	36,341
	$146,215	$0	$0	$146,215

Total Investments	$189,582	$539,080	$0	$728,662

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,446)	$0	$(34,446)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	888	893	0	1,781
Over the counter	0	5,576	205	5,781
	$888	$6,469	$205	$7,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(646)	(1,234)	0	(1,880)
Over the counter	0	(7,774)	0	(7,774)

	$(646)	$(9,008)	$0	$(9,654)

Total Financial Derivative Instruments	$242	$(2,539)	$205	$(2,092)

Totals	$189,824	$502,095	$205	$692,124

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA and Government Securities Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.4% (¤)
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
3.197% (US0003M + 0.860%) due 07/03/2033 ~	$500	$462

Total Corporate Bonds & Notes (Cost $378)		462

U.S. GOVERNMENT AGENCIES 160.1%
Fannie Mae
1.188% due 10/25/2046 ~(a)	268	11
1.282% due 04/25/2046 ~(a)	707	29
1.316% due 07/25/2044 ~(a)	1,152	55
1.336% due 07/25/2044 ~(a)	932	43
1.341% due 07/25/2052 ~(a)	875	38
1.356% due 03/25/2045 ~(a)	883	40
1.369% due 04/25/2055 ~(a)	1,451	69
1.398% due 01/25/2045 ~(a)	956	38
1.414% due 07/25/2045 - 09/25/2045 ~(a)	4,645	261
1.467% due 08/25/2054 ~(a)	1,285	66
1.494% due 08/25/2055 ~(a)	917	48
1.577% due 08/25/2044 ~(a)	903	43
1.924% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	618	461
2.000% due 07/01/2028 - 09/01/2028	2,189	2,104
2.313% due 01/25/2022 ~(a)	4,554	180
2.600% due 09/01/2024	6,700	6,470
2.717% (US0012M + 1.790%) due 02/01/2042 ~	930	979
3.000% due 04/01/2031 - 05/25/2048	10,550	10,164
3.000% due 09/25/2039 - 05/25/2046 (a)	9,925	1,210
3.440% due 02/01/2032	2,987	2,928
3.498% (H15T1Y + 2.221%) due 10/01/2037 ~	5,424	5,728
3.500% due 09/01/2039 - 03/01/2048	23,970	23,934
3.500% due 08/25/2043 - 04/25/2046 (a)	1,962	269
3.570% due 08/25/2028 «(c)	1,548	1,548
3.667% (H15T1Y + 2.041%) due 09/01/2041 ~	1,158	1,212
3.712% (US0012M + 1.731%) due 05/01/2038 ~	3,215	3,389
3.766% (H15T1Y + 2.280%) due 05/01/2035 ~	361	383
3.780% due 08/01/2028 «(c)	590	601
3.791% (H15T1Y + 2.238%) due 01/01/2036 ~	909	960
4.000% due 05/01/2019 - 06/01/2048	50,314	51,570
4.000% due 06/25/2044 (a)	305	53
4.059% (- 1.0*LIBOR01M + 6.150%) due 08/25/2042 ~(a)	1,448	189
4.109% (- 1.0*LIBOR01M + 6.200%) due 11/25/2044 ~(a)	6,604	1,092
4.500% due 03/01/2019 - 01/01/2042	6,807	7,083
4.500% due 06/25/2024 (a)	125	3
4.559% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 ~(a)	5,048	36
4.708% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	780	673
5.000% due 04/01/2027 - 11/01/2043	211	220
5.500% due 02/01/2027 - 11/01/2039	431	461
5.500% due 05/25/2045 (a)	635	141
5.800% due 02/01/2035	25	25
6.000% due 04/01/2028 - 10/01/2048	3,131	3,447
6.500% due 09/01/2036 - 09/01/2037	214	226
6.500% due 04/25/2038 (a)	138	28
Fannie Mae, TBA
2.500% due 07/01/2048	3,500	3,278
3.000% due 08/01/2033 - 07/01/2048	13,200	13,107
3.500% due 07/01/2033 - 07/01/2048	7,100	7,174
4.000% due 08/01/2033	3,000	3,073
4.500% due 07/01/2033	1,500	1,509
5.000% due 08/01/2048	18,200	19,245
Freddie Mac
0.000% due 05/15/2033 (b)(d)	395	349
0.942% due 10/15/2037 ~(a)	287	11
1.054% due 10/15/2037 ~(a)	114	4
1.115% due 01/25/2020 ~(a)	34,048	419
1.130% due 11/25/2022 ~(a)	7,400	264
1.273% due 05/15/2037 ~(a)	206	10
1.297% due 03/15/2037 ~(a)	305	16
1.322% due 11/15/2038 ~(a)	896	47
1.341% due 04/25/2021 ~(a)	21,638	597
1.375% due 11/15/2036 ~(a)	753	44
1.380% due 08/15/2041 ~(a)	276	14
1.408% due 06/15/2038 ~(a)	481	26

1.413% due 10/15/2041 ~(a)	592	25
1.448% due 11/25/2019 ~(a)	11,575	158
1.550% due 02/15/2038 ~(a)	656	35
1.624% due 08/15/2036 ~(a)	570	21
1.780% due 07/25/2019	507	503
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	1,271	1,269
2.331% (LIBOR01M + 0.330%) due 11/25/2021 ~	552	553
2.351% (LIBOR01M + 0.350%) due 09/25/2021 ~	621	622
2.500% due 01/01/2028 - 02/01/2033	8,231	8,006
2.500% due 01/15/2040 (a)	3,439	330
3.000% due 01/01/2033 - 05/15/2048	12,665	12,385
3.000% due 02/15/2033 - 12/15/2042 (a)	3,888	375
3.417% (H15T1Y + 2.250%) due 09/01/2034 ~	1,861	1,974
3.500% due 01/15/2043 - 08/15/2045 (a)	3,051	596
3.515% (US0012M + 1.766%) due 11/01/2036 ~	581	610
3.518% (US0012M + 1.866%) due 11/01/2041 ~	3,980	4,174
3.777% (US0012M + 1.781%) due 10/01/2039 ~	3,184	3,343
4.000% due 02/01/2019 - 08/01/2042	5,149	5,296
4.000% due 11/15/2042 (a)	2,018	360
4.200% (H15T1Y + 2.450%) due 05/01/2031 ~	7	7
4.500% due 02/01/2019 - 08/01/2040	572	583
4.500% due 11/15/2019 - 12/15/2024 (a)	872	23
5.000% due 07/01/2033 - 03/01/2041	203	208
5.500% due 09/01/2034 - 03/01/2041	434	456
6.000% due 08/01/2023	8	8
6.471% (- 2.667*LIBOR01M + 12.000%) due 10/15/2035 ~	392	385
6.980% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	595	593
7.500% due 08/15/2029 (a)	4	1
8.070% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	3,527	3,954
Freddie Mac, TBA
2.500% due 07/01/2048	6,000	5,610
3.500% due 07/01/2048	6,000	5,967
4.000% due 08/01/2048	2,000	2,035
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(d)	811	589
0.000% due 10/16/2042 - 01/16/2052 ~(a)	17,367	72
0.045% due 01/16/2044 ~(a)	5,600	2
0.270% due 12/20/2045 ~(a)	719	14
0.368% due 06/20/2042 ~(a)	1,441	31
0.418% due 06/20/2042 ~(a)	1,324	33
0.494% due 11/20/2045 ~(a)	948	26
0.498% due 09/20/2045 ~(a)	1,921	50
0.563% due 08/16/2052 ~(a)	22,984	437
0.606% due 08/20/2045 ~(a)	615	16
0.628% due 04/16/2042 ~(a)	1,640	46
0.727% due 11/16/2044 ~(a)	227	58
0.819% due 06/20/2043 ~(a)	1,114	27
0.877% due 11/16/2043 ~(a)	18,089	651
1.500% due 03/20/2039	3,910	3,887
2.285% (LIBOR01M + 0.200%) due 01/16/2031 ~	127	127
2.287% (US0001M + 0.370%) due 10/20/2066 ~	1,843	1,845
2.335% (LIBOR01M + 0.250%) due 08/16/2032 ~	2	2
2.385% (LIBOR01M + 0.300%) due 12/16/2026 - 08/16/2031 ~	86	87
2.417% (US0001M + 0.500%) due 01/20/2062 - 03/20/2065 ~	923	925
2.497% (US0001M + 0.580%) due 09/20/2062 ~	713	715
2.500% due 09/20/2027 (a)	4,250	314
2.500% due 06/15/2043 - 04/20/2047	2,681	2,544
2.585% (LIBOR01M + 0.500%) due 05/16/2027 ~	14	14
2.597% (US0001M + 0.680%) due 08/20/2061 - 11/20/2065 ~	7,462	7,522
2.617% (US0001M + 0.700%) due 12/20/2061 - 10/20/2065 ~	9,851	9,903
2.625% (H15T1Y + 1.500%) due 06/20/2038 ~	134	139
2.635% (LIBOR01M + 0.550%) due 04/16/2032 ~	47	48
2.637% (US0001M + 0.720%) due 09/20/2063 ~	3,794	3,829
2.656% (US0001M + 0.680%) due 02/20/2060 ~	12,820	12,903
2.667% (US0001M + 0.750%) due 10/20/2061 - 09/20/2065 ~	7,464	7,560
2.717% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	8,720	8,849
2.969% (H15T1Y + 0.908%) due 03/20/2058 ~	4,058	4,126
2.995% (LIBOR01M + 1.117%) due 05/20/2061 ~	2,305	2,348
3.000% due 11/20/2026 - 10/20/2047	30,443	29,872
3.000% due 01/20/2029 - 02/20/2043 (a)	8,663	1,056
3.074% (H15T1Y + 1.016%) due 05/20/2061 ~	4,398	4,474
3.150% due 11/15/2042 - 12/20/2042	665	653
3.217% (US0001M + 1.300%) due 09/20/2063 ~	2,385	2,439
3.375% (H15T1Y + 1.500%) due 02/20/2030 - 01/20/2034 ~	465	477
3.500% due 09/15/2040 - 12/20/2047	63,053	63,499
3.500% due 01/20/2041 - 09/20/2046 (a)	4,973	763
3.603% (LIBOR01M + 1.731%) due 04/20/2061 ~	4,645	4,850
3.750% due 06/20/2045 - 12/20/2045	4,503	4,572
4.000% due 04/15/2025 - 04/20/2048	32,433	33,366
4.000% due 10/20/2043 - 05/20/2044 (a)	1,033	177
4.050% due 04/15/2040 - 12/15/2040	3,248	3,339
4.417% due 01/20/2031 ~	8,798	9,038
4.500% due 04/15/2030 - 05/20/2048	86,264	90,224
4.708% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	519	446
4.875% due 08/15/2039 - 10/15/2040	414	431
5.000% due 12/20/2032 - 01/20/2048	16,160	17,178

5.250% due 08/20/2039	450	476
5.500% due 04/15/2025 - 08/20/2047	12,881	13,685
6.000% due 02/15/2029 - 02/20/2047	10,351	11,231
6.500% due 12/15/2023 - 10/20/2038	384	423
7.000% due 08/20/2031	0	1
7.500% due 12/15/2023 - 06/15/2032	150	171
8.000% due 09/15/2030	1	1
Ginnie Mae, TBA
3.000% due 07/01/2048	141,500	138,403
3.500% due 07/01/2048	173,800	174,425
4.000% due 07/01/2048 - 08/01/2048	108,800	111,426
4.500% due 07/01/2048	2,500	2,599
5.000% due 07/01/2048 - 08/01/2048	12,800	13,392

Total U.S. Government Agencies (Cost $1,059,330)		1,040,986

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Notes
1.625% due 06/30/2020 (g)	5,445	5,349
2.250% due 11/15/2025	4,700	4,520
2.250% due 02/15/2027	10,425	9,948
2.375% due 01/31/2023	6,400	6,304
2.375% due 05/15/2027	1,100	1,059
2.500% due 03/31/2023	2,200	2,178
2.750% due 02/15/2028	2,250	2,230

Total U.S. Treasury Obligations (Cost $32,525)		31,588

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	2,119	1,880
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~	12	12
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	1,702	1,690
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,171	3,101
La Hipotecaria Panamanian Mortgage Trust
3.258% (PNMR - 2.242%) due 11/24/2042 «•	4,661	4,543
Merrill Lynch Mortgage Investors Trust
3.480% (H15T1Y + 2.250%) due 10/25/2035 •	244	248
Mortgage Equity Conversion Asset Trust
2.810% (H15T1Y + 0.470%) due 02/25/2042 «•	8,379	7,589
2.840% (T1Y + 0.500%) due 05/25/2042 «•	22,503	20,252
Structured Asset Mortgage Investments Trust
2.745% (US0001M + 0.660%) due 09/19/2032 •	25	24
UBS-Barclays Commercial Mortgage Trust
1.279% due 04/10/2046 ~(a)	25,779	1,143
Wells Fargo Commercial Mortgage Trust
1.949% due 10/15/2045 ~(a)	10,188	622

Total Non-Agency Mortgage-Backed Securities (Cost $39,281)		41,104

ASSET-BACKED SECURITIES 4.9%
Cent CLO Ltd.
3.576% (US0003M + 1.210%) due 07/27/2026 •	2,000	2,003
Centex Home Equity Loan Trust
2.391% (US0001M + 0.300%) due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust
2.631% (LIBOR01M + 0.540%) due 06/25/2033 •	21	21
CVP Cascade CLO Ltd.
3.498% (US0003M + 1.150%) due 01/16/2026 •	1,798	1,800
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	2,200	2,201
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(c)	10,400	10,400
Flagship Ltd.
3.479% (US0003M + 1.120%) due 01/20/2026 •	1,457	1,458
Flatiron CLO Ltd.
3.513% (US0003M + 1.160%) due 01/17/2026 •	5,872	5,871
Home Equity Asset Trust
2.691% (US0001M + 0.600%) due 11/25/2032 •	3	2
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •	5,400	5,401
KVK CLO Ltd.
3.498% (US0003M + 1.150%) due 01/15/2026 •	1,732	1,733
Staniford Street CLO Ltd.
3.521% (US0003M + 1.180%) due 06/15/2025 •	508	508

VOLT LLC
3.375% due 04/25/2047	438	438

Total Asset-Backed Securities (Cost $31,841)		31,848

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (e) 0.1%		564

Total Short-Term Instruments (Cost $564)		564

Total Investments in Securities (Cost $1,163,919)		1,146,552

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	2,061,589	20,381

Total Short-Term Instruments (Cost $20,377)		20,381

Total Investments in Affiliates (Cost $20,377)		20,381

Total Investments 179.5% (Cost $1,184,296)		$1,166,933
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $3,086)		119
Other Assets and Liabilities, net (79.5)%		(516,781)

Net Assets 100.0%		$650,271

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$564	U.S. Treasury Notes 1.875% due 02/28/2022	$(577)	$564	$564

Total Repurchase Agreements						$(577)	$564	$564

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.0)%
Fannie Mae, TBA	2.500%	07/01/2033	$12,500	$(12,102)	$(12,149)
Fannie Mae, TBA	2.500	08/01/2033	2,000	(1,935)	(1,942)
Fannie Mae, TBA	3.000	07/01/2048	700	(676)	(678)
Fannie Mae, TBA	3.000	08/01/2048	44,500	(42,956)	(43,057)
Fannie Mae, TBA	3.500	07/01/2048	3,000	(2,985)	(2,985)
Fannie Mae, TBA	4.000	07/01/2048	9,200	(9,371)	(9,379)
Fannie Mae, TBA	4.000	08/01/2048	2,700	(2,748)	(2,749)
Fannie Mae, TBA	4.500	08/01/2048	23,500	(24,400)	(24,428)
Fannie Mae, TBA	5.500	07/01/2048	3,000	(3,223)	(3,216)
Ginnie Mae, TBA	4.500	08/01/2048	3,500	(3,628)	(3,633)

Total Short Sales (16.0)%				$(104,024)	$(104,216)

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(3,191) at a weighted average interest rate of 1.628%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	FInancial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	45	$(5,408)	$(53)	$0	$0

Total Futures Contracts				$(53)	$0	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$3,400	$195	$198	$393	$3	$0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	4,200	44	243	287	4	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	1,900	0	132	132	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	1,900	(23)	95	72	2	0
Receive	3-Month USD-LIBOR	3.036	Semi-Annual	05/16/2028	6,700	0	(49)	(49)	6	0
Pay	3-Month USD-LIBOR	2.987	Semi-Annual	06/12/2028	9,800	0	53	53	0	(8)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028	3,900	39	44	83	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,800	289	(51)	238	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	2,100	137	(12)	125	2	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	8,000	0	(20)	(20)	0	(7)
Pay (1)	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	1,700	0	(2)	(2)	0	(1)
Pay (1)	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	300	0	3	3	0	0
Pay (1)	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	600	0	6	6	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	7,700	(296)	659	363	13	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	27,100	2,631	60	2,691	43	0

						$3,016	$1,359	$4,375	$83	$(17)

Total Swap Agreements						$3,016	$1,359	$4,375	$83	$(17)

(g)	Securities with an aggregate market value of $959 and cash of $3,562 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440%	12/13/2018	$1,500	$8	$5
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019	3,500	27	9
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	12/13/2018	2,400	14	8
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	135,000	112	113
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	11/01/2018	15,000	85	35
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	4,700	31	15
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	10,200	76	25

							$353	$210

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Ginnie Mae, TBA 4.000% due 07/01/2048	$71.000	07/05/2018	$50,000	$2	$0

Total Purchased Options					$355	$210

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$97.859	07/05/2018	$1,000	$(3)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.859	07/05/2018	2,500	(5)	(1)
FAR	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	97.555	09/06/2018	1,500	(5)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.688	09/06/2018	3,000	(9)	(11)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.789	09/06/2018	2,000	(6)	(6)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.402	08/06/2018	2,000	(6)	(3)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.148	07/05/2018	2,500	(6)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.844	08/06/2018	1,500	(2)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.844	08/06/2018	1,500	(2)	(1)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.633	07/05/2018	1,000	(3)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	2,500	(9)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.234	07/05/2018	7,500	(22)	(25)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.703	08/06/2018	1,000	(3)	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.828	08/06/2018	1,500	(4)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.703	08/06/2018	1,000	(2)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.828	08/06/2018	1,500	(3)	(3)
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	98.070	09/06/2018	1,500	(3)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.070	09/06/2018	1,500	(3)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.824	07/05/2018	2,500	(5)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	102.141	07/05/2018	3,000	(7)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.641	08/06/2018	1,000	(3)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.000	08/06/2018	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.641	08/06/2018	2,000	(4)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.000	08/06/2018	1,000	(1)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	102.563	09/06/2018	1,000	(2)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	2,500	(9)	0
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.031	09/06/2018	1,500	(8)	(10)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.047	09/06/2018	3,000	(14)	(20)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.969	07/05/2018	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.016	07/05/2018	3,500	(9)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.227	07/05/2018	4,000	(10)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.313	07/05/2018	5,000	(14)	(14)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.969	07/05/2018	1,000	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	100.031	07/05/2018	1,000	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.203	08/06/2018	10,000	(25)	(50)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.789	08/06/2018	8,000	(17)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.609	09/06/2018	2,500	(7)	(10)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.719	09/06/2018	2,000	(5)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.773	09/06/2018	2,000	(4)	(7)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.988	09/06/2018	1,500	(3)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.016	09/06/2018	2,000	(6)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.781	07/05/2018	2,000	(4)	(5)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.094	08/06/2018	1,500	(3)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.328	08/06/2018	1,500	(2)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.547	08/06/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.750	08/06/2018	1,500	(3)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.914	08/06/2018	2,000	(3)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.094	08/06/2018	1,500	(2)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.328	08/06/2018	1,500	(2)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.547	08/06/2018	1,000	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.750	08/06/2018	1,500	(2)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.711	09/06/2018	2,000	(6)	(9)

					$(285)	$(283)

Total Written Options					$(285)	$(283)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695%		08/17/2018	$25,000	$0	$(3)	$0	$(3)
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	30,000	0	17	17	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018	15,000	0	5	5	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.720		11/19/2018	25,000	0	(2)	0	(2)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	32,000	0	10	10	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	20,000	0	14	14	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	131,000	0	65	65	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695		08/16/2018	25,000	0	(3)	0	(3)

							$0	$103	$111	$(8)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$(629)	$0	$9	$9	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(130)	0	4	4	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(247)	0	6	6	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(162)	0	4	4	0

								$0	$23	$23	$0

Total Swap Agreements								$0	$126	$134	$(8)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$462	$0	$462
U.S. Government Agencies	0	1,038,837	2,149	1,040,986
U.S. Treasury Obligations	0	31,588	0	31,588
Non-Agency Mortgage-Backed Securities	0	5,619	35,485	41,104
Asset-Backed Securities	0	31,848	0	31,848
Short-Term Instruments
Repurchase Agreements	0	564	0	564
	$0	$1,108,918	$37,634	$1,146,552

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,381	$0	$0	$20,381

Total Investments	$20,381	$1,108,918	$37,634	$1,166,933

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(104,216)	$0	$(104,216)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	83	0	83
Over the counter	0	344	0	344
	$0	$427	$0	$427

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(17)	0	(17)
Over the counter	0	(291)	0	(291)

	$0	$(308)	$0	$(308)

Total Financial Derivative Instruments	$0	$119	$0	$119

Totals	$20,381	$1,004,821	$37,634	$1,062,836

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$2,148	$0	$0	$0	$1	$0	$0	$2,149	$1
Non-Agency Mortgage-Backed Securities	36,595	0	(1,097)	31	144	(188)	0	0	35,485	(132)

Totals	$36,595	$2,148	$(1,097)	$31	$144	$(187)	$0	$0	$37,634	$(131)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$1,548	Proxy Pricing	Base Price	100.031
	601	Proxy Pricing	Base Price	101.656
Non-Agency Mortgage-Backed Securities	7,644	Proxy Pricing	Base Price	97.269 - 97.313
	27,841	Third Party Vendor	Broker Quote	90.000 - 90.570

Total	$37,634

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.7% ¤
SHORT-TERM INSTRUMENTS 112.7%
COMMERCIAL PAPER 13.2%
HSBC Securities USA, Inc.
0.000% due 07/02/2018	$102,700	$102,700

REPURCHASE AGREEMENTS (c) 93.1%		727,428

U.S. TREASURY BILLS 6.4%
U.S. Treasury Bills
1.907% due 08/30/2018 - 09/27/2018 (a)(b)	50,400	50,238

Total Short-Term Instruments (Cost $880,366)		880,366

Total Investments in Securities (Cost $880,366)		880,366

Total Investments 112.7% (Cost $880,366)		$880,366
Other Assets and Liabilities, net (12.7)%		(99,406)

Net Assets 100.0%		$780,960

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.900%	06/29/2018	07/02/2018	$6,000	U.S. Treasury Notes 2.500% due 08/15/2023	$(6,176)	$6,000	$6,001
	2.220	06/29/2018	07/02/2018	350,000	U.S. Treasury Bonds 2.875% due 05/15/2043	(204,678)	350,000	350,065
					U.S. Treasury Notes 2.375% due 04/15/2021	(151,810)
FICC	1.500	06/29/2018	07/02/2018	3,528	U.S. Treasury Notes 2.375% due 03/15/2021	(3,599)	3,528	3,528
IND	2.300	06/29/2018	07/02/2018	122,200	U.S. Treasury Notes 1.375% due 01/31/2020	(124,644)	122,200	122,223
MBC	2.260	06/29/2018	07/02/2018	102,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(105,614)	102,700	102,719
NXN	2.220	06/29/2018	07/02/2018	143,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(145,378)	143,000	143,027

Total Repurchase Agreements						$(741,899)	$727,428	$727,563

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(202) at a weighted average interest rate of 2.171%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Commercial Paper	$0	$102,700	$0	$102,700
Repurchase Agreements	0	727,428	0	727,428
U.S. Treasury Bills	0	50,238	0	50,238

Total Investments	$0	$880,366	$0	$880,366

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Energizer Holdings. Inc.
TBD% due 05/18/2019		$7,150	$7,150
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		28,500	28,303
Getty Images, Inc.
5.594% (LIBOR03M + 3.500%) due 10/18/2019 ~		11,792	11,421

Total Loan Participations and Assignments (Cost $47,153)			46,874

CORPORATE BONDS & NOTES 90.3%
BANKING & FINANCE 8.4%
Ally Financial, Inc.
4.250% due 04/15/2021		4,000	4,010
4.625% due 03/30/2025		12,500	12,359
5.125% due 09/30/2024		15,000	15,300
7.500% due 09/15/2020		20,000	21,450
8.000% due 03/15/2020		10,000	10,712
8.000% due 11/01/2031		15,553	18,556
Blackstone CQP Holdco LP
6.000% due 08/18/2021		3,500	3,509
6.500% due 03/20/2021		16,750	16,834
BNP Paribas S.A.
7.375% due 08/19/2025 •(f)(g)		20,000	20,474
CIT Group, Inc.
5.000% due 08/15/2022		20,000	20,275
5.000% due 08/01/2023		15,000	15,211
6.125% due 03/09/2028		4,075	4,197
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)		30,000	30,675
Credit Suisse Group AG
6.250% due 12/18/2024 •(f)(g)		15,000	14,701
7.500% due 12/11/2023 •(f)(g)		3,000	3,105
Equinix, Inc.
2.875% due 10/01/2025	EUR	3,000	3,312
5.375% due 05/15/2027		$10,000	10,000
5.750% due 01/01/2025		3,750	3,796
5.875% due 01/15/2026		7,000	7,109
ESH Hospitality, Inc.
5.250% due 05/01/2025		20,000	19,350
FBM Finance, Inc.
8.250% due 08/15/2021		20,875	21,840
Freedom Mortgage Corp.
8.250% due 04/15/2025		10,000	9,875
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		10,000	9,725
Howard Hughes Corp.
5.375% due 03/15/2025		20,000	19,675
Intesa Sanpaolo SpA
5.017% due 06/26/2024		14,750	13,400
5.710% due 01/15/2026		8,000	7,324
7.700% due 09/17/2025 •(f)(g)		5,000	4,683
Jefferies Finance LLC
6.875% due 04/15/2022		5,000	5,013
7.375% due 04/01/2020		10,000	10,097
Lincoln Finance Ltd.
7.375% due 04/15/2021		5,400	5,595
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(f)(g)		50,000	50,900
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		8,000	7,470
4.500% due 01/15/2028		2,050	1,871
5.625% due 05/01/2024		10,000	10,175
Navient Corp.
5.625% due 08/01/2033		3,050	2,593
5.875% due 03/25/2021		8,300	8,456
5.875% due 10/25/2024		10,000	9,712
6.125% due 03/25/2024		20,000	19,850
6.500% due 06/15/2022		20,000	20,500
6.625% due 07/26/2021		1,750	1,802
6.750% due 06/25/2025		6,000	5,955
7.250% due 01/25/2022		7,000	7,350
8.000% due 03/25/2020		9,750	10,311

Provident Funding Associates LP
6.375% due 06/15/2025	9,000	8,784
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	13,891
5.750% due 05/01/2025	15,000	14,757
RHP Hotel Properties LP
5.000% due 04/15/2023	10,000	9,975
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	15,000	15,143
7.500% due 08/10/2020 •(f)(g)	15,000	15,330
7.648% due 09/30/2031 •(f)	15,095	18,982
8.625% due 08/15/2021 •(f)(g)	5,000	5,326
SLM Corp.
5.125% due 04/05/2022	2,875	2,868
Springleaf Finance Corp.
5.625% due 03/15/2023	12,000	11,966
6.125% due 05/15/2022	4,000	4,100
6.875% due 03/15/2025	8,000	7,960
7.125% due 03/15/2026	10,000	9,975
Tempo Acquisition LLC
6.750% due 06/01/2025	10,000	9,625
Vantiv LLC
4.375% due 11/15/2025	7,500	7,185

		674,974

INDUSTRIALS 73.0%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	5,000	5,013
5.625% due 02/15/2023	4,000	4,050
6.500% due 03/01/2024	4,250	4,378
Actuant Corp.
5.625% due 06/15/2022	10,000	10,150
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000	18,100
ADT Corp.
3.500% due 07/15/2022	10,000	9,410
4.125% due 06/15/2023	20,000	18,800
4.875% due 07/15/2032	12,600	9,922
6.250% due 10/15/2021	7,000	7,280
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	12,500	12,469
AECOM
5.125% due 03/15/2027	10,000	9,450
5.875% due 10/15/2024	9,250	9,585
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	20,000	18,700
Alcoa Nederland Holding BV
6.125% due 05/15/2028	3,500	3,531
6.750% due 09/30/2024	4,000	4,238
7.000% due 09/30/2026	3,750	3,994
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	4,675
5.000% due 10/01/2024	7,375	7,274
Altice Financing S.A.
6.625% due 02/15/2023	20,000	19,760
7.500% due 05/15/2026	10,000	9,697
Altice Finco S.A.
7.625% due 02/15/2025	10,000	8,963
Altice France S.A.
6.000% due 05/15/2022	20,000	20,150
6.250% due 05/15/2024	30,050	29,299
7.375% due 05/01/2026	22,000	21,592
Altice Luxembourg S.A.
7.625% due 02/15/2025 (j)	20,000	18,475
7.750% due 05/15/2022	20,000	19,425
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000	9,675
AMC Networks, Inc.
4.750% due 12/15/2022	5,000	5,019
4.750% due 08/01/2025	7,500	7,228
5.000% due 04/01/2024	10,000	9,875
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	7,500	7,706
5.875% due 05/15/2026	12,000	11,865
Amsted Industries, Inc.
5.000% due 03/15/2022	5,000	5,019
5.375% due 09/15/2024	7,500	7,481
Antero Resources Corp.
5.000% due 03/01/2025	5,000	5,000
5.125% due 12/01/2022	5,000	5,038
5.375% due 11/01/2021	10,000	10,162
Apergy Corp.
6.375% due 05/01/2026	5,375	5,469
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	6,781

5.000% due 02/01/2028	8,000	7,660
5.125% due 01/15/2024	2,500	2,506
Arconic, Inc.
5.125% due 10/01/2024	24,000	23,911
5.900% due 02/01/2027	5,000	5,063
5.950% due 02/01/2037	10,000	9,700
Ardagh Packaging Finance PLC
6.000% due 02/15/2025	11,000	10,739
7.250% due 05/15/2024	17,000	17,744
Ashland LLC
4.750% due 08/15/2022	20,000	20,170
6.875% due 05/15/2043	10,000	10,200
Ashtead Capital, Inc.
4.125% due 08/15/2025	9,500	8,906
4.375% due 08/15/2027	5,000	4,663
Associated Materials LLC
9.000% due 01/01/2024	25,000	26,312
Avon International Operations, Inc.
7.875% due 08/15/2022	10,350	10,311
Ball Corp.
4.000% due 11/15/2023	3,125	3,034
5.250% due 07/01/2025	10,250	10,493
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026	7,175	7,220
BC Unlimited Liability Co.
4.250% due 05/15/2024	15,000	14,287
5.000% due 10/15/2025	25,000	23,780
BCD Acquisition, Inc.
9.625% due 09/15/2023	12,000	12,840
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	38,000	35,340
6.375% due 10/01/2023	10,000	10,375
Berry Global, Inc.
4.500% due 02/15/2026	5,000	4,675
5.125% due 07/15/2023	7,000	6,965
5.500% due 05/15/2022	5,000	5,051
6.000% due 10/15/2022	5,000	5,165
Boise Cascade Co.
5.625% due 09/01/2024	10,000	10,075
Bombardier, Inc.
5.750% due 03/15/2022	5,000	5,044
6.125% due 01/15/2023	3,000	3,023
7.500% due 03/15/2025	12,500	13,078
7.750% due 03/15/2020	3,000	3,176
8.750% due 12/01/2021	14,000	15,470
Boyd Gaming Corp.
6.000% due 08/15/2026	6,500	6,443
6.375% due 04/01/2026	10,000	10,150
6.875% due 05/15/2023	10,000	10,512
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000	14,681
BWAY Holding Co.
5.500% due 04/15/2024	25,000	24,437
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,975
Caesars Resort Collection LLC
5.250% due 10/15/2025	40,000	37,950
Callon Petroleum Co.
6.125% due 10/01/2024	17,575	17,883
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (j)	7,000	7,123
Cascades, Inc.
5.500% due 07/15/2022	7,250	7,223
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	14,442
CBS Radio, Inc.
7.250% due 11/01/2024 (j)	14,000	13,405
CCO Holdings LLC
5.000% due 02/01/2028	15,000	13,800
5.125% due 02/15/2023	17,000	16,867
5.125% due 05/01/2027	10,000	9,363
5.250% due 09/30/2022	10,000	10,069
5.375% due 05/01/2025	12,000	11,640
5.500% due 05/01/2026	17,500	17,013
5.750% due 09/01/2023	7,750	7,828
5.750% due 02/15/2026	21,650	21,325
5.875% due 04/01/2024	22,000	22,165
5.875% due 05/01/2027	10,000	9,787
Centene Corp.
4.750% due 01/15/2025	5,000	4,988
5.625% due 02/15/2021	7,500	7,677
6.125% due 02/15/2024	8,125	8,582
Centene Escrow Corp.
5.375% due 06/01/2026	4,000	4,063
Central Garden & Pet Co.
5.125% due 02/01/2028	7,000	6,493

Cequel Communications Holdings LLC
5.125% due 12/15/2021	10,000	9,987
CF Industries, Inc.
5.150% due 03/15/2034	20,000	18,625
Change Healthcare Holdings LLC
5.750% due 03/01/2025	25,000	23,746
Chemours Co.
5.375% due 05/15/2027	5,750	5,578
6.625% due 05/15/2023	12,000	12,600
7.000% due 05/15/2025	13,500	14,546
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	17,500	17,412
5.875% due 03/31/2025	10,000	10,437
7.000% due 06/30/2024	15,250	16,680
Cheniere Energy Partners LP
5.250% due 10/01/2025	14,000	13,691
Chesapeake Energy Corp.
8.000% due 12/15/2022	15,000	15,802
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	18,600
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	25,000	25,550
7.625% due 03/15/2020	18,375	18,331
Clearwater Paper Corp.
4.500% due 02/01/2023 (j)	10,000	9,400
5.375% due 02/01/2025 (j)	6,000	5,468
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	5,805
5.750% due 03/01/2025	5,000	4,756
CNX Midstream Partners LP
6.500% due 03/15/2026	9,375	9,141
CNX Resources Corp.
5.875% due 04/15/2022	10,000	10,077
CommScope Technologies LLC
5.000% due 03/15/2027	10,000	9,438
6.000% due 06/15/2025	10,000	10,262
CommScope, Inc.
5.000% due 06/15/2021	5,000	5,019
5.500% due 06/15/2024	7,000	7,061
Community Health Systems, Inc.
5.125% due 08/01/2021	15,000	13,950
6.250% due 03/31/2023	12,500	11,500
8.625% due 01/15/2024 (a)	6,750	6,784
Constellium NV
5.750% due 05/15/2024	9,150	8,876
5.875% due 02/15/2026	12,500	12,094
Continental Resources, Inc.
5.000% due 09/15/2022	5,000	5,081
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	15,000	14,850
Core & Main LP
6.125% due 08/15/2025	30,000	28,575
Coty, Inc.
6.500% due 04/15/2026	8,000	7,695
Covey Park Energy LLC
7.500% due 05/15/2025	20,000	20,500
CPG Merger Sub LLC
8.000% due 10/01/2021	17,000	17,255
Crown Americas LLC
4.250% due 09/30/2026	7,750	7,111
4.500% due 01/15/2023	11,000	10,807
4.750% due 02/01/2026	8,300	7,906
CSC Holdings LLC
5.250% due 06/01/2024	15,000	14,212
5.375% due 02/01/2028	3,000	2,783
5.500% due 04/15/2027	12,000	11,490
6.625% due 10/15/2025	10,000	10,262
6.750% due 11/15/2021	12,000	12,600
10.125% due 01/15/2023	5,250	5,801
DAE Funding LLC
4.500% due 08/01/2022	12,000	11,670
5.000% due 08/01/2024	20,000	19,260
DaVita, Inc.
5.000% due 05/01/2025	15,000	14,156
5.125% due 07/15/2024	15,000	14,578
5.750% due 08/15/2022	5,000	5,088
Dell International LLC
5.875% due 06/15/2021	4,925	5,004
7.125% due 06/15/2024	5,750	6,097
Dell, Inc.
5.400% due 09/10/2040	4,950	4,344
6.500% due 04/15/2038	3,225	3,056
7.100% due 04/15/2028	2,405	2,591
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,165	4,470
5.700% due 10/15/2039	7,250	5,836

7.875% due 08/15/2025	10,000	10,400
Diamond Resorts International, Inc.
7.750% due 09/01/2023	12,000	12,540
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,000	6,851
5.375% due 05/31/2025	12,250	12,290
DISH DBS Corp.
5.000% due 03/15/2023	15,000	13,069
5.875% due 07/15/2022	25,000	23,594
5.875% due 11/15/2024	18,000	15,300
6.750% due 06/01/2021	15,000	15,056
7.750% due 07/01/2026	10,000	8,800
DJO Finance LLC
8.125% due 06/15/2021	17,000	17,292
10.750% due 04/15/2020	5,000	4,913
DKT Finance ApS
9.375% due 06/17/2023 (a)	6,500	6,598
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	12,000	12,180
EMC Corp.
3.375% due 06/01/2023	8,000	7,487
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,708
Endo Dac
6.000% due 07/15/2023	5,000	4,138
6.000% due 02/01/2025	10,000	7,850
Endo Finance LLC
5.375% due 01/15/2023	5,000	4,025
5.750% due 01/15/2022	8,000	7,200
7.250% due 01/15/2022	1,730	1,600
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026 (a)	6,600	6,724
Energizer Holdings, Inc.
5.500% due 06/15/2025	21,000	20,685
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000	10,275
7.500% due 10/15/2020	10,000	10,687
EnPro Industries, Inc.
5.875% due 09/15/2022	10,600	10,865
Ensco PLC
4.500% due 10/01/2024	9,000	7,448
5.200% due 03/15/2025	12,500	10,422
5.750% due 10/01/2044	20,000	14,200
7.750% due 02/01/2026	9,000	8,536
Envision Healthcare Corp.
5.125% due 07/01/2022	10,000	10,137
6.250% due 12/01/2024	5,000	5,350
EW Scripps Co.
5.125% due 05/15/2025	7,000	6,580
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	5,000	4,794
7.375% due 05/15/2024	5,750	6,052
FAGE International S.A.
5.625% due 08/15/2026	6,000	5,535
First Data Corp.
5.000% due 01/15/2024	20,000	19,925
5.375% due 08/15/2023	6,875	6,956
5.750% due 01/15/2024	20,000	20,062
7.000% due 12/01/2023	20,000	20,882
First Quality Finance Co., Inc.
4.625% due 05/15/2021	3,000	2,940
5.000% due 07/01/2025	5,500	5,046
First Quantum Minerals Ltd.
7.000% due 02/15/2021	5,000	5,059
7.250% due 05/15/2022	5,000	5,075
7.250% due 04/01/2023	10,000	10,025
7.500% due 04/01/2025	4,500	4,458
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	15,000	14,512
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	4,000	3,875
5.125% due 05/15/2024	2,500	2,388
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	5,000	4,919
3.550% due 03/01/2022	7,000	6,668
3.875% due 03/15/2023	15,000	14,212
4.000% due 11/14/2021	10,000	9,800
5.400% due 11/14/2034	25,000	22,812
Gates Global LLC
6.000% due 07/15/2022	12,594	12,783
GCP Applied Technologies, Inc.
5.500% due 04/15/2026	14,000	13,772
GLP Capital LP
5.375% due 11/01/2023	6,250	6,406
5.375% due 04/15/2026	5,000	4,963
5.750% due 06/01/2028	2,500	2,531

Graphic Packaging International LLC
4.125% due 08/15/2024		5,000	4,826
4.875% due 11/15/2022		5,000	5,031
Gray Television, Inc.
5.125% due 10/15/2024		5,000	4,788
5.875% due 07/15/2026		5,000	4,769
Griffon Corp.
5.250% due 03/01/2022		15,000	14,650
Grinding Media, Inc.
7.375% due 12/15/2023		7,000	7,315
Gulfport Energy Corp.
6.000% due 10/15/2024		10,000	9,675
6.375% due 05/15/2025		10,000	9,763
6.625% due 05/01/2023		5,000	5,063
Hanesbrands, Inc.
4.625% due 05/15/2024		11,000	10,780
4.875% due 05/15/2026		14,000	13,580
HCA Healthcare, Inc.
6.250% due 02/15/2021		11,500	11,960
HCA, Inc.
4.750% due 05/01/2023		7,500	7,500
5.000% due 03/15/2024		15,000	15,037
5.250% due 04/15/2025		10,000	10,025
5.250% due 06/15/2026		30,000	29,871
5.375% due 02/01/2025		9,500	9,378
5.500% due 06/15/2047		15,000	13,800
5.875% due 03/15/2022		10,000	10,450
5.875% due 05/01/2023		20,000	20,800
7.500% due 02/15/2022		25,000	27,250
8.360% due 04/15/2024		3,000	3,368
HD Supply, Inc.
5.750% due 04/15/2024		15,000	15,731
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025		4,000	3,900
5.750% due 09/01/2023		6,225	6,365
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		1,000	954
5.125% due 05/01/2026		11,250	11,109
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		9,000	8,798
4.875% due 04/01/2027		7,250	7,014
HudBay Minerals, Inc.
7.250% due 01/15/2023		5,000	5,175
7.625% due 01/15/2025		6,000	6,315
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		10,000	10,675
Huntsman International LLC
4.875% due 11/15/2020		7,000	7,131
5.125% due 11/15/2022		10,000	10,317
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	5,000	5,955
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$11,000	10,574
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		16,000	15,100
Indigo Natural Resources LLC
6.875% due 02/15/2026		10,000	9,725
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (j)		10,000	9,875
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		7,000	6,298
7.250% due 10/15/2020		10,000	10,000
7.500% due 04/01/2021		4,000	3,990
8.000% due 02/15/2024		15,000	15,787
International Game Technology PLC
6.250% due 02/15/2022		10,000	10,300
6.500% due 02/15/2025		20,000	20,750
IQVIA, Inc.
4.875% due 05/15/2023		15,000	15,225
5.000% due 10/15/2026		21,000	20,527
Jagged Peak Energy LLC
5.875% due 05/01/2026		11,000	10,807
Jaguar Holding Co.
6.375% due 08/01/2023		40,000	39,908
James Hardie International Finance DAC
5.000% due 01/15/2028		5,000	4,750
Jeld-Wen, Inc.
4.625% due 12/15/2025		15,000	14,325
4.875% due 12/15/2027		15,000	13,987
KAR Auction Services, Inc.
5.125% due 06/01/2025		10,000	9,575
KFC Holding Co.
4.750% due 06/01/2027		8,000	7,580
5.000% due 06/01/2024		8,750	8,660
5.250% due 06/01/2026		14,950	14,763

Kinetic Concepts, Inc.
7.875% due 02/15/2021	13,450	13,669
12.500% due 11/01/2021	15,000	16,650
KLX, Inc.
5.875% due 12/01/2022	12,500	13,031
L Brands, Inc.
5.625% due 02/15/2022	7,000	7,140
6.625% due 04/01/2021	10,000	10,600
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	5,000	4,888
4.875% due 11/01/2026	10,000	9,750
Lennar Corp.
4.750% due 11/29/2027	11,000	10,337
5.000% due 06/15/2027	15,000	14,437
5.250% due 06/01/2026	10,000	9,850
5.375% due 10/01/2022	9,000	9,225
6.625% due 05/01/2020	2,500	2,638
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	4,919
5.250% due 03/15/2026	16,750	15,973
5.375% due 01/15/2024	6,000	5,895
5.375% due 05/01/2025	10,000	9,650
LHMC Finco SARL
7.875% due 12/20/2023 (a)	7,500	7,336
LifePoint Health, Inc.
5.375% due 05/01/2024	5,000	4,831
5.500% due 12/01/2021	7,000	7,018
LIN Television Corp.
5.875% due 11/15/2022	10,000	10,250
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	10,425	10,112
LKQ Corp.
4.750% due 05/15/2023	10,000	10,000
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (j)	8,000	6,740
4.875% due 04/15/2020 (j)	5,000	4,938
5.500% due 04/15/2025	6,000	4,830
5.625% due 10/15/2023 (j)	3,000	2,516
5.750% due 08/01/2022 (j)	15,000	13,575
Masonite International Corp.
5.625% due 03/15/2023	15,000	15,408
Matador Resources Co.
6.875% due 04/15/2023	6,650	6,983
Matthews International Corp.
5.250% due 12/01/2025	10,000	9,600
MDC Holdings, Inc.
6.000% due 01/15/2043	5,000	4,377
MDC Partners, Inc.
6.500% due 05/01/2024	8,000	6,980
MGM Resorts International
4.625% due 09/01/2026	13,500	12,555
5.750% due 06/15/2025	7,000	7,026
6.000% due 03/15/2023	10,000	10,325
6.625% due 12/15/2021	20,000	21,100
6.750% due 10/01/2020	10,000	10,500
7.750% due 03/15/2022	20,000	21,850
Moog, Inc.
5.250% due 12/01/2022	14,375	14,698
MSCI, Inc.
4.750% due 08/01/2026	4,000	3,880
5.250% due 11/15/2024	8,000	8,120
5.375% due 05/15/2027	4,000	4,010
5.750% due 08/15/2025	11,000	11,385
Mueller Water Products, Inc.
5.500% due 06/15/2026	4,000	4,040
Multi-Color Corp.
4.875% due 11/01/2025	10,000	9,338
6.125% due 12/01/2022	5,000	5,138
Murphy Oil Corp.
4.000% due 06/01/2022	5,000	4,888
4.450% due 12/01/2022	5,000	4,937
5.750% due 08/15/2025	6,000	5,998
Murphy Oil USA, Inc.
6.000% due 08/15/2023	10,000	10,275
Nabors Industries, Inc.
5.500% due 01/15/2023	5,000	4,805
5.750% due 02/01/2025	7,500	7,106
NCR Corp.
4.625% due 02/15/2021	6,000	5,970
5.000% due 07/15/2022	10,875	10,821
6.375% due 12/15/2023	12,500	12,984
Netflix, Inc.
4.375% due 11/15/2026 (j)	22,500	21,145
4.875% due 04/15/2028	12,500	11,930
Newfield Exploration Co.
5.375% due 01/01/2026	10,000	10,275

5.625% due 07/01/2024		10,000	10,587
5.750% due 01/30/2022		10,000	10,462
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	4,831
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,188
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		1,000	965
4.500% due 09/15/2027		11,000	10,326
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		12,500	11,937
Nielsen Finance LLC
5.000% due 04/15/2022		6,750	6,649
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	7,618	8,652
Novelis Corp.
5.875% due 09/30/2026		$21,000	20,160
6.250% due 08/15/2024		15,000	15,037
Nufarm Australia Ltd.
5.750% due 04/30/2026		10,000	9,713
NXP BV
4.125% due 06/15/2020		5,000	5,063
4.125% due 06/01/2021		5,000	5,000
4.625% due 06/01/2023		7,000	7,099
Olin Corp.
5.000% due 02/01/2030		7,500	7,116
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		60,000	58,950
Pactiv LLC
7.950% due 12/15/2025		10,972	12,069
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		5,000	4,856
4.500% due 03/15/2023		25,000	23,807
5.250% due 08/15/2022		15,000	14,906
5.500% due 02/15/2024		10,000	9,898
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		10,000	10,175
Performance Food Group, Inc.
5.500% due 06/01/2024		7,000	6,930
PetSmart, Inc.
5.875% due 06/01/2025		6,000	4,635
7.125% due 03/15/2023		12,500	8,454
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		20,000	19,250
5.875% due 09/30/2027		5,000	4,650
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		11,250	11,735
Pinnacle Foods Finance LLC
5.875% due 01/15/2024		5,000	5,294
Pinnacle Operating Corp.
9.000% due 05/15/2023		642	610
Pisces Midco, Inc.
8.000% due 04/15/2026		20,000	19,336
Platform Specialty Products Corp.
5.875% due 12/01/2025		10,000	9,787
6.500% due 02/01/2022		5,000	5,100
Post Holdings, Inc.
5.000% due 08/15/2026		25,000	23,375
5.500% due 03/01/2025		5,000	4,894
5.625% due 01/15/2028		10,000	9,413
5.750% due 03/01/2027		21,000	20,317
8.000% due 07/15/2025		7,000	7,796
PQ Corp.
5.750% due 12/15/2025		3,750	3,722
6.750% due 11/15/2022		6,000	6,323
Precision Drilling Corp.
6.500% due 12/15/2021		540	554
7.750% due 12/15/2023		7,925	8,381
Prestige Brands, Inc.
5.375% due 12/15/2021		10,000	10,037
6.375% due 03/01/2024		12,000	11,940
Prime Security Services Borrower LLC
9.250% due 05/15/2023		18,836	20,155
PulteGroup, Inc.
4.250% due 03/01/2021		3,500	3,511
5.000% due 01/15/2027		5,000	4,769
5.500% due 03/01/2026		5,000	4,969
Qorvo, Inc.
7.000% due 12/01/2025		7,500	8,100
Qualitytech LP
4.750% due 11/15/2025		14,000	13,173
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (j)		12,500	12,594
Range Resources Corp.
4.875% due 05/15/2025		5,000	4,713
5.000% due 08/15/2022		5,000	4,975

5.000% due 03/15/2023		5,000	4,883
5.750% due 06/01/2021		7,500	7,725
RBS Global, Inc.
4.875% due 12/15/2025		20,000	18,900
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023		20,000	21,137
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)		7,050	3,983
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		20,000	19,775
5.750% due 10/15/2020		9,691	9,740
6.875% due 02/15/2021		4,335	4,395
7.000% due 07/15/2024		7,000	7,162
Rite Aid Corp.
6.125% due 04/01/2023		5,000	5,076
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		8,000	7,940
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,000	12,345
6.000% due 01/15/2019		5,000	5,081
Rowan Cos., Inc.
4.750% due 01/15/2024		12,500	10,844
4.875% due 06/01/2022		10,000	9,500
5.400% due 12/01/2042		4,250	3,081
5.850% due 01/15/2044		7,405	5,517
7.375% due 06/15/2025		7,500	7,294
7.875% due 08/01/2019		2,000	2,070
RSP Permian, Inc.
5.250% due 01/15/2025		10,900	11,707
6.625% due 10/01/2022		5,000	5,266
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	12,388
Scientific Games International, Inc.
6.250% due 09/01/2020		15,100	15,175
10.000% due 12/01/2022		15,000	16,031
Scotts Miracle-Gro Co.
5.250% due 12/15/2026		10,000	9,600
Sealed Air Corp.
4.875% due 12/01/2022		5,000	5,069
5.125% due 12/01/2024		10,000	10,125
5.250% due 04/01/2023		7,000	7,175
5.500% due 09/15/2025		2,750	2,833
6.875% due 07/15/2033		6,710	7,398
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,087
5.000% due 10/01/2025		10,000	10,125
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		24,000	25,080
ServiceMaster Co. LLC
5.125% due 11/15/2024		15,750	15,317
7.250% due 03/01/2038		2,000	2,013
Sigma Holdco BV
5.750% due 05/15/2026	EUR	8,250	9,052
7.875% due 05/15/2026		$10,600	9,990
Simmons Foods, Inc.
5.750% due 11/01/2024		10,000	8,725
Sinclair Television Group, Inc.
5.125% due 02/15/2027		5,000	4,625
5.375% due 04/01/2021		5,000	5,050
5.625% due 08/01/2024		10,000	9,950
5.875% due 03/15/2026		5,000	4,881
Sirius XM Radio, Inc.
5.000% due 08/01/2027		5,000	4,688
5.375% due 04/15/2025		15,000	14,831
Sotera Health Holdings LLC
6.500% due 05/15/2023		13,250	13,548
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		12,500	12,562
Southwestern Energy Co.
4.100% due 03/15/2022		20,000	19,200
6.700% due 01/23/2025		9,000	8,843
7.500% due 04/01/2026		10,000	10,400
Spectrum Brands, Inc.
5.750% due 07/15/2025		15,000	14,887
6.125% due 12/15/2024		8,000	8,120
SPX FLOW, Inc.
5.625% due 08/15/2024		15,000	14,962
5.875% due 08/15/2026		20,000	19,900
Standard Industries, Inc.
4.750% due 01/15/2028		15,250	14,068
5.000% due 02/15/2027		7,000	6,545
5.375% due 11/15/2024		17,000	16,872
6.000% due 10/15/2025		20,000	20,150
Stars Group Holdings BV
7.000% due 07/15/2026 (a)		6,425	6,505

Station Casinos LLC
5.000% due 10/01/2025	10,000	9,425
Steel Dynamics, Inc.
5.000% due 12/15/2026	4,650	4,662
5.125% due 10/01/2021	10,225	10,340
5.500% due 10/01/2024	4,000	4,085
Suburban Propane Partners LP
5.750% due 03/01/2025	5,000	4,822
Sunoco LP
4.875% due 01/15/2023	8,475	8,157
5.500% due 02/15/2026	5,000	4,750
5.875% due 03/15/2028	5,000	4,727
Syniverse Holdings, Inc.
9.125% due 01/15/2019	940	936
T-Mobile USA, Inc.
4.500% due 02/01/2026	10,000	9,350
4.750% due 02/01/2028	10,000	9,263
6.375% due 03/01/2025	20,000	20,800
6.500% due 01/15/2026	17,000	17,547
Team Health Holdings, Inc.
6.375% due 02/01/2025 (j)	22,500	19,462
Teck Resources Ltd.
3.750% due 02/01/2023	5,000	4,763
4.500% due 01/15/2021	15,000	15,075
4.750% due 01/15/2022	5,000	5,035
6.000% due 08/15/2040	4,000	3,900
6.125% due 10/01/2035	20,000	20,200
6.250% due 07/15/2041	10,000	10,000
8.500% due 06/01/2024	4,000	4,395
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,513
5.500% due 09/15/2024	7,500	7,528
Teine Energy Ltd.
6.875% due 09/30/2022	10,000	10,150
Teleflex, Inc.
4.875% due 06/01/2026	6,250	6,156
5.250% due 06/15/2024	2,500	2,588
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028	15,000	13,725
Tempur Sealy International, Inc.
5.500% due 06/15/2026	9,500	9,215
5.625% due 10/15/2023	10,000	10,062
Tenet Healthcare Corp.
4.375% due 10/01/2021	5,000	4,944
4.625% due 07/15/2024	10,000	9,510
5.125% due 05/01/2025	20,000	19,087
6.000% due 10/01/2020	5,000	5,156
6.750% due 06/15/2023 (j)	10,000	9,987
8.125% due 04/01/2022	15,000	15,712
Tennant Co.
5.625% due 05/01/2025	10,000	9,975
Terex Corp.
5.625% due 02/01/2025	10,000	9,962
TransDigm, Inc.
6.000% due 07/15/2022	5,000	5,039
6.375% due 06/15/2026	12,000	11,940
6.500% due 07/15/2024	12,000	12,240
Transocean Guardian Ltd.
5.875% due 01/15/2024 (a)	9,575	9,527
Transocean, Inc.
6.800% due 03/15/2038 (j)	10,000	8,175
7.500% due 01/15/2026	6,000	6,109
7.500% due 04/15/2031	22,000	20,515
9.000% due 07/15/2023	27,000	29,160
TreeHouse Foods, Inc.
4.875% due 03/15/2022	5,000	5,031
6.000% due 02/15/2024	5,000	5,133
Tribune Media Co.
5.875% due 07/15/2022	10,000	10,142
Triumph Group, Inc.
4.875% due 04/01/2021	7,500	7,256
7.750% due 08/15/2025	7,000	6,948
U.S. Concrete, Inc.
6.375% due 06/01/2024	15,000	15,075
U.S. Foods, Inc.
5.875% due 06/15/2024	14,500	14,826
United Rentals North America, Inc.
4.625% due 07/15/2023	2,750	2,753
4.625% due 10/15/2025	7,000	6,685
4.875% due 01/15/2028	10,000	9,313
5.500% due 07/15/2025	12,000	12,135
5.500% due 05/15/2027	15,500	15,074
5.875% due 09/15/2026	5,000	5,056
Unitymedia GmbH
6.125% due 01/15/2025	15,000	15,525

Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		13,500	13,736
Univar USA, Inc.
6.750% due 07/15/2023		10,000	10,337
Univision Communications, Inc.
5.125% due 05/15/2023		10,000	9,625
5.125% due 02/15/2025		34,000	31,492
6.750% due 09/15/2022		3,224	3,308
UPC Holding BV
5.500% due 01/15/2028		20,000	18,050
UPCB Finance Ltd.
5.375% due 01/15/2025		15,000	14,326
USA Compression Partners LP
6.875% due 04/01/2026		5,000	5,194
USG Corp.
4.875% due 06/01/2027		10,000	10,250
5.500% due 03/01/2025		20,000	20,725
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	12,500	13,836
5.500% due 03/01/2023		$20,000	18,700
5.500% due 11/01/2025		20,000	19,785
5.625% due 12/01/2021		5,000	4,938
5.875% due 05/15/2023		22,000	20,749
6.500% due 03/15/2022		5,000	5,194
7.000% due 03/15/2024		10,000	10,497
7.250% due 07/15/2022		10,000	10,242
8.500% due 01/31/2027		10,000	10,175
9.000% due 12/15/2025		7,500	7,809
9.250% due 04/01/2026		12,500	13,016
VeriSign, Inc.
4.625% due 05/01/2023		7,000	7,079
4.750% due 07/15/2027		5,000	4,792
5.250% due 04/01/2025		6,250	6,358
Versum Materials, Inc.
5.500% due 09/30/2024		11,000	11,180
ViaSat, Inc.
5.625% due 09/15/2025		12,000	11,340
Videotron Ltd.
5.000% due 07/15/2022		10,000	10,175
5.125% due 04/15/2027		7,250	7,052
Virgin Media Finance PLC
5.750% due 01/15/2025		8,000	7,530
6.000% due 10/15/2024		10,000	9,551
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		20,000	18,575
5.500% due 08/15/2026		13,750	12,906
Welbilt, Inc.
9.500% due 02/15/2024		10,000	11,062
WellCare Health Plans, Inc.
5.250% due 04/01/2025		11,775	11,746
WESCO Distribution, Inc.
5.375% due 12/15/2021		4,000	4,090
5.375% due 06/15/2024		10,000	9,862
West Street Merger Sub, Inc.
6.375% due 09/01/2025		26,000	24,960
Whiting Petroleum Corp.
5.750% due 03/15/2021 (j)		5,000	5,122
6.625% due 01/15/2026		5,500	5,679
WildHorse Resource Development Corp.
6.875% due 02/01/2025		10,000	10,250
Williams Cos., Inc.
4.550% due 06/24/2024		21,875	21,984
Wind Tre SpA
5.000% due 01/20/2026		34,000	27,122
WMG Acquisition Corp.
5.000% due 08/01/2023		8,500	8,489
WPX Energy, Inc.
5.250% due 09/15/2024		5,000	4,944
5.750% due 06/01/2026		4,000	4,015
6.000% due 01/15/2022		7,000	7,315
8.250% due 08/01/2023		5,000	5,688
WR Grace & Co-Conn
5.125% due 10/01/2021		10,000	10,250
5.625% due 10/01/2024		8,625	9,024
Wynn Las Vegas LLC
5.250% due 05/15/2027		20,000	18,725
5.500% due 03/01/2025		20,000	19,700
Wynn Macau Ltd.
5.500% due 10/01/2027		5,000	4,788
XPO Logistics, Inc.
6.500% due 06/15/2022		12,000	12,345
Yum! Brands, Inc.
6.875% due 11/15/2037		5,250	5,198
Zayo Group LLC
5.750% due 01/15/2027		17,000	16,745
6.375% due 05/15/2025		2,000	2,045

Ziggo Bond Finance BV
5.875% due 01/15/2025	10,000	9,394
Ziggo BV
5.500% due 01/15/2027	20,000	18,732

		5,820,517

UTILITIES 8.9%
AmeriGas Partners LP
5.500% due 05/20/2025	7,500	7,303
5.750% due 05/20/2027	4,000	3,820
Antero Midstream Partners LP
5.375% due 09/15/2024	6,000	6,075
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,300
6.625% due 07/15/2026	5,125	5,085
Calpine Corp.
5.250% due 06/01/2026	15,000	14,194
5.375% due 01/15/2023	16,875	16,116
5.750% due 01/15/2025	20,000	18,337
CenturyLink, Inc.
5.800% due 03/15/2022	15,000	14,925
6.450% due 06/15/2021	10,000	10,332
7.500% due 04/01/2024 (j)	10,000	10,300
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,975
5.875% due 07/01/2025	10,000	9,675
6.375% due 10/01/2022	5,000	5,119
CrownRock LP
5.625% due 10/15/2025	20,000	19,350
Embarq Corp.
7.995% due 06/01/2036	7,500	7,116
Frontier Communications Corp.
6.875% due 01/15/2025 (j)	12,000	7,785
7.125% due 03/15/2019	7,000	7,088
8.500% due 04/01/2026	4,250	4,117
10.500% due 09/15/2022	11,000	10,037
11.000% due 09/15/2025	6,000	4,828
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,760
6.000% due 05/15/2023	9,000	8,876
6.250% due 05/15/2026	10,000	9,450
6.500% due 10/01/2025	8,000	7,720
6.750% due 08/01/2022	10,000	10,150
Jonah Energy LLC
7.250% due 10/15/2025	14,000	11,375
NGL Energy Partners LP
6.125% due 03/01/2025	5,000	4,750
7.500% due 11/01/2023	5,000	5,069
NGPL PipeCo LLC
4.375% due 08/15/2022	6,175	6,136
4.875% due 08/15/2027	8,400	8,326
NRG Energy, Inc.
6.250% due 07/15/2022	5,000	5,158
6.250% due 05/01/2024	10,000	10,300
6.625% due 01/15/2027	20,000	20,650
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	9,575
5.375% due 08/15/2024	2,000	2,010
NSG Holdings LLC
7.750% due 12/15/2025	21,465	23,504
Parsley Energy LLC
5.250% due 08/15/2025	5,000	4,938
5.375% due 01/15/2025	15,000	14,962
5.625% due 10/15/2027	10,000	9,950
6.250% due 06/01/2024	8,500	8,840
Red Oak Power LLC
9.200% due 11/30/2029	3,795	4,355
Sprint Capital Corp.
8.750% due 03/15/2032	20,000	21,450
Sprint Communications, Inc.
6.000% due 11/15/2022	15,000	14,906
7.000% due 03/01/2020	5,000	5,200
7.000% due 08/15/2020	20,000	20,750
9.000% due 11/15/2018	1,854	1,893
Sprint Corp.
7.125% due 06/15/2024	15,000	15,181
7.250% due 09/15/2021	20,000	20,850
7.625% due 02/15/2025 (j)	14,000	14,385
7.875% due 09/15/2023	40,000	41,575
Talen Energy Supply LLC
6.500% due 06/01/2025	8,500	6,524
Tallgrass Energy Partners LP
5.500% due 09/15/2024	3,000	3,075
5.500% due 01/15/2028	10,000	9,900

Targa Resources Partners LP
4.250% due 11/15/2023	12,000	11,550
5.000% due 01/15/2028	7,000	6,528
5.250% due 05/01/2023	5,000	5,013
5.875% due 04/15/2026	5,000	5,044
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,500	12,375
7.200% due 07/18/2036	6,000	6,245
Telecom Italia SpA
5.303% due 05/30/2024	15,000	14,850
TerraForm Power Operating LLC
4.250% due 01/31/2023	12,000	11,610
5.000% due 01/31/2028	15,000	14,269
6.625% due 06/15/2025	3,150	3,367
Transocean Proteus Ltd.
6.250% due 12/01/2024	7,225	7,324
Vistra Energy Corp.
5.875% due 06/01/2023	2,000	2,068
7.375% due 11/01/2022	10,000	10,475
7.625% due 11/01/2024	10,000	10,712
8.000% due 01/15/2025	10,000	10,784
8.125% due 01/30/2026	7,000	7,630

		709,264

Total Corporate Bonds & Notes (Cost $7,252,205)		7,204,755

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.582% due 10/25/2035 ^~	43	38
Countrywide Home Loan Mortgage Pass-Through Trust
3.325% due 02/20/2036 ^~	97	84
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	4	4
First Horizon Alternative Mortgage Securities Trust
3.717% due 10/25/2034 ~	25	25
GreenPoint Mortgage Funding Trust
2.291% due 10/25/2046 •	569	482
2.291% due 12/25/2046 ^•	412	377
GSR Mortgage Loan Trust
3.924% due 04/25/2035 ~	21	21
HarborView Mortgage Loan Trust
4.073% due 08/19/2036 ^~	75	71
Lehman XS Trust
2.331% due 09/25/2046 ^•	19	25
Residential Accredit Loans, Inc. Trust
4.630% due 09/25/2035 ^~	92	84
Structured Asset Mortgage Investments Trust
2.301% due 05/25/2036 •	1,139	1,028
2.335% due 07/19/2035 •	32	31
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	237	172
WaMu Mortgage Pass-Through Certificates Trust
2.501% due 12/25/2045 •	234	231

Total Non-Agency Mortgage-Backed Securities (Cost $2,150)		2,673

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •	340	172
NovaStar Mortgage Funding Trust
2.191% due 03/25/2037 •	73	39

Total Asset-Backed Securities (Cost $311)		211

	SHARES
COMMON STOCKS 0.1%
HEALTH CARE 0.1%
NVHL S.A. ‘A’ «(c)(h)	170,260	319
NVHL S.A. ‘B’ «(c)(h)	170,260	318
NVHL S.A. ‘C’ «(c)(h)	170,260	318
NVHL S.A. ‘D’ «(c)(h)	170,260	318
NVHL S.A. ‘E’ «(c)(h)	170,260	318
NVHL S.A. ‘F’ «(c)(h)	170,260	318
NVHL S.A. ‘G’ «(c)(h)	170,260	318
NVHL S.A. ‘H’ «(c)(h)	170,260	318
NVHL S.A. ‘I’ «(c)(h)	170,260	318

NVHL S.A. ‘J’ «(c)(h)	170,260	318

		3,181

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(h)	6,323	55

Total Common Stocks (Cost $5,539)		3,236

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	2,421,000	1,074

Total Warrants (Cost $0)		1,074

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% «(h)	657,554	308

Total Preferred Securities (Cost $438)		308

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (i) 0.1%		7,452

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.931% due 08/02/2018 - 10/04/2018 (d)(e)(l)(n)	$3,220	3,207

Total Short-Term Instruments (Cost $10,659)		10,659

Total Investments in Securities (Cost $7,318,455)		7,269,790

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short Asset Portfolio	10,053,345	100,594
PIMCO Short-Term Floating NAV Portfolio III	70,675,681	698,700

Total Short-Term Instruments (Cost $799,089)		799,294

Total Investments in Affiliates (Cost $799,089)		799,294

Total Investments 101.2% (Cost $8,117,544)		$8,069,084
Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $18,032)		(2,007)
Other Assets and Liabilities, net (1.2)%		(91,299)

Net Assets 100.0%		$7,975,778

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$55	0.00%
NVHL S.A. ‘A’	03/09/2012	554	319	0.01
NVHL S.A. ‘B’	03/09/2012	554	318	0.01
NVHL S.A. ‘C’	03/09/2012	554	318	0.01
NVHL S.A. ‘D’	03/09/2012	554	318	0.01
NVHL S.A. ‘E’	03/09/2012	554	318	0.00
NVHL S.A. ‘F’	03/09/2012	554	318	0.00
NVHL S.A. ‘G’	03/09/2012	554	318	0.00
NVHL S.A. ‘H’	03/09/2012	554	318	0.00
NVHL S.A. ‘I’	03/09/2012	554	318	0.00
NVHL S.A. ‘J’	03/09/2012	554	318	0.00
Pinnacle Agriculture Holdings LLC 3.000%	08/20/2014 - 09/05/2014	438	308	0.00

		$5,978	$3,544	0.04%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$7,452	U.S. Treasury Notes 1.875% due 02/28/2022	$(7,603)	$7,452	$7,453

Total Repurchase Agreements						$(7,603)	$7,452	$7,453

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.500)%	06/29/2018	TBD	(3)	$(6,156)	$(6,155)
	(0.500)	06/29/2018	TBD	(3)	(6,273)	(6,273)
	(0.375)	06/29/2018	TBD	(3)	(2,312)	(2,312)
	(0.350)	06/29/2018	TBD	(3)	(7,954)	(7,954)
	(0.250)	06/29/2018	TBD	(3)	(3,378)	(3,378)
	(0.100)	06/29/2018	TBD	(3)	(1,895)	(1,895)
	0.250	06/29/2018	TBD	(3)	(9,068)	(9,068)
	0.700	06/29/2018	TBD	(3)	(17,270)	(17,271)
	0.750	06/29/2018	TBD	(3)	(4,590)	(4,590)
	0.800	06/29/2018	TBD	(3)	(4,500)	(4,500)
	0.950	06/29/2018	TBD	(3)	(4,202)	(4,202)
	1.200	06/29/2018	TBD	(3)	(11,667)	(11,668)
	1.350	06/29/2018	TBD	(3)	(7,493)	(7,494)
	1.450	06/29/2018	TBD	(3)	(22,176)	(22,179)
	1.550	06/29/2018	TBD	(3)	(11,115)	(11,117)
	1.750	06/29/2018	TBD	(3)	(6,631)	(6,632)
RDR	0.250	10/23/2017	TBD	(3)	(8,433)	(8,448)

Total Reverse Repurchase Agreements						$(135,136)

(j)	Securities with an aggregate market value of $146,155 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was ($143,089) at a weighted average interest rate of 0.464%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreements.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$118.500	07/27/2018	480	$480	$(112)	$(23)
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	119.000	07/27/2018	1,080	1,080	(307)	(101)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.000	07/27/2018	480	480	(172)	(263)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	1,080	1,080	(331)	(354)

					$(922)	$(741)

Total Written Options					$(922)	$(741)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$120,000	$9,013	$(1,366)	$7,647	$23	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	170,000	11,090	(890)	10,200	81	0

					$20,103	$(2,256)	$17,847	$104	$0

Total Swap Agreements					$20,103	$(2,256)	$17,847	$104	$0

(l)	Securities with an aggregate market value of $1,391 and cash of $19,484 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	EUR	30,450	$	35,318	$0	$(242)
	08/2018	$	1,136	CHF	1,125	4	0
GLM	07/2018	EUR	2,403	$	2,835	29	0
	07/2018	GBP	917		1,223	13	0
SSB	07/2018	$	38,244	EUR	32,853	122	0
	08/2018	EUR	32,853	$	38,329	0	(120)

Total Forward Foreign Currency Contracts						$168	$(362)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$28,000	$(27)	$(9)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	6,700	(12)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	9,600	(10)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	9,000	(15)	(1)
JPM	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	07/18/2018	56,400	(324)	(78)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	3,800	(3)	(2)

						$(391)	$(93)

Total Written Options						$(391)	$(93)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	09/20/2018	$50,000	$(158)	$183	$25	$0
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	25,000	(94)	125	31	0
GST	Receive	iBoxx USD Liquid High Yield Index	3	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	100,000	(205)	(337)	0	(542)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	25,000	(66)	(41)	0	(107)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	03/20/2019	25,000	(135)	(182)	0	(317)
MYC	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR less a specified spread	Maturity	12/20/2018	35,000	(100)	(73)	0	(173)

								$(758)	$(325)	$56	$(1,139)

Total Swap Agreements								$(758)	$(325)	$56	$(1,139)

(n)

Securities with an aggregate market value of $782 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,571	$28,303	$46,874
Corporate Bonds & Notes
Banking & Finance	0	674,974	0	674,974
Industrials	0	5,820,517	0	5,820,517
Utilities	0	709,264	0	709,264
Non-Agency Mortgage-Backed Securities	0	2,673	0	2,673
Asset-Backed Securities	0	211	0	211
Common Stocks
Health Care	0	0	3,181	3,181
Information Technology	0	0	55	55
Warrants
Information Technology	0	0	1,074	1,074
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Repurchase Agreements	0	7,452	0	7,452
U.S. Treasury Bills	0	3,207	0	3,207
	$0	$7,236,869	$32,921	$7,269,790

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$799,294	$0	$0	$799,294

Total Investments	$799,294	$7,236,869	$32,921	$8,069,084

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	104	0	104
Over the counter	0	224	0	224
	$0	$328	$0	$328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(741)	0	(741)
Over the counter	0	(1,594)	0	(1,594)
	$0	$(2,335)	$0	$(2,335)

Total Financial Derivative Instruments	$0	$(2,007)	$0	$(2,007)

Totals	$799,294	$7,234,862	$32,921	$8,067,077

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.8%
Illinois Receivable Financing Trust
9.800% due 04/01/2021	$9,401	$9,369
Illinois Receivables Trust
8.250% due 07/01/2019 «	794	794

Total Corporate Bonds & Notes (Cost $10,194)		10,163

MUNICIPAL BONDS & NOTES 96.1%
ALABAMA 2.9%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	880
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	4,300	4,594
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	8,300
6.500% due 10/01/2053	8,750	10,301
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,100	6,183
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.246% due 06/01/2049 ~	2,000	2,001
4.000% due 06/01/2049	2,000	2,133

		34,392

ALASKA 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	1,400	95
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	4,010	4,010

		4,105

ARIZONA 1.3%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,050
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,542
6.000% due 01/01/2048	6,000	6,148
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2047	4,150	4,165

		14,905

CALIFORNIA 10.6%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (b)	29,695	4,825
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,580
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,569
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	30,430	34,623
California Health Facilities Financing Authority Revenue Bonds, Series 2018
4.000% due 11/15/2042	2,000	2,074
5.000% due 11/15/2037	5,000	5,802
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	607
7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,108
7.750% due 04/01/2031	705	799
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,068
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	1,650	1,657
5.000% due 12/31/2035	1,500	1,705

California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,965	2,985
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,013
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,623
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	818
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,062
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	764
5.000% due 06/01/2046	2,590	2,669
5.000% due 06/01/2051	1,000	1,019
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	526
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,005
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,119
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,505
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,333
5.000% due 09/01/2034	1,300	1,393
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,037
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,006
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,193
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2047	4,000	4,111
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	250	307
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,144
Marin Healthcare District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	4,000	4,202
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,106
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,776
6.250% due 10/01/2040	1,000	1,182
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
0.000% due 06/01/2045 (b)	14,000	2,707
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,098
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	547

		125,169

COLORADO 2.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	3,000	3,155
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,335
Colorado Health Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	7,575	7,765
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,237
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	526
5.750% due 12/01/2045	1,000	1,051
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,598
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	750
5.000% due 12/01/2045	1,250	1,276
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	899
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,748
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	788
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	885
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,548
7.500% due 12/15/2047	2,000	2,016

		30,577

CONNECTICUT 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	2,990	3,033
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	545	588

		3,621

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	443
Kent County, Delaware Revenue Bonds, Series 2018
5.000% due 07/01/2058	750	803

		1,246

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,041
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	125	142

		1,183

FLORIDA 4.3%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,156
8.000% due 10/01/2046	1,250	1,439
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,110
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,609
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.250% due 07/01/2048	500	523
7.500% due 07/01/2053	1,000	960
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	250
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,080
5.625% due 01/01/2047	12,000	12,368
6.125% due 06/15/2047	5,360	5,342
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	165	173
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,250	2,316
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,815	1,617
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,154
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,898
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (e)	3,000	3,388
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,625
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,700	1,934

		50,942

GEORGIA 2.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040	11,000	10,832
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,968
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	1,000	1,106
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,707
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.093% due 04/01/2048 ~	11,000	10,967

		33,580

ILLINOIS 9.5%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	983
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	6,126
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,184
5.000% due 12/01/2032	4,000	4,131

Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	7,035	7,497
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,554
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,446
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,474
6.000% due 01/01/2038	8,000	9,026
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,042
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(a)	1,775	426
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	496
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,712
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,598
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	3,150	3,284
5.250% due 12/01/2052	3,035	3,135
6.250% due 12/01/2052	1,485	1,546
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,750	1,757
5.000% due 12/01/2053	1,250	1,246
5.800% due 12/01/2053	975	968
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 12/01/2018 (f)	3,212	3,212
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,555
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,642
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,782
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,808
5.250% due 02/01/2028	2,500	2,519
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,835
4.000% due 06/01/2032	3,170	3,020
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,047
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,052
5.000% due 05/01/2042	3,000	3,135
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,197
5.000% due 11/01/2026	4,000	4,263
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (b)	6,035	4,457
0.000% due 06/15/2045 (b)	10,000	2,936
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (d)	2,500	1,345
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2027	1,000	1,141
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	925

		111,502

INDIANA 1.2%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,487
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,094
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	394
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,236
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,023
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,549
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	1,006
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,480	1,632

		13,521

IOWA 0.7%
Cedar Rapids, Lowa Revenue Bonds, (AMBAC Insured), Series 2003
2.590% due 08/15/2032	1,000	980

Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,116
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,011
6.500% due 06/01/2023	1,530	1,557

		7,667

KANSAS 0.4%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	3,947	888
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	247
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	524
5.250% due 12/01/2036	500	528
5.375% due 12/01/2046	1,125	1,193
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018
4.500% due 06/01/2040	1,250	1,270

		4,650

KENTUCKY 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,259
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,479
5.000% due 08/15/2046	3,350	3,654

		10,392

LOUISIANA 0.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	7,000	7,248
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,125
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	511

		8,884

MAINE 0.6%
Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033	2,000	2,084
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,300	4,516

		6,600

MARYLAND 1.3%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	4,000	4,243
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,882
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	263
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,695

		15,083

MASSACHUSETTS 1.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2043	4,500	4,889
5.000% due 01/01/2047	2,500	2,741
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2053	7,250	7,974
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	575	595

		16,199

MICHIGAN 2.2%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	655	655
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,191
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	645	646
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,740
5.000% due 07/01/2033	2,000	2,202
5.000% due 07/01/2044	4,500	4,884

Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,101
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	975	739
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	925	946
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	145,250	4,549
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	506

		26,159

MINNESOTA 0.7%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	764
5.000% due 08/01/2046	1,500	1,518
5.000% due 08/01/2051	1,115	1,126
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	969
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	839
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	601
5.000% due 05/01/2053	2,500	2,598

		8,415

MISSOURI 1.7%
Ferguson, Missouri Certificates of Participation Notes, Series 2013
2.625% due 04/01/2023	335	268
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	232
5.550% due 10/01/2036	45	40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.076% due 06/01/2031	8,100	8,100
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	2,000	2,033
4.000% due 11/15/2048	3,060	3,102
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,489
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018
5.000% due 08/15/2042	1,400	1,481
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	252
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,681
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	504

		20,182

MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	108
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,574

		1,682

NEBRASKA 0.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,523

NEVADA 1.8%
Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	5,000	5,773
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	5,150	5,400
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,356
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,500	2,505
Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	42,500	4,225

		21,259

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2003
3.125% due 08/01/2024	4,000	4,002

NEW JERSEY 4.3%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,674
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,294
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.060% due 09/01/2027 ~	2,500	2,472
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,614
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,683
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,236
5.000% due 07/01/2057	2,250	2,514
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,500	4,360
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,639
5.250% due 06/15/2041	1,000	1,074
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.088% due 01/01/2024 ~	9,000	9,045
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,721
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	12,500	13,461

		50,787

NEW YORK 9.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,749
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,241
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,741
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,140
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (e)	3,500	3,659
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052	2,000	1,988
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	7,065	7,221
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	8,000	9,323
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (b)	60,000	4,254
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,362
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	11,750	12,479
5.375% due 11/15/2040	4,000	4,418
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	541
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.575% due 10/01/2036	5,600	5,600
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	6,000	6,016
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,303
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2033	3,000	3,382
5.000% due 01/01/2036	6,000	6,711
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,002
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	3,000	3,426
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	8,945
5.000% due 06/01/2034	1,500	1,659
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,002
5.250% due 09/15/2053	2,500	2,488

		108,650

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	761

North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	599

		1,360

OHIO 6.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (b)	63,000	2,611
5.125% due 06/01/2024	25,820	25,798
5.375% due 06/01/2024	2,870	2,870
5.750% due 06/01/2034	655	656
6.250% due 06/01/2037	3,175	3,318
6.500% due 06/01/2047	14,100	14,461
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,112
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.500% due 12/01/2053	4,500	4,949
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,538
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.750% due 12/01/2052	1,750	1,886
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023 ^(a)	1,250	625
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,551
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.500% due 01/15/2048	4,000	4,154
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2033 (e)	5,000	5,274
Ohio Water Development Authority Revenue Bonds, Series 2006
3.000% due 05/15/2019 ^(a)	3,350	1,675
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,573

		79,051

OKLAHOMA 0.2%
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(a)	790	395
6.875% due 11/01/2046 ^(a)	1,625	813
7.000% due 11/01/2051 ^(a)	3,250	1,625

		2,833

OREGON 0.2%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,644
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018
5.000% due 05/15/2052	355	380
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	219

		2,243

PENNSYLVANIA 5.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	760
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,570
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 05/01/2042	3,000	3,270
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,000	6,331
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,140
5.000% due 06/01/2035	4,000	4,510
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	5,500	5,669
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	501
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,123
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	6,000	6,735
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	2,216
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.449% due 08/15/2048 ~	2,000	2,005
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	524
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	433
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	7,000	7,968

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	5,000	4,910
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	771

		58,436

PUERTO RICO 3.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(a)	560	239
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.875% due 07/01/2036 ^(a)	500	214
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.500% due 07/01/2039 ^(a)	2,100	887
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.125% due 07/01/2047	2,495	2,501
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012
5.250% due 07/01/2042	5,000	4,200
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
0.000% due 07/01/2029 (b)	8,750	1,749
6.200% due 07/01/2039 ^	5,000	2,012
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029 ~	9,245	8,136
5.250% due 07/01/2031 ^	3,350	3,733
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(a)	10	5
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(a)	10	5
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(a)	20	9
5.000% due 07/01/2018 ^(a)	15	7
5.000% due 07/01/2021 ^(a)	505	227
5.000% due 07/01/2022 ^(a)	50	22
5.000% due 07/01/2025 ^(a)	70	31
5.000% due 07/01/2026 ^(a)	10	5
5.000% due 07/01/2037 ^(a)	120	54
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(a)	55	25
5.500% due 07/01/2020 ^(a)	10	5
5.500% due 07/01/2021 ^(a)	55	25
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(a)	100	45
3.875% due 07/01/2023 ^(a)	75	34
4.375% due 07/01/2021 ^(a)	45	20
4.500% due 07/01/2023 ^(a)	15	7
4.600% due 07/01/2024 ^(a)	50	22
4.625% due 07/01/2025 ^(a)	35	16
4.750% due 07/01/2026 ^(a)	245	110
4.750% due 07/01/2027 ^(a)	50	22
5.000% due 07/01/2021 ^(a)	60	27
5.000% due 07/01/2022 ^(a)	35	16
5.000% due 07/01/2024 ^(a)	50	22
5.000% due 07/01/2025 ^(a)	25	11
5.000% due 07/01/2026 ^(a)	65	29
5.250% due 07/01/2022 ^(a)	40	18
5.250% due 07/01/2025 ^(a)	25	11
5.250% due 07/01/2026 ^(a)	100	45
5.250% due 07/01/2027 ^(a)	140	63
5.250% due 07/01/2030 ^(a)	15	7
5.250% due 07/01/2031 ^(a)	30	13
5.750% due 07/01/2036 ^(a)	25	11
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(a)	100	45
5.050% due 07/01/2042 ^(a)	140	63
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(a)	20	9
7.000% due 07/01/2043 ^(a)	85	38
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(a)	75	34
3.500% due 07/01/2020 ^(a)	395	178
4.100% due 07/01/2019 ^(a)	100	45
5.000% due 07/01/2018 ^(a)	180	81
5.000% due 07/01/2019 ^(a)	60	27
5.000% due 07/01/2020 ^(a)	20	9
5.250% due 07/01/2020 ^(a)	140	63
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	10,000	11,163
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	3,750	4,174

Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,504

		42,073

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,750	1,869
5.000% due 06/01/2050	6,000	6,194

		8,063

TENNESSEE 2.1%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	8,000	3,715
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (b)	3,670	2,848
0.000% due 12/01/2025 (b)	1,950	1,345
0.000% due 12/01/2026 (b)	2,090	1,358
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,089
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,041
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,677
Greeneville Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2018
4.000% due 07/01/2040	6,750	6,817
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	542
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	908
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	1,545	1,743

		25,083

TEXAS 7.4%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,904
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,098
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	550
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,110
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,633
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	768
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.240% due 08/15/2035 ~	3,900	3,643
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	270
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,844
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2036	1,100	1,253
5.000% due 07/01/2037	1,300	1,479
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,191
5.000% due 07/01/2046	1,500	1,598
5.250% due 07/01/2036	400	430
5.750% due 07/01/2051	1,000	1,096
7.000% due 07/01/2051	1,450	1,509
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	411
5.000% due 04/01/2024	405	434
5.000% due 04/01/2025	425	457
5.000% due 04/01/2026	445	478
6.000% due 07/01/2026	125	126
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	520
4.000% due 08/15/2035 (e)	1,300	1,348
4.000% due 08/15/2036 (e)	1,100	1,138
4.000% due 08/15/2037 (e)	1,500	1,551
4.000% due 08/15/2040 (e)	1,600	1,648
5.000% due 01/01/2047	2,000	2,099
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,047
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,062
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	527
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,553

Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,030
5.500% due 01/01/2032	500	524
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	97
6.000% due 09/15/2046	235	228
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,005
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,342
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.438% due 09/15/2027 ~	2,250	2,264
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,012
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 10/15/2028	5,000	6,021
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,108
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,607

		87,013

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2025	1,250	1,165
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	8,750	7,459
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (f)	2,580	2,348
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2013
5.000% due 10/01/2024	1,050	986

		11,958

UTAH 0.3%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,258
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,350

		3,608

VIRGINIA 1.0%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	114	10
6.000% due 06/01/2043	2,487	2,433
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	554	539
6.050% due 03/01/2054 ^(a)	584	107
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	971
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048	3,000	3,152
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2056	3,500	3,823
Virginia Small Business Financing Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,019

		12,054

WASHINGTON 2.2%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,007
Kalispel Tribe of Indians, Washington Revenue Bonds, Series 2018
5.250% due 01/01/2038	1,000	1,026
5.250% due 01/01/2038 (f)	435	446
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (e)	6,390	6,704
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	260
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.910% due 01/01/2035 ~	1,500	1,517
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,137
5.000% due 10/01/2032 (e)	3,000	3,540
5.000% due 10/01/2033 (e)	3,500	4,107
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,525	1,577

5.000% due 07/01/2053	1,200	1,237

		25,558

WEST VIRGINIA 1.0%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043	4,000	4,184
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027	1,000	999
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	61,000	3,778
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,610	2,714

		11,675

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	1,750	1,844
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	818
7.000% due 11/01/2046	3,500	3,663
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	5,057
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,260
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,019
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	3,000	3,099

		17,760

Total Municipal Bonds & Notes (Cost $1,088,739)		1,129,645

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		932

U.S. TREASURY BILLS 0.1%
1.958% due 10/04/2018 (b)(c)	738	734

Total Short-Term Instruments (Cost $1,666)		1,666

Total Investments in Securities (Cost $1,100,599)		1,141,474

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	8,786,903	86,867

Total Short-Term Instruments (Cost $86,842)		86,867

Total Investments in Affiliates (Cost $86,842)		86,867

Total Investments 104.5% (Cost $1,187,441)		$1,228,341

Financial Derivative Instruments (h) (0.0)% (Cost or Premiums, net $0)		(10)
Other Assets and Liabilities, net (4.5)%		(52,882)

Net Assets 100.0%		$1,175,449

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	12/01/2018	10/24/2017	$3,212	$3,212	0.27%
Kalispel Tribe of Indians, Washington Revenue Bonds, Series 2018	5.250	01/01/2038	05/17/2018	426	446	0.04
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017 - 11/08/2017	1,576	2,348	0.20

				$5,214	$6,006	0.51%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$932	U.S. Treasury Notes 2.125% due 08/15/2021	$(953)	$932	$932

Total Repurchase Agreements						$(953)	$932	$932

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	703	$(84,492)	$(470)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	326	(47,270)	(949)	0	(10)

Total Futures Contracts				$(1,419)	$0	$(10)

Cash of $2,313 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,369	$794	$10,163
Municipal Bonds & Notes
Alabama	0	34,392	0	34,392
Alaska	0	4,105	0	4,105
Arizona	0	14,905	0	14,905
California	0	125,169	0	125,169
Colorado	0	30,577	0	30,577
Connecticut	0	3,621	0	3,621
Delaware	0	1,246	0	1,246
District of Columbia	0	1,183	0	1,183
Florida	0	50,942	0	50,942
Georgia	0	33,580	0	33,580
Illinois	0	111,502	0	111,502
Indiana	0	13,521	0	13,521
Iowa	0	7,667	0	7,667
Kansas	0	4,650	0	4,650
Kentucky	0	10,392	0	10,392
Louisiana	0	8,884	0	8,884
Maine	0	6,600	0	6,600
Maryland	0	15,083	0	15,083
Massachusetts	0	16,199	0	16,199
Michigan	0	26,159	0	26,159
Minnesota	0	8,415	0	8,415
Missouri	0	20,182	0	20,182
Montana	0	1,682	0	1,682
Nebraska	0	5,523	0	5,523
Nevada	0	21,259	0	21,259
New Hampshire	0	4,002	0	4,002
New Jersey	0	50,787	0	50,787
New York	0	108,650	0	108,650
North Carolina	0	1,360	0	1,360
Ohio	0	79,051	0	79,051
Oklahoma	0	2,833	0	2,833
Oregon	0	2,243	0	2,243
Pennsylvania	0	58,436	0	58,436
Puerto Rico	0	42,073	0	42,073
Rhode Island	0	8,063	0	8,063
Tennessee	0	25,083	0	25,083
Texas	0	87,013	0	87,013
U.S. Virgin Islands	0	11,958	0	11,958
Utah	0	3,608	0	3,608
Virginia	0	12,054	0	12,054
Washington	0	25,558	0	25,558
West Virginia	0	11,675	0	11,675
Wisconsin	0	17,760	0	17,760
Short-Term Instruments
Repurchase Agreements	0	932	0	932
U.S. Treasury Bills	0	734	0	734
	$0	$1,140,680	$794	$1,141,474

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$86,867	$0	$0	$86,867

Total Investments	$86,867	$1,140,680	$794	$1,228,341

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(10)	$0	$0	$(10)

Total Financial Derivative Instruments	$(10)	$0	$0	$(10)

Totals	$86,857	$1,140,680	$794	$1,228,331

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CDRH Parent, Inc.
10.321% (LIBOR03M + 8.000%) due 07/01/2022 «		$2,000	$1,660
Energizer Holdings. Inc.
TBD% due 05/18/2019		750	750
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		3,250	3,227

Total Loan Participations and Assignments (Cost $5,960)			5,637

CORPORATE BONDS & NOTES 93.8%
BANKING & FINANCE 8.9%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020		2,000	1,840
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	989
7.500% due 09/15/2020		2,000	2,145
8.000% due 03/15/2020		2,016	2,160
8.000% due 11/01/2031		668	795
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		1,750	1,461
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		750	750
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	2,000	2,806
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,015
CIT Group, Inc.
5.000% due 08/15/2022		3,000	3,041
5.000% due 08/01/2023		2,000	2,028
6.125% due 03/09/2028		500	515
Equinix, Inc.
2.875% due 10/01/2025	EUR	2,500	2,760
ESH Hospitality, Inc.
5.250% due 05/01/2025		$1,000	968
FBM Finance, Inc.
8.250% due 08/15/2021		5,000	5,231
Freedom Mortgage Corp.
8.125% due 11/15/2024		750	729
Greystar Real Estate Partners LLC
5.750% due 12/01/2025		1,000	973
HUB International Ltd.
7.000% due 05/01/2026		2,000	1,980
Infinity Acquisition LLC
7.250% due 08/01/2022		4,000	4,088
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,000	1,817
5.710% due 01/15/2026		2,000	1,831
7.700% due 09/17/2025 •(g)(h)		2,500	2,341
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)		5,000	5,090
LSF10 Wolverine Investments S.C.A.
5.000% due 03/15/2024	EUR	750	871
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		$750	700
4.500% due 01/15/2028		1,000	913
Navient Corp.
5.875% due 10/25/2024		1,000	971
6.500% due 06/15/2022		1,750	1,794
8.000% due 03/25/2020		2,000	2,115
Nexi Capital SpA
4.125% due 11/01/2023	EUR	1,000	1,148
Quicken Loans, Inc.
5.250% due 01/15/2028		$1,000	926
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		2,000	2,044
7.648% due 09/30/2031 •(g)		3,000	3,772
Springleaf Finance Corp.
6.875% due 03/15/2025		1,000	995
7.125% due 03/15/2026		500	499
7.750% due 10/01/2021		1,025	1,106
8.250% due 10/01/2023		1,000	1,100

Starwood Property Trust, Inc.
4.750% due 03/15/2025		2,000	1,925
Tempo Acquisition LLC
6.750% due 06/01/2025		2,500	2,406
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	2,092	3,223
6.052% due 10/13/2039		871	1,361
UniCredit SpA
8.000% due 06/03/2024 •(g)(h)		$2,000	1,881
USIS Merger Sub, Inc.
6.875% due 05/01/2025		2,500	2,494

			81,597

INDUSTRIALS 76.8%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022		3,000	2,993
Adient Global Holdings Ltd.
4.875% due 08/15/2026		2,500	2,262
ADT Corp.
4.125% due 06/15/2023		2,000	1,880
4.875% due 07/15/2032		1,000	788
Advanced Disposal Services, Inc.
5.625% due 11/15/2024		1,000	998
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023		4,000	3,740
Aleris International, Inc.
10.750% due 07/15/2023		2,500	2,522
Alpha BV
6.250% due 02/01/2025		3,000	2,962
Alpha BV (8.750% Cash or 9.500% PIK)
8.750% due 06/01/2023 (b)		1,750	1,748
Altice Financing S.A.
6.625% due 02/15/2023		1,000	988
7.500% due 05/15/2026		1,500	1,455
Altice Finco S.A.
4.750% due 01/15/2028 (k)	EUR	2,000	1,996
Altice France S.A.
6.000% due 05/15/2022		$3,000	3,022
6.250% due 05/15/2024		1,000	975
7.375% due 05/01/2026		4,000	3,926
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,177
7.625% due 02/15/2025 (k)		$2,000	1,848
Altice U.S. Finance Corp.
5.500% due 05/15/2026		1,000	968
AMC Networks, Inc.
5.000% due 04/01/2024		3,000	2,962
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026		2,500	2,472
Antero Resources Corp.
5.000% due 03/01/2025		2,000	2,000
Aramark Services, Inc.
5.000% due 04/01/2025		1,000	998
5.000% due 02/01/2028		1,000	958
Arconic, Inc.
5.125% due 10/01/2024		3,000	2,989
5.950% due 02/01/2037		1,000	970
ARD Securities Finance SARL (8.750% Cash and 8.750% PIK)
8.750% due 01/31/2023 (b)		750	767
Ardagh Packaging Finance PLC
6.000% due 02/15/2025		2,000	1,952
7.250% due 05/15/2024		3,000	3,131
Ascend Learning LLC
6.875% due 08/01/2025		3,250	3,287
Ashland LLC
4.750% due 08/15/2022		1,000	1,008
6.875% due 05/15/2043		1,500	1,530
Associated Materials LLC
9.000% due 01/01/2024		5,000	5,262
Avon International Operations, Inc.
7.875% due 08/15/2022		2,000	1,992
Avon Products, Inc.
7.000% due 03/15/2023		750	634
B&G Foods, Inc.
5.250% due 04/01/2025 (k)		1,500	1,418
BC Unlimited Liability Co.
4.250% due 05/15/2024		750	714
5.000% due 10/15/2025		3,000	2,854
BCD Acquisition, Inc.
9.625% due 09/15/2023		2,000	2,140
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025		4,000	3,720
Berry Global, Inc.
4.500% due 02/15/2026		2,500	2,337

BMC Software Finance, Inc.
8.125% due 07/15/2021		1,000	1,024
Bombardier, Inc.
7.500% due 12/01/2024		1,000	1,055
7.500% due 03/15/2025		1,000	1,046
8.750% due 12/01/2021		3,000	3,315
Boyd Gaming Corp.
6.000% due 08/15/2026		750	743
6.875% due 05/15/2023		3,000	3,154
Brand Industrial Services, Inc.
8.500% due 07/15/2025		5,000	5,081
Burger King France S.A.S.
6.000% due 05/01/2024	EUR	1,250	1,560
BWAY Holding Co.
5.500% due 04/15/2024		$1,000	978
7.250% due 04/15/2025		3,000	2,932
Cablevision Systems Corp.
5.875% due 09/15/2022		1,000	995
Caesars Resort Collection LLC
5.250% due 10/15/2025		4,000	3,795
California Resources Corp.
8.000% due 12/15/2022		1,000	913
Callon Petroleum Co.
6.375% due 07/01/2026		2,000	2,012
Camelot Finance S.A.
7.875% due 10/15/2024		2,500	2,512
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		1,000	1,018
CCO Holdings LLC
5.125% due 05/01/2027		2,500	2,341
5.500% due 05/01/2026		500	486
5.750% due 02/15/2026		6,000	5,910
5.875% due 04/01/2024		3,000	3,022
Centene Corp.
5.625% due 02/15/2021		1,500	1,535
6.125% due 02/15/2024		1,000	1,056
Centene Escrow Corp.
5.375% due 06/01/2026		500	508
Centennial Resource Production LLC
5.375% due 01/15/2026		2,500	2,437
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	1,997
CF Industries, Inc.
5.150% due 03/15/2034		2,500	2,328
CGG Holding US, Inc.
9.000% due 05/01/2023		1,000	1,036
Change Healthcare Holdings LLC
5.750% due 03/01/2025		2,750	2,612
Chemours Co.
4.000% due 05/15/2026	EUR	1,250	1,457
5.375% due 05/15/2027		$1,000	970
7.000% due 05/15/2025		2,000	2,155
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,500	1,493
5.875% due 03/31/2025		1,750	1,827
7.000% due 06/30/2024		1,000	1,094
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,000	978
Chesapeake Energy Corp.
5.375% due 06/15/2021		1,000	985
8.000% due 12/15/2022		2,500	2,634
8.000% due 01/15/2025		2,500	2,552
Chobani LLC
7.500% due 04/15/2025		2,250	2,168
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,040
7.625% due 03/15/2020		2,000	1,995
CNX Midstream Partners LP
6.500% due 03/15/2026		1,000	975
CommScope Technologies LLC
6.000% due 06/15/2025		2,000	2,052
CommScope, Inc.
5.500% due 06/15/2024		1,000	1,009
Community Health Systems, Inc.
5.125% due 08/01/2021		1,250	1,163
6.250% due 03/31/2023		1,500	1,380
6.875% due 02/01/2022 (k)		1,500	773
8.125% due 06/30/2024		1,000	831
8.625% due 01/15/2024 (a)		750	754
Concordia International Corp.
7.000% due 04/15/2023 ^(c)		1,500	94
Constellium NV
5.750% due 05/15/2024		2,000	1,940
5.875% due 02/15/2026		1,000	968
6.625% due 03/01/2025		1,000	1,010

Continental Resources, Inc.
5.000% due 09/15/2022		1,000	1,016
Core & Main LP
6.125% due 08/15/2025		4,250	4,048
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(c)		2,000	1
Coty, Inc.
6.500% due 04/15/2026		2,000	1,924
Covey Park Energy LLC
7.500% due 05/15/2025		2,000	2,050
CPG Merger Sub LLC
8.000% due 10/01/2021		5,000	5,075
CSC Holdings LLC
5.250% due 06/01/2024		2,000	1,895
CTC BondCo GmbH
5.250% due 12/15/2025	EUR	3,000	3,340
DAE Funding LLC
4.500% due 08/01/2022		$1,000	973
5.000% due 08/01/2024		2,000	1,926
DaVita, Inc.
5.000% due 05/01/2025		1,000	944
5.750% due 08/15/2022		1,000	1,018
DBP Holding Corp.
7.750% due 10/15/2020		1,000	455
Dell International LLC
5.875% due 06/15/2021		1,000	1,016
Dell, Inc.
7.100% due 04/15/2028		1,000	1,078
Denbury Resources, Inc.
5.500% due 05/01/2022		500	463
9.000% due 05/15/2021		500	531
Diamond BC BV
5.625% due 08/15/2025	EUR	4,500	4,732
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043		$1,000	725
5.700% due 10/15/2039		1,000	805
7.875% due 08/15/2025		1,000	1,040
Diamond Resorts International, Inc.
7.750% due 09/01/2023		2,000	2,090
10.750% due 09/01/2024		1,500	1,616
Diamondback Energy, Inc.
4.750% due 11/01/2024		1,000	979
5.375% due 05/31/2025		2,000	2,006
Digicel Group Ltd.
7.125% due 04/01/2022 (k)		1,500	994
Digicel Ltd.
6.000% due 04/15/2021		1,000	906
DISH DBS Corp.
5.000% due 03/15/2023		1,000	871
5.875% due 07/15/2022		1,000	944
5.875% due 11/15/2024		1,250	1,063
6.750% due 06/01/2021		2,500	2,509
7.750% due 07/01/2026		1,500	1,320
DJO Finance LLC
8.125% due 06/15/2021		4,000	4,069
10.750% due 04/15/2020		1,000	983
DKT Finance ApS
9.375% due 06/17/2023 (a)		750	761
Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (b)		3,000	3,038
Eldorado Resorts, Inc.
6.000% due 04/01/2025		1,000	1,006
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024		1,750	1,898
Endo Dac
6.000% due 07/15/2023		1,000	828
6.000% due 02/01/2025		2,000	1,570
Endo Finance LLC
5.375% due 01/15/2023		1,000	805
5.750% due 01/15/2022		1,500	1,350
7.250% due 01/15/2022		1,000	925
Energizer Gamma Acquisition BV
4.625% due 07/15/2026 (a)	EUR	1,000	1,181
Ensco PLC
4.500% due 10/01/2024		$1,000	828
5.200% due 03/15/2025		1,250	1,042
5.750% due 10/01/2044		2,000	1,420
7.750% due 02/01/2026		875	830
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026		1,500	1,438
First Data Corp.
5.000% due 01/15/2024		1,000	996
5.750% due 01/15/2024		1,000	1,003
7.000% due 12/01/2023		4,000	4,176
First Quantum Minerals Ltd.
6.875% due 03/01/2026		1,000	960

7.250% due 04/01/2023		1,500	1,504
7.500% due 04/01/2025		750	743
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		4,000	3,870
7.875% due 07/15/2026		1,500	1,498
Freeport-McMoRan, Inc.
3.875% due 03/15/2023		2,250	2,132
4.000% due 11/14/2021		2,000	1,960
5.400% due 11/14/2034		3,000	2,737
Fresh Market, Inc.
9.750% due 05/01/2023		500	320
Galapagos Holding S.A.
7.000% due 06/15/2022 (k)	EUR	2,000	1,344
Gates Global LLC
6.000% due 07/15/2022		$2,384	2,420
GCP Applied Technologies, Inc.
5.500% due 04/15/2026		2,000	1,967
GLP Capital LP
5.250% due 06/01/2025		1,000	1,005
5.750% due 06/01/2028		1,500	1,519
Golden Nugget, Inc.
6.750% due 10/15/2024		2,000	2,005
Grinding Media, Inc.
7.375% due 12/15/2023		1,500	1,568
Gulfport Energy Corp.
6.375% due 05/15/2025		1,000	976
6.625% due 05/01/2023		1,500	1,519
Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		1,250	1,219
Hanesbrands, Inc.
4.625% due 05/15/2024		2,000	1,960
HCA Healthcare, Inc.
6.250% due 02/15/2021		3,000	3,120
HCA, Inc.
4.750% due 05/01/2023		1,000	1,000
5.250% due 06/15/2026		1,000	996
5.375% due 02/01/2025		1,500	1,481
5.875% due 03/15/2022		1,000	1,045
6.500% due 02/15/2020		2,000	2,087
7.500% due 02/15/2022		1,000	1,090
HD Supply, Inc.
5.750% due 04/15/2024		2,250	2,360
Hercule Debtco SARL (6.750% Cash or 7.500% PIK)
6.750% due 06/30/2024 (b)	EUR	2,000	2,289
Hexion, Inc.
6.625% due 04/15/2020		$1,000	939
High Ridge Brands Co.
8.875% due 03/15/2025		1,750	788
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		1,500	1,481
HudBay Minerals, Inc.
7.250% due 01/15/2023		1,000	1,035
7.625% due 01/15/2025		1,750	1,842
iHeartCommunications, Inc.
9.000% due 03/01/2021 ^(c)		2,000	1,530
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	3,000	3,573
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$2,000	1,922
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		2,000	1,887
Indigo Natural Resources LLC
6.875% due 02/15/2026		1,000	973
Infor U.S., Inc.
6.500% due 05/15/2022		1,000	1,009
Informatica LLC
7.125% due 07/15/2023		3,000	3,046
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		1,500	1,350
7.250% due 10/15/2020		1,750	1,750
7.500% due 04/01/2021		750	748
8.000% due 02/15/2024		1,500	1,579
9.750% due 07/15/2025		1,750	1,851
International Game Technology PLC
6.250% due 02/15/2022		3,000	3,090
6.500% due 02/15/2025		2,000	2,075
IQVIA, Inc.
5.000% due 10/15/2026		4,000	3,910
Jagged Peak Energy LLC
5.875% due 05/01/2026		1,000	983
Jaguar Holding Co.
6.375% due 08/01/2023		5,000	4,988
Jeld-Wen, Inc.
4.625% due 12/15/2025		3,500	3,342
4.875% due 12/15/2027		1,500	1,399

KFC Holding Co.
5.250% due 06/01/2026		2,000	1,975
Kinetic Concepts, Inc.
12.500% due 11/01/2021		6,000	6,660
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		4,500	4,061
La Financiere Atalian SASU
5.125% due 05/15/2025	EUR	1,625	1,819
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		$1,000	978
4.875% due 11/01/2026		2,000	1,950
LHMC Finco SARL
6.250% due 12/20/2023 (a)	EUR	1,000	1,156
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (k)		$1,000	843
5.500% due 04/15/2025		1,500	1,208
5.750% due 08/01/2022		2,000	1,810
Mattel, Inc.
6.750% due 12/31/2025		1,500	1,464
Matterhorn Merger Sub LLC
8.500% due 06/01/2026		3,000	2,902
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		3,000	3,112
Merlin Entertainments PLC
5.750% due 06/15/2026		2,750	2,798
MGM Resorts International
5.750% due 06/15/2025		1,000	1,004
6.000% due 03/15/2023		3,000	3,097
6.625% due 12/15/2021		1,250	1,319
7.750% due 03/15/2022		2,000	2,185
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	1,940
MPH Acquisition Holdings LLC
7.125% due 06/01/2024		4,000	4,110
N&W Global Vending SpA
10.500% due 10/15/2023 (i)	EUR	2,000	2,462
Nabors Industries, Inc.
5.750% due 02/01/2025		$2,000	1,895
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		1,500	999
Netflix, Inc.
4.875% due 04/15/2028		2,000	1,909
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	1,500	1,019
Newco GB S.A.S. (8.000% Cash or 8.000% PIK)
8.000% due 12/15/2022 (b)	EUR	1,500	1,792
Newfield Exploration Co.
5.625% due 07/01/2024		$2,000	2,117
5.750% due 01/30/2022		1,000	1,046
Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	3,000	3,215
Norican A/S
4.500% due 05/15/2023		2,500	2,692
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019		1,628	1,849
Novelis Corp.
5.875% due 09/30/2026		$3,000	2,880
6.250% due 08/15/2024		2,000	2,005
NVA Holdings, Inc.
6.875% due 04/01/2026		2,000	1,997
NXP BV
4.125% due 06/01/2021		1,000	1,000
4.625% due 06/01/2023		1,000	1,014
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		11,500	11,299
Pactiv LLC
7.950% due 12/15/2025		2,000	2,200
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		1,250	1,190
5.250% due 08/15/2022		3,000	2,981
5.500% due 02/15/2024		1,250	1,237
Perstorp Holding AB
11.000% due 09/30/2021		1,000	1,078
PetSmart, Inc.
5.875% due 06/01/2025		1,000	773
7.125% due 03/15/2023		3,500	2,367
Phosphorus Holdco PLC
10.000% due 04/01/2019 ^(c)	GBP	2,000	158
Pilgrim’s Pride Corp.
5.750% due 03/15/2025		$2,000	1,925
Pinnacle Foods Finance LLC
5.875% due 01/15/2024		2,000	2,117
Pinnacle Operating Corp.
9.000% due 05/15/2023		494	469
Pisces Midco, Inc.
8.000% due 04/15/2026		4,000	3,867

Pizzaexpress Financing PLC
6.625% due 08/01/2021	GBP	1,550	1,915
Platform Specialty Products Corp.
5.875% due 12/01/2025		$2,000	1,957
6.500% due 02/01/2022		2,000	2,040
Platin GmbH
5.375% due 06/15/2023	EUR	1,250	1,402
Post Holdings, Inc.
5.000% due 08/15/2026		$4,000	3,740
5.625% due 01/15/2028		1,000	941
5.750% due 03/01/2027		2,750	2,661
Prague CE SARL (10.000% Cash or 10.000% PIK)
10.000% due 12/15/2022 (b)	EUR	2,500	2,889
Precision Drilling Corp.
5.250% due 11/15/2024		$1,000	950
7.750% due 12/15/2023		1,500	1,586
Prestige Brands, Inc.
5.375% due 12/15/2021		1,000	1,004
6.375% due 03/01/2024		2,000	1,990
Prime Security Services Borrower LLC
9.250% due 05/15/2023		3,250	3,477
Rackspace Hosting, Inc.
8.625% due 11/15/2024		1,750	1,763
Radiate Holdco LLC
6.875% due 02/15/2023		2,500	2,412
Range Resources Corp.
5.000% due 08/15/2022		1,000	995
5.000% due 03/15/2023		1,000	977
RBS Global, Inc.
4.875% due 12/15/2025		3,000	2,835
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (k)		1,500	848
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,938	1,948
7.000% due 07/15/2024		2,000	2,046
Rite Aid Corp.
6.125% due 04/01/2023		2,000	2,030
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		1,500	1,489
Rowan Cos., Inc.
4.750% due 01/15/2024		1,000	868
4.875% due 06/01/2022		1,000	950
5.850% due 01/15/2044		1,500	1,118
7.375% due 06/15/2025		1,500	1,459
Safari Holding Verwaltungs GmbH
5.375% due 11/30/2022	EUR	1,000	1,158
Sanchez Energy Corp.
7.750% due 06/15/2021		$750	643
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	250	279
5.500% due 02/15/2026		1,500	1,665
6.250% due 09/01/2020		$1,900	1,909
10.000% due 12/01/2022		3,000	3,206
Sensata Technologies BV
4.875% due 10/15/2023		2,000	2,017
5.625% due 11/01/2024		1,000	1,041
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026		1,500	1,568
ServiceMaster Co. LLC
5.125% due 11/15/2024		2,000	1,945
7.450% due 08/15/2027		2,000	2,135
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,875	2,057
Simmons Foods, Inc.
5.750% due 11/01/2024		$2,000	1,745
Sinclair Television Group, Inc.
5.625% due 08/01/2024		2,000	1,990
5.875% due 03/15/2026		1,000	976
SiTV LLC
10.375% due 07/01/2019		1,250	750
Sotera Health Holdings LLC
6.500% due 05/15/2023		2,500	2,556
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		4,000	4,020
Southwestern Energy Co.
4.100% due 03/15/2022		2,250	2,160
6.700% due 01/23/2025		1,000	983
7.500% due 04/01/2026		1,250	1,300
Spectrum Brands, Inc.
5.750% due 07/15/2025		2,000	1,985
SPX FLOW, Inc.
5.875% due 08/15/2026		3,000	2,985
SRC Energy, Inc.
6.250% due 12/01/2025		2,250	2,258
Standard Industries, Inc.
4.750% due 01/15/2028		1,000	923

5.000% due 02/15/2027		2,000	1,870
5.375% due 11/15/2024		1,000	993
6.000% due 10/15/2025		2,000	2,015
Stars Group Holdings BV
7.000% due 07/15/2026 (a)		750	759
Station Casinos LLC
5.000% due 10/01/2025		1,000	943
Sunoco LP
4.875% due 01/15/2023		500	481
5.500% due 02/15/2026		500	475
5.875% due 03/15/2028		750	709
Sunshine Mid BV
6.500% due 05/15/2026	EUR	2,500	2,777
Swissport Financing SARL
6.750% due 12/15/2021		2,000	2,429
9.750% due 12/15/2022 (k)		1,500	1,892
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$226	225
T-Mobile USA, Inc.
4.750% due 02/01/2028		1,000	926
6.375% due 03/01/2025		1,500	1,560
6.500% due 01/15/2026		2,000	2,064
Team Health Holdings, Inc.
6.375% due 02/01/2025 (k)		5,000	4,325
Teck Resources Ltd.
4.500% due 01/15/2021		3,000	3,015
5.400% due 02/01/2043		1,000	900
6.125% due 10/01/2035		3,250	3,282
TEGNA, Inc.
4.875% due 09/15/2021		750	753
5.500% due 09/15/2024		1,000	1,004
Teine Energy Ltd.
6.875% due 09/30/2022		2,000	2,030
Tele Columbus AG
3.875% due 05/02/2025	EUR	750	835
Tempur Sealy International, Inc.
5.500% due 06/15/2026		$2,500	2,425
Tenet Healthcare Corp.
5.125% due 05/01/2025		2,000	1,909
6.750% due 06/15/2023 (k)		3,000	2,996
6.875% due 11/15/2031		1,000	915
7.000% due 08/01/2025		2,000	1,992
8.125% due 04/01/2022		3,000	3,142
TES Finance PLC
6.750% due 07/15/2020	GBP	1,000	1,204
TI Group Automotive Systems LLC
8.750% due 07/15/2023		$934	977
TransDigm, Inc.
6.000% due 07/15/2022		1,000	1,008
6.375% due 06/15/2026		1,000	995
6.500% due 07/15/2024		1,500	1,530
Transocean Guardian Ltd.
5.875% due 01/15/2024 (a)		1,000	995
Transocean, Inc.
5.800% due 10/15/2022		1,000	995
6.800% due 03/15/2038 (k)		1,500	1,226
7.500% due 04/15/2031		1,500	1,399
9.000% due 07/15/2023		3,250	3,510
U.S. Concrete, Inc.
6.375% due 06/01/2024		3,000	3,015
U.S. Foods, Inc.
5.875% due 06/15/2024		2,500	2,556
United Rentals North America, Inc.
4.875% due 01/15/2028		1,000	931
5.500% due 07/15/2025		3,000	3,034
Unitymedia Hessen GmbH & Co. KG
3.500% due 01/15/2027	EUR	1,000	1,223
5.000% due 01/15/2025		$2,000	2,035
Univision Communications, Inc.
5.125% due 02/15/2025		4,000	3,705
6.750% due 09/15/2022		591	606
UPC Holding BV
3.875% due 06/15/2029	EUR	1,000	1,085
UPCB Finance Ltd.
5.375% due 01/15/2025		$2,000	1,910
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	3,000	3,321
5.500% due 11/01/2025		$1,000	989
5.625% due 12/01/2021		2,000	1,975
5.875% due 05/15/2023		1,500	1,415
6.125% due 04/15/2025		1,000	925
7.000% due 03/15/2024		2,000	2,099
7.250% due 07/15/2022		2,000	2,048
7.500% due 07/15/2021		1,000	1,018
9.000% due 12/15/2025		2,000	2,082

Viking Cruises Ltd.
5.875% due 09/15/2027		1,750	1,658
Virgin Media Finance PLC
6.000% due 10/15/2024		2,000	1,910
Virgin Media Secured Finance PLC
5.250% due 01/15/2026		2,750	2,554
VOC Escrow Ltd.
5.000% due 02/15/2028		1,000	950
Waste Pro USA, Inc.
5.500% due 02/15/2026		2,000	1,927
Weatherford International Ltd.
7.000% due 03/15/2038		1,000	803
7.750% due 06/15/2021		1,500	1,549
8.250% due 06/15/2023		1,000	995
9.875% due 02/15/2024		750	761
Welbilt, Inc.
9.500% due 02/15/2024		1,500	1,659
West Street Merger Sub, Inc.
6.375% due 09/01/2025		5,000	4,800
Whiting Petroleum Corp.
5.750% due 03/15/2021 (k)		1,000	1,024
6.625% due 01/15/2026		500	516
WildHorse Resource Development Corp.
6.875% due 02/01/2025		2,000	2,050
Williams Cos., Inc.
4.550% due 06/24/2024		3,000	3,015
Wind Tre SpA
3.125% due 01/20/2025	EUR	2,500	2,376
5.000% due 01/20/2026		$1,000	798
Wittur International Holding GmbH
8.500% due 02/15/2023	EUR	3,000	3,545
WMG Acquisition Corp.
5.500% due 04/15/2026		$2,000	1,987
WPX Energy, Inc.
6.000% due 01/15/2022		1,000	1,045
8.250% due 08/01/2023		1,000	1,138
Wrangler Buyer Corp.
6.000% due 10/01/2025		2,500	2,375
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	936
5.500% due 03/01/2025		3,000	2,955
Yum! Brands, Inc.
6.875% due 11/15/2037		1,750	1,733
Zayo Group LLC
5.750% due 01/15/2027		2,000	1,970
Ziggo Bond Finance BV
6.000% due 01/15/2027		2,000	1,885
Ziggo BV
5.500% due 01/15/2027		3,000	2,810

			702,988

UTILITIES 8.1%
Blue Racer Midstream LLC
6.125% due 11/15/2022		3,000	3,045
Calpine Corp.
5.375% due 01/15/2023		2,000	1,910
5.750% due 01/15/2025		3,000	2,751
CenturyLink, Inc.
5.800% due 03/15/2022		2,500	2,487
6.450% due 06/15/2021		1,000	1,033
Endeavor Energy Resources LP
5.500% due 01/30/2026		1,000	973
5.750% due 01/30/2028		1,000	979
EP Energy LLC
7.750% due 05/15/2026		1,000	1,025
9.375% due 05/01/2024		1,000	825
Frontier Communications Corp.
8.500% due 04/01/2026		750	727
10.500% due 09/15/2022		1,750	1,597
11.000% due 09/15/2025		1,250	1,006
Genesis Energy LP
6.000% due 05/15/2023		1,000	986
6.250% due 05/15/2026		1,000	945
6.750% due 08/01/2022		2,000	2,030
Great Western Petroleum LLC
9.000% due 09/30/2021		2,000	2,060
Jonah Energy LLC
7.250% due 10/15/2025		1,250	1,016
NGL Energy Partners LP
6.125% due 03/01/2025		1,250	1,188
NGPL PipeCo LLC
4.375% due 08/15/2022		750	745
4.875% due 08/15/2027		1,000	991
NRG Energy, Inc.
6.250% due 07/15/2022		1,000	1,032

6.250% due 05/01/2024	1,000	1,030
6.625% due 01/15/2027	2,500	2,581
Parsley Energy LLC
5.250% due 08/15/2025	4,000	3,950
Sprint Capital Corp.
8.750% due 03/15/2032	2,000	2,145
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,987
7.000% due 08/15/2020	1,000	1,038
Sprint Corp.
7.125% due 06/15/2024	2,000	2,024
7.250% due 09/15/2021	3,000	3,127
7.625% due 02/15/2025 (k)	2,000	2,055
7.875% due 09/15/2023	5,000	5,197
Tallgrass Energy Partners LP
5.500% due 09/15/2024	3,000	3,075
Targa Resources Partners LP
5.250% due 05/01/2023	3,000	3,007
5.875% due 04/15/2026	2,000	2,017
Telecom Italia Capital S.A.
6.375% due 11/15/2033	2,000	1,980
Telecom Italia SpA
5.303% due 05/30/2024	4,000	3,960
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	968
5.000% due 01/31/2028	1,500	1,427
Vistra Energy Corp.
7.375% due 11/01/2022	1,000	1,048
7.625% due 11/01/2024	2,000	2,142

		74,109

Total Corporate Bonds & Notes (Cost $874,100)		858,694

CONVERTIBLE BONDS & NOTES 0.1%
UTILITIES 0.1%
CHC Group LLC
0.000% due 10/01/2020 (f)(i)	538	552

Total Convertible Bonds & Notes (Cost $427)		552

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	2

HEALTH CARE 0.1%
NVHL S.A. ‘A’ «(d)(i)	21,410	40
NVHL S.A. ‘B’ «(d)(i)	21,410	40
NVHL S.A. ‘C’ «(d)(i)	21,410	40
NVHL S.A. ‘D’ «(d)(i)	21,410	40
NVHL S.A. ‘E’ «(d)(i)	21,410	40
NVHL S.A. ‘F’ «(d)(i)	21,410	40
NVHL S.A. ‘G’ «(d)(i)	21,410	40
NVHL S.A. ‘H’ «(d)(i)	21,410	40
NVHL S.A. ‘I’ «(d)(i)	21,410	40
NVHL S.A. ‘J’ «(d)(i)	21,410	40

		400

INDUSTRIALS 0.0%
CHC Group LLC «(d)	10,468	85

Total Common Stocks (Cost $2,555)		487

WARRANTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	517,500	230

Total Warrants (Cost $0)		230

PREFERRED SECURITIES 0.3%
INDUSTRIALS 0.3%
Pinnacle Agriculture Holdings LLC
3.000% «(i)	505,811	237
Sequa Corp.
9.000% «	2,400	2,160

Total Preferred Securities (Cost $2,724)		2,397

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.0%		348

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.884% due 08/02/2018 - 10/04/2018 (e)(f)(m)	$1,384	1,381

Total Short-Term Instruments (Cost $1,729)		1,729

Total Investments in Securities (Cost $887,495)		869,726

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short Asset Portfolio	1,005,335	10,059
PIMCO Short-Term Floating NAV Portfolio III	5,023,619	49,664

Total Short-Term Instruments (Cost $59,707)		59,723

Total Investments in Affiliates (Cost $59,707)		59,723

Total Investments 101.5% (Cost $947,202)		$929,449
Financial Derivative Instruments (l)(0.1)% (Cost or Premiums, net $(20))		(570)
Other Assets and Liabilities, net (1.4)%		(13,519)

Net Assets 100.0%		$915,360

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC 0.000% due 10/01/2020	02/02/2017	$427	$552	0.06%
N&W Global Vending SpA 10.500% due 10/15/2023	10/07/2016	2,148	2,462	0.27
NVHL S.A. ‘A’	03/09/2012	69	40	0.01
NVHL S.A. ‘B’	03/09/2012	69	40	0.01
NVHL S.A. ‘C’	03/09/2012	69	40	0.01
NVHL S.A. ‘D’	03/09/2012	69	40	0.01
NVHL S.A. ‘E’	03/09/2012	70	40	0.00
NVHL S.A. ‘F’	03/09/2012	70	40	0.00
NVHL S.A. ‘G’	03/09/2012	70	40	0.00
NVHL S.A. ‘H’	03/09/2012	70	40	0.00
NVHL S.A. ‘I’	03/09/2012	70	40	0.00
NVHL S.A. ‘J’	03/09/2012	70	40	0.00
Pinnacle Agriculture Holdings LLC 3.000%	09/13/2013	324	237	0.03

		$3,595	$3,651	0.40%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$348	U.S. Treasury Notes 2.000% due 02/15/2022	$(359)	$348	$348

Total Repurchase Agreements						$(359)	$348	$348

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.350)%	01/12/2018	TBD	(3)		$(1,707)	$(1,704)
	(0.250)	03/23/2018	TBD	(3)		(299)	(299)
	0.250	05/03/2018	TBD	(3)		(2,778)	(2,779)
	0.700	06/18/2018	TBD	(3)		(1,730)	(1,731)
	1.200	06/18/2018	TBD	(3)		(2,132)	(2,133)
	1.450	06/18/2018	TBD	(3)		(649)	(649)
	1.750	06/28/2018	TBD	(3)		(1,917)	(1,917)
CFR	(1.500)	02/07/2018	TBD	(3)	EUR	(1,504)	(1,745)
DEU	(4.000)	06/11/2018	TBD	(3)		$(778)	(776)
JML	(3.000)	04/18/2018	TBD	(3)	EUR	(1,106)	(1,284)
NOM	(0.250)	06/22/2018	TBD	(3)		(735)	(735)
UBS	0.000	06/22/2018	TBD	(3)		(958)	(958)

Total Reverse Repurchase Agreements							$(16,710)

(k)	Securities with an aggregate market value of $18,294 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(17,648) at a weighted average interest rate of (0.428)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	07/2018	GBP	9,368	$	12,411	$48	$0
GLM	07/2018	EUR	1,216		1,435	15	0
	07/2018	$	527	EUR	454	3	0
	08/2018	EUR	977	$	1,140	0	(4)
JPM	07/2018		1,173		1,375	5	0
SCX	07/2018		53,825		62,353	0	(503)
SSB	07/2018	$	66,028	EUR	56,721	210	0
	08/2018	EUR	56,721	$	66,175	0	(207)
UAG	07/2018		2,958		3,459	12	(7)
	07/2018	$	12,387	GBP	9,368	0	(23)
	08/2018	GBP	9,368	$	12,404	24	0

Total Forward Foreign Currency Contracts						$317	$(744)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$700	$(1)	$0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	1,200	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	1,000	(2)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	400	0	0

						$(4)	$(1)

Total Written Options						$(4)	$(1)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	$10,000	$(16)	$(126)	$0	$(142)

Total Swap Agreements								$(16)	$(126)	$0	$(142)

(m)

Securities with an aggregate market value of $231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$750	$4,887	$5,637
Corporate Bonds & Notes
Banking & Finance	0	81,597	0	81,597
Industrials	0	702,988	0	702,988
Utilities	0	74,109	0	74,109
Convertible Bonds & Notes
Utilities	0	552	0	552
Common Stocks
Consumer Discretionary	2	0	0	2
Health Care	0	0	400	400
Industrials	0	0	85	85
Warrants
Information Technology	0	0	230	230
Preferred Securities
Industrials	0	0	2,397	2,397
Short-Term Instruments
Repurchase Agreements	0	348	0	348
U.S. Treasury Bills	0	1,381	0	1,381
	$2	$861,725	$7,999	$869,726

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,723	$0	$0	$59,723

Total Investments	$59,725	$861,725	$7,999	$929,449

Financial Derivative Instruments - Assets
Over the counter	$0	$317	$0	$317

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(887)	$0	$(887)

Total Financial Derivative Instruments	$0	$(570)	$0	$(570)

Totals	$59,725	$861,155	$7,999	$928,879

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2% (¤)
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
Accudyne Industries LLC
5.344% (LIBOR03M + 3.250%) due 08/18/2024		$9,049	$9,049
Alphabet Holding Co., Inc.
5.594% (LIBOR03M + 3.500%) due 09/26/2024		7,871	7,402
Altice Financing S.A.
5.098% (LIBOR03M + 2.750%) due 01/31/2026		2,563	2,531
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025	EUR	27,086	31,465
American Builders & Contractors Supply Co., Inc.
4.094% (LIBOR03M + 2.000%) due 10/31/2023		$46,271	45,977
Ancestry.com Operations, Inc.
5.350% (LIBOR03M + 3.250%) due 10/19/2023		21,309	21,301
Aramark Services, Inc.
TBD% due 03/11/2025		10,672	10,675
Avantor, Inc.
6.094% (LIBOR03M + 4.000%) due 11/21/2024		10,365	10,446
Avolon Holdings Ltd.
TBD% - 3.838% (LIBOR03M + 1.750%) due 09/30/2020		17,462	17,416
4.088% (LIBOR03M + 2.000%) due 01/15/2025		93,862	92,881
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(m)		32,994	32,930
Axalta Coating Systems U.S. Holdings, Inc.
4.084% (LIBOR03M + 1.750%) due 06/01/2024		4,264	4,249
B.C. Unlimited Liability Co.
4.344% (LIBOR03M + 2.250%) due 02/16/2024		11,481	11,432
Barracuda Networks, Inc.
5.307% (LIBOR03M + 3.250%) due 02/12/2025		2,790	2,783
Beacon Roofing Supply, Inc.
4.280% - 6.250% (LIBOR03M + 2.250%) due 01/02/2025		6,550	6,526
BMC Software Finance, Inc.
5.344% (LIBOR03M + 3.250%) due 09/10/2022		3,413	3,417
BWAY Holding Co.
5.587% - 7.250% (LIBOR03M + 3.250%) due 04/03/2024		9,672	9,693
Caesars Entertainment Operating Co.
4.094% (LIBOR03M + 2.000%) due 10/06/2024		15,801	15,704
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024		74,137	74,097
California Resources Corp.
6.838% (LIBOR03M + 4.750%) due 12/31/2022		7,600	7,757
Calmart
1.000% due 02/15/2023		100,000	100,125
Camelot UK Holdco Ltd.
5.344% (LIBOR03M + 3.250%) due 10/03/2023		5,896	5,889
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		65,937	65,408
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025		142,477	139,780
CH Hold Corp.
5.094% (LIBOR03M + 3.000%) due 02/01/2024		3,495	3,498
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025		11,049	11,052
CityCenter Holdings LLC
4.344% (LIBOR03M + 2.250%) due 04/18/2024		6,039	6,017
Community Health Systems, Inc.
5.307% (LIBOR03M + 3.000%) due 12/31/2019		7,712	7,693
5.557% (LIBOR03M + 3.250%) due 01/27/2021		148,159	144,841
Core & Main LP
5.211% - 5.300% (LIBOR03M + 3.000%) due 08/01/2024		5,809	5,833
Cortes NP Acquisition Corp.
6.001% (LIBOR03M + 4.000%) due 11/30/2023		8,121	8,045
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025		9,200	9,224
Crown Holdings, Inc.
2.375% (EUR003M + 2.375%) due 01/29/2025	EUR	5,400	6,298
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026		$15,900	15,874
DaVita HealthCare Partners, Inc.
4.844% (LIBOR03M + 2.750%) due 06/24/2021		23,027	23,115
Dell, Inc.
4.100% (LIBOR03M + 2.000%) due 09/07/2023		7,629	7,604
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023		28,357	28,392

Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024	EUR	5,323	6,104
Diamond Resorts Corp.
TBD% - 6.084% (LIBOR03M + 3.750%) due 09/02/2023		$34,574	33,720
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024 «		61,040	64,092
Dryrocks World LLC
TBD% due 11/20/2020		6,272	6,001
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022		188,118	178,085
Energizer Holdings. Inc.
TBD% due 05/18/2019		25,400	25,400
FCA U.S. LLC
4.100% (LIBOR03M + 2.000%) due 12/31/2018		13,747	13,782
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		66,310	65,852
Gardner Denver, Inc.
4.844% (LIBOR03M + 2.750%) due 07/30/2024		94	94
Genworth Financial, Inc.
6.546% (LIBOR03M + 4.500%) due 02/22/2023		3,630	3,707
Global Medical Response, Inc.
6.335% (LIBOR03M + 4.250%) due 03/14/2025		13,332	13,188
Golden Nugget, Inc.
4.796% - 4.844% (LIBOR03M + 2.750%) due 10/04/2023		299	300
Grifols Worldwide Operations USA, Inc.
4.238% (LIBOR03M + 2.250%) due 01/31/2025		3,412	3,416
GTT Communications, Inc.
4.875% (LIBOR03M + 2.750%) due 05/31/2025		7,500	7,404
HCA, Inc.
4.094% (LIBOR03M + 2.000%) due 03/13/2025		10,639	10,684
HD Supply, Inc.
4.594% (LIBOR03M + 2.500%) due 10/17/2023		6,994	7,027
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023		136,212	136,290
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(e)		34,615	26,459
TBD% - 9.052% due 01/30/2019 ^(e)		310,569	237,973
Ineos U.S. Finance LLC
2.500% (EUR003M + 2.000%) due 03/31/2024	EUR	57,312	66,295
Intelsat Jackson Holdings S.A.
5.853% (LIBOR03M + 3.750%) due 11/27/2023		$11,686	11,679
IRB Holding Corp.
5.255% - 5.280% (LIBOR03M + 3.250%) due 02/05/2025		7,382	7,402
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 02/15/2021	EUR	49,842	58,465
2.350% (EUR003M + 2.350%) due 02/15/2021		50,730	59,507
Kinetic Concepts, Inc.
5.584% (LIBOR03M + 3.250%) due 02/02/2024		$6,880	6,902
Klockner-Pentaplast of America, Inc.
4.750% (EUR003M + 4.750%) due 06/30/2022	EUR	5,400	5,983
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025		$8,477	8,430
McDermott International, Inc.
7.094% (LIBOR03M + 5.000%) due 05/12/2025		11,963	12,040
Meredith Corp.
5.094% (LIBOR03M + 3.000%) due 01/31/2025		5,686	5,698
MGM Growth Properties Operating Partnership LP
4.094% (LIBOR03M + 2.000%) due 04/25/2023		37,601	37,609
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024		17,021	17,039
Ministry of Finance and Economic Affairs
7.825% (LIBOR03M + 5.500%) due 12/10/2019 «		23,120	23,146
Mission Broadcasting, Inc.
4.482% (LIBOR03M + 2.500%) due 01/17/2024		1,820	1,821
Multi Color Corp.
4.344% (LIBOR03M + 2.250%) due 10/31/2024		2,653	2,656
Nexstar Broadcasting, Inc.
4.482% (LIBOR03M + 2.500%) due 01/17/2024		14,016	14,025
Nielsen Finance LLC
4.046% (LIBOR03M + 2.000%) due 10/04/2023		26,566	26,579
Numericable Group S.A.
3.000% (EUR003M + 3.000%) due 07/31/2025	EUR	9,925	11,360
Parexel International Corp.
4.844% (LIBOR03M + 2.750%) due 09/27/2024		$7,543	7,512
PetSmart, Inc.
5.010% (LIBOR03M + 3.000%) due 03/11/2022		38,293	31,812
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025		32,000	32,010
Post Holdings, Inc.
4.100% (LIBOR03M + 2.000%) due 05/24/2024		9,519	9,499
Presidential City
6.074% (LIBOR03M + 4.000%) due 02/08/2025 (m)		30,000	30,068
Prestige Brands, Inc.
4.094% (LIBOR03M + 2.000%) due 01/26/2024		966	964
Project Bull
4.046% (LIBOR03M + 2.000%) due 03/10/2020		226,272	226,555

Reynolds Group Holdings, Inc.
4.844% (LIBOR03M + 2.750%) due 02/05/2023		6,023	6,022
Rise Ltd.
4.750% due 02/15/2039 «~(m)		2,634	2,608
RPI Finance Trust
4.334% (LIBOR03M + 2.000%) due 03/27/2023		13,096	13,106
SBA Senior Finance LLC
4.100% due 04/11/2025		4,900	4,884
Sequa Mezzanine Holdings LLC
7.046% (LIBOR03M + 5.000%) due 11/28/2021		39,749	39,860
11.099% (LIBOR03M + 9.000%) due 04/28/2022 «		14,440	14,729
Serta Simmons Bedding LLC
5.530% - 5.808% (LIBOR03M + 3.500%) due 11/08/2023		5,135	4,386
Sigma Bidco BV
TBD% due 03/06/2025	EUR	48,800	55,950
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		$61,300	61,284
Sprint Communications, Inc.
4.625% (LIBOR03M + 2.500%) due 02/02/2024		78,720	78,400
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025		24,335	24,386
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025		63,963	64,099
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		86,984	84,641
Syniverse Holdings, Inc.
7.046% (LIBOR03M + 5.000%) due 03/09/2023		7,751	7,755
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024	EUR	23,850	27,841
TerraForm Power Operating LLC
4.094% (LIBOR03M + 2.000%) due 11/08/2022		$1,891	1,889
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023		13,501	13,463
Traverse Midstream Partners LLC
6.340% (LIBOR03M + 4.000%) due 09/27/2024		3,406	3,413
Tronox Blocked Borrower LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024		2,307	2,310
Tronox Finance LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024		5,329	5,336
Unitymedia Finance LLC
4.323% (LIBOR03M + 2.250%) due 01/15/2026		14,380	14,326
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027	EUR	41,260	47,912
Univision Communications, Inc.
4.844% (LIBOR03M + 2.750%) due 03/15/2024		$198,499	192,190
Valeant Pharmaceuticals International, Inc.
4.982% (LIBOR03M + 3.000%) due 06/02/2025		16,962	16,929
Virgin Media Investment Holdings Ltd.
3.756% due 01/15/2027	GBP	7,100	9,307
Vistra Operations Co. LLC
4.344% (LIBOR03M + 2.250%) due 12/14/2023		$8,260	8,225
Wand Merger Corp.
TBD% due 04/27/2019		111,200	110,504
West Corp.
6.094% (LIBOR03M + 4.000%) due 10/10/2024		3,360	3,353
Westmoreland Coal Co.
TBD% due 05/31/2020		4,079	4,160
TBD% due 12/16/2020 ^(e)		7,992	2,009
Wyndham Hotels & Resorts, Inc.
3.726% (LIBOR03M + 1.750%) due 05/30/2025		13,200	13,210

Total Loan Participations and Assignments (Cost $3,575,225)			3,499,540

CORPORATE BONDS & NOTES 20.5%
BANKING & FINANCE 12.3%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		10,565	10,630
4.125% due 07/03/2023		21,250	21,152
4.250% due 07/01/2020		7,564	7,651
4.500% due 05/15/2021		9,888	10,089
4.625% due 10/30/2020		22,430	22,876
5.000% due 10/01/2021		2,200	2,268
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~		70,600	42,713
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	6,800	8,485
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		$13,000	13,424
Ally Financial, Inc.
3.250% due 11/05/2018		2,559	2,562
3.500% due 01/27/2019		12,355	12,355
3.750% due 11/18/2019		14,014	14,032
4.125% due 03/30/2020		26,560	26,660
4.250% due 04/15/2021		1,440	1,444

4.625% due 05/19/2022		3,105	3,105
4.750% due 09/10/2018		36,135	36,248
7.500% due 09/15/2020		1,944	2,085
8.000% due 03/15/2020		7,150	7,659
8.000% due 11/01/2031		48,118	57,495
Ambac Assurance Corp.
5.100% due 06/07/2020		197	265
Ambac LSNI LLC
7.337% due 02/12/2023 •		83,201	84,557
American International Group, Inc.
4.200% due 04/01/2028		7,978	7,807
5.750% due 04/01/2048 •		25,894	25,570
American Tower Corp.
3.000% due 06/15/2023		20,746	19,909
3.300% due 02/15/2021		1,400	1,399
Annington Funding PLC
2.646% due 07/12/2025	GBP	9,900	13,024
Ardonagh Midco PLC
8.375% due 07/15/2023		55,800	74,649
Assurant, Inc.
4.200% due 09/27/2023		$10,382	10,384
Athene Global Funding
4.000% due 01/25/2022		9,580	9,651
Athene Holding Ltd.
4.125% due 01/12/2028		9,156	8,456
Aviation Capital Group LLC
2.875% due 01/20/2022		2,605	2,521
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		31,313	31,313
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		3,958	3,930
4.350% due 04/20/2028		23,690	22,682
5.000% due 04/20/2048		13,778	12,731
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(k)(l)	EUR	17,800	21,667
8.875% due 04/14/2021 •(k)(l)		14,400	18,877
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)		6,600	2,312
Banco Santander S.A.
3.459% due 04/12/2023 ~		$6,800	6,796
3.848% due 04/12/2023		10,200	9,983
4.379% due 04/12/2028		8,000	7,661
6.250% due 09/11/2021 •(k)(l)	EUR	44,200	54,470
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	118,000	7,605
2.985% due 06/25/2022 ~		$93,850	93,802
3.108% due 03/05/2024 ~		6,850	6,832
3.300% due 01/11/2023		3,500	3,450
3.419% due 12/20/2028 •		11,133	10,492
3.550% due 03/05/2024 •		21,345	21,133
4.000% due 04/01/2024		38	38
4.100% due 07/24/2023		1,550	1,577
4.125% due 01/22/2024		3,300	3,356
5.875% due 03/15/2028 •(k)		108,332	106,030
Bank of Ireland
7.375% due 06/18/2020 •(k)(l)	EUR	18,450	23,162
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	211
Barclays Bank PLC
5.125% due 01/08/2020		5,500	5,654
7.625% due 11/21/2022 (l)		315,620	340,357
14.000% due 06/15/2019 •(k)	GBP	5,800	8,476
Barclays PLC
3.125% due 01/17/2024		74,300	98,262
3.250% due 02/12/2027		49,600	64,032
3.250% due 01/17/2033		32,500	39,319
3.650% due 03/16/2025		$1,100	1,033
3.684% due 01/10/2023		12,900	12,554
3.710% due 05/16/2024 ~		79,200	78,608
3.962% (US0003M + 1.625%) due 01/10/2023 ~		22,000	22,352
4.337% due 01/10/2028		12,400	11,795
4.338% due 05/16/2024 •		81,700	80,751
4.375% due 01/12/2026		58,600	57,059
4.972% due 05/16/2029 •		40,200	39,888
5.875% due 09/15/2024 •(k)(l)	GBP	14,900	18,742
6.500% due 09/15/2019 •(k)(l)	EUR	105,050	126,554
7.000% due 09/15/2019 •(k)(l)	GBP	19,362	26,160
7.250% due 03/15/2023 •(k)(l)		72,935	99,040
7.875% due 09/15/2022 •(k)(l)		164,411	230,698
8.000% due 12/15/2020 •(k)(l)	EUR	147,635	191,371
8.250% due 12/15/2018 •(k)(l)		$39,084	39,779
BGC Partners, Inc.
5.125% due 05/27/2021		13,500	13,772
5.375% due 12/09/2019		51,850	52,831
Blackstone CQP Holdco LP
6.000% due 08/18/2021		31,700	31,779

6.500% due 03/20/2021		179,863	180,762
BNP Paribas S.A.
7.625% due 03/30/2021 •(k)(l)		19,400	20,297
BOC Aviation Ltd.
3.000% due 03/30/2020		1,935	1,923
3.413% due 05/02/2021 ~		30,660	30,903
3.500% due 01/31/2023		9,100	8,884
4.375% due 05/02/2023		3,610	3,660
Boston Properties LP
3.200% due 01/15/2025		11,960	11,398
BPCE S.A.
12.500% due 09/30/2019 •(k)		29,600	32,486
BRFkredit A/S
1.000% due 10/01/2018	DKK	203,940	32,083
2.000% due 10/01/2047		117,341	18,594
2.500% due 10/01/2047		43,172	7,066
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$13,198	11,767
Brighthouse Holdings LLC
6.500% due 07/27/2037 (k)		5,245	5,166
Brixmor Operating Partnership LP
3.250% due 09/15/2023		8,200	7,863
Brookfield Finance, Inc.
3.900% due 01/25/2028		15,462	14,640
4.700% due 09/20/2047		32,740	31,077
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,586	11,073
Capital One Financial Corp.
3.450% due 04/30/2021		54,500	54,407
Carrington Mortgage Loan Trust
5.260% due 12/21/2059 «(c)(m)	EUR	134,301	70,543
CBL & Associates LP
5.950% due 12/15/2026		$15,322	12,920
Charles Schwab Corp.
5.000% due 12/01/2027 •(k)		20,000	19,175
CIT Group, Inc.
3.875% due 02/19/2019		4,480	4,498
4.125% due 03/09/2021		17,854	17,787
5.000% due 08/15/2022		7,038	7,135
5.250% due 03/07/2025		10,070	10,171
5.375% due 05/15/2020		8,980	9,238
Citigroup Mortgage Loan Trust
4.348% due 10/01/2059 «		464,578	435,080
Citigroup, Inc.
2.876% due 07/24/2023 •		9,135	8,815
3.127% (US0003M + 0.790%) due 01/10/2020 ~		48,200	48,542
4.044% due 06/01/2024 •		48,439	48,749
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	604	866
7.500% due 07/08/2026		11,865	18,840
Cooperatieve Rabobank UA
2.792% due 04/26/2021 ~		$15,450	15,468
3.125% due 04/26/2021		22,700	22,620
5.500% due 06/29/2020 •(k)(l)	EUR	21,693	27,120
6.625% due 06/29/2021 •(k)(l)		19,400	25,528
Corp. Andina de Fomento
3.950% due 10/15/2021 (j)	MXN	60,010	2,940
Credit Agricole S.A.
3.379% due 04/24/2023 ~		$10,550	10,527
3.750% due 04/24/2023		17,350	17,011
7.875% due 01/23/2024 •(k)(l)		1,480	1,513
8.125% due 09/19/2033 •(l)		200	202
Credit Suisse AG
6.500% due 08/08/2023 (l)		52,792	56,276
Credit Suisse Group AG
3.566% due 06/12/2024 ~		26,650	26,647
3.574% due 01/09/2023		15,000	14,703
4.207% due 06/12/2024 •		32,000	32,048
4.282% due 01/09/2028		13,450	13,091
7.500% due 12/11/2023 •(k)(l)		29,600	30,633
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		1,200	1,188
3.450% due 04/16/2021		20,000	19,936
3.750% due 03/26/2025		250	241
3.800% due 09/15/2022		8,250	8,219
3.800% due 06/09/2023		7,850	7,757
4.550% due 04/17/2026		26,150	26,182
4.645% (US0003M + 2.290%) due 04/16/2021 ~		7,500	7,841
Crown Castle International Corp.
3.200% due 09/01/2024		10,874	10,272
3.400% due 02/15/2021		795	795
3.650% due 09/01/2027		48,148	44,854
4.000% due 03/01/2027		6,306	6,079
CTR Partnership LP
5.250% due 06/01/2025		11,242	10,877

Deutsche Bank AG
2.500% due 02/13/2019		2,100	2,086
2.700% due 07/13/2020		28,956	28,174
2.850% due 05/10/2019		13,206	13,093
3.150% due 01/22/2021		2,400	2,323
3.300% due 11/16/2022		13,700	12,844
3.312% (US0003M + 0.970%) due 07/13/2020 ~		31,378	31,190
3.700% due 05/30/2024		13,800	12,822
3.950% due 02/27/2023		58,070	55,799
4.250% due 10/14/2021		463,004	456,181
4.263% (US0003M + 1.910%) due 05/10/2019 ~		2,090	2,100
Digital Realty Trust LP
3.700% due 08/15/2027		1,508	1,435
4.450% due 07/15/2028		49,975	50,210
Discover Bank
3.350% due 02/06/2023		8,800	8,582
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	79,281	86,682
Equinix, Inc.
2.875% due 03/15/2024		32,425	37,217
2.875% due 10/01/2025		3,350	3,699
2.875% due 02/01/2026		45,409	50,227
ERP Operating LP
3.250% due 08/01/2027		$4,527	4,308
3.500% due 03/01/2028		7,646	7,387
Erste Group Bank AG
8.875% due 10/15/2021 •(k)(l)	EUR	200	274
Essex Portfolio LP
3.375% due 04/15/2026		$6,400	6,084
Eurobank Ergasias S.A.
2.750% due 11/02/2050	EUR	8,926	10,553
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		$23,224	23,055
Ford Motor Credit Co. LLC
2.551% due 10/05/2018		2,200	2,199
2.597% due 11/04/2019		8,000	7,940
2.681% due 01/09/2020		6,955	6,892
3.157% due 08/04/2020		5,452	5,421
5.875% due 08/02/2021		1,600	1,697
8.125% due 01/15/2020		6,685	7,165
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		62,146	63,777
Freedom Mortgage Corp.
8.250% due 04/15/2025		18,431	18,201
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	89,169	67,497
General Motors Financial Co., Inc.
2.650% due 04/13/2020		$53,900	53,275
3.150% due 01/15/2020		1,150	1,148
3.200% due 07/13/2020		12,048	11,997
3.550% due 04/09/2021		10,096	10,071
3.700% due 11/24/2020		1,550	1,559
Goldman Sachs Bank USA
3.200% due 06/05/2020		31,200	31,322
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		8,700	8,398
5.750% due 01/24/2022		800	856
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,168	24,724
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		14,700	14,956
High Street Funding Trust
4.682% due 02/15/2048		3,100	3,100
Hospitality Properties Trust
5.000% due 08/15/2022		6,895	7,091
Host Hotels & Resorts LP
4.000% due 06/15/2025		3,070	2,987
6.000% due 10/01/2021		360	382
Howard Hughes Corp.
5.375% due 03/15/2025		42,851	42,155
HSBC Holdings PLC
2.926% due 05/18/2021 ~		64,100	64,211
3.262% due 03/13/2023 •		19,470	19,078
3.326% due 05/18/2024 ~		30,300	30,233
3.400% due 03/08/2021		39,300	39,298
3.600% due 05/25/2023		41,200	40,793
3.950% due 05/18/2024 •		26,400	26,344
4.041% due 03/13/2028 •		17,580	17,079
4.300% due 03/08/2026		78,900	79,152
4.561% (US0003M + 2.240%) due 03/08/2021 ~		49,844	52,142
4.583% due 06/19/2029 •		61,000	61,661
5.250% due 09/16/2022 •(k)(l)	EUR	22,850	28,100
6.000% due 09/29/2023 •(k)(l)		4,325	5,666
6.250% due 03/23/2023 •(k)(l)		$54,830	53,870
6.500% due 03/23/2028 •(k)(l)		87,240	83,859

Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,082
Hunt Cos., Inc.
6.250% due 02/15/2026		4,594	4,295
ICICI Bank Ltd.
3.500% due 03/18/2020		7,750	7,711
International Lease Finance Corp.
4.625% due 04/15/2021		2,500	2,559
5.875% due 04/01/2019		22,550	23,016
6.250% due 05/15/2019		31,122	31,915
7.125% due 09/01/2018		38,800	39,055
8.250% due 12/15/2020		49,881	55,029
8.625% due 01/15/2022		4,475	5,137
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(k)(l)	EUR	6,516	7,789
iStar, Inc.
4.625% due 09/15/2020		$2,107	2,081
5.250% due 09/15/2022		8,013	7,813
Jefferies Finance LLC
6.875% due 04/15/2022		3,300	3,308
7.250% due 08/15/2024		9,900	9,752
7.500% due 04/15/2021		3,600	3,672
Jefferies Group LLC
6.500% due 01/20/2043		28,300	29,415
JPMorgan Chase & Co.
2.945% due 06/18/2022 ~		95,355	95,374
3.220% due 03/01/2025 •		4,400	4,246
3.514% due 06/18/2022 •		50,000	50,055
JPMorgan Chase Bank N.A.
2.702% due 04/26/2021 ~		112,400	112,457
3.086% due 04/26/2021 •		112,460	112,222
Kennedy Wilson Europe Real Estate PLC
3.250% due 11/12/2025	EUR	2,800	3,322
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$12,160	11,856
Kookmin Bank
2.250% due 02/03/2021		36,400	35,306
KSA Sukuk Ltd.
2.894% due 04/20/2022		120,600	117,431
LeasePlan Corp. NV
2.875% due 01/22/2019		700	699
Life Storage LP
3.875% due 12/15/2027		4,616	4,375
Lloyds Bank PLC
12.000% due 12/16/2024 •(k)		8,770	10,771
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	21,695	27,847
2.907% due 11/07/2023 •		$28,100	26,783
3.130% due 06/21/2021 ~		100,000	100,012
3.574% due 11/07/2028 •		43,950	40,613
4.375% due 03/22/2028		20,320	20,105
4.450% due 05/08/2025		1,300	1,309
6.375% due 06/27/2020 •(k)(l)	EUR	3,200	3,984
7.000% due 06/27/2019 •(k)(l)	GBP	43,103	58,083
7.500% due 06/27/2024 •(k)(l)		$4,424	4,504
7.625% due 06/27/2023 •(k)(l)	GBP	317,155	458,669
7.875% due 06/27/2029 •(k)(l)		92,794	142,519
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$1,000	1,013
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		43,700	44,192
MetLife, Inc.
5.875% due 03/15/2028 •(k)		27,710	28,212
MMcapS Funding Ltd.
2.629% (US0003M + 0.290%) due 12/26/2039 ~		26,960	25,005
2.839% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,676
National Australia Bank Ltd.
1.375% due 07/12/2019		400	394
National Bank of Greece S.A.
2.750% due 10/19/2050	EUR	7,500	8,936
Nationwide Building Society
3.766% due 03/08/2024 •		$82,123	80,475
4.302% due 03/08/2029 •		50,400	48,602
6.875% due 06/20/2019 •(k)(l)	GBP	17,973	24,269
10.250% ~(k)		498	100,149
Navient Corp.
4.875% due 06/17/2019		$25,127	25,284
5.000% due 10/26/2020		7,800	7,800
5.500% due 01/15/2019		57,031	57,559
5.875% due 03/25/2021		27,213	27,723
6.500% due 06/15/2022		87,529	89,717
6.625% due 07/26/2021		9,787	10,078
7.250% due 01/25/2022		32,020	33,621
8.000% due 03/25/2020		12,719	13,450
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	237,210	37,617

2.500% due 10/01/2047		112,806	18,464
NTT Finance Corp.
1.900% due 07/21/2021		$2,620	2,515
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	1,118,610	175,363
1.000% due 01/01/2019		150,000	23,665
2.000% due 07/01/2018		246,120	38,583
2.000% due 10/01/2037		244,719	39,940
2.000% due 10/01/2047		879,732	139,441
2.500% due 10/01/2047		1,951,575	319,428
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		$16,860	16,642
3.875% due 03/20/2027		10,837	10,713
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		6,292	6,457
Physicians Realty LP
3.950% due 01/15/2028		9,933	9,285
Preferred Term Securities Combination Trust
0.000% due 09/26/2034 ~		6,000	1,500
Preferred Term Securities Ltd.
2.641% (US0003M + 0.300%) due 03/22/2037 ~		95,165	88,028
2.641% (US0003M + 0.300%) due 09/22/2037 ~		175	161
2.641% (US0003M + 0.300%) due 12/22/2037 ~		19,679	17,711
2.651% (US0003M + 0.310%) due 12/22/2036 ~		105,302	100,037
2.681% (US0003M + 0.340%) due 09/22/2036 ~		57,659	54,776
2.691% (US0003M + 0.350%) due 06/22/2037 ~		51,794	44,714
2.711% (US0003M + 0.370%) due 09/22/2037 ~		43,869	37,727
2.721% (US0003M + 0.380%) due 09/23/2035 ~		669	635
2.721% (US0003M + 0.380%) due 12/22/2036 ~		14,268	12,556
2.721% (US0003M + 0.380%) due 03/22/2037 ~		47,980	41,503
2.731% (US0003M + 0.390%) due 12/22/2036 ~		3,201	2,961
2.735% (US0003M + 0.400%) due 06/23/2035 ~		31,397	29,513
2.741% (US0003M + 0.400%) due 09/22/2036 ~		30,003	26,403
2.741% (US0003M + 0.400%) due 12/22/2037 ~		2,207	1,898
2.741% (US0003M + 0.400%) due 03/22/2038 ~		119,876	110,870
2.771% (US0003M + 0.430%) due 12/22/2035 ~		30,795	26,791
2.791% (US0003M + 0.450%) due 03/22/2038 ~		7,170	6,238
2.821% (US0003M + 0.480%) due 09/23/2035 ~		15,465	13,686
2.835% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,704
2.841% (US0003M + 0.500%) due 03/23/2035 ~		26,489	25,164
2.905% (US0003M + 0.580%) due 09/26/2034 ~		7,500	7,125
2.921% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,469
2.941% (US0003M + 0.600%) due 03/22/2038 ~		18,305	15,742
2.961% (US0003M + 0.620%) due 12/22/2036 ~		34,040	30,295
3.057% (US0003M + 0.720%) due 07/03/2033 ~		118	118
3.091% (US0003M + 0.750%) due 09/23/2035 ~		21,252	17,852
3.197% (US0003M + 0.860%) due 07/03/2033 ~		10,000	9,250
3.215% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,900
3.237% (US0003M + 0.900%) due 01/03/2033 ~		20,167	19,965
3.241% (US0003M + 0.900%) due 03/22/2038 ~		66,208	65,546
Protective Life Global Funding
2.762% (US0003M + 0.420%) due 03/29/2019 ~		14,290	14,312
Provident Funding Associates LP
6.375% due 06/15/2025		3,677	3,589
QNB Finance Ltd.
2.750% due 10/31/2018		1,200	1,200
Realkredit Danmark A/S
2.000% due 10/01/2037	DKK	138,093	22,554
2.000% due 10/01/2047		310,221	49,135
2.500% due 07/01/2047		811,856	132,946
Reckson Operating Partnership LP
7.750% due 03/15/2020		$21,995	23,507
Regional Diversified Funding Ltd.
2.690% (US0003M + 0.330%) due 01/25/2036 ~		743	732
Rio Oil Finance Trust
8.200% due 04/06/2028		26,500	26,911
9.250% due 07/06/2024		20,031	21,533
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	18,486	22,751
3.498% due 05/15/2023 •		$49,570	48,049
3.813% (US0003M + 1.470%) due 05/15/2023 ~		68,578	68,951
4.700% due 07/03/2018		400	400
4.800% due 04/05/2026		88,700	89,314
7.500% due 08/10/2020 •(k)(l)		101,525	103,759
7.648% due 09/30/2031 •(k)		100	126
8.000% due 08/10/2025 •(k)(l)		30,971	32,597
8.625% due 08/15/2021 •(k)(l)		170,653	181,788
Santander Holdings USA, Inc.
3.400% due 01/18/2023		10,812	10,447
3.700% due 03/28/2022		7,256	7,154
4.400% due 07/13/2027		9,079	8,719
4.500% due 07/17/2025		134,600	132,187
Santander UK Group Holdings PLC
2.875% due 10/16/2020		4,350	4,295
2.875% due 08/05/2021		40,200	38,990
4.750% due 09/15/2025		10,940	10,708

6.750% due 06/24/2024 •(k)(l)	GBP	32,310	44,157
7.375% due 06/24/2022 •(k)(l)		82,249	113,243
Santander UK PLC
2.500% due 03/14/2019		$5,900	5,889
2.920% due 06/01/2021 ~		20,200	20,197
3.400% due 06/01/2021		50,300	50,288
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	28,800	34,589
5.180% due 06/28/2019		$24,200	24,573
5.717% due 06/16/2021		83,400	86,343
6.125% due 02/07/2022		228,585	239,302
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018		795	794
Siam Commercial Bank PCL
3.500% due 04/07/2019		8,100	8,117
SL Green Operating Partnership LP
3.250% due 10/15/2022		3,330	3,238
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,020
SLM Student Loan Trust
0.229% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,337	1,544
1.177% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	17,990
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$2,413	2,328
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(l)		18,400	16,905
8.250% due 11/29/2018 •(k)(l)		1,500	1,519
Springleaf Finance Corp.
5.250% due 12/15/2019		9,700	9,846
5.625% due 03/15/2023		258,860	258,135
6.000% due 06/01/2020		3,982	4,101
6.125% due 05/15/2022		243,097	249,174
6.875% due 03/15/2025		68,716	68,372
7.125% due 03/15/2026		72,646	72,464
8.250% due 12/15/2020		271,506	293,905
Standard Chartered PLC
3.461% (US0003M + 1.130%) due 08/19/2019 ~		200	202
Starwood Property Trust, Inc.
4.750% due 03/15/2025		13,125	12,633
5.000% due 12/15/2021		5,750	5,808
Stichting AK Rabobank Certificaten
6.500% (k)	EUR	92,799	128,744
STORE Capital Corp.
4.500% due 03/15/2028		$6,872	6,733
Synchrony Financial
4.500% due 07/23/2025		545	536
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,159	7,721
5.661% due 10/13/2041		566	865
5.744% due 04/13/2040		5,935	9,143
5.801% due 10/13/2040		27,534	42,779
6.052% due 10/13/2039		33,749	52,731
7.623% due 07/13/2039		7,242	12,834
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)		$45,750	11,340
Trafford Centre Finance Ltd.
1.435% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,053
U.S. Capital Funding Ltd.
2.617% (US0003M + 0.280%) due 07/10/2043 •		$62,280	54,807
2.978% (US0003M + 0.620%) due 05/01/2034 ~		841	808
3.238% (US0003M + 0.880%) due 05/01/2034 ~		8,600	8,213
UBS AG
4.750% due 02/12/2026 •(l)	EUR	1,900	2,390
5.125% due 05/15/2024 (l)		$54,000	53,953
7.625% due 08/17/2022 (l)		85,315	94,393
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		37,400	36,840
3.491% due 05/23/2023		38,000	37,161
3.549% (US0003M + 1.220%) due 05/23/2023 •		19,000	19,239
4.125% due 09/24/2025		115,340	114,605
4.125% due 04/15/2026		17,300	17,133
4.128% (US0003M + 1.780%) due 04/14/2021 •		30,000	30,982
4.253% due 03/23/2028		26,000	25,852
5.750% due 02/19/2022 •(k)(l)	EUR	5,000	6,311
7.000% due 02/19/2025 •(k)(l)		$3,500	3,557
UDR, Inc.
3.500% due 01/15/2028		4,500	4,250
4.625% due 01/10/2022		1,156	1,190
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		2,500	2,507
Ventas Realty LP
3.250% due 10/15/2026		2,600	2,401
3.500% due 02/01/2025		415	398
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,338	5,921

VICI Properties LLC
8.000% due 10/15/2023		80,833	90,129
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(k)(l)	GBP	3,000	4,132
Vornado Realty LP
3.500% due 01/15/2025		$5,902	5,657
Wells Fargo & Co.
2.625% due 07/22/2022		36,625	35,300
3.000% due 02/19/2025		17,740	16,743
3.242% (US0003M + 0.880%) due 07/22/2020 ~		25	25
Welltower, Inc.
4.250% due 04/01/2026		8,800	8,719
4.250% due 04/15/2028		5,388	5,303
WeWork Cos., Inc.
7.875% due 05/01/2025 (o)		11,906	11,460
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	22,410

			13,988,573

INDUSTRIALS 5.5%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	9,000	11,666
AbbVie, Inc.
2.300% due 05/14/2021		$1,290	1,254
2.900% due 11/06/2022		16,230	15,760
3.200% due 11/06/2022		3,640	3,582
Air Canada Pass-Through Trust
3.700% due 07/15/2027		4,050	3,866
Allergan Funding SCS
0.029% (EUR003M + 0.350%) due 06/01/2019 •	EUR	3,097	3,621
Alliance Data Systems Corp.
4.500% due 03/15/2022		4,272	5,107
Altice Financing S.A.
5.250% due 02/15/2023		8,200	9,898
6.625% due 02/15/2023		$51,605	50,986
7.500% due 05/15/2026		5,000	4,849
Altice France S.A.
5.375% due 05/15/2022	EUR	46,200	55,537
5.625% due 05/15/2024 (o)		14,000	16,989
6.000% due 05/15/2022		$79,374	79,969
6.250% due 05/15/2024		59,734	58,241
7.375% due 05/01/2026		171,961	168,771
Altice Luxembourg S.A.
7.250% due 05/15/2022 (o)	EUR	74,810	88,073
7.750% due 05/15/2022		$42,772	41,542
American Airlines Pass-Through Trust
3.000% due 04/15/2030		23,676	22,306
3.200% due 12/15/2029		9,128	8,678
3.350% due 04/15/2031		8,490	8,205
3.375% due 11/01/2028		5,973	5,784
3.600% due 03/22/2029		253	249
3.650% due 12/15/2029		4,610	4,489
3.650% due 08/15/2030		13,454	13,129
4.000% due 01/15/2027		2,558	2,556
5.250% due 07/31/2022		1,176	1,216
Andeavor Logistics LP
3.500% due 12/01/2022		1,732	1,694
4.250% due 12/01/2027		3,110	2,998
Anthem, Inc.
4.350% due 08/15/2020		1,980	2,027
AP Moller - Maersk A/S
2.875% due 09/28/2020		990	977
Arrow Electronics, Inc.
3.250% due 09/08/2024		7,329	6,858
3.500% due 04/01/2022		3,793	3,743
Autodesk, Inc.
3.600% due 12/15/2022		2,380	2,382
AutoNation, Inc.
3.350% due 01/15/2021		1,900	1,889
Bacardi Ltd.
4.450% due 05/15/2025		23,300	23,248
4.500% due 01/15/2021		900	917
4.700% due 05/15/2028		28,600	28,173
5.150% due 05/15/2038		7,600	7,190
Baidu, Inc.
3.875% due 09/29/2023		20,700	20,585
4.375% due 03/29/2028		6,600	6,525
BAT Capital Corp.
2.297% due 08/14/2020		9,675	9,471
2.764% due 08/15/2022		4,800	4,606
BAT International Finance PLC
2.750% due 06/15/2020		2,074	2,052
Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,500	2,473
6.500% due 03/15/2022		11,464	11,908

7.000% due 03/15/2024	21,816	22,900
Bayer U.S. Finance LLC
2.965% due 06/25/2021 ~	39,100	39,194
3.345% due 12/15/2023 ~	38,700	38,727
3.500% due 06/25/2021	8,900	8,923
3.875% due 12/15/2023	38,000	38,034
4.250% due 12/15/2025	39,600	39,890
4.375% due 12/15/2028	40,800	40,946
BC Unlimited Liability Co.
4.250% due 05/15/2024	40,939	38,994
BMC Software Finance, Inc.
8.125% due 07/15/2021	129,760	132,842
Board of Trustees of The Leland Stanford Junior University
3.647% due 05/01/2048	287,900	283,961
Booking Holdings, Inc.
3.550% due 03/15/2028	8,390	7,999
Boston Scientific Corp.
2.850% due 05/15/2020	3,300	3,277
6.000% due 01/15/2020	1,190	1,240
Broadcom Corp.
2.375% due 01/15/2020	7,400	7,306
3.000% due 01/15/2022	54,130	52,680
3.500% due 01/15/2028	2,800	2,554
3.625% due 01/15/2024	3,529	3,419
3.875% due 01/15/2027	72,715	68,876
Caesars Resort Collection LLC
5.250% due 10/15/2025	1,230	1,167
Campbell Soup Co.
2.500% due 08/02/2022	5,950	5,631
2.835% due 03/16/2020 ~	22,860	22,799
2.971% due 03/15/2021 ~	18,580	18,536
3.300% due 03/15/2021	13,795	13,746
3.650% due 03/15/2023	25,510	25,066
3.950% due 03/15/2025	20,900	20,177
4.150% due 03/15/2028	24,420	23,289
Celgene Corp.
2.250% due 08/15/2021	2,280	2,195
2.875% due 08/15/2020	7,605	7,557
2.875% due 02/19/2021	4,760	4,699
Centene Corp.
5.375% due 06/01/2026	44,024	44,712
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018	3,800	3,798
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	7,350	7,232
Charles River Laboratories International, Inc.
5.500% due 04/01/2026	5,036	5,060
Charter Communications Operating LLC
3.579% due 07/23/2020	17,399	17,405
4.043% due 02/01/2024 ~(c)	26,900	26,979
4.200% due 03/15/2028	21,741	20,385
4.464% due 07/23/2022	43,457	43,980
4.500% due 02/01/2024 (c)	15,700	15,698
4.908% due 07/23/2025	32,861	33,224
Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	100	109
Cheniere Energy Partners LP
5.250% due 10/01/2025	5,221	5,106
Chesapeake Energy Corp.
5.598% (US0003M + 3.250%) due 04/15/2019 ~	5,340	5,340
Cigna Corp.
4.375% due 12/15/2020	4,200	4,284
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	3,818	3,913
7.625% due 03/15/2020	20,820	20,768
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	5,814	5,625
CNH Industrial Capital LLC
4.875% due 04/01/2021	2,804	2,885
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,800	4,783
Coca-Cola European Partners PLC
4.500% due 09/01/2021	4,520	4,645
Community Health Systems, Inc.
5.125% due 08/01/2021	17,267	16,058
6.250% due 03/31/2023	100,853	92,785
8.625% due 01/15/2024 (c)	50,600	50,858
Constellation Brands, Inc.
2.250% due 11/06/2020	5,750	5,617
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,468	1,477
5.500% due 04/29/2022	885	903
7.250% due 05/10/2021	5,484	5,752
7.707% due 10/02/2022 «	950	1,017
7.875% due 01/02/2020	82	83

Continental Resources, Inc.
5.000% due 09/15/2022		5,600	5,691
CSC Holdings LLC
5.375% due 02/01/2028		600	557
7.625% due 07/15/2018		21,470	21,534
8.625% due 02/15/2019		9,350	9,642
CVS Health Corp.
3.500% due 07/20/2022		2,180	2,165
3.700% due 03/09/2023		38,122	37,774
4.300% due 03/25/2028		74,410	73,514
CVS Pass-Through Trust
4.163% due 08/11/2036		6,545	6,216
5.773% due 01/10/2033		5,529	5,904
5.880% due 01/10/2028		1,328	1,411
7.507% due 01/10/2032		5,040	5,916
D.R. Horton, Inc.
2.550% due 12/01/2020		900	883
DAE Funding LLC
4.000% due 08/01/2020		15,749	15,611
4.500% due 08/01/2022		15,932	15,494
5.000% due 08/01/2024		44,891	43,230
Daimler Finance North America LLC
2.000% due 07/06/2021		2,600	2,489
Danone S.A.
2.077% due 11/02/2021		3,901	3,732
Dell International LLC
4.420% due 06/15/2021		15,711	15,945
5.450% due 06/15/2023		14,400	15,076
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		2,866	3,018
Delta Air Lines, Inc.
2.600% due 12/04/2020		14,375	14,071
3.400% due 04/19/2021		7,130	7,102
3.625% due 03/15/2022		15,010	14,849
Deutsche Telekom International Finance BV
2.820% due 01/19/2022		5,925	5,760
Diamond Resorts International, Inc.
7.750% due 09/01/2023		83,316	87,065
10.750% due 09/01/2024 (o)		2,700	2,908
Discovery Communications LLC
2.500% due 09/20/2024	GBP	5,200	6,711
2.800% due 06/15/2020		$1,342	1,326
2.950% due 03/20/2023		5,591	5,351
3.950% due 03/20/2028		7,765	7,365
DISH DBS Corp.
5.125% due 05/01/2020		23,500	23,353
7.875% due 09/01/2019		21,355	22,209
Dominion Energy Gas Holdings LLC
2.926% due 06/15/2021 ~		49,975	49,968
DXC Technology Co.
4.750% due 04/15/2027		9,185	9,293
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019		6,350	6,326
eBay, Inc.
2.150% due 06/05/2020		2,980	2,932
2.600% due 07/15/2022		1,200	1,147
EI Group PLC
6.875% due 02/15/2021	GBP	5,000	7,187
6.875% due 05/09/2025		15,750	23,008
EMC Corp.
2.650% due 06/01/2020		$38,158	37,072
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026 (c)		2,660	2,710
Energy Transfer Partners LP
4.150% due 10/01/2020		1,300	1,316
4.200% due 09/15/2023		12,600	12,593
4.950% due 06/15/2028		18,268	18,240
6.000% due 06/15/2048		7,628	7,630
EQT Corp.
3.107% due 10/01/2020 ~		18,054	18,069
Equifax, Inc.
3.200% due 08/15/2021 ~		15,786	15,840
3.600% due 08/15/2021		5,544	5,543
Exela Intermediate LLC
10.000% due 07/15/2023		16,771	17,211
Flex Ltd.
4.625% due 02/15/2020		1,700	1,726
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		2,700	2,804
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		2,042	2,064
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021		1,700	1,723
G4S International Finance PLC
1.500% due 01/09/2023	EUR	4,300	5,123

GATX Corp.
4.850% due 06/01/2021		$4,170	4,325
General Electric Co.
5.000% due 01/21/2021 •(k)		165,150	163,127
General Mills, Inc.
2.893% due 04/16/2021 ~		23,405	23,449
3.200% due 04/16/2021		4,178	4,159
4.200% due 04/17/2028		5,383	5,278
General Motors Co.
3.500% due 10/02/2018		4,800	4,809
Greene King Finance PLC
1.581% (BP0003M + 0.950%) due 06/15/2031 ~	GBP	5,537	7,015
5.702% due 12/15/2034		427	532
Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		$6,590	6,425
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		8,720	8,589
Harvest Operations Corp.
2.330% due 04/14/2021		37,137	35,691
HCA, Inc.
3.750% due 03/15/2019		39,602	39,850
4.250% due 10/15/2019		1,100	1,111
6.500% due 02/15/2020		12,960	13,527
Heathrow Funding Ltd.
4.875% due 07/15/2023		1,200	1,256
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		25,516	25,197
Hyatt Hotels Corp.
4.850% due 03/15/2026		4,500	4,664
Hyundai Capital America
2.875% due 08/09/2018		5,073	5,072
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		197,922	150,916
9.000% due 03/01/2021 ^(e)		344,991	263,918
9.000% due 09/15/2022 ^(e)		250,150	191,365
10.625% due 03/15/2023 ^(e)		41,293	31,692
11.250% due 03/01/2021 ^(e)		101,187	76,927
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (d)	EUR	5,000	5,955
IHS Markit Ltd.
4.000% due 03/01/2026		$1,377	1,320
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,565
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		56,817	51,118
7.250% due 10/15/2020		257,982	257,982
7.500% due 04/01/2021		37,244	37,151
9.750% due 07/15/2025		17,518	18,525
Intelsat Luxembourg S.A.
8.125% due 06/01/2023		3,500	2,844
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		43,960	44,015
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	6,453
3.250% due 03/15/2025		10,400	11,833
JB Hunt Transport Services, Inc.
3.300% due 08/15/2022		$2,487	2,469
KazMunayGas National Co. JSC
9.125% due 07/02/2018		6,300	6,300
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		500	499
Komatsu Finance America, Inc.
2.118% due 09/11/2020		700	684
Kraft Heinz Foods Co.
3.500% due 06/06/2022		4,800	4,759
3.500% due 07/15/2022		11,802	11,669
3.950% due 07/15/2025		18,080	17,595
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		4,006	3,986
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025		16	13
Maple Escrow Subsidiary, Inc.
3.551% due 05/25/2021		19,850	19,880
Masco Corp.
5.950% due 03/15/2022		5,258	5,628
Matterhorn Merger Sub LLC
8.500% due 06/01/2026		24,970	24,158
McCormick & Co., Inc.
2.700% due 08/15/2022		3,920	3,786
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,300	2,179
Merlin Entertainments PLC
5.750% due 06/15/2026		4,900	4,986
MGM Resorts International
6.625% due 12/15/2021		3,380	3,566
6.750% due 10/01/2020		7,650	8,033

Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,900	3,891
Molson Coors Brewing Co.
2.100% due 07/15/2021		6,410	6,151
MPLX LP
3.375% due 03/15/2023		3,101	3,035
NetApp, Inc.
3.300% due 09/29/2024		8,548	8,175
3.375% due 06/15/2021		1,600	1,586
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		200	202
Nokia Oyj
4.375% due 06/12/2027		3,031	2,857
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		16,714	15,968
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	367	417
NXP BV
4.125% due 06/15/2020		$1,200	1,215
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (h)(k)		5,635	90
Oil India Ltd.
3.875% due 04/17/2019		2,500	2,507
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		3,200	3,201
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	24,915
4.500% due 03/15/2023		29,910	28,483
5.250% due 08/15/2022		57,600	57,241
5.500% due 02/15/2024		21,944	21,720
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		21,200	21,064
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		4,295	4,239
4.875% due 07/11/2022		11,830	12,299
Pernod Ricard S.A.
4.450% due 01/15/2022		36,426	37,474
5.750% due 04/07/2021		9,589	10,176
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		88,470	20,790
5.500% due 04/12/2037 ^(e)		107,745	24,781
6.000% due 05/16/2024 ^(e)		77,985	16,821
6.000% due 11/15/2026 ^(e)		44,699	9,610
9.750% due 05/17/2035 ^(e)		43,640	10,509
Petroleos Mexicanos
6.500% due 03/13/2027		26,730	27,378
6.750% due 09/21/2047		7,470	7,119
Petronas Capital Ltd.
5.250% due 08/12/2019		3,400	3,482
PetSmart, Inc.
5.875% due 06/01/2025		13,653	10,547
Philip Morris International, Inc.
2.375% due 08/17/2022		2,590	2,479
Pioneer Natural Resources Co.
3.950% due 07/15/2022		5,647	5,715
Pisces Midco, Inc.
8.000% due 04/15/2026		32,936	31,843
Pitney Bowes, Inc.
4.700% due 04/01/2023		5,504	4,967
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(d)(e)		4,364	1,844
QUALCOMM, Inc.
2.900% due 05/20/2024		6,288	5,945
QVC, Inc.
4.450% due 02/15/2025		2,609	2,524
4.850% due 04/01/2024		1,570	1,560
5.450% due 08/15/2034		3,620	3,351
Radiate Holdco LLC
6.875% due 02/15/2023		12,270	11,841
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		8,355	7,990
Reynolds American, Inc.
4.000% due 06/12/2022		3,298	3,321
6.875% due 05/01/2020		1,517	1,610
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		388	390
Rockies Express Pipeline LLC
6.000% due 01/15/2019		100	102
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		1,412	1,419
Rockwell Collins, Inc.
2.800% due 03/15/2022		7,840	7,644
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	50,689	83,943
Ryder System, Inc.
2.650% due 03/02/2020		$990	982

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		20,000	20,331
5.625% due 02/01/2021		12,448	13,025
5.750% due 05/15/2024		5,500	5,880
5.875% due 06/30/2026		2,500	2,685
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	3,107	3,462
5.000% due 10/15/2025		$1,857	1,773
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		4,872	4,927
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021		25,550	24,477
2.875% due 09/23/2023		18,900	17,793
3.200% due 09/23/2026		900	826
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,097
7.875% due 05/15/2026		$13,670	12,884
Southern Co.
2.350% due 07/01/2021		4,655	4,512
Spirit Issuer PLC
3.368% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	12,786	16,663
5.472% due 12/28/2034		27,820	38,431
6.582% due 12/28/2027		16,389	22,170
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		$20,044	19,869
4.738% due 09/20/2029		40,500	40,289
5.152% due 09/20/2029		73,300	72,017
Standard Industries, Inc.
4.750% due 01/15/2028		16,312	15,048
Sunoco LP
4.875% due 01/15/2023		11,376	10,949
Suntory Holdings Ltd.
2.550% due 06/28/2022		2,700	2,590
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		8,400	8,118
3.900% due 03/22/2023		9,500	9,453
Syngenta Finance NV
3.698% due 04/24/2020		18,975	18,914
3.933% due 04/23/2021		11,300	11,278
4.441% due 04/24/2023		7,700	7,663
4.892% due 04/24/2025		7,400	7,264
5.182% due 04/24/2028		16,900	16,347
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,661	3,391
Tech Data Corp.
3.700% due 02/15/2022		3,696	3,617
4.950% due 02/15/2027		4,645	4,565
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		2,150	2,219
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		18,000	16,470
Tencent Holdings Ltd.
2.985% due 01/19/2023		7,500	7,294
Tenet Healthcare Corp.
4.625% due 07/15/2024		34,418	32,730
6.000% due 10/01/2020		5,625	5,801
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	3,365	3,409
3.650% due 11/10/2021		$3,910	3,747
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		4,976	4,532
3.650% due 11/10/2021		500	479
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018	CHF	16,805	16,967
0.375% due 07/25/2020	EUR	4,900	5,586
3.250% due 04/15/2022		62,800	74,584
Textron, Inc.
2.903% due 11/10/2020 ~		$46,740	46,756
Time Warner Cable LLC
4.000% due 09/01/2021		3,500	3,502
6.750% due 07/01/2018		11,385	11,385
Times Square Hotel Trust
8.528% due 08/01/2026		1,476	1,725
Tyson Foods, Inc.
2.250% due 08/23/2021		6,735	6,478
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		886	988
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	14,815	21,652
6.542% due 03/30/2021		6,306	8,798
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$8,013	7,611
4.000% due 10/11/2027		4,248	4,269
United Group BV
4.375% due 07/01/2022	EUR	10,800	12,871
4.875% due 07/01/2024		11,820	14,085

Universal Health Services, Inc.
3.750% due 08/01/2019		$100	100
Univision Communications, Inc.
5.125% due 02/15/2025		23,876	22,115
UPCB Finance Ltd.
3.625% due 06/15/2029 (o)	EUR	27,770	31,415
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		$200	203
ViaSat, Inc.
5.625% due 09/15/2025		20,358	19,238
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,458	1,485
6.000% due 04/23/2022		233	237
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,080	11,730
VMware, Inc.
2.300% due 08/21/2020		$24,808	24,284
2.950% due 08/21/2022		10,870	10,438
3.900% due 08/21/2027		9,090	8,406
VOC Escrow Ltd.
5.000% due 02/15/2028		14,374	13,651
Vulcan Materials Co.
2.950% due 03/01/2021 ~		1,790	1,794
Walgreens Boots Alliance, Inc.
3.300% due 11/18/2021		2,680	2,665
Warner Media LLC
3.800% due 02/15/2027		10,676	10,113
Wesleyan University
4.781% due 07/01/2116		10,045	10,274
Western Digital Corp.
4.750% due 02/15/2026		50,980	49,674
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(e)		10,295	2,548
Wind Tre SpA
2.625% due 01/20/2023	EUR	31,500	31,036
2.750% due 01/20/2024 •		19,100	18,625
3.125% due 01/20/2025 (o)		15,450	14,682
5.000% due 01/20/2026		$12,800	10,211
Woodside Finance Ltd.
4.600% due 05/10/2021		1,290	1,321
Wyndham Destinations, Inc.
4.150% due 04/01/2024		4,149	4,102
4.500% due 04/01/2027		4,720	4,626
5.625% due 03/01/2021		1,000	1,028
Wynn Macau Ltd.
4.875% due 10/01/2024		6,300	6,030
5.500% due 10/01/2027		9,000	8,618
Yara International ASA
4.750% due 06/01/2028		26,150	26,329
Yellowstone Energy LP
5.750% due 12/31/2026 «		5,038	5,122
ZF North America Capital, Inc.
4.000% due 04/29/2020		1,100	1,108

			6,303,253

UTILITIES 2.7%
AT&T, Inc.
2.975% due 06/01/2021 ~		238,752	239,845
3.150% due 09/04/2036	EUR	12,000	14,076
3.298% (US0003M + 0.950%) due 07/15/2021 ~		$95,684	96,636
4.350% due 06/15/2045		750	638
4.750% due 05/15/2046		100	90
4.900% due 08/15/2037		54,330	51,680
5.000% due 03/01/2021		1,345	1,395
5.150% due 02/15/2050		79,685	74,575
5.300% due 08/15/2058		24,338	22,730
5.650% due 02/15/2047		1,508	1,523
CenturyLink, Inc.
5.625% due 04/01/2020		4,100	4,161
CNOOC Finance Ltd.
4.250% due 01/26/2021		6,870	7,008
Dominion Energy, Inc.
2.930% due 05/15/2020 ~		90,686	90,785
Duke Energy Corp.
2.830% due 05/14/2021 ~		28,568	28,572
3.550% due 09/15/2021		2,090	2,100
Electricite de France S.A.
4.600% due 01/27/2020		1,100	1,125
Enable Midstream Partners LP
2.400% due 05/15/2019		1,250	1,242
4.950% due 05/15/2028		11,767	11,470
Enel Finance International NV
2.875% due 05/25/2022		3,892	3,711
Engie S.A.
2.875% due 10/10/2022		13,200	12,883

Entergy Arkansas, Inc.
3.750% due 02/15/2021		3,720	3,767
Entergy Corp.
4.000% due 07/15/2022		15,750	15,956
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,710	92,744
6.000% due 11/27/2023		258,580	269,889
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	6,063
4.950% due 07/19/2022		$3,000	3,027
4.950% due 02/06/2028		15,900	15,357
5.999% due 01/23/2021		98,967	103,194
6.510% due 03/07/2022		46,640	49,556
7.288% due 08/16/2037		30,560	34,543
8.625% due 04/28/2034		141,090	174,923
9.250% due 04/23/2019		206,077	215,170
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		5,962	5,634
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		10,425	5,187
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,222	2,016
Ohio Power Co.
5.375% due 10/01/2021		7,440	7,927
ONEOK, Inc.
4.550% due 07/15/2028 (c)		16,470	16,641
5.200% due 07/15/2048 (c)		11,040	11,267
Petrobras Global Finance BV
5.299% due 01/27/2025		5,618	5,198
5.875% due 03/07/2022	EUR	5,900	7,664
5.999% due 01/27/2028		$338,125	306,595
6.125% due 01/17/2022		22,998	23,446
6.250% due 12/14/2026	GBP	5,600	7,482
6.625% due 01/16/2034		8,700	11,192
6.850% due 06/05/2115		$34,893	29,450
7.375% due 01/17/2027		133,814	133,981
8.750% due 05/23/2026		35,692	38,708
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020		15,120	14,973
Plains All American Pipeline LP
2.600% due 12/15/2019		4,800	4,752
PPL Capital Funding, Inc.
3.500% due 12/01/2022		6,125	6,099
Progress Energy, Inc.
4.400% due 01/15/2021		3,000	3,066
Public Service Co. of Oklahoma
4.400% due 02/01/2021		3,700	3,811
Rio Oil Finance Trust
9.750% due 01/06/2027		27,153	29,238
Sempra Energy
2.400% due 03/15/2020		5,766	5,688
Sprint Capital Corp.
6.900% due 05/01/2019		113,710	116,291
Sprint Communications, Inc.
7.000% due 03/01/2020		23,900	24,856
7.000% due 08/15/2020		72,485	75,203
9.000% due 11/15/2018		118,246	120,759
Sprint Corp.
7.250% due 09/15/2021		36,597	38,152
7.625% due 03/01/2026		138,297	141,236
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019		15,275	15,229
Tampa Electric Co.
2.600% due 09/15/2022		4,155	3,999
Telstra Corp. Ltd.
4.800% due 10/12/2021		3,457	3,579
Transocean Phoenix Ltd.
7.750% due 10/15/2024		4,510	4,848
Transocean Proteus Ltd.
6.250% due 12/01/2024		3,995	4,050
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	9,500	10,936
3.375% due 10/27/2036	GBP	8,970	11,596
5.250% due 03/16/2037		$41,050	42,258
Vodafone Group PLC
3.290% due 01/16/2024 ~		22,064	21,979
3.750% due 01/16/2024		31,806	31,561
4.125% due 05/30/2025		12,988	12,940
4.375% due 05/30/2028		28,644	28,328

Wisconsin Power & Light Co.
2.250% due 11/15/2022	4,070	3,871

		3,042,120

Total Corporate Bonds & Notes (Cost $23,072,363)		23,333,946

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	22,470	38,487

Total Convertible Bonds & Notes (Cost $41,933)		38,487

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	4,500	6,600

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,735	5,865
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	15,580	17,352
7.750% due 01/01/2042	27,720	30,062
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,735	10,576
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	23,246
6.725% due 04/01/2035	6,975	7,447
7.350% due 07/01/2035	14,630	16,360
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	39,345	37,297

		148,205

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	125	127

MISSOURI 0.0%
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 1996
1.896% due 08/15/2025	12,050	11,463
Missouri Higher Education Loan Authority Revenue Bonds, (AMBAC Insured), Series 2006
3.585% due 06/01/2046	14,375	13,661

		25,124

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	430
5.250% due 07/01/2037 ^(e)	5,635	2,409
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	759
5.900% due 07/01/2028 ^(e)	7,215	3,084
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	1,860
6.000% due 07/01/2039 ^(e)	4,805	2,054
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	3,991
5.750% due 07/01/2041 ^(e)	8,200	3,464
6.500% due 07/01/2040 ^(e)	1,640	693
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	8,991
5.500% due 07/01/2039 ^(e)	29,150	12,316
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(e)	2,665	1,086

		41,137

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	350	356

Total Municipal Bonds & Notes (Cost $203,243)		221,549

U.S. GOVERNMENT AGENCIES 22.9%
Fannie Mae
0.746% due 09/25/2018 ~(a)	13,832	5
0.780% due 02/25/2022 ~(a)	220,131	4,309
0.967% due 09/25/2022 ~(a)	92,842	2,378

1.395% (COF 11 + 0.500%) due 09/25/2022 ~	2	2
2.027% (COF 11 + 1.250%) due 03/01/2033 ~	18	18
2.064% (COF 11 + 1.250%) due 11/01/2020 ~	6	6
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	72	71
2.104% (COF 11 + 1.250%) due 03/01/2020 ~	1	1
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	16	16
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	7	7
2.300% (T10Y - 0.650%) due 04/25/2023 ~	1	1
2.311% (US0001M + 0.220%) due 09/25/2031 ~	2,438	2,390
2.313% due 01/25/2022 ~(a)	36,706	1,448
2.441% (US0001M + 0.350%) due 03/25/2044 ~	10	10
2.485% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	5	6
2.491% (LIBOR01M + 0.400%) due 11/25/2021 - 08/25/2036 ~	30	30
2.500% due 04/01/2022 - 08/25/2042	52,859	51,718
2.500% due 10/01/2031 - 02/01/2032 (o)	14,742	14,343
2.541% (LIBOR01M + 0.450%) due 07/25/2021 ~	1	1
2.664% (12MTA + 1.200%) due 10/01/2044 ~	5	5
2.791% (LIBOR01M + 0.700%) due 08/25/2022 ~	2	2
2.807% (H15T1Y + 1.682%) due 07/01/2032 ~	125	128
2.860% (T7Y - 0.050%) due 09/25/2022 ~	1	1
2.864% (12MTA + 1.400%) due 10/01/2040 ~	39	39
2.891% (LIBOR01M + 0.800%) due 05/25/2022 ~	1	1
2.910% (T7Y) due 01/25/2022 ~	7	7
2.930% (T7Y - 0.100%) due 03/25/2022 ~	16	16
2.930% (H15T3Y + 2.055%) due 03/01/2036 ~	10	10
2.941% (LIBOR01M + 0.850%) due 10/25/2020 ~	2	2
2.956% (COF 11 + 1.685%) due 01/01/2029 ~	4	4
2.991% (LIBOR01M + 0.900%) due 05/25/2021 - 10/25/2021 ~	7	8
3.000% due 11/01/2025 - 12/01/2046	53,580	53,081
3.000% due 04/01/2027 - 11/01/2046 (o)	251,497	249,349
3.000% due 09/25/2027 - 06/25/2042 (a)	78,674	7,822
3.063% (H15T1Y + 1.615%) due 02/01/2034 ~	880	911
3.090% (H15T1Y + 1.715%) due 12/01/2035 ~	18	18
3.100% due 01/01/2026 (o)	30,000	29,557
3.228% (US0006M + 1.560%) due 08/01/2033 ~	39	40
3.260% (H15T1Y + 2.135%) due 07/01/2032 ~	6	6
3.291% (LIBOR01M + 1.200%) due 01/25/2024 ~	6	6
3.317% (H15T1Y + 2.138%) due 09/01/2035 ~	9	9
3.355% (H15T1Y + 2.230%) due 08/01/2032 ~	6	6
3.380% (US0012M + 1.630%) due 10/01/2032 ~	8	8
3.391% (LIBOR01M + 1.300%) due 11/25/2021 ~	6	6
3.410% (US0012M + 1.660%) due 10/01/2034 ~	123	124
3.445% (H15T1Y + 1.695%) due 02/01/2032 ~	8	8
3.472% (US0012M + 1.722%) due 10/01/2033 ~	1	1
3.496% (H15T1Y + 2.215%) due 12/01/2033 ~	13	13
3.500% due 11/01/2023 - 07/01/2048	1,045,717	1,042,722
3.500% (H15T1Y + 2.250%) due 09/01/2024 ~	58	59
3.500% due 10/01/2025 - 04/01/2048 (o)	5,529,114	5,514,554
3.500% (COF 11 + 1.250%) due 08/01/2026 ~	2	2
3.500% (US0012M + 1.750%) due 08/01/2032 ~	5	5
3.500% due 02/25/2043 (a)	15,012	3,002
3.500% due 07/12/2048	1,500,000	1,492,401
3.520% (H15T1Y + 2.270%) due 11/01/2029 - 09/01/2031 ~	69	72
3.545% (H15T1Y + 2.170%) due 10/01/2025 ~	11	12
3.554% (H15T1Y + 1.955%) due 06/01/2025 ~	1	1
3.591% (H15T1Y + 2.223%) due 03/01/2033 ~	188	194
3.607% (US0012M + 1.862%) due 10/01/2036 ~	4	4
3.714% (H15T3Y + 2.111%) due 09/01/2024 ~	2	2
3.759% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 ~(a)	6,031	740
3.760% (H15T1Y + 2.275%) due 04/01/2024 ~	3	3
3.764% (H15T1Y + 2.248%) due 09/01/2033 ~	2	2
3.788% (H15BIN6M + 2.000%) due 07/01/2019 ~	1	1
3.800% (US0012M + 1.800%) due 01/01/2035 ~	117	117
3.825% (H15T1Y + 2.825%) due 07/01/2036 ~	16	17
3.840% due 08/01/2021 (o)	17,900	18,324
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	1	1
3.875% (H15T1Y + 2.125%) due 07/01/2025 ~	29	29
3.882% (US0006M + 1.550%) due 11/01/2033 ~	28	29
3.884% (US0012M + 1.605%) due 04/01/2033 ~	3	3
3.895% (H15T1Y + 2.270%) due 06/01/2032 ~	66	67
3.905% (H15T1Y + 2.310%) due 04/01/2028 ~	8	8
3.938% (H15T1Y + 2.251%) due 04/01/2032 ~	40	42
3.939% (- 1.0*LIBOR01M + 6.030%) due 06/25/2037 ~(a)	1,023	135
3.959% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 ~(a)	2,042	226
3.979% (- 1.0*LIBOR01M + 6.070%) due 12/25/2036 - 02/25/2037 ~(a)	2,557	276
4.000% due 09/01/2019 - 06/01/2048	553,068	564,600
4.000% due 10/01/2040 - 12/01/2047 (o)	5,613,362	5,731,391
4.000% due 12/25/2042 (a)	2,955	517
4.000% due 07/12/2048	1,500,000	1,529,370
4.004% (COF 11 + 1.250%) due 12/01/2027 ~	5	5
4.009% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 ~(a)	1,785	231
4.019% (- 1.0*LIBOR01M + 6.110%) due 04/25/2037 ~(a)	2,503	301
4.042% (H15T5Y + 2.189%) due 04/01/2027 ~	57	57
4.045% (H15T1Y + 2.295%) due 03/01/2034 ~	8	8
4.047% (H15T1Y + 2.498%) due 09/01/2030 ~	18	19
4.059% (- 1.0*LIBOR01M + 6.150%) due 08/25/2035 - 02/25/2043 ~(a)	11,767	1,284

4.065% (H15T1Y + 2.190%) due 05/01/2024 ~	23	23
4.075% (H15T1Y + 2.200%) due 05/01/2024 ~	52	53
4.209% (- 1.0*LIBOR01M + 6.300%) due 01/25/2038 ~(a)	4,003	450
4.245% (US0006M + 1.995%) due 10/01/2035 ~	81	82
4.259% (- 1.0*LIBOR01M + 6.350%) due 01/25/2040 ~(a)	5,203	615
4.289% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	5,489	728
4.309% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 ~(a)	1,633	221
4.319% (- 1.0*LIBOR01M + 6.410%) due 06/25/2037 ~(a)	5,825	883
4.349% (- 1.0*LIBOR01M + 6.440%) due 04/25/2037 ~(a)	29,278	3,979
4.359% (- 1.0*LIBOR01M + 6.450%) due 12/25/2037 - 10/25/2039 ~(a)	7,931	872
4.375% (US0006M + 2.125%) due 09/01/2024 ~	27	27
4.459% (- 1.0*LIBOR01M + 6.550%) due 10/25/2036 - 06/25/2040 ~(a)	4,324	581
4.500% due 01/01/2020 - 09/01/2047	81,481	85,334
4.500% due 06/01/2030 - 06/01/2047 (o)	25,433	26,563
4.500% due 12/25/2042 (a)	2,588	485
4.509% (- 1.0*LIBOR01M + 6.600%) due 11/25/2035 ~(a)	977	100
4.559% (- 1.0*LIBOR01M + 6.650%) due 11/25/2036 - 04/25/2037 ~(a)	6,052	364
4.609% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 ~(a)	3,159	391
4.699% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 ~(a)	2,861	451
4.909% (- 1.0*LIBOR01M + 7.000%) due 02/25/2038 ~(a)	11,238	1,446
4.975% (US0006M + 1.600%) due 09/01/2022 ~	13	12
5.000% due 08/25/2033 - 06/25/2043	87,839	94,099
5.109% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 ~(a)	958	132
5.500% due 08/01/2023 - 06/01/2048	17,230	18,724
5.818% (- 2.0*LIBOR01M + 10.000%) due 08/25/2043 ~	202	212
6.000% due 06/25/2029 - 03/01/2040	6,299	6,917
6.000% due 07/01/2037 - 09/01/2040 (o)	22,270	24,579
6.290% due 02/25/2029 ~	199	205
6.500% due 06/25/2028 - 02/01/2036	208	225
6.850% due 12/18/2027	7	8
6.900% due 05/25/2023	20	21
7.000% due 07/25/2022 - 01/25/2048	400	439
7.500% due 07/25/2022 - 06/25/2042	53	60
7.500% due 06/25/2042 ~	25	27
7.587% due 01/17/2040 ~	107	109
8.500% due 06/25/2030	155	182
8.600% due 08/25/2019	7	7
11.574% (- 2.75*LIBOR01M + 17.325%) due 03/25/2038 ~	1,016	1,214
15.393% (- 2.333*T7Y + 22.300%) due 04/25/2023 ~(a)	26	7
Fannie Mae, TBA
2.500% due 08/01/2033 - 07/01/2048	92,000	89,315
3.000% due 07/01/2033 - 07/01/2048	98,050	97,372
3.500% due 07/01/2048	1,723,300	1,714,806
4.000% due 07/01/2048 - 09/01/2048	778,850	791,953
Freddie Mac
0.100% due 05/25/2020 (a)	317,128	440
0.692% due 01/25/2021 ~(a)	92,174	1,119
0.789% due 03/25/2020 ~(a)	40,420	365
0.909% due 01/25/2023 ~(a)	178,842	5,213
1.284% due 06/25/2021 ~(a)	55,264	1,557
1.398% due 01/15/2038 ~(a)	59,721	2,540
1.448% due 11/25/2019 ~(a)	114,062	1,555
1.488% due 12/25/2021 ~(a)	102,838	3,867
1.631% due 03/25/2019 ~(a)	48,628	335
1.686% due 10/25/2018 ~(a)	61,399	93
1.826% due 09/25/2018 ~(a)	23,989	62
2.125% (COF 11 + 1.250%) due 01/01/2020 ~	1	1
2.175% (COF 11 + 1.250%) due 06/01/2019 ~	3	3
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	40,342	40,307
2.257% (LIBOR01M + 0.350%) due 01/15/2038 ~(o)	59,721	59,686
2.273% (LIBOR01M + 0.200%) due 03/15/2031 ~	4	4
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	16	15
2.500% due 08/01/2027 (o)	15,786	15,441
2.500% due 01/01/2032	851	828
2.835% (12MTA + 1.400%) due 07/25/2044 ~	12	12
3.000% due 03/15/2027 - 12/15/2042 (a)	60,671	9,567
3.000% due 08/01/2032 - 06/01/2048	1,427,672	1,382,700
3.000% due 04/01/2046 - 08/01/2047 (o)	193,889	187,906
3.090% (US0006M + 1.415%) due 02/01/2037 ~	6	7
3.110% (H15T1Y + 1.995%) due 08/01/2034 ~	1	1
3.147% (- 1.0*LIBOR01M + 5.220%) due 03/15/2036 ~(a)	2,087	110
3.238% (H15T1Y + 2.230%) due 07/01/2033 ~	15	15
3.375% (H15T1Y + 2.250%) due 09/01/2032 ~	30	30
3.375% (H15T1Y + 2.080%) due 04/01/2036 ~	10	11
3.378% (H15T1Y + 2.253%) due 09/01/2024 ~	5	5
3.398% (H15T1Y + 2.225%) due 09/01/2033 ~	92	97
3.407% (H15T1Y + 1.975%) due 02/01/2033 ~	1	2
3.447% (H15T1Y + 2.235%) due 07/01/2034 ~	73	77
3.474% (H15T1Y + 2.224%) due 10/01/2032 ~	32	33
3.480% (H15T1Y + 2.230%) due 09/01/2031 ~	146	149
3.488% (H15T1Y + 2.238%) due 09/01/2034 ~	35	37
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	33	35
3.494% (H15T3Y + 2.210%) due 03/01/2025 ~	14	14
3.500% due 08/15/2042 - 07/01/2048	327,145	325,587
3.500% due 12/15/2042 (a)	13,205	2,741
3.500% due 04/01/2047 - 06/01/2048 (o)	210,177	209,205

3.508% (US0012M + 1.758%) due 09/01/2037 ~	3	3
3.511% (H15T1Y + 2.225%) due 01/01/2033 ~	9	10
3.520% due 01/25/2019 ~(a)	1,174	9
3.521% (H15T1Y + 2.248%) due 01/01/2035 ~	100	106
3.536% (H15T1Y + 2.198%) due 08/01/2024 ~	2	2
3.554% (H15T1Y + 2.250%) due 12/01/2034 ~	13	14
3.566% (US0012M + 1.640%) due 06/01/2037 ~	1	2
3.582% (H15T1Y + 2.404%) due 08/01/2036 ~	1	1
3.598% (H15T1Y + 2.223%) due 01/01/2033 ~	2	2
3.615% due 06/25/2041 ~(a)	3,500	317
3.617% (US0012M + 1.867%) due 08/01/2037 ~	1	1
3.620% (US0012M + 1.870%) due 09/01/2037 - 12/01/2037 ~	5	5
3.663% (LIBOR01M + 1.590%) due 10/15/2023 ~	154	159
3.715% (H15T1Y + 2.390%) due 11/01/2029 ~	145	152
3.718% (US0012M + 1.968%) due 09/01/2037 ~	2	2
3.721% (US0012M + 1.971%) due 12/01/2033 ~	89	94
3.740% (US0012M + 1.784%) due 09/01/2037 ~	2	2
3.751% (H15T1Y + 2.272%) due 09/01/2033 ~	4	4
3.758% (H15T1Y + 2.170%) due 05/01/2029 ~	24	24
3.760% (12MTA + 2.260%) due 07/01/2025 ~	8	8
3.785% (US0012M + 1.792%) due 01/01/2035 ~	43	46
3.808% (US0012M + 1.352%) due 05/01/2035 ~	59	62
3.815% (H15T1Y + 2.395%) due 03/01/2032 ~	201	208
3.842% (H15T1Y + 2.390%) due 02/01/2036 ~	6	6
3.877% (- 1.0*LIBOR01M + 5.950%) due 11/15/2037 ~(a)	11,262	1,004
3.969% (US0012M + 1.993%) due 07/01/2033 ~	20	21
3.975% (H15T1Y + 1.975%) due 06/01/2033 ~	7	7
3.977% (- 1.0*LIBOR01M + 6.050%) due 08/15/2037 ~(a)	1,547	210
3.985% (H15T1Y + 2.257%) due 04/01/2033 ~	1	2
4.000% due 04/15/2019 - 08/01/2044	18,134	18,831
4.071% (H15T1Y + 2.215%) due 09/01/2023 ~	4	4
4.075% (H15T1Y + 2.199%) due 03/01/2031 ~	18	18
4.125% (US0006M + 2.125%) due 10/01/2024 ~	25	25
4.127% (- 1.0*LIBOR01M + 6.200%) due 06/15/2038 - 01/15/2042 ~(a)	9,879	1,384
4.130% (H15T1Y + 2.250%) due 05/01/2037 ~	6	6
4.187% (H15T1Y + 2.223%) due 05/01/2033 ~	23	24
4.247% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	4,057	3,674
4.254% (H15T1Y + 2.395%) due 04/01/2036 ~	6	6
4.264% (H15T1Y + 2.835%) due 11/01/2035 ~	97	104
4.367% (- 1.0*LIBOR01M + 6.440%) due 03/15/2037 ~(a)	7,600	1,021
4.377% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 - 06/15/2039 ~(a)	3,347	479
4.414% (US0006M + 2.301%) due 08/01/2035 ~	11	12
4.477% (- 1.0*LIBOR01M + 6.550%) due 09/15/2036 ~(a)	3,323	417
4.497% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 ~(a)	1,894	269
4.500% due 11/15/2040	28,233	30,450
4.577% (- 1.0*LIBOR01M + 6.650%) due 04/15/2036 - 05/15/2036 ~(a)	12,004	1,857
4.627% (- 1.0*LIBOR01M + 6.700%) due 04/15/2026 ~(a)	1,345	96
4.677% (- 1.0*LIBOR01M + 6.750%) due 01/15/2037 ~(a)	1,126	165
5.000% due 02/15/2024 - 05/15/2038	7,245	7,687
5.027% (- 1.0*LIBOR01M + 7.100%) due 06/15/2032 ~(a)	47	0
5.077% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 ~(a)	3,245	457
5.127% (- 1.0*LIBOR01M + 7.200%) due 07/15/2034 ~(a)	4,019	366
5.500% due 08/15/2036 - 06/15/2041	46,631	50,382
5.625% due 07/01/2037 - 10/01/2037	504	541
5.754% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	1,479	1,506
6.000% due 08/15/2018 - 02/15/2032	2,491	2,747
6.203% (- 1.6*LIBOR01M + 9.520%) due 11/15/2043 ~	34,963	36,645
6.363% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	18,278	18,375
6.500% due 11/15/2021 - 04/15/2029	238	262
6.714% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	605	684
6.750% due 01/15/2024	6	6
6.954% (- 1.0*T3M + 8.900%) due 05/15/2023 ~	8	8
7.000% due 05/15/2021 - 09/01/2047	560	606
7.250% due 09/15/2030	30	34
7.500% due 11/15/2021 - 09/15/2030	220	246
8.500% due 06/15/2031	89	104
9.000% due 09/15/2020 - 02/15/2021	5	5
11.692% (- 2.5*LIBOR01M + 16.875%) due 09/15/2034 ~	1,030	1,058
11.954% (- 2.0*LIBOR01M + 16.100%) due 12/15/2031 - 02/15/2032 ~	1,187	1,475
14.846% (- 2.463*LIBOR01M + 19.953%) due 02/15/2024 ~	22	26
15.020% (- 2.6*LIBOR01M + 20.410%) due 11/15/2023 ~	26	31
15.540% (- 2.6*LIBOR01M + 20.930%) due 10/15/2031 ~	35	41
15.970% (- 3.048*T10Y + 25.143%) due 02/15/2024 ~	9	11
Freddie Mac, TBA
2.500% due 07/01/2048	1,100	1,029
3.000% due 07/01/2048	300,800	291,015
3.500% due 07/01/2048	2,316,000	2,303,269
4.000% due 08/01/2048	250,000	254,385
Ginnie Mae
0.461% due 08/16/2048 ~(a)	17,183	370
0.705% due 10/16/2053 ~(a)	5,486	166
0.877% due 11/16/2043 ~(a)	48,066	1,730
0.982% due 03/16/2051 ~(a)	1,199	14
2.317% (US0001M + 0.400%) due 10/20/2062 ~	9,168	9,174
2.387% (US0001M + 0.470%) due 03/20/2063 ~	1,319	1,323
2.567% (US0001M + 0.650%) due 07/20/2063 ~(o)	14,923	14,978

2.625% (H15T1Y + 1.500%) due 06/20/2022 - 06/20/2032 ~	132	133
2.667% (US0001M + 0.750%) due 11/20/2065 - 08/20/2066 ~(o)	52,588	53,253
2.667% (US0001M + 0.750%) due 01/20/2066 ~	4,450	4,506
2.687% (US0001M + 0.770%) due 10/20/2066 ~(o)	19,818	20,092
2.697% (US0001M + 0.780%) due 09/20/2066 ~(o)	10,183	10,323
2.717% (US0001M + 0.800%) due 05/20/2066 - 09/20/2066 ~(o)	133,178	135,130
2.747% (US0001M + 0.830%) due 08/20/2066 ~(o)	16,720	16,996
2.750% (H15T1Y + 1.500%) due 08/20/2027 - 10/20/2029 ~	45	45
2.767% (US0001M + 0.850%) due 04/20/2066 - 11/20/2066 ~(o)	42,442	43,206
2.917% (US0001M + 1.000%) due 03/20/2066 ~(o)	39,106	40,033
2.917% (US0001M + 1.000%) due 01/20/2067 ~	7,798	7,990
3.000% due 01/20/2042 - 04/20/2046	771	759
3.000% due 08/20/2046 - 06/20/2047 (o)	422,420	414,318
3.067% (US0001M + 1.150%) due 03/20/2066 ~(o)	10,617	10,931
3.125% (H15T1Y + 1.500%) due 10/20/2025 - 12/20/2033 ~	76	78
3.210% due 04/20/2068 «~	46,900	48,103
3.247% (US0012M + 0.750%) due 04/20/2067 ~(o)	49,273	50,825
3.250% (H15T1Y + 2.000%) due 08/20/2033 ~	7	7
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2035 ~	130	135
3.500% due 01/20/2042 - 03/20/2043 (a)	4,777	693
3.500% due 01/20/2045 - 03/15/2048	4,771	4,798
3.500% due 03/20/2046 - 08/20/2047 (o)	318,183	320,545
4.000% due 06/20/2039 - 06/20/2048	201,107	206,384
4.000% due 03/20/2043 (a)	4,038	710
4.000% due 11/20/2045 (o)	2,068	2,136
4.066% (- 1.0*LIBOR01M + 6.150%) due 03/20/2043 ~(a)	40,988	4,205
5.000% due 07/20/2033	345	368
5.500% due 04/20/2037	92	110
5.625% due 07/20/2037 - 11/20/2037	344	367
6.100% due 06/15/2028 - 03/15/2029	578	634
6.490% due 01/15/2028 - 01/15/2029	607	671
20.882% (- 3.5*LIBOR01M + 28.175%) due 03/20/2031 ~	299	440
Small Business Administration
5.370% due 04/01/2028	354	371
7.190% due 12/01/2019	18	18
7.590% due 01/01/2020	10	10
Vendee Mortgage Trust
6.500% due 09/15/2024	60	64

Total U.S. Government Agencies (Cost $26,174,345)		25,996,294

U.S. TREASURY OBLIGATIONS 19.2%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,786
2.500% due 02/15/2046	1,675	1,522
2.500% due 05/15/2046	4,955	4,498
2.875% due 08/15/2045	19,300	18,900
2.875% due 11/15/2046	542,700	530,977
3.125% due 02/15/2043	73,046	74,899
3.625% due 08/15/2043 (o)	486,288	541,432
3.625% due 02/15/2044 (o)	272,200	303,397
3.750% due 11/15/2043	391,610	444,722
4.375% due 05/15/2040	54,000	66,389
4.500% due 08/15/2039	75,300	93,802
6.250% due 05/15/2030	845	1,130
U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2020	35,199	34,831
0.125% due 07/15/2026	19,953	19,120
0.250% due 01/15/2025	793	772
0.375% due 01/15/2027	23,447	22,787
0.625% due 07/15/2021 (o)	321,464	322,744
0.625% due 01/15/2026	10,977	10,920
0.625% due 02/15/2043	4,904	4,646
0.750% due 02/15/2042	88,926	86,912
0.875% due 02/15/2047	2,802	2,805
1.375% due 02/15/2044	80,131	89,542
2.000% due 01/15/2026	12,288	13,467
2.375% due 01/15/2025 (o)	1,130,793	1,254,205
2.500% due 01/15/2029	21,854	25,698
U.S. Treasury Notes
1.375% due 10/31/2020 (o)(q)(s)	336,100	326,969
1.750% due 10/31/2020 (q)	72,400	71,054
1.750% due 12/31/2020 (o)(q)(s)	465,400	455,992
1.750% due 11/30/2021 (o)(q)	731,000	709,398
1.750% due 05/15/2023 (o)	871,930	832,897
1.875% due 01/31/2022 (q)(s)	289,000	281,115
1.875% due 02/28/2022 (o)(q)	1,215,400	1,181,525
1.875% due 04/30/2022 (q)(s)	318,200	308,784
1.875% due 08/31/2022 (o)(q)(s)	382,200	369,704
2.000% due 10/31/2021 (o)(q)	660,300	646,527
2.000% due 04/30/2024 (s)	339,060	324,782
2.000% due 06/30/2024 (o)	165,100	157,890
2.000% due 02/15/2025 (o)	334,228	317,856
2.000% due 11/15/2026	620,140	581,066
2.125% due 08/15/2021 (q)	553,900	545,397
2.125% due 12/31/2021 (q)(s)	262,600	257,851

2.125% due 12/31/2022 (o)		760,500	741,324
2.125% due 02/29/2024 (o)		1,925,600	1,860,047
2.125% due 03/31/2024		367,100	354,345
2.125% due 07/31/2024 (s)		155,800	149,957
2.250% due 07/31/2021 (q)		521,940	516,089
2.250% due 12/31/2023 (o)		2,874,110	2,798,159
2.250% due 01/31/2024 (o)		414,170	402,958
2.250% due 11/15/2024 (s)		965	934
2.250% due 02/15/2027 (o)(s)		521,800	497,901
2.250% due 08/15/2027		408,560	388,802
2.375% due 08/15/2024		519,235	506,883
2.375% due 05/15/2027 (o)		501,090	482,456
2.750% due 11/15/2023 (o)		1,556,900	1,556,322
2.750% due 02/15/2024 (o)(s)		195,230	194,967
2.750% due 02/28/2025		400	399
2.875% due 05/15/2028		7,000	7,012

Total U.S. Treasury Obligations (Cost $22,553,446)			21,801,265

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.3%
20 Times Square Trust
3.203% due 05/15/2035 ~		138,309	132,726
Adjustable Rate Mortgage Trust
2.271% (US0001M + 0.180%) due 08/25/2036 •		199	139
2.301% (US0001M + 0.210%) due 06/25/2037 •		717	691
2.591% (US0001M + 0.500%) due 10/25/2035 •		137	136
2.591% (US0001M + 0.500%) due 03/25/2036 •		1,093	572
2.631% (US0001M + 0.540%) due 11/25/2035 •		5,679	5,406
2.631% (US0001M + 0.540%) due 01/25/2036 •		1,096	1,049
3.241% (US0001M + 1.150%) due 01/25/2035 •		9,311	7,938
3.369% due 01/25/2036 ^~		305	291
3.655% due 11/25/2035 ^~		781	673
3.663% due 02/25/2036 ~		2,460	2,248
3.707% due 11/25/2035 ^~		213	209
3.741% due 11/25/2035 ^~		1,577	1,482
3.783% due 01/25/2036 ^~		10,032	9,284
3.824% due 01/25/2036 ~		1,782	1,676
3.855% due 07/25/2035 ~		3,082	2,989
3.887% due 05/25/2035 ~		6,977	7,006
3.975% due 08/25/2036 ~		6,249	3,638
4.069% due 09/25/2035 ~		1,821	1,732
4.237% due 03/25/2036 ~		19,987	14,220
American General Mortgage Loan Trust
0.000% due 09/25/2048 «(a)(h)		404,171	408,672
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~		14,359	12,124
2.281% (US0001M + 0.190%) due 12/25/2046 ^•		39,071	34,896
2.281% (US0001M + 0.190%) due 06/25/2047 ^•		177	146
2.301% (US0001M + 0.210%) due 10/25/2046 •		307	227
2.478% (12MTA + 0.920%) due 11/25/2046 •		121,334	67,528
6.250% due 06/25/2037		11,510	10,228
American Home Mortgage Investment Trust
2.391% (US0001M + 0.300%) due 11/25/2045 •		382	346
2.391% (LIBOR01M + 0.300%) due 05/25/2047 •		5,600	1,143
2.411% (US0001M + 0.320%) due 06/25/2046 •		13,978	5,772
3.746% (US0012M + 1.500%) due 10/25/2034 •		90	91
3.887% (US0006M + 1.500%) due 10/25/2034 •		2,887	2,855
4.123% (US0006M + 1.625%) due 09/25/2035 •		49,444	35,124
4.217% (US0006M + 1.750%) due 12/25/2035 •		356	234
4.217% (US0006M + 1.750%) due 11/25/2045 ^•		42,022	32,592
4.467% (US0006M + 2.000%) due 02/25/2045 •		13,786	14,064
4.498% (US0006M + 2.000%) due 06/25/2045 •		87	87
5.408% due 09/25/2035		37,224	30,745
Asti Finance SRL
0.329% (EUR006M + 0.600%) due 05/27/2050 •	EUR	5,604	6,548
AyT Hipotecario Mixto FTA
0.000% due 09/15/2035 •		707	825
BAMLL Commercial Mortgage Securities Trust
1.270% due 07/05/2043 ~(a)		$4,149	222
3.418% due 07/05/2043		4,444	4,414
Banc of America Alternative Loan Trust
2.491% (US0001M + 0.400%) due 05/25/2035 ^•		985	836
2.491% (US0001M + 0.400%) due 06/25/2046 ^•		64	54
5.500% due 07/25/2020 ^		25	24
5.500% due 10/25/2033		7,927	8,109
5.500% due 12/25/2035 ^		158	153
5.757% due 11/25/2021 ^~		391	368
6.000% due 03/25/2021 ^		19	18
6.000% due 06/25/2034		9,356	9,824
6.000% due 07/25/2034		9,533	10,037
6.000% due 11/25/2034		37	39
6.000% due 12/25/2034		41	43
6.000% due 07/25/2035 ^		7,925	7,924
6.000% due 08/25/2035 ^		1,283	1,227
6.000% due 08/25/2035		8,409	8,434
6.000% due 01/25/2036 ^		21,570	20,842

6.000% due 03/25/2036 ^		4,046	4,001
6.000% due 06/25/2046 ^		273	253
6.000% due 07/25/2046 ^		825	748
Banc of America Funding Trust
2.244% (US0001M + 0.160%) due 02/20/2047 •		8,234	8,055
2.325% (COF 11 + 1.430%) due 06/20/2035 ^•		899	648
2.364% (US0001M + 0.280%) due 05/20/2036 •		97,554	52,485
2.371% (US0001M + 0.280%) due 07/25/2037 •		22,676	21,809
2.374% (US0001M + 0.290%) due 07/20/2036 •		2,342	2,342
2.381% (US0001M + 0.290%) due 07/25/2037 •		19,358	18,575
2.394% (US0001M + 0.310%) due 09/20/2035 ^•		6,080	4,476
2.445% due 05/26/2037 ~		35,602	24,647
2.591% (US0001M + 0.500%) due 07/25/2036 ^•		56	46
3.119% due 12/20/2034 ~		380	313
3.605% due 03/20/2036 ~		569	544
3.639% due 09/20/2035 ~		34	33
3.682% due 03/20/2035 ~		272	276
3.696% due 10/20/2046 ^~		367	294
3.711% due 11/20/2035 ~		5,047	4,298
3.742% due 05/20/2036 ^~		277	268
3.770% due 09/20/2046 ^~		2,234	2,038
3.772% due 03/20/2036 ~		82	78
3.773% due 09/20/2035 ^~		459	416
3.909% due 05/25/2035 ~		42	41
3.954% due 04/20/2035 ~		293	261
4.046% due 01/20/2047 ^~		205	198
4.071% due 07/20/2036 ~		6,994	6,941
4.163% due 05/20/2034 ~		697	698
5.500% due 09/25/2034		50	50
5.500% due 01/26/2036		7,629	7,522
5.500% due 01/26/2036 ~		2,746	2,715
5.500% due 03/25/2036 ^		143	137
5.888% due 04/25/2037 ^		498	446
6.000% due 09/25/2036 ^		3,290	3,081
6.000% due 08/25/2037 ^		8,482	7,879
6.000% due 10/26/2037 ~		12,911	12,230
Banc of America Mortgage Trust
3.298% due 12/25/2034 ~		86	86
3.568% due 09/25/2035 ^~		765	746
3.608% due 09/25/2034 ~		2,540	2,523
3.620% due 11/25/2035 ^~		410	388
3.621% due 12/25/2033 ~		118	118
3.643% due 11/25/2035 ^~		250	250
3.670% due 10/25/2035 ^~		36	35
3.686% due 02/25/2036 ^~		4,119	3,875
3.699% due 12/25/2033 ~		62	62
3.704% due 02/25/2035 ~		412	409
3.724% due 08/25/2034 ~		333	336
3.763% due 09/25/2035 ~		66	65
3.801% due 11/20/2046 ^~		51	50
3.819% due 01/25/2034 ~		253	256
3.852% due 01/25/2036 ^~		271	257
3.901% due 03/25/2035 ~		2,318	2,274
3.912% due 02/25/2035 ~		252	250
3.929% due 09/25/2033 ~		3,006	2,992
3.932% due 07/25/2035 ^~		999	941
3.940% due 11/25/2034 ~		65	68
3.996% due 03/25/2034 ~		4	4
4.021% due 04/25/2035 ^~		651	618
4.029% due 05/25/2035 ^~		8,688	8,669
4.076% due 04/25/2034 ~		22	22
4.202% due 05/25/2034 ~		483	490
4.252% due 05/25/2033 ~		18	18
4.255% due 04/25/2033 ~		103	104
4.330% due 03/25/2033 ~		211	211
4.398% due 07/25/2034 ~		21	22
4.405% due 06/25/2035 ~		408	389
4.436% due 05/25/2033 ~		3	3
4.817% due 07/20/2032 ~		22	23
5.500% due 09/25/2035		1,331	1,285
5.500% due 09/25/2035 ^		266	257
6.000% due 09/25/2037 ^		341	331
6.000% (US0001M + 6.000%) due 07/25/2046 •		6,658	6,368
6.500% due 10/25/2031		26	27
Bancorp Commercial Mortgage Trust
2.896% due 08/15/2032 •		11,436	11,423
3.246% due 08/15/2032 •		7,000	7,007
3.646% due 08/15/2032 •		4,762	4,776
BANK
0.478% due 02/15/2061 ~(a)		215,517	6,622
Bankinter Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.170%) due 12/15/2040 •	EUR	3,304	3,837
Bayview Commercial Asset Trust
2.371% (LIBOR01M + 0.280%) due 01/25/2037 •		$92	85
BCAP LLC
2.266% (US0001M + 0.240%) due 11/26/2036 •		6,893	3,114

BCAP LLC Trust
2.080% due 08/26/2036 ~	18,972	16,198
2.120% due 06/26/2036 ~	11,075	10,627
2.130% (US0001M + 0.170%) due 02/26/2037 •	7,128	6,966
2.148% due 07/26/2036 ~	363	290
2.240% (LIBOR01M + 0.280%) due 05/26/2037 •	12,424	11,893
2.261% (US0001M + 0.170%) due 01/25/2037 ^•	644	612
2.280% (US0001M + 0.320%) due 05/26/2037 •	19,691	16,465
2.311% (US0001M + 0.220%) due 05/25/2047 ^•	7,279	6,734
2.320% due 03/26/2035 ~	2,178	1,968
2.467% due 11/27/2047 ~	55,034	46,178
3.459% due 06/26/2037 ~	16,308	15,129
3.533% due 02/26/2036 ~	4,566	3,834
3.632% due 10/26/2035 ~	5,770	4,486
3.644% due 09/26/2035 ~	39	34
3.706% due 10/26/2033 ~	19	16
3.709% due 05/26/2036 ~	377	371
3.795% due 02/26/2036 ~	65	61
3.818% due 12/20/2035 ~	16,364	11,248
3.845% due 10/26/2035 ~	11,592	11,661
3.908% due 06/26/2035 ~	135	123
3.951% due 05/26/2047 ~	12,240	10,601
4.024% due 11/26/2035 ~	1,294	1,248
4.061% due 01/26/2036 ~	3,521	2,654
4.163% due 03/26/2035 ~	68	60
4.819% due 11/27/2037 ~	2,631	2,644
5.250% due 02/26/2036 ~	1,340	1,085
5.250% due 04/26/2037	3,099	2,615
5.750% due 04/25/2037	8,100	6,807
5.998% due 08/26/2037 ~	14,980	13,618
6.000% due 07/26/2036 ~	16,067	12,680
6.008% due 04/26/2037 ~	9,210	7,761
6.213% due 08/26/2022 ~	136	119
6.848% due 12/26/2036 ~	11,086	8,663
BCAP Ltd.
3.459% due 06/27/2037 ~	9,912	8,455
Bear Stearns Adjustable Rate Mortgage Trust
3.458% due 11/25/2034 ~	24	22
3.461% due 02/25/2036 ^~	215	215
3.588% due 04/25/2034 ~	1,200	1,193
3.596% due 01/25/2035 ~	969	981
3.604% due 02/25/2036 ^~	1,395	1,327
3.615% due 02/25/2033 ~	4	4
3.616% due 03/25/2035 ~	1,389	1,361
3.624% due 01/25/2035 ~	343	339
3.641% due 02/25/2036 ^~	5,811	4,996
3.659% due 02/25/2035 ~	2,275	2,309
3.661% due 08/25/2035 ~	1,976	1,739
3.663% due 08/25/2035 ~	922	855
3.670% (H15T1Y + 2.250%) due 02/25/2036 •	173	175
3.687% (US0012M + 1.900%) due 12/25/2046 •	4,329	3,898
3.696% due 08/25/2047 ^~	4,980	4,443
3.725% due 08/25/2047 ^~	2,225	2,021
3.739% due 09/25/2034 ~	3,212	3,244
3.753% due 11/25/2034 ~	1,090	1,072
3.759% due 10/25/2033 ~	287	290
3.783% due 06/25/2047 ^~	7,620	7,041
3.849% due 07/25/2036 ^~	4,507	4,122
3.874% due 10/25/2034 ~	13	13
3.898% due 04/25/2034 ~	664	669
3.925% due 08/25/2035 ^~	4,581	4,259
3.947% due 01/25/2035 ~	79	79
3.951% due 05/25/2047 ^~	740	671
3.966% due 07/25/2034 ~	305	308
3.997% due 02/25/2036 ^~	128	121
4.022% due 05/25/2037 ~	4,773	4,532
4.099% due 05/25/2034 ~	56	54
4.125% due 04/25/2034 ~	13	13
4.186% due 08/25/2035 ~	9,286	9,421
4.241% due 07/25/2034 ~	1	1
4.430% due 08/25/2035 ~	24,555	23,572
4.445% due 11/25/2034 ~	13	12
4.450% (US0012M + 1.750%) due 08/25/2035 ^•	18,309	16,621
5.104% due 07/25/2034 ~	137	139
Bear Stearns ALT-A Trust
2.251% (US0001M + 0.160%) due 02/25/2034 •	77	77
2.251% (US0001M + 0.160%) due 06/25/2046 ^•	18,320	18,868
2.411% (US0001M + 0.320%) due 08/25/2036 •	21,930	22,503
2.411% (US0001M + 0.320%) due 11/25/2036 ^•	7,174	7,297
2.531% (US0001M + 0.440%) due 07/25/2035 •	195	196
2.531% (US0001M + 0.440%) due 04/25/2036 •	9,286	10,059
2.571% (US0001M + 0.480%) due 02/25/2036 •	4,922	4,713
2.731% (US0001M + 0.640%) due 04/25/2034 •	314	314
2.731% (US0001M + 0.640%) due 07/25/2034 •	29	29
2.831% (US0001M + 0.740%) due 11/25/2034 •	31	31
3.021% (US0001M + 0.930%) due 11/25/2034 •	17,392	13,575

3.072% due 01/25/2034 ~		59	55
3.416% due 02/25/2036 ^~		13,997	12,843
3.500% due 11/25/2035 ^~		10,650	8,807
3.530% due 05/25/2036 ~		18,528	15,504
3.556% due 09/25/2034 ~		130	129
3.563% due 04/25/2035 ~		598	545
3.563% due 09/25/2035 ^~		1,700	1,242
3.589% due 01/25/2035 ~		398	334
3.591% due 02/25/2036 ^~		2,998	2,665
3.597% due 09/25/2047 ^~		33,649	27,819
3.604% due 04/25/2035 ~		1,911	1,904
3.611% due 05/25/2035 ~		2,454	2,365
3.636% due 01/25/2047 ~		3,429	2,674
3.654% due 04/25/2035 ~		1,470	1,471
3.669% due 11/25/2036 ~		10,502	9,822
3.693% due 10/25/2035 ~		40,233	40,521
3.697% due 01/25/2035 ~		164	157
3.709% due 02/25/2036 ^~		2,355	2,259
3.737% due 08/25/2036 ^~		4,711	3,263
3.741% (US0001M + 1.650%) due 09/25/2034 •		6,446	5,296
3.774% due 01/25/2036 ^~		10,456	10,409
3.781% due 05/25/2035 ~		428	436
3.785% due 03/25/2036 ^~		14,772	12,793
3.791% due 09/25/2035 ~		8,230	6,790
3.804% due 02/25/2034 ~		187	192
3.816% (US0001M + 1.725%) due 07/25/2034 •		4,507	4,447
3.826% due 09/25/2035 ^~		11,830	9,103
3.835% due 05/25/2036 ^~		12,270	9,178
3.839% due 05/25/2036 ^~		39	32
3.861% due 06/25/2034 ~		1,051	1,056
3.882% due 11/25/2035 ^~		20,992	18,426
3.907% due 01/25/2036 ~		47,419	46,367
3.910% due 07/25/2035 ~		54,797	51,125
3.911% due 08/25/2036 ^~		307	251
3.962% due 05/25/2036 ~		21,423	16,163
3.975% due 04/25/2035 ~		1,140	1,112
4.106% due 08/25/2034 ~		2,159	2,193
4.261% due 09/25/2034 ~		130	129
4.527% due 07/25/2035 ^~		17,105	14,140
Bear Stearns Asset-Backed Securities Trust
2.321% (US0001M + 0.230%) due 04/25/2036 •		16,969	20,262
2.391% (US0001M + 0.300%) due 02/25/2037 •		22,332	16,681
3.191% (US0001M + 1.100%) due 10/25/2033 •		137	136
5.500% due 08/25/2035 ~		6,598	6,038
5.750% due 10/25/2033		307	318
6.000% due 06/25/2034		436	441
6.000% due 10/25/2035		10,088	9,716
6.250% due 12/25/2036		15,227	13,102
Bear Stearns Deutsche Bank Trust
1.052% due 09/15/2027 ~(a)		68,840	748
Bear Stearns Mortgage Funding Trust
2.261% (US0001M + 0.170%) due 03/25/2037 •		100,553	90,811
2.271% (US0001M + 0.180%) due 06/25/2037 •		19,755	19,073
2.291% (US0001M + 0.200%) due 11/25/2036 ^•		39,698	40,229
2.291% (US0001M + 0.200%) due 09/25/2046 •		27,426	25,209
2.301% (US0001M + 0.210%) due 06/25/2037 •		108,991	104,587
2.311% (US0001M + 0.220%) due 08/25/2036 •		22,467	21,572
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~		254	233
3.664% due 01/26/2036 ~		14,111	12,522
7.000% due 07/25/2037 ~		35,935	24,738
Bella Vista Mortgage Trust
2.335% (LIBOR01M + 0.250%) due 05/20/2045 •		325	240
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 •	EUR	28,066	32,749
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 •		16,379	19,051
Business Mortgage Finance PLC
0.053% (EUR003M + 0.380%) due 08/15/2040 •		9,791	11,353
BXP Trust
3.379% due 06/13/2039		$33,700	32,819
Carrington Mortgage Loan Trust
1.000% due 12/21/2059 «(c)(m)	EUR	1,207,170	1,409,055
CFCRE Commercial Mortgage Trust
1.317% due 04/15/2044 ~(a)		$17,296	447
1.338% due 11/10/2049 ~(a)		162,821	12,463
Chase Mortgage Finance Trust
3.391% due 01/25/2036 ^~		890	809
3.442% due 12/25/2037 ^~		885	822
3.480% due 12/25/2035 ^~		833	807
3.576% due 09/25/2036 ^~		26	25
3.623% due 07/25/2037 ~		8	8
3.647% due 03/25/2037 ^~		6,840	6,683
3.859% due 02/25/2037 ~		151	152
3.935% due 07/25/2037 ~		81	82
5.500% due 11/25/2035		1,634	1,563

6.000% due 10/25/2036 ^	791	643
6.000% due 12/25/2036	154	128
6.000% due 02/25/2037 ^	2,053	1,632
6.000% due 03/25/2037 ^	1,178	998
6.000% due 05/25/2037 ^	15,045	12,157
6.000% due 05/25/2037	2,689	2,205
6.250% due 10/25/2036 ^	7,730	6,142
ChaseFlex Trust
2.371% (US0001M + 0.280%) due 05/25/2037 •	34,529	33,336
2.391% (US0001M + 0.300%) due 07/25/2037 •	18,219	16,973
2.431% (US0001M + 0.340%) due 08/25/2037 •	10,956	11,196
4.370% due 08/25/2037 ^	1,490	1,440
4.732% due 09/25/2036 ~	8,518	8,443
6.300% due 06/25/2036 ~	17,710	15,388
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.271% (US0001M + 0.180%) due 05/25/2036 •	333	327
2.321% (US0001M + 0.230%) due 05/25/2036 •	650	632
2.371% (US0001M + 0.280%) due 01/25/2035 •	992	975
2.391% (US0001M + 0.300%) due 08/25/2035 •	104	103
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	41	41
5.500% due 06/25/2037	550	553
5.500% due 07/25/2037	2	0
5.750% due 06/25/2036	225	226
6.000% due 08/25/2036	8,438	8,533
Citigroup Commercial Mortgage Trust
1.690% due 10/10/2049 ~(a)	346,456	30,471
1.977% due 09/10/2031 ~(a)	82,715	280
2.923% due 07/15/2032 •	29,952	29,990
3.173% due 07/15/2029 •	12,800	12,803
3.323% due 07/15/2032 •	9,600	9,599
3.349% due 02/10/2049	40,000	39,391
3.368% due 02/10/2049	51,409	51,252
3.923% due 07/15/2032 •	10,800	10,787
4.573% due 07/15/2032 •	16,000	15,992
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~	212	203
2.100% (US0001M + 0.140%) due 08/25/2036 •	29,705	14,284
2.158% (US0001M + 0.210%) due 05/20/2047 •	14,996	12,217
2.161% (LIBOR01M + 0.070%) due 01/25/2037 •	382	357
2.210% due 12/25/2035 ~	8,304	6,734
2.341% (US0001M + 0.250%) due 09/25/2036 •	2,330	2,253
2.732% (US0001M + 0.750%) due 08/25/2035 •	15,897	14,410
3.041% (US0001M + 0.950%) due 09/25/2037 •	6,003	4,534
3.424% due 09/25/2037 ~	3,330	3,254
3.451% due 08/25/2035 ~	1,172	1,163
3.653% due 11/25/2036 ~	7,166	5,524
3.672% due 03/25/2035 ~	8,164	7,094
3.692% due 07/25/2036 ^~	3,700	3,150
3.707% due 11/25/2036 ^~	539	522
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^•	769	739
3.712% due 09/25/2037 ~	5,857	5,515
3.742% due 11/25/2036 ^~	11,804	10,364
3.794% due 10/25/2035 ^~	60	58
3.802% due 03/25/2036 ^~	6,227	6,157
3.841% due 08/25/2035 ~	1,115	1,123
3.853% due 03/25/2037 ^~	2,298	2,097
3.903% due 10/25/2046 ~	3,796	3,418
3.921% due 10/25/2035 ^~	3,661	2,969
3.933% due 09/25/2064 ~	153,697	141,573
4.130% due 07/25/2036 ~	8,584	7,576
4.175% due 06/25/2036 ^~	4,600	4,603
4.445% due 09/25/2037 ^~	2,702	2,199
4.490% (H15T1Y + 2.400%) due 05/25/2035 •	119	120
5.250% due 03/25/2037 ^	4,650	3,704
5.500% due 12/25/2035 ^	57	58
5.750% due 09/25/2021	6,133	6,037
5.750% due 04/25/2047 ^	6,018	4,864
6.000% due 12/25/2036 ~	32,293	31,835
6.000% due 05/25/2037	4,103	3,189
6.250% due 11/25/2037 ~	2,759	2,178
Citigroup Mortgage Loan Trust, Inc.
3.340% due 02/25/2034 ~	34	33
3.772% due 05/25/2035 ~	498	501
3.854% due 12/25/2035 ^~	406	306
3.889% due 03/25/2034 ~	649	656
6.000% due 05/25/2035	7,884	8,280
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.698% due 09/25/2035 ^~	738	648
CitiMortgage Alternative Loan Trust
3.359% (- 1.0*US0001M + 5.450%) due 02/25/2037 ^•(a)	3,563	432
5.500% due 11/25/2021	91	91
5.500% due 04/25/2022 ^	1,900	1,915
5.750% due 12/25/2036 ^	629	611
5.750% due 03/25/2037 ^	1,000	970
6.000% due 07/25/2036 ^	587	569

6.000% due 06/25/2037 ^		7,017	6,845
6.000% due 10/25/2037 ^		4,240	4,016
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	8,471	9,412
0.801% (BP0003M + 0.170%) due 12/15/2032 •	GBP	1,016	1,312
CNL Commercial Mortgage Loan Trust
2.573% (LIBOR01M + 0.500%) due 05/15/2031 •		$771	753
Commercial Mortgage Pass-Through Certificates
3.955% due 02/10/2047		3,400	3,486
Commercial Mortgage Trust
0.223% due 04/10/2047 ~(a)		58,814	586
0.302% due 05/25/2019 ~(a)		824,025	965
1.358% due 08/10/2047 ~(a)		253,969	12,355
1.621% due 10/10/2049 ~(a)		229,711	19,702
2.080% due 07/10/2046 ~(a)		45,988	1,458
3.140% due 10/10/2036		13,000	12,417
3.546% due 06/10/2047		8,600	8,617
3.550% due 02/10/2049		22,000	21,986
3.646% (LIBOR01M + 1.600%) due 02/13/2032 •		4,000	4,007
Core Industrial Trust
3.040% due 02/10/2034		47,820	47,486
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,915	1,979
6.000% due 05/25/2036 ^		99	83
6.000% due 08/25/2037 ^~		3,269	2,531
Countrywide Alternative Loan Trust
2.211% (US0001M + 0.120%) due 06/25/2036 •		1,919	1,800
2.211% (US0001M + 0.120%) due 11/25/2036 •		14,745	14,104
2.231% (US0001M + 0.140%) due 06/25/2037 •		23,812	23,038
2.251% (US0001M + 0.160%) due 06/25/2036 •		25,835	21,047
2.251% (US0001M + 0.160%) due 11/25/2036 •		25,028	22,735
2.251% (US0001M + 0.160%) due 01/25/2037 •		40,961	36,171
2.251% (US0001M + 0.160%) due 07/25/2046 •		15,686	14,282
2.251% (US0001M + 0.160%) due 12/25/2046 ^•		2,860	2,827
2.251% (US0001M + 0.160%) due 09/25/2047 •		38,104	37,063
2.261% (US0001M + 0.170%) due 11/25/2036 •		11,735	11,236
2.261% (US0001M + 0.170%) due 01/25/2037 ^•		9,687	9,469
2.264% (US0001M + 0.180%) due 02/20/2047 ^•		24,456	20,222
2.271% (US0001M + 0.180%) due 11/25/2036 •		16,051	15,173
2.271% (US0001M + 0.180%) due 05/25/2047 •		11,979	11,669
2.274% (US0001M + 0.190%) due 03/20/2047 •		38,318	32,502
2.279% (US0001M + 0.195%) due 12/20/2046 ^•		58,588	49,618
2.281% (US0001M + 0.190%) due 09/25/2046 ^•		50,727	46,410
2.281% (US0001M + 0.190%) due 10/25/2046 •		4,709	4,555
2.284% (US0001M + 0.200%) due 07/20/2046 ^•		11,116	8,211
2.291% (US0001M + 0.200%) due 02/25/2036 •		2,827	2,570
2.294% (US0001M + 0.210%) due 05/20/2046 ^•		39,378	33,013
2.294% (US0001M + 0.210%) due 09/20/2046 •		6,207	4,733
2.301% (US0001M + 0.210%) due 05/25/2035 •		1,291	1,233
2.301% (US0001M + 0.210%) due 07/25/2046 •		10,272	10,142
2.301% (US0001M + 0.210%) due 04/25/2047 •		21,959	19,573
2.311% (US0001M + 0.220%) due 05/25/2035 •		4,774	4,201
2.311% (US0001M + 0.220%) due 09/25/2047 •		27,006	24,182
2.332% (US0001M + 0.350%) due 09/25/2034 •		349	320
2.341% (US0001M + 0.250%) due 12/25/2035 •		12,435	9,978
2.351% (US0001M + 0.260%) due 08/25/2035 •		14,844	10,029
2.361% (US0001M + 0.270%) due 02/25/2036 •		1,923	1,694
2.371% (US0001M + 0.280%) due 12/25/2035 •		527	506
2.371% (US0001M + 0.280%) due 02/25/2037 •		23,803	21,613
2.381% (US0001M + 0.290%) due 11/25/2035 •		3,426	2,915
2.381% (US0001M + 0.290%) due 02/25/2036 ^•		13,572	11,372
2.381% (US0001M + 0.290%) due 05/25/2036 •		8,986	8,045
2.401% (US0001M + 0.310%) due 08/25/2035 ^•		1,685	1,447
2.401% (US0001M + 0.310%) due 11/25/2035 •		5,626	5,424
2.404% (US0001M + 0.320%) due 11/20/2035 •		11,400	10,611
2.414% (US0001M + 0.330%) due 11/20/2035 •		44,265	43,294
2.421% (US0001M + 0.330%) due 09/25/2035 •		4,857	4,435
2.441% (US0001M + 0.350%) due 09/25/2035 •		387	364
2.441% (US0001M + 0.350%) due 12/25/2035 ^•		23,797	20,517
2.461% (US0001M + 0.370%) due 02/25/2037 ^•		507	208
2.477% due 05/25/2035 ~		5,115	3,600
2.491% (US0001M + 0.400%) due 08/25/2035 •		1,730	1,248
2.491% (US0001M + 0.400%) due 06/25/2036 ^•		109	72
2.558% (12MTA + 1.000%) due 12/25/2035 •		12,386	11,370
2.591% (US0001M + 0.500%) due 12/25/2035 ^•		3,249	2,448
2.591% (US0001M + 0.500%) due 04/25/2036 •		9,471	5,597
2.611% (US0001M + 0.520%) due 07/25/2035 •		506	501
2.641% (US0001M + 0.550%) due 11/25/2035 •		5,754	4,195
2.658% (12MTA + 1.100%) due 08/25/2035 ^•		152	122
2.711% (US0001M + 0.620%) due 10/25/2035 •		81	72
2.751% (US0001M + 0.660%) due 10/25/2035 •		2,412	2,003
2.859% (- 1.0*US0001M + 4.950%) due 11/25/2035 •(a)		5,754	559
2.861% (US0001M + 0.770%) due 11/25/2035 •		6,052	5,819
2.868% (12MTA + 1.310%) due 07/20/2035 •		5,677	5,629
2.891% (US0001M + 0.800%) due 01/25/2036 ^•		3,320	2,902
2.958% (12MTA + 1.400%) due 08/25/2035 •		302	308

3.009% (- 1.0*US0001M + 5.100%) due 11/25/2035 ^•(a)	5,720	501
3.091% (US0001M + 1.000%) due 08/25/2035 ^•	6,096	4,439
3.111% (US0001M + 1.020%) due 10/25/2034 •	9,423	8,518
3.118% (12MTA + 1.560%) due 08/25/2035 •	7,006	6,872
3.159% (- 1.0*US0001M + 5.250%) due 06/25/2036 ^•(a)	14,021	1,661
3.203% (12MTA + 1.645%) due 06/25/2035 •	432	404
3.325% due 12/25/2035 ~	183	175
3.416% due 11/25/2035 ^~	535	486
3.422% due 12/25/2034 ~	12,360	12,640
3.436% due 12/25/2035 ^~	733	676
3.523% (US0012M + 1.700%) due 03/25/2047 ^•	10,117	8,918
3.581% due 08/25/2036 ~	1,047	1,077
3.582% due 08/25/2034 ^~	8,546	8,106
3.608% (12MTA + 2.050%) due 10/20/2035 •	31,292	24,148
3.628% (12MTA + 2.070%) due 10/20/2035 •	25,551	21,266
3.666% (US0001M + 1.575%) due 02/25/2035 •	10,010	9,795
3.695% due 02/25/2037 ^~	1,673	1,631
3.726% due 06/25/2037 ~	184	159
3.741% (US0001M + 1.650%) due 08/25/2034 •	6,331	6,104
3.741% (US0001M + 1.650%) due 10/25/2034 •	7,642	7,074
3.753% due 06/25/2047 ~	8,920	8,337
3.890% due 12/25/2034 ~	6	7
4.750% due 08/25/2018	422	282
4.948% due 07/25/2021 ^~	10	10
5.000% due 08/25/2035 ^	1,831	1,666
5.250% due 02/25/2021 ^	200	197
5.500% due 03/25/2035	4,901	4,832
5.500% due 05/25/2035	1,000	916
5.500% due 06/25/2035 ^	302	286
5.500% due 07/25/2035 ^	99	93
5.500% due 08/25/2035	7,792	7,557
5.500% due 09/25/2035	50,624	48,625
5.500% due 11/25/2035 ^	10,854	10,208
5.500% due 11/25/2035	5,176	4,910
5.500% due 12/25/2035 ^	6,208	5,200
5.500% due 01/25/2036	27,623	27,049
5.500% due 02/25/2036 ^	1,106	984
5.500% due 02/25/2036	57,699	51,361
5.750% due 05/25/2036	503	383
5.750% due 06/25/2036 ^	6,500	5,571
5.750% due 03/25/2037	6,826	5,990
5.750% due 07/25/2037 ^	1,517	1,355
5.750% due 04/25/2047 ^	3,483	3,051
6.000% due 02/25/2035	35,965	35,002
6.000% due 02/25/2036	67,674	58,616
6.000% due 02/25/2036 ^	52	43
6.000% due 03/25/2036	13,081	10,670
6.000% due 03/25/2036 ^	3,340	2,725
6.000% due 04/25/2036 ^	16,894	13,097
6.000% due 05/25/2036 ^	11,259	9,233
6.000% due 05/25/2036	5,234	4,258
6.000% due 06/25/2036	12,864	10,848
6.000% due 07/25/2036	16,067	13,854
6.000% due 08/25/2036 ^	7,403	6,652
6.000% due 01/25/2037 ^	2,084	2,007
6.000% due 02/25/2037 ^	4,801	3,254
6.000% due 03/25/2037 ^	4,149	3,127
6.000% due 04/25/2037 ^	9,959	7,270
6.000% due 04/25/2037	2,309	1,972
6.000% due 05/25/2037 ^	17,242	12,876
6.000% due 06/25/2037 ^	787	628
6.000% due 08/25/2037 ^•	8,551	6,951
6.250% due 11/25/2036	5,998	4,903
6.250% due 12/25/2036 ^	4,449	3,216
6.250% due 11/25/2046 ^	3,224	2,733
6.500% due 05/25/2036 ^	3,832	2,939
6.500% due 06/25/2036 ^	1,328	1,037
6.500% due 08/25/2036 ^	3,496	2,350
6.500% due 09/25/2036	2,409	1,968
6.500% due 09/25/2036 ^	5,960	4,890
6.500% due 12/25/2036 ^	3,586	2,647
6.500% due 08/25/2037 ^	12,460	9,255
6.500% due 09/25/2037 ^	23,771	16,866
6.500% due 11/25/2037 ^	11,718	9,101
7.000% due 08/25/2034 ^	257	267
7.000% due 09/25/2036	30,743	17,196
7.250% due 08/25/2032	204	219
7.500% due 12/25/2034 ^	127	72
Countrywide Asset-Backed Certificates
2.331% (US0001M + 0.240%) due 04/25/2036 •	15,052	12,204
2.591% (US0001M + 0.500%) due 03/25/2036 •	11,422	10,436
Countrywide Home Loan Mortgage Pass-Through Trust
2.291% (US0001M + 0.200%) due 04/25/2046 •	594	546
2.361% (US0001M + 0.270%) due 04/25/2035 •	4,677	4,654
2.431% (US0001M + 0.340%) due 03/25/2036 •	24	11
2.441% (US0001M + 0.350%) due 02/25/2036 ^•	8	3

2.550% due 02/25/2035 ~	9,983	8,450
2.551% (US0001M + 0.460%) due 05/25/2035 •	483	446
2.591% (US0001M + 0.500%) due 05/25/2036 ^•	3,889	2,609
2.631% (US0001M + 0.540%) due 03/25/2035 •	662	639
2.666% due 04/25/2035 ~	900	827
2.671% (US0001M + 0.580%) due 04/25/2035 •	8,255	7,980
2.691% (US0001M + 0.600%) due 03/25/2035 •	1,728	1,570
2.691% (US0001M + 0.600%) due 05/25/2035 •	13,155	12,233
2.703% due 03/25/2035 ^~	430	381
2.731% (US0001M + 0.640%) due 03/25/2035 •	29,157	25,974
2.751% (US0001M + 0.660%) due 02/25/2035 •	957	931
2.771% (US0001M + 0.680%) due 02/25/2035 •	1,443	1,402
2.831% (US0001M + 0.740%) due 02/25/2035 •	10,804	10,447
2.851% (US0001M + 0.760%) due 09/25/2034 •	190	188
3.067% due 04/20/2036 ^~	785	731
3.311% due 05/20/2036 ^~	5,130	4,171
3.345% due 05/20/2036 ~	5,072	4,773
3.345% due 05/20/2036 ^~	94	88
3.432% due 11/20/2035 ~	36,634	31,182
3.433% due 03/25/2037 ^~	333	304
3.454% due 05/20/2036 ^~	3,330	3,085
3.462% (US0012M + 1.750%) due 02/20/2036 ^•	4,191	3,722
3.466% due 09/25/2047 ^~	2,489	2,346
3.469% due 09/20/2036 ^~	1,458	1,269
3.473% due 09/25/2037 ^~	5,862	5,649
3.477% due 02/25/2034 ~	317	315
3.479% (US0012M + 1.750%) due 02/20/2036 ^•	1,025	957
3.491% due 09/25/2034 ^~	61	48
3.493% due 01/25/2036 ~	9,137	8,487
3.493% due 01/25/2036 ^~	2,861	2,657
3.494% due 04/25/2035 ^~	208	193
3.495% due 05/20/2034 ~	101	102
3.510% due 10/20/2035 ^~	1,313	1,219
3.510% due 10/20/2035 ~	5,503	5,107
3.523% due 02/25/2047 ^~	10,249	9,259
3.524% due 11/20/2034 ~	312	320
3.537% (US0012M + 1.750%) due 02/20/2036 ^•	1,127	1,038
3.537% due 06/20/2036 ~	12,256	10,918
3.543% due 12/19/2033 ~	22	23
3.556% due 10/25/2033 ~	134	135
3.585% due 02/20/2035 ~	1,603	1,623
3.592% (US0012M + 1.750%) due 02/20/2036 ^•	17,985	14,685
3.596% due 11/20/2035 ~	3,040	2,446
3.634% due 07/25/2034 ~	179	179
3.639% due 05/20/2035 ~	2,208	2,164
3.640% due 08/20/2035 ^~	57	54
3.643% due 09/20/2034 ~	229	215
3.647% due 02/25/2034 ~	17	17
3.679% due 08/25/2034 ^~	15	15
3.679% due 08/25/2034 ~	57	56
3.716% due 12/25/2033 ~	147	150
3.754% due 04/25/2037 ~	4,482	4,438
3.807% due 09/25/2034 ~	410	400
3.829% due 03/25/2035 ~	780	774
3.900% due 07/19/2033 ~	748	738
3.985% due 06/25/2047 ^~	14,342	13,586
4.013% due 05/19/2033 ~	140	144
4.074% due 11/19/2033 ~	9	9
4.153% due 05/25/2034 ~	162	162
4.257% due 06/20/2034 ~	713	720
4.278% due 06/25/2033 ~	83	84
5.250% due 12/25/2027 ^	1,124	1,076
5.250% due 07/25/2034	471	467
5.500% due 04/25/2035	55	54
5.500% due 08/25/2035 ^	4,182	3,822
5.500% due 08/25/2035	551	503
5.500% due 09/25/2035 ^	3,219	3,149
5.500% due 10/25/2035	163	156
5.500% due 10/25/2035 ^	484	468
5.500% due 11/25/2035 ^	575	519
5.500% due 01/25/2036	1,705	1,604
5.750% due 08/25/2034	350	351
5.750% due 02/25/2036 ^	940	793
5.750% due 02/25/2037 ^	438	380
5.750% due 03/25/2037 ^	4,311	3,648
5.750% due 05/25/2037 ^	644	549
5.750% due 07/25/2037 ^	4,285	3,925
5.850% due 05/25/2036 ^	4,415	3,690
6.000% due 12/25/2035 ^	30	28
6.000% due 02/25/2037 ^	11,667	9,857
6.000% due 03/25/2037 ^	7,580	6,448
6.000% due 04/25/2037 ^	545	459
6.000% due 05/25/2037 ^	5,244	4,261
6.000% due 07/25/2037	7,691	6,268
6.000% due 07/25/2037 ^	3,693	3,135
6.000% due 08/25/2037 ^	1,547	1,364

6.000% due 09/25/2037	3,599	3,174
6.000% due 10/25/2037 ^	226	215
6.000% due 01/25/2038 ^	14,862	12,332
6.250% due 09/25/2036 ^	3,964	3,245
6.250% due 10/25/2036 ^	167	142
6.500% due 11/25/2036 ^	16,594	13,526
6.500% due 05/25/2037 ^	361	303
6.500% due 10/25/2037 ^	28,136	23,557
6.500% due 11/25/2037 ^	5,625	4,401
6.500% due 12/25/2037	29,995	24,170
6.500% due 11/25/2047	19,027	16,671
Countrywide Home Loan Reperforming REMIC Trust
2.491% (US0001M + 0.400%) due 09/25/2035 •	1,944	1,722
Credit Suisse First Boston Mortgage Securities Corp.
0.430% due 05/15/2023 ~(a)	48,259	186
2.741% (US0001M + 0.650%) due 11/25/2031 •	700	634
2.741% (US0001M + 0.650%) due 09/25/2035 ^•	5,015	4,072
3.241% (US0001M + 1.150%) due 11/25/2034 •	10,527	9,408
3.717% due 04/25/2034 ~	26	27
5.250% due 09/25/2035 ^	1,156	1,068
5.750% due 04/22/2033	23	24
6.000% due 01/25/2036	4,263	3,834
6.500% due 01/25/2036	520	329
7.000% due 01/25/2036 ^	5,102	1,935
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
5.500% due 10/25/2035 ^	320	288
5.500% due 10/25/2035	8,210	7,617
6.000% due 11/25/2035 ^	280	165
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.553% due 10/25/2033 ~	16	16
3.571% due 07/25/2033 ~	60	60
Credit Suisse Mortgage Capital Certificates
2.180% (US0001M + 0.220%) due 05/27/2037 •	15,832	12,886
2.250% (US0001M + 0.290%) due 07/27/2037 •	1,165	1,010
2.410% due 04/27/2037 ~	17,427	11,679
3.065% due 06/25/2046 «	1,141,769	1,124,772
3.407% (US0001M + 1.500%) due 09/27/2037 •	11,949	11,988
3.500% due 04/26/2038 ~	12,013	11,976
3.607% due 09/26/2036 ~	3,392	3,184
3.625% due 06/25/2046 «	1,770,126	1,713,953
3.653% due 11/26/2036 ~	7,307	5,959
3.719% due 04/26/2047 ~	13,192	8,208
3.762% due 06/25/2048 «	3,747,311	3,831,703
3.857% due 08/27/2037 ~	25,147	22,206
4.000% due 08/27/2037 ~	32,390	31,553
5.262% due 02/27/2047 ~	140,372	95,168
6.000% due 04/26/2037 ~	16,108	13,518
6.000% due 05/27/2037	455	464
7.000% due 08/26/2036	4,951	4,556
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.591% (US0001M + 0.500%) due 07/25/2036 •	22,030	13,914
5.000% due 04/25/2037	1,247	1,182
5.500% due 03/25/2037 ^	682	622
6.000% due 08/25/2036 ^	5,819	4,901
6.000% due 02/25/2037 ^	2,901	2,573
6.000% due 06/25/2037	2,605	1,339
6.250% due 08/25/2036 ^	1,258	1,038
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 «(a)(h)	970	965
0.000% due 01/25/2058 «(a)(h)	1,050	1,045
0.000% due 04/25/2058 «(h)	382	383
3.248% due 07/25/2057 ~	1,103,397	1,004,691
3.532% due 01/25/2058 ~	263,169	241,974
3.590% due 04/25/2058 ~	817,608	817,430
4.790% due 05/27/2053 ~	94,538	93,872
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	1,000	994
3.617% due 11/15/2048	18,000	18,109
DBUBS Mortgage Trust
0.904% due 11/10/2046 ~(a)	50,799	643
1.260% due 07/10/2044 ~(a)	89,982	2,255
Deutsche ALT-A Securities, Inc.
2.221% (US0001M + 0.130%) due 08/25/2047 •	79,054	75,039
2.231% (LIBOR01M + 0.140%) due 07/25/2047 •	16,842	16,048
2.241% (US0001M + 0.150%) due 03/25/2037 ^•	29,471	26,932
2.241% (US0001M + 0.150%) due 02/25/2047 •	2,347	1,946
2.251% (US0001M + 0.160%) due 01/25/2047 •	7,809	7,593
2.261% (US0001M + 0.170%) due 02/25/2037 •	7,957	7,757
2.281% (US0001M + 0.190%) due 08/25/2036 •	4,080	3,905
2.281% (US0001M + 0.190%) due 10/25/2036 •	20,358	11,013
2.281% (US0001M + 0.190%) due 08/25/2047 •	24,716	23,549
2.291% (US0001M + 0.200%) due 02/25/2047 •	8,237	7,957
2.328% (12MTA + 0.770%) due 04/25/2047 •	23,912	22,210
2.371% (US0001M + 0.280%) due 08/25/2036 •	18,386	17,776
2.391% (US0001M + 0.300%) due 04/25/2037 •	27,658	18,508
2.441% (US0001M + 0.350%) due 06/25/2037 ^•	69,570	57,888

2.841% (US0001M + 0.750%) due 10/25/2047 •		49,816	43,802
3.441% (US0001M + 1.350%) due 11/25/2035 •		8,185	9,255
3.713% due 10/25/2035 ~		667	623
5.000% due 10/25/2018		25	25
5.250% due 09/25/2035 ~		6,145	6,059
5.500% due 11/25/2035 ^~		138	155
5.500% due 12/25/2035 ^		3,050	2,770
Deutsche ALT-B Securities, Inc.
5.417% due 06/25/2036 ~		15,262	14,782
5.431% due 02/25/2036 ~		4,082	3,958
5.530% due 02/25/2036 ~		7,017	6,803
5.650% due 10/25/2036 ~		22,970	21,871
5.869% due 10/25/2036 ^		1,605	1,528
5.886% due 10/25/2036 ^		253	241
5.900% due 10/25/2036 ~		9,942	9,467
6.100% due 10/25/2036		6,844	6,516
6.420% due 07/25/2036 ^~		7,379	6,638
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
4.125% due 06/25/2034 ~		13	12
Downey Savings & Loan Association Mortgage Loan Trust
2.265% (US0001M + 0.180%) due 04/19/2047 ^•		119	99
2.295% (US0001M + 0.210%) due 03/19/2045 •		1,139	1,110
2.335% (US0001M + 0.250%) due 02/19/2045 •		5,037	4,965
2.415% (US0001M + 0.330%) due 09/19/2045 •		2,477	2,030
2.865% (US0001M + 0.780%) due 11/19/2044 •		3,608	3,532
2.885% (US0001M + 0.800%) due 11/19/2044 •		125	117
2.905% (US0001M + 0.820%) due 09/19/2044 •		6,698	6,691
3.657% due 07/19/2044 ~		675	681
3.718% due 07/19/2044 ~		25	25
Durham Mortgages
0.000% due 03/31/2054 (h)	GBP	38,229	40,611
0.000% due 03/31/2054 ~		54,852	81,239
2.311% due 03/31/2054 •		49,153	63,486
2.811% due 03/31/2054 •		16,383	21,151
3.861% due 03/31/2054 •		43,690	57,777
4.861% due 03/31/2054 •		38,229	51,434
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,357	101,185
2.311% due 03/31/2053 •		44,345	57,468
2.811% due 03/31/2053 •		25,339	32,851
3.861% due 03/31/2053 •		44,336	58,641
4.861% due 03/31/2053		25,336	27,841
4.861% due 03/31/2053 •		38,009	50,349
E-MAC NL BV
1.932% (EUR003M + 0.180%) due 07/25/2036 •	EUR	540	603
EMF-UK PLC
1.607% (BP0003M + 0.980%) due 03/13/2046 •	GBP	32,114	42,777
Eurosail PLC
0.000% due 09/10/2044 •	EUR	1,364	1,587
0.000% due 03/13/2045 •		1,181	1,367
0.785% (BP0003M + 0.160%) due 12/10/2044 •	GBP	6,039	7,899
0.787% (BP0003M + 0.160%) due 03/13/2045 •		3,473	4,533
0.791% (BP0003M + 0.160%) due 12/15/2044 •		690	904
1.027% (BP0003M + 0.400%) due 09/13/2045 •		51,270	67,304
1.399% (BP0003M + 0.770%) due 09/13/2045 •		44,488	57,544
1.577% (BP0003M + 0.950%) due 06/13/2045 •		7,083	9,325
First Horizon Alternative Mortgage Securities Trust
2.461% (US0001M + 0.370%) due 02/25/2037 •		$268	161
2.841% (US0001M + 0.750%) due 04/25/2036 ^•		2,209	1,419
3.324% due 08/25/2035 ^~		2,200	1,995
3.414% due 09/25/2035 ^~		2,530	2,444
3.459% (- 1.0*US0001M + 5.550%) due 04/25/2037 ^•(a)		4,005	520
3.486% due 03/25/2035 ~		825	796
3.500% due 04/25/2036 ^~		2,826	2,679
3.524% due 08/25/2034 ~		533	532
3.582% due 04/25/2035 ~		3,752	3,770
3.606% due 02/25/2035 ~		1,554	1,543
3.639% due 12/25/2035 ~		3,379	3,082
3.645% due 08/25/2035 ~		15	14
3.838% due 02/25/2036 ~		238	202
4.018% due 01/25/2036 ^~		6,539	5,254
5.250% due 02/25/2021 ^		150	150
5.750% due 02/25/2036 ^		4,435	3,548
6.000% due 07/25/2036		2,987	2,504
6.000% due 07/25/2036 ^		56	47
6.000% due 08/25/2036 ^		6,643	5,499
6.000% due 11/25/2036		1,570	1,090
6.250% due 11/25/2036		3,026	2,164
6.250% due 08/25/2037 ^		150	119
First Horizon Mortgage Pass-Through Trust
3.400% due 10/25/2035 ^~		2,204	2,139
3.530% due 11/25/2037 ^~		133	125
3.664% due 01/25/2037 ^~		1,240	1,129
3.750% due 10/25/2035 ~		188	150
3.767% due 02/25/2035 ~		355	357
3.920% due 05/25/2036 ~		1,808	1,740

3.937% due 08/25/2035 ~		101	85
4.039% due 05/25/2037 ^~		4,198	3,544
5.250% due 05/25/2021 ^		247	175
5.500% due 04/25/2022		34	34
5.750% due 05/25/2037 ^		313	243
Fondo de Titulizacion de Activos UCI
0.879% (EUR003M + 1.200%) due 06/19/2035 •	EUR	218	243
Fondo de Titulizacion Hipotecaria UCI
0.000% due 06/22/2036 •		1,420	1,630
Fremont Home Loan Trust
2.916% (US0001M + 0.825%) due 01/25/2034 •		$2,444	2,426
GE Business Loan Trust
1.174% due 11/15/2034		4,064	3,992
GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		9,238	9,201
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040 ~		683	686
GMAC Mortgage Corp. Loan Trust
3.750% due 11/19/2035 ^~		1,478	1,343
3.768% due 03/18/2035 ~		15	15
3.796% due 11/19/2035 ~		360	345
3.799% due 11/19/2035 ~		388	377
3.991% due 03/18/2035 ~		2,468	2,495
4.109% due 05/25/2035 ~		144	142
4.302% due 03/18/2035 ~		1,159	1,178
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	348	403
0.000% due 03/18/2039 •		4,911	5,650
2.465% (US0003M + 0.130%) due 06/18/2039 •		$1,980	1,944
Grecale RMBS SRL
0.172% (EUR003M + 0.500%) due 01/27/2061 •	EUR	13,088	15,290
GreenPoint Mortgage Funding Trust
2.251% (US0001M + 0.160%) due 02/25/2037 ^•		$27,112	26,701
2.271% (US0001M + 0.180%) due 01/25/2037 •		11,596	10,945
2.291% (US0001M + 0.200%) due 03/25/2047 •		22,994	21,746
2.301% (US0001M + 0.210%) due 04/25/2036 •		19,949	18,350
2.331% (US0001M + 0.240%) due 08/25/2045 •		402	378
2.411% (US0001M + 0.320%) due 09/25/2046 ^•		4,511	3,248
2.611% (US0001M + 0.520%) due 10/25/2045 •		741	735
2.631% (US0001M + 0.540%) due 11/25/2045 •		82	73
2.711% (US0001M + 0.620%) due 10/25/2045 •		4,998	4,558
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 •	EUR	34,345	36,055
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	3,028
3.120% due 05/10/2050		2,700	2,680
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	46,605
GS Mortgage Securities Trust
0.265% due 12/10/2043 ~(a)		35,931	200
0.277% due 12/10/2043 ~(a)		86,857	249
0.714% due 11/10/2049 ~(a)		169,593	5,798
0.821% due 03/10/2044 ~(a)		15,203	223
0.831% due 08/10/2046 ~(a)		109,300	3,016
1.503% due 08/10/2043 ~(a)		129,025	2,841
1.516% due 08/10/2044 ~(a)		12,641	422
2.139% due 01/10/2045 ~(a)		6,063	336
2.405% due 05/10/2045 ~(a)		59,211	3,084
3.278% due 10/10/2048		6,278	6,249
3.365% due 11/10/2047		7,545	7,573
3.801% due 01/10/2047		10,550	10,764
4.548% due 12/10/2043 ~		7,000	6,683
GSC Capital Corp. Mortgage Trust
2.291% (US0001M + 0.200%) due 02/25/2036 •		11,475	11,014
GSMPS Mortgage Loan Trust
2.441% (US0001M + 0.350%) due 01/25/2035 •		29,455	27,771
2.491% (US0001M + 0.400%) due 06/25/2034 •		46,029	42,099
7.088% due 10/20/2032 ~		17,834	18,457
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		1,121	825
7.500% due 10/25/2036 ~		1,306	923
GSMSC Resecuritization Trust
2.095% (US0001M + 0.135%) due 02/26/2037 •		34,046	30,602
2.100% (LIBOR01M + 0.140%) due 04/26/2037 •		56,017	28,831
2.130% (US0001M + 0.170%) due 08/26/2033 •		3,370	3,318
2.231% (US0001M + 0.140%) due 10/26/2036 •		12,190	9,543
GSR Mortgage Loan Trust
2.351% (US0001M + 0.260%) due 08/25/2046 •		41,641	25,356
2.541% (US0001M + 0.450%) due 07/25/2037 ^•		226	119
3.405% due 12/25/2034 ~		482	268
3.592% due 04/25/2036 ~		1,681	1,558
3.657% due 11/25/2035 ~		52	53
3.729% due 01/25/2036 ^~		6,142	6,098
3.749% due 09/25/2035 ~		1,264	1,283
3.776% due 01/25/2035 ~		991	981
3.826% due 01/25/2036 ^~		136	133

3.837% due 05/25/2035 ~		1,796	1,754
3.845% due 04/25/2035 ~		76	77
3.863% due 09/25/2034 ~		25	26
3.893% due 11/25/2035 ~		300	255
3.898% due 04/25/2035 ~		188	188
3.915% due 05/25/2035 ~		1,601	1,512
3.980% (H15T1Y + 1.750%) due 04/25/2032 •		25	23
4.007% due 03/25/2037 ^~		2,848	2,735
4.024% due 05/25/2035 ~		8,701	8,451
4.024% due 11/25/2035 ~		58	57
4.060% due 08/25/2034 ~		1,782	1,754
4.070% due 07/25/2035 ~		3,012	2,911
4.098% due 10/25/2035 ^~		3,328	3,152
4.108% due 08/25/2034 ~		535	528
4.186% due 07/25/2035 ~		1,984	1,825
4.211% due 08/25/2034 ~		40	39
4.216% due 07/25/2035 ~		749	739
5.000% due 07/25/2036		498	490
5.500% due 03/25/2036 ^		2,058	2,343
5.500% due 03/25/2036		988	1,057
5.500% due 06/25/2036 ^		32	62
5.500% due 01/25/2037 ^		3,700	4,400
5.750% due 02/25/2036 ^		716	693
5.750% due 02/25/2037 ^		69	81
6.000% due 02/25/2021 ^		1,446	1,251
6.000% due 11/25/2035		367	295
6.000% due 02/25/2036 ^		717	616
6.000% due 06/25/2036 ^		1,858	2,215
6.000% due 09/25/2036 ^		2,059	1,624
6.000% due 01/25/2037 ^		104	98
6.250% due 10/25/2036 ^		29,736	29,457
6.500% due 09/25/2036 ^		1,924	1,588
6.500% due 10/25/2036 ^		1,132	965
HarborView Mortgage Loan Trust
2.255% (US0001M + 0.170%) due 12/19/2036 ^•		155	142
2.265% (US0001M + 0.180%) due 11/19/2036 •		9,609	9,378
2.265% (US0001M + 0.180%) due 07/19/2046 ^•		223	147
2.275% (LIBOR01M + 0.190%) due 09/19/2037 •		17,917	16,699
2.275% (US0001M + 0.190%) due 02/19/2046 •		3,295	3,230
2.295% (US0001M + 0.210%) due 11/19/2036 •		8,876	7,667
2.305% (US0001M + 0.220%) due 07/19/2047 •		12,723	12,465
2.325% (US0001M + 0.240%) due 12/19/2036 ^•		5,068	4,730
2.364% (US0001M + 0.280%) due 10/20/2045 •		13,136	11,234
2.395% (US0001M + 0.310%) due 11/19/2035 •		1,887	1,790
2.408% (12MTA + 0.850%) due 12/19/2036 ^•		13,929	13,415
2.565% (US0001M + 0.480%) due 01/19/2036 ^•		1,008	744
2.585% (US0001M + 0.500%) due 01/19/2036 •		733	578
2.645% (US0001M + 0.560%) due 02/19/2036 •		7,988	6,731
2.665% (US0001M + 0.580%) due 07/19/2045 •		73	56
2.705% (US0001M + 0.620%) due 08/19/2045 •		722	715
2.725% (US0001M + 0.640%) due 01/19/2035 •		336	321
2.745% (US0001M + 0.660%) due 09/19/2035 •		2,783	2,510
2.745% (COF 11 + 1.850%) due 06/19/2045 ^•		5,368	3,534
2.785% (US0001M + 0.700%) due 01/19/2035 •		2,670	2,425
2.845% (US0001M + 0.760%) due 01/19/2035 ^•		498	454
2.865% (US0001M + 0.780%) due 12/19/2034 ^•		6,976	6,509
2.885% (US0001M + 0.800%) due 11/19/2034 •		352	336
2.885% (US0001M + 0.800%) due 12/19/2034 ^•		70	65
2.905% (US0001M + 0.820%) due 12/19/2034 ^•		27,235	23,879
2.945% (US0001M + 0.860%) due 11/19/2034 •		27,036	23,146
3.091% (US0001M + 1.000%) due 10/25/2037 •		28,892	28,567
3.107% (US0001M + 1.125%) due 06/19/2034 •		42	41
3.410% due 12/19/2035 ^~		3,277	2,734
3.627% due 11/19/2034 ~		86	86
3.764% due 06/19/2036 ^~		542	384
3.947% due 08/19/2036 ^~		1,188	967
4.029% due 12/19/2035 ^~		21	21
4.056% due 07/19/2035 ~		2,278	2,014
4.061% due 08/19/2034 ~		1,473	1,511
4.097% due 12/19/2035 ~		1,051	1,007
4.158% due 06/19/2036 ~		185	131
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	4,156
2.828% due 11/05/2035		71,800	69,847
Hipocat FTA
0.000% due 07/15/2036 •	EUR	148	171
HomeBanc Mortgage Trust
2.391% (US0001M + 0.300%) due 05/25/2037 ^•		$142	140
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		15,476	15,568
HSI Asset Loan Obligation Trust
3.644% due 01/25/2037 ^~		385	357
3.680% due 01/25/2037 ^~		2,488	2,159
4.065% due 09/25/2037 ^~		10,798	9,562
4.241% due 01/25/2037 ~		7,319	6,152

HSI Asset Securitization Corp. Trust
3.051% (US0001M + 0.960%) due 07/25/2035 •		900	870
3.081% (US0001M + 0.990%) due 07/25/2035 •		1,758	691
Hudson’s Bay Simon JV Trust
4.906% due 08/05/2034		25,184	24,208
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •	EUR	32,232	34,653
Impac CMB Trust
2.371% (US0001M + 0.280%) due 10/25/2035 •		$11,915	11,080
2.611% (US0001M + 0.520%) due 04/25/2035 •		4,535	4,517
2.731% (US0001M + 0.640%) due 09/25/2034 •		243	241
2.731% (US0001M + 0.640%) due 03/25/2035 •		12,757	12,476
Impac Secured Assets Trust
2.261% (US0001M + 0.170%) due 01/25/2037 •		5,241	5,044
2.291% (US0001M + 0.200%) due 05/25/2036 •		108	105
2.331% (US0001M + 0.240%) due 03/25/2037 •		39,151	29,330
2.331% (US0001M + 0.240%) due 09/25/2037 •		15,678	13,165
2.441% (US0001M + 0.350%) due 05/25/2036 •		2,989	2,965
2.451% (US0001M + 0.360%) due 09/25/2037 •		23,134	19,548
3.491% (US0001M + 1.400%) due 05/25/2036 •		7,459	7,346
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		17	16
IndyMac Mortgage Loan Trust
2.211% (US0001M + 0.120%) due 07/25/2036 •		13,639	12,869
2.221% (US0001M + 0.130%) due 10/25/2036 •		142	135
2.281% (US0001M + 0.190%) due 09/25/2046 •		2,556	2,376
2.291% (US0001M + 0.200%) due 10/25/2036 •		2,531	2,418
2.291% (US0001M + 0.200%) due 06/25/2046 •		30,774	26,541
2.291% (US0001M + 0.200%) due 11/25/2046 •		29,708	27,039
2.301% (US0001M + 0.210%) due 04/25/2046 •		9,306	8,676
2.301% (US0001M + 0.210%) due 05/25/2046 •		68,682	66,876
2.311% (US0001M + 0.220%) due 04/25/2046 •		10,183	9,506
2.321% (US0001M + 0.230%) due 07/25/2046 •		13,345	12,649
2.331% (LIBOR01M + 0.240%) due 06/25/2037 •		2,374	2,338
2.341% (LIBOR01M + 0.250%) due 02/25/2037 •		30,616	21,751
2.391% (US0001M + 0.300%) due 06/25/2037 ^•		11,704	7,304
2.551% (US0001M + 0.460%) due 04/25/2035 •		1,348	1,289
2.571% (US0001M + 0.480%) due 04/25/2035 •		8,920	8,545
2.611% (US0001M + 0.520%) due 07/25/2035 •		19,695	16,876
2.651% (US0001M + 0.560%) due 03/25/2035 •		2,094	2,065
2.651% (US0001M + 0.560%) due 07/25/2035 •		5,448	3,410
2.691% (US0001M + 0.600%) due 04/25/2034 •		319	313
2.711% (US0001M + 0.620%) due 06/25/2034 •		577	574
2.731% (US0001M + 0.640%) due 02/25/2035 •		358	353
2.731% (US0001M + 0.640%) due 07/25/2045 •		316	307
2.771% (US0001M + 0.680%) due 02/25/2035 •		2,448	2,190
2.871% (US0001M + 0.780%) due 10/25/2036 •		11,456	9,819
2.891% (US0001M + 0.800%) due 08/25/2034 •		84	77
2.891% (US0001M + 0.800%) due 11/25/2034 •		10	9
2.971% (US0001M + 0.880%) due 09/25/2034 •		126	114
3.223% due 06/25/2037 ~		6,596	4,882
3.224% due 01/25/2035 ~		1,078	1,027
3.266% due 01/25/2036 ~		2,482	2,313
3.273% due 06/25/2037 ^~		21,215	19,574
3.358% due 09/25/2036 ~		6,221	5,225
3.372% due 06/25/2035 ^~		131	114
3.420% due 05/25/2036 ~		23,565	19,225
3.501% due 10/25/2035 ~		297	272
3.503% due 09/25/2035 ^~		3,342	3,155
3.504% due 11/25/2035 ^~		4,530	4,205
3.519% due 07/25/2037 ~		26,512	22,274
3.523% due 11/25/2035 ^~		12,467	10,077
3.550% due 06/25/2036 ~		1,053	1,012
3.570% due 06/25/2036 ~		34,356	30,308
3.576% due 08/25/2035 ~		7,124	6,489
3.596% due 08/25/2035 ~		415	376
3.614% due 12/25/2035 ~		11,847	10,949
3.651% due 05/25/2036 ^~		27,854	25,297
3.651% due 08/25/2037 ~		102	89
3.652% due 03/25/2035 ~		1,163	1,170
3.653% due 07/25/2036 ~		12,104	10,688
3.657% due 05/25/2037 ~		30,021	20,832
3.658% due 02/25/2036 ~		4,820	4,328
3.666% due 06/25/2036 ~		308	249
3.686% (US0006M + 1.750%) due 05/25/2037 •		62,931	56,348
3.687% due 09/25/2037 ~		12,981	9,277
3.708% due 09/25/2036 ~		107	92
3.718% due 03/25/2035 ~		45	46
3.719% due 04/25/2035 ~		24	23
3.721% due 01/25/2036 ^~		217	194
3.734% due 03/25/2037 ^~		2,225	2,170
3.807% due 01/25/2037 ~		11,707	10,972
3.823% due 12/25/2035 ^~		1,950	1,689
3.884% due 01/25/2036 ~		299	298
3.898% due 07/25/2035 ~		8,183	6,888
4.022% due 11/25/2035 ^~		789	765

6.000% due 06/25/2037	21,019	18,970
6.250% due 11/25/2037 ^	2,609	2,089
6.500% due 09/25/2037	125	105
InTown Hotel Portfolio Trust
0.300% due 01/15/2033 ~(a)	217,597	675
JPMBB Commercial Mortgage Securities Trust
0.882% due 08/15/2046 ~(a)	86,231	1,741
JPMDB Commercial Mortgage Securities Trust
0.965% due 12/15/2049 ~(a)	193,424	10,590
JPMorgan Alternative Loan Trust
3.735% due 05/25/2036 ^~	1,546	1,258
5.500% due 02/25/2021 ^	39	40
5.668% due 05/26/2037 ~	23,505	4,999
6.000% due 12/25/2036	42,886	33,588
6.310% due 08/25/2036 ^	49,850	44,672
JPMorgan Chase Commercial Mortgage Securities Corp.
2.873% (LIBOR01M + 0.800%) due 06/15/2032 •	44,400	44,420
3.073% (LIBOR01M + 1.000%) due 06/15/2032 •	10,400	10,409
3.323% (LIBOR01M + 1.250%) due 06/15/2032 •	7,800	7,830
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
4.173% (LIBOR01M + 2.100%) due 01/15/2033 •	58,738	58,745
JPMorgan Chase Commercial Mortgage Securities Trust
0.406% due 09/12/2037 ~(a)	20,170	32
1.422% due 04/15/2046 ~(a)	143,185	6,878
1.644% due 08/15/2049 ~(a)	172,749	15,253
1.753% due 05/15/2045 ~(a)	147,731	7,453
1.758% due 11/15/2043 ~(a)	91,720	2,575
2.228% (LIBOR01M + 0.155%) due 05/15/2047 •	9,743	9,717
5.718% due 08/12/2037 ~	13,512	13,977
5.823% (LIBOR01M + 3.750%) due 05/15/2028 •	10,800	10,772
JPMorgan Mortgage Trust
3.501% due 11/25/2035 ~	379	371
3.526% due 10/25/2033 ~	71	72
3.544% due 10/25/2036 ~	868	768
3.563% due 11/25/2035 ~	38	35
3.603% due 05/25/2036 ^~	947	945
3.603% due 05/25/2036 ~	1,010	1,008
3.610% due 08/25/2035 ~	28	28
3.611% due 04/25/2036 ^~	16,736	16,063
3.611% due 04/25/2036 ~	1,164	1,188
3.613% due 01/25/2037 ^~	941	897
3.634% due 10/25/2035 ^~	482	452
3.640% due 04/25/2036 ^~	2,414	2,219
3.653% due 10/25/2036 ^~	2,373	2,170
3.664% due 08/25/2035 ^~	2,918	2,854
3.668% due 04/25/2037 ^~	12,522	12,042
3.674% due 06/25/2035 ~	583	595
3.684% due 10/25/2035 ~	287	292
3.691% due 05/25/2036 ^~	22	21
3.692% due 07/25/2035 ~	1,053	1,050
3.702% due 06/25/2037 ^~	8,024	7,266
3.714% due 02/25/2036 ~	4,228	3,883
3.729% due 02/25/2034 ~	9	9
3.735% due 04/25/2035 ~	134	137
3.752% due 04/25/2037 ^~	1,398	1,349
3.782% due 06/25/2037 ^~	686	675
3.800% due 09/25/2035 ~	860	854
3.819% due 04/25/2035 ~	589	600
3.827% due 08/25/2035 ~	2,454	2,546
3.836% due 08/25/2036 ^~	6,332	6,115
3.847% due 10/25/2036 ^~	2,250	2,213
3.867% due 06/25/2036 ^~	416	375
3.878% due 08/25/2036 ^~	1,347	1,215
3.943% due 07/25/2035 ~	2,034	2,038
3.977% due 02/25/2035 ~	32	31
3.979% due 06/25/2035 ~	118	110
3.982% due 07/25/2035 ~	388	385
3.996% due 10/25/2035 ~	15	14
4.048% due 07/25/2035 ~	379	389
4.091% due 06/25/2036 ^~	2,814	2,708
4.118% due 07/25/2035 ~	34	34
5.000% due 06/25/2021 ^	181	170
5.000% due 03/25/2022 ^	41	40
5.500% due 01/25/2021 ^	60	58
5.500% due 03/25/2022 ^	24	26
5.500% due 09/25/2035	5,116	5,045
5.500% due 01/25/2036 ^	1,322	1,175
5.500% due 08/25/2037 ^	4,342	3,566
5.750% due 03/25/2037 ^	557	437
6.000% due 10/25/2034	5,942	6,112
6.000% due 07/25/2036 ^	4,715	4,226
6.000% due 06/25/2037 ^	18,225	15,261
6.000% due 08/25/2037 ^	142	117
6.500% due 09/25/2035	455	440
7.000% due 08/25/2037 ^	1,214	1,064

JPMorgan Re-REMIC
2.130% (US0001M) due 11/26/2036 •		20,658	17,632
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	45,462
0.000% due 02/22/2045 •		522,748	692,127
2.250% due 02/22/2045		26,742	24,670
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,406	1,579
0.831% (BP0003M + 0.200%) due 06/17/2039 •	GBP	4,047	5,126
1.066% (BP0003M + 0.280%) due 04/17/2044 •		27,799	35,479
LB-UBS Commercial Mortgage Trust
0.347% due 02/15/2040 ~(a)		$2,143	0
5.407% due 11/15/2038		23,812	18,396
5.562% due 02/15/2040 ~		39,037	24,867
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 «(h)		2,878	2,880
0.000% due 07/25/2057 (h)		494,563	478,952
0.000% due 12/26/2057 ~		892,170	890,674
Lehman Mortgage Trust
2.511% (US0001M + 0.420%) due 12/25/2036 •		7,950	4,390
2.691% (US0001M + 0.600%) due 07/25/2036 •		8,434	4,689
2.991% (US0001M + 0.900%) due 12/25/2035 ^•		1,658	1,460
4.609% (- 1.0*US0001M + 6.700%) due 03/25/2037 ^•(a)		18,791	4,400
5.243% due 01/25/2036 ^~		3,610	3,576
5.324% due 12/25/2035 ~		4,487	2,801
5.426% due 07/25/2037 ~		4,579	3,770
5.500% due 11/25/2035 ^		206	201
5.500% due 12/25/2035 ^		55	50
5.763% due 04/25/2036 ~		5,201	4,770
6.000% due 08/25/2037		5,054	5,086
6.500% due 09/25/2037 ^		6,919	5,676
Lehman XS Trust
2.160% (LIBOR01M + 0.200%) due 07/25/2047 ^•		19,228	17,830
2.191% (US0001M + 0.100%) due 05/25/2046 ^•		369	392
2.251% (LIBOR01M + 0.160%) due 03/25/2047 ^•		3,305	3,241
2.281% (US0001M + 0.190%) due 11/25/2046 •		298	291
2.291% (US0001M + 0.200%) due 08/25/2046 ^•		23,790	20,334
2.291% (US0001M + 0.200%) due 11/25/2046 ^•		23,478	22,688
2.301% (US0001M + 0.210%) due 09/25/2046 •		169	160
2.391% (US0001M + 0.300%) due 12/25/2035 ^•		18	14
5.110% due 07/25/2035 ^		1,185	1,184
Ludgate Funding PLC
0.807% (BP0003M + 0.190%) due 12/01/2060 •	GBP	5,595	7,151
0.883% (BP0003M + 0.160%) due 01/01/2061 •		6,809	8,653
1.323% (BP0003M + 0.600%) due 01/01/2061 •		8,868	11,575
Luminent Mortgage Trust
2.291% (US0001M + 0.200%) due 02/25/2046 •		$156	143
Mansard Mortgages PLC
1.281% (BP0003M + 0.650%) due 12/15/2049 •	GBP	15,924	20,879
MASTR Adjustable Rate Mortgages Trust
2.331% (US0001M + 0.240%) due 05/25/2037 •		$848	532
2.500% due 01/25/2034 ~		155	132
2.771% (LIBOR01M + 0.680%) due 05/25/2047 ^•		3,782	2,244
3.108% due 09/25/2034 ~		186	175
3.150% due 07/25/2035 ^~		2,198	1,956
3.179% due 09/25/2033 ~		663	657
3.379% due 07/25/2035 ^~		493	441
3.450% due 07/25/2034 ~		903	867
3.592% due 09/25/2035 ^~		1,170	897
3.625% due 12/25/2033 ~		205	206
3.693% due 10/25/2034 ~		528	500
3.699% due 01/25/2036 ~		13,606	13,422
3.745% due 05/25/2034 ~		298	304
3.789% due 11/25/2036 ~		111	102
3.793% due 02/25/2036 ~		31	30
3.809% due 04/21/2034 ~		51	53
3.827% due 12/21/2034 ~		173	171
3.915% due 11/21/2034 ~		623	645
4.070% due 12/25/2033 ~		528	530
4.247% due 06/25/2035 ~		187	179
4.279% due 10/25/2032 ~		177	178
MASTR Alternative Loan Trust
5.500% due 07/25/2034		3,227	3,293
5.500% due 08/25/2034		4,246	4,591
7.000% due 06/25/2034		28	30
MASTR Asset Securitization Trust
5.500% due 06/26/2034		57	58
5.750% due 02/25/2021		173	171
6.000% due 10/25/2022 ~		33	32
6.000% (US0001M + 6.000%) due 06/25/2036 ^•		3,045	2,975
6.000% due 06/25/2036 ^		384	375
MASTR Reperforming Loan Trust
2.441% (US0001M + 0.350%) due 05/25/2035 •		2,424	2,000
2.451% (US0001M + 0.360%) due 07/25/2035 •		28,157	22,909
4.397% due 05/25/2036 ~		260	238

MASTR Seasoned Securitization Trust
3.575% due 10/25/2032 ~		177	179
3.605% due 10/25/2032 ~		31	31
3.730% due 10/25/2032 ~		388	395
3.803% due 05/25/2032 ~		333	332
6.500% due 08/25/2032 ~		68	70
MBS Bancaja Fondo de Titulizacion de Activos
0.000% due 02/25/2038 •	EUR	2,587	2,994
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% (US0001M + 0.700%) due 11/15/2031 •		$310	310
2.813% (US0001M + 0.740%) due 09/15/2030 •		564	559
Merrill Lynch Alternative Note Asset Trust
2.130% (LIBOR01M + 0.170%) due 02/25/2037 •		3,743	3,699
2.291% (US0001M + 0.200%) due 03/25/2037 •		6,175	2,722
2.391% (US0001M + 0.300%) due 03/25/2037 •		296	132
3.784% due 06/25/2037 ^~		50,693	40,848
Merrill Lynch Mortgage Investors Trust
2.341% (US0001M + 0.250%) due 11/25/2035 •		281	273
2.359% (US0001M + 0.268%) due 08/25/2036 •		24,623	24,435
2.551% (US0001M + 0.460%) due 04/25/2029 •		1,426	1,410
2.551% (US0001M + 0.460%) due 03/25/2030 •		188	183
2.751% (US0001M + 0.660%) due 06/25/2028 •		14	14
2.751% (US0001M + 0.660%) due 11/25/2029 •		1,843	1,806
2.771% (US0001M + 0.680%) due 04/25/2028 •		21	20
2.947% (US0006M + 0.500%) due 03/25/2030 •		400	389
2.958% (US0006M + 0.460%) due 07/25/2030 •		2,571	2,530
2.982% (US0001M + 1.000%) due 10/25/2035 •		4	4
3.104% (US0006M + 0.600%) due 01/25/2030 •		32	31
3.127% (US0006M + 0.680%) due 10/25/2028 •		106	107
3.147% (US0006M + 0.700%) due 11/25/2029 •		116	116
3.184% (US0006M + 0.680%) due 01/25/2029 •		524	511
3.241% due 05/25/2034 ~		124	119
3.505% due 09/25/2029 ~		214	214
3.521% due 05/25/2036 ^~		667	650
3.532% due 04/25/2035 ~		108	106
3.537% due 02/25/2035 ~		2,462	2,557
3.596% due 02/25/2036 ~		8	8
3.605% due 12/25/2034 ~		41	42
3.612% due 03/25/2036 ^~		3,693	2,869
3.653% due 05/25/2029 ~		127	127
3.674% due 09/25/2033 ~		10	10
3.679% due 02/25/2034 ~		140	141
3.702% due 01/25/2029 ~		49	49
3.709% due 05/25/2036 ~		913	925
3.720% due 01/25/2029 ~		4,842	4,711
3.816% due 07/25/2035 ^~		705	589
3.842% due 09/25/2035 ^~		95	92
3.855% due 12/25/2035 ^~		111	100
3.881% due 07/25/2035 ^~		1,346	1,316
3.908% due 02/25/2033 ~		56	55
3.985% due 05/25/2036 ~		157	159
4.023% due 12/25/2034 ~		605	603
4.032% due 06/25/2037 ~		335	338
Merrill Lynch Mortgage Trust
0.066% due 02/12/2051 ~(a)		21,793	1
1.081% due 08/12/2039 ~(a)		381	1
Merrill Lynch Mortgage-Backed Securities Trust
3.944% due 06/25/2037 ^~		17	14
4.630% (H15T1Y + 2.400%) due 08/25/2036 ^•		13,330	13,096
Morgan Stanley Bank of America Merrill Lynch Trust
1.315% due 02/15/2047 ~(a)		91,848	2,943
1.782% due 11/15/2045 ~(a)		83,758	4,689
3.040% due 04/15/2048		7,200	7,121
Morgan Stanley Capital Trust
0.508% due 11/12/2049 ~(a)		3,810	16
3.340% due 03/15/2049		11,000	10,911
Morgan Stanley Mortgage Loan Trust
2.127% due 10/25/2034 ~		114	112
2.371% (US0001M + 0.280%) due 01/25/2036 •		2,261	1,690
2.526% due 06/25/2037 ~		18,709	12,169
3.086% due 10/25/2037 ^~		2,939	2,443
3.310% due 11/25/2037 ^~		4,549	4,173
3.485% due 07/25/2035 ~		455	409
3.522% due 08/25/2034 ~		1,103	1,083
3.522% due 06/25/2036 ~		926	946
3.532% due 11/25/2035 ~		109	86
3.661% due 10/25/2034 ~		118	121
3.668% due 09/25/2035 ^~		103	91
3.671% due 05/25/2036 ^~		13,026	10,405
3.774% due 07/25/2034 ~		324	327
3.937% due 08/25/2034 ~		34	34
4.010% due 07/25/2035 ^~		155	148
4.103% due 12/25/2035 ~		514	391
4.231% due 07/25/2034 ~		263	260
5.500% due 11/25/2035 ^		94	93
5.750% due 09/25/2022 ^		9	8

6.000% due 08/25/2037 ^		513	422
6.378% due 09/25/2034 ~		1,281	1,407
6.513% due 08/25/2036 ^		7,887	3,926
Morgan Stanley Mortgage Re-REMIC Trust
3.714% due 02/26/2036 ~		1,594	1,594
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		15,444	13,399
6.250% due 08/26/2047 ~		18,896	16,178
Morgan Stanley Resecuritization Trust
2.214% (12MTA + 0.750%) due 06/26/2047 •		38,106	32,466
2.234% (12MTA + 0.770%) due 04/26/2047 •		36,972	17,681
2.424% (12MTA + 0.960%) due 06/26/2047 •		700	509
3.567% due 04/26/2047 ~		7,602	4,738
Mortgage Equity Conversion Asset Trust
2.840% (T1Y + 0.500%) due 05/25/2042 «•		117,757	105,981
MortgageIT Securities Corp. Mortgage Loan Trust
2.321% (US0001M + 0.230%) due 06/25/2047 •		27,357	26,057
MortgageIT Trust
2.341% (US0001M + 0.250%) due 11/25/2035 •		9,465	8,537
Motel 6 Trust
2.993% due 08/15/2034 •		40,593	40,648
3.263% due 08/15/2034 •		35,363	35,422
4.223% due 08/15/2034 •		3,588	3,602
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,397
1.049% due 09/05/2047 ~(a)		53,100	3,956
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^		771	736
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,635	2,670
Natixis Commercial Mortgage Securities Trust
2.823% due 02/15/2032 •		78,613	78,623
3.023% due 02/15/2032 •		20,900	20,910
3.163% due 10/15/2029 ~(a)		78,613	3,186
3.223% due 02/15/2032 •		15,542	15,545
3.573% due 02/15/2032 •		15,903	15,906
3.973% due 02/15/2032 •		25,679	25,686
4.373% due 02/15/2032 •		19,523	19,536
4.823% due 02/15/2032 •		23,342	23,390
Newgate Funding PLC
0.279% (EUR003M + 0.600%) due 12/15/2050 •	EUR	666	770
0.871% (BP0003M + 0.170%) due 12/01/2050 •	GBP	2,589	3,280
0.929% (EUR003M + 1.250%) due 12/15/2050 •	EUR	3,620	4,163
1.179% (EUR003M + 1.500%) due 12/15/2050 •		6,057	6,861
1.631% (BP0003M + 1.000%) due 12/15/2050 •	GBP	19,215	25,141
1.881% (BP0003M + 1.250%) due 12/15/2050 •		5,430	7,058
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.371% (US0001M + 0.280%) due 04/25/2037 •		$189	159
3.459% due 10/25/2035 ~		725	721
3.869% due 02/25/2036 ~		2,277	2,071
4.082% due 02/25/2036 ^~		780	658
4.179% due 08/25/2034 ~		4,091	3,885
5.159% due 03/25/2035		10	11
5.500% due 05/25/2033		3	4
6.000% due 05/25/2033		7	7
6.215% due 08/25/2036 ^~		7,544	2,883
6.431% due 08/25/2036 ^~		3,218	1,229
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.724% due 08/27/2047		226,749	178,790
3.583% due 08/26/2034 ~		1,032	1,043
3.876% due 10/26/2036 •		5,027	4,287
5.540% due 10/25/2036 ~		7,290	4,913
6.000% due 07/26/2037		15,426	9,566
NovaStar Mortgage Funding Trust
2.281% (LIBOR01M + 0.190%) due 09/25/2046 •		13,496	12,084
2.296% (LIBOR01M + 0.205%) due 09/25/2046 •		85,960	44,699
Paragon Mortgages PLC
0.787% (BP0003M + 0.240%) due 01/15/2039 •	GBP	58,282	74,344
Prime Mortgage Trust
7.000% due 07/25/2034		$399	382
Proteus RMBS DAC
0.000% due 10/29/2054 «~	EUR	102,128	86,288
0.000% due 10/29/2054 «(b)(h)		633	265
0.122% due 10/29/2054 •		705,415	824,183
0.972% due 10/29/2054 •		207,375	242,299
Provident Funding Mortgage Loan Trust
2.671% (US0001M + 0.580%) due 05/25/2035 •		$1,736	1,732
3.685% due 05/25/2035 ~		263	264
3.893% due 04/25/2034 ~		75	76
4.130% due 10/25/2035 ~		121	120
RBSSP Resecuritization Trust
2.160% (US0001M + 0.200%) due 12/26/2036 •		5,167	5,005
2.210% (US0001M + 0.250%) due 03/26/2037 •		71,663	57,056
2.356% due 05/28/2047 ~		31,662	26,936
2.600% (US0001M + 0.320%) due 08/26/2045 •		114	102

3.367% due 10/26/2036 ~	17,638	17,061
3.424% due 12/25/2035 ~	7,009	7,086
3.438% due 12/26/2036 ~	27,174	26,973
3.644% due 07/26/2045 ~	23,241	23,814
3.704% due 12/26/2036 ^~	9,203	7,504
3.710% (US0001M + 1.750%) due 12/26/2037 •	23,858	18,494
3.858% due 03/26/2036 ~	13,732	10,002
3.901% due 08/28/2047 ~	209,427	174,247
Regal Trust
2.316% (COF 11 + 1.500%) due 09/29/2031 •	97	94
Reperforming Loan REMIC Trust
2.491% (US0001M + 0.400%) due 11/25/2034 •	13,458	11,874
5.709% due 01/25/2034	27,850	27,573
Residential Accredit Loans, Inc. Trust
2.241% (US0001M + 0.150%) due 02/25/2047 •	17,819	11,423
2.261% (US0001M + 0.170%) due 01/25/2037 •	5,899	5,362
2.271% (US0001M + 0.180%) due 05/25/2036 •	17,201	15,728
2.271% (US0001M + 0.180%) due 07/25/2036 •	15,945	10,727
2.271% (US0001M + 0.180%) due 09/25/2036 •	17,786	16,720
2.271% (US0001M + 0.180%) due 11/25/2036 •	4,081	3,227
2.271% (US0001M + 0.180%) due 06/25/2046 •	35,165	15,537
2.281% (US0001M + 0.190%) due 09/25/2036 •	8,094	7,617
2.291% (US0001M + 0.200%) due 05/25/2047 •	5,213	5,100
2.296% (US0001M + 0.205%) due 09/25/2046 •	6,175	5,707
2.341% (US0001M + 0.250%) due 02/25/2036 ^•	15,378	12,298
2.351% (US0001M + 0.260%) due 12/25/2045 •	25,399	20,063
2.361% (US0001M + 0.270%) due 05/25/2046 ^•	1,680	1,429
2.371% (US0001M + 0.280%) due 12/25/2045 •	639	546
2.391% (US0001M + 0.300%) due 08/25/2035 •	6,254	5,521
2.391% (US0001M + 0.300%) due 04/25/2037 •	6,451	5,154
2.421% (US0001M + 0.330%) due 03/25/2037 •	225	76
2.451% (US0001M + 0.360%) due 01/25/2037 ^•	1,276	1,005
2.491% (US0001M + 0.400%) due 06/25/2036 •	368	288
2.558% (12MTA + 1.000%) due 01/25/2046 ^•	21,944	19,461
2.691% (US0001M + 0.600%) due 08/25/2036 •	9,604	7,662
2.791% (US0001M + 0.700%) due 11/25/2035 •	6,722	5,608
2.822% due 11/25/2037 ~	15,429	13,476
2.918% (12MTA + 1.360%) due 09/25/2045 •	811	777
3.793% due 08/25/2035 ^~	736	499
4.072% due 07/25/2035 ~	11,776	10,012
4.303% due 07/25/2035 ~	6,175	5,082
4.523% due 12/25/2035 ~	10,714	9,789
4.688% due 07/25/2035 ~	62	52
4.775% due 12/26/2034 ^~	197	131
5.000% due 09/25/2019	23	23
5.500% due 01/25/2035	50	50
5.500% due 04/25/2035	8,648	8,538
5.500% due 08/25/2035 ^	49	47
5.750% due 12/25/2021 ^	178	171
6.000% due 08/25/2035 ^	854	803
6.000% due 10/25/2035 ^	11,114	8,238
6.000% due 12/25/2035 ^	4,176	4,043
6.000% due 08/25/2036 ^	28,002	25,737
6.000% due 09/25/2036	5,052	4,523
6.000% due 01/25/2037	181	170
6.000% due 02/25/2037 ^	18,462	16,329
6.000% due 03/25/2037 ^	15,556	14,471
6.000% due 05/25/2037 ^	2,050	1,872
6.000% due 05/25/2037	14,333	13,089
6.000% due 06/25/2037 ^	29,135	26,805
6.500% due 08/25/2036	35,473	32,547
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	115	123
7.500% due 12/25/2031	54	55
7.500% due 05/25/2032	57	58
7.500% due 07/25/2032	601	490
Residential Asset Securitization Trust
2.441% (US0001M + 0.350%) due 06/25/2036 •	7,609	3,016
2.791% (US0001M + 0.700%) due 07/25/2036 •	7,939	6,670
4.750% due 02/25/2019	6	6
5.500% due 07/25/2035	1,431	1,247
5.500% due 09/25/2035 ^	29,347	25,005
6.000% due 11/25/2036 ^	7,217	4,732
6.000% due 01/25/2037 ^	4,267	2,853
6.000% due 03/25/2037 ^	8,871	5,971
6.000% due 04/25/2037	886	785
6.000% due 08/25/2037	865	705
6.250% due 11/25/2036	13,267	8,949
6.500% due 09/25/2036	4,362	3,035
6.500% due 04/25/2037 ^	22,106	12,472
Residential Funding Mortgage Securities, Inc. Trust
3.644% due 09/25/2035 ~	970	881
3.841% due 08/25/2035 ^~	3,781	2,991
4.477% due 09/25/2036 ^~	156	150
4.674% due 10/25/2037 ^~	11,739	9,781
4.735% due 04/25/2037 ~	2,339	2,196

5.092% due 07/27/2037 ^~		207	179
5.250% due 01/25/2036 ^		119	113
5.370% due 10/25/2037 ^~		9,914	8,235
5.500% due 03/25/2037 ^		4,907	4,565
6.000% due 04/25/2037 ^		4,569	4,324
6.000% (US0001M + 0.600%) due 04/25/2037 ^•		239	226
6.000% due 10/25/2037 ^		890	765
6.500% due 03/25/2032		45	47
Residential Mortgage Securities PLC
2.898% (BP0003M + 2.250%) due 02/14/2041 •	GBP	1,731	2,323
Resloc UK PLC
0.000% due 12/15/2043 •	EUR	7,382	8,323
Ripon Mortgages PLC
1.423% (BP0003M + 0.800%) due 08/20/2056 •	GBP	515,120	683,232
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,919	2,169
0.775% (BP0003M + 0.150%) due 06/12/2044 •	GBP	6,031	7,676
0.779% (BP0003M + 0.150%) due 06/12/2044 •		11,151	14,186
0.795% (BP0003M + 0.170%) due 06/12/2044 •		8,881	11,336
2.476% (US0003M + 0.150%) due 06/12/2044 •		$3,224	3,129
Sequoia Mortgage Trust
2.434% (US0001M + 0.350%) due 07/20/2033 •		88	85
2.704% (US0001M + 0.620%) due 08/20/2034 •		773	754
2.744% (US0001M + 0.660%) due 06/20/2033 •		451	454
2.834% (US0001M + 0.750%) due 05/20/2034 •		2,317	2,265
2.844% (US0001M + 0.760%) due 10/20/2027 •		5	5
2.844% (US0001M + 0.760%) due 04/20/2033 •		106	104
2.884% (US0001M + 0.800%) due 10/20/2027 •		59	57
2.906% (US0006M + 0.800%) due 04/20/2033 •		709	709
3.163% (US0006M + 0.660%) due 11/20/2034 •		249	247
3.347% due 08/20/2047 ~		10,277	9,068
3.692% due 09/20/2046 ^~		4,927	4,424
3.728% due 07/20/2037 ^~		9,735	8,563
3.779% due 07/20/2037 ~		1,543	1,341
3.798% due 09/20/2046 ^~		686	574
3.820% due 02/20/2047 ~		389	348
Slate PLC
0.000% due 01/24/2051 (h)	GBP	100	47,365
SoFi Alternative Trust
2.734% due 05/15/2050 «		$482,432	491,708
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M) due 09/25/2034 ~		307	288
3.241% (US0001M + 1.150%) due 12/25/2037 ^•		9,233	9,190
3.433% due 11/25/2035 ^~		1,166	1,102
3.444% due 11/25/2035 ^~		165	154
3.517% due 05/25/2036 ^~		6,554	5,712
3.522% due 09/25/2036 ^~		16,940	13,337
3.627% due 02/25/2036 ^~		4,821	4,579
3.639% due 05/25/2036 ^~		228	219
3.641% due 09/25/2036 ^~		4,295	3,893
3.647% due 10/25/2035 ^~		4,289	4,036
3.647% due 09/25/2036 ^~		18,591	18,098
3.700% due 05/25/2036 ^~		8,832	8,101
3.713% due 03/25/2035 ~		10,610	9,334
3.726% due 08/25/2035 ~		1,727	1,730
3.763% due 09/25/2035 ~		4,965	4,488
3.771% due 01/25/2036 ^~		5,262	4,113
3.783% due 08/25/2034 ~		22	22
3.792% due 01/25/2037 ^~		6,722	6,191
3.798% due 04/25/2034 ~		8	8
3.800% due 04/25/2035 ~		92	92
3.801% due 10/25/2034 ~		166	168
3.818% due 07/25/2037 ^~		51	46
3.820% due 07/25/2035 ^~		4,377	4,083
3.821% due 03/25/2035 ~		1,135	1,140
3.823% due 02/25/2036 ^~		7,948	6,846
3.855% due 09/25/2034 ~		116	117
3.874% due 05/25/2035 ~		37	33
3.888% due 03/25/2036 ^~		1,640	1,527
3.901% due 11/25/2035 ~		478	424
3.940% due 12/25/2034 ~		56	54
3.967% (US0006M + 1.500%) due 10/25/2037 ^•		6,123	5,472
3.979% due 11/25/2034 ~		328	330
4.000% due 11/25/2034 ~		1,202	1,205
4.026% due 05/25/2035 ~		8,066	7,548
4.212% due 12/25/2034 ~		1,481	1,468
4.284% due 12/25/2035 ~		346	343
Structured Asset Mortgage Investments Trust
2.211% (US0001M + 0.120%) due 08/25/2036 •		13,778	12,630
2.271% (US0001M + 0.180%) due 01/25/2037 •		4,194	4,002
2.271% (US0001M + 0.180%) due 07/25/2046 •		14,192	13,111
2.281% (US0001M + 0.190%) due 06/25/2036 •		9,275	9,165
2.281% (US0001M + 0.190%) due 07/25/2046 ^•		11,304	9,012
2.291% (US0001M + 0.200%) due 05/25/2036 •		15,634	14,295
2.291% (US0001M + 0.200%) due 10/25/2036 •		6,875	6,337
2.301% (US0001M + 0.210%) due 04/25/2036 •		33,266	30,770

2.301% (US0001M + 0.210%) due 05/25/2036 •		333	300
2.301% (US0001M + 0.210%) due 08/25/2036 ^•		15,673	14,305
2.301% (US0001M + 0.210%) due 05/25/2046 •		203	172
2.301% (US0001M + 0.210%) due 09/25/2047 ^•		26,463	25,635
2.311% (US0001M + 0.220%) due 09/25/2047 •		22,926	21,739
2.321% (US0001M + 0.230%) due 02/25/2036 •		11,669	10,609
2.321% (US0001M + 0.230%) due 02/25/2036 ^•		60,669	57,974
2.321% (US0001M + 0.230%) due 07/25/2046 ^•		32	17
2.335% (US0001M + 0.250%) due 07/19/2035 •		2,514	2,463
2.371% (US0001M + 0.280%) due 02/25/2036 ^•		21,679	20,184
2.391% (US0001M + 0.300%) due 08/25/2036 ^•		6,305	4,593
2.551% (US0001M + 0.460%) due 05/25/2045 •		1,441	1,397
2.641% (US0001M + 0.550%) due 09/25/2047 •		34,741	31,187
2.765% (US0001M + 0.680%) due 05/19/2035 •		1,497	1,480
2.941% (US0001M + 0.850%) due 05/25/2047 •		4,407	3,738
3.212% due 05/25/2047 ~		47,408	35,399
3.484% due 05/25/2045 ^~		144	116
3.792% due 02/19/2035 ~		5	5
Structured Asset Securities Corp.
2.441% (US0001M + 0.350%) due 04/25/2035 •		405	383
4.148% due 12/25/2033 ~		821	818
Structured Asset Securities Corp. Mortgage Loan Trust
2.691% (US0001M + 0.600%) due 10/25/2027 •		350	347
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.512% due 03/25/2033 ~		153	153
3.624% due 09/25/2033 ~		340	343
3.771% due 07/25/2033 ~		447	451
3.812% due 11/25/2033 ~		112	113
3.926% due 01/25/2034 ~		199	200
4.154% due 11/25/2033 ~		345	345
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		3,140	3,194
5.750% due 08/25/2035		4,911	4,958
Suntrust Adjustable Rate Mortgage Loan Trust
3.704% due 02/25/2037 ^~		7,916	7,145
3.855% due 04/25/2037 ^~		2,524	2,108
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •	EUR	178	207
0.000% due 03/22/2035 •		542	630
0.000% due 03/22/2035 •		414	481
0.000% due 06/22/2045 •		494	573
3.177% (EUR003M + 3.500%) due 03/22/2036 •		1,200	1,449
Terwin Mortgage Trust
2.240% (US0001M + 0.280%) due 10/25/2037 •		$35,313	13,099
Theatre Hospitals PLC
3.786% (BP0003M + 3.000%) due 10/15/2031 •	GBP	63,137	81,113
Thornburg Mortgage Securities Trust
2.631% (US0001M + 0.540%) due 03/25/2044 •		$137	130
3.005% due 12/25/2044 ~		54	53
3.335% due 10/25/2043 ~		322	317
4.020% (LIBOR01M + 1.250%) due 06/25/2047 •		12,487	11,432
Towd Point Mortgage Funding PLC
1.823% (BP0003M + 1.200%) due 02/20/2054 •	GBP	4,578	6,082
Trinity Square PLC
1.936% (BP0003M + 1.150%) due 07/15/2051 •		20,872	27,827
UBS Commercial Mortgage Trust
2.258% due 05/10/2045 ~(a)		$155,517	9,890
UBS-Barclays Commercial Mortgage Trust
1.279% due 04/10/2046 ~(a)		77,426	3,432
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	10,600	11,942
0.964% (BP0003M + 0.200%) due 10/10/2040 •	GBP	31,600	40,027
Wachovia Mortgage Loan Trust LLC
3.688% due 03/20/2037 ^~		$83	75
3.703% due 10/20/2035 ~		1,346	1,253
3.752% due 05/20/2036 ~		196	193
3.786% due 10/20/2035 ~		259	266
3.801% due 08/20/2035 ^~		1,513	1,366
3.802% due 10/20/2035 ^~		1,109	1,090
WaMu Mortgage Backed Pass-Through Certificates
2.814% due 12/19/2039 ~		127	127
WaMu Mortgage Pass-Through Certificates Trust
2.258% (12MTA + 0.700%) due 02/25/2047 ^•		31,625	29,244
2.284% (12MTA + 0.820%) due 12/25/2046 ^•		18,678	17,024
2.288% (12MTA + 0.730%) due 01/25/2047 •		1,941	1,941
2.298% (12MTA + 0.740%) due 01/25/2047 ^•		7,661	7,113
2.308% (12MTA + 0.750%) due 06/25/2047 •		7,355	7,241
2.318% (12MTA + 0.760%) due 04/25/2047 •		5,204	5,144
2.351% (US0001M + 0.260%) due 11/25/2045 •		851	844
2.361% (US0001M + 0.270%) due 12/25/2045 •		3,702	3,664
2.381% (US0001M + 0.290%) due 12/25/2045 •		6,913	6,816
2.395% (COF 11 + 1.500%) due 07/25/2046 •		12,076	11,811
2.398% (12MTA + 0.840%) due 11/25/2046 •		17,069	14,827
2.404% (12MTA + 0.940%) due 05/25/2046 •		10,971	10,959
2.421% (US0001M + 0.330%) due 01/25/2045 •		8,665	8,599
2.438% (12MTA + 0.880%) due 10/25/2046 ^•		61,053	55,569

2.441% (US0001M + 0.350%) due 01/25/2045 •		147	146
2.518% (12MTA + 0.960%) due 09/25/2046 •		10,775	10,063
2.531% (US0001M + 0.440%) due 07/25/2044 •		10,385	10,296
2.538% (12MTA + 0.980%) due 06/25/2046 •		1,281	1,295
2.538% (12MTA + 0.980%) due 07/25/2046 •		17,445	15,181
2.548% (12MTA + 0.990%) due 06/25/2046 •		3,197	3,168
2.551% (US0001M + 0.460%) due 04/25/2045 •		9,722	9,711
2.671% (US0001M + 0.580%) due 07/25/2045 •		2,637	2,661
2.758% (12MTA + 1.200%) due 11/25/2042 •		283	271
2.771% (US0001M + 0.680%) due 01/25/2045 •		5,217	5,195
2.789% due 01/25/2037 ^~		5,406	5,081
2.814% due 10/25/2036 ^~		1,895	1,758
2.831% (US0001M + 0.740%) due 11/25/2034 •		2,839	2,803
2.867% due 01/25/2037 ^~		12,871	12,223
2.871% (US0001M + 0.780%) due 10/25/2044 •		2,103	2,103
2.871% (US0001M + 0.780%) due 10/25/2045 •		2,248	2,371
2.891% (US0001M + 0.800%) due 10/25/2044 •		2,728	2,703
2.939% due 10/25/2036 ^~		455	425
2.958% (12MTA + 1.400%) due 08/25/2042 •		133	130
2.971% (US0001M + 0.880%) due 11/25/2034 •		57	56
2.983% due 01/25/2037 ^~		7,370	6,899
3.059% due 11/25/2036 ^~		4,412	4,238
3.061% due 11/25/2036 ^~		1,468	1,421
3.101% due 12/25/2036 ^~		98	89
3.246% due 03/25/2037 ^~		39,200	36,530
3.278% due 10/25/2035 ~		4,987	5,047
3.316% due 09/25/2036 ~		11,327	10,300
3.326% due 08/25/2046 ^~		119	114
3.346% due 05/25/2037 ^~		13,764	11,693
3.359% due 09/25/2035 ~		623	636
3.386% due 08/25/2034 ~		1,078	1,099
3.389% due 02/25/2037 ^~		4,160	4,050
3.395% due 03/25/2036 ~		4,761	4,531
3.404% due 07/25/2037 ^~		18,975	17,538
3.408% due 08/25/2036 ^~		23,276	22,715
3.413% due 12/25/2035 ~		17,546	17,732
3.423% due 01/25/2036 ^~		505	492
3.425% due 02/25/2033 ~		552	551
3.430% due 02/25/2037 ^~		19,406	19,040
3.433% due 01/25/2036 ~		1,742	1,755
3.438% due 12/25/2036 ^~		6,237	6,120
3.450% due 04/25/2037 ^~		24,716	23,682
3.459% due 06/25/2037 ^~		8,013	7,457
3.475% due 02/25/2037 ^~		18,384	17,785
3.475% due 03/25/2037 ^~		18,308	17,136
3.480% due 01/25/2035 ~		2,818	2,893
3.549% due 05/25/2037 ^~		1,912	1,825
3.565% due 07/25/2037 ^~		3,557	3,318
3.568% due 06/25/2037 ^~		3,182	3,004
3.603% due 01/25/2036 ~		4,743	4,505
3.605% due 02/25/2037 ^~		30,575	30,112
3.657% due 03/25/2035 ~		2,097	2,074
3.847% due 08/25/2035 ~		47	45
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	41,354
1.436% due 12/21/2049 •		485,262	642,579
2.136% due 12/21/2049 •		46,014	61,630
2.636% due 12/21/2049 •		23,010	30,877
3.136% due 12/21/2049 •		13,146	17,647
3.636% due 12/21/2049 •		13,146	17,446
Warwick Finance Residential Mortgages Number Two PLC
0.000% due 09/21/2049 ~		200	188,194
3.136% (BP0003M + 2.500%) due 09/21/2049 •		50,900	66,906
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% (12MTA + 0.700%) due 01/25/2047 •		$32,631	26,492
2.258% (12MTA + 0.700%) due 04/25/2047 •		7,743	6,510
2.278% (12MTA + 0.720%) due 12/25/2046 •		9,570	8,249
2.281% (US0001M + 0.190%) due 07/25/2046 •		462	407
2.321% (US0001M + 0.230%) due 12/25/2036 •		7,868	7,170
2.328% (12MTA + 0.770%) due 04/25/2047 •		10,906	8,157
2.351% (US0001M + 0.260%) due 12/25/2035 •		575	529
2.408% (12MTA + 0.850%) due 10/25/2046 ^•		20,176	17,772
2.478% (12MTA + 0.920%) due 09/25/2046 •		27,943	21,018
2.491% (US0001M + 0.400%) due 07/25/2035 •		1,832	1,557
2.498% (12MTA + 0.940%) due 04/25/2046 •		44,451	40,300
2.528% (12MTA + 0.970%) due 05/25/2046 •		5,012	4,397
2.691% (US0001M + 0.600%) due 03/25/2036 ^•		2,198	2,025
3.541% (US0001M + 1.450%) due 09/25/2035 ^•		1,480	1,323
3.600% due 06/25/2033 ~		134	136
4.404% due 09/25/2036 ^		38,253	19,320
4.587% due 10/25/2036		79	50
4.759% due 10/25/2036		7,403	3,718
5.500% due 06/25/2035		3,113	3,045
5.500% due 08/25/2035		93	90
5.500% due 11/25/2035 ^		719	639
5.750% due 11/25/2035 ^		1,078	1,028

6.000% due 11/25/2035	3,831	3,883
6.000% due 04/25/2036 ^	4,302	3,972
6.000% due 07/25/2036	1,822	800
6.000% due 04/25/2037	15,133	14,700
6.221% due 07/25/2036 ^	27,872	12,067
6.449% due 07/25/2036 ^	2,535	1,113
6.500% due 11/25/2035	1,194	958
6.500% due 03/25/2036	17,919	14,988
6.500% due 05/25/2036 ^	6,670	5,877
6.500% due 08/25/2036 ^	36,124	28,083
7.500% due 04/25/2033	20	21
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037	1,180	1,164
Wells Fargo Commercial Mortgage Trust
1.451% due 11/15/2043 ~(a)	83,864	1,914
1.873% due 10/15/2049 ~(a)	321,020	32,741
2.804% due 12/15/2036 ~	26,400	26,444
3.324% due 01/15/2059	15,000	14,971
3.487% due 11/15/2048	5,000	5,020
4.230% due 12/15/2036 ~	5,000	4,990
Wells Fargo Mortgage Loan Trust
2.140% (US0001M + 0.180%) due 09/27/2047 •	44,156	40,408
3.573% due 12/27/2046 ~	22,480	16,275
Wells Fargo Mortgage-Backed Securities Trust
2.391% (US0001M + 0.300%) due 04/25/2037 ^•	465	427
3.603% due 09/25/2034 ~	48	50
3.638% due 09/25/2034 ~	92	95
3.640% due 10/25/2036 ^~	1,491	1,463
3.713% due 11/25/2037 ^~	87	84
3.740% due 11/25/2034 ~	283	291
3.748% due 07/25/2034 ~	90	92
3.768% due 03/25/2036 ^~	718	697
3.773% due 04/25/2036 ~	548	546
3.803% due 07/25/2034 ~	216	223
3.822% due 03/25/2036 ~	1,213	1,235
3.839% due 02/25/2035 ~	352	362
3.863% due 08/25/2036 ^~	1,167	1,128
3.873% due 03/25/2035 ~	20,209	20,514
3.875% due 10/25/2034 ~	80	81
3.892% due 03/25/2035 ~	100	101
3.909% due 06/25/2035 ~	148	152
3.933% due 05/25/2035 ~	315	318
3.933% due 04/25/2036 ^~	223	227
3.970% due 04/25/2035 ~	557	564
3.976% due 03/25/2035 ~	25	25
4.017% due 03/25/2036 ^~	4,088	4,081
4.097% due 10/25/2035 ~	458	462
4.108% due 08/25/2033 ~	59	61
4.120% due 07/25/2036 ^~	31,327	30,741
4.127% due 04/25/2037 ^~	413	404
4.149% due 12/25/2034 ~	45	46
4.161% due 10/25/2034 ~	8	8
4.190% due 04/25/2036 ~	2,892	2,706
4.252% due 06/25/2035 ~	195	201
4.278% due 07/25/2036 ^~	930	945
4.323% due 05/25/2036 ^~	3,664	3,757
4.422% due 06/25/2034 ~	271	277
4.435% due 06/26/2035 ~	1,164	1,176
5.500% due 08/25/2035	30	30
5.500% due 11/25/2035	13,329	13,548
5.500% due 03/25/2036	465	456
5.500% due 04/25/2036	128	126
5.500% due 09/25/2037	276	277
5.750% due 03/25/2037 ^	1,339	1,323
6.000% due 06/25/2036 ^	903	889
6.000% due 07/25/2036 ^	113	114
6.000% due 08/25/2036 ^	994	986
6.000% due 09/25/2036 ^	71	69
6.000% due 11/25/2036 ^	280	280
6.000% due 04/25/2037 ^	170	169
6.000% due 06/25/2037 ^	1,848	1,845
6.000% due 07/25/2037 ^	2,605	2,601
6.000% due 08/25/2037 ^	186	185
6.000% due 08/25/2037	5	5
6.000% due 11/25/2037 ^	124	123
13.637% (- 2.75*US0001M + 19.388%) due 03/25/2036 •	125	139
Wells Fargo-RBS Commercial Mortgage Trust
0.597% due 03/15/2047 ~(a)	83,202	2,044
1.461% due 03/15/2047 ~(a)	110,025	4,863
2.271% due 04/15/2045 ~(a)	70,676	4,153

WHLN First Mtg. Co.
5.605% due 03/08/2022 (m)	200,000	200,550

Total Non-Agency Mortgage-Backed Securities (Cost $27,864,783)		28,765,605

ASSET-BACKED SECURITIES 21.0%
Aames Mortgage Investment Trust
3.291% due 06/25/2035 •	10,800	10,488
3.816% due 01/25/2035 ^•	213	214
AASET Trust
3.967% due 05/16/2042	10,142	10,135
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	16,588	16,740
Academic Loan Funding Trust
2.891% due 12/26/2044 •	3,787	3,795
Accredited Mortgage Loan Trust
2.311% due 02/25/2037 •	25,211	21,580
2.577% due 09/25/2035 •	7,220	6,985
2.691% due 04/25/2034 •	884	853
2.691% due 07/25/2034 •	6,967	6,900
2.796% due 04/25/2035 •	2,495	2,507
5.210% due 01/25/2034	2,266	2,331
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	219	120
2.181% due 07/25/2036 ^•	1,753	664
2.211% due 12/25/2036 •	10,929	5,856
2.221% due 12/25/2036 •	143,939	93,233
2.231% due 07/25/2036 •	56,547	46,736
2.231% due 12/25/2036 •	22,788	15,345
2.241% due 04/25/2036 •	22,301	21,928
2.241% due 07/25/2036 •	43,354	19,474
2.281% due 02/25/2036 •	51,086	50,429
2.331% due 07/25/2036 •	14,462	6,956
2.361% due 08/25/2036 •	14,237	12,101
2.711% due 02/25/2036 ^•	3,109	2,934
2.751% due 11/25/2035 •	4,297	4,301
2.791% due 08/25/2045 •	4,562	4,489
2.856% due 08/25/2035 •	5,169	5,146
2.891% due 02/25/2034 •	189	190
2.946% due 07/25/2035 •	3,101	3,119
2.991% due 09/25/2033 •	2,195	2,183
3.066% due 06/25/2034 •	11,274	11,439
3.066% due 07/25/2035 •	18,000	18,223
3.081% due 06/25/2035 •	3,823	3,895
3.096% due 07/25/2035 •	17,500	17,445
3.141% (US0001M + 1.050%) due 12/25/2033 •	1,742	1,730
3.171% (US0001M + 1.080%) due 02/25/2035 •	70	71
Aegis Asset-Backed Securities Trust
2.331% (US0001M + 0.240%) due 01/25/2037 •	10,941	8,804
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.141% (US0001M + 1.050%) due 01/25/2034 •	588	554
AFC Home Equity Loan Trust
2.691% (LIBOR01M + 0.600%) due 09/27/2027 •	130	128
2.741% (LIBOR01M + 0.650%) due 09/22/2028 •	261	255
2.971% (LIBOR01M + 0.880%) due 02/25/2029 •	379	359
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 (h)	5,139	4,444
2.615% (LIBOR03M + 0.280%) due 12/23/2037 •	13,690	13,074
2.625% (LIBOR03M + 0.290%) due 07/23/2035 •	25,266	24,887
2.655% (LIBOR03M + 0.320%) due 09/23/2037 •	18,695	17,293
2.665% (LIBOR03M + 0.330%) due 12/23/2036 •	39,518	36,554
2.668% (US0003M + 0.320%) due 07/15/2037 •	23,472	21,946
2.675% (LIBOR03M + 0.340%) due 09/23/2036 •	43,590	40,321
2.695% (LIBOR03M + 0.360%) due 06/23/2036 •	26,647	24,915
2.735% (LIBOR03M + 0.400%) due 07/23/2035 •	3,875	3,836
2.735% (LIBOR03M + 0.400%) due 09/23/2037 •	2,255	1,939
2.748% (US0003M + 0.400%) due 07/15/2037 •	27,000	23,220
2.785% (LIBOR03M + 0.450%) due 06/23/2036 •	27,500	24,475
2.785% (LIBOR03M + 0.450%) due 12/23/2036 •	7,500	6,450
2.805% (LIBOR03M + 0.470%) due 12/23/2035 •	20,821	18,322
2.835% (LIBOR03M + 0.500%) due 09/23/2036 •	12,000	10,440
2.855% (LIBOR03M + 0.520%) due 07/23/2035 •	15,152	14,016
2.935% (LIBOR03M + 0.600%) due 03/23/2035 •	5,000	4,450
2.985% (LIBOR03M + 0.650%) due 12/23/2034 •	4,750	4,228
3.059% (LIBOR03M + 0.700%) due 07/30/2034 •	7,000	6,388
3.085% (US0003M + 0.750%) due 09/23/2038 •	69,518	68,128
3.098% (US0003M + 0.750%) due 05/01/2034 •	7,000	6,720
3.285% (US0003M + 0.950%) due 09/23/2038 •	10,000	8,400
3.459% due 01/30/2034 •	7,500	7,350
Allegro CLO Ltd.
3.579% (US0003M + 1.220%) due 01/30/2026 •	41,693	41,710
Ameriquest Mortgage Securities Trust
2.191% (US0001M + 0.100%) due 10/25/2036 •	9,552	4,343
2.331% (US0001M + 0.240%) due 10/25/2036 •	23,851	10,974
2.461% (US0001M + 0.370%) due 04/25/2036 •	13,000	12,309

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.521% (US0001M + 0.430%) due 01/25/2036 •		15,183	15,244
2.541% (US0001M + 0.450%) due 01/25/2036 •		6,211	6,220
2.671% (US0001M + 0.580%) due 01/25/2036 •		14,093	13,300
2.691% (US0001M + 0.600%) due 08/25/2035 •		1,206	1,211
2.741% (US0001M + 0.650%) due 08/25/2035 •		12,300	12,446
2.791% (US0001M + 0.700%) due 11/25/2033 •		82	77
2.811% (US0001M + 0.720%) due 03/25/2035 •		2,312	2,322
2.886% (US0001M + 0.795%) due 03/25/2035 •		9,000	9,057
2.961% (US0001M + 0.870%) due 07/25/2034 •		184	185
3.006% (US0001M + 0.915%) due 01/25/2035 •		1,189	1,191
3.066% (US0001M + 0.975%) due 05/25/2035 •		1,425	1,420
3.081% (US0001M + 0.990%) due 11/25/2034 •		19,112	19,345
3.111% (US0001M + 1.020%) due 08/25/2034 •		16,732	16,785
3.111% (US0001M + 1.020%) due 10/25/2034 •		3,800	3,845
3.126% (US0001M + 1.035%) due 12/25/2033 •		391	391
3.241% (US0001M + 1.150%) due 08/25/2035 •		14,800	12,320
3.261% (US0001M + 1.170%) due 03/25/2035 •		1,500	1,280
3.816% (US0001M + 1.725%) due 05/25/2034 •		11,176	11,259
4.093% due 07/25/2033		2,668	2,583
5.140% due 10/25/2033		37	38
5.466% (US0001M + 3.375%) due 11/25/2032 •		2,680	2,589
5.616% (US0001M + 3.525%) due 11/25/2032 ^•		19	1
7.341% (US0001M + 5.250%) due 02/25/2033 •		2,564	2,223
Apidos CLO
3.482% (US0003M + 1.120%) due 07/22/2026 •		65,365	65,389
Arbour CLO DAC
0.850% (EUR003M + 0.850%) due 07/15/2027 •	EUR	95,200	111,320
Ares CLO Ltd.
3.543% (US0003M + 1.190%) due 04/17/2026 •		$25,000	25,023
3.668% (US0003M + 1.350%) due 12/05/2025 •		23,700	23,760
Argent Securities Trust
2.181% (US0001M + 0.090%) due 07/25/2036 •		6,155	2,526
2.201% (US0001M + 0.110%) due 09/25/2036 •		8,310	3,620
2.241% (US0001M + 0.150%) due 07/25/2036 •		144,114	101,977
2.266% (US0001M + 0.175%) due 04/25/2036 •		27,343	18,075
2.271% (US0001M + 0.180%) due 04/25/2036 •		8,048	3,498
2.331% (US0001M + 0.240%) due 06/25/2036 •		6,652	2,574
2.331% (US0001M + 0.240%) due 07/25/2036 •		6,550	2,740
2.331% (US0001M + 0.240%) due 09/25/2036 •		5,191	2,282
2.361% (US0001M + 0.270%) due 05/25/2036 •		19,211	7,411
2.371% (US0001M + 0.280%) due 04/25/2036 •		8,003	3,539
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.581% (US0001M + 0.490%) due 10/25/2035 •		8,000	8,024
2.991% (US0001M + 0.900%) due 10/25/2034 •		4,204	4,177
3.126% (US0001M + 1.035%) due 01/25/2034 •		2,635	2,647
Asset-Backed Funding Certificates Trust
2.201% (US0001M + 0.110%) due 01/25/2037 •		15,647	10,468
2.221% (US0001M + 0.130%) due 01/25/2037 •		67,448	50,189
2.231% (US0001M + 0.140%) due 10/25/2036 •		54,777	49,546
2.231% (US0001M + 0.140%) due 11/25/2036 •		8,920	6,166
2.241% (US0001M + 0.150%) due 09/25/2036 •		19,290	18,883
2.251% (US0001M + 0.160%) due 11/25/2036 •		19,220	12,061
2.251% (US0001M + 0.160%) due 01/25/2037 •		87,825	59,142
2.311% (US0001M + 0.220%) due 01/25/2037 •		52,473	35,612
2.341% (US0001M + 0.250%) due 11/25/2036 •		3,880	2,454
2.371% (US0001M + 0.280%) due 09/25/2036 •		27,150	15,128
2.751% (US0001M + 0.660%) due 03/25/2035 •		5,213	5,212
2.766% (US0001M + 0.675%) due 06/25/2035 •		8,319	8,362
3.066% (US0001M + 0.975%) due 06/25/2035 •		11,537	9,564
3.091% (US0001M + 1.000%) due 06/25/2037 •		4,159	3,660
3.216% (US0001M + 1.125%) due 12/25/2032 •		1,327	1,337
Asset-Backed Securities Corp. Home Equity Loan Trust
2.231% (US0001M + 0.140%) due 07/25/2036 •		2,523	2,479
2.241% (US0001M + 0.150%) due 12/25/2036 •		7,439	7,264
2.251% (US0001M + 0.160%) due 05/25/2036 •		3,081	3,057
2.341% (US0001M + 0.250%) due 03/25/2036 •		10,132	7,581
2.511% (US0001M + 0.420%) due 01/25/2036 •		10,000	6,658
2.991% (US0001M + 0.900%) due 06/25/2035 •		14,798	14,753
3.036% (US0001M + 0.945%) due 04/25/2035 •		1,491	1,499
3.036% (US0001M + 0.945%) due 05/25/2035 •		12,085	12,190
3.048% (US0001M + 0.975%) due 12/15/2033 •		5,073	5,085
3.291% (US0001M + 1.200%) due 06/25/2034 •		3,430	3,420
3.723% (US0001M + 1.650%) due 03/15/2032 •		342	340
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~		4,574	5,018
Aurium CLO DAC
0.000% due 10/13/2029 •(c)	EUR	49,200	57,456
Babson CLO Ltd.
3.503% (US0003M + 1.150%) due 10/17/2026 •		$29,200	29,224
3.509% (US0003M + 1.150%) due 07/20/2025 •		15,400	15,408
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025 ~		5,000	3,541
Barings Euro CLO BV
0.000% due 07/27/2030 •(c)	EUR	45,400	53,018
1.050% due 07/27/2030 (c)		4,400	5,138

Bayview Financial Acquisition Trust
2.452% (LIBOR01M + 0.350%) due 05/28/2037 •	$7,808	7,471
Bayview Financial Asset Trust
2.541% (LIBOR01M + 0.450%) due 03/25/2037 •	8,204	8,020
2.891% (LIBOR01M + 0.800%) due 03/25/2037 •	4,263	4,050
2.991% (LIBOR01M + 0.900%) due 03/25/2037 •	4,460	4,261
3.241% (LIBOR01M + 1.150%) due 03/25/2037 •	2,424	2,369
3.591% (LIBOR01M + 1.500%) due 03/25/2037 «•	2,244	2,191
Bayview Financial Mortgage Pass-Through Trust
2.682% (US0001M + 0.580%) due 04/28/2036 •	4,574	4,225
Bayview Financial Revolving Asset Trust
3.032% (LIBOR01M + 0.930%) due 12/28/2040 •	4,514	4,319
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.500%) due 09/25/2034 •	124	121
2.201% (US0001M + 0.110%) due 04/25/2031 •	5,232	6,911
2.231% (US0001M + 0.140%) due 10/25/2036 •	4,066	4,049
2.231% (US0001M + 0.140%) due 04/25/2037 •	11,515	12,250
2.241% (US0001M + 0.150%) due 06/25/2036 •	16,044	15,834
2.241% (US0001M + 0.150%) due 11/25/2036 •	2,748	2,683
2.261% (US0001M + 0.170%) due 10/25/2036 •	6,354	6,198
2.261% (US0001M + 0.170%) due 12/25/2036 ^•	10,267	10,512
2.271% (US0001M + 0.180%) due 06/25/2047 •	6,533	6,547
2.281% (US0001M + 0.190%) due 05/25/2037 •	3,502	3,826
2.311% (US0001M + 0.220%) due 06/25/2047 •	19,839	19,768
2.331% (US0001M + 0.240%) due 06/25/2047 •	13,400	13,135
2.371% (US0001M + 0.280%) due 04/25/2036 •	3,885	3,897
2.391% (US0001M + 0.300%) due 06/25/2036 •	7,200	6,152
2.411% (US0001M + 0.320%) due 01/25/2047 •	1,624	1,625
2.431% (US0001M + 0.340%) due 05/25/2036 ^•	4,153	4,849
2.441% (US0001M + 0.350%) due 05/25/2037 ^•	14,210	10,818
2.471% (US0001M + 0.380%) due 04/25/2036 •	8,207	9,250
2.471% (US0001M + 0.380%) due 01/25/2037 •	7,766	7,430
2.491% (US0001M + 0.400%) due 09/25/2046 •	6,406	6,202
2.511% (US0001M + 0.420%) due 12/25/2035 •	7,324	7,350
2.521% (US0001M + 0.430%) due 12/25/2035 •	6,836	6,569
2.531% (US0001M + 0.440%) due 12/25/2035 ^•	3,100	3,034
2.541% (US0001M + 0.450%) due 12/25/2035 •	10,821	8,874
2.541% (US0001M + 0.450%) due 08/25/2036 •	9,525	9,024
2.541% (US0001M + 0.450%) due 01/25/2047 •	23,349	22,433
2.581% (US0001M + 0.490%) due 07/25/2035 •	39	39
2.581% (US0001M + 0.490%) due 06/25/2036 •	640	641
2.608% (12MTA + 1.050%) due 07/25/2036 •	1,103	970
2.611% (US0001M + 0.520%) due 12/25/2035 •	22,915	22,525
2.631% (US0001M + 0.540%) due 05/25/2036 •	8,687	6,883
2.751% (US0001M + 0.660%) due 10/25/2032 •	17	17
2.766% (US0001M + 0.675%) due 11/25/2035 ^•	8,469	8,470
2.771% (US0001M + 0.680%) due 10/25/2035 •	26,848	26,235
2.791% (US0001M + 0.700%) due 11/25/2035 ^•	36,678	29,739
2.811% (US0001M + 0.720%) due 07/25/2035 •	3,592	3,627
2.891% (LIBOR01M + 0.800%) due 10/27/2032 •	79	77
2.961% (US0001M + 0.870%) due 02/25/2036 •	5,785	5,263
3.041% (US0001M + 0.950%) due 10/25/2037 •	15,752	13,707
3.066% (US0001M + 0.975%) due 02/25/2034 •	1,013	1,003
3.066% (US0001M + 0.975%) due 08/25/2035 •	3,726	3,734
3.091% (US0001M + 1.000%) due 10/25/2037 •	28,898	26,369
3.091% (US0001M + 1.000%) due 11/25/2042 •	1,244	1,242
3.096% (US0001M + 1.005%) due 06/25/2035 •	21,596	21,703
3.171% (US0001M + 1.080%) due 06/25/2035 •	7,500	7,205
3.202% due 10/25/2036 ~	135	116
3.216% (US0001M + 1.125%) due 02/25/2035 •	2,494	2,507
3.441% (US0001M + 1.350%) due 01/25/2036 •	4,485	4,109
3.591% (US0001M + 1.500%) due 04/25/2036 •	8,942	7,853
3.841% (US0001M + 1.750%) due 09/25/2035 •	14,750	14,163
3.966% (US0001M + 1.875%) due 08/25/2034 •	933	932
5.500% due 08/25/2036	1,873	1,875
6.000% due 08/25/2036	6,841	5,960
6.500% due 08/25/2036 ^	3,635	2,495
Benefit Street Partners CLO Ltd.
3.135% due 07/18/2027 •	21,000	20,954
BFNS LLC
3.994% due 01/25/2029 •	10,000	10,018
BlueMountain CLO Ltd.
3.249% (US0003M + 0.890%) due 10/29/2025 •	21,160	21,172
3.619% (US0003M + 1.260%) due 04/30/2026 •	41,498	41,539
3.672% (US0003M + 1.330%) due 04/13/2027 •	43,200	43,246
BNC Mortgage Loan Trust
2.191% (US0001M + 0.100%) due 03/25/2037 •	241	241
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	1,218	1,266
6.530% due 10/15/2028 ~	1,641	1,706
6.805% due 12/15/2030 ~	368	372
6.975% due 12/15/2029 ~	8,930	3,361
7.180% due 12/15/2029 ~	22,659	8,770
7.575% due 06/15/2030 ~	16,139	6,267
7.935% due 12/15/2030 ~	10,000	10,423

Buckingham CDO Ltd.
2.255% (LIBOR01M + 0.250%) due 04/05/2041 •		682,920	102,438
2.255% (LIBOR01M + 0.250%) due 09/05/2051 •		1,003,036	92,033
Business Jet Securities LLC
4.447% due 06/15/2033 «		31,000	31,045
Camber PLC
2.569% (LIBOR03M + 0.200%) due 11/09/2053 •		183,696	11,058
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 •	EUR	2,700	3,156
0.751% (EUR003M + 1.080%) due 04/15/2027 •		70,939	82,953
Carrington Mortgage Loan Trust
2.241% (US0001M + 0.150%) due 07/25/2036 ^•		$83,605	81,105
2.311% (US0001M + 0.220%) due 01/25/2037 •		17,797	14,243
2.341% (US0001M + 0.250%) due 10/25/2036 •		8,600	6,672
2.351% (US0001M + 0.260%) due 02/25/2037 •		14,000	12,893
2.511% (US0001M + 0.420%) due 02/25/2037 •		8,317	6,314
CDC Mortgage Capital Trust
3.006% (US0001M + 0.915%) due 11/25/2034 •		117	116
Cent CLO Ltd.
3.689% (US0003M + 1.330%) due 10/29/2025 •		11,618	11,635
3.773% (US0003M + 1.410%) due 11/07/2026 •		75,800	75,888
Centex Home Equity Loan Trust
2.411% (US0001M + 0.320%) due 06/25/2036 •		31,200	29,516
2.711% (US0001M + 0.620%) due 09/25/2034 •		797	796
Chase Funding Trust
2.591% (US0001M + 0.500%) due 05/25/2032 •		116	111
2.691% (US0001M + 0.600%) due 07/25/2033 •		9	9
CHEC Loan Trust
2.731% (US0001M + 0.640%) due 06/25/2034 •		319	313
CIFC Funding Ltd.
3.733% (US0003M + 1.380%) due 10/17/2026 •		94,000	94,083
CIT Group Home Equity Loan Trust
3.066% (LIBOR01M + 0.975%) due 12/25/2031 •		177	171
CIT Mortgage Loan Trust
3.441% (LIBOR01M + 1.350%) due 10/25/2037 •		74,366	75,178
3.541% (LIBOR01M + 1.450%) due 10/25/2037 ^•		611	617
Citigroup Mortgage Loan Trust
2.151% (US0001M + 0.060%) due 07/25/2045 •		2,173	1,710
2.171% (US0001M + 0.080%) due 01/25/2037 •		18,550	13,238
2.191% (US0001M + 0.100%) due 12/25/2036 •		4,984	3,560
2.231% (US0001M + 0.140%) due 12/25/2036 •		2,987	2,972
2.251% (US0001M + 0.160%) due 09/25/2036 •		7,673	6,368
2.251% (US0001M + 0.160%) due 12/25/2036 •		10,111	7,305
2.261% (US0001M + 0.170%) due 05/25/2037 •		18,007	16,490
2.271% (US0001M + 0.180%) due 01/25/2037 •		110,819	80,021
2.281% (US0001M + 0.190%) due 05/25/2037 •		49,330	37,838
2.301% (US0001M + 0.210%) due 12/25/2036 •		8,241	7,850
2.341% (US0001M + 0.250%) due 12/25/2036 •		14,644	11,968
2.341% (US0001M + 0.250%) due 01/25/2037 •		36,077	26,262
2.351% (US0001M + 0.260%) due 03/25/2036 •		6,567	5,677
2.361% (US0001M + 0.270%) due 05/25/2037 •		25,635	21,495
2.541% (US0001M + 0.450%) due 03/25/2037 •		21,391	20,566
2.691% (US0001M + 0.600%) due 12/25/2035 •		29,842	25,723
2.796% (US0001M + 0.705%) due 01/25/2036 •		7,204	6,997
4.556% due 10/25/2037		33,987	35,370
Citigroup Mortgage Loan Trust, Inc.
2.331% (US0001M + 0.240%) due 10/25/2036 •		520	521
2.351% (US0001M + 0.260%) due 03/25/2037 •		38,282	34,421
2.371% (US0001M + 0.280%) due 11/25/2036 •		20,842	20,657
2.381% (US0001M + 0.290%) due 10/25/2036 •		3,000	2,997
2.391% (US0001M + 0.300%) due 10/25/2036 •		15,436	15,020
2.501% (US0001M + 0.410%) due 10/25/2035 •		14,908	14,938
2.811% (US0001M + 0.720%) due 09/25/2035 ^•		6,883	6,924
3.141% (US0001M + 1.050%) due 02/25/2035 •		1,004	960
5.249% due 08/25/2035		56	56
Colony American Finance Ltd.
2.554% due 11/15/2048		20,253	19,799
Conseco Finance Corp.
6.280% due 09/01/2030		20,589	22,133
6.320% due 07/01/2030		9,814	10,282
6.440% due 12/01/2030		12,622	13,737
6.540% due 04/01/2029		6,190	6,503
6.660% due 06/01/2030 ~		2,419	2,551
6.760% due 03/01/2030 ~		1,609	1,706
6.810% due 12/01/2028 ~		425	438
7.220% due 03/15/2028 ~		5,775	5,913
7.240% due 11/15/2028 ~		6,972	7,353
7.860% due 03/01/2030 ~		15,706	11,791
Conseco Finance Securitizations Corp.
4.032% (US0001M + 2.050%) due 12/01/2033 •		12,714	13,065
6.910% due 05/01/2033		39,216	43,378
7.360% due 06/01/2030 ~		69,611	47,126
7.360% due 08/01/2032 ~		2,221	2,291
7.424% due 03/01/2033 ~		14,189	15,539
7.490% due 07/01/2031		36,018	39,301
7.770% due 09/01/2031		15,043	16,478

7.954% due 12/01/2033 ~	5,668	6,296
7.960% due 05/01/2031	23,681	15,095
7.970% due 05/01/2032	7,205	3,540
8.060% due 09/01/2029 ~	7,389	3,848
8.200% due 05/01/2031	32,969	21,572
8.260% due 12/01/2030 ~	81,434	51,474
8.310% due 05/01/2032 ~	40,988	20,972
8.850% due 12/01/2030 ~	1,854	948
Coronado CDO Ltd.
2.841% (US0003M + 0.520%) due 09/04/2038 •	4,449	4,438
Countrywide Asset-Backed Certificates
2.231% (US0001M + 0.140%) due 05/25/2035 •	52,342	49,797
2.231% (US0001M + 0.140%) due 03/25/2037 •	32,820	31,957
2.231% (US0001M + 0.140%) due 05/25/2037 •	72,795	70,302
2.231% (US0001M + 0.140%) due 06/25/2037 •	31,185	29,643
2.231% (US0001M + 0.140%) due 07/25/2037 •	95,525	88,609
2.231% (US0001M + 0.140%) due 07/25/2037 ^•	52,171	46,574
2.231% (US0001M + 0.140%) due 08/25/2037 •	115,051	109,005
2.231% (US0001M + 0.140%) due 04/25/2047 •	34,284	33,355
2.231% (US0001M + 0.140%) due 06/25/2047 •	30,974	29,151
2.241% (US0001M + 0.150%) due 01/25/2037 •	5,458	5,449
2.241% (US0001M + 0.150%) due 05/25/2037 •	12,074	11,952
2.241% (US0001M + 0.150%) due 12/25/2046 •	5,891	5,894
2.241% (US0001M + 0.150%) due 04/25/2047 •	10,186	9,833
2.241% (US0001M + 0.150%) due 06/25/2047 ^•	25,932	25,582
2.251% (US0001M + 0.160%) due 09/25/2036 •	10,749	10,755
2.251% (US0001M + 0.160%) due 03/25/2037 •	10,020	9,949
2.251% (US0001M + 0.160%) due 01/25/2046 •	55,693	55,368
2.251% (US0001M + 0.160%) due 09/25/2046 ^•	8,785	8,724
2.261% (US0001M + 0.170%) due 05/25/2037 •	1,849	1,842
2.261% (US0001M + 0.170%) due 06/25/2037 •	17,955	17,925
2.261% (US0001M + 0.170%) due 06/25/2047 •	2,129	2,113
2.271% (US0001M + 0.180%) due 06/25/2047 •	33,046	32,882
2.271% (US0001M + 0.180%) due 11/25/2047 ^•	46,872	38,053
2.281% (US0001M + 0.190%) due 06/25/2047 •	17,224	17,031
2.291% (US0001M + 0.200%) due 09/25/2037 •	58,494	52,496
2.291% (US0001M + 0.200%) due 06/25/2047 •	31,309	27,960
2.291% (US0001M + 0.200%) due 09/25/2047 •	55,773	42,290
2.311% (US0001M + 0.220%) due 06/25/2037 •	10,000	9,588
2.311% (US0001M + 0.220%) due 09/25/2037 ^•	19,737	16,617
2.311% (US0001M + 0.220%) due 06/25/2047 ^•	40,896	33,251
2.311% (US0001M + 0.220%) due 09/25/2047 •	21,694	19,358
2.321% (US0001M + 0.230%) due 05/25/2037 •	13,000	11,998
2.321% (US0001M + 0.230%) due 07/25/2037 ^•	46,686	35,077
2.321% (US0001M + 0.230%) due 10/25/2047 •	18,914	18,479
2.331% (US0001M + 0.240%) due 11/25/2036 •	11,924	11,462
2.331% (US0001M + 0.240%) due 03/25/2037 •	24,109	16,973
2.331% (US0001M + 0.240%) due 04/25/2037 •	5,803	4,103
2.331% (US0001M + 0.240%) due 06/25/2037 •	16,224	16,118
2.331% (US0001M + 0.240%) due 12/25/2046 •	32,297	30,946
2.341% (US0001M + 0.250%) due 02/25/2036 •	9,200	8,625
2.341% (US0001M + 0.250%) due 03/25/2036 ^•	12,476	11,609
2.341% (US0001M + 0.250%) due 01/25/2037 •	35,636	33,940
2.341% (US0001M + 0.250%) due 01/25/2046 •	35,429	33,436
2.341% (US0001M + 0.250%) due 06/25/2047 •	30,600	28,407
2.341% (US0001M + 0.250%) due 11/25/2047 •	19,935	12,075
2.351% (US0001M + 0.260%) due 11/25/2037 •	55,400	51,697
2.381% (US0001M + 0.290%) due 11/25/2036 •	15,200	12,936
2.381% (US0001M + 0.290%) due 06/25/2037 •	15,449	14,872
2.391% (US0001M + 0.300%) due 07/25/2036 •	879	878
2.391% (US0001M + 0.300%) due 02/25/2037 •	24,010	23,353
2.411% (US0001M + 0.320%) due 10/25/2036 •	3,031	2,893
2.411% (US0001M + 0.320%) due 02/25/2037 •	6,000	4,172
2.411% (US0001M + 0.320%) due 05/25/2047 •	9,817	4,019
2.421% (US0001M + 0.330%) due 07/25/2036 •	986	928
2.431% (US0001M + 0.340%) due 12/25/2036 ^•	15,732	8,773
2.441% (US0001M + 0.350%) due 03/25/2036 ^•	3,820	3,498
2.461% (US0001M + 0.370%) due 04/25/2036 •	12,000	11,513
2.541% (US0001M + 0.450%) due 03/25/2047 ^•	8,212	6,385
2.591% (US0001M + 0.500%) due 01/25/2036 •	8,000	8,027
2.601% (US0001M + 0.510%) due 02/25/2036 •	18,000	17,795
2.611% (US0001M + 0.520%) due 01/25/2036 •	17,294	17,305
2.751% (US0001M + 0.660%) due 12/25/2035 •	13,300	13,445
2.791% (US0001M + 0.700%) due 12/25/2033 •	1,578	1,556
2.841% (US0001M + 0.750%) due 05/25/2034 •	1,251	1,253
2.851% (US0001M + 0.760%) due 01/25/2036 •	2,675	2,325
2.861% (US0001M + 0.770%) due 11/25/2035 •	66	66
2.891% (US0001M + 0.800%) due 10/25/2035 •	17,369	17,482
2.931% (US0001M + 0.840%) due 10/25/2047 •	33,038	32,747
2.951% (US0001M + 0.860%) due 05/25/2033 •	182	181
2.991% (US0001M + 0.900%) due 05/25/2036 •	1,075	1,044
3.066% (US0001M + 0.975%) due 11/25/2034 •	5,838	5,856
3.141% (US0001M + 1.050%) due 07/25/2033 •	1,369	1,367
3.141% (US0001M + 1.050%) due 11/25/2034 •	9,346	9,378
3.156% (US0001M + 1.065%) due 08/25/2035 •	16,901	17,158
3.341% (US0001M + 1.250%) due 12/25/2034 •	2,725	2,738

3.666% (US0001M + 1.575%) due 08/25/2034 •		9,984	8,048
3.921% (US0001M + 1.830%) due 12/25/2035 •		6,500	2,861
3.941% due 04/25/2036 ~		11	11
4.450% due 02/25/2036 ~		410	414
4.746% due 10/25/2046 ^~		5,310	5,171
4.788% due 07/25/2036 ~		640	647
5.834% due 07/25/2034 ~		162	164
Countrywide Asset-Backed Certificates Trust
2.221% (US0001M + 0.130%) due 04/25/2046 •		33,879	31,616
2.231% (US0001M + 0.140%) due 02/25/2037 •		52,173	49,393
2.231% (US0001M + 0.140%) due 03/25/2037 •		58,627	56,460
2.241% (US0001M + 0.150%) due 02/25/2037 •		5,821	5,815
2.241% (US0001M + 0.150%) due 03/25/2047 •		8,023	7,870
2.251% (US0001M + 0.160%) due 03/25/2037 •		8,018	7,947
2.251% (US0001M + 0.160%) due 09/25/2046 •		8,373	8,260
2.331% (US0001M + 0.240%) due 02/25/2037 •		20,200	19,654
2.341% (US0001M + 0.250%) due 04/25/2046 ^•		4,894	4,775
2.551% (US0001M + 0.460%) due 05/25/2036 •		15,000	14,788
2.561% (US0001M + 0.470%) due 04/25/2036 •		31,420	31,383
2.581% (US0001M + 0.490%) due 04/25/2036 •		43,050	42,391
2.751% (US0001M + 0.660%) due 08/25/2035 •		17,997	17,857
2.811% (US0001M + 0.720%) due 05/25/2036 •		15,750	13,371
2.871% (US0001M + 0.780%) due 11/25/2034 •		596	597
2.891% (US0001M + 0.800%) due 08/25/2047 •		46,716	46,366
2.946% (US0001M + 0.855%) due 08/25/2034 •		9,419	9,227
2.991% (US0001M + 0.900%) due 11/25/2034 •		542	546
3.096% (US0001M + 1.005%) due 07/25/2034 •		3,088	3,099
3.366% (US0001M + 1.275%) due 04/25/2035 •		3,346	3,409
4.266% (US0001M + 2.175%) due 07/25/2034 •		343	333
4.472% due 03/25/2034 ~		5,503	5,555
4.472% due 02/25/2036 ~		702	709
4.606% due 10/25/2046 ^~		39	37
4.693% due 10/25/2035 ~		116	119
Credit Suisse First Boston Mortgage Securities Corp.
4.441% (US0001M + 2.350%) due 08/25/2032 •		174	159
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 «(a)(h)		528	528
0.000% due 02/25/2056 ~		1,784,661	1,528,156
Credit-Based Asset Servicing & Securitization LLC
2.151% (US0001M + 0.060%) due 11/25/2036 •		90	58
2.161% (US0001M + 0.070%) due 01/25/2037 ^•		625	277
2.211% (LIBOR01M + 0.120%) due 07/25/2037 •		8,179	5,472
2.231% (US0001M + 0.140%) due 10/25/2036 •		22,136	17,182
2.311% (LIBOR01M + 0.220%) due 07/25/2037 •		7,560	5,092
2.321% (US0001M + 0.230%) due 11/25/2036 •		7,965	5,313
2.341% (US0001M + 0.250%) due 07/25/2036 •		12,000	11,240
2.431% (LIBOR01M + 0.340%) due 07/25/2037 •		8,004	5,422
2.511% (US0001M + 0.420%) due 12/25/2035 •		19,631	18,105
2.811% (US0001M + 0.720%) due 01/25/2035 •		8,345	8,290
3.111% (US0001M + 1.020%) due 11/25/2033 •		846	829
3.674% due 01/25/2037 ^		264	128
3.741% due 12/25/2035		10,076	9,951
3.763% due 06/25/2035 ^		146	146
6.780% due 05/25/2035		3,830	3,837
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(c)		17,700	17,700
CSAB Mortgage-Backed Trust
6.089% due 12/25/2036		21,541	9,451
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 •	EUR	77,300	90,395
CWABS Asset Backed Notes Trust
3.091% (US0001M + 1.000%) due 08/25/2047 •		$1,086	1,070
CWHEQ Revolving Home Equity Loan Trust
2.303% (US0001M + 0.230%) due 02/15/2036 •		3,242	3,152
DFC HEL Trust
3.966% (US0001M + 1.875%) due 12/25/2031 •		2,993	2,960
Duchess CLO BV
0.229% (EUR003M + 0.550%) due 02/28/2023 •	EUR	5,000	5,830
Duke Funding High Grade Ltd.
2.232% (LIBOR01M + 0.140%) due 08/02/2049 •		$800,425	76,040
2.322% (LIBOR01M + 0.230%) due 08/02/2049 •		294,230	28,746
2.813% (LIBOR03M + 0.450%) due 08/02/2049 •		102,000	1,295
Educational Funding Co. LLC
2.610% (US0003M + 0.250%) due 10/25/2029 •		676	668
Ellington Loan Acquisition Trust
3.141% (US0001M + 1.050%) due 05/25/2037 •		79,483	78,506
EMC Mortgage Loan Trust
2.831% (US0001M + 0.740%) due 05/25/2040 •		72	71
3.031% (LIBOR01M + 0.940%) due 04/25/2042 •		765	756
3.191% (LIBOR01M + 1.100%) due 08/25/2040 •		433	422
3.191% (US0001M + 1.100%) due 11/25/2041 •		28	27
Emerson Park CLO Ltd.
3.328% (US0003M + 0.980%) due 07/15/2025 •		15,468	15,480
Encore Credit Receivables Trust
2.781% (US0001M + 0.690%) due 07/25/2035 •		7,998	7,762

Equifirst Loan Securitization Trust
2.261% (US0001M + 0.170%) due 04/25/2037 •		61,342	59,037
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		400	404
FAB UK Ltd.
1.250% (BP0006M + 0.500%) due 12/06/2045 •	GBP	7,923	9,769
FBR Securitization Trust
2.781% (US0001M + 0.690%) due 11/25/2035 •		$10,000	9,931
Fieldstone Mortgage Investment Trust
2.281% (US0001M + 0.190%) due 05/25/2036 •		41,682	32,332
Finance America Mortgage Loan Trust
3.141% (US0001M + 1.050%) due 09/25/2033 •		208	203
First Franklin Mortgage Loan Asset-Backed Certificates
2.916% (US0001M + 0.825%) due 05/25/2034 •		4,529	4,484
3.801% (US0001M + 1.710%) due 05/25/2034 •		288	276
First Franklin Mortgage Loan Trust
2.231% (US0001M + 0.140%) due 12/25/2036 •		4,427	2,757
2.241% (US0001M + 0.150%) due 05/25/2036 •		4,473	4,185
2.241% (US0001M + 0.150%) due 07/25/2036 •		4,061	4,049
2.241% (US0001M + 0.150%) due 12/25/2036 •		18,171	16,288
2.251% (US0001M + 0.160%) due 12/25/2037 •		32,270	23,924
2.281% (US0001M + 0.190%) due 02/25/2036 •		24,035	21,972
2.291% (US0001M + 0.200%) due 02/25/2036 •		561	561
2.311% (US0001M + 0.220%) due 01/25/2038 •		455	344
2.340% (US0001M + 0.190%) due 03/25/2036 •		579	579
2.381% (US0001M + 0.290%) due 02/25/2036 •		20,000	19,425
2.401% (US0001M + 0.310%) due 09/25/2036 •		20,034	18,013
2.451% (US0001M + 0.360%) due 11/25/2035 •		39,003	37,594
2.471% (US0001M + 0.380%) due 02/25/2036 •		22,712	16,921
2.500% (US0001M + 0.360%) due 03/25/2036 •		17,894	12,535
2.541% (US0001M + 0.450%) due 11/25/2036 •		37,673	37,812
2.561% (US0001M + 0.470%) due 07/25/2035 •		5,525	5,552
2.611% (US0001M + 0.520%) due 06/25/2036 •		16,775	14,555
2.751% (US0001M + 0.660%) due 05/25/2036 •		1,383	1,384
2.826% (US0001M + 0.735%) due 12/25/2034 •		2,700	2,738
2.826% (US0001M + 0.735%) due 09/25/2035 •		12,254	12,333
2.871% (US0001M + 0.780%) due 09/25/2035 •		10,778	10,742
2.916% (US0001M + 0.825%) due 06/25/2034 •		10,889	10,730
2.961% (US0001M + 0.870%) due 09/25/2034 •		6,567	6,591
2.991% (US0001M + 0.900%) due 01/25/2035 •		2,960	2,990
3.041% (US0001M + 0.950%) due 07/25/2033 •		3,698	3,598
3.066% (US0001M + 0.975%) due 05/25/2035 •		34,529	31,925
3.096% (US0001M + 1.005%) due 09/25/2035 •		12,600	10,192
3.366% (US0001M + 1.275%) due 07/25/2034 •		22,527	22,907
First Investors Auto Owner Trust
1.530% due 11/16/2020		3,299	3,293
First NLC Trust
2.796% (US0001M + 0.705%) due 12/25/2035 •		6,172	6,209
Flagship CLO Ltd.
0.000% due 01/16/2026 •		12,785	12,781
Flagship Credit Auto Trust
1.930% due 12/15/2021		9,628	9,596
Flatiron CLO Ltd.
3.513% (US0003M + 1.160%) due 01/17/2026 •		28,838	28,834
Fremont Home Loan Trust
2.191% (US0001M + 0.100%) due 08/25/2036 •		6,055	2,867
2.221% (US0001M + 0.130%) due 11/25/2036 •		28,253	13,905
2.226% (US0001M + 0.135%) due 10/25/2036 •		14,960	14,176
2.251% (US0001M + 0.160%) due 08/25/2036 •		40,151	19,152
2.261% (US0001M + 0.170%) due 02/25/2036 •		20,325	19,103
2.261% (US0001M + 0.170%) due 02/25/2037 •		21,347	12,050
2.271% (US0001M + 0.180%) due 04/25/2036 •		1,772	1,477
2.311% (US0001M + 0.220%) due 01/25/2037 •		30,971	18,547
2.331% (US0001M + 0.240%) due 08/25/2036 •		7,364	3,540
2.341% (US0001M + 0.250%) due 05/25/2036 •		8,132	5,500
2.361% (US0001M + 0.270%) due 04/25/2036 •		22,370	13,964
2.541% (US0001M + 0.450%) due 01/25/2036 •		43,992	36,232
3.141% (US0001M + 1.050%) due 11/25/2034 •		6,400	6,388
3.246% (US0001M + 1.155%) due 06/25/2035 •		10,069	8,079
GE-WMC Mortgage Securities Trust
2.131% (US0001M + 0.040%) due 08/25/2036 •		4	2
2.221% (US0001M + 0.130%) due 08/25/2036 •		6,341	6,184
Goal Structured Solutions Trust
2.741% (US0001M + 0.650%) due 09/25/2041 •		21,634	21,545
Greenpoint Manufactured Housing
5.557% (US0001M + 3.500%) due 10/14/2031 •		18,693	19,861
5.585% (US0001M + 3.500%) due 11/17/2031 •		14,150	13,960
5.642% due 06/08/2031 •		15,333	15,337
8.300% due 10/15/2026 ~		3,524	3,791
Greenpoint Manufactured Housing Contract Trust Pass-Through Certificates
4.084% (US0001M + 2.000%) due 11/22/2031 •		16,435	16,193
GSAA Home Equity Trust
2.151% (US0001M + 0.060%) due 05/25/2036 •		8,103	3,632
2.161% (US0001M + 0.070%) due 03/25/2036 •		31	18
2.211% (US0001M + 0.120%) due 06/25/2036 •		64,556	30,162
2.261% (US0001M + 0.170%) due 10/25/2036 •		53,835	28,005

2.261% (US0001M + 0.170%) due 02/25/2037 •		12,273	6,619
2.271% (US0001M + 0.180%) due 03/25/2036 •		31,466	17,889
2.271% (US0001M + 0.180%) due 05/25/2036 •		23,571	11,183
2.311% (US0001M + 0.220%) due 05/25/2047 •		3,080	2,485
2.331% (US0001M + 0.240%) due 06/25/2036 •		4,512	2,527
2.361% (US0001M + 0.270%) due 10/25/2035 •		1,259	1,255
2.361% (US0001M + 0.270%) due 03/25/2036 •		27,416	20,073
2.411% (US0001M + 0.320%) due 04/25/2047 •		20,849	15,015
2.441% (US0001M + 0.350%) due 08/25/2037 •		16,095	15,334
2.461% (US0001M + 0.370%) due 06/25/2035 •		204	206
2.461% (US0001M + 0.370%) due 10/25/2035 •		18,415	18,003
2.581% (US0001M + 0.490%) due 06/25/2035 •		3,000	2,746
2.621% (US0001M + 0.530%) due 08/25/2035 •		4,304	3,838
5.344% due 09/25/2035 ~		330	299
5.772% due 11/25/2036 ^~		10,439	5,820
6.000% due 11/25/2037 ^		642	554
6.448% due 06/25/2036		25,787	12,810
GSAMP Trust
2.161% (US0001M + 0.070%) due 12/25/2036 •		842	446
2.171% (US0001M + 0.080%) due 11/25/2036 •		1,389	856
2.181% (US0001M + 0.090%) due 01/25/2037 •		4,644	3,187
2.231% (US0001M + 0.140%) due 06/25/2036 •		21,050	20,625
2.231% (US0001M + 0.140%) due 08/25/2036 •		32,103	30,999
2.231% (US0001M + 0.140%) due 11/25/2036 •		33,816	21,133
2.241% (US0001M + 0.150%) due 05/25/2046 •		27,484	27,119
2.261% (US0001M + 0.170%) due 01/25/2037 •		6,073	5,782
2.271% (US0001M + 0.180%) due 11/25/2035 •		209	40
2.291% (US0001M + 0.200%) due 11/25/2036 •		18,977	11,998
2.331% (US0001M + 0.240%) due 12/25/2035 •		11,479	11,496
2.331% (US0001M + 0.240%) due 06/25/2036 •		5,583	3,926
2.361% (US0001M + 0.270%) due 03/25/2047 •		31,593	27,711
2.391% (US0001M + 0.300%) due 06/25/2036 •		6,748	4,687
2.391% (US0001M + 0.300%) due 10/25/2036 ^•		1,637	160
2.521% (US0001M + 0.430%) due 11/25/2035 •		13,508	13,563
2.541% (US0001M + 0.450%) due 12/25/2035 •		7,696	5,093
2.736% (US0001M + 0.645%) due 11/25/2035 ^•		13,351	9,909
2.766% (US0001M + 0.675%) due 02/25/2035 •		1,952	1,965
2.826% (US0001M + 0.735%) due 07/25/2045 •		3,360	3,364
2.871% (US0001M + 0.780%) due 07/25/2045 •		19,366	19,319
3.241% (US0001M + 1.150%) due 12/25/2034 •		21,258	20,840
3.291% (US0001M + 1.200%) due 10/25/2034 •		1,425	1,421
GSRPM Mortgage Loan Trust
2.391% (US0001M + 0.300%) due 03/25/2035 •		627	624
2.391% (US0001M + 0.300%) due 09/25/2036 •		809	810
Harley Marine Financing LLC
5.682% due 05/15/2043		54,613	55,453
Home Equity Asset Trust
2.276% (US0001M + 0.185%) due 07/25/2037 •		4,234	4,235
2.561% (US0001M + 0.470%) due 01/25/2036 •		5,000	4,569
2.561% (US0001M + 0.470%) due 04/25/2036 •		18,000	17,327
2.791% (US0001M + 0.700%) due 12/25/2033 •		97	96
2.851% (US0001M + 0.760%) due 11/25/2032 •		128	126
2.991% (US0001M + 0.900%) due 11/25/2034 •		880	890
3.291% (US0001M + 1.200%) due 06/25/2032 ^•		2,255	2,242
Home Equity Mortgage Loan Asset-Backed Trust
2.251% (US0001M + 0.160%) due 11/25/2036 •		11,941	9,798
2.291% (US0001M + 0.200%) due 07/25/2037 •		20,239	13,458
2.311% (US0001M + 0.220%) due 04/25/2037 •		68,684	56,410
2.331% (US0001M + 0.240%) due 08/25/2036 •		3,115	2,762
2.371% (US0001M + 0.280%) due 06/25/2036 •		8,000	7,346
2.391% (US0001M + 0.300%) due 03/25/2036 •		25,000	22,565
2.411% (US0001M + 0.320%) due 04/25/2037 •		16,514	14,872
2.531% (US0001M + 0.440%) due 03/25/2036 •		4,200	3,946
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	9,708	11,269
Hout Bay Corp.
2.255% (LIBOR01M + 0.250%) due 07/05/2041 •		$501,811	163,089
2.455% (LIBOR01M + 0.450%) due 07/05/2041 •		34,165	2,169
2.585% (LIBOR01M + 0.580%) due 07/05/2041 •		4,046	293
HSI Asset Loan Obligation Trust
4.877% due 12/25/2036		11,171	6,165
HSI Asset Securitization Corp. Trust
2.141% (US0001M + 0.050%) due 10/25/2036 •		2,917	1,508
2.201% (US0001M + 0.110%) due 10/25/2036 •		23,258	12,143
2.231% (US0001M + 0.140%) due 01/25/2037 •		75,731	62,061
2.251% (US0001M + 0.160%) due 03/25/2036 •		6,187	6,156
2.251% (US0001M + 0.160%) due 10/25/2036 •		12,186	6,415
2.251% (US0001M + 0.160%) due 05/25/2037 •		17,495	17,253
2.261% (US0001M + 0.170%) due 12/25/2036 •		34,622	13,529
2.281% (US0001M + 0.190%) due 04/25/2037 •		20,194	12,123
2.331% (US0001M + 0.240%) due 10/25/2036 •		2,715	1,448
2.351% (US0001M + 0.260%) due 04/25/2037 •		8,135	4,929
2.421% (US0001M + 0.330%) due 02/25/2036 •		15,028	14,045
2.461% (US0001M + 0.370%) due 01/25/2036 •		6,772	6,762
IMC Home Equity Loan Trust
7.520% due 08/20/2028		45	48

IndyMac Mortgage Loan Trust
2.251% (US0001M + 0.160%) due 07/25/2036 •	35,466	16,749
IXIS Real Estate Capital Trust
2.241% (US0001M + 0.150%) due 01/25/2037 •	93,429	48,930
2.251% (US0001M + 0.160%) due 08/25/2036 •	73,992	30,932
2.251% (US0001M + 0.160%) due 05/25/2037 •	37,743	13,897
2.351% (US0001M + 0.260%) due 08/25/2036 •	37,567	15,920
2.491% (US0001M + 0.400%) due 03/25/2036 ^•	14,398	9,838
2.721% (US0001M + 0.630%) due 02/25/2036 •	4,954	4,979
3.036% (US0001M + 0.945%) due 02/25/2035 •	1,786	1,766
JPMorgan Mortgage Acquisition Corp.
2.271% (US0001M + 0.180%) due 02/25/2036 •	814	815
2.271% (US0001M + 0.180%) due 03/25/2036 •	22,252	21,900
2.361% (US0001M + 0.270%) due 03/25/2036 •	40,500	36,085
2.381% (US0001M + 0.290%) due 05/25/2035 •	12,172	12,183
2.751% (US0001M + 0.660%) due 09/25/2035 •	12,221	12,219
2.796% (US0001M + 0.705%) due 09/25/2035 •	10,682	10,399
3.021% (US0001M + 0.930%) due 06/25/2035 •	16,467	15,686
JPMorgan Mortgage Acquisition Trust
2.191% (US0001M + 0.100%) due 03/25/2047 •	164	117
2.201% (US0001M + 0.110%) due 08/25/2036 •	3,621	2,858
2.221% (US0001M + 0.130%) due 08/25/2036 •	34,822	33,668
2.226% (US0001M + 0.135%) due 07/25/2036 •	43,031	35,611
2.231% (US0001M + 0.140%) due 10/25/2036 •	1,525	1,526
2.231% (US0001M + 0.140%) due 11/25/2036 •	19,272	17,716
2.241% (US0001M + 0.150%) due 07/25/2036 •	5,455	5,456
2.251% (US0001M + 0.160%) due 05/25/2036 •	842	843
2.251% (US0001M + 0.160%) due 06/25/2036 •	6,783	6,785
2.251% (US0001M + 0.160%) due 01/25/2037 •	2,690	2,694
2.261% (US0001M + 0.170%) due 04/25/2036 •	3,917	3,914
2.301% (US0001M + 0.210%) due 03/25/2037 •	16,604	16,583
2.321% (US0001M + 0.230%) due 07/25/2036 •	3,039	3,041
2.331% (US0001M + 0.240%) due 05/25/2037 •	9,924	8,648
2.351% (US0001M + 0.260%) due 07/25/2036 •	17,765	17,437
2.361% (US0001M + 0.270%) due 07/25/2036 •	14,000	13,439
2.381% (US0001M + 0.290%) due 05/25/2036 •	19,000	15,141
2.411% (US0001M + 0.320%) due 04/25/2036 •	26,803	24,092
4.757% due 10/25/2030 ^	1,972	1,408
4.757% due 01/25/2037 ^	21	15
5.830% due 07/25/2036 ^	7,086	3,611
6.410% due 07/25/2036 ^	10,103	5,144
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	30,081	29,848
KGS-Alpha SBA COOF Trust
1.086% due 04/25/2038 «~(a)	37,976	1,056
Kodiak CDO Ltd.
2.703% (LIBOR03M + 0.340%) due 11/07/2042 •	7,750	7,673
KVK CLO Ltd.
3.498% (US0003M + 1.150%) due 01/15/2026 •	10,887	10,893
Legacy Mortgage Asset Trust
0.000% due 01/25/2058 ~	355,129	350,156
0.000% due 01/28/2070 ~	10,295	7,603
3.173% due 12/25/2056 ~	1,290,704	1,159,215
3.852% (US0001M + 1.750%) due 01/28/2070 •	1,140,603	1,166,975
4.129% due 02/25/2058 «~	1,329,957	1,325,484
9.914% due 01/28/2070 ~	382,154	366,260
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	174	176
Lehman XS Trust
2.231% (US0001M + 0.140%) due 02/25/2037 ^•	0	10
2.241% (US0001M + 0.150%) due 04/25/2037 ^•	750	709
2.251% (US0001M + 0.160%) due 05/25/2036 •	36,468	36,575
2.261% (US0001M + 0.170%) due 02/25/2037 ^•	37,566	30,425
2.271% (US0001M + 0.180%) due 02/25/2037 •	25,852	24,656
2.321% (US0001M + 0.230%) due 02/25/2037 •	6,849	4,782
2.371% (US0001M + 0.280%) due 05/25/2036 •	19,309	19,111
6.140% due 04/25/2036	30,152	29,472
Limerock CLO Ltd.
3.655% (US0003M + 1.300%) due 04/18/2026 •	25,659	25,688
Long Beach Mortgage Loan Trust
2.181% (US0001M + 0.090%) due 09/25/2036 •	13,022	5,518
2.191% (US0001M + 0.100%) due 12/25/2036 •	10,582	5,453
2.201% (US0001M + 0.110%) due 11/25/2036 •	7,874	3,609
2.236% (US0001M + 0.145%) due 07/25/2036 •	33,772	25,268
2.241% (US0001M + 0.150%) due 05/25/2036 •	67,255	45,607
2.241% (US0001M + 0.150%) due 06/25/2036 •	76,640	45,471
2.241% (US0001M + 0.150%) due 09/25/2036 •	63,871	50,345
2.246% (US0001M + 0.155%) due 10/25/2036 •	64,424	45,079
2.251% (US0001M + 0.160%) due 10/25/2036 •	3,286	1,464
2.251% (US0001M + 0.160%) due 12/25/2036 •	4,529	3,363
2.251% (US0001M + 0.160%) due 05/25/2046 •	14,539	13,126
2.261% (US0001M + 0.170%) due 12/25/2036 •	47,496	24,683
2.291% (US0001M + 0.200%) due 01/25/2036 •	38,304	36,204
2.311% (US0001M + 0.220%) due 02/25/2036 •	33,978	33,104
2.331% (US0001M + 0.240%) due 08/25/2036 •	8,295	4,718
2.351% (US0001M + 0.260%) due 05/25/2036 •	3,897	1,849

2.391% (US0001M + 0.300%) due 01/25/2036 •	48,078	41,509
2.721% (US0001M + 0.630%) due 01/25/2046 •	50,453	47,791
2.736% (US0001M + 0.645%) due 11/25/2035 •	38,784	38,496
2.741% (US0001M + 0.650%) due 09/25/2034 •	636	602
2.751% (US0001M + 0.660%) due 01/25/2046 •	40	40
2.851% (US0001M + 0.760%) due 08/25/2045 •	3,655	3,685
2.886% (US0001M + 0.795%) due 06/25/2034 •	3,938	3,908
2.946% (US0001M + 0.855%) due 07/25/2034 •	2,563	2,563
3.072% (LIBOR01M + 1.125%) due 05/25/2032 •	41	41
3.216% (US0001M + 1.125%) due 07/25/2033 •	4,500	4,510
5.091% (US0001M + 3.000%) due 11/25/2032 •	15	15
Madison Avenue Manufactured Housing Contract Trust
5.341% (LIBOR01M + 3.250%) due 03/25/2032 •	6,000	6,157
Madison Park Funding Ltd.
3.619% (US0003M + 1.260%) due 07/20/2026 •	65,200	65,224
3.689% (US0003M + 1.330%) due 04/20/2026 •	31,200	31,223
MASTR Asset-Backed Securities Trust
2.141% (US0001M + 0.050%) due 08/25/2036 •	6,362	3,353
2.141% (US0001M + 0.050%) due 10/25/2036 •	47,859	22,303
2.141% (US0001M + 0.050%) due 11/25/2036 •	8	4
2.141% (US0001M + 0.050%) due 01/25/2037 •	37,322	15,284
2.191% (US0001M + 0.100%) due 08/25/2036 •	12,642	5,986
2.191% (US0001M + 0.100%) due 10/25/2036 •	11,237	7,379
2.191% (US0001M + 0.100%) due 11/25/2036 •	21,009	14,948
2.191% (US0001M + 0.100%) due 01/25/2037 •	38,978	16,047
2.211% (US0001M + 0.120%) due 10/25/2036 •	39,464	18,577
2.221% (US0001M + 0.130%) due 10/25/2036 •	34,097	21,669
2.236% (US0001M + 0.145%) due 10/25/2036 •	70,279	36,976
2.241% (US0001M + 0.150%) due 04/25/2036 •	33,068	13,443
2.241% (US0001M + 0.150%) due 08/25/2036 •	24,030	12,548
2.251% (US0001M + 0.160%) due 10/25/2036 •	4,482	2,965
2.251% (US0001M + 0.160%) due 01/25/2037 •	43,041	17,810
2.291% (US0001M + 0.200%) due 04/25/2036 •	73,420	23,984
2.301% (US0001M + 0.210%) due 11/25/2036 •	4,520	2,255
2.301% (US0001M + 0.210%) due 05/25/2037 •	3,448	3,289
2.331% (US0001M + 0.240%) due 06/25/2036 •	5,910	3,501
2.331% (US0001M + 0.240%) due 08/25/2036 •	60,326	31,238
2.336% (US0001M + 0.245%) due 10/25/2036 •	7,809	4,165
2.381% (US0001M + 0.290%) due 01/25/2036 •	10,810	10,585
2.391% (US0001M + 0.300%) due 05/25/2037 •	12,170	11,488
2.591% (US0001M + 0.500%) due 10/25/2035 ^•	19,085	17,840
2.691% (US0001M + 0.600%) due 01/25/2036 •	2,362	2,373
3.036% (US0001M + 0.945%) due 05/25/2035 •	3,960	4,013
3.241% (US0001M + 1.150%) due 08/25/2037 •	32,091	27,951
6.741% (US0001M + 4.650%) due 05/25/2033 •	5,562	5,509
MASTR Specialized Loan Trust
2.351% (US0001M + 0.260%) due 02/25/2036 •	5,931	5,850
2.461% (LIBOR01M + 0.370%) due 01/25/2037 •	14,885	9,057
Mercury CDO Ltd.
2.661% (LIBOR03M + 0.340%) due 12/08/2040 •	24,911	24,661
3.171% (LIBOR03M + 0.850%) due 12/08/2040 •	6,000	1,095
Merrill Lynch First Franklin Mortgage Loan Trust
2.261% (US0001M + 0.170%) due 04/25/2037 •	4,110	2,486
2.261% (US0001M + 0.170%) due 05/25/2037 •	39,650	27,538
2.331% (US0001M + 0.240%) due 05/25/2037 •	70,022	49,123
2.341% (US0001M + 0.250%) due 04/25/2037 •	32,998	20,166
2.411% (US0001M + 0.320%) due 05/25/2037 •	43,753	31,044
Merrill Lynch Mortgage Investors Trust
2.151% (US0001M + 0.060%) due 11/25/2037 •	4,997	2,800
2.241% (US0001M + 0.150%) due 08/25/2037 •	9,244	8,784
2.241% (US0001M + 0.150%) due 11/25/2037 •	30,488	17,353
2.251% (US0001M + 0.160%) due 03/25/2037 •	7,009	3,857
2.251% (US0001M + 0.160%) due 04/25/2037 •	16,099	10,252
2.401% (US0001M + 0.310%) due 12/25/2036 •	1,447	1,452
2.491% (US0001M + 0.400%) due 12/25/2036 •	990	818
2.541% (US0001M + 0.450%) due 02/25/2047 •	37,641	28,234
2.551% (US0001M + 0.460%) due 08/25/2036 •	15,600	15,410
2.591% (US0001M + 0.500%) due 06/25/2036 •	6,402	6,402
2.811% (US0001M + 0.720%) due 05/25/2036 •	914	899
3.021% (US0001M + 0.930%) due 07/25/2035 •	15,699	15,871
MESA Trust
5.185% (LIBOR01M + 2.150%) due 11/25/2031 ^•	1,034	827
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	6,809	6,949
6.005% due 08/15/2037	2,393	2,597
Mid-State Trust
4.864% due 07/15/2038	905	942
MMcapS Funding Ltd.
2.750% (US0003M + 0.450%) due 12/01/2035 •	9,100	7,917
Monroe Capital BSL CLO Ltd.
3.449% due 05/22/2027 •	146,630	146,506
Morgan Stanley ABS Capital, Inc.
3.171% (US0001M + 1.080%) due 03/25/2033 •	43	42
Morgan Stanley ABS Capital, Inc. Trust
2.171% (US0001M + 0.080%) due 09/25/2036 •	312	189
2.191% (US0001M + 0.100%) due 10/25/2036 •	5,769	3,564

2.191% (US0001M + 0.100%) due 11/25/2036 •	2,392	1,647
2.201% (US0001M + 0.110%) due 03/25/2037 •	3,841	2,115
2.221% (US0001M + 0.130%) due 09/25/2036 •	59,681	36,283
2.221% (US0001M + 0.130%) due 10/25/2036 •	25,918	24,582
2.221% (US0001M + 0.130%) due 12/25/2036 •	65,557	45,415
2.221% (US0001M + 0.130%) due 01/25/2037 •	30,176	18,081
2.231% (US0001M + 0.140%) due 08/25/2036 •	39,976	25,328
2.231% (US0001M + 0.140%) due 10/25/2036 •	48,851	30,330
2.231% (US0001M + 0.140%) due 11/25/2036 •	3,826	2,549
2.231% (US0001M + 0.140%) due 05/25/2037 •	400	366
2.241% (US0001M + 0.150%) due 09/25/2036 •	17,409	9,054
2.241% (US0001M + 0.150%) due 10/25/2036 •	21,063	13,833
2.241% (US0001M + 0.150%) due 12/25/2036 •	1,330	852
2.251% (US0001M + 0.160%) due 03/25/2036 •	34,027	33,749
2.251% (US0001M + 0.160%) due 09/25/2036 •	32,812	20,091
2.271% (US0001M + 0.180%) due 02/25/2037 •	30,525	15,252
2.271% (US0001M + 0.180%) due 03/25/2037 •	34,208	18,970
2.291% (US0001M + 0.200%) due 02/25/2037 •	11,839	7,726
2.311% (US0001M + 0.220%) due 10/25/2036 •	1,780	1,116
2.311% (US0001M + 0.220%) due 11/25/2036 •	15,506	10,422
2.321% (US0001M + 0.230%) due 09/25/2036 •	4,990	3,088
2.321% (US0001M + 0.230%) due 10/25/2036 •	12,031	7,976
2.321% (US0001M + 0.230%) due 02/25/2037 •	37,085	18,641
2.341% (US0001M + 0.250%) due 04/25/2036 •	22,339	21,001
2.341% (US0001M + 0.250%) due 08/25/2036 •	16,066	10,468
2.341% (US0001M + 0.250%) due 03/25/2037 •	55,437	30,965
2.341% (US0001M + 0.250%) due 05/25/2037 •	18,655	17,252
2.351% (US0001M + 0.260%) due 05/25/2037 •	12,877	10,211
2.401% (US0001M + 0.310%) due 12/25/2035 •	24,118	23,938
2.421% (US0001M + 0.330%) due 02/25/2037 •	10,318	6,827
2.491% (US0001M + 0.400%) due 12/25/2035 •	12,427	10,508
2.501% (US0001M + 0.410%) due 11/25/2035 •	22,000	21,977
2.831% (US0001M + 0.740%) due 01/25/2034 •	6,533	6,505
2.901% (US0001M + 0.810%) due 04/25/2034 •	2,374	2,359
2.991% (US0001M + 0.900%) due 05/25/2034 •	6,395	6,400
3.021% (US0001M + 0.930%) due 07/25/2035 •	7,500	7,551
3.081% (US0001M + 0.990%) due 06/25/2035 •	18,300	18,278
3.111% (US0001M + 1.020%) due 10/25/2033 •	1,748	1,752
3.111% (US0001M + 1.020%) due 11/25/2034 •	127	126
3.151% (US0001M + 1.060%) due 09/25/2034 •	323	321
3.341% (US0001M + 1.250%) due 07/25/2037 •	14,010	13,098
3.991% (US0001M + 1.900%) due 02/25/2047 •	57,903	51,820
Morgan Stanley Capital, Inc. Trust
2.361% (US0001M + 0.270%) due 03/25/2036 •	128,174	103,947
2.381% (US0001M + 0.290%) due 01/25/2036 •	25,833	25,623
2.381% (US0001M + 0.290%) due 02/25/2036 •	18,398	18,234
Morgan Stanley Dean Witter Capital, Inc. Trust
3.441% (US0001M + 1.350%) due 02/25/2033 •	913	910
3.666% (US0001M + 1.575%) due 11/25/2032 •	1,856	1,858
Morgan Stanley Home Equity Loan Trust
2.191% (US0001M + 0.100%) due 12/25/2036 •	4,794	2,946
2.191% (US0001M + 0.100%) due 04/25/2037 •	7,704	5,222
2.231% (US0001M + 0.140%) due 12/25/2036 •	56,126	34,663
2.251% (US0001M + 0.160%) due 04/25/2036 •	12,010	9,534
2.261% (US0001M + 0.170%) due 04/25/2037 •	9,381	6,406
2.351% (US0001M + 0.260%) due 04/25/2036 •	18,412	14,924
2.441% (US0001M + 0.350%) due 04/25/2037 •	27,494	19,135
3.081% (US0001M + 0.990%) due 05/25/2035 •	11,698	11,505
Morgan Stanley IXIS Real Estate Capital Trust
2.161% (US0001M + 0.070%) due 11/25/2036 •	10,416	5,244
2.201% (US0001M + 0.110%) due 11/25/2036 •	31,609	15,978
2.241% (US0001M + 0.150%) due 11/25/2036 •	3,766	1,911
2.311% (US0001M + 0.220%) due 11/25/2036 •	26,421	13,498
2.321% (US0001M + 0.230%) due 07/25/2036 •	34,391	19,730
Morgan Stanley Mortgage Loan Trust
2.321% (US0001M + 0.230%) due 02/25/2037 •	4,479	2,303
2.451% (US0001M + 0.360%) due 04/25/2037 •	10,976	5,568
5.622% due 01/25/2047	438	400
5.750% due 04/25/2037 ^~	483	338
5.754% due 01/25/2047	9,880	6,441
5.965% due 09/25/2046 ^	4,962	2,747
6.000% due 07/25/2047 ^~	462	429
Mountain Hawk CLO Ltd.
3.555% (US0003M + 1.200%) due 04/18/2025 •	87,350	87,444
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 •	61,425	33,175
Nationstar Home Equity Loan Trust
2.321% (US0001M + 0.230%) due 03/25/2037 •	632	628
2.341% (US0001M + 0.250%) due 06/25/2037 •	340	318
Navient Student Loan Trust
2.571% (US0001M + 0.480%) due 03/25/2066 •	7,643	7,656
3.241% (US0001M + 1.150%) due 03/25/2066 •	98,690	100,663
3.341% (US0001M + 1.250%) due 06/25/2065 •	70,754	72,713
New Century Home Equity Loan Trust
2.271% (US0001M + 0.180%) due 05/25/2036 •	705	663
2.831% (US0001M + 0.740%) due 08/25/2034 •	181	179

2.856% (US0001M + 0.765%) due 07/25/2035 •		836	839
Newcastle Investment Trust
0.000% due 05/01/2033 ~		110,867	104,646
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.301% (US0001M + 0.210%) due 11/25/2035 •		12,006	11,843
2.381% (US0001M + 0.290%) due 03/25/2036 •		400	391
2.411% (US0001M + 0.320%) due 03/25/2036 •		4,024	3,681
NovaStar Mortgage Funding Trust
2.221% (US0001M + 0.130%) due 03/25/2037 •		149,210	115,415
2.241% (US0001M + 0.150%) due 06/25/2036 •		2,274	1,750
2.271% (US0001M + 0.180%) due 09/25/2037 •		20,350	17,162
3.261% (LIBOR01M + 1.170%) due 06/25/2035 •		5,000	4,884
NYMT Residential
4.000% due 03/25/2021		1,680	1,689
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~		2,999	3,116
5.410% due 11/15/2032		3,691	3,825
6.340% due 04/15/2029		7	7
7.945% due 03/15/2022 ~		3,199	1,901
Ocean Trails CLO
3.255% due 08/13/2025 •		6,008	6,013
OCP CLO Ltd.
3.729% (US0003M + 1.400%) due 11/22/2025 •		21,000	21,039
OHA Loan Funding Ltd.
3.712% (US0003M + 1.350%) due 01/23/2027 •		98,100	98,457
OneMain Direct Auto Receivables Trust
2.040% due 01/15/2021		113	113
OneMain Financial Issuance Trust
2.370% due 09/14/2032		13,145	12,890
3.190% due 03/18/2026		2,748	2,757
4.100% due 03/20/2028		136	137
Option One Mortgage Loan Trust
2.231% (US0001M + 0.140%) due 01/25/2037 •		40,808	30,499
2.231% (US0001M + 0.140%) due 02/25/2037 •		8,907	5,729
2.231% (US0001M + 0.140%) due 03/25/2037 •		96,163	68,982
2.271% (US0001M + 0.180%) due 07/25/2037 •		7,094	4,911
2.311% (US0001M + 0.220%) due 04/25/2037 •		178,429	141,410
2.311% (US0001M + 0.220%) due 05/25/2037 •		155,982	112,523
2.391% (US0001M + 0.300%) due 01/25/2036 •		15,665	15,373
2.391% (US0001M + 0.300%) due 05/25/2037 •		5,248	3,425
2.991% (US0001M + 0.900%) due 01/25/2034 •		2,805	2,791
Option One Mortgage Loan Trust Asset-Backed Certificates
2.551% (US0001M + 0.460%) due 11/25/2035 •		15,400	14,413
2.946% (US0001M + 0.855%) due 10/25/2032 •		3,373	3,274
Origen Manufactured Housing Contract Trust
8.150% due 03/15/2032		2,693	2,778
Ownit Mortgage Loan Trust
2.691% (US0001M + 0.600%) due 10/25/2036 ^•		5,962	5,150
3.384% due 10/25/2035		9,344	5,912
Park Place Securities, Inc.
2.541% (US0001M + 0.450%) due 09/25/2035 •		27	27
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.561% (US0001M + 0.470%) due 09/25/2035 •		18,538	18,625
Park Place Securities, Inc. Asset-Backed Pass-through Certificates
2.811% (US0001M + 0.720%) due 05/25/2035 •		11,774	11,718
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% (US0001M + 0.750%) due 07/25/2035 •		2,300	2,312
3.171% (US0001M + 1.080%) due 03/25/2035 •		4,500	4,530
People’s Choice Home Loan Securities Trust
2.811% (US0001M + 0.720%) due 05/25/2035 ^•		6,248	6,164
People’s Financial Realty Mortgage Securities Trust
2.231% (US0001M + 0.140%) due 09/25/2036 •		30,729	12,981
Phoenix Park CLO Ltd.
0.772% (EUR003M + 1.100%) due 07/29/2027 •	EUR	2,450	2,863
Popular ABS Mortgage Pass-Through Trust
2.341% (US0001M + 0.250%) due 06/25/2047 ^•		$2,456	2,392
2.371% (US0001M + 0.280%) due 07/25/2035 •		524	525
2.451% (US0001M + 0.360%) due 05/25/2036 •		5,989	5,468
2.751% (US0001M + 0.660%) due 08/25/2035 •		1,594	1,603
3.901% due 01/25/2036 ^~		41	41
5.417% due 04/25/2035		129	129
Prestige Auto Receivables Trust
1.460% due 07/15/2020		3,925	3,919
Progress Residential Trust
3.585% (LIBOR01M + 1.500%) due 09/17/2033 •		40,998	41,094
RAAC Trust
2.381% (US0001M + 0.290%) due 05/25/2046 •		7,587	7,491
2.441% (US0001M + 0.350%) due 02/25/2046 •		3,346	3,247
2.441% (US0001M + 0.350%) due 11/25/2046 •		775	702
2.471% (US0001M + 0.380%) due 10/25/2046 •		12,603	12,432
2.491% (US0001M + 0.400%) due 09/25/2045 •		10,669	10,327
2.591% (US0001M + 0.500%) due 02/25/2037 •		5,000	4,670
2.741% (US0001M + 0.650%) due 02/25/2046 •		19,679	15,648
3.291% (US0001M + 1.200%) due 09/25/2047 •		1,997	1,989
3.591% (US0001M + 1.500%) due 09/25/2047 •		9,087	8,975
3.741% (US0001M + 1.650%) due 05/25/2039 •		4,000	3,955

Renaissance Home Equity Loan Trust
2.971% (US0001M + 0.880%) due 08/25/2033 •	1,118	1,095
5.512% due 04/25/2037	6,590	3,192
5.580% due 11/25/2036	10,718	6,234
5.744% due 06/25/2037 ^	89,647	42,046
5.906% due 06/25/2037	23,928	11,538
6.115% due 08/25/2036	13,745	9,191
6.203% due 06/25/2037	23,512	12,009
7.750% due 09/25/2037 ^	36,712	20,223
Residential Asset Mortgage Products Trust
2.271% (US0001M + 0.180%) due 11/25/2036 •	4,944	4,816
2.281% (US0001M + 0.190%) due 03/25/2036 •	1,308	1,310
2.311% (LIBOR01M + 0.220%) due 12/25/2035 •	39,001	34,597
2.321% (US0001M + 0.230%) due 12/25/2036 •	15,000	11,548
2.361% (US0001M + 0.270%) due 10/25/2036 •	16,554	16,383
2.441% (LIBOR01M + 0.350%) due 12/25/2035 •	52,972	45,678
2.491% (US0001M + 0.400%) due 02/25/2036 •	10,980	10,909
2.631% (US0001M + 0.540%) due 07/25/2035 •	6,500	6,183
2.641% (US0001M + 0.550%) due 02/25/2035 •	3,398	3,411
2.681% (US0001M + 0.590%) due 08/25/2035 •	13,673	13,761
2.721% (US0001M + 0.630%) due 09/25/2035 •	10,000	9,628
2.736% (US0001M + 0.645%) due 11/25/2035 •	12,628	12,688
2.841% (US0001M + 0.750%) due 04/25/2034 •	10,805	10,722
2.886% (US0001M + 0.795%) due 06/25/2035 •	5,000	5,013
2.961% (US0001M + 0.870%) due 02/25/2034 •	2,851	2,811
2.961% (US0001M + 0.870%) due 04/25/2034 •	7,597	7,523
2.961% (US0001M + 0.870%) due 10/25/2035 •	11,246	9,678
2.976% (US0001M + 0.885%) due 11/25/2035 •	1,000	921
3.081% (US0001M + 0.990%) due 10/25/2033 •	3,787	3,769
3.156% (US0001M + 1.065%) due 07/25/2035 •	10,889	10,492
3.291% (US0001M + 1.200%) due 01/25/2035 ^•	2,718	2,137
3.666% (US0001M + 1.575%) due 04/25/2034 ^•	2,033	1,602
4.071% (US0001M + 1.980%) due 04/25/2034 ^•	2,821	2,157
Residential Asset Securities Corp. Trust
2.241% (US0001M + 0.150%) due 08/25/2036 •	9,081	8,306
2.251% (US0001M + 0.160%) due 06/25/2036 •	5,905	5,898
2.251% (US0001M + 0.160%) due 07/25/2036 •	14,841	14,119
2.251% (US0001M + 0.160%) due 11/25/2036 ^•	6,384	6,103
2.261% (US0001M + 0.170%) due 11/25/2036 •	23,449	20,102
2.271% (US0001M + 0.180%) due 04/25/2036 •	1,017	1,018
2.301% (US0001M + 0.210%) due 04/25/2037 •	34,135	32,804
2.311% (US0001M + 0.220%) due 02/25/2037 •	5,000	4,633
2.331% (US0001M + 0.240%) due 10/25/2036 •	56,063	54,439
2.341% (US0001M + 0.250%) due 11/25/2036 •	86,728	74,915
2.351% (US0001M + 0.260%) due 07/25/2036 •	17,041	13,860
2.361% (US0001M + 0.270%) due 04/25/2036 •	5,709	5,723
2.371% (US0001M + 0.280%) due 04/25/2036 •	19,720	18,902
2.371% (US0001M + 0.280%) due 07/25/2036 •	16,300	14,016
2.431% (US0001M + 0.340%) due 04/25/2037 •	50,445	47,611
2.461% (US0001M + 0.370%) due 03/25/2036 •	16,311	16,298
2.471% (US0001M + 0.380%) due 02/25/2036 •	5,465	5,486
2.491% (US0001M + 0.400%) due 02/25/2036 •	10,985	10,257
2.501% (US0001M + 0.410%) due 11/25/2035 •	22,431	20,074
2.511% (US0001M + 0.420%) due 12/25/2035 •	721	720
2.531% (US0001M + 0.440%) due 11/25/2035 •	5,611	5,607
2.551% (US0001M + 0.460%) due 01/25/2036 •	10,500	10,431
2.681% (US0001M + 0.590%) due 08/25/2035 •	7,500	7,567
2.681% (US0001M + 0.590%) due 09/25/2035 •	5,250	5,219
2.741% (US0001M + 0.650%) due 06/25/2035 •	4,241	4,284
2.841% (US0001M + 0.750%) due 04/25/2034 •	2,580	2,545
2.886% (US0001M + 0.795%) due 01/25/2035 •	3,542	3,557
2.916% (US0001M + 0.825%) due 02/25/2034 •	4,394	4,392
2.931% (US0001M + 0.840%) due 12/25/2034 •	6,446	6,433
2.991% (US0001M + 0.900%) due 04/25/2035 •	4,116	4,155
3.141% (US0001M + 1.050%) due 07/25/2035 •	6,797	6,892
5.120% due 12/25/2033 ~	2,799	2,878
6.349% due 03/25/2032	47	47
Residential Funding Home Loan Trust
2.221% (US0001M + 0.130%) due 05/25/2036 •	831	791
Salomon Mortgage Loan Trust
2.991% (US0001M + 0.900%) due 11/25/2033 •	698	700
Santander Drive Auto Receivables Trust
1.600% due 03/16/2020	7,356	7,352
Saratoga Investment Corp. CLO Ltd.
3.909% (US0003M + 1.550%) due 10/20/2025 •	29,600	29,696
Saxon Asset Securities Trust
2.271% (US0001M + 0.180%) due 05/25/2037 •	39,343	32,433
2.591% (US0001M + 0.500%) due 03/25/2032 •	427	423
3.066% (US0001M + 0.975%) due 12/25/2033 •	3,922	3,805
3.066% (US0001M + 0.975%) due 11/25/2035 •	6,000	3,302
Securitized Asset-Backed Receivables LLC Trust
2.151% (US0001M + 0.060%) due 12/25/2036 ^•	548	201
2.171% (US0001M + 0.080%) due 11/25/2036 ^•	174	74
2.191% (US0001M + 0.100%) due 07/25/2036 •	28,150	15,999
2.231% (US0001M + 0.140%) due 07/25/2036 •	20,691	16,410
2.241% (US0001M + 0.150%) due 07/25/2036 •	28,081	16,066

2.251% (US0001M + 0.160%) due 07/25/2036 •		7,053	3,570
2.251% (US0001M + 0.160%) due 11/25/2036 •		9,100	3,894
2.261% (US0001M + 0.170%) due 08/25/2036 •		10,889	4,813
2.291% (US0001M + 0.200%) due 12/25/2036 •		88,457	46,527
2.331% (US0001M + 0.240%) due 07/25/2036 •		5,138	2,974
2.341% (US0001M + 0.250%) due 05/25/2036 •		3,069	2,025
2.341% (US0001M + 0.250%) due 06/25/2036 •		28,165	23,151
2.381% (US0001M + 0.290%) due 12/25/2035 •		6,951	6,861
2.491% (US0001M + 0.400%) due 12/25/2035 •		15,449	7,262
2.671% (US0001M + 0.580%) due 11/25/2035 •		5,819	5,790
2.691% (US0001M + 0.600%) due 11/25/2035 •		34,616	26,049
2.766% (US0001M + 0.675%) due 01/25/2035 •		3,845	3,776
3.051% (US0001M + 0.960%) due 01/25/2036 ^•		2,031	1,551
Securitized Term Auto Receivables Trust
1.524% due 03/25/2020		3,338	3,323
SG Mortgage Securities Trust
2.231% (US0001M + 0.140%) due 10/25/2036 •		30,682	26,935
SLM Private Credit Student Loan Trust
2.581% (US0003M + 0.240%) due 12/16/2041 •		4,000	3,902
SLM Private Education Loan Trust
3.123% (US0001M + 1.050%) due 05/17/2027 •		4,071	4,082
3.310% due 10/15/2046		1,746	1,748
4.370% due 04/17/2028		3,222	3,235
5.323% (US0001M + 3.250%) due 05/16/2044 •		9,652	9,860
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,023	2,363
0.072% (EUR003M + 0.400%) due 10/25/2039 •		9,994	11,427
2.450% (US0003M + 0.090%) due 01/26/2026 •		$45,439	45,329
2.811% (LIBOR03M + 0.470%) due 12/15/2027 •		53,201	53,437
3.860% (US0003M + 1.500%) due 04/25/2023 •		28,779	29,478
SMB Private Education Loan Trust
2.623% (US0001M + 0.550%) due 11/15/2023 •		6,005	6,008
2.750% due 07/15/2027		7,071	7,019
2.980% due 07/15/2027		13,190	13,113
3.050% due 05/15/2026		146	146
SoFi Alternative Trust
2.734% due 06/15/2050 «		842,346	856,537
SoFi Professional Loan Program LLC
1.530% due 04/25/2033		1,898	1,891
1.630% due 01/25/2036		20,465	20,379
2.340% due 04/25/2033		7,800	7,620
2.510% due 08/25/2033		8,695	8,545
2.720% due 10/27/2036		37,704	37,220
3.020% due 10/25/2027		826	826
3.020% due 02/25/2040		18,718	18,310
3.041% (US0001M + 0.950%) due 01/25/2039 •		3,542	3,572
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		61,450	61,453
Soundview Home Loan Trust
2.201% (US0001M + 0.110%) due 01/25/2037 •		303	240
2.201% (US0001M + 0.110%) due 02/25/2037 •		227	96
2.241% (US0001M + 0.150%) due 07/25/2036 •		61,652	60,588
2.241% (US0001M + 0.150%) due 03/25/2037 •		25,834	25,113
2.251% (US0001M + 0.160%) due 10/25/2036 •		11,314	11,259
2.251% (US0001M + 0.160%) due 01/25/2037 •		55,339	44,057
2.261% (US0001M + 0.170%) due 06/25/2036 •		14,463	14,429
2.261% (US0001M + 0.170%) due 11/25/2036 •		77,317	35,902
2.301% (US0001M + 0.210%) due 06/25/2037 •		10,432	7,625
2.321% (US0001M + 0.230%) due 06/25/2036 •		10,000	9,539
2.331% (US0001M + 0.240%) due 07/25/2036 •		9,800	8,971
2.331% (US0001M + 0.240%) due 01/25/2037 •		24,084	19,311
2.341% (US0001M + 0.250%) due 10/25/2036 •		32,578	31,030
2.341% (US0001M + 0.250%) due 11/25/2036 •		335	305
2.351% (US0001M + 0.260%) due 12/25/2035 •		42	42
2.361% (US0001M + 0.270%) due 12/25/2036 •		5,000	4,597
2.441% (US0001M + 0.350%) due 12/25/2035 •		20,000	19,768
2.461% (US0001M + 0.370%) due 03/25/2036 •		14,893	10,652
2.461% (US0001M + 0.370%) due 02/25/2037 •		24,193	10,683
2.841% (US0001M + 0.750%) due 06/25/2035 •		17,750	16,191
2.856% (US0001M + 0.765%) due 08/25/2035 •		18,679	18,777
2.916% (US0001M + 0.825%) due 06/25/2035 •		1,658	1,644
3.391% (US0001M + 1.300%) due 11/25/2033 •		480	496
Specialty Underwriting & Residential Finance Trust
2.331% (US0001M + 0.240%) due 09/25/2037 •		21,489	11,366
2.341% (US0001M + 0.250%) due 06/25/2037 •		6,699	5,008
2.361% (US0001M + 0.270%) due 04/25/2037 •		4,952	3,156
2.391% (US0001M + 0.300%) due 12/25/2036 •		49	49
3.261% (US0001M + 1.170%) due 12/25/2035 •		2,000	1,838
SpringCastle America Funding LLC
3.050% due 04/25/2029		66,789	66,628
Sprite Ltd.
4.250% due 12/15/2037		53,601	54,113
Streeterville ABS CDO Ltd.
2.704% (US0003M + 0.350%) due 11/03/2040 •		89,845	69,217
Structured Asset Investment Loan Trust
2.221% (US0001M + 0.130%) due 07/25/2036 •		51,405	41,774

2.231% (US0001M + 0.140%) due 06/25/2036 •	33,913	31,687
2.241% (US0001M + 0.150%) due 07/25/2036 •	8,467	8,223
2.264% (US0001M + 0.173%) due 07/25/2036 •	56,304	39,644
2.401% (US0001M + 0.310%) due 01/25/2036 •	66,279	61,726
2.421% (US0001M + 0.330%) due 12/25/2035 •	4,272	4,280
2.791% (US0001M + 0.700%) due 04/25/2033 •	450	441
2.811% (US0001M + 0.720%) due 10/25/2035 •	63,800	62,529
2.826% (US0001M + 0.735%) due 03/25/2035 •	7,916	7,948
2.826% (US0001M + 0.735%) due 08/25/2035 •	3,293	3,304
2.856% (US0001M + 0.765%) due 08/25/2035 •	32,258	30,997
2.871% (US0001M + 0.780%) due 07/25/2035 •	12,742	12,819
2.991% (US0001M + 0.900%) due 04/25/2035 •	12,640	12,327
3.066% (US0001M + 0.975%) due 09/25/2034 •	128	125
Structured Asset Securities Corp.
2.841% (US0001M + 0.750%) due 02/25/2035 •	9,991	9,622
Structured Asset Securities Corp. Mortgage Loan Trust
2.221% (US0001M + 0.130%) due 05/25/2036 •	31,346	29,926
2.226% (US0001M + 0.135%) due 07/25/2036 •	44,982	43,935
2.231% (US0001M + 0.140%) due 09/25/2036 •	2,611	2,608
2.231% (US0001M + 0.140%) due 08/25/2046 •	44,124	41,712
2.241% (US0001M + 0.150%) due 09/25/2036 •	9,117	8,925
2.251% (US0001M + 0.160%) due 03/25/2036 •	26,138	24,698
2.251% (US0001M + 0.160%) due 04/25/2036 •	32,851	32,324
2.261% (US0001M + 0.170%) due 06/25/2037 •	10,520	10,260
2.271% (US0001M + 0.180%) due 03/25/2037 •	6,488	4,162
2.291% (US0001M + 0.200%) due 02/25/2037 •	16,640	16,524
2.311% (US0001M + 0.220%) due 10/25/2037 •	50,764	37,528
2.321% (US0001M + 0.230%) due 05/25/2047 •	6,000	5,729
2.341% (US0001M + 0.250%) due 09/25/2036 •	27,300	26,853
2.341% (US0001M + 0.250%) due 03/25/2037 •	28,208	18,268
2.361% (US0001M + 0.270%) due 04/25/2036 •	12,000	11,350
2.381% (US0001M + 0.290%) due 07/25/2036 •	41,163	29,898
2.381% (US0001M + 0.290%) due 09/25/2036 •	62,675	47,234
2.391% (US0001M + 0.300%) due 04/25/2031 •	9,405	9,385
2.391% (US0001M + 0.300%) due 01/25/2037 •	13,630	8,844
2.391% (US0001M + 0.300%) due 03/25/2037 •	9,713	6,337
2.401% (US0001M + 0.310%) due 05/25/2036 •	34,000	29,573
2.401% (US0001M + 0.310%) due 12/25/2036 •	35,465	16,217
2.411% (US0001M + 0.320%) due 05/25/2037 •	3,246	3,231
2.461% (US0001M + 0.370%) due 04/25/2036 •	8,525	8,028
2.561% (US0001M + 0.470%) due 02/25/2036 •	12,034	10,372
2.591% (US0001M + 0.500%) due 11/25/2037 •	5,100	4,513
2.691% (US0001M + 0.600%) due 12/25/2035 •	25,353	18,731
3.091% (US0001M + 1.000%) due 08/25/2037 •	14,280	14,389
3.096% (US0001M + 1.005%) due 11/25/2035 •	1,457	1,444
3.141% (US0001M + 1.050%) due 08/25/2037 •	7,000	6,816
3.191% (US0001M + 1.100%) due 10/25/2037 •	69,438	36,512
4.191% (US0001M + 2.100%) due 11/25/2035 •	3,000	3,016
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.441% (US0001M + 1.350%) due 04/25/2033 •	168	168
3.450% due 02/25/2032	304	299
4.895% due 06/25/2033	102	103
Structured Asset Securities Corp. Trust
7.129% due 05/25/2031 ~	3,469	3,331
Sudbury Mill CLO Ltd.
3.503% (US0003M + 1.150%) due 01/17/2026 •	30,233	30,265
3.523% (US0003M + 1.170%) due 01/17/2026 •	23,473	23,492
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~	496	497
Symphony CLO Ltd.
3.098% (US0003M + 0.750%) due 01/15/2024 •	25,126	25,141
3.378% (US0003M + 1.030%) due 10/15/2025 •	98,288	98,343
Taberna Preferred Funding Ltd.
2.166% (LIBOR03M + 0.470%) due 07/05/2035 •	595	559
2.763% (LIBOR03M + 0.400%) due 02/05/2036 •	119,950	111,554
2.791% (LIBOR03M + 0.470%) due 07/05/2035 •	39,408	37,044
Terwin Mortgage Trust
2.401% (US0001M + 0.310%) due 04/25/2037 •	15,805	15,101
2.491% (US0001M + 0.400%) due 09/25/2036 •	12,700	5,793
THL Credit Wind River CLO Ltd.
3.798% (US0003M + 1.450%) due 01/15/2026 •	14,800	14,849
Trapeza CDO LLC
2.776% (US0006M + 0.850%) due 01/20/2034 •	591	588
Trapeza CDO Ltd.
2.615% (US0003M + 0.290%) due 04/06/2042 •	30,928	28,763
2.649% (US0003M + 0.280%) due 11/09/2042 •	35,694	33,017
2.675% (US0003M + 0.350%) due 04/06/2042 •	8,300	7,055
2.696% (US0003M + 0.330%) due 01/27/2040 •	39,408	37,438
2.699% (US0003M + 0.330%) due 11/09/2042 •	14,000	12,320
2.770% (US0003M + 0.410%) due 01/25/2035 •	12,279	11,665
Triaxx Prime CDO Ltd.
2.261% (US0001M + 0.260%) due 10/02/2039 •	11,576	7,211
2.862% (LIBOR03M + 0.525%) due 10/02/2039 •	177,857	174,656
Tropic CDO Ltd.
2.638% (US0003M + 0.290%) due 07/15/2036 •	37,656	34,643
2.668% (US0003M + 0.320%) due 07/15/2036 •	41,364	38,055

Truman Capital Mortgage Loan Trust
2.351% (US0001M + 0.260%) due 03/25/2036 •		129	127
TruPS Financials Note Securitization Ltd.
3.622% due 03/30/2039 •		236,690	231,956
4.189% (US0003M + 1.830%) due 04/20/2038 •		40,481	40,481
4.260% due 04/20/2038		18,983	19,173
4.609% (US0003M + 2.250%) due 01/20/2038 •		109,360	109,907
U.S. Capital Funding Ltd.
2.617% (US0003M + 0.280%) due 10/10/2040 •		53,723	47,813
Utah State Board of Regents
2.710% (US0001M + 0.750%) due 09/25/2056 •		36,192	36,287
VB-S1 Issuer LLC
3.065% due 06/15/2046		6,000	5,930
Venture CDO Ltd.
2.589% (US0003M + 0.230%) due 01/20/2022 •		3,907	3,909
Venture CLO Ltd.
3.718% (US0003M + 1.370%) due 01/15/2027 •		111,500	111,509
Vertical Bridge CC LLC
5.193% due 10/15/2046		10,902	11,027
WaMu Asset-Backed Certificates WaMu Trust
2.201% (US0001M + 0.110%) due 04/25/2037 •		58	32
2.241% (US0001M + 0.150%) due 01/25/2037 •		61,187	50,598
2.261% (US0001M + 0.170%) due 07/25/2047 •		18,537	13,495
2.316% (US0001M + 0.225%) due 05/25/2047 •		61,328	58,982
2.331% (US0001M + 0.240%) due 05/25/2047 •		32,295	27,343
2.341% (US0001M + 0.250%) due 05/25/2047 •		22,056	18,694
Washington Mutual Asset-Backed Certificates Trust
2.151% (US0001M + 0.060%) due 10/25/2036 •		167	96
2.241% (US0001M + 0.150%) due 05/25/2036 •		17,551	15,229
2.271% (US0001M + 0.180%) due 10/25/2036 •		16,850	9,853
2.331% (US0001M + 0.240%) due 08/25/2036 •		11,653	7,099
Wells Fargo Home Equity Asset-Backed Securities Trust
2.321% (US0001M + 0.230%) due 04/25/2037 •		27,773	26,951
3.036% (US0001M + 0.945%) due 11/25/2035 •		2,600	2,594
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.721% (US0001M + 0.630%) due 04/25/2034 •		121	116
Westlake Automobile Receivables Trust
1.420% due 10/15/2019		5,118	5,115
WhiteHorse Ltd.
3.563% (US0003M + 1.200%) due 02/03/2025 •		5,405	5,408

Total Asset-Backed Securities (Cost $22,775,275)			23,898,169

SOVEREIGN ISSUES 9.9%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	57,083	39,497
2.500% due 12/31/2038		$46,998	26,824
3.375% due 01/15/2023	EUR	35,800	38,097
3.875% due 01/15/2022		26,610	29,851
5.250% due 01/15/2028		14,700	14,799
5.625% due 01/26/2022		$4,400	4,123
6.250% due 04/22/2019		10,000	10,065
6.250% due 11/09/2047	EUR	10,700	9,779
7.820% due 12/31/2033		91,397	106,679
21.200% due 09/19/2018	ARS	133,050	4,450
22.844% (BADLARPP) due 10/04/2022 ~		67,048	3,535
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		10,202,532	321,860
34.194% (BADLARPP + 2.500%) due 03/11/2019 ~		75,010	2,557
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		121,800	4,120
40.000% due 06/21/2020 ~		10,033,917	361,443
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	39,100	49,633
4.950% due 02/11/2020		2,400	2,966
6.350% due 11/30/2041		5,500	8,377
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (h)	BRL	10,872,639	2,760,633
0.000% due 01/01/2019 (h)		17,436,801	4,354,803
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (j)		158,556	41,310
6.000% due 08/15/2050 (j)		533,039	139,385
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$136,000	130,475
3.125% due 10/11/2027		134,900	125,835
4.125% due 10/11/2047		85,700	78,649
Korea Housing Finance Corp.
1.625% due 09/15/2018		2,750	2,741
Kuwait International Government Bond
2.750% due 03/20/2022		108,310	105,657
3.500% due 03/20/2027		336,400	328,098
Peru Government International Bond
5.700% due 08/12/2024	PEN	55,900	17,683
6.150% due 08/12/2032		279,510	87,520
6.350% due 08/12/2028		8,410	2,681
6.900% due 08/12/2037		9,217	3,030
6.950% due 08/12/2031		16,600	5,546
8.200% due 08/12/2026		85,190	30,946

Qatar Government International Bond
3.875% due 04/23/2023		$90,000	90,102
4.500% due 04/23/2028		48,900	49,443
5.103% due 04/23/2048		50,100	50,061
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	5,465	6,462
3.000% due 02/24/2024		10,304	12,083
3.000% due 02/24/2025		5,465	6,329
3.000% due 02/24/2026		11,175	12,918
3.000% due 02/24/2027		14,875	16,982
3.000% due 02/24/2028		10,716	12,041
3.000% due 02/24/2029		7,466	8,299
3.000% due 02/24/2030		16,266	17,946
3.000% due 02/24/2031		7,266	7,872
3.000% due 02/24/2032		6,166	6,536
3.000% due 02/24/2033		5,866	6,230
3.000% due 02/24/2034		46,343	48,778
3.000% due 02/24/2035		9,906	10,278
3.000% due 02/24/2036		19,180	19,925
3.000% due 02/24/2037		6,366	6,620
3.000% due 02/24/2038 (o)		6,366	6,541
3.000% due 02/24/2039		8,600	8,829
3.000% due 02/24/2040		6,366	6,456
3.000% due 02/24/2041		7,066	7,238
3.000% due 02/24/2042		6,666	6,758
4.750% due 04/17/2019		132,100	158,961
Russia Government International Bond
3.500% due 01/16/2019		$1,200	1,202
Saudi Government International Bond
2.375% due 10/26/2021		400	385
2.875% due 03/04/2023		119,500	115,124
4.000% due 04/17/2025		553,960	552,038
4.500% due 04/17/2030		198,550	198,703
4.500% due 10/26/2046		126,200	116,807
4.625% due 10/04/2047		93,000	86,912
5.000% due 04/17/2049		182,600	178,046
Serbia Government International Bond
4.875% due 02/25/2020		6,200	6,306
Turkey Government International Bond
5.625% due 03/30/2021		46,500	46,326
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		63,591	17,011
7.000% due 03/31/2038 ^(e)		5,515	1,509
7.650% due 04/21/2025 ^(e)		25,244	6,909
7.750% due 10/13/2019 ^(e)		10,305	2,851
8.250% due 10/13/2024 ^(e)		51,977	14,382
9.000% due 05/07/2023 ^(e)		16,241	4,466
9.250% due 09/15/2027 ^(e)		58,848	16,872
9.250% due 05/07/2028 ^(e)		57,152	15,757
11.750% due 10/21/2026 ^(e)		6,260	1,799

Total Sovereign Issues (Cost $12,591,637)			11,220,740

	SHARES
MUTUAL FUNDS 0.0%
MLM LLC		110	1

Total Mutual Funds (Cost $1)			1

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (f)		11,846,058	126,753

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «		27,883	1,029

FINANCIALS 0.0%
TIG FinCo PLC «(m)		4,916,832	7,787

HEALTH CARE 0.0%
NVHL S.A. ‘A’ «(f)(m)		8,220	16
NVHL S.A. ‘B’ «(f)(m)		8,220	16
NVHL S.A. ‘C’ «(f)(m)		8,220	16
NVHL S.A. ‘D’ «(f)(m)		8,220	16
NVHL S.A. ‘E’ «(f)(m)		8,220	15
NVHL S.A. ‘F’ «(f)(m)		8,220	15
NVHL S.A. ‘G’ «(f)(m)		8,220	15
NVHL S.A. ‘H’ «(f)(m)		8,220	15
NVHL S.A. ‘I’ «(f)(m)		8,220	15

NVHL S.A. ‘J’ «(f)(m)		8,220	15

			154

UTILITIES 0.0%
Eneva S.A. (f)(m)		106,360	327

Total Common Stocks (Cost $143,544)			136,050

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		684,000	175
INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		116,700	52

Total Warrants (Cost $0)			227

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (k)		800	1,007

Total Convertible Preferred Securities (Cost $724)			1,007

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas
6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)		87,500	9,406
VEREIT, Inc.
6.700% due 01/03/2019 (k)		260,000	6,531

			15,937

INDUSTRIALS 0.0%
Sequa Corp.
9.000% «		12,675	11,408

Total Preferred Securities (Cost $27,256)			27,345

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc. (m)		11,483,010	237,009

Total Real Estate Investment Trusts (Cost $157,895)			237,009

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018		279,500	279,345

COMMERCIAL PAPER 2.1%
American Electric Power, Inc.
2.407% due 07/24/2018		19,250	19,219
2.419% due 07/18/2018		22,150	22,123
AT&T, Inc.
2.674% due 09/06/2018		97,300	96,821
Bank of Montreal
1.525% due 07/05/2018	CAD	21,560	16,396
Bank of Nova Scotia
1.543% due 07/03/2018		139,500	106,094
Berkshire Hathaway Energy
2.335% due 07/19/2018		$14,500	14,481
Boston Scientific Corp.
2.436% due 07/12/2018		7,500	7,494
2.467% due 07/11/2018		21,403	21,387
2.544% due 08/07/2018		18,600	18,552
2.545% due 08/13/2018		71,400	71,186
2.596% due 08/14/2018		39,880	39,758
2.597% due 08/15/2018		62,700	62,503

CBS Corp.
2.389% due 08/06/2018	16,500	16,459
Commonwealth Edison
2.365% due 07/12/2018	28,800	28,776
Conagra Foods, Inc.
2.334% due 07/09/2018	13,900	13,892
Cox Enterprises, Inc.
2.364% due 07/05/2018	40,500	40,485
CRH America Finance, Inc.
2.335% due 07/02/2018	4,600	4,599
Discovery Communications LLC
2.711% due 07/13/2018	12,850	12,838
2.732% due 07/20/2018	7,500	7,489
Dominion Gas Holdings LLC
2.354% due 07/10/2018	7,200	7,195
Dominion Resources, Inc.
2.336% due 07/23/2018	7,000	6,989
2.408% due 07/16/2018	8,600	8,591
2.480% due 07/25/2018	28,750	28,702
Duke Energy Corp.
2.337% due 08/01/2018	4,400	4,390
Energy Transfer Partners
2.999% due 07/16/2018	59,600	59,530
Entergy Corp.
2.638% due 07/19/2018	27,550	27,514
2.698% due 07/11/2018	12,950	12,940
2.756% due 08/15/2018	1,150	1,146
2.756% due 08/16/2018	15,950	15,897
2.787% due 07/09/2018	14,050	14,041
Enterprise Products Operating LLC
2.357% due 07/12/2018	47,650	47,611
2.357% due 07/16/2018	39,750	39,707
2.377% due 07/30/2018	9,300	9,281
2.387% due 07/26/2018	5,000	4,991
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018	43,000	42,975
HP, Inc.
2.416% due 07/23/2018	36,300	36,252
2.438% due 07/23/2018	43,800	43,743
2.531% due 07/23/2018	10,650	10,636
2.566% due 07/02/2018	87,400	87,386
Humana, Inc.
2.669% due 08/15/2018	14,000	13,955
Hyundai Capital America
2.335% due 07/17/2018	29,000	28,967
2.442% due 07/06/2018	25,350	25,339
Interpublic Group Cos.
2.468% due 07/16/2018	17,100	17,081
2.489% due 07/25/2018	15,250	15,224
Marriot International
2.326% due 07/25/2018	14,050	14,026
2.358% due 07/19/2018	14,050	14,032
2.392% due 08/27/2018	7,100	7,072
2.523% due 08/07/2018	21,900	21,844
2.523% due 08/14/2018	17,500	17,446
2.523% due 08/15/2018	17,050	16,996
2.523% due 08/16/2018	11,800	11,762
McKesson Corp.
2.428% due 07/26/2018	27,800	27,751
2.438% due 07/17/2018	29,000	28,967
2.438% due 07/20/2018	16,350	16,328
Mondelez International, Inc.
2.367% due 07/23/2018	23,850	23,813
2.475% due 08/17/2018	107,750	107,396
2.495% due 08/20/2018	43,800	43,647
NetApp, Inc.
2.315% due 07/25/2018	4,400	4,393
Reckitt Benckiser Treasury
2.389% due 08/02/2018	10,000	9,981
2.432% due 08/16/2018	11,600	11,568
RELX, Inc.
2.336% due 07/26/2018	10,150	10,132
Rockwell Collins, Inc.
2.388% due 07/17/2018	40,100	40,054
Schlumberger Holdings
2.602% due 08/16/2018	13,850	13,807
2.677% due 10/01/2018	19,340	19,214
2.677% due 10/03/2018	43,800	43,508
2.704% due 07/03/2018	4,050	4,049
Sempra Energy Holdings
2.567% due 07/27/2018	86,730	86,572
2.568% due 07/19/2018	50,250	50,186
Southern Co.
2.406% due 07/17/2018	2,900	2,897
2.415% due 07/10/2018	11,900	11,892
2.416% due 07/17/2018	31,900	31,863

2.437% due 07/16/2018		18,350	18,330
2.463% due 07/09/2018		15,750	15,740
Spectra Energy Partners
2.489% due 07/16/2018		14,950	14,934
Starbucks Corp.
2.389% due 08/10/2018		2,700	2,694
Syngenta Wilmington
2.998% due 07/27/2018		29,700	29,645
3.100% due 07/27/2018		28,350	28,298
Thomson Reuters Corp.
2.438% due 07/10/2018		22,500	22,485
2.438% due 07/25/2018		28,400	28,354
2.438% due 08/01/2018		29,000	28,942
UDR, Inc.
2.438% due 07/13/2018		33,000	32,971
Virginia Electric & Power Co.
2.397% due 07/16/2018		18,900	18,880
2.632% due 07/23/2018		25,650	25,612
VW CR, Inc.
2.367% due 07/12/2018		14,250	14,238
2.592% due 08/16/2018		49,600	49,441
2.601% due 08/10/2018		99,250	98,973
2.602% due 08/16/2018		23,950	23,873
Walgreens Boots Alliance
2.622% due 08/08/2018		4,300	4,289
Wec Energy Group, Inc.
2.437% due 07/18/2018		14,450	14,432
2.488% due 07/09/2018		13,600	13,591

			2,407,553

REPURCHASE AGREEMENTS (n) 0.3%
			338,431

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
25.150% due 10/17/2018 (i)	ARS	123,450	3,813
25.500% due 08/15/2018 (i)		60,350	1,983
25.600% due 07/18/2018 - 08/15/2018 (i)		65,910	2,229
25.650% due 08/15/2018 (i)		66,740	2,193
25.700% due 07/18/2018 (i)		1,064,902	36,092
25.800% due 07/18/2018 - 08/15/2018 (i)		302,800	10,009
33.500% due 07/18/2018 (i)		49,490	1,677
37.800% due 11/21/2018 (i)		76,570	2,285
38.000% due 10/17/2018 (i)		84,490	2,610
40.700% due 07/18/2018 (i)		52,950	1,795
Nigeria Open Market Operation Bills
15.432% due 10/25/2018 (i)	NGN	914,640	2,433
15.696% due 11/08/2018 (i)		671,260	1,785
15.703% due 10/25/2018 (i)		643,800	1,712
15.716% due 11/08/2018 (i)		765,600	2,036
15.737% due 11/08/2018 (i)		1,536,800	4,087
15.798% due 11/08/2018 (i)		630,000	1,675

			78,414

ARGENTINA TREASURY BILLS 0.6%
14.142% due 09/14/2018 - 10/12/2018 (g)(h)	ARS	9,581,013	325,956
3.067% due 07/13/2018 - 11/16/2018 (g)(h)		$374,886	371,714

			697,670

GREECE TREASURY BILLS 0.4%
0.692% due 07/13/2018 - 03/15/2019 (g)(h)	EUR	381,704	445,254
NIGERIA TREASURY BILLS 0.0%
15.540% due 10/04/2018 - 11/29/2018 (g)	NGN	11,258,560	29,977

U.S. TREASURY BILLS 0.0%
1.935% due 08/02/2018 - 10/04/2018 (g)(h)(s)	$8,126	8,090

Total Short-Term Instruments (Cost $4,466,525)		4,284,734

Total Investments in Securities (Cost $143,648,195)		143,461,968

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
COMMON STOCKS 0.1%
ENERGY 0.1%
Dommo Energia S.A. «(f)(m)	153,992,971	42,107
INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(m)	15,369,768	5,536

Total Common Stocks (Cost $7,917)		47,643

SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	71,732,647	709,149

Total Short-Term Instruments (Cost $709,086)		756,792

Total Investments in Affiliates (Cost $717,003)		756,792

Total Investments 126.9% (Cost $144,365,198)		$144,218,760
Financial Derivative Instruments (p)(r) 1.3% (Cost or Premiums, net $34,551)		1,423,994
Other Assets and Liabilities, net (28.2)%		(32,016,591)

Net Assets 100.0%		$113,626,163

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	The group contains securities in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	The group contains interest only securities.

(b)	The group contains principal only securities.

(c)	The group contains when-issued securities.

(d)	The group contains payment in-kind bond securities.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Principal amount of security is adjusted for inflation.

(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(l)	Contingent convertible security.

(m)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$32,994	$32,930	0.03%
Carrington Mortgage Loan Trust 1.000% due 12/21/2059	05/16/2018	1,424,642	1,409,055	1.24
Carrington Mortgage Loan Trust 5.260% due 12/21/2059	05/16/2018	71,323	70,543	0.06
Dommo Energia S.A.	12/21/2017 - 12/26/2017	4,021	42,107	0.04
Eneva S.A.	12/21/2017	457	327	0.00
NVHL S.A. ‘A’	03/09/2012	26	16	0.00
NVHL S.A. ‘B’	03/09/2012	26	16	0.00
NVHL S.A. ‘C’	03/09/2012	26	16	0.00
NVHL S.A. ‘D’	03/09/2012	27	16	0.00
NVHL S.A. ‘E’	03/09/2012	27	15	0.00
NVHL S.A. ‘F’	03/09/2012	27	15	0.00
NVHL S.A. ‘G’	03/09/2012	27	15	0.00
NVHL S.A. ‘H’	03/09/2012	27	15	0.00
NVHL S.A. ‘I’	03/09/2012	27	15	0.00
NVHL S.A. ‘J’	03/09/2012	27	15	0.00
Presidential City 6.074% due 02/08/2025	03/08/2018	30,000	30,068	0.02
Rise Ltd. 4.750% due 02/15/2039	02/11/2014	2,642	2,608	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	5,536	0.00
TIG FinCo PLC	04/02/2015 - 07/20/2017	6,587	7,787	0.01
VICI Properties, Inc.	04/17/2014 - 11/06/2017	157,895	237,009	0.21
WHLN First Mtg. Co. 5.605% due 03/08/2022	05/11/2018	200,000	200,550	0.18

		$1,934,724	$2,038,674	1.79%

Borrowings and Other Financing Transactions

(n)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.830%	06/28/2018	07/05/2018	$113,445	U.S. Treasury Notes 2.875% due 05/15/2028	$(113,205)	$113,445	$113,468
	1.850	06/28/2018	07/05/2018	50,991	U.S. Treasury Notes 2.750% due 05/31/2023	(50,970)	50,991	51,001
	1.900	06/28/2018	07/05/2018	49,468	U.S. Treasury Notes 2.875% due 05/31/2025	(49,405)	49,468	49,479
FICC	1.500	06/29/2018	07/02/2018	124,527	U.S. Treasury Notes 2.125% due 08/15/2021	(127,021)	124,527	124,537

Total Repurchase Agreements						$(340,601)	$338,431	$338,485

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	1.850%	06/18/2018	TBD	(3)		$(11,311)	$(11,319)
BOM	2.070	05/16/2018	07/17/2018			(16,511)	(16,556)
	2.140	06/25/2018	07/25/2018			(279,656)	(279,773)
	2.160	06/12/2018	07/12/2018			(389,025)	(389,492)
	2.160	06/20/2018	08/20/2018			(245,625)	(245,802)
	2.160	06/26/2018	07/27/2018			(357,738)	(357,866)
	2.160	07/12/2018	07/27/2018			(172,350)	(172,350)
	2.170	06/18/2018	08/09/2018			(367,963)	(368,273)
	2.170	06/25/2018	07/26/2018			(462,725)	(462,920)
	2.180	06/14/2018	07/17/2018			(294,000)	(294,320)
	2.180	06/15/2018	07/19/2018			(244,688)	(244,939)
BOS	1.990	05/09/2018	07/10/2018			(193,000)	(193,576)
	1.990	05/24/2018	07/24/2018			(95,125)	(95,330)
	2.030	06/13/2018	07/23/2018			(11,281)	(11,293)
	2.050	06/28/2018	07/05/2018			(212,581)	(212,630)
	2.100	05/21/2018	07/23/2018			(1,227,567)	(1,230,575)
	2.100	06/29/2018	07/23/2018			(44,190)	(44,198)
	2.170	06/12/2018	07/12/2018			(99,750)	(99,870)
	2.170	06/13/2018	07/12/2018			(1,838)	(1,840)
	2.180	06/13/2018	07/12/2018			(499,368)	(499,943)
	2.200	06/18/2018	07/18/2018			(56,610)	(56,658)
	2.250	06/18/2018	07/18/2018			(337,683)	(337,979)
BRC	(0.650)	11/21/2017	TBD	(3)	EUR	(4,759)	(5,535)
	2.180	06/13/2018	07/12/2018			$(489,314)	(489,877)
	2.180	06/20/2018	07/12/2018			(123,173)	(123,263)
	2.180	06/25/2018	07/12/2018			(1,952)	(1,953)
BSN	1.960	05/18/2018	07/10/2018			(23,334)	(23,392)
	2.000	04/20/2018	07/23/2018			(681,043)	(683,805)
	2.000	05/14/2018	07/23/2018			(189,759)	(190,276)
	2.000	05/21/2018	07/23/2018			(63,243)	(63,391)
	2.020	04/27/2018	07/27/2018			(23,865)	(23,953)
	2.020	05/14/2018	07/27/2018			(56,928)	(57,085)
	2.050	05/14/2018	07/16/2018			(1,031,441)	(1,034,319)
	2.170	06/13/2018	07/12/2018			(381,981)	(382,419)
CFR	(1.750)	05/14/2018	TBD	(3)	EUR	(5,062)	(5,912)
	(0.500)	09/08/2017	TBD	(3)		(1,100)	(1,279)
CIB	2.110	05/23/2018	07/23/2018			$(819,968)	(821,890)
	2.110	06/11/2018	07/23/2018			(138,084)	(138,254)
	2.180	06/14/2018	07/13/2018			(323,224)	(323,576)
	2.200	06/13/2018	07/12/2018			(473,168)	(473,717)
	2.200	06/18/2018	07/12/2018			(1,131,680)	(1,132,648)
CIW	2.200	07/10/2018	07/12/2018			(97,774)	(97,774)
GRE	2.160	06/13/2018	07/05/2018			(63,781)	(63,854)
IND	2.180	06/13/2018	07/12/2018			(496,207)	(496,778)
JML	(2.000)	04/18/2018	TBD	(3)	EUR	(5,101)	(5,932)
	(2.000)	04/19/2018	TBD	(3)		(7,178)	(8,347)
	(1.750)	04/17/2018	TBD	(3)		(10,164)	(11,825)
	(1.750)	04/18/2018	TBD	(3)		(5,088)	(5,920)
	(1.500)	04/17/2018	TBD	(3)		(4,521)	(5,263)
	(1.500)	06/01/2018	TBD	(3)		(4,265)	(4,975)
	(1.000)	04/19/2018	TBD	(3)		(5,869)	(6,840)
	(1.000)	05/17/2018	TBD	(3)		(3,028)	(3,531)
	(1.000)	06/19/2018	TBD	(3)		(996)	(1,163)
JPS	2.110	05/21/2018	07/23/2018			$(818,916)	(820,932)
MYI	(14.000)	05/03/2018	TBD	(3)	EUR	(86)	(98)
NOM	2.090	05/18/2018	07/18/2018			$(1,091,474)	(1,094,326)
RCY	2.000	06/13/2018	07/23/2018			(20,322)	(20,343)
	2.110	05/17/2018	07/17/2018			(43,812)	(43,930)
	2.180	06/13/2018	07/12/2018			(411,467)	(411,940)
	2.200	06/29/2018	07/13/2018			(167,813)	(167,843)
RDR	2.180	06/13/2018	07/12/2018			(2,094)	(2,096)
SCX	2.160	06/13/2018	08/13/2018			(396,675)	(397,127)
	2.180	06/27/2018	09/18/2018			(1,039,500)	(1,039,815)
	2.250	06/22/2018	07/20/2018			(458,713)	(458,999)
UAG	2.100	05/18/2018	07/18/2018			(391,448)	(392,476)
	2.100	05/21/2018	07/18/2018			(89,460)	(89,679)

Total Reverse Repurchase Agreements							$(17,255,852)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.930%	04/18/2018	07/18/2018	$(341,249)	$(342,621)
	1.980	05/07/2018	07/12/2018	(608,215)	(610,092)
	1.980	05/08/2018	07/12/2018	(15,616)	(15,664)
	1.980	05/25/2018	07/12/2018	(1,299)	(1,302)
	1.990	05/16/2018	07/10/2018	(961)	(963)
	2.000	05/08/2018	07/09/2018	(288,479)	(289,360)
	2.020	05/10/2018	07/17/2018	(658,044)	(660,009)
	2.020	05/18/2018	07/17/2018	(13,192)	(13,225)
	2.020	05/25/2018	07/17/2018	(920)	(922)
	2.020	06/05/2018	07/17/2018	(5,333)	(5,341)
	2.030	05/14/2018	07/13/2018	(313,306)	(314,172)
	2.030	05/18/2018	07/13/2018	(409)	(410)
	2.150	06/28/2018	07/27/2018	(426,993)	(427,096)
	2.200	06/29/2018	07/17/2018	(134,193)	(134,218)

Total Sale-Buyback Transactions					$(2,815,395)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (9.5)%
Fannie Mae, TBA	3.000%	07/01/2048	$99,130	$(95,986)	$(96,009)
Fannie Mae, TBA	3.000	08/01/2048	452,485	(436,844)	(437,815)
Fannie Mae, TBA	3.500	07/01/2033	134,500	(135,677)	(136,098)
Fannie Mae, TBA	3.500	08/01/2033	74,000	(74,797)	(74,801)
Fannie Mae, TBA	3.500	08/01/2048	6,500,000	(6,445,439)	(6,459,837)
Fannie Mae, TBA	4.000	07/01/2033	31,300	(32,045)	(32,108)
Fannie Mae, TBA	4.000	07/01/2048	176,000	(179,355)	(179,431)
Fannie Mae, TBA	4.000	08/01/2048	1,574,000	(1,599,890)	(1,602,406)
Fannie Mae, TBA	4.500	07/01/2033	9,000	(9,057)	(9,055)
Fannie Mae, TBA	4.500	08/01/2048	91,000	(94,483)	(94,592)
Freddie Mac, TBA	3.000	07/01/2033	7,200	(7,116)	(7,148)
Freddie Mac, TBA	3.000	07/01/2048	679,900	(651,954)	(657,784)
Freddie Mac, TBA	4.000	07/01/2048	1,400	(1,424)	(1,426)
Ginnie Mae, TBA	3.000	07/01/2048	459,650	(447,554)	(449,586)
Ginnie Mae, TBA	3.500	07/01/2048	355,700	(356,306)	(356,974)
Ginnie Mae, TBA	4.000	07/01/2048	208,100	(212,847)	(213,250)

Total U.S. Government Agencies				(10,780,774)	(10,808,320)

U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	2.750%	05/31/2023	50,800	(50,878)	(50,975)
U.S. Treasury Notes	2.875	05/31/2025	49,100	(49,294)	(49,407)
U.S. Treasury Notes	2.875	05/15/2028	119,600	(119,877)	(120,252)

Total U.S. Treasury Obligations				(220,049)	(220,634)

Total Short Sales (9.7)%				$(11,000,823)	$(11,028,954)

(o)	Securities with an aggregate market value of $20,175,407 and cash of $680 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(18,157,766) at a weighted average interest rate of 1.935%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(2,284) of deferred price drop.
(5)	Payable for short sales includes $694 of accrued interest.

(p)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2018	13,391	AUD	1,281,975	$17,305	$1,011	$(1,517)
Euro-Bund 10-Year Bond September Futures	09/2018	3	EUR	569	5	1	0
Euro-Buxl 30-Year Bond September Futures	09/2018	3		623	15	6	0
U.S. Treasury 2-Year Note September Futures	09/2018	4,272		$904,930	1,213	0	(133)
U.S. Treasury 5-Year Note September Futures	09/2018	27,259		3,097,091	4,397	0	(639)
U.S. Treasury 10-Year Note September Futures	09/2018	54,338		6,530,748	45,578	0	0

					$68,513	$1,018	$(2,289)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Japan Government 10-Year Bond September Futures	09/2018	314	JPY	(427,799)	$(643)	$57	$(85)

Total Futures Contracts					$67,870	$1,075	$(2,374)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Devon Energy Corp.	(1.000)%	Quarterly	03/20/2019	0.057%	$1,800	$(7)	$(6)	$(13)	$0	$0
Exelon Corp.	(1.000)	Quarterly	06/20/2020	0.128	1,900	(50)	17	(33)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.083	1,000	(8)	1	(7)	0	0

						$(65)	$12	$(53)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.312%		$22,400	$3,828	$(381)	$3,447	$0	$(25)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397		25,200	151	362	513	0	(6)
Chesapeake Energy Corp.	5.000	Quarterly	09/20/2018	0.930		6,273	40	29	69	2	0
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2018	1.049		5,970	96	27	123	2	0
Chesapeake Energy Corp.	5.000	Quarterly	03/20/2019	0.969		2,500	(28)	105	77	4	0
Deutsche Bank AG	1.000	Quarterly	12/20/2018	1.038	EUR	92,300	360	(344)	16	0	(18)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191		27,200	(83)	34	(49)	0	(19)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		$7,900	1,454	(124)	1,330	0	(1)
Navient Corp.	5.000	Quarterly	09/20/2020	1.085		3,000	135	124	259	0	(5)
Navient Corp.	5.000	Quarterly	06/20/2022	2.296		4,200	370	49	419	0	(4)
Novo Banco S.A.	5.000	Quarterly	12/20/2021	8.955	EUR	10,400	(2,427)	1,901	(526)	207	0
Royal Bank of Scotland Group PLC	1.000	Quarterly	12/20/2021	0.491		24,700	370	153	523	0	(161)
Sprint Corp.	5.000	Quarterly	12/20/2021	2.482		$11,600	229	723	952	0	(4)

							$4,495	$2,658	$7,153	$215	$(243)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$215,275	$(14,213)	$1,296	$(12,917)	$0	$(102)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	2,070,000	(43,142)	6,856	(36,286)	0	(982)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	536,400	(9,901)	1,651	(8,250)	0	(271)

					$(67,256)	$9,803	$(57,453)	$0	$(1,355)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	Quarterly	12/20/2018	$22,825	$745	$(233)	$512	$4	$0
CDX.EM-21 5-Year Index	5.000	Quarterly	06/20/2019	61,503	2,673	(65)	2,608	0	(2)
CDX.EM-24 5-Year Index	1.000	Quarterly	12/20/2020	30,337	(1,512)	1,429	(83)	4	0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	35,308	(1,454)	483	(971)	0	(5)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	167,700	(3,390)	(3,211)	(6,601)	0	(18)
CDX.HY-21 5-Year Index	5.000	Quarterly	12/20/2018	1,611	95	(61)	34	1	0
CDX.HY-24 5-Year Index	5.000	Quarterly	06/20/2020	2,198,200	181,870	(39,783)	142,087	2,425	0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	2,367,158	187,236	(26,451)	160,785	2,355	0

					$366,263	$(67,892)	$298,371	$4,789	$(25)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	14.153%	Maturity	01/04/2021	BRL	73,800	$(1,641)	$(1,003)	$(2,644)	$0	$(18)
Pay	3-Month CAD Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(8,002)	1,230	0	(1,008)
Pay	3-Month CAD Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	29,962	(18,439)	11,523	0	(2,228)
Pay	3-Month CAD Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(6,486)	1,726	0	(798)
Pay	3-Month CAD Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(1,854)	2,117	0	(227)
Receive	3-Month CAD Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	13,739	(6,607)	2,649	0
Receive	3-Month CAD Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(4,044)	1,215	(2,829)	222	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,662,100	(23,718)	16,501	(7,217)	0	(3,613)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	05/18/2023		6,600,000	(31,564)	5,869	(25,695)	0	(2,805)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		288,400	20,102	(3,255)	16,847	232	0
Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		849,900	(3,955)	(23,856)	(27,811)	0	(816)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,249,800	85,634	(7,556)	78,078	1,305	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,447,600	23,135	63,100	86,235	1,206	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		1,956,500	10,882	(11,051)	(169)	2,121	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		3,896,200	170,067	216,825	386,892	6,271	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027	ZAR	625,500	(1)	320	319	168	0
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	(965)	(966)	92	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	12/17/2019	AUD	285,800	4,733	(2,201)	2,532	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/15/2022		175,000	13,287	(2,689)	10,598	95	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023		3,175,400	195,330	(18,329)	177,001	1,676	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	(2,963)	25,714	217	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	(4,661)	30,901	183	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	100	34,152	188	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		845,550	35,855	(986)	34,869	51	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		923,900	(4,420)	6,205	1,785	0	(211)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,600,100	10,214	15,473	25,687	0	(1,431)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	838,100	(11,741)	(19,349)	(31,090)	0	(1,321)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		183,500	(3,414)	(2,243)	(5,657)	0	(307)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	923,675	16,733	(10,883)	5,850	1,341	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,855)	(1,190)	(6,045)	41	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	17,459	(3,773)	13,686	21	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		44,520,000	229	(4,053)	(3,824)	0	(164)
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		330,000	24	(31)	(7)	0	(1)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	1,130	(1,752)	(622)	0	(63)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	10	(1,525)	(1,515)	0	(67)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		134,870,000	8,372	(11,965)	(3,593)	0	(445)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	3,225	(4,194)	(969)	0	(120)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		28,130,000	457	(2,811)	(2,354)	0	(97)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		8,670,000	(8)	(866)	(874)	0	(30)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,699,773,000	(78,919)	(84,969)	(163,888)	0	(6,105)
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		16,170,000	(110)	(928)	(1,038)	0	(61)
Receive(6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		35,100,000	247	(2,016)	(1,769)	0	(132)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		35,140,000	(1,321)	(2,019)	(3,340)	0	(132)
Receive(6)	6-Month JPY-LIBOR	0.446	Semi-Annual	06/18/2029		13,110,000	291	(1,292)	(1,001)	0	(52)
Receive(6)	6-Month JPY-LIBOR	0.471	Semi-Annual	06/18/2029		13,120,000	(4)	(1,296)	(1,300)	0	(52)
Pay	28-Day MXN-TIIE	5.270	Lunar	02/05/2020	MXN	795,000	(2,079)	298	(1,781)	41	0
Pay	28-Day MXN-TIIE	5.145	Lunar	04/02/2020		361,300	(1,081)	169	(912)	21	0
Pay	28-Day MXN-TIIE	5.405	Lunar	11/19/2020		398,880	(1,213)	8	(1,205)	37	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021		4,693,990	(17,727)	1,197	(16,530)	485	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		2,401,200	(7,236)	(322)	(7,558)	297	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		942,600	(2,737)	(148)	(2,885)	117	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		1,090,000	(3,392)	(195)	(3,587)	140	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		4,822,600	(12,313)	(1,572)	(13,885)	632	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		2,103,200	(1,802)	(1,881)	(3,683)	301	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		3,691,700	(10,462)	(1,126)	(11,588)	503	0
Pay	28-Day MXN-TIIE	5.430	Lunar	11/17/2021		1,900,400	(7,124)	(279)	(7,403)	269	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		579,600	225	(750)	(525)	91	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		452,700	212	(595)	(383)	71	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		673,100	43	(804)	(761)	106	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		1,359,300	1,109	(1,950)	(841)	233	0
Pay	28-Day MXN-TIIE	5.810	Lunar	05/02/2022		994,200	(3,193)	(427)	(3,620)	165	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		2,684,200	(8,370)	(1,217)	(9,587)	445	0
Pay	28-Day MXN-TIIE	5.500	Lunar	09/02/2022		500,000	(2,096)	(115)	(2,211)	90	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/02/2022		2,193,000	(7,839)	(845)	(8,684)	401	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	(5)	(5)	121	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	(23)	(23)	213	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		16,651,100	7,709	(7,627)	82	3,790	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		569,400	0	(268)	(268)	128	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		1,061,400	0	(488)	(488)	239	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		706,500	0	(186)	(186)	160	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		4,145,300	(1,454)	(734)	(2,188)	954	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,641,000	0	(234)	(234)	386	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	157	(188)	394	0
Pay	28-Day MXN-TIIE	7.520	Lunar	04/18/2023		4,258,300	(492)	(2,598)	(3,090)	1,043	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/18/2023		1,951,200	(245)	(1,130)	(1,375)	478	0
Pay	28-Day MXN-TIIE	7.545	Lunar	04/18/2023		1,949,500	80	(1,393)	(1,313)	478	0
Pay	28-Day MXN-TIIE	7.530	Lunar	04/21/2023		492,300	0	(347)	(347)	121	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		8,127,700	(951)	(1,969)	(2,920)	2,026	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		940,200	(3,735)	(427)	(4,162)	217	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		631,300	(1,623)	(499)	(2,122)	155	0
Pay	28-Day MXN-TIIE	5.980	Lunar	08/26/2024		408,900	(1,731)	(266)	(1,997)	102	0
Pay	28-Day MXN-TIIE	7.710	Lunar	02/26/2025		2,047,200	167	(1,291)	(1,124)	576	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		4,609,000	118	(3,171)	(3,053)	1,300	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,002,230	(10,427)	(1,448)	(11,875)	537	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		3,105,200	(15,720)	(2,327)	(18,047)	835	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		3,652,700	(17,505)	(3,142)	(20,647)	1,006	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		2,636,700	(9,266)	(3,012)	(12,278)	788	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		107,000	(15)	(188)	(203)	35	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		1,118,200	2,917	(2,517)	400	392	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		811,100	2,212	(1,842)	370	285	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,626,900	4,518	(5,529)	(1,011)	912	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,138,400	2,610	(2,507)	103	400	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,585,000	2,430	(3,292)	(862)	551	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		5,948,700	(978)	(15,921)	(16,899)	2,036	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		694,100	188	(2,043)	(1,855)	239	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,985,800	(143)	(6,470)	(6,613)	1,077	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	155	142	0	(524)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	2	2	0	(10)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		7,726,300	(4,092)	4,355	263	0	(2,981)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	474	474	0	(237)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	12	12	0	(12)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	(38)	(32)	0	(313)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	(221)	(67)	0	(238)
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		407,400	(1,604)	(586)	(2,190)	166	0
Pay	28-Day MXN-TIIE	6.620	Lunar	02/18/2030		440,000	(1,998)	(600)	(2,598)	182	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		556,500	0	(2,559)	(2,559)	252	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		242,100	(37)	(969)	(1,006)	128	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	49	304	0	(34)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		700,000	390	(3,760)	(3,370)	366	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	1,409	(28)	1,381	0	(854)

							$442,736	$(19,109)	$423,627	$45,592	$(27,518)

Total Swap Agreements							$746,173	$(74,528)	$671,645	$50,596	$(29,141)

(q)

Securities with an aggregate market value of $1,479,571 and cash of $10,118 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(r) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	AUD	41,603		$31,311	$523	$0
	07/2018	NZD	250,000		173,153	3,828	0
BOA	07/2018	BRL	490,400		146,423	19,893	0
	07/2018	DKK	822,166		126,422	0	(2,445)
	07/2018	GBP	2,904,273		3,877,857	44,942	0
	07/2018	NZD	896,763		627,361	19,984	0
	07/2018		$127,185	BRL	490,400	0	(655)
	07/2018		2,154,719	EUR	1,865,558	23,879	0
	07/2018		262,068	GBP	200,000	1,883	0
	07/2018		110,229	TRY	514,159	850	0
	08/2018	ARS	243,400		$11,297	3,247	0
	08/2018	EUR	293,515	SEK	3,047,502	0	(2,510)
	08/2018		1,865,558		$2,159,469	0	(23,858)
	08/2018	GBP	200,000		262,431	0	(1,879)
	08/2018		$749,380	MXN	14,987,674	2,321	(3,496)
	08/2018		660	ZAR	8,298	0	(58)
	08/2018	ZAR	20,647		$1,563	65	0
	09/2018	ARS	119,404		5,424	1,604	0
	09/2018		$103,041	RUB	6,443,244	0	(1,208)
	10/2018	DKK	3,885,205		$607,110	0	(6,207)
BPS	07/2018	ARS	3,287,320		128,753	15,702	(46)
	07/2018	BRL	2,012,469		577,917	58,670	0
	07/2018	DKK	342,847		51,616	0	(2,122)
	07/2018	PEN	191,091		58,438	286	0
	07/2018		$96,937	ARS	2,631,468	0	(6,294)
	07/2018		542,250	BRL	2,012,469	0	(23,003)
	07/2018		2,762	RUB	171,304	0	(36)
	08/2018	ARS	66,740		$3,100	893	0
	08/2018		$554,228	MXN	11,182,918	5,292	(1,253)
	08/2018		449	ZAR	5,736	0	(33)
	09/2018		24,456	AUD	31,783	0	(929)
	10/2018	BRL	524,500		$152,095	18,000	0
	01/2019		3,277,983		929,016	97,631	0
	01/2019	DKK	151,500		24,567	453	0
	05/2019		$3,691	TRY	19,048	0	(70)
BRC	07/2018	AUD	100,000		$75,852	1,847	0
	07/2018	DKK	25		4	0	0
	07/2018		$725,936	GBP	551,995	2,564	(3)
	07/2018		20,331	RUB	1,265,980	0	(187)
	08/2018	GBP	550,000		$724,312	0	(2,540)
	08/2018		$382,788	MXN	8,000,000	16,583	0
	08/2018		48,738	RUB	3,084,276	103	0
	09/2018	AUD	35,130		$27,351	1,347	0
	09/2018		$24,456	AUD	31,783	0	(929)
BSH	07/2018	BRL	12,564,000		$3,433,784	192,089	0
	07/2018		$3,512,961	BRL	12,564,000	0	(271,266)
	10/2018	BRL	5,262,000		$1,520,389	175,093	0
	01/2019		9,329,400		2,550,211	184,025	0
CBK	07/2018	ARS	208,922		9,663	2,440	0
	07/2018	AUD	250,000		188,967	3,954	0
	07/2018	BRL	1,209,175		360,340	48,355	0
	07/2018	CAD	115,507		88,724	863	0
	07/2018	DKK	4,552,647		743,019	33,431	(3,999)
	07/2018	EUR	12,365		14,291	0	(149)
	07/2018	GBP	52,245		69,436	486	0
	07/2018	JPY	312,231,036		2,878,483	58,350	0
	07/2018		$7,952	ARS	228,413	17	(84)
	07/2018		313,601	BRL	1,209,175	0	(1,617)
	07/2018		783,741	EUR	677,391	7,316	0
	07/2018		37,876	GBP	28,198	0	(661)
	07/2018		18,868	MXN	381,557	278	0
	07/2018		128,625	RUB	8,101,857	1,204	(918)
	07/2018		480,225	TRY	2,074,743	1,877	(33,875)
	08/2018	ARS	4,954		$230	66	0
	08/2018	EUR	677,391		785,472	0	(7,302)
	08/2018		$277,823	JPY	30,274,334	0	(3,592)
	08/2018		395,669	MXN	8,091,956	9,698	(1,405)
	08/2018		36,110	RUB	2,257,973	0	(354)
	08/2018		378,284	TRY	1,662,975	0	(22,898)
	10/2018		13,308	ARS	399,570	0	(843)
	11/2018	NGN	636,019		$1,678	0	(52)
	01/2019	BRL	300		79	3	0
DUB	07/2018	ARS	162,754		5,822	214	0
	07/2018	BRL	948,440		278,522	33,810	0
	07/2018	PEN	13,076		3,988	9	0
	07/2018		$4,423	ARS	128,230	11	0
	07/2018		245,977	BRL	948,440	0	(1,266)
	07/2018		2,126	PEN	6,986	0	0
	10/2018	BRL	3,390,700		$1,022,947	156,072	0
FBF	07/2018	PEN	136,389		41,590	85	0
GLM	07/2018	BRL	2,795,443		734,759	13,536	0
	07/2018	CHF	20,375		20,590	15	0
	07/2018	EUR	5,338		6,565	322	0
	07/2018	GBP	152,961		204,207	2,337	0
	07/2018		$21,103	AUD	28,548	24	0
	07/2018		754,460	BRL	2,795,443	0	(33,238)
	07/2018		1,331	CAD	1,772	17	0
	07/2018		4,821	EUR	4,133	7	(1)
	07/2018		12,177	GBP	9,075	0	(200)
	07/2018		151,995	RUB	9,494,609	0	(924)
	08/2018	BRL	686,885		$178,658	2,060	0
	08/2018	MXN	1,640,214		82,154	272	0
	08/2018	NZD	1,091,446		739,588	331	0
	08/2018		$2,687	MXN	53,585	0	(12)
	08/2018		35,833	RUB	2,257,973	0	(77)
	08/2018		8,244	SEK	70,315	0	(369)
	10/2018	BRL	1,357,373		$393,850	46,821	0
HUS	07/2018	ARS	120,356		5,674	1,580	0
	07/2018	BRL	1,705,825		500,000	59,872	0
	07/2018	RUB	4,543		72	0	0
	07/2018		$648	ARS	16,907	0	(73)
	07/2018		132,111	AUD	180,000	1,098	0
	07/2018		442,405	BRL	1,705,825	0	(2,277)
	07/2018		102,499	CAD	136,376	1,236	0
	07/2018		96,997	GBP	73,977	648	(14)
	07/2018		107,892	RUB	6,896,568	1,841	0
	07/2018		227,091	TRY	1,000,000	0	(11,051)
	08/2018	ARS	60,350		$2,797	801	0
	08/2018	AUD	180,000		132,122	0	(1,101)
	08/2018	CAD	136,376		102,556	0	(1,233)
	08/2018	GBP	70,000		91,862	0	(647)
	08/2018	NZD	1,934		1,362	52	0
	08/2018		$123,922	MXN	2,555,095	3,631	0
	08/2018		72	RUB	4,543	0	0
	08/2018	ZAR	21,211		$1,638	99	0
	09/2018		$109,931	INR	7,578,675	0	(409)
	10/2018	DKK	554,790		$87,238	0	(340)
	10/2018	NGN	375,800		1,000	0	(27)
	10/2018		$1,873	ARS	56,580	0	(108)
IND	07/2018		851,822	GBP	650,000	6,016	0
	08/2018	GBP	650,000		$853,005	0	(6,002)
JPM	07/2018	ARS	214,457		9,919	2,505	0
	07/2018	AUD	1,283,400		973,759	23,978	0
	07/2018	BRL	5,656,200		1,702,789	243,407	0
	07/2018	DKK	174,535		26,296	0	(1,061)
	07/2018	JPY	151,251,462		1,390,802	24,669	0
	07/2018	PEN	188,964		57,653	149	0
	07/2018		$7,396	ARS	214,457	18	0
	07/2018		18,216	AUD	24,593	50	(66)
	07/2018		1,513,843	BRL	5,656,200	0	(54,460)
	07/2018		1,023	CAD	1,331	0	(11)
	07/2018		20,625	CHF	20,436	11	0
	07/2018		234,660	DKK	1,465,564	60	(5,006)
	07/2018		8,539	EUR	7,273	0	(46)
	07/2018		24,745	GBP	18,554	0	(258)
	07/2018		3,608,636	JPY	398,169,391	0	(12,290)
	07/2018		20,411	MXN	412,709	298	0
	07/2018		71,453	RUB	4,568,846	1,250	(7)
	08/2018	CHF	20,436		$20,677	0	(11)
	08/2018	EUR	160,371	SEK	1,654,574	0	(2,550)
	08/2018	JPY	421,475,391		$3,827,159	12,732	0
	08/2018		$22,230	MXN	443,062	53	(165)
	08/2018		84,882	RUB	5,342,889	0	(274)
	08/2018	ZAR	64,142		$5,026	372	0
	09/2018		$13,088	ARS	278,110	0	(4,254)
	10/2018	NGN	3,543,723		$9,433	0	(241)
	11/2018		8,440,468		22,438	0	(484)
	01/2019	BRL	3,704,118		1,031,261	91,797	0
MSB	07/2018	AUD	1,072,940		813,835	19,806	0
	07/2018	BRL	3,511,915		1,000,456	94,330	0
	07/2018	EUR	3,983,343		4,647,446	0	(4,302)
	07/2018	GBP	1,350,000		1,800,829	19,166	0
	07/2018	JPY	29,060,631		267,848	5,367	0
	07/2018		$910,814	BRL	3,511,915	0	(4,688)
	07/2018		1,458	EUR	1,263	17	0
	07/2018		1,154,509	JPY	127,400,099	0	(3,806)
	07/2018		142,035	RUB	8,879,222	0	(755)
	08/2018	GBP	1,870,281		$2,457,713	0	(13,955)
	08/2018	JPY	127,400,099		1,156,873	3,880	0
	08/2018		$4,333	ARS	89,821	0	(1,381)
	08/2018		319,425	RUB	20,000,000	0	(2,713)
	09/2018	AUD	35,129		$27,319	1,315	0
	10/2018	BRL	338,066		101,558	15,127	0
	10/2018	NGN	534,637		1,425	0	(36)
NAB	08/2018	AUD	85,993		63,640	0	(5)
NGF	07/2018	ARS	18,426		648	21	0
RBC	07/2018	GBP	43,775		57,628	0	(144)
	07/2018	JPY	33,026,362		304,142	5,841	0
RYL	07/2018	GBP	21,699		28,839	202	0
	08/2018	AUD	2,263,032		1,670,500	0	(4,429)
SCX	07/2018		100,000		75,413	1,408	0
	07/2018	BRL	1,168,647		316,502	14,974	0
	07/2018		$146,848	AUD	200,000	1,162	0
	07/2018		315,702	BRL	1,168,647	0	(14,174)
	07/2018		28,159	DKK	180,795	179	0
	07/2018		941,795	GBP	717,856	5,836	(241)
	07/2018		28,779	RUB	1,867,489	935	0
	07/2018		221,614	TRY	930,404	0	(20,610)
	08/2018	AUD	200,000		$146,862	0	(1,163)
	08/2018	BRL	58,647		15,475	397	0
	08/2018	GBP	690,000		906,061	0	(5,808)
	09/2018		$308,875	INR	20,975,393	0	(5,750)
	10/2018	NGN	1,196,843		$3,183	0	(85)
	11/2018		721,099		1,914	0	(48)
	01/2019	BRL	1,125,000		299,896	14,566	0
SOG	07/2018		$657,541	GBP	500,000	2,334	0
	07/2018		109,172	TRY	515,522	2,201	0
	08/2018	GBP	500,000		$658,463	0	(2,312)
	08/2018		$4,283	ARS	88,863	0	(1,362)
	08/2018		4,978	MXN	102,782	153	0
	08/2018		235,041	TRY	1,040,585	0	(12,663)
	05/2019		461		2,381	0	(9)
SSB	07/2018	CAD	163,472		$126,583	2,237	0
	07/2018	DKK	2,239,666		374,934	23,886	0
	07/2018	GBP	94,983		127,291	1,937	0
TOR	07/2018	BRL	856,942		249,829	28,726	0
	07/2018	CHF	61		62	0	0
	07/2018		$222,248	BRL	856,942	0	(1,144)
	08/2018	EUR	1,440,090		$1,678,476	0	(6,912)
	10/2018	DKK	205,979		31,880	0	(635)
UAG	07/2018	RUB	2,308,385		36,387	0	(342)
	07/2018		$40,398	DKK	243,405	0	(2,247)
	07/2018		234,766	TRY	1,000,000	0	(18,726)
	08/2018		30,109	RUB	1,884,843	0	(261)
	09/2018	GBP	31,834		$42,116	0	(51)
	09/2018		$48,109	INR	3,295,736	0	(481)
	09/2018		36,142	RUB	2,308,385	341	0

Total Forward Foreign Currency Contracts						$2,062,445	$(700,567)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018	$287,200	$(316)	$(165)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	979,200	(1,165)	(327)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	978,100	(1,267)	(257)
BPS	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	09/19/2018	748,500	(3,046)	(4,325)
	Put - OTC CDX.HY-30 5-Year Index	Sell	101.500	12/19/2018	268,500	(2,531)	(2,859)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	186,600	(177)	(62)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	08/15/2018	1,063,400	(617)	(472)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	500,000	(488)	(132)
CBK	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	10/17/2018	260,300	(1,351)	(1,416)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018	696,600	(721)	(585)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	155,300	(221)	(171)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	500,000	(490)	(132)
GST	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	09/19/2018	500,000	(4,350)	(1,871)
	Put - OTC CDX.HY-30 5-Year Index	Sell	101.500	09/19/2018	200,000	(1,280)	(829)
MYC	Put - OTC CDX.HY-30 5-Year Index	Sell	104.000	09/19/2018	99,950	(560)	(765)
	Put - OTC CDX.HY-30 5-Year Index	Sell	104.500	09/19/2018	58,000	(409)	(524)

						$(18,989)	$(14,892)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	5.150	05/20/2019		$24,600	$(1,745)	$(1,720)
	Put - OTC USD versus TRY		5.150	05/20/2019		24,600	(1,656)	(1,212)
SOG	Call - OTC USD versus TRY		5.150	05/20/2019		7,700	(546)	(538)
	Put - OTC USD versus TRY		5.150	05/20/2019		7,700	(518)	(379)
UBS	Put - OTC GBP versus USD		$1.287	09/20/2018	GBP	144,700	(1,219)	(993)

							$(5,684)	$(4,842)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	$99.566	09/06/2018	$250,000	$(742)	$(1,025)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.688	09/06/2018	250,000	(723)	(900)
GSC	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.672	08/06/2018	117,500	(299)	(6)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.457	08/06/2018	244,700	(755)	(1,311)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.594	08/06/2018	218,300	(614)	(971)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.633	08/06/2018	218,200	(639)	(917)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.672	08/06/2018	235,000	(404)	(932)
SAL	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.781	08/06/2018	496,500	(1,028)	(30)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.859	08/06/2018	993,000	(2,056)	(72)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.359	08/06/2018	480,400	(1,426)	(2,911)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.781	08/06/2018	496,500	(931)	(1,663)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.859	08/06/2018	993,000	(1,784)	(2,926)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.703	09/06/2018	309,000	(893)	(1,376)

					$(12,294)	$(15,040)

Total Written Options					$(36,967)	$(34,774)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	1.125%		$38,800	$162	$(350)	$0	$(188)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	1.192		6,300	(952)	931	0	(21)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.282		21,400	(719)	875	156	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		26,600	(1,406)	1,462	56	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		46,910	(3,714)	3,738	24	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		21,600	(841)	748	0	(93)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		37,800	(3,600)	2,370	0	(1,230)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.661		11,600	(1,179)	763	0	(416)
BPS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104		11,500	(372)	367	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061		29,700	(473)	415	0	(58)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	1.533		16,500	(1,057)	978	0	(79)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		37,644	(3,641)	3,192	0	(449)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		14,000	(2,243)	2,027	0	(216)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.175		4,200	(584)	480	0	(104)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.499		3,500	(980)	836	0	(144)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.789		1,100	(169)	107	0	(62)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		40,000	4,599	(3,647)	952	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.394		12,900	(74)	135	61	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		21,000	39	(141)	0	(102)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		13,500	(138)	(64)	0	(202)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	1.533		10,100	(632)	583	0	(49)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		34,913	(5,148)	4,731	0	(417)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.499		27,700	(7,297)	6,154	0	(1,143)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		10,700	(970)	688	0	(282)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.898		87,800	443	(39)	404	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		2,400	(138)	143	5	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.804		24,800	(1,538)	1,593	55	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		63,750	(5,055)	5,087	32	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		25,000	(923)	815	0	(108)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		37,400	(4,441)	3,224	0	(1,217)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.661		19,860	(2,138)	1,425	0	(713)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		77,200	(4,906)	3,778	0	(1,128)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		15,400	(1,086)	738	0	(348)
	Springleaf Finance Corp.	5.000	Quarterly	09/20/2021	1.553		4,400	329	140	469	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		25,100	2,790	(2,193)	597	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		68,900	(410)	75	0	(335)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.280		12,900	(564)	636	72	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		25,100	(244)	(132)	0	(376)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		7,200	(786)	700	0	(86)
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		49,313	(2,734)	2,838	104	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.804		138,700	(8,809)	9,119	310	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		18,390	(1,472)	1,481	9	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		30,700	(3,329)	2,330	0	(999)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.661		26,300	(2,281)	1,337	0	(944)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.706		300	1	2	3	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.281	EUR	18,200	(676)	479	0	(197)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		$36,050	4,003	(3,145)	858	0
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623		34,300	1,804	(1,212)	592	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.865		15,400	(653)	663	10	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422		17,000	17	84	101	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		30,800	109	(259)	0	(150)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.282		13,800	(351)	452	101	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.215		6,400	0	(55)	0	(55)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		3,000	(283)	204	0	(79)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		19,100	(1,327)	896	0	(431)
FBF	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		25,900	3,036	(2,420)	616	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		50,000	5,717	(4,527)	1,190	0
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623		35,000	1,794	(1,190)	604	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.865		30,800	(1,313)	1,333	20	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104		34,500	(1,171)	1,157	0	(14)
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.394		12,900	(74)	135	61	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		42,000	(458)	254	0	(204)
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	06/20/2020	1.192		7,300	(1,106)	1,082	0	(24)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		74,700	(693)	(426)	0	(1,119)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		21,950	(2,327)	2,065	0	(262)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		900	(134)	120	0	(14)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.175		9,600	(1,402)	1,165	0	(237)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.499		30,407	(8,279)	7,025	0	(1,254)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.789		21,800	(3,761)	2,527	0	(1,234)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		1,900	(176)	126	0	(50)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.644		19,000	(779)	801	22	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		42,400	(1,409)	1,498	89	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.804		9,700	(600)	622	22	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.894		3,100	(577)	584	7	0
	Russia Government International Bond	1.000	Quarterly	06/20/2020	0.909		2,700	(368)	374	6	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		10,800	(821)	826	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.327		76,300	(1,669)	667	0	(1,002)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		8,400	(950)	677	0	(273)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		9,400	(601)	464	0	(137)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		62,300	(4,361)	2,954	0	(1,407)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2019	0.602		4,100	332	(63)	269	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.090		3,100	267	67	334	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707		20,600	218	41	259	0
	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		32,000	3,576	(2,815)	761	0
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623		13,100	696	(470)	226	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.865		11,500	(490)	497	7	0
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.394		12,900	(62)	123	61	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.984		9,285	(141)	150	9	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		55,100	243	(511)	0	(268)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.280		25,800	(1,059)	1,202	143	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.282		5,200	(161)	199	38	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		187,100	(1,658)	(1,144)	0	(2,802)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		79,102	(7,962)	7,017	0	(945)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		10,600	(1,795)	1,632	0	(163)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.175		3,140	(445)	368	0	(77)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	2.499		13,900	(4,157)	3,584	0	(573)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		6,600	(605)	431	0	(174)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.644		34,500	(1,400)	1,440	40	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		38,300	(1,615)	1,695	80	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.804		40,240	(2,226)	2,316	90	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		26,370	(2,048)	2,061	13	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.327		13,100	(59)	(113)	0	(172)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		18,340	(1,888)	1,291	0	(597)
	Russia Government International Bond	1.000	Quarterly	09/20/2024	1.661		14,861	(2,032)	1,498	0	(534)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		26,700	(1,655)	1,265	0	(390)
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2018	0.865		19,300	(823)	835	12	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104		13,500	(602)	596	0	(6)
	Colombia Government International Bond	1.000	Quarterly	03/20/2019	0.394		12,900	(56)	117	61	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2019	0.280		12,900	(564)	635	71	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2019	0.282		22,200	(766)	928	162	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		13,418	(1,236)	1,076	0	(160)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.789		7,400	(1,201)	782	0	(419)
	Russia Government International Bond	1.000	Quarterly	09/20/2018	0.644		42,700	(1,761)	1,810	49	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		27,300	(824)	881	57	0
	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.804		31,700	(2,220)	2,291	71	0
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.956		34,600	(3,812)	3,857	45	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		37,800	(4,481)	4,500	19	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141		34,400	(1,340)	1,192	0	(148)
	Russia Government International Bond	1.000	Quarterly	06/20/2024	1.621		9,200	(845)	546	0	(299)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		11,600	(819)	557	0	(262)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	4.419		68,800	7,692	(6,055)	1,637	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		36,600	123	(301)	0	(178)
	Novo Banco S.A.	5.000	Quarterly	12/20/2021	8.955	EUR	1,200	(330)	269	0	(61)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		$50,100	(4,637)	4,039	0	(598)
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.240		1,400	(150)	176	26	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.898		13,000	62	(2)	60	0
	Russia Government International Bond	1.000	Quarterly	03/20/2019	0.755		5,000	(289)	300	11	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.993		9,100	(1,126)	1,131	5	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.327		52,300	(192)	(495)	0	(687)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.418		445,200	(8,638)	363	0	(8,275)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		7,600	(534)	362	0	(172)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	2.011		175,400	(3,681)	(3,460)	0	(7,141)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.706		26,500	107	195	302	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		9,700	(597)	455	0	(142)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		39,700	(2,847)	1,950	0	(897)
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.998		19,300	1,130	(372)	758	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706		800	(59)	41	0	(18)

								$(149,961)	$117,435	$13,289	$(45,815)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	Monthly	08/25/2037	$41,896	$(23,514)	$21,528	$0	$(1,986)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,092	(2,878)	1,736	0	(1,142)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	186,052	(5,223)	6,450	1,227	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	8,000	(19)	131	112	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,000	(2,626)	1,766	0	(860)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	13,175	(7,444)	6,819	0	(625)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	12,318	(438)	519	81	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,400	(592)	849	257	0
	PRIMEX.ARM.2-AAA SP BRC «	4.580	Monthly	12/25/2037	4,046	159	(107)	52	0
CBK	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	18,425	(8,982)	7,883	0	(1,099)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	101,182	(56,945)	52,148	0	(4,797)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	49,272	(2,073)	2,398	325	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	1,978	158	0
DUB	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	18,445	(10,375)	9,501	0	(874)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	16,996	(9,607)	5,797	0	(3,810)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	732	0	(274)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	156,686	(4,260)	5,293	1,033	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	192,300	(8,719)	9,826	1,107	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	40,359	1,876	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,001	0	(4)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	348	140	0
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	27,118	(24,103)	16,515	0	(7,588)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	332	0	(104)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	170,218	(95,680)	87,611	0	(8,069)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	99,300	(54,706)	32,443	0	(22,263)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	284,302	(9,233)	11,108	1,875	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	319,100	(10,824)	12,662	1,838	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	9,228	532	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	70,000	(1,616)	1,592	0	(24)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	694	279	0
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	16,379	(3,690)	2,409	0	(1,281)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	63,898	(26,003)	22,974	0	(3,029)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	5,092	(1,774)	632	0	(1,142)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	416,750	(5,102)	3,261	0	(1,841)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	243,805	(7,126)	8,734	1,608	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	116,600	(4,228)	4,899	671	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	3,659	208	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	8,320	0	(68)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	25,000	(1,882)	2,125	243	0
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	910	(383)	128	0	(255)
	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	62	0	(29)
	ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	15	0	(69)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,096	0	(1,411)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	100,600	(4,532)	5,111	579	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	37,205	1,855	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	2,580	0	(104)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	12,923	(2,586)	1,575	0	(1,011)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	8,036	(325)	378	53	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,800	(2,567)	2,848	281	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,901	458	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	12,347	0	(55)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	126,938	(16,185)	6,256	0	(9,929)
	ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	21,080	(11,831)	10,832	0	(999)
	ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	12,731	(7,198)	4,344	0	(2,854)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,014	0	(359)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	174,424	(4,808)	5,958	1,150	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	127,000	(4,348)	5,079	731	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,715	205	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	892	0	(3)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	943	261	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	385,000	(6,345)	4,644	0	(1,701)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,386	130	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	56,663	(2,073)	2,447	374	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,400	(820)	926	106	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,266	164	0

						$(595,791)	$536,101	$19,969	$(79,659)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	Semi-Annual	12/15/2021	AUD	97,200	$(138)	$7,272	$7,134	$0
GLM	Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2023		$7,000,000	28,450	24,529	52,979	0
	Pay	3-Month USD-LIBOR	3.000	Semi-Annual	07/19/2023		10,000,000	47,850	38,227	86,077	0
	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(205)	10,907	10,702	0
MYC	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	06/29/2022		$10,000,000	(4,665)	7,081	2,416	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	9,683	9,581	0

								$71,190	$97,699	$168,889	$0

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	09/20/2018	$8,000	$(42)	$(32)	$0	$(74)
GST	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR	Maturity	09/20/2018	7,900	(41)	(10)	0	(51)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	09/20/2018	16,400	(10)	196	186	0

								$(93)	$154	$186	$(125)

Total Swap Agreements								$(674,655)	$751,389	$202,333	$(125,599)

(s)

Securities with an aggregate market value of $130,236 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,211,542	$287,998	$3,499,540
Corporate Bonds & Notes
Banking & Finance	0	13,415,453	573,120	13,988,573
Industrials	0	6,297,114	6,139	6,303,253
Utilities	0	3,042,120	0	3,042,120
Convertible Bonds & Notes
Industrials	0	38,487	0	38,487
Municipal Bonds & Notes
California	0	6,600	0	6,600
Illinois	0	148,205	0	148,205
Iowa	0	127	0	127
Missouri	0	25,124	0	25,124
Puerto Rico	0	41,137	0	41,137
Texas	0	356	0	356
U.S. Government Agencies	0	25,948,191	48,103	25,996,294
U.S. Treasury Obligations	0	21,801,265	0	21,801,265
Non-Agency Mortgage-Backed Securities	2,265	19,585,467	9,177,873	28,765,605
Asset-Backed Securities	0	21,681,328	2,216,841	23,898,169
Sovereign Issues	0	11,220,740	0	11,220,740
Mutual Funds	1	0	0	1
Common Stocks
Consumer Discretionary	126,753	0	0	126,753
Energy	0	0	1,029	1,029
Financials	0	0	7,787	7,787
Health Care	0	0	154	154
Utilities	327	0	0	327
Warrants
Industrials	0	0	175	175
Information Technology	0	0	52	52
Convertible Preferred Securities
Banking & Finance	1,007	0	0	1,007
Preferred Securities
Banking & Finance	6,531	9,406	0	15,937
Industrials	0	0	11,408	11,408
Real Estate Investment Trusts
Real Estate	237,009	0	0	237,009
Short-Term Instruments
Certificates of Deposit	0	279,345	0	279,345
Commercial Paper	28,942	2,378,611	0	2,407,553
Repurchase Agreements	0	338,431	0	338,431
Short-Term Notes	0	78,414	0	78,414
Argentina Treasury Bills	0	697,670	0	697,670
Greece Treasury Bills	0	445,254	0	445,254
Nigeria Treasury Bills	0	29,977	0	29,977
U.S. Treasury Bills	0	8,090	0	8,090
	$402,835	$130,728,454	$12,330,679	$143,461,968

Investments in Affiliates, at Value
Common Stocks
Energy	$0	$0	$42,107	$42,107
Industrials	0	0	5,536	5,536
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$709,149	$0	$0	$709,149

	$709,149	$0	$47,643	$756,792

Total Investments	$1,111,984	$130,728,454	$12,378,322	$144,218,760

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(10,808,320)	0	(10,808,320)
U.S. Treasury Obligations	0	(220,634)	0	(220,634)
	$0	$(11,028,954)	$0	$(11,028,954)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,075	50,596	0	51,671
Over the counter	0	2,263,968	810	2,264,778
	$1,075	$2,314,564	$810	$2,316,449

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,374)	(29,141)	0	(31,515)
Over the counter	0	(860,940)	0	(860,940)

	$(2,374)	$(890,081)	$0	$(892,455)

Total Financial Derivative Instruments	$(1,299)	$1,424,483	$810	$1,423,994

Totals	$1,110,685	$121,123,983	$12,379,132	$134,613,800

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$311,607	$88,933	$(39,383)	$14	$461	$(3,715)	$78,821	$(148,740)	$287,998	$(2,735)
Corporate Bonds & Notes
Banking & Finance	70,557	504,309	(177)	0	(2)	(1,567)	0	0	573,120	(1,565)
Industrials	6,588	0	(274)	(2)	(11)	(162)	0	0	6,139	(153)
U.S. Government Agencies	0	48,073	0	0	0	30	0	0	48,103	30
Non-Agency Mortgage-Backed Securities	4,543,314	8,777,646	(1,877,264)	(568)	(18,795)	(109,121)	0	(2,137,339)	9,177,873	(38,632)
Asset-Backed Securities	505,041	2,208,487	(494,181)	(128)	87	2,947	2,191	(7,603)	2,216,841	4,711
Common Stocks
Energy	1,091	0	0	0	0	(62)	0	0	1,029	(62)
Financials	8,278	0	0	0	0	(491)	0	0	7,787	(491)
Health Care	162	0	0	0	0	(8)	0	0	154	(8)
Warrants
Industrials	225	0	0	0	0	(50)	0	0	175	(50)
Information Technology	7	0	0	0	0	45	0	0	52	45
Preferred Securities
Industrials	11,408	0	0	0	0	0	0	0	11,408	0

	$5,458,278	$11,627,448	$(2,411,279)	$(684)	$(18,260)	$(112,154)	$81,012	$(2,293,682)	$12,330,679	$(38,910)
Investments in Affiliates, at Value
Common Stocks
Energy	46,644	0	0	0	0	(4,537)	0	0	42,107	(4,537)
Industrials	4,674	0	0	0	0	862	0	0	5,536	862

	$51,318	$0	$0	$0	$0	$(3,675)	$0	$0	$47,643	$(3,675)
Financial Derivative Instruments – Assets
Over the counter	$903	$0	$(33)	$0	$22	$(82)	$0	$0	$810	$(82)

Totals	$5,510,499	$11,627,448	$(2,411,312)	$(684)	$(18,238)	$(115,911)	$81,012	$(2,293,682)	$12,379,132	$(42,667)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$206,569	Proxy Pricing	Base Price	98.010 - 100.074
	81,429	Third Party Vendor	Broker Quote	99.000 - 105.000
Corporate Bonds & Notes
Banking & Finance	573,120	Proxy Pricing	Base Price	44.980 - 99.640
Industrials	5,122	Proxy Pricing	Base Price	101.670
	1,017	Third Party Vendor	Broker Quote	107.060
U.S. Government Agencies	48,103	Proxy Pricing	Base Price	102.500
Non-Agency Mortgage-Backed Securities	9,071,892	Proxy Pricing	Base Price	35.850 - 102.203
	105,981	Third Party Vendor	Broker Quote	90.000
Asset-Backed Securities	2,214,122	Proxy Pricing	Base Price	2.781 - 101.552
	2,719	Third Party Vendor	Broker Quote	97.625 - 100.000
Common Stocks
Energy	1,029	Other Valuation Techniques (3)	—	—
Financials	7,787	Discounted Cash Flow	Discounted Rate	$1.200
Health Care	154	Third Party Vendor	Broker Quote	$1.600
Warrants
Industrials	175	Other Valuation Techniques (3)	—	—
Information Technology	52	Other Valuation Techniques (3)	—	—
Preferred Securities
Industrials	11,408	Indicative Market Quotation	Broker Quote	$900.000
Investments in Affiliates, at Value
Common Stocks
Energy	42,107	Other Valuation Techniques (3)	—	—
Warrants
Industrials	5,536	Other Valuation Techniques (3)	—	—
Financial Derivative Instruments – Assets
Over the counter	810	Other Valuation Techniques (3)	—	—

Total	$12,379,132

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Fund (U.S. Dollar-Hedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	9,700	$10,322
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	131,380	4,145
40.000% (ARPP7DRR) due 06/21/2020 ~		154,670	5,571

Total Argentina (Cost $27,951)			20,038

AUSTRALIA 0.2%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Four Trust
2.920% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	14,389	10,649

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.825% due 05/13/2045 •		3,222	2,386
TORRENS Trust
3.265% due 05/16/2042 •		971	720

			3,106

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (g)		8,902	7,480

Total Australia (Cost $24,165)			21,235

BRAZIL 0.9%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	1,967
5.999% due 01/27/2028 (k)		26,902	24,393
5.999% due 01/27/2028		467	424
6.125% due 01/17/2022		3,258	3,322
7.250% due 03/17/2044		900	836
7.375% due 01/17/2027		11,400	11,414

			42,356

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		6,000	5,838

SOVEREIGN ISSUES 0.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (e)	BRL	124,500	31,611

Total Brazil (Cost $87,006)			79,805

CANADA 5.1%
CORPORATE BONDS & NOTES 1.3%
Bank of Nova Scotia
1.875% due 04/26/2021		$33,900	32,817
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		9,700	9,707
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		10,400	10,401
3.041% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,728
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,200	10,727
Royal Bank of Canada
2.200% due 09/23/2019		$4,300	4,271
2.300% due 03/22/2021		22,000	21,580

Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	28,690

			124,921

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.750% due 06/01/2020	CAD	7,033	5,361
1.950% due 07/01/2020		18,112	13,850
1.950% due 08/01/2020		6,678	5,107

			24,318

SOVEREIGN ISSUES 3.5%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		10,378	9,901
Province of Alberta
1.250% due 06/01/2020		35,000	26,194
2.350% due 06/01/2025		33,600	25,061
Province of British Columbia
2.300% due 06/18/2026		7,400	5,494
Province of Ontario
2.500% due 04/27/2026		$4,000	3,799
2.600% due 06/02/2025	CAD	229,400	173,562
3.150% due 06/02/2022		3,400	2,656
3.500% due 06/02/2024		50,000	39,858
Province of Quebec
3.000% due 09/01/2023		19,200	14,940
3.500% due 12/01/2022		6,500	5,161
4.250% due 12/01/2021		8,800	7,116
5.000% due 12/01/2038		8,100	8,064
6.000% due 10/01/2029		3,200	3,163

			324,969

Total Canada (Cost $487,114)			474,208

CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 3.3%
Apidos CLO
3.482% due 07/22/2026 •		$12,000	12,004
Atlas Senior Loan Fund Ltd.
3.023% due 02/17/2026 •		5,200	5,191
Bowman Park CLO Ltd.
3.510% due 11/23/2025 •		19,500	19,518
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 •		6,200	6,184
Cent CLO Ltd.
3.576% due 07/27/2026 •		7,700	7,711
CIFC Funding Ltd.
3.220% due 10/25/2027 •		18,450	18,451
Emerson Park CLO Ltd.
3.328% due 07/15/2025 •		6,623	6,628
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		5,600	5,600
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)		23,000	23,000
2.925% due 06/20/2027 •		15,400	15,392
Flagship CLO Ltd.
0.000% due 01/16/2026 •		5,200	5,198
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		12,050	12,036
Monarch Grove CLO
3.240% due 01/25/2028 •		15,000	15,006
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		4,400	4,396
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		7,550	7,550
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		2,400	2,401
Oaktree CLO Ltd.
3.579% due 10/20/2026 •		8,500	8,512
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		6,850	6,853
3.448% due 04/15/2026 •		5,100	5,101
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		8,232	8,238
Regatta Funding Ltd.
3.520% due 10/25/2026 •		11,200	11,215
Sound Point CLO Ltd.
3.249% due 01/20/2028 •		11,800	11,800
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		10,093	10,104

Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~		796	796
Symphony CLO Ltd.
3.228% due 04/15/2028 •		4,650	4,650
3.533% due 10/17/2026 •		6,400	6,401
Telos CLO Ltd.
3.303% due 04/17/2028 •		13,050	13,050
TICP CLO Ltd.
3.199% due 04/20/2028 •		18,600	18,480
3.743% due 04/20/2028 •		22,500	22,333
Venture CLO Ltd.
3.228% due 04/15/2027 •		4,500	4,491
WhiteHorse Ltd.
3.010% due 04/17/2027 •		4,900	4,892

			303,182

CORPORATE BONDS & NOTES 0.2%
Ambac LSNI LLC
7.337% due 02/12/2023 •		1,003	1,019
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,400
QNB Finance Ltd.
1.880% due 08/02/2018		7,000	6,995
Tencent Holdings Ltd.
3.595% due 01/19/2028		1,300	1,231

			16,645

Total Cayman Islands (Cost $320,348)			319,827

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	670
China Government International Bond
3.380% due 05/23/2023		4,600	692
4.080% due 08/22/2023		4,600	715

Total China (Cost $2,148)			2,077

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
BRFkredit A/S
2.000% due 10/01/2047	DKK	162,868	25,809
2.500% due 10/01/2047		91	15
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		126,369	20,040
2.500% due 10/01/2037		12,299	2,047
2.500% due 10/01/2047		111	18
Nykredit Realkredit A/S
2.000% due 10/01/2047		715,003	113,331
2.500% due 10/01/2037		158,582	26,391
2.500% due 10/01/2047		2,472	405
Realkredit Danmark A/S
2.000% due 10/01/2047		522,741	82,795
2.500% due 10/01/2037		32,709	5,444
2.500% due 07/01/2047		87	14

Total Denmark (Cost $255,975)			276,309

FRANCE 4.1%
CORPORATE BONDS & NOTES 1.6%
Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		$5,300	5,289
8.125% due 09/19/2033 •(i)		10,488	10,598
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	17,416
1.875% due 03/28/2019		$12,500	12,428
1.875% due 01/29/2020		5,500	5,418
1.875% due 09/15/2021		43,000	41,467
2.000% due 01/22/2021	EUR	19,500	24,066
2.250% due 02/18/2020		$22,400	22,179
2.500% due 01/25/2021		4,650	4,594
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,891

Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		3,700	3,748

			150,094

SOVEREIGN ISSUES 2.5%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	128,800	167,042
3.250% due 05/25/2045 (k)		38,900	63,807

			230,849

Total France (Cost $345,615)			380,943

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
1.875% due 02/28/2020	GBP	500	652
3.150% due 01/22/2021		$2,000	1,936
3.177% (US0003M + 0.815%) due 01/22/2021 ~		19,900	19,539
4.250% due 10/14/2021		37,700	37,144
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,533
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	14,409
5.375% due 04/23/2024		15,000	11,364

			89,577

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024	EUR	1,500	1,751

Total Germany (Cost $96,745)			91,328

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,601

Total Guernsey, Channel Islands (Cost $16,765)			16,601

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd.
3.900% due 04/06/2028		5,960	5,957

Total Hong Kong (Cost $5,942)			5,957

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ICICI Bank Ltd.
3.441% (US0003M + 1.120%) due 12/04/2018 ~		3,100	3,101

Total India (Cost $3,103)			3,101

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.1%
Castle Park CLO
0.671% due 01/15/2028 •	EUR	1,300	1,526
CVC Cordatus Loan Fund Ltd.
0.780% due 01/24/2028 •		10,000	11,694

			13,220

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	704
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		6,800	6,698
2.400% due 09/23/2021		1,900	1,820

SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		1,150	1,124

			10,346

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	34,666

Total Ireland (Cost $53,667)			58,232

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$8,000	7,742
4.125% due 01/17/2048		6,300	5,971

Total Israel (Cost $14,189)			13,713

ITALY 4.8%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	25,900	30,546
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		9,900	11,420
7.000% due 01/19/2021 •(h)(i)		3,100	3,706
7.750% due 01/11/2027 •(h)(i)		11,450	14,455
UniCredit SpA
6.625% due 06/03/2023 •(h)(i)		300	348

			60,475

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Apulia Finance SRL
0.432% due 06/20/2058 •		1,095	1,283
Berica ABS SRL
0.000% due 12/31/2055 •		318	371
Casa d’Este Finance SRL
0.029% due 09/15/2040 •		1,106	1,290
Claris Abs SRL
0.081% due 10/31/2060 •		3,827	4,456

			7,400

SOVEREIGN ISSUES 4.0%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		56,300	63,989
1.450% due 11/15/2024		83,600	93,493
2.350% due 09/15/2024 (g)		1,913	2,420
2.450% due 09/01/2033		7,400	8,101
2.700% due 03/01/2047		1,400	1,463
2.800% due 03/01/2067		21,100	21,393
2.950% due 09/01/2038		54,500	61,496
3.250% due 09/01/2046		400	462
3.450% due 03/01/2048		60,400	70,964
4.500% due 03/01/2024		22,500	29,677
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	14,978

			368,436

Total Italy (Cost $447,774)			436,311

JAPAN 9.8%
CORPORATE BONDS & NOTES 1.2%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,463
2.241% due 02/16/2021		2,300	2,241
2.362% due 05/28/2021		100	97
2.903% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,821
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		3,400	3,438
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		6,324	6,258
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,698
ORIX Corp.
3.250% due 12/04/2024		2,500	2,390

Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,740

			108,146

SOVEREIGN ISSUES 8.6%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,427
2.000% due 10/19/2021		1,600	1,543
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,294
2.375% due 07/21/2022		6,300	6,118
2.375% due 11/16/2022		4,900	4,740
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	53,152
2.625% due 04/20/2022		2,000	1,952
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	69,114
1.400% due 09/20/2034		14,680,000	155,030
1.700% due 09/20/2032		40,530,000	441,080
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	15,461
2.500% due 06/08/2022		6,300	6,127

			791,038

Total Japan (Cost $846,223)			899,184

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		17,200	16,779
3.500% due 03/20/2027		54,200	52,862

Total Kuwait (Cost $70,847)			69,641

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		14,600	15,638

Total Lithuania (Cost $15,592)			15,638

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS
3.000% due 03/12/2020		2,800	2,787
3.850% due 06/15/2024		2,700	2,654
Aroundtown S.A.
1.625% due 01/31/2028	EUR	2,200	2,401
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		6,541	7,152
European Financial Stability Facility
1.375% due 05/31/2047		6,000	6,718
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		7,200	8,520

Total Luxembourg (Cost $30,627)			30,232

NETHERLANDS 1.1%
ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.031% due 07/17/2066 •		4,174	4,875
0.334% due 11/17/2064 •		1,465	1,719
Dryden Euro CLO BV
0.659% due 08/23/2026 •		6,700	7,830
1.250% due 08/23/2026		550	643

			15,067

CORPORATE BONDS & NOTES 0.9%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	8,869
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(h)(i)	EUR	3,667	4,584
6.625% due 06/29/2021 •(h)(i)		3,000	3,948
6.875% due 03/19/2020 (i)		15,800	20,484
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,282

E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	1,961
ING Bank NV
2.625% due 12/05/2022		$25,000	24,465
4.125% due 11/21/2023 •		7,600	7,624
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		2,700	2,578
Mylan NV
3.150% due 06/15/2021		1,800	1,781
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	2,500	3,468
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		3,600	4,276

			85,320

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.671% due 07/17/2041 •		1,200	1,364

Total Netherlands (Cost $99,016)			101,751

NEW ZEALAND 0.3%
SOVEREIGN ISSUES 0.3%
New Zealand Government International Bond
6.000% due 05/15/2021	NZD	38,600	29,101

Total New Zealand (Cost $31,597)			29,101

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,086
3.250% due 06/28/2023		6,500	6,496

			26,582

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,263

Total Norway (Cost $34,880)			33,845

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	33,288
4.000% due 10/25/2023		1,450	415

Total Poland (Cost $31,507)			33,703

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	20,700	7,252

Total Portugal (Cost $23,329)			7,252

QATAR 1.1%
CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,673
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,128

			8,801

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
3.875% due 04/23/2023		60,950	61,019

4.500% due 04/23/2028		30,800	31,142

			92,161

Total Qatar (Cost $100,205)			100,962

SAUDI ARABIA 1.8%
SOVEREIGN ISSUES 1.8%
Saudi Government International Bond
2.375% due 10/26/2021		$74,300	71,447
2.875% due 03/04/2023		5,600	5,395
3.250% due 10/26/2026		6,200	5,821
3.625% due 03/04/2028		16,900	16,106
4.000% due 04/17/2025		32,800	32,686
4.500% due 04/17/2030		32,500	32,525

Total Saudi Arabia (Cost $167,034)			163,980

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		1,900	1,808
3.413% (US0003M + 1.050%) due 05/02/2021 ~		2,000	2,016
3.500% due 09/18/2027		4,100	3,777
Clifford Capital Pte Ltd.
3.380% due 03/07/2028		9,400	9,276
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		11,500	11,536
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		3,700	3,402

Total Singapore (Cost $32,141)			31,815

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.125% due 02/18/2019		55,200	55,645
5.250% due 02/18/2024		19,817	21,575

Total Slovenia (Cost $76,180)			77,220

SPAIN 1.7%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	4,000	4,869
7.000% due 02/19/2019 •(h)(i)		1,400	1,676
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		3,000	3,697

			10,242

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 12/27/2030 •		480	559

SOVEREIGN ISSUES 1.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035		3,400	4,216
4.801% due 07/31/2020		8,000	9,910
4.900% due 09/15/2021		17,700	22,468
4.950% due 02/11/2020		9,500	11,742
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,524
Spain Government International Bond
1.450% due 10/31/2027		11,220	13,336
1.500% due 04/30/2027		34,750	41,637
2.150% due 10/31/2025		2,650	3,368
2.900% due 10/31/2046		33,000	42,083
5.250% due 04/06/2029	GBP	900	1,395

			151,679

Total Spain (Cost $156,901)			162,480

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	162

Asian Development Bank
0.500% due 03/24/2020		7,300	5,208
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,620
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,106
0.500% due 12/21/2023		500	323
European Investment Bank
0.500% due 06/21/2023		13,600	8,916
0.500% due 08/10/2023		20,700	13,516

Total Supranational (Cost $40,897)			35,851

SWEDEN 4.9%
CORPORATE BONDS & NOTES 4.9%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	67,906
2.250% due 09/21/2022		507,100	60,813
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	49,817
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	33,196
Stadshypotek AB
1.500% due 12/15/2021		525,000	61,247
2.500% due 09/18/2019		98,000	11,331
2.500% due 04/05/2022		$21,700	21,186
4.500% due 09/21/2022	SEK	440,000	57,515
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	36,861
2.000% due 06/17/2026		102,000	12,022
Swedbank Hypotek AB
1.000% due 06/15/2022		326,100	37,332

Total Sweden (Cost $449,343)			449,226

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$14,614	15,578
Credit Suisse Group AG
3.536% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,199
3.869% due 01/12/2029 •		2,600	2,449
UBS AG
2.200% due 06/08/2020		17,100	16,765
2.901% due 06/08/2020 •		28,600	28,693
5.125% due 05/15/2024 (i)		5,800	5,795
7.625% due 08/17/2022 (i)		8,347	9,235
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		1,300	1,287
3.000% due 04/15/2021		4,600	4,531
3.293% (US0003M + 0.950%) due 08/15/2023 ~		16,000	16,027

			116,559

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,274

Total Switzerland (Cost $128,523)			127,833

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,826

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		7,100	6,812
3.125% due 10/11/2027		12,900	12,033

			18,845

Total United Arab Emirates (Cost $29,848)			28,671

UNITED KINGDOM 10.4%
CORPORATE BONDS & NOTES 3.9%
Barclays Bank PLC
5.125% due 01/08/2020		1,200	1,234
7.625% due 11/21/2022 (i)		37,139	40,050

Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	3,100	3,735
7.000% due 09/15/2019 •(h)(i)	GBP	3,400	4,594
7.875% due 09/15/2022 •(h)(i)		1,400	1,964
8.000% due 12/15/2020 •(h)(i)	EUR	1,500	1,944
8.250% due 12/15/2018 •(h)(i)		$5,451	5,548
BAT International Finance PLC
2.750% due 06/15/2020		800	792
British Telecommunications PLC
9.625% due 12/15/2030		7,950	11,381
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	5,850	8,385
Frontier Finance PLC
8.000% due 03/23/2022		25,800	34,041
HSBC Holdings PLC
4.561% (US0003M + 2.240%) due 03/08/2021 ~		$18,500	19,353
4.583% due 06/19/2029 •		3,400	3,437
6.250% due 03/23/2023 •(h)(i)		4,300	4,225
6.500% due 03/23/2028 •(h)(i)		5,800	5,575
Imperial Brands Finance PLC
2.950% due 07/21/2020		900	891
Lloyds Bank PLC
2.853% (US0003M + 0.490%) due 05/07/2021 ~		8,300	8,315
3.300% due 05/07/2021		9,900	9,886
4.875% due 03/30/2027	GBP	6,000	9,804
5.800% due 01/13/2020		$2,200	2,284
Lloyds Banking Group PLC
4.450% due 05/08/2025		4,200	4,228
6.375% due 06/27/2020 •(h)(i)	EUR	500	623
7.000% due 06/27/2019 •(h)(i)	GBP	18,964	25,555
7.625% due 06/27/2023 •(h)(i)		2,900	4,194
7.875% due 06/27/2029 •(h)(i)		1,700	2,611
Nationwide Building Society
3.766% due 03/08/2024 •		$16,000	15,679
6.875% due 06/20/2019 •(h)(i)	GBP	1,700	2,295
10.250% ~(h)		17	3,333
RAC Bond Co. PLC
4.870% due 05/06/2046		2,100	2,888
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,688
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		27,700	27,665
4.519% due 06/25/2024 •		9,800	9,815
7.500% due 08/10/2020 •(h)(i)		700	715
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	14,811
3.125% due 01/08/2021		4,000	3,954
3.373% due 01/05/2024 •		5,000	4,811
3.823% due 11/03/2028 •		2,600	2,391
7.375% due 06/24/2022 •(h)(i)	GBP	1,000	1,377
Tesco PLC
6.125% due 02/24/2022		1,395	2,093
Tesco Property Finance PLC
5.411% due 07/13/2044		9,725	14,554
7.623% due 07/13/2039		942	1,669
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	13,261
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		$8,000	7,969
3.750% due 01/16/2024		4,900	4,862

			356,479

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Business Mortgage Finance PLC
1.020% due 02/15/2039 •	GBP	71	94
2.640% due 02/15/2041 •		5,719	7,559
EuroMASTR PLC
0.831% due 06/15/2040 •		155	197
Eurosail PLC
0.000% due 12/10/2044 •	EUR	2,714	3,148
0.000% due 12/15/2044 •		7,714	8,717
0.000% due 03/13/2045 •		229	265
0.785% due 06/10/2044 •	GBP	4,379	5,742
0.787% due 03/13/2045 •		38	50
1.577% due 06/13/2045 •		961	1,264
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	22	25
0.000% due 03/18/2039 •		1,471	1,692
0.771% due 06/18/2039 •	GBP	35	45
2.465% due 06/18/2039 •		$1,306	1,282
Landmark Mortgage Securities PLC
0.851% due 06/17/2038 •	GBP	31	40
Ludgate Funding PLC
0.000% due 01/01/2061 •	EUR	204	230

Mansard Mortgages PLC
1.281% due 12/15/2049 •	GBP	8,234	10,796
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	4,431	4,798
0.279% due 12/15/2050 •		8,382	9,683
0.831% due 12/15/2050 •	GBP	3,822	4,622
0.871% due 12/01/2050 •		74	94
0.929% due 12/15/2050 •	EUR	1,740	2,002
1.179% due 12/15/2050 •		2,854	3,233
1.631% due 12/15/2050 •	GBP	3,829	5,010
1.881% due 12/15/2050 •		2,158	2,805
Paragon Mortgages PLC
0.000% due 06/15/2041 •	EUR	300	340
0.033% due 05/15/2041 •		282	324
1.000% due 05/15/2041 •	GBP	28	37
Resloc UK PLC
0.791% due 12/15/2043 •		724	919
0.851% due 12/15/2043 •		1,245	1,549
Ripon Mortgages PLC
1.423% due 08/20/2056 •		29,703	39,397
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	130	146
0.779% due 06/12/2044 •	GBP	2,292	2,914
0.795% due 06/12/2044 •		6,123	7,815
2.476% due 06/12/2044 •		$320	310
Thrones PLC
2.254% due 07/20/2044 •	GBP	1,380	1,826
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	20	23
0.825% due 06/10/2059 •	GBP	4,151	5,328
0.975% due 06/10/2059 •		959	1,209
1.175% due 06/10/2059 •		750	951
1.375% due 06/10/2059 •		799	996
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		1	5,604
1.436% due 12/21/2049 •		65,700	87,000
2.136% due 12/21/2049 •		6,230	8,344
2.636% due 12/21/2049 •		3,115	4,180
3.136% due 12/21/2049 •		1,780	2,389
3.636% due 12/21/2049 •		1,780	2,362

			247,356

SOVEREIGN ISSUES 3.8%
United Kingdom Gilt
1.500% due 07/22/2047 (k)		74,800	93,456
3.250% due 01/22/2044 (k)		99,800	171,971
3.500% due 01/22/2045 (k)		3,900	7,043
4.250% due 12/07/2040 (k)		40,600	78,621

			351,091

Total United Kingdom (Cost $945,354)			954,926

UNITED STATES 34.1%
ASSET-BACKED SECURITIES 4.6%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$158	153
ACE Securities Corp. Home Equity Loan Trust
2.481% due 02/25/2036 •		17,127	10,801
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.561% due 10/25/2035 •		280	281
Amresco Residential Securities Corp. Mortgage Loan Trust
3.031% due 06/25/2029 •		221	212
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.911% due 02/25/2034 •		404	396
Asset-Backed Funding Certificates Trust
2.221% due 01/25/2037 •		6,188	4,604
Asset-Backed Securities Corp. Home Equity Loan Trust
3.186% due 02/25/2035 •		9,804	9,901
3.423% due 04/15/2033 •		1,116	1,108
Bear Stearns Asset-Backed Securities Trust
2.311% due 03/25/2037 •		10,667	8,925
2.751% due 10/25/2032 •		13	13
2.891% due 10/27/2032 •		42	40
3.091% due 10/25/2037 •		52	53
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •		331	260
2.241% due 12/25/2036 •		7,493	3,963
2.251% due 12/25/2036 •		3,728	2,467
2.261% due 05/25/2037 •		4,143	4,124
2.271% due 01/25/2037 •		7,324	5,289
2.351% due 03/25/2036 •		9,148	7,908
2.391% due 08/25/2036 •		16,899	15,597
4.556% due 10/25/2037		2,209	2,299

Citigroup Mortgage Loan Trust, Inc.
2.351% due 03/25/2037 •	3,249	2,921
2.351% due 06/25/2037 •	3,726	3,600
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•	1,627	1,526
2.231% due 05/25/2035 •	5,724	5,445
2.231% due 06/25/2035 •	8,232	7,543
2.231% due 08/25/2037 •	6,236	5,880
2.251% due 05/25/2036 •	5,201	4,594
2.261% due 06/25/2047 •	2,287	2,270
2.291% due 06/25/2047 •	8,617	7,695
2.331% due 03/25/2036 •	2,045	1,851
2.381% due 07/25/2036 •	5,909	5,809
2.431% due 12/25/2036 ^•	449	250
2.741% due 01/25/2036 •	4,900	4,633
4.814% due 08/25/2035 ^~	1,823	1,660
Countrywide Asset-Backed Certificates Trust
3.096% due 10/25/2035 •	12,200	12,031
3.666% due 12/25/2034 •	10,071	9,871
4.616% due 10/25/2035 ~	70	71
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	47	47
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •	5	3
First Franklin Mortgage Loan Trust
2.991% due 03/25/2034 •	1,408	1,416
Fremont Home Loan Trust
2.241% due 10/25/2036 •	8,423	4,595
2.361% due 02/25/2036 •	7,522	5,522
GSAA Home Equity Trust
2.271% due 03/25/2036 •	9,722	5,527
GSAA Trust
5.995% due 03/25/2046 ^~	1,384	983
Home Equity Asset Trust
2.691% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
2.261% due 04/25/2037 •	5,778	4,458
2.331% due 04/25/2037 •	10,990	8,310
HSI Asset Securitization Corp. Trust
2.351% due 04/25/2037 •	9,131	5,532
2.501% due 01/25/2036 •	4,500	4,374
JPMorgan Mortgage Acquisition Trust
2.201% due 08/25/2036 •	71	56
2.226% due 07/25/2036 •	4,717	3,903
Long Beach Mortgage Loan Trust
2.611% due 08/25/2045 •	2,590	2,528
2.651% due 10/25/2034 •	12	12
2.916% due 06/25/2035 •	5	5
MASTR Asset-Backed Securities Trust
2.191% due 08/25/2036 •	8,267	4,389
2.241% due 03/25/2036 •	1,044	762
2.241% due 10/25/2036 •	14,144	6,687
2.311% due 10/25/2036 •	4,209	2,010
2.826% due 10/25/2035 •	10,803	9,842
Merrill Lynch Mortgage Investors Trust
2.171% due 09/25/2037 •	39	14
2.211% due 02/25/2037 •	56	25
2.811% due 05/25/2036 •	806	793
MESA Trust
2.760% due 12/25/2031 •	109	108
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 10/25/2036 •	1,128	1,070
2.231% due 05/25/2037 •	4,740	3,715
2.241% due 11/25/2036 •	13,538	9,366
2.331% due 06/25/2036 •	5,924	4,169
Morgan Stanley Home Equity Loan Trust
2.261% due 04/25/2037 •	14,169	9,676
2.321% due 04/25/2037 •	10,432	7,169
2.441% due 04/25/2037 •	1,501	1,045
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,744	818
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.381% due 03/25/2036 •	5,923	5,785
NovaStar Mortgage Funding Trust
2.221% due 03/25/2037 •	24,083	18,628
Option One Mortgage Loan Trust
2.231% due 02/25/2037 •	18,103	11,644
2.281% due 01/25/2036 •	167	167
2.311% due 05/25/2037 •	3,002	2,165
2.871% due 02/25/2035 •	7,954	7,737
RAAC Trust
2.591% due 02/25/2037 •	8,000	7,473
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033 •	52	52
5.294% due 01/25/2037	14,596	7,997
5.675% due 06/25/2037 ^	16,477	7,635

5.731% due 11/25/2036		27,498	16,395
Residential Asset Mortgage Products Trust
2.311% due 12/25/2035 •		3,572	3,169
2.391% due 03/25/2036 •		3,490	3,420
2.651% due 06/25/2032 •		46	44
Residential Asset Securities Corp. Trust
2.251% due 07/25/2036 •		51	51
2.931% due 09/25/2034 •		1,015	1,009
Saxon Asset Securities Trust
3.841% due 12/25/2037 •		6,359	6,041
3.891% due 05/25/2031 •		1,157	1,047
Securitized Asset-Backed Receivables LLC Trust
2.221% due 05/25/2037 ^•		324	250
2.261% due 08/25/2036 •		734	325
SLM Student Loan Trust
1.177% due 03/15/2038 •	GBP	3,770	4,859
Soundview Home Loan Trust
2.151% due 11/25/2036 •		$42	19
2.361% due 12/25/2036 •		8,457	7,775
Structured Asset Securities Corp. Mortgage Loan Trust
2.251% due 03/25/2036 •		2,748	2,597
2.311% due 12/25/2036 •		19,167	12,472
2.321% due 05/25/2047 •		5,200	4,965
WaMu Asset-Backed Certificates WaMu Trust
2.381% due 05/25/2047 •		7,122	6,063
Wells Fargo Home Equity Asset-Backed Securities Trust
2.321% due 01/25/2037 •		21,575	19,028

			423,787

CORPORATE BONDS & NOTES 6.6%
Ally Financial, Inc.
3.250% due 11/05/2018		100	100
4.750% due 09/10/2018		500	502
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		5,400	5,406
American International Group, Inc.
4.200% due 04/01/2028		2,500	2,446
American Tower Corp.
1.950% due 05/22/2026	EUR	3,800	4,490
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		$700	691
3.300% due 02/01/2023		6,600	6,550
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 01/12/2024		5,600	5,578
4.000% due 04/13/2028		2,600	2,598
4.375% due 04/15/2038		4,300	4,185
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	21,856
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$24,500	24,612
3.298% (US0003M + 0.950%) due 07/15/2021 ~		23,900	24,138
Aviation Capital Group LLC
7.125% due 10/15/2020		1,100	1,187
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	993
4.350% due 04/20/2028		4,100	3,926
Bank of America Corp.
5.875% due 03/15/2028 •(h)		12,150	11,892
BAT Capital Corp.
2.945% due 08/14/2020 •		11,400	11,441
3.557% due 08/15/2027		8,600	8,014
4.390% due 08/15/2037		4,300	4,044
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		4,900	4,912
3.345% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,306
3.875% due 12/15/2023		2,700	2,702
4.250% due 12/15/2025		10,300	10,375
4.375% due 12/15/2028		8,700	8,731
Boston Scientific Corp.
6.000% due 01/15/2020		1,400	1,459
Brandywine Operating Partnership LP
3.950% due 11/15/2027		1,000	952
Campbell Soup Co.
3.300% due 03/15/2021		4,400	4,384
3.650% due 03/15/2023		6,900	6,780
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,372
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		3,100	3,074
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,325
4.043% (US0003M + 1.650%) due 02/01/2024 ~(b)		4,100	4,112
4.464% due 07/23/2022		11,550	11,689
4.908% due 07/23/2025		2,500	2,528

6.384% due 10/23/2035		3,696	3,870
Citigroup, Inc.
2.050% due 06/07/2019		5,000	4,962
3.249% (US0003M + 0.930%) due 06/07/2019 ~		12,400	12,478
CNH Industrial Capital LLC
4.375% due 11/06/2020		500	509
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		2,100	2,105
Continental Resources, Inc.
4.375% due 01/15/2028		4,200	4,172
CVS Health Corp.
2.750% due 12/01/2022		1,000	959
3.350% due 03/09/2021		1,900	1,899
3.700% due 03/09/2023		6,100	6,044
4.100% due 03/25/2025		3,200	3,187
4.300% due 03/25/2028		6,300	6,224
4.780% due 03/25/2038		1,100	1,091
Dell International LLC
4.420% due 06/15/2021		3,700	3,755
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		13,500	13,515
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		12,100	12,101
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~		16,600	16,605
EMC Corp.
2.650% due 06/01/2020		2,300	2,235
Enable Midstream Partners LP
3.900% due 05/15/2024		900	862
4.950% due 05/15/2028		3,000	2,924
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~		2,300	2,302
Equinix, Inc.
2.875% due 03/15/2024	EUR	5,100	5,854
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		4,100	4,802
1.700% due 06/30/2022	GBP	3,700	4,840
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$4,000	3,946
2.597% due 11/04/2019		300	298
2.681% due 01/09/2020		3,800	3,766
3.185% due 08/12/2019 •		4,800	4,822
3.331% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,267
8.125% due 01/15/2020		600	643
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~		2,700	2,705
3.363% (US0003M + 1.010%) due 10/17/2023 ~		1,300	1,312
4.000% due 04/17/2025		500	494
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		100	101
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		6,600	6,512
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,500	4,471
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		9,400	8,881
International Lease Finance Corp.
8.250% due 12/15/2020		500	552
JPMorgan Chase Bank N.A.
2.702% (US0003M + 0.340%) due 04/26/2021 ~		5,600	5,603
3.086% due 04/26/2021 •		13,400	13,372
Kilroy Realty LP
3.450% due 12/15/2024		1,800	1,730
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,657
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~		11,800	11,818
Lifestorage LP
3.500% due 07/01/2026		4,400	4,127
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		5,000	5,022
MGM Resorts International
6.750% due 10/01/2020		200	210
Morgan Stanley
3.155% (US0003M + 0.800%) due 02/14/2020 ~		20,500	20,564
National Rural Utilities Cooperative Finance Corp.
2.900% due 03/15/2021		2,700	2,681
Navient Corp.
5.000% due 10/26/2020		200	200
5.875% due 03/25/2021		100	102
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		22,100	22,146
ONEOK, Inc.
4.550% due 07/15/2028 (b)		2,400	2,425
Plains All American Pipeline LP
2.600% due 12/15/2019		700	693

Reynolds American, Inc.
6.875% due 05/01/2020	900	955
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	6,400	6,405
SL Green Operating Partnership LP
3.250% due 10/15/2022	2,200	2,139
Southern Co.
2.350% due 07/01/2021	10,300	9,984
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~	2,100	2,101
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	900	905
Spirit AeroSystems, Inc.
3.118% (US0003M + 0.800%) due 06/15/2021 ~	1,100	1,102
3.950% due 06/15/2023	3,100	3,118
Springleaf Finance Corp.
8.250% due 12/15/2020	3,200	3,464
Sprint Capital Corp.
6.900% due 05/01/2019	200	204
Sprint Communications, Inc.
9.000% due 11/15/2018	3,500	3,574
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	4,300	4,278
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •	2,700	2,709
Verizon Communications, Inc.
2.625% due 08/15/2026	7,000	6,222
3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,200	1,200
4.125% due 03/16/2027	9,400	9,283
4.329% due 09/21/2028	19,035	18,904
Waste Management, Inc.
4.750% due 06/30/2020	1,400	1,447
Wells Fargo & Co.
3.469% (US0003M + 1.110%) due 01/24/2023 ~	19,200	19,500
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	400	396
3.150% due 04/01/2022	18,556	18,227

		608,883

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	9,950	9,762
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~	13,525	13,528
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~	313	313

		23,603

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	100	151
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	900	971
California State General Obligation Bonds, Series 2017
2.781% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,583
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	700	708
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,980	3,237
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	665	677
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	625
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,147

		22,099

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
4.069% due 09/25/2035 ~	193	184
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	332	281
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	4,108	3,876
Banc of America Funding Trust
3.696% due 10/20/2046 ^~	64	51
3.793% due 11/20/2034 ~	477	469
3.795% due 02/20/2036 ~	1,676	1,669
3.946% due 03/20/2036 ~	163	158
4.046% due 01/20/2047 ^~	174	168
5.500% due 01/25/2036	163	141
6.000% due 03/25/2037 ^	330	298

Banc of America Mortgage Trust
3.568% due 09/25/2035 ^~	36	35
3.736% due 04/25/2035 ~	243	227
4.405% due 06/25/2035 ~	328	312
BCAP LLC Trust
2.204% due 01/26/2047 •	589	540
3.552% due 02/26/2036 ~	106	106
5.250% due 02/26/2036 ~	831	672
5.250% due 04/26/2037	1,960	1,654
5.250% due 08/26/2037 ~	541	556
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~	112	103
3.763% due 01/25/2035 ~	381	384
3.778% due 10/25/2033 ~	100	102
3.832% due 02/25/2034 ~	20	21
3.977% due 11/25/2034 ~	4	4
4.099% due 05/25/2034 ~	188	183
4.361% due 07/25/2034 ~	186	189
Bear Stearns ALT-A Trust
3.576% due 11/25/2036 ^~	416	378
3.737% due 08/25/2036 ^~	1,498	1,037
3.769% due 08/25/2036 ^~	222	172
3.774% due 01/25/2036 ^~	266	264
3.791% due 09/25/2035 ~	3,575	2,950
3.882% due 11/25/2035 ^~	89	78
3.911% due 08/25/2036 ^~	818	670
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~	57	52
Chase Mortgage Finance Trust
3.428% due 07/25/2037 ~	957	860
3.885% due 02/25/2037 ~	418	423
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% due 05/25/2036 •	1,107	1,075
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	94	92
Citigroup Mortgage Loan Trust
0.593% due 03/25/2037 ^~	793	675
3.668% due 07/25/2046 ^~	973	914
3.712% due 09/25/2037 ^~	937	908
3.841% due 08/25/2035 ~	44	45
4.490% due 05/25/2035 •	95	96
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.549% due 09/25/2035 ^~	3,073	2,849
Commercial Mortgage Trust
0.630% due 03/10/2046 ~(a)	13,000	312
1.552% due 01/10/2046 ~(a)	6,568	341
2.080% due 07/10/2046 ~(a)	6,251	198
Countrywide Alternative Loan Trust
2.231% due 04/25/2047 •	1,072	1,027
2.261% due 01/25/2037 ^•	199	194
2.274% due 09/20/2046 •	5,792	4,851
2.281% due 09/25/2046 ^•	828	760
2.294% due 03/20/2046 •	88	75
2.294% due 05/20/2046 ^•	725	608
2.294% due 07/20/2046 ^•	612	453
2.301% due 07/25/2046 ^•	59	54
2.371% due 02/25/2037 •	338	307
2.441% due 05/25/2037 ^•	534	307
2.491% due 09/25/2035 ^•	272	222
2.536% due 11/25/2035 •	323	303
2.541% due 09/25/2035 ^•	1,593	1,282
2.808% due 11/25/2047 ^•	4,013	3,398
2.938% due 11/25/2047 ^•	9,324	7,947
2.958% due 08/25/2035 •	386	394
3.076% due 11/25/2035 •	313	297
3.695% due 02/25/2037 ^~	177	173
5.000% due 11/25/2035	6,965	5,880
5.250% due 06/25/2035 ^	175	164
6.250% due 08/25/2037 ^	468	406
6.500% due 08/25/2032	37	38
Countrywide Home Loan Mortgage Pass-Through Trust
2.631% due 03/25/2035 •	619	597
2.671% due 04/25/2035 •	18	17
2.731% due 03/25/2035 •	583	518
2.751% due 02/25/2035 •	12	12
3.433% due 03/25/2037 ^~	267	243
3.454% due 05/20/2036 ~	456	434
3.456% due 04/20/2036 ~	8,720	8,110
3.469% due 09/20/2036 ^~	158	137
3.479% due 02/20/2036 ^•	724	685
3.519% due 11/25/2034 ~	707	706
3.523% due 02/25/2047 ^~	302	273
3.679% due 08/25/2034 ^~	51	48
3.730% due 08/25/2034 ^~	179	176
4.051% due 11/19/2033 ~	7	7

Credit Suisse First Boston Mortgage Securities Corp.
3.962% due 08/25/2033 ~	12	12
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	13	13
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	16,942	123
0.904% due 11/10/2046 ~(a)	12,082	153
Deutsche ALT-A Securities, Inc.
2.231% due 07/25/2047 •	591	563
2.281% due 08/25/2047 •	11,347	10,202
2.841% due 10/25/2047 •	3,751	3,298
Downey Savings & Loan Association Mortgage Loan Trust
2.405% due 07/19/2045 ^•	18	2
First Horizon Mortgage Pass-Through Trust
3.557% due 10/25/2035 ~	114	114
3.937% due 08/25/2035 ~	122	103
GMAC Mortgage Corp. Loan Trust
4.243% due 06/25/2034 ~	32	31
GreenPoint Mortgage Funding Trust
2.271% due 01/25/2037 •	582	549
2.301% due 04/25/2036 •	553	508
2.631% due 11/25/2045 •	128	114
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	20	20
GS Mortgage Securities Corp.
1.692% due 02/10/2046 ~(a)	12,587	696
GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)	19,207	1,346
GSR Mortgage Loan Trust
3.630% due 03/25/2033 •	105	105
3.657% due 11/25/2035 ~	498	503
3.678% due 09/25/2035 ~	353	360
3.776% due 01/25/2035 ~	389	385
3.837% due 05/25/2035 ~	166	162
3.845% due 04/25/2035 ~	30	31
HarborView Mortgage Loan Trust
2.265% due 07/19/2046 ^•	1,419	934
2.275% due 09/19/2037 •	982	915
2.325% due 03/19/2036 •	160	146
4.056% due 07/19/2035 ~	140	124
HomeBanc Mortgage Trust
3.276% due 04/25/2037 ^~	189	177
3.616% due 04/25/2037 ^~	1,314	1,186
Impac CMB Trust
2.811% due 10/25/2034 •	854	842
2.871% due 10/25/2034 •	388	382
3.091% due 07/25/2033 •	29	28
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •	3,405	2,856
2.281% due 09/25/2046 •	3,313	3,080
2.331% due 06/25/2037 •	742	731
2.341% due 02/25/2037 •	1,038	737
2.391% due 11/25/2035 ^•	228	176
2.391% due 06/25/2037 ^•	398	249
3.073% due 03/25/2036 ~	6,847	6,576
3.561% due 08/25/2036 ~	586	582
3.658% due 12/25/2034 ~	92	91
3.972% due 11/25/2035 ^~	498	483
JPMBB Commercial Mortgage Securities Trust
1.289% due 04/15/2047 ~(a)	55,729	1,196
JPMorgan Alternative Loan Trust
2.331% due 10/25/2036 •	20,341	19,220
3.627% due 12/25/2035 ^~	8,389	7,580
5.500% due 11/25/2036 ^~	5	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.172% due 12/15/2047 ~(a)	60,101	2,290
4.070% due 11/15/2043	291	295
JPMorgan Mortgage Trust
3.646% due 02/25/2036 ^~	523	445
3.667% due 10/25/2035 ~	22	22
3.689% due 11/25/2033 ~	86	87
3.800% due 09/25/2035 ~	233	232
3.943% due 07/25/2035 ~	153	154
Luminent Mortgage Trust
2.261% due 12/25/2036 •	2,116	1,897
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •	1,992	1,713
2.691% due 05/25/2047 ^•	1,089	859
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	394	83
6.000% due 03/25/2036	1,859	1,798
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.553% due 06/15/2030 •	29	28
2.626% due 10/20/2029 •	16	16
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	675	653

2.341% due 11/25/2035 •	995	941
3.908% due 02/25/2033 ~	110	108
3.989% due 06/25/2035 ~	307	308
Morgan Stanley Bank of America Merrill Lynch Trust
1.226% due 05/15/2046 ~(a)	51,806	2,189
1.523% due 02/15/2046 ~(a)	47,470	2,440
1.629% due 08/15/2045 ~(a)	32,439	1,518
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.851% due 08/25/2034 •	18	18
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.371% due 12/25/2035 •	1,506	1,481
Residential Accredit Loans, Inc. Trust
2.241% due 02/25/2047 •	1,850	1,186
2.271% due 07/25/2036 •	17,933	12,064
2.291% due 12/25/2046 ^•	715	625
2.301% due 04/25/2046 •	52	26
2.361% due 05/25/2046 ^•	403	343
Residential Asset Securitization Trust
2.491% due 01/25/2046 ^•	121	63
2.541% due 12/25/2036 ^•	378	128
5.750% due 02/25/2036	6,982	6,907
6.250% due 10/25/2036 ^	215	205
6.500% due 08/25/2036 ^	626	367
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~	260	222
6.500% due 03/25/2032	33	34
Sequoia Mortgage Trust
3.692% due 09/20/2046 ^~	4,002	3,593
3.764% due 04/20/2035 ~	144	151
Structured Adjustable Rate Mortgage Loan Trust
3.522% due 09/25/2036 ^~	841	662
3.639% due 05/25/2036 ^~	406	389
3.660% due 02/25/2036 ^~	1,063	1,031
3.689% due 09/25/2034 ~	37	38
3.726% due 08/25/2035 ~	500	501
3.756% due 02/25/2034 ~	134	134
3.915% due 04/25/2034 ~	147	150
Structured Asset Mortgage Investments Trust
2.281% due 06/25/2036 •	97	96
2.301% due 05/25/2036 •	640	578
2.311% due 05/25/2036 •	3,709	3,394
2.311% due 09/25/2047 •	4,193	3,975
2.351% due 05/25/2046 ^•	44	61
2.391% due 08/25/2036 ^•	1,446	1,053
2.401% due 12/25/2035 ^•	9	9
2.665% due 07/19/2034 •	9	9
3.058% due 08/25/2047 ^•	1,546	1,460
Structured Asset Securities Corp. Mortgage Loan Trust
2.381% due 10/25/2036 •	9,803	8,793
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	458	460
Thornburg Mortgage Securities Trust
2.221% due 06/25/2037 •	10,282	9,951
3.335% due 10/25/2043 ~	53	52
3.341% due 06/25/2037 ^•	832	775
3.490% due 09/25/2037 ~	55	56
3.970% due 06/25/2037 •	3,196	3,071
4.020% due 06/25/2047 ^•	2,228	2,041
4.020% due 06/25/2047 •	54	49
4.070% due 03/25/2037 •	811	706
UBS-Barclays Commercial Mortgage Trust
1.795% due 12/10/2045 ~(a)	53,607	3,039
UBS-Citigroup Commercial Mortgage Trust
2.395% due 01/10/2045 ~(a)	12,632	724
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •	215	213
2.274% due 12/25/2046 •	161	159
2.371% due 11/25/2045 •	4,148	3,920
2.395% due 10/25/2046 •	1,248	1,218
2.401% due 01/25/2045 •	335	334
2.538% due 06/25/2046 •	895	904
2.558% due 02/25/2046 •	2,098	2,101
2.831% due 11/25/2034 •	707	698
3.278% due 10/25/2035 ~	403	408
3.306% due 02/25/2037 ^~	6,761	6,272
3.354% due 08/25/2046 ^~	1,848	1,791
3.398% due 12/25/2035 ~	378	380
3.462% due 09/25/2036 ~	3,124	3,103
3.707% due 04/25/2035 ~	389	397
4.099% due 06/25/2033 ~	50	50
Washington Mutual Mortgage Pass-Through Certificates Trust
2.281% due 07/25/2046 •	4,615	4,067
2.328% due 04/25/2047 ^•	19	1
2.328% due 04/25/2047 •	11,351	8,490
2.341% due 07/25/2046 ^•	16	10
2.398% due 05/25/2047 ^•	77	20
2.498% due 07/25/2046 ^•	487	357

Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	227	204
3.640% due 10/25/2036 ~	38	38
3.654% due 03/25/2036 ~	24	25
3.733% due 12/25/2033 ~	3	3
3.873% due 03/25/2035 ~	2,365	2,400
3.881% due 04/25/2036 ~	25	25
3.895% due 06/25/2035 ~	191	196
4.093% due 10/25/2035 ~	600	613
4.097% due 10/25/2035 ~	133	134
Wells Fargo-RBS Commercial Mortgage Trust
0.443% due 03/15/2048 ~(a)	40,000	622
1.365% due 03/15/2045 ~(a)	49,234	2,182
1.416% due 03/15/2048 ~(a)	89,573	4,204

		269,848

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	35	34
2.313% due 01/25/2022 ~(a)	18,560	732
2.491% (LIBOR01M + 0.400%) due 06/25/2036 ~	579	581
2.500% due 04/01/2045	852	798
2.591% (LIBOR01M + 0.500%) due 10/25/2040 - 11/25/2040 ~	1,449	1,458
2.664% (12MTA + 1.200%) due 06/01/2043 ~	50	51
2.891% (LIBOR01M + 0.800%) due 12/25/2039 ~	709	720
3.126% (US0012M + 1.376%) due 12/01/2034 ~	163	169
3.500% due 01/01/2021 - 04/01/2027	3,847	3,897
3.547% (H15T1Y + 2.125%) due 06/01/2035 ~	216	223
3.575% (H15T1Y + 2.075%) due 01/01/2023 ~	22	22
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	936	996
3.585% (H15T1Y + 2.145%) due 08/01/2023 ~	27	29
3.704% (US0012M + 1.728%) due 08/01/2036 ~	78	82
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	8	8
4.085% (H15T1Y + 2.210%) due 04/01/2032 ~	7	7
4.295% due 06/01/2021	1,947	2,010
6.000% due 04/25/2043 - 07/25/2044	942	1,040
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	705,300	701,368
4.000% due 07/01/2048 - 09/01/2048	320,300	326,037
Freddie Mac
0.973% due 09/25/2022 ~(a)	23,152	680
1.130% due 11/25/2022 ~(a)	32,410	1,157
1.398% due 01/15/2038 ~(a)	9,915	422
1.439% due 08/25/2019 ~(a)	36,963	455
1.534% due 11/25/2019 ~(a)	32,593	545
1.672% due 10/25/2021 ~(a)	27,969	1,138
1.679% due 06/25/2020 ~(a)	30,590	734
2.257% (LIBOR01M + 0.350%) due 01/15/2038 ~	9,915	9,909
2.553% (LIBOR01M + 0.480%) due 10/15/2040 ~	2,491	2,516
2.577% (12MTA + 1.200%) due 02/25/2045 ~	132	132
2.664% (12MTA + 1.200%) due 10/25/2044 ~	1,782	1,781
2.673% (LIBOR01M + 0.600%) due 12/15/2037 ~	399	401
3.521% (US0012M + 1.771%) due 09/01/2035 ~	54	57
4.036% (H15T1Y + 2.110%) due 06/01/2022 ~	37	37
6.000% due 12/01/2033	618	662
6.500% due 11/15/2023	14	15
Freddie Mac, TBA
3.500% due 07/01/2048	9,000	8,951
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	245	253
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2027 ~	126	129
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2030 ~	52	53
6.000% due 08/20/2034	6,901	7,532
NCUA Guaranteed Notes
2.495% (LIBOR01M + 0.470%) due 11/05/2020 ~	23,696	23,804
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~	12,514	12,582
Small Business Administration
5.110% due 04/01/2025	21	22

		1,114,229

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
3.625% due 08/15/2043	2,200	2,449
5.250% due 02/15/2029	900	1,096
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (m)	7,085	6,965
0.125% due 04/15/2022 (m)	44,712	43,805
0.125% due 01/15/2023 (m)	85,316	83,423
0.250% due 01/15/2025 (m)	47,125	45,850
0.500% due 01/15/2028	133,467	130,601
0.625% due 01/15/2026 (m)	2,425	2,413
0.750% due 02/15/2045	1,011	982
1.000% due 02/15/2048	67,362	69,692

2.000% due 01/15/2026 (m)		14,517	15,910
2.375% due 01/15/2025 (m)		1,329	1,474
2.375% due 01/15/2027 (m)		5,218	5,936
2.500% due 01/15/2029 (m)		30,691	36,090
3.875% due 04/15/2029		11,430	15,080
U.S. Treasury Notes
2.000% due 08/15/2025 (o)		17,000	16,103
2.000% due 11/15/2026 (o)		9,600	8,995
2.250% due 11/15/2025 (o)		5,600	5,386
2.875% due 04/30/2025 (o)		179,700	180,391
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(m)		11,000	9,468

			682,109

Total United States (Cost $3,073,788)			3,144,558

SHORT-TERM INSTRUMENTS 13.7%
COMMERCIAL PAPER 1.5%
American Electric Power, Inc.
2.419% due 07/18/2018		$6,000	5,993
AT&T, Inc.
2.674% due 09/06/2018		17,800	17,712
Boston Scientific Corp.
2.545% due 08/13/2018		4,100	4,088
2.597% due 08/16/2018		16,900	16,846
Commonwealth Edison
2.365% due 07/12/2018		3,100	3,097
Cox Enterprises, Inc.
2.364% due 07/05/2018		8,800	8,797
Dominion Gas Holdings LLC
2.355% due 07/10/2018		1,600	1,599
Energy Transfer Partners
2.999% due 07/16/2018		15,800	15,781
Entergy Corp.
2.756% due 08/15/2018		3,500	3,489
HP, Inc.
2.531% due 07/23/2018		5,400	5,393
Humana, Inc.
2.668% due 08/13/2018		2,500	2,492
Rockwell Collins, Inc.
2.388% due 07/17/2018		1,900	1,898
Schlumberger Holdings
2.677% due 10/01/2018		6,100	6,060
Sempra Energy Holdings
2.567% due 07/26/2018		12,400	12,378
2.568% due 07/18/2018		7,900	7,890
Spectra Energy Partners
2.489% due 07/16/2018		5,100	5,094
2.807% due 07/09/2018		3,700	3,698
UDR, Inc.
2.438% due 07/13/2018		1,500	1,499
VW CR, Inc.
2.592% due 08/15/2018		15,400	15,352
Wec Energy Group, Inc.
2.488% due 07/09/2018		1,800	1,799

			140,955

REPURCHASE AGREEMENTS (j) 0.4%			35,554

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
33.500% due 07/18/2018 (f)	ARS	1,490	51
37.800% due 11/21/2018 (f)		1,830	55
Nutrien Ltd.
6.750% due 01/15/2019		$4,000	4,081

			4,187

ARGENTINA TREASURY BILLS 0.5%
23.794% due 09/14/2018 - 10/12/2018 (d)(e)	ARS	205,146	6,619
2.343% due 07/13/2018 - 12/14/2018 (d)(e)		$36,500	36,050

			42,669

JAPAN TREASURY BILLS 11.3%
(0.135)% due 07/09/2018 - 09/18/2018 (d)(e)	JPY	115,320,000	1,041,817

Total Short-Term Instruments (Cost $1,278,113)			1,265,182

Total Investments in Securities (Cost $9,850,452)			9,962,736

	SHARES
INVESTMENTS IN AFFILIATES 8.7%
SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short Asset Portfolio	39,117,368	391,408
PIMCO Short-Term Floating NAV Portfolio III	41,677,782	412,027

Total Short-Term Instruments (Cost $803,849)		803,435

Total Investments in Affiliates (Cost $803,849)		803,435

Total Investments 116.7% (Cost $10,654,301)		$10,766,171
Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $18,219)		37,223
Other Assets and Liabilities, net (17.1)%		(1,580,109)

Net Assets 100.0%		$9,223,285

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$35,554	U.S. Treasury Notes 1.875% due 02/28/2022	$(36,267)	$35,554	$35,557

Total Repurchase Agreements						$(36,267)	$35,554	$35,557

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.450)%	04/19/2018	07/19/2018		EUR	(55,145)	$(64,337)
IND	0.650	05/02/2018	07/05/2018		GBP	(58,713)	(77,573)
JML	1.350	06/18/2018	TBD	(3)		$(2,562)	(2,564)
SCX	(0.500)	04/19/2018	07/19/2018		EUR	(143,685)	(167,621)
	0.600	05/02/2018	07/05/2018		GBP	(148,366)	(196,006)

Total Reverse Repurchase Agreements							$(508,101)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States 0.0%
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.500%	08/01/2048	$3,500	$(3,634)	$(3,638)

Total Short Sales 0.0%				$(3,634)	$(3,638)

(k)	Securities with an aggregate market value of $509,897 and cash of $1,327 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(512,984) at a weighted average interest rate of 0.110%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$105.500	08/24/2018	3	$3	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.250	08/24/2018	147	147	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	853	853	7	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.000	08/24/2018	31	31	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.500	08/24/2018	45	45	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	265	265	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.500	08/24/2018	6	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	172.000	08/24/2018	238	238	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	173.000	08/24/2018	122	122	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	174.000	08/24/2018	21	21	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	352	352	3	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	177.000	08/24/2018	102	102	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	178.000	08/24/2018	189	189	2	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	112.000	08/24/2018	28	28	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	115.000	08/24/2018	134	134	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	117.000	08/24/2018	460	460	4	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	120.000	08/24/2018	528	528	5	1

					$30	$3

Total Purchased Options					$30	$3

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	575	$575	$(173)	$(54)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	575	575	(131)	(189)

					$(304)	$(243)

Total Written Options					$(304)	$(243)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	11,319		$2,745,848	$(1,593)	$0	$(283)
90-Day Eurodollar March Futures	03/2019	19,013		4,622,060	(5,072)	0	0
90-Day Eurodollar September Futures	09/2018	943		229,962	(932)	0	0
Australia Government 3-Year Note September Futures	09/2018	876	AUD	72,182	288	40	0
Australia Government 10-Year Bond September Futures	09/2018	724		69,311	935	55	(82)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	1,332	EUR	16	(1)	0	0
Canada Government 10-Year Bond September Futures	09/2018	498	CAD	51,787	1,161	0	(424)
Euro-Bobl September Futures	09/2018	7,927	EUR	1,223,518	3,849	555	(370)
Euro-Bund 10-Year Bond September Futures	09/2018	909		172,552	1,311	265	0
Euro-Buxl 30-Year Bond September Futures	09/2018	370		76,782	1,875	760	0
Euro-Schatz September Futures	09/2018	8,028		1,050,808	903	47	(188)
Japan Government 10-Year Bond September Futures	09/2018	475	JPY	647,148	973	129	(86)
Put Options Strike @ EUR 124.000 on Euro-Bobl September 2018 Futures	08/2018	500	EUR	3	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,931		$219,395	110	0	(45)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	1,589		253,545	922	0	(100)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	9,374	GBP	1,532,964	429	155	(309)

					$5,157	$2,006	$(1,887)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	11,319		$(2,745,423)	$(577)	$425	$0
90-Day Eurodollar March Futures	03/2020	19,013		(4,611,603)	2,305	713	0
90-Day Eurodollar September Futures	09/2019	943		(228,866)	1,425	24	0
Call Options Strike @ EUR 133.000 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	1,252	EUR	(234)	13	37	(29)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	644		(1,978)	(1,700)	0	(165)
Call Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	183		(464)	(387)	0	(41)
Euro-BTP Italy Government Bond September Futures	09/2018	1,332		(197,923)	(4,163)	0	(2,349)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	4,762		(859,407)	(10,485)	0	(3,781)
Put Options Strike @ EUR 131.250 on Euro-Bobl September 2018 Futures	08/2018	1,252		(175)	32	7	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	183		(2)	79	0	0
U.S. Treasury 10-Year Note September Futures	09/2018	152		$(18,269)	(12)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	9,374	GBP	(1,528,943)	224	309	(155)
United Kingdom Long Gilt September Futures	09/2018	745		(120,994)	(1,166)	275	0

					$(14,412)	$1,790	$(6,520)

Total Futures Contracts					$(9,255)	$3,796	$(8,407)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (3)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.192%		$19,700	$(575)	$184	$(391)	$3	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.186	EUR	4,800	(139)	23	(116)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.227		3,500	(78)	(3)	(81)	0	(1)
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.262		1,000	(18)	(4)	(22)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.166		11,700	(378)	87	(291)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.180		$14,300	(422)	134	(288)	2	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.221		16,500	(476)	160	(316)	1	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.225	EUR	5,100	(126)	8	(118)	2	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.381		4,900	(78)	(13)	(91)	3	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$8,600	(238)	65	(173)	0	0

							$(2,528)	$641	$(1,887)	$11	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (3)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	3,200	$53	$(5)	$48	$0	$(2)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.595		$6,400	113	(13)	100	2	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.758	EUR	4,900	(145)	260	115	0	(16)
Tesco PLC	1.000	Quarterly	06/20/2022	0.863		10,675	(510)	582	72	8	0
Tesco PLC	1.000	Quarterly	06/20/2025	1.589		5,700	(188)	(69)	(257)	4	0

							$(677)	$755	$78	$14	$(18)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (3)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$22,600	$(1,710)	$270	$(1,440)	$0	$(4)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		158,578	(2,874)	150	(2,724)	0	(88)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		576,200	(12,617)	2,516	(10,101)	0	(273)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	858,300	(10,726)	(8,205)	(18,931)	0	(395)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		588,200	(16,857)	5,700	(11,157)	0	(272)

						$(44,784)	$431	$(44,353)	$0	$(1,032)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin (3)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$18,100	$(340)	$(372)	$(712)	$0	$(2)

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$19,500	$0	$(204)	$(204)	$14	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		58,500	25	(686)	(661)	42	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		18,100	(1)	(202)	(203)	13	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		18,700	0	(227)	(227)	13	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		19,200	0	(250)	(250)	14	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		40,900	(1)	(539)	(540)	30	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	346,400	108	(494)	(386)	103	0
Pay (7)	3-Month CAD Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	635,300	(947)	1,174	227	0	(896)
Receive	3-Month CAD Bank Bill	1.850	Semi-Annual	09/15/2027		66,300	1,918	1,088	3,006	382	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	(172)	(341)	73	0
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	1,186,300	1,304	1,450	2,754	566	0
Pay (7)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		$4,621,800	(3,803)	(15,619)	(19,422)	0	(116)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		414,700	(2,392)	6,669	4,277	12	0
Pay (7)(8)	1-Month LIBOR + 0.117%	0.000	Quarterly	03/02/2020		396,900	0	42	42	60	0
Receive (7)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		4,621,800	2,601	19,443	22,044	122	0

Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		981,100	19,205	524	19,729	73	0
Pay (7)(8)	1-Month LIBOR + 0.084%	0.000	Quarterly	04/26/2022		470,800	0	(70)	(70)	24	0
Pay (8)	1-Month LIBOR + 0.070%	2.326	Quarterly	06/12/2022		71,100	0	113	113	5	0
Pay (8)	1-Month LIBOR + 0.084%	2.326	Quarterly	06/12/2022		85,800	0	92	92	8	0
Pay (8)	1-Month LIBOR + 0.085%	2.326	Quarterly	06/19/2022		374,100	28	326	354	38	0
Pay (7)(8)	1-Month LIBOR + 0.073%	0.000	Quarterly	04/27/2023		285,300	0	(54)	(54)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		48,300	2,205	(212)	1,993	28	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		566,300	6,883	26,008	32,891	321	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		76,970	2,647	4,157	6,804	59	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	4	5	9	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,600	16	83	99	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		93,500	6,593	(752)	5,841	98	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		323,300	19,462	(203)	19,259	269	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		54,100	(2,959)	10,927	7,968	74	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		284,300	(8,789)	22,178	13,389	467	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		99,000	10,534	(703)	9,831	159	0
Receive (7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	131	131	32	0
Receive (7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	452	452	119	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,061,500	460	(3,696)	(3,236)	346	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		300,000	517	(88)	429	82	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	1,162,900	(4,645)	16,569	11,924	0	(16)
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		241,300	(821)	2,348	1,527	5	0
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		619,000	10,775	12,187	22,962	888	(25)
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		515,400	9,069	6,820	15,889	862	0
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		149,400	3,039	(4,215)	(1,176)	0	(1,820)
Pay (7)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	770,600	119	840	959	0	(70)
Pay (7)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		637,300	920	1,439	2,359	0	(20)
Receive (7)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		770,600	2,257	(820)	1,437	9	0
Pay (7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		353,400	(27)	1,516	1,489	0	(101)
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		637,300	(993)	(1,541)	(2,534)	19	0
Pay (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		6,000	4	56	60	0	(3)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		13,550	93	(7)	86	37	0
Receive (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		20,200	(1,062)	251	(811)	0	(19)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		1,100	5	43	48	0	(1)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021	JPY	9,090,000	1,686	(451)	1,235	8	0
Pay (7)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024		69,170,000	(2,050)	534	(1,516)	71	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		3,350,000	97	(242)	(145)	0	(11)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		2,420,000	158	(222)	(64)	0	(8)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,210,000	(2)	(221)	(223)	0	(8)
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		44,667,000	(3,338)	(969)	(4,307)	0	(160)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		360,000	496	(125)	371	2	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,540,000	341	326	667	12	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(263)	(263)	43	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(429)	(429)	75	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	182	(1,860)	95	0

							$69,528	$104,297	$173,825	$5,775	$(3,277)

Total Swap Agreements							$21,199	$105,752	$126,951	$5,800	$(4,330)

(m)

Securities with an aggregate market value of $159,976 and cash of $14,280 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Unsettled variation margin asset of $18 for closed swap agreements is outstanding at period end.
(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	AUD	4,137		$3,139	$77	$0
BOA	07/2018	ARS	323,658		11,543	365	(7)
	07/2018	DKK	1,777,128		296,388	17,839	0
	07/2018	GBP	46,428		61,992	718	0
	07/2018	KRW	11,028,918		10,149	243	0
	07/2018	NOK	548,265		67,265	0	(53)
	07/2018	RUB	2,365,442		37,368	0	(270)
	07/2018	TRY	296,841		63,666	0	(463)
	07/2018		$19,873	ARS	533,727	0	(1,530)
	07/2018		118,206	AUD	160,127	296	0
	07/2018		101,234	EUR	86,233	0	(531)
	07/2018		34,709	PLN	129,669	0	(89)
	08/2018	AUD	160,127		$118,217	0	(297)
	08/2018		$6,109	AUD	7,786	0	(346)
	08/2018		14,168	BRL	54,301	0	(207)
	08/2018		280	ILS	995	0	(7)
	08/2018		595	ZAR	7,478	0	(53)
	08/2018	ZAR	66,735		$5,186	343	0
	09/2018	SGD	149,452		112,548	2,677	0
	09/2018		$4,769	INR	329,109	0	(13)
	09/2018		81,646	RUB	5,153,843	268	(460)
	10/2018	BRL	69,800		$20,267	2,422	0
	10/2018	PLN	126,870		33,945	21	0
BPS	07/2018	ARS	288,124		10,552	614	0
	07/2018	CAD	6,138		4,666	0	(3)
	07/2018	JPY	73,141,800		673,437	12,805	0
	07/2018		$17,038	ARS	482,804	21	(449)
	07/2018		3,584	EUR	3,097	33	0
	07/2018		9,490	GBP	7,132	0	(77)
	08/2018		4,110	AUD	5,264	0	(214)
	08/2018		101,003	MXN	1,922,361	0	(5,036)
	09/2018	INR	24,342		$356	4	0
	09/2018	KRW	2,189,107		1,972	2	0
	09/2018	TWD	3,326,065		113,197	3,527	0
	09/2018		$5,435	CNH	35,384	0	(116)
	09/2018		435	IDR	6,125,199	0	(12)
	09/2018		6,951	INR	480,453	0	(8)
	09/2018		344	THB	10,996	0	(12)
	10/2018	KRW	2,902,694		$2,611	0	(6)
BRC	07/2018	ARS	233,406		8,613	671	0
	07/2018		$470,876	GBP	360,091	4,355	0
	08/2018	GBP	360,091		$471,532	0	(4,346)
	09/2018		$15,991	INR	1,105,458	0	(16)
CBK	07/2018	CAD	452,547		$347,619	3,386	0
	07/2018	COP	24,080,993		8,156	0	(55)
	07/2018	GBP	262,433		348,889	2,540	0
	07/2018	JPY	8,000		73	1	0
	07/2018	TRY	80,357		17,956	596	0
	07/2018		$3,256	CAD	4,323	32	0
	07/2018		22,362	COP	64,084,934	0	(511)
	07/2018		8,475	DKK	51,100	0	(466)
	07/2018		4,518	EUR	3,909	47	0
	07/2018		23,001	GBP	17,459	48	0
	07/2018		4,711	TRY	21,561	0	(53)
	08/2018	JPY	2,860,000		$25,936	21	0
	08/2018	MXN	15,504		775	2	0
	08/2018		$1,104	ARS	22,798	0	(358)
	08/2018		17,545	CAD	23,106	46	0
	09/2018	JPY	15,160,000		$138,270	614	0
	09/2018		$6,194	CNH	41,220	2	0
	09/2018		8,132	COP	24,080,993	56	0
	02/2019	EUR	32,793		$41,507	2,533	0
	04/2019	SEK	59,912	EUR	5,766	45	0
	06/2019	GBP	9,924		$13,300	0	(17)
DUB	07/2018	ARS	154,298		5,322	0	(13)
	07/2018	BRL	55,901		15,858	1,435	0
	07/2018	COP	15,227,568		5,584	392	0
	07/2018		$5,532	ARS	154,298	0	(198)
	07/2018		14,512	BRL	55,901	0	(89)
	07/2018		5,232	COP	14,967,984	0	(128)
	08/2018		12,664	TRY	58,009	0	(293)
	12/2018		888	EUR	705	0	(54)
	01/2019		19,998		15,900	0	(1,123)
	03/2019	BRL	39,878		$10,421	374	0
	03/2019		$8,868	MXN	190,250	343	0
	04/2019	SEK	37,096	EUR	3,602	66	0
FBF	07/2018	BRL	126,702		$33,315	624	0
	07/2018	KRW	12,855,337		11,821	274	0
	07/2018		$32,860	BRL	126,702	0	(169)
	08/2018		20,936		79,735	0	(436)
	04/2019	EUR	7,736	SEK	79,347	0	(179)
GLM	07/2018	ARS	56,888		$1,986	61	0
	07/2018	AUD	130,689		98,245	1,528	0
	07/2018	CAD	12,695	AUD	13,133	62	0
	07/2018		6,051		$4,545	0	(57)
	07/2018	CHF	12,983		13,120	10	0
	07/2018	EUR	20,223		23,873	257	0
	07/2018	GBP	4,887		6,488	38	0
	07/2018	KRW	14,080,952		12,705	56	0
	07/2018	SEK	613,580		70,070	1,566	0
	07/2018		$1,066	AUD	1,442	1	0
	07/2018		20,582	BRL	78,920	0	(224)
	07/2018		21,951	CAD	28,866	7	0
	07/2018		16,870	EUR	14,441	0	(6)
	07/2018		4,837	GBP	3,597	0	(90)
	07/2018		1,061	SEK	9,290	0	(24)
	08/2018	BRL	78,920		$20,527	237	0
	08/2018	KRW	334,320		300	0	0
	08/2018		$4,569	RUB	292,054	56	0
	08/2018		522	ZAR	7,101	0	(7)
	09/2018	RON	49,615	EUR	10,541	0	(3)
HUS	07/2018	ARS	62,464		$2,385	249	0
	07/2018	BRL	111,803		29,488	641	0
	07/2018	KRW	12,983,255		11,757	94	0
	07/2018		$29,476	BRL	111,803	0	(629)
	07/2018		19,542	CAD	26,001	236	0
	07/2018		272,807	DKK	1,746,239	900	0
	07/2018		9,018	EUR	7,725	4	0
	07/2018		37,006	RUB	2,365,442	631	0
	08/2018	CAD	26,001		$19,553	0	(235)
	08/2018	RUB	6,087,561		97,398	998	0
	08/2018		$507	ARS	10,490	0	(164)
	08/2018		5,247	ZAR	72,747	65	(33)
	08/2018	ZAR	30,142		$2,328	141	0
	09/2018		$2,273	CNY	14,594	0	(82)
	10/2018	DKK	1,746,239		$274,810	0	(850)
	10/2018		$4,806	DKK	30,565	19	0
	12/2018	EUR	26,857		$33,611	1,839	0
	12/2018		$23,253	AUD	29,260	0	(1,581)
	01/2019	EUR	22,199		$26,684	332	0
	02/2019		$12,299	AUD	15,470	0	(833)
	03/2019	BRL	14,985		$4,440	665	0
	03/2019		$4,440	MXN	87,446	0	(206)
	05/2019		22,321	EUR	18,488	0	(139)
IND	08/2018	CZK	459,838		$21,017	291	0
	09/2018	RON	101,694	EUR	21,598	0	(15)
JPM	07/2018	ARS	23,909		$912	93	0
	07/2018	AUD	1,489		1,132	30	0
	07/2018	BRL	78,920		21,173	815	0
	07/2018	CAD	28,162		21,110	0	(311)
	07/2018	COP	2,474,038		901	57	0
	07/2018	GBP	56,568		74,915	350	(90)
	07/2018	NZD	81,799		56,557	1,155	0
	07/2018		$1,218	AUD	1,617	0	(21)
	07/2018		20,347	CAD	26,826	138	(80)
	07/2018		13,103	CHF	12,983	7	0
	07/2018		58,636	NOK	486,112	1,051	0
	08/2018	CHF	12,983		$13,136	0	(7)
	08/2018	JPY	17,000,000		154,149	107	0
	08/2018	RUB	162,593		2,587	12	0
	08/2018		$21,670	CZK	454,645	0	(1,179)
	08/2018		230	ZAR	3,171	1	0
	08/2018	ZAR	24,106		$1,889	140	0
	09/2018	JPY	63,880,000		586,589	6,967	0
	09/2018	RON	31,424	EUR	6,675	0	(2)
	09/2018		$1	INR	69	0	0
	01/2019		5,452	EUR	4,335	0	(306)
MSB	07/2018	AUD	33,088		$24,991	505	0
	07/2018	BRL	182,604		47,358	244	0
	07/2018	CAD	37,914		29,227	387	0
	07/2018	EUR	23,334		26,939	0	(310)
	07/2018	PLN	123,654		36,387	3,373	0
	07/2018		$49,691	BRL	182,604	0	(2,576)
	07/2018		1,084,749	EUR	939,177	12,021	0
	08/2018	EUR	939,177		$1,087,140	0	(12,012)
	08/2018	JPY	8,850,000		80,241	49	0
	08/2018		$293	ARS	6,078	0	(93)
	10/2018	BRL	54,700		$15,870	1,885	0
	06/2021		$805	EUR	630	0	(2)
NAB	07/2018		313,573	CAD	417,084	3,685	0
	07/2018		2,714	DKK	16,470	0	(132)
	08/2018	CAD	417,084		$313,744	0	(3,681)
NGF	07/2018	KRW	22,354,986		20,187	105	0
	07/2018		$28,273	INR	1,933,873	0	(101)
	08/2018	KRW	26,096,865		$23,441	0	(7)
	09/2018	TWD	10,423		352	8	0
	09/2018		$215,852	CNH	1,378,216	0	(8,679)
	09/2018		18,665	INR	1,265,580	0	(376)
RBC	07/2018		3,622	SEK	31,195	0	(139)
RYL	08/2018	MXN	559,539		$28,726	793	0
	08/2018		$1,362	ZAR	16,998	0	(129)
SCX	07/2018	GBP	1,943		$2,559	0	(5)
	07/2018		$4,584	AUD	6,217	17	0
	07/2018		16,735	CAD	22,278	211	0
	07/2018		2,892	GBP	2,169	0	(30)
	07/2018		7,622	NOK	62,153	9	0
	07/2018		55,791	NZD	81,799	0	(389)
	07/2018		431,013	SEK	3,837,970	0	(2,513)
	08/2018	NOK	62,153		$7,632	0	(9)
	08/2018	NZD	81,799		55,794	390	0
	08/2018	SEK	3,837,970		431,998	2,548	0
	08/2018		$6,033	AUD	7,742	0	(303)
	09/2018	IDR	84,306,429		$5,876	52	0
	09/2018	KRW	4,323,831		4,023	131	0
	09/2018	TWD	160,665		5,280	0	(18)
	09/2018		$5,585	CNH	35,742	0	(212)
	09/2018		343	INR	23,706	0	0
	10/2018	INR	997,599		$14,412	70	0
	12/2018	EUR	420		529	32	0
SOG	07/2018	SEK	3,264,875		366,441	1,925	0
	07/2018		$4,125	ARS	114,955	0	(235)
	07/2018		64,659	TRY	298,329	0	(208)
	08/2018		330	ARS	6,837	0	(105)
	09/2018	ARS	114,955		$3,861	210	0
	12/2018		$15,426	EUR	12,241	0	(945)
SSB	07/2018	DKK	17,435		$2,728	0	(5)
	09/2018	SGD	6,227		4,580	2	0
	09/2018		$5,911	IDR	82,950,280	0	(181)
TOR	07/2018		665,785	JPY	73,149,800	0	(5,081)
	08/2018	JPY	73,149,800		$667,151	5,133	0
UAG	07/2018	DKK	28,170		4,678	262	0
	07/2018	EUR	1,011,025		1,171,025	0	(9,650)
	07/2018	JPY	7,570,000		71,213	2,812	0
	07/2018	PLN	6,015		1,796	190	0
	07/2018		$21,196	CAD	28,162	225	0
	08/2018	CAD	28,162		$21,208	0	(225)
	08/2018		$37,099	MXN	725,961	0	(858)
	09/2018		105,667	RUB	6,640,951	0	(709)
	12/2018	EUR	434		$540	26	0

Total Forward Foreign Currency Contracts						$119,985	$(75,855)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$54,267	$999	$303
CBK	Call - OTC EUR versus USD		$1.291	06/24/2021	EUR	373	23	23
	Put - OTC EUR versus USD		1.291	06/24/2021		400	29	28
	Call - OTC USD versus CAD	CAD	1.370	08/17/2018		$48,749	92	58
GLM	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		36,761	683	206
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	93,200	919	1,644
	Put - OTC EUR versus USD		1.140	05/24/2019	EUR	44,600	579	621
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		7,456	455	448
	Put - OTC EUR versus USD		1.291	06/24/2021		7,456	540	521
SCX	Put - OTC USD versus INR	INR	69.220	10/25/2018		$26,109	363	313

							$4,682	$4,165

Total Purchased Options							$4,682	$4,165

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	26,500	$(35)	$(9)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		43,100	(41)	(15)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		24,000	(29)	(26)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		9,900	(17)	(1)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	09/19/2018	EUR	207,000	(105)	(5)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	09/19/2018		207,000	(412)	(966)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	$	13,900	(14)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		18,300	(26)	(20)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		11,800	(20)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		13,100	(12)	(5)

							$(711)	$(1,052)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,200.000	10/25/2018		$26,109	$(104)	$(102)
CBK	Put - OTC GBP versus USD		$1.315	06/14/2019	GBP	28,225	(896)	(865)
	Call - OTC GBP versus USD		1.440	06/14/2019		28,197	(406)	(310)
	Put - OTC USD versus CAD	CAD	1.305	08/17/2018		$32,504	(250)	(248)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	93,200	(1,213)	(54)
	Call - OTC EUR versus USD		1.270	05/24/2019	EUR	44,600	(616)	(453)

							$(3,485)	$(2,032)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$0

Total Written Options						$(4,278)	$(3,084)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	Quarterly	03/20/2019	0.091%		$4,000	$0	$(35)	$0	$(35)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		4,500	(156)	14	0	(142)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.902	EUR	12,500	214	(275)	0	(61)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		$16,740	(598)	69	0	(529)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		14,700	(363)	18	0	(345)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		29,700	(566)	137	0	(429)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		26,260	(909)	79	0	(830)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		17,400	(409)	1	0	(408)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		25,300	(898)	99	0	(799)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		11,800	(228)	58	0	(170)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		31,100	(1,092)	109	0	(983)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		27,200	(678)	40	0	(638)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		13,100	(314)	7	0	(307)

								$(5,997)	$321	$0	$(5,676)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,243	$(1,468)	$775	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	44,800	$35,513	$161	$(2,544)	$0	$(2,383)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		26,900	21,189	(67)	(1,226)	0	(1,293)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	14,300	17,446	(12)	1,223	1,211	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	9,586	7,497	31	(438)	0	(407)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	18,100	22,086	531	999	1,530	0

								$644	$(1,986)	$2,741	$(4,083)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$843	$843	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	320	320	0
	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	455	455	0

								$0	$1,618	$1,618	$0

Total Swap Agreements								$(3,110)	$(1,515)	$5,134	$(9,759)

(o)

Securities with an aggregate market value of $12,363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$20,038	$0	$20,038
Australia
Asset-Backed Securities	0	10,649	0	10,649
Non-Agency Mortgage-Backed Securities	0	3,106	0	3,106
Sovereign Issues	0	7,480	0	7,480
Brazil
Corporate Bonds & Notes	0	42,356	0	42,356
Loan Participations and Assignments	0	0	5,838	5,838
Sovereign Issues	0	31,611	0	31,611
Canada
Corporate Bonds & Notes	0	124,921	0	124,921
Non-Agency Mortgage-Backed Securities	0	24,318	0	24,318
Sovereign Issues	0	324,969	0	324,969
Cayman Islands
Asset-Backed Securities	0	303,182	0	303,182
Corporate Bonds & Notes	0	16,645	0	16,645
China
Sovereign Issues	0	2,077	0	2,077
Denmark
Corporate Bonds & Notes	0	276,309	0	276,309
France
Corporate Bonds & Notes	0	150,094	0	150,094
Sovereign Issues	0	230,849	0	230,849
Germany
Corporate Bonds & Notes	0	89,577	0	89,577
Loan Participations and Assignments	0	1,751	0	1,751
Guernsey, Channel Islands
Corporate Bonds & Notes	0	16,601	0	16,601
Hong Kong
Corporate Bonds & Notes	0	5,957	0	5,957
India
Corporate Bonds & Notes	0	3,101	0	3,101
Ireland
Asset-Backed Securities	0	13,220	0	13,220
Corporate Bonds & Notes	0	10,346	0	10,346
Sovereign Issues	0	34,666	0	34,666
Israel
Sovereign Issues	0	13,713	0	13,713
Italy
Corporate Bonds & Notes	0	60,475	0	60,475
Non-Agency Mortgage-Backed Securities	0	7,400	0	7,400
Sovereign Issues	0	368,436	0	368,436
Japan
Corporate Bonds & Notes	0	108,146	0	108,146
Sovereign Issues	0	791,038	0	791,038
Kuwait
Sovereign Issues	0	69,641	0	69,641
Lithuania
Sovereign Issues	0	15,638	0	15,638
Luxembourg
Corporate Bonds & Notes	0	30,232	0	30,232
Netherlands
Asset-Backed Securities	0	15,067	0	15,067
Corporate Bonds & Notes	0	85,320	0	85,320
Non-Agency Mortgage-Backed Securities	0	1,364	0	1,364
New Zealand
Sovereign Issues	0	29,101	0	29,101
Norway
Corporate Bonds & Notes	0	26,582	0	26,582
Sovereign Issues	0	7,263	0	7,263
Poland
Sovereign Issues	0	33,703	0	33,703
Portugal
Corporate Bonds & Notes	0	7,252	0	7,252
Qatar
Corporate Bonds & Notes	0	8,801	0	8,801
Sovereign Issues	0	92,161	0	92,161
Saudi Arabia
Sovereign Issues	0	163,980	0	163,980
Singapore
Corporate Bonds & Notes	0	31,815	0	31,815
Slovenia
Sovereign Issues	0	77,220	0	77,220
Spain
Corporate Bonds & Notes	0	10,242	0	10,242
Non-Agency Mortgage-Backed Securities	0	559	0	559
Sovereign Issues	0	151,679	0	151,679
Supranational
Corporate Bonds & Notes	0	35,851	0	35,851
Sweden
Corporate Bonds & Notes	0	449,226	0	449,226
Switzerland
Corporate Bonds & Notes	0	116,559	0	116,559
Sovereign Issues	0	11,274	0	11,274
United Arab Emirates
Corporate Bonds & Notes	0	9,826	0	9,826
Sovereign Issues	0	18,845	0	18,845
United Kingdom
Corporate Bonds & Notes	0	356,479	0	356,479
Non-Agency Mortgage-Backed Securities	0	247,356	0	247,356
Sovereign Issues	0	351,091	0	351,091
United States
Asset-Backed Securities	0	423,787	0	423,787
Corporate Bonds & Notes	0	608,883	0	608,883
Loan Participations and Assignments	0	23,603	0	23,603
Municipal Bonds & Notes	0	22,099	0	22,099
Non-Agency Mortgage-Backed Securities	0	269,848	0	269,848
U.S. Government Agencies	0	1,114,229	0	1,114,229
U.S. Treasury Obligations	0	682,109	0	682,109
Short-Term Instruments
Commercial Paper	0	140,955	0	140,955
Repurchase Agreements	0	35,554	0	35,554
Short-Term Notes	0	4,187	0	4,187
Argentina Treasury Bills	0	42,669	0	42,669
Japan Treasury Bills	0	1,041,817	0	1,041,817
	$0	$9,956,898	$5,838	$9,962,736

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$803,435	$0	$0	$803,435

Total Investments	$803,435	$9,956,898	$5,838	$10,766,171

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,638)	$0	$(3,638)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,796	5,803	0	9,599
Over the counter	0	129,284	0	129,284
	$3,796	$135,087	$0	$138,883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,407)	(4,573)	0	(12,980)
Over the counter	0	(88,698)	0	(88,698)

	$(8,407)	$(93,271)	$0	$(101,678)

Total Financial Derivative Instruments	$(4,611)	$41,816	$0	$37,205

Totals	$798,824	$9,995,076	$5,838	$10,799,738

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO International Bond Fund (Unhedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.2% ¤
ARGENTINA 0.2%
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	1,400	$1,490
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	19,700	621
40.000% (ARPP7DRR) due 06/21/2020 ~		22,020	793

Total Argentina (Cost $4,060)			2,904

AUSTRALIA 0.7%
ASSET-BACKED SECURITIES 0.1%
Driver Australia Four Trust
2.920% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	2,163	1,601

CORPORATE BONDS & NOTES 0.4%
Volkswagen Financial Services Australia Pty. Ltd.
2.950% due 06/22/2020		6,300	4,661

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Puma SE
2.825% due 05/13/2045 •		1,905	1,411
TORRENS Trust
3.265% due 05/16/2042 •		738	547

			1,958

Total Australia (Cost $8,679)			8,220

BRAZIL 0.5%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV
4.375% due 05/20/2023		$1,700	1,592
5.999% due 01/27/2028		2,220	2,013
7.250% due 03/17/2044		1,000	929
7.375% due 01/17/2027		200	200

			4,734

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		1,000	973

Total Brazil (Cost $5,796)			5,707

CANADA 5.2%
CORPORATE BONDS & NOTES 0.4%
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021		$1,300	1,301
Enbridge, Inc.
2.900% due 07/15/2022		1,400	1,361
3.041% (US0003M + 0.700%) due 06/15/2020 ~		900	904
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,632

			5,198

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.750% due 06/01/2020	CAD	1,202	917
1.950% due 07/01/2020		3,134	2,396
1.950% due 08/01/2020		1,102	843

			4,156

SOVEREIGN ISSUES 4.5%
Canada Housing Trust
2.900% due 06/15/2024		1,700	1,326
3.150% due 09/15/2023		2,700	2,128

Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		1,268	1,210
Province of Alberta
1.250% due 06/01/2020		6,300	4,715
2.350% due 06/01/2025		6,500	4,848
Province of British Columbia
2.300% due 06/18/2026		7,700	5,716
Province of Ontario
2.500% due 04/27/2026		$4,200	3,990
2.600% due 06/02/2025	CAD	16,700	12,635
3.150% due 06/02/2022		25,100	19,609
Province of Quebec
2.500% due 09/01/2026		200	150
5.000% due 12/01/2038		3,200	3,186

			59,513

Total Canada (Cost $75,131)			68,867

CAYMAN ISLANDS 3.4%
ASSET-BACKED SECURITIES 3.2%
Bowman Park CLO Ltd.
3.510% due 11/23/2025 •		$2,800	2,803
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		3,200	3,202
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		800	800
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)		3,300	3,300
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		2,358	2,349
3.573% due 01/17/2027 •		3,844	3,848
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		3,400	3,400
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		700	699
Mountain View CLO Ltd.
3.162% due 10/13/2027 •		3,300	3,288
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		5,500	5,509
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •		2,800	2,801
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •		2,249	2,252
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		5,352	5,357
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~		288	288
Venture CLO Ltd.
3.228% due 04/15/2027 •		700	699
WhiteHorse Ltd.
3.010% due 04/17/2027 •		700	699

			41,294

CORPORATE BONDS & NOTES 0.2%
Ambac LSNI LLC
7.337% due 02/12/2023 •		1	1
KSA Sukuk Ltd.
2.894% due 04/20/2022		1,200	1,168
QNB Finance Ltd.
1.880% due 08/02/2018		800	799
Tencent Holdings Ltd.
3.595% due 01/19/2028		300	284

			2,252

Total Cayman Islands (Cost $43,590)			43,546

CURACAO 0.0%
CORPORATE BONDS & NOTES 0.0%
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	600	608

Total Curacao (Cost $643)			608

DENMARK 3.8%
CORPORATE BONDS & NOTES 3.2%
AP Moller - Maersk A/S
2.550% due 09/22/2019		$600	594

BRFkredit A/S
2.000% due 10/01/2047	DKK	9,157	1,451
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		35,248	5,590
2.000% due 10/01/2050		22,862	3,577
2.500% due 10/01/2037		1,439	240
2.500% due 10/01/2047		85	14
Nykredit Realkredit A/S
2.000% due 10/01/2047		39,115	6,200
2.000% due 10/01/2050		10,069	1,576
2.500% due 10/01/2037		25,057	4,170
2.500% due 10/01/2047		123	20
Realkredit Danmark A/S
2.000% due 10/01/2047		113,800	18,024
2.500% due 10/01/2037		2,316	385
2.500% due 07/01/2047		88	14

			41,855

SOVEREIGN ISSUES 0.6%
Denmark Government International Bond
3.000% due 11/15/2021		44,100	7,726

Total Denmark (Cost $47,571)			49,581

FRANCE 4.4%
CORPORATE BONDS & NOTES 2.2%
Altice France S.A.
7.375% due 05/01/2026		$2,200	2,159
Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		900	898
3.750% due 04/24/2023		1,550	1,520
8.125% due 09/19/2033 •(i)		1,300	1,314
Danone S.A.
2.077% due 11/02/2021		3,500	3,348
Dexia Credit Local S.A.
1.875% due 09/15/2021		6,400	6,172
2.250% due 02/18/2020		6,000	5,941
2.375% due 09/20/2022		1,700	1,648
2.500% due 01/25/2021		5,200	5,137
Electricite de France S.A.
4.600% due 01/27/2020		800	818

			28,955

SOVEREIGN ISSUES 2.2%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	15,800	20,491
3.250% due 05/25/2045 (k)		5,000	8,202

			28,693

Total France (Cost $53,985)			57,648

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
3.150% due 01/22/2021		$1,800	1,742
3.177% (US0003M + 0.815%) due 01/22/2021 ~		3,300	3,240
4.250% due 10/14/2021		5,600	5,518

Total Germany (Cost $10,661)			10,500

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$800	791
3.800% due 06/09/2023		1,200	1,186

Total Guernsey, Channel Islands (Cost $1,993)			1,977

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028		$900	900
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,300	1,295
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		700	681

Total Hong Kong (Cost $2,877)			2,876

IRELAND 0.8%
ASSET-BACKED SECURITIES 0.4%
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% due 08/15/2027 •	EUR	4,500	5,260

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$400	402
4.625% due 10/30/2020		300	306
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		1,703	1,739
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,700	1,675
2.400% due 09/23/2021		500	479
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		700	675

			5,276

Total Ireland (Cost $10,170)			10,536

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$1,200	1,161
4.125% due 01/17/2048		900	853

Total Israel (Cost $2,084)			2,014

ITALY 2.4%
CORPORATE BONDS & NOTES 0.4%
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)	EUR	1,500	1,730
7.750% due 01/11/2027 •(h)(i)		2,300	2,904

			4,634

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Casa d’Este Finance SRL
0.029% due 09/15/2040 •		317	370

SOVEREIGN ISSUES 2.0%
Italy Buoni Poliennali Del Tesoro
2.450% due 09/01/2033		1,600	1,752
2.700% due 03/01/2047		300	313
2.800% due 03/01/2067		3,000	3,042
2.950% due 09/01/2038		11,100	12,525
3.250% due 09/01/2046		100	115
3.450% due 03/01/2048		6,900	8,107

			25,854

Total Italy (Cost $32,326)			30,858

JAPAN 12.1%
CORPORATE BONDS & NOTES 1.3%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$1,900	1,821
2.362% due 05/28/2021		200	194
2.903% (US0003M + 0.540%) due 08/04/2020 ~		6,600	6,617
Japan Tobacco, Inc.
2.000% due 04/13/2021		1,000	967
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		500	506
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		690	683
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,225
ORIX Corp.
3.250% due 12/04/2024		400	382

Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,238

			16,633

SOVEREIGN ISSUES 10.8%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		4,000	3,817
Japan Bank for International Cooperation
2.000% due 11/04/2021		3,800	3,670
2.375% due 07/21/2022		800	777
2.375% due 11/16/2022		1,200	1,161
2.500% due 06/01/2022		500	488
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		8,500	8,259
Japan Government International Bond
0.500% due 09/20/2046	JPY	1,070,000	9,198
1.400% due 09/20/2034		10,550,000	111,415
1.600% due 03/20/2033		2,000	22
Tokyo Metropolitan Government
2.500% due 06/08/2022		$2,800	2,723

			141,530

Total Japan (Cost $142,525)			158,163

JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	500	681
Heathrow Funding Ltd.
4.875% due 07/15/2023		$500	523

Total Jersey, Channel Islands (Cost $1,275)			1,204

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$2,300	2,244
3.500% due 03/20/2027		7,200	7,022

Total Kuwait (Cost $9,426)			9,266

LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
6.125% due 03/09/2021		$2,100	2,249

Total Lithuania (Cost $2,242)			2,249

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Allergan Funding SCS
3.000% due 03/12/2020		$200	199
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	1,000	1,093
European Financial Stability Facility
1.375% due 05/31/2047		1,000	1,120
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$400	415
NORD/LB Luxembourg S.A. Covered Bond Bank
2.875% due 02/16/2021		1,800	1,787
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	1,000	1,183

Total Luxembourg (Cost $5,904)			5,797

NETHERLANDS 1.5%
ASSET-BACKED SECURITIES 0.0%
Chapel BV
0.334% due 11/17/2064 •	EUR	130	152

CORPORATE BONDS & NOTES 1.5%
ABN AMRO Bank NV
2.450% due 06/04/2020		$600	590
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,417

British Transco International Finance BV
0.000% due 11/04/2021 (e)		$2,300	2,052
Cooperatieve Rabobank UA
2.792% (US0003M + 0.430%) due 04/26/2021 ~		2,150	2,152
3.125% due 04/26/2021		800	797
6.875% due 03/19/2020 (i)	EUR	1,300	1,685
Enel Finance International NV
2.875% due 05/25/2022		$800	763
ING Bank NV
2.625% due 12/05/2022		6,050	5,921
4.125% due 11/21/2023 •		200	201
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		700	668
Schaeffler Finance BV
4.750% due 05/15/2023		1,100	1,095
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	400	555
Vonovia Finance BV
5.000% due 10/02/2023		$500	510

			19,406

Total Netherlands (Cost $19,707)			19,558

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$2,800	2,730
3.250% due 06/28/2023		1,100	1,099

			3,829

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,506

Total Norway (Cost $5,828)			5,335

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,442
3.250% due 07/25/2025		300	82

Total Poland (Cost $4,234)			4,524

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	4,400	1,541

Total Portugal (Cost $4,960)			1,541

QATAR 1.2%
SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
3.875% due 04/23/2023		$10,400	10,412
4.500% due 01/20/2022		300	308
4.500% due 04/23/2028		4,800	4,853

Total Qatar (Cost $15,436)			15,573

SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
2.375% due 10/26/2021		$11,200	10,770
2.875% due 03/04/2023		1,300	1,252
3.250% due 10/26/2026		1,000	939
3.625% due 03/04/2028		2,500	2,382
4.000% due 04/17/2025		4,900	4,883
4.500% due 04/17/2030		4,800	4,804

Total Saudi Arabia (Cost $25,507)			25,030

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd.
2.750% due 09/18/2022		$300	286
3.413% (US0003M + 1.050%) due 05/02/2021 ~		300	302
3.500% due 09/18/2027		600	553
Clifford Capital Pte Ltd.
3.380% due 03/07/2028		1,500	1,480
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,705
PSA Treasury Pte. Ltd.
2.500% due 04/12/2026		1,000	920

Total Singapore (Cost $5,293)			5,246

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$6,400	6,452
5.250% due 02/18/2024		5,177	5,636

Total Slovenia (Cost $11,774)			12,088

SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Korea National Oil Corp.
4.250% due 10/08/2019	AUD	600	450

Total South Korea (Cost $490)			450

SPAIN 2.3%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	200	244
Banco Santander S.A.
3.848% due 04/12/2023		$600	587
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		3,100	3,199

			4,030

SOVEREIGN ISSUES 2.0%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	620
4.900% due 09/15/2021		2,850	3,618
4.950% due 02/11/2020		3,300	4,079
Autonomous Community of Madrid
4.688% due 03/12/2020		1,000	1,262
Spain Government International Bond
0.750% due 07/30/2021		1,100	1,317
1.450% due 10/31/2027		3,800	4,517
1.500% due 04/30/2027		6,300	7,548
2.900% due 10/31/2046		2,800	3,570

			26,531

Total Spain (Cost $29,651)			30,561

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
Asian Development Bank
0.500% due 03/24/2020	AUD	2,100	1,498
4.625% due 03/06/2019	NZD	13,000	8,954

Total Supranational (Cost $12,249)			10,452

SWEDEN 5.1%
CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	74,100	8,505
2.250% due 09/21/2022		46,300	5,552
Nordea Hypotek AB
1.000% due 04/08/2022		64,100	7,346

Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		48,500	5,659
Stadshypotek AB
1.500% due 12/15/2021		69,000	8,050
2.500% due 09/18/2019		72,000	8,325
2.500% due 04/05/2022		$2,200	2,148
4.500% due 09/21/2022	SEK	47,000	6,144
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		74,000	8,551
2.000% due 06/17/2026		15,000	1,768
Swedbank Hypotek AB
1.000% due 09/15/2021		11,700	1,344
1.000% due 06/15/2022		26,900	3,079

Total Sweden (Cost $67,078)			66,471

SWITZERLAND 1.6%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$3,800	4,051
Credit Suisse Group AG
3.869% due 01/12/2029 •		400	377
UBS AG
2.200% due 06/08/2020		2,400	2,353
2.450% due 12/01/2020		1,700	1,664
2.780% (US0003M + 0.480%) due 12/01/2020 ~		1,800	1,801
2.901% due 06/08/2020 •		3,500	3,511
5.125% due 05/15/2024 (i)		1,263	1,262
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		3,100	3,105

			18,124

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	1,400	2,090

Total Switzerland (Cost $20,292)			20,214

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$2,600	2,494
3.125% due 10/11/2027		2,300	2,146

Total United Arab Emirates (Cost $4,881)			4,640

UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 5.9%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$4,400	4,745
Barclays PLC
6.500% due 09/15/2019 •(h)(i)	EUR	6,485	7,812
7.000% due 09/15/2019 •(h)(i)	GBP	1,700	2,297
8.250% due 12/15/2018 •(h)(i)		$2,334	2,376
BAT International Finance PLC
2.750% due 06/15/2020		1,200	1,187
BP Capital Markets PLC
2.518% due 01/16/2020		1,700	1,685
British Telecommunications PLC
9.625% due 12/15/2030		1,200	1,718
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	600	860
Frontier Finance PLC
8.000% due 03/23/2022		3,800	5,014
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		$1,600	1,603
3.326% (US0003M + 1.000%) due 05/18/2024 ~		900	898
3.950% due 05/18/2024 •		300	299
4.561% (US0003M + 2.240%) due 03/08/2021 ~		1,300	1,360
6.250% due 03/23/2023 •(h)(i)		700	688
6.500% due 03/23/2028 •(h)(i)		800	769
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,300	3,267
Lloyds Bank PLC
2.853% (US0003M + 0.490%) due 05/07/2021 ~		1,300	1,302
3.300% due 05/07/2021		1,500	1,498
6.500% due 03/24/2020	EUR	2,800	3,611
Lloyds Banking Group PLC
4.375% due 03/22/2028		$700	693
4.450% due 05/08/2025		600	604

7.000% due 06/27/2019 •(h)(i)	GBP	2,200	2,965
7.625% due 06/27/2023 •(h)(i)		500	723
Nationwide Building Society
3.766% due 03/08/2024 •		$3,000	2,940
10.250% ~(h)	GBP	2	478
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$1,300	1,243
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,641	3,250
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$1,500	1,498
4.519% due 06/25/2024 •		1,400	1,402
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,200	1,185
3.125% due 01/08/2021		1,200	1,186
3.373% due 01/05/2024 •		2,100	2,021
7.375% due 06/24/2022 •(h)(i)	GBP	400	551
Santander UK PLC
2.375% due 03/16/2020		$1,200	1,182
Severn Trent Utilities Finance PLC
6.250% due 06/07/2029	GBP	500	878
Sky PLC
2.625% due 09/16/2019		$300	298
Tesco PLC
6.125% due 02/24/2022	GBP	316	474
Tesco Property Finance PLC
5.411% due 07/13/2044		826	1,236
5.744% due 04/13/2040		487	750
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		400	515
5.000% due 04/15/2027		1,300	1,679
Virgin Money PLC
2.250% due 04/21/2020		2,200	2,928
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		$2,500	2,490
3.750% due 01/16/2024		900	893

			77,051

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Business Mortgage Finance PLC
2.640% due 02/15/2041 •	GBP	2,060	2,722
EuroMASTR PLC
0.831% due 06/15/2040 •		310	394
Eurosail PLC
1.577% due 06/13/2045 •		2,115	2,787
Paragon Mortgages PLC
1.000% due 05/15/2041 •		452	586
Ripon Mortgages PLC
1.423% due 08/20/2056 •		4,906	6,507
RMAC Securities PLC
2.476% due 06/12/2044 •		$266	259
Towd Point Mortgage Funding PLC
1.823% due 02/20/2054 •	GBP	3,569	4,742
Uropa Securities PLC
0.825% due 06/10/2059 •		671	862
0.975% due 06/10/2059 •		155	196
1.175% due 06/10/2059 •		121	154
1.375% due 06/10/2059 •		130	161

			19,370

SOVEREIGN ISSUES 4.1%
United Kingdom Gilt
1.500% due 07/22/2047		8,500	10,620
3.250% due 01/22/2044 (k)		4,200	7,237
3.500% due 01/22/2045 (k)		3,200	5,779
4.250% due 12/07/2040 (k)		13,100	25,368
4.750% due 12/07/2030 (k)		200	361
4.750% due 12/07/2038 (k)		2,100	4,229

			53,594

Total United Kingdom (Cost $149,019)			150,015

UNITED STATES 41.1%
ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp. Home Equity Loan Trust
2.241% due 07/25/2036 •		$2,737	1,426
2.561% due 10/25/2035 •		2,000	1,992
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.961% due 07/25/2034 •		601	604
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •		2	2

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.911% due 02/25/2034 •	289	283
Bear Stearns Asset-Backed Securities Trust
2.491% due 09/25/2046 •	1,029	996
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •	32	32
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •	949	747
2.161% due 05/25/2037 •	112	81
Countrywide Asset-Backed Certificates
2.431% due 12/25/2036 ^•	78	44
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization LLC
2.211% due 07/25/2037 •	179	120
GSAMP Trust
2.331% due 09/25/2036 •	2,133	1,086
Home Equity Asset Trust
2.691% due 11/25/2032 •	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	406	216
Lehman XS Trust
2.241% due 04/25/2037 ^•	474	448
Merrill Lynch Mortgage Investors Trust
2.171% due 09/25/2037 •	195	70
2.211% due 02/25/2037 •	44	20
2.591% due 06/25/2036 •	379	379
Morgan Stanley ABS Capital, Inc. Trust
2.141% due 07/25/2036 •	67	36
3.036% due 06/25/2034 •	848	851
Morgan Stanley Home Equity Loan Trust
2.441% due 04/25/2037 •	1,501	1,045
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •	467	237
5.919% due 09/25/2046 ^	1,744	818
Navient Private Education Loan Trust
2.773% due 09/16/2024 •	691	692
Option One Mortgage Loan Trust
2.311% due 04/25/2037 •	1,866	1,478
People’s Choice Home Loan Securities Trust
3.441% due 01/25/2035 •	1,748	1,722
Popular ABS Mortgage Pass-Through Trust
2.401% due 06/25/2047 ^•	1,769	1,429
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033 •	291	287
Residential Asset Mortgage Products Trust
2.856% due 06/25/2035 •	273	274
Securitized Asset-Backed Receivables LLC Trust
2.141% due 12/25/2036 •	37	22
2.151% due 12/25/2036 ^•	32	12
2.221% due 05/25/2037 ^•	493	381
SG Mortgage Securities Trust
2.241% due 10/25/2036 •	1,800	1,472
Soundview Home Loan Trust
2.151% due 11/25/2036 •	33	15
2.221% due 12/25/2036 •	350	351
2.341% due 08/25/2037 •	3,000	2,668
Structured Asset Investment Loan Trust
2.811% (US0001M + 0.720%) due 10/25/2035 ~	246	246
Structured Asset Securities Corp. Mortgage Loan Trust
3.482% due 04/25/2035 •	177	174
Terwin Mortgage Trust
3.031% due 11/25/2033 •	68	67
Washington Mutual Asset-Backed Certificates Trust
2.151% due 10/25/2036 •	51	29

		22,855

CORPORATE BONDS & NOTES 10.2%
AbbVie, Inc.
3.200% due 11/06/2022	800	787
Allergan Sales LLC
4.875% due 02/15/2021	800	824
Ally Financial, Inc.
3.500% due 01/27/2019	400	400
3.750% due 11/18/2019	100	100
4.125% due 03/30/2020	900	903
4.750% due 09/10/2018	400	401
8.000% due 03/15/2020	100	107
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~	800	801
American International Group, Inc.
4.200% due 04/01/2028	500	489
American Tower Corp.
2.800% due 06/01/2020	1,300	1,289

Andeavor Logistics LP
5.500% due 10/15/2019		1,000	1,026
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,000	987
3.300% due 02/01/2023		1,200	1,191
Anheuser-Busch InBev Worldwide, Inc.
3.052% (US0003M + 0.740%) due 01/12/2024 ~		1,000	1,010
4.000% due 04/13/2028		2,200	2,198
4.375% due 04/15/2038		700	681
AT&T, Inc.
1.800% due 09/05/2026	EUR	2,500	2,938
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$6,500	6,530
3.298% (US0003M + 0.950%) due 07/15/2021 ~		3,100	3,131
Aviation Capital Group LLC
7.125% due 10/15/2020		900	971
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		200	199
4.350% due 04/20/2028		1,800	1,723
Bank of America Corp.
5.875% due 03/15/2028 •(h)		1,900	1,860
BAT Capital Corp.
2.945% due 08/14/2020 •		900	903
3.222% due 08/15/2024		1,200	1,138
4.390% due 08/15/2037		1,300	1,223
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		700	702
3.345% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,201
3.875% due 12/15/2023		300	300
4.250% due 12/15/2025		1,700	1,712
4.375% due 12/15/2028		2,500	2,509
Brixmor Operating Partnership LP
4.125% due 06/15/2026		2,700	2,617
Broadcom Corp.
2.200% due 01/15/2021		500	485
Campbell Soup Co.
3.300% due 03/15/2021		500	498
3.650% due 03/15/2023		1,300	1,277
Celgene Corp.
2.250% due 08/15/2021		600	578
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		500	496
Charter Communications Operating LLC
4.043% (US0003M + 1.650%) due 02/01/2024 ~(b)		800	802
4.464% due 07/23/2022		600	607
4.908% due 07/23/2025		2,100	2,123
6.384% due 10/23/2035		3,800	3,979
CIT Group, Inc.
5.250% due 03/07/2025		800	808
5.375% due 05/15/2020		600	617
Citigroup, Inc.
3.249% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,415
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	815
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		300	301
Continental Resources, Inc.
4.375% due 01/15/2028		600	596
CRH America Finance, Inc.
4.500% due 04/04/2048		500	471
CVS Health Corp.
3.350% due 03/09/2021		400	400
3.700% due 03/09/2023		1,000	991
4.100% due 03/25/2025		500	498
4.300% due 03/25/2028		800	790
4.780% due 03/25/2038		200	198
5.050% due 03/25/2048		100	101
D.R. Horton, Inc.
4.000% due 02/15/2020		600	606
4.375% due 09/15/2022		600	614
Dell International LLC
4.420% due 06/15/2021		500	507
Discover Bank
3.350% due 02/06/2023		400	390
Discovery Communications LLC
3.035% (US0003M + 0.710%) due 09/20/2019 ~		700	703
DISH DBS Corp.
7.875% due 09/01/2019		500	520
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		1,700	1,700
eBay, Inc.
3.229% (US0003M + 0.870%) due 01/30/2023 ~		500	503
EMC Corp.
2.650% due 06/01/2020		400	389
EMD Finance LLC
2.400% due 03/19/2020		600	592

Emera U.S. Finance LP
2.700% due 06/15/2021		3,100	3,019
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		300	301
Equinix, Inc.
2.875% due 03/15/2024	EUR	800	918
ERAC USA Finance LLC
2.350% due 10/15/2019		$1,000	989
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	600	703
1.700% due 06/30/2022	GBP	500	654
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$2,900	2,878
8.125% due 01/15/2020		800	857
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~		300	301
3.200% due 04/16/2021		200	199
3.363% (US0003M + 1.010%) due 10/17/2023 ~		200	202
4.000% due 04/17/2025		100	99
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		200	201
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,400	1,381
HCA, Inc.
3.750% due 03/15/2019		300	302
JPMorgan Chase Bank N.A.
2.702% (US0003M + 0.340%) due 04/26/2021 ~		1,000	1,001
3.086% due 04/26/2021 •		2,000	1,996
Kilroy Realty LP
3.450% due 12/15/2024		200	192
Kimco Realty Corp.
3.300% due 02/01/2025		1,200	1,138
Kinder Morgan, Inc.
5.000% due 02/15/2021		600	622
Komatsu Finance America, Inc.
2.118% due 09/11/2020		300	293
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~		1,600	1,602
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		1,500	1,507
MGM Resorts International
6.750% due 10/01/2020		600	630
Morgan Stanley
3.737% due 04/24/2024 •		2,400	2,387
MPLX LP
4.000% due 03/15/2028		700	667
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		3,800	3,634
Navient Corp.
4.875% due 06/17/2019		400	403
5.500% due 01/15/2019		600	606
8.000% due 03/25/2020		400	423
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		2,700	2,706
Nissan Motor Acceptance Corp.
2.861% (US0003M + 0.520%) due 03/15/2021 ~		200	200
Norfolk Southern Railway Co.
9.750% due 06/15/2020		400	450
Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,195	1,148
ONEOK, Inc.
4.550% due 07/15/2028 (b)		400	404
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,563
Reynolds American, Inc.
6.875% due 05/01/2020		1,200	1,274
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		700	732
6.250% due 03/15/2022		200	215
Santander Holdings USA, Inc.
3.400% due 01/18/2023		700	676
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		1,200	1,201
Southern Co.
2.950% due 07/01/2023		2,900	2,800
Southern Co. Gas Capital Corp.
2.450% due 10/01/2023		300	282
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~		300	302
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		500	503
Springleaf Finance Corp.
5.250% due 12/15/2019		100	102
Sprint Capital Corp.
6.900% due 05/01/2019		700	716

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	700	696
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	1,800	1,801
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •	700	702
Ventas Realty LP
3.125% due 06/15/2023	1,500	1,454
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~	2,500	2,499
5.250% due 03/16/2037	3,000	3,088
Wells Fargo & Co.
3.469% (US0003M + 1.110%) due 01/24/2023 ~	2,800	2,844
WestRock Co.
3.750% due 03/15/2025	700	688
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,572
3.550% due 04/01/2025	1,500	1,430

		133,374

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025	1,493	1,464

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	863
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	350	356

		1,219

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
4.069% due 09/25/2035 ~	157	149
4.502% due 07/25/2035 ~	238	236
American Home Mortgage Assets Trust
2.281% due 09/25/2046 ^•	1,058	980
American Home Mortgage Investment Trust
3.998% due 09/25/2045 •	194	194
Banc of America Funding Trust
3.696% due 10/20/2046 ^~	909	728
3.793% due 11/20/2034 ~	649	638
4.046% due 01/20/2047 ^~	174	168
5.500% due 09/25/2035	914	974
5.750% due 11/25/2035	488	506
6.000% due 08/25/2036 ^	152	149
Banc of America Mortgage Trust
3.568% due 09/25/2035 ^~	170	166
3.619% due 07/25/2035 ~	86	80
BCAP LLC Trust
2.204% due 01/26/2047 •	699	641
3.552% due 02/26/2036 ~	106	106
5.250% due 02/26/2036 ~	1,018	824
5.250% due 08/26/2037 ~	569	585
Bear Stearns Adjustable Rate Mortgage Trust
3.125% due 05/25/2034 ~	77	71
3.566% due 11/25/2034 ~	874	795
3.604% due 02/25/2036 ^~	378	360
3.615% due 02/25/2033 ~	4	4
3.778% due 10/25/2033 ~	90	91
3.832% due 02/25/2034 ~	15	16
4.053% due 05/25/2033 ~	54	55
4.099% due 05/25/2034 ~	253	247
Bear Stearns ALT-A Trust
3.576% due 11/25/2036 ^~	473	429
3.590% due 11/25/2036 ^~	1,553	1,324
3.737% due 08/25/2036 ^~	1,377	954
3.769% due 08/25/2036 ^~	74	57
3.882% due 11/25/2035 ^~	59	52
Bear Stearns Asset-Backed Securities Trust
2.341% due 08/25/2020 ^•	206	144
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	129	115
Bella Vista Mortgage Trust
2.335% due 05/20/2045 •	30	22
Chase Mortgage Finance Trust
3.428% due 07/25/2037 ~	145	131
3.885% due 02/25/2037 ~	407	412
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	100	98
Citigroup Mortgage Loan Trust
3.841% due 08/25/2035 ~	231	233

Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	373	379
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.549% due 09/25/2035 ^~	1,816	1,683
CitiMortgage Alternative Loan Trust
2.691% due 02/25/2037 •	5,726	4,870
5.750% due 07/25/2022	173	174
Commercial Mortgage Trust
0.630% due 03/10/2046 ~(a)	12,000	288
1.552% due 01/10/2046 ~(a)	13,136	682
Countrywide Alternative Loan Trust
2.251% due 02/25/2047 •	418	406
2.261% due 05/25/2047 •	369	336
2.291% due 06/25/2037 •	1,085	1,055
2.294% due 03/20/2046 •	66	56
2.301% due 05/25/2035 •	1,159	1,107
2.301% due 07/25/2046 ^•	59	54
2.301% due 07/25/2046 •	952	940
2.341% due 09/25/2046 ^•	1,629	1,257
2.351% due 07/25/2046 ^•	824	461
2.364% due 09/20/2046 •	1,289	694
2.371% due 12/25/2035 •	37	35
2.441% due 05/25/2037 ^•	563	323
2.491% due 06/25/2036 ^•	339	224
2.536% due 11/25/2035 •	475	445
2.958% due 08/25/2035 •	335	343
3.076% due 11/25/2035 •	338	321
5.250% due 06/25/2035 ^	203	190
6.250% due 08/25/2037 ^	496	430
6.500% due 08/25/2032	173	179
Countrywide Home Loan Mortgage Pass-Through Trust
2.431% due 03/25/2036 •	304	141
2.531% due 05/25/2035 •	172	145
2.671% due 04/25/2035 •	60	56
2.731% due 03/25/2035 •	1,116	991
2.751% due 02/25/2035 •	174	171
2.771% due 02/25/2035 •	73	71
3.442% due 04/20/2036 ^~	220	203
3.462% due 02/20/2036 ^•	424	376
3.466% due 09/25/2047 ^~	699	659
3.519% due 11/25/2034 ~	41	41
3.538% due 01/20/2035 ~	49	50
3.636% due 11/20/2034 ~	481	483
3.679% due 08/25/2034 ^~	68	65
3.730% due 08/25/2034 ^~	29	28
4.051% due 11/19/2033 ~	5	5
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	265	262
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	14	14
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/26/2036 ^	667	372
DBUBS Mortgage Trust
0.385% due 11/10/2046 ~(a)	15,100	109
0.904% due 11/10/2046 ~(a)	10,752	136
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	475	432
Deutsche ALT-B Securities, Inc.
2.191% due 10/25/2036 ^•	66	51
6.300% due 07/25/2036 ^	403	363
First Horizon Alternative Mortgage Securities Trust
3.324% due 08/25/2035 ^~	844	765
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~	99	83
GMAC Mortgage Corp. Loan Trust
4.243% due 06/25/2034 ~	38	37
GreenPoint Mortgage Funding Trust
2.271% due 01/25/2037 •	873	824
2.291% due 12/25/2046 ^•	1,030	942
2.301% due 04/25/2036 •	553	509
2.531% due 06/25/2045 •	263	252
2.631% due 11/25/2045 •	64	57
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	50	50
GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	1,100
1.692% due 02/10/2046 ~(a)	16,783	928
GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)	19,133	1,341
GSR Mortgage Loan Trust
2.351% due 08/25/2046 •	745	454
3.630% due 03/25/2033 •	97	96
3.678% due 09/25/2035 ~	180	184
3.837% due 05/25/2035 ~	210	205
HarborView Mortgage Loan Trust
2.275% due 09/19/2037 •	935	872

2.278% due 07/21/2036 •	495	438
2.325% due 03/19/2036 •	149	135
2.395% due 11/19/2035 •	784	744
2.645% due 02/19/2036 •	445	375
2.785% due 01/19/2035 •	47	43
4.054% due 07/19/2035 ^~	12	11
4.056% due 07/19/2035 ~	84	74
HomeBanc Mortgage Trust
2.271% due 12/25/2036 •	32	31
Impac CMB Trust
2.751% due 03/25/2035 •	29	28
2.871% due 10/25/2034 •	353	347
IndyMac Mortgage Loan Trust
2.301% due 05/25/2046 •	1,292	1,258
2.331% due 06/25/2037 •	570	561
2.341% due 02/25/2037 •	1,510	1,072
2.381% due 11/25/2036 ^•	450	363
3.576% due 08/25/2035 ~	239	218
3.658% due 12/25/2034 ~	125	125
4.022% due 11/25/2035 ^~	540	524
JPMorgan Alternative Loan Trust
2.331% due 10/25/2036 •	3,363	3,178
3.627% due 12/25/2035 ^~	2,470	2,232
5.500% due 11/25/2036 ^~	7	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.172% due 12/15/2047 ~(a)	60,101	2,290
JPMorgan Mortgage Trust
2.391% due 10/25/2035 •	3,245	2,755
3.373% due 07/27/2037 ~	980	953
3.684% due 10/25/2035 ~	186	189
3.689% due 11/25/2033 ~	81	82
3.714% due 02/25/2036 ~	557	511
3.848% due 08/25/2035 ~	406	410
3.982% due 07/25/2035 ~	194	198
Lehman XS Trust
2.411% due 11/25/2046 ^•	778	618
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •	281	242
2.771% due 05/25/2047 ^•	961	570
MASTR Alternative Loan Trust
2.491% due 03/25/2036 ^•	440	93
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	3	3
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •	136	132
3.908% due 02/25/2033 ~	107	105
3.989% due 06/25/2035 ~	307	308
4.032% due 06/25/2037 ~	218	220
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~	26	22
Morgan Stanley Bank of America Merrill Lynch Trust
1.226% due 05/15/2046 ~(a)	50,271	2,124
1.523% due 02/15/2046 ~(a)	18,510	951
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.459% due 10/25/2035 ~	331	329
4.463% due 08/25/2035 ~	346	347
4.493% due 02/25/2036 ^~	170	151
5.820% due 03/25/2047	435	440
6.138% due 03/25/2047	372	376
Residential Accredit Loans, Inc. Trust
2.241% due 02/25/2047 •	1,251	802
2.301% due 04/25/2046 •	78	38
3.793% due 08/25/2035 ^~	126	85
4.630% due 09/25/2035 ^~	206	190
6.000% due 06/25/2037 ^	488	449
Residential Asset Securitization Trust
2.541% due 12/25/2036 ^•	378	128
6.250% due 10/25/2036 ^	215	205
6.500% due 08/25/2036 ^	722	424
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~	260	222
3.932% due 06/25/2035 ~	362	357
Sequoia Mortgage Trust
2.434% due 07/20/2033 •	191	185
3.764% due 04/20/2035 ~	144	151
Structured Adjustable Rate Mortgage Loan Trust
2.311% due 05/25/2037 •	71	71
2.958% due 01/25/2035 •	28	26
3.756% due 02/25/2034 ~	130	130
3.800% due 04/25/2035 ~	1,032	1,029
3.915% due 04/25/2034 ~	245	249
3.967% due 10/25/2037 ^•	288	257
Structured Asset Mortgage Investments Trust
2.281% due 07/25/2046 ^•	821	696
2.301% due 04/25/2036 •	335	310
2.311% due 09/25/2047 •	133	126

2.335% due 07/19/2035 •	164	161
2.401% due 12/25/2035 ^•	28	26
2.551% due 05/25/2045 •	330	320
2.665% due 07/19/2034 •	7	7
3.058% due 08/25/2047 ^•	1,472	1,391
Structured Asset Securities Corp. Mortgage Loan Trust
2.381% due 10/25/2036 •	1,387	1,244
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	19
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	2,028	1,859
UBS-Barclays Commercial Mortgage Trust
1.795% due 12/10/2045 ~(a)	52,853	2,996
UBS-Citigroup Commercial Mortgage Trust
2.395% due 01/10/2045 ~(a)	12,106	694
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •	377	372
2.314% due 12/25/2046 •	525	518
2.371% due 11/25/2045 •	304	287
2.381% due 10/25/2045 •	128	129
2.395% due 11/25/2046 •	153	151
2.401% due 01/25/2045 •	135	135
2.404% due 05/25/2046 •	998	997
2.671% due 07/25/2045 •	480	484
2.731% due 01/25/2045 •	88	91
2.831% due 11/25/2034 •	708	699
2.958% due 06/25/2042 •	57	55
2.958% due 08/25/2042 •	54	53
3.071% due 11/25/2034 •	480	475
3.097% due 12/25/2036 ^~	37	35
3.136% due 04/25/2037 ^~	1,055	967
3.305% due 03/25/2036 ~	1,205	1,116
3.306% due 02/25/2037 ^~	536	497
3.386% due 08/25/2034 ~	347	354
3.389% due 02/25/2037 ^~	323	314
3.481% due 12/25/2035 ~	605	565
3.657% due 03/25/2035 ~	421	427
3.722% due 03/25/2034 ~	311	319
4.099% due 06/25/2033 ~	50	50
Washington Mutual Mortgage Pass-Through Certificates Trust
2.341% due 07/25/2046 ^•	39	26
2.498% due 07/25/2046 ^•	461	338
2.528% due 05/25/2046 •	1,691	1,484
3.426% due 02/25/2033 ~	1	1
6.000% due 10/25/2035 ^	561	444
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	115	108
Wells Fargo Mortgage-Backed Securities Trust
3.822% due 03/25/2036 ~	60	61
3.881% due 04/25/2036 ~	97	98
6.000% due 10/25/2036 ^	146	147
Wells Fargo-RBS Commercial Mortgage Trust
0.443% due 03/15/2048 ~(a)	26,228	408
1.365% due 03/15/2045 ~(a)	46,723	2,071

		98,894

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
2.027% (COF 11 + 1.250%) due 03/01/2033 ~	57	57
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	350	344
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	5	5
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
2.313% due 01/25/2022 ~(a)	15,179	599
2.491% (LIBOR01M + 0.400%) due 06/25/2029 - 06/25/2036 ~	101	102
2.664% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	144	147
3.126% (US0012M + 1.376%) due 12/01/2034 ~	23	24
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	5	5
3.486% (US0012M + 1.736%) due 09/01/2035 ~	29	31
3.490% due 12/01/2020	4,558	4,610
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	561	598
3.884% (H15T1Y + 2.123%) due 06/01/2035 ~	45	47
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	43	45
6.000% due 04/25/2043 - 07/25/2044	540	597
6.500% due 06/25/2044	10	11
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	113,500	112,885
4.000% due 08/01/2048	39,400	40,111
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	152	152
Federal Housing Administration
6.896% due 07/01/2020	60	60
Freddie Mac
0.973% due 09/25/2022 ~(a)	22,226	653
1.130% due 11/25/2022 ~(a)	27,259	973
1.398% due 01/15/2038 ~(a)	1,623	69

1.439% due 08/25/2019 ~(a)	35,568	437
1.534% due 11/25/2019 ~(a)	31,380	525
2.257% (LIBOR01M + 0.350%) due 01/15/2038 ~	1,623	1,623
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	19	19
2.523% (LIBOR01M + 0.450%) due 12/15/2031 ~	23	23
2.664% (12MTA + 1.200%) due 10/25/2044 ~	533	532
2.673% (LIBOR01M + 0.600%) due 12/15/2037 ~	376	378
3.412% (H15T1Y + 2.250%) due 08/01/2035 ~	36	38
3.515% (US0012M + 1.765%) due 10/01/2035 ~	30	31
3.521% (US0012M + 1.771%) due 09/01/2035 ~	25	26
3.547% (H15T1Y + 2.208%) due 06/01/2024 ~	7	7
3.551% (US0012M + 1.801%) due 11/01/2035 ~	32	34
3.625% (US0012M + 1.875%) due 03/01/2036 ~	216	219
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 10/20/2029 ~	9	9
6.000% due 08/20/2034	3,258	3,555

		169,586

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
3.625% due 08/15/2043 (o)	100	111
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (o)	221	218
0.125% due 04/15/2022 (m)(o)	5,872	5,753
0.125% due 01/15/2023 (m)	15,630	15,284
0.500% due 01/15/2028	22,244	21,767
0.625% due 01/15/2026 (o)	53	52
0.750% due 02/15/2045 (o)	53	52
1.000% due 02/15/2048	8,738	9,040
1.375% due 02/15/2044	1,935	2,162
2.000% due 01/15/2026 (o)	568	622
2.375% due 01/15/2025 (o)	66	74
2.500% due 01/15/2029	5,601	6,587
3.875% due 04/15/2029 (o)	1,829	2,413
U.S. Treasury Notes
2.000% due 08/15/2025 (k)(o)	9,500	8,999
2.000% due 11/15/2026 (k)(o)	5,300	4,966
2.250% due 11/15/2025 (o)	200	192
2.875% due 04/30/2025 (k)(o)	26,600	26,702
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(m)	7,300	6,283
0.000% due 05/15/2026 (e)(m)	1,442	1,151

		112,428

Total United States (Cost $531,067)		539,820

SHORT-TERM INSTRUMENTS 7.4%
COMMERCIAL PAPER 2.1%
Boston Scientific Corp.
2.488% due 07/10/2018	$700	699
2.545% due 08/13/2018	800	798
Discovery Communications LLC
2.711% due 07/13/2018	4,400	4,396
Energy Transfer Partners
2.842% due 07/03/2018	400	400
Entergy Corp.
2.469% due 07/12/2018	1,800	1,798
2.757% due 09/04/2018	900	896
Enterprise Products Operating LLC
2.346% due 07/10/2018	1,000	999
2.357% due 07/06/2018	600	600
2.357% due 07/13/2018	1,400	1,399
Hyundai Capital America
2.336% due 07/16/2018	300	300
Marriot International
2.327% due 07/25/2018	300	299
2.523% due 08/10/2018	600	598
McKesson Corp.
2.438% due 07/16/2018	600	599
2.438% due 07/19/2018	1,000	999
Mondelez International, Inc.
2.275% due 07/11/2018	2,000	1,998
2.275% due 07/12/2018	300	300
2.495% due 08/20/2018	700	698
Oncor Electric Delivery
2.438% due 07/16/2018	300	300
RELX, Inc.
2.356% due 07/20/2018	600	599
Rockwell Collins, Inc.
2.388% due 07/17/2018	300	300
Schlumberger Holdings
2.677% due 10/03/2018	1,400	1,391

Sempra Energy Holdings
2.567% due 07/26/2018		2,600	2,595
Southern Co.
2.415% due 07/10/2018		300	300
2.463% due 07/09/2018		300	300
Syngenta Wilmington
3.100% due 07/27/2018		800	798
Thomson Reuters Corp.
2.438% due 07/10/2018		300	300
2.438% due 08/01/2018		1,100	1,098
2.499% due 07/11/2018		1,800	1,799
Walgreens Boots Alliance
2.684% due 07/25/2018		300	299

			27,855

REPURCHASE AGREEMENTS (j) 0.2%			2,761

SHORT-TERM NOTES 0.1%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		1,800	1,802
Letras del Banco Central de la Republica Argentina
40.700% due 07/18/2018 (f)	ARS	1,300	44

			1,846

ARGENTINA TREASURY BILLS 0.5%
21.965% due 09/14/2018 - 10/12/2018 (d)(e)		28,585	926
2.348% due 07/13/2018 - 12/14/2018 (d)(e)		$5,300	5,235

			6,161

JAPAN TREASURY BILLS 4.5%
(0.134)% due 07/02/2018 - 09/10/2018 (d)(e)	JPY	6,570,000	59,354

U.S. TREASURY BILLS 0.0%
1.957% due 09/27/2018 - 10/04/2018 (d)(e)(o)		$557	554

Total Short-Term Instruments (Cost $99,572)			98,531

Total Investments in Securities (Cost $1,467,976)			1,482,570

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio		6,328,813	63,326
PIMCO Short-Term Floating NAV Portfolio III		929,560	9,190

Total Short-Term Instruments (Cost $72,598)			72,516

Total Investments in Affiliates (Cost $72,598)			72,516

Total Investments 118.7% (Cost $1,540,574)			$1,555,086
Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $3,483)			(1,847)
Other Assets and Liabilities, net (18.5)%			(242,905)

Net Assets 100.0%			$1,310,334

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$2,761	U.S. Treasury Notes 2.125% due 08/15/2021	$(2,819)	$2,761	$2,761

Total Repurchase Agreements						$(2,819)	$2,761	$2,761

(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(86,984) at a weighted average interest rate of 0.460%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOM	2.170%	06/25/2018	07/26/2018	$	(12,998)	$(13,003)
	2.180	06/15/2018	07/19/2018		(5,206)	(5,212)
BOS	2.180	06/20/2018	07/05/2018		(6,541)	(6,545)
BPS	(0.450)	04/19/2018	07/19/2018	EUR	(24,602)	(28,704)
GRE	2.170	06/18/2018	07/18/2018	$	(1,305)	(1,306)
SCX	0.600	05/02/2018	07/05/2018	GBP	(32,404)	(42,809)
	2.180	06/21/2018	08/21/2018	$	(3,517)	(3,520)

Total Reverse Repurchase Agreements						$(101,099)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.150%	06/28/2018	07/27/2018	$(1,128)	$(1,129)

Total Sale-Buyback Transactions					$(1,129)

(k)	Securities with an aggregate market value of $102,327 and cash of $652 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $ (86,984) at a weighted average interest rate of 0.460%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$105.750	08/24/2018	1	$1	$0	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	8	8	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	56	56	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	108.000	08/24/2018	66	66	1	1
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	108.000	09/21/2018	114	114	1	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	115	115	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	123	123	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	180.000	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	185.000	08/24/2018	12	12	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	186.000	08/24/2018	79	79	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	117.000	08/24/2018	145	145	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	118.000	08/24/2018	129	129	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	120.000	08/24/2018	154	154	1	0

					$8	$2

Total Purchased Options					$8	$2

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	82	$82	$(25)	$(8)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	82	82	(18)	(27)

					$(43)	$(35)

Total Written Options					$(43)	$(35)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,763		$427,682	$(247)	$0	$(44)
90-Day Eurodollar March Futures	03/2019	2,724		662,204	(781)	0	0
90-Day Eurodollar September Futures	09/2018	135		32,921	(134)	0	0
Australia Government 3-Year Note September Futures	09/2018	27	AUD	2,225	9	1	0
Australia Government 10-Year Bond September Futures	09/2018	154		14,743	241	11	(17)
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	93	EUR	1	0	0	0
Call Options Strike @ EUR 183.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	500		6	(1)	0	0
Canada Government 10-Year Bond September Futures	09/2018	55	CAD	5,719	128	0	(47)
Euro-Bobl September Futures	09/2018	1,299	EUR	200,498	604	91	(61)
Euro-Bono September Futures	09/2018	8		1,358	3	4	0
Euro-Bund 10-Year Bond September Futures	09/2018	57		10,820	45	17	0
Euro-Buxl 30-Year Bond September Futures	09/2018	53		10,998	269	109	0
Japan Government 10-Year Bond September Futures	09/2018	66	JPY	89,920	129	18	(12)
Put Options Strike @ EUR 124.000 on Euro-Bobl September 2018 Futures	08/2018	250	EUR	1	0	0	0
Put Options Strike @ EUR 125.000 on Euro-Bobl September 2018 Futures	08/2018	1,005		6	(1)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	313		4	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	246		$27,950	0	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2018	156		18,749	71	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	203		32,391	626	0	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	1,384	GBP	226,330	59	23	(45)

					$1,020	$274	$(245)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	1,763		$(427,616)	$(90)	$66	$0
90-Day Eurodollar March Futures	03/2020	2,724		(660,706)	370	102	0
90-Day Eurodollar September Futures	09/2019	135		(32,765)	204	4	0
Call Options Strike @ EUR 133.000 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	182	EUR	(34)	2	5	(4)
Euro-BTP Italy Government Bond September Futures	09/2018	93		(13,819)	58	0	(164)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	597		(107,742)	(1,081)	0	(474)
Put Options Strike @ EUR 131.250 on Euro-Bobl September 2018 Futures	08/2018	182		(26)	4	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	1,384	GBP	(225,737)	38	46	(23)
United Kingdom Long Gilt September Futures	09/2018	48		(7,796)	(111)	18	0

					$(606)	$242	$(665)

Total Futures Contracts					$414	$516	$(910)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.192%		$3,000	$(88)	$28	$(60)	$1	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.186	EUR	200	(6)	1	(5)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.227		600	(14)	0	(14)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.262		200	(4)	0	(4)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.166		1,900	(59)	12	(47)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.180		$2,000	(58)	18	(40)	1	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.221		3,400	(100)	35	(65)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.225	EUR	900	(22)	1	(21)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.381		300	(5)	(1)	(6)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$2,100	(58)	16	(42)	0	0

							$(414)	$110	$(304)	$2	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	600	$10	$(1)	$9	$0	$0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.595		$900	16	(2)	14	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.758	EUR	2,000	(36)	83	47	0	(7)
Tesco PLC	1.000	Quarterly	06/20/2025	1.589		2,500	(83)	(30)	(113)	2	0

							$(93)	$50	$(43)	$2	$(7)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$4,700	$(356)	$57	$(299)	$0	$(1)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		128,400	(2,967)	716	(2,251)	0	(61)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	239,300	(2,832)	(2,446)	(5,278)	0	(110)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		107,700	(3,049)	1,006	(2,043)	0	(50)

						$(9,204)	$(667)	$(9,871)	$0	$(222)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$2,700	$(51)	$(55)	$(106)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.673%	Annual	04/30/2025		$2,900	$0	$(30)	$(30)	$2	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.683	Annual	04/30/2025		8,600	4	(102)	(98)	6	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.684	Annual	04/30/2025		2,500	0	(28)	(28)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.696	Annual	04/30/2025		2,800	0	(34)	(34)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.710	Annual	04/30/2025		2,800	0	(37)	(37)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.714	Annual	04/30/2025		6,200	0	(82)	(82)	4	0
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	51,400	16	(73)	(57)	15	0
Pay (6)	3-Month CAD Bank Bill	2.300	Semi-Annual	07/16/2020	CAD	89,300	(132)	164	32	0	(126)
Receive	3-Month CAD Bank Bill	1.850	Semi-Annual	09/15/2027		9,300	269	152	421	54	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	7,200	(12)	(50)	(62)	13	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	196,300	218	238	456	94	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		$634,400	(522)	(2,144)	(2,666)	0	(16)
Pay (6)(7)	1-Month LIBOR + 0.117%	0.000	Quarterly	03/02/2020		98,800	0	10	10	15	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		634,400	357	2,669	3,026	17	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		361,400	6,784	483	7,267	27	0
Pay (6)(7)	1-Month LIBOR + 0.084%	0.000	Quarterly	04/26/2022		69,900	0	(10)	(10)	4	0
Pay (7)	1-Month LIBOR + 0.070%	2.326	Quarterly	06/12/2022		9,900	0	16	16	1	0
Pay (7)	1-Month LIBOR + 0.084%	2.326	Quarterly	06/12/2022		13,800	0	15	15	1	0
Pay (7)	1-Month LIBOR + 0.085%	2.326	Quarterly	06/19/2022		49,900	4	43	47	5	0
Pay (6)(7)	1-Month LIBOR + 0.073%	0.000	Quarterly	04/27/2023		35,300	0	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,800	357	11	368	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,100	366	(32)	334	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		18,400	475	594	1,069	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		33,020	1,060	1,859	2,919	25	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,900	(21)	131	110	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		18,800	1,257	(83)	1,174	19	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		76,300	4,454	91	4,545	64	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		52,600	(1,699)	4,176	2,477	86	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,500	1,056	(113)	943	15	0
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		2,300	0	18	18	4	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		8,800	0	64	64	17	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	237,300	64	(437)	(373)	40	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		83,900	(52)	172	120	23	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	124,900	5	387	392	5	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		169,200	(676)	2,411	1,735	0	(2)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	12/19/2023		39,300	(134)	383	249	1	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		62,300	1,080	1,231	2,311	91	(2)
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		64,000	1,100	873	1,973	107	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		17,200	361	(496)	(135)	0	(189)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		1,400	33	(37)	(4)	0	(14)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	118,300	18	129	147	0	(11)
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		98,500	143	222	365	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		118,300	347	(126)	221	1	0
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		34,700	(3)	149	146	0	(10)
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		98,500	(155)	(237)	(392)	3	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		8,900	(2)	(86)	(88)	5	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		2,700	18	(1)	17	6	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,350	(71)	17	(54)	0	(1)
Pay (6)	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	9,250,000	(272)	69	(203)	10	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		80,000	0	(8)	(8)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		5,873,000	(438)	(128)	(566)	0	(21)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		960,000	(2,016)	456	(1,560)	0	(7)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		320,000	334	(91)	243	0	(3)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		410,000	(106)	(72)	(178)	0	(3)
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	(40)	(47)	20	0

							$13,862	$12,649	$26,511	$829	$(408)

Total Swap Agreements							$4,100	$12,087	$16,187	$833	$(637)

(m)	Securities with an aggregate market value of $8,120 and cash of $15,230 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	AUD	763		$579	$14	$0
	07/2018	JPY	158,100		1,436	8	0
	07/2018	NZD	388		273	10	0
BOA	07/2018	ARS	50,743		1,799	46	(1)
	07/2018	AUD	153,324		113,184	0	(284)
	07/2018	CHF	1,050		1,066	6	0
	07/2018	GBP	7,706		10,289	119	0
	07/2018	JPY	220,000		2,090	103	0
	07/2018	KRW	1,087		1	0	0
	07/2018	NOK	79,130		9,708	0	(8)
	07/2018	TRY	44,766		9,601	0	(70)
	07/2018		$3,130	ARS	83,890	0	(246)
	07/2018		13,617	EUR	11,600	0	(70)
	07/2018		4,675	PLN	17,466	0	(12)
	08/2018		114,137	AUD	154,526	285	(53)
	08/2018		2,362	BRL	9,053	0	(35)
	08/2018		3,380	CZK	70,894	0	(185)
	08/2018	ZAR	4,262		$323	13	0
	09/2018	SGD	22,577		17,002	404	0
	09/2018		$3,618	IDR	51,140,430	0	(85)
	10/2018	PLN	17,092		$4,573	3	0
BPS	07/2018	ARS	39,170		1,427	73	0
	07/2018		$2,766	ARS	78,340	3	(74)
	07/2018		662	CAD	871	0	0
	07/2018		18,592	CLP	11,844,556	0	(463)
	07/2018		129,467	EUR	111,623	886	0
	07/2018		1,395	GBP	1,048	0	(11)
	07/2018		21,065	JPY	2,287,900	0	(401)
	08/2018		634	AUD	812	0	(33)
	08/2018		55,789	MXN	1,061,795	0	(2,783)

	08/2018		503	ZAR	6,423	0	(37)
	09/2018	TWD	502,725		$17,109	533	0
	10/2018	KRW	416,576		375	0	(1)
BRC	07/2018	ARS	34,162		1,259	96	0
	07/2018	RUB	882,561		14,037	0	(6)
	08/2018		$13,971	RUB	882,561	5	0
	09/2018		3,367	INR	232,761	0	(3)
CBK	07/2018	ARS	660		$23	1	0
	07/2018	EUR	5,547		6,567	89	0
	07/2018	GBP	9,143		12,285	218	0
	07/2018		$74,685	CAD	97,240	0	(719)
	07/2018		1,161	DKK	7,000	0	(64)
	07/2018		1,071	EUR	927	11	0
	07/2018		110,718	GBP	83,583	7	(415)
	07/2018		408	NOK	3,282	0	(5)
	07/2018		876	TRY	4,008	0	(10)
	08/2018	CZK	71,705		$3,277	45	0
	08/2018	JPY	300,000		2,721	2	0
	08/2018		$124	ARS	2,561	0	(40)
	08/2018		2,521	CAD	3,320	7	0
	08/2018		997	MXN	20,877	46	0
	09/2018		45,857	RUB	2,885,654	0	(250)
	02/2019	EUR	4,961		$6,279	383	0
	06/2019	GBP	1,441		1,931	0	(2)
DUB	07/2018	ARS	22,422		774	1	(2)
	07/2018	BRL	9,360		2,655	240	0
	07/2018	COP	2,167,965		795	56	0
	07/2018		$774	ARS	21,575	0	(28)
	07/2018		2,430	BRL	9,360	0	(15)
	07/2018		658	COP	1,882,448	0	(16)
	01/2019		3,773	EUR	3,000	0	(212)
	03/2019	BRL	6,245		$1,632	59	0
	03/2019		$1,389	MXN	29,799	54	0
	04/2019	SEK	5,500	EUR	534	10	0
FBF	07/2018	BRL	7,876		$2,066	34	0
	07/2018	COP	87,184		32	2	0
	07/2018	KRW	3,408,832		3,136	74	0
	07/2018		$2,043	BRL	7,876	0	(11)
	04/2019	EUR	1,058	SEK	10,852	0	(24)
GLM	07/2018	ARS	29		$1	0	0
	07/2018	CAD	2,087	AUD	2,159	10	0
	07/2018		710		$533	0	(7)
	07/2018	CHF	2,180		2,207	6	0
	07/2018	EUR	3,399		3,939	0	(31)
	07/2018	GBP	318		420	0	0
	07/2018	KRW	2,815,082		2,540	11	0
	07/2018	SEK	88,395		10,095	226	0
	07/2018		$121,019	AUD	160,984	0	(1,883)
	07/2018		3,325	BRL	12,748	0	(36)
	07/2018		132,203	CHF	130,824	0	(97)
	07/2018		3,410	COP	9,825,804	0	(60)
	07/2018		9,852	EUR	8,439	6	(3)
	07/2018		2,824	GBP	2,110	0	(40)
	07/2018		22,248	JPY	2,435,300	0	(252)
	08/2018	BRL	12,748		$3,316	38	0
	08/2018	RUB	58,743		919	0	(11)
	09/2018	RON	12,182	EUR	2,588	0	(1)
	09/2018		$1,166	IDR	16,466,252	0	(29)
HUS	07/2018	ARS	15,512		$572	44	0
	07/2018	BRL	18,720		4,937	107	0
	07/2018	CAD	95,290		71,620	0	(863)
	07/2018	KRW	1,679,640		1,521	12	0
	07/2018		$4,935	BRL	18,720	0	(105)
	07/2018		13,807	RUB	882,561	236	0
	08/2018	MXN	108,186		$5,518	132	(15)
	08/2018	RUB	789,110		12,625	129	0
	08/2018		$254	ARS	5,255	0	(82)
	08/2018		71,660	CAD	95,290	862	0
	08/2018		791	ZAR	10,154	0	(54)
	09/2018		20,374	IDR	295,015,520	6	0
	10/2018		663	DKK	4,215	3	0
	12/2018	EUR	4,098		$5,127	279	0
	12/2018		$3,568	AUD	4,490	0	(243)
	01/2019	EUR	3,128		$3,760	47	0
	02/2019		$1,884	AUD	2,370	0	(128)
	03/2019	BRL	2,093		$620	93	0
	03/2019		$620	MXN	12,211	0	(29)
	05/2019		3,303	EUR	2,736	0	(21)
IND	09/2018	RON	14,450		3,069	0	(2)
JPM	07/2018	ARS	21,218		$796	71	0
	07/2018	AUD	4,584		3,454	61	0
	07/2018	BRL	12,748		3,420	132	0
	07/2018	CAD	5,365		4,053	16	(43)
	07/2018	CHF	127,594		128,772	0	(72)
	07/2018	COP	381,677		139	9	0
	07/2018	GBP	9,154		12,133	65	(13)

	07/2018	SEK	9,415		1,068	17	0
	07/2018		$2,124	CAD	2,818	20	0
	07/2018		672	EUR	579	4	0
	07/2018		140,622	NOK	1,165,803	2,520	0
	07/2018		15,342	NZD	22,189	0	(313)
	08/2018	JPY	1,740,000		$15,778	11	0
	08/2018	KRW	2,646,700		2,375	0	(3)
	08/2018		$129,099	CHF	127,594	69	0
	08/2018		31,952	ZAR	407,763	0	(2,362)
	09/2018	JPY	3,400,000		$31,164	310	0
MSB	07/2018	AUD	4,878		3,684	74	0
	07/2018	BRL	29,121		7,624	111	0
	07/2018	CAD	4,818		3,714	49	0
	07/2018	JPY	54,600		495	2	0
	07/2018	PLN	16,542		4,868	451	0
	07/2018		$7,925	BRL	29,121	0	(411)
	08/2018	JPY	910,000		$8,251	5	0
	08/2018		$43	ARS	892	0	(14)
	08/2018		3,145	BRL	11,885	0	(90)
	06/2021		92	EUR	72	0	0
NGF	07/2018	ARS	453		$16	1	0
	07/2018	KRW	2,559,015		2,311	12	0
	07/2018		$3,953	INR	270,365	0	(14)
	08/2018	KRW	1,162,181		$1,044	0	0
	09/2018		$33,830	CNH	216,001	0	(1,360)
	09/2018		3,338	INR	226,880	0	(59)
RBC	07/2018	AUD	889		$653	0	(5)
	08/2018	ZAR	428,669		33,493	2,386	0
RYL	04/2019	SEK	7,720	EUR	743	6	0
SCX	07/2018	GBP	957		$1,261	0	(2)
	07/2018	NOK	1,081,420		132,624	0	(158)
	07/2018	NZD	21,801		14,869	104	0
	07/2018	SEK	251,288		28,220	164	0
	07/2018		$1,891	AUD	2,565	7	0
	07/2018		2,462	CAD	3,278	31	0
	07/2018		35,422	DKK	226,009	2	0
	08/2018		910	AUD	1,168	0	(46)
	08/2018		132,785	NOK	1,081,420	155	0
	08/2018		14,870	NZD	21,801	0	(104)
	08/2018		28,285	SEK	251,288	0	(167)
	08/2018		9,348	TRY	41,750	0	(425)
	09/2018	IDR	14,031,738		$978	9	0
	09/2018	KRW	629,135		585	19	0
	10/2018	DKK	226,009		35,681	3	0
	10/2018	INR	143,168		2,068	10	0
SOG	07/2018		$39,278	SEK	349,959	0	(206)
	08/2018		48	ARS	1,003	0	(15)
	12/2018		2,353	EUR	1,867	0	(144)
SSB	07/2018	EUR	127,791		$148,762	0	(473)
	07/2018		$200	EUR	170	0	(2)
	07/2018		11,376	JPY	1,240,000	0	(172)
	08/2018		149,092	EUR	127,791	467	0
TOR	07/2018	JPY	4,510,500		$41,053	313	0
	08/2018		$41,137	JPY	4,510,500	0	(316)
UAG	07/2018	DKK	234,342		$39,073	2,342	0
	07/2018	GBP	56,810		75,117	142	0
	07/2018	JPY	1,240,000		11,665	461	0
	07/2018	NOK	8,535		1,049	6	(5)
	07/2018	PLN	924		276	29	0
	07/2018	SEK	4,295		481	2	0
	07/2018		$400	SEK	3,434	0	(16)
	08/2018	MXN	8,033		$411	9	0
	08/2018		$75,223	GBP	56,810	0	(146)
	09/2018		1,119	IDR	15,940,397	0	(18)

Total Forward Foreign Currency Contracts						$16,870	$(17,840)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.693	07/16/2018	AUD	100,000	$7	$4
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$4,812	89	27
BRC	Put - OTC EUR versus USD		$1.050	07/19/2018	EUR	40,000	5	0
CBK	Call - OTC USD versus CAD	CAD	1.370	08/17/2018		$7,002	13	8
DUB	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		2,646	48	15
GLM	Put - OTC EUR versus USD		$1.070	07/03/2018	EUR	80,000	9	0
	Call - OTC USD versus JPY	JPY	120.000	04/20/2020		$5,049	94	28
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	14,300	141	252
	Put - OTC EUR versus USD		1.140	05/24/2019	EUR	6,600	86	92
MSB	Call - OTC EUR versus USD		1.291	06/24/2021		1,067	65	64
	Put - OTC EUR versus USD		1.291	06/24/2021		1,067	77	75
SCX	Put - OTC USD versus INR	INR	69.220	10/25/2018		$3,747	52	45
UAG	Call - OTC USD versus CHF	CHF	1.050	07/16/2018		125,000	13	1

							$699	$611

Total Purchased Options							$699	$611

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	2,900	$(4)	$(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		6,300	(6)	(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		3,700	(4)	(4)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,500	(3)	0
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	09/19/2018	EUR	30,700	(16)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	09/19/2018		30,700	(61)	(143)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	$	2,200	(2)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		2,500	(3)	(3)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		1,800	(3)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		2,000	(2)	(1)

							$(104)	$(155)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus KRW	KRW	1,200.000	10/25/2018	$	3,747	$(15)	$(15)
CBK	Put - OTC GBP versus USD	$	1.315	06/14/2019	GBP	4,099	(130)	(126)
	Call - OTC GBP versus USD		1.440	06/14/2019		4,144	(60)	(45)
	Put - OTC USD versus CAD	CAD	1.305	08/17/2018	$	4,668	(36)	(36)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	14,300	(186)	(8)
	Call - OTC EUR versus USD		1.270	05/24/2019	EUR	6,600	(91)	(67)

							$(518)	$(297)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$0

Total Written Options						$(692)	$(452)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.175%	$	600	$(21)	$2	$0	$(19)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.902	EUR	1,800	31	(40)	0	(9)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175	$	4,700	(168)	19	0	(149)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		3,900	(96)	5	0	(91)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		2,200	(42)	10	0	(32)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		1,600	(55)	4	0	(51)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		1,600	(38)	1	0	(37)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		2,600	(92)	10	0	(82)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.694		3,700	(71)	18	0	(53)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		3,200	(113)	12	0	(101)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.175		4,200	(142)	9	0	(133)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		2,200	(55)	3	0	(52)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.500		2,700	(65)	2	0	(63)

								$(927)	$55	$0	$(872)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	4,500	$235	$(154)	$81	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	6,900	$5,470	$25	$(392)	$0	$(367)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		4,100	3,229	(10)	(187)	0	(197)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,600	1,952	(1)	137	136	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	1,315	1,028	4	(60)	0	(56)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	2,900	3,539	85	160	245	0

								$103	$(342)	$381	$(620)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	3-Month KRW-KORIBOR	2.013%	Quarterly	07/10/2027	KRW	5,636,300	$0	$78	$78	$0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027		10,227,900	0	147	147	0

								$0	$225	$225	$0

Total Swap Agreements								$(589)	$(216)	$687	$(1,492)

(o)

Securities with an aggregate market value of $13,673 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,904	$0	$2,904
Australia
Asset-Backed Securities	0	1,601	0	1,601
Corporate Bonds & Notes	0	4,661	0	4,661
Non-Agency Mortgage-Backed Securities	0	1,958	0	1,958
Brazil
Corporate Bonds & Notes	0	4,734	0	4,734
Loan Participations and Assignments	0	0	973	973
Canada
Corporate Bonds & Notes	0	5,198	0	5,198
Non-Agency Mortgage-Backed Securities	0	4,156	0	4,156
Sovereign Issues	0	59,513	0	59,513
Cayman Islands
Asset-Backed Securities	0	41,294	0	41,294
Corporate Bonds & Notes	0	2,252	0	2,252
Curacao
Corporate Bonds & Notes	0	608	0	608
Denmark
Corporate Bonds & Notes	0	41,855	0	41,855
Sovereign Issues	0	7,726	0	7,726
France
Corporate Bonds & Notes	0	28,955	0	28,955
Sovereign Issues	0	28,693	0	28,693
Germany
Corporate Bonds & Notes	0	10,500	0	10,500
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,977	0	1,977
Hong Kong
Corporate Bonds & Notes	0	2,876	0	2,876
Ireland
Asset-Backed Securities	0	5,260	0	5,260
Corporate Bonds & Notes	0	5,276	0	5,276
Israel
Sovereign Issues	0	2,014	0	2,014
Italy
Corporate Bonds & Notes	0	4,634	0	4,634
Non-Agency Mortgage-Backed Securities	0	370	0	370
Sovereign Issues	0	25,854	0	25,854
Japan
Corporate Bonds & Notes	0	16,633	0	16,633
Sovereign Issues	0	141,530	0	141,530
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,204	0	1,204
Kuwait
Sovereign Issues	0	9,266	0	9,266
Lithuania
Sovereign Issues	0	2,249	0	2,249
Luxembourg
Corporate Bonds & Notes	0	5,797	0	5,797
Netherlands
Asset-Backed Securities	0	152	0	152
Corporate Bonds & Notes	0	19,406	0	19,406
Norway
Corporate Bonds & Notes	0	3,829	0	3,829
Sovereign Issues	0	1,506	0	1,506
Poland
Sovereign Issues	0	4,524	0	4,524
Portugal
Corporate Bonds & Notes	0	1,541	0	1,541
Qatar
Sovereign Issues	0	15,573	0	15,573
Saudi Arabia
Sovereign Issues	0	25,030	0	25,030
Singapore
Corporate Bonds & Notes	0	5,246	0	5,246
Slovenia
Sovereign Issues	0	12,088	0	12,088
South Korea
Sovereign Issues	0	450	0	450
Spain
Corporate Bonds & Notes	0	4,030	0	4,030
Sovereign Issues	0	26,531	0	26,531
Supranational
Corporate Bonds & Notes	0	10,452	0	10,452
Sweden
Corporate Bonds & Notes	0	66,471	0	66,471

Switzerland
Corporate Bonds & Notes	0	18,124	0	18,124
Sovereign Issues	0	2,090	0	2,090
United Arab Emirates
Sovereign Issues	0	4,640	0	4,640
United Kingdom
Corporate Bonds & Notes	0	77,051	0	77,051
Non-Agency Mortgage-Backed Securities	0	19,370	0	19,370
Sovereign Issues	0	53,594	0	53,594
United States
Asset-Backed Securities	0	22,855	0	22,855
Corporate Bonds & Notes	0	133,374	0	133,374
Loan Participations and Assignments	0	1,464	0	1,464
Municipal Bonds & Notes	0	1,219	0	1,219
Non-Agency Mortgage-Backed Securities	0	98,894	0	98,894
U.S. Government Agencies	0	169,586	0	169,586
U.S. Treasury Obligations	0	112,428	0	112,428
Short-Term Instruments
Commercial Paper	1,098	26,757	0	27,855
Repurchase Agreements	0	2,761	0	2,761
Short-Term Notes	0	1,846	0	1,846
Argentina Treasury Bills	0	6,161	0	6,161
Japan Treasury Bills	0	59,354	0	59,354
U.S. Treasury Bills	0	554	0	554
	$1,098	$1,480,499	$973	$1,482,570

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$72,516	$0	$0	$72,516

Total Investments	$73,614	$1,480,499	$973	$1,555,086

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	516	835	0	1,351
Over the counter	0	18,168	0	18,168
	$516	$19,003	$0	$19,519

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(910)	(672)	0	(1,582)
Over the counter	0	(19,784)	0	(19,784)

	$(910)	$(20,456)	$0	$(21,366)

Total Financial Derivative Instruments	$(394)	$(1,453)	$0	$(1,847)

Totals	$73,220	$1,479,046	$973	$1,553,239

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.6% ¤
CORPORATE BONDS & NOTES 8.4%
BANKING & FINANCE 5.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		300	306
Ambac Assurance Corp.
5.100% due 06/07/2020		28	38
Ambac LSNI LLC
7.337% due 02/12/2023 •		134	136
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(i)	EUR	200	243
7.000% due 02/19/2019 •(g)(i)		600	718
8.875% due 04/14/2021 •(g)(i)		600	786
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	57,000	3,674
5.875% due 03/15/2028 •(g)		$670	656
Barclays Bank PLC
7.625% due 11/21/2022 (i)		2,100	2,265
BRFkredit A/S
2.500% due 10/01/2047	DKK	9	1
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,817	383
Credit Suisse Group AG
3.869% due 01/12/2029 •		$1,450	1,366
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	598
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	197
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		1,500	1,519
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,335
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	781
3.541% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,351
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		400	401
ING Bank NV
2.625% due 12/05/2022		1,200	1,174
International Lease Finance Corp.
5.875% due 04/01/2019		100	102
6.250% due 05/15/2019		400	410
8.250% due 12/15/2020		100	110
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	2,902
Lloyds Banking Group PLC
3.000% due 02/04/2019 (j)		$500	498
3.000% due 10/11/2019 (j)		500	500
3.130% (US0003M + 0.800%) due 06/21/2021 ~		700	700
7.000% due 06/27/2019 •(g)(i)	GBP	6,800	9,163
Nationwide Building Society
6.875% due 06/20/2019 •(g)(i)		700	945
Navient Corp.
5.500% due 01/15/2019		$1,100	1,110
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		20	3
Realkredit Danmark A/S
2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,099
4.519% due 06/25/2024 •		700	701
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	5,120	6,059
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		$2,100	2,107
Toronto-Dominion Bank
2.250% due 03/15/2021		1,800	1,761

UBS Group Funding Switzerland AG
4.128% due 04/14/2021 •		10,400	10,741

			61,955

INDUSTRIALS 1.3%
Altice France S.A.
6.000% due 05/15/2022		2,600	2,619
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,475
BAT Capital Corp.
2.945% due 08/14/2020 •		$1,500	1,505
Dell International LLC
3.480% due 06/01/2019		200	201
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		700	700
eBay, Inc.
2.750% due 01/30/2023		700	675
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		1,700	1,700
Ryder System, Inc.
2.450% due 09/03/2019		100	99
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	206
Time Warner Cable LLC
8.250% due 04/01/2019		100	104
VMware, Inc.
2.950% due 08/21/2022		410	394
3.900% due 08/21/2027		200	185
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	298

			15,161

UTILITIES 1.6%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		1,700	1,708
3.298% (US0003M + 0.950%) due 07/15/2021 ~		4,700	4,747
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		1,000	936
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		500	501
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	122
4.625% due 10/15/2018	EUR	740	874
Nevada Power Co.
6.500% due 08/01/2018		$600	602
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		1,950	1,954
Petrobras Global Finance BV
6.125% due 01/17/2022		645	657
7.250% due 03/17/2044		5,100	4,737
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		800	801
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	297

			18,040

Total Corporate Bonds & Notes (Cost $97,823)			95,156

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		165	165

Total Municipal Bonds & Notes (Cost $129)			165

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		154,970	154,023
4.000% due 08/01/2048 - 09/01/2048		81,000	82,425

Total U.S. Government Agencies (Cost $235,484)			236,448

U.S. TREASURY OBLIGATIONS 47.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(q)		320	321
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (o)(q)		5,104	5,074
0.125% due 04/15/2020 (o)(l)		27,357	27,071
0.125% due 04/15/2021 (l)		59,866	58,960
0.125% due 07/15/2024		3,915	3,807
0.125% due 07/15/2026 (l)		41,684	39,945

0.125% due 07/15/2026 †(q)		63	60
0.250% due 01/15/2025 (l)		37,836	36,811
0.375% due 07/15/2025		17,774	17,466
0.375% due 07/15/2025 †(o)(q)		14,369	14,120
0.625% due 07/15/2021 †(o)(q)		4,447	4,464
0.625% due 04/15/2023 (o)		30	30
0.625% due 01/15/2024		18,041	18,022
0.625% due 01/15/2026 (l)		62,950	62,625
0.625% due 02/15/2043		2,942	2,788
0.750% due 02/15/2042		954	932
0.750% due 02/15/2045		4,479	4,350
0.875% due 02/15/2047		12,133	12,146
1.000% due 02/15/2046		12,932	13,333
1.000% due 02/15/2048		10,162	10,514
1.375% due 01/15/2020 (o)(l)		28,039	28,360
1.375% due 02/15/2044		10,955	12,241
1.375% due 02/15/2044 †(q)		570	637
1.750% due 01/15/2028 (q)		665	727
2.000% due 01/15/2026		8,429	9,237
2.125% due 02/15/2040 (q)		1,032	1,298
2.125% due 02/15/2041		3,535	4,481
2.375% due 01/15/2025 (l)		61,699	68,433
2.375% due 01/15/2027 (l)		19,878	22,613
2.500% due 01/15/2029 (l)		33,725	39,658
2.500% due 01/15/2029 †(o)(q)		5,660	6,655
3.375% due 04/15/2032		5,533	7,393
3.875% due 04/15/2029		2,397	3,163

Total U.S. Treasury Obligations (Cost $538,340)			537,735

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust
2.331% due 07/25/2037 •		906	795
Banc of America Alternative Loan Trust
2.741% due 12/25/2035 ^•		1,007	842
Banc of America Mortgage Trust
3.643% due 11/25/2035 ^~		158	158
3.697% due 08/25/2035 ^~		177	175
4.405% due 06/25/2035 ~		217	206
BCAP LLC Trust
3.456% due 04/26/2036 ~		799	678
Bear Stearns Adjustable Rate Mortgage Trust
3.616% due 03/25/2035 ~		25	24
4.137% due 07/25/2036 ^~		359	338
Countrywide Alternative Loan Trust
2.201% due 06/25/2046 •		290	278
2.279% due 12/20/2046 ^•		296	251
3.582% due 10/25/2035 ^~		51	44
5.500% due 11/25/2035		79	75
5.500% due 01/25/2036		371	330
6.000% due 08/25/2036 ^•		148	133
6.000% due 04/25/2037		455	388
6.250% due 11/25/2036 ^		135	116
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% due 04/25/2035 •		413	399
3.480% due 04/20/2035 ~		21	21
6.000% due 05/25/2037 ^		588	478
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		604	282
Deutsche ALT-A Securities, Inc.
2.391% due 04/25/2037 •		809	542
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		378	340
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		85	67
Grifonas Finance PLC
0.009% due 08/28/2039 •	EUR	457	480
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		$31	32
6.000% due 11/25/2035 ^		473	380
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •		788	661
JPMorgan Mortgage Trust
3.814% due 06/25/2035 ~		14	14
Lehman Mortgage Trust
5.243% due 01/25/2036 ^~		525	520
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •		440	93
Morgan Stanley Mortgage Loan Trust
3.522% due 06/25/2036 ~		184	188
New York Mortgage Trust
3.796% due 05/25/2036 ^~		236	231
Residential Asset Securitization Trust
2.491% due 05/25/2035 •		647	563
2.491% due 01/25/2046 ^•		1,188	614
6.250% due 11/25/2036		188	127

Structured Asset Mortgage Investments Trust
2.301% due 05/25/2036 •		563	508
2.311% due 05/25/2036 •		674	617
2.371% due 02/25/2036 ^•		729	678
WaMu Mortgage Pass-Through Certificates Trust
3.059% due 11/25/2036 ^~		624	600
3.278% due 10/25/2035 ~		1,732	1,753
3.364% due 09/25/2033 ~		19	20
3.389% due 02/25/2037 ^~		90	87
Wells Fargo Mortgage-Backed Securities Trust
3.616% due 12/25/2033 ~		37	38
3.720% due 11/25/2034 ~		93	95
3.933% due 04/25/2036 ^~		350	357
4.097% due 10/25/2035 ~		66	67

Total Non-Agency Mortgage-Backed Securities (Cost $15,042)			15,683

ASSET-BACKED SECURITIES 6.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.512% due 08/15/2033 •		118	118
Aurium CLO DAC
0.000% due 10/13/2029 •(a)	EUR	1,300	1,518
B&M CLO Ltd.
3.078% due 04/16/2026 •		$410	409
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	300	351
Barings Euro CLO BV
0.000% due 07/27/2030 •(a)		400	467
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		$500	500
CIFC Funding Ltd.
3.220% due 10/25/2027 •		1,020	1,020
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •		570	576
Citigroup Mortgage Loan Trust
2.171% due 01/25/2037 •		365	261
Citigroup Mortgage Loan Trust, Inc.
2.421% due 10/25/2036 •		2,300	2,184
Countrywide Asset-Backed Certificates
2.231% due 07/25/2037 •		532	494
2.291% due 09/25/2037 •		139	125
2.321% due 05/25/2037 •		1,100	1,015
2.341% due 03/25/2037 •		2,200	2,015
4.634% due 04/25/2036 ~		95	87
Countrywide Asset-Backed Certificates Trust
3.051% due 10/25/2035 •		3,120	3,136
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •		852	853
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •		800	800
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	300	350
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		$1,400	1,400
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		900	899
First Franklin Mortgage Loan Trust
2.561% due 11/25/2036 •		2,600	2,305
Fremont Home Loan Trust
2.226% due 10/25/2036 •		330	313
2.241% due 10/25/2036 •		5,526	3,014
2.331% due 10/25/2036 •		3,037	1,678
GSAMP Trust
2.251% due 05/25/2046 •		144	143
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		800	800
Home Equity Mortgage Loan Asset-Backed Trust
2.311% due 04/25/2037 •		488	401
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		670	670
IndyMac Mortgage Loan Trust
2.161% due 07/25/2036 •		974	442
Jamestown CLO Ltd.
3.218% due 01/15/2028 •		1,700	1,694
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		610	610
Lehman XS Trust
2.251% due 05/25/2036 •		1,551	1,556
4.884% due 06/25/2036		897	875
Long Beach Mortgage Loan Trust
2.391% due 01/25/2036 •		2,164	1,958
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		970	969
MASTR Asset-Backed Securities Trust
2.331% due 06/25/2036 •		313	186
2.661% due 01/25/2036 •		5,000	4,905

MidOcean Credit CLO
3.148% due 04/15/2027 •		1,000	1,000
Monarch Grove CLO
3.240% due 01/25/2028 •		1,350	1,351
Morgan Stanley ABS Capital, Inc. Trust
2.161% due 10/25/2036 •		175	107
2.201% due 10/25/2036 •		25	16
2.221% due 10/25/2036 •		1,456	1,381
2.241% due 06/25/2036 •		1,924	1,331
Morgan Stanley Mortgage Loan Trust
2.321% due 02/25/2037 •		236	121
5.726% due 10/25/2036 ^		267	145
Navient Student Loan Trust
3.241% due 03/25/2066 •		1,455	1,484
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		750	750
NovaStar Mortgage Funding Trust
2.261% due 11/25/2036 •		201	96
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		320	320
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035 •		110	110
Renaissance Home Equity Loan Trust
3.191% due 09/25/2037 •		6,360	3,626
Residential Asset Securities Corp. Trust
2.331% due 08/25/2036 •		600	481
2.341% due 11/25/2036 •		4,268	3,687
Saxon Asset Securities Trust
4.034% due 06/25/2033		22	22
Securitized Asset-Backed Receivables LLC Trust
2.341% due 05/25/2036 •		1,071	706
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		1,500	1,500
3.239% due 07/20/2027 •		400	399
Soundview Home Loan Trust
2.151% due 11/25/2036 •		150	69
2.371% due 05/25/2036 •		500	480
Structured Asset Investment Loan Trust
2.811% due 10/25/2035 •		4,300	4,214
Structured Asset Securities Corp. Mortgage Loan Trust
3.482% due 04/25/2035 •		35	35
Symphony CLO Ltd.
3.228% due 04/15/2028 •		300	300
Telos CLO Ltd.
3.303% due 04/17/2028 •		570	570
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.159% due 07/20/2027 •		380	380
3.199% due 04/20/2028 •		800	795
Tralee CLO Ltd.
3.389% due 10/20/2027 •		1,200	1,202
Venture CLO Ltd.
3.119% due 02/28/2026 •		3,290	3,276
3.228% due 04/15/2027 •		730	729
3.228% due 07/15/2027 •		1,000	998
VOLT LLC
3.500% due 03/25/2047		466	466
WhiteHorse Ltd.
3.010% due 04/17/2027 •		1,100	1,098

Total Asset-Backed Securities (Cost $69,359)			74,592

SOVEREIGN ISSUES 10.3%
Argentina Government International Bond
5.875% due 01/11/2028		2,400	1,957
6.875% due 01/26/2027		400	353
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,665	116
40.000% (ARPP7DRR) due 06/21/2020 ~		74,652	2,689
Australia Government International Bond
1.250% due 02/21/2022 (f)	AUD	18,601	14,189
3.000% due 09/20/2025 (f)		7,683	6,635
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	700	889
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,771
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (d)	BRL	5,870	1,490
0.000% due 01/01/2019 (d)		132,330	33,049
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	330	405
3.750% due 07/26/2023		1,040	1,339
3.875% due 05/06/2022		810	1,039
4.250% due 11/04/2025		750	1,000
France Government International Bond
0.100% due 03/01/2025 (f)		2,517	3,205

0.250% due 07/25/2024 (f)		1,704	2,200
1.850% due 07/25/2027 (f)		4,356	6,493
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (f)		5,998	7,588
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,477	10,306
Peru Government International Bond
6.150% due 08/12/2032	PEN	7,700	2,411
Qatar Government International Bond
3.875% due 04/23/2023		$2,200	2,202
5.103% due 04/23/2048		1,700	1,699
Saudi Government International Bond
4.000% due 04/17/2025		3,710	3,697
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	1,733	2,648
0.125% due 11/22/2056 (f)		931	2,306
0.125% due 11/22/2065 (f)		898	2,609
1.875% due 11/22/2022 (f)		1,061	1,656

Total Sovereign Issues (Cost $124,999)			116,941

	SHARES
COMMON STOCKS 1.5%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		29,283	2,318
Marriott International, Inc. ‘A’		14,199	1,798

			4,116

FINANCIALS 0.4%
Bank of America Corp.		9,605	271
Bank of New York Mellon Corp. (n)		5,620	303
BB&T Corp.		5,607	283
Citigroup, Inc.		4,177	279
JPMorgan Chase & Co.		2,627	274
M&T Bank Corp.		1,590	271
PNC Financial Services Group, Inc. (n)		1,918	259
SunTrust Banks, Inc.		4,270	282
U.S. Bancorp		5,721	286
Validus Holdings Ltd.		16,610	1,123
Wells Fargo & Co. (n)		5,561	308
XL Group Ltd.		20,161	1,128

			5,067

INDUSTRIALS 0.4%
USG Corp. (b)		98,479	4,246

INFORMATION TECHNOLOGY 0.2%
InterXion Holding NV (b)		17,078	1,066
NXP Semiconductors NV (b)		10,084	1,102

			2,168

MATERIALS 0.1%
KapStone Paper and Packaging Corp.		32,094	1,107

Total Common Stocks (Cost $15,929)			16,704

REAL ESTATE INVESTMENT TRUSTS 9.6%
FINANCIALS 0.1%
Starwood Property Trust, Inc.		19,876	432

REAL ESTATE 9.5%
Alexandria Real Estate Equities, Inc.		25,340	3,197
American Campus Communities, Inc.		41,196	1,766
American Tower Corp.		17,179	2,477
Apartment Investment & Management Co. ‘A’		26,666	1,128
AvalonBay Communities, Inc.		28,013	4,815
Boston Properties, Inc.		20,518	2,573
Camden Property Trust		23,315	2,125
CoreSite Realty Corp.		9,592	1,063
Corporate Office Properties Trust		34,012	986
CubeSmart		40,798	1,314
DCT Industrial Trust, Inc.		31,249	2,085
Digital Realty Trust, Inc.		44,871	5,007
Douglas Emmett, Inc.		47,700	1,917
Duke Realty Corp.		73,465	2,133
EastGroup Properties, Inc.		15,658	1,496

Equinix, Inc.		8,597	3,696
Equity Residential		83,220	5,300
Essex Property Trust, Inc.		9,243	2,210
Federal Realty Investment Trust		12,847	1,626
GGP, Inc.		146,616	2,995
Host Hotels & Resorts, Inc.		91,177	1,921
Hudson Pacific Properties, Inc.		51,215	1,815
Invitation Homes, Inc.		55,336	1,276
Kilroy Realty Corp.		27,246	2,061
Mid-America Apartment Communities, Inc.		22,751	2,290
Prologis, Inc.		104,328	6,853
Public Storage		17,450	3,959
Regency Centers Corp.		31,356	1,947
Rexford Industrial Realty, Inc.		43,169	1,355
Ryman Hospitality Properties, Inc. (n)		21,246	1,767
SBA Communications Corp. (b)		13,018	2,150
Simon Property Group, Inc. (n)		58,132	9,893
SL Green Realty Corp. (n)		20,184	2,029
Sun Communities, Inc.		48,222	4,720
Sunstone Hotel Investors, Inc.		43,941	730
Taubman Centers, Inc.		34,626	2,035
UDR, Inc.		82,477	3,096
Ventas, Inc.		39,467	2,248
Vornado Realty Trust		32,094	2,372
Welltower, Inc.		38,476	2,412
Weyerhaeuser Co.		31,246	1,139

			107,977

Total Real Estate Investment Trusts (Cost $99,953)			108,409

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC 1.940% due 09/04/2018		$2,500	2,498

COMMERCIAL PAPER 0.7%
Bank of Montreal
1.537% due 07/03/2018	CAD	2,200	1,673
1.540% due 07/03/2018		700	533
Bank of Nova Scotia
1.543% due 07/03/2018		6,900	5,248
Royal Bank of Canada
1.540% due 07/03/2018		400	304
Toronto Dominion Bank
1.537% due 07/04/2018		500	380

			8,138

REPURCHASE AGREEMENTS (k) 22.3%			252,848

SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.651% due 11/08/2018 (e)	NGN	161,900	430

ARGENTINA TREASURY BILLS 0.7%
25.347% due 09/14/2018 (c)(d)	ARS	78,120	2,499
2.969% due 07/13/2018 - 11/16/2018 (c)(d)		$5,739	5,682

			8,181

GREECE TREASURY BILLS 0.6%
1.114% due 07/13/2018 - 10/05/2018 (c)(d)	EUR	5,470	6,381

JAPAN TREASURY BILLS 1.6%
(0.156)% due 07/30/2018 (d)(e)	JPY	2,020,000	18,247

NIGERIA TREASURY BILLS 0.1%
15.651% due 10/04/2018 - 11/29/2018 (c)	NGN	329,000	871

U.S. TREASURY BILLS 0.2%
1.871% due 08/02/2018 - 10/04/2018 †(c)(d)(o)(q)		$2,426	2,422

Total Short-Term Instruments (Cost $302,380)		300,016

Total Investments in Securities (Cost $1,499,438)		1,501,849

	SHARES
INVESTMENTS IN AFFILIATES 15.0%
MUTUAL FUNDS (h) 10.2%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	13,059,692	115,709

Total Mutual Funds (Cost $132,649)		115,709

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	5,454,473	53,923

Total Short-Term Instruments (Cost $53,928)		53,923

Total Investments in Affiliates (Cost $186,577)		169,632

Total Investments 147.6% (Cost $1,686,015)		$1,671,481
Financial Derivative Instruments (m)(p) 0.2% (Cost or Premiums, net $(4,574))		1,772
Other Assets and Liabilities, net (47.8)%		(540,539)

Net Assets 100.0%		$1,132,714

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$500	$498	0.04%
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	500	500	0.05

				$1,000	$998	0.09%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	2.070	% †	06/28/2018	07/05/2018	$75,000	U.S. Treasury Bonds 2.500% due 05/15/2046	$(59,058)	$75,000	$75,017
						U.S. Treasury Notes 1.000% due 11/30/2018	(18,219)
	2.260	†	06/29/2018	07/02/2018	102,300	U.S. Treasury Notes 2.875% due 04/30/2025	(105,560)	102,300	102,319
NOM	2.220	†	06/29/2018	07/02/2018	72,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(73,624)	72,300	72,314
SSB	0.850	†	06/29/2018	07/02/2018	3,248	U.S. Treasury Notes 1.500% due 01/31/2022 (2)	(3,314)	3,248	3,248

Total Repurchase Agreements							$(259,775)	$252,848	$252,898

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.980%	05/01/2018	07/02/2018	$(8,018)	$(8,045)
BSN	1.910	04/13/2018	07/12/2018	(33,858)	(34,002)
	1.910	06/29/2018	07/12/2018	(58,825)	(58,835)
	1.910	07/09/2018	07/12/2018	(51,938)	(51,938)
	1.960	05/02/2018	07/10/2018	(30,525)	(30,626)
	1.980	05/03/2018	07/11/2018	(31,027)	(31,129)
	1.980	06/12/2018	07/11/2018	(8,982)	(8,992)
GRE	1.950	04/23/2018	07/23/2018	(59,471)	(59,696)
	1.950	06/18/2018	07/23/2018	(17,657)	(17,670)
	2.020	05/09/2018	07/11/2018	(16,332)	(16,382)
	2.150	06/11/2018	07/11/2018	(39,691)	(39,741)

Total Reverse Repurchase Agreements					$(357,056)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/2028	$16,313	$(15,987)	$(16,002)

Total Short Sales (1.4)%				$(15,987)	$(16,002)

(l)	Securities with an aggregate market value of $305,479 and cash of $562 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(340,000) at a weighted average interest rate of 1.878%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for short sales includes $(39) of accrued interest.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Crude November Futures †	$65.000	10/17/2018	240	240	$952	$1,646
Put - NYMEX Crude November Futures †	65.000	10/17/2018	240	240	913	415
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	93	93	65	2

					$1,930	$2,063

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$120.500	08/24/2018	453	$453	$4	$1
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	122.500	08/24/2018	14	14	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	124.000	08/24/2018	45	45	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.000	09/21/2018	508	508	4	1
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.500	09/21/2018	76	76	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	106.000	08/24/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	106.500	08/24/2018	71	71	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	337	337	3	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.500	08/24/2018	8	8	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	136	136	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.500	08/24/2018	22	22	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	111.000	08/24/2018	3	3	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	112.000	08/24/2018	76	76	1	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	114.000	08/24/2018	120	120	1	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	116.000	08/24/2018	18	18	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	117.000	08/24/2018	132	132	1	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	118.000	08/24/2018	51	51	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	167.000	08/24/2018	6	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	169.000	08/24/2018	309	309	3	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	170.000	08/24/2018	66	66	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	171.000	08/24/2018	147	147	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	172.000	08/24/2018	60	60	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	19	19	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	196.000	08/24/2018	8	8	0	0

					$23	$3

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,725.000	07/20/2018	9	1	$16	$31
Put - CBOE S&P 500	2,650.000	09/21/2018	10	1	101	47
Put - CBOE S&P 500	2,650.000	12/21/2018	10	1	125	84
Put - CBOE S&P 500	2,700.000	03/15/2019	19	2	185	237
Call - EUREX EURO STOXX 50	3,650.000	12/21/2018	65	1	42	22
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	62	1	80	10

					$549	$431

Total Purchased Options					$2,502	$2,497

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn September Futures †	$350.000	08/24/2018	219	1,095	$(64)	$(96)
Put - CBOT Soybean August Futures †	870.000	07/27/2018	129	645	(57)	(177)
Call - NYMEX Crude August Futures †	76.500	07/17/2018	264	264	(293)	(174)
Call - NYMEX Crude August Futures †	77.500	07/17/2018	72	72	(67)	(34)
Call - NYMEX Crude September Futures †	70.000	08/16/2018	96	96	(105)	(377)
Call - NYMEX Crude September Futures †	71.000	08/16/2018	96	96	(86)	(319)
Call - NYMEX Crude September Futures †	72.000	08/16/2018	48	48	(42)	(133)
Call - NYMEX Crude September Futures †	73.000	08/16/2018	96	96	(66)	(222)
Put - NYMEX Natural Gas August Futures †	2.650	07/26/2018	108	1,080	(39)	(3)
Put - NYMEX Natural Gas August Futures †	2.750	07/26/2018	300	3,000	(111)	(34)
Put - NYMEX Natural Gas August Futures †	2.800	07/26/2018	216	2,160	(71)	(44)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	28	280	(9)	(9)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	28	280	(11)	(1)
Put - NYMEX Natural Gas October Futures †	2.700	09/25/2018	176	1,760	(95)	(69)
Put - NYMEX Natural Gas September Futures †	2.700	08/28/2018	264	2,640	(84)	(64)
Put - NYMEX Natural Gas September Futures †	2.750	08/28/2018	360	3,600	(134)	(130)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	123	(133)	(6)
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	30	(7)	(149)
Call - NYMEX WTI-Brent Crude Spread October Futures †	6.000	08/30/2018	40	40	(34)	(32)
Call - NYMEX WTI-Brent Crude Spread September Futures †	5.500	07/30/2018	57	57	(23)	(46)
Call - NYMEX WTI-Brent Crude Spread September Futures †	8.000	07/30/2018	39	39	(41)	(77)
Put - NYMEX WTI-Brent Crude Spread September Futures †	8.500	07/30/2018	57	57	(39)	(36)

					$(1,611)	$(2,232)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	16	$16	$(15)	$(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	18	18	(12)	(3)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	55	55	(36)	(17)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	52	52	(31)	(52)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	56	56	(36)	(26)

					$(130)	$(99)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,675.000	07/20/2018	9	1	$(9)	$(17)
Put - CBOE S&P 500	2,400.000	09/21/2018	20	2	(101)	(30)
Put - CBOE S&P 500	2,350.000	12/21/2018	39	4	(212)	(125)
Put - CBOE S&P 500	2,550.000	12/21/2018	10	1	(98)	(61)
Put - CBOE S&P 500	2,600.000	03/15/2019	19	2	(141)	(182)
Put - EUREX EURO STOXX 50	3,200.000	12/21/2018	65	1	(43)	(65)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	62	1	(83)	(72)

					$(687)	$(552)

Total Written Options					$(2,428)	$(2,883)

Futures Contracts:

Long Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	6		$1,460	$(5)	$0	$0
90-Day Eurodollar December Futures	12/2019	6		1,456	(7)	0	0
90-Day Eurodollar June Futures	06/2019	6		1,457	(6)	0	0
90-Day Eurodollar March Futures	03/2019	6		1,459	(6)	0	0
90-Day Eurodollar September Futures	09/2018	6		1,463	(4)	0	0
90-Day Eurodollar September Futures	09/2019	6		1,456	(7)	0	0
Aluminum November Futures †	11/2018	26		1,390	(102)	0	0
Brent (ICE) Dubai August Futures †	08/2018	148		421	154	10	0
Brent (ICE) Dubai December Futures †	12/2018	183		538	217	0	(17)
Brent (ICE) Dubai July Futures †	07/2018	148		414	147	26	0
Brent (ICE) Dubai November Futures †	11/2018	183		540	219	0	(11)
Brent (ICE) Dubai October Futures †	10/2018	183		536	215	0	(6)
Brent (ICE) Dubai September Futures †	09/2018	148		425	158	0	0
Brent 1st Line vs. Dubai 1st Line February Futures †	02/2019	35		104	(12)	0	(3)
Brent 1st Line vs. Dubai 1st Line January Futures †	01/2019	35		104	(13)	0	(3)
Brent 1st Line vs. Dubai 1st Line March Futures †	03/2019	35		105	(12)	0	(3)
Brent Crude December Futures †	10/2018	1,774		138,603	4,323	2,467	(1)
Brent Crude December Futures †	10/2019	1,138		82,642	2,171	728	0
Brent Crude December Futures †	10/2020	1,262		86,119	2,568	13	0
Brent Crude December Futures †	10/2021	126		8,222	30	0	(47)
Brent Crude January Futures †	11/2018	19		1,476	80	26	0
Brent Crude October Futures †	08/2018	589		46,449	1,160	901	0
Brent Crude September Futures †	07/2018	8		634	2	2	(28)
Call Options Strike @ EUR 139.750 on Euro-Bobl 10-Year Bond September 2018 Futures	08/2018	28	EUR	0	0	0	0
Call Options Strike @ EUR 180.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	320		4	0	0	0
Call Options Strike @ EUR 183.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	190		2	0	0	0
Chicago Ethanol (Platts) August Futures †	08/2018	54		$3,249	(125)	17	0
Chicago Ethanol (Platts) December Futures †	12/2018	146		8,661	(334)	15	0
Chicago Ethanol (Platts) July Futures †	07/2018	61		3,651	(229)	26	0
Chicago Ethanol (Platts) September Futures †	09/2018	55		3,321	(92)	12	0
Cocoa September Futures †	09/2018	32		804	35	20	0
Copper December Futures †	12/2018	199		33,034	(1,241)	0	0
Copper September Futures †	09/2018	21		3,480	(129)	0	(152)
Cotton No. 2 December Futures †	12/2018	24		1,007	42	5	0
Euro-Bund 10-Year Bond September Futures	09/2018	159	EUR	30,182	208	47	0
Gas Oil November Futures †	11/2018	22		$1,492	92	23	0
Gas Oil September Futures †	09/2018	92		6,245	239	99	0
Gold 100 oz. August Futures †	08/2018	529		66,363	(1,327)	185	0
Gold 100 oz. December Futures †	12/2018	141		17,855	(111)	49	0
Hard Red Winter Wheat December Futures †	12/2018	343		8,772	(519)	255	0
Hard Red Winter Wheat July Futures †	07/2019	19		523	(45)	13	0
Hard Red Winter Wheat September Futures †	09/2018	8		195	(10)	7	0
Henry Hub Natural Gas April Futures †	03/2019	76		508	(13)	0	(1)
Henry Hub Natural Gas August Futures †	07/2019	76		514	(7)	0	(1)
Henry Hub Natural Gas December Futures †	11/2019	76		550	30	0	0
Henry Hub Natural Gas February Futures †	01/2019	76		589	68	0	(4)
Henry Hub Natural Gas January Futures †	12/2018	76		596	75	0	(4)
Henry Hub Natural Gas July Futures †	06/2019	76		512	(9)	0	(1)
Henry Hub Natural Gas June Futures †	05/2019	76		506	(15)	0	(1)
Henry Hub Natural Gas March Futures †	02/2019	76		570	50	0	(4)
Henry Hub Natural Gas May Futures †	04/2019	76		501	(20)	0	(1)
Henry Hub Natural Gas November Futures †	10/2019	76		526	5	0	0
Henry Hub Natural Gas October Futures †	09/2019	76		515	(6)	0	0
Henry Hub Natural Gas September Futures †	08/2019	76		511	(10)	0	(1)
Henry Hub Natural Gas Swap April Futures †	03/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	116		848	(27)	0	(5)
Henry Hub Natural Gas Swap August Futures †	07/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	116		886	11	0	(5)
Henry Hub Natural Gas Swap December Futures †	11/2019	12		87	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		93	8	0	(1)
Henry Hub Natural Gas Swap January Futures †	12/2018	12		94	9	0	(1)
Henry Hub Natural Gas Swap July Futures †	06/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	12		90	5	0	(1)
Henry Hub Natural Gas Swap May Futures †	04/2019	12		79	(6)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	116		855	(20)	0	(5)
Henry Hub Natural Gas Swap November Futures †	10/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	116		843	(32)	0	(6)
Henry Hub Natural Gas Swap October Futures †	09/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	116		841	(34)	0	(5)
Henry Hub Natural Gas Swap September Futures †	08/2019	12		81	(5)	0	0
Live Cattle August Futures †	08/2018	107		4,568	143	128	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	22		92	13	15	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	32		107	20	16	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	26		103	8	16	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	32		138	51	28	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	26		91	(5)	14	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	22		93	15	15	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	22		94	15	17	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	32		95	8	23	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	26		105	9	17	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	22		90	11	14	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	22		93	15	16	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	22		91	12	14	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	32		138	51	31	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	26		98	2	14	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	32		127	40	25	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	26		99	3	14	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	32		113	26	16	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	26		99	3	14	0
Mini MSCI Emerging Markets Index September Futures	09/2018	14		744	(53)	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	47		1,858	255	48	0
Natural Gas April Futures †	03/2019	255		6,816	101	0	(15)
Natural Gas February Futures †	01/2019	704		21,810	94	0	(141)
Natural Gas May Futures †	04/2019	14		369	(3)	0	(1)
Natural Gas October Futures †	09/2018	114		3,315	65	0	(22)
Natural Gas October Futures †	09/2019	181		4,907	49	0	(4)
New York Harbor ULSD November Futures †	10/2018	16		1,497	85	21	0
New York Harbor ULSD September Futures †	08/2018	3		279	11	4	0
Nikkei 225 Index September Futures	09/2018	10	JPY	1,004	(11)	7	(3)
Platinum October Futures †	10/2018	11		$472	(6)	1	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	425	EUR	5	0	0	0
RBOB Gasoline November Futures †	10/2018	18		$1,505	79	31	0
Soybean Meal December Futures †	12/2018	2		66	(8)	0	0
Soybean November Futures †	11/2019	48		2,163	(75)	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2018	654		78,603	82	0	0
WCS Oil Monthly Index April Futures †	03/2019	2		44	1	0	0
WCS Oil Monthly Index August Futures †	07/2018	23		481	54	0	(2)
WCS Oil Monthly Index August Futures †	07/2019	2		43	0	0	0
WCS Oil Monthly Index December Futures †	11/2018	27		641	89	0	0
WCS Oil Monthly Index December Futures †	11/2019	2		45	2	0	0
WCS Oil Monthly Index February Futures †	01/2019	2		48	5	0	0
WCS Oil Monthly Index January Futures †	12/2018	2		48	5	0	0
WCS Oil Monthly Index July Futures †	06/2019	2		43	(1)	0	0
WCS Oil Monthly Index June Futures †	05/2019	2		45	2	0	0
WCS Oil Monthly Index March Futures †	02/2019	2		48	5	0	0
WCS Oil Monthly Index May Futures †	04/2019	2		44	1	0	0
WCS Oil Monthly Index November Futures †	10/2018	27		635	82	0	0
WCS Oil Monthly Index November Futures †	10/2019	2		45	2	0	0
WCS Oil Monthly Index October Futures †	09/2018	27		628	76	0	0
WCS Oil Monthly Index October Futures †	09/2019	2		45	1	0	0
WCS Oil Monthly Index September Futures †	08/2018	21		518	131	0	(5)
WCS Oil Monthly Index September Futures †	08/2019	2		43	0	0	0
Wheat July Futures †	07/2019	32		878	(9)	26	0
Wheat September Futures †	09/2018	129		3,233	(141)	115	0
White Sugar October Futures †	09/2018	389		6,689	53	0	(2)
WTI Crude April Futures †	03/2019	349		23,390	1,257	202	0
WTI Crude August Futures †	07/2018	2		148	0	0	(24)
WTI Crude December Futures †	11/2021	197		11,259	670	0	(97)
WTI Crude February Futures †	01/2019	263		17,929	848	176	0
WTI Crude June Futures †	05/2019	3,006		198,667	8,661	1,491	(1)
WTI Crude June Futures †	05/2020	544		33,461	1,355	0	(5)
WTI Crude June Futures †	05/2021	297		17,327	387	0	(104)
WTI Crude March Futures †	02/2019	280		18,917	233	174	0
WTI Crude March Futures †	02/2020	452		28,250	2,674	50	0
WTI Crude November Futures †	10/2018	57		3,999	42	34	0
WTI Crude October Futures †	09/2018	1,085		76,948	5,395	629	0
WTI Crude September Futures †	08/2018	39		2,826	213	25	0
WTI Crude September Futures †	08/2019	1,755		113,601	7,668	667	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	9		36	14	4	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	18		43	(5)	8	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	9		34	13	4	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	18		68	21	4	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	9		34	12	5	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	9		35	13	3	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	9		34	13	2	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	9		35	13	4	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	9		36	14	4	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	9		35	14	4	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	9		36	14	4	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	18		68	21	9	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	9		34	12	5	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	18		68	20	13	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	9		34	13	5	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	1		3	2	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	18		62	14	12	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	9		34	13	4	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	1		3	2	0	0
WTI Midarg/Finance CS July Futures †	07/2018	3		35	5	0	(1)
WTI Midland vs WTI Trade April Futures †	03/2021	1		0	0	0	0
WTI Midland vs WTI Trade August Futures †	07/2021	1		0	0	0	0
WTI Midland vs WTI Trade December Futures †	11/2021	1		0	0	0	0
WTI Midland vs WTI Trade February Futures †	01/2021	1		0	0	0	0
WTI Midland vs WTI Trade January Futures †	12/2020	1		0	0	0	0
WTI Midland vs WTI Trade July Futures †	06/2021	1		0	0	0	0
WTI Midland vs WTI Trade June Futures †	05/2021	1		0	0	0	0
WTI Midland vs WTI Trade March Futures †	02/2021	1		0	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2021	1		0	0	0	0
WTI Midland vs WTI Trade November Futures †	10/2021	1		0	0	0	0
WTI Midland vs WTI Trade October Futures †	09/2021	1		0	0	0	0
WTI Midland vs WTI Trade September Futures †	08/2021	1		0	0	0	0
Zinc November Futures †	11/2018	20		1,422	(126)	0	0

					$38,757	$9,201	$(751)

Short Futures Contracts

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee December Futures †	12/2018	24		$(1,067)	$90	$6	$0
Arabica Coffee September Futures †	09/2018	8		(345)	22	2	0
Australia Government 3-Year Note September Futures	09/2018	226	AUD	(18,622)	(65)	0	(10)
Australia Government 10-Year Bond September Futures	09/2018	23		(2,202)	(30)	3	(2)
Brent Crude December Futures †	10/2022	131		$(8,284)	(938)	80	0
Brent Crude February Futures †	12/2018	1,348		(104,066)	(4,322)	0	(1,766)
Brent Crude June Futures †	04/2019	1,991		(149,763)	(3,937)	0	(1,966)
Brent Crude June Futures †	05/2020	585		(41,149)	(570)	0	(176)
Brent Crude June Futures †	04/2021	199		(13,255)	(1,408)	40	0
Brent Crude March Futures †	01/2019	462		(35,431)	(950)	0	(568)
Brent Crude March Futures †	01/2020	58		(4,145)	(159)	0	(28)
Brent Crude November Futures †	09/2018	57		(4,476)	(78)	0	(78)
Brent Crude September Futures †	07/2019	438		(32,373)	(1,666)	0	(355)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	190	EUR	(302)	(194)	0	(29)
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	240		$(1,483)	(283)	0	(226)
Call Options Strike @ USD 79.000 on Brent Crude October 2018 Futures †	08/2018	72		(221)	(144)	0	(53)
Call Options Strike @ USD 80.000 on Brent Crude October 2018 Futures †	08/2018	144		(377)	(241)	0	(95)
Call Options Strike @ USD 81.000 on Brent Crude October 2018 Futures †	08/2018	72		(161)	(85)	0	(42)
Call Options Strike @ USD 82.000 on Brent Crude October 2018 Futures †	08/2018	48		(91)	(39)	0	(24)
Call Options Strike @ USD 82.000 on Brent Crude September 2018 Futures †	07/2018	48		(53)	1	0	(19)
Call Options Strike @ USD 85.000 on Brent Crude September 2018 Futures †	07/2018	240		(120)	167	0	(38)
Call Options Strike @ USD 86.000 on Brent Crude September 2018 Futures †	07/2018	48		(18)	44	0	(5)
Cocoa December Futures †	12/2018	26		(658)	(27)	0	(15)
Copper December Futures †	12/2018	431		(32,196)	1,586	60	0
Copper September Futures †	09/2018	59		(4,375)	204	8	0
Corn December Futures †	12/2018	94		(1,745)	8	0	(43)
Corn December Futures †	12/2019	77		(1,519)	20	1	(22)
Corn July Futures †	07/2019	63		(1,242)	66	0	(17)
Corn September Futures †	09/2018	782		(14,056)	795	0	(205)
E-mini NASDAQ 100 Index September Futures	09/2018	10		(1,413)	34	0	(1)
E-mini S&P 500 Index September Futures	09/2018	190		(25,855)	508	0	(20)
Euro STOXX 50 September Futures	09/2018	52	EUR	(2,059)	12	21	(24)
Euro-Bobl September Futures	09/2018	28		(4,322)	(22)	1	(2)
Euro-BTP Italy Government Bond September Futures	09/2018	40		(5,924)	23	0	(69)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	211		(38,080)	(333)	0	(168)
FTSE 100 Index September Futures	09/2018	3	GBP	(301)	1	0	(2)
Henry Hub Natural Gas August Futures †	07/2018	116		$(848)	26	5	0
Henry Hub Natural Gas December Futures †	11/2018	116		(886)	(12)	5	0
Henry Hub Natural Gas November Futures †	10/2018	116		(855)	18	5	0
Henry Hub Natural Gas October Futures †	09/2018	116		(843)	30	6	0
Henry Hub Natural Gas September Futures †	08/2018	116		(841)	32	5	0
Japan Government 10-Year Bond September Futures	09/2018	16	JPY	(21,799)	(29)	3	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	17		$(672)	(8)	1	(9)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	30		(1,184)	(50)	0	(44)
Natural Gas August Futures †	07/2018	239		(6,988)	(22)	38	0
Natural Gas January Futures †	12/2018	73		(2,289)	(35)	14	0
Natural Gas March Futures †	02/2019	624		(18,732)	49	119	0
Natural Gas September Futures †	08/2018	611		(17,725)	52	104	(3)
Nickel September Futures †	09/2018	36		(3,217)	135	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	95	EUR	(6)	54	0	0
Put Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	240		$(732)	332	118	0
RBOB Gasoline September Futures †	08/2018	35		(3,134)	(94)	0	(66)
Silver September Futures †	09/2018	34		(2,754)	67	0	(27)
Soybean November Futures †	11/2018	16		(704)	12	3	0
Soybean Oil December Futures †	12/2018	121		(2,159)	113	0	(4)
Sugar No. 11 February Futures †	02/2019	91		(1,320)	19	0	(3)
Sugar No. 11 October Futures †	09/2018	308		(4,226)	64	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	577		(73,991)	64	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	500		(72,500)	(854)	0	(16)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	8		(1,277)	(48)	1	0
United Kingdom Long Gilt September Futures	09/2018	408	GBP	(66,263)	(515)	124	(3)
WCS Oil Monthly Index April Futures †	03/2020	2		$(43)	(1)	0	0
WCS Oil Monthly Index August Futures †	07/2020	2		(42)	1	0	0
WCS Oil Monthly Index December Futures †	11/2020	2		(44)	(2)	0	0
WCS Oil Monthly Index February Futures †	01/2020	2		(44)	(2)	0	0
WCS Oil Monthly Index January Futures †	12/2019	2		(44)	(1)	0	0
WCS Oil Monthly Index July Futures †	06/2020	2		(42)	1	0	0
WCS Oil Monthly Index June Futures †	05/2020	2		(43)	0	0	0
WCS Oil Monthly Index March Futures †	02/2020	2		(44)	(2)	0	0
WCS Oil Monthly Index May Futures †	04/2020	2		(44)	(1)	0	0
WCS Oil Monthly Index November Futures †	10/2020	2		(44)	(2)	0	0
WCS Oil Monthly Index October Futures †	09/2020	2		(43)	0	0	0
WCS Oil Monthly Index September Futures †	08/2020	2		(42)	1	0	0
Wheat December Futures †	12/2018	435		(11,239)	307	7	(324)
WTI Brent Financial April Futures †	04/2019	31		(273)	(68)	0	(15)
WTI Brent Financial August Futures †	08/2018	50		(347)	(115)	0	(46)
WTI Brent Financial August Futures †	08/2019	31		(275)	(70)	0	(12)
WTI Brent Financial December Futures †	12/2018	50		(427)	(195)	0	(31)
WTI Brent Financial December Futures †	12/2019	31		(270)	(65)	0	(11)
WTI Brent Financial February Futures †	02/2019	31		(272)	(67)	0	(17)
WTI Brent Financial January Futures †	01/2019	31		(270)	(65)	0	(18)
WTI Brent Financial July Futures †	07/2018	31		(174)	(30)	0	(29)
WTI Brent Financial July Futures †	07/2019	31		(275)	(70)	0	(12)
WTI Brent Financial June Futures †	06/2019	31		(275)	(70)	0	(13)
WTI Brent Financial March Futures †	03/2019	31		(273)	(68)	0	(16)
WTI Brent Financial May Futures †	05/2019	31		(274)	(69)	0	(14)
WTI Brent Financial November Futures †	11/2018	50		(422)	(190)	0	(34)
WTI Brent Financial November Futures †	11/2019	31		(269)	(64)	0	(11)
WTI Brent Financial October Futures †	10/2018	50		(408)	(176)	0	(38)
WTI Brent Financial October Futures †	10/2019	31		(270)	(65)	0	(11)
WTI Brent Financial September Futures †	09/2018	50		(392)	(160)	0	(44)
WTI Brent Financial September Futures †	09/2019	31		(273)	(68)	0	(11)
WTI Crude December Futures †	11/2018	2,293		(159,341)	(7,070)	0	(1,588)
WTI Crude December Futures †	11/2019	2,335		(148,623)	(4,083)	0	(560)
WTI Crude December Futures †	11/2020	1,634		(97,746)	(4,801)	327	0
WTI Crude December Futures †	11/2022	116		(6,432)	(554)	70	0
WTI Crude January Futures †	12/2018	564		(38,831)	(2,350)	0	(395)
WTI Crude July Futures †	06/2019	78		(5,116)	(140)	0	(37)
WTI Crude November Futures †	10/2018	370		(25,959)	(1,384)	2	(232)
WTI Crude September Futures †	08/2018	145		(10,507)	(770)	0	(121)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	9		(32)	8	0	(2)
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	9		(32)	8	0	(2)
WTI Midarg/Finance CS August Futures †	08/2018	3		(39)	3	1	0
WTI Midarg/Finance CS December Futures †	12/2018	6		(79)	(71)	1	0
WTI Midarg/Finance CS November Futures †	11/2018	6		(90)	(82)	0	0
WTI Midarg/Finance CS October Futures †	10/2018	6		(90)	(82)	0	0
WTI Midarg/Finance CS September Futures †	09/2018	3		(42)	0	1	0
WTI Midland vs WTI Trade April Futures †	03/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade August Futures †	07/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	9		(13)	(3)	0	0
WTI Midland vs WTI Trade July Futures †	06/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade November Futures †	10/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade October Futures †	09/2020	9		(12)	(3)	0	0
WTI Midland vs WTI Trade September Futures †	08/2020	9		(12)	(3)	0	0
WTI-Brent August Futures †	07/2019	36		(2,345)	(124)	0	(15)
Zinc September Futures †	09/2018	6		(429)	51	0	0

					$(35,283)	$1,182	$(9,926)

Total Futures Contracts					$3,474	$10,383	$(10,677)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.228%		$1,000	$(30)	$8	$(22)	$0	$0

Credit Default Swaps on Corporate Issues - Sell protection (3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	760	$12	$(1)	$11	$0	$(1)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191		1,300	(4)	2	(2)	0	(1)

							$8	$1	$9	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$9,580	$(616)	$41	$(575)	$0	$(5)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		10,400	(220)	41	(179)	0	(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	20,100	(309)	(134)	(443)	0	(9)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		57,300	(1,574)	487	(1,087)	0	(26)

						$(2,719)	$435	$(2,284)	$0	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (3)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023		$12,900	$199	$0	$199	$6	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,120	$16	$684	$700	$32	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	8	13	9	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		4,842	39	(57)	(18)	23	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	(20)	(15)	9	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	26,000	6	76	82	34	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	5,200	16	(122)	(106)	0	(21)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$300	(2)	5	3	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		97,900	123	(2,780)	(2,657)	0	(51)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		37,200	(1,437)	(121)	(1,558)	0	(23)
Pay (7)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	(61)	(61)	0	(4)
Pay (7)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	(63)	(63)	0	(3)
Pay (7)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	(62)	(62)	0	(3)
Pay (7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	(105)	(172)	0	(5)
Receive (7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		58,700	575	909	1,484	50	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		5,560	202	290	492	4	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		1,400	(29)	155	126	1	0
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		300	26	8	34	0	0
Receive (7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		2,620	(17)	9	(8)	1	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,330	(1,122)	102	(1,020)	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,300	2,786	(266)	2,520	35	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		5,900	591	425	1,016	9	0
Receive (7)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		8,400	(613)	642	29	16	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	4,232	(1)	(41)	(42)	3	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		5,060	129	(97)	32	7	0
Receive (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,450	(240)	102	(138)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,640,000	(48)	(67)	(115)	0	(9)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,820,000	(198)	(38)	(236)	0	(10)
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,570,000	(140)	(108)	(248)	0	(9)
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	2,300	0	(2)	(2)	0	(2)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		190	0	4	4	0	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023		34,100	1	12	13	0	(17)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		4,500	1	(33)	(32)	0	(2)
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,250	0	4	4	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,900	(3)	8	5	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		7,050	84	(168)	(84)	0	(7)
Pay	CPURNSA	2.070	Maturity	03/23/2019		$1,320	0	2	2	0	0
Receive	CPURNSA	2.070	Maturity	10/04/2019		19,500	0	(178)	(178)	1	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		230	0	0	0	0	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		4,800	0	24	24	1	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	83	83	0	(3)
Pay	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	91	312	0	(5)
Pay	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	82	82	0	(3)
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	6	97	0	(1)
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	5	70	0	(1)
Pay	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	25	25	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	62	62	0	(5)
Pay	CPURNSA	2.263	Maturity	05/09/2023		1,820	0	3	3	1	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		5,590	0	(4)	(4)	0	(7)
Pay	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	443	443	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,700	(145)	(15)	(160)	0	(1)
Receive	CPURNSA	1.800	Maturity	09/12/2026		6,600	(67)	(272)	(339)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		2,160	(100)	(11)	(111)	0	0
Receive	CPURNSA	1.805	Maturity	09/12/2026		2,000	(92)	(10)	(102)	0	0
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,700	(83)	(8)	(91)	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	(56)	(56)	0	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	(90)	(90)	1	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		5,520	12	(28)	(16)	3	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		1,820	0	0	0	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		2,740	0	2	2	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		5,590	0	7	7	0	(1)
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	520	0	2	2	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		6,080	(1)	3	2	4	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		3,070	0	(10)	(10)	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		10,020	1	(16)	(15)	2	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,620	0	1	1	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		720	0	8	8	0	(1)
Receive	UKRPI	3.325	Maturity	08/15/2030	GBP	6,500	(28)	123	95	0	(26)
Receive	UKRPI	3.300	Maturity	12/15/2030		9,475	(564)	519	(45)	0	(26)
Receive	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	73	(218)	0	(4)
Receive	UKRPI	3.530	Maturity	10/15/2031		1,330	34	17	51	0	(3)
Pay	UKRPI	3.585	Maturity	10/15/2046		60	(4)	(3)	(7)	0	0
Pay	UKRPI	3.428	Maturity	03/15/2047		3,200	206	(206)	0	4	0

							$(57)	$(94)	$(151)	$251	$(274)

Total Swap Agreements							$(2,599)	$350	$(2,249)	$257	$(322)

(n)

Securities with an aggregate market value of $5,509 have been pledged as collateral as of June 30, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(o)	Securities with an aggregate market value of $30,017 and cash of $1,445 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $12 for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		BRL	3,100	$	914	$114	$0
	07/2018		TRY	5,545		1,207	9	0
	07/2018		$	29,933	AUD	40,549	75	0
	07/2018			804	BRL	3,100	0	(4)
	08/2018		AUD	40,549	$	29,936	0	(75)
	08/2018		MXN	80,163		4,076	74	0
	08/2018		$	2,371	HUF	618,223	0	(174)
BPS	07/2018		ARS	140,186	$	4,929	109	(7)
	07/2018		BRL	44,589		11,564	60	0
	07/2018		EUR	38,520		44,678	0	(306)
	07/2018		PEN	7,279		2,228	13	0
	07/2018		TWD	55,460		1,863	41	0
	07/2018		$	3,047	ARS	84,309	0	(133)
	07/2018			12,207	BRL	44,589	0	(702)
	07/2018			12,574	JPY	1,365,700	0	(239)
	07/2018			2,224	PEN	7,279	0	(9)
	07/2018			3,072	TRY	14,254	7	0
	08/2018		CHF	124	$	125	0	0
	08/2018		$	114	MXN	2,289	0	0
	09/2018		PEN	7,279	$	2,219	9	0
	09/2018		$	3,264	THB	104,201	0	(112)
	10/2018		BRL	5,870	$	1,702	201	0
	01/2019			45,354		12,234	731	0
BRC	07/2018		TRY	3,200		693	2	0
	07/2018		ZAR	10,933		804	9	0
	09/2018		KRW	2,683,043		2,422	7	0
	09/2018		SGD	6,118		4,512	14	0
	09/2018		TWD	136,393		4,512	15	0
CBK	07/2018		BRL	12,182		3,159	16	0
	07/2018		CAD	13,116		10,096	119	0
	07/2018		GBP	22,770		30,167	117	0
	07/2018		PLN	1,515		444	40	0
	07/2018		$	3,253	BRL	12,182	0	(110)
	07/2018			7,943	GBP	5,992	0	(36)
	07/2018			9,437	RUB	601,926	141	0
	07/2018			257	TRY	1,181	0	0
	11/2018		NGN	153,400	$	405	0	(13)
	01/2019		BRL	12,581		3,309	118	0
DUB	07/2018		ARS	90,005		3,227	115	0
	07/2018		BRL	28,300		8,238	936	0
	07/2018		$	3,145	ARS	90,005	7	(40)
	07/2018			7,340	BRL	28,300	0	(38)
FBF	07/2018		BRL	4,311	$	1,135	23	0
	07/2018		EUR	150		186	11	0
	07/2018		$	1,118	BRL	4,311	0	(6)
	07/2018			5,840	COP	16,809,830	0	(109)
	08/2018			1,132	BRL	4,311	0	(24)
GLM	07/2018		AUD	42,118	$	31,662	493	0
	07/2018		BRL	16,347		4,634	421	0
	07/2018		CAD	3,800		2,935	44	0
	07/2018		EUR	1,711		1,986	0	(12)
	07/2018	†	GBP	2,126		2,835	30	0
	07/2018		RUB	57,430		918	4	0
	07/2018		$	2,438	BRL	9,400	0	(13)
	07/2018			2,018	EUR	1,724	2	(7)
	07/2018			1,216	GBP	903	0	(24)
	07/2018			918	MXN	18,982	37	0
	07/2018			918	PHP	49,383	6	0
	07/2018		ZAR	11,059	$	836	31	0
	08/2018		RUB	28,797		455	0	(1)
	08/2018		$	851	ILS	3,026	0	(22)
	09/2018		INR	397,685	$	5,786	39	0
	09/2018		$	803	KRW	861,537	0	(27)
	09/2018			648	PHP	34,204	0	(11)
HUS	07/2018		BRL	75,300	$	21,496	2,067	0
	07/2018		RUB	57,788		918	0	(1)
	07/2018		$	19,569	BRL	75,300	0	(140)
	07/2018			4,672	CAD	6,216	56	0
	07/2018			918	PLN	3,369	0	(18)
	07/2018			1,174	TRY	5,462	13	(1)
	08/2018		CAD	6,216	$	4,675	0	(56)
	08/2018		EUR	3,500		4,351	246	0
	08/2018		MXN	47,266		2,289	0	(70)
	09/2018		SGD	1,968		1,477	30	0
	09/2018		$	4,256	CNY	27,328	0	(153)
	09/2018			8,372	INR	577,135	0	(31)
	10/2018		EUR	250	$	310	16	0
IND	08/2018		$	1,325	ZAR	16,830	0	(103)
	09/2018		THB	34,155	$	1,069	36	0
JPM	07/2018		BRL	51,415		13,759	493	0
	07/2018		EUR	1,523		1,839	65	(5)
	07/2018		JPY	1,380,000		12,698	211	0
	07/2018		NZD	14,411		9,964	203	0
	07/2018		$	14,044	BRL	51,415	0	(779)
	07/2018			1,754	INR	118,555	0	(24)
	07/2018			920	PLN	3,424	0	(6)
	07/2018		ZAR	22,537	$	1,695	57	(3)
	08/2018		$	2,237	CZK	47,416	0	(100)
	10/2018		NGN	937	$	3	0	0
	11/2018			308,734		820	0	(18)
	01/2019		BRL	52,999		14,272	830	0
MSB	07/2018			1,700		501	62	0
	07/2018		JPY	640,000		5,890	99	0
	07/2018		RUB	601,926		9,594	17	0
	07/2018		$	441	BRL	1,700	0	(2)
	09/2018		ARS	7,857	$	356	101	0
	09/2018		$	1,361	MYR	5,449	0	(14)
	10/2018			9,501	RUB	601,926	0	(16)
NGF	09/2018		CNH	52,963	$	8,295	334	0
	09/2018		KRW	2,314,988		2,090	6	0
	09/2018		$	2,342	TWD	69,392	0	(54)
RYL	07/2018		PLN	4,111	$	1,136	39	0
	10/2018		EUR	740		924	53	0
SCX	07/2018		BRL	21,014		5,450	28	0
	07/2018		COP	9,441,582		3,320	101	0
	07/2018		$	5,728	BRL	21,014	0	(306)
	07/2018	†		1,637	GBP	1,227	0	(18)
	07/2018			9,829	NZD	14,411	0	(69)
	08/2018		NZD	14,411	$	9,830	69	0
	08/2018		$	2,145	RUB	134,352	0	(17)
	08/2018			2,384	TRY	10,647	0	(109)
	09/2018		KRW	1,581,480	$	1,475	52	0
	01/2019		BRL	21,396		5,747	321	0
SOG	07/2018		TWD	55,683		1,836	6	(1)
	07/2018		$	854	INR	58,614	0	(1)
	07/2018			918	PHP	49,157	2	0
	07/2018			918	PLN	3,416	0	(5)
	08/2018			170	ARS	3,537	0	(54)
SSB	07/2018		JPY	205,700	$	1,873	15	0
	07/2018		$	46,310	EUR	39,782	147	0
	07/2018			2,591	GBP	1,933	0	(39)
	07/2018			874	INR	59,959	0	0
	08/2018		EUR	39,782	$	46,413	0	(145)
	09/2018		HKD	9,506		1,214	0	0
TOR	07/2018		JPY	1,160,000		10,558	81	0
	08/2018		$	10,580	JPY	1,160,000	0	(81)
UAG	07/2018			1,194	AUD	1,569	0	(33)
	07/2018			20,199	GBP	15,276	0	(38)
	07/2018			918	PLN	3,325	0	(30)
	08/2018		GBP	15,276	$	20,227	39	0
	08/2018		$	6,104	MXN	119,448	0	(141)
	09/2018		RUB	586,360	$	9,328	61	0
	09/2018		$	1,212	HKD	9,491	0	(1)
	09/2018			2,406	IDR	34,274,646	0	(39)
	09/2018			3,562	SGD	4,751	0	(69)

Total Forward Foreign Currency Contracts							$10,196	$(5,044)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.300 «	EURUSD 1.200	03/15/2019	2,057	$56	$120

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.810	07/11/2018	AUD	12,200	$1	$0
	Put - OTC USD versus CAD	CAD	1.220	07/11/2018		$3,800	1	0

							$2	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	$21,900	$254	$395

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC EURO STOXX 50	3,400.000	07/20/2018	EUR	1	$36	$39

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2048	$109.000	08/06/2018	$5,800	$0	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	73.000	07/05/2018	57,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	35,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	76.500	07/05/2018	55,000	2	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	95.000	09/06/2018	26,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	68.000	07/05/2018	6,000	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	26,700	1	0

					$8	$0

Total Purchased Options					$356	$554

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$6,200	$(6)	$(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	20,500	(39)	(28)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$3,200	(5)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		4,000	(4)	(1)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	59,500	(122)	(149)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$3,400	(6)	(1)

							$(182)	$(181)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$8,498	$(95)	$(62)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	$(86)	$(11)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(29)	21
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(29)	22
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(7)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(5)

							$(289)	$20

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$22,800	$(129)	$(84)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	$162,700	$(126)	$(235)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX Banks	110.000	07/20/2018	EUR	20	$(29)	$(49)
	Call - OTC MSCI Emerging Markets	1,100.000	07/20/2018		$3	(19)	(12)
JPM	Call - OTC EURO STOXX 50	3,450.000	07/20/2018	EUR	1	(33)	(37)

						$(81)	$(98)

Total Written Options						$(902)	$(640)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EUR5050 2H18 †	$12.060	Maturity	12/31/2018	17,400	$0	$34	$34	$0
	Receive	EURMARG3 CAL20 †	10.000	Maturity	12/31/2020	16,800	0	5	5	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	24,000	0	2	2	0
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	9,250	0	14	14	0
	Receive	EURSIMP 4Q18 †	3.330	Maturity	12/31/2018	84,900	(6)	(32)	0	(38)
	Receive	JETBRENT 1Q19 †«	2.727	Maturity	03/31/2019	14,205	0	(11)	0	(11)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	56,820	0	106	106	0
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	21,000	(1)	77	76	0
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	28,800	(1)	(47)	0	(48)
	Receive	PLATGOLD N9 †	410.750	Maturity	07/09/2019	5,200	0	0	0	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	134,400	(1)	301	300	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	44,000	(142)	(37)	0	(179)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	9,500	0	(32)	0	(32)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	24,200	24	40	64	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	92,500	(217)	(492)	0	(709)
GST	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	81,600	(6)	(271)	0	(277)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	33,000	4	(28)	0	(24)
	Receive	EURMARGIN 4Q18 †	5.950	Maturity	12/31/2018	16,800	0	(4)	0	(4)
	Pay	EURMARGIN N8 †	8.420	Maturity	07/31/2018	19,800	0	31	31	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	31,500	(1)	75	74	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	13,800	4	48	52	0
	Receive	JETBRENT 1Q19 †«	0.000	Maturity	03/31/2019	8,850	0	(8)	0	(8)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	35,400	0	58	58	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	81,600	(5)	92	87	0
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	6,500	0	(81)	0	(81)
	Pay	NAPGASFO 2H18 †	14.650	Maturity	12/31/2018	13,200	0	48	48	0
	Receive	PLATGOLD N9 †	411.500	Maturity	07/08/2019	600	0	0	0	0
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	16,500	0	(51)	0	(51)
	Pay	WCS 3Q18 †	20.000	Maturity	09/30/2018	3,000	0	8	8	0
	Pay	WCS 4Q18 †	20.600	Maturity	12/31/2018	11,400	0	33	33	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	25,200	0	(18)	0	(18)
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	14,400	0	13	13	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	39,000	0	9	9	0
	Receive	EURSIMP 4Q18 †	3.300	Maturity	12/31/2018	15,600	0	(7)	0	(7)
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	16,500	0	8	8	0
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	32,400	0	(60)	0	(60)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	4,800	1	17	18	0
	Pay	NAPGASFO 2H18 †	14.700	Maturity	12/31/2018	13,800	0	50	50	0
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	19,200	0	(31)	0	(31)
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	69,600	(4)	(227)	0	(231)
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	28,200	0	17	17	0
	Receive	EURSIMP 4Q18 †	3.370	Maturity	12/31/2018	15,600	0	(8)	0	(8)
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	69,600	0	71	71	0
	Pay	WCS 3Q18 †	17.900	Maturity	09/30/2018	4,400	0	21	21	0
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	31,500	(61)	(182)	0	(243)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	34,200	0	(27)	0	(27)
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	26,400	0	(26)	0	(26)
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	27,000	0	(28)	0	(28)
	Pay	EUR5050 2H18 †	12.100	Maturity	12/31/2018	17,400	0	34	34	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	60,900	0	26	26	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	40,500	0	15	15	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	20,700	0	4	4	0
	Receive	EURMARGIN 2H19 †	7.150	Maturity	12/31/2019	17,400	0	0	0	0
	Receive	EURMARGIN 4Q18 †	5.800	Maturity	12/31/2018	33,300	0	(4)	0	(4)
	Receive	EURMARGIN 4Q18 †	5.940	Maturity	12/31/2018	16,500	0	(4)	0	(4)
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	5,700	0	(4)	0	(4)
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	69,600	0	5	5	0
	Receive	EUROBOBCO CAL21 †	8.220	Maturity	12/31/2020	36,000	0	36	36	0
	Receive	EUROBOBCO CAL21 †	7.650	Maturity	12/31/2021	10,800	0	10	10	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	39,000	0	25	25	0
	Receive	FFAWTI 3Q18 †	14.000	Maturity	09/30/2018	6,000	0	4	4	0
	Pay	FFAWTI 3Q18 †	15.150	Maturity	12/31/2018	6,000	0	(7)	0	(7)
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	2,900	0	(114)	0	(114)
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	1,300	0	(106)	0	(106)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	6,300	0	(52)	0	(52)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	5,600	0	16	16	0
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	6,400	0	162	162	0
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	15,600	0	12	12	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	16,500	0	39	39	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	16,500	0	39	39	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	1,800	0	7	7	0

							$(412)	$(387)	$1,633	$(2,432)

Credit Default Swaps On Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$200	$(18)	$13	$0	$(5)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	500	(43)	31	0	(12)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	500	5	1	6	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	1,100	(71)	20	0	(51)

							$(127)	$65	$6	$(68)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$81	$0	$(14)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	500	(16)	19	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	129	8	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	141	0	(1)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	381	0	(59)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	128	0	(23)

						$(965)	$879	$11	$(97)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	15,210	$0	$5	$5	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,270	0	(6)	0	(6)
DUB	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,120	0	6	6	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		28,540	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		17,640	0	5	5	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,820	1	3	4	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		6,010	0	9	9	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,700	0	(6)	0	(6)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,530	0	(2)	0	(2)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,320	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,990	0	(1)	0	(1)
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		14,600	0	1	1	0
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026		$3,600	0	(195)	0	(195)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		9,900	0	(522)	0	(522)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(46)	0	(46)

								$1	$(745)	$34	$(778)

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value

Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BNP	Receive	AMZX Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	01/25/2019	$0	$0	$0	$0	$0
BPS	Receive	BCOMF1T Index †	146,955	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	34,760	0	(132)	0	(132)
	Receive	BCOMF1TN Index †	104,018	0.12	Monthly	08/15/2018	17,810	0	(9)	0	(9)
		BCOMTR Index †	47,359	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	8,545	0	(29)	0	(29)
	Pay	SPGCINP Index †	1	-0.05	Monthly	08/15/2018	4,612	0	198	198	0
	Receive	DWRTFT Index	1,924	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	17,859	0	1	1	0
	Receive	S&P Banks Select Industry Index	888	1-Month USD-LIBOR plus a specified spread	Monthly	11/15/2018	1,375	0	(53)	0	(53)
	Receive	AMZX Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018	0	0	0	0	0
CBK	Receive	BCOMERF211A Index †	242,779	0.24	Monthly	08/15/2018	63,467	0	(370)	0	(370)
	Receive	BCOMERF311A Index †	219,174	0.24	Monthly	08/15/2018	64,549	0	(472)	0	(472)
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	369	0	(1)	0	(1)
	Pay	BCOMF2 Index †	1	0.07	Monthly	08/15/2018	64,246	0	397	397	0
	Pay	BCOMF3 Index †	1	0.07	Monthly	08/15/2018	64,594	0	426	426	0
	Receive	BCOMTR Index †	8,667	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	709	0	(2)	0	(2)
CIB	Receive	PIMCODB Index †	99,979	0	Monthly	08/15/2018	12,415	0	39	39	0
FBF	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,624	0	(5)	0	(5)
GST	Receive	BCOMF1T Index †	40,348	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	14,376	0	(54)	0	(54)
	Receive	BCOMGC Index †	465,089	0.07	Monthly	08/15/2018	79,484	0	(1,494)	0	(1,494)
	Receive	BCOMTR Index †	1	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	0	0	0	0	0
	Receive	CMDSKEWLS Index †	1	0.25	Monthly	08/15/2018	0	0	0	0	0
		BCOMTR Index †	(745)	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	134	0	(1)	0	(1)
		CMDSKEWLS Index †	109,710	0.25	Monthly	02/15/2019	18,089	0	256	256	0
JPM	Receive	BCOMF1T Index †	368,585	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	131,324	0	(497)	0	(497)
	Receive	JMABDEWE Index †	22,477	0.3	Monthly	08/15/2018	23,076	0	341	341	0
	Receive	JMABFNJ1 Index †	64,265	0.17	Monthly	08/15/2018	29,424	0	48	48	0
	Receive	JMABFNJ1 Index †	227,124	0.35	Monthly	08/15/2018	23,585	0	580	580	0
	Pay	SPGCINP Index †	1	-0.05	Monthly	08/15/2018	1,088	0	47	47	0
	Pay	BCOMTR Index †	1	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	21,715	0	72	72	0
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,438	0	(5)	0	(5)
	Receive	MQCP563E Index †	98,186	0.95	Monthly	08/15/2018	13,111	0	(59)	0	(59)
	Receive	PIMCODB Index †	99,864	0	Monthly	08/15/2018	12,415	0	39	39	0
SOG		DWRTFT Index	496	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	17,859	0	157	157	0

								$0	$(582)	$2,601	$(3,183)

Total Return Swaps on Securities

										Swap Agreements, at Value

Counterparty	Pay/Receive (7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	$0	$0	$0	$0	$0
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019	21,557	0	32	32	0
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	23,609	0	229	229	0

								$0	$261	$261	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (8) †	3.063%	Maturity	07/27/2018	$1,629	$0	$33	$33	$0
	Pay	SPGCICP Index (8) †	4.666	Maturity	08/01/2018	1,181	0	23	23	0
GST	Receive	CBOT Soybean Oil December Futures (8) †	3.331	Maturity	11/23/2018	1,452	0	(18)	0	(18)
	Receive	SPGCIAP Index (8) †	3.063	Maturity	08/01/2018	1,600	0	32	32	0
	Receive	SPGCICP Index (8) †	3.706	Maturity	08/01/2018	1,318	0	(9)	0	(9)
JPM	Receive	CBOT Corn December Futures (8) †	3.063	Maturity	11/23/2018	1,286	0	1	1	0
	Pay	GOLDLNPM Index (8) †	3.240	Maturity	07/08/2019	6,250	0	106	106	0
	Receive	SLVRLND Index (8) †	5.336	Maturity	10/31/2018	1,018	0	(29)	0	(29)
	Receive	SLVRLND Index (8) †	7.290	Maturity	07/08/2019	4,167	0	(124)	0	(124)
	Pay	SPGCIAP Index (8) †	4.452	Maturity	08/01/2019	731	0	(2)	0	(2)
	Receive	SPGCICP Index (8) †	3.671	Maturity	08/01/2018	1,223	0	(8)	0	(8)
MAC	Receive	CBOT Soybean November Futures (8) †	4.306	Maturity	10/26/2018	3,422	0	(15)	0	(15)
MYC	Pay	GOLDLNPM Index (8) †	2.045	Maturity	10/25/2018	9,755	0	115	115	0
	Pay	GOLDLNPM Index (8) †	3.294	Maturity	07/17/2019	7,989	0	136	136	0
	Pay	GOLDLNPM Index (8) †	3.240	Maturity	07/26/2019	8,004	0	130	130	0
	Pay	GOLDLNPM Index (8) †	3.063	Maturity	10/08/2019	7,943	0	96	96	0
	Pay	GOLDLNPM Index (8) †	1.960	Maturity	05/12/2020	5,107	0	10	10	0
	Receive	SLVRLND Index (8) †	5.359	Maturity	10/25/2018	6,026	0	(174)	0	(174)
	Receive	SLVRLND Index (8) †	5.406	Maturity	10/31/2018	5,914	0	(171)	0	(171)
	Receive	SLVRLND Index (8) †	5.406	Maturity	11/06/2018	2,903	0	(83)	0	(83)
	Receive	SLVRLND Index (8) †	5.176	Maturity	12/03/2018	3,187	0	(79)	0	(79)
	Receive	SLVRLND Index (8) †	4.840	Maturity	12/19/2018	2,205	0	(45)	0	(45)
	Receive	SLVRLND Index (8) †	7.317	Maturity	07/17/2019	5,360	0	(155)	0	(155)
	Receive	SLVRLND Index (8) †	7.398	Maturity	07/26/2019	5,297	0	(153)	0	(153)
	Receive	SLVRLND Index (8) †	7.023	Maturity	10/08/2019	5,245	0	(107)	0	(107)
	Receive	SLVRLND Index (8) †	4.580	Maturity	05/12/2020	3,341	0	0	0	0
SOG	Receive	CBOT Soybean November Futures (8) †	2.756	Maturity	10/26/2018	2,681	0	(3)	0	(3)
	Receive	CBOT Soybean November Futures (8) †	2.789	Maturity	10/26/2018	4,730	0	(11)	0	(11)
	Receive	CBOT Soybean November Futures (8) †	2.822	Maturity	10/26/2018	2,619	0	(10)	0	(10)
	Pay	GOLDLNPM Index (8) †	1.782	Maturity	06/08/2020	4,345	0	(1)	0	(1)
	Receive	SLVRLND Index (8) †	4.410	Maturity	06/08/2020	2,762	0	9	9	0
	Pay	SPGCIAP Index (8) †	3.610	Maturity	07/27/2018	678	0	(26)	0	(26)
	Pay	SPGCIAP Index (8) †	3.610	Maturity	08/01/2018	666	0	(25)	0	(25)
	Receive	SPGCIAP Index (8) †	3.276	Maturity	08/01/2019	1,305	0	14	14	0
	Receive	SPGCICP Index (8) †	4.000	Maturity	07/26/2019	1,425	0	(6)	0	(6)

							$0	$(549)	$705	$(1,254)

Total Swap Agreements							$(1,503)	$(1,058)	$5,251	$(7,812)

(q)

Securities with an aggregate market value of $5,716 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,955	$0	$61,955
Industrials	0	15,161	0	15,161
Utilities	0	18,040	0	18,040
Municipal Bonds & Notes
West Virginia	0	165	0	165
U.S. Government Agencies	0	236,448	0	236,448
U.S. Treasury Obligations	0	537,735	0	537,735
Non-Agency Mortgage-Backed Securities	0	15,683	0	15,683
Asset-Backed Securities	0	74,592	0	74,592
Sovereign Issues	0	116,941	0	116,941
Common Stocks
Consumer Discretionary	4,116	0	0	4,116
Financials	5,067	0	0	5,067
Industrials	4,246	0	0	4,246
Information Technology	2,168	0	0	2,168
Materials	1,107	0	0	1,107
Real Estate Investment Trusts
Financials	432	0	0	432
Real Estate	107,977	0	0	107,977
Short-Term Instruments
Certificates of Deposit	0	2,498	0	2,498
Commercial Paper	0	8,138	0	8,138
Repurchase Agreements	0	252,848	0	252,848
Short-Term Notes	0	430	0	430
Argentina Treasury Bills	0	8,181	0	8,181
Greece Treasury Bills	0	6,381	0	6,381
Japan Treasury Bills	0	18,247	0	18,247
Nigeria Treasury Bills	0	871	0	871
U.S. Treasury Bills	0	2,422	0	2,422
	$125,113	$1,376,736	$0	$1,501,849

Investments in Affiliates, at Value
Mutual Funds	115,709	0	0	115,709
Short-Term Instruments
Central Funds Used for Cash Management Purposes	53,923	0	0	53,923

	$169,632	$0	$0	$169,632

Total Investments	$294,745	$1,376,736	$0	$1,671,481

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(16,002)	$0	$(16,002)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,446	691	0	13,137
Over the counter	0	15,717	284	16,001
	$12,446	$16,408	$284	$29,138

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12,909)	(973)	0	(13,882)
Over the counter	0	(13,477)	(19)	(13,496)

	$(12,909)	$(14,450)	$(19)	$(27,378)

Total Financial Derivative Instruments	$(463)	$1,958	$265	$1,760

Totals	$294,282	$1,362,692	$265	$1,657,239

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Credit Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
AECOM Technology Corp.
3.844% (LIBOR03M + 1.750%) due 02/22/2025 ~		$3,700	$3,699
Alphabet Holding Co., Inc.
5.594% (LIBOR03M + 3.500%) due 09/26/2024 ~		1,588	1,493
Altice Financing S.A.
2.750% (EUR003M + 2.750%) due 01/31/2026 ~	EUR	1,294	1,490
Ancestry.com Operations, Inc.
5.350% (LIBOR03M + 3.250%) due 10/19/2023 ~		$9,005	9,001
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020		1,000	997
4.088% (LIBOR03M + 2.000%) due 01/15/2025 ~		22,153	21,922
AWAS Aviation Capital Ltd.
4.587% (LIBOR03M + 2.250%) due 05/31/2019 «~		14,333	14,344
4.870% due 10/03/2021 «(k)		15,100	15,071
Caesars Entertainment Operating Co.
4.094% (LIBOR03M + 2.000%) due 10/06/2024 ~		995	989
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024 ~		16,219	16,210
California Resources Corp.
6.838% (LIBOR03M + 4.750%) due 12/31/2022 ~		12,800	13,064
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042		8,896	8,824
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~		27,843	27,316
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		8,184	8,186
Community Health Systems, Inc.
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~		7,810	7,635
CPG International, Inc.
6.251% (LIBOR03M + 3.750%) due 05/03/2024 ~		10,129	10,148
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~		400	401
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026 ~		6,200	6,190
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~		43,500	43,554
Delta Air Lines, Inc.
4.234% (LIBOR03M + 1.900%) due 09/30/2019 «~(k)		14,949	14,963
4.369% (LIBOR03M + 2.000%) due 05/09/2019 ~(k)		1,763	1,763
Diamond Resorts Corp.
TBD% - 6.084% (LIBOR03M + 3.750%) due 09/02/2023 ~		3,467	3,443
DJO Finance LLC
5.344% - 5.558% (LIBOR03M + 3.250%) due 06/08/2020 ~		982	981
Gardner Denver, Inc.
4.844% (LIBOR03M + 2.750%) due 07/30/2024 ~		1,374	1,378
HCA, Inc.
3.844% (LIBOR03M + 1.750%) due 03/18/2023 ~		1,351	1,354
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~		127,883	127,172
Level 3 Financing, Inc.
4.334% (LIBOR03M + 2.250%) due 02/22/2024 ~		14,034	14,018
Lightstone Generation LLC
5.844% (LIBOR03M + 3.750%) due 01/30/2024 ~		22,189	22,320
Meredith Corp.
5.094% (LIBOR03M + 3.000%) due 01/31/2025 ~		1,297	1,300
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024 ~		22,629	22,653
Norwegian Air Shuttle
4.337% (LIBOR03M + 2.000%) due 06/24/2026 «~(k)		12,184	11,893
6.837% (LIBOR03M + 4.500%) due 06/24/2021 «~(k)		6,540	6,552
Rise Ltd.
4.750% due 02/15/2039 «~(k)		5,699	5,642
RPI Finance Trust
4.334% (LIBOR03M + 2.000%) due 03/27/2023 ~		14,427	14,437
Sequa Mezzanine Holdings LLC
7.046% (LIBOR03M + 5.000%) due 11/28/2021 ~		6,336	6,354
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		2,584	2,590
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		6,830	6,845
Stars Group Holdings BV
TBD% due 07/28/2025		6,000	5,970

State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		25,300	24,619
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023 ~		7,224	7,204
Vistra Operations Co. LLC
4.344% (LIBOR03M + 2.250%) due 12/14/2023 ~		985	981
Wand Merger Corp.
TBD% due 04/27/2019		14,000	13,912
Western Digital Corp.
3.594% (LIBOR03M + 1.500%) due 02/27/2023 ~		1,600	1,604
Westmoreland Coal Co.
TBD% due 05/31/2020		1,312	1,338
TBD% due 12/16/2020 ^(c)		394	99
WR Grace & Co.
4.084% (LIBOR03M + 1.750%) due 04/03/2025 ~		2,500	2,500
Wyndham Hotels & Resorts, Inc.
3.726% (LIBOR03M + 1.750%) due 05/30/2025 ~		5,900	5,904

Total Loan Participations and Assignments (Cost $541,748)			540,323

CORPORATE BONDS & NOTES 74.6%
BANKING & FINANCE 38.5%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		5,600	5,600
AerCap Ireland Capital DAC
3.300% due 01/23/2023		3,500	3,367
3.500% due 01/15/2025		7,600	7,138
3.750% due 05/15/2019		1,335	1,343
4.125% due 07/03/2023		15,200	15,130
4.250% due 07/01/2020		2,500	2,529
4.625% due 10/30/2020		6,700	6,833
Air Lease Corp.
3.625% due 04/01/2027		5,453	5,007
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025		4,300	4,120
3.900% due 06/15/2023		5,000	5,019
3.950% due 01/15/2028		600	577
4.300% due 01/15/2026		12,535	12,558
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,046
Ally Financial, Inc.
8.000% due 11/01/2031		12,900	15,414
Alpha Star Holding Ltd.
4.970% due 04/09/2019		10,300	10,323
Ambac LSNI LLC
7.337% due 02/12/2023 •		9,550	9,706
American Financial Group, Inc.
3.500% due 08/15/2026		27,350	25,699
American Homes 4 Rent LP
4.250% due 02/15/2028		8,700	8,345
American International Group, Inc.
4.375% due 01/15/2055		3,800	3,295
5.750% due 04/01/2048 •		2,100	2,074
6.250% due 05/01/2036		1,200	1,372
American Tower Corp.
2.800% due 06/01/2020		1,725	1,711
3.550% due 07/15/2027		4,300	4,005
4.000% due 06/01/2025		19,400	19,044
4.400% due 02/15/2026		1,081	1,075
5.050% due 09/01/2020		400	414
Ardonagh Midco PLC
8.625% due 07/15/2023		13,100	13,362
Assurant, Inc.
3.589% (US0003M + 1.250%) due 03/26/2021 ~		7,500	7,521
4.200% due 09/27/2023		2,000	2,000
Athene Global Funding
3.566% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,302
4.000% due 01/25/2022		7,200	7,253
AvalonBay Communities, Inc.
3.350% due 05/15/2027		6,200	5,950
Aviation Capital Group LLC
3.500% due 11/01/2027		2,700	2,476
6.750% due 04/06/2021		700	756
7.125% due 10/15/2020		10,350	11,168
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		15,400	14,745
Axis Bank Ltd.
3.250% due 05/21/2020		15,900	15,688
AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	16,254
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	8,600	10,468
7.000% due 02/19/2019 •(i)(j)		6,000	7,182

Banco BTG Pactual S.A.
5.500% due 01/31/2023		$20,283	18,914
Banco do Brasil S.A.
4.875% due 04/19/2023		5,900	5,655
6.000% due 01/22/2020		6,400	6,640
6.250% due 04/15/2024 •(i)(j)		4,900	3,853
9.000% due 06/18/2024 •(i)(j)		3,130	3,019
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		4,800	4,802
Banco General S.A.
4.125% due 08/07/2027		3,900	3,653
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	8,919
Banco Santander S.A.
3.459% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,397
3.848% due 04/12/2023		3,400	3,328
4.379% due 04/12/2028		3,000	2,873
6.250% due 09/11/2021 •(i)(j)	EUR	13,600	16,760
Banistmo S.A.
3.650% due 09/19/2022		$16,000	15,140
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	50,000	3,223
2.816% due 07/21/2023 •		$13,200	12,767
3.300% due 01/11/2023		1,125	1,109
3.359% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,896
3.419% due 12/20/2028 •		36,745	34,629
3.705% due 04/24/2028 •		800	772
3.970% due 03/05/2029 •		51,400	50,630
4.000% due 04/01/2024		8,539	8,617
4.100% due 07/24/2023		2,579	2,624
5.875% due 03/15/2028 •(i)		71,000	69,491
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,432
Bank of Ireland
7.375% due 06/18/2020 •(i)(j)	EUR	600	753
Bank of New York Mellon Corp.
3.000% due 02/24/2025		$7,000	6,729
3.250% due 05/16/2027		2,000	1,927
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,529
Barclays Bank PLC
7.625% due 11/21/2022 (j)		35,971	38,790
14.000% due 06/15/2019 •(i)	GBP	400	585
Barclays PLC
2.375% due 10/06/2023 •		1,100	1,427
3.200% due 08/10/2021		$3,200	3,138
3.250% due 02/12/2027	GBP	3,000	3,873
3.650% due 03/16/2025		$1,000	939
3.710% (US0003M + 1.380%) due 05/16/2024 ~		21,200	21,042
3.962% (US0003M + 1.625%) due 01/10/2023 ~		7,500	7,620
4.338% due 05/16/2024 •		1,400	1,384
4.375% due 01/12/2026		30,065	29,274
4.463% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,973
6.500% due 09/15/2019 •(i)(j)	EUR	4,200	5,060
7.250% due 03/15/2023 •(i)(j)	GBP	7,565	10,273
7.875% due 09/15/2022 •(i)(j)		200	281
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(j)		$20,600	18,360
BGC Partners, Inc.
5.125% due 05/27/2021		21,000	21,423
5.375% due 12/09/2019		13,550	13,806
Blackstone CQP Holdco LP
6.000% due 08/18/2021		11,100	11,128
6.500% due 03/20/2021		60,932	61,237
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		2,300	2,215
5.000% due 06/15/2044		3,900	4,121
BNP Paribas S.A.
3.500% due 03/01/2023		18,400	17,948
BOC Aviation Ltd.
3.000% due 03/30/2020		200	199
3.413% (US0003M + 1.050%) due 05/02/2021 ~		14,400	14,514
BPCE S.A.
4.000% due 04/15/2024		1,000	1,003
4.500% due 03/15/2025		10,700	10,443
Brighthouse Financial, Inc.
3.700% due 06/22/2027		8,800	7,846
Brighthouse Holdings LLC
6.500% due 07/27/2037 (i)		8,000	7,880
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,200	4,986
3.650% due 06/15/2024		2,200	2,127
3.850% due 02/01/2025		5,475	5,287
4.125% due 06/15/2026		3,900	3,780
Brookfield Finance LLC
4.000% due 04/01/2024		17,000	16,838

Camden Property Trust
3.500% due 09/15/2024		800	782
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	372
7.875% due 10/15/2019		26,675	27,901
CBL & Associates LP
5.250% due 12/01/2023		1,500	1,306
5.950% due 12/15/2026 (m)		22,450	18,931
Charles Schwab Corp.
5.000% due 12/01/2027 •(i)		11,000	10,546
Chubb INA Holdings, Inc.
3.350% due 05/03/2026		7,000	6,796
CIT Group, Inc.
5.000% due 08/15/2022		3,518	3,566
5.375% due 05/15/2020		100	103
Citigroup, Inc.
2.900% due 12/08/2021		15,700	15,391
3.127% (US0003M + 0.790%) due 01/10/2020 ~		36,100	36,356
3.200% due 10/21/2026		25,200	23,473
3.249% (US0003M + 0.930%) due 06/07/2019 ~		27,300	27,472
3.320% (US0003M + 0.960%) due 04/25/2022 ~		2,000	2,019
3.352% (US0003M + 1.023%) due 06/01/2024 ~		23,500	23,540
3.400% due 05/01/2026		2,200	2,091
3.553% (US0003M + 1.190%) due 08/02/2021 ~		15,100	15,383
3.700% due 01/12/2026		17,100	16,596
4.075% due 04/23/2029 •		31,300	30,745
6.300% due 05/15/2024 •(i)		12,200	12,397
8.125% due 07/15/2039		2,786	3,928
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,187
5.300% due 09/15/2043		6,400	7,526
CoBank ACB
6.250% due 10/01/2026 •(i)		9,300	9,718
Cooperatieve Rabobank UA
4.625% due 05/23/2029	GBP	9,600	14,127
5.500% due 06/29/2020 •(i)(j)	EUR	10,039	12,550
6.625% due 06/29/2021 •(i)(j)		11,800	15,527
6.875% due 03/19/2020 (j)		15,300	19,836
Corestate Capital Holding S.A.
3.500% due 04/15/2023		1,100	1,267
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,100
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		5,400	5,418
7.500% due 03/09/2020		4,100	4,205
Countrywide Capital
8.050% due 06/15/2027		12,000	15,002
Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		7,800	7,783
Credit Suisse AG
6.500% due 08/08/2023 (j)		38,355	40,886
Credit Suisse Group AG
3.566% (US0003M + 1.240%) due 06/12/2024 ~		16,600	16,598
3.574% due 01/09/2023		18,300	17,938
3.869% due 01/12/2029 •		21,800	20,531
4.207% due 06/12/2024 •		31,550	31,597
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,737
3.800% due 09/15/2022		19,550	19,477
3.800% due 06/09/2023		15,800	15,613
4.645% (US0003M + 2.290%) due 04/16/2021 ~		14,400	15,055
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,288
3.200% due 09/01/2024		11,200	10,580
3.400% due 02/15/2021		600	600
4.000% due 03/01/2027		3,100	2,989
4.450% due 02/15/2026		6,800	6,764
5.250% due 01/15/2023		7,883	8,266
DBS Group Holdings Ltd.
2.811% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,205
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(i)		7,000	7,087
Deutsche Bank AG
2.700% due 07/13/2020		4,779	4,650
2.850% due 05/10/2019		1,300	1,289
3.150% due 01/22/2021		2,600	2,517
3.300% due 11/16/2022		9,015	8,452
3.312% (US0003M + 0.970%) due 07/13/2020 ~		36,700	36,480
3.520% (US0003M + 1.190%) due 11/16/2022 ~		10,300	9,981
3.950% due 02/27/2023		3,800	3,651
4.250% due 10/14/2021		43,800	43,155
4.875% due 12/01/2032 •(j)		9,000	7,711
Digital Realty Trust LP
3.400% due 10/01/2020		9,100	9,111
Discover Financial Services
4.100% due 02/09/2027		5,150	4,947
5.200% due 04/27/2022		8,598	8,973

Doctors Co.
6.500% due 10/15/2023		12,300	13,166
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,409	3,522
E*TRADE Financial Corp.
4.500% due 06/20/2028		5,645	5,658
5.300% due 03/15/2023 •(i)		6,300	6,166
5.875% due 09/15/2026 •(i)		9,700	9,894
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,165
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,231
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	8,734	9,549
EPR Properties
4.500% due 04/01/2025		$7,200	7,120
4.500% due 06/01/2027		2,100	2,009
4.750% due 12/15/2026		8,000	7,836
4.950% due 04/15/2028		5,500	5,389
Equinix, Inc.
5.875% due 01/15/2026		4,775	4,849
ERP Operating LP
2.375% due 07/01/2019		5,200	5,170
3.250% due 08/01/2027		2,700	2,570
4.500% due 06/01/2045		400	405
Essex Portfolio LP
3.375% due 04/15/2026		11,400	10,838
3.500% due 04/01/2025		1,875	1,812
3.625% due 08/15/2022		300	299
3.875% due 05/01/2024		3,900	3,875
Exeter Finance Corp.
9.750% due 05/20/2019 «		5,500	5,490
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	19,123
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$22,440	23,894
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,378
4.600% due 11/15/2024		5,115	5,170
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,711
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,086
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		800	788
2.793% (US0003M + 0.430%) due 11/02/2020 ~		3,400	3,388
3.185% due 08/12/2019 •		500	502
3.200% due 01/15/2021		300	297
3.434% (US0003M + 1.080%) due 08/03/2022 ~		19,400	19,504
5.875% due 08/02/2021		5,900	6,259
8.125% due 01/15/2020		7,374	7,903
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		5,200	5,336
Freedom Mortgage Corp.
8.125% due 11/15/2024		10,080	9,803
8.250% due 04/15/2025		8,400	8,295
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020		4,000	3,909
4.418% due 11/15/2035		49,626	48,133
General Motors Financial Co., Inc.
3.200% due 07/13/2020		18,000	17,924
Global Bank Corp.
4.500% due 10/20/2021		2,500	2,440
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		10,500	10,120
3.359% (US0003M + 1.000%) due 07/24/2023 ~		19,900	19,984
3.368% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,170
3.500% due 01/23/2025		21,000	20,291
3.513% (US0003M + 1.170%) due 11/15/2021 ~		29,500	29,872
3.750% due 05/22/2025		23,115	22,580
4.100% (US0003M + 1.770%) due 02/25/2021 ~		25,000	25,826
4.223% due 05/01/2029 •		64,100	63,250
5.750% due 01/24/2022		18,951	20,283
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	4,073
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,400	10,771
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		11,920	12,127
Grupo Aval Ltd.
4.750% due 09/26/2022		3,331	3,310
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		2,100	2,011
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022		1,200	1,269

High Street Funding Trust
4.111% due 02/15/2028		3,500	3,443
Highwoods Realty LP
3.875% due 03/01/2027		1,100	1,061
Hospitality Properties Trust
4.375% due 02/15/2030		4,600	4,264
4.500% due 06/15/2023		1,200	1,206
5.000% due 08/15/2022		3,500	3,599
Host Hotels & Resorts LP
3.875% due 04/01/2024		5,600	5,464
4.000% due 06/15/2025		6,050	5,887
6.000% due 10/01/2021		6,100	6,475
HSBC Bank PLC
4.125% due 08/12/2020		19,878	20,245
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		19,000	19,033
2.950% due 05/25/2021		1,500	1,480
3.600% due 05/25/2023		8,000	7,921
3.950% due 05/18/2024 •		5,500	5,488
4.300% due 03/08/2026		33,700	33,808
4.561% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,683
5.250% due 09/16/2022 •(i)(j)	EUR	3,900	4,796
6.000% due 09/29/2023 •(i)(j)		18,035	23,628
6.250% due 03/23/2023 •(i)(j)		$32,000	31,440
7.350% due 11/27/2032		692	867
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,668
2.350% due 03/05/2020		2,950	2,916
ICICI Bank Ltd.
3.500% due 03/18/2020		9,900	9,851
5.750% due 11/16/2020		2,000	2,082
Industrial & Commercial Bank of China Ltd.
3.113% (US0003M + 0.750%) due 11/08/2020 ~		4,400	4,404
ING Bank NV
1.650% due 08/15/2019		2,300	2,266
Intercontinental Exchange, Inc.
3.750% due 12/01/2025		1,600	1,590
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	5,059
International Lease Finance Corp.
6.250% due 05/15/2019		2,000	2,051
7.125% due 09/01/2018		10,860	10,931
8.250% due 12/15/2020		10,600	11,694
8.625% due 01/15/2022		14,500	16,644
Intesa Sanpaolo SpA
3.375% due 01/12/2023		5,300	4,875
3.875% due 01/15/2019		1,300	1,300
5.017% due 06/26/2024		6,890	6,259
5.710% due 01/15/2026		10,000	9,154
7.750% due 01/11/2027 •(i)(j)	EUR	19,775	24,965
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(i)(j)		$18,800	17,601
Jackson National Life Global Funding
2.500% due 06/27/2022		7,300	7,039
Jefferies Finance LLC
6.875% due 04/15/2022		750	752
7.250% due 08/15/2024		2,300	2,265
7.375% due 04/01/2020		28,775	29,055
7.500% due 04/15/2021		800	816
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		22,700	22,705
3.220% due 03/01/2025 •		14,300	13,801
3.260% (US0003M + 0.900%) due 04/25/2023 ~		39,000	39,359
3.300% due 04/01/2026		14,203	13,591
3.509% due 01/23/2029 •		12,900	12,248
3.540% due 05/01/2028 •		10,200	9,773
3.900% due 07/15/2025		7,150	7,127
4.005% due 04/23/2029 •		64,900	64,138
5.829% (US0003M + 3.470%) due 07/30/2018 ~(i)		32,723	33,076
6.100% due 10/01/2024 •(i)		8,900	9,201
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		250	249
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		2,500	2,437
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,775
4.375% due 10/01/2025		4,600	4,612
Kimco Realty Corp.
3.300% due 02/01/2025		3,000	2,846
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,437
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,413
LeasePlan Corp. NV
2.875% due 01/22/2019		2,730	2,726

Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,283
Life Storage LP
3.875% due 12/15/2027		1,200	1,137
Lifestorage LP
3.500% due 07/01/2026		4,300	4,033
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,781
Lloyds Bank PLC
3.300% due 05/07/2021		$38,050	37,995
7.625% due 04/22/2025	GBP	1,200	2,042
Lloyds Banking Group PLC
3.000% due 01/11/2022		$3,000	2,924
3.130% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,100
3.574% due 11/07/2028 •		7,500	6,930
4.375% due 03/22/2028		3,400	3,364
7.000% due 06/27/2019 •(i)(j)	GBP	1,100	1,482
7.625% due 06/27/2023 •(i)(j)		7,848	11,350
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$28,970	29,350
Manulife Financial Corp.
4.150% due 03/04/2026		550	549
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,350
3.500% due 03/10/2025		10,750	10,525
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		5,400	5,461
Mercury General Corp.
4.400% due 03/15/2027		800	779
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,490
MetLife, Inc.
5.875% due 03/15/2028 •(i)		4,600	4,683
10.750% due 08/01/2069		4,000	6,170
MGIC Investment Corp.
5.750% due 08/15/2023		10,000	10,250
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		800	730
Mid-America Apartments LP
3.600% due 06/01/2027		300	288
3.750% due 06/15/2024		1,650	1,629
4.200% due 06/15/2028		5,900	5,888
4.300% due 10/15/2023		25,435	25,890
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022		4,000	3,928
3.393% (US0003M + 1.060%) due 09/13/2021 ~		51,200	51,955
3.455% due 03/02/2023		14,100	13,984
4.180% (US0003M + 1.880%) due 03/01/2021 ~		11,515	11,925
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	1,997
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		8,000	7,814
3.207% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,124
3.473% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,280
Morgan Stanley
2.750% due 05/19/2022		20,000	19,380
2.903% (US0003M + 0.550%) due 02/10/2021 ~		800	802
3.155% (US0003M + 0.800%) due 02/14/2020 ~		1,100	1,103
3.292% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,413
3.539% (US0003M + 1.180%) due 01/20/2022 ~		15,000	15,201
3.583% (US0003M + 1.220%) due 05/08/2024 ~		11,900	12,027
3.591% due 07/22/2028 •		13,300	12,651
3.737% due 04/24/2024 •		16,800	16,712
3.875% due 01/27/2026		15,000	14,775
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		7,000	6,695
MUFG Bank Ltd
2.300% due 03/05/2020		19,600	19,297
2.850% due 09/08/2021		13,950	13,703
Multibank, Inc.
4.375% due 11/09/2022		2,400	2,352
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~		4,400	4,405
3.850% due 06/30/2026		10,000	9,698
Nationwide Building Society
4.302% due 03/08/2029 •		4,500	4,339
10.250% ~(i)	GBP	156	31,426
Navient Corp.
4.875% due 06/17/2019		$300	302
5.875% due 03/25/2021		3,400	3,464
6.500% due 06/15/2022		10,555	10,819
6.625% due 07/26/2021		800	824
7.250% due 01/25/2022		600	630
8.000% due 03/25/2020		1,800	1,904
Neuberger Berman Group LLC
4.500% due 03/15/2027		7,800	7,743

Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,634
2.350% due 03/04/2019		1,800	1,794
2.726% (US0003M + 0.390%) due 09/28/2020 ~		3,400	3,403
2.992% (US0003M + 0.650%) due 07/13/2022 ~		900	901
3.232% (US0003M + 0.890%) due 01/13/2022 ~		3,200	3,243
NTT Finance Corp.
1.900% due 07/21/2021		3,650	3,503
Nuveen Finance LLC
4.125% due 11/01/2024		1,000	995
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,023
4.500% due 01/15/2025		2,200	2,152
4.500% due 04/01/2027 (m)		3,300	3,149
4.750% due 01/15/2028 (m)		1,200	1,159
4.950% due 04/01/2024		1,200	1,218
5.250% due 01/15/2026		7,300	7,371
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	6,984
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	1,974
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	924
Physicians Realty LP
3.950% due 01/15/2028		3,800	3,552
4.300% due 03/15/2027		4,100	3,965
Pinnacol Assurance
8.625% due 06/25/2034 «(k)		6,000	6,229
Poly Real Estate Finance Ltd.
3.950% due 02/05/2023		3,900	3,792
4.500% due 08/06/2018		700	701
Progressive Corp.
5.375% due 03/15/2023 •(i)		5,500	5,479
Prologis LP
3.875% due 09/15/2028		4,100	4,116
Protective Life Global Funding
1.999% due 09/14/2021		14,850	14,222
2.762% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,008
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,050
Prudential PLC
5.700% due 12/19/2063 •	GBP	900	1,295
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,799
Quicken Loans, Inc.
5.250% due 01/15/2028		25,900	23,985
RBS Capital Trust
6.425% due 01/03/2034 •(i)		10,000	11,925
Regency Centers LP
3.600% due 02/01/2027		2,200	2,094
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,879
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	1,977
Rio Oil Finance Trust
8.200% due 04/06/2028		17,400	17,670
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,959
Royal Bank of Scotland Group PLC
3.813% (US0003M + 1.470%) due 05/15/2023 ~		3,000	3,016
3.885% (US0003M + 1.550%) due 06/25/2024 ~		23,500	23,471
4.800% due 04/05/2026		7,900	7,955
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,690
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,616
2.875% due 08/05/2021		29,700	28,806
3.373% due 01/05/2024 •		9,600	9,237
3.823% due 11/03/2028 •		15,626	14,368
4.750% due 09/15/2025		38,261	37,448
7.375% due 06/24/2022 •(i)(j)	GBP	2,630	3,621
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,109
2.375% due 03/16/2020		950	936
2.920% (US0003M + 0.620%) due 06/01/2021 ~		11,000	10,998
3.400% due 06/01/2021		13,600	13,597
5.000% due 11/07/2023		1,600	1,629
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(j)		4,000	4,017
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,184
Select Income REIT
4.250% due 05/15/2024		2,700	2,584
Siam Commercial Bank PCL
3.500% due 04/07/2019		2,000	2,004

Simon Property Group LP
3.375% due 06/15/2027		1,600	1,532
SL Green Operating Partnership LP
3.250% due 10/15/2022		100	97
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,724
5.000% due 08/15/2018		6,000	6,009
SLM Corp.
5.125% due 04/05/2022		4,800	4,788
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	291
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		8,300	7,626
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,724
Springleaf Finance Corp.
5.250% due 12/15/2019		18,700	18,980
7.750% due 10/01/2021		5,000	5,394
8.250% due 12/15/2020		4,100	4,438
State Bank of India
3.250% due 01/24/2022		12,500	12,173
Stearns Holdings LLC
9.375% due 08/15/2020		12,655	12,718
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	10,650	14,775
STORE Capital Corp.
4.500% due 03/15/2028		$3,400	3,331
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		9,800	9,698
2.665% (US0003M + 0.310%) due 10/18/2019 ~		3,000	3,004
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		5,900	5,835
3.102% due 01/17/2023		14,000	13,681
3.495% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,567
4.007% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,942
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,630
Suzano Austria GmbH
5.750% due 07/14/2026		5,000	5,070
Synchrony Financial
3.584% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,478
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	43,632
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	6,023	9,015
5.661% due 10/13/2041		3,349	5,115
5.744% due 04/13/2040		4,087	6,296
5.801% due 10/13/2040		8,328	12,939
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •		$8,400	8,429
Trust F
5.250% due 12/15/2024		2,000	1,980
5.250% due 01/30/2026		10,660	10,420
6.950% due 01/30/2044		5,683	5,598
U.S. Bancorp
5.300% due 04/15/2027 •(i)		14,000	13,982
UBS AG
2.450% due 12/01/2020		13,000	12,724
2.780% (US0003M + 0.480%) due 12/01/2020 ~		8,500	8,505
2.901% due 06/08/2020 •		47,700	47,856
5.125% due 05/15/2024 (j)		21,530	21,511
7.625% due 08/17/2022 (j)		40,917	45,271
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		22,500	22,538
4.125% due 09/24/2025		10,250	10,185
4.253% due 03/23/2028		6,200	6,165
UDR, Inc.
3.500% due 01/15/2028		7,200	6,800
3.700% due 10/01/2020		3,000	3,026
3.750% due 07/01/2024		1,125	1,109
4.000% due 10/01/2025		14,200	14,127
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019		6,900	6,920
VEREIT Operating Partnership LP
3.000% due 02/06/2019		5,195	5,193
4.875% due 06/01/2026		3,400	3,394
Visa, Inc.
3.150% due 12/14/2025		2,800	2,711
Vonovia Finance BV
5.000% due 10/02/2023		1,100	1,123
Vornado Realty LP
3.500% due 01/15/2025		5,000	4,792
Wand Merger Corp.
8.125% due 07/15/2023 (a)		4,800	4,878
Washington Prime Group LP
5.950% due 08/15/2024		21,800	21,030

WEA Finance LLC
2.700% due 09/17/2019	1,800	1,793
3.150% due 04/05/2022	2,340	2,295
3.250% due 10/05/2020	10,250	10,232
3.750% due 09/17/2024	10,905	10,778
Wells Fargo & Co.
2.625% due 07/22/2022	38,000	36,625
3.000% due 04/22/2026	13,451	12,516
3.286% (US0003M + 0.930%) due 02/11/2022 ~	18,000	18,191
3.469% (US0003M + 1.110%) due 01/24/2023 ~	41,950	42,605
3.550% due 09/29/2025	19,850	19,254
3.584% due 05/22/2028 •	53,786	51,572
3.589% (US0003M + 1.230%) due 10/31/2023 ~	7,550	7,708
3.661% (US0003M + 1.340%) due 03/04/2021 ~	15,550	15,921
4.400% due 06/14/2046	1,250	1,146
6.111% (US0003M + 3.770%) due 09/15/2018 ~(i)	3,413	3,462
Wells Fargo Bank N.A.
2.964% (US0003M + 0.650%) due 12/06/2019 ~	7,500	7,552
Welltower, Inc.
4.250% due 04/15/2028	8,600	8,464
4.950% due 01/15/2021	2,500	2,575
6.125% due 04/15/2020	1,975	2,068
Weyerhaeuser Co.
3.250% due 03/15/2023	4,000	3,910
7.125% due 07/15/2023	2,026	2,316
7.375% due 10/01/2019	17,871	18,784
7.375% due 03/15/2032	19,459	24,780
7.950% due 03/15/2025	12,479	15,022
8.500% due 01/15/2025	12,449	15,362
WP Carey, Inc.
4.250% due 10/01/2026	7,400	7,238
4.600% due 04/01/2024	6,064	6,132
XLIT Ltd.
4.450% due 03/31/2025	1,800	1,773
6.375% due 11/15/2024	349	392
Yingde Gases Investment Ltd.
6.250% due 01/19/2023	1,100	1,041

		4,825,961

INDUSTRIALS 28.1%
Abbott Laboratories
2.900% due 11/30/2021	10,000	9,853
AbbVie, Inc.
2.850% due 05/14/2023	17,385	16,756
3.200% due 05/14/2026	8,250	7,707
3.600% due 05/14/2025	19,718	19,120
Activision Blizzard, Inc.
2.300% due 09/15/2021	2,500	2,421
3.400% due 09/15/2026	2,200	2,092
3.400% due 06/15/2027	4,800	4,545
6.125% due 09/15/2023	2,400	2,487
Adecoagro S.A.
6.000% due 09/21/2027	3,500	2,904
Aetna, Inc.
2.800% due 06/15/2023	6,253	5,968
Air Canada Pass-Through Trust
4.125% due 11/15/2026	7,952	7,990
5.375% due 11/15/2022	1,309	1,335
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	11,300	10,714
3.550% due 10/01/2027	500	463
Allergan Funding SCS
3.000% due 03/12/2020	3,000	2,986
3.450% due 03/15/2022	7,000	6,892
3.800% due 03/15/2025	14,895	14,481
3.850% due 06/15/2024	22,400	22,017
4.550% due 03/15/2035	12,302	11,698
4.750% due 03/15/2045	1,297	1,252
Allergan Sales LLC
4.875% due 02/15/2021	12,942	13,328
5.000% due 12/15/2021	3,650	3,779
Altice Financing S.A.
7.500% due 05/15/2026	5,000	4,849
America Movil S.A.B. de C.V.
5.000% due 03/30/2020	5,800	5,965
American Airlines Pass-Through Trust
3.350% due 04/15/2031	9,800	9,471
3.375% due 11/01/2028	4,267	4,132
3.600% due 04/15/2031	3,700	3,612
3.700% due 04/01/2028	2,935	2,872
4.000% due 01/15/2027	1,093	1,092
5.250% due 07/31/2022	1,576	1,630
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026	10,900	10,777

Amgen, Inc.
3.200% due 11/02/2027	12,800	12,005
3.625% due 05/22/2024	10,000	9,967
4.663% due 06/15/2051	39,404	39,091
Andeavor Logistics LP
5.250% due 01/15/2025	6,300	6,465
6.375% due 05/01/2024	2,400	2,568
6.875% due 02/15/2023 •(i)	7,800	7,737
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	33,900	33,641
3.650% due 02/01/2026	33,400	32,740
4.700% due 02/01/2036	10,698	10,867
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	12,139	11,898
Anthem, Inc.
2.500% due 11/21/2020	2,000	1,967
3.650% due 12/01/2027	18,800	17,837
3.700% due 08/15/2021	6,000	6,055
4.101% due 03/01/2028	1,200	1,178
4.650% due 01/15/2043	4,509	4,373
AP Moller - Maersk A/S
2.550% due 09/22/2019	5,800	5,741
3.875% due 09/28/2025	2,200	2,128
Apple, Inc.
2.450% due 08/04/2026	26,700	24,524
2.750% due 01/13/2025	6,500	6,225
3.200% due 05/11/2027	4,800	4,635
Aptiv PLC
3.150% due 11/19/2020	5,200	5,165
Arrow Electronics, Inc.
3.250% due 09/08/2024	3,500	3,275
Asciano Finance Ltd.
6.000% due 04/07/2023	7,000	7,481
Associated Materials LLC
9.000% due 01/01/2024	1,700	1,789
Autodesk, Inc.
3.600% due 12/15/2022	3,000	3,002
AutoNation, Inc.
3.350% due 01/15/2021	8,530	8,479
Bacardi Ltd.
4.700% due 05/15/2028	18,300	18,027
5.150% due 05/15/2038	16,200	15,327
Baidu, Inc.
3.875% due 09/29/2023	17,400	17,304
BAT Capital Corp.
3.222% due 08/15/2024	6,800	6,447
4.390% due 08/15/2037	30,700	28,873
BAT International Finance PLC
2.750% due 06/15/2020	800	792
Baxalta, Inc.
2.875% due 06/23/2020	900	890
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	500	482
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	3,949
3.850% due 05/15/2025	27,051	26,804
4.000% due 03/01/2028	5,300	5,177
Brambles USA, Inc.
5.350% due 04/01/2020	1,100	1,135
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,284
5.750% due 04/15/2021	300	311
6.450% due 02/03/2024	9,700	10,253
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,704	4,334
Broadcom Corp.
2.650% due 01/15/2023	4,320	4,071
3.625% due 01/15/2024	48,180	46,679
3.875% due 01/15/2027	5,000	4,736
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022	3,400	3,305
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,685
Caesars Resort Collection LLC
5.250% due 10/15/2025	9,500	9,013
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,496
3.650% due 03/15/2023	1,500	1,474
3.950% due 03/15/2025	3,000	2,896
4.150% due 03/15/2028	2,800	2,670
Canadian Pacific Railway Co.
6.125% due 09/15/2115	10,000	12,060
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,164
Celgene Corp.
4.350% due 11/15/2047	6,175	5,473
4.550% due 02/20/2048	1,411	1,292

Cenovus Energy, Inc.
5.250% due 06/15/2037	22,300	21,980
5.700% due 10/15/2019	11,350	11,644
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	13,684
4.500% due 01/15/2021	500	511
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	397
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	26,215
4.200% due 03/15/2028	20,000	18,753
4.464% due 07/23/2022	32,765	33,159
4.500% due 02/01/2024 (a)	600	600
4.908% due 07/23/2025	16,600	16,783
5.375% due 04/01/2038	8,600	8,143
5.375% due 05/01/2047	6,900	6,283
5.750% due 04/01/2048	15,590	15,135
Cheniere Energy Partners LP
5.250% due 10/01/2025	3,000	2,934
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	3,600	3,605
Churchill Downs, Inc.
4.750% due 01/15/2028	1,200	1,116
Cimarex Energy Co.
4.375% due 06/01/2024	58,442	58,975
Comcast Corp.
2.350% due 01/15/2027	587	515
3.150% due 03/01/2026	6,500	6,108
3.150% due 02/15/2028	25,700	23,781
3.300% due 02/01/2027	700	659
3.550% due 05/01/2028	7,500	7,168
3.900% due 03/01/2038	4,600	4,196
3.999% due 11/01/2049	9,131	8,085
4.000% due 03/01/2048	800	706
4.049% due 11/01/2052	3,886	3,395
4.600% due 08/15/2045	2,975	2,871
Community Health Systems, Inc.
5.125% due 08/01/2021	25	23
6.250% due 03/31/2023	1,875	1,725
8.625% due 01/15/2024 (a)	8,700	8,744
Concho Resources, Inc.
3.750% due 10/01/2027	3,500	3,368
4.300% due 08/15/2028 (a)	16,600	16,612
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,581
4.750% due 11/15/2024	3,700	3,845
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	452	458
4.750% due 07/12/2022	1,731	1,766
7.250% due 05/10/2021	9,585	10,053
Continental Resources, Inc.
4.375% due 01/15/2028	20,700	20,564
5.000% due 09/15/2022	8,047	8,177
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,348
Covey Park Energy LLC
7.500% due 05/15/2025	3,450	3,536
Cox Communications, Inc.
3.250% due 12/15/2022	10,200	9,915
4.700% due 12/15/2042	1,170	1,027
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	18,258
CRH America, Inc.
3.875% due 05/18/2025	3,200	3,160
Crown Americas LLC
4.750% due 02/01/2026	2,000	1,905
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	3,930
4.241% due 07/15/2048 (a)	4,400	4,430
CVS Health Corp.
3.700% due 03/09/2023	800	793
4.300% due 03/25/2028	50,100	49,497
5.125% due 07/20/2045	1,500	1,524
CVS Pass-Through Trust
4.163% due 08/11/2036	376	357
4.704% due 01/10/2036	8,905	8,749
5.789% due 01/10/2026	72	75
5.926% due 01/10/2034	413	445
6.036% due 12/10/2028	2,857	3,045
8.353% due 07/10/2031	395	478
D.R. Horton, Inc.
3.750% due 03/01/2019	4,223	4,237
4.000% due 02/15/2020	2,950	2,980
5.750% due 08/15/2023	12,030	13,000

DAE Funding LLC
4.000% due 08/01/2020	1,200	1,190
4.500% due 08/01/2022	200	195
5.000% due 08/01/2024	4,000	3,852
Daimler Finance North America LLC
2.850% due 01/06/2022	800	781
Danone S.A.
1.691% due 10/30/2019	800	787
2.077% due 11/02/2021	13,279	12,703
Dell International LLC
3.480% due 06/01/2019	11,600	11,632
4.420% due 06/15/2021	59,152	60,032
5.450% due 06/15/2023	38,600	40,412
6.020% due 06/15/2026	7,500	7,897
Delta Air Lines, Inc.
2.875% due 03/13/2020	14,900	14,807
3.400% due 04/19/2021	10,900	10,857
3.625% due 03/15/2022	1,775	1,756
Diamond Resorts International, Inc.
7.750% due 09/01/2023	2,775	2,900
Diamondback Energy, Inc.
5.375% due 05/31/2025	900	901
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,583
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,186
5.875% due 07/15/2022	3,300	3,114
6.750% due 06/01/2021	20,788	20,866
DP World Ltd.
6.850% due 07/02/2037	16,220	18,552
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	925	939
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	3,300	3,288
eBay, Inc.
3.600% due 06/05/2027	29,400	27,838
Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,700
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,222
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~	36,600	36,603
4.250% due 12/01/2026	5,000	4,962
6.250% due 03/01/2078 •	8,700	8,205
Endo Dac
6.000% due 07/15/2023	6,250	5,172
Endo Finance LLC
5.375% due 01/15/2023	600	483
Energy Transfer Partners LP
4.050% due 03/15/2025	20,100	19,427
4.150% due 10/01/2020	5,240	5,306
4.500% due 11/01/2023	8,900	8,963
4.750% due 01/15/2026	7,050	6,994
4.950% due 06/15/2028	12,500	12,481
5.000% due 10/01/2022	2,550	2,642
5.150% due 03/15/2045	1,250	1,115
5.300% due 04/15/2047	13,200	12,110
5.750% due 09/01/2020	1,860	1,934
5.875% due 03/01/2022	9,278	9,820
5.950% due 10/01/2043	1,000	979
6.050% due 06/01/2041	6,400	6,403
6.125% due 12/15/2045	4,300	4,312
6.500% due 02/01/2042	3,600	3,715
7.500% due 07/01/2038	4,302	4,921
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,085
4.050% due 09/01/2023	1,160	1,184
Enterprise Products Operating LLC
4.450% due 02/15/2043	6,890	6,503
4.875% due 08/16/2077 •	8,400	7,875
5.700% due 02/15/2042	15,002	16,618
EQT Corp.
3.000% due 10/01/2022	11,800	11,374
3.900% due 10/01/2027	11,600	10,845
4.875% due 11/15/2021	2,247	2,323
EQT Midstream Partners LP
4.000% due 08/01/2024	21,160	20,110
4.750% due 07/15/2023	11,700	11,690
5.500% due 07/15/2028	600	601
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	4,951
5.250% due 10/01/2020	1,100	1,143
Flex Ltd.
4.625% due 02/15/2020	1,100	1,117
5.000% due 02/15/2023	3,000	3,063

Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	2,908
7.900% due 05/15/2019	2,000	2,083
Freeport Minerals Corp.
9.500% due 06/01/2031	200	249
Frontera Energy Corp.
9.700% due 06/25/2023	8,000	7,960
GATX Corp.
2.500% due 07/30/2019	600	596
3.083% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,010
General Electric Co.
5.000% due 01/21/2021 •(i)	36,700	36,250
5.875% due 01/14/2038	2,396	2,724
6.875% due 01/10/2039	1,108	1,405
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~	8,800	8,817
3.363% (US0003M + 1.010%) due 10/17/2023 ~	2,200	2,220
3.700% due 10/17/2023	10,200	10,104
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	3,975	3,989
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,400	5,644
GlaxoSmithKline Capital PLC
2.693% (US0003M + 0.350%) due 05/14/2021 ~	6,000	6,020
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,666
5.125% due 03/31/2027	4,600	4,290
GLP Capital LP
5.250% due 06/01/2025	6,300	6,332
5.750% due 06/01/2028	800	810
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	4,800	4,075
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,584
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	2,999
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~	7,500	7,506
HCA, Inc.
4.750% due 05/01/2023	2,650	2,650
Hidrovias International Finance SARL
5.950% due 01/24/2025	3,300	2,974
Humana, Inc.
3.150% due 12/01/2022	5,000	4,870
3.950% due 03/15/2027	1,500	1,477
Hyundai Capital America
2.500% due 03/18/2019	2,900	2,887
Imperial Brands Finance PLC
3.750% due 07/21/2022	11,755	11,675
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	2,400	2,403
Japan Tobacco, Inc.
2.100% due 07/23/2018	1,300	1,300
Jeld-Wen, Inc.
4.875% due 12/15/2027	5,000	4,663
Kansas City Southern
3.000% due 05/15/2023	4,200	4,049
3.125% due 06/01/2026	3,645	3,365
4.950% due 08/15/2045	1,631	1,645
Kerr-McGee Corp.
6.950% due 07/01/2024	2,679	3,050
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	2,610	2,744
6.550% due 09/15/2040	3,300	3,635
7.300% due 08/15/2033	6,300	7,408
7.400% due 03/15/2031	500	582
7.500% due 11/15/2040	5,500	6,532
Kinetic Concepts, Inc.
12.500% due 11/01/2021	3,000	3,330
KLA-Tencor Corp.
4.125% due 11/01/2021	7,885	8,028
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,000	1,954
2.437% due 09/11/2022	2,400	2,307
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~	13,700	13,721
3.000% due 06/01/2026	10,400	9,378
3.950% due 07/15/2025	27,351	26,617
6.875% due 01/26/2039	10,000	11,766
Laboratory Corp. of America Holdings
3.600% due 02/01/2025	5,250	5,133
Lennar Corp.
4.750% due 11/29/2027	7,200	6,766
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	7,658	9,237

Magellan Health, Inc.
4.400% due 09/22/2024		16,000	15,694
Maple Escrow Subsidiary, Inc.
4.597% due 05/25/2028		26,500	26,639
4.985% due 05/25/2038		1,000	1,009
Marathon Oil Corp.
3.850% due 06/01/2025		6,791	6,688
4.400% due 07/15/2027		12,000	12,060
Marriott International, Inc.
3.750% due 03/15/2025		3,375	3,333
4.500% due 10/01/2034		6,099	6,095
Marvell Technology Group Ltd.
4.200% due 06/22/2023		11,200	11,197
4.875% due 06/22/2028		11,200	11,134
Masco Corp.
3.500% due 11/15/2027		5,000	4,610
4.450% due 04/01/2025		7,750	7,785
5.950% due 03/15/2022		3,808	4,076
7.125% due 03/15/2020		2,697	2,858
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	165
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		24,400	23,112
4.875% due 06/06/2025 (m)		13,700	12,977
Metinvest BV
7.750% due 04/23/2023		7,800	7,336
MGM Resorts International
4.625% due 09/01/2026		10,300	9,579
6.000% due 03/15/2023		19,500	20,134
7.750% due 03/15/2022		5,000	5,463
Microchip Technology, Inc.
3.922% due 06/01/2021		3,800	3,809
Microsoft Corp.
2.400% due 02/06/2022		25,950	25,426
3.700% due 08/08/2046		22,000	21,410
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,160	11,545
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,400	3,392
Mitchells & Butlers Finance PLC
1.081% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	1,008	1,257
Monsanto Co.
3.375% due 07/15/2024		$3,900	3,743
Moody’s Corp.
2.625% due 01/15/2023		1,600	1,534
4.500% due 09/01/2022		2,800	2,895
4.875% due 02/15/2024		1,500	1,576
5.250% due 07/15/2044		3,000	3,400
MPLX LP
4.500% due 04/15/2038		10,100	9,352
4.900% due 04/15/2058		2,600	2,317
Mylan NV
3.150% due 06/15/2021		16,130	15,958
3.750% due 12/15/2020		340	342
3.950% due 06/15/2026		19,000	18,192
5.250% due 06/15/2046		5,000	4,884
Mylan, Inc.
4.550% due 04/15/2028		5,700	5,579
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (i)		19,200	19,440
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		4,000	3,697
Newell Brands, Inc.
2.600% due 03/29/2019		2,500	2,492
Northrop Grumman Corp.
2.080% due 10/15/2020		3,400	3,325
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		879	912
7.027% due 05/01/2021		944	986
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		4,830	4,615
NVR, Inc.
3.950% due 09/15/2022		4,000	4,028
NXP BV
4.125% due 06/01/2021		3,900	3,900
4.625% due 06/15/2022		2,950	3,002
4.625% due 06/01/2023		5,300	5,375
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (f)(i)		3,579	57
Oil India Ltd.
3.875% due 04/17/2019		200	201
ONEOK Partners LP
3.375% due 10/01/2022		7,991	7,880
5.000% due 09/15/2023		7,200	7,486
ONGC Videsh Ltd.
3.250% due 07/15/2019		400	399

Ooredoo International Finance Ltd.
7.875% due 06/10/2019		7,300	7,622
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		1,800	1,801
Oracle Corp.
3.250% due 11/15/2027		10,100	9,670
3.800% due 11/15/2037		32,500	30,783
4.000% due 11/15/2047		200	189
Owens Corning
3.400% due 08/15/2026		14,050	12,829
4.300% due 07/15/2047		7,219	5,959
Packaging Corp. of America
3.650% due 09/15/2024		700	688
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		500	486
4.500% due 03/15/2023		15,400	14,665
5.250% due 08/15/2022		400	398
5.500% due 02/15/2024		1,300	1,287
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		4,800	4,769
Penske Truck Leasing Co. LP
4.125% due 08/01/2023		7,800	7,829
4.875% due 07/11/2022		1,700	1,767
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,156
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022		3,750	3,623
Petrofac Ltd.
3.400% due 10/10/2018		2,900	2,889
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	10,000	11,846
5.375% due 03/13/2022		$9,000	9,252
6.500% due 03/13/2027		83,400	85,422
8.000% due 05/03/2019		13,509	14,038
Pioneer Natural Resources Co.
3.950% due 07/15/2022		7,915	8,010
4.450% due 01/15/2026		8,200	8,455
7.200% due 01/15/2028		4,497	5,466
7.500% due 01/15/2020		20,600	21,914
Pisces Midco, Inc.
8.000% due 04/15/2026		2,400	2,320
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(b)(c)		3,612	1,526
QUALCOMM, Inc.
2.691% (US0003M + 0.360%) due 05/20/2019 ~		13,000	13,124
4.800% due 05/20/2045		6,034	6,043
QVC, Inc.
3.125% due 04/01/2019		6,900	6,893
4.375% due 03/15/2023		6,400	6,328
4.450% due 02/15/2025		900	871
4.850% due 04/01/2024		4,057	4,030
5.125% due 07/02/2022		2,002	2,052
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		800	856
6.750% due 09/30/2019		8,100	8,414
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		7,800	7,459
2.895% (US0003M + 0.560%) due 06/24/2022 ~		1,800	1,797
RELX Capital, Inc.
3.500% due 03/16/2023		4,100	4,060
Rockies Express Pipeline LLC
5.625% due 04/15/2020		9,300	9,567
Rockwell Collins, Inc.
2.800% due 03/15/2022		5,000	4,875
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,200	1,274
5.625% due 03/01/2025		6,800	7,241
5.750% due 05/15/2024		9,810	10,487
5.875% due 06/30/2026		10,925	11,731
6.250% due 03/15/2022		7,000	7,534
salesforce.com, Inc.
3.250% due 04/11/2023		2,300	2,289
3.700% due 04/11/2028		2,400	2,385
Sanchez Energy Corp.
7.250% due 02/15/2023 (m)		3,000	2,981
7.750% due 06/15/2021		1,700	1,458
Schaeffler Finance BV
4.750% due 05/15/2023		800	796
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		14,309	14,094
Sigma Holdco BV
7.875% due 05/15/2026		1,600	1,508
SK Broadband Co. Ltd.
2.875% due 10/29/2018		500	500
Sky PLC
9.500% due 11/15/2018		400	410

Solvay Finance America LLC
4.450% due 12/03/2025		7,105	7,258
Southern Co.
2.350% due 07/01/2021		5,800	5,622
3.250% due 07/01/2026		7,600	7,144
Southwestern Energy Co.
7.750% due 10/01/2027		5,000	5,200
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		11,538	11,437
4.738% due 09/20/2029		19,100	19,001
Standard Industries, Inc.
5.000% due 02/15/2027		8,900	8,321
Stars Group Holdings BV
7.000% due 07/15/2026 (a)		725	734
Studio City Co. Ltd.
5.875% due 11/30/2019		8,200	8,303
Sunoco Logistics Partners Operations LP
5.350% due 05/15/2045		7,100	6,470
Suntory Holdings Ltd.
2.550% due 06/28/2022		4,000	3,837
Syngenta Finance NV
3.933% due 04/23/2021		1,200	1,198
4.441% due 04/24/2023		8,400	8,359
4.892% due 04/24/2025		5,000	4,908
Tech Data Corp.
3.700% due 02/15/2022		3,500	3,425
4.950% due 02/15/2027		1,700	1,671
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038		10,600	9,940
5.877% due 07/15/2019		10,370	10,669
Tencent Holdings Ltd.
3.595% due 01/19/2028		7,000	6,627
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,427	4,243
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		13,884	12,646
3.650% due 11/10/2021		8,954	8,581
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		200	195
2.200% due 07/21/2021		13,091	12,150
2.800% due 07/21/2023		28,110	24,299
6.000% due 04/15/2024		9,700	9,698
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		17,300	17,306
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,533
3.000% due 04/15/2023		12,800	12,455
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,508
4.500% due 09/15/2042		9,000	7,415
5.000% due 02/01/2020		7,400	7,557
6.750% due 07/01/2018		10,100	10,100
8.250% due 04/01/2019		5,950	6,173
8.750% due 02/14/2019		6,262	6,472
Times Square Hotel Trust
8.528% due 08/01/2026		568	664
Transocean Guardian Ltd.
5.875% due 01/15/2024 (a)		3,100	3,085
Trimble, Inc.
4.150% due 06/15/2023		4,300	4,310
4.900% due 06/15/2028		9,200	9,198
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,451
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,604	3,374
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,005	2,150
7.125% due 04/22/2025		1,535	1,712
United Airlines Pass-Through Trust
2.875% due 04/07/2030		17,914	16,635
3.100% due 04/07/2030		9,346	8,767
3.450% due 01/07/2030		10,905	10,555
3.700% due 09/01/2031		3,700	3,617
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,430
UnitedHealth Group, Inc.
3.750% due 07/15/2025		$1,000	1,001
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,018
Univision Communications, Inc.
5.125% due 02/15/2025		2,700	2,501
Vale Overseas Ltd.
6.250% due 08/10/2026		12,072	13,104
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		11,729	11,887
8.500% due 01/31/2027		4,500	4,579
9.250% due 04/01/2026		5,000	5,206

Valero Energy Partners LP
4.500% due 03/15/2028		10,600	10,438
Viking Cruises Ltd.
5.875% due 09/15/2027		325	308
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,016	2,052
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	6,700	8,731
Viterra, Inc.
5.950% due 08/01/2020		$470	492
VMware, Inc.
2.950% due 08/21/2022		10,800	10,371
3.900% due 08/21/2027		28,145	26,028
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		2,800	2,770
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,635
Vulcan Materials Co.
2.941% (US0003M + 0.600%) due 06/15/2020 ~		4,250	4,246
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,555
Western Digital Corp.
4.750% due 02/15/2026		7,600	7,405
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	4,952
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)		6,000	1,485
WestRock Co.
4.000% due 03/15/2028		7,400	7,305
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,347
9.000% due 10/01/2021		1,500	1,726
Williams Partners LP
4.850% due 03/01/2048		11,000	10,512
5.100% due 09/15/2045		650	644
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,464
3.700% due 03/15/2028		6,100	5,774
Wyndham Destinations, Inc.
4.150% due 04/01/2024		4,700	4,647
4.500% due 04/01/2027		6,600	6,468
Wynn Las Vegas LLC
4.250% due 05/30/2023		17,900	17,072
5.250% due 05/15/2027		2,300	2,153
5.500% due 03/01/2025		22,000	21,670
Wynn Macau Ltd.
4.875% due 10/01/2024		17,100	16,368
5.500% due 10/01/2027		25,570	24,483
Yara International ASA
4.750% due 06/01/2028		16,500	16,613
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,875	3,940
ZF North America Capital, Inc.
4.500% due 04/29/2022		3,329	3,391
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		7,748	7,676
3.150% due 04/01/2022		10,000	9,823
3.375% due 11/30/2021		3,300	3,276
3.700% due 03/19/2023		1,000	994
4.625% due 11/30/2019		1,580	1,612
Zoetis, Inc.
3.000% due 09/12/2027		2,300	2,131

			3,523,158

UTILITIES 8.0%
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,497
American Water Capital Corp.
3.850% due 03/01/2024		600	608
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		60,200	60,476
3.245% (US0003M + 0.890%) due 02/15/2023 ~		3,925	3,966
3.298% (US0003M + 0.950%) due 07/15/2021 ~		4,500	4,545
3.950% due 01/15/2025		4,300	4,210
4.100% due 02/15/2028		12,070	11,552
4.125% due 02/17/2026		19,000	18,602
4.300% due 02/15/2030		59,979	56,838
4.500% due 03/09/2048		11,100	9,564
4.550% due 03/09/2049		6,615	5,737
5.150% due 02/15/2050		18,300	17,126
5.300% due 08/15/2058		9,500	8,873
5.350% due 09/01/2040		636	622
BellSouth Corp.
4.333% due 04/26/2021		40,500	40,931

Black Hills Corp.
3.150% due 01/15/2027		2,700	2,498
Blue Racer Midstream LLC
6.625% due 07/15/2026		1,500	1,488
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		2,950	2,894
6.875% due 07/30/2019		9,150	9,402
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		12,005	11,339
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		9,100	9,389
CNOOC Finance Ltd.
4.250% due 01/26/2021		700	714
Duke Energy Carolinas LLC
2.500% due 03/15/2023		1,000	965
2.950% due 12/01/2026		160	152
Duke Energy Corp.
2.650% due 09/01/2026		4,200	3,788
2.830% (US0003M + 0.500%) due 05/14/2021 ~		3,300	3,300
3.150% due 08/15/2027		2,200	2,045
3.750% due 04/15/2024		20,557	20,504
Duke Energy Florida LLC
3.200% due 01/15/2027		1,100	1,059
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		13,500	12,814
Electricite de France S.A.
4.875% due 01/22/2044		500	507
Emera U.S. Finance LP
2.700% due 06/15/2021		7,693	7,492
Enable Midstream Partners LP
4.400% due 03/15/2027		13,850	13,121
Enel Finance International NV
2.875% due 05/25/2022		10,000	9,534
3.625% due 05/25/2027		13,262	12,149
Entergy Corp.
2.950% due 09/01/2026		6,475	5,923
4.000% due 07/15/2022		900	912
5.125% due 09/15/2020		3,800	3,923
Entergy New Orleans LLC
5.100% due 12/01/2020		10,000	10,143
Exelon Corp.
3.950% due 06/15/2025		6,400	6,369
5.150% due 12/01/2020		4,500	4,654
Exelon Generation Co. LLC
3.400% due 03/15/2022		400	398
6.250% due 10/01/2039		990	1,055
FirstEnergy Corp.
2.850% due 07/15/2022		1,922	1,864
Fortis, Inc.
2.100% due 10/04/2021		2,145	2,048
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		5,600	5,484
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,200	5,658
Genesis Energy LP
5.625% due 06/15/2024		$500	470
6.750% due 08/01/2022		12,450	12,637
Georgia Power Co.
3.250% due 03/30/2027		420	398
HKCG Finance Ltd.
6.250% due 08/07/2018		1,700	1,705
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	7,908
Mississippi Power Co.
3.950% due 03/30/2028		9,000	8,926
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		26,500	26,555
4.800% due 12/01/2077 •		4,500	4,205
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,511	1,428
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		2,642	1,315
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		7,009	6,361
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		13,838	3,702
ONEOK, Inc.
4.550% due 07/15/2028 (a)		19,200	19,399
4.950% due 07/13/2047		5,500	5,371
5.200% due 07/15/2048 (a)		2,300	2,347
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,392
3.300% due 03/15/2027		3,800	3,440
3.300% due 12/01/2027		18,500	16,638
Pennsylvania Electric Co.
6.150% due 10/01/2038		1,600	1,940

Petrobras Global Finance BV
5.299% due 01/27/2025	2,656	2,457
5.750% due 02/01/2029	3,350	2,950
5.999% due 01/27/2028	37,061	33,605
8.375% due 12/10/2018	1,300	1,327
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046	1,500	1,367
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,089
3.600% due 11/01/2024	12,900	12,229
3.850% due 10/15/2023	25,812	25,178
4.300% due 01/31/2043	480	398
4.500% due 12/15/2026	5,600	5,489
4.650% due 10/15/2025	13,994	13,963
4.700% due 06/15/2044	2,385	2,101
4.900% due 02/15/2045	5,300	4,794
5.150% due 06/01/2042	600	547
6.650% due 01/15/2037	1,600	1,722
PPL WEM Ltd.
5.375% due 05/01/2021	2,200	2,290
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	9,708
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,142
Rio Oil Finance Trust
9.750% due 01/06/2027	12,585	13,551
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,503
2.848% (US0003M + 0.500%) due 01/15/2021 ~	1,000	1,001
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	880
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	22,300	21,901
2.125% due 05/03/2019	1,300	1,289
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,203
3.875% due 11/15/2025	2,300	2,266
4.400% due 05/30/2047	5,154	5,115
Southern Power Co.
1.950% due 12/15/2019	6,000	5,900
2.500% due 12/15/2021	6,000	5,834
2.875% (US0003M + 0.550%) due 12/20/2020 ~	10,800	10,807
Sprint Communications, Inc.
7.000% due 08/15/2020	618	641
9.000% due 11/15/2018	185	189
Sprint Corp.
7.250% due 09/15/2021	26,181	27,294
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	17,900	17,939
Targa Resources Partners LP
5.000% due 01/15/2028	10,425	9,721
5.875% due 04/15/2026	5,000	5,044
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,727
Transcanada Trust
5.300% due 03/15/2077 •	22,550	21,364
Verizon Communications, Inc.
3.376% due 02/15/2025	55,116	53,014
3.443% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,197
3.850% due 11/01/2042	5,200	4,355
4.329% due 09/21/2028	25,600	25,423
4.522% due 09/15/2048	10,100	9,237
4.672% due 03/15/2055	19,793	17,636
5.012% due 04/15/2049	10,437	10,195
5.012% due 08/21/2054	17,432	16,459
Virginia Electric & Power Co.
3.800% due 04/01/2028	14,300	14,240
Vodafone Group PLC
4.375% due 05/30/2028	6,800	6,725

		1,007,875

Total Corporate Bonds & Notes (Cost $9,521,443)		9,356,994

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,641

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,809

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	3,400	3,786
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	10,321
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	350	332

		14,439

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,350	2,402

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,365	5,321

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,120	2,120

Total Municipal Bonds & Notes (Cost $30,758)		34,732

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
3.000% due 01/01/2045	359	349
3.500% due 07/01/2046	4,786	4,778
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	57,900	56,051
3.500% due 07/01/2048 - 08/01/2048	692,800	688,702
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(i)	3,000	3,038
Freddie Mac
5.992% due 11/25/2055 «~	3,500	2,114
11.091% (US0001M + 9.000%) due 03/25/2029 ~	499	603

Total U.S. Government Agencies (Cost $751,793)		755,635

U.S. TREASURY OBLIGATIONS 20.7%
U.S. Treasury Bonds
2.250% due 08/15/2046	50,195	43,185
2.500% due 02/15/2045 (q)	41,640	37,936
2.500% due 02/15/2046	89,225	81,059
2.500% due 05/15/2046 (m)	187,408	170,131
2.750% due 11/15/2047	1,632	1,556
2.875% due 08/15/2045	27,317	26,751
2.875% due 11/15/2046	10,966	10,729
3.000% due 05/15/2042	2,750	2,764
3.000% due 11/15/2044	4,454	4,467
3.000% due 05/15/2047	60,435	60,560
3.000% due 02/15/2048 (m)	64,375	64,538
3.125% due 02/15/2042	74,170	76,117
3.125% due 08/15/2044	70,025	71,803
3.375% due 05/15/2044 (m)	175,750	188,114
3.500% due 02/15/2039	707	770
3.625% due 02/15/2044	21,050	23,463
4.375% due 05/15/2040 (q)	6,695	8,231
6.125% due 11/15/2027	3,750	4,754
6.250% due 05/15/2030	5,950	7,960
U.S. Treasury Inflation Protected Securities (h)
0.375% due 07/15/2025 (o)	10,248	10,071
0.375% due 01/15/2027	120,730	117,330
U.S. Treasury Notes
1.375% due 09/30/2020 (o)(q)	34,200	33,315
1.500% due 08/15/2026 (o)	10,484	9,466
1.625% due 11/15/2022 (o)(q)	3,000	2,866
1.625% due 04/30/2023 (m)(o)(q)	219,100	208,141
1.625% due 05/31/2023 (m)(o)(q)	128,400	121,880
1.750% due 09/30/2022 (o)(q)	37,000	35,585
1.750% due 01/31/2023 (o)(q)	1,000	958
1.875% due 01/31/2022 (o)(q)	9,222	8,970
1.875% due 02/28/2022 (o)(q)	7,370	7,165
1.875% due 04/30/2022 (o)	16,980	16,478
1.875% due 07/31/2022 (o)(q)	1,895	1,834
2.000% due 11/30/2022 (o)(q)	47,700	46,293
2.000% due 05/31/2024 (o)(q)	6,800	6,508
2.000% due 06/30/2024 (o)(q)	4,914	4,699
2.000% due 08/15/2025 (m)(o)(q)	100,500	95,196
2.000% due 11/15/2026 (o)	16,400	15,367
2.125% due 12/31/2022 (m)(o)	140,300	136,762
2.125% due 03/31/2024 (o)	24,900	24,035
2.125% due 05/15/2025 (q)	201,615	192,932

2.250% due 10/31/2024 (q)		550	532
2.250% due 02/15/2027 (m)		137,299	131,011
2.250% due 11/15/2027 (m)(q)		179,097	170,212
2.375% due 05/15/2027 (m)		61,373	59,091
2.750% due 02/15/2024 (q)		1,017	1,016
2.875% due 05/15/2028 (m)		255,508	255,942

Total U.S. Treasury Obligations (Cost $2,662,402)			2,598,543

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Investment Trust
4.217% due 11/25/2045 ^•		1,065	826
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		790	758
Banc of America Funding Trust
2.274% due 10/20/2036 •		2,501	2,243
2.364% due 06/20/2047 •		2,000	1,732
2.491% due 05/25/2037 ^•		677	604
33.264% due 07/25/2047 ^•		1,092	1,844
BCAP LLC Trust
2.311% due 05/25/2047 ^•		1,626	1,504
3.849% due 07/26/2036 ~		294	269
Bear Stearns ALT-A Trust
2.411% due 08/25/2036 •		951	976
3.737% due 08/25/2036 ^~		1,436	995
3.785% due 03/25/2036 ^~		347	301
Bear Stearns Asset-Backed Securities Trust
2.441% due 12/25/2035 ^•		512	358
3.091% due 08/25/2035 •		205	178
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	2,448	2,856
ChaseFlex Trust
2.431% due 08/25/2037 •		$762	779
Citigroup Mortgage Loan Trust
3.853% due 03/25/2037 ^~		643	587
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		1,307	1,025
Countrywide Alternative Loan Trust
2.251% due 07/25/2036 •		2,000	1,939
2.251% due 12/25/2046 ^•		243	240
2.261% due 11/25/2036 •		303	290
2.274% due 09/20/2046 •		4,043	3,387
2.281% due 09/25/2046 ^•		3,718	3,413
2.294% due 09/20/2046 •		3,663	2,793
2.441% due 05/25/2037 ^•		1,063	611
6.000% due 03/25/2036 ^		1,422	1,160
6.000% due 05/25/2036 ^		137	110
6.500% due 12/25/2036 ^		531	392
Credit Suisse Mortgage Capital Certificates
3.833% due 04/28/2037 ~		2,803	2,449
Credit Suisse Mortgage Capital Trust
3.657% due 05/27/2037 ~		5,030	3,320
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	310
HarborView Mortgage Loan Trust
2.424% due 06/20/2035 •		1,747	1,718
2.585% due 01/19/2036 •		3,341	2,634
3.764% due 06/19/2036 ^~		1,263	895
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		172	159
JPMorgan Alternative Loan Trust
2.201% due 09/25/2036 ^•		410	405
3.941% due 05/25/2037 ^~		1,706	1,553
6.310% due 08/25/2036 ^		2,673	2,395
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		451	436
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •		15	15
4.398% due 05/25/2033 ~		9	9
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~		480	218
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~		50	52
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		1,323	747
Residential Accredit Loans, Inc. Trust
2.271% due 05/25/2036 •		2,275	2,080
2.271% due 09/25/2036 •		927	872
2.281% due 08/25/2036 •		1,942	1,809
2.281% due 09/25/2036 •		1,782	1,676
2.441% due 08/25/2035 ^•		2,913	2,588
4.330% due 07/25/2035 ~		441	418
4.566% due 01/25/2036 ^~		2,532	2,197
4.630% due 09/25/2035 ^~		277	255
Sequoia Mortgage Trust
2.284% due 05/20/2035 •		194	192

Structured Adjustable Rate Mortgage Loan Trust
2.391% due 08/25/2036 ^•	1,412	1,163
3.640% due 07/25/2036 ^~	2,915	2,673
3.660% due 02/25/2036 ^~	1,091	1,058
3.700% due 05/25/2036 ^~	2,100	1,927
Thornburg Mortgage Securities Trust
3.490% due 09/25/2037 ~	17	18
Wachovia Mortgage Loan Trust LLC
3.712% due 10/20/2035 ^~	297	296
3.962% due 05/20/2036 ^~	936	855
WaMu Mortgage Pass-Through Certificates Trust
3.565% due 07/25/2037 ^~	693	646
Washington Mutual Mortgage Pass-Through Certificates Trust
2.398% due 11/25/2046 •	1,941	1,704
6.000% due 07/25/2036	357	296
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	231	217

Total Non-Agency Mortgage-Backed Securities (Cost $58,533)		72,425

ASSET-BACKED SECURITIES 2.1%
Aames Mortgage Investment Trust
3.291% due 06/25/2035 •	4,000	3,885
AASET Trust
3.967% due 05/16/2042	5,818	5,815
ACE Securities Corp. Home Equity Loan Trust
2.251% due 08/25/2036 ^•	1,780	640
2.291% due 12/25/2036 •	6,047	2,537
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	4,753	4,789
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.781% due 07/25/2035 •	1,344	1,351
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	4,493	4,590
Argent Securities Trust
2.201% due 09/25/2036 •	1,987	865
2.361% due 05/25/2036 •	1,570	606
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.471% due 02/25/2036 •	3,454	2,726
Asset-Backed Funding Certificates Trust
2.221% due 01/25/2037 •	5,599	4,166
2.231% due 10/25/2036 •	3,562	3,449
Asset-Backed Securities Corp. Home Equity Loan Trust
3.966% due 09/25/2034 •	1,194	1,241
Bear Stearns Asset-Backed Securities Trust
2.501% due 12/25/2035 •	225	226
2.531% due 12/25/2035 ^•	6,863	6,717
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	5,469	5,506
Business Jet Securities LLC
4.335% due 02/15/2033	4,013	4,023
Citigroup Mortgage Loan Trust
2.351% due 03/25/2036 •	2,266	1,959
Countrywide Asset-Backed Certificates
2.231% due 07/25/2037 ^•	3,182	2,840
2.311% due 09/25/2047 •	869	775
2.331% due 03/25/2036 •	2,350	2,126
Countrywide Asset-Backed Certificates Trust
2.241% due 02/25/2037 •	829	828
Credit-Based Asset Servicing & Securitization LLC
2.241% due 11/25/2036 •	1,616	1,066
Eagle Ltd.
2.570% due 12/15/2039	389	388
ECAF Ltd.
3.473% due 06/15/2040	1,063	1,056
4.947% due 06/15/2040	6,835	6,913
Fremont Home Loan Trust
2.241% due 01/25/2037 •	1,875	1,114
2.261% due 02/25/2037 •	2,438	1,376
2.781% due 01/25/2035 •	581	581
GSAA Home Equity Trust
3.572% due 03/25/2036 ~	2,294	1,563
Home Equity Loan Trust
2.431% due 04/25/2037 •	3,100	2,578
JPMorgan Mortgage Acquisition Trust
2.241% due 01/25/2037 •	1,978	1,973
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	4,982	4,943
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	12,760	12,879
Lehman XS Trust
2.271% due 06/25/2036 •	779	759
Long Beach Mortgage Loan Trust
2.271% due 03/25/2046 •	8,242	6,372
MAPS Ltd.
4.212% due 05/15/2043	6,910	6,945

MASTR Asset-Backed Securities Trust
2.331% due 03/25/2036 •		3,834	2,849
2.591% due 10/25/2035 ^•		1,773	1,657
Merrill Lynch Mortgage Investors Trust
2.261% due 07/25/2037 •		1,648	1,008
2.351% due 03/25/2037 •		13,994	12,282
2.541% due 02/25/2047 •		7,320	5,490
METAL LLC
4.581% due 10/15/2042		13,632	13,874
Morgan Stanley ABS Capital, Inc. Trust
2.231% due 10/25/2036 •		1,357	842
2.241% due 11/25/2036 •		2,123	1,468
2.241% due 12/25/2036 •		998	639
2.241% due 02/25/2037 •		5,170	3,355
2.271% due 02/25/2037 •		13,845	6,917
2.291% due 02/25/2037 •		678	442
2.311% due 10/25/2036 •		1,483	930
2.321% due 02/25/2037 •		5,276	2,652
2.341% due 08/25/2036 •		8,369	5,453
3.341% due 07/25/2037 •		2,100	1,963
Morgan Stanley Home Equity Loan Trust
2.191% due 04/25/2037 •		315	213
2.441% due 04/25/2037 •		1,501	1,045
National Collegiate Student Loan Trust
2.351% due 02/26/2029 •		552	544
2.361% due 03/26/2029 •		226	223
NovaStar Mortgage Funding Trust
2.241% due 03/25/2037 •		1,436	759
2.301% due 01/25/2037 •		5,433	2,660
2.341% due 10/25/2036 •		1,495	1,108
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •		5,827	3,831
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^		12,946	7,136
Residential Asset Mortgage Products Trust
2.321% due 12/25/2035 •		11,505	9,832
2.711% due 05/25/2035 •		4,219	4,246
S-Jets Ltd.
3.967% due 08/15/2042		12,278	12,260
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		11,163	11,269
Securitized Asset-Backed Receivables LLC Trust
2.341% due 03/25/2036 •		1,638	1,225
Soundview Home Loan Trust
2.261% due 06/25/2036 •		2,466	2,461
Specialty Underwriting & Residential Finance Trust
2.110% due 06/25/2037 •		738	488
2.361% due 04/25/2037 •		1,611	1,027
2.391% due 12/25/2036 •		4,771	4,657
3.939% due 02/25/2037 ^		1,978	1,103
Sprite Ltd.
4.250% due 12/15/2037		8,933	9,019
Structured Asset Investment Loan Trust
2.241% due 09/25/2036 •		1,236	1,199
2.251% due 05/25/2036 •		626	592
Structured Asset Securities Corp. Mortgage Loan Trust
2.591% due 11/25/2037 •		8,000	7,079
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032		3,414	3,433

Total Asset-Backed Securities (Cost $238,421)			261,396

SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
2.500% due 12/31/2038		11,800	6,735
5.250% due 01/15/2028	EUR	8,100	8,155
6.250% due 11/09/2047		7,000	6,398
6.875% due 01/26/2027		$34,006	30,053
7.500% due 04/22/2026		11,250	10,420
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	106,500	3,360
40.000% (ARPP7DRR) due 06/21/2020 ~		366,750	13,210
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		$3,600	3,596
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,986
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,686
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (h)	EUR	1,144	1,347
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,463
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	33,844
Mexico Government International Bond
4.600% due 02/10/2048		2,900	2,671

Qatar Government International Bond
3.875% due 04/23/2023	37,600	37,643
Saudi Government International Bond
2.375% due 10/26/2021	15,000	14,424
2.875% due 03/04/2023	14,200	13,680
3.625% due 03/04/2028	30,300	28,876
4.000% due 04/17/2025	15,100	15,048
Slovenia Government International Bond
4.125% due 02/18/2019	300	302
5.250% due 02/18/2024	1,550	1,687
Ukraine Government International Bond
7.375% due 09/25/2032	2,300	1,978

Total Sovereign Issues (Cost $266,566)		238,562

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	441,790	2
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)	141,128	34

Total Common Stocks (Cost $10,278)		36

WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	11,865	14

Total Warrants (Cost $31)		14

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (i)	7,750	9,761
Welltower, Inc.
6.500% (i)	84,000	4,994

Total Convertible Preferred Securities (Cost $9,723)		14,755

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(i)	30,000	3,225
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(i)	106,000	11,236
6.250% (US0003M + 4.557%) due 10/01/2022 ~(i)	25,000	2,613
Farm Credit Bank of Texas
10.000% due 12/15/2020 (i)(k)	13,000	14,982

		32,056

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (i)	341,100	7,992

Total Preferred Securities (Cost $37,901)		40,048

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018	$28,500	28,484

REPURCHASE AGREEMENTS (l) 0.2%		21,257

SHORT-TERM NOTES 0.1%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~	6,400	6,405

ARGENTINA TREASURY BILLS 0.2%
4.624% due 09/14/2018 (e)(f)	ARS	806,027	28,544

U.S. TREASURY BILLS 0.0%
1.841% due 08/02/2018 (f)(g)(q)		$306	306

Total Short-Term Instruments (Cost $97,079)			84,996

Total Investments in Securities (Cost $14,226,676)			13,998,459

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		8,489,670	83,929

Total Short-Term Instruments (Cost $83,929)			83,929

Total Investments in Affiliates (Cost $83,929)			83,929

Total Investments 112.3% (Cost $14,310,605)			$14,082,388
Financial Derivative Instruments (n)(p) (0.2)% (Cost or Premiums, net $18,466)			(23,825)
Other Assets and Liabilities, net (12.1)%			(1,523,529)

Net Assets 100.0%			$12,535,034

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$15,100	$15,071	0.12%
Delta Air Lines, Inc.	4.234	09/30/2019	09/29/2014	14,949	14,963	0.12
Delta Air Lines, Inc.	4.369	05/09/2019	05/05/2014	1,763	1,763	0.01
Farm Credit Bank of Texas	10.000	12/15/2020	08/26/2010 - 12/03/2010	13,262	14,982	0.12
Norwegian Air Shuttle	4.337	06/24/2026	06/25/2014	12,184	11,893	0.10
Norwegian Air Shuttle	6.837	06/24/2021	06/25/2014	6,540	6,552	0.05
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,229	0.05
Rise Ltd.	4.750	02/15/2039	02/11/2014 - 04/26/2016	5,691	5,642	0.05

				$75,489	$77,095	0.62%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	2.300%	06/29/2018	07/02/2018	$15,200	U.S. Treasury Notes 2.000% due 11/15/2026	$(15,497)	$15,200	$15,203
FICC	1.500	06/29/2018	07/02/2018	6,057	U.S. Treasury Notes 1.875% due 01/31/2022	(6,178)	6,057	6,057

Total Repurchase Agreements						$(21,675)	$21,257	$21,260

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.000%	03/23/2018	TBD	(3)	$(696)	$(698)
	1.300	06/18/2018	TBD	(3)	(2,990)	(2,992)
CFR	0.250	02/13/2018	TBD	(3)	(4,462)	(4,458)
JML	1.250	06/11/2018	07/11/2018		(6,240)	(6,243)
NOM	(0.250)	06/15/2018	TBD	(3)	(832)	(832)
RCY	2.000	05/18/2018	07/06/2018		(94,000)	(94,235)

Total Reverse Repurchase Agreements						$(109,458)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
BCY	1.850%	06/29/2018	07/02/2018	$(15,237)	$(15,239)
	2.300	06/25/2018	07/02/2018	(7,975)	(7,979)
GSC	2.050	06/26/2018	07/03/2018	(55,056)	(55,074)
	2.200	06/20/2018	07/05/2018	(124,646)	(124,737)
MSC	2.020	05/08/2018	07/09/2018	(62,206)	(62,400)
	2.250	06/18/2018	07/03/2018	(49,798)	(49,842)
	2.300	06/25/2018	07/02/2018	(95,959)	(96,002)
UBS	1.980	05/07/2018	07/12/2018	(240,546)	(241,293)
	1.990	05/04/2018	07/10/2018	(76,682)	(76,934)
	2.020	05/10/2018	07/17/2018	(28,977)	(29,065)

Total Sale-Buyback Transactions					$(758,565)

(m)	Securities with an aggregate market value of $871,841 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(707,612) at a weighted average interest rate of 1.853%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(246) of deferred price drop.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$117.500	07/27/2018	720	$720	$(124)	$(12)
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	119.500	07/27/2018	70	70	(14)	(13)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	720	720	(178)	(236)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	121.000	07/27/2018	70	70	(15)	(13)

Total Written Options					$(331)	$(274)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2018	5	AUD	479	$8	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2018	7,128	$	809,863	(2,855)	0	(167)
U.S. Treasury 10-Year Note September Futures	09/2018	5,553		667,401	5,776	0	0

					$2,929	$0	$(168)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	570	EUR	(108,201)	$(543)	$0	$(166)
United Kingdom Long Gilt September Futures	09/2018	142	GBP	(23,062)	(306)	53	0

					$(849)	$53	$(166)

Total Futures Contracts					$2,080	$53	$(334)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.177%	$13,100	$(355)	$90	$(265)	$2	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.138	11,500	(222)	26	(196)	0	(2)
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.191	3,800	(86)	10	(76)	1	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.083	400	(4)	1	(3)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.248	7,000	15	(144)	(129)	2	0

						$(652)	$(17)	$(669)	$5	$(2)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.312%		$7,000	$(136)	$277	$141	$1	$0
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.439		10,600	(304)	506	202	0	(3)
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	0.533		11,700	(123)	333	210	4	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.219		22,500	315	33	348	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397		28,750	198	388	586	0	(7)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.455		36,650	416	348	764	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.540		22,400	463	(23)	440	0	(6)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.607		19,400	(120)	478	358	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.733		10,000	(132)	275	143	0	(10)
BT Group	1.000	Quarterly	06/20/2023	0.915	EUR	20,100	132	(26)	106	0	(11)
Carrefour	1.000	Quarterly	06/20/2023	0.927		3,400	19	(3)	16	1	0
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2021	3.491		$2,500	(7)	130	123	0	(3)
Daimler AG	1.000	Quarterly	12/20/2020	0.495	EUR	3,500	58	(5)	53	0	(2)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191		9,200	(28)	11	(17)	0	(7)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	5.548		$8,500	461	(621)	(160)	0	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	6.151		400	3	(21)	(18)	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.603		10,000	(271)	406	135	0	(2)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.587		800	(31)	42	11	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.695		9,800	(272)	387	115	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.780		9,200	1,422	(121)	1,301	0	(5)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.556		2,000	365	(22)	343	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.438		16,700	2,573	(359)	2,214	14	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.648		900	153	(22)	131	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.803		2,700	467	(38)	429	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		10,900	2,010	(175)	1,835	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2022	0.865		2,600	443	(36)	407	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.355		4,000	61	(4)	57	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.428		12,200	180	24	204	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.491		16,000	212	63	275	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.538		6,100	68	40	108	1	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.563		10,000	(142)	250	108	0	(4)
Hess Corp.	1.000	Quarterly	06/20/2021	0.398		45,000	(1,511)	2,305	794	9	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	3.189		6,300	(773)	945	172	0	(9)
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.441		2,800	(4)	60	56	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.470		34,500	305	395	700	6	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573		40,500	818	(78)	740	0	(9)
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.752		2,800	(69)	105	36	0	(2)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.317		66,700	1,037	(132)	905	9	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.516		5,000	63	30	93	1	0
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	1.073	EUR	11,300	2,457	(393)	2,064	0	(53)
Shell International Finance BV	1.000	Quarterly	06/20/2022	0.339		600	9	10	19	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.749		$5,900	99	(35)	64	0	(2)
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.484		23,000	72	382	454	4	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.570		12,300	552	374	926	0	(15)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.673		1,800	35	(10)	25	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.531		4,700	60	0	60	0	(2)
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.850	EUR	11,200	100	1	101	14	0

							$11,703	$6,474	$18,177	$81	$(157)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	276,100	$(8,546)	$3,309	$(5,237)	$0	$(128)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(45)	$53	$1	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	(7)	21	0	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	193,000	2,789	369	3,158	83	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	635	89	724	20	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,986,500	31,860	(1,305)	30,555	1,003	0

					$35,410	$(899)	$34,511	$1,107	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.035%	Maturity	01/02/2020	BRL	1,043,800	$0	$(4,090)	$(4,090)	$74	$0
Pay	1-Year BRL-CDI	7.500	Maturity	01/02/2020		1,750,900	34	(4,051)	(4,017)	119	0
Pay	1-Year BRL-CDI	8.033	Maturity	01/04/2021		342,900	0	(1,877)	(1,877)	104	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	80,800	7,257	279	7,536	329	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023		$31,900	(35)	3	(32)	0	(13)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	13	(108)	(95)	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		130,400	9,864	1,901	11,765	147	0
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	1,574,900	173	(3,017)	(2,844)	271	0
Pay (6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		100,000	0	(295)	(295)	28	0
Pay (6)	3-Month ZAR-JIBAR	8.500	Quarterly	12/19/2028		592,500	44	188	232	168	0
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	66,500	(932)	(1,535)	(2,467)	0	(105)
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		76,700	(1,316)	(1,049)	(2,365)	0	(128)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		11,600	223	(314)	(91)	0	(131)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	74,500	48	693	741	0	(45)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		188,300	4,488	(3,295)	1,193	273	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		41,700	(2,086)	413	(1,673)	0	(40)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(43)	(83)	(126)	0	(17)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	(999)	(1,433)	0	(53)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	(85)	(85)	0	(5)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	173	(1,561)	0	(10)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	318	(2,137)	0	(10)
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(25)	(14)	3	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	(15)	(459)	18	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(325)	2	(323)	14	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	(46)	(675)	30	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	(33)	(480)	21	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	(20)	(368)	16	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	(63)	(2,481)	99	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(15)	(15)	2	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	(8)	(8)	210	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	(80)	(15)	137	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	(274)	(274)	134	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		2,583,400	(1,736)	372	(1,364)	595	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		1,514,900	0	(795)	(795)	358	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		385,300	0	(187)	(187)	91	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		826,600	(336)	364	28	0	(319)
Pay	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	363	1,050	0	(6)
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	93	259	0	(2)
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	1,122	1,466	0	(99)

							$7,699	$(16,075)	$(8,376)	$3,241	$(985)

Total Swap Agreements							$45,614	$(7,208)	$38,406	$4,434	$(1,272)

(o)

Securities with an aggregate market value of $248,990 and cash of $13,027 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	41,231		$1,422	$0	$(3)
	07/2018	BRL	253,915		65,853	339	0
	07/2018	GBP	5,839		7,796	90	0
	07/2018	PLN	5,104		1,364	1	0
	07/2018	RUB	2,328,251		36,780	0	(265)
	07/2018		$1,602	ARS	41,231	0	(176)
	07/2018		914	AUD	1,238	2	0
	07/2018		67,155	BRL	253,915	0	(1,642)
	07/2018		3,431	EUR	2,932	0	(7)
	07/2018		11,310	PLN	38,916	0	(920)
	08/2018	AUD	1,238		$914	0	(2)
	08/2018	BRL	253,915		66,964	1,683	0
	08/2018	MXN	262,728		13,359	243	0
	08/2018		$7,849	CAD	10,136	0	(133)
	08/2018		97,490	MXN	2,024,133	3,558	0
	08/2018		712	ZAR	8,951	0	(63)
	08/2018	ZAR	42,607		$3,226	134	0
	09/2018	SGD	73,089		55,041	1,309	0
	09/2018		$36,533	RUB	2,328,251	264	0
	10/2018		1,366	PLN	5,104	0	(1)
	01/2019		21,408	EGP	400,972	0	(340)
BPS	07/2018	ARS	882,420		$32,243	1,829	0
	07/2018	BRL	158,760		42,000	1,038	0
	07/2018	JPY	403,965		3,719	71	0
	07/2018		$50,088	ARS	1,418,852	59	(1,333)
	07/2018		41,174	BRL	158,760	0	(212)
	07/2018		1,668	GBP	1,245	0	(25)
	09/2018	ARS	121,745		$4,141	274	0
BRC	07/2018		335,345		12,154	755	0
CBK	07/2018		7,285		254	8	0
	07/2018	CAD	10,000		7,681	75	0
	07/2018	GBP	114,810		152,109	588	0
	07/2018		$9,738	ARS	288,249	14	0
	07/2018		31,375	COP	90,224,832	0	(611)
	07/2018		7,393	EUR	6,245	0	(101)
	07/2018		385	MXN	7,790	6	0
	07/2018		122	PLN	422	0	(9)
	08/2018	ARS	288,249		$9,423	0	(50)
	08/2018	MXN	1,710,512		83,363	64	(2,093)
	08/2018		$20,631	MXN	412,089	116	(175)
DUB	07/2018	ARS	498,011		$17,176	0	(41)
	07/2018	BRL	94,994		25,144	634	0
	07/2018		$18,415	ARS	498,011	0	(1,197)
	07/2018		24,637	BRL	94,994	0	(127)
FBF	07/2018	BRL	524		$138	3	0
	07/2018		$136	BRL	524	0	(1)
GLM	07/2018	ARS	144,052		$5,028	154	0
	07/2018	COP	78,362,872		28,028	1,309	0
	07/2018		$9,896	EUR	8,466	14	(23)
	07/2018		19,325	GBP	14,474	0	(223)
	07/2018		36,455	RUB	2,328,251	591	0
	08/2018	ARS	51,725		$1,914	222	0
	08/2018	INR	1,182,698		17,063	0	(143)
	08/2018	RUB	1,444,687		22,440	0	(438)
	08/2018		$679	ZAR	9,232	0	(9)
	08/2018	ZAR	172,427		$12,430	0	(83)
	09/2018	INR	762,629		10,952	0	(69)
	03/2019		$1,669	ARS	51,725	0	(215)
HUS	07/2018	ARS	170,184		$5,870	0	(14)
	07/2018	BRL	90,516		24,000	646	0
	07/2018		$6,578	ARS	170,184	0	(695)
	07/2018		23,475	BRL	90,516	0	(121)
	07/2018		7,516	CAD	10,000	91	0
	07/2018		1,996	EUR	1,710	1	0
	07/2018		1,005	NZD	1,446	0	(25)
	08/2018	CAD	10,000		$7,520	0	(90)
	08/2018		$2,500	ARS	51,725	0	(808)
	08/2018		842	MXN	17,194	16	0
	08/2018		47,375	RUB	2,961,043	0	(485)
	08/2018		28,698	ZAR	365,245	0	(2,194)
	08/2018	ZAR	40,803		$3,151	190	0
	09/2018	CNH	4,654		731	32	0
	09/2018		$28,334	INR	1,953,371	0	(105)
JPM	07/2018	ARS	31,354		$1,104	39	0
	07/2018	AUD	1,238		932	16	0
	07/2018	COP	11,184,000		4,000	187	0
	07/2018	NZD	52,368		36,208	739	0
	07/2018		$328,630	EUR	282,422	1,224	(42)
	07/2018		417	MXN	8,426	6	0
	07/2018		10,736	PLN	36,668	0	(946)
	08/2018	EUR	274,629		$320,202	0	(1,206)
	08/2018	MXN	420,109		21,317	344	0
	08/2018	ZAR	167,644		13,136	971	0
	09/2018		$8,343	ARS	177,300	0	(2,712)
MSB	07/2018	BRL	90,880		$23,570	121	0
	07/2018	PLN	70,902		20,864	1,934	0
	07/2018		$24,730	BRL	90,880	0	(1,282)
	08/2018		2,060	ARS	42,700	0	(656)
NGF	10/2018		19,954	MXN	393,036	0	(445)
RBC	08/2018		1,498		30,863	43	0
SCX	07/2018		35,047	NZD	50,922	0	(558)
	08/2018	NZD	6,920		$4,720	33	0
	01/2019		$13,463	EGP	251,623	0	(242)
SOG	08/2018		2,072	ARS	43,000	0	(659)
	09/2018	ARS	296,355		$10,012	618	0
SSB	08/2018	MXN	136,774		6,538	0	(290)
TOR	07/2018		$3,677	JPY	403,965	0	(28)
	08/2018	JPY	403,965		$3,684	28	0
UAG	07/2018	EUR	300,237		347,751	0	(2,866)
	07/2018		$138,744	GBP	104,930	0	(262)
	08/2018	GBP	104,930		$138,941	270	0
	08/2018	MXN	90,744		4,637	107	0
	09/2018	HKD	3,288		420	0	0

Total Forward Foreign Currency Contracts						$23,103	$(27,461)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$197,500	$469	$159
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	273,000	2,002	1,663
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	31,300	933	1,037
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	34,300	1,646	2,234
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	14,600	689	953
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	599,600	1,469	54
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	180,500	380	18
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	17,500	1,820	373
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	51,200	2,423	1,025
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	26,600	807	881
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	22,200	627	642
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	18,100	1,222	561
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	47,200	2,360	1,141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	20,400	632	676
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	48,200	2,217	3,216
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	15,900	763	1,043
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	17,000	978	318
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	8,700	812	66

Total Purchased Options							$22,249	$16,060

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018	$	51,800	$(57)	$(30)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		89,500	(108)	(30)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	08/15/2018		11,200	(14)	(17)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018		35,500	(35)	(24)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		57,400	(55)	(19)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018		46,500	(46)	(26)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		81,600	(95)	(90)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.000	08/15/2018	EUR	68,600	(135)	(53)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	$	13,700	(24)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	70,600	(145)	(177)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	$	47,100	(65)	(12)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		20,000	(21)	(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		92,800	(96)	(78)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		24,700	(35)	(27)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	09/19/2018	EUR	71,100	(179)	(268)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018		70,200	(147)	(176)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	$	36,900	(47)	(12)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		31,900	(53)	(4)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	29,700	(66)	(61)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	$	47,300	(52)	(13)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	26,200	(54)	(54)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	$	20,400	(19)	(8)
MEI	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	81,400	(161)	(204)

							$(1,709)	$(1,389)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	3.700	07/12/2018	$68,094	$(603)	$(3,224)
CBK	Call - OTC USD versus BRL		3.700	07/12/2018	45,873	(412)	(2,172)
	Call - OTC USD versus MXN	MXN	20.500	07/09/2018	54,323	(538)	(247)
	Call - OTC USD versus MXN		20.650	08/09/2018	56,011	(719)	(535)
	Call - OTC USD versus MXN		20.300	10/03/2018	61,398	(1,347)	(1,651)

						$(3,619)	$(7,829)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$(513)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$134,600	$(955)	$(1,973)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(3,148)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(1,342)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	39,500	(469)	(182)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(1,930)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	43,300	(407)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	41,700	(529)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	41,700	(542)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	38,000	(380)	(25)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	77,000	(1,820)	(310)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(2,260)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	(1,676)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(642)	(1,212)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	78,700	(1,221)	(773)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(1,955)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	(1,285)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(4,421)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(1,469)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(305)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	52,600	(66)	(32)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	52,600	(66)	(3)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	55,900	(67)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	55,900	(67)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(137)

							$(22,868)	$(24,522)

Total Written Options							$(28,709)	$(33,740)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	12/20/2018	0.534%		$100	$(5)	$5	$0	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.308		800	(24)	40	16	0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.349		1,400	(27)	49	22	0
	Intesa Sanpaolo	1.000	Quarterly	06/20/2023	3.435	EUR	6,960	(911)	2	0	(909)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.726		$37,700	(2,053)	1,736	0	(317)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		6,600	(720)	641	0	(79)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337		15,500	(776)	669	0	(107)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		1,900	(115)	46	0	(69)
BRC	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		500	(7)	(1)	0	(8)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.534		4,600	(229)	241	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		5,000	(51)	(24)	0	(75)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337		4,600	(237)	205	0	(32)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		4,000	(41)	(19)	0	(60)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		9,500	(793)	654	0	(139)
	Valeant Pharmaceuticals International, Inc.	5.000	Quarterly	12/20/2020	2.152		400	10	18	28	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158		8,300	693	(438)	255	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.534		1,800	(84)	89	5	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.760		86,900	94	136	230	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.584		1,600	(145)	119	0	(26)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		3,700	(335)	238	0	(97)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		12,200	(758)	318	0	(440)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.203		12,500	(590)	523	0	(67)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158		5,700	503	(328)	175	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683		10,900	(504)	(297)	0	(801)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.357		6,000	(310)	423	113	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		1,200	(16)	(3)	0	(19)
	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.055		64,200	(796)	717	0	(79)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		14,800	(137)	(85)	0	(222)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.726		9,600	(545)	464	0	(81)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	3.486		6,000	(642)	3	0	(639)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337		16,000	(798)	687	0	(111)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.944		6,100	(58)	65	7	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707		1,600	16	4	20	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683		10,800	(684)	(110)	0	(794)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		700	(9)	(2)	0	(11)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		36,900	(324)	(229)	0	(553)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		3,700	(225)	91	0	(134)
JPM	Intesa Sanpaolo	1.000	Quarterly	06/20/2023	3.435	EUR	3,670	(474)	(5)	0	(479)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337		$2,800	(151)	132	0	(19)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821		8,250	(711)	494	0	(217)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		10,000	(627)	266	0	(361)
	Southern Co.	1.000	Quarterly	12/20/2022	0.547		13,400	166	94	260	0
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.357		24,000	(795)	1,246	451	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.534		17,500	(815)	860	45	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.621		2,900	6	3	9	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.760		44,400	(173)	291	118	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.422		10,000	(980)	1,149	169	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531		9,500	(783)	644	0	(139)
UAG	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158		6,000	542	(357)	185	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295		1,550	(103)	31	0	(72)
	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	2.998		4,300	252	(83)	169	0

								$(16,279)	$11,412	$2,289	$(7,156)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$4,700	$42	$498	$540	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(108)	1,458	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	445	1,500	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,900	(187)	54	0	(133)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	508	1,260	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(36)	31	0	(5)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,400	(2,958)	961	0	(1,997)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	35	120	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(22)	169	0
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	7,000	(993)	(345)	0	(1,338)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,400	(244)	100	0	(144)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	5,350	(751)	(272)	0	(1,023)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(481)	172	0	(309)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,200	(1,431)	587	0	(844)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	105	0	(19)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	6	0	(1,102)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	68	0	(12)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	44	0	(8)

						$(4,754)	$2,867	$5,047	$(6,934)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025		$5,500	$0	$246	$246	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	611	746	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	1,825	2,257	0
GLM	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	11/14/2021	CLP	81,820,200	0	(1,262)	0	(1,262)
	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		6,871,600	0	(100)	0	(100)
	Pay	6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024		5,000,000	0	(105)	0	(105)
JPM	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	6,200	109	469	578	0

								$676	$1,684	$3,827	$(1,467)

Total Swap Agreements								$(20,357)	$15,963	$11,163	$(15,557)

(q)

Securities with an aggregate market value of $25,949 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$5,970	$441,269	$93,084	$540,323
Corporate Bonds & Notes
Banking & Finance	0	4,814,242	11,719	4,825,961
Industrials	0	3,519,218	3,940	3,523,158
Utilities	0	1,007,875	0	1,007,875
Municipal Bonds & Notes
California	0	1,641	0	1,641
Colorado	0	8,809	0	8,809
Illinois	0	14,439	0	14,439
Michigan	0	2,402	0	2,402
Virginia	0	5,321	0	5,321
West Virginia	0	2,120	0	2,120
U.S. Government Agencies	0	753,521	2,114	755,635
U.S. Treasury Obligations	0	2,598,543	0	2,598,543
Non-Agency Mortgage-Backed Securities	0	72,425	0	72,425
Asset-Backed Securities	0	261,396	0	261,396
Sovereign Issues	0	238,562	0	238,562
Common Stocks
Consumer Discretionary	36	0	0	36
Warrants
Utilities	14	0	0	14
Convertible Preferred Securities
Banking & Finance	14,755	0	0	14,755
Preferred Securities
Banking & Finance	0	32,056	0	32,056
Utilities	7,992	0	0	7,992
Short-Term Instruments
Certificates of Deposit	0	28,484	0	28,484
Repurchase Agreements	0	21,257	0	21,257
Short-Term Notes	0	6,405	0	6,405
Argentina Treasury Bills	0	28,544	0	28,544
U.S. Treasury Bills	0	306	0	306
	$28,767	$13,858,835	$110,857	$13,998,459

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,929	$0	$0	$83,929

Total Investments	$112,696	$13,858,835	$110,857	$14,082,388

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	4,434	0	4,487
Over the counter	0	50,157	169	50,326
	$53	$54,591	$169	$54,813

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(334)	(1,546)	0	(1,880)
Over the counter	0	(76,758)	0	(76,758)

	$(334)	$(78,304)	$0	$(78,638)

Total Financial Derivative Instruments	$(281)	$(23,713)	$169	$(23,825)

Totals	$112,415	$13,835,122	$111,026	$14,058,563

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018. See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.8% (¤)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020	$299	$298
Rise Ltd.
4.750% due 02/15/2039 «~(i)	3,867	3,829
State of Rio de Janeiro
6.024% due 12/20/2020 «	1,100	1,071
Wand Merger Corp.
TBD% due 04/27/2019	14,000	13,912

Total Loan Participations and Assignments (Cost $19,120)		19,110

CORPORATE BONDS & NOTES 63.8%
BANKING & FINANCE 25.0%
ABN AMRO Bank NV
1.800% due 09/20/2019	200	197
AerCap Ireland Capital DAC
3.300% due 01/23/2023	1,500	1,443
3.500% due 01/15/2025	3,500	3,287
3.875% due 01/23/2028	2,000	1,845
4.125% due 07/03/2023	2,800	2,787
AIA Group Ltd.
3.900% due 04/06/2028	7,700	7,696
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	950
Air Lease Corp.
3.625% due 04/01/2027	200	184
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,569
Ally Financial, Inc.
8.000% due 11/01/2031	2,700	3,225
American Express Credit Corp.
3.300% due 05/03/2027	10,600	10,222
American Financial Group, Inc.
3.500% due 08/15/2026	2,100	1,973
4.500% due 06/15/2047	7,400	7,016
American International Group, Inc.
4.750% due 04/01/2048	6,900	6,671
5.750% due 04/01/2048 •	3,700	3,654
American Tower Corp.
4.000% due 06/01/2025	1,300	1,276
Ameriprise Financial, Inc.
2.875% due 09/15/2026	10,500	9,806
Asian Development Bank
5.820% due 06/16/2028	500	604
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	2,100	2,011
5.000% due 04/20/2048	12,000	11,088
Bank of America Corp.
2.881% due 04/24/2023 •	11,800	11,479
3.550% due 03/05/2024 •	1,100	1,089
3.705% due 04/24/2028 •	9,100	8,783
5.875% due 03/15/2028 •(g)	2,700	2,643
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •	4,700	4,562
3.400% due 01/29/2028	3,900	3,797
Banque Federative du Credit Mutuel S.A.
3.089% (US0003M + 0.730%) due 07/20/2022 ~	6,800	6,814
Barclays Bank PLC
10.179% due 06/12/2021	9,060	10,460
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	9,600	9,986
BGC Partners, Inc.
5.125% due 05/27/2021	2,000	2,040
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027	2,100	1,972
6.250% due 08/15/2042	2,000	2,353
BNP Paribas S.A.
3.375% due 01/09/2025	4,600	4,351
BOC Aviation Ltd.
2.750% due 09/18/2022	1,600	1,522
3.500% due 01/31/2023	600	586

BPCE S.A.
3.000% due 05/22/2022		4,100	3,964
Brandywine Operating Partnership LP
3.950% due 02/15/2023		300	299
Brighthouse Financial, Inc.
3.700% due 06/22/2027		100	89
4.700% due 06/22/2047		2,800	2,314
Brighthouse Holdings LLC
6.500% due 07/27/2037 (g)		1,100	1,083
Brookfield Finance LLC
4.000% due 04/01/2024		100	99
Brookfield Finance, Inc.
3.900% due 01/25/2028		1,800	1,704
4.700% due 09/20/2047		5,600	5,316
CBL & Associates LP
5.950% due 12/15/2026		2,100	1,771
Charles Schwab Corp.
3.850% due 05/21/2025		2,600	2,631
5.000% due 12/01/2027 •(g)		400	384
CIT Group, Inc.
5.250% due 03/07/2025		100	101
6.125% due 03/09/2028		500	515
Citigroup, Inc.
3.230% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	2,500	1,860
4.044% due 06/01/2024 •		$13,300	13,385
8.125% due 07/15/2039		5,571	7,855
CME Group, Inc.
3.750% due 06/15/2028		700	705
4.150% due 06/15/2048		4,400	4,458
5.300% due 09/15/2043		3,740	4,398
Commonwealth Bank of Australia
5.000% due 10/15/2019		200	205
Compass Bank
2.750% due 09/29/2019		500	497
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	1,300	1,625
11.000% due 06/30/2019 •(g)		$6,900	7,417
Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		400	399
8.375% due 10/13/2019 •(g)		10,000	10,450
Credit Suisse AG
6.500% due 08/08/2023 (h)		13,000	13,858
Credit Suisse Group AG
2.997% due 12/14/2023 •		1,600	1,532
3.869% due 01/12/2029 •		1,600	1,507
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026		1,000	1,001
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,360
4.450% due 02/15/2026		800	796
Danske Bank A/S
4.375% due 06/12/2028		7,400	7,376
Deutsche Bank AG
2.700% due 07/13/2020		5,800	5,643
3.177% (US0003M + 0.815%) due 01/22/2021 ~		10,500	10,310
3.300% due 11/16/2022		6,800	6,375
Digital Realty Trust LP
4.450% due 07/15/2028		6,800	6,832
E*TRADE Financial Corp.
4.500% due 06/20/2028		2,000	2,005
EPR Properties
4.950% due 04/15/2028		1,500	1,470
5.250% due 07/15/2023		500	515
Equinix, Inc.
2.875% due 03/15/2024	EUR	4,500	5,165
Essex Portfolio LP
4.500% due 03/15/2048		$200	194
Farmers Insurance Exchange
4.747% due 11/01/2057 •		4,400	4,026
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	745
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,490
FMR LLC
4.950% due 02/01/2033		3,000	3,245
5.150% due 02/01/2043		11,300	12,495
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		500	495
5.875% due 08/02/2021		300	318
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	4,289	3,247
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		$28,110	27,264
General Motors Financial Co., Inc.
3.187% (US0003M + 0.850%) due 04/09/2021 ~		200	201

Goldman Sachs Bank USA
3.200% due 06/05/2020		1,700	1,707
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •		8,300	8,000
2.908% due 06/05/2023 •		600	579
3.500% due 01/23/2025		800	773
3.680% (BBSW3M + 1.700%) due 08/08/2018 ~	AUD	2,000	1,482
3.814% due 04/23/2029 •		$4,900	4,661
4.223% due 05/01/2029 •		1,500	1,480
6.125% due 02/15/2033		350	401
6.750% due 10/01/2037		4,035	4,801
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		7,400	7,352
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		7,700	7,275
Great-West Lifeco Finance 2018 LP
4.581% due 05/17/2048		1,900	1,926
Guardian Life Global Funding
2.500% due 05/08/2022		9,300	9,009
Harley-Davidson Financial Services, Inc.
2.831% (US0003M + 0.500%) due 05/21/2020 ~		3,100	3,107
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048		6,500	6,277
6.625% due 03/30/2040		500	633
High Street Funding Trust
4.111% due 02/15/2028		200	197
4.682% due 02/15/2048		500	500
Hospitality Properties Trust
4.500% due 06/15/2023		300	302
Host Hotels & Resorts LP
4.000% due 06/15/2025		100	97
HSBC Bank PLC
4.125% due 08/12/2020		300	306
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		6,400	6,411
3.326% (US0003M + 1.000%) due 05/18/2024 ~		2,800	2,794
3.600% due 05/25/2023		7,500	7,426
6.250% due 03/23/2023 •(g)(h)		3,400	3,340
6.500% due 03/23/2028 •(g)(h)		8,300	7,978
Hudson Pacific Properties LP
3.950% due 11/01/2027		900	843
ING Bank NV
2.450% due 03/16/2020		800	790
International Lease Finance Corp.
8.625% due 01/15/2022		1,900	2,181
Intesa Sanpaolo SpA
3.375% due 01/12/2023		3,600	3,311
Jackson National Life Global Funding
3.250% due 01/30/2024		7,600	7,453
JPMorgan Chase & Co.
2.776% due 04/25/2023 •		9,000	8,734
2.945% (US0003M + 0.610%) due 06/18/2022 ~		5,000	5,001
3.509% due 01/23/2029 •		2,900	2,753
3.540% due 05/01/2028 •		8,500	8,144
4.260% due 02/22/2048 •		900	849
5.829% (US0003M + 3.470%) due 07/30/2018 ~(g)		1,400	1,415
6.100% due 10/01/2024 •(g)		13,900	14,371
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,721
Kimco Realty Corp.
4.125% due 12/01/2046		5,900	5,184
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)		1,200	38
Lifestorage LP
3.500% due 07/01/2026		1,400	1,313
Lloyds Bank PLC
2.853% (US0003M + 0.490%) due 05/07/2021 ~		2,500	2,505
5.800% due 01/13/2020		300	311
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		4,300	4,301
4.344% due 01/09/2048		8,000	6,886
4.375% due 03/22/2028		2,500	2,474
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		8,900	8,689
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,281
5.875% due 03/15/2028 •(g)		6,500	6,618
Metropolitan Life Global Funding
3.000% due 09/19/2027		7,700	7,231
3.450% due 12/18/2026		7,000	6,799
Mid-America Apartments LP
4.200% due 06/15/2028		900	898
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022		1,600	1,571
Mizuho Financial Group, Inc.
2.273% due 09/13/2021		3,700	3,552

2.601% due 09/11/2022		5,000	4,793
2.953% due 02/28/2022		8,300	8,103
Morgan Stanley
4.750% due 11/16/2018	AUD	3,100	2,313
MUFG Bank Ltd
2.300% due 03/05/2020		$300	295
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		8,200	8,272
Nasdaq, Inc.
3.850% due 06/30/2026		7,000	6,788
National Australia Bank Ltd.
2.625% due 07/23/2020		300	297
3.625% due 06/20/2023		7,200	7,192
Nationwide Building Society
4.302% due 03/08/2029 •		11,200	10,800
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		500	785
Navient Corp.
5.625% due 08/01/2033		1,935	1,645
8.000% due 03/25/2020		4,200	4,441
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,320
Nissan Motor Acceptance Corp.
3.450% due 03/15/2023		7,200	7,143
Nordea Bank AB
2.500% due 09/17/2020		300	295
Northern Trust Corp.
4.600% due 10/01/2026 •(g)		9,600	9,432
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,403
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		1,200	1,174
4.950% due 04/01/2024		2,000	2,031
Pacific Life Insurance Co.
4.300% due 10/24/2067 •		2,500	2,276
9.250% due 06/15/2039		9,300	14,623
Prudential Financial, Inc.
4.500% due 09/15/2047 •		7,700	7,084
Quicken Loans, Inc.
5.250% due 01/15/2028		8,100	7,501
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		3,200	3,112
3.885% (US0003M + 1.550%) due 06/25/2024 ~		2,800	2,796
4.892% due 05/18/2029 •		4,200	4,187
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •		5,500	5,292
3.823% due 11/03/2028 •		2,000	1,839
Santander UK PLC
2.920% (US0003M + 0.620%) due 06/01/2021 ~		3,000	3,000
Siam Commercial Bank PCL
3.500% due 04/07/2019		1,600	1,603
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	386
Springleaf Finance Corp.
6.875% due 03/15/2025		500	497
STORE Capital Corp.
4.500% due 03/15/2028		300	294
Sumitomo Mitsui Financial Group, Inc.
3.102% due 01/17/2023		6,300	6,157
Svenska Handelsbanken AB
2.800% (US0003M + 0.470%) due 05/24/2021 ~		6,450	6,454
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		5,600	5,364
4.375% due 09/15/2054 •		4,800	4,826
6.850% due 12/16/2039		582	772
UBS AG
2.200% due 06/08/2020		20,600	20,197
UDR, Inc.
3.500% due 07/01/2027		300	285
VEREIT Operating Partnership LP
3.950% due 08/15/2027		400	374
Vonovia Finance BV
5.000% due 10/02/2023		3,100	3,164
Wells Fargo & Co.
3.000% due 04/22/2026		1,600	1,489
3.589% (US0003M + 1.230%) due 10/31/2023 ~		4,800	4,900
5.900% due 06/15/2024 •(g)		8,200	8,237
Welltower, Inc.
5.125% due 03/15/2043		12,400	12,913
Weyerhaeuser Co.
7.375% due 03/15/2032		17,200	21,903
XLIT Ltd.
6.250% due 05/15/2027		100	114

6.375% due 11/15/2024	275	309

		809,431

INDUSTRIALS 25.7%
21st Century Fox America, Inc.
3.375% due 11/15/2026	1,400	1,346
4.750% due 11/15/2046	700	725
5.400% due 10/01/2043	3,600	3,991
6.200% due 12/15/2034	2,000	2,367
ADT Corp.
4.125% due 06/15/2023	8,300	7,802
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	5,936
3.750% due 12/01/2047	1,000	931
Allergan Funding SCS
3.850% due 06/15/2024	7,477	7,349
4.750% due 03/15/2045	1,700	1,641
4.850% due 06/15/2044	2,000	1,934
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,735	4,461
3.250% due 04/15/2030	3,223	3,073
3.700% due 04/01/2028	2,010	1,967
4.000% due 01/15/2027	388	387
Amgen, Inc.
2.650% due 05/11/2022	800	775
4.400% due 05/01/2045	13,000	12,483
4.563% due 06/15/2048	6,455	6,339
4.663% due 06/15/2051	10,879	10,793
Anadarko Petroleum Corp.
6.450% due 09/15/2036	4,400	5,096
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	12,500	12,252
Anthem, Inc.
3.350% due 12/01/2024	2,800	2,708
3.650% due 12/01/2027	4,000	3,795
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	585
Arrow Electronics, Inc.
3.250% due 09/08/2024	900	842
Bacardi Ltd.
4.450% due 05/15/2025	2,800	2,794
4.700% due 05/15/2028	5,300	5,221
Baker Hughes a GE Co. LLC
3.337% due 12/15/2027	3,300	3,073
BAT Capital Corp.
4.390% due 08/15/2037	6,990	6,574
4.540% due 08/15/2047	7,510	7,034
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	2,002
4.250% due 12/15/2025	2,200	2,216
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	200	193
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	16,449
Boyd Gaming Corp.
6.000% due 08/15/2026	1,100	1,090
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,400	4,054
Broadcom Corp.
3.125% due 01/15/2025	400	372
3.875% due 01/15/2027	7,400	7,009
Burlington Northern Santa Fe LLC
6.530% due 07/15/2037	200	249
Campbell Soup Co.
3.650% due 03/15/2023	2,000	1,965
3.950% due 03/15/2025	1,600	1,545
4.150% due 03/15/2028	4,100	3,910
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,328
CBS Corp.
3.375% due 02/15/2028	1,700	1,516
Celgene Corp.
4.350% due 11/15/2047	10,800	9,573
Cenovus Energy, Inc.
4.250% due 04/15/2027 (k)	3,600	3,473
5.250% due 06/15/2037	4,100	4,041
6.750% due 11/15/2039	200	220
Charter Communications Operating LLC
4.043% (US0003M + 1.650%) due 02/01/2024 ~(a)	2,400	2,407
4.200% due 03/15/2028	2,200	2,063
4.464% due 07/23/2022	5,800	5,870
5.375% due 04/01/2038	800	758
5.375% due 05/01/2047	2,000	1,821
5.750% due 04/01/2048	1,100	1,068

Cheniere Corpus Christi Holdings LLC
7.000% due 06/30/2024	2,000	2,188
Cimarex Energy Co.
3.900% due 05/15/2027	1,100	1,058
City of Hope
4.378% due 08/15/2048	1,010	1,036
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,408
Comcast Corp.
3.969% due 11/01/2047	728	642
3.999% due 11/01/2049	19,524	17,287
4.400% due 08/15/2035	9,300	9,070
7.050% due 03/15/2033	7,590	9,441
Community Health Systems, Inc.
8.625% due 01/15/2024 (a)	4,400	4,422
Constellation Brands, Inc.
3.600% due 02/15/2028	2,600	2,461
4.100% due 02/15/2048	7,000	6,249
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,318	2,332
Continental Resources, Inc.
5.000% due 09/15/2022	500	508
Cox Communications, Inc.
3.350% due 09/15/2026	8,400	7,777
4.600% due 08/15/2047	1,100	1,008
CRH America Finance, Inc.
3.400% due 05/09/2027	600	566
3.950% due 04/04/2028	300	290
4.400% due 05/09/2047	200	184
CRH America, Inc.
3.875% due 05/18/2025	2,600	2,567
Crown Castle Towers LLC
3.720% due 07/15/2043 (a)	600	600
4.241% due 07/15/2048 (a)	3,300	3,323
CSX Corp.
6.150% due 05/01/2037	800	963
CVS Health Corp.
4.300% due 03/25/2028	700	692
4.780% due 03/25/2038	2,100	2,082
5.050% due 03/25/2048	1,400	1,419
CVS Pass-Through Trust
6.036% due 12/10/2028	105	112
7.507% due 01/10/2032	17,010	19,965
DAE Funding LLC
4.500% due 08/01/2022	200	195
5.000% due 08/01/2024	1,300	1,252
Danone S.A.
2.589% due 11/02/2023	700	660
Dell International LLC
4.420% due 06/15/2021	3,700	3,755
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,391	13,792
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,220
5.200% due 09/20/2047	2,400	2,335
DISH DBS Corp.
5.000% due 03/15/2023 (k)	8,500	7,406
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,499
Edwards Lifesciences Corp.
4.300% due 06/15/2028	700	700
Energy Transfer Partners LP
4.200% due 04/15/2027	1,500	1,415
5.300% due 04/15/2047	9,200	8,440
6.050% due 06/01/2041	3,200	3,202
6.625% due 10/15/2036	5,200	5,546
7.500% due 07/01/2038	3,475	3,975
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	944
4.850% due 08/15/2042	642	643
4.850% due 03/15/2044	1,850	1,847
5.750% due 03/01/2035	600	647
5.950% due 02/01/2041	1,500	1,695
6.125% due 10/15/2039	800	916
6.875% due 03/01/2033	10,000	12,315
FAGE International S.A.
5.625% due 08/15/2026	300	277
Fair Isaac Corp.
5.250% due 05/15/2026	200	202
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,327
General Electric Co.
5.500% due 01/08/2020	600	622
5.550% due 05/04/2020	100	104
General Mills, Inc.
3.700% due 10/17/2023	200	198

4.000% due 04/17/2025	200	198
4.200% due 04/17/2028	100	98
4.550% due 04/17/2038	100	96
Georgia-Pacific LLC
7.750% due 11/15/2029	80	107
8.000% due 01/15/2024	1,750	2,114
GLP Capital LP
5.250% due 06/01/2025	1,900	1,910
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	1,340	1,401
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~	5,200	5,204
4.400% due 06/15/2028	4,900	4,948
Heineken NV
3.500% due 01/29/2028	12,100	11,663
Hess Corp.
7.300% due 08/15/2031	839	977
International Paper Co.
5.000% due 09/15/2035	100	101
5.150% due 05/15/2046	4,700	4,796
6.000% due 11/15/2041	500	553
JM Smucker Co.
3.375% due 12/15/2027	6,600	6,150
Kansas City Southern
3.125% due 06/01/2026	1,100	1,015
4.700% due 05/01/2048	4,300	4,179
4.950% due 08/15/2045	5,200	5,244
Kerr-McGee Corp.
6.950% due 07/01/2024	800	911
KeySpan Corp.
5.803% due 04/01/2035	120	142
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	6,900	7,468
7.300% due 08/15/2033	3,000	3,527
Kraft Heinz Foods Co.
4.000% due 06/15/2023	3,500	3,492
4.375% due 06/01/2046	1,800	1,562
5.200% due 07/15/2045	6,960	6,790
6.500% due 02/09/2040	9,600	10,850
6.875% due 01/26/2039	600	706
7.125% due 08/01/2039	3,150	3,832
Lennar Corp.
4.750% due 11/29/2027	800	752
Maple Escrow Subsidiary, Inc.
4.057% due 05/25/2023	7,700	7,737
Marriott International, Inc.
4.000% due 04/15/2028	2,100	2,054
Martin Marietta Materials, Inc.
2.825% (US0003M + 0.500%) due 12/20/2019 ~	800	801
Marvell Technology Group Ltd.
4.200% due 06/22/2023	600	600
4.875% due 06/22/2028	1,000	994
Masco Corp.
3.500% due 04/01/2021	500	500
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,009
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	10,200	10,245
4.450% due 03/01/2047	1,000	996
Moody’s Corp.
5.250% due 07/15/2044	8,000	9,066
Mylan NV
3.950% due 06/15/2026	3,400	3,255
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (g)	10,000	10,125
Netflix, Inc.
5.875% due 11/15/2028	7,800	7,915
New York and Presbyterian Hospital
4.063% due 08/01/2056	900	890
4.763% due 08/01/2116	3,500	3,620
Newell Brands, Inc.
5.375% due 04/01/2036	700	697
Northwell Healthcare, Inc.
4.260% due 11/01/2047	3,600	3,458
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,573	5,324
NVIDIA Corp.
3.200% due 09/16/2026	4,200	4,052
ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,866
Oracle Corp.
3.250% due 11/15/2027	7,100	6,798
3.800% due 11/15/2037	4,200	3,978
3.850% due 07/15/2036	2,800	2,685
4.000% due 11/15/2047	1,100	1,041
4.300% due 07/08/2034	2,000	2,041

4.500% due 07/08/2044	900	919
Owens Corning
3.400% due 08/15/2026	600	548
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022	200	199
5.500% due 02/15/2024	100	99
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	4,100	4,057
4.125% due 08/01/2023	700	703
Pernod Ricard S.A.
4.450% due 01/15/2022	2,000	2,058
Philip Morris International, Inc.
6.375% due 05/16/2038	1,400	1,695
Post Holdings, Inc.
5.000% due 08/15/2026	2,300	2,151
Pride International LLC
7.875% due 08/15/2040	3,500	3,159
QUALCOMM, Inc.
4.800% due 05/20/2045	2,800	2,804
QVC, Inc.
5.950% due 03/15/2043	3,500	3,311
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	910
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,500	6,216
Reynolds American, Inc.
7.250% due 06/15/2037	200	251
Rockies Express Pipeline LLC
6.875% due 04/15/2040	4,700	5,382
S&P Global, Inc.
2.950% due 01/22/2027	200	186
4.000% due 06/15/2025	2,300	2,312
4.500% due 05/15/2048	5,500	5,567
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,312
5.000% due 03/15/2027	2,700	2,745
5.625% due 04/15/2023	700	743
5.750% due 05/15/2024	1,100	1,176
5.875% due 06/30/2026	5,900	6,335
6.250% due 03/15/2022	800	861
salesforce.com, Inc.
3.700% due 04/11/2028	500	497
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	4,400	4,215
2.875% due 09/23/2023	700	659
3.200% due 09/23/2026	500	459
Southern Co.
3.250% due 07/01/2026	500	470
4.250% due 07/01/2036	5,400	5,318
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	1,400	1,461
Spirit AeroSystems, Inc.
3.118% (US0003M + 0.800%) due 06/15/2021 ~	2,200	2,204
3.850% due 06/15/2026	400	385
4.600% due 06/15/2028	4,800	4,838
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,600	2,577
4.738% due 09/20/2029	2,700	2,686
5.152% due 09/20/2029	4,800	4,716
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038	6,300	5,907
4.895% due 03/06/2048	6,700	6,194
7.045% due 06/20/2036	7,100	8,553
Tencent Holdings Ltd.
3.595% due 01/19/2028	4,000	3,787
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,520
7.625% due 04/01/2037	4,720	5,699
8.375% due 06/15/2032	3,600	4,479
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	49
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	8,662	7,488
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,013
Time Warner Cable LLC
4.500% due 09/15/2042	100	82
5.875% due 11/15/2040	1,000	981
6.550% due 05/01/2037	14,450	15,363
6.750% due 06/15/2039	2,700	2,885
7.300% due 07/01/2038	1,225	1,392
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,241	5,270
TransCanada PipeLines Ltd.
4.250% due 05/15/2028	2,800	2,813
4.875% due 05/15/2048	5,500	5,573

Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028		1,200	1,168
4.600% due 03/15/2048		2,000	1,930
Transocean Guardian Ltd.
5.875% due 01/15/2024 (a)		1,500	1,493
Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026		300	297
Trimble, Inc.
4.900% due 06/15/2028		3,300	3,299
TTX Co.
4.200% due 07/01/2046		3,000	2,944
Tyson Foods, Inc.
2.250% due 08/23/2021		700	673
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,908	4,879
4.625% due 12/03/2026		4,594	4,703
5.900% due 04/01/2026		2,765	2,966
United Airlines Pass-Through Trust
2.875% due 04/07/2030		584	542
3.100% due 04/07/2030		584	548
4.000% due 10/11/2027		1,666	1,674
4.300% due 02/15/2027		11,997	12,256
UnitedHealth Group, Inc.
4.250% due 06/15/2048		1,900	1,906
4.625% due 07/15/2035		8,900	9,371
4.750% due 07/15/2045		5,700	6,099
University of Notre Dame du Lac
3.394% due 02/15/2048		7,000	6,603
University of Southern California
3.841% due 10/01/2047		2,800	2,829
VMware, Inc.
2.300% due 08/21/2020		2,300	2,251
2.950% due 08/21/2022		500	480
WestJet Airlines Ltd.
3.500% due 06/16/2021		2,300	2,278
WestRock Co.
4.000% due 03/15/2028		2,700	2,665
Whirlpool Corp.
4.500% due 06/01/2046		1,100	1,031
Williams Partners LP
4.850% due 03/01/2048		500	478
Woodside Finance Ltd.
3.700% due 09/15/2026		7,000	6,736
3.700% due 03/15/2028		2,500	2,366
Yara International ASA
4.750% due 06/01/2028		4,600	4,631
Zimmer Biomet Holdings, Inc.
3.700% due 03/19/2023		600	596
Zoetis, Inc.
3.000% due 09/12/2027		2,200	2,038

			832,740

UTILITIES 13.1%
AEP Texas, Inc.
3.950% due 06/01/2028		2,500	2,496
6.650% due 02/15/2033		1,800	2,291
Alabama Power Co.
4.300% due 07/15/2048		2,000	2,038
American Water Capital Corp.
2.950% due 09/01/2027		2,000	1,886
3.750% due 09/01/2047		3,400	3,144
4.300% due 12/01/2042		2,600	2,662
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		6,800	6,831
4.500% due 05/15/2035		700	649
4.500% due 03/09/2048		65	56
4.550% due 03/09/2049		30,507	26,458
4.900% due 08/15/2037		11,300	10,749
5.150% due 02/15/2050		11,300	10,575
5.250% due 03/01/2037		7,800	7,707
5.350% due 09/01/2040		2,932	2,869
BellSouth Corp.
4.333% due 04/26/2021		3,900	3,941
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036		2,246	2,774
BG Energy Capital PLC
5.125% due 10/15/2041		6,100	6,707
BP Capital Markets PLC
4.750% due 11/15/2018	AUD	2,200	1,641
British Telecommunications PLC
9.625% due 12/15/2030		$730	1,045
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		7,100	6,706
4.973% due 05/01/2046		1,000	994

Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	2,500	2,489
6.750% due 04/01/2038	9,190	12,165
Consumers Energy Co.
4.050% due 05/15/2048	5,700	5,699
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~	7,700	7,708
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	1,880
4.000% due 09/30/2042	400	392
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~	9,100	9,101
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,120
3.850% due 11/15/2042	4,600	4,394
6.350% due 09/15/2037	200	254
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	123
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,009
Electricite de France S.A.
5.250% due 10/13/2055	1,071	1,115
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,002
3.500% due 04/06/2028	6,300	5,670
3.625% due 05/25/2027	1,100	1,008
Engie S.A.
2.875% due 10/10/2022	700	683
Exelon Corp.
5.100% due 06/15/2045	19,400	20,742
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,036
3.950% due 03/01/2048	1,300	1,278
4.050% due 10/01/2044	1,805	1,830
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	979
ITC Holdings Corp.
2.700% due 11/15/2022	7,400	7,129
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,936
Monongahela Power Co.
3.550% due 05/15/2027	1,100	1,073
New England Power Co.
3.800% due 12/05/2047	2,300	2,204
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	8,549
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,414
Northern States Power Co.
3.600% due 09/15/2047	6,300	5,818
Ohio Power Co.
5.375% due 10/01/2021	700	746
5.850% due 10/01/2035	100	119
ONEOK, Inc.
4.550% due 07/15/2028 (a)	1,600	1,617
5.200% due 07/15/2048 (a)	7,400	7,552
Pacific Gas & Electric Co.
4.000% due 12/01/2046	4,900	4,240
6.350% due 02/15/2038	13,200	14,249
PacifiCorp
5.750% due 04/01/2037	60	72
6.000% due 01/15/2039	2,040	2,549
6.100% due 08/01/2036	60	75
Pennsylvania Electric Co.
5.200% due 04/01/2020	200	205
Petrobras Global Finance BV
5.999% due 01/27/2028	10,246	9,291
6.125% due 01/17/2022	3,224	3,287
Plains All American Pipeline LP
3.600% due 11/01/2024	400	379
4.500% due 12/15/2026	200	196
4.900% due 02/15/2045	6,400	5,789
PPL Capital Funding, Inc.
4.000% due 09/15/2047	6,500	5,962
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,667
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,643
Puget Sound Energy, Inc.
4.223% due 06/15/2048	6,900	7,022
San Diego Gas & Electric Co.
4.150% due 05/15/2048	9,400	9,443
SES S.A.
3.600% due 04/04/2023	4,600	4,478
5.300% due 04/04/2043	3,800	3,312

Shell International Finance BV
3.625% due 08/21/2042	4,900	4,480
4.375% due 05/11/2045	4,500	4,620
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,803
Southern California Edison Co.
6.000% due 01/15/2034	3,600	4,219
Southern California Gas Co.
4.125% due 06/01/2048	5,300	5,320
Southwestern Electric Power Co.
6.200% due 03/15/2040	2,100	2,603
Transcanada Trust
5.300% due 03/15/2077 •	4,400	4,168
Verizon Communications, Inc.
4.522% due 09/15/2048	37,821	34,589
4.672% due 03/15/2055	2,765	2,464
4.862% due 08/21/2046	5,100	4,888
5.012% due 04/15/2049	3,574	3,491
5.012% due 08/21/2054	8,419	7,949
5.250% due 03/16/2037	6,200	6,382
5.500% due 03/16/2047	3,800	3,993
Virginia Electric & Power Co.
3.800% due 09/15/2047	1,100	1,007
Vodafone Group PLC
4.125% due 05/30/2025	1,600	1,594
5.250% due 05/30/2048	5,700	5,708
WEC Energy Group, Inc.
3.375% due 06/15/2021	5,200	5,218
Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,671

		423,079

Total Corporate Bonds & Notes (Cost $2,079,231)		2,065,250

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,417
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,234
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	2,051
Tulare County, California Revenue Bonds, Series 2018
4.109% due 06/01/2029	2,700	2,737
Tulare County, California Revenue Notes, Series 2018
4.009% due 06/01/2028	1,000	1,011
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	15,439

		31,889

COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,415

DELAWARE 0.0%
University of Delaware Revenue Bonds, Series 2018
4.221% due 11/01/2058	500	517

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,323	6,749
6.655% due 04/01/2057	13,775	17,286

		24,035

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	10,900	13,507
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	652
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	100	107

		14,266

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,857

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	4,034

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	1,038

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	1,207
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,402

		6,609

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016
4.014% due 06/01/2033	600	609
4.144% due 06/01/2038	500	506

		1,115

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,230
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,337

		20,567

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	7,605	7,605

Total Municipal Bonds & Notes (Cost $101,213)		115,947

U.S. GOVERNMENT AGENCIES 18.8%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	29,339
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	18	18
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	7	6
2.491% (LIBOR01M + 0.400%) due 09/25/2032 ~	10	10
2.664% (12MTA + 1.200%) due 06/01/2043 ~	130	132
2.787% (US0012M + 1.037%) due 06/01/2035 ~	788	821
3.000% due 10/25/2046 - 12/25/2046	1,475	1,270
3.104% (US0012M + 1.354%) due 12/01/2034 ~	389	404
3.250% due 11/01/2042	2,753	2,614
3.313% (US0012M + 1.525%) due 09/01/2035 ~	27	28
3.389% (US0006M + 1.455%) due 04/01/2035 ~	388	408
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	24	25
3.425% (US0006M + 1.453%) due 10/01/2035 ~	370	389
3.522% (US0006M + 1.550%) due 06/01/2035 ~	911	948
3.530% (US0012M + 1.780%) due 11/01/2035 ~	11	12
3.562% (US0012M + 1.750%) due 08/01/2035 ~	57	61
3.566% due 05/25/2035 ~	514	540
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	786	837
4.000% due 02/25/2019	1	1
5.000% due 08/25/2033	60	64
5.500% due 04/25/2033 - 09/25/2035	4,541	5,222
5.900% due 07/25/2042	10	11
6.000% due 07/25/2031 - 03/25/2036	891	1,085
6.080% due 09/01/2028	1,800	2,266
6.500% due 05/25/2032	1	1
Fannie Mae, TBA
2.500% due 07/01/2048	28,700	26,878
3.000% due 07/01/2048 - 08/01/2048	21,800	21,100
3.500% due 07/01/2033 - 08/01/2048	96,500	96,703
4.000% due 07/01/2048 - 09/01/2048	178,170	181,396
Federal Farm Credit Bank
5.125% due 07/09/2029	500	582
5.750% due 12/07/2028	20	24
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	7,511
2.223% (LIBOR01M + 0.150%) due 08/15/2019 - 10/15/2020 ~	1	1
2.473% (LIBOR01M + 0.400%) due 01/15/2033 ~	4	4
2.573% (LIBOR01M + 0.500%) due 09/15/2030 ~	2	2
2.577% (12MTA + 1.200%) due 02/25/2045 ~	8	8
2.664% (12MTA + 1.200%) due 10/25/2044 ~	34	34
3.375% (US0012M + 1.625%) due 10/01/2035 ~	31	33
3.978% (US0012M + 1.725%) due 04/01/2035 ~	64	66
4.000% due 06/15/2041	14,349	14,872

4.183% (US0012M + 1.726%) due 06/01/2035 ~	10	11
5.000% due 03/01/2038 - 12/01/2038	871	928
5.500% due 02/15/2024	88	91
6.000% due 06/15/2035 - 10/01/2037	484	575
6.500% due 10/25/2043	73	84
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2030 ~	65	67
Israel Government AID Bond
0.000% due 08/15/2024 - 11/01/2024 (d)	9,298	7,644
Residual Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (d)	266,167	180,598
Resolution Funding Corp. STRIPS
0.000% due 07/15/2026 - 07/15/2029 (d)	30,294	22,248
Small Business Administration
5.290% due 12/01/2027	291	300
5.510% due 11/01/2027	77	82

Total U.S. Government Agencies (Cost $591,129)		608,354

U.S. TREASURY OBLIGATIONS 37.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)(o)	30,982	28,226
2.500% due 02/15/2046 (k)	52,940	48,095
2.500% due 05/15/2046 (k)	62,609	56,837
2.750% due 08/15/2042 (k)(m)(o)	106,155	102,035
2.750% due 11/15/2042 (k)	54,850	52,696
2.875% due 05/15/2043 (k)	44,680	43,852
2.875% due 08/15/2045 (k)	11,600	11,360
3.000% due 05/15/2042 (o)	860	864
3.000% due 02/15/2048	15,300	15,339
3.125% due 11/15/2041 (k)(o)	3,800	3,901
3.125% due 02/15/2042 (o)	1,397	1,434
3.125% due 02/15/2043 (k)	181,306	185,906
3.125% due 05/15/2048 (k)	37,640	38,657
3.375% due 05/15/2044 (k)(o)	8,801	9,420
3.625% due 08/15/2043 (k)	126,563	140,915
3.625% due 02/15/2044 (k)	12,900	14,378
3.750% due 11/15/2043 (k)	113,976	129,434
4.750% due 02/15/2041 (k)(o)	2,480	3,211
U.S. Treasury Inflation Protected Securities (f)
0.375% due 01/15/2027 (k)(m)(o)	7,499	7,288
0.375% due 07/15/2027 (k)(o)	4,568	4,445
0.500% due 01/15/2028 (k)(m)	15,368	15,038
0.625% due 01/15/2026 (k)(m)(o)	3,859	3,839
0.875% due 02/15/2047 (k)(o)	9,549	9,559
1.750% due 01/15/2028 (k)(m)(o)	9,185	10,039
2.500% due 01/15/2029 (k)(o)	26,980	31,727
U.S. Treasury Notes
2.750% due 06/30/2025 (a)	102,800	102,375
2.875% due 05/15/2028 (k)	33,110	33,166
U.S. Treasury STRIPS (d)
0.000% due 05/15/2034 (k)(m)	71,900	44,713
0.000% due 08/15/2034	32,970	20,351
0.000% due 05/15/2035	32,500	19,639
0.000% due 11/15/2036	37,600	21,733
0.000% due 08/15/2037 (m)(o)	8,900	5,026
0.000% due 08/15/2040 (m)	5,930	3,110

Total U.S. Treasury Obligations (Cost $1,224,346)		1,218,608

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,434
American Home Mortgage Assets Trust
2.478% due 11/25/2046 •	1,983	1,104
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •	13	13
AREIT Trust
2.923% due 02/15/2035 •	3,000	3,009
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046 ~	13,300	13,699
Banc of America Funding Trust
3.795% due 02/20/2036 ~	530	528
3.909% due 05/25/2035 ~	14	15
4.046% due 01/20/2047 ^~	47	46
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,581
5.122% due 08/10/2035 ~	8,700	8,983
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	50	49
3.520% due 10/25/2035 •	104	106
3.692% due 11/25/2034 ~	30	29
3.832% due 02/25/2034 ~	13	13
3.951% due 05/25/2047 ^~	1,410	1,278
4.000% due 05/25/2034 ~	1	1

Bear Stearns ALT-A Trust
3.590% due 11/25/2036 ^~	175	150
3.669% due 11/25/2036 ~	251	235
3.791% due 09/25/2035 ~	4,907	4,049
BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	7,217
Chase Mortgage Finance Trust
3.735% due 03/25/2037 ^~	498	490
5.500% due 11/25/2035	3,981	3,850
Citigroup Mortgage Loan Trust
2.161% due 01/25/2037 •	51	48
2.760% due 08/25/2035 ^•	277	262
3.630% due 10/25/2035 •	57	58
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	140	142
4.240% due 09/25/2035 •	97	99
Civic Mortgage LLC
3.892% due 06/25/2022	1,003	1,004
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,107
3.815% due 04/10/2033 «~	7,300	7,253
Core Industrial Trust
3.494% due 02/10/2037	4,250	4,143
Countrywide Alternative Loan Trust
2.279% due 12/20/2046 ^•	1,007	853
2.281% due 09/25/2046 ^•	1,347	1,237
2.294% due 03/20/2046 •	243	207
2.371% due 02/25/2037 •	104	95
5.500% due 03/25/2036 ^	112	87
6.250% due 08/25/2037 ^	165	143
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 05/25/2035 •	102	94
2.731% due 03/25/2035 •	296	261
3.462% due 02/20/2036 ^•	102	91
3.480% due 04/20/2035 ~	14	14
3.519% due 11/25/2034 ~	117	117
3.524% due 11/20/2034 ~	19	20
3.537% due 02/20/2036 ^•	168	155
3.585% due 02/20/2035 ~	27	27
3.679% due 08/25/2034 ^~	31	29
3.730% due 08/25/2034 ^~	72	70
5.250% due 05/25/2035	187	166
Countrywide Home Loan Reperforming REMIC Trust
2.511% due 07/25/2036 •	4,661	4,345
Credit Suisse First Boston Mortgage Securities Corp.
3.962% due 08/25/2033 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	20	20
Credit Suisse Mortgage Capital Certificates
2.130% due 11/27/2036 •	11,908	11,876
DBUBS Mortgage Trust
3.396% due 07/12/2044 •	3,014	3,045
DLJ Mortgage Acceptance Corp.
4.624% due 11/25/2023 ~	5	5
Downey Savings & Loan Association Mortgage Loan Trust
2.345% due 08/19/2045 •	139	132
First Horizon Mortgage Pass-Through Trust
3.699% due 12/25/2034 ~	6	6
3.937% due 08/25/2035 ~	22	18
GS Mortgage Securities Trust
2.777% due 10/10/2049	2,720	2,638
3.722% due 10/10/2049 ~	5,225	5,142
GSMPS Mortgage Loan Trust
2.441% due 01/25/2036 •	668	600
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	13	13
3.678% due 09/25/2035 ~	71	72
HarborView Mortgage Loan Trust
2.265% due 07/19/2046 ^•	2,481	1,634
2.275% due 01/19/2038 •	659	649
2.325% due 03/19/2036 •	228	208
4.054% due 07/19/2035 ^~	88	80
IndyMac Mortgage Loan Trust
2.291% due 06/25/2046 •	804	693
3.439% due 04/25/2037 ^~	283	252
3.521% due 04/25/2037 ~	169	159
3.658% due 12/25/2034 ~	25	25
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,600	3,559
JPMorgan Mortgage Trust
3.692% due 07/25/2035 ~	3,128	3,246
3.977% due 02/25/2035 ~	7	7
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •	791	681
3.915% due 11/21/2034 ~	139	143

MASTR Alternative Loan Trust
5.500% due 01/25/2025	69	70
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	54	54
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	72	70
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	323	312
2.341% due 11/25/2035 •	2	2
2.982% due 10/25/2035 •	8	8
3.624% due 05/25/2033 ~	22	22
3.679% due 02/25/2034 ~	14	14
3.717% due 10/25/2035 •	59	59
4.398% due 05/25/2033 ~	11	11
4.421% due 07/25/2034 ~	144	145
Morgan Stanley Bank of America Merrill Lynch Trust
2.729% due 09/15/2049	3,100	2,990
Motel 6 Trust
2.993% due 08/15/2034 •	12,319	12,335
Prime Mortgage Trust
2.491% due 02/25/2034 •	3	3
Residential Accredit Loans, Inc. Trust
2.301% due 04/25/2046 •	235	115
6.000% due 06/25/2036	71	65
Residential Asset Securitization Trust
2.491% due 01/25/2046 ^•	248	128
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	13,400	12,755
Structured Adjustable Rate Mortgage Loan Trust
2.311% due 05/25/2037 •	260	259
2.958% due 01/25/2035 •	78	74
3.726% due 08/25/2035 ~	30	30
4.212% due 12/25/2034 ~	181	179
Structured Asset Mortgage Investments Trust
2.301% due 04/25/2036 •	1,179	1,091
2.311% due 05/25/2036 •	276	252
2.335% due 07/19/2035 •	47	46
2.371% due 02/25/2036 ^•	559	520
2.401% due 12/25/2035 ^•	9	9
2.745% due 10/19/2034 •	29	28
Structured Asset Securities Corp.
4.148% due 12/25/2033 ~	23	23
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •	625	574
WaMu Mortgage Pass-Through Certificates Trust
2.258% due 02/25/2047 ^•	704	651
2.258% due 03/25/2047 ^•	406	366
2.288% due 01/25/2047 •	3	3
2.314% due 05/25/2046 •	44	41
2.318% due 04/25/2047 •	1,582	1,571
2.361% due 12/25/2045 •	82	82
2.381% due 10/25/2045 •	1,114	1,117
2.395% due 09/25/2046 •	23	23
2.395% due 10/25/2046 •	7	6
2.395% due 11/25/2046 •	76	75
2.401% due 01/25/2045 •	59	59
2.558% due 08/25/2046 •	2,149	2,028
2.958% due 08/25/2042 •	2	2
3.097% due 12/25/2036 ^~	361	345
3.430% due 02/25/2037 ^~	473	464
3.722% due 03/25/2034 ~	181	185
Washington Mutual Mortgage Pass-Through Certificates Trust
2.528% due 05/25/2046 •	621	545
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~	14	15
3.822% due 03/25/2036 ~	573	581
3.988% due 09/25/2034 ~	61	63
Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	3,236

Total Non-Agency Mortgage-Backed Securities (Cost $152,750)		157,612

ASSET-BACKED SECURITIES 1.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,357	1,403
Bayview Koitere Fund Trust
3.623% due 03/28/2033	948	949
Bayview Opportunity Master Fund Trust
3.672% due 03/28/2033	398	398
3.721% due 02/28/2033	818	817
Bear Stearns Asset-Backed Securities Trust
3.647% due 07/25/2036 ~	85	86
4.005% due 10/25/2036 ~	33	33
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •	11	9

Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		2,613	2,636
Credit-Based Asset Servicing & Securitization LLC
2.161% due 01/25/2037 ^•		33	15
2.211% due 07/25/2037 •		27	18
2.991% due 07/25/2035 •		74	73
4.193% due 04/25/2037		695	701
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)		3,100	3,100
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		3,400	3,402
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		2,216	2,221
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034		925	934
First NLC Trust
2.161% due 08/25/2037 •		20	13
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •		1	1
GSAMP Trust
2.161% due 12/25/2036 •		7	4
Lehman ABS Mortgage Loan Trust
2.181% due 06/25/2037 •		20	14
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •		5	4
MASTR Specialized Loan Trust
2.351% due 02/25/2036 •		6,309	6,223
MESA Trust
2.760% due 12/25/2031 •		31	31
Navient Student Loan Trust
3.241% due 03/25/2066 •		4,688	4,782
Nelnet Student Loan Trust
3.980% due 11/25/2024 •		372	378
New Century Home Equity Loan Trust
2.831% due 08/25/2034 •		17	16
3.171% due 01/25/2034 •		269	270
4.521% due 08/25/2035		181	188
Palmer Square CLO Ltd.
0.000% due 08/15/2026 •(a)		3,900	3,900
Securitized Asset-Backed Receivables LLC Trust
2.221% due 05/25/2037 ^•		56	43
SLM Student Loan Trust
2.400% due 01/25/2019 •		497	496
2.960% due 10/25/2029 •		2,000	2,004
3.860% due 04/25/2023 •		9,265	9,450
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027		3,683	3,682
Soundview Home Loan Trust
2.171% due 06/25/2037 •		13	9
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		57	57
VOLT LLC
3.125% due 09/25/2047		6,017	5,983
3.250% due 06/25/2047		61	61
Wells Fargo Home Equity Asset-Backed Securities Trust
2.361% due 07/25/2036 •		3,400	3,349
WhiteHorse Ltd.
3.563% due 02/03/2025 •		855	856

Total Asset-Backed Securities (Cost $57,246)			58,609

SOVEREIGN ISSUES 4.0%
Argentina Government International Bond
5.875% due 01/11/2028		4,800	3,915
6.875% due 01/11/2048		4,400	3,335
Colombia Government International Bond
7.375% due 09/18/2037		720	900
Indonesia Government International Bond
4.750% due 07/18/2047		10,900	10,307
Israel Government International Bond
3.250% due 01/17/2028		3,800	3,677
Mexico Government International Bond
4.600% due 01/23/2046		3,335	3,077
5.750% due 10/12/2110		10,400	10,265
6.050% due 01/11/2040		4,785	5,287
Peru Government International Bond
8.200% due 08/12/2026	PEN	25,400	9,227
Qatar Government International Bond
3.875% due 04/23/2023		$4,500	4,505
4.500% due 04/23/2028		4,800	4,853
5.103% due 04/23/2048		3,100	3,098
Saudi Government International Bond
4.000% due 04/17/2025		15,700	15,645
4.500% due 04/17/2030		8,200	8,206
4.625% due 10/04/2047		17,300	16,168
5.000% due 04/17/2049		4,300	4,193

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	1,171
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	15,861
Uruguay Government International Bond
4.975% due 04/20/2055		$4,500	4,376

Total Sovereign Issues (Cost $130,730)			128,066

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	197

Total Common Stocks (Cost $108)			197

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% (g)		15,300	19,270

Total Convertible Preferred Securities (Cost $15,982)			19,270

PREFERRED SECURITIES 0.2%
UTILITIES 0.2%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	476
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,051
SCE Trust
5.750% (US0003M + 2.990%) due 03/15/2024 ~(g)		43,000	1,159

Total Preferred Securities (Cost $5,375)			5,686

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.8%
COMMERCIAL PAPER 2.7%
AT&T, Inc.
2.674% due 09/06/2018		$6,600	6,568
Bank of Montreal
1.540% due 07/03/2018	CAD	13,800	10,495
Boston Scientific Corp.
2.467% due 07/11/2018		$1,200	1,199
2.489% due 07/17/2018		300	300
2.545% due 08/13/2018		2,500	2,493
Commonwealth Edison
2.388% due 07/25/2018		500	499
CRH America Finance, Inc.
2.525% due 08/20/2018		400	399
Dominion Gas Holdings LLC
2.335% due 07/10/2018		1,100	1,099
Dominion Resources, Inc.
2.480% due 07/25/2018		1,500	1,497
Energy Transfer Partners
2.842% due 07/03/2018		1,200	1,200
2.999% due 07/16/2018		2,800	2,797
Entergy Corp.
2.469% due 07/12/2018		1,500	1,499
2.705% due 09/07/2018		900	896
2.756% due 08/15/2018		1,100	1,096
2.797% due 07/10/2018		1,000	999
Enterprise Products Operating LLC
2.346% due 07/10/2018		1,100	1,099
2.357% due 07/13/2018		3,100	3,097
Hitachi Capital America Corporation
2.488% due 07/13/2018		600	599
HP, Inc.
2.531% due 07/23/2018		1,700	1,698
HSBC Bank Canada
1.584% due 07/04/2018	CAD	8,000	6,084
Humana, Inc.
2.597% due 07/09/2018		$600	600
2.668% due 08/13/2018		300	299

Hyundai Capital America
2.336% due 07/16/2018	500	499
Marriot International
2.327% due 07/25/2018	250	250
2.358% due 07/19/2018	1,000	999
2.474% due 07/16/2018	400	400
2.523% due 08/08/2018	1,500	1,496
2.523% due 08/10/2018	250	249
McCormick & Co.
2.883% due 11/01/2018	500	495
McKesson Corp.
2.357% due 07/09/2018	800	800
2.438% due 07/16/2018	800	799
2.438% due 07/17/2018	2,100	2,098
2.438% due 07/19/2018	600	599
Mondelez International, Inc.
2.275% due 07/12/2018	3,600	3,597
2.367% due 07/23/2018	900	899
2.475% due 08/15/2018	2,900	2,891
2.495% due 08/20/2018	1,400	1,395
Qualcomm, Inc.
2.320% due 07/24/2018	2,500	2,496
Reckitt Benckiser Treasury
2.389% due 08/02/2018	700	699
RELX, Inc.
2.356% due 07/20/2018	1,200	1,198
Rockwell Collins, Inc.
2.388% due 07/17/2018	1,200	1,199
Rogers Communications
2.412% due 07/19/2018	800	799
Schlumberger Holdings
2.677% due 10/01/2018	700	695
2.684% due 07/11/2018	300	300
Sempra Energy Holdings
2.567% due 07/26/2018	1,300	1,298
2.568% due 07/18/2018	700	699
Southern Co.
2.463% due 07/09/2018	1,100	1,099
Spectra Energy Partners
2.489% due 07/16/2018	2,100	2,098
2.807% due 07/09/2018	2,000	1,999
Thomson Reuters Corp.
2.499% due 07/11/2018	900	899
UDR, Inc.
2.438% due 07/13/2018	2,200	2,198
Virginia Electric & Power Co.
2.632% due 07/23/2018	800	799
VW CR, Inc.
2.367% due 07/12/2018	900	899
2.592% due 08/15/2018	600	598
2.602% due 08/15/2018	1,200	1,196
Walgreens Boots Alliance
2.684% due 07/25/2018	1,700	1,697
Wec Energy Group, Inc.
2.488% due 07/09/2018	1,000	999

		87,842

REPURCHASE AGREEMENTS (j) 0.1%
		4,789

ARGENTINA TREASURY BILLS 0.0%
5.750% due 08/24/2018 (d)(e)	500	497

U.S. TREASURY BILLS 0.0%
1.911% due 08/02/2018 - 10/04/2018 (c)(d)(o)	934	931

Total Short-Term Instruments (Cost $94,325)		94,059

Total Investments in Securities (Cost $4,471,555)		4,490,768

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short Asset Portfolio	10,744,661	107,511
PIMCO Short-Term Floating NAV Portfolio III	4,734,038	46,801

Total Short-Term Instruments (Cost $154,455)	154,312

Total Investments in Affiliates (Cost $154,455)	154,312

Total Investments 143.6% (Cost $4,626,010)	$4,645,080
Financial Derivative Instruments (l)(n) (0.3)% (Cost or Premiums, net $2,429)	(11,546)
Other Assets and Liabilities, net (43.3)%	(1,399,404)

Net Assets 100.0%	$3,234,130

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$3,879	$3,829	0.12%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$4,789	U.S. Treasury Notes 2.125% due 08/15/2021	$(4,888)	$4,789	$4,789

Total Repurchase Agreements						$(4,888)	$4,789	$4,789

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.200%	06/18/2018	TBD	(3)	$(3,139)	$(3,140)
BOM	2.060	05/23/2018	07/09/2018		(11,607)	(11,634)
	2.160	06/12/2018	07/12/2018		(3,115)	(3,119)
	2.170	06/18/2018	08/09/2018		(83,813)	(83,883)
	2.170	06/25/2018	07/26/2018		(1,790)	(1,791)
BOS	1.980	05/01/2018	07/02/2018		(13,774)	(13,821)
	2.000	05/08/2018	07/09/2018		(32,993)	(33,094)
	2.170	06/12/2018	07/12/2018		(2,971)	(2,975)
	2.230	06/21/2018	07/05/2018		(8,008)	(8,013)
BSN	1.910	04/13/2018	07/12/2018		(55,383)	(55,618)
	1.960	05/02/2018	07/10/2018		(507)	(509)
	1.980	05/03/2018	07/11/2018		(5,415)	(5,433)
CIB	2.130	06/04/2018	07/03/2018		(1,402)	(1,404)
	2.190	06/14/2018	07/13/2018		(78,124)	(78,209)
GRE	1.920	05/23/2018	07/17/2018		(21,890)	(21,937)
	2.060	05/25/2018	07/09/2018		(61,257)	(61,390)
	2.080	05/25/2018	07/06/2018		(5,858)	(5,871)
IND	1.980	05/22/2018	07/03/2018		(1,795)	(1,800)
	1.980	06/20/2018	07/03/2018		(61,708)	(61,749)
	2.010	05/18/2018	07/09/2018		(32,065)	(32,145)
	2.040	06/29/2018	07/11/2018		(47,522)	(47,530)
	2.060	05/22/2018	07/18/2018		(16,538)	(16,576)
JPS	1.850	06/01/2018	07/06/2018		(6,201)	(6,211)
NOM	1.650	06/15/2018	TBD	(3)	(3,536)	(3,539)
RBC	2.030	06/13/2018	07/11/2018		(8,130)	(8,138)
RCY	2.020	05/09/2018	07/09/2018		(92,636)	(92,917)
	2.030	05/11/2018	07/11/2018		(10,890)	(10,922)
	2.030	05/14/2018	07/11/2018		(44,625)	(44,673)
	2.030	06/06/2018	07/11/2018		(11,155)	(11,171)
	2.050	05/22/2018	07/09/2018		(36,428)	(36,513)
	2.050	06/19/2018	07/09/2018		(45,126)	(45,159)
SCX	2.130	05/24/2018	08/24/2018		(5,681)	(5,694)
	2.180	06/21/2018	08/21/2018		(9,641)	(9,648)
SGY	1.950	06/29/2018	07/05/2018		(30,124)	(30,129)
	2.000	06/29/2018	07/05/2018		(3,123)	(3,124)

Total Reverse Repurchase Agreements						$(859,479)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
TDM	1.940%	04/18/2018	07/18/2018	$(39,319)	$(39,478)
UBS	2.050	05/30/2018	07/31/2018	(69,467)	(69,598)
	2.050	05/31/2018	07/31/2018	(881)	(882)

Total Sale-Buyback Transactions					$(109,958)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (5)
U.S. Government Agencies (3.5)%
Fannie Mae, TBA	4.000%	07/01/2048	$35,570	$(36,252)	$(36,258)
Fannie Mae, TBA	4.500	07/01/2048	21,600	(22,490)	(22,494)
Fannie Mae, TBA	4.500	08/01/2048	47,400	(49,234)	(49,271)
Fannie Mae, TBA	6.000	07/01/2048	5,000	(5,494)	(5,469)

Total U.S. Government Agencies				(113,470)	(113,492)

U.S. Treasury Obligations (0.2)%
U.S. Treasury Bonds	3.000%	02/15/2048	5,600	(5,567)	(5,679)

Total Short Sales (3.7)%				$(119,037)	$(119,171)

(k)	Securities with an aggregate market value of $979,347 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,076,972) at a weighted average interest rate of 1.878%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(150) of deferred price drop.
(5)	Payable for short sales includes $65 of accrued interest.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$120.500	08/24/2018	2,605	$2,605	$22	$3
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.000	08/24/2018	105	105	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	1,659	1,659	14	2
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.000	08/24/2018	280	280	3	0

Total Purchased Options					$40	$5

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$120.000	07/27/2018	282	$282	$(101)	$(155)

Total Written Options					$(101)	$(155)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2018	4,777	$1,164,931	$(7,308)	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2018	1,867	224,390	1,103	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	654	94,830	804	20	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	2,419	385,982	2,311	0	(151)

				$(3,090)	$20	$(151)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2019	4,777	$(1,159,378)	$9,827	$120	$0
U.S. Treasury 2-Year Note September Futures	09/2018	2,724	(577,020)	1,052	85	0
U.S. Treasury 5-Year Note September Futures	09/2018	4,539	(515,708)	(47)	106	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	657	(84,250)	432	0	0

				$11,264	$311	$0

Total Futures Contracts				$8,174	$331	$(151)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Hess Corp.	1.000%	Quarterly	06/20/2021	0.398%	$7,300	$97	$32	$129	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (5)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$ 130,600	$(2,918)	$542	$(2,376)	$0	$(66)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	171,000	(3,621)	684	(2,937)	0	(94)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR 23,900	(627)	254	(373)	0	(9)

					$(7,166)	$1,480	$(5,686)	$0	$(169)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047		$2,700	$6	$14	$20	$12	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,600	4	(13)	(9)	12	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047		9,500	24	(193)	(169)	45	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019		593,500	461	1,728	2,189	0	(67)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		1,700	(4)	21	17	0	0
Pay(6)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021		1,713,500	(739)	(5,692)	(6,431)	26	0
Receive(6)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022		1,713,500	875	4,470	5,345	372	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	257	768	1,025	14	0
Pay(6)	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028		9,400	0	(56)	(56)	0	(9)
Receive(6)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037		63,600	(323)	(451)	(774)	6	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		31,600	441	2,598	3,039	42	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047		136,100	5,439	10,338	15,777	195	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		60,480	5,928	78	6,006	97	0
Receive(6)	3-Month USD-LIBOR	2.550	Semi-Annual	09/20/2048		2,800	32	219	251	5	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	196,000	411	(167)	244	0	(18)
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		196,000	(1)	366	365	2	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		17,900	(941)	223	(718)	0	(17)
Pay	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	907,500	(162)	(94)	(256)	2	0
Pay	28-Day MXN-TIIE	7.160	Lunar	12/21/2018		857,200	(148)	(91)	(239)	2	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/07/2019		211,800	114	(111)	3	2	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		29,700	0	(34)	(34)	5	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		373,200	105	(103)	2	85	0
Pay	28-Day MXN-TIIE	7.675	Lunar	12/29/2022		244,400	0	(97)	(97)	55	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		455,400	(107)	56	(51)	107	0
Pay	28-Day MXN-TIIE	5.750	Lunar	06/05/2023		28,000	(101)	(26)	(127)	6	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		26,700	(7)	(53)	(60)	10	0
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		163,400	0	(91)	(91)	63	0
Receive	CPURNSA	2.137	Maturity	01/15/2029		$22,700	(38)	(547)	(585)	2	0

							$11,526	$13,060	$24,586	$1,167	$(111)

Total Swap Agreements							$4,457	$14,572	$19,029	$1,168	$(280)

(m)	Securities with an aggregate market value of $20,831 and cash of $4,352 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	EUR	8,002	$	9,281	$0	$(64)
	07/2018	PEN	30,772		9,401	36	0
	07/2018	$	9,403	PEN	30,772	0	(39)
	09/2018	PEN	30,772	$	9,381	36	0
BRC	08/2018	$	11,165	MXN	213,247	0	(519)
CBK	08/2018	MXN	55,900	$	2,756	10	(44)
	08/2018	$	561	MXN	10,948	0	(15)
GLM	07/2018	CAD	13,800	$	10,674	177	0
	07/2018	$	1,534	RUB	95,356	0	(17)
HUS	07/2018	RUB	95,356	$	1,513	0	(4)
	08/2018	$	106	MXN	2,180	3	0
	08/2018		1,958	RUB	123,644	4	(5)
JPM	07/2018	CAD	4,024	$	3,105	44	0
	08/2018	AUD	2,000		1,513	33	0
	08/2018	$	30,823	GBP	22,659	0	(861)
	08/2018		516	MXN	10,215	0	(6)
	08/2018	ZAR	17,284	$	1,354	100	0
NGF	09/2018	TWD	456,364		15,403	356	0
SCX	07/2018	CAD	8,000		6,185	100	0
	08/2018	AUD	1,550		1,178	31	0
	08/2018	GBP	925		1,232	8	0
	08/2018	JPY	5,900		54	1	0
	08/2018	$	14,883	SEK	129,240	0	(408)
SSB	07/2018		9,315	EUR	8,002	30	0
	08/2018	AUD	909	$	692	19	0
	08/2018	EUR	8,002		9,336	0	(29)
	11/2018	AUD	5,300		4,001	76	0

Total Forward Foreign Currency Contracts						$1,064	$(2,011)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019		$11,600	$1,005	$963
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/30/2019		5,700	343	678
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	08/30/2018		105,400	422	306
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019		15,700	293	177
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		7,400	666	641
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.720	12/03/2018	EUR	101,200	494	90
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018		$528,900	278	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020		174,800	526	634
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	09/27/2019		80,000	1,750	1,494
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019		43,000	4,299	3,868
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019		26,000	2,366	2,253

Total Purchased Options								$12,442	$11,104

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	07/18/2018	$6,900	$(7)	$(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	13,700	(23)	(2)

						$(30)	$(3)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$55,600	$(1,014)	$(1,427)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	09/05/2018	28,400	(149)	(133)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	09/05/2018	28,400	(149)	(75)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/30/2019	28,500	(338)	(1,048)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	69,900	(295)	(218)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/30/2018	105,400	(444)	(131)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	37,000	(666)	(1,044)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.740	12/03/2018	106,700	(507)	(1,443)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.570	09/27/2019	336,000	(1,700)	(1,578)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	345,300	(6,672)	(9,748)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	35,100	(412)	(523)

							$(12,346)	$(17,368)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.451%	30-Year USD-ISDA - 10-Year USD-ISDA	09/21/2018	$1,216,200	$(1,307)	$(5,046)

Total Written Options						$(14,050)	$(22,417)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	2.119%	$200	$(18)	$10	$0	$(8)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	1,700	79	(50)	29	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	2.119	400	(34)	20	0	(14)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	1,800	64	(33)	31	0
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	3,100	177	(124)	53	0
	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.347	2,300	32	12	44	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141	6,800	(195)	166	0	(29)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	1,600	17	3	20	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104	10,017	8	(12)	0	(4)
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	2.119	500	(42)	25	0	(17)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	2.119	8,630	(447)	138	0	(309)

Total Swap Agreements							$(359)	$155	$177	$(381)

(o)

Securities with an aggregate market value of $13,453 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,210	$4,900	$19,110
Corporate Bonds & Notes
Banking & Finance	0	806,184	3,247	809,431
Industrials	0	832,740	0	832,740
Utilities	0	423,079	0	423,079
Municipal Bonds & Notes
California	0	31,889	0	31,889
Colorado	0	1,415	0	1,415
Delaware	0	517	0	517
Georgia	0	24,035	0	24,035
Illinois	0	14,266	0	14,266
Kansas	0	2,857	0	2,857
Mississippi	0	4,034	0	4,034
New Mexico	0	1,038	0	1,038
Ohio	0	6,609	0	6,609
Pennsylvania	0	1,115	0	1,115
Texas	0	20,567	0	20,567
West Virginia	0	7,605	0	7,605
U.S. Government Agencies	0	608,354	0	608,354
U.S. Treasury Obligations	0	1,218,608	0	1,218,608
Non-Agency Mortgage-Backed Securities	0	150,359	7,253	157,612
Asset-Backed Securities	0	58,609	0	58,609
Sovereign Issues	0	128,066	0	128,066
Common Stocks
Financials	197	0	0	197
Convertible Preferred Securities
Banking & Finance	19,270	0	0	19,270
Preferred Securities
Utilities	5,686	0	0	5,686
Short-Term Instruments
Commercial Paper	0	87,842	0	87,842
Repurchase Agreements	0	4,789	0	4,789
Argentina Treasury Bills	0	497	0	497
U.S. Treasury Bills	0	931	0	931
	$25,153	$4,450,215	$15,400	$4,490,768

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$154,312	$0	$0	$154,312

Total Investments	$179,465	$4,450,215	$15,400	$4,645,080

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(113,492)	0	(113,492)
U.S. Treasury Obligations	0	(5,679)	0	(5,679)
	$0	$(119,171)	$0	$(119,171)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	331	1,173	0	1,504
Over the counter	0	12,345	0	12,345
	$331	$13,518	$0	$13,849

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(151)	(435)	0	(586)
Over the counter	0	(24,809)	0	(24,809)

	$(151)	$(25,244)	$0	$(25,395)

Total Financial Derivative Instruments	$180	$(11,726)	$0	$(11,546)

Totals	$179,645	$4,319,318	$15,400	$4,514,363

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
AECOM Technology Corp.
3.844% (LIBOR03M + 1.750%) due 02/22/2025 ~	$1,000	$1,000
Aramark Services, Inc.
4.084% (LIBOR03M + 1.750%) due 03/11/2025 ~	499	499
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(j)	10,872	10,851
Brand Energy & Infrastructure Services, Inc.
6.584% - 6.612% (LIBOR03M + 4.250%) due 06/21/2024 ~	2,970	2,979
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024 ~	4,677	4,674
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~	700	702
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026 ~	1,700	1,697
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~	9,000	9,011
Delta Air Lines, Inc.
4.234% (LIBOR03M + 1.900%) due 09/30/2019 «(j)~	13,137	13,149
4.369% (LIBOR03M + 2.000%) due 05/09/2019 (j)~	1,983	1,984
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~	28,615	28,456
Lightstone Generation LLC
5.844% (LIBOR03M + 3.750%) due 01/30/2024 ~	4,187	4,211
Meredith Corp.
5.094% (LIBOR03M + 3.000%) due 01/31/2025 ~	399	400
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024 ~	4,690	4,694
Nielsen Finance LLC
4.046% (LIBOR03M + 2.000%) due 10/04/2023 ~	394	394
Norwegian Air Shuttle
4.337% (LIBOR03M + 2.000%) due 06/24/2026 «(j)~	14,216	13,876
6.837% (LIBOR03M + 4.500%) due 06/24/2021 «(j)~	7,628	7,643
Rise Ltd.
4.750% due 02/15/2039 «~(j)	2,729	2,701
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~	1,059	1,062
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~	2,801	2,806
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	6,700	6,520
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023 ~	6,577	6,558
Traverse Midstream Partners LLC
6.340% (LIBOR03M + 4.000%) due 09/27/2024 ~	363	364
Unitymedia Finance LLC
4.323% (LIBOR03M + 2.250%) due 01/15/2026 ~	1,500	1,494
Wand Merger Corp.
TBD% due 04/27/2019	4,200	4,174
Westmoreland Coal Co.
TBD% due 05/31/2020	882	900
WR Grace & Co.
4.084% (LIBOR03M + 1.750%) due 04/03/2025 ~	700	700

Total Loan Participations and Assignments (Cost $134,027)		133,499

CORPORATE BONDS & NOTES 70.9%
BANKING & FINANCE 28.0%
Allstate Corp.
6.500% due 05/15/2067 •	1,400	1,565
Ally Financial, Inc.
8.000% due 11/01/2031	4,300	5,135
American Financial Group, Inc.
4.500% due 06/15/2047	7,700	7,301
American International Group, Inc.
4.375% due 01/15/2055	13,200	11,446
4.800% due 07/10/2045	6,291	6,150
5.750% due 04/01/2048 •	600	593
American Tower Corp.
3.125% due 01/15/2027	6,300	5,639
3.375% due 10/15/2026	3,500	3,244
Arch Capital Finance LLC
5.031% due 12/15/2046	500	525

AvalonBay Communities, Inc.
3.900% due 10/15/2046		7,100	6,604
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		500	479
5.000% due 04/20/2048		4,100	3,788
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(h)(i)	EUR	10,000	11,969
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		9,300	11,461
Bank of America Corp.
3.419% due 12/20/2028 •		$4,738	4,465
3.593% due 07/21/2028 •		7,200	6,879
5.875% due 03/15/2028 •(h)		18,000	17,617
7.750% due 05/14/2038		7,700	10,458
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,417
Bank One Capital
8.750% due 09/01/2030		275	379
Barclays Bank PLC
7.625% due 11/21/2022 (i)		200	216
Barclays PLC
3.650% due 03/16/2025		4,400	4,130
4.337% due 01/10/2028		2,400	2,283
4.375% due 01/12/2026		5,000	4,869
4.972% due 05/16/2029 •		3,400	3,374
7.250% due 03/15/2023 •(h)(i)	GBP	3,140	4,264
7.875% due 09/15/2022 •(h)(i)		800	1,123
BGC Partners, Inc.
5.375% due 12/09/2019		$10,775	10,979
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,800	2,807
6.500% due 03/20/2021		17,619	17,707
BNP Paribas S.A.
7.375% due 08/19/2025 •(h)(i)		4,900	5,016
Brighthouse Financial, Inc.
4.700% due 06/22/2047		6,200	5,124
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,000	4,746
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,307
CBL & Associates LP
5.950% due 12/15/2026		700	590
Charles Schwab Corp.
5.000% due 12/01/2027 •(h)		2,500	2,397
Chubb INA Holdings, Inc.
4.350% due 11/03/2045		1,800	1,845
Citigroup, Inc.
3.200% due 10/21/2026		11,200	10,432
3.400% due 05/01/2026		1,000	950
3.668% due 07/24/2028 •		2,300	2,189
4.075% due 04/23/2029 •		7,400	7,269
4.750% due 05/18/2046		11,800	11,254
8.125% due 07/15/2039		2,900	4,089
CME Group, Inc.
4.150% due 06/15/2048		1,800	1,824
CoBank ACB
6.250% due 10/01/2026 •(h)		3,700	3,867
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		1,300	1,304
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		200	202
Credit Suisse AG
6.500% due 08/08/2023 (i)		7,675	8,182
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,000	1,979
Crown Castle International Corp.
4.000% due 03/01/2027		200	193
4.750% due 05/15/2047		2,400	2,269
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(h)		8,250	8,353
Deutsche Bank AG
4.250% due 10/14/2021		7,300	7,192
Digital Realty Trust LP
4.450% due 07/15/2028		3,400	3,416
Discover Bank
3.450% due 07/27/2026		2,000	1,858
Discover Financial Services
5.500% due 10/30/2027 •(h)		3,000	2,933
Doctors Co.
6.500% due 10/15/2023		10,150	10,865
E*TRADE Financial Corp.
4.500% due 06/20/2028		800	802
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	8,567	9,367
EPR Properties
4.500% due 06/01/2027		$1,567	1,499

4.950% due 04/15/2028		100	98
ERP Operating LP
4.500% due 07/01/2044		3,040	3,090
4.500% due 06/01/2045		1,200	1,214
Essex Portfolio LP
3.375% due 04/15/2026		5,600	5,324
Exeter Finance Corp.
9.750% due 05/20/2019 «		6,300	6,289
Farmers Exchange Capital
5.454% due 10/15/2054 •		10,200	10,299
Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	6,405
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,230
First American Financial Corp.
4.300% due 02/01/2023		900	898
First Republic Bank
4.625% due 02/13/2047		2,000	1,981
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		6,100	6,394
FMR LLC
6.450% due 11/15/2039		4,500	5,579
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		2,425	2,489
Freedom Mortgage Corp.
8.250% due 04/15/2025		4,100	4,049
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,691
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		32,615	31,634
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		6,200	6,015
4.017% due 10/31/2038 •		23,500	21,439
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,577
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,496
Guardian Life Insurance Co. of America
4.850% due 01/24/2077		7,903	7,718
Hartford Financial Services Group, Inc.
4.468% due 02/12/2067 •		2,900	2,748
High Street Funding Trust
4.682% due 02/15/2048		700	700
Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,901
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(h)	GBP	400	667
HSBC Holdings PLC
3.600% due 05/25/2023		$3,000	2,970
4.041% due 03/13/2028 •		5,600	5,440
5.250% due 09/16/2022 •(h)(i)	EUR	9,600	11,806
6.000% due 09/29/2023 •(h)(i)		1,055	1,382
6.250% due 03/23/2023 •(h)(i)		$4,400	4,323
6.500% due 03/23/2028 •(h)(i)		9,800	9,420
6.500% due 09/15/2037		100	117
6.800% due 06/01/2038		220	265
7.625% due 05/17/2032		1,800	2,293
Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(h)(i)	EUR	4,100	5,176
Itau Unibanco Holding S.A.
6.500% due 03/19/2023 •(h)(i)		$3,000	2,850
Jefferies Finance LLC
6.875% due 04/15/2022		600	602
7.375% due 04/01/2020		11,800	11,915
JPMorgan Chase & Co.
3.897% due 01/23/2049 •		16,000	14,390
4.005% due 04/23/2029 •		700	692
5.829% (US0003M + 3.470%) due 07/30/2018 ~(h)		15,000	15,162
6.100% due 10/01/2024 •(h)		6,000	6,203
6.125% due 04/30/2024 •(h)		14,200	14,608
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		700	683
Kimco Realty Corp.
4.450% due 09/01/2047		2,000	1,837
Legg Mason, Inc.
5.625% due 01/15/2044		300	313
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		900	1,102
Lincoln National Corp.
4.350% due 03/01/2048		3,000	2,778
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,000	3,696
4.344% due 01/09/2048		700	603
7.000% due 06/27/2019 •(h)(i)	GBP	300	404
7.875% due 06/27/2029 •(h)(i)		500	768

Manulife Financial Corp.
5.375% due 03/04/2046		$7,300	8,277
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,350
4.350% due 01/30/2047		200	200
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		1,000	988
8.875% due 06/01/2039		1,805	2,829
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		1,900	1,921
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,877
MetLife, Inc.
5.875% due 03/15/2028 •(h)		1,200	1,222
Morgan Stanley
4.000% due 07/23/2025		15,000	14,963
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,496
10.250% ~(h)	GBP	7	1,366
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	3,923
Navient Corp.
5.625% due 08/01/2033		6,015	5,113
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	397
4.875% due 04/15/2045		1,700	1,641
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		7,000	8,682
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	633
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028 (l)		4,900	4,731
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		600	593
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,605	22,965
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,343
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		7,000	7,267
Progressive Corp.
4.125% due 04/15/2047		500	490
Prudential Financial, Inc.
5.200% due 03/15/2044 •		5,000	4,987
Regency Centers LP
4.125% due 03/15/2028		100	99
4.400% due 02/01/2047		1,100	1,051
Rio Oil Finance Trust
8.200% due 04/06/2028		4,600	4,671
9.250% due 07/06/2024		3,441	3,699
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		5,700	5,543
4.892% due 05/18/2029 •		2,700	2,692
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(h)(i)	GBP	600	826
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(i)		$3,300	3,314
SL Green Realty Corp.
4.500% due 12/01/2022		2,800	2,846
Spirit Realty LP
4.450% due 09/15/2026		2,000	1,921
Springleaf Finance Corp.
6.125% due 05/15/2022		4,300	4,407
Stearns Holdings LLC
9.375% due 08/15/2020		2,600	2,613
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	4,995	6,930
Suzano Austria GmbH
7.000% due 03/16/2047		$3,240	3,349
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		3,500	3,352
4.375% due 09/15/2054 •		4,000	4,021
6.850% due 12/16/2039		371	492
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	777	1,163
5.661% due 10/13/2041		49	75
5.744% due 04/13/2040		97	150
7.623% due 07/13/2039		3,306	5,859
Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	973
Trust F
6.950% due 01/30/2044		3,300	3,251
U.S. Bancorp
5.300% due 04/15/2027 •(h)		3,600	3,595
UBS AG
7.625% due 08/17/2022 (i)		13,050	14,439

UBS Group Funding Switzerland AG
4.125% due 09/24/2025		6,600	6,558
UDR, Inc.
4.000% due 10/01/2025		600	597
UniCredit SpA
6.625% due 06/03/2023 •(h)(i)	EUR	2,800	3,250
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$1,100	1,028
4.875% due 06/01/2026 (l)		300	299
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	446
5.700% due 07/15/2043		630	694
Wachovia Capital Trust
5.570% due 07/30/2018 •(h)		1,180	1,170
Washington Prime Group LP
5.950% due 08/15/2024		5,450	5,257
WEA Finance LLC
3.750% due 09/17/2024		1,400	1,384
Wells Fargo & Co.
3.550% due 09/29/2025		7,400	7,178
3.584% due 05/22/2028 •		3,500	3,356
5.375% due 02/07/2035		1,600	1,772
5.375% due 11/02/2043		3,100	3,242
5.900% due 06/15/2024 •(h)		3,000	3,014
6.111% (US0003M + 3.770%) due 09/15/2018 ~(h)		6,033	6,120
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	4,617
Welltower, Inc.
5.125% due 03/15/2043		2,300	2,395
6.500% due 03/15/2041		900	1,093
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	20,153
7.950% due 03/15/2025		200	241
XLIT Ltd.
5.500% due 03/31/2045		2,000	2,082

			844,433

INDUSTRIALS 31.1%
AbbVie, Inc.
4.450% due 05/14/2046		7,000	6,715
4.700% due 05/14/2045		11,100	11,045
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,287
Activision Blizzard, Inc.
4.500% due 06/15/2047		4,800	4,638
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047		1,400	1,325
Allergan Funding SCS
4.550% due 03/15/2035		4,700	4,469
4.750% due 03/15/2045		3,000	2,896
4.850% due 06/15/2044		3,300	3,191
Amazon.com, Inc.
3.875% due 08/22/2037		1,800	1,762
4.050% due 08/22/2047		9,300	9,133
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,674	2,542
Amgen, Inc.
4.663% due 06/15/2051		24,953	24,755
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	1,967
Anadarko Petroleum Corp.
4.500% due 07/15/2044		5,000	4,670
6.450% due 09/15/2036		1,100	1,274
6.600% due 03/15/2046		300	362
7.000% due 11/15/2027		600	659
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036		10,000	10,158
4.900% due 02/01/2046		23,200	23,943
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058		7,200	7,057
4.950% due 01/15/2042		5,600	5,828
Anthem, Inc.
4.375% due 12/01/2047		4,700	4,375
4.550% due 03/01/2048		1,100	1,063
5.100% due 01/15/2044		500	517
Apache Corp.
5.250% due 02/01/2042		2,300	2,290
Apple, Inc.
3.750% due 09/12/2047		1,600	1,502
4.250% due 02/09/2047		8,000	8,127
4.375% due 05/13/2045		400	415
Bacardi Ltd.
5.300% due 05/15/2048		3,600	3,429
Baker Hughes a GE Co. LLC
4.080% due 12/15/2047		500	448

BAT Capital Corp.
4.390% due 08/15/2037	1,300	1,223
4.540% due 08/15/2047	9,700	9,086
Bayer U.S. Finance LLC
4.875% due 06/25/2048	3,400	3,446
Berry Global, Inc.
4.500% due 02/15/2026	700	655
Biogen, Inc.
5.200% due 09/15/2045	1,000	1,062
Braskem America Finance Co.
7.125% due 07/22/2041	3,200	3,600
Broadcom Corp.
3.875% due 01/15/2027	8,500	8,051
Caesars Resort Collection LLC
5.250% due 10/15/2025	3,200	3,036
Canadian Pacific Railway Co.
6.125% due 09/15/2115	8,300	10,010
CBS Corp.
4.900% due 08/15/2044	5,700	5,509
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	500	492
Celgene Corp.
4.350% due 11/15/2047	1,800	1,595
4.550% due 02/20/2048	400	366
4.625% due 05/15/2044	300	279
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	1,500	1,465
Cenovus Energy, Inc.
5.250% due 06/15/2037	3,740	3,686
5.400% due 06/15/2047	1,175	1,154
6.750% due 11/15/2039	6,200	6,824
Centene Escrow Corp.
5.375% due 06/01/2026	2,700	2,742
Charter Communications Operating LLC
5.375% due 05/01/2047	10,100	9,197
5.750% due 04/01/2048	6,100	5,922
6.834% due 10/23/2055	12,555	13,498
Church & Dwight Co., Inc.
3.950% due 08/01/2047	900	814
Cimarex Energy Co.
3.900% due 05/15/2027	1,400	1,346
4.375% due 06/01/2024	200	202
Comcast Corp.
3.400% due 07/15/2046	5,500	4,467
3.969% due 11/01/2047	6,517	5,750
4.000% due 08/15/2047	9,400	8,358
4.750% due 03/01/2044	1,300	1,282
Community Health Systems, Inc.
8.625% due 01/15/2024 (a)	4,300	4,322
Concho Resources, Inc.
4.850% due 08/15/2048 (a)	1,000	1,017
4.875% due 10/01/2047	1,100	1,112
Constellation Brands, Inc.
4.100% due 02/15/2048	2,000	1,785
4.500% due 05/09/2047	1,200	1,146
Continental Resources, Inc.
4.900% due 06/01/2044	1,200	1,179
Corp. Nacional del Cobre de Chile
4.500% due 08/01/2047	5,100	4,974
Covey Park Energy LLC
7.500% due 05/15/2025	950	974
Cox Communications, Inc.
4.800% due 02/01/2035	4,800	4,430
CRH America Finance, Inc.
4.500% due 04/04/2048	1,600	1,506
CVS Health Corp.
4.780% due 03/25/2038	400	397
5.050% due 03/25/2048	3,900	3,954
CVS Pass-Through Trust
4.704% due 01/10/2036	1,658	1,629
7.507% due 01/10/2032	14,675	17,225
8.353% due 07/10/2031	313	378
Dell International LLC
6.020% due 06/15/2026	3,000	3,159
8.100% due 07/15/2036	17,000	19,900
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	9,000	8,869
Diamondback Energy, Inc.
5.375% due 05/31/2025	200	200
Discovery Communications LLC
5.200% due 09/20/2047	5,100	4,961
DP World Ltd.
6.850% due 07/02/2037	4,010	4,587
Ecopetrol S.A.
7.375% due 09/18/2043	3,750	4,145

El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	11,683
Enbridge, Inc.
4.500% due 06/10/2044	271	249
Encana Corp.
6.625% due 08/15/2037	300	356
7.200% due 11/01/2031	4,700	5,681
Endo Dac
6.000% due 07/15/2023	1,650	1,365
Energy Transfer Partners LP
5.150% due 03/15/2045	3,500	3,123
6.125% due 12/15/2045	4,600	4,613
6.500% due 02/01/2042	4,400	4,541
7.500% due 07/01/2038	14,004	16,018
EnLink Midstream Partners LP
5.450% due 06/01/2047	1,200	1,012
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	17,646
4.850% due 03/15/2044	13,179	13,157
5.250% due 08/16/2077 •	2,900	2,704
5.950% due 02/01/2041	600	678
ERAC USA Finance LLC
3.300% due 12/01/2026	100	94
GATX Corp.
4.500% due 03/30/2045	1,038	966
General Electric Co.
5.000% due 01/21/2021 •(h)	22,300	22,027
6.875% due 01/10/2039	500	634
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,204
Georgia-Pacific LLC
8.875% due 05/15/2031	300	439
Gilead Sciences, Inc.
4.150% due 03/01/2047	5,465	5,231
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	500	643
Halliburton Co.
5.000% due 11/15/2045	4,600	4,916
HCA, Inc.
5.500% due 06/15/2047	5,000	4,600
Heineken NV
4.350% due 03/29/2047	3,000	2,974
Hess Corp.
5.800% due 04/01/2047	1,400	1,453
7.300% due 08/15/2031	1,974	2,298
Hidrovias International Finance SARL
5.950% due 01/24/2025	1,000	901
Humana, Inc.
4.800% due 03/15/2047	2,700	2,787
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	100	90
International Paper Co.
4.400% due 08/15/2047	9,600	8,750
5.150% due 05/15/2046	1,000	1,020
Kaiser Foundation Hospitals
4.150% due 05/01/2047	500	507
Kansas City Southern
4.300% due 05/15/2043	700	653
4.700% due 05/01/2048	5,000	4,859
4.950% due 08/15/2045	3,400	3,429
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	5,000	5,711
7.400% due 03/15/2031	100	116
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,222
7.420% due 02/15/2037	2,980	3,411
8.050% due 10/15/2030	3,825	4,563
Kraft Heinz Foods Co.
5.000% due 07/15/2035	1,600	1,580
5.200% due 07/15/2045	13,626	13,293
6.875% due 01/26/2039	3,500	4,118
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	2,521	2,368
Lockheed Martin Corp.
4.090% due 09/15/2052	200	190
Lowe’s Cos., Inc.
4.050% due 05/03/2047	2,900	2,748
Maple Escrow Subsidiary, Inc.
4.597% due 05/25/2028	4,800	4,825
Marathon Oil Corp.
5.200% due 06/01/2045	800	845
Masco Corp.
4.500% due 05/15/2047	6,000	5,268
McDonald’s Corp.
4.450% due 03/01/2047	1,400	1,395

Medtronic, Inc.
4.375% due 03/15/2035	1,077	1,115
4.625% due 03/15/2045	9,750	10,351
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	9,500	8,998
Metinvest BV
7.750% due 04/23/2023	2,000	1,881
MGM Resorts International
5.750% due 06/15/2025	3,400	3,413
Microsoft Corp.
3.450% due 08/08/2036	2,000	1,917
3.700% due 08/08/2046	1,900	1,849
4.100% due 02/06/2037	8,800	9,180
4.450% due 11/03/2045	3,500	3,774
4.500% due 02/06/2057	7,700	8,374
4.750% due 11/03/2055	4,000	4,556
Moody’s Corp.
3.250% due 01/15/2028	1,800	1,702
Motorola Solutions, Inc.
5.500% due 09/01/2044	3,000	2,805
MPLX LP
4.700% due 04/15/2048	1,900	1,770
Mylan NV
5.250% due 06/15/2046	15,400	15,044
Mylan, Inc.
5.400% due 11/29/2043 (l)	300	297
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (h)	11,000	11,138
NBCUniversal Media LLC
4.450% due 01/15/2043	11,000	10,413
5.950% due 04/01/2041	2,400	2,706
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	1,260	1,299
Newell Brands, Inc.
5.500% due 04/01/2046	800	781
Norfolk Southern Corp.
4.450% due 06/15/2045	4,500	4,540
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (e)(h)	1,253	20
ONEOK Partners LP
6.125% due 02/01/2041	7,090	7,784
6.200% due 09/15/2043	3,311	3,727
Oracle Corp.
3.850% due 07/15/2036	9,900	9,494
Owens Corning
4.300% due 07/15/2047	4,900	4,045
4.400% due 01/30/2048	300	251
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	6,300	6,000
Petroleos Mexicanos
6.350% due 02/12/2048	19,889	18,099
6.375% due 01/23/2045	5,200	4,802
6.750% due 09/21/2047	12,000	11,436
Pfizer, Inc.
5.600% due 09/15/2040	3,000	3,544
7.200% due 03/15/2039	5,224	7,251
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,328
4.250% due 11/10/2044	5,000	4,745
6.375% due 05/16/2038	200	242
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	20,683
QVC, Inc.
4.450% due 02/15/2025	4,615	4,465
5.450% due 08/15/2034	900	833
5.950% due 03/15/2043	4,015	3,798
Reynolds American, Inc.
6.150% due 09/15/2043	500	569
7.250% due 06/15/2037	660	828
Rockwell Collins, Inc.
3.500% due 03/15/2027	1,200	1,146
4.350% due 04/15/2047	700	672
Sanchez Energy Corp.
7.750% due 06/15/2021	500	429
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	1,000	1,014
Southern Co.
4.250% due 07/01/2036	1,600	1,576
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,708
Spectra Energy Partners LP
4.500% due 03/15/2045	1,675	1,556
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	4,300	4,225
Standard Industries, Inc.
5.000% due 02/15/2027	1,500	1,403

Stryker Corp.
4.625% due 03/15/2046		5,000	5,110
Syngenta Finance NV
5.676% due 04/24/2048		4,300	4,031
Tech Data Corp.
4.950% due 02/15/2027		900	885
Telefonica Emisiones S.A.U.
4.895% due 03/06/2048		7,000	6,471
5.213% due 03/08/2047		1,900	1,837
Tencent Holdings Ltd.
3.925% due 01/19/2038		400	365
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,586
Texas Eastern Transmission LP
4.150% due 01/15/2048		7,000	6,294
7.000% due 07/15/2032		1,000	1,235
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	1,001
Time Warner Cable LLC
5.250% due 07/15/2042	GBP	800	1,157
5.500% due 09/01/2041		$3,225	3,008
5.875% due 11/15/2040		2,641	2,590
6.550% due 05/01/2037		1,400	1,488
6.750% due 06/15/2039		4,859	5,192
7.300% due 07/01/2038		6,900	7,838
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		7,100	7,194
7.625% due 01/15/2039		1,900	2,497
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,400	4,245
Tyson Foods, Inc.
4.550% due 06/02/2047		200	192
4.875% due 08/15/2034		2,700	2,750
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		667	702
United Airlines Pass-Through Trust
4.300% due 02/15/2027		57	58
UnitedHealth Group, Inc.
3.750% due 10/15/2047		200	184
4.625% due 07/15/2035		9,358	9,854
4.750% due 07/15/2045		7,240	7,747
Univision Communications, Inc.
5.125% due 02/15/2025		1,900	1,760
Vale Overseas Ltd.
6.875% due 11/21/2036		2,600	2,932
6.875% due 11/10/2039		300	341
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		2,901	2,940
5.500% due 11/01/2025		300	297
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,054	2,091
Warner Media LLC
4.900% due 06/15/2042		3,700	3,414
Western Gas Partners LP
5.450% due 04/01/2044		2,000	1,891
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(c)		4,300	1,064
Williams Partners LP
4.850% due 03/01/2048		3,800	3,631
5.100% due 09/15/2045		400	396
Woodside Finance Ltd.
3.650% due 03/05/2025		100	98
Wynn Macau Ltd.
5.500% due 10/01/2027		23,600	22,597
Yara International ASA
4.750% due 06/01/2028		1,100	1,108
Yellowstone Energy LP
5.750% due 12/31/2026 «		1,473	1,497
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	194
Zoetis, Inc.
3.950% due 09/12/2047		1,400	1,298

			936,398

UTILITIES 11.8%
AT&T, Inc.
1.800% due 09/05/2026	EUR	100	117
2.350% due 09/05/2029		100	118
3.298% (US0003M + 0.950%) due 07/15/2021 ~		$5,150	5,201
4.300% due 02/15/2030		16,372	15,515
4.300% due 12/15/2042		6,813	5,806
4.350% due 06/15/2045		10,443	8,883
4.500% due 03/09/2048		10,177	8,769
4.750% due 05/15/2046		400	358
4.800% due 06/15/2044		6,000	5,460

5.150% due 11/15/2046		3,500	3,307
5.150% due 02/15/2050		5,400	5,054
5.300% due 08/15/2058		7,500	7,005
5.450% due 03/01/2047		19,100	18,802
BG Energy Capital PLC
5.125% due 10/15/2041		3,100	3,409
British Telecommunications PLC
9.625% due 12/15/2030		2,300	3,293
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	398
Commonwealth Edison Co.
4.000% due 03/01/2048		700	686
Connecticut Light & Power Co.
6.350% due 06/01/2036		535	685
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058		8,800	8,762
Consumers Energy Co.
4.050% due 05/15/2048		2,500	2,500
DTE Electric Co.
4.050% due 05/15/2048		1,600	1,598
Duke Energy Carolinas LLC
3.950% due 03/15/2048		6,000	5,833
Duke Energy Corp.
3.750% due 09/01/2046		9,050	8,044
3.950% due 08/15/2047		2,300	2,106
Duke Energy Progress LLC
3.600% due 09/15/2047		5,900	5,404
E.ON International Finance BV
6.650% due 04/30/2038		600	738
Electricite de France S.A.
4.950% due 10/13/2045		2,100	2,159
Emera U.S. Finance LP
4.750% due 06/15/2046		2,100	2,074
Emera, Inc.
6.750% due 06/15/2076 •		1,000	1,045
Enable Midstream Partners LP
5.000% due 05/15/2044		7,193	6,389
Enel Finance International NV
4.750% due 05/25/2047		3,000	2,845
Exelon Corp.
5.625% due 06/15/2035		200	232
Exelon Generation Co. LLC
5.600% due 06/15/2042		2,100	2,117
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	7,105
Florida Power & Light Co.
3.950% due 03/01/2048		4,600	4,521
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	7,000	9,431
Genesis Energy LP
6.250% due 05/15/2026		$1,300	1,228
6.500% due 10/01/2025		700	675
Georgia Power Co.
4.300% due 03/15/2042		300	300
Indiana Michigan Power Co.
4.550% due 03/15/2046		400	416
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	298
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,379
MidAmerican Energy Co.
4.250% due 05/01/2046		3,450	3,506
Monongahela Power Co.
5.400% due 12/15/2043		4,224	5,009
New England Power Co.
3.800% due 12/05/2047		6,300	6,038
NGPL PipeCo LLC
7.768% due 12/15/2037		1,800	2,124
NiSource, Inc.
3.950% due 03/30/2048		1,200	1,113
4.375% due 05/15/2047		1,700	1,656
5.650% due 02/01/2045		500	572
5.800% due 02/01/2042		300	346
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		560	529
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		979	487
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,446	1,312
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		4,662	1,247
Ohio Power Co.
4.150% due 04/01/2048		900	907
ONEOK, Inc.
4.950% due 07/13/2047		3,500	3,418
5.200% due 07/15/2048 (a)		3,200	3,266

Orange S.A.
9.000% due 03/01/2031		685	942
Pacific Gas & Electric Co.
3.950% due 12/01/2047		6,100	5,235
4.250% due 03/15/2046		7,800	6,957
Petrobras Global Finance BV
5.299% due 01/27/2025		3,081	2,851
5.999% due 01/27/2028		5,895	5,345
6.250% due 12/14/2026	GBP	900	1,202
7.375% due 01/17/2027		$6,300	6,308
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,000	911
Plains All American Pipeline LP
4.300% due 01/31/2043		1,500	1,243
4.700% due 06/15/2044		2,500	2,203
4.900% due 02/15/2045		8,200	7,418
5.150% due 06/01/2042		4,300	3,918
6.650% due 01/15/2037		1,912	2,058
PPL Capital Funding, Inc.
4.000% due 09/15/2047		1,700	1,559
Puget Sound Energy, Inc.
4.223% due 06/15/2048		2,700	2,748
San Diego Gas & Electric Co.
4.150% due 05/15/2048		1,200	1,205
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044		5,100	5,228
Shell International Finance BV
3.625% due 08/21/2042		1,000	914
3.750% due 09/12/2046		2,500	2,328
4.375% due 05/11/2045		1,925	1,976
Southern California Edison Co.
4.125% due 03/01/2048		1,200	1,137
Southern California Gas Co.
3.750% due 09/15/2042		1,200	1,141
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		3,400	3,374
Southwestern Electric Power Co.
6.200% due 03/15/2040		2,500	3,099
Sprint Corp.
7.250% due 09/15/2021		4,469	4,659
Verizon Communications, Inc.
4.672% due 03/15/2055		37,603	33,505
4.862% due 08/21/2046		2,000	1,917
5.012% due 08/21/2054		33,770	31,885
5.500% due 03/16/2047		2,700	2,837
Virginia Electric & Power Co.
3.800% due 09/15/2047		300	275
Vodafone Group PLC
5.250% due 05/30/2048		5,100	5,107

			357,080

Total Corporate Bonds & Notes (Cost $2,187,438)			2,137,911

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 0.6%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	3,087
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	3,601
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	928
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,638
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,629
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	377

			17,260

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		10,181	12,776

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029		1,450	1,494
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042		4,200	4,555
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		400	434

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,425

		8,908

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,098

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	655	670

NEW JERSEY 0.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	924

NEW YORK 0.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,861
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,117

		23,978

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	6,515
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	7,527
8.084% due 02/15/2050	1,000	1,624

		15,666

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,737

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	3,930

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,307

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	3,180	3,154

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,411

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,045	1,045

Total Municipal Bonds & Notes (Cost $94,262)		110,864

U.S. GOVERNMENT AGENCIES 4.1%
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	16,000	15,487
3.500% due 07/01/2048 - 08/01/2048	109,400	108,763

Total U.S. Government Agencies (Cost $123,561)		124,250

U.S. TREASURY OBLIGATIONS 33.7%
U.S. Treasury Bonds
2.500% due 02/15/2045	52,000	47,375
2.500% due 05/15/2046 (l)	59,539	54,050
2.750% due 08/15/2042 (l)	125,000	120,149
2.750% due 11/15/2042 (l)	97,900	94,055
2.750% due 08/15/2047 (l)	34,296	32,700
3.000% due 11/15/2044 (l)	23,400	23,467
3.000% due 05/15/2045	25,075	25,154
3.000% due 02/15/2048 (l)	201,331	201,842
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025 (n)	16,165	15,885
0.375% due 01/15/2027	31,116	30,240

U.S. Treasury Notes
2.000% due 08/15/2025 (l)(n)(p)		197,700	187,267
2.000% due 11/15/2026 (l)(n)(p)		34,800	32,607
2.875% due 05/15/2028 (l)		150,751	151,007

Total U.S. Treasury Obligations (Cost $1,029,795)			1,015,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Funding Trust
5.500% due 01/25/2036		244	212
5.750% due 03/25/2036		321	324
Bear Stearns Adjustable Rate Mortgage Trust
3.692% due 11/25/2034 ~		945	927
Bear Stearns ALT-A Trust
4.259% due 11/25/2034 ~		54	53
Berica Residential MBS SRL
0.000% due 03/31/2048 •	EUR	4,077	4,742
Chase Mortgage Finance Trust
3.442% due 12/25/2037 ^~		$419	389
Citigroup Mortgage Loan Trust
2.331% due 11/25/2036 •		1,206	1,210
Countrywide Alternative Loan Trust
2.421% due 09/25/2035 •		648	591
Countrywide Home Loan Mortgage Pass-Through Trust
3.480% due 04/20/2035 ~		12	12
5.500% due 03/25/2035		36	36
Deutsche ALT-A Securities, Inc.
2.231% due 07/25/2047 •		295	282
GSMPS Mortgage Loan Trust
2.441% due 03/25/2035 •		1,157	1,091
Homestar Mortgage Acceptance Corp.
2.541% due 07/25/2034 •		19	19
IndyMac Mortgage Loan Trust
2.391% due 07/25/2035 •		518	493
JPMorgan Mortgage Trust
3.689% due 11/25/2033 ~		16	16
Merrill Lynch Mortgage Investors Trust
3.624% due 05/25/2033 ~		14	14
3.717% due 10/25/2035 •		44	45
NAAC Reperforming Loan REMIC Trust Certificates
2.541% due 02/25/2035 ^•		1,654	1,496
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.161% due 02/25/2035 •		1,139	1,067
4.463% due 08/25/2035 ~		377	378
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,076
Residential Accredit Loans, Inc. Trust
3.918% due 02/25/2035 ^~		834	719
4.049% due 03/25/2035 ^~		492	465
Residential Funding Mortgage Securities, Inc. Trust
4.178% due 02/25/2036 ^~		565	521
Sequoia Mortgage Trust
3.023% due 05/20/2034 •		991	988
Structured Adjustable Rate Mortgage Loan Trust
3.714% due 03/25/2034 ~		25	25
WaMu Mortgage Pass-Through Certificates Trust
1.926% due 11/25/2041 ~		243	240
2.531% due 07/25/2044 •		492	488
Wells Fargo Mortgage-Backed Securities Trust
3.616% due 12/25/2033 ~		19	19
3.755% due 01/25/2035 ~		42	44
3.784% due 01/25/2035 ~		502	520

Total Non-Agency Mortgage-Backed Securities (Cost $19,509)			20,502

ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp. Home Equity Loan Trust
2.886% due 01/25/2035 •		1,139	1,130
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		3,232	3,256
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		5,590	5,779
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.766% due 07/25/2035 •		2,200	2,209
2.961% due 07/25/2034 •		601	604
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •		2,000	2,002
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		24	25
Bear Stearns Asset-Backed Securities Trust
2.511% due 12/25/2035 •		2,000	2,007
2.831% due 01/25/2034 •		7	7
Business Jet Securities LLC
4.335% due 02/15/2033		1,070	1,073
Eagle Ltd.
2.570% due 12/15/2039		287	286

ECAF Ltd.
4.947% due 06/15/2040		3,190	3,226
First Franklin Mortgage Loan Trust
2.811% due 05/25/2035 •		296	297
2.826% due 09/25/2035 •		1,463	1,473
Home Equity Asset Trust
3.141% due 07/25/2035 •		770	775
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		1,341	1,331
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		3,190	3,220
Lehman XS Trust
2.891% due 10/25/2035 •		303	300
MAPS Ltd.
4.212% due 05/15/2043		1,876	1,885
METAL LLC
4.581% due 10/15/2042		3,572	3,636
Morgan Stanley ABS Capital, Inc. Trust
2.411% due 11/25/2035 •		37	37
Morgan Stanley Home Equity Loan Trust
2.796% due 08/25/2035 •		535	538
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035 •		1,100	1,105
RAAC Trust
2.471% due 10/25/2046 •		134	132
2.571% due 03/25/2037 •		1,027	1,030
Residential Asset Mortgage Products Trust
2.341% due 08/25/2046 •		1,695	1,690
Residential Asset Securities Corp. Trust
2.551% due 10/25/2035 •		354	356
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		3,035	3,064
Saxon Asset Securities Trust
2.049% due 03/25/2035 ^•		767	752
SLM Student Loan Trust
3.860% due 04/25/2023 •		5,843	5,960
Sprite Ltd.
4.250% due 12/15/2037		2,401	2,424

Total Asset-Backed Securities (Cost $48,937)			51,609

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
2.500% due 12/31/2038		17,650	10,074
6.250% due 11/09/2047	EUR	5,400	4,935
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	49,032	1,547
40.000% (ARPP7DRR) due 06/21/2020 ~		98,003	3,530
Brazil Government International Bond
5.000% due 01/27/2045		$10,710	8,504
Mexico Government International Bond
4.600% due 01/23/2046		6,075	5,604
4.600% due 02/10/2048		4,100	3,776
Qatar Government International Bond
5.103% due 04/23/2048		4,300	4,297
Saudi Government International Bond
4.500% due 10/26/2046		11,300	10,459
4.625% due 10/04/2047		2,500	2,336
5.000% due 04/17/2049		5,600	5,460
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	23,900	1,910
Ukraine Government International Bond
7.375% due 09/25/2032		$1,000	860

Total Sovereign Issues (Cost $74,210)			63,292

	SHARES
WARRANTS 0.0%
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		8,823	11

Total Warrants (Cost $23)			11

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)		40,000	4,300
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		54,575	1,490

State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(h)		25,250	680

			6,470

UTILITIES 0.4%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	953
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,693
SCE Trust
5.000% due 06/26/2022 (h)		99,200	2,324
5.750% (US0003M + 2.990%) due 03/15/2024 ~(h)		161,000	4,339

			11,309

Total Preferred Securities (Cost $16,881)			17,779

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (k) 0.3%
			7,777

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Nigeria Open Market Operation Bills
12.004% due 12/13/2018 (f)	NGN	252,290	659
15.190% due 08/23/2018 (f)		202,000	549
15.302% due 09/06/2018 (f)		279,000	755
15.398% due 09/06/2018 (f)		157,000	425
15.696% due 11/08/2018 (f)		45,400	121
15.703% due 10/25/2018 (f)		207,000	551
19.005% due 08/09/2018 (f)		128,000	350

			3,410

ARGENTINA TREASURY BILLS 0.3%
8.172% due 09/14/2018 (d)(e)	ARS	227,900	7,937

NIGERIA TREASURY BILLS 0.3%
15.166% due 07/19/2018 - 12/06/2018 (d)	NGN	3,474,000	9,280

Total Short-Term Instruments (Cost $31,975)			28,404

Total Investments in Securities (Cost $3,760,618)			3,703,919

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		3,956,359	39,113

Total Short-Term Instruments (Cost $39,113)			39,113

Total Investments in Affiliates (Cost $39,113)			39,113

Total Investments 124.2% (Cost $3,799,731)			$3,743,032
Financial Derivative Instruments (m)(o) (0.4)% (Cost or Premiums, net $20,892)			(11,877)
Other Assets and Liabilities, net (23.8)%			(717,392)

Net Assets 100.0%			$3,013,763

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$10,872	$10,851	0.36%
Delta Air Lines, Inc.	4.234	09/30/2019	09/29/2014	13,138	13,149	0.44
Delta Air Lines, Inc.	4.369	05/09/2019	05/05/2014	1,983	1,984	0.07
Norwegian Air Shuttle	4.337	06/24/2026	06/25/2014 - 09/08/2014	14,216	13,876	0.46
Norwegian Air Shuttle	6.837	06/24/2021	06/25/2014	7,628	7,643	0.25
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,267	0.24
Rise Ltd.	4.750	02/15/2039	02/11/2014	2,737	2,701	0.09

				$57,574	$57,471	1.91%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$7,777	U.S. Treasury Notes 2.125% due 08/15/2021	$(7,936)	$7,777	$7,778

Total Repurchase Agreements						$(7,936)	$7,777	$7,778

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(878)	$(877)
	(0.250)	12/18/2017	TBD	(3)	(3,912)	(3,907)
BOM	2.160	06/26/2018	07/27/2018		(33,556)	(33,568)
GRE	2.020	05/31/2018	07/11/2018		(2,000)	(2,004)
IND	2.010	05/18/2018	07/09/2018		(1,658)	(1,662)
JPS	1.700	05/30/2018	07/05/2018		(133,705)	(133,914)
	1.990	04/25/2018	07/25/2018		(70,594)	(70,859)
NXN	1.990	05/07/2018	07/05/2018		(186,429)	(187,006)
RCY	2.000	05/18/2018	07/06/2018		(43,188)	(43,295)
	2.030	05/21/2018	07/11/2018		(2,484)	(2,490)
	2.030	06/27/2018	07/11/2018		(4,500)	(4,501)
SGY	1.950	06/15/2018	07/05/2018		(77,406)	(77,477)
	1.950	06/21/2018	07/05/2018		(3,700)	(3,702)
	2.000	06/27/2018	07/11/2018		(35,087)	(35,097)

Total Reverse Repurchase Agreements						$(600,359)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
GSC	2.000%	06/14/2018	07/13/2018	$(23,078)	$(23,101)
	2.050	06/26/2018	07/03/2018	(30,980)	(30,991)
UBS	1.980	05/07/2018	07/12/2018	(2,255)	(2,262)

Total Sale-Buyback Transactions					$(56,354)

(l)	Securities with an aggregate market value of $660,473 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(629,652) at a weighted average interest rate of 1.797%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(17) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$109.000	08/24/2018	854	$1,708	$7	$1
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	106.000	09/21/2018	157	157	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	221	221	2	0

Total Purchased Options					$10	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$117.500	07/27/2018	191	$191	$(33)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	191	191	(47)	(63)

Total Written Options					$(80)	$(66)

Futures Contracts:

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	107	EUR	(20,311)	$(109)	$0	$(31)
U.S. Treasury 2-Year Note September Futures	09/2018	834		$(176,665)	581	26	0

Total Futures Contracts					$472	$26	$(31)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.216%	$3,200	$(85)	$24	$(61)	$1	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.201	1,925	(51)	12	(39)	0	0

						$(136)	$36	$(100)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2020	0.280%		$3,900	$82	$(13)	$69	$0	$(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397		8,900	203	(22)	181	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.455		4,650	104	(7)	97	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.540		6,050	129	(10)	119	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.695		5,000	86	(8)	78	0	(4)
DISH DBS Corp.	5.000	Quarterly	06/20/2023	6.151		8,300	(43)	(325)	(368)	32	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.780		8,900	1,548	(290)	1,258	0	(5)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.955		3,600	676	(126)	550	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		2,600	463	(25)	438	0	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.823		1,400	9	3	12	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2020	0.317		6,200	105	(21)	84	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.355		17,800	317	(61)	256	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.384		1,800	33	(6)	27	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	3.189		1,300	(161)	197	36	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.323		5,700	137	(24)	113	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.369		18,000	440	(82)	358	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.470		6,800	165	(27)	138	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573		8,600	197	(40)	157	0	(2)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.317		10,000	158	(22)	136	1	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.516		900	11	6	17	0	0
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.486		2,000	39	(9)	30	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.360		9,400	215	(39)	176	2	0
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	1.073	EUR	2,800	652	(141)	511	0	(13)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.749		$7,200	111	(33)	78	0	(2)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.832	EUR	6,500	125	(72)	53	0	(1)

							$5,801	$(1,197)	$4,604	$40	$(39)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$1,552	$(45)	$16	$(29)	$1	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	1,649	(60)	14	(46)	0	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	7,700	(156)	(147)	(303)	0	(1)
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,252,300	20,689	(1,427)	19,262	632	0

					$20,428	$(1,544)	$18,884	$633	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.035%	Maturity	01/02/2020	BRL	279,700	$0	$(1,096)	$(1,096)	$20	$0
Pay	1-Year BRL-CDI	7.500	Maturity	01/02/2020		456,100	26	(1,072)	(1,046)	31	0
Pay	1-Year BRL-CDI	8.033	Maturity	01/04/2021		92,000	0	(504)	(504)	28	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		$75,000	3,128	(34)	3,094	43	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		15,800	1,195	231	1,426	18	0
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	431,400	18	(797)	(779)	74	0
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	31,200	(437)	(720)	(1,157)	0	(49)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		26,500	(454)	(363)	(817)	0	(44)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	75,500	48	702	750	0	(45)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		74,000	1,764	(1,295)	469	107	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,550	(173)	31	(142)	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		5,800	(305)	72	(233)	0	(6)
Pay(6)	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(1,603)	(1,543)	0	(317)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	23	(1,098)	0	(1)
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		4,420,000	(1,564)	(80)	(1,644)	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,510,900	(10)	(30)	(40)	0	(6)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		340,000	(17)	(16)	(33)	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		40,000	(1)	(2)	(3)	0	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,040,000	(985)	(87)	(1,072)	0	(7)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	(27)	(177)	8	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		2,000	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	(31)	(6)	52	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		468,600	0	(181)	(181)	106	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		4,700	0	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		626,900	(421)	90	(331)	144	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		744,600	0	(391)	(391)	176	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		72,300	(20)	26	6	0	(28)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		130,000	0	99	99	0	(49)
Pay	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	42	156	0	(1)
Pay	CPURNSA	1.303	Maturity	09/30/2020		19,500	483	187	670	0	(4)
Receive	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	338	403	0	(27)
Receive	UKRPI	3.585	Maturity	10/15/2046		800	32	67	99	0	(2)

							$1,300	$(6,425)	$(5,125)	$813	$(589)

Total Swap Agreements							$27,393	$(9,130)	$18,263	$1,487	$(629)

(n)	Securities with an aggregate market value of $79,090 and cash of $3,956 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	BRL	67,261	$	17,444	$90	$0
	07/2018	$	17,789	BRL	67,261	0	(435)
	07/2018		3,259	PLN	11,217	0	(265)
	08/2018	BRL	67,261	$	17,739	446	0
	08/2018	MXN	70,928		3,607	66	0
	08/2018	$	9,907	RUB	615,909	0	(154)
	08/2018		180	ZAR	2,258	0	(16)
	08/2018	ZAR	11,242	$	865	49	0
	09/2018	SGD	19,752		14,875	354	0
	01/2019	$	5,633	EGP	105,506	0	(89)
BPS	07/2018	ARS	150,313	$	5,476	279	0
	07/2018	JPY	197,765		1,821	35	0
	07/2018	$	10,613	ARS	300,626	12	(282)
	07/2018		104,782	EUR	90,057	387	0
	08/2018	EUR	90,057	$	105,015	0	(382)
	08/2018	HUF	176,404		680	53	0
BRC	07/2018	ARS	144,268		5,324	411	0
	08/2018	$	28,463	MXN	542,786	0	(1,366)
CBK	07/2018	GBP	29,758	$	39,426	152	0
	07/2018	$	106	MXN	2,144	2	0
	08/2018	MXN	253,680	$	12,426	20	(258)
	08/2018	RUB	353,143		5,470	0	(122)
	08/2018	$	1,400	ARS	28,910	0	(454)
	08/2018		5,138	MXN	102,530	28	(48)
	08/2018		18,902	TRY	85,880	0	(587)
	11/2018	NGN	43,017	$	114	0	(4)
DUB	07/2018	ARS	150,313		5,184	0	(12)
	07/2018	BRL	1,484		392	10	0
	07/2018	$	5,852	ARS	150,313	0	(655)
	07/2018		385	BRL	1,484	0	(2)
FBF	07/2018	BRL	51,930	$	13,718	319	0
	07/2018	$	13,468	BRL	51,930	0	(69)
	07/2018		8,411	COP	24,210,954	0	(156)
	08/2018	MXN	83,822	$	4,182	0	(3)
GLM	07/2018	COP	18,478,998		6,602	301	0
	07/2018	EUR	851		994	0	0
	07/2018	GBP	1,206		1,608	17	0
	07/2018	$	1,448	EUR	1,241	1	0
	07/2018		4,692	GBP	3,554	0	(1)
	08/2018	HUF	552,188	$	2,028	66	0
	08/2018	INR	311,938		4,500	0	(38)
	08/2018	$	8,461	EUR	7,252	26	0
	08/2018	ZAR	96,532	$	6,959	0	(46)
	09/2018	INR	201,144		2,889	0	(18)
HUS	07/2018	ARS	8,710		304	9	0
	07/2018	BRL	38,112		10,105	272	0
	07/2018	TRY	45,480		9,221	0	(605)
	07/2018	$	9,884	BRL	38,112	0	(51)
	07/2018		2,814	EUR	2,411	1	0
	08/2018		163	HUF	46,160	1	0
	08/2018		12,897	RUB	806,055	0	(132)
	08/2018		7,678	ZAR	97,715	0	(587)
	09/2018	CNH	1,273	$	200	9	0
	09/2018	$	1,189	ARS	32,385	0	(152)
	09/2018		7,473	INR	515,219	0	(28)
	10/2018	NGN	124,014	$	330	0	(9)
JPM	07/2018	AUD	170		128	2	0
	07/2018	COP	5,592,000		2,000	93	0
	07/2018	NZD	12,136		8,391	171	0
	07/2018	$	1,084	EUR	921	0	(8)
	07/2018		6,497	GBP	4,881	0	(55)
	07/2018		115	MXN	2,319	2	0
	07/2018		2,986	PLN	10,199	0	(263)
	08/2018	NGN	318,511	$	835	0	(41)
	08/2018	$	409	MXN	8,100	0	(5)
	08/2018		8,352	NZD	12,118	0	(145)
	08/2018	ZAR	26,367	$	2,066	153	0
	09/2018	ARS	646		22	1	0
	10/2018	NGN	825,040		2,185	0	(68)
	11/2018		1,006,311		2,679	0	(51)
	12/2018		217,726		576	0	(14)
MSB	07/2018	BRL	24,265		6,293	32	0
	07/2018	PLN	20,160		5,932	550	0
	07/2018	$	6,603	BRL	24,265	0	(342)
	07/2018		2,368	EUR	2,051	27	0
	10/2018	NGN	96,345	$	257	0	(7)
RBC	08/2018	$	437	MXN	9,005	13	0
SCX	07/2018	EUR	95,830	$	111,015	0	(896)
	07/2018	NGN	119,582		310	0	(20)
	07/2018	$	8,277	NZD	12,136	0	(58)
	08/2018	NZD	12,136	$	8,278	58	0
	09/2018	KRW	328,570		306	10	0
	09/2018	NGN	597,427		1,584	0	(54)
	10/2018		486,773		1,291	0	(39)
	11/2018		43,007		114	0	(3)
	01/2019	$	3,544	EGP	66,237	0	(64)
SOG	09/2018	ARS	136,574	$	4,614	285	0
TOR	07/2018	$	1,800	JPY	197,765	0	(14)
	08/2018	JPY	197,765	$	1,804	14	0
UAG	07/2018	$	29,789	GBP	22,529	0	(56)
	08/2018	GBP	22,529	$	29,831	58	0
	09/2018	HKD	1,834		234	0	0

Total Forward Foreign Currency Contracts						$4,885	$(9,229)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$52,000	$124	$42
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	72,450	531	441
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	8,500	253	282
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	8,700	418	567
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	3,900	184	255
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	159,300	391	14
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	44,700	94	5
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	8,500	884	181
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	22,700	1,075	454
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	10,400	315	345
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	18,000	508	520
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	300	14	27
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	5,000	338	155
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	20,900	1,045	505
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	5,000	155	166
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	12,700	584	847
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	3,900	187	256
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	4,600	265	86
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	28,500	2,636	208
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	12,800	1,216	876

Total Purchased Options							$11,217	$6,232

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018		$14,100	$(15)	$(8)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		24,000	(29)	(8)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	08/15/2018		3,100	(4)	(5)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018		9,600	(10)	(7)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		15,500	(15)	(5)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018		12,700	(13)	(7)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		8,200	(10)	(9)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.000	08/15/2018	EUR	18,700	(37)	(15)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$3,600	(6)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	19,500	(40)	(49)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$12,600	(18)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		5,400	(6)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		25,000	(26)	(21)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		5,900	(8)	(7)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	09/19/2018	EUR	19,200	(48)	(72)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018		19,400	(41)	(49)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		$9,800	(12)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		8,500	(14)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	7,900	(17)	(16)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$12,800	(14)	(3)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	7,000	(14)	(14)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		$5,400	(5)	(2)

							$(402)	$(306)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	3.700	07/12/2018	$30,401	$(269)	$(1,439)
CBK	Call - OTC USD versus MXN	MXN	20.500	07/09/2018	14,677	(145)	(67)
	Call - OTC USD versus MXN		20.650	08/09/2018	15,133	(195)	(145)

						$(609)	$(1,651)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	0

						$(213)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$36,600	$(260)	$(536)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	38,300	(418)	(799)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	17,100	(183)	(357)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	10,400	(123)	(48)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	6,900	(531)	(512)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	11,200	(105)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	11,200	(142)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	11,200	(146)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	9,400	(94)	(6)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	37,400	(884)	(151)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	116,200	(1,189)	(1,002)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	44,700	(315)	(655)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	77,600	(522)	(984)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,500	(15)	(41)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	21,800	(338)	(214)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	104,500	(1,055)	(866)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	21,500	(156)	(315)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	55,900	(587)	(1,166)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	17,100	(187)	(358)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	20,100	(263)	(82)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	14,400	(18)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	14,400	(18)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	15,000	(18)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	15,000	(18)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	125,400	(2,648)	(449)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	64,000	(1,216)	(1,309)

							$(11,449)	$(9,882)

Total Written Options							$(12,673)	$(11,839)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Intesa Sanpaolo	1.000%	Quarterly	06/20/2023	3.435%	EUR	3,000	$(382)	$(10)	$0	$(392)
BRC	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		$100	(1)	(1)	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		1,000	(10)	(5)	0	(15)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		1,800	(76)	11	0	(65)
CBK	Italy Government International Bond	1.000	Quarterly	12/20/2021	1.127		26,000	(765)	666	0	(99)
	Italy Government International Bond	1.000	Quarterly	06/20/2022	2.059		2,300	(64)	(23)	0	(87)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		1,000	(10)	(5)	0	(15)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.427		3,000	(178)	(11)	0	(189)
DUB	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507		15,050	116	(57)	59	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		2,100	(84)	8	0	(76)
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		300	(4)	(1)	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		2,500	(23)	(14)	0	(37)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		1,200	(48)	5	0	(43)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158		5,200	366	(206)	160	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363		200	(3)	0	0	(3)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		5,300	(46)	(33)	0	(79)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997		700	(29)	4	0	(25)
JPM	Southern Co.	1.000	Quarterly	12/20/2022	0.547		3,500	43	25	68	0
MYC	Entergy Corp.	1.000	Quarterly	03/20/2021	0.308		2,500	(271)	317	46	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507		22,600	138	(50)	88	0

								$(1,331)	$620	$421	$(1,132)

Credit Default Swaps on Credit Indices - Sell Protection (1)

									Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020		$900	$23	$80	$103	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,000	304	(21)	283	0
BRC	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	23,000	5	0	5	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		$250	20	15	35	0
	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	10,000	2	0	2	0
DUB	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023		48,000	12	(2)	10	0
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$31,000	(1,534)	1,632	98	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		2,500	211	143	354	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		600	(18)	15	0	(3)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,200	(111)	118	7	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		4,800	(693)	(224)	0	(917)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		5,000	(492)	141	0	(351)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021		150	13	8	21	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022		100	16	(2)	14	0
	iTraxx Japan 29 5-Year Index	1.000	Quarterly	06/20/2023	JPY	89,000	21	(3)	18	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		$1,600	(87)	92	5	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		2,400	(346)	(113)	0	(459)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059		1,600	(153)	9	0	(144)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047		2,275	(221)	61	0	(160)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		800	(24)	20	0	(4)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,000	(38)	38	0	0
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063		1,200	(167)	(62)	0	(229)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058		3,400	(353)	3	0	(350)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		700	(20)	17	0	(3)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		500	(14)	12	0	(2)

							$(3,644)	$1,977	$955	$(2,622)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.778%	Semi-Annual	11/14/2024	CLP	16,028,000	$0	$(336)	$0	$(336)

Total Swap Agreements								$(4,975)	$2,261	$1,376	$(4,090)

(p)

Securities with an aggregate market value of $12,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$78,759	$54,740	$133,499
Corporate Bonds & Notes
Banking & Finance	0	830,877	13,556	844,433
Industrials	0	934,901	1,497	936,398
Utilities	0	357,080	0	357,080
Municipal Bonds & Notes
California	0	17,260	0	17,260
Georgia	0	12,776	0	12,776
Illinois	0	8,908	0	8,908
Indiana	0	1,098	0	1,098
Michigan	0	670	0	670
New Jersey	0	924	0	924
New York	0	23,978	0	23,978
Ohio	0	15,666	0	15,666
Pennsylvania	0	14,737	0	14,737
Tennessee	0	3,930	0	3,930
Texas	0	5,307	0	5,307
Virginia	0	3,154	0	3,154
Washington	0	1,411	0	1,411
West Virginia	0	1,045	0	1,045
U.S. Government Agencies	0	124,250	0	124,250
U.S. Treasury Obligations	0	1,015,798	0	1,015,798
Non-Agency Mortgage-Backed Securities	0	20,502	0	20,502
Asset-Backed Securities	0	51,609	0	51,609
Sovereign Issues	0	63,292	0	63,292
Warrants
Utilities	11	0	0	11
Preferred Securities
Banking & Finance	2,170	4,300	0	6,470
Utilities	10,356	953	0	11,309
Short-Term Instruments
Repurchase Agreements	0	7,777	0	7,777
Short-Term Notes	0	3,410	0	3,410
Argentina Treasury Bills	0	7,937	0	7,937
Nigeria Treasury Bills	0	9,280	0	9,280
	$12,537	$3,621,589	$69,793	$3,703,919

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,113	$0	$0	$39,113

Total Investments	$51,650	$3,621,589	$69,793	$3,743,032

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	1,488	0	1,514
Over the counter	0	12,493	0	12,493
	$26	$13,981	$0	$14,007

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(695)	0	(726)
Over the counter	0	(25,158)	0	(25,158)

	$(31)	$(25,853)	$0	$(25,884)

Total Financial Derivative Instruments	$(5)	$(11,872)	$0	$(11,877)

Totals	$51,645	$3,609,717	$69,793	$3,731,155

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$61,532	$0	$(6,511)	$0	$64	$(345)	$0	$0	$54,740	$(312)
Corporate Bonds & Notes
Banking & Finance	13,752	0	0	7	0	(203)	0	0	13,556	(203)
Industrials	1,542	0	0	0	0	(45)	0	0	1,497	(45)
Asset-Backed Securities	8,946	0	(65)	(2)	0	(36)	0	(8,843)	0	0

Totals	$85,772	$0	$(6,576)	$5	$64	$(629)	$0	$(8,843)	$69,793	$(560)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$52,039	Proxy Pricing	Base Price	96.180 - 100.125
	2,701	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes
Banking & Finance	6,289	Reference Instrument	Spread Movement	24.000 bps
	7,267	Reference Instrument	OAS Spread	525.729 bps
Industrials	1,497	Proxy Pricing	Base Price	101.670

Total	$69,793

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Real Return Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.5% ¤
CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 2.6%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$102
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		20	20
Bank of America Corp.
5.875% due 03/15/2028 •(f)		160	157
Barclays PLC
8.000% due 12/15/2020 •(f)(g)	EUR	220	285
BRFkredit A/S
2.500% due 10/01/2047	DKK	54	9
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	200	250
Deutsche Bank AG
3.805% (US0003M + 1.450%) due 01/18/2019 ~		$100	100
4.250% due 10/14/2021		1,000	985
Emerald Bay S.A.
0.000% due 10/08/2020 (c)	EUR	492	538
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		$200	195
International Lease Finance Corp.
6.250% due 05/15/2019		100	103
8.250% due 12/15/2020		1,000	1,103
John Deere Capital Corp.
2.622% (US0003M + 0.290%) due 06/22/2020 ~		200	200
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		200	200
7.000% due 06/27/2019 •(f)(g)	GBP	200	270
Macquarie Bank Ltd.
2.662% (US0003M + 0.350%) due 04/04/2019 ~		$100	100
Navient Corp.
4.875% due 06/17/2019		200	201
8.000% due 03/25/2020		200	212
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	2	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		129	21
Realkredit Danmark A/S
2.500% due 07/01/2047		108	18
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$300	300
4.519% due 06/25/2024 •		200	200
UBS AG
2.639% due 12/07/2018 •		700	701
2.901% due 06/08/2020 •		700	702

			6,972

INDUSTRIALS 3.5%
Allergan Funding SCS
3.000% due 03/12/2020		200	199
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,035
BAT Capital Corp.
2.945% due 08/14/2020 •		200	201
CVS Health Corp.
3.700% due 03/09/2023		1,300	1,288
Daimler Finance North America LLC
2.250% due 09/03/2019		500	495
Dell International LLC
3.480% due 06/01/2019		800	802
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc.
2.750% due 01/30/2023		200	193
EMC Corp.
2.650% due 06/01/2020		600	583
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		300	300
Mylan NV
3.750% due 12/15/2020		700	705

Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		300	305
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	412
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		90	90
VMware, Inc.
2.950% due 08/21/2022		100	96
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	692
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,288
3.375% due 11/30/2021		200	198

			9,082

UTILITIES 1.5%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		400	402
3.298% (US0003M + 0.950%) due 07/15/2021 ~		800	808
5.150% due 02/15/2050		200	187
5.300% due 08/15/2058		100	93
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		100	100
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	100	118
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		$470	471
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	952
6.250% due 12/14/2026	GBP	100	134
7.375% due 01/17/2027		$400	401
8.750% due 05/23/2026		100	108
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		100	100

			3,874

Total Corporate Bonds & Notes (Cost $20,223)			19,928

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048		27,510	27,410
4.000% due 08/01/2048		14,300	14,558
Freddie Mac
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~		34	34
2.451% (LIBOR01M + 0.360%) due 10/25/2029 ~		221	219
6.980% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~		32	32

Total U.S. Government Agencies (Cost $41,994)			42,253

U.S. TREASURY OBLIGATIONS 124.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020		292	289
0.125% due 04/15/2022 (k)		583	571
0.125% due 07/15/2024		865	841
0.250% due 01/15/2025		211	205
0.500% due 01/15/2028 (i)		17,951	17,566
0.625% due 04/15/2023 (k)		1,311	1,309
0.625% due 01/15/2024		1,481	1,479
0.625% due 01/15/2026		3,796	3,776
0.625% due 02/15/2043		5,645	5,348
0.750% due 02/15/2042 (i)		27,376	26,757
0.750% due 02/15/2045		4,096	3,978
0.875% due 02/15/2047 (i)		26,453	26,482
1.000% due 02/15/2046		14,835	15,295
1.000% due 02/15/2048		14,339	14,835
1.375% due 02/15/2044 (i)		14,814	16,554
1.750% due 01/15/2028 (k)		13	14
2.000% due 01/15/2026		40	44
2.125% due 02/15/2040 (i)		30,151	37,939
2.125% due 02/15/2041 (i)		36,371	46,096
2.500% due 01/15/2029 (i)		35,180	41,370
3.375% due 04/15/2032		2,645	3,534
3.625% due 04/15/2028 (i)		20,184	25,646
3.875% due 04/15/2029 (i)		26,110	34,448

Total U.S. Treasury Obligations (Cost $324,545)			324,376

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Adjustable Rate Mortgage Trust
3.369% due 01/25/2036 ^~		120	115
Alliance Bancorp Trust
2.331% due 07/25/2037 •		235	206
Banc of America Funding Trust
3.946% due 03/20/2036 ~		194	188

Banc of America Mortgage Trust
3.643% due 11/25/2035 ^~	20	20
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~	24	22
4.137% due 07/25/2036 ^~	46	44
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	40	40
Citigroup Mortgage Loan Trust, Inc.
3.854% due 12/25/2035 ^~	290	218
3.890% due 09/25/2035 •	36	36
Countrywide Alternative Loan Trust
2.558% due 12/25/2035 •	248	228
3.695% due 02/25/2037 ^~	177	173
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	42	34
GMAC Mortgage Corp. Loan Trust
3.796% due 11/19/2035 ~	209	201
Merrill Lynch Mortgage Investors Trust
2.751% due 09/25/2029 •	196	196
Residential Accredit Loans, Inc. Trust
2.271% due 06/25/2046 •	192	84
Residential Asset Securitization Trust
2.491% due 05/25/2035 •	317	276
2.541% due 12/25/2036 ^•	378	128
5.000% due 08/25/2019	20	20
5.750% due 03/25/2037	138	90
6.250% due 10/25/2036 ^	215	205
Structured Adjustable Rate Mortgage Loan Trust
3.820% due 07/25/2035 ^~	127	119
Structured Asset Mortgage Investments Trust
2.301% due 04/25/2036 •	16	15
Thornburg Mortgage Securities Trust
2.831% due 09/25/2044 •	197	195
Wachovia Mortgage Loan Trust LLC
3.703% due 10/20/2035 ~	131	122
WaMu Mortgage Pass-Through Certificates Trust
2.361% due 12/25/2045 •	105	104
3.315% due 08/25/2036 ^~	76	72
3.368% due 09/25/2033 ~	67	68
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	20	17
Wells Fargo Mortgage-Backed Securities Trust
3.748% due 07/25/2034 ~	99	102

Total Non-Agency Mortgage-Backed Securities (Cost $3,267)		3,338

ASSET-BACKED SECURITIES 4.4%
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	33	18
Apidos CLO
3.335% due 01/19/2025 •	74	75
Argent Mortgage Loan Trust
2.331% due 05/25/2035 •	71	68
Citigroup Mortgage Loan Trust
2.321% due 12/25/2036 •	109	80
Citigroup Mortgage Loan Trust, Inc.
2.421% due 10/25/2036 •	300	285
Countrywide Asset-Backed Certificates
2.231% due 05/25/2035 •	41	39
2.231% due 07/25/2037 •	27	25
2.341% due 03/25/2037 •	200	183
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •	24	15
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)	600	600
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	200	200
Figueroa CLO Ltd.
2.925% due 06/20/2027 •	400	400
First Franklin Mortgage Loan Trust
2.561% due 11/25/2036 •	500	443
Fremont Home Loan Trust
2.226% due 10/25/2036 •	76	72
GSAMP Trust
3.066% due 03/25/2035 ^•	419	367
Home Equity Asset Trust
2.946% due 08/25/2034 •	34	33
Home Equity Mortgage Loan Asset-Backed Trust
2.311% due 04/25/2037 •	130	107
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •	250	250
IndyMac Mortgage Loan Trust
2.161% due 07/25/2036 •	122	55
Jamestown CLO Ltd.
3.218% due 01/15/2028 •	300	299

JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		250	250
Lehman XS Trust
4.884% due 06/25/2036		75	73
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		400	400
MASTR Specialized Loan Trust
3.291% due 07/25/2035 •		1,417	1,336
Monarch Grove CLO
3.240% due 01/25/2028 •		400	400
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 10/25/2036 •		144	136
Morgan Stanley Mortgage Loan Trust
3.717% due 11/25/2036 ^•		804	427
Navient Student Loan Trust
3.241% due 03/25/2066 •		485	495
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		290	290
OFSI Fund Ltd.
3.503% due 04/17/2025 •		23	23
Renaissance Home Equity Loan Trust
3.191% due 09/25/2037 •		480	274
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		500	500
Soundview Home Loan Trust
2.151% due 11/25/2036 •		333	152
2.371% due 05/25/2036 •		200	192
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		657	658
Symphony CLO Ltd.
3.378% due 10/15/2025 •		689	689
Telos CLO Ltd.
3.303% due 04/17/2028 •		300	300
Venture CLO Ltd.
3.119% due 02/28/2026 •		640	637
VOLT LLC
3.125% due 09/25/2047		159	158
3.500% due 03/25/2047		67	67
WhiteHorse Ltd.
3.010% due 04/17/2027 •		300	299

Total Asset-Backed Securities (Cost $11,597)			11,370

SOVEREIGN ISSUES 17.0%
Argentina Government International Bond
5.875% due 01/11/2028		300	245
6.875% due 01/26/2027		800	707
22.844% (BADLARPP) due 10/04/2022 ~	ARS	100	5
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	67
40.000% (ARPP7DRR) due 06/21/2020 ~		11,164	402
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	632	482
3.000% due 09/20/2025 (e)		1,495	1,291
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (c)	BRL	8,850	2,247
0.000% due 01/01/2019 (c)		25,810	6,446
Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	759	762
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	40	49
3.750% due 07/26/2023		120	154
3.875% due 05/06/2022		100	128
4.250% due 11/04/2025		90	120
France Government International Bond
0.100% due 03/01/2025 (e)		924	1,177
0.250% due 07/25/2024 (e)		429	553
1.850% due 07/25/2027 (e)		704	1,049
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (e)		100	121
2.350% due 09/15/2024 (e)		734	929
Mexico Government International Bond
4.500% due 11/22/2035 (e)	MXN	7,192	399
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	426	303
2.500% due 09/20/2035 (e)		1,350	1,007
Qatar Government International Bond
3.875% due 04/23/2023		$300	300
5.103% due 04/23/2048		200	200
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	15,382	23,500
0.125% due 03/22/2046 (e)		99	207
0.125% due 08/10/2048 (e)		92	199
0.125% due 11/22/2065 (e)		336	977

4.250% due 12/07/2027		200	334

Total Sovereign Issues (Cost $45,699)			44,360

SHORT-TERM INSTRUMENTS 3.7%
COMMERCIAL PAPER 0.6%
Bank of Montreal
1.537% due 07/03/2018	CAD	500	380
Bank of Nova Scotia
1.543% due 07/03/2018		1,700	1,293

			1,673

REPURCHASE AGREEMENTS (h) 0.3%
			895

ARGENTINA TREASURY BILLS 0.3%
2.817% due 07/13/2018 - 11/16/2018 (b)(c)		$681	674
25.442% due 09/14/2018 (b)(c)	ARS	1,300	42

			716

GREECE TREASURY BILLS 0.7%
1.136% due 07/13/2018 - 10/05/2018 (b)(c)	EUR	1,520	1,773

JAPAN TREASURY BILLS 1.8%
(0.156)% due 07/30/2018 (c)(d)	JPY	510,000	4,607

Total Short-Term Instruments (Cost $9,857)			9,664

Total Investments in Securities (Cost $457,182)			455,289

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		439,091	4,341

Total Short-Term Instruments (Cost $4,341)			4,341

Total Investments in Affiliates (Cost $4,341)			4,341

Total Investments 176.2% (Cost $461,523)			$459,630
Financial Derivative Instruments (j)(l) 0.4% (Cost or Premiums, net $(2,593))			1,032
Other Assets and Liabilities, net (76.6)%			(199,784)

Net Assets 100.0%			$260,878

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$895	U.S. Treasury Notes 2.000% due 02/15/2022	$(915)	$895	$895

Total Repurchase Agreements						$(915)	$895	$895

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	1.910%	04/13/2018	07/12/2018	$(5,297)	$(5,320)
	1.960	05/02/2018	07/10/2018	(5,187)	(5,204)
GRE	1.950	04/23/2018	07/23/2018	(6,155)	(6,179)
	2.020	05/09/2018	07/11/2018	(31,014)	(31,108)
	2.020	06/22/2018	07/11/2018	(38,415)	(38,436)
	2.110	06/08/2018	07/09/2018	(6,468)	(6,477)
	2.150	06/11/2018	07/11/2018	(12,984)	(13,000)
JPS	1.850	06/01/2018	07/06/2018	(4,108)	(4,115)
RCY	2.000	05/18/2018	07/06/2018	(18,414)	(18,460)
	2.050	05/22/2018	07/09/2018	(30,489)	(30,560)

Total Reverse Repurchase Agreements					$(158,859)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Fannie Mae, TBA	3.000%	08/01/2048	$2,900	$(2,798)	$(2,806)

Total Short Sales (1.1)%				$(2,798)	$(2,806)

(i)	Securities with an aggregate market value of $161,323 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(159,943) at a weighted average interest rate of 1.869%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$119.750	08/24/2018	1	$1	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	120.500	08/24/2018	276	276	3	1
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	120.750	08/24/2018	108	108	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	123.000	08/24/2018	7	7	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	123.500	08/24/2018	71	71	1	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	124.000	08/24/2018	6	6	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.000	09/21/2018	15	15	0	0
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.500	09/21/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	106.500	08/24/2018	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.000	08/24/2018	10	10	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.500	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	1	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	111.000	08/24/2018	1	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	112.000	08/24/2018	6	6	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	117.000	08/24/2018	3	3	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	118.000	08/24/2018	3	3	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	120.000	08/24/2018	18	18	0	0
Put - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	121.000	08/24/2018	10	10	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	169.000	08/24/2018	18	18	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	190.000	08/24/2018	1	1	0	0

					$5	$1

Total Purchased Options					$5	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	11	$11	$(3)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	122.000	07/27/2018	11	11	(3)	(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	141.000	07/27/2018	1	1	(1)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	2	2	(1)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	6	6	(4)	(2)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	6	6	(4)	(6)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	7	7	(4)	(4)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	6	6	(4)	(3)

					$(24)	$(17)

Total Written Options					$(24)	$(17)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	10	EUR	1,898	$16	$3	$0
U.S. Treasury 10-Year Note September Futures	09/2018	29		$3,485	9	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	1		145	2	0	0

					$27	$3	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2018	7	AUD	(577)	$(2)	$0	$0
Australia Government 10-Year Bond September Futures	09/2018	6		(574)	(8)	1	(1)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	20	EUR	(32)	(20)	0	(3)
Euro-BTP Italy Government Bond September Futures	09/2018	3		(446)	3	0	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	35		(6,317)	(72)	0	(28)
Japan Government 10-Year Bond September Futures	09/2018	3	JPY	(4,087)	(5)	1	(1)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	10	EUR	(1)	6	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	469		$(53,286)	(116)	11	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	135		(17,312)	(138)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	1		(160)	(6)	0	0
United Kingdom Long Gilt September Futures	09/2018	116	GBP	(18,839)	(238)	39	0

					$(596)	$52	$(38)

Total Futures Contracts					$(569)	$55	$(38)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR 100	$2	$0	$2	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$3,569	$(228)	$14	$(214)	$0	$(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(25)	(6)	(31)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(110)	36	(74)	0	(2)

						$(363)	$44	$(319)	$0	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,020	$3	$97	$100	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		100	0	1	1	1	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	(5)	(2)	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	3,000	1	8	9	4	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(29)	(25)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$100	(1)	2	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		8,200	160	5	165	1	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	(138)	(62)	0	(3)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	(38)	(29)	0	(1)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,250	(4)	114	110	2	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	88	238	5	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	156	245	8	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		290	(2)	1	(1)	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		12,600	(866)	79	(787)	0	(13)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		3,000	300	216	516	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		1,400	167	(28)	139	2	0
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020	GBP	7,450	1	(32)	(31)	2	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		5,640	132	(96)	36	8	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,840	(107)	33	(74)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	340,000	(6)	(9)	(15)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	(1)	(2)	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		320,000	(17)	(14)	(31)	0	(1)
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	300	0	0	0	0	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021		890	2	15	17	1	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023		4,800	0	2	2	0	(3)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		100	0	(1)	(1)	0	0
Receive	CPTFEMU	1.620	Maturity	05/15/2028		670	0	1	1	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	2	1	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	(5)	(4)	0	0
Receive	CPURNSA	2.070	Maturity	10/04/2019		$5,500	0	(50)	(50)	0	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	4	9	13	0	(1)
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	8	13	0	(1)
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	17	72	0	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	7	25	0	0
Pay	CPURNSA	2.220	Maturity	04/13/2023		2,040	0	7	7	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		400	0	1	1	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		610	0	(1)	(1)	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	(23)	(118)	0	(1)
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	(10)	(40)	0	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		400	0	0	0	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		600	0	1	1	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		610	0	1	1	0	0
Receive	CPURNSA	2.370	Maturity	06/06/2028		1,300	0	0	0	0	0
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	120	0	0	0	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		550	0	0	0	0	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		810	0	(4)	(4)	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		290	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,440	0	(2)	(2)	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		200	0	0	0	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		230	1	2	3	0	0
Receive	UKRPI	3.300	Maturity	12/15/2030	GBP	4,670	(260)	238	(22)	0	(13)
Receive	UKRPI	3.530	Maturity	10/15/2031		1,600	(8)	69	61	0	(4)
Receive	UKRPI	3.470	Maturity	09/15/2032		1,430	(1)	34	33	0	(4)
Receive	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	353	122	4	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(28)	(30)	0	0
Pay	UKRPI	3.428	Maturity	03/15/2047		980	75	(75)	0	1	0

							$(376)	$976	$600	$52	$(54)

Total Swap Agreements							$(737)	$1,020	$283	$52	$(58)

(k)	Securities with an aggregate market value of $1,772 and cash of $1,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	3,420	$	118	$0	$0
	07/2018	$	132	ARS	3,420	0	(14)
	07/2018		2,672	AUD	3,619	7	0
	07/2018		249	EUR	213	0	(1)
	08/2018	AUD	3,619	$	2,672	0	(7)
BPS	07/2018	ARS	10,240		373	19	0
	07/2018	BRL	8,800		2,511	240	0
	07/2018	EUR	4,448		5,159	0	(35)
	07/2018	$	736	ARS	20,870	1	(19)
	07/2018		2,408	BRL	8,800	0	(137)
	07/2018		1,367	JPY	148,500	0	(26)
	08/2018	ARS	16,155	$	600	71	0
	10/2018	BRL	4,650		1,348	160	0
	01/2019		8,846		2,386	143	0
CBK	07/2018		2,376		616	3	0
	07/2018	CAD	1,700		1,311	18	0
	07/2018	GBP	19,520		25,862	100	0
	07/2018	RUB	51,133		809	0	(5)
	07/2018	$	635	BRL	2,376	0	(21)
	01/2019	BRL	2,454	$	645	23	0
DUB	07/2018	ARS	6,819		235	0	(1)
	07/2018	BRL	11,000		3,186	348	0
	07/2018	$	249	ARS	6,819	0	(13)
	07/2018		2,853	BRL	11,000	0	(15)
FBF	07/2018	EUR	30	$	37	2	0
GLM	07/2018	AUD	3,619		2,721	42	0
	07/2018	CAD	500		386	5	0
	07/2018	GBP	356		475	5	0
	07/2018	$	667	COP	1,923,177	0	(12)
	07/2018		345	GBP	256	0	(7)
	09/2018	INR	48,299	$	701	3	0
HUS	07/2018	BRL	3,000		856	82	0
	07/2018	EUR	247		288	0	0
	07/2018	$	778	BRL	3,000	0	(4)
	07/2018		811	RUB	51,133	2	0
	08/2018	EUR	1,100	$	1,363	73	0
	08/2018	RUB	51,133		807	0	(2)
	08/2018	$	772	RUB	48,242	0	(8)
	09/2018	CNH	8,179	$	1,285	56	0
	09/2018	$	724	INR	49,913	0	(3)
	10/2018	EUR	50	$	62	3	0
JPM	07/2018	BRL	10,028		2,601	13	0
	07/2018	CAD	2,338		1,804	26	0
	07/2018	EUR	842		1,003	20	0
	07/2018	JPY	350,000		3,221	54	0
	07/2018	NZD	1,824		1,284	49	0
	07/2018	$	2,739	BRL	10,028	0	(152)
	01/2019	BRL	10,336	$	2,783	162	0
MSB	07/2018		2,400		695	76	0
	07/2018	JPY	160,000		1,472	25	0
	07/2018	$	622	BRL	2,400	0	(3)
	09/2018	ARS	1,126	$	51	14	0
RYL	10/2018	EUR	160		200	12	0
SCX	07/2018	BRL	4,099		1,063	5	0
	07/2018	$	1,117	BRL	4,099	0	(60)
	10/2018	BRL	4,200	$	1,215	142	0
	01/2019		4,174		1,121	63	0
SOG	08/2018	$	29	ARS	602	0	(9)
SSB	07/2018		5,988	EUR	5,144	19	0
	08/2018	EUR	5,144	$	6,001	0	(19)
TOR	07/2018	JPY	148,500		1,352	10	0
	08/2018	$	1,354	JPY	148,500	0	(10)
UAG	07/2018		25,943	GBP	19,620	0	(49)
	08/2018	GBP	19,620	$	25,979	50	0
	08/2018	MXN	3,693		189	4	0
	09/2018	$	398	IDR	5,661,240	0	(6)

Total Forward Foreign Currency Contracts						$2,150	$(638)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720%	07/16/2018	$3,900	$44	$85
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,600	100	155

							$144	$240

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	$71.500	08/06/2018	$11,300	$1	$0
FAR	Call - OTC Fannie Mae, TBA 3.000% due 08/01/2048	109.000	08/06/2018	1,100	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	73.000	07/05/2018	5,710	0	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	17,000	1	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	1,000	0	0

					$2	$0

Total Purchased Options					$146	$240

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$700	$(1)	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		1,400	(1)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	2,000	(4)	(3)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$300	(1)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		400	0	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		600	(1)	(1)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	4,100	(8)	(10)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$400	(1)	0

							$(17)	$(16)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$912	$(10)	$(7)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$93,600	$(834)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(53)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(27)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(20)

							$(1,858)	$(100)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$2,500	$(14)	$(9)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$21,400	$(17)	$(31)

Total Written Options						$(1,916)	$(163)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.621%	$1,000	$(17)	$20	$3	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	200	(17)	12	0	(5)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	300	(26)	19	0	(7)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	200	(13)	4	0	(9)

							$(73)	$55	$3	$(21)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	3,480	$0	$0	$0	$0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	0	0	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		1,830	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	(1)	0	(1)
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$900	6	(75)	0	(69)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(130)	0	(130)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	1	1	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,430	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	0	0	0
	Receive	CPURNSA	2.060	Maturity	05/12/2025		$20,900	0	(322)	0	(322)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	1,130	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	0	0	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		1,760	0	0	0	0
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	0	0	0
MYC	Receive	CPURNSA	1.805	Maturity	09/20/2026		$300	0	(16)	0	(16)

								$6	$(540)	$4	$(538)

Total Swap Agreements								$(67)	$(485)	$7	$(559)

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,972	$0	$6,972
Industrials	0	9,082	0	9,082
Utilities	0	3,874	0	3,874
U.S. Government Agencies	0	42,253	0	42,253
U.S. Treasury Obligations	0	324,376	0	324,376
Non-Agency Mortgage-Backed Securities	0	3,338	0	3,338
Asset-Backed Securities	0	11,370	0	11,370
Sovereign Issues	0	44,360	0	44,360
Short-Term Instruments
Commercial Paper	0	1,673	0	1,673
Repurchase Agreements	0	895	0	895
Argentina Treasury Bills	0	716	0	716
Greece Treasury Bills	0	1,773	0	1,773
Japan Treasury Bills	0	4,607	0	4,607
	$0	$455,289	$0	$455,289

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,341	$0	$0	$4,341

Total Investments	$4,341	$455,289	$0	$459,630

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,806)	$0	$(2,806)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	53	0	108
Over the counter	0	2,397	0	2,397
	$55	$2,450	$0	$2,505

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(75)	0	(113)
Over the counter	0	(1,360)	0	(1,360)

	$(38)	$(1,435)	$0	$(1,473)

Total Financial Derivative Instruments	$17	$1,015	$0	$1,032

Totals	$4,358	$453,498	$0	$457,856

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.3% ¤
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
3.589% (US0003M + 1.230%) due 10/31/2023 ~	$6,000	$6,125

INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,752	1,627
3.100% due 04/07/2030	1,752	1,644
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,079	4,854

		8,125

UTILITIES 0.2%
BellSouth Corp.
4.333% due 04/26/2021	2,000	2,021

Total Corporate Bonds & Notes (Cost $16,607)		16,271

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	8,869
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	176	173
2.285% (LIBOR01M + 0.200%) due 03/18/2031 ~	9	9
2.541% (LIBOR01M + 0.450%) due 10/25/2030 ~	3	3
2.664% (12MTA + 1.200%) due 06/01/2043 - 03/01/2044 ~	389	394
2.790% due 04/01/2030	2,144	1,994
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~	22	22
3.141% (LIBOR01M + 1.050%) due 03/25/2022 ~	14	14
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.284% (H15T1Y + 1.819%) due 04/01/2028 ~	15	16
3.293% (US0012M + 1.543%) due 07/01/2035 ~	53	55
3.342% (12MTA + 1.875%) due 10/01/2024 ~	23	23
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	3	3
3.500% due 06/25/2044	2,744	2,654
3.516% (US0012M + 1.766%) due 11/01/2034 ~	44	46
3.565% (H15T1Y + 2.315%) due 05/01/2025 ~	4	4
3.858% (H15T1Y + 2.507%) due 12/01/2027 ~	23	24
3.911% (H15T1Y + 2.125%) due 11/01/2023 ~	9	9
4.000% due 09/25/2044 - 10/25/2044	13,956	14,267
4.250% due 04/25/2037	517	527
4.375% (US0006M + 2.125%) due 10/01/2024 ~	1	1
4.500% due 10/25/2023 - 06/25/2025	1,922	1,979
5.380% due 07/01/2033	1,849	1,850
5.625% due 04/17/2028	200	241
6.000% due 05/17/2027	212	225
6.500% due 02/01/2022 - 08/01/2037	998	1,098
6.750% due 06/25/2032	1,412	1,587
6.900% due 05/25/2023	30	31
6.950% due 07/25/2020	2	2
7.000% due 12/25/2022 - 03/01/2038	1,260	1,351
7.800% due 10/25/2022	4	4
9.000% due 06/01/2027 - 11/01/2030	12	13
Fannie Mae, TBA
2.500% due 07/01/2048	14,800	13,861
3.500% due 07/01/2033	22,200	22,464
4.000% due 07/01/2048 - 09/01/2048	67,800	69,033
Federal Farm Credit Bank
5.125% due 07/09/2029	675	786
5.750% due 12/07/2028	500	607
Federal Housing Administration
6.896% due 07/01/2020	75	75
7.430% due 10/01/2022 - 01/01/2024	15	15
Freddie Mac
2.473% (LIBOR01M + 0.400%) due 01/15/2033 ~	45	45
2.573% (LIBOR01M + 0.500%) due 04/15/2029 - 12/15/2032 ~	40	40
2.623% (LIBOR01M + 0.550%) due 06/15/2031 ~	18	18
2.664% (12MTA + 1.200%) due 10/25/2044 ~	2,253	2,252
2.835% (12MTA + 1.400%) due 07/25/2044 ~	587	590
2.880% (LIBOR01M + 1.250%) due 10/25/2023 ~	19	19
3.073% (LIBOR01M + 1.000%) due 09/15/2021 ~	13	13

3.396% (H15T1Y + 2.146%) due 01/01/2028 ~	10	10
3.427% (H15T1Y + 2.137%) due 01/01/2028 ~	19	19
3.500% due 05/15/2042	5,490	5,348
3.650% due 02/25/2028 ~	200	204
3.851% (H15T1Y + 2.196%) due 06/01/2022 ~	1	1
3.875% (H15T1Y + 2.125%) due 05/01/2022 ~	2	2
4.000% due 07/15/2042	4,324	4,496
4.000% (- 2.667*LIBOR01M + 12.000%) due 12/15/2042 ~	4,716	3,910
4.006% (H15T1Y + 2.131%) due 10/01/2026 ~	13	13
4.075% (H15T1Y + 2.200%) due 09/01/2027 ~	17	17
4.500% due 02/15/2035 - 07/15/2035	3,152	3,210
5.500% due 07/15/2033 - 06/15/2035	7,151	8,385
6.000% due 05/15/2028 - 09/15/2029	35	38
6.250% due 09/15/2023	334	343
6.500% due 08/01/2022 - 10/25/2043	363	396
7.000% due 07/15/2022 - 01/15/2024	75	79
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2032 ~	265	272
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	61	61
3.034% (LIBOR01M + 0.950%) due 03/20/2031 ~	198	201
3.125% (H15T1Y + 1.500%) due 12/20/2020 - 11/20/2027 ~	76	79
3.375% (H15T1Y + 1.500%) due 03/20/2023 - 01/20/2028 ~	85	87
3.500% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2025 ~	6	5
4.000% due 08/20/2044 - 09/20/2044	28,644	30,076
6.000% due 08/20/2033	1,736	1,890
6.500% due 08/20/2034 - 09/20/2034	12	13
Residual Funding Corp. STRIPS
0.000% due 07/15/2020 - 04/15/2030 (b)	47,244	31,965
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 - 04/15/2029 (b)	12,439	8,779
Small Business Administration
5.240% due 08/01/2023	441	458
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	7,400	4,897

Total U.S. Government Agencies (Cost $244,913)		252,563

U.S. TREASURY OBLIGATIONS 105.0%
U.S. Treasury Bonds
2.500% due 02/15/2045	50,180	45,717
2.500% due 05/15/2046	28,200	25,600
2.750% due 08/15/2042	3,500	3,364
2.750% due 11/15/2042	24,500	23,538
2.875% due 05/15/2043	80,220	78,733
3.000% due 05/15/2042	35,070	35,243
3.000% due 11/15/2044	37,130	37,236
3.000% due 05/15/2045 (e)	117,200	117,571
3.000% due 11/15/2045	680	682
3.000% due 02/15/2048 (e)	1,900	1,905
3.125% due 02/15/2043 (e)	132,840	136,210
3.375% due 05/15/2044 (e)	99,600	106,607
3.625% due 08/15/2043 (e)	73,900	82,280
3.625% due 02/15/2044 (e)	110,600	123,276
3.750% due 11/15/2043 (e)	230,220	261,443
U.S. Treasury Inflation Protected Securities (c)
0.500% due 01/15/2028	11,752	11,500
0.750% due 02/15/2045	1,383	1,343
1.375% due 02/15/2044	1,043	1,165
1.750% due 01/15/2028	19,593	21,416
2.500% due 01/15/2029	10,456	12,295
U.S. Treasury Notes
1.750% due 04/30/2022 (g)(i)	4,000	3,863
1.750% due 05/31/2022	45,800	44,194
1.750% due 01/31/2023 (i)	49,450	47,381
1.875% due 08/31/2022	50,300	48,656
2.000% due 10/31/2021 (g)(i)	27,400	26,829
2.000% due 11/30/2022 (g)(i)	9,600	9,317
2.125% due 02/29/2024 (i)	1,017	982
2.250% due 08/15/2027	10,600	10,087
2.750% due 06/30/2025 (a)	2,000	1,992

Total U.S. Treasury Obligations (Cost $1,345,976)		1,320,425

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046 ~	9,800	10,094
Bear Stearns Adjustable Rate Mortgage Trust
3.698% due 02/25/2033 ~	6	5
3.779% due 04/25/2033 ~	23	23
3.808% due 01/25/2034 ~	55	56
3.832% due 02/25/2034 ~	135	138
Bear Stearns ALT-A Trust
3.791% due 09/25/2035 ~	421	347
Bear Stearns Mortgage Securities, Inc.
4.002% due 06/25/2030 ~	1	1

BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,371
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,675
3.815% due 04/10/2033 «~	2,600	2,583
Countrywide Alternative Loan Trust
2.271% (US0001M + 0.180%) due 05/25/2047 •	510	497
2.301% (US0001M + 0.210%) due 05/25/2035 •	460	439
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% (US0001M + 0.580%) due 04/25/2035 •	90	83
2.731% (US0001M + 0.640%) due 03/25/2035 •	698	613
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	47	49
6.500% due 04/25/2033	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	115	115
Credit Suisse Mortgage Capital Certificates
2.130% (US0001M + 0.170%) due 11/27/2036 •	4,489	4,477
Credit Suisse Mortgage Capital LLC
3.953% due 09/15/2037	10,000	10,110
DBWF Mortgage Trust
3.791% due 12/10/2036	7,300	7,334
HarborView Mortgage Loan Trust
2.325% (LIBOR01M + 0.240%) due 03/19/2036 •	457	417
2.525% (US0001M + 0.440%) due 05/19/2035 •	389	376
4.054% due 07/19/2035 ^~	151	139
Impac CMB Trust
2.591% (US0001M + 0.500%) due 10/25/2035 •	1,986	1,850
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	4,400	4,311
2.876% (LIBOR01M + 0.830%) due 07/15/2034 •	3,100	3,103
JPMorgan Mortgage Trust
3.692% due 07/25/2035 ~	186	193
Motel 6 Trust
2.993% due 08/15/2034 •	5,475	5,482
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.459% due 10/25/2035 ~	1,642	1,634
Residential Accredit Loans, Inc. Trust
2.391% (US0001M + 0.300%) due 08/25/2035 •	380	335
6.000% due 06/25/2036	935	861
Sequoia Mortgage Trust
2.434% (US0001M + 0.350%) due 07/20/2033 •	238	231
2.785% (US0001M + 0.700%) due 10/19/2026 •	10	10
2.844% (US0001M + 0.760%) due 10/20/2027 •	5	5
Structured Adjustable Rate Mortgage Loan Trust
2.311% (US0001M + 0.220%) due 05/25/2037 •	1,166	1,162
Structured Asset Mortgage Investments Trust
2.311% (US0001M + 0.220%) due 05/25/2036 •	153	140
2.745% (US0001M + 0.660%) due 09/19/2032 •	8	8
2.925% (US0001M + 0.840%) due 10/19/2033 •	111	104
WaMu Mortgage Pass-Through Certificates Trust
2.274% (12MTA + 0.810%) due 12/25/2046 •	538	531
2.351% (US0001M + 0.260%) due 11/25/2045 •	30	30
2.395% (COF 11 + 1.500%) due 08/25/2046 •	320	312
2.401% (US0001M + 0.310%) due 01/25/2045 •	470	469
2.558% (12MTA + 1.000%) due 02/25/2046 •	842	843
2.958% (12MTA + 1.400%) due 06/25/2042 •	18	17
2.958% (12MTA + 1.400%) due 08/25/2042 •	14	14
Wells Fargo Mortgage-Backed Securities Trust
3.822% due 03/25/2036 ~	452	458
Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,569

Total Non-Agency Mortgage-Backed Securities (Cost $68,870)		67,616

ASSET-BACKED SECURITIES 0.4%
Bear Stearns Asset-Backed Securities Trust
2.751% (US0001M + 0.660%) due 10/25/2032 •	40	40
3.091% (US0001M + 1.000%) due 11/25/2042 •	311	310
CIT Group Home Equity Loan Trust
2.631% (LIBOR01M + 0.540%) due 06/25/2033 •	27	27
Credit-Based Asset Servicing & Securitization LLC
2.151% (US0001M + 0.060%) due 11/25/2036 •	14	9
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	1,060	1,062
LA Arena Funding LLC
7.656% due 12/15/2026	20	20
Massachusetts Educational Financing Authority
3.310% (US0003M + 0.950%) due 04/25/2038 •	217	218
SLM Student Loan Trust
2.960% (US0003M + 0.600%) due 10/25/2029 •	900	902
Soundview Home Loan Trust
2.151% (US0001M + 0.060%) due 11/25/2036 •	166	76
Specialty Underwriting & Residential Finance Trust
2.891% (US0001M + 0.800%) due 10/25/2035 •	1,707	1,673

Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	180	181
Washington Mutual Asset-Backed Certificates Trust
2.151% (US0001M + 0.060%) due 10/25/2036 •	101	59

Total Asset-Backed Securities (Cost $4,655)		4,577

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%
		1,815

Total Short-Term Instruments (Cost $1,815)		1,815

Total Investments in Securities (Cost $1,682,836)		1,663,267

	SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio	4,401,859	44,045
PIMCO Short-Term Floating NAV Portfolio III	2,508,010	24,794

Total Short-Term Instruments (Cost $68,904)		68,839

Total Investments in Affiliates (Cost $68,904)		68,839

Total Investments 137.8% (Cost $1,751,740)		$1,732,106
Financial Derivative Instruments (f)(h) (0.3)% (Cost or Premiums, net $6,731)		(4,214)
Other Assets and Liabilities, net (37.5)%		(470,680)

Net Assets 100.0%		$1,257,212

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,815	U.S. Treasury Notes 1.875% due 02/28/2022	$(1,854)	$1,815	$1,815

Total Repurchase Agreements						$(1,854)	$1,815	$1,815

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.060%	06/15/2018	07/09/2018	$(44,895)	$(44,938)
	2.080	05/25/2018	07/09/2018	(2,137)	(2,141)
	2.160	06/12/2018	07/12/2018	(8,287)	(8,298)
	2.180	06/15/2018	07/19/2018	(6,223)	(6,229)
BSN	1.910	04/13/2018	07/12/2018	(4,842)	(4,863)
	1.960	05/02/2018	07/10/2018	(1,167)	(1,171)
	1.980	05/09/2018	07/11/2018	(11,586)	(11,621)
CIB	2.130	06/04/2018	07/03/2018	(28,137)	(28,184)
	2.190	06/14/2018	07/13/2018	(44,079)	(44,127)
GRE	1.930	04/18/2018	07/18/2018	(75,013)	(75,315)
	1.980	05/01/2018	07/02/2018	(40,196)	(40,333)
	2.020	05/09/2018	07/11/2018	(49,368)	(49,517)
JPS	1.870	05/24/2018	07/24/2018	(1,852)	(1,856)
RCY	2.030	05/14/2018	07/11/2018	(28,684)	(28,763)
	2.050	05/22/2018	07/09/2018	(22,448)	(22,500)

Total Reverse Repurchase Agreements					$(369,856)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.7)%
Fannie Mae, TBA	3.000%	08/01/2048	$26,300	$(25,372)	$(25,447)
Fannie Mae, TBA	3.500	07/01/2048	16,000	(15,870)	(15,921)
Fannie Mae, TBA	4.000	07/01/2048	16,400	(16,727)	(16,727)
Fannie Mae, TBA	4.500	07/01/2048	4,700	(4,895)	(4,895)
Fannie Mae, TBA	4.500	08/01/2048	69,400	(72,077)	(72,139)

Total Short Sales (10.7)%				$(134,941)	$(135,129)

(e)	Securities with an aggregate market value of $372 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(342,453) at a weighted average interest rate of 1.895%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$120.000	07/27/2018	150	$150	$(54)	$(82)

Total Written Options					$(54)	$(82)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2018	964	$139,780	$1,652	$30	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	190	30,317	586	0	(12)

				$2,238	$30	$(12)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2018	623	$(131,969)	$48	$19	$0
U.S. Treasury 5-Year Note September Futures	09/2018	321	(36,471)	(79)	8	0
U.S. Treasury 10-Year Note September Futures	09/2018	182	(21,874)	(25)	0	0

				$(56)	$27	$0

Total Futures Contracts				$2,182	$57	$(12)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$1,200	$3	$6	$9	$6	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047	1,100	2	(7)	(5)	5	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047	4,500	11	(91)	(80)	21	0
Receive	3-Month USD-LIBOR	2.160	Semi-Annual	04/27/2019	339,200	263	988	1,251	0	(38)
Pay(1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	835,200	(360)	(2,775)	(3,135)	13	0
Receive(1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	835,200	427	2,178	2,605	181	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	58	174	232	3	0
Pay(1)	3-Month USD-LIBOR	2.910	Semi-Annual	09/04/2028	3,300	0	(20)	(20)	0	(3)
Receive(1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	31,000	(158)	(219)	(377)	3	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	50,800	2,209	3,680	5,889	73	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	53,000	5,181	82	5,263	85	0
Receive	CPURNSA	2.137	Maturity	01/15/2029	11,600	0	(299)	(299)	1	0

Total Swap Agreements						$7,636	$3,697	$11,333	$391	$(41)

(g)	Securities with an aggregate market value of $4,654 and cash of $2,043 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over The Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$2,200	$191	$182
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	08/30/2018	45,400	182	132
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	05/09/2019	6,700	125	75
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	3,200	288	277
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	13,200	7	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	255,400	134	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	05/11/2020	181,100	474	657
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	09/16/2019	10,600	231	131
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.725	11/07/2019	28,000	2,856	2,519
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	6,400	583	555

Total Purchased Options							$5,071	$4,528

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	0

						$(217)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$10,600	$(193)	$(272)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	09/05/2018	18,800	(99)	(88)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	09/05/2018	18,800	(99)	(49)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.520	05/09/2019	29,700	(125)	(93)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/30/2018	45,400	(191)	(56)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	16,000	(288)	(452)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.710	09/16/2019	43,650	(230)	(149)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	172,000	(3,438)	(4,856)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	05/11/2020	36,700	(396)	(547)

							$(5,059)	$(6,562)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.451%	30-Year USD-ISDA - 10-Year USD-ISDA	09/21/2018	$600,900	$(646)	$(2,493)

Total Written Options						$(5,922)	$(9,055)

(i)

Securities with an aggregate market value of $4,651 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,125	$0	$6,125
Industrials	0	8,125	0	8,125
Utilities	0	2,021	0	2,021
U.S. Government Agencies	0	252,563	0	252,563
U.S. Treasury Obligations	0	1,320,425	0	1,320,425
Non-Agency Mortgage-Backed Securities	0	65,033	2,583	67,616
Asset-Backed Securities	0	4,577	0	4,577
Short-Term Instruments
Repurchase Agreements	0	1,815	0	1,815
	$0	$1,660,684	$2,583	$1,663,267

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,839	$0	$0	$68,839

Total Investments	$68,839	$1,660,684	$2,583	$1,732,106

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(135,129)	$0	$(135,129)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	57	391	0	448
Over the counter	0	4,528	0	4,528
	$57	$4,919	$0	$4,976

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(123)	0	(135)
Over the counter	0	(9,055)	0	(9,055)
	$(12)	$(9,178)	$0	$(9,190)

Total Financial Derivative Instruments	$45	$(4,259)	$0	$(4,214)

Totals	$68,884	$1,521,296	$2,583	$1,592,763

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration ESG Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.1% ¤
CORPORATE BONDS & NOTES 56.6%
BANKING & FINANCE 36.4%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	400	$475
American Express Co.
2.846% due 05/17/2021 ~		$1,000	1,003
American Tower Corp.
2.800% due 06/01/2020		1,500	1,488
3.400% due 02/15/2019		1,600	1,605
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300	299
Asian Development Bank
1.875% due 08/10/2022		800	770
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	400	469
3.300% due 05/17/2021		$500	500
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	200	70
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$3,000	2,950
Bank of America Corp.
3.108% due 03/05/2024 ~		1,000	997
3.499% due 05/17/2022 •		1,900	1,900
Bank of China Ltd.
1.875% due 07/12/2019		1,600	1,577
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,019
Citigroup, Inc.
2.450% due 01/10/2020		$200	198
3.056% due 10/27/2022 ~		600	599
3.142% due 01/24/2023 •		600	588
Citizens Bank N.A.
2.300% due 12/03/2018		800	799
Commonwealth Bank of Australia
1.750% due 11/02/2018		700	698
Compass Bank
3.057% due 06/11/2021 ~		500	500
Cooperatieve Rabobank UA
2.792% due 04/26/2021 ~		1,300	1,301
3.125% due 04/26/2021		1,300	1,295
Credit Agricole S.A.
3.379% due 04/24/2023 ~		1,900	1,896
Dexia Credit Local S.A.
2.500% due 01/25/2021		1,400	1,383
Ford Motor Credit Co. LLC
3.293% (US0003M + 0.930%) due 11/04/2019 ~		500	504
3.911% (US0003M + 1.580%) due 01/08/2019 ~		500	503
General Motors Financial Co., Inc.
3.100% due 01/15/2019		600	601
Goldman Sachs Group, Inc.
3.522% (US0003M + 1.160%) due 04/23/2020 ~		1,200	1,216
3.720% (US0003M + 1.360%) due 04/23/2021 ~		500	511
6.000% due 06/15/2020		400	421
7.500% due 02/15/2019		200	206
HSBC France S.A.
0.625% due 12/03/2020	EUR	900	1,068
HSBC Holdings PLC
3.033% due 11/22/2023 •		$1,200	1,159
ING Bank NV
0.750% due 11/24/2020	EUR	400	476
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600	3,477
2.250% due 01/17/2023	CAD	2,800	2,119
International Lease Finance Corp.
7.125% due 09/01/2018		$1,400	1,409
JPMorgan Chase Bank N.A.
2.702% due 04/26/2021 ~		1,800	1,801
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		4,400	4,246
Macquarie Bank Ltd.
3.479% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,012
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,301

Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400	395
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		1,100	1,042
3.061% due 03/02/2023 ~		1,200	1,203
Morgan Stanley
3.733% (US0003M + 1.375%) due 02/01/2019 ~		500	503
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	349
3.625% due 06/20/2023		$1,500	1,498
Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		2,100	2,047
NTT Finance Corp.
1.900% due 07/21/2021		500	480
Private Export Funding Corp.
2.100% due 12/19/2019		1,500	1,488
2.650% due 02/16/2021		1,000	995
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,500	1,485
Royal Bank of Scotland Group PLC
3.885% due 06/25/2024 ~		500	499
SBA Communications Corp.
4.875% due 09/01/2024		400	384
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		700	698
Stadshypotek AB
2.500% due 04/05/2022		500	488
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		1,700	1,669
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	900	1,052
Sumitomo Mitsui Trust Bank Ltd.
3.265% (US0003M + 0.910%) due 10/18/2019 ~		$1,200	1,210
Swedbank AB
0.250% due 11/07/2022	EUR	400	466
Toronto-Dominion Bank
2.250% due 09/25/2019		$1,400	1,391
UBS AG
2.450% due 12/01/2020		1,300	1,272
2.780% due 12/01/2020 ~		1,300	1,301
2.901% (US0003M + 0.580%) due 06/08/2020 •		200	201
UBS Group Funding Switzerland AG
4.128% (US0003M + 1.780%) due 04/14/2021 •		800	826
Westpac Banking Corp.
2.100% due 02/25/2021		1,000	973
3.100% due 06/03/2021	AUD	1,600	1,192

			71,516

INDUSTRIALS 13.4%
Apple, Inc.
2.850% due 02/23/2023		$1,200	1,182
3.000% due 06/20/2027		1,300	1,237
CA, Inc.
3.600% due 08/01/2020		300	302
Campbell Soup Co.
2.835% due 03/16/2020 ~		1,200	1,197
2.971% due 03/15/2021 ~		500	499
Coca-Cola Co.
1.375% due 05/30/2019		400	396
CVS Health Corp.
3.125% due 03/09/2020		600	599
Danone S.A.
1.691% due 10/30/2019		300	295
2.589% due 11/02/2023		600	565
Dell International LLC
3.480% due 06/01/2019		2,200	2,206
4.420% due 06/15/2021		500	507
DXC Technology Co.
3.250% due 03/01/2021 ~		900	900
eBay, Inc.
2.150% due 06/05/2020		800	787
ERAC USA Finance LLC
2.600% due 12/01/2021		300	291
General Mills, Inc.
5.650% due 02/15/2019		500	508
Georgia-Pacific LLC
2.539% due 11/15/2019		800	795
5.400% due 11/01/2020		200	210
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		713	714
Intel Corp.
1.700% due 05/19/2021		400	386
2.436% (US0003M + 0.080%) due 05/11/2020 ~		700	701
Komatsu Finance America, Inc.
2.118% due 09/11/2020		500	489

2.437% due 09/11/2022	500	481
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,200	1,200
3.500% due 07/15/2022	500	494
Local Initiatives Support Corp.
3.005% due 03/01/2022	700	670
Marriott International, Inc.
3.000% due 03/01/2019	300	300
Microsoft Corp.
1.100% due 08/08/2019	400	394
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	400	393
2.000% due 10/28/2021	1,400	1,337
Mondelez International, Inc.
3.000% due 05/07/2020	500	499
Oracle Corp.
1.900% due 09/15/2021	1,000	953
2.375% due 01/15/2019	1,200	1,200
5.000% due 07/08/2019	600	614
RELX Capital, Inc.
8.625% due 01/15/2019	200	206
SES Global Americas Holdings GP
2.500% due 03/25/2019	500	498
Smiths Group PLC
7.200% due 05/15/2019	200	206
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,000	1,032
Time Warner Cable LLC
6.750% due 07/01/2018	200	200
WestRock RKT Co.
4.450% due 03/01/2019	100	101
Zoetis, Inc.
3.250% due 02/01/2023	900	887

		26,431

UTILITIES 6.8%
AT&T, Inc.
3.298% (US0003M + 0.950%) due 07/15/2021 ~	400	404
Avangrid, Inc.
3.150% due 12/01/2024	1,200	1,156
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000	989
British Telecommunications PLC
2.350% due 02/14/2019	2,400	2,394
Consolidated Edison, Inc.
2.000% due 05/15/2021	900	869
Electricite de France S.A.
4.600% due 01/27/2020	500	511
Exelon Corp.
2.850% due 06/15/2020	500	496
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,500	1,493
Sempra Energy
2.400% due 03/15/2020	500	493
2.791% due 03/15/2021 ~	500	500
2.848% due 01/15/2021 ~	1,200	1,201
Southern Power Co.
1.950% due 12/15/2019	1,700	1,672
Telstra Corp. Ltd.
4.800% due 10/12/2021	600	621
Vodafone Group PLC
3.750% due 01/16/2024	500	496

		13,295

Total Corporate Bonds & Notes (Cost $112,889)		111,242

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.987% due 04/01/2040 ~	48	49

Total Municipal Bonds & Notes (Cost $49)		49

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
1.000% due 01/25/2043	30	27
2.310% (US0001M + 0.350%) due 09/25/2042 ~	65	64
2.541% (LIBOR01M + 0.450%) due 06/25/2021 ~	1	1
2.664% (12MTA + 1.200%) due 07/01/2042 ~	14	14
2.714% (12MTA + 1.250%) due 09/01/2041 ~	39	40
2.864% (12MTA + 1.400%) due 09/01/2040 ~	3	3
2.991% (LIBOR01M + 0.900%) due 06/25/2021 - 09/25/2021 ~	2	2

3.008% (US0012M + 1.258%) due 11/01/2034 ~		7	7
3.272% (COF 11 + 1.250%) due 08/01/2029 ~		13	13
3.326% (12MTA + 1.821%) due 11/01/2035 ~		7	7
3.330% due 11/01/2023		1,197	1,205
3.375% (US0012M + 1.625%) due 11/01/2035 ~		23	24
3.454% (US0012M + 1.636%) due 07/01/2035 ~		9	9
3.500% due 02/25/2043 (a)		1,448	211
3.562% (US0012M + 1.750%) due 08/01/2035 ~		65	68
3.917% (US0012M + 1.506%) due 05/01/2035 ~		7	7
5.000% due 01/25/2040 - 07/25/2040		345	356
5.427% due 12/25/2042 ~		6	6
5.500% due 03/01/2023 - 02/01/2028		564	593
5.750% due 10/25/2035		16	18
5.863% (COF 11 + 1.250%) due 02/01/2031 ~		7	8
6.000% due 05/01/2037		1	1
7.500% due 07/25/2022		8	8
Fannie Mae, TBA
3.000% due 08/01/2048		2,000	1,935
3.500% due 07/01/2048 - 08/01/2048		14,000	13,919
4.000% due 08/01/2048		39,200	39,908
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~		144	144
Freddie Mac
2.000% due 11/15/2026		605	590
2.000% (LIBOR01M + 0.040%) due 12/25/2036 ~		28	28
2.307% (LIBOR01M + 0.400%) due 12/15/2042 ~		1,894	1,895
2.523% (LIBOR01M + 0.450%) due 11/15/2030 ~		1	2
2.577% (12MTA + 1.200%) due 02/25/2045 ~		33	33
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~		65	66
3.525% (H15T1Y + 2.250%) due 08/01/2035 ~		37	39
3.731% (US0012M + 1.687%) due 07/01/2035 ~		10	11
4.000% due 06/01/2048		1,797	1,836
4.086% (US0012M + 1.722%) due 06/01/2035 ~		43	45
5.000% due 10/01/2033		7	8
6.363% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~		470	481
6.500% due 07/25/2043		61	69
7.000% due 04/15/2023		2	3
Ginnie Mae
2.282% due 10/20/2043 ~		1,365	1,364
2.343% (US0001M + 0.460%) due 06/20/2065 ~		316	317
2.367% (US0001M + 0.450%) due 04/20/2065 ~		212	213
2.382% (LIBOR01M + 0.400%) due 11/20/2045 ~		267	266
2.417% (LIBOR01M + 0.500%) due 07/20/2067 ~		1,562	1,568
2.497% (US0001M + 0.580%) due 05/20/2066 ~		629	631
2.517% (US0001M + 0.600%) due 04/20/2065 ~		225	226
2.625% (H15T1Y + 1.500%) due 06/20/2027 - 05/20/2030 ~		24	25
2.635% (LIBOR01M + 0.550%) due 12/16/2025 ~		2	2
2.637% (US0001M + 0.720%) due 02/20/2066 ~		753	757
2.687% (US0001M + 0.770%) due 10/20/2066 ~		948	961
2.942% due 02/20/2041 ~		3	4
3.375% (H15T1Y + 1.500%) due 02/20/2032 ~		11	11
3.527% (US0012M + 0.750%) due 06/20/2067 ~		1,181	1,222

Total U.S. Government Agencies (Cost $71,143)			71,271

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
3.746% (US0012M + 1.500%) due 10/25/2034 •		14	14
4.467% (US0006M + 2.000%) due 02/25/2045 •		13	13
Banc of America Funding Trust
2.371% (US0001M + 0.280%) due 07/25/2037 •		113	109
3.909% due 05/25/2035 ~		227	238
Banc of America Mortgage Trust
3.829% due 08/25/2034 ~		124	124
4.330% due 03/25/2033 ~		189	189
Bear Stearns Adjustable Rate Mortgage Trust
3.698% due 02/25/2033 ~		1	1
3.808% due 01/25/2034 ~		9	9
Bear Stearns ALT-A Trust
3.781% due 05/25/2035 ~		58	58
3.791% due 09/25/2035 ~		14	12
Citigroup Mortgage Loan Trust
2.161% (LIBOR01M + 0.070%) due 01/25/2037 •		58	55
3.630% (H15T1Y + 2.400%) due 10/25/2035 •		8	8
4.490% (H15T1Y + 2.400%) due 05/25/2035 •		16	16
Countrywide Home Loan Mortgage Pass-Through Trust
3.519% due 11/25/2034 ~		34	34
3.537% (US0012M + 1.750%) due 02/20/2036 ^•		56	52
3.585% due 02/20/2035 ~		31	32
Credit Suisse Mortgage Capital Certificates
3.597% due 09/26/2047 ~		190	191
Eurosail PLC
1.327% (BP0003M + 0.700%) due 09/13/2045 •	GBP	24	32
1.577% (BP0003M + 0.950%) due 06/13/2045 ~		1,158	1,542
First Horizon Alternative Mortgage Securities Trust
3.870% due 01/25/2035 ~		$208	209

Firstmac Mortgage Funding Trust
2.945% due 03/08/2049 •	AUD	721	533
3.195% due 03/08/2049 •		800	593
GMAC Mortgage Corp. Loan Trust
3.799% due 11/19/2035 ~		$15	14
Great Hall Mortgages PLC
2.465% (US0003M + 0.130%) due 06/18/2039 •		174	171
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500	502
GSR Mortgage Loan Trust
3.641% due 06/25/2034 ~		17	16
3.657% due 11/25/2035 ~		85	86
3.678% due 09/25/2035 ~		71	72
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		35	28
Merrill Lynch Mortgage Investors Trust
2.341% (US0001M + 0.250%) due 11/25/2035 •		2	2
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.371% (US0001M + 0.280%) due 12/25/2035 •		63	62
Prime Mortgage Trust
2.491% (US0001M + 0.400%) due 02/25/2034 •		3	3
RBSSP Resecuritization Trust
3.309% due 12/25/2035 ~		251	257
3.482% (US0001M + 0.150%) due 01/26/2036 •		234	237
Silverstone Master Issuer PLC
1.121% (BP0003M + 0.370%) due 01/21/2070 •	GBP	320	422
Structured Adjustable Rate Mortgage Loan Trust
2.958% (12MTA + 1.400%) due 01/25/2035 •		$50	48
3.756% due 02/25/2034 ~		48	48
3.783% due 08/25/2034 ~		65	66
Structured Asset Mortgage Investments Trust
2.335% (US0001M + 0.250%) due 07/19/2035 •		21	21
2.351% (US0001M + 0.260%) due 03/25/2037 •		111	83
2.371% (US0001M + 0.280%) due 02/25/2036 ^•		24	23
WaMu Mortgage Pass-Through Certificates Trust
2.288% (12MTA + 0.730%) due 01/25/2047 •		25	25
2.361% (US0001M + 0.270%) due 12/25/2045 •		18	18
2.381% (US0001M + 0.290%) due 10/25/2045 •		118	119
2.831% (US0001M + 0.740%) due 11/25/2034 •		57	56
2.958% (12MTA + 1.400%) due 06/25/2042 •		13	12
Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~		2	2
Wells Fargo Mortgage-Backed Securities Trust
3.911% due 06/25/2035 ~		96	99
4.097% due 10/25/2035 ~		279	282

Total Non-Agency Mortgage-Backed Securities (Cost $7,093)			6,838

ASSET-BACKED SECURITIES 9.6%
Ally Auto Receivables Trust
1.490% due 11/15/2019		212	212
American Express Credit Account Master Trust
1.640% due 12/15/2021		1,200	1,190
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.201% (US0001M + 1.110%) due 03/25/2035 •		1,300	1,288
BA Credit Card Trust
2.453% (LIBOR01M + 0.380%) due 06/15/2021 •		1,200	1,202
Bear Stearns Asset-Backed Securities Trust
3.091% (US0001M + 1.000%) due 10/25/2037 •		131	131
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021		500	499
2.523% (LIBOR01M + 0.450%) due 02/15/2022 •		1,200	1,203
CARDS Trust
2.443% (LIBOR01M + 0.370%) due 04/18/2022 •		1,000	1,001
2.773% (LIBOR01M + 0.700%) due 07/15/2021 •		1,000	1,002
Countrywide Asset-Backed Certificates
2.511% (US0001M + 0.420%) due 01/25/2045 •		400	399
Countrywide Asset-Backed Certificates Trust
2.831% (US0001M + 0.740%) due 12/25/2034 •		1,851	1,854
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		578	579
Edsouth Indenture LLC
3.241% (US0001M + 1.150%) due 09/25/2040 •		127	128
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		83	83
2.213% (US0001M + 0.140%) due 11/15/2019 •		208	208
GE-WMC Mortgage Securities Trust
2.131% (US0001M + 0.040%) due 08/25/2036 •		2	2
JPMorgan Mortgage Acquisition Corp.
2.321% (US0001M + 0.230%) due 05/25/2035 •		73	73
Massachusetts Educational Financing Authority
3.310% (US0003M + 0.950%) due 04/25/2038 •		28	28
Morgan Stanley ABS Capital, Inc. Trust
2.141% (US0001M + 0.050%) due 07/25/2036 •		11	6
Navient Private Education Loan Trust
2.418% due 12/15/2059 •		600	600

3.273% (US0001M + 1.200%) due 12/15/2028 •		157	158
Nelnet Student Loan Trust
3.980% (US0003M + 1.650%) due 11/25/2024 •		595	604
NovaStar Mortgage Funding Trust
2.411% (US0001M + 0.320%) due 05/25/2036 •		383	381
NYMT Residential
4.000% due 03/25/2021		57	57
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •		600	598
Panhandle-Plains Higher Education Authority, Inc.
3.438% (US0003M + 1.130%) due 10/01/2035 •		117	118
Penarth Master Issuer PLC
2.333% due 03/18/2022 •		600	600
RAAC Trust
2.571% (US0001M + 0.480%) due 03/25/2037 •		57	57
Securitized Asset-Backed Receivables LLC Trust
2.151% (US0001M + 0.060%) due 12/25/2036 ^•		48	18
SLC Student Loan Trust
2.441% (US0003M + 0.100%) due 09/15/2026 •		330	330
2.451% (US0003M + 0.110%) due 03/15/2027 •		285	284
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 •	EUR	96	112
2.450% (US0003M + 0.090%) due 10/25/2024 •		$212	212
2.450% (US0003M + 0.090%) due 01/26/2026 •		421	420
2.480% (US0003M + 0.120%) due 01/25/2027 •		281	280
2.510% (US0003M + 0.150%) due 10/25/2029 •		566	564
2.860% (US0003M + 0.500%) due 04/25/2024 •		290	291
2.910% (US0003M + 0.550%) due 10/26/2026 •		207	207
2.960% (US0003M + 0.600%) due 10/25/2029 •		1,000	1,002
3.860% (US0003M + 1.500%) due 04/25/2023 •		45	46
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		234	233
Structured Asset Investment Loan Trust
2.796% (US0001M + 0.705%) due 03/25/2034 •		122	121
3.066% (US0001M + 0.975%) due 10/25/2033 •		32	32
VOLT LLC
3.250% due 06/25/2047		359	358

Total Asset-Backed Securities (Cost $18,378)			18,771

SOVEREIGN ISSUES 3.9%
Export Development Canada
1.800% due 09/01/2022	CAD	1,700	1,269
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	486
2.500% due 06/01/2022		1,600	1,560
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	744
2.450% due 03/01/2023		3,000	2,285
Spain Government International Bond
4.000% due 04/30/2020	EUR	1,100	1,384

Total Sovereign Issues (Cost $7,950)			7,728

SHORT-TERM INSTRUMENTS 18.2%
COMMERCIAL PAPER 1.5%
Bank of Montreal
1.537% due 07/03/2018	CAD	800	608
ING U.S. Funding LLC
0.000% due 07/23/2018		$700	700
0.000% due 09/11/2018		1,100	1,100
UDR, Inc.
2.438% due 07/13/2018		500	500

			2,908

REPURCHASE AGREEMENTS (f) 2.0%
			3,972

SHORT-TERM NOTES 0.9%
Pacific Gas & Electric Co.
2.549% due 11/28/2018 ~		1,800	1,793

JAPAN TREASURY BILLS 13.6%
(0.139)% due 07/09/2018 - 08/27/2018 (c)(d)	JPY	2,950,000	26,649

U.S. TREASURY BILLS 0.2%
1.918% due 09/27/2018 (d)(e)(i)		$306	305

Total Short-Term Instruments (Cost $35,895)	35,627

Total Investments in Securities (Cost $253,397)	251,526

Total Investments 128.1% (Cost $253,397)	$251,526
Financial Derivative Instruments (g)(h) 0.2% (Cost or Premiums, net $215)	489
Other Assets and Liabilities, net (28.3)%	(55,621)

Net Assets 100.0%	$196,394

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$672	U.S. Treasury Notes 1.875% due 02/28/2022	$(690)	$672	$672
SGY	2.260	06/29/2018	07/02/2018	3,300	U.S. Treasury Notes 3.500% due 05/15/2020	(3,368)	3,300	3,301

Total Repurchase Agreements						$(4,058)	$3,972	$3,973

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(138) at a weighted average interest rate of 2.200%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures		$104.500	08/24/2018	89	$178	$1	$0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures		120.500	08/24/2018	164	164	2	1
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures		123.000	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures		123.500	08/24/2018	29	29	0	0
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures		124.000	08/24/2018	21	21	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		132.000	08/24/2018	29	29	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		133.000	08/24/2018	68	68	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		133.500	08/24/2018	19	19	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		137.000	08/24/2018	11	11	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		137.500	08/24/2018	1	1	0	0
Call - MSE Canada Government 10-Year Bond September 2018 Futures	CAD	158.000	08/17/2018	35	35	0	0

						$4	$1

Total Purchased Options						$4	$1

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	34	EUR	9,955	$3	$0	$(1)
3-Month Euribor September Futures	09/2018	74		21,671	5	0	0
90-Day Eurodollar March Futures	03/2019	65		$15,802	(125)	0	0
90-Day Eurodollar September Futures	09/2019	49		11,892	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	32	EUR	6,074	47	9	0
U.S. Treasury 2-Year Note September Futures	09/2018	507		$107,397	110	0	(16)

					$40	$9	$(17)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	112		$(27,170)	$12	$3	$0
90-Day Eurodollar December Futures	12/2020	31		(7,519)	6	1	0
90-Day Eurodollar June Futures	06/2020	155		(37,595)	22	6	0
90-Day Eurodollar March Futures	03/2020	80		(19,404)	14	3	0
90-Day Eurodollar September Futures	09/2020	197		(47,785)	13	7	0
Canada Government 10-Year Bond September Futures	09/2018	30	CAD	(3,120)	(88)	26	0
Euro-OAT France Government 10-Year Bond September Futures	09/2018	49	EUR	(8,843)	(78)	0	(39)
U.S. Treasury 5-Year Note September Futures	09/2018	231		$(26,246)	(86)	5	0
U.S. Treasury 10-Year Note September Futures	09/2018	128		(15,384)	(10)	0	0

					$(195)	$51	$(39)

Total Futures Contracts					$(155)	$60	$(56)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.090%	$200	$3	$(2)	$1	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.141	500	8	(2)	6	0	0

						$11	$(4)	$7	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027		$5,300	$168	$33	$201	$5	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	139	16	155	2	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	2,400	58	(43)	15	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	890,000	(54)	(15)	(69)	0	(2)

							$311	$(9)	$302	$11	$(2)

Total Swap Agreements							$322	$(13)	$309	$11	$(2)

Cash of $1,739 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	DKK	8,920	$	1,379	$0	$(19)
	07/2018	$	2,378	AUD	3,221	6	0
	08/2018	AUD	3,221	$	2,378	0	(6)
	08/2018	JPY	1,292,700		11,876	165	0
	08/2018	SEK	43,685		5,042	149	0
	08/2018	$	1,331	EUR	1,126	0	(12)
BPS	07/2018	GBP	438	$	587	9	0
	08/2018	EUR	4,503		5,275	0	0
	08/2018	JPY	520,000		4,795	81	0
	08/2018	$	180	EUR	154	0	0
CBK	07/2018	CAD	8,509	$	6,536	64	0
	07/2018	DKK	1,580		263	15	0
	07/2018	GBP	1,606		2,128	8	0
	07/2018	JPY	100,000		941	37	0
	08/2018	EUR	883		1,049	14	0
	08/2018	JPY	580,000		5,334	83	0
	08/2018	$	3,007	EUR	2,583	18	0
	08/2018		333	SEK	2,955	0	(2)
GLM	07/2018	AUD	3,221	$	2,421	38	0
	07/2018	CAD	800		617	9	0
	07/2018	GBP	30		40	0	0
	08/2018	EUR	7,953		9,473	160	(4)
	08/2018	JPY	108,300		982	1	0
	08/2018	$	765	EUR	648	0	(7)
	08/2018		586	JPY	64,400	0	(3)
HUS	07/2018		6,395	CAD	8,509	77	0
	07/2018		568	GBP	429	0	(2)
	08/2018	CAD	8,509	$	6,399	0	(77)
	10/2018	DKK	1,665		262	0	(1)
JPM	07/2018	JPY	260,000		2,390	38	0
	07/2018	$	20	DKK	133	0	0
	07/2018		535	GBP	401	0	(6)
	08/2018	JPY	1,304,000	$	11,935	120	0
	08/2018	SEK	4,730		541	12	0
	08/2018	$	4,039	JPY	443,600	0	(20)
MSB	08/2018	JPY	130,000	$	1,179	1	0
RBC	07/2018	$	1,955	DKK	11,700	0	(121)
SCX	08/2018		3,325	EUR	2,832	0	(7)
	08/2018		8,043	SEK	69,840	0	(220)
SSB	08/2018		4,181	JPY	456,000	0	(50)
	10/2018	DKK	6,299	$	1,056	62	0
TOR	10/2018	$	1,667	DKK	9,900	0	(104)
UAG	07/2018	DKK	3,000	$	501	31	0
	07/2018	$	1,645	GBP	1,244	0	(3)
	08/2018	GBP	1,244	$	1,647	3	0
	08/2018	JPY	160,000		1,474	24	0
	10/2018	DKK	3,700		623	39	0

Total Forward Foreign Currency Contracts						$1,264	$(664)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	$82.000	07/05/2018	$20,000	$1	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	1,000	0	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2048	70.000	09/06/2018	1,000	0	0

Total Purchased Options					$1	$0

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC GBP versus USD	$1.326	07/13/2018	GBP	286	$(2)	$(3)
GLM	Put - OTC AUD versus USD	0.725	08/23/2018	AUD	700	(3)	(3)
HUS	Put - OTC GBP versus USD	1.332	07/12/2018	GBP	388	(2)	(6)
UAG	Put - OTC AUD versus USD	0.721	08/20/2018	AUD	1,000	(4)	(3)

Total Written Options						$(11)	$(15)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.085%	$200	$1	$0	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.11 Index	0.500%	Monthly	11/18/2054	$12,000	$(102)	$(9)	$0	$(111)

Total Swap Agreements						$(101)	$(9)	$1	$(111)

(i)

Securities with an aggregate market value of $305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,516	$0	$71,516
Industrials	0	26,431	0	26,431
Utilities	0	13,295	0	13,295
Municipal Bonds & Notes
Texas	0	49	0	49
U.S. Government Agencies	0	71,271	0	71,271
Non-Agency Mortgage-Backed Securities	0	6,838	0	6,838
Asset-Backed Securities	0	18,771	0	18,771
Sovereign Issues	0	7,728	0	7,728
Short-Term Instruments
Commercial Paper	0	2,908	0	2,908
Repurchase Agreements	0	3,972	0	3,972
Short-Term Notes	0	1,793	0	1,793
Japan Treasury Bills	0	26,649	0	26,649
U.S. Treasury Bills	0	305	0	305

Total Investments	$0	$251,526	$0	$251,526

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	12	0	72
Over the counter	0	1,265	0	1,265
	$60	$1,277	$0	$1,337

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(2)	0	(58)
Over the counter	0	(790)	0	(790)

	$(56)	$(792)	$0	$(848)

Total Financial Derivative Instruments	$4	$485	$0	$489

Totals	$4	$252,011	$0	$252,015

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.3% ¤
CORPORATE BONDS & NOTES 35.2%
BANKING & FINANCE 24.3%
AIG Global Funding
2.797% (US0003M + 0.460%) due 06/25/2021 ~		$5,500	$5,505
Ally Financial, Inc.
4.125% due 03/30/2020		600	602
American Express Co.
2.846% (US0003M + 0.525%) due 05/17/2021 ~		22,400	22,472
American Express Credit Corp.
2.375% due 05/26/2020		23,000	22,672
American Tower Corp.
2.800% due 06/01/2020		49,110	48,709
3.450% due 09/15/2021		6,800	6,776
Australia & New Zealand Banking Group Ltd.
3.300% due 05/17/2021		21,200	21,215
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		7,755	7,700
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	1,000	350
Bank of America Corp.
2.600% due 01/15/2019		$1,100	1,099
2.650% due 04/01/2019		15,240	15,226
3.108% (US0003M + 0.790%) due 03/05/2024 ~		25,000	24,933
3.207% (US0003M + 0.870%) due 04/01/2019 ~		42,800	43,051
3.775% (US0003M + 1.420%) due 04/19/2021 ~		11,900	12,221
Bank of Montreal
2.375% due 01/25/2019		4,631	4,626
Bank of Nova Scotia
1.950% due 01/15/2019		1,200	1,196
Barclays Bank PLC
14.000% due 06/15/2019 •(h)	GBP	3,700	5,407
Barclays PLC
4.463% (US0003M + 2.110%) due 08/10/2021 ~		$18,900	19,624
Blackstone CQP Holdco LP
6.500% due 03/20/2021		40,800	41,004
Cantor Fitzgerald LP
6.500% due 06/17/2022		1,850	1,965
Citibank N.A.
2.678% (US0003M + 0.320%) due 05/01/2020 ~		12,800	12,812
3.050% due 05/01/2020		34,200	34,195
Citigroup, Inc.
3.056% (US0003M + 0.690%) due 10/27/2022 ~		25,000	24,948
3.239% (US0003M + 0.880%) due 07/30/2018 ~		92,600	92,670
3.249% (US0003M + 0.930%) due 06/07/2019 ~		2,400	2,415
3.672% (US0003M + 1.310%) due 10/26/2020 ~		1,400	1,429
3.714% (US0003M + 1.380%) due 03/30/2021 ~		18,369	18,778
Citizens Bank N.A.
2.300% due 12/03/2018		11,300	11,286
2.500% due 03/14/2019		14,000	13,971
Commonwealth Bank of Australia
1.750% due 11/02/2018		8,100	8,077
Compass Bank
3.057% (US0003M + 0.730%) due 06/11/2021 ~		21,500	21,500
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		700	697
4.645% (US0003M + 2.290%) due 04/16/2021 ~		15,000	15,682
Deutsche Bank AG
4.250% due 10/14/2021		1,300	1,282
Dexia Credit Local S.A.
2.500% due 01/25/2021		27,000	26,675
Discover Bank
2.600% due 11/13/2018		4,125	4,123
First Republic Bank
2.375% due 06/17/2019		300	298
Ford Motor Credit Co. LLC
2.875% due 10/01/2018		5,790	5,792
3.293% (US0003M + 0.930%) due 11/04/2019 ~		53,500	53,880
5.750% due 02/01/2021		6,300	6,619
General Motors Financial Co., Inc.
3.100% due 01/15/2019		18,475	18,495
3.200% due 07/13/2020		3,900	3,884
3.908% (US0003M + 1.560%) due 01/15/2020 ~		38,700	39,306
4.408% (US0003M + 2.060%) due 01/15/2019 ~		25,400	25,637

Goldman Sachs Bank USA
3.200% due 06/05/2020		2,700	2,711
Goldman Sachs Group, Inc.
3.067% (US0003M + 0.730%) due 12/27/2020 ~		39,950	40,095
3.080% (US0003M + 0.750%) due 02/23/2023 ~		18,200	18,143
3.133% (US0003M + 0.800%) due 12/13/2019 ~		5,000	5,032
3.400% (US0003M + 1.040%) due 04/25/2019 ~		8,816	8,872
3.522% (US0003M + 1.160%) due 04/23/2020 ~		2,000	2,026
3.541% (US0003M + 1.200%) due 09/15/2020 ~		6,105	6,198
3.720% (US0003M + 1.360%) due 04/23/2021 ~		19,600	20,036
3.919% (US0003M + 1.600%) due 11/29/2023 ~		20,800	21,502
5.375% due 03/15/2020		5,000	5,177
6.000% due 06/15/2020		9,033	9,504
7.500% due 02/15/2019		4,200	4,317
Harley-Davidson Financial Services, Inc.
2.831% (US0003M + 0.500%) due 05/21/2020 ~		14,800	14,835
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		20,400	20,435
HSBC USA, Inc.
2.965% (US0003M + 0.610%) due 11/13/2019 ~		60,750	61,037
3.133% (US0003M + 0.770%) due 08/07/2018 ~		4,200	4,204
ING Bank NV
2.050% due 08/17/2018		25,700	25,685
3.101% (US0003M + 0.780%) due 08/17/2018 ~		5,700	5,706
International Lease Finance Corp.
7.125% due 09/01/2018		200	201
John Deere Capital Corp.
3.450% due 06/07/2023		1,200	1,203
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		13,000	13,003
3.564% (US0003M + 1.205%) due 10/29/2020 ~		29,500	30,075
4.625% due 05/10/2021		400	414
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~		30,100	30,099
2.702% (US0003M + 0.340%) due 04/26/2021 ~		40,000	40,020
KeyBank N.A.
3.350% due 06/15/2021		12,500	12,525
LeasePlan Corp. NV
2.875% due 01/22/2019		2,400	2,396
Lloyds Bank PLC
2.853% (US0003M + 0.490%) due 05/07/2021 ~		11,900	11,922
Macquarie Bank Ltd.
3.479% (US0003M + 1.120%) due 07/29/2020 ~		56,500	57,205
Metropolitan Life Global Funding
2.300% due 04/10/2019		5,400	5,383
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		2,587	2,560
3.061% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,518
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	299
Mizuho Financial Group, Inc.
3.108% (US0003M + 0.790%) due 03/05/2023 ~		21,600	21,612
Morgan Stanley
3.733% (US0003M + 1.375%) due 02/01/2019 ~		32,000	32,213
5.500% due 01/26/2020		2,100	2,173
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~		1,400	1,402
National Australia Bank Ltd.
3.625% due 06/20/2023		3,900	3,895
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		3,475	3,464
Nuveen Finance LLC
2.950% due 11/01/2019		400	399
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	579,800	90,891
1.000% due 10/01/2018		126,400	19,886
2.000% due 07/01/2018		22,900	3,590
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		$25,300	25,380
Piper Jaffray Cos.
5.060% due 10/09/2018		9,500	9,545
Private Export Funding Corp.
2.650% due 02/16/2021		19,900	19,804
Reliance Standard Life Global Funding
2.500% due 01/15/2020		2,000	1,979
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		21,500	21,473
6.400% due 10/21/2019		8,300	8,613
Santander UK PLC
2.920% (US0003M + 0.620%) due 06/01/2021 ~		14,550	14,548
Skandinaviska Enskilda Banken AB
2.751% (US0003M + 0.430%) due 05/17/2021 ~		21,200	21,191
Springleaf Finance Corp.
6.125% due 05/15/2022		15,675	16,067
Sumitomo Mitsui Banking Corp.
2.703% (US0003M + 0.350%) due 01/17/2020 ~		23,700	23,705
3.025% (US0003M + 0.670%) due 10/19/2018 ~		30,000	30,049

Sumitomo Mitsui Trust Bank Ltd.
3.265% (US0003M + 0.910%) due 10/18/2019 ~	3,200	3,226
Svenska Handelsbanken AB
2.800% (US0003M + 0.470%) due 05/24/2021 ~	21,100	21,113
Synchrony Bank
3.650% due 05/24/2021	22,700	22,727
Synchrony Financial
2.600% due 01/15/2019	2,500	2,496
3.584% (US0003M + 1.230%) due 02/03/2020 ~	42,500	42,908
Toyota Motor Credit Corp.
2.622% (US0003M + 0.280%) due 04/13/2021 ~	20,000	20,002
2.721% due 05/17/2022 •	21,500	21,574
U.S. Bank N.A.
2.682% (US0003M + 0.320%) due 04/26/2021 ~	34,200	34,236
3.150% due 04/26/2021	34,200	34,275
UBS AG
2.639% due 12/07/2018 •	32,200	32,230
2.639% (US0003M + 0.320%) due 05/28/2019 ~	27,000	27,037
UBS Group Funding Switzerland AG
2.950% due 09/24/2020	300	297
4.128% due 04/14/2021 •	51,200	52,877
Unibail-Rodamco SE
3.118% (US0003M + 0.770%) due 04/16/2019 ~	58,900	59,154
Wells Fargo & Co.
2.625% due 07/22/2022	6,400	6,168
3.242% (US0003M + 0.880%) due 07/22/2020 ~	4,600	4,655
3.661% (US0003M + 1.340%) due 03/04/2021 ~	15,350	15,716
Westpac Banking Corp.
2.623% (US0003M + 0.280%) due 05/15/2020 ~	20,800	20,805
Weyerhaeuser Co.
7.375% due 10/01/2019	3,400	3,574

		2,074,091

INDUSTRIALS 8.2%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	17,100	16,911
Altria Group, Inc.
9.250% due 08/06/2019	4,000	4,273
Amazon.com, Inc.
1.900% due 08/21/2020	5,900	5,782
Anheuser-Busch InBev Worldwide, Inc.
2.200% due 08/01/2018	6,000	5,998
AP Moller - Maersk A/S
2.875% due 09/28/2020	2,200	2,172
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~	21,900	21,953
3.345% (US0003M + 1.010%) due 12/15/2023 ~	5,300	5,304
3.500% due 06/25/2021	500	501
Boston Scientific Corp.
2.850% due 05/15/2020	13,600	13,504
3.375% due 05/15/2022	4,100	4,047
Campbell Soup Co.
2.835% (US0003M + 0.500%) due 03/16/2020 ~	38,725	38,621
2.971% (US0003M + 0.630%) due 03/15/2021 ~	14,200	14,166
Charter Communications Operating LLC
3.579% due 07/23/2020	15,700	15,705
4.464% due 07/23/2022	5,000	5,060
Conagra Brands, Inc.
2.831% (US0003M + 0.500%) due 10/09/2020 ~	10,900	10,851
Continental Airlines Pass-Through Trust
6.250% due 10/11/2021	493	507
CVS Health Corp.
1.900% due 07/20/2018	4,100	4,099
2.800% due 07/20/2020	400	397
2.957% (US0003M + 0.630%) due 03/09/2020 ~	25,700	25,806
3.125% due 03/09/2020	11,300	11,290
Daimler Finance North America LLC
1.750% due 10/30/2019	4,250	4,176
2.000% due 08/03/2018	43,500	43,479
2.375% due 08/01/2018	5,125	5,124
2.753% (US0003M + 0.390%) due 05/04/2020 ~	21,200	21,198
2.913% (US0003M + 0.550%) due 05/04/2021 ~	21,300	21,362
Dell International LLC
3.480% due 06/01/2019	12,087	12,120
Delta Air Lines, Inc.
3.400% due 04/19/2021	1,000	996
Diageo Capital PLC
2.566% (US0003M + 0.240%) due 05/18/2020 ~	4,400	4,403
3.000% due 05/18/2020	3,800	3,806
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	17,900	17,741
EMC Corp.
2.650% due 06/01/2020	1,100	1,070

Energy Transfer Partners LP
6.700% due 07/01/2018		14,393	14,393
9.700% due 03/15/2019		1,500	1,569
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~		20,600	20,704
General Motors Co.
3.500% due 10/02/2018		4,000	4,008
Georgia-Pacific LLC
2.539% due 11/15/2019		33,800	33,589
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~		19,900	19,916
Heathrow Funding Ltd.
4.875% due 07/15/2023		300	314
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		158	158
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		522	521
Kraft Heinz Foods Co.
2.000% due 07/02/2018		2,000	2,000
3.375% due 06/15/2021		16,500	16,538
Maple Escrow Subsidiary, Inc.
3.551% due 05/25/2021		31,500	31,547
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		21,800	21,896
Mondelez International, Inc.
3.000% due 05/07/2020		21,300	21,263
Moody’s Corp.
3.250% due 06/07/2021		4,700	4,694
Motorola Solutions, Inc.
3.500% due 09/01/2021		2,200	2,188
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		769	790
Oracle Corp.
1.900% due 09/15/2021		42,700	40,684
5.000% due 07/08/2019		2,884	2,950
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		8,310	8,293
QUALCOMM, Inc.
3.000% due 05/20/2022		19,100	18,822
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		20,600	20,291
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~		6,200	6,232
Syngenta Finance NV
3.698% due 04/24/2020		6,800	6,778
Time Warner Cable LLC
6.750% due 07/01/2018		1,300	1,300
8.250% due 04/01/2019		7,621	7,906
8.750% due 02/14/2019		19,913	20,581
UnitedHealth Group, Inc.
1.900% due 07/16/2018		7,300	7,299
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		21,800	21,565
WestRock RKT Co.
4.450% due 03/01/2019		3,155	3,187

			704,398

UTILITIES 2.7%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		25,600	25,717
3.298% (US0003M + 0.950%) due 07/15/2021 ~		6,600	6,666
BellSouth Corp.
4.333% due 04/26/2021		21,500	21,729
British Telecommunications PLC
2.350% due 02/14/2019		6,600	6,582
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		5,200	5,213
Consumers Energy Co.
6.700% due 09/15/2019		2,700	2,819
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		17,100	17,119
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,236
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	10,500	10,728
Orange S.A.
2.750% due 02/06/2019		$2,900	2,898
PacifiCorp
5.500% due 01/15/2019		700	710
Pennsylvania Electric Co.
5.200% due 04/01/2020		1,800	1,850
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		21,100	21,118
Sprint Capital Corp.
6.900% due 05/01/2019		2,600	2,659

Sprint Communications, Inc.
9.000% due 11/15/2018	2,600	2,655
Telstra Corp. Ltd.
3.125% due 04/07/2025	1,000	951
Verizon Communications, Inc.
3.376% due 02/15/2025	92,033	88,522

		232,172

Total Corporate Bonds & Notes (Cost $3,006,549)		3,010,661

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	336	336

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.987% (US0003M + 1.100%) due 04/01/2040 ~	2,513	2,548

Total Municipal Bonds & Notes (Cost $2,899)		2,884

U.S. GOVERNMENT AGENCIES 37.5%
Fannie Mae
1.000% due 01/25/2043	2,144	1,925
2.151% (LIBOR01M + 0.060%) due 12/25/2036 ~	802	788
2.211% (LIBOR01M + 0.120%) due 06/25/2034 ~	230	227
2.341% (LIBOR01M + 0.250%) due 01/25/2037 ~	7	7
2.391% (LIBOR01M + 0.300%) due 03/25/2037 - 12/25/2042 ~	1,503	1,500
2.441% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2043 ~	1,796	1,798
2.441% (US0001M + 0.350%) due 03/25/2044 ~	109	109
2.451% (LIBOR01M + 0.360%) due 03/25/2037 ~	70	70
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	1,239	1,246
2.491% (LIBOR01M + 0.400%) due 06/25/2032 - 10/25/2040 ~	230	230
2.500% due 05/25/2028 (a)	15,499	1,066
2.541% (LIBOR01M + 0.450%) due 12/25/2040 ~	27	27
2.561% (LIBOR01M + 0.470%) due 07/25/2037 - 12/25/2040 ~	2,433	2,454
2.568% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
2.591% (LIBOR01M + 0.500%) due 08/25/2037 - 05/25/2040 ~	7,477	7,553
2.641% (LIBOR01M + 0.550%) due 09/25/2041 ~	148	150
2.664% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	497	504
2.714% (12MTA + 1.250%) due 09/01/2041 ~	44	45
2.729% (H15T1Y + 1.382%) due 03/01/2035 ~	230	243
2.741% (LIBOR01M + 0.650%) due 12/25/2037 ~	1,868	1,887
2.761% (LIBOR01M + 0.670%) due 03/25/2038 ~	48	49
2.791% (LIBOR01M + 0.700%) due 10/25/2037 ~	6,410	6,505
2.841% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,093	1,115
2.864% (12MTA + 1.400%) due 10/01/2030 - 11/01/2039 ~	529	524
2.941% (LIBOR01M + 0.850%) due 02/25/2040 ~	865	884
3.008% (US0012M + 1.258%) due 11/01/2034 ~	246	257
3.028% (US0012M + 1.278%) due 10/01/2034 ~	456	473
3.189% (US0012M + 1.426%) due 01/01/2035 (j)~	1,090	1,134
3.189% (US0006M + 1.404%) due 03/01/2035 (j)~	1,930	1,989
3.220% (H15T1Y + 2.095%) due 11/01/2027 ~	13	14
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	239	250
3.260% (US0012M + 1.510%) due 09/01/2035 ~	59	62
3.307% (H15T1Y + 2.095%) due 10/01/2035 ~	909	952
3.390% (US0012M + 1.640%) due 09/01/2035 (j)~	1,701	1,788
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	84	87
3.454% (US0012M + 1.636%) due 07/01/2035 (j)~	1,074	1,128
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	44	45
3.522% (US0012M + 1.598%) due 07/01/2035 (j)~	1,135	1,190
3.562% (US0012M + 1.750%) due 08/01/2035 ~	424	447
3.597% (US0012M + 1.625%) due 08/01/2035 (j)~	1,315	1,381
3.631% (US0012M + 1.648%) due 04/01/2034 ~	278	289
3.662% (US0012M + 1.912%) due 11/01/2035 ~	16	17
3.848% (H15T1Y + 2.348%) due 01/01/2024 ~	39	39
3.856% (H15T1Y + 2.132%) due 06/01/2022 ~	1	1
3.910% (US0012M + 1.737%) due 09/01/2032 ~	379	400
3.917% (US0012M + 1.506%) due 05/01/2035 ~	261	272
3.952% (H15T1Y + 2.290%) due 04/01/2024 ~	16	16
3.959% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 (a)~	35,641	5,617
3.964% (US0006M + 1.964%) due 10/01/2024 ~	62	63
4.050% (H15T1Y + 2.175%) due 03/01/2035 ~	63	65
4.053% (US0006M + 1.990%) due 03/01/2024 ~	66	66
4.059% (- 1.0*LIBOR01M + 6.150%) due 11/25/2042 (a)~	50,550	7,057
4.138% (US0012M + 1.629%) due 05/01/2035 (j)~	1,026	1,078
4.216% (- 1.75*LIBOR01M + 7.875%) due 01/25/2043 ~	5,019	4,562
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	32	33
4.250% due 05/25/2033	527	529
4.299% (US0012M + 2.046%) due 06/01/2035 ~	268	285
4.383% (US0012M + 1.758%) due 06/01/2035 ~	200	208
4.487% (COF 11 + 1.250%) due 01/01/2028 ~	5	5
4.500% due 05/01/2019 - 09/01/2046	9,322	9,733

4.500% due 08/01/2045 (j)	2,497	2,606
4.554% (COF 11 + 1.250%) due 02/01/2028 ~	1	1
4.559% (- 1.0*LIBOR01M + 6.650%) due 01/25/2042 (a)~	3,599	513
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	19	20
5.000% (COF 11 + 1.250%) due 12/01/2023 ~	2	2
5.000% due 08/01/2025 - 08/01/2040	5,399	5,736
5.427% due 12/25/2042 ~	1,235	1,291
5.500% due 02/01/2019 - 08/25/2034	12,877	13,784
5.500% due 02/01/2027 - 11/01/2028 (j)	4,767	5,110
6.000% due 01/01/2021 - 10/01/2038	3,051	3,269
6.000% due 05/01/2025 - 01/01/2039 (j)	8,812	9,408
6.500% due 07/25/2023 - 03/01/2038	2,894	3,206
7.000% due 04/01/2034	22	25
8.000% due 11/25/2023 - 11/01/2031	501	584
8.500% due 04/01/2025	33	35
8.800% due 01/25/2019	1	1
9.000% due 03/25/2021 - 04/25/2021	19	20
9.500% due 03/25/2020 - 11/01/2025	73	79
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	442,000	439,370
4.000% due 07/01/2048 - 09/01/2048	1,981,855	2,017,481
4.500% due 07/01/2048 - 08/01/2048	472,700	491,460
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	18	18
Freddie Mac
1.534% due 11/25/2019 (a)~	178,049	2,977
2.000% due 11/15/2026	50,450	49,199
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	1,136	1,131
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~	1,863	1,844
2.403% (LIBOR01M + 0.330%) due 02/15/2037 ~	56	55
2.413% (LIBOR01M + 0.340%) due 02/15/2037 ~	50	50
2.473% (LIBOR01M + 0.400%) due 05/15/2037 ~	17	17
2.523% (LIBOR01M + 0.450%) due 11/15/2030 - 12/15/2031 ~	49	49
2.593% (LIBOR01M + 0.520%) due 05/15/2036 ~	16	16
2.623% (LIBOR01M + 0.550%) due 01/15/2042 ~	49	50
2.835% (12MTA + 1.400%) due 07/25/2044 ~	317	319
2.923% (LIBOR01M + 0.850%) due 12/15/2039 ~	1	1
2.928% (LIBOR01M + 0.855%) due 01/15/2038 ~	4,086	4,174
3.000% due 03/15/2027 - 05/15/2027 (a)	26,462	2,067
3.000% due 06/15/2036 - 03/15/2041	2,930	2,874
3.023% (LIBOR01M + 0.950%) due 10/15/2020 ~	2	2
3.073% (LIBOR01M + 1.000%) due 03/15/2021 ~	2	2
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	10	10
3.354% due 05/15/2040 (a)	9,827	9,436
3.375% (H15T1Y + 2.125%) due 11/01/2022 ~	38	38
3.375% (US0012M + 1.625%) due 10/01/2035 ~	1,021	1,068
3.450% (H15T1Y + 2.250%) due 12/01/2022 ~	10	10
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	22	21
3.499% (H15T1Y + 2.331%) due 09/01/2023 ~	3	4
3.547% (H15T1Y + 2.208%) due 06/01/2024 ~	7	7
3.587% due 08/15/2032 ~	34	34
3.638% (US0012M + 1.625%) due 04/01/2035 ~	523	549
3.726% (US0012M + 1.625%) due 03/01/2035 ~	530	556
3.731% (US0012M + 1.687%) due 07/01/2035 ~	11	11
3.765% (H15T1Y + 2.357%) due 07/01/2027 ~	17	18
3.793% (US0012M + 1.725%) due 03/01/2035 ~	247	255
3.863% (US0012M + 1.738%) due 03/01/2035 ~	194	203
3.872% (H15T1Y + 2.372%) due 01/01/2024 ~	4	4
3.874% (US0012M + 2.040%) due 04/01/2035 ~	547	571
3.877% (- 1.0*LIBOR01M + 5.950%) due 08/15/2043 (a)~	63,686	9,693
3.935% (US0012M + 1.725%) due 04/01/2035 ~	339	355
3.984% (US0012M + 2.155%) due 02/01/2037 ~	30	32
4.000% due 01/15/2024 (a)	201	15
4.126% (US0012M + 1.751%) due 04/01/2035 ~	99	99
4.166% (US0012M + 1.750%) due 08/01/2035 (j)~	3,253	3,428
4.370% (US0012M + 1.862%) due 05/01/2037 ~	33	35
4.397% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 (a)~	2,088	228
5.000% due 01/01/2026 - 07/01/2041	296	316
5.077% (- 1.0*LIBOR01M + 7.150%) due 08/15/2036 (a)~	5,841	823
5.500% due 07/15/2034	699	743
6.000% due 12/15/2028 - 07/15/2029	46	50
6.363% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	20,262	20,746
6.500% due 02/01/2022 - 07/25/2043	13,221	14,855
7.000% due 01/01/2030 - 04/01/2032	13	15
7.500% due 07/15/2030	80	91
8.000% due 04/15/2021 - 12/01/2024	34	34
8.500% due 07/01/2024 - 11/01/2025	100	107
9.000% due 12/15/2020 - 08/01/2022	16	16
9.500% due 09/01/2018 - 09/01/2021	2	1
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	451	462
2.635% (LIBOR01M + 0.550%) due 12/16/2025 ~	26	26
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2034 ~	871	892
2.942% due 02/20/2041 ~	301	314
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2027 ~	648	661
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	2,120	2,187
4.000% (H15T1Y + 1.500%) due 03/20/2019	1	1

Vendee Mortgage Trust
6.500% due 05/15/2029		10,145	10,936

Total U.S. Government Agencies (Cost $3,211,024)			3,211,242

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		357	357
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		163	164
American Home Mortgage Assets Trust
2.301% due 10/25/2046 •		11,685	8,640
2.631% due 11/25/2035 •		1,505	1,452
American Home Mortgage Investment Trust
2.671% due 02/25/2045 •		327	328
4.467% due 02/25/2045 •		18,213	18,582
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		6,774	6,929
Banc of America Funding Trust
2.324% due 05/20/2035 •		1,819	1,803
2.371% due 07/25/2037 •		9,042	8,696
3.795% due 02/20/2036 ~		1,050	1,045
3.909% due 05/25/2035 ~		255	268
5.500% due 09/25/2035		1,122	1,185
Banc of America Mortgage Trust
3.568% due 09/25/2035 ^~		3,311	3,229
3.704% due 02/25/2035 ~		225	223
4.436% due 05/25/2033 ~		37	37
6.500% due 10/25/2031		371	388
BCAP LLC Trust
2.304% due 11/26/2046 •		2,928	2,925
2.460% due 05/26/2035 •		891	888
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~		14	13
3.615% due 02/25/2033 ~		59	60
3.616% due 03/25/2035 ~		43	42
3.624% due 01/25/2035 ~		768	761
3.663% due 08/25/2035 ~		17,192	15,953
3.679% due 08/25/2033 ~		669	671
3.698% due 02/25/2033 ~		108	101
3.804% due 08/25/2033 ~		201	198
3.808% due 01/25/2034 ~		14	14
3.827% due 04/25/2033 ~		996	1,008
3.850% due 01/25/2035 ~		4	4
3.925% due 08/25/2035 ^~		2,693	2,504
4.232% due 10/25/2036 ^~		1,077	1,041
Bear Stearns ALT-A Trust
3.604% due 04/25/2035 ~		6,655	6,630
3.781% due 05/25/2035 ~		788	796
3.791% due 09/25/2035 ~		2,201	1,816
4.261% due 09/25/2034 ~		521	517
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~		4,999	4,436
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.371% due 01/25/2035 •		767	754
Citigroup Mortgage Loan Trust
3.802% due 03/25/2036 ^~		5,470	5,409
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •		37	38
3.889% due 03/25/2034 ~		658	664
Countrywide Alternative Loan Trust
2.271% due 05/25/2047 •		4,084	3,978
2.371% due 02/25/2037 •		5,099	4,630
2.491% due 06/25/2036 ^•		596	394
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% due 04/25/2035 •		1,353	1,308
3.537% due 02/20/2036 ^•		8,359	7,695
5.000% due 08/25/2019		49	50
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~		519	493
3.677% due 04/25/2034 ~		3,182	3,222
5.120% due 06/25/2032 ~		47	47
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.906% due 10/25/2033 ~		68	68
Credit Suisse Mortgage Capital Certificates
3.453% due 05/26/2036 ~		778	781
3.591% due 02/26/2036 ~		1,140	1,137
3.597% due 09/26/2047 ~		1,915	1,929
4.016% due 08/28/2036 ~		824	827
DLJ Acceptance Trust
11.000% due 08/01/2019		1	1
EMF-NL BV
0.671% due 07/17/2041 •	EUR	7,300	8,295
EMF-NL Prime BV
0.521% due 04/17/2041 •		3,000	2,670

Eurosail PLC
0.785% due 12/10/2044 •	GBP	477	624
0.787% due 03/13/2045 •		1,334	1,741
1.327% due 09/13/2045 •		1,736	2,291
1.577% (BP0003M + 0.950%) due 06/13/2045 ~		7,128	9,487
First Horizon Alternative Mortgage Securities Trust
3.414% due 09/25/2035 ^~		$514	497
3.420% due 09/25/2034 ~		197	196
First Horizon Mortgage Pass-Through Trust
3.723% due 02/25/2035 ~		164	166
General Motors Acceptance Corp.
7.430% due 12/01/2021		1	1
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,026	1,180
2.465% due 06/18/2039 •		$10,596	10,402
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		26,000	26,100
GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)		11,038	773
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		752	769
3.749% due 09/25/2035 ~		82	84
3.923% due 09/25/2035 ~		10,826	11,180
4.186% due 07/25/2035 ~		1,018	937
6.000% due 03/25/2032		39	40
HarborView Mortgage Loan Trust
4.056% due 07/19/2035 ~		3,290	2,909
IndyMac Mortgage Loan Trust
2.301% due 05/25/2046 •		2,182	2,125
JPMorgan Chase Commercial Mortgage Securities Trust
1.753% due 05/15/2045 ~(a)		30,991	1,563
JPMorgan Mortgage Trust
3.607% due 04/25/2037 ^~		531	452
3.664% due 08/25/2035 ^~		4,380	4,282
4.048% due 07/25/2035 ~		237	245
MASTR Adjustable Rate Mortgages Trust
3.915% due 11/21/2034 ~		185	191
MASTR Alternative Loan Trust
4.500% due 11/25/2018		59	59
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •		142	138
Morgan Stanley Mortgage Loan Trust
2.351% due 04/25/2035 •		5,583	5,547
2.411% due 01/25/2035 •		676	632
3.840% due 08/25/2034 ~		434	409
5.500% due 11/25/2035		2,252	2,338
MortgageIT Trust
2.731% due 02/25/2035 •		786	789
Newgate Funding PLC
0.279% due 12/15/2050 •	EUR	1,754	2,026
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.371% due 12/25/2035 •		$5,172	5,086
Pepper Residential Securities Trust
2.975% due 08/13/2057 •	AUD	3,620	2,685
Prime Mortgage Trust
2.491% due 02/25/2034 •		$562	540
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		83	79
Structured Adjustable Rate Mortgage Loan Trust
3.756% due 02/25/2034 ~		56	57
Structured Asset Mortgage Investments Trust
2.351% due 03/25/2037 •		111	83
2.371% due 02/25/2036 ^•		2,551	2,375
2.745% due 09/19/2032 •		1,074	1,053
6.580% due 06/25/2029 ~		78	78
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.248% due 06/25/2033 ~		92	91
Suntrust Adjustable Rate Mortgage Loan Trust
4.033% due 01/25/2037 ^~		2,084	1,978
Thornburg Mortgage Securities Trust
3.242% due 12/25/2045 ^•		5,853	5,684
3.294% due 10/25/2045 •		10,679	10,121
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 01/25/2047 •		2,299	2,242
2.288% due 01/25/2047 •		3,277	3,277
2.351% due 11/25/2045 •		1,368	1,357
2.361% due 12/25/2045 •		4,123	4,081
2.381% due 10/25/2045 •		89	89
2.558% due 08/25/2046 •		78	74
2.758% due 11/25/2042 •		613	586
2.831% due 11/25/2034 •		3,867	3,817
2.958% due 06/25/2042 •		664	639
2.958% due 08/25/2042 •		686	672
3.433% due 01/25/2036 ~		263	264
6.000% due 06/25/2034		1,132	1,236

Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~	56	55
3.822% due 02/25/2033 ~	48	48
Wells Fargo Commercial Mortgage Trust
1.949% due 10/15/2045 ~(a)	88,540	5,408
Wells Fargo Mortgage-Backed Securities Trust
3.733% due 12/25/2033 ~	328	338
3.738% due 12/25/2034 ~	8,688	8,881
3.773% due 04/25/2036 ~	135	134
3.784% due 01/25/2035 ~	850	880
3.822% due 03/25/2036 ~	4,251	4,331
3.822% due 03/25/2036 ^~	594	589
3.839% due 02/25/2035 ~	275	282
3.874% due 03/25/2035 ~	175	179
3.895% due 06/25/2035 ~	15,874	16,304
3.933% due 04/25/2036 ^~	645	657
4.278% due 07/25/2036 ^~	3,915	3,978
4.422% due 06/25/2034 ~	7,562	7,726
Wells Fargo-RBS Commercial Mortgage Trust
1.531% due 03/15/2044 ~(a)	107,282	3,294

Total Non-Agency Mortgage-Backed Securities (Cost $314,185)		329,595

ASSET-BACKED SECURITIES 12.4%
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •	1,362	1,360
2.791% due 04/25/2035 •	773	775
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.541% due 10/25/2035 •	6,600	6,637
Ally Auto Receivables Trust
1.490% due 11/15/2019	7,571	7,560
2.720% due 05/17/2021 «	17,300	17,300
American Express Credit Account Master Trust
1.640% due 12/15/2021	43,200	42,833
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.591% due 09/25/2035 •	7,300	7,348
2.781% due 07/25/2035 •	2,993	3,006
3.441% due 02/25/2033 •	1,434	1,422
Asset-Backed Funding Certificates Trust
2.311% due 05/25/2037 •	96	96
Asset-Backed Securities Corp. Home Equity Loan Trust
2.321% due 05/25/2037 •	19,836	14,484
2.593% due 06/15/2031 •	4	4
BA Credit Card Trust
2.453% due 06/15/2021 •	20,000	20,034
Bear Stearns Asset-Backed Securities Trust
2.841% due 06/25/2035 •	348	352
3.091% due 10/25/2037 •	9,629	9,692
3.091% due 11/25/2042 •	410	409
3.891% due 03/25/2043 •	2,138	2,136
Capital One Multi-Asset Execution Trust
2.523% due 02/15/2022 •	17,000	17,047
CARDS Trust
2.333% due 10/17/2022 •	7,850	7,847
2.423% due 04/17/2023 •	42,500	42,538
3.047% due 04/17/2023	42,500	42,508
CarMax Auto Owner Trust
2.730% due 08/16/2021	21,500	21,485
Centex Home Equity Loan Trust
2.711% due 09/25/2034 •	2,032	2,030
Countrywide Asset-Backed Certificates
2.431% due 04/25/2036 •	2,104	2,106
2.511% due 01/25/2045 •	10,400	10,362
2.841% due 03/25/2034 •	2,373	2,390
Countrywide Asset-Backed Certificates Trust
2.811% due 07/25/2034 •	2,915	2,936
3.021% due 08/25/2035 •	821	825
Credit Suisse First Boston Mortgage Securities Corp.
2.791% due 07/25/2032 •	12	11
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(b)	13,000	13,000
Drug Royalty LP
5.198% due 07/15/2023 •	79	80
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	23,300	23,316
Eagle Ltd.
2.570% due 12/15/2039	1,797	1,789
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	20,815	20,861
Edsouth Indenture LLC
3.241% due 09/25/2040 •	11,020	11,098
EquiFirst Mortgage Loan Trust
2.571% due 01/25/2034 •	357	348
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	21,800	21,800

Evergreen Credit Card Trust
2.333% due 10/15/2021 •	11,300	11,313
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)	21,500	21,500
First Franklin Mortgage Loan Asset-Backed Certificates
2.916% due 05/25/2034 •	2,384	2,360
First Franklin Mortgage Loan Trust
2.541% due 06/25/2036 •	1,262	1,269
2.811% due 05/25/2035 •	828	832
First NLC Trust
2.796% due 12/25/2035 •	3,254	3,273
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	9,547	9,527
2.213% due 11/15/2019 •	3,752	3,752
2.710% due 12/15/2020	21,400	21,392
Ford Credit Floorplan Master Owner Trust
1.770% due 08/15/2020	2,500	2,498
Fremont Home Loan Trust
2.151% due 01/25/2037 •	231	136
2.811% due 07/25/2035 •	425	427
GMF Floorplan Owner Revolving Trust
2.219% due 03/15/2022 •	17,300	17,307
3.130% due 03/15/2023	22,300	22,281
GSAMP Trust
2.161% due 12/25/2036 •	1,882	997
2.771% due 11/25/2034 •	282	283
2.961% due 11/25/2034 •	2,634	2,635
Hertz Fleet Lease Funding LP
2.546% due 05/10/2032 •	17,700	17,721
Home Equity Asset Trust
2.371% due 08/25/2036 •	19,637	19,566
HSI Asset Securitization Corp. Trust
2.141% due 10/25/2036 •	45	23
JPMorgan Mortgage Acquisition Corp.
2.271% due 02/25/2036 •	743	745
Long Beach Mortgage Loan Trust
2.916% due 06/25/2035 •	10	10
Marathon Ltd.
0.000% due 06/15/2028 •(b)	11,300	11,317
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •	3,543	3,567
Merrill Lynch Mortgage Investors Trust
2.401% due 08/25/2036 •	5,000	5,004
2.401% due 12/25/2036 •	508	510
Mid-State Trust
4.864% due 07/15/2038	242	252
MMAF Equipment Finance LLC
2.400% due 06/10/2019	17,931	17,932
2.920% due 07/12/2021	13,900	13,898
Morgan Stanley ABS Capital, Inc. Trust
2.796% due 12/25/2034 •	670	625
Morgan Stanley IXIS Real Estate Capital Trust
2.141% due 11/25/2036 •	18	9
MP CLO Ltd.
3.195% due 04/18/2027 •	22,200	22,182
Navient Private Education Loan Trust
2.418% due 12/15/2059 •	14,100	14,104
2.788% due 12/15/2059 •	11,700	11,719
3.273% due 12/15/2028 •	11,661	11,804
New Century Home Equity Loan Trust
2.421% due 02/25/2036 •	9,657	9,679
2.811% due 03/25/2035 •	2,002	1,931
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.581% due 05/25/2035 •	2,845	2,866
NovaStar Mortgage Funding Trust
2.411% due 05/25/2036 •	5,928	5,890
NYMT Residential
4.000% due 03/25/2021	812	816
OneMain Financial Issuance Trust
2.570% due 07/18/2025	125	125
Option One Mortgage Loan Trust
2.826% due 08/25/2035 •	2,800	2,806
Palmer Square CLO Ltd.
0.000% due 08/15/2026 •(b)	21,500	21,500
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •	88	89
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.931% due 01/25/2036 •	1,377	1,381
Penarth Master Issuer PLC
2.333% due 03/18/2022 •	21,500	21,513
RAAC Trust
2.571% due 03/25/2037 •	2,967	2,976
2.791% due 03/25/2034 •	308	303
Renaissance Home Equity Loan Trust
2.711% due 03/25/2034 •	1,914	1,915
2.791% due 08/25/2032 •	40	38

Residential Asset Securities Corp. Trust
2.766% due 09/25/2035 •		2,064	2,058
2.886% due 01/25/2035 •		691	694
2.916% due 07/25/2034 •		1,808	1,793
Saxon Asset Securities Trust
2.049% due 03/25/2035 ^•		2,110	2,069
2.411% due 09/25/2047 •		4,602	4,564
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•		3,409	1,252
2.221% due 05/25/2037 ^•		676	522
SLC Student Loan Trust
2.441% due 09/15/2026 •		18,158	18,127
2.451% due 03/15/2027 •		14,980	14,935
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	342	399
0.000% due 06/17/2024 •		286	334
0.229% due 12/15/2033 •		1,204	1,390
2.450% due 10/25/2024 •		$11,871	11,863
2.450% due 01/26/2026 •		12,201	12,172
2.510% due 10/25/2029 •		20,224	20,140
2.860% due 04/25/2024 •		8,561	8,577
2.960% due 10/25/2029 •		21,100	21,139
3.541% due 12/15/2033 •		419	424
3.860% due 04/25/2023 •		3,807	3,883
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		9,420	9,379
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027		10,742	10,739
Sound Point CLO Ltd.
3.249% due 01/20/2028 •		19,700	19,700
Soundview Home Loan Trust
2.151% due 11/25/2036 •		1,405	644
South Carolina Student Loan Corp.
3.300% due 09/03/2024 •		3,070	3,098
Structured Asset Investment Loan Trust
2.781% due 06/25/2035 •		1,045	1,049
2.796% due 03/25/2034 •		5,274	5,227
2.811% due 02/25/2035 •		4,011	4,028
2.991% due 09/25/2034 •		528	528
3.066% due 10/25/2033 •		2,794	2,793
Structured Asset Securities Corp.
2.751% due 02/25/2035 •		857	860
Structured Asset Securities Corp. Mortgage Loan Trust
2.766% due 11/25/2035 •		5,000	5,022
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.430% due 01/25/2035		1	1
TICP CLO Ltd.
3.743% due 04/20/2028 •		25,600	25,409
Trillium Credit Card Trust
2.348% due 02/27/2023 •		22,900	22,902
Venture CDO Ltd.
2.589% due 01/20/2022 •		11,917	11,923
Wells Fargo Home Equity Asset-Backed Securities Trust
2.901% due 04/25/2035 •		1,083	1,087
Westlake Automobile Receivables Trust
2.840% due 09/15/2021		25,400	25,406
WhiteHorse Ltd.
3.010% due 04/17/2027 •		13,600	13,577
World Omni Auto Receivables Trust
1.950% due 03/15/2019		8,024	8,022
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		9,599	9,566
2.590% due 11/16/2020		25,800	25,756

Total Asset-Backed Securities (Cost $1,039,507)			1,059,474

SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
6.250% due 04/22/2019		2,500	2,516
21.200% due 09/19/2018	ARS	9,790	328
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		819,400	28,211
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (f)	BRL	1,275,800	323,934
0.000% due 01/01/2019 (f)		184,800	46,153
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$37,200	36,375
Qatar Government International Bond
3.875% due 04/23/2023		9,100	9,110

Spain Government International Bond
4.000% due 04/30/2020	EUR	49,800	62,659

Total Sovereign Issues (Cost $585,895)			509,286

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		11,443	3

Total Common Stocks (Cost $607)			3

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.4%
CERTIFICATES OF DEPOSIT 0.3%
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		$25,600	25,627

COMMERCIAL PAPER 9.4%
American Electric Power, Inc.
2.407% due 07/24/2018		4,300	4,293
2.419% due 07/18/2018		5,650	5,643
AT&T, Inc.
2.674% due 09/06/2018		17,200	17,115
Bank of Montreal
1.537% due 07/03/2018	CAD	33,600	25,554
Bank of Nova Scotia
1.529% due 07/04/2018		19,700	14,982
1.544% due 07/05/2018		8,700	6,616
1.550% due 07/03/2018		6,100	4,639
Bell Canada
2.336% due 07/11/2018		$10,400	10,392
Berkshire Hathaway Energy
2.335% due 07/19/2018		3,250	3,246
Boston Scientific Corp.
2.467% due 07/11/2018		4,700	4,696
2.488% due 07/10/2018		6,900	6,895
2.544% due 08/07/2018		7,200	7,181
2.545% due 08/13/2018		21,800	21,735
Conagra Foods, Inc.
2.334% due 07/09/2018		6,850	6,846
Dominion Gas Holdings LLC
2.335% due 07/10/2018		4,400	4,397
Dominion Resources, Inc.
2.336% due 07/10/2018		15,800	15,789
2.336% due 07/23/2018		3,250	3,245
2.480% due 07/25/2018		10,400	10,383
Energy Transfer Partners
2.999% due 07/16/2018		21,700	21,674
Entergy Corp.
2.637% due 07/16/2018		14,850	14,834
2.756% due 08/15/2018		5,250	5,233
2.797% due 07/10/2018		8,050	8,045
Enterprise Products Operating LLC
2.357% due 07/12/2018		21,800	21,782
2.377% due 07/30/2018		4,750	4,740
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018		20,150	20,138
HP, Inc.
2.531% due 07/23/2018		12,700	12,683
2.566% due 07/02/2018		21,300	21,297
HSBC Bank Canada
1.579% due 07/06/2018	CAD	10,200	7,756
Humana, Inc.
2.597% due 07/09/2018		$6,500	6,496
2.668% due 08/13/2018		7,300	7,277
2.669% due 08/15/2018		8,900	8,871

Hyundai Capital America
2.336% due 07/16/2018		12,250	12,237
2.442% due 07/06/2018		10,450	10,445
ING U.S. Funding LLC
0.000% due 09/11/2018		5,200	5,202
Interpublic Group Cos.
2.468% due 07/16/2018		9,200	9,190
2.489% due 07/25/2018		8,300	8,286
Marriot International
2.358% due 07/19/2018		3,850	3,845
2.474% due 07/16/2018		17,100	17,082
2.523% due 08/08/2018		7,350	7,331
2.523% due 08/10/2018		12,500	12,465
McCormick & Co.
2.883% due 11/01/2018		3,200	3,171
McKesson Corp.
2.427% due 07/23/2018		15,700	15,676
2.438% due 07/17/2018		12,000	11,986
2.438% due 07/20/2018		7,750	7,740
Mondelez International, Inc.
2.275% due 07/11/2018		10,200	10,192
2.275% due 07/12/2018		21,800	21,782
2.367% due 07/23/2018		13,500	13,479
2.495% due 08/20/2018		20,050	19,980
NBCUniversal Enterprise, Inc.
2.326% due 07/19/2018		6,100	6,092
Reckitt Benckiser Treasury
2.389% due 08/02/2018		4,700	4,691
RELX, Inc.
2.336% due 07/26/2018		5,000	4,991
2.356% due 07/20/2018		6,450	6,441
Rockwell Collins, Inc.
2.388% due 07/17/2018		14,950	14,933
Royal Bank of Canada
1.527% due 07/06/2018	CAD	18,700	14,221
Schlumberger Holdings
2.602% due 08/16/2018		$1,550	1,545
2.677% due 10/01/2018		9,550	9,488
2.677% due 10/03/2018		6,900	6,854
2.684% due 07/11/2018		8,700	8,694
2.704% due 07/03/2018		2,300	2,299
Sempra Energy Holdings
2.567% due 07/30/2018		21,800	21,756
2.568% due 07/17/2018		21,200	21,176
2.568% due 07/18/2018		10,800	10,787
Southern Co.
2.463% due 07/09/2018		3,550	3,548
Spectra Energy Partners
2.489% due 07/16/2018		11,950	11,937
2.807% due 07/09/2018		20,750	20,737
Thomson Reuters Corp.
2.438% due 07/10/2018		3,550	3,548
2.438% due 07/25/2018		9,950	9,934
2.438% due 08/01/2018		11,600	11,577
Toronto Dominion Bank
1.537% due 07/03/2018	CAD	8,100	6,160
UDR, Inc.
2.438% due 07/13/2018		$13,300	13,288
VW CR, Inc.
2.367% due 07/12/2018		8,650	8,643
2.592% due 08/15/2018		21,600	21,532
2.602% due 08/14/2018		21,700	21,633
Walgreens Boots Alliance
2.622% due 08/08/2018		1,650	1,646
2.684% due 07/25/2018		9,250	9,234

			801,947

REPURCHASE AGREEMENTS (i) 0.1%
			5,285

SHORT-TERM NOTES 0.9%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	58,900	2,179
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		$18,900	18,915
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018 (g)	ARS	91,100	2,993
33.500% due 07/18/2018 (g)		16,380	555
37.800% due 11/21/2018 (g)		11,090	331
Nigeria Open Market Operation Bills
15.716% due 11/08/2018 (g)	NGN	400,000	1,064
15.737% due 11/08/2018 (g)		900,000	2,393
Pacific Gas & Electric Co.
2.549% (US0003M + 0.230%) due 11/28/2018 ~		$29,500	29,386

Pepper Residential Securities Trust
2.585% due 03/16/2019 •		5,700	5,696
Westlake Automobile Receivables Trust
2.500% due 05/15/2019		16,676	16,677

			80,189

ARGENTINA TREASURY BILLS 0.7%
12.824% due 09/14/2018 - 10/12/2018 (e)(f)	ARS	838,067	28,574
3.100% due 07/13/2018 - 01/11/2019 (e)(f)		$35,900	35,512

			64,086

GREECE TREASURY BILLS 1.6%
1.083% due 07/06/2018 - 03/15/2019 (e)(f)	EUR	114,500	133,531

JAPAN TREASURY BILLS 14.2%
(0.135)% due 07/09/2018 - 09/18/2018 (e)(f)	JPY	134,419,400	1,214,284

NIGERIA TREASURY BILLS 0.0%
15.566% due 11/29/2018 (f)(g)	NGN	400,000	1,057

U.S. TREASURY BILLS 0.2%
1.878% due 08/02/2018 - 10/04/2018 (e)(f)(l)(n)		$19,103	19,070

Total Short-Term Instruments (Cost $2,377,609)			2,345,076

Total Investments in Securities (Cost $10,538,275)			10,468,221

	SHARES
INVESTMENTS IN AFFILIATES 12.4%
SHORT-TERM INSTRUMENTS 12.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.4%
PIMCO Short Asset Portfolio		85,336,810	853,880
PIMCO Short-Term Floating NAV Portfolio III		20,660,285	204,248

Total Short-Term Instruments (Cost $1,058,427)			1,058,128

Total Investments in Affiliates (Cost $1,058,427)			1,058,128

Total Investments 134.7% (Cost $11,596,702)			$11,526,349
Financial Derivative Instruments (k)(m) 1.0% (Cost or Premiums, net $11,433)			88,801
Other Assets and Liabilities, net (35.7)%			(3,057,550)

Net Assets 100.0%			$8,557,600

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$5,285	U.S. Treasury Notes 1.875% due 02/28/2022	$(5,391)	$5,285	$5,285

Total Repurchase Agreements						$(5,391)	$5,285	$5,285

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	2.180%	06/13/2018	07/12/2018	$(29,377)	$(29,411)

Total Reverse Repurchase Agreements					$(29,411)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Freddie Mac, TBA	5.000%	07/01/2048	$1,000	$(1,054)	$(1,057)

Total Short Sales 0.0%				$(1,054)	$(1,057)

(j)	Securities with an aggregate market value of $30,240 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(13,415) at a weighted average interest rate of 2.048%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$104.250	08/24/2018	10	$20	$0	$0
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	104.375	08/24/2018	450	900	4	0
Put - CBOT U.S. Treasury 2-Year Note September 2018 Futures	104.500	08/24/2018	525	1,050	5	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	130.500	08/24/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	131.000	08/24/2018	700	700	6	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	2,491	2,491	21	2
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	1,195	1,195	10	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.500	08/24/2018	144	144	1	0

					$47	$5

Total Purchased Options					$47	$5

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	1,491	EUR	436,538	$151	$0	$(22)
3-Month Euribor September Futures	09/2018	2,086		610,896	193	0	0
90-Day Eurodollar March Futures	03/2019	12,073		$2,934,946	(4,076)	0	0
90-Day Eurodollar September Futures	09/2019	1,371		332,742	(2)	0	(1)
Euro-Bund 10-Year Bond September Futures	09/2018	2,729	EUR	518,035	3,790	797	0
U.S. Treasury 2-Year Note September Futures	09/2018	15,019		$3,181,447	(2,941)	0	(469)

					$(2,885)	$797	$(492)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,929		$(1,195,714)	$555	$123	$0
90-Day Eurodollar December Futures	12/2020	3,480		(844,074)	46	130	0
90-Day Eurodollar June Futures	06/2020	6,813		(1,652,493)	881	255	0
90-Day Eurodollar March Futures	03/2020	3,499		(848,682)	695	131	0
90-Day Eurodollar September Futures	09/2020	9,300		(2,255,831)	532	349	0
Euro-OAT France Government 10-Year Bond September Futures	09/2018	2,949	EUR	(532,211)	(6,436)	0	(2,342)
U.S. Treasury 5-Year Note September Futures	09/2018	960		$(109,073)	(208)	23	0
U.S. Treasury 10-Year Note September Futures	09/2018	5,633		(677,016)	3,681	0	0

					$(254)	$1,011	$(2,342)

Total Futures Contracts					$(3,139)	$1,808	$(2,834)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.695%		$10,000	$198	$(42)	$156	$0	$(8)
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191	EUR	18,400	(56)	23	(33)	0	(13)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.090		$34,100	309	(73)	236	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.212	EUR	8,700	72	(30)	42	1	0

							$523	$(122)	$401	$3	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$372,900	$7,023	$(1,287)	$5,736	$189	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	1,188,700	$(807)	$(1,920)	$(2,727)	$81	$0
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		1,559,300	(2,199)	(150)	(2,349)	103	0
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		1,076,600	(583)	(1,939)	(2,522)	322	0
Pay	1-Year BRL-CDI	9.200	Maturity	01/04/2021		203,100	(210)	267	57	60	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		$206,900	6,993	870	7,863	202	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		82,400	4,619	290	4,909	69	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	126,000	1,742	(944)	798	183	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	43,600,000	(2,504)	(880)	(3,384)	0	(111)

							$7,051	$(4,406)	$2,645	$1,020	$(111)

Total Swap Agreements							$14,597	$(5,815)	$8,782	$1,212	$(132)

(l)	Securities with an aggregate market value of $13,409 and cash of $72,212 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	BRL	60,023		$15,875	$388	$0
	07/2018	DKK	215,555		33,332	0	(455)
	07/2018		$2,751	AUD	3,727	7	0
	07/2018		15,567	BRL	60,023	0	(80)
	08/2018	AUD	3,727		$2,752	0	(7)
	08/2018	EUR	34,167		41,964	1,898	0
	08/2018	JPY	82,454,400		757,025	10,223	0
	08/2018	NOK	1,400		176	4	0
	08/2018	SEK	634,698		73,120	2,031	0
	08/2018		$15,830	BRL	60,023	0	(398)
	08/2018		48,495	EUR	41,062	17	(409)
	09/2018	SGD	296		$223	5	0
	10/2018	BRL	239,500		70,714	9,483	0
	11/2018	EUR	6,300		7,644	217	0
BPS	07/2018	ARS	447,386		16,808	1,510	(5)
	07/2018	DKK	136,440		20,579	0	(807)
	07/2018		$3,024	ARS	82,999	0	(154)
	08/2018	EUR	197,854		$231,773	0	(7)
	08/2018	GBP	11,592		15,500	172	0
	08/2018	JPY	3,840,000		35,414	602	0
	08/2018		$24,176	EUR	20,689	61	0
	10/2018	DKK	127,664		$20,595	442	0
	12/2018		$32,456	CAD	41,561	0	(749)
BRC	08/2018	EUR	616		$726	5	0
	08/2018	MXN	5,746		287	0	0
	08/2018		$1,763	GBP	1,310	0	(31)
CBK	07/2018	CAD	50,215		$38,679	481	0
	07/2018	JPY	13,710,400		128,994	5,109	0
	07/2018	RUB	862,702		13,642	0	(85)
	07/2018		$20,289	CAD	26,663	9	(16)
	07/2018		2,456	DKK	15,418	25	(64)
	07/2018		147,232	GBP	111,129	0	(569)
	07/2018		54,384	MXN	1,099,801	802	0
	08/2018	EUR	39,398		$46,789	635	0
	08/2018	JPY	20,773,300		190,512	2,477	(71)
	08/2018	MXN	495,726		24,739	0	(8)
	08/2018		$118,719	EUR	101,942	703	0
	08/2018		186,454	JPY	20,317,900	0	(2,411)
	09/2018	JPY	2,760,000		$25,173	112	0
DUB	07/2018	ARS	55,484		1,989	71	0
	07/2018	BRL	45,216		11,727	60	0
	07/2018		$1,914	ARS	55,484	5	0
	07/2018		12,184	BRL	45,216	0	(518)
	08/2018	MXN	917,455		$45,392	0	(408)
FBF	08/2018		259,521		12,960	16	(11)
GLM	07/2018	CAD	83,111		64,130	911	0
	07/2018	CHF	11,583		11,705	9	0
	07/2018	RUB	78,703		1,232	0	(20)
	08/2018	EUR	139,488		164,228	1,000	(178)
	08/2018	GBP	9,385		12,808	399	0
	08/2018	JPY	5,051,800		45,832	72	0
	08/2018	MXN	635,166		31,814	105	0
	08/2018		$66,237	EUR	56,138	82	(555)
	08/2018		1,300	GBP	961	0	(29)
	08/2018		26,117	JPY	2,870,500	0	(115)
	08/2018		7,771	RUB	492,526	26	0
	10/2018	BRL	605,600		$180,529	25,700	0
HUS	07/2018		14,807		3,840	20	0
	07/2018	EUR	16,300		19,810	771	0
	07/2018		$3,976	BRL	14,807	0	(156)
	07/2018		52,953	CAD	70,454	638	0
	07/2018		12,749	RUB	806,037	76	0
	08/2018	CAD	70,454		$52,982	0	(637)
	08/2018	MXN	71,376		3,457	0	(106)
	08/2018	RUB	7,421,510		118,501	1,033	(54)
	09/2018	CNH	2,204		346	15	0
	03/2019	EUR	17,100		21,841	1,456	0
JPM	07/2018	AUD	3,727		2,807	49	0
	07/2018	BRL	179,240		46,486	239	0
	07/2018	CAD	11,326		8,718	103	0
	07/2018	DKK	265,862		41,029	0	(643)
	07/2018	JPY	7,500,000		68,947	1,084	0
	07/2018	RUB	844,625		13,220	0	(219)
	07/2018		$49,262	BRL	179,240	0	(3,015)
	07/2018		11,690	CHF	11,583	6	0
	07/2018		58,833	MXN	1,189,594	859	0
	08/2018	CHF	11,583		$11,720	0	(6)
	08/2018	EUR	21,807		26,150	613	0
	08/2018	GBP	120,307		163,699	4,618	0
	08/2018	JPY	39,819,500		364,520	3,788	0
	08/2018	SEK	209,035		23,921	508	0
	08/2018		$1,922	EUR	1,616	0	(28)
	08/2018		17,374	GBP	12,916	0	(296)
	08/2018		172,516	JPY	18,943,200	0	(925)
	09/2018	JPY	18,910,000		$173,327	1,724	0
	11/2018	NGN	848,363		2,250	0	(58)
	01/2019	BRL	184,800		50,047	3,177	0
MSB	07/2018	JPY	135,000		1,271	50	0
	07/2018		$15,364	RUB	979,993	229	0
	08/2018	JPY	4,050,000		$36,721	22	0
	09/2018	THB	57,166		1,799	70	0
	10/2018	BRL	430,700		127,339	17,225	0
RYL	08/2018	EUR	6,800		8,399	424	0
	08/2018	MXN	268,257		12,777	0	(615)
	08/2018		$5,051	EUR	4,209	0	(120)
SCX	07/2018	BRL	179,240		$53,549	7,303	0
	07/2018	CAD	28,665		22,099	294	0
	07/2018	DKK	6,517		1,021	0	0
	07/2018		$46,486	BRL	179,240	0	(239)
	08/2018	EUR	8,100		$10,185	704	0
	08/2018	GBP	1,598		2,128	15	0
	08/2018		$93,061	EUR	79,191	0	(291)
	08/2018		205,749	SEK	1,785,388	0	(5,778)
	09/2018	KRW	292,561		$272	9	0
	09/2018		$982	INR	66,682	0	(18)
	10/2018		1,029	DKK	6,517	0	0
	11/2018	NGN	754,000		$2,000	0	(49)
UAG	07/2018	GBP	111,129		146,941	278	0
	07/2018		$31,950	MXN	637,776	52	0
	08/2018	JPY	1,184,000		$10,906	177	0
	08/2018		$147,149	GBP	111,129	0	(286)
	08/2018		15,245	MXN	298,321	0	(353)
	08/2018		14,595	SEK	127,360	0	(330)
	09/2018		109,804	RUB	6,895,476	0	(824)

Total Forward Foreign Currency Contracts						$113,503	$(23,206)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
GSC	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	$ 82.000	07/05/2018	$730,000	$57	$0

Total Purchased Options					$57	$0

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$25,600	$(25)	$(8)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	25,600	(24)	(9)

						$(49)	$(17)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus RUB	RUB	66.400	08/24/2018		$17,800	$(150)	$(114)
CBK	Call - OTC USD versus RUB		66.490	08/17/2018		22,900	(211)	(121)
	Call - OTC USD versus RUB		66.550	08/17/2018		22,900	(219)	(119)
	Call - OTC USD versus RUB		66.190	08/24/2018		17,600	(146)	(122)
DUB	Put - OTC GBP versus USD		$1.326	07/13/2018	GBP	21,659	(138)	(225)
	Call - OTC USD versus RUB	RUB	66.090	08/27/2018		$17,600	(156)	(134)
GLM	Put - OTC AUD versus USD		$0.725	08/23/2018	AUD	31,800	(127)	(138)
	Call - OTC USD versus MXN	MXN	21.940	08/16/2018		$22,500	(217)	(55)
	Call - OTC USD versus MXN		21.920	08/21/2018		22,500	(224)	(65)
HUS	Call - OTC USD versus RUB	RUB	65.962	08/24/2018		42,900	(367)	(321)
JPM	Call - OTC USD versus MXN	MXN	21.200	07/05/2018		23,848	(207)	(7)
	Call - OTC USD versus MXN		20.500	07/06/2018		15,000	(173)	(52)
MSB	Call - OTC USD versus MXN		21.250	07/11/2018		8,152	(78)	(8)
	Call - OTC USD versus MXN		21.850	08/17/2018		37,700	(384)	(105)
	Call - OTC USD versus RUB	RUB	66.383	07/02/2018		18,000	(155)	0
	Call - OTC USD versus RUB		66.600	07/09/2018		20,200	(189)	(6)
UAG	Put - OTC AUD versus USD		$0.721	08/20/2018	AUD	43,900	(177)	(142)

							$(3,318)	$(1,734)

Total Written Options							$(3,367)	$(1,751)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.451%	$18,900	$(19)	$75	$56	$0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.085	24,200	134	(20)	114	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451	8,600	(16)	42	26	0

Total Swap Agreements							$99	$97	$196	$0

(n)

Securities with an aggregate market value of $3,275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,074,091	$0	$2,074,091
Industrials	0	704,398	0	704,398
Utilities	0	232,172	0	232,172
Municipal Bonds & Notes
California	0	336	0	336
Texas	0	2,548	0	2,548
U.S. Government Agencies	0	3,211,242	0	3,211,242
Non-Agency Mortgage-Backed Securities	0	329,595	0	329,595
Asset-Backed Securities	0	1,042,174	17,300	1,059,474
Sovereign Issues	0	509,286	0	509,286
Common Stocks
Consumer Discretionary	3	0	0	3
Short-Term Instruments
Certificates of Deposit	0	25,627	0	25,627
Commercial Paper	11,577	790,370	0	801,947
Repurchase Agreements	0	5,285	0	5,285
Short-Term Notes	0	80,189	0	80,189
Argentina Treasury Bills	0	64,086	0	64,086
Greece Treasury Bills	0	133,531	0	133,531
Japan Treasury Bills	0	1,214,284	0	1,214,284
Nigeria Treasury Bills	0	1,057	0	1,057
U.S. Treasury Bills	0	19,070	0	19,070
	$11,580	$10,439,341	$17,300	$10,468,221

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,058,128	$0	$0	$1,058,128

Total Investments	$1,069,708	$10,439,341	$17,300	$11,526,349

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,057)	$0	$(1,057)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,808	1,217	0	3,025
Over the counter	0	113,699	0	113,699
	$1,808	$114,916	$0	$116,724

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,834)	(132)	0	(2,966)
Over the counter	0	(24,957)	0	(24,957)

	$(2,834)	$(25,089)	$0	$(27,923)

Total Financial Derivative Instruments	$(1,026)	$89,827	$0	$88,801

Totals	$1,068,682	$10,528,111	$17,300	$11,614,093

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.6% ¤
CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 17.4%
AIG Global Funding
2.797% (US0003M + 0.460%) due 06/25/2021 ~	$900	$901
American Express Credit Corp.
2.375% due 05/26/2020	4,500	4,436
AvalonBay Communities, Inc.
3.625% due 10/01/2020	900	907
Bank of America Corp.
2.600% due 01/15/2019	1,200	1,199
2.650% due 04/01/2019	3,500	3,497
2.987% (US0003M + 0.650%) due 10/01/2021 ~	100	100
3.300% due 01/11/2023	200	197
Boeing Capital Corp.
4.700% due 10/27/2019	1,176	1,206
Branch Banking & Trust Co.
1.450% due 05/10/2019	1,900	1,880
Capital One Financial Corp.
3.450% due 04/30/2021	1,000	998
Caterpillar Financial Services Corp.
1.350% due 05/18/2019	411	406
2.494% (US0003M + 0.180%) due 12/06/2018 ~	950	951
7.150% due 02/15/2019	1,900	1,953
Citibank N.A.
3.050% due 05/01/2020	700	700
Citigroup, Inc.
2.450% due 01/10/2020	300	297
Citizens Bank N.A.
2.500% due 03/14/2019	800	798
Goldman Sachs Group, Inc.
3.067% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,007
3.080% (US0003M + 0.750%) due 02/23/2023 ~	700	698
3.541% (US0003M + 1.200%) due 09/15/2020 ~	700	711
3.720% (US0003M + 1.360%) due 04/23/2021 ~	600	613
Harley-Davidson Financial Services, Inc.
2.831% (US0003M + 0.500%) due 05/21/2020 ~	1,100	1,103
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~	5,300	5,305
John Deere Capital Corp.
1.950% due 01/08/2019	1,600	1,595
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~	900	900
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~	1,200	1,200
2.702% (US0003M + 0.340%) due 04/26/2021 ~	2,000	2,001
KeyBank N.A.
3.350% due 06/15/2021	1,100	1,102
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,100	1,097
New York Life Global Funding
2.150% due 06/18/2019	130	129
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	1,307	1,300
2.350% due 03/04/2019	2,300	2,293
PNC Bank N.A.
2.250% due 07/02/2019	1,785	1,777
Private Export Funding Corp.
2.100% due 12/19/2019	2,500	2,480
2.650% due 02/16/2021	1,400	1,393
Reliance Standard Life Global Funding
2.500% due 01/15/2020	2,800	2,771
State Street Corp.
3.226% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,828
Toyota Motor Credit Corp.
1.700% due 01/09/2019	1,400	1,394
1.700% due 02/19/2019	1,500	1,492
2.000% due 10/24/2018	1,179	1,177
2.437% (US0003M + 0.100%) due 01/10/2020 ~	1,200	1,202
2.622% (US0003M + 0.280%) due 04/13/2021 ~	1,000	1,000
2.721% due 05/17/2022 •	900	903
U.S. Bank N.A.
2.682% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,101
3.150% due 04/26/2021	1,500	1,503

Wells Fargo & Co.
2.100% due 07/26/2021	600	577
Wells Fargo Bank N.A.
2.964% (US0003M + 0.650%) due 12/06/2019 ~	900	906

		63,984

INDUSTRIALS 14.8%
AbbVie, Inc.
2.300% due 05/14/2021	1,100	1,070
2.900% due 11/06/2022	1,300	1,262
Altria Group, Inc.
9.250% due 08/06/2019	2,393	2,556
Anheuser-Busch InBev Worldwide, Inc.
3.048% (US0003M + 0.690%) due 08/01/2018 ~	1,300	1,301
Apple, Inc.
1.700% due 02/22/2019	3,100	3,086
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,103
BMW U.S. Capital LLC
1.500% due 04/11/2019	1,900	1,885
Chevron Corp.
1.790% due 11/16/2018	1,900	1,896
Cisco Systems, Inc.
1.600% due 02/28/2019	2,300	2,286
2.800% (US0003M + 0.500%) due 03/01/2019 ~	300	301
4.950% due 02/15/2019	1,400	1,420
Crown Castle Towers LLC
3.222% due 05/15/2042	800	786
Daimler Finance North America LLC
1.750% due 10/30/2019	1,900	1,867
2.000% due 08/03/2018	1,200	1,199
2.375% due 08/01/2018	1,900	1,899
eBay, Inc.
2.838% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,011
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,286
General Electric Co.
2.633% (US0003M + 0.270%) due 08/07/2018 ~	1,200	1,200
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,286
5.400% due 11/01/2020	1,900	1,991
International Business Machines Corp.
7.625% due 10/15/2018	1,800	1,826
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,000	977
Oracle Corp.
1.900% due 09/15/2021	1,400	1,334
2.375% due 01/15/2019	1,900	1,900
5.000% due 07/08/2019	900	921
Philip Morris International, Inc.
1.625% due 02/21/2019	1,900	1,887
Phillips 66
2.919% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,102
QUALCOMM, Inc.
3.000% due 05/20/2022	1,000	985
Roche Holdings, Inc.
2.674% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,522
Ryder System, Inc.
2.650% due 03/02/2020	1,000	992
Southern Co.
2.350% due 07/01/2021	1,000	969
UnitedHealth Group, Inc.
1.900% due 07/16/2018	500	500

		54,606

UTILITIES 4.7%
AT&T, Inc.
2.300% due 03/11/2019	1,900	1,893
2.997% (US0003M + 0.670%) due 03/11/2019 ~	1,500	1,505
BellSouth Corp.
4.333% due 04/26/2021	1,900	1,920
Commonwealth Edison Co.
2.150% due 01/15/2019	1,400	1,397
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~	1,000	1,003
Consumers Energy Co.
6.700% due 09/15/2019	100	104
DTE Energy Co.
2.400% due 12/01/2019	400	395
Duke Energy Progress LLC
2.501% (US0003M + 0.180%) due 09/08/2020 ~	1,200	1,203
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	1,500	1,503

Ohio Power Co.
5.375% due 10/01/2021	300	320
PacifiCorp
5.500% due 01/15/2019	1,900	1,928
Public Service Co. of Oklahoma
4.400% due 02/01/2021	1,150	1,185
Union Electric Co.
6.700% due 02/01/2019	975	996
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,746

		17,098

Total Corporate Bonds & Notes (Cost $135,939)		135,688

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
2.541% (LIBOR01M + 0.450%) due 10/25/2030 ~	25	25
2.664% (12MTA + 1.200%) due 07/01/2042 ~	75	76
2.714% (12MTA + 1.250%) due 09/01/2041 ~	217	220
2.841% (LIBOR01M + 0.750%) due 06/25/2040 ~	1,271	1,293
2.864% (12MTA + 1.400%) due 08/01/2030 ~	45	44
3.189% (US0012M + 1.426%) due 01/01/2035 ~	47	49
3.355% (US0006M + 1.730%) due 12/01/2034 ~	114	118
3.454% (US0012M + 1.636%) due 07/01/2035 ~	48	50
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	294	313
3.625% (H15T1Y + 2.125%) due 01/01/2024 ~	23	24
3.712% (US0012M + 1.731%) due 05/01/2038 ~	442	466
4.000% due 01/25/2033	21	21
4.159% (- 1.0*LIBOR01M + 6.250%) due 01/25/2040 ~(a)	1,900	223
4.299% (US0012M + 2.046%) due 06/01/2035 ~	558	594
4.399% (COF 11 + 1.250%) due 09/01/2028 ~	20	22
4.500% due 04/01/2019 - 01/01/2036	1,323	1,358
5.427% due 12/25/2042 ~	63	66
6.000% due 11/01/2022	10	10
8.000% due 11/25/2023	20	22
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	18,000	17,904
4.000% due 07/01/2048 - 08/01/2048	81,000	82,476
4.500% due 08/01/2048	22,000	22,868
5.000% due 08/01/2048	500	529
Freddie Mac
0.000% due 05/15/2037 (b)(c)	501	453
2.000% due 11/15/2026	1,474	1,438
2.307% (LIBOR01M + 0.400%) due 12/15/2042 ~	1,641	1,642
2.577% (12MTA + 1.200%) due 02/25/2045 ~	231	232
2.623% (LIBOR01M + 0.550%) due 07/15/2041 ~	866	877
2.793% (LIBOR01M + 0.720%) due 05/15/2037 ~	348	352
3.731% (US0012M + 1.687%) due 07/01/2035 ~	47	49
3.851% (US0012M + 1.851%) due 03/01/2035 ~	54	55
4.377% (- 1.0*LIBOR01M + 6.450%) due 04/15/2037 ~(a)	1,691	213
6.363% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	998	1,022
6.500% due 07/25/2043	496	559
8.500% due 06/01/2025	2	2
Ginnie Mae
2.343% (US0001M + 0.460%) due 06/20/2065 ~	632	634
2.417% (LIBOR01M + 0.500%) due 07/20/2067 ~	3,307	3,320
2.500% due 09/20/2067 ~	2,513	2,607
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2027 ~	159	162
2.687% (US0001M + 0.770%) due 10/20/2066 ~	1,233	1,250
2.750% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2030 ~	147	150
2.767% (US0001M + 0.850%) due 04/20/2066 ~	1,404	1,428
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	101	104

Total U.S. Government Agencies (Cost $145,008)		145,320

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
3.746% (US0012M + 1.500%) due 10/25/2034 •	79	79
4.467% (US0006M + 2.000%) due 02/25/2045 •	103	105
Banc of America Funding Trust
3.909% due 05/25/2035 ~	510	537
BCAP LLC Trust
3.530% due 05/26/2036 ~	20	20
Bear Stearns Adjustable Rate Mortgage Trust
3.615% due 02/25/2033 ~	3	3
3.698% due 02/25/2033 ~	6	6
3.808% due 01/25/2034 ~	60	61
3.997% due 02/25/2036 ^~	37	35
Bear Stearns ALT-A Trust
3.781% due 05/25/2035 ~	324	328
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	70	71
4.240% due 09/25/2035 •	75	76
Countrywide Home Loan Mortgage Pass-Through Trust
3.519% due 11/25/2034 ~	89	89

3.537% (US0012M + 1.750%) due 02/20/2036 ^•	355	327
3.585% due 02/20/2035 ~	85	86
4.051% due 11/19/2033 ~	20	20
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~	31	29
5.120% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates
3.597% due 09/26/2047 ~	190	191
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	903
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	1,995
GSR Mortgage Loan Trust
3.641% due 06/25/2034 ~	475	470
3.678% due 09/25/2035 ~	470	481
HomeBanc Mortgage Trust
2.331% (US0001M + 0.240%) due 07/25/2035 •	1,151	1,146
Impac CMB Trust
2.791% (US0001M + 0.700%) due 02/25/2036 •	1,018	1,014
JPMorgan Mortgage Trust
3.788% due 04/25/2035 ~	552	565
MASTR Adjustable Rate Mortgages Trust
3.915% due 11/21/2034 ~	719	741
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.933% (US0001M + 0.860%) due 08/15/2032 •	1,493	1,445
Merrill Lynch Mortgage Investors Trust
3.537% due 02/25/2035 ~	167	174
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,940
Prime Mortgage Trust
2.491% (US0001M + 0.400%) due 02/25/2034 •	28	27
RBSSP Resecuritization Trust
3.309% due 12/25/2035 ~	502	514
3.482% (US0001M + 0.150%) due 01/26/2036 •	468	474
Structured Asset Mortgage Investments Trust
2.335% (US0001M + 0.250%) due 07/19/2035 •	92	89
2.351% (US0001M + 0.260%) due 03/25/2037 •	306	228
2.745% (US0001M + 0.660%) due 09/19/2032 •	59	58
3.264% (US0006M + 0.760%) due 05/19/2035 •	1,268	1,244
6.580% due 06/25/2029 ~	49	48
WaMu Mortgage Pass-Through Certificates Trust
2.288% (12MTA + 0.730%) due 01/25/2047 •	101	101
2.361% (US0001M + 0.270%) due 12/25/2045 •	100	101
2.381% (US0001M + 0.290%) due 10/25/2045 •	69	69
2.628% (12MTA + 1.070%) due 01/25/2046 •	451	453
2.631% (US0001M + 0.540%) due 07/25/2045 •	85	85
2.758% (12MTA + 1.200%) due 11/25/2042 •	29	28
2.958% (12MTA + 1.400%) due 06/25/2042 •	27	26
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~	264	271
3.895% due 06/25/2035 ~	1,355	1,390

Total Non-Agency Mortgage-Backed Securities (Cost $17,860)		18,145

ASSET-BACKED SECURITIES 15.8%
Accredited Mortgage Loan Trust
2.791% (US0001M + 0.700%) due 04/25/2035 •	631	633
Ally Auto Receivables Trust
1.490% due 11/15/2019	454	454
American Express Credit Account Master Trust
1.640% due 12/15/2021	1,800	1,785
AmeriCredit Automobile Receivables Trust
2.315% due 07/19/2021 •	1,200	1,200
Asset-Backed Securities Corp. Home Equity Loan Trust
3.318% (US0001M + 1.245%) due 08/15/2033 •	467	470
3.723% (US0001M + 1.650%) due 03/15/2032 •	164	163
Bear Stearns Asset-Backed Securities Trust
3.091% (US0001M + 1.000%) due 10/25/2037 •	313	315
Capital Auto Receivables Asset Trust
2.540% due 10/20/2020	1,500	1,499
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	1,100	1,098
2.523% (LIBOR01M + 0.450%) due 02/15/2022 •	3,100	3,109
CarMax Auto Owner Trust
2.730% due 08/16/2021	1,900	1,899
Credit-Based Asset Servicing & Securitization LLC
2.151% (US0001M + 0.060%) due 11/25/2036 •	17	11
Discover Card Execution Note Trust
2.503% (LIBOR01M + 0.430%) due 07/15/2021 •	1,900	1,903
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	867	869
Edsouth Indenture LLC
3.241% (US0001M + 1.150%) due 09/25/2040 •	445	448
First Franklin Mortgage Loan Trust
2.811% (US0001M + 0.720%) due 05/25/2035 •	30	30

Ford Credit Auto Lease Trust
1.560% due 11/15/2019	208	208
2.213% (US0001M + 0.140%) due 11/15/2019 •	417	417
2.710% due 12/15/2020	3,700	3,699
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	1,900	1,876
1.770% due 08/15/2020	900	899
2.177% due 05/15/2023 •	1,500	1,501
2.533% due 11/15/2021 •	1,900	1,906
Fremont Home Loan Trust
2.151% (US0001M + 0.060%) due 01/25/2037 •	9	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	434	433
GMF Floorplan Owner Revolving Trust
2.219% due 03/15/2022 •	1,800	1,801
2.277% due 03/15/2023 •	1,800	1,804
3.130% due 03/15/2023	1,800	1,798
GSAMP Trust
2.161% (US0001M + 0.070%) due 12/25/2036 •	60	32
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	1,500	1,502
HSI Asset Loan Obligation Trust
2.151% (US0001M + 0.060%) due 12/25/2036 •	96	43
MMAF Equipment Finance LLC
2.400% due 06/10/2019	1,481	1,481
2.920% due 07/12/2021	1,100	1,100
Navient Private Education Loan Trust
2.418% due 12/15/2059 •	800	800
2.788% due 12/15/2059 •	300	300
3.273% (US0001M + 1.200%) due 12/15/2028 •	704	713
Nelnet Student Loan Trust
3.980% (US0003M + 1.650%) due 11/25/2024 •	892	907
NYMT Residential
4.000% due 03/25/2021	94	95
Panhandle-Plains Higher Education Authority, Inc.
3.438% (US0003M + 1.130%) due 10/01/2035 •	293	295
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.171% (US0001M + 1.080%) due 03/25/2035 •	500	503
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	23	23
Santander Retail Auto Lease Trust
2.354% due 10/20/2020 •	900	901
2.710% due 10/20/2020	900	899
Securitized Asset-Backed Receivables LLC Trust
2.151% (US0001M + 0.060%) due 12/25/2036 ^•	97	36
SLC Student Loan Trust
2.441% (US0003M + 0.100%) due 09/15/2026 •	550	549
SLM Student Loan Trust
2.450% (US0003M + 0.090%) due 10/25/2024 •	353	353
2.860% (US0003M + 0.500%) due 04/25/2024 •	560	561
2.910% (US0003M + 0.550%) due 10/26/2026 •	148	148
2.960% (US0003M + 0.600%) due 10/25/2029 •	1,800	1,803
SMB Private Education Loan Trust
2.423% due 03/16/2026 •	1,281	1,282
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	527	524
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	2,455	2,455
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	2,522	2,507
Structured Asset Investment Loan Trust
3.066% (US0001M + 0.975%) due 10/25/2033 •	82	82
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	203	202
2.240% due 12/15/2020	1,900	1,894
2.840% due 09/15/2021	1,800	1,800
World Omni Auto Receivables Trust
2.250% due 04/15/2019	975	975
World Omni Automobile Lease Securitization Trust
2.590% due 11/16/2020	1,100	1,099

Total Asset-Backed Securities (Cost $58,049)		58,097

SHORT-TERM INSTRUMENTS 7.5%
COMMERCIAL PAPER 3.8%
Berkshire Hathaway Energy
2.335% due 07/19/2018	1,800	1,798
Dominion Gas Holdings LLC
2.335% due 07/10/2018	900	899
2.355% due 07/10/2018	2,200	2,199
Oncor Electric Delivery
2.438% due 07/16/2018	1,800	1,798
Qualcomm, Inc.
2.320% due 07/24/2018	1,900	1,897

Schlumberger Holdings
2.602% due 08/16/2018	1,800	1,794
2.704% due 07/03/2018	1,900	1,900
Virginia Electric & Power Co.
2.397% due 07/16/2018	1,800	1,797

		14,082

REPURCHASE AGREEMENTS (e) 2.0%
		7,245

SHORT-TERM NOTES 1.6%
Americredit Automobile Receivables Trust
2.450% due 05/20/2019	434	434
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019	654	654
Gilead Sciences, Inc.
2.495% (US0003M + 0.170%) due 09/20/2018 ~	1,850	1,850
Pacific Gas & Electric Co.
2.549% (US0003M + 0.230%) due 11/28/2018 ~	1,200	1,195
Santander Retail Auto Lease Trust
2.200% due 03/20/2019	484	484
Westlake Automobile Receivables Trust
2.500% due 05/15/2019	1,201	1,201

		5,818

U.S. TREASURY BILLS 0.1%
1.864% due 08/02/2018 (c)(d)	326	326

Total Short-Term Instruments (Cost $27,478)		27,471

Total Investments in Securities (Cost $384,334)		384,721

	SHARES
INVESTMENTS IN AFFILIATES 27.0%
SHORT-TERM INSTRUMENTS 27.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.0%
PIMCO Short Asset Portfolio	5,005,995	50,090
PIMCO Short-Term Floating NAV Portfolio III	4,991,469	49,346

Total Short-Term Instruments (Cost $99,419)		99,436

Total Investments in Affiliates (Cost $99,419)		99,436

Total Investments 131.6% (Cost $483,753)		$484,157
Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $594)		345
Other Assets and Liabilities, net (31.7)%		(116,531)

Net Assets 100.0%		$367,971

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$245	U.S. Treasury Notes 1.875% due 02/28/2022	$(254)	$245	$245
JPS	2.210	06/29/2018	07/02/2018	7,000	U.S. Treasury Notes 1.750% due 05/31/2022	(7,150)	7,000	7,001

Total Repurchase Agreements						$(7,404)	$7,245	$7,246

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	$132.000	08/24/2018	149	$149	$1	$0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.500	08/24/2018	3	3	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	51	51	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	134.500	08/24/2018	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	25	25	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	2	2	0	0

Total Purchased Options					$2	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	134	$32,544	$(14)	$0	$0
90-Day Eurodollar March Futures	03/2019	267	64,908	(462)	0	0
90-Day Eurodollar September Futures	09/2019	234	56,792	(259)	0	(4)
U.S. Treasury 2-Year Note September Futures	09/2018	767	162,472	167	0	(24)

				$(568)	$0	$(28)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	163	$(39,542)	$4	$4	$0
90-Day Eurodollar December Futures	12/2020	45	(10,915)	(11)	2	0
90-Day Eurodollar June Futures	06/2020	265	(64,276)	35	10	0
90-Day Eurodollar March Futures	03/2020	153	(37,110)	14	6	0
90-Day Eurodollar September Futures	09/2020	328	(79,561)	28	12	0
U.S. Treasury 5-Year Note September Futures	09/2018	113	(12,839)	(18)	2	0
U.S. Treasury 10-Year Note September Futures	09/2018	299	(35,936)	(23)	0	0

				$29	$36	$0

Total Futures Contracts				$(539)	$36	$(28)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.222%	$6,400	$78	$(27)	$51	$1	$0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.090	500	6	(3)	3	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.100	5,500	75	(25)	50	0	0

						$159	$(55)	$104	$1	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$7,400	$235	$46	$281	$7	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,200	225	25	250	4	0
Receive	6-Month CLP-CHILIBOR	1.000	Quarterly	06/20/2019	600	7	(2)	5	0	0

						$467	$69	$536	$11	$0

Total Swap Agreements						$626	$14	$640	$12	$0

Cash of $5,980 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$359	$325	$0

Total Swap Agreements						$(34)	$359	$325	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,984	$0	$63,984
Industrials	0	54,606	0	54,606
Utilities	0	17,098	0	17,098
U.S. Government Agencies	0	145,320	0	145,320
Non-Agency Mortgage-Backed Securities	0	18,145	0	18,145
Asset-Backed Securities	0	58,096	0	58,096
Short-Term Instruments
Commercial Paper	0	14,083	0	14,083
Repurchase Agreements	0	7,245	0	7,245
Short-Term Notes	0	5,818	0	5,818
U.S. Treasury Bills	0	326	0	326
	$0	$384,721	$0	$384,721

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,436	$0	$0	$99,436

Total Investments	$99,436	$384,721	$0	$484,157

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$12	$0	$48
Over the counter	0	325	0	325
	$36	$337	$0	$373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	0	0	(28)

Total Financial Derivative Instruments	$8	$337	$0	$345

Totals	$99,444	$385,058	$0	$484,502

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.7% (¤)
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7% (k)
Accudyne Industries LLC
5.344% (LIBOR03M + 3.250%) due 08/18/2024 ~	$95	$95
Alphabet Holding Co., Inc.
5.594% (LIBOR03M + 3.500%) due 09/26/2024 ~	99	93
Altice Financing S.A.
5.098% (LIBOR03M + 2.750%) due 01/31/2026 ~	39	38
Apollo Aviation Securitization Equity Trust
4.212% due 11/15/2041 (k)	12,963	13,114
Aramark Services, Inc.
4.084% (LIBOR03M + 1.750%) due 03/11/2025 ~	100	100
Avantor, Inc.
6.094% (LIBOR03M + 4.000%) due 11/21/2024 ~	50	50
Avolon Holdings Ltd.
4.088% (LIBOR03M + 2.000%) due 01/15/2025 ~	4,430	4,383
Axalta Coating Systems U.S. Holdings, Inc.
4.084% (LIBOR03M + 1.750%) due 06/01/2024 ~	70	70
B.C. Unlimited Liability Co.
4.344% (LIBOR03M + 2.250%) due 02/16/2024 ~	47	47
Barracuda Networks, Inc.
5.307% (LIBOR03M + 3.250%) due 02/12/2025 ~	50	50
Beacon Roofing Supply, Inc.
4.280% - 6.250% (LIBOR03M + 2.250%) due 01/02/2025 ~	70	70
BWAY Holding Co.
5.587% - 7.250% (LIBOR03M + 3.250%) due 04/03/2024 ~	69	69
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024 ~	697	696
California Resources Corp.
6.838% (LIBOR03M + 4.750%) due 12/31/2022 ~	50	51
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	995	976
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~	1,751	1,751
Community Health Systems, Inc.
5.307% (LIBOR03M + 3.000%) due 12/31/2019 ~	1,406	1,402
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~	3,092	3,023
Core & Main LP
5.211% - 5.300% (LIBOR03M + 3.000%) due 08/01/2024 ~	40	40
Cortes NP Acquisition Corp.
6.001% (LIBOR03M + 4.000%) due 11/30/2023 ~	75	75
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~	100	100
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026 ~	200	200
Dell, Inc.
4.100% (LIBOR03M + 2.000%) due 09/07/2023 ~	4,291	4,277
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~	629	629
Diamond Resorts Corp.
TBD% - 6.084% (LIBOR03M + 3.750%) due 09/02/2023 ~	197	197
Drillship Kithira Owners, Inc.
TBD% due 09/20/2024 «	350	368
Dryrocks World LLC
TBD% due 11/20/2020	5,200	4,975
Dubai World
1.750% - 2.000% (LIBOR03M + 2.000%) due 09/30/2022 ~	693	656
Energizer Holdings. Inc.
TBD% due 05/18/2019	600	600
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «	1,560	1,549
Gardner Denver, Inc.
4.844% (LIBOR03M + 2.750%) due 07/30/2024 ~	643	645
Gates Global LLC
5.084% (LIBOR03M + 2.750%) due 04/01/2024 ~	829	830
Genworth Financial, Inc.
6.546% (LIBOR03M + 4.500%) due 02/22/2023 ~	50	51
Global Medical Response, Inc.
6.335% (LIBOR03M + 4.250%) due 03/14/2025	100	98
GTT Communications, Inc.
4.875% (LIBOR03M + 2.750%) due 05/31/2025 ~	200	197
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~	4,392	4,395
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(d)	2,000	1,529

TBD% - 9.052% due 01/30/2019 ^(d)		995	762
Intelsat Jackson Holdings S.A.
5.853% (LIBOR03M + 3.750%) due 11/27/2023 ~		333	333
IRB Holding Corp.
5.255% - 5.280% (LIBOR03M + 3.250%) due 02/05/2025 ~		100	100
Kinetic Concepts, Inc.
5.584% (LIBOR03M + 3.250%) due 02/02/2024 ~		4,772	4,787
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~		872	867
McDermott International, Inc.
7.094% (LIBOR03M + 5.000%) due 05/12/2025 ~		2,951	2,970
Meredith Corp.
5.094% (LIBOR03M + 3.000%) due 01/31/2025 ~		100	100
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024 ~		149	149
Ministry of Finance and Economic Affairs
7.825% (LIBOR03M + 5.500%) due 12/10/2019 ~«		400	400
Multi Color Corp.
4.344% (LIBOR03M + 2.250%) due 10/31/2024 ~		25	25
Nielsen Finance LLC
4.046% (LIBOR03M + 2.000%) due 10/04/2023 ~		99	99
Parexel International Corp.
4.844% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	99
PetSmart, Inc.
5.010% (LIBOR03M + 3.000%) due 03/11/2022 ~		960	798
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025 ~		500	500
Post Holdings, Inc.
4.100% (LIBOR03M + 2.000%) due 05/24/2024 ~		59	59
Rise Ltd.
4.750% due 02/15/2039 «~(k)		2,522	2,497
RPI Finance Trust
4.334% (LIBOR03M + 2.000%) due 03/27/2023 ~		72	72
SBA Senior Finance LLC
4.100% due 04/11/2025		100	100
Sequa Mezzanine Holdings LLC
7.046% (LIBOR03M + 5.000%) due 11/28/2021 ~		8,034	8,056
Sigma Bidco BV
TBD% due 03/06/2025	EUR	1,000	1,147
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		$700	700
Sprint Communications, Inc.
4.625% (LIBOR03M + 2.500%) due 02/02/2024 ~		198	197
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		295	295
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		741	743
Syniverse Holdings, Inc.
7.046% (LIBOR03M + 5.000%) due 03/09/2023 ~		130	130
Traverse Midstream Partners LLC
6.340% (LIBOR03M + 4.000%) due 09/27/2024 ~		91	91
Tronox Blocked Borrower LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		23	23
Tronox Finance LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		52	52
Unitymedia Finance LLC
4.323% (LIBOR03M + 2.250%) due 01/15/2026 ~		100	100
Unitymedia Hessen GmbH & Co. KG
2.750% (EUR003M + 2.750%) due 01/15/2027 ~	EUR	400	464
Univision Communications, Inc.
4.844% (LIBOR03M + 2.750%) due 03/15/2024 ~		$197	191
Valeant Pharmaceuticals International, Inc.
4.982% (LIBOR03M + 3.000%) due 06/02/2025 ~		152	151
Virgin Media Investment Holdings Ltd.
3.756% due 01/15/2027	GBP	200	262
Wand Merger Corp.
TBD% due 04/27/2019		$2,200	2,186
West Corp.
6.094% (LIBOR03M + 4.000%) due 10/10/2024 ~		67	67
Wyndham Hotels & Resorts, Inc.
3.726% (LIBOR03M + 1.750%) due 05/30/2025 ~		200	200

Total Loan Participations and Assignments (Cost $77,528)			77,261

CORPORATE BONDS & NOTES 33.8%
BANKING & FINANCE 17.4%
ABN AMRO Bank NV
2.450% due 06/04/2020 (m)		4,000	3,935
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		9,900	9,901
AerCap Ireland Capital DAC
4.500% due 05/15/2021 (m)		500	510
5.000% due 10/01/2021 (m)		3,250	3,351

Air Lease Corp.
2.500% due 03/01/2021		7,175	6,990
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	125
Ally Financial, Inc.
3.250% due 11/05/2018		$1,300	1,302
3.500% due 01/27/2019		950	950
4.125% due 03/30/2020		2,200	2,208
4.750% due 09/10/2018		2,521	2,529
8.000% due 03/15/2020		502	538
8.000% due 11/01/2031		553	660
Ambac LSNI LLC
7.337% due 02/12/2023 •		1,784	1,813
American International Group, Inc.
4.200% due 04/01/2028		124	121
5.750% due 04/01/2048 •		400	395
American Tower Corp.
3.000% due 06/15/2023		236	227
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	300	402
Assurant, Inc.
4.200% due 09/27/2023		$164	164
Athene Holding Ltd.
4.125% due 01/12/2028		110	102
Aviation Capital Group LLC
2.875% due 01/20/2022 (m)		2,080	2,013
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		595	595
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		68	68
4.350% due 04/20/2028 (m)		406	389
5.000% due 04/20/2048		236	218
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(i)(j)	EUR	15,800	18,912
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	726
Banco Santander S.A.
3.848% due 04/12/2023		200	196
6.250% due 09/11/2021 (i)(j)	EUR	400	493
Bank of America Corp.
2.985% (US0003M + 0.650%) due 06/25/2022 ~		$2,300	2,299
5.875% due 03/15/2028 (i)		8,848	8,660
Bank of Ireland
7.375% due 06/18/2020 •(i)(j)	EUR	5,775	7,250
Banque PSA Finance S.A.
5.750% due 04/04/2021		$82	86
Barclays Bank PLC
7.625% due 11/21/2022 (j)		1,100	1,186
14.000% due 06/15/2019 •(i)	GBP	6,475	9,462
Barclays PLC
3.250% due 01/17/2033		400	484
3.710% (US0003M + 1.380%) due 05/16/2024 ~(m)		$1,600	1,588
4.338% due 05/16/2024 •(m)		1,000	988
4.972% due 05/16/2029 •(m)		400	397
6.500% due 09/15/2019 (i)(j)	EUR	1,790	2,156
7.000% due 09/15/2019 (i)(j)	GBP	4,870	6,580
7.875% due 09/15/2022 •(i)(j)		200	281
8.000% due 12/15/2020 (i)(j)	EUR	11,151	14,454
8.250% due 12/15/2018 •(i)(j)		$14,035	14,285
BNP Paribas S.A.
7.625% due 03/30/2021 •(i)(j)		1,800	1,883
BOC Aviation Ltd.
3.413% (US0003M + 1.050%) due 05/02/2021 ~		550	554
Boston Properties LP
3.200% due 01/15/2025		132	126
BPCE S.A.
12.500% due 09/30/2019 •(i)		800	878
Brighthouse Financial, Inc.
3.700% due 06/22/2027		90	80
Brookfield Finance, Inc.
3.900% due 01/25/2028		188	178
4.700% due 09/20/2047		340	323
Capital One Financial Corp.
3.450% due 04/30/2021 (m)		1,000	998
CIT Group, Inc.
3.875% due 02/19/2019		4,175	4,192
4.125% due 03/09/2021		164	163
5.250% due 03/07/2025		150	152
5.375% due 05/15/2020		1,830	1,883
Citigroup, Inc.
2.876% due 07/24/2023 •		200	193
3.127% (US0003M + 0.790%) due 01/10/2020 ~		300	302
3.230% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	14,210	10,572
Cooperatieve Rabobank UA
5.500% due 06/29/2020 (i)(j)	EUR	11,590	14,489
6.625% due 06/29/2021 (i)(j)		4,400	5,790

Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		$250	250
3.750% due 04/24/2023		250	245
8.125% due 09/19/2033 •(j)		2,100	2,122
Credit Suisse AG
5.750% due 09/18/2025 •(j)	EUR	700	893
Credit Suisse Group AG
3.574% due 01/09/2023 (m)		$500	490
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020 (m)		8,800	8,709
Crown Castle International Corp.
3.200% due 09/01/2024		88	83
3.650% due 09/01/2027 (m)		388	361
4.000% due 03/01/2027		30	29
4.875% due 04/15/2022 (m)		2,777	2,865
CTR Partnership LP
5.250% due 06/01/2025		66	64
Deutsche Bank AG
1.875% due 02/28/2020	GBP	7,200	9,396
2.700% due 07/13/2020		$222	216
3.150% due 01/22/2021 (m)		8,200	7,937
3.312% (US0003M + 0.970%) due 07/13/2020 ~(m)		1,070	1,064
4.250% due 10/14/2021 (m)		5,120	5,046
Digital Realty Trust LP
3.700% due 08/15/2027		15	14
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		173	179
Emerald Bay S.A.
0.000% due 10/08/2020 (g)	EUR	1,686	1,843
Equinix, Inc.
2.875% due 03/15/2024		400	459
2.875% due 02/01/2026		300	332
ERP Operating LP
3.250% due 08/01/2027		$36	34
3.500% due 03/01/2028		104	101
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		176	175
Ford Motor Credit Co. LLC
2.459% due 03/27/2020 (m)		2,400	2,363
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		7,940	8,148
Freedom Mortgage Corp.
8.250% due 04/15/2025		301	297
General Motors Financial Co., Inc.
3.200% due 07/13/2020		1,900	1,892
3.550% due 04/09/2021		166	166
Goldman Sachs Group, Inc.
3.680% (BBSW3M + 1.700%) due 08/08/2018 ~	AUD	11,490	8,513
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		$245	232
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		200	204
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		3,200	3,151
Hazine Mustesarligi Varlik Kiralama A/S
4.557% due 10/10/2018		12,780	12,787
Howard Hughes Corp.
5.375% due 03/15/2025		147	145
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~(m)		1,400	1,402
3.326% (US0003M + 1.000%) due 05/18/2024 ~(m)		800	798
3.950% due 05/18/2024 (m)		600	599
6.250% due 03/23/2023 •(i)(j)		900	884
6.500% due 03/23/2028 •(i)(j)		1,370	1,317
Hudson Pacific Properties LP
3.950% due 11/01/2027		52	49
Hunt Cos., Inc.
6.250% due 02/15/2026		60	56
ING Bank NV
2.500% due 10/01/2019 (m)		5,100	5,064
International Lease Finance Corp.
8.250% due 12/15/2020 (m)		2,800	3,089
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(i)(j)	EUR	6,700	8,009
iStar, Inc.
4.625% due 09/15/2020		$19	19
5.250% due 09/15/2022		73	71
Jefferies Finance LLC
7.250% due 08/15/2024		200	197
7.375% due 04/01/2020		1,100	1,111
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~		375	375
Kennedy Wilson Europe Real Estate PLC
3.950% due 06/30/2022	GBP	13,420	18,487
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		$186	181

Life Storage LP
3.875% due 12/15/2027		50	47
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		800	818
Lloyds Bank PLC
2.700% due 08/17/2020 (m)		4,100	4,053
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	2,050	2,631
4.000% due 03/07/2025	AUD	1,000	737
4.375% due 03/22/2028 (m)		$400	396
7.000% due 06/27/2019 (i)(j)	GBP	7,232	9,745
7.625% due 06/27/2023 •(i)(j)		2,300	3,326
7.875% due 06/27/2029 •(i)(j)		250	384
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$10,300	10,435
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		800	809
MetLife, Inc.
5.875% due 03/15/2028 •(i)		420	428
Nationwide Building Society
3.766% due 03/08/2024 •(m)		1,100	1,078
4.302% due 03/08/2029 •(m)		800	772
6.875% due 06/20/2019 (i)(j)	GBP	10,100	13,638
Navient Corp.
4.875% due 06/17/2019		$11,996	12,071
5.500% due 01/15/2019		6,513	6,573
5.875% due 03/25/2021		3,045	3,102
6.500% due 06/15/2022		1,391	1,426
7.250% due 01/25/2022		3,700	3,885
8.000% due 03/25/2020		8,790	9,295
NTT Finance Corp.
1.900% due 07/21/2021		6,840	6,565
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	10,300	1,615
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$130	129
4.500% due 01/15/2025 (m)		400	391
4.950% due 04/01/2024 (m)		1,000	1,015
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		44	45
Physicians Realty LP
3.950% due 01/15/2028		111	104
Poly Real Estate Finance Ltd.
4.500% due 08/06/2018		1,700	1,702
Provident Funding Associates LP
6.375% due 06/15/2025		24	23
Realogy Group LLC
4.500% due 04/15/2019		2,000	2,010
Rio Oil Finance Trust
8.200% due 04/06/2028		400	406
9.250% due 07/06/2024		1,056	1,135
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	2,100	2,585
3.498% due 05/15/2023 •		$293	284
3.813% (US0003M + 1.470%) due 05/15/2023 ~(m)		478	481
3.875% due 09/12/2023 (m)		1,500	1,459
7.500% due 08/10/2020 (i)(j)		5,550	5,672
8.000% due 08/10/2025 •(i)(j)		1,000	1,053
8.625% due 08/15/2021 (i)(j)		3,777	4,023
Santander Holdings USA, Inc.
3.400% due 01/18/2023		116	112
3.700% due 03/28/2022		52	51
4.400% due 07/13/2027		78	75
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •(m)		600	577
6.750% due 06/24/2024 •(i)(j)	GBP	3,496	4,778
7.375% due 06/24/2022 •(i)(j)		200	275
Santander UK PLC
2.920% (US0003M + 0.620%) due 06/01/2021 ~(m)		$400	400
3.400% due 06/01/2021 (m)		4,600	4,599
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (k)		3,300	3,300
Siam Commercial Bank PCL
3.500% due 04/07/2019		2,000	2,004
SL Green Operating Partnership LP
3.250% due 10/15/2022		32	31
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022 (m)		3,600	3,474
Societe Generale S.A.
2.625% due 09/16/2020 (m)		2,800	2,755
6.750% due 04/06/2028 •(i)(j)		400	368
Springleaf Finance Corp.
5.250% due 12/15/2019		3,886	3,944
5.625% due 03/15/2023		2,400	2,393
6.125% due 05/15/2022		4,092	4,194
6.875% due 03/15/2025		10,037	9,987

7.125% due 03/15/2026		1,470	1,466
8.250% due 12/15/2020		18,410	19,929
Starwood Property Trust, Inc.
4.750% due 03/15/2025		139	134
Stearns Holdings LLC
9.375% due 08/15/2020		3,200	3,216
STORE Capital Corp.
4.500% due 03/15/2028		106	104
UBS AG
7.625% due 08/17/2022 (j)		3,400	3,762
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •		258	247
4.125% due 09/24/2025 (m)		900	894
UDR, Inc.
3.500% due 01/15/2028		50	47
4.625% due 01/10/2022		13	13
VEREIT Operating Partnership LP
3.950% due 08/15/2027		56	52
Vornado Realty LP
3.500% due 01/15/2025		66	63
WEA Finance LLC
2.700% due 09/17/2019		200	199
Wells Fargo & Co.
2.625% due 07/22/2022		250	241
3.469% (US0003M + 1.110%) due 01/24/2023 ~(m)		2,886	2,931
Welltower, Inc.
4.250% due 04/15/2028		89	88
WeWork Cos., Inc.
7.875% due 05/01/2025		256	246
WPC Eurobond BV
2.125% due 04/15/2027	EUR	300	350

			488,903

INDUSTRIALS 13.5%
AA Bond Co. Ltd.
4.249% due 07/31/2043	GBP	6,392	8,707
AbbVie, Inc.
2.900% due 11/06/2022 (m)		$2,880	2,797
Activision Blizzard, Inc.
2.300% due 09/15/2021 (m)		2,680	2,595
2.600% due 06/15/2022		4,075	3,928
Afren PLC
10.250% due 04/08/2019 ^(d)		2,830	9
Air Canada Pass-Through Trust
3.700% due 07/15/2027		46	44
ALROSA Finance S.A.
7.750% due 11/03/2020		1,500	1,614
Altice Financing S.A.
5.250% due 02/15/2023	EUR	6,500	7,846
Altice France S.A.
5.375% due 05/15/2022		2,600	3,125
5.625% due 05/15/2024		200	243
6.000% due 05/15/2022		$8,200	8,261
6.250% due 05/15/2024		500	488
7.375% due 05/01/2026		2,200	2,159
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	4,600	5,416
7.750% due 05/15/2022		$1,100	1,068
American Airlines Group, Inc.
5.500% due 10/01/2019		8,000	8,120
American Airlines Pass-Through Trust
3.350% due 04/15/2031		70	68
Andeavor Logistics LP
3.500% due 12/01/2022		18	18
4.250% due 12/01/2027		34	33
5.500% due 10/15/2019		3,670	3,766
Arrow Electronics, Inc.
3.250% due 09/08/2024		65	61
3.500% due 04/01/2022 (m)		2,380	2,349
Asciano Finance Ltd.
4.625% due 09/23/2020 (m)		880	892
Bacardi Ltd.
4.450% due 05/15/2025		400	399
4.700% due 05/15/2028		500	493
5.150% due 05/15/2038		100	95
Baidu, Inc.
3.875% due 09/29/2023		300	298
BAT Capital Corp.
2.764% due 08/15/2022 (m)		1,790	1,718
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		3,400	3,408
3.345% (US0003M + 1.010%) due 12/15/2023 ~		900	901
3.500% due 06/25/2021		1,600	1,604
3.875% due 12/15/2023		900	901
4.250% due 12/15/2025		1,000	1,007

4.375% due 12/15/2028	1,000	1,004
BC Unlimited Liability Co.
4.250% due 05/15/2024	251	239
BMC Software Finance, Inc.
8.125% due 07/15/2021	4,714	4,826
Booking Holdings, Inc.
3.550% due 03/15/2028	70	67
Boral Finance Pty. Ltd.
3.000% due 11/01/2022 (m)	1,904	1,836
Broadcom Corp.
2.200% due 01/15/2021 (m)	1,525	1,478
2.375% due 01/15/2020	2,600	2,567
3.000% due 01/15/2022	126	123
3.875% due 01/15/2027 (m)	1,000	947
Caesars Resort Collection LLC
5.250% due 10/15/2025	12	11
Campbell Soup Co.
2.835% (US0003M + 0.500%) due 03/16/2020 ~	360	359
2.971% (US0003M + 0.630%) due 03/15/2021 ~(m)	280	279
3.300% due 03/15/2021	202	201
3.650% due 03/15/2023 (m)	380	373
3.950% due 03/15/2025	320	309
4.150% due 03/15/2028	380	362
Celanese U.S. Holdings LLC
4.625% due 11/15/2022 (m)	2,680	2,737
Centene Escrow Corp.
5.375% due 06/01/2026	452	459
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	120	118
Charles River Laboratories International, Inc.
5.500% due 04/01/2026	80	80
Charter Communications Operating LLC
3.579% due 07/23/2020	1,240	1,240
4.043% (US0003M + 1.650%) due 02/01/2024 (b)	668	670
4.200% due 03/15/2028	196	184
4.500% due 02/01/2024 ~(b)	382	382
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	700	731
Cheniere Energy Partners LP
5.250% due 10/01/2025	49	48
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	5,000	5,125
7.625% due 03/15/2020	2,800	2,793
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	66	64
Community Health Systems, Inc.
5.125% due 08/01/2021	977	909
6.250% due 03/31/2023	2,372	2,182
8.625% due 01/15/2024 (b)	1,250	1,256
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020 «	178	181
8.875% due 03/27/2022 ^(d)	1,200	0
9.250% due 06/30/2020 ^(d)	2,300	0
CSC Holdings LLC
7.625% due 07/15/2018	2,000	2,006
8.625% due 02/15/2019	1,400	1,444
CVS Health Corp.
3.700% due 03/09/2023 (m)	574	569
4.300% due 03/25/2028 (m)	1,120	1,107
CVS Pass-Through Trust
7.507% due 01/10/2032	85	99
DAE Funding LLC
4.000% due 08/01/2020	16,729	16,583
4.500% due 08/01/2022	4,359	4,239
5.000% due 08/01/2024	580	559
Daimler Finance North America LLC
2.200% due 10/30/2021 (m)	1,800	1,722
Dell International LLC
4.420% due 06/15/2021 (m)	6,995	7,099
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024	474	506
7.750% due 06/17/2021	53	56
Delta Air Lines, Inc.
2.600% due 12/04/2020	7,830	7,664
Diamond Resorts International, Inc.
7.750% due 09/01/2023	317	331
Discovery Communications LLC
2.950% due 03/20/2023	51	49
3.950% due 03/20/2028	67	64
DISH DBS Corp.
5.125% due 05/01/2020	8,569	8,515
6.750% due 06/01/2021	4,540	4,557
7.875% due 09/01/2019	13,885	14,440
Dolphin Energy Ltd.
5.888% due 06/15/2019	379	385

DXC Technology Co.
4.750% due 04/15/2027		50	51
EMC Corp.
2.650% due 06/01/2020		4,070	3,954
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026 (b)		64	65
Energy Transfer Partners LP
4.150% due 10/01/2020 (m)		7,030	7,119
4.200% due 09/15/2023		296	296
4.950% due 06/15/2028 (m)		430	429
6.000% due 06/15/2048		180	180
9.000% due 04/15/2019 (m)		407	426
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~		174	174
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		344	345
3.600% due 08/15/2021		122	122
ERAC USA Finance LLC
2.600% due 12/01/2021 (m)		1,290	1,252
5.250% due 10/01/2020 (m)		1,565	1,626
Eurofins Scientific SE
2.250% due 01/27/2022	EUR	1,100	1,327
Exela Intermediate LLC
10.000% due 07/15/2023		$124	127
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		2	2
General Electric Co.
5.000% due 01/21/2021 •(i)		3,596	3,552
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~(m)		378	379
3.200% due 04/16/2021		68	68
4.200% due 04/17/2028		87	85
General Motors Co.
3.500% due 10/02/2018		100	100
Greene King Finance PLC
5.106% due 03/15/2034	GBP	4,883	7,493
Hadrian Merger Sub, Inc.
8.500% due 05/01/2026		$120	117
Harland Clarke Holdings Corp.
8.375% due 08/15/2022		94	93
HCA, Inc.
4.750% due 05/01/2023		500	500
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		442	436
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		3,816	2,910
9.000% due 03/01/2021 ^(d)		11,022	8,432
9.000% due 09/15/2022 ^(d)		110	84
10.625% due 03/15/2023 ^(d)		1,040	798
11.250% due 03/01/2021 ^(d)		7,720	5,837
IHS Markit Ltd.
4.000% due 03/01/2026		15	14
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,750	2,474
7.250% due 10/15/2020		5,859	5,859
9.750% due 07/15/2025		116	123
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,593	7,602
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	109
3.250% due 03/15/2025		100	114
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$1,300	1,300
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		300	312
Kraft Heinz Foods Co.
3.500% due 07/15/2022 (m)		4,333	4,284
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		1,073	1,031
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		62	62
Masco Corp.
5.950% due 03/15/2022		84	90
Matterhorn Merger Sub LLC
8.500% due 06/01/2026		540	522
McCormick & Co., Inc.
3.900% due 07/15/2021 (m)		2,080	2,105
MGM Resorts International
6.750% due 10/01/2020		2,390	2,509
Mitchells & Butlers Finance PLC
2.791% (US0003M + 0.450%) due 12/15/2030 ~		7,793	7,349
Molson Coors Brewing Co.
2.100% due 07/15/2021 (m)		2,280	2,188
MPLX LP
3.375% due 03/15/2023		42	41

NetApp, Inc.
3.300% due 09/29/2024		84	80
Nokia Oyj
4.375% due 06/12/2027		36	34
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (g)(i)		920	15
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		1,491	1,448
4.500% due 03/15/2023		543	517
5.250% due 08/15/2022		5,259	5,226
5.500% due 02/15/2024		567	561
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		400	397
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		1,300	306
5.500% due 04/12/2037 ^(d)		2,950	679
6.000% due 05/16/2024 ^(d)		820	177
6.000% due 11/15/2026 ^(d)		3,134	674
9.750% due 05/17/2035 ^(d)		840	202
Petroleos Mexicanos
6.500% due 03/13/2027		190	195
6.750% due 09/21/2047		70	67
PetSmart, Inc.
5.875% due 06/01/2025		100	77
Pisces Midco, Inc.
8.000% due 04/15/2026		537	519
Pitney Bowes, Inc.
4.700% due 04/01/2023		49	44
QVC, Inc.
3.125% due 04/01/2019		4,000	3,996
4.375% due 03/15/2023		1,800	1,780
4.850% due 04/01/2024		30	30
Radiate Holdco LLC
6.875% due 02/15/2023		150	145
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		300	312
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,357	1,364
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,321
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		20	20
Rockwell Collins, Inc.
2.800% due 03/15/2022 (m)		13,100	12,773
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,648
Scientific Games International, Inc.
5.000% due 10/15/2025		$18	17
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		87	88
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021 (m)		1,110	1,063
Sigma Holdco BV
5.750% due 05/15/2026	EUR	100	110
7.875% due 05/15/2026		$270	254
SoftBank Group Corp.
4.000% due 04/20/2023	EUR	2,150	2,593
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	3,500	4,735
Sprint Spectrum Co. LLC
4.738% due 09/20/2029 (m)		$600	597
5.152% due 09/20/2029 (m)		1,000	983
Standard Industries, Inc.
4.750% due 01/15/2028		188	173
Sunoco LP
4.875% due 01/15/2023		138	133
Syngenta Finance NV
3.698% due 04/24/2020		200	199
3.933% due 04/23/2021		5,300	5,290
4.441% due 04/24/2023		5,900	5,871
4.892% due 04/24/2025		200	196
5.182% due 04/24/2028		2,600	2,515
T-Mobile USA, Inc.
4.750% due 02/01/2028		46	43
Tech Data Corp.
3.700% due 02/15/2022		23	23
4.950% due 02/15/2027		50	49
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		200	183
Tenet Healthcare Corp.
4.625% due 07/15/2024		220	209
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	9,610	9,735
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018		7,565	7,638
0.375% due 07/25/2020	EUR	3,300	3,762

3.250% due 04/15/2022		1,000	1,188
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~(m)		$500	500
Times Square Hotel Trust
8.528% due 08/01/2026		236	275
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	847	1,237
6.542% due 03/30/2021		1,557	2,173
7.395% due 03/28/2024		2,956	4,326
United Group BV
4.375% due 07/01/2022	EUR	100	119
4.875% due 07/01/2024		100	119
UPCB Finance Ltd.
3.625% due 06/15/2029		190	215
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$30	30
6.500% due 03/15/2022		62	64
7.000% due 03/15/2024		119	125
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	100	129
VMware, Inc.
2.300% due 08/21/2020 (m)		$11,790	11,541
2.950% due 08/21/2022		90	86
3.900% due 08/21/2027 (m)		5,380	4,975
VOC Escrow Ltd.
5.000% due 02/15/2028		172	163
Warner Media LLC
3.800% due 02/15/2027		62	59
Western Digital Corp.
4.750% due 02/15/2026		634	618
Wind Tre SpA
2.625% due 01/20/2023	EUR	400	394
2.750% due 01/20/2024 •		400	390
3.125% due 01/20/2025		200	190
5.000% due 01/20/2026		$200	160
Wyndham Destinations, Inc.
4.150% due 04/01/2024		24	24
4.500% due 04/01/2027		27	26
Yara International ASA
4.750% due 06/01/2028 (m)		580	584
Yellowstone Energy LP
5.750% due 12/31/2026 «		2,325	2,364

			380,172

UTILITIES 2.9%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		5,804	5,831
3.150% due 09/04/2036	EUR	100	117
3.298% (US0003M + 0.950%) due 07/15/2021 ~		$597	603
4.900% due 08/15/2037 (m)		430	409
5.000% due 03/01/2021 (m)		2,608	2,705
5.150% due 02/15/2050 (m)		578	541
5.300% due 08/15/2058		192	179
BellSouth Corp.
4.333% due 04/26/2021 (m)		9,700	9,803
Enable Midstream Partners LP
4.950% due 05/15/2028		227	221
Engie S.A.
2.875% due 10/10/2022 (m)		1,290	1,259
Entergy Corp.
4.000% due 07/15/2022		880	891
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	6,900	7,050
3.700% due 07/25/2018	EUR	5,000	5,848
3.850% due 02/06/2020		$2,100	2,106
4.625% due 10/15/2018	EUR	1,700	2,007
9.250% due 04/23/2019		$2,900	3,028
LG&E & KU Energy LLC
3.750% due 11/15/2020 (m)		1,665	1,678
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		973	920
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		1,702	847
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		36	33
ONEOK, Inc.
4.550% due 07/15/2028 (b)		390	394
5.200% due 07/15/2048 (b)		260	265
Petrobras Global Finance BV
5.299% due 01/27/2025		282	261
5.999% due 01/27/2028		866	785
6.125% due 01/17/2022		648	661
7.375% due 01/17/2027		469	470
8.375% due 05/23/2021		1,104	1,204

Sprint Capital Corp.
6.900% due 05/01/2019		11,994	12,266
Sprint Communications, Inc.
7.000% due 08/15/2020		5,680	5,893
9.000% due 11/15/2018		9,609	9,813
Sprint Corp.
7.625% due 03/01/2026		759	775
Transocean Phoenix Ltd.
7.750% due 10/15/2024		34	37
Transocean Proteus Ltd.
6.250% due 12/01/2024		7	7
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	140	161
3.375% due 10/27/2036	GBP	100	129
3.443% (US0003M + 1.100%) due 05/15/2025 ~(m)		$1,500	1,500
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		490	488
3.750% due 01/16/2024		708	703
4.125% due 05/30/2025		288	287
4.375% due 05/30/2028		638	631

			82,806

Total Corporate Bonds & Notes (Cost $973,616)			951,881

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024		167	286

Total Convertible Bonds & Notes (Cost $312)			286

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		50	51
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		200	223
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		70	76
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	27
7.350% due 07/01/2035		20	22
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		360	341

			740

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(d)		10	4
5.250% due 07/01/2037 ^(d)		60	26
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(d)		20	8
5.700% due 07/01/2023 ^(d)		100	43
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)		40	17
6.000% due 07/01/2039 ^(d)		30	13
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(d)		95	40
5.750% due 07/01/2041 ^(d)		100	42
6.500% due 07/01/2040 ^(d)		15	6
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)		225	92
5.500% due 07/01/2039 ^(d)		300	127

			418

Total Municipal Bonds & Notes (Cost $1,037)			1,158

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
2.310% (US0001M + 0.350%) due 09/25/2042 ~		11	11
3.500% due 12/01/2047 - 01/01/2048		700	697
3.590% (H15T1Y + 2.375%) due 09/01/2037 ~		2,179	2,278
6.000% due 04/25/2043		7	8
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		289,500	287,779
4.000% due 08/01/2048		80,400	81,851

Ginnie Mae
2.385% (LIBOR01M + 0.300%) due 12/16/2026 ~	29	29

Total U.S. Government Agencies (Cost $371,043)		372,653

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
2.750% due 08/15/2047 (m)	1,000	954
U.S. Treasury Notes
1.875% due 01/31/2022 (m)(o)	25,500	24,804
2.125% due 08/15/2021 (m)(o)	72,800	71,682
2.125% due 07/31/2024 (m)(q)	5,400	5,198
2.500% due 01/31/2025 (m)(q)	26,330	25,847

Total U.S. Treasury Obligations (Cost $132,761)		128,485

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.1%
Adjustable Rate Mortgage Trust
3.655% due 11/25/2035 ^~	174	150
4.055% due 10/25/2035 ^~	451	428
4.099% due 08/25/2035 ~	287	284
Ashford Hospitality Trust
3.323% due 04/15/2035 •	5,000	5,005
4.173% due 04/15/2035 •	5,000	5,015
BAMLL Re-REMIC Trust
6.160% due 06/17/2050 ~	4,770	4,718
Banc of America Commercial Mortgage Trust
6.268% due 02/10/2051 ~	1,460	1,497
Banc of America Funding Trust
3.692% due 09/20/2035 ^~	106	99
3.885% due 05/20/2036 ^~	191	184
3.929% due 06/25/2034 ~	30	29
5.888% due 04/25/2037 ^	218	195
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.645% due 10/10/2045 ~	6,662	6,738
5.910% due 06/10/2039 ~	1,292	1,277
Banc of America Mortgage Trust
3.784% due 01/25/2036 ^~	49	45
3.801% due 11/20/2046 ^~	654	639
5.500% due 12/25/2020	27	27
BBCMS Trust
1.194% due 02/15/2033 ~(a)	13,400	254
2.773% due 02/15/2033 •	5,500	5,497
3.123% due 02/15/2033 •	1,800	1,801
3.323% due 02/15/2033 •	1,300	1,303
4.123% due 02/15/2033 •	900	901
5.173% due 02/15/2033 •	5,800	5,807
BCAP LLC Trust
3.773% due 10/26/2037 ~	4,433	4,470
6.500% due 06/26/2037 ~	4,914	2,617
Bear Stearns Adjustable Rate Mortgage Trust
3.624% due 01/25/2035 ~	9	9
CD Mortgage Trust
5.648% due 10/15/2048	2,173	2,250
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	3,320	3,324
3.423% due 02/15/2037 •	1,320	1,322
4.373% due 02/15/2037 •	3,250	3,265
CGMS Commercial Mortgage Trust
3.173% due 07/15/2030 •	6,873	6,854
Chase Mortgage Finance Trust
3.960% due 02/25/2037 ~	173	176
5.500% due 12/25/2022 ^	799	597
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	101	101
Civic Mortgage LLC
3.892% due 06/25/2022	4,013	4,014
Commercial Mortgage Trust
5.377% due 12/10/2046	108	108
Countrywide Alternative Loan Trust
2.251% due 07/25/2036 •	12,028	11,665
2.261% due 11/25/2036 •	1,579	1,512
2.261% due 06/25/2046 •	202	194
2.271% due 04/25/2046 •	2,716	2,392
2.364% due 09/20/2046 •	1,137	613
2.491% due 02/25/2036 •	272	214
2.594% due 11/20/2035 ^•	81	35
5.500% due 03/25/2036 ^	71	55
6.000% due 03/25/2036	689	562
6.000% due 05/25/2037 ^	597	449
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 04/25/2035 ~	213	196
3.325% due 02/20/2036 ^~	97	84
5.500% due 11/25/2035 ^	72	65
Credit Suisse Commercial Mortgage Trust
5.898% due 01/15/2049 ~	15,000	19,127

Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~		53	50
5.100% due 08/15/2038 ~		2,331	2,354
6.000% due 01/25/2036		316	284
Credit Suisse Mortgage Capital Certificates
3.453% due 05/26/2036 ~		82	82
Credit Suisse Mortgage Capital Trust
3.023% due 02/15/2031 •		4,200	4,203
Deutsche ALT-A Securities, Inc.
2.241% due 03/25/2037 ^•		453	414
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		141	134
5.886% due 10/25/2036 ^		141	134
Downey Savings & Loan Association Mortgage Loan Trust
2.395% due 10/19/2036 ^•		383	290
Dragon Finance BV
1.554% due 07/13/2023 •	GBP	3,827	4,932
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	251	292
Eurosail PLC
1.327% due 09/13/2045 •	GBP	2,794	3,584
First Horizon Asset Securities, Inc.
3.777% due 02/25/2036 ~		$117	112
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		157	122
GMAC Commercial Mortgage Securities, Inc.
4.806% due 05/10/2043		1,065	1,071
GS Mortgage Securities Trust
5.342% due 07/15/2031 •		3,500	3,509
GSR Mortgage Loan Trust
4.024% due 11/25/2035 ~		29	29
HarborView Mortgage Loan Trust
2.745% due 06/19/2045 ^•		1,058	697
Impac Secured Assets Trust
2.261% due 01/25/2037 •		393	379
IMT Mortgage Trust
2.773% due 06/15/2034 •		300	300
3.023% due 06/15/2034 •		328	328
3.173% due 06/15/2034 •		200	200
IndyMac Mortgage Loan Trust
3.503% due 09/25/2035 ^~		114	107
3.901% due 08/25/2037 ~		581	548
JPMorgan Alternative Loan Trust
2.251% due 09/25/2036 •		92	91
3.262% due 12/25/2036 ~		222	247
3.735% due 05/25/2036 ^~		247	201
JPMorgan Chase Commercial Mortgage Securities Trust
2.876% due 07/15/2034 •		4,000	4,004
3.046% due 07/15/2034 •		2,000	2,003
5.466% due 06/12/2041 ~		4,744	4,818
5.768% due 01/12/2043 ~		689	699
6.011% due 03/15/2046 ~		1,341	1,365
6.441% due 02/12/2051 ~		5,550	5,668
JPMorgan Mortgage Trust
3.702% due 06/25/2037 ^~		517	468
4.162% due 07/25/2035 ~		95	96
6.500% due 09/25/2035		339	328
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		311	310
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •		610	525
MASTR Alternative Loan Trust
6.750% due 07/25/2036		484	334
MASTR Reperforming Loan Trust
8.000% due 08/25/2034		2,773	2,930
Merrill Lynch Alternative Note Asset Trust
2.391% due 03/25/2037 •		804	358
Merrill Lynch Mortgage Investors Trust
3.655% due 11/25/2035 •		140	143
Merrill Lynch Mortgage Trust
5.167% due 10/12/2041 ~		4,176	4,176
5.986% due 06/12/2050 ~		1,279	1,278
Morgan Stanley Capital Trust
5.216% due 10/12/2052 ~		2,000	1,999
6.145% due 06/11/2042 ~		4,027	4,288
6.285% due 06/11/2049 ~		570	576
Morgan Stanley Mortgage Loan Trust
3.950% due 07/25/2035 ^~		77	71
Motel 6 Trust
2.993% due 08/15/2034 •		4,204	4,210
3.263% due 08/15/2034 •		3,617	3,624
4.223% due 08/15/2034 •		391	393
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.539% due 04/25/2036 ^~		4,571	4,190
RBSSP Resecuritization Trust
3.675% due 01/26/2036 ~		10,211	10,241

Residential Accredit Loans, Inc. Trust
2.281% due 07/25/2036 •		354	329
2.918% due 09/25/2045 •		452	433
6.000% due 09/25/2036 ^		609	436
Residential Funding Mortgage Securities, Inc. Trust
4.905% due 08/25/2036 ^~		153	144
Resource Capital Corp. Ltd.
2.873% (LIBOR01M + 0.800%) due 07/15/2034 ~		5,679	5,680
4.073% (LIBOR01M + 2.000%) due 07/15/2034 ~		1,612	1,617
RETL
3.823% due 03/15/2033 •		5,744	5,781
Ripon Mortgages PLC
1.423% due 08/20/2056 •	GBP	2,676	3,549
Structured Adjustable Rate Mortgage Loan Trust
3.763% due 09/25/2035 ~		$700	632
Structured Asset Mortgage Investments Trust
2.351% due 03/25/2037 •		2,711	2,013
Structured Asset Securities Corp.
2.341% due 07/25/2035 •		25,581	24,320
2.351% due 05/25/2043 •		15,339	14,488
Structured Asset Securities Corp. Mortgage Loan Trust
2.341% due 05/25/2036 •		25,248	22,922
Sutherland Commercial Mortgage Loans
3.192% due 05/25/2037 ~		5,102	5,118
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	48
Thrones PLC
1.490% due 11/15/2049 •	GBP	2,319	3,065
TORRENS Trust
3.020% due 09/14/2041 •	AUD	18,583	13,767
Uropa Securities PLC
0.825% due 06/10/2059 •	GBP	1,253	1,609
0.975% due 06/10/2059 •		290	365
1.114% due 10/10/2040 •		4,100	5,030
1.175% due 06/10/2059 •		227	287
1.375% due 06/10/2059 •		241	301
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$13,100	13,247
5.660% due 04/15/2047 ~		4,196	4,217
6.057% due 06/15/2049 ~		4,064	4,110
6.175% due 04/15/2047 ~		11,087	11,248
6.209% due 02/15/2051 ~		2,790	2,780
WaMu Commercial Mortgage Securities Trust
3.591% due 03/23/2045 ~		12,845	12,656
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •		323	319
2.371% due 11/25/2045 •		836	790
2.758% due 11/25/2042 •		138	133
3.364% due 09/25/2033 ~		134	137
Wells Fargo Commercial Mortgage Trust
2.897% due 12/13/2031 •		5,100	5,105
3.147% due 12/13/2031 •		4,200	4,208
3.892% due 12/13/2031 •		100	100
Wells Fargo Mortgage-Backed Securities Trust
2.791% due 03/25/2036 •		3,983	3,712
3.624% due 09/25/2033 ~		124	128
3.713% due 11/25/2037 ^~		661	635
4.323% due 05/25/2036 ^~		61	62

Total Non-Agency Mortgage-Backed Securities (Cost $365,976)			367,473

ASSET-BACKED SECURITIES 22.3%
AccessLex Institute
2.545% due 09/26/2033 •		11,297	11,092
Adams Mill CLO Ltd.
3.448% due 07/15/2026 •		250	250
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		273	283
Airspeed Ltd.
2.343% due 06/15/2032 •		7,847	6,854
Allegro CLO Ltd.
3.579% due 01/30/2026 •		900	900
Ameriquest Mortgage Securities Trust
2.431% due 04/25/2036 •		8,100	7,989
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.441% due 03/25/2033 •		351	348
Arbor Realty Commercial Real Estate Notes Ltd.
4.573% due 04/15/2027 •		2,200	2,238
Argent Securities Trust
2.241% due 06/25/2036 •		1,397	538
2.331% due 07/25/2036 •		1,310	548
Aspen Funding Ltd.
3.937% due 07/10/2037 •		2,750	2,725
Avant Loans Funding Trust
2.290% due 06/15/2020		903	903

Babson CLO Ltd.
3.509% due 07/20/2025 •		1,600	1,601
Bear Stearns Asset-Backed Securities Trust
2.331% due 06/25/2047 •		1,000	980
4.041% due 08/25/2035 •		9,972	8,802
Black Diamond CLO Ltd.
3.403% due 02/06/2026 •		6,362	6,368
BSPRT Issuer Ltd.
3.423% due 06/15/2027 •		5,800	5,807
C-BASS CBO Ltd.
2.600% due 02/16/2041 •		129,097	9,915
2.681% due 12/15/2034 •		13,715	4,766
Capitalsource Real Estate Loan Trust
2.395% due 01/20/2037 •		1,650	1,575
2.458% due 01/20/2037 •		650	616
2.727% due 01/20/2037 •		1,094	1,082
3.187% due 01/20/2037 •		400	368
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% due 08/15/2027 •	EUR	3,800	4,442
Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		$7,750	7,792
Centex Home Equity Loan Trust
2.741% due 03/25/2033 •		6,992	6,791
Citigroup Mortgage Loan Trust, Inc.
2.751% due 02/25/2035 •		880	873
College Ave Student Loans LLC
0.000% due 12/26/2047 •		2,850	2,865
4.130% due 12/26/2047		3,850	3,886
College Avenue Student Loans LLC
3.741% due 11/26/2046 •		1,573	1,608
Conseco Finance Corp.
6.280% due 09/01/2030		7,847	8,436
7.500% due 03/01/2030 ~		3,837	2,790
Conseco Finance Securitizations Corp.
7.954% due 12/01/2033 ~		9,122	10,132
Countrywide Asset-Backed Certificates
2.441% due 03/25/2036 ^•		6,924	6,340
Countrywide Asset-Backed Certificates Trust
2.241% due 03/25/2047 •		121	118
2.331% due 03/25/2047 •		6,698	6,116
2.361% due 09/25/2046 •		2,000	1,507
2.991% due 04/25/2035 •		4,753	4,874
3.666% due 12/25/2034 •		1,205	1,181
4.616% due 10/25/2035 ~		70	71
Credit Suisse Mortgage Capital Asset-Backed Trust
2.691% due 09/25/2037 •		336	328
Credit-Based Asset Servicing & Securitization LLC
2.691% due 07/25/2035 •		5,409	5,385
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(b)		400	400
CWHEQ Revolving Home Equity Loan Resuritization Trust
2.333% due 05/15/2034 •		7,001	6,990
CWHEQ Revolving Home Equity Loan Trust
2.303% due 02/15/2036 •		11,318	10,988
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •		13,665	13,663
3.509% due 04/20/2027 •		26,000	26,026
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		22,200	22,215
DT Auto Owner Trust
1.720% due 05/15/2020		268	268
ECMC Group Student Loan Trust
3.141% due 05/25/2067 •		3,360	3,408
EFS Volunteer LLC
3.210% due 10/25/2035 •		2,948	2,953
Euromax ABS Ltd.
0.000% due 04/18/2097 •	EUR	751	865
First Franklin Mortgage Loan Trust
2.241% due 05/25/2036 •		$5,740	5,370
First Investors Auto Owner Trust
1.860% due 10/15/2021		1,791	1,782
Flatiron CLO Ltd.
3.513% due 01/17/2026 •		23,570	23,567
Greystone Commercial Real Estate Ltd.
3.623% due 03/15/2027 •		4,000	3,990
GSAA Home Equity Trust
2.541% due 08/25/2037 •		510	488
2.741% due 06/25/2035 •		7,862	7,810
GSAMP Trust
2.331% due 09/25/2036 •		11,164	5,685
2.841% due 01/25/2034 •		2,870	2,835
Harley Marine Financing LLC
5.682% due 05/15/2043		1,097	1,114
House of Europe Funding PLC
0.000% due 11/08/2090 •	EUR	2,345	2,720

HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •		$76	34
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		8,476	8,446
Legacy Mortgage Asset Trust
3.852% due 01/28/2070 •		28,566	29,227
Lehman XS Trust
2.211% due 02/25/2037 •		11,527	12,205
2.251% due 02/25/2037 •		4,697	4,912
Long Beach Mortgage Loan Trust
2.241% due 06/25/2036 •		10,251	6,082
2.391% due 02/25/2036 •		9,945	8,464
2.751% due 01/25/2046 •		5	5
Madison Park Funding Ltd.
3.619% due 07/20/2026 •		900	900
Marlette Funding Trust
3.060% due 07/17/2028 «		5,500	5,503
MASTR Asset-Backed Securities Trust
2.141% due 01/25/2037 •		331	136
Merrill Lynch Mortgage Investors Trust
2.351% due 04/25/2037 •		917	602
METAL LLC
4.581% due 10/15/2042		4,701	4,784
Morgan Stanley ABS Capital, Inc. Trust
2.361% due 03/25/2036 •		7,064	6,963
2.796% due 12/25/2034 •		144	134
Morgan Stanley Home Equity Loan Trust
3.141% due 12/25/2034 •		7,238	7,266
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		10,400	10,390
Munda CLO BV
0.574% due 12/05/2024 •	EUR	4,800	5,607
National Collegiate Student Loan Trust
2.331% due 07/25/2030 •		$2,201	2,164
2.361% due 03/26/2029 •		3,205	3,160
2.361% due 09/25/2029 •		1,515	1,496
2.381% due 10/25/2033 •		9,857	9,400
2.411% due 10/27/2031 •		10,000	9,208
2.440% due 12/26/2033 •		4,085	4,020
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •		4,000	4,001
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.421% due 10/25/2036 ^•		2,497	908
NovaStar Mortgage Funding Trust
2.411% due 05/25/2036 •		4,067	4,041
4.191% due 12/25/2034 •		187	180
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		16,300	16,326
OFSI Fund Ltd.
3.503% due 04/17/2025 •		842	843
OneMain Financial Issuance Trust
4.100% due 03/20/2028		340	342
OZLM Ltd.
3.579% due 01/20/2027 •		3,800	3,805
Pallas CDO BV
0.000% due 07/16/2082 •	EUR	1,482	1,738
Palmer Square CLO Ltd.
3.573% due 10/17/2027 •		$3,100	3,105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.581% due 09/25/2035 •		12,188	12,195
People’s Choice Home Loan Securities Trust
3.036% due 05/25/2035 ^•		1,600	1,390
Quest Trust
2.381% due 08/25/2036 •		13,833	12,041
Residential Asset Securities Corp. Trust
2.331% due 09/25/2036 •		8,708	8,654
2.361% due 07/25/2036 •		1,500	956
RMAT LP
4.090% due 05/25/2048		17,253	17,283
Saranac CLO Ltd.
3.432% due 06/22/2030 •		6,600	6,606
Saxon Asset Securities Trust
3.841% due 12/25/2037 •		6,357	6,522
Saybrook Point CBO Ltd.
3.060% due 02/25/2036 •		4,760	4,728
Securitized Asset-Backed Receivables LLC Trust
2.381% due 12/25/2035 •		410	404
SLC Student Loan Trust
2.991% due 09/15/2018 •		147	147
SLM Private Education Loan Trust
4.323% due 06/16/2042 •		6,545	6,738
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	396	463
0.000% due 01/25/2024 •		1,948	2,277
0.000% due 06/17/2024 •		1,191	1,394
2.910% due 04/27/2026 •		$2,031	2,037

3.860% due 04/25/2023 •		6,636	6,784
SoFi Professional Loan Program LLC
3.191% due 10/27/2036 •		666	673
Sorin Real Estate CDO Ltd.
1.797% due 06/07/2040 •		4,488	4,458
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		750	750
Specialty Underwriting & Residential Finance Trust
2.771% due 01/25/2034 •		17	17
Spirit Master Funding LLC
4.360% due 12/20/2047		13,948	13,991
Springleaf Funding Trust
2.680% due 07/15/2030		6,200	6,102
Sprite Ltd.
4.250% due 12/15/2037		576	582
Trainer Wortham First Republic CBO Ltd.
1.950% due 04/10/2037 •		5,384	5,241
TruPS Financials Note Securitization Ltd.
3.895% due 09/20/2039 •		7,954	7,875
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		8,093	8,077
VOLT LLC
3.250% due 06/25/2047		3,203	3,193
WAVE Trust
3.844% due 11/15/2042		9,097	9,035
Wrightwood Capital Real Estate CDO Ltd.
3.011% due 11/21/2040 •		5,167	5,182

Total Asset-Backed Securities (Cost $622,834)			627,412

SOVEREIGN ISSUES 2.6%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	190	132
2.500% due 12/31/2038		$1,200	685
3.375% due 01/15/2023	EUR	300	319
3.875% due 01/15/2022		2,600	2,917
5.250% due 01/15/2028		200	201
5.625% due 01/26/2022		$100	94
6.250% due 04/22/2019		150	151
6.250% due 11/09/2047	EUR	200	183
7.820% due 12/31/2033		853	997
22.844% (BADLARPP) due 10/04/2022 ~	ARS	4,184	221
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		107,579	3,394
34.194% (BADLARPP + 2.500%) due 03/11/2019 ~		1,200	41
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		2,700	91
40.000% (ARPP7DRR) due 06/21/2020 ~		144,543	5,206
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	200	254
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (g)	BRL	33,270	8,448
0.000% due 01/01/2019 (g)		74,432	18,589
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022 (m)		$1,300	1,247
3.125% due 10/11/2027 (m)		1,300	1,213
4.125% due 10/11/2047 (m)		1,000	918
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	4,600	3,471
Peru Government International Bond
5.700% due 08/12/2024	PEN	1,800	569
6.350% due 08/12/2028		260	83
6.950% due 08/12/2031		300	100
8.200% due 08/12/2026		2,570	934
Qatar Government International Bond
3.875% due 04/23/2023 (m)		$1,200	1,201
4.500% due 04/23/2028		800	809
5.103% due 04/23/2048		800	799
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	850	1,023
Saudi Government International Bond
2.875% due 03/04/2023 (m)		$1,200	1,156
4.000% due 04/17/2025 (m)		9,100	9,069
4.500% due 04/17/2030 (m)		3,200	3,203
5.000% due 04/17/2049 (m)		2,400	2,340
Serbia Government International Bond
4.875% due 02/25/2020		400	407
Turkey Government International Bond
5.625% due 03/30/2021		700	697
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		8	2
7.000% due 03/31/2038 ^(d)		48	13
7.650% due 04/21/2025 ^(d)		1,641	449
7.750% due 10/13/2019 ^(d)		200	55
8.250% due 10/13/2024 ^(d)		1,146	317
9.000% due 05/07/2023 ^(d)		68	19
9.250% due 09/15/2027 ^(d)		629	180
9.250% due 05/07/2028 ^(d)		1,586	437

11.750% due 10/21/2026 ^(d)		130	37

Total Sovereign Issues (Cost $83,627)			72,671

	SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (e)		34,648	371
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		82,130	19

			390

ENERGY 0.2%
Dommo Energia S.A. «(e)(k)		16,912,139	4,625
Dommo Energia S.A. SP - ADR «		3,069	113

			4,738

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. «		345,787	0

UTILITIES 0.0%
Eneva S.A. (e)(k)		11,681	36

Total Common Stocks (Cost $7,182)			5,164

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.2%
COMMERCIAL PAPER 10.6%
American Electric Power, Inc.
2.419% due 07/18/2018		$6,600	6,592
AT&T, Inc.
2.674% due 09/06/2018		13,250	13,185
Bank of Montreal
1.525% due 07/05/2018	CAD	4,550	3,460
1.537% due 07/03/2018		22,580	17,173
Bank of Nova Scotia
1.543% due 07/03/2018		21,800	16,580
1.544% due 07/05/2018		1,910	1,452
1.550% due 07/03/2018		2,190	1,666
Energy Transfer Partners
2.999% due 07/16/2018		$13,400	13,384
Entergy Corp.
2.756% due 08/30/2018		13,100	13,043
HP, Inc.
2.566% due 07/02/2018		21,800	21,796
HSBC Bank Canada
1.584% due 07/03/2018	CAD	10,300	7,833
Humana, Inc.
2.597% due 07/09/2018		$14,750	14,740
Mondelez International, Inc.
2.475% due 08/17/2018		13,250	13,206
National Bank Of Canada
1.525% due 07/03/2018	CAD	4,460	3,392
Qualcomm, Inc.
2.320% due 07/24/2018		$38,200	38,146
Rockwell Collins, Inc.
2.337% due 07/02/2018		14,850	14,847
Rogers Communications
2.412% due 07/19/2018		11,950	11,935
Royal Bank of Canada
1.537% due 07/03/2018	CAD	4,460	3,392
Sempra Energy Holdings
2.568% due 07/19/2018		$22,200	22,172
Southern Co.
2.653% due 07/23/2018		14,150	14,128
Thomson Reuters Corp.
2.491% due 07/16/2018		13,100	13,086
Toronto Dominion Bank
1.537% due 07/03/2018	CAD	10,190	7,750

Walgreens Boots Alliance
2.684% due 07/25/2018		$24,410	24,369

			297,327

REPURCHASE AGREEMENTS (l) 0.1%			2,413

SHORT-TERM NOTES 0.1%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~(m)		1,000	1,001
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (h)	ARS	6,100	200
25.600% due 07/18/2018 (h)		6,662	226
25.650% due 08/15/2018 (h)		7,290	239
25.700% due 07/18/2018 (h)		25,368	860
25.800% due 07/18/2018 - 08/15/2018 (h)		30,030	993
33.500% due 07/18/2018 (h)		1,110	38
37.800% due 11/21/2018 (h)		1,360	40
38.000% due 10/17/2018 (h)		7,710	238
40.700% due 07/18/2018 (h)		7,630	259

			4,094

ARGENTINA TREASURY BILLS 0.3%
15.722% due 09/14/2018 - 10/12/2018 (f)(g)		233,774	7,914
3.275% due 07/13/2018 - 10/26/2018 (f)(g)		$1,800	1,793

			9,707

GREECE TREASURY BILLS 0.6%
0.848% due 07/13/2018 - 03/15/2019 (f)(g)	EUR	15,027	17,509

JAPAN TREASURY BILLS 5.2%
(0.152)% due 08/06/2018 - 08/27/2018 (f)(g)	JPY	16,080,000	145,262

NIGERIA TREASURY BILLS 0.1%
15.488% due 09/20/2018 - 11/29/2018 (f)(g)	NGN	779,000	2,089

U.S. TREASURY BILLS 0.2%
1.860% due 08/02/2018 (f)(g)(o)(q)		$5,798	5,789

Total Short-Term Instruments (Cost $491,832)			484,190

Total Investments in Securities (Cost $3,127,748)			3,088,634

	SHARES
INVESTMENTS IN AFFILIATES 14.2%
SHORT-TERM INSTRUMENTS 14.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.2%
PIMCO Short-Term Floating NAV Portfolio III		40,432,159	399,712

Total Short-Term Instruments (Cost $399,730)			399,712

Total Investments in Affiliates (Cost $399,730)			399,712

Total Investments 123.9% (Cost $3,527,478)			$3,488,346
Financial Derivative Instruments (n)(p) 0.3% (Cost or Premiums, net $1,341)			8,417
Other Assets and Liabilities, net (24.2)%			(680,805)

Net Assets 100.0%			$2,815,958

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Apollo Aviation Securitization Equity Trust 4.212% due 11/15/2041	03/15/2018	$ 13,066	$ 13,114	0.47%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	442	4,625	0.16
Eneva S.A.	12/21/2017	50	36	0.00
Rise Ltd. 4.750% due 02/15/2039	02/11/2014	2,530	2,497	0.09
Sberbank of Russia Via SB Capital S.A. 4.150% due 03/06/2019	01/16/2018	3,315	3,300	0.12

		$ 19,403	$ 23,572	0.84%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	2.110%	06/29/2018	07/02/2018	$ 1,205	U.S. Treasury Notes 2.750% due 05/31/2023	$(1,204)	$1,205	$1,205
	2.200	06/29/2018	07/02/2018	1,208	U.S. Treasury Notes 2.875% due 05/31/2025	(1,207)	1,208	1,208

Total Repurchase Agreements						$(2,411)	$2,413	$2,413

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.160%	06/12/2018	07/12/2018	$(43,810)	$(43,863)
GRE	2.110	06/08/2018	07/09/2018	(13,013)	(13,031)
	2.160	06/13/2018	07/05/2018	(2,605)	(2,608)
RDR	2.210	06/06/2018	07/06/2018	(22,168)	(22,203)
	2.240	06/07/2018	07/09/2018	(42,707)	(42,773)
	2.250	06/08/2018	07/09/2018	(42,666)	(42,730)
	2.250	06/12/2018	07/12/2018	(7,602)	(7,612)
	2.260	06/13/2018	07/13/2018	(9,738)	(9,750)
UBS	2.350	06/05/2018	08/06/2018	(46,740)	(46,822)
	2.500	06/12/2018	07/12/2018	(18,800)	(18,826)

Total Reverse Repurchase Agreements					$(250,218)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.980%	05/07/2018	07/12/2018	$(22,234)	$(22,303)
	2.020	05/10/2018	07/17/2018	(33,263)	(33,361)
	2.020	06/12/2018	07/17/2018	(581)	(582)

Total Sale-Buyback Transactions					$(56,246)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.750%	05/31/2023	$1,200	$(1,203)	$(1,204)
U.S. Treasury Notes	2.875	05/31/2025	1,200	(1,207)	(1,208)
U.S. Treasury Notes	2.875	05/15/2028	1,300	(1,304)	(1,307)

Total Short Sales (0.1)%				$(3,714)	$(3,719)

(m)	Securities with an aggregate market value of $314,739 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(166,482) at a weighted average interest rate 2.091%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(41) of deferred price drop.
(4)	Payable for short sales includes $11 of accrued interest.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2018	126	AUD	12,062	$198	$9	$(14)
Euro-BTP Italy Government Bond September Futures	09/2018	18	EUR	2,675	56	32	0
U.S. Treasury 10-Year Note September Futures	09/2018	2,345		$281,840	1,577	0	0

					$1,831	$41	$(14)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	16	EUR	(3,037)	$(13)	$0	$(5)
Euro-Buxl 30-Year Bond September Futures	09/2018	6		(1,245)	(16)	0	(12)

					$(29)	$0	$(17)

Total Futures Contracts					$1,802	$41	$(31)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.065%		$1,200	$213	$(36)	$177	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397		300	7	(1)	6	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2018	0.081		5,300	277	(143)	134	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2019	0.166		800	79	(21)	58	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	1.998		550	62	(8)	54	0	(1)
Novo Banco S.A.	5.000	Quarterly	12/20/2021	8.955	EUR	400	(94)	74	(20)	8	0
Sprint Corp.	5.000	Quarterly	12/20/2021	2.482		$5,000	424	(13)	411	0	(2)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.548	EUR	300	8	(4)	4	0	(1)

							$976	$(152)	$824	$10	$(4)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$16,560	$(1,106)	$112	$(994)	$0	$(8)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	46,300	(841)	129	(712)	0	(23)

					$(1,947)	$241	$(1,706)	$0	$(31)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$970	$(36)	$9	$(27)	$0	$0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	5,300	(107)	(101)	(208)	0	(1)

					$(143)	$(92)	$(235)	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023		$239,500	$(10,680)	$652	$(10,028)	$0	$(148)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2024		34,600	889	(74)	815	19	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		43,300	3,372	(667)	2,705	45	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,700	2,785	(241)	2,544	36	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		98,400	10,342	(571)	9,771	158	0
Receive(6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	39	33	0	(3)
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(3)	(5)	0	(1)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	(158)	(158)	15	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(62)	24	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		19,100	387	(80)	307	0	(6)
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	11,400	45	(162)	(117)	0	0
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		2,200	(31)	(51)	(82)	0	(4)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	3,500	81	(59)	22	5	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(208)	(186)	0	(8)
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(74)	(74)	0	(3)
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(73)	(26)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(407)	(114)	0	(14)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(84)	(70)	0	(3)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(84)	(85)	0	(3)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		7,260,000	(369)	(331)	(700)	0	(26)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	(12)	(84)	3	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	(8)	(51)	2	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	2	(9)	(7)	1	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	(7)	(5)	1	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	(7)	(8)	1	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	(5)	(3)	1	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	0	0	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	0	0	1	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	(17)	0	9	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	(5)	(5)	2	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	(9)	(16)	7	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	0	0	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	1	0	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(3)	(16)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(7)	(37)	2	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(14)	(3)	2	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(6)	0	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(10)	(3)	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(27)	(44)	5	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(60)	(70)	11	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	0	0	1	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	11	1	0	(7)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	2	(3)	3	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	1	1	2	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(6)	(12)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	1	4	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(58)	(102)	11	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	1	23	0	(14)

							$7,087	$(2,951)	$4,136	$352	$(247)

Total Swap Agreements							$5,973	$(2,954)	$3,019	$362	$(283)

(o)	Securities with an aggregate market value of $13,404 and cash of $6,969 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2018	CHF	1,303		$1,311	$0	$(9)
BOA	07/2018	ARS	1,088		38	0	0
	07/2018	BRL	22,911		6,152	240	0
	07/2018	DKK	7,100		1,052	0	(61)
	07/2018		$42	ARS	1,088	0	(5)
	07/2018		44,434	AUD	60,193	111	0
	07/2018		6,059	BRL	22,911	0	(148)
	08/2018	ARS	24,020		$1,115	320	0
	08/2018	AUD	60,193		44,439	0	(112)
	08/2018	BRL	22,911		6,042	152	0
	08/2018	CAD	144,421		111,829	1,893	0
	08/2018	CHF	18,119		18,218	0	(145)
	08/2018	JPY	4,770,000		43,767	586	0
	08/2018		$4,010	MXN	78,870	0	(73)
	09/2018	ARS	11,784		$535	158	0
BPS	07/2018		1,088		40	2	0
	07/2018	BRL	38,290		9,930	51	0
	07/2018	JPY	6,672,412		61,435	1,168	0
	07/2018	PEN	6,027		1,845	11	0
	07/2018		$749	ARS	20,084	0	(61)
	07/2018		10,263	BRL	38,290	0	(383)
	08/2018	ARS	7,290		$339	98	0
	08/2018	CHF	3,873		3,918	0	(7)
	08/2018	JPY	6,180,000		56,994	968	0
	09/2018		$386	AUD	502	0	(15)
	01/2019	BRL	39,549		$10,443	412	0
BRC	09/2018	AUD	550		428	21	0
	09/2018		$386	AUD	502	0	(15)
CBK	07/2018	BRL	40,000		$12,029	1,709	0
	07/2018	DKK	10,425		1,605	0	(29)
	07/2018	GBP	96,906		128,390	499	0
	07/2018		$79	ARS	2,052	0	(9)
	07/2018		10,374	BRL	40,000	0	(53)
	07/2018		1,582	GBP	1,178	0	(28)
	07/2018		2,428	RUB	153,549	15	0
	08/2018	CAD	36,608		$28,370	504	0
	08/2018	MXN	6,033		287	0	(14)
	08/2018		$256	ARS	5,287	0	(83)
	08/2018		22,918	TRY	104,126	0	(712)
	10/2018		494	ARS	14,820	0	(31)
DUB	07/2018	ARS	4,974		$176	7	0
FBF	08/2018		$32,414	CAD	41,700	0	(671)
GLM	07/2018	AUD	60,816		$45,718	711	0
	07/2018	BRL	12,362		3,206	17	0
	07/2018	EUR	5,977		7,032	55	(3)
	07/2018	GBP	673		898	9	0
	07/2018	JPY	666,100		6,085	69	0
	07/2018		$46	ARS	1,205	0	(4)
	07/2018		3,292	BRL	12,362	0	(102)
	07/2018		633	RUB	39,532	0	(4)
	08/2018	EUR	2,931		$3,420	0	(10)
	10/2018	BRL	33,270		10,098	1,592	0
HUS	07/2018	ARS	12,672		597	166	0
	07/2018	RUB	193,081		3,063	0	(9)
	07/2018		$68	ARS	1,780	0	(8)
	08/2018	ARS	6,100		$283	81	0
	08/2018		$307	ARS	6,349	0	(99)
	08/2018		14,362	RUB	900,147	9	(116)
	09/2018	CNH	752		$118	5	0
	10/2018		$70	ARS	2,100	0	(4)
JPM	07/2018	AUD	9,421		$7,162	190	0
	07/2018	BRL	14,080		3,801	168	0
	07/2018	DKK	3,281		506	0	(8)
	07/2018	GBP	3,235		4,306	36	0
	07/2018		$11,021	AUD	14,798	0	(70)
	07/2018		3,867	BRL	14,080	0	(234)
	07/2018		1,667	DKK	10,403	0	(36)
	08/2018	AUD	11,490		$8,694	190	0
	08/2018	JPY	3,230,000		29,761	479	0
	08/2018		$21,447	CAD	27,800	0	(285)
	08/2018		185	MXN	3,673	0	(2)
	10/2018	NGN	451,131		$1,194	0	(39)
	01/2019	BRL	14,683		3,976	252	0
MSB	07/2018		9,285		2,527	131	0
	07/2018		$2,408	BRL	9,285	0	(12)
	09/2018	AUD	554		$431	21	0
NGF	07/2018	ARS	2,656		93	3	0
RBC	07/2018	GBP	1,699		2,237	0	(6)
	08/2018	CAD	45,734		35,447	634	0
SCX	07/2018	BRL	26,174		7,304	550	0
	07/2018	DKK	7,100		1,113	0	0
	07/2018		$6,788	BRL	26,174	0	(35)
	08/2018	NZD	14,836		$10,344	296	0
	08/2018		$32,158	CAD	41,700	0	(415)
	09/2018	NGN	64,686		$172	0	(6)
	10/2018		29,138		77	0	(3)
	10/2018		$1,121	DKK	7,100	0	0
	11/2018	NGN	190,794		$506	0	(12)
	01/2019	BRL	20,200		6,052	929	0
SSB	08/2018	CHF	1,105		1,113	0	(7)
	08/2018		$25,790	CAD	33,500	0	(290)
	08/2018		13,124	JPY	1,431,400	0	(158)
TOR	07/2018		66,793		7,338,512	0	(510)
	08/2018	JPY	7,338,512		$66,930	515	0
UAG	07/2018	AUD	4,754		3,617	98	0
	07/2018	EUR	130,424		151,064	0	(1,245)
	07/2018		$158,189	EUR	136,235	906	0
	07/2018		133,990	GBP	101,335	0	(253)
	08/2018	EUR	136,235		$158,543	0	(898)
	08/2018	GBP	101,335		134,180	261	0
	08/2018	JPY	1,900,000		17,501	285	0
	08/2018		$19,251	MXN	376,694	0	(445)
	09/2018	GBP	770		$1,019	0	(1)
	09/2018		$2,473	IDR	35,225,182	0	(40)

Total Forward Foreign Currency Contracts						$17,583	$(8,033)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$45,200	$(57)	$(15)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	74,300	(85)	(20)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018	53,100	(53)	(36)
BPS	Put - OTC CDX.HY-30 5-Year Index	Sell	103.000	09/19/2018	7,000	(32)	(40)
	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	11/21/2018	17,400	(211)	(135)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	4,000	(4)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	08/15/2018	23,200	(14)	(10)
CBK	Put - OTC CDX.HY-30 5-Year Index	Sell	101.000	10/17/2018	6,300	(33)	(34)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	43,700	(52)	(15)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018	15,800	(16)	(13)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	3,800	(5)	(4)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	12,800	(16)	(4)
MYC	Put - OTC CDX.HY-30 5-Year Index	Sell	104.500	09/19/2018	1,400	(10)	(13)
	Put - OTC CDX.HY-30 5-Year Index	Sell	104.000	12/19/2018	13,600	(192)	(243)

						$(780)	$(583)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
UBS	Put - OTC GBP versus USD	$1.287	09/20/2018	GBP	3,500	$(30)	$(24)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	$99.828	09/06/2018	$31,000	$(74)	$(95)
FAR	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.977	08/06/2018	7,000	(17)	(17)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.898	08/06/2018	7,200	(18)	(8)
FBF	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.039	07/05/2018	16,000	(66)	(147)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	98.359	08/06/2018	8,800	(29)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.359	08/06/2018	8,800	(28)	(36)
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.031	07/05/2018	8,500	(23)	0
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	102.031	07/05/2018	8,500	(20)	(7)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.672	08/06/2018	2,500	(6)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.457	08/06/2018	5,300	(16)	(28)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.594	08/06/2018	24,700	(69)	(110)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.633	08/06/2018	24,700	(72)	(104)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.672	08/06/2018	5,000	(9)	(20)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.984	08/06/2018	7,000	(18)	(17)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.773	07/05/2018	6,000	(16)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.688	07/05/2018	36,000	(72)	(26)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.813	07/05/2018	7,100	(17)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.531	07/05/2018	13,600	(39)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.438	07/05/2018	4,500	(11)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.813	07/05/2018	7,100	(14)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	100.031	07/05/2018	5,700	(9)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.359	08/06/2018	10,500	(31)	(64)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.289	08/06/2018	16,400	(41)	(22)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.648	08/06/2018	8,200	(21)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.703	09/06/2018	7,000	(20)	(31)

					$(756)	$(757)

Total Written Options					$(1,566)	$(1,364)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2021	4.019%	$400	$10	$3	$13	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061	1,500	(24)	21	0	(3)
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.172	1,900	0	85	85	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141	300	(12)	11	0	(1)
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	500	(5)	(2)	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821	100	(10)	7	0	(3)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141	3,500	(170)	155	0	(15)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.760	300	(13)	45	32	0
CBK	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.132	6,000	0	429	429	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.146	1,800	210	(89)	121	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	1,100	(14)	9	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	4,700	(44)	(26)	0	(70)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	700	37	(25)	12	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2018	0.256	2,900	(128)	139	11	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821	100	(9)	6	0	(3)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.442	1,325	(51)	38	0	(13)
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.687	5,800	(638)	951	313	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	800	41	(27)	14	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	1,400	(15)	8	0	(7)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	600	(6)	(3)	0	(9)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.789	1,200	(219)	151	0	(68)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	3.002	1,400	(124)	24	0	(100)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.141	3,900	(131)	114	0	(17)
	South Africa Government International Bond	1.000	Quarterly	03/20/2020	1.261	2,000	(123)	115	0	(8)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.760	100	(3)	14	11	0
	Univision Communications, Inc.	5.000	Quarterly	09/20/2019	0.687	650	(72)	107	35	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	400	4	1	5	0
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	300	16	(11)	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	14,200	(125)	(88)	0	(213)
JPM	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.706	300	(21)	14	0	(7)
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.760	100	(4)	15	11	0
MYC	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.157	6,000	0	263	263	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.442	2,760	(90)	62	0	(28)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.706	600	4	3	7	0
UAG	Park Aerospace Holdings Ltd.	5.000	Quarterly	07/01/2020	2.998	200	12	(4)	8	0

							$(1,717)	$2,515	$1,375	$(577)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-30 5-Year Index	1.000%	Quarterly	06/20/2023	$3,600	$89	$(16)	$73	$0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	103	0	(24)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(125)	(5)	0	(130)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	150	0	(188)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	6,100	(33)	(23)	0	(56)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,776	66	12	78	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	454	0	(4)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	64	0	(15)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	(15)	0	(42)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	201	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	17,900	3	(82)	0	(79)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	42,400	(282)	(111)	0	(393)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	48,188	319	(1)	318	0

						$(1,195)	$731	$469	$(933)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$30,000	$(154)	$(38)	$0	$(192)

Total Swap Agreements								$(3,066)	$3,208	$1,844	$(1,702)

(q)

Securities with an aggregate market value of $2,759 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$72,447	$4,814	$77,261
Corporate Bonds & Notes
Banking & Finance	0	488,903	0	488,903
Industrials	0	377,627	2,545	380,172
Utilities	0	82,806	0	82,806
Convertible Bonds & Notes
Industrials	0	286	0	286
Municipal Bonds & Notes
Illinois	0	740	0	740
Puerto Rico	0	418	0	418
U.S. Government Agencies	0	372,653	0	372,653
U.S. Treasury Obligations	0	128,485	0	128,485
Non-Agency Mortgage-Backed Securities	0	367,473	0	367,473
Asset-Backed Securities	0	621,909	5,503	627,412
Sovereign Issues	0	72,671	0	72,671
Common Stocks
Consumer Discretionary	390	0	0	390
Energy	0	0	4,738	4,738
Utilities	36	0	0	36
Short-Term Instruments
Commercial Paper	0	297,327	0	297,327
Repurchase Agreements	0	2,413	0	2,413
Short-Term Notes	0	4,094	0	4,094
Argentina Treasury Bills	0	9,707	0	9,707
Greece Treasury Bills	0	17,509	0	17,509
Japan Treasury Bills	0	145,262	0	145,262
Nigeria Treasury Bills	0	2,089	0	2,089
U.S. Treasury Bills	0	5,789	0	5,789
	$426	$3,070,608	$17,600	$3,088,634

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$399,712	$0	$0	$399,712

Total Investments	$400,138	$3,070,608	$17,600	$3,488,346

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,719)	$0	$(3,719)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	362	0	403
Over the counter	0	19,419	8	19,427
	$41	$19,781	$8	$19,830

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(283)	0	(314)
Over the counter	0	(11,099)	0	(11,099)

	$(31)	$(11,382)	$0	$(11,413)

Total Financial Derivative Instruments	$10	$8,399	$8	$8,417

Totals	$400,148	$3,075,288	$17,608	$3,493,044

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments
PIMCO Moderate Duration Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.1% ¤
CORPORATE BONDS & NOTES 37.4%
BANKING & FINANCE 25.6%
ABN AMRO Bank NV
2.450% due 06/04/2020		$1,400	$1,377
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		4,082	4,215
Ambac LSNI LLC
7.337% due 02/12/2023 •		3,400	3,455
American Express Co.
2.846% due 05/17/2021 ~		3,300	3,311
American International Group, Inc.
3.750% due 07/10/2025		1,400	1,353
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	94
3.200% due 01/15/2028		2,200	2,077
Aviation Capital Group LLC
3.875% due 05/01/2023		5,000	4,989
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	1,400	490
Bank of America Corp.
2.650% due 04/01/2019		$1,800	1,798
3.108% due 03/05/2024 ~		3,200	3,191
3.419% due 12/20/2028 •		1,014	956
3.499% due 05/17/2022 •		4,000	3,999
Barclays Bank PLC
7.625% due 11/21/2022 (g)		200	216
10.179% due 06/12/2021		1,500	1,732
Barclays PLC
3.125% due 01/17/2024	GBP	700	926
4.463% (US0003M + 2.110%) due 08/10/2021 ~		$4,800	4,984
8.000% due 12/15/2020 •(f)(g)	EUR	1,000	1,296
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$6,200	6,231
Capital One Financial Corp.
2.400% due 10/30/2020		3,400	3,318
2.809% due 10/30/2020 ~		3,400	3,388
Citibank N.A.
3.050% due 05/01/2020		1,500	1,500
Citigroup, Inc.
2.350% due 08/02/2021		6,000	5,800
2.700% due 10/27/2022		3,300	3,171
2.750% due 04/25/2022		4,100	3,971
3.320% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,139
3.352% due 06/01/2024 ~		3,300	3,306
Cooperatieve Rabobank UA
2.792% due 04/26/2021 ~		4,100	4,105
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,878
3.450% due 04/16/2021		3,000	2,990
3.800% due 09/15/2022		2,000	1,993
4.645% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,914
Deutsche Bank AG
3.177% due 01/22/2021 ~		4,000	3,927
3.312% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,578
3.950% due 02/27/2023		800	769
4.263% (US0003M + 1.910%) due 05/10/2019 ~		7,400	7,436
Dexia Credit Local S.A.
2.500% due 01/25/2021		6,800	6,718
Digital Realty Trust LP
4.450% due 07/15/2028		3,500	3,516
Ford Motor Credit Co. LLC
2.551% due 10/05/2018		7,634	7,630
2.943% due 01/08/2019		1,000	1,001
3.200% due 01/15/2021		2,400	2,374
8.125% due 01/15/2020		1,100	1,179
General Motors Financial Co., Inc.
2.450% due 11/06/2020		200	195
3.150% due 01/15/2020		1,600	1,598
3.200% due 07/13/2020		4,900	4,879
3.700% due 11/24/2020		500	503
Goldman Sachs Group, Inc.
3.080% due 02/23/2023 ~		3,400	3,389
3.491% due 05/15/2026 ~		3,200	3,164

Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021		3,400	3,409
HCP, Inc.
4.000% due 12/01/2022		2,500	2,513
Hospitality Properties Trust
4.250% due 02/15/2021		2,500	2,518
HSBC Holdings PLC
3.400% due 03/08/2021		200	200
5.100% due 04/05/2021		300	314
6.250% due 03/23/2023 •(f)(g)		10,400	10,218
International Lease Finance Corp.
7.125% due 09/01/2018		100	101
8.625% due 01/15/2022		2,200	2,525
Jackson National Life Global Funding
3.300% due 06/11/2021		3,900	3,897
John Deere Capital Corp.
2.869% due 06/07/2023 ~		3,600	3,598
JPMorgan Chase & Co.
2.400% due 06/07/2021		5,100	4,970
2.945% due 06/18/2022 ~		2,700	2,701
3.514% due 06/18/2022 •		4,000	4,004
3.780% (US0003M + 1.480%) due 03/01/2021 ~		4,200	4,318
4.350% due 08/15/2021		1,900	1,955
JPMorgan Chase Bank N.A.
2.702% due 04/26/2021 ~		7,000	7,004
3.086% due 04/26/2021 •		3,000	2,994
Kilroy Realty LP
3.800% due 01/15/2023		800	796
Lloyds Bank PLC
2.400% due 03/17/2020		1,200	1,185
2.700% due 08/17/2020		600	593
5.800% due 01/13/2020		2,200	2,284
12.000% due 12/16/2024 •(f)		2,600	3,193
Lloyds Banking Group PLC
3.450% due 03/07/2025 ~	AUD	4,400	3,200
4.000% due 03/07/2025		5,350	3,941
7.625% due 06/27/2023 •(f)(g)	GBP	400	578
Mizuho Bank Ltd.
2.400% due 03/26/2020		$2,300	2,267
MMcapS Funding Ltd.
2.629% (US0003M + 0.290%) due 12/26/2039 ~		513	476
Morgan Stanley
2.450% due 02/01/2019		2,300	2,296
2.903% due 02/10/2021 ~		4,000	4,009
3.737% due 04/24/2024 •		4,100	4,079
3.875% due 01/27/2026		1,900	1,871
MUFG Bank Ltd
2.300% due 03/05/2020		2,800	2,757
National Australia Bank Ltd.
2.250% due 03/16/2021		4,200	4,108
Nationwide Building Society
3.766% due 03/08/2024 •		4,100	4,018
Oversea-Chinese Banking Corp. Ltd.
2.771% due 05/17/2021 ~		2,700	2,709
Physicians Realty LP
4.300% due 03/15/2027		500	484
Piper Jaffray Cos.
5.060% due 10/09/2018		1,000	1,005
Reckson Operating Partnership LP
7.750% due 03/15/2020		700	748
Rio Oil Finance Trust
9.250% due 07/06/2024		681	732
Royal Bank of Canada
2.300% due 03/22/2021		3,500	3,433
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		2,700	2,692
Santander UK Group Holdings PLC
2.875% due 10/16/2020		3,100	3,061
3.125% due 01/08/2021		500	494
Skandinaviska Enskilda Banken AB
3.250% due 05/17/2021		3,400	3,386
SL Green Operating Partnership LP
3.250% due 10/15/2022		2,148	2,089
Springleaf Finance Corp.
8.250% due 12/15/2020		1,700	1,840
Sumitomo Mitsui Banking Corp.
2.514% due 01/17/2020		3,400	3,365
2.703% due 01/17/2020 ~		3,400	3,401
3.025% (US0003M + 0.670%) due 10/19/2018 ~		4,000	4,007
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		3,600	3,560
Svenska Handelsbanken AB
3.350% due 05/24/2021		3,500	3,506
Synchrony Bank
3.650% due 05/24/2021		3,500	3,504

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,379	2,106
Toronto-Dominion Bank
2.500% due 01/18/2023		$5,500	5,385
Toyota Motor Credit Corp.
2.950% due 04/13/2021		3,300	3,285
U.S. Bank N.A.
3.150% due 04/26/2021		4,100	4,109
UBS AG
2.639% (US0003M + 0.320%) due 12/07/2018 •		2,500	2,502
2.639% due 05/28/2019 ~		2,400	2,403
2.901% (US0003M + 0.580%) due 06/08/2020 •		3,800	3,812
3.150% (US0003M + 0.850%) due 06/01/2020 ~		1,100	1,110
5.125% due 05/15/2024 (g)		5,800	5,795
7.625% due 08/17/2022 (g)		250	277
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,200	4,137
4.125% due 09/24/2025		100	99
United Overseas Bank Ltd.
2.842% due 04/23/2021 ~		6,000	6,013
Washington Prime Group LP
5.950% due 08/15/2024		4,090	3,946
Wells Fargo & Co.
2.625% due 07/22/2022		4,200	4,048
2.822% (US0003M + 0.460%) due 04/22/2019 ~		7,100	7,119
Welltower, Inc.
3.750% due 03/15/2023		250	248
Westpac Banking Corp.
2.100% due 02/25/2021		300	292

			343,611

INDUSTRIALS 8.3%
Amazon.com, Inc.
1.900% due 08/21/2020		2,800	2,744
BAT Capital Corp.
2.297% due 08/14/2020		1,900	1,860
2.764% due 08/15/2022		4,200	4,030
Bayer U.S. Finance LLC
3.875% due 12/15/2023		4,100	4,104
Boston Scientific Corp.
6.000% due 01/15/2020		1,300	1,355
Broadcom Corp.
2.200% due 01/15/2021		2,400	2,326
Campbell Soup Co.
3.300% due 03/15/2021		4,100	4,085
Celgene Corp.
2.875% due 08/15/2020		3,100	3,080
Centene Escrow Corp.
5.375% due 06/01/2026		2,700	2,742
Constellation Brands, Inc.
2.250% due 11/06/2020		2,100	2,051
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022 «		9	10
CVS Health Corp.
3.125% due 03/09/2020		1,500	1,499
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,607
2.450% due 05/18/2020		500	493
3.700% due 05/04/2023		3,400	3,385
Dell International LLC
4.420% due 06/15/2021		2,100	2,131
5.450% due 06/15/2023		2,000	2,094
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		700	690
DXC Technology Co.
3.250% due 03/01/2021 ~		700	700
Energy Transfer Partners LP
5.750% due 09/01/2020		500	520
Enterprise Products Operating LLC
2.550% due 10/15/2019		2,700	2,683
EQT Corp.
2.500% due 10/01/2020		1,450	1,417
General Electric Co.
5.000% due 01/21/2021 •(f)		2,700	2,667
General Mills, Inc.
3.150% due 12/15/2021		1,000	988
GlaxoSmithKline Capital PLC
3.125% due 05/14/2021		3,400	3,409
GLP Capital LP
5.250% due 06/01/2025		2,600	2,613
HCA, Inc.
3.750% due 03/15/2019		500	503
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,100	3,069

Japan Tobacco, Inc.
2.000% due 04/13/2021	700	677
Kraft Heinz Foods Co.
4.000% due 06/15/2023	4,000	3,991
5.375% due 02/10/2020	1,200	1,241
Maple Escrow Subsidiary, Inc.
3.551% due 05/25/2021	3,400	3,405
McDonald’s Corp.
2.759% due 10/28/2021 ~	3,300	3,315
Merck & Co., Inc.
2.350% due 02/10/2022	400	390
MGM Resorts International
6.625% due 12/15/2021	800	844
6.750% due 10/01/2020	1,100	1,155
Mondelez International, Inc.
3.000% due 05/07/2020	3,500	3,494
Pernod Ricard S.A.
4.450% due 01/15/2022	2,700	2,778
Philip Morris International, Inc.
2.375% due 08/17/2022	1,600	1,532
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,600	1,619
Prime Security Services Borrower LLC
9.250% due 05/15/2023	81	87
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,500	3,448
Southern Co.
2.350% due 07/01/2021	3,100	3,005
3.037% (US0003M + 0.700%) due 09/30/2020 ~	4,200	4,221
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,600	2,577
Syngenta Finance NV
3.698% due 04/24/2020	3,300	3,289
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	200	206
Teva Pharmaceutical Finance Netherlands BV
6.000% due 04/15/2024	3,400	3,399
Time Warner Cable LLC
4.000% due 09/01/2021	1,500	1,501
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026	1,500	1,496

		111,525

UTILITIES 3.5%
AEP Texas, Inc.
3.950% due 06/01/2028	4,000	3,994
AT&T, Inc.
2.975% due 06/01/2021 ~	4,000	4,018
BP Capital Markets PLC
2.705% (US0003M + 0.350%) due 08/14/2018 ~	3,800	3,802
Dominion Energy, Inc.
2.930% due 05/15/2020 ~	4,000	4,004
Duke Energy Corp.
2.830% due 05/14/2021 ~	3,300	3,301
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019 ~	5,400	5,411
Sprint Capital Corp.
6.900% due 05/01/2019	800	818
Tampa Electric Co.
2.600% due 09/15/2022	1,800	1,733
Verizon Communications, Inc.
3.376% due 02/15/2025 (j)	12,146	11,683
3.443% due 05/15/2025 ~	1,600	1,600
Vodafone Group PLC
3.750% due 01/16/2024	3,500	3,473
Wisconsin Power & Light Co.
2.250% due 11/15/2022	2,500	2,378

		46,215

Total Corporate Bonds & Notes (Cost $505,011)		501,351

MUNICIPAL BONDS & NOTES 0.5%
ALABAMA 0.3%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025	4,000	3,966

ILLINOIS 0.2%
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,957
5.633% due 01/01/2020	800	807

Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 01/01/2019	135	136

		2,900

Total Municipal Bonds & Notes (Cost $6,884)		6,866

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	303	298
2.310% due 08/01/2022	200	195
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~	3,781	3,784
2.571% (LIBOR01M + 0.480%) due 11/25/2040 ~	512	515
2.641% (LIBOR01M + 0.550%) due 06/25/2041 ~	3,146	3,171
2.664% (12MTA + 1.200%) due 10/01/2044 ~	30	31
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~	133	136
3.336% (US0012M + 1.564%) due 10/01/2037 ~	18	19
3.365% (US0006M + 1.403%) due 03/01/2034 ~	14	15
3.373% (US0012M + 1.623%) due 09/01/2036 ~	8	9
3.410% (US0006M + 1.306%) due 04/01/2027 ~	2	2
3.481% (US0012M + 1.660%) due 02/01/2035 ~	18	19
3.504% (US0012M + 1.754%) due 02/01/2037 ~	8	8
3.585% (US0012M + 1.835%) due 11/01/2035 ~	1	1
3.640% (US0012M + 1.265%) due 05/01/2037 ~	12	13
3.712% (US0012M + 1.731%) due 05/01/2038 ~	2,049	2,161
3.887% (US0012M + 1.715%) due 06/01/2035 ~	986	1,038
4.000% due 03/01/2029 - 12/01/2031	3,570	3,668
4.046% (US0012M + 1.565%) due 05/01/2037 ~	2	2
4.058% (US0012M + 1.795%) due 06/01/2036 ~	12	13
4.500% due 05/01/2019 - 07/01/2042	1,209	1,259
5.000% (COF 11 + 1.250%) due 01/01/2027 ~	5	5
5.000% due 07/01/2029 - 04/01/2039	1,598	1,707
5.427% due 12/25/2042 ~	121	126
5.500% due 02/01/2022 - 07/01/2041	8,474	9,167
6.000% due 01/01/2021 - 10/01/2040	640	704
6.500% due 06/25/2021 - 06/25/2044	25,709	28,075
7.000% due 08/01/2022 - 09/01/2031	4	5
7.500% due 01/01/2031 - 07/25/2041	9	10
8.000% due 11/01/2019 - 08/01/2031	5	5
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	37,000	35,815
3.500% due 07/01/2048 - 08/01/2048	94,000	93,460
4.000% due 07/01/2048 - 09/01/2048	147,000	149,658
5.500% due 08/01/2048	1,000	1,071
Freddie Mac
2.573% (LIBOR01M + 0.500%) due 10/15/2040 ~	3,481	3,497
2.673% (LIBOR01M + 0.600%) due 12/15/2037 ~	152	153
4.370% (US0012M + 1.862%) due 05/01/2037 ~	18	19
4.500% due 11/01/2029 - 05/01/2036	3,462	3,612
4.567% (H15T1Y + 3.049%) due 05/01/2035 ~	30	33
5.000% due 10/01/2033 - 07/01/2041	77	82
5.500% due 07/01/2019 - 07/01/2038	372	403
6.000% due 03/01/2020 - 11/01/2037	154	168
6.500% due 12/01/2021 - 07/25/2043	29	32
7.000% due 04/01/2032 - 01/01/2033	17	19
8.500% due 04/15/2025	44	49
Ginnie Mae
2.367% (US0001M + 0.450%) due 04/20/2065 ~	3,116	3,124
2.517% (US0001M + 0.600%) due 08/20/2065 ~	3,308	3,327
2.625% (H15T1Y + 1.500%) due 06/20/2032 ~	1	1
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	109	110
2.750% (H15T1Y + 1.500%) due 07/20/2034 ~	26	27
3.125% (H15T1Y + 1.500%) due 11/20/2025 ~	3	3
3.375% (H15T1Y + 1.500%) due 03/20/2028 ~	90	92
3.500% due 10/15/2047 ~	1,985	1,993
3.527% (US0012M + 0.750%) due 06/20/2067 ~	2,556	2,635
3.625% (H15T1Y + 2.000%) due 11/20/2034 ~	2	2
5.500% due 11/20/2032	5,699	6,109
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	14	17
7.000% due 07/15/2031 - 12/15/2032	15	17
9.500% due 08/15/2021 - 12/15/2021	1	1
Small Business Administration
4.340% due 03/01/2024	7	8
4.727% due 02/10/2019	1,600	1,619
4.750% due 07/01/2025	1,983	2,032
5.130% due 09/01/2023	1	1

Total U.S. Government Agencies (Cost $361,351)		365,373

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
2.750% due 08/15/2042	200	192
2.875% due 05/15/2043 (j)	16,300	15,998
3.125% due 02/15/2043 (j)(l)(n)	3,200	3,281
4.250% due 05/15/2039 (j)(l)(n)	2,400	2,893

4.375% due 05/15/2040 (n)		100	123
4.625% due 02/15/2040 (j)(l)		3,400	4,311
U.S. Treasury Notes
1.750% due 09/30/2022 (j)(l)(n)		3,200	3,078
1.875% due 07/31/2022 (j)(l)		23,600	22,845
2.000% due 08/31/2021 (j)		800	784
2.000% due 07/31/2022 (l)(n)		1,200	1,168
2.000% due 11/30/2022 (j)		1,100	1,068
2.125% due 09/30/2024 (j)(l)(n)		32,400	31,146
2.125% due 05/15/2025		50	48
2.250% due 08/15/2027 (j)		23,960	22,801
2.375% due 05/15/2027 (j)		18,680	17,985

Total U.S. Treasury Obligations (Cost $132,964)			127,721

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
4.055% due 10/25/2035 ^~		46	43
American Home Mortgage Investment Trust
4.467% (US0006M + 2.000%) due 02/25/2045 •		349	356
Banc of America Funding Trust
2.324% (US0001M + 0.240%) due 05/20/2035 •		2,183	2,163
3.795% due 02/20/2036 ~		222	221
3.909% due 05/25/2035 ~		3,429	3,607
Banc of America Mortgage Trust
3.859% due 02/25/2034 ~		49	49
5.600% due 05/25/2036		1,764	1,734
Bear Stearns Adjustable Rate Mortgage Trust
3.615% due 02/25/2033 ~		7	7
3.624% due 01/25/2035 ~		43	43
3.698% due 02/25/2033 ~		11	10
3.827% due 04/25/2033 ~		16	17
3.832% due 02/25/2034 ~		38	39
4.232% due 10/25/2036 ^~		1,003	969
4.250% due 07/25/2034 ~		35	34
Bear Stearns ALT-A Trust
2.631% (US0001M + 0.540%) due 08/25/2035		2,051	2,056
3.611% due 10/25/2033 ~		11	11
3.693% due 10/25/2035 ~		2,567	2,585
3.781% due 05/25/2035 ~		1,112	1,123
3.791% due 09/25/2035 ~		393	324
Chase Mortgage Finance Trust
3.735% due 03/25/2037 ^~		690	679
3.960% due 02/25/2037 ~		182	184
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		253	263
Citigroup Commercial Mortgage Trust
2.923% due 07/15/2032 •		3,500	3,504
3.353% (LIBOR01M + 1.280%) due 07/15/2027 •		1,900	1,901
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 •		1,781	1,810
3.889% due 03/25/2034 ~		34	34
CitiMortgage Alternative Loan Trust
2.741% (US0001M + 0.650%) due 12/25/2036 •		2,390	1,956
Countrywide Alternative Loan Trust
2.261% (US0001M + 0.170%) due 05/25/2047 •		545	496
2.264% (US0001M + 0.180%) due 02/20/2047 ^•		3,140	2,596
2.361% (US0001M + 0.270%) due 08/25/2035		3,114	2,197
2.558% (12MTA + 1.000%) due 12/25/2035 •		56	52
3.058% (12MTA + 1.500%) due 09/25/2035 •		528	517
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% (US0001M + 0.580%) due 04/25/2035 •		66	61
3.519% due 11/25/2034 ~		481	480
3.585% due 02/20/2035 ~		434	439
3.779% due 03/25/2034 ~		539	536
5.000% due 08/25/2019		4	4
5.500% due 09/25/2035 ^		1,994	1,951
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~		15	14
Eurohome UK Mortgages PLC
0.781% (BP0003M + 0.150%) due 06/15/2044 •	GBP	1,514	1,953
Eurosail PLC
0.777% (BP0003M + 0.150%) due 03/13/2045 •		3,979	5,184
0.791% (BP0003M + 0.160%) due 12/15/2044 •		190	249
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$118	121
GSMSC Pass-Through Trust
5.500% due 10/26/2035 ~		710	619
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		791	809
3.923% due 09/25/2035 ~		109	112
HarborView Mortgage Loan Trust
2.275% (US0001M + 0.190%) due 01/19/2038 •		4,613	4,540

IndyMac Adjustable Rate Mortgage Trust
2.784% due 01/25/2032 ~		24	24
IndyMac Mortgage Loan Trust
2.341% (LIBOR01M + 0.250%) due 02/25/2037 •		10,284	7,306
JPMorgan Mortgage Trust
3.729% due 02/25/2034 ~		33	33
LMREC, Inc.
3.082% due 02/22/2032 •		3,000	3,007
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		126	130
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.933% (US0001M + 0.860%) due 08/15/2032 •		99	96
Merrill Lynch Mortgage Investors Trust
2.341% (US0001M + 0.250%) due 11/25/2035 •		23	23
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~		120	124
MortgageIT Trust
2.371% (US0001M + 0.280%) due 10/25/2035 •		702	696
Nomura Resecuritization Trust
2.160% (US0001M + 0.200%) due 12/26/2035 •		4,193	4,163
Prime Mortgage Trust
2.491% (US0001M + 0.400%) due 02/25/2034 •		58	56
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~		260	222
4.525% due 09/25/2035 ~		410	333
5.750% due 02/25/2036		488	467
Resloc UK PLC
0.791% (BP0003M + 0.160%) due 12/15/2043 •	GBP	1,351	1,715
Structured Adjustable Rate Mortgage Loan Trust
3.581% due 02/25/2037 ^~		$2,341	2,062
3.929% due 07/25/2034 ~		138	138
Structured Asset Mortgage Investments Trust
2.281% (US0001M + 0.190%) due 09/25/2047 •		3,085	2,984
2.291% (US0001M + 0.200%) due 08/25/2036 •		241	282
2.335% (US0001M + 0.250%) due 07/19/2035 •		635	623
2.925% (US0001M + 0.840%) due 10/19/2033 •		29	27
Waldorf Astoria Boca Raton Trust
3.423% (LIBOR01M + 1.350%) due 06/15/2029 •		3,000	3,004
WaMu Mortgage Pass-Through Certificates Trust
2.274% (12MTA + 0.810%) due 12/25/2046 •		81	80
2.381% (US0001M + 0.290%) due 10/25/2045 •		306	306
2.758% (12MTA + 1.200%) due 11/25/2042 •		91	87
3.101% due 12/25/2036 ~		1,938	1,761
3.605% due 02/25/2037 ^~		2,260	2,225
Wells Fargo Mortgage-Backed Securities Trust
3.720% due 11/25/2034 ~		1,327	1,344
3.755% due 01/25/2035 ~		994	1,020
3.822% due 03/25/2036 ~		683	696
3.892% due 03/25/2035 ~		139	141
3.895% due 06/25/2035 ~		64	65
4.120% due 07/25/2036 ^~		1,353	1,328

Total Non-Agency Mortgage-Backed Securities (Cost $77,936)			85,220

ASSET-BACKED SECURITIES 12.3%
ACE Securities Corp. Home Equity Loan Trust
2.826% (US0001M + 0.735%) due 08/25/2035 •		507	509
ALESCO Preferred Funding Ltd.
2.665% (LIBOR03M + 0.330%) due 12/23/2036 •		1,196	1,106
2.675% (LIBOR03M + 0.340%) due 09/23/2036 •		1,669	1,544
3.085% (US0003M + 0.750%) due 09/23/2038 •		1,063	1,042
Ally Auto Receivables Trust
2.720% due 05/17/2021 «		4,000	4,000
American Express Credit Account Master Trust
1.640% due 12/15/2021		5,400	5,354
AmeriCredit Automobile Receivables Trust
2.315% due 07/19/2021 •		2,500	2,501
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.066% (US0001M + 0.975%) due 07/25/2035 •		1,000	928
Babson CLO Ltd.
3.503% (US0003M + 1.150%) due 10/17/2026 •		3,100	3,103
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		1,000	997
BlueMountain CLO Ltd.
3.249% (US0003M + 0.890%) due 10/29/2025 •		2,220	2,221
Capital One Multi-Asset Execution Trust
2.523% (LIBOR01M + 0.450%) due 02/15/2022 •		3,900	3,911
CARDS Trust
2.423% due 04/17/2023 •		3,300	3,303
3.047% due 04/17/2023		3,300	3,301
Centex Home Equity Loan Trust
5.170% due 09/25/2034		8	8
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 •	EUR	2,181	2,547
CIT Mortgage Loan Trust
3.441% (LIBOR01M + 1.350%) due 10/25/2037 •		$2,636	2,665

Citigroup Mortgage Loan Trust
2.251% (US0001M + 0.160%) due 12/25/2036 •	485	321
2.711% (US0001M + 0.620%) due 12/25/2035 •	1,908	1,916
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.036% (US0001M + 0.945%) due 10/25/2034 •	3,000	3,019
Countrywide Asset-Backed Certificates
2.231% (US0001M + 0.140%) due 06/25/2035 •	499	457
2.351% (US0001M + 0.260%) due 12/25/2036 •	1,200	1,155
2.491% (US0001M + 0.400%) due 06/25/2036 •	8,500	8,368
Countrywide Asset-Backed Certificates Trust
2.231% (US0001M + 0.140%) due 03/25/2037 •	264	255
3.096% (US0001M + 1.005%) due 08/25/2035 •	500	506
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027	4,000	4,011
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)	4,000	4,000
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	3,300	3,300
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(a)	3,400	3,400
Flagship Credit Auto Trust
1.850% due 07/15/2021	1,749	1,738
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	750	749
2.213% (US0001M + 0.140%) due 11/15/2019 •	1,251	1,251
Fremont Home Loan Trust
2.361% (US0001M + 0.270%) due 02/25/2036 •	1,000	734
2.881% (LIBOR01M + 0.790%) due 12/25/2029 •	41	39
GSAMP Trust
2.481% (US0001M + 0.390%) due 01/25/2036 •	6,000	5,956
2.841% (US0001M + 0.750%) due 01/25/2034 •	3,211	3,172
3.741% (US0001M + 1.650%) due 10/25/2034 •	73	71
Hertz Fleet Lease Funding LP
2.546% due 05/10/2032 •	5,000	5,006
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	2,397	2,389
JPMorgan Mortgage Acquisition Trust
2.331% (US0001M + 0.240%) due 05/25/2036 •	31	31
2.351% (US0001M + 0.260%) due 06/25/2037 •	11,500	11,284
KVK CLO Ltd.
3.248% due 01/15/2028 •	3,000	3,000
LoanCore Issuer Ltd.
3.203% due 05/15/2028 •	3,300	3,305
Long Beach Mortgage Loan Trust
2.246% (US0001M + 0.155%) due 08/25/2036 •	5,188	3,525
MASTR Specialized Loan Trust
2.351% (US0001M + 0.260%) due 02/25/2036 •	660	651
2.351% (US0001M + 0.260%) due 06/25/2046 •	703	666
2.461% (LIBOR01M + 0.370%) due 01/25/2037 •	347	211
MidOcean Credit CLO
3.148% due 04/15/2027 •	3,400	3,400
Morgan Stanley ABS Capital, Inc. Trust
3.021% (US0001M + 0.930%) due 11/25/2034 •	2,752	2,739
Morgan Stanley Capital, Inc. Trust
2.271% (US0001M + 0.180%) due 03/25/2036 •	49	39
Navient Private Education Loan Trust
3.573% (US0001M + 1.500%) due 01/16/2035 •	1,011	1,015
Panhandle-Plains Higher Education Authority, Inc.
3.438% (US0003M + 1.130%) due 10/01/2035 •	1,497	1,507
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.891% (US0001M + 1.800%) due 12/25/2034 •	1,352	1,370
Regatta Funding Ltd.
3.520% (US0003M + 1.160%) due 10/25/2026 •	2,800	2,804
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	932	459
5.812% due 11/25/2036	4,890	2,954
Residential Asset Mortgage Products Trust
2.311% (LIBOR01M + 0.220%) due 12/25/2035 •	739	656
2.451% (US0001M + 0.360%) due 02/25/2036 •	1,000	886
Residential Asset Securities Corp. Trust
2.331% (US0001M + 0.240%) due 10/25/2036 •	3,000	2,913
SLM Student Loan Trust
2.400% (US0003M + 0.040%) due 04/25/2019 •	994	991
2.910% (US0003M + 0.550%) due 04/27/2026 •	1,818	1,822
2.960% (US0003M + 0.600%) due 10/25/2029 •	6,000	6,011
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	1,517	1,509
SoFi Professional Loan Program LLC
1.630% due 01/25/2036	1,220	1,215
Soundview Home Loan Trust
2.766% (US0001M + 0.675%) due 06/25/2035 •	1,646	1,646
Structured Asset Investment Loan Trust
2.991% (US0001M + 0.900%) due 05/25/2035 •	2,500	2,490
Structured Asset Securities Corp. Mortgage Loan Trust
2.301% (US0001M + 0.210%) due 02/25/2037 •	2,853	2,814
3.096% (US0001M + 1.005%) due 11/25/2035 •	500	496
Tropic CDO Ltd.
2.778% (US0003M + 0.430%) due 04/15/2035 •	1,541	1,464

Venture CLO Ltd.
3.228% due 04/15/2027 •		3,400	3,393
Wells Fargo Home Equity Asset-Backed Securities Trust
2.341% (US0001M + 0.250%) due 07/25/2036		1,958	1,958
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		897	896
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •		3,500	3,502

Total Asset-Backed Securities (Cost $155,012)			164,475

SOVEREIGN ISSUES 11.4%
Argentina Government International Bond
6.250% due 04/22/2019		2,700	2,718
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		300	309
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	81,200	2,796
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (d)	BRL	71,300	17,807
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,700	3,593
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,500	3,422
Province of Ontario
1.650% due 09/27/2019		12,000	11,857
2.000% due 01/30/2019		25,000	24,939
3.000% due 07/16/2018		25,000	25,004
3.150% due 06/02/2022	CAD	3,100	2,422
4.000% due 06/02/2021		2,000	1,594
4.400% due 06/02/2019		50,800	39,528
Province of Quebec
3.500% due 07/29/2020		$600	609
3.500% due 12/01/2022	CAD	600	476
4.250% due 12/01/2021		10,600	8,571
4.500% due 12/01/2020		900	722
Qatar Government International Bond
3.875% due 04/23/2023		$3,600	3,604
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	2,000	2,407

Total Sovereign Issues (Cost $162,964)			152,378

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		4,000	4,610

Total Preferred Securities (Cost $4,120)			4,610

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.1%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.940% due 09/04/2018		$11,100	11,094
Credit Suisse AG
2.722% due 09/28/2018 ~		4,100	4,104

			15,198

COMMERCIAL PAPER 2.2%
AT&T, Inc.
2.674% due 09/06/2018		8,000	7,960
Enterprise Products Operating LLC
2.357% due 07/09/2018		3,400	3,398
Ford Motor Credit Co.
2.900% due 02/19/2019		3,400	3,340

McCormick & Co.
2.883% due 11/01/2018		3,400	3,369
Mondelez International, Inc.
2.475% due 08/15/2018		8,700	8,673
Toronto Dominion Bank
1.535% due 07/05/2018	CAD	3,500	2,662

			29,402

REPURCHASE AGREEMENTS (i) 0.2%			2,539

SHORT-TERM NOTES 0.3%
Americredit Automobile Receivables Trust
2.450% due 05/20/2019		$1,084	1,084
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018 (e)	ARS	26,900	884
25.500% due 08/15/2018 (e)		5,420	178
25.600% due 07/18/2018 (e)		2,540	86
25.650% due 08/15/2018 (e)		26,830	881
25.800% due 08/15/2018 (e)		21,320	700
33.500% due 07/18/2018 (e)		1,620	55
37.800% due 11/21/2018 (e)		1,740	52
38.000% due 10/17/2018 (e)		3,290	102
40.700% due 07/18/2018 (e)		20,080	681

			4,703

ARGENTINA TREASURY BILLS 0.4%
26.473% due 09/14/2018 - 10/12/2018 (c)(d)		149,678	4,804

GREECE TREASURY BILLS 1.4%
1.169% due 07/06/2018 - 03/15/2019 (c)(d)	EUR	15,600	18,197

JAPAN TREASURY BILLS 10.5%
(0.138)% due 07/30/2018 - 08/27/2018 (c)(d)	JPY	15,620,000	141,103

U.S. TREASURY BILLS 0.0%
1.841% due 08/02/2018 (d)(e)(n)		$32	32

Total Short-Term Instruments (Cost $221,214)			215,978

Total Investments in Securities (Cost $1,627,456)			1,623,972

	SHARES
INVESTMENTS IN AFFILIATES 7.5%
SHORT-TERM INSTRUMENTS 7.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short Asset Portfolio		8,861,188	88,665
PIMCO Short-Term Floating NAV Portfolio III		1,178,960	11,655

Total Short-Term Instruments (Cost $100,363)			100,320

Total Investments in Affiliates (Cost $100,363)			100,320

Total Investments 128.6% (Cost $1,727,819)			$1,724,292
Financial Derivative Instruments (k)(m) 0.5% (Cost or Premiums, net $178)			7,297
Other Assets and Liabilities, net (29.1)%			(390,401)

Net Assets 100.0%			$1,341,188

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,610	0.34%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$2,539	U.S. Treasury Notes 1.125% due 09/30/2021	$(2,594)	$2,539	$2,539

Total Repurchase Agreements						$(2,594)	$2,539	$2,539

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.060%	05/23/2018	07/09/2018	$(11,697)	$(11,724)
	2.180	06/14/2018	07/17/2018	(2,400)	(2,403)
BOS	1.990	05/09/2018	07/10/2018	(1,814)	(1,820)
	2.230	06/21/2018	07/05/2018	(2,392)	(2,393)
BSN	1.910	04/13/2018	07/12/2018	(5,854)	(5,879)
	1.960	05/02/2018	07/10/2018	(9,378)	(9,409)
GRE	1.930	04/18/2018	07/18/2018	(8,415)	(8,449)
	2.070	05/22/2018	07/23/2018	(2,235)	(2,241)
	2.080	05/24/2018	07/06/2018	(6,271)	(6,284)
	2.160	06/13/2018	07/05/2018	(2,318)	(2,321)
RCY	2.020	05/09/2018	07/09/2018	(1,431)	(1,435)
	2.070	05/16/2018	07/16/2018	(1,332)	(1,335)
	2.070	05/24/2018	07/16/2018	(7,267)	(7,283)
	2.070	05/29/2018	07/30/2018	(2,403)	(2,408)
	2.080	05/17/2018	07/17/2018	(4,061)	(4,072)
RDR	2.300	06/25/2018	07/25/2018	(7,322)	(7,325)

Total Reverse Repurchase Agreements					$(76,781)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.980%	05/07/2018	07/12/2018	$(22,231)	$(22,299)
	1.990	05/04/2018	07/10/2018	(10,702)	(10,737)
	2.020	05/10/2018	07/17/2018	(3,002)	(3,012)

Total Sale-Buyback Transactions					$(36,048)

(j)	Securities with an aggregate market value of $113,317 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(101,566) at a weighted average interest rate of 1.930%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(20) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts		Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		$106.250	08/24/2018		600	$600	$5	$1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		106.500	08/24/2018		1,198	1,198	10	1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		106.750	08/24/2018		1,000	1,000	9	1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		107.000	08/24/2018		900	900	8	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures		106.500	08/24/2018		500	500	4	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures		107.000	08/24/2018		1,033	1,033	9	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures		107.500	08/24/2018		200	200	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures		175.000	08/24/2018		300	300	2	0
Call - MSE Canada Government 10-Year Bond September 2018 Futures	CAD	158.000	08/17/2018		60	60	1	0

Total Purchased Options							$50	$6

Written Options:

Options on Exchange-Traded Futures Contracts
Description	Strike Price		Expiration Date	# of Contracts		Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures		$119.500	07/27/2018		115	$115	$(23)	$(22)

Total Written Options							$(23)	$(22)

Futures Contracts:

Long Futures Contracts
							Variation Margin
Description	Expiration Month		# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures		12/2018	247	EUR	72,317	$15	$0	$(4)
3-Month Euribor September Futures		09/2018	848		248,341	63	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures		08/2018	20		0	0	0	0
Call Options Strike @ EUR 197.000 on Euro-Bund 10-Year Bond September 2018 Futures		08/2018	31		0	0	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures		08/2018	100		1	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures		08/2018	100		1	0	0	0
U.S. Treasury 5-Year Note September Futures		09/2018	4,369		$496,393	(1,306)	0	(102)
U.S. Treasury 10-Year Note September Futures		09/2018	1,986		238,692	1,019	0	0

						$(209)	$0	$(106)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	318		$(77,143)	$686	$8	$0
90-Day Eurodollar December Futures	12/2020	269		(65,246)	49	10	0
90-Day Eurodollar June Futures	06/2020	428		(103,811)	100	16	0
90-Day Eurodollar March Futures	03/2020	409		(99,203)	336	15	0
90-Day Eurodollar September Futures	09/2020	321		(77,863)	0	12	0
Australia Government 10-Year Bond September Futures	09/2018	484	AUD	(46,335)	(554)	55	(36)
Canada Government 10-Year Bond September Futures	09/2018	148	CAD	(15,390)	(291)	126	0
Euro-Bund 10-Year Bond September Futures	09/2018	33	EUR	(6,264)	(26)	0	(10)
Euro-Buxl 30-Year Bond September Futures	09/2018	77		(15,979)	(202)	0	(158)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	609		(109,907)	(1,129)	0	(484)
Japan Government 10-Year Bond September Futures	09/2018	2	JPY	(2,725)	(3)	0	(1)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	139	EUR	(19)	46	10	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	152		(55)	17	17	0
U.S. Treasury 30-Year Bond September Futures	09/2018	1,095		$(158,775)	(4,422)	0	(34)

					$(5,393)	$269	$(723)

Total Futures Contracts					$(5,602)	$269	$(829)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Carrefour	1.000%	Quarterly	06/20/2023	0.927%	EUR	3,200	$18	$(3)	$15	$1	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.384		$11,900	182	(2)	180	0	(2)
MBIA, Inc.	5.000	Quarterly	12/20/2019	3.189		3,000	(90)	172	82	0	(4)

							$110	$167	$277	$1	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	19,600	$(347)	$41	$(306)	$0	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023		$6,200	$374	$(2)	$372	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	77,100	$(67)	$(110)	$(177)	$5	$0
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		281,800	(357)	(67)	(424)	19	0
Pay	1-Year BRL-CDI	10.040	Maturity	01/02/2023		152,900	8	(563)	(555)	97	0
Receive	3-Month CAD Bank Bill	2.700	Semi-Annual	12/19/2024	CAD	14,700	(791)	644	(147)	72	0
Receive	3-Month CAD Bank Bill	1.750	Semi-Annual	12/16/2046		1,100	120	35	155	8	0
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		$86,600	0	(925)	(925)	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,900	(327)	1,007	680	18	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		21,300	1,223	46	1,269	18	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	56,500	1,581	515	2,096	89	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		8,600	148	117	265	14	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		12,400	0	209	209	86	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		4,700	(54)	91	37	44	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	22,700	(15)	(211)	(226)	14	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		3,700	89	(66)	23	5	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		5,100	85	(37)	48	6	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,100	(163)	39	(124)	0	(3)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		9,900	47	385	432	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	14,360,000	(845)	(270)	(1,115)	4	(17)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		720,000	(37)	6	(31)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		880,000	64	(87)	(23)	0	(3)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		140,000	2	(14)	(12)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		140,000	0	(14)	(14)	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		660,000	(49)	(15)	(64)	0	(2)

							$662	$715	$1,377	$502	$(42)

Total Swap Agreements							$799	$921	$1,720	$506	$(56)

(l)	Securities with an aggregate market value of $19,606 and cash of $5,961 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	CAD	417		$321	$3	$0
	07/2018		$13,496	JPY	1,480,000	0	(105)
	08/2018	ARS	21,320		$990	284	0
	08/2018	EUR	6,726		8,193	308	0
	08/2018	ILS	428		119	1	0
	08/2018	JPY	11,589,700		106,393	1,445	0
	08/2018	SEK	150,318		17,336	500	0
	08/2018		$6,664	EUR	5,638	0	(59)
	09/2018	ARS	10,458		$475	140	0
BPS	08/2018		26,830		1,246	359	0
	08/2018	EUR	11,885		13,922	0	0
	08/2018	GBP	1,878		2,511	28	0
	08/2018	JPY	1,730,000		15,955	271	0
	08/2018		$2,538	EUR	2,172	6	0
	08/2018		1,260	GBP	946	0	(9)
BRC	08/2018	MXN	27,542		$1,311	0	(63)
	08/2018		$3,780	GBP	2,809	0	(66)
	08/2018		6,173	MXN	117,717	0	(296)
	09/2018	ARS	9,090		$335	44	0
CBK	07/2018	BRL	32,000		8,299	43	0
	07/2018	CAD	72,093		55,377	539	0
	07/2018	JPY	400,000		3,764	149	0
	07/2018	RUB	27,660		437	0	(3)
	07/2018		$185	ARS	4,831	0	(21)
	07/2018		9,628	BRL	32,000	0	(1,372)
	07/2018		15,248	GBP	11,509	0	(59)
	07/2018		9,031	MXN	182,634	133	0
	08/2018	EUR	6,236		$7,406	101	0
	08/2018	JPY	2,490,000		22,905	359	0
	08/2018	MXN	261,539		13,010	13	(60)
	08/2018	RUB	108,589		1,737	17	0
	08/2018		$21,642	EUR	18,549	109	(22)
	08/2018		3,244	GBP	2,447	0	(9)
	08/2018		1,236	MXN	24,852	5	0
	08/2018		14,909	RUB	927,559	0	(221)
	08/2018		3,567	SEK	31,630	0	(24)
	10/2018		210	ARS	6,320	0	(13)
DUB	07/2018	ARS	13,092		$464	19	0
	07/2018	BRL	8,454		2,192	11	0
	07/2018		$2,278	BRL	8,454	0	(97)
	08/2018	MXN	242,813		$12,016	0	(105)
FBF	07/2018	BRL	8,454		2,226	45	0
	07/2018		$2,192	BRL	8,454	0	(11)
	08/2018		2,220		8,454	0	(46)
GLM	07/2018	CAD	3,854		$2,973	45	(3)
	07/2018	RUB	7,318		115	0	(2)
	07/2018		$5,032	RUB	292,786	0	(373)
	08/2018	EUR	22,763		$26,835	194	(25)
	08/2018	JPY	743,100		6,736	4	0
	08/2018	MXN	117,481		5,892	27	0
	08/2018		$7,214	EUR	6,132	9	(39)
	08/2018		6,802	JPY	746,500	0	(40)
	08/2018		312	MXN	6,268	1	0
	08/2018		1,214	RUB	76,943	4	0
HUS	07/2018	ARS	29,834		$1,409	394	0
	07/2018	EUR	2,600		3,160	123	0
	07/2018	RUB	733,320		11,472	0	(196)
	07/2018		$810	ARS	22,463	0	(46)
	07/2018		53,579	CAD	71,287	646	0
	07/2018		4,729	RUB	298,068	14	0
	08/2018	ARS	5,420		$251	72	0
	08/2018	AUD	10,543		7,847	44	0
	08/2018	CAD	71,287		53,609	0	(645)
	08/2018	RUB	929,456		14,792	91	(17)
	10/2018	EUR	2,800		3,489	196	0
	10/2018		$29	ARS	890	0	(2)
JPM	07/2018	BRL	69,200		$17,947	92	0
	07/2018	JPY	2,190,000		20,142	326	0
	07/2018	RUB	151,589		2,373	0	(39)
	07/2018		$19,019	BRL	69,200	0	(1,164)
	07/2018		1,217	CAD	1,577	0	(17)
	07/2018		3,661	JPY	400,000	0	(47)
	07/2018		9,770	MXN	197,545	143	0
	08/2018	EUR	984		$1,182	30	0
	08/2018	GBP	25,311		34,379	911	0
	08/2018	JPY	7,534,300		68,970	713	0
	08/2018	MXN	26,834		1,440	100	0
	08/2018	SEK	36,900		4,223	90	0
	08/2018		$825	EUR	694	0	(12)
	08/2018		1,489	GBP	1,107	0	(25)
	08/2018		27,504	JPY	3,021,000	0	(139)
	08/2018		2,591	MXN	52,283	19	0
	01/2019	BRL	71,300		$19,309	1,226	0
MSB	07/2018	JPY	1,010,000		9,401	266	0
	07/2018	MXN	14,490		765	38	0
	07/2018		$2,077	MXN	41,847	23	0
	07/2018		5,159	RUB	329,032	77	0
	08/2018	JPY	460,000		$4,171	3	0
	09/2018	THB	6,693		211	8	0
NGF	07/2018	ARS	6,988		246	8	0
RYL	07/2018	MXN	28,401		1,536	110	0
	08/2018	EUR	1,100		1,359	68	0
SCX	07/2018	BRL	101,200		30,234	4,123	0
	07/2018		$26,246	BRL	101,200	0	(135)
	08/2018	EUR	1,400		$1,760	122	0
	08/2018		$2,978	EUR	2,515	0	(32)
	08/2018		38,531	SEK	334,585	0	(1,056)
SOG	07/2018		4,579	JPY	500,000	0	(59)
SSB	08/2018		28,443		3,102,200	0	(342)
UAG	07/2018	GBP	11,509		$15,218	29	0
	07/2018		$5,092	MXN	101,645	8	0
	08/2018	JPY	530,000		$4,882	79	0
	08/2018		$15,239	GBP	11,509	0	(30)
	09/2018		150	INR	10,259	0	(2)
	04/2019	EUR	2,000		$2,521	130	0

Total Forward Foreign Currency Contracts						$15,538	$(7,148)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$4,400	$211	$286
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	2,500	244	55
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	1,100	53	72
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	8,000	789	210

Total Purchased Options							$1,297	$623

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$4,000	$(5)	$(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	2,000	(2)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	3,400	(6)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	1,900	(2)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	1,200	(1)	(1)

						$(16)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus RUB	RUB	66.400	08/24/2018		$12,200	$(103)	$(78)
CBK	Call - OTC USD versus RUB		66.490	08/17/2018		3,550	(33)	(19)
	Call - OTC USD versus RUB		66.550	08/17/2018		3,550	(34)	(18)
	Call - OTC USD versus RUB		66.190	08/24/2018		2,700	(23)	(19)
DUB	Put - OTC GBP versus USD		$1.326	07/13/2018	GBP	2,000	(13)	(21)
	Call - OTC USD versus RUB	RUB	66.090	08/27/2018		$2,700	(24)	(21)
GLM	Put - OTC AUD versus USD		$0.725	08/23/2018	AUD	5,000	(20)	(22)
	Call - OTC USD versus MXN	MXN	21.940	08/16/2018		$3,450	(33)	(8)
	Call - OTC USD versus MXN		21.920	08/21/2018		3,450	(34)	(10)
	Call - OTC USD versus RUB	RUB	66.500	07/31/2018		4,000	(32)	(11)
HUS	Put - OTC GBP versus USD		$1.332	07/12/2018	GBP	2,771	(18)	(40)
	Call - OTC USD versus RUB	RUB	65.962	08/24/2018		$6,700	(57)	(50)
JPM	Call - OTC USD versus MXN	MXN	21.200	07/05/2018		4,014	(35)	(1)
	Call - OTC USD versus MXN		19.500	08/21/2018		6,000	(99)	(227)
MSB	Call - OTC USD versus MXN		21.250	07/11/2018		986	(9)	(1)
RYL	Call - OTC USD versus MXN		19.250	07/19/2018		6,000	(88)	(234)
UAG	Put - OTC AUD versus USD		$0.721	08/20/2018	AUD	6,800	(28)	(22)

							$(683)	$(802)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$19,500	$(213)	$(407)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	11,200	(249)	(82)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	4,900	(54)	(102)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	35,200	(785)	(259)

							$(1,301)	$(850)

Total Written Options							$(2,000)	$(1,656)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.749%	$1,700	$10	$3	$13	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	4,700	30	5	35	0
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	1,400	15	3	18	0

Total Swap Agreements							$55	$11	$66	$0

(n)

Securities with an aggregate market value of $1,182 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$343,611	$0	$343,611
Industrials	0	111,515	10	111,525
Utilities	0	46,215	0	46,215
Municipal Bonds & Notes
Alabama	0	3,966	0	3,966
Illinois	0	2,900	0	2,900
U.S. Government Agencies	0	365,373	0	365,373
U.S. Treasury Obligations	0	127,721	0	127,721
Non-Agency Mortgage-Backed Securities	0	85,220	0	85,220
Asset-Backed Securities	0	160,475	4,000	164,475
Sovereign Issues	0	152,378	0	152,378
Preferred Securities
Banking & Finance	0	4,610	0	4,610
Short-Term Instruments
Certificates of Deposit	0	15,198	0	15,198
Commercial Paper	0	29,402	0	29,402
Repurchase Agreements	0	2,539	0	2,539
Short-Term Notes	0	4,703	0	4,703
Argentina Treasury Bills	0	4,804	0	4,804
Greece Treasury Bills	0	18,197	0	18,197
Japan Treasury Bills	0	141,103	0	141,103
U.S. Treasury Bills	0	32	0	32
	$0	$1,619,962	$4,010	$1,623,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100,320	$0	$0	$100,320

Total Investments	$100,320	$1,619,962	$4,010	$1,724,292

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	269	512	0	781
Over the counter	0	16,227	0	16,227
	$269	$16,739	$0	$17,008

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(829)	(78)	0	(907)
Over the counter	0	(8,804)	0	(8,804)

	$(829)	$(8,882)	$0	$(9,711)

Total Financial Derivative Instruments	$(560)	$7,857	$0	$7,297

Totals	$99,760	$1,627,819	$4,010	$1,731,589

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities and Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.2% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.5%
Preferred Term Securities Ltd.
2.641% (US0003M + 0.300%) due 03/22/2037 ~	$428	$396
2.641% (US0003M + 0.300%) due 09/22/2037 ~	4,587	4,220
2.691% (US0003M + 0.350%) due 03/22/2038 ~	2,076	1,951
2.721% (US0003M + 0.380%) due 09/23/2035 ~	688	654
2.921% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,500
Ventas Realty LP
4.125% due 01/15/2026	11,400	11,231

		21,952

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,599
Times Square Hotel Trust
8.528% due 08/01/2026	378	441

		2,040

Total Corporate Bonds & Notes (Cost $21,325)		23,992

U.S. GOVERNMENT AGENCIES 73.9%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(e)	17,479	14,222
0.263% due 01/25/2044 ~(a)	8,325	81
0.967% due 09/25/2022 ~(a)	119,983	3,073
1.000% due 08/15/2048 (c)	39,137	5,645
1.188% due 10/25/2046 ~(a)	1,014	41
1.282% due 04/25/2046 ~(a)	3,436	143
1.316% due 07/25/2044 ~(a)	4,224	201
1.336% due 07/25/2044 ~(a)	3,264	150
1.341% due 07/25/2052 ~(a)	3,061	132
1.356% due 03/25/2045 ~(a)	3,092	139
1.369% due 04/25/2055 ~(a)	5,077	243
1.398% due 01/25/2045 ~(a)	3,564	141
1.414% due 07/25/2045 - 09/25/2045 ~(a)	17,477	980
1.467% due 08/25/2054 ~(a)	2,130	109
1.494% due 08/25/2055 ~(a)	3,208	169
1.500% due 03/25/2042	2,343	1,831
1.526% (- 1.5*LIBOR01M + 4.500%) due 01/25/2043 ~	2,027	1,273
1.577% due 08/25/2044 ~(a)	3,420	161
1.814% due 09/01/2043 ~	9,298	9,221
1.859% (- 1.0*LIBOR01M + 3.950%) due 08/25/2047 ~(a)	89,508	5,296
1.909% (- 1.0*LIBOR01M + 4.000%) due 01/25/2033 ~	3,525	2,843
2.000% due 12/25/2042	82	49
2.035% (- 2.0*LIBOR01M + 6.000%) due 01/25/2043 ~	1,155	836
2.059% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	5,144	4,331
2.391% due 05/25/2048 ~	13,246	13,188
2.412% (US0012M + 1.600%) due 01/01/2047 ~	245	238
2.428% (- 1.6*LIBOR01M + 5.600%) due 05/25/2047 ~	9,003	6,967
2.500% due 06/25/2022	1	1
2.500% due 12/25/2027 - 02/25/2028 (a)	28,513	2,123
2.600% due 09/01/2024	15,400	14,870
2.691% (LIBOR01M) due 02/25/2024 ~	7	7
2.863% (- 1.5*LIBOR01M + 6.000%) due 01/25/2043 ~	2,724	2,199
2.891% (- 1.2*LIBOR01M + 5.400%) due 03/25/2043 ~	23,299	18,961
2.901% (- 1.2*LIBOR01M + 5.280%) due 10/25/2042 ~	687	488
2.941% (LIBOR01M + 0.850%) due 07/25/2038 - 12/25/2039 ~	3,459	3,538
2.990% due 09/01/2025	6,990	6,840
3.000% due 12/25/2021 - 02/25/2047 (a)	296,485	34,057
3.000% due 09/25/2022 - 05/25/2048	66,782	62,915
3.000% due 04/01/2031 - 12/01/2046 (f)	34,641	34,236
3.018% (- 1.0*LIBOR01M + 5.000%) due 03/25/2047 ~	1,570	1,255
3.158% (- 3.475*LIBOR01M + 10.424%) due 05/25/2043 ~	3,311	2,504
3.176% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	1,974	1,706
3.191% (- 1.2*LIBOR01M + 5.700%) due 03/25/2033 ~	11,009	9,889
3.205% (US0012M + 1.451%) due 12/01/2034 ~	423	441
3.225% due 04/01/2048 ~	548	549
3.330% due 07/01/2022	1,894	1,922
3.360% due 02/01/2032 (f)	11,385	11,125
3.440% due 02/01/2032 (f)	6,772	6,636

3.460% due 05/01/2048 ~	727	734
3.490% due 07/01/2026	4,098	4,133
3.500% due 10/25/2021 - 12/25/2046 (a)	302,938	52,319
3.500% due 12/01/2039 - 03/01/2048	38,400	37,909
3.500% due 12/01/2047 - 02/01/2048 (f)	245,443	244,597
3.509% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	14,158	1,733
3.541% due 06/01/2048 ~	2,401	2,432
3.570% due 08/25/2028 «(c)	14,451	14,456
3.578% (H15T1Y + 2.195%) due 01/01/2035 ~	948	1,001
3.582% due 06/01/2048 ~	878	890
3.590% due 09/25/2028 «(c)	44,682	44,898
3.600% due 08/01/2023	441	453
3.605% (H15T1Y + 2.175%) due 06/01/2035 ~	145	153
3.690% due 08/01/2023 (f)	3,552	3,624
3.706% (US0012M + 1.629%) due 01/01/2035 ~	435	456
3.750% due 05/25/2033 - 01/25/2044	140	142
3.780% due 08/01/2028 «(c)	5,500	5,604
3.859% (- 1.0*LIBOR01M + 5.950%) due 10/25/2043 ~(a)	33,216	5,796
3.876% due 08/25/2043 ~	52	55
3.909% (- 1.0*LIBOR01M + 6.000%) due 07/25/2046 - 11/25/2046 ~(a)	52,479	9,769
3.959% (- 1.0*LIBOR01M + 6.050%) due 10/25/2042 - 02/25/2047 ~(a)	92,058	15,318
3.973% (US0012M + 1.980%) due 12/01/2035 ~(f)	1,779	1,891
4.000% due 01/25/2033 - 06/25/2048 (a)	208,948	45,646
4.000% due 06/01/2033 - 03/01/2048	374,401	383,144
4.000% due 06/01/2043 - 12/01/2047 (f)	141,665	144,657
4.000% (- 2.0*LIBOR01M + 10.000%) due 12/25/2046 - 03/25/2047 ~	1,335	1,134
4.009% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 03/25/2045 ~(a)	59,508	10,333
4.029% (- 1.0*LIBOR01M + 6.120%) due 01/25/2043 ~(a)	24,651	4,188
4.059% (- 1.0*LIBOR01M + 6.150%) due 03/25/2042 - 04/25/2047 ~(a)	83,219	11,750
4.109% (- 1.0*LIBOR01M + 6.200%) due 06/25/2040 - 11/25/2044 ~(a)	13,701	1,827
4.109% due 11/25/2047 - 05/25/2048 ~(a)	57,205	10,196
4.109% due 05/25/2048 •	18,166	18,064
4.128% due 05/25/2042 ~	46	47
4.159% (- 1.0*LIBOR01M + 6.250%) due 08/25/2041 - 02/25/2043 ~(a)	48,297	6,176
4.339% (- 1.0*LIBOR01M + 6.430%) due 03/25/2042 ~(a)	4,350	669
4.406% (- 1.75*LIBOR01M + 7.875%) due 12/25/2042 - 10/25/2043 ~	6,121	5,414
4.454% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 05/25/2043 ~	361	298
4.500% due 01/01/2020 - 07/01/2042	11,678	12,259
4.500% due 05/25/2025 - 09/25/2046 (a)	5,061	861
4.509% (- 1.0*LIBOR01M + 6.600%) due 09/25/2040 ~(a)	4,415	471
4.559% (- 1.0*LIBOR01M + 6.650%) due 08/25/2018 - 04/25/2037 ~(a)	9,627	525
4.609% (- 1.0*LIBOR01M + 6.700%) due 10/25/2026 - 08/25/2040 ~(a)	9,878	1,063
4.659% (- 1.0*LIBOR01M + 6.750%) due 09/25/2039 ~(a)	163	24
4.708% (- 2.333*LIBOR01M + 9.333%) due 11/25/2042 - 10/25/2045 ~	6,710	5,563
4.709% (- 1.0*LIBOR01M + 6.800%) due 11/25/2036 ~(a)	2,344	375
4.809% (- 1.0*LIBOR01M + 6.900%) due 04/25/2038 ~(a)	1,162	163
4.823% (- 1.333*LIBOR01M + 7.467%) due 08/25/2033 ~	835	821
5.000% due 04/25/2033 - 07/25/2040	319	343
5.009% (- 1.0*LIBOR01M + 7.100%) due 10/25/2034 ~(a)	2,157	278
5.500% due 02/25/2029 - 05/25/2045 (a)	4,655	1,031
5.500% due 01/25/2032 ~(a)	299	49
5.500% due 07/25/2034 - 11/01/2036	3,491	3,800
5.609% (- 1.0*LIBOR01M + 7.700%) due 08/25/2034 ~(a)	1,219	184
5.735% (- 2.0*LIBOR01M + 9.700%) due 10/25/2041 ~	772	696
5.835% (- 2.0*LIBOR01M + 9.800%) due 11/25/2041 ~	3,331	3,359
5.918% (- 2.0*LIBOR01M + 10.100%) due 06/25/2043 ~	6,939	7,012
6.000% due 04/25/2032 - 02/25/2033 (a)	530	109
6.000% due 02/25/2034	167	191
6.300% due 06/25/2031 ~	48	49
6.447% (- 2.667*LIBOR01M + 11.733%) due 08/25/2043 ~	1,255	1,240
6.500% due 04/25/2038 (a)	556	114
7.000% due 12/25/2023 - 03/25/2049	77	93
7.635% (- 4.0*LIBOR01M + 16.000%) due 05/25/2043 ~	611	659
8.478% (- 2.0*LIBOR01M + 12.660%) due 03/25/2040 ~	334	366
12.124% (- 2.75*LIBOR01M + 17.875%) due 09/25/2024 ~	15	17
13.885% (- 2.829*LIBOR01M + 19.800%) due 09/25/2023 ~	4	5
17.155% (LIBOR01M) due 12/25/2036 ~	130	163
Fannie Mae, TBA
2.500% due 07/01/2048	61,500	57,596
3.000% due 07/01/2033 - 07/01/2048	126,700	125,822
3.500% due 07/01/2033 - 08/01/2048	532,450	529,789
4.000% due 08/01/2033 - 09/01/2048	181,300	184,710
4.500% due 07/01/2033	2,500	2,515
5.000% due 07/01/2048 - 08/01/2048	133,600	141,317
6.000% due 07/01/2048	2,000	2,188
Freddie Mac
0.000% due 09/15/2032 - 12/15/2042 (b)(e)	34,230	26,347
0.654% due 08/25/2022 ~(a)	106,409	1,914
0.747% due 07/25/2024 ~(a)	140,424	4,364
0.942% due 10/15/2037 ~(a)	1,085	42
0.973% due 09/25/2022 ~(a)	44,452	1,307
1.054% due 10/15/2037 ~(a)	398	16
1.273% due 05/15/2037 ~(a)	719	35
1.287% due 10/15/2038 ~(a)	14,146	686
1.297% due 03/15/2037 ~(a)	1,153	59
1.322% due 11/15/2038 ~(a)	3,391	178

1.375% due 11/15/2036 ~(a)	2,845	167
1.380% due 08/15/2041 ~(a)	1,045	53
1.398% due 01/15/2038 ~(a)	9,248	393
1.408% due 06/15/2038 ~(a)	1,818	98
1.413% due 10/15/2041 ~(a)	2,072	87
1.439% due 08/25/2019 ~(a)	142,255	1,749
1.534% due 11/25/2019 ~(a)	94,485	1,580
1.550% due 02/15/2038 ~(a)	2,485	132
1.624% due 08/15/2036 ~(a)	1,995	75
1.877% (- 1.0*LIBOR01M + 3.950%) due 07/15/2047 ~(a)	67,665	3,985
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	33,126	33,144
2.257% (LIBOR01M + 0.350%) due 01/15/2038 - 10/15/2038 ~(f)	19,842	19,832
2.427% (- 1.0*LIBOR01M + 4.500%) due 08/15/2040 ~(a)	5,175	349
2.500% due 09/15/2027 - 03/15/2031 (a)	93,487	6,996
2.500% due 01/15/2033	8,669	7,879
2.502% (- 2.7*LIBOR01M + 8.100%) due 01/15/2033 ~	1,276	1,055
2.890% (- 1.5*LIBOR01M + 6.000%) due 02/15/2033 - 05/15/2033 ~	6,442	5,597
2.890% due 08/15/2047 ~	3,920	3,379
2.927% (- 1.0*LIBOR01M + 5.000%) due 04/15/2042 ~(a)	5,026	519
3.000% due 04/15/2027 - 12/15/2046 (a)	90,792	11,493
3.000% due 06/15/2036 - 05/15/2048	38,201	36,360
3.021% (- 1.2*LIBOR01M + 5.400%) due 11/15/2042 ~	2,319	1,938
3.081% (- 1.2*LIBOR01M + 5.460%) due 11/15/2032 ~	405	353
3.092% (- 1.2*LIBOR01M + 5.580%) due 03/15/2045 ~	623	531
3.249% due 12/15/2027 ~(a)	3,159	262
3.500% due 01/15/2032 - 04/15/2046 (a)	109,953	18,948
3.500% due 03/15/2035 - 04/15/2054	31,603	30,658
3.500% due 02/01/2047 (f)	13,003	12,967
3.554% due 09/25/2024 ~	13,400	11,921
3.750% due 06/15/2041	8,089	8,044
3.817% (- 1.0*LIBOR01M + 5.890%) due 09/15/2043 ~(a)	28,154	4,749
3.927% (- 1.0*LIBOR01M + 6.000%) due 10/15/2036 - 08/15/2042 ~(a)	72,683	11,045
3.977% (- 1.0*LIBOR01M + 6.050%) due 08/15/2041 - 09/15/2044 ~(a)	24,016	3,678
4.000% due 04/15/2019 - 03/01/2048	52,402	53,736
4.000% (- 4.762*LIBOR01M + 19.286%) due 01/15/2033 ~	5,259	4,897
4.000% due 03/15/2042 - 01/15/2046 (a)	32,377	6,452
4.000% due 07/01/2043 - 02/01/2048 (f)	38,869	39,757
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/15/2044 - 02/15/2047 ~	7,972	7,384
4.027% (- 1.0*LIBOR01M + 6.100%) due 12/15/2042 - 02/15/2044 ~(a)	41,359	6,246
4.065% due 05/15/2048 - 06/15/2048 ~(a)	31,471	4,737
4.072% (- 1.75*LIBOR01M + 7.700%) due 07/15/2043 ~	619	547
4.077% (- 1.0*LIBOR01M + 6.150%) due 08/15/2025 - 07/15/2047 ~(a)	92,052	14,000
4.077% due 06/15/2048 ~(a)	16,520	2,509
4.127% (- 1.0*LIBOR01M + 6.200%) due 01/15/2033 - 08/15/2042 ~(a)	8,666	1,068
4.127% due 03/15/2048 - 06/15/2048 ~(a)	21,613	3,572
4.247% (- 1.75*LIBOR01M + 7.875%) due 12/15/2042 ~	1,732	1,569
4.357% (- 1.0*LIBOR01M + 6.430%) due 02/15/2037 ~(a)	1,082	161
4.377% (- 1.0*LIBOR01M + 6.450%) due 04/15/2032 ~(a)	3,143	422
4.427% (- 1.0*LIBOR01M + 6.500%) due 01/15/2039 ~(a)	3,366	160
4.500% due 04/01/2019 - 02/01/2048	7,986	8,396
4.500% due 07/15/2042 (a)	5,658	1,214
4.500% (- 4.333*LIBOR01M + 19.500%) due 04/15/2044 ~	6,408	5,815
4.500% (- 3.0*LIBOR01M + 13.500%) due 12/15/2046 ~	2,346	2,156
4.527% (- 1.0*LIBOR01M + 6.600%) due 01/15/2041 ~(a)	826	123
4.528% (- 2.35*LIBOR01M + 9.400%) due 05/15/2043 ~	961	829
4.577% (- 1.0*LIBOR01M + 6.650%) due 02/15/2032 - 03/15/2035 ~(a)	2,358	236
4.627% (- 1.0*LIBOR01M + 6.700%) due 09/15/2026 - 07/15/2042 ~(a)	7,528	924
4.677% (- 1.0*LIBOR01M + 6.750%) due 03/15/2037 ~(a)	1,067	136
4.708% (- 2.333*LIBOR01M + 9.333%) due 07/15/2037 - 08/15/2045 ~	8,277	7,411
5.000% due 05/15/2019	2	2
5.000% due 10/15/2042 ~	2,106	1,969
5.000% (- 6.842*LIBOR01M + 27.026%) due 12/15/2044 ~	3,571	3,600
5.000% (- 2.5*LIBOR01M + 12.500%) due 11/15/2046 ~	5,114	4,995
5.500% due 02/15/2033 - 01/01/2038	2,123	2,296
5.500% (- 3.667*LIBOR01M + 27.500%) due 05/15/2041 ~	122	129
5.654% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	284	292
5.735% (- 2.0*LIBOR01M + 9.700%) due 09/15/2041 ~	1,681	1,424
5.754% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	455	463
5.902% (- 1.08*LIBOR01M + 8.154%) due 09/17/2032 ~	44	42
5.927% (- 1.0*LIBOR01M + 8.000%) due 06/15/2031 ~(a)	269	46
6.000% due 07/15/2035	433	560
6.000% due 03/15/2044 (a)	663	151
6.655% (- 1.0*D11COF + 7.550%) due 12/15/2023 ~(a)	538	52
6.980% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	274	274
7.000% due 03/01/2039	55	60
7.500% (- 7.5*LIBOR01M + 37.500%) due 06/15/2042 ~	1,356	1,428
7.590% (- 1.0*T10Y + 10.600%) due 05/15/2024 ~(a)	298	46
7.645% (- 4.0*LIBOR01M + 15.938%) due 04/15/2043 ~	1,399	1,564
8.070% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	842	944
8.240% (- 3.0*LIBOR01M + 14.460%) due 02/15/2041 ~	642	747
8.854% (- 2.0*LIBOR01M + 13.000%) due 05/15/2033 ~	8	9
8.863% (- 1.667*LIBOR01M + 12.167%) due 05/15/2033 ~	25	29
10.731% (- 3.667*LIBOR01M + 18.333%) due 05/15/2035 ~	149	153
10.855% (- 2.452*LIBOR01M + 15.939%) due 10/15/2033 ~	387	456
11.291% (US0001M + 9.200%) due 10/25/2027 ~	249	331
11.662% (- 2.32*LIBOR01M + 16.472%) due 11/15/2034 ~	14	17
12.841% (US0001M + 10.750%) due 03/25/2025 ~	681	926
13.876% (- 2.6*LIBOR01M + 19.266%) due 10/15/2023 ~	45	52

Freddie Mac, TBA
3.500% due 07/01/2048	7,000	6,962
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(e)	18,163	15,124
0.000% due 05/16/2050 ~(a)	6,059	20
0.223% due 04/16/2053 ~(a)	2,188	20
0.261% due 06/20/2046 ~(a)	16,739	302
0.270% due 12/20/2045 ~(a)	5,033	101
0.286% due 08/20/2047 ~(a)	20,660	426
0.289% due 11/20/2046 ~(a)	26,245	597
0.293% due 05/20/2047 ~(a)	39,607	889
0.368% due 06/20/2042 ~(a)	5,889	125
0.418% due 06/20/2042 ~(a)	5,547	140
0.443% due 01/20/2047 ~(a)	23,258	492
0.461% due 08/16/2048 ~(a)	13,028	280
0.494% due 11/20/2045 ~(a)	4,422	123
0.498% due 09/20/2045 ~(a)	7,246	188
0.503% due 07/20/2046 ~(a)	24,210	566
0.515% due 10/20/2046 ~(a)	23,954	463
0.577% due 07/20/2041 ~(a)	4,971	138
0.606% due 08/20/2045 ~(a)	2,980	77
0.659% due 11/20/2046 ~(a)	1,622	34
0.727% due 05/20/2040 ~(a)	14,711	513
0.819% due 06/20/2043 ~(a)	4,556	112
0.933% due 04/20/2043 ~(a)	32,798	831
1.683% due 05/16/2053 ~(a)	470	33
2.250% due 07/16/2045	3,476	2,733
2.258% due 12/20/2042 ~	2,255	2,087
2.367% (US0001M + 0.450%) due 11/20/2060 ~	1,389	1,393
2.384% due 08/20/2046 «(c)	46,300	46,253
2.417% (US0001M + 0.500%) due 03/20/2061 ~	744	747
2.437% (US0001M + 0.520%) due 08/20/2062 ~	1,279	1,285
2.500% due 03/20/2045	2	2
2.667% (US0001M + 0.750%) due 09/20/2065 ~	2,613	2,645
2.967% (US0001M + 1.050%) due 02/20/2066 ~	4,095	4,193
3.000% due 05/20/2039 - 06/20/2046 (a)	51,364	7,417
3.466% (- 1.0*LIBOR01M + 5.550%) due 09/20/2043 ~(a)	3,712	358
3.466% (- 1.0*LIBOR01M + 5.550%) due 01/20/2044 ~	4,000	3,550
3.500% due 01/20/2041 - 11/20/2046 (a)	65,577	12,640
3.500% due 02/20/2043 - 01/20/2048	38,111	38,373
3.965% (- 1.0*LIBOR01M + 6.050%) due 06/16/2039 ~(a)	2,406	265
3.996% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	13,186	2,292
4.000% due 07/20/2039	52	51
4.000% due 05/20/2044 - 10/16/2044 (a)	4,618	811
4.000% (- 2.0*LIBOR01M + 10.000%) due 11/20/2046 ~	4,425	4,117
4.015% (- 1.0*LIBOR01M + 6.100%) due 11/16/2034 ~(a)	872	115
4.016% (- 1.0*LIBOR01M + 6.100%) due 01/20/2035 - 07/20/2043 ~(a)	5,641	611
4.166% (- 1.0*LIBOR01M + 6.250%) due 02/20/2042 ~(a)	650	49
4.166% due 04/20/2048 •	9,148	9,075
4.196% (- 1.0*LIBOR01M + 6.280%) due 07/20/2042 ~(a)	16,517	1,344
4.315% (- 1.0*LIBOR01M + 6.400%) due 01/16/2038 ~(a)	5,805	533
4.365% (- 1.0*LIBOR01M + 6.450%) due 02/16/2040 ~(a)	4,862	646
4.496% (- 1.0*LIBOR01M + 6.580%) due 10/20/2033 ~(a)	1,324	182
4.500% due 07/20/2039 - 06/20/2048	14,283	14,822
4.500% due 12/16/2041 - 05/20/2043 (a)	4,817	834
4.500% due 07/20/2048 (c)	4,504	4,627
4.616% (- 1.0*LIBOR01M + 6.700%) due 05/20/2041 ~(a)	4,430	580
4.705% (- 2.333*LIBOR01M + 9.567%) due 02/20/2045 ~	714	611
4.708% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	323	278
5.000% due 08/20/2034 - 07/20/2040	451	476
5.000% due 09/20/2038 - 05/16/2043 (a)	2,527	492
5.000% (- 5.0*LIBOR01M + 20.000%) due 06/20/2045 ~	981	1,028
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	774	715
5.433% (- 2.0*LIBOR01M + 9.600%) due 12/20/2040 ~	3,542	3,564
5.500% due 02/20/2034 - 04/20/2040	494	514
5.500% due 11/16/2037 (a)	88	9
6.000% due 06/20/2037 - 06/20/2041	749	829
6.500% due 03/15/2035	892	1,009
7.500% due 11/15/2030	12	12
8.000% (- 3.81*LIBOR01M + 28.952%) due 05/17/2034 ~	145	151
10.879% (- 3.0*LIBOR01M + 17.130%) due 10/20/2045 ~	3,046	3,544
Ginnie Mae, TBA
3.500% due 07/01/2048	25,000	25,061
4.000% due 07/01/2048 - 08/01/2048	165,800	169,817
5.000% due 07/01/2048 - 08/01/2048	54,900	57,575

Total U.S. Government Agencies (Cost $3,452,024)		3,397,040

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Notes
1.750% due 03/31/2022 (f)(h)	22,900	22,142
1.750% due 05/31/2022 (f)	69,340	66,909
1.750% due 06/30/2022 (f)(h)(j)	2,800	2,699
1.750% due 09/30/2022 (f)	57,200	55,013

1.750% due 01/31/2023 (h)		25,350	24,289
1.875% due 08/31/2022 (f)		57,200	55,330
2.000% due 07/31/2022 (f)(h)		37,500	36,482
2.000% due 10/31/2022 (f)		64,100	62,236
2.000% due 11/30/2022		15,000	14,558
2.125% due 12/31/2021 (f)		92,400	90,729
2.125% due 06/30/2022 (f)(h)(j)		100,300	98,125
2.250% due 11/15/2025 (f)		81,400	78,289
2.250% due 02/15/2027 (f)(j)		137,850	131,536
2.250% due 08/15/2027 (f)		21,700	20,651
2.375% due 01/31/2023 (f)		118,200	116,422
2.375% due 05/15/2027 (f)		50,700	48,815
2.500% due 03/31/2023 (f)		45,750	45,284
2.750% due 02/15/2028 (f)		59,300	58,779

Total U.S. Treasury Obligations (Cost $1,053,453)			1,028,288

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.0%
American Home Mortgage Assets Trust
2.321% due 06/25/2037 •		13,356	10,614
2.381% due 08/25/2037 ^•		11,189	10,063
3.501% due 01/25/2036 ~		1,620	1,352
American Home Mortgage Investment Trust
2.491% due 03/25/2046 •		10,602	10,357
4.498% due 06/25/2045 •		382	385
Ashford Hospitality Trust
3.323% due 04/15/2035 •		8,335	8,343
3.500% due 05/15/2035 «•(c)		2,200	2,201
3.900% due 05/15/2035 «•(c)		1,600	1,600
4.173% due 04/15/2035 •		8,500	8,525
4.800% due 05/15/2035 «•(c)		2,300	2,301
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		3,112	2,875
Banc of America Commercial Mortgage Trust
6.095% due 02/10/2051 ~		4,617	4,653
6.268% due 02/10/2051 ~		6,090	6,245
Banc of America Funding Trust
2.308% due 05/26/2037 •		34,327	29,316
3.819% due 02/20/2036 ~		1,895	1,800
4.046% due 01/20/2047 ^~		458	442
6.000% due 09/25/2036		29	28
Banc of America Mortgage Trust
3.801% due 11/20/2046 ^~		209	204
4.021% due 04/25/2035 ^~		439	416
4.202% due 05/25/2034 ~		87	88
4.276% due 06/25/2034 ~		122	121
Bancaja Fondo de Titulizacion de Activos
0.000% due 02/20/2036 •	EUR	1,247	1,450
BCAP LLC Trust
2.130% due 01/26/2037 ~		$5,061	4,581
3.883% due 12/26/2037 ~		263	264
3.926% due 01/26/2034 ~		356	349
4.000% due 03/26/2036 ~		700	701
Bear Stearns Adjustable Rate Mortgage Trust
3.627% due 10/25/2036 ^~		676	644
3.662% due 12/25/2046 ^•		1,158	1,070
3.687% due 12/25/2046 •		4,665	4,200
3.874% due 10/25/2034 ~		12	12
4.022% due 05/25/2037 ~		6,614	6,279
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •		62	62
2.411% due 08/25/2036 ^•		10,457	10,918
2.591% due 01/25/2036 ^•		2,024	2,107
3.911% due 08/25/2036 ^~		7,212	5,901
3.975% due 04/25/2035 ~		149	140
Bear Stearns Commercial Mortgage Securities Trust
6.452% due 06/11/2050 ~		1,184	1,183
Bear Stearns Mortgage Funding Trust
2.321% due 09/25/2046 ^•		180	181
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~		4,820	4,277
BXP Trust
3.379% due 06/13/2039		10,300	10,031
Chase Mortgage Finance Trust
4.040% due 02/25/2037 ~		124	125
ChaseFlex Trust
2.241% due 08/25/2037 •		5,888	5,937
2.431% due 05/25/2037 •		2,912	2,815
Citigroup Commercial Mortgage Trust
3.353% due 07/15/2027 •		4,300	4,303
Citigroup Mortgage Loan Trust
3.609% due 02/20/2036 ~		5,168	4,889
3.710% due 03/25/2036 ^•		92	89
4.490% due 05/25/2035 •		24	24
6.000% due 08/25/2037 ~		3,206	2,335
8.701% due 09/25/2035 ~		4,753	4,785

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.431% due 07/15/2044 ~		872	871
Civic Mortgage LLC
3.892% due 06/25/2022		4,962	4,963
CLNS Trust
2.846% due 06/11/2032 •		10,100	10,100
Commercial Mortgage Trust
1.696% due 12/10/2045 ~(a)		5,871	332
2.867% due 02/10/2048		5,000	4,173
3.424% due 03/10/2031		10,000	10,078
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		71	59
Countrywide Alternative Loan Trust
2.211% due 06/25/2036 •		4,576	4,291
2.231% due 04/25/2047 •		562	539
2.271% due 11/25/2036 •		7,622	7,205
2.281% due 09/25/2046 ^•		3,469	3,184
2.371% due 08/25/2047 •		5,145	4,484
2.404% due 11/20/2035 •		556	522
2.491% due 06/25/2036 ^•		2,458	1,626
2.791% due 05/25/2036 •		289	185
2.958% due 08/25/2035 •		8,089	8,264
3.058% due 09/25/2035 •		769	754
3.159% due 02/25/2035 •(a)		263	1
3.509% due 06/25/2036 •(a)		2,433	449
3.523% due 03/25/2047 ^•		203	179
3.590% due 05/25/2036 ~		4,693	4,162
4.859% due 10/25/2037 •(a)		9,165	2,221
5.500% due 07/25/2035		11,595	10,995
6.000% due 07/25/2036 ^		28,038	21,389
6.000% due 08/25/2036		3,300	3,360
6.000% due 08/25/2036 •		2,663	2,712
6.000% due 04/25/2037		5,938	4,673
6.000% due 04/25/2037 ^		1,331	1,006
6.000% due 07/25/2037		18,616	14,101
6.500% due 12/25/2036		12,464	9,710
Countrywide Asset-Backed Certificates
2.331% due 04/25/2036 •		410	332
Countrywide Home Loan Mortgage Pass-Through Trust
2.751% due 02/25/2035 •		733	721
3.307% due 01/25/2036 ~		130	125
3.433% due 03/25/2037 ^~		867	790
3.493% due 01/25/2036 ^~		5,822	5,408
3.523% due 02/25/2047 ^~		1,188	1,074
4.051% due 11/19/2033 ~		13	14
5.500% due 01/25/2035		364	369
5.750% due 05/25/2037 ^		41	33
5.750% due 07/25/2037 ^		3,058	2,826
6.000% due 01/25/2038		477	395
6.250% due 09/25/2037 ^		128	118
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035 ^		1,030	1,070
Credit Suisse Mortgage Capital Certificates
3.635% due 09/27/2047 ~		8,040	8,120
3.636% due 01/26/2047 ~		5,789	4,541
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 10/26/2036 ~		1,651	1,502
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~		2,363	2,347
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036 ^		74	27
Deutsche ALT-A Securities, Inc.
2.241% due 03/25/2037 ^•		2,175	1,988
2.331% due 01/25/2047 •		1,943	1,616
2.391% due 09/25/2047 ^•		34,213	30,718
Epic Drummond Ltd.
0.000% due 01/25/2022 •	EUR	1,246	1,448
Eurosail PLC
1.327% due 09/13/2045 •	GBP	2,826	3,730
1.399% due 09/13/2045 •		1,666	2,155
Fannie Mae
3.750% due 08/24/2033		$2,430	2,464
First Horizon Alternative Mortgage Securities Trust
2.958% due 07/25/2036 ~		196	183
First Horizon Mortgage Pass-Through Trust
3.690% due 11/25/2035 ~		48	46
3.937% due 08/25/2035 ~		194	163
Freddie Mac
4.077% due 01/15/2043 •(a)		3,439	553
Global Mortgage Securitization Ltd.
2.361% due 04/25/2032 •		1,062	1,039
GMAC Commercial Mortgage Securities, Inc.
5.044% due 12/10/2041 ^~		10,305	10,311
GMAC Mortgage Corp. Loan Trust
4.441% due 05/25/2035 ~		38	36

Great Hall Mortgages PLC
2.465% due 06/18/2039 •	799	784
GS Mortgage Securities Corp.
4.579% due 10/10/2032	26,200	26,431
GS Mortgage Securities Corp. Trust
4.202% due 02/10/2029 ~	26,000	25,838
GS Mortgage Securities Trust
1.503% due 08/10/2043 ~(a)	57,439	1,265
5.342% due 07/15/2031 •	4,800	4,812
GSMPS Mortgage Loan Trust
2.491% due 04/25/2036 •	9,899	8,439
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^	1,093	717
HarborView Mortgage Loan Trust
2.275% due 01/19/2038 •	28,610	28,157
2.295% due 11/19/2036 •	10,978	9,483
2.705% due 08/19/2045 •	71	70
3.558% due 10/19/2035 •	34,410	27,822
3.630% due 04/19/2034 ~	170	169
HSI Asset Loan Obligation Trust
2.461% due 12/25/2036 •	1,046	488
4.539% due 12/25/2036 •(a)	1,023	197
HSI Asset Securitization Corp. Trust
2.901% due 07/25/2035 •	13,265	13,368
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	10,000	9,413
Impac Secured Assets Trust
2.261% due 01/25/2037 •	2,802	2,697
2.371% due 08/25/2036 •	2,561	2,101
2.441% due 05/25/2036 •	76	75
IndyMac Mortgage Loan Trust
2.871% due 12/25/2034 •	537	493
3.339% due 09/25/2036 ^~	4,409	3,898
3.460% due 09/25/2036 ^~	301	276
3.596% due 08/25/2035 ~	104	94
3.607% due 06/25/2037 ^~	19,476	16,971
Jefferies Resecuritization Trust
3.709% due 02/26/2036 ~	497	498
7.263% due 06/25/2047 ~	1,319	1,230
JPMorgan Alternative Loan Trust
2.251% due 09/25/2036 •	1,187	1,172
2.251% due 11/25/2036 ^•	3,393	3,255
3.381% due 11/25/2036 ^~	4,181	4,343
6.000% due 12/27/2036	4,697	3,927
JPMorgan Chase Commercial Mortgage Securities Trust
4.213% due 10/15/2032 •	3,900	3,902
5.337% due 05/15/2047	34,650	34,899
JPMorgan Mortgage Trust
3.501% due 11/25/2035 ~	7,904	7,743
3.819% due 04/25/2035 ~	75	76
4.048% due 07/25/2035 ~	14	14
JPMorgan Resecuritization Trust
6.000% due 09/26/2036	9,250	7,985
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	8,633	8,441
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042 «•	16,558	16,139
LB-UBS Commercial Mortgage Trust
0.347% due 02/15/2040 ~(a)	11,021	1
5.612% due 02/15/2040 ~	6,500	6,524
Lehman Mortgage Trust
2.411% due 08/25/2036 ^•	211	185
5.750% due 02/25/2037	7,334	6,607
Lehman XS Trust
2.331% due 08/25/2036 ^•	370	351
2.991% due 08/25/2047 •	4,900	4,146
Luminent Mortgage Trust
2.321% due 05/25/2037 ^•	62	58
MASTR Asset Securitization Trust
6.250% due 01/25/2038	1,006	894
MASTR Resecuritization Trust
6.000% due 10/25/2036 ~	4,778	4,552
Merrill Lynch Mortgage Investors Trust
2.982% due 10/25/2035 •	299	288
4.297% due 02/25/2036 ^~	1,043	921
ML-CFC Commercial Mortgage Trust
5.324% due 12/12/2049 ~	10,144	9,932
Morgan Stanley Bank of America Merrill Lynch Trust
1.134% due 12/15/2048 ~(a)	8,510	314
Morgan Stanley Mortgage Loan Trust
2.361% due 09/25/2035 •	79	79
2.461% due 11/25/2035 •	1,913	1,922
2.991% due 02/25/2036 ^•	504	480
3.668% due 09/25/2035 ^~	129	114
5.500% due 10/25/2037	1,085	1,089
5.701% due 02/25/2047	3,094	2,132

Mortgage Equity Conversion Asset Trust
2.810% due 02/25/2042 «•		3,669	3,323
2.830% due 01/25/2042 «•		12,833	11,935
2.840% due 05/25/2042 «•		17,288	15,559
MortgageIT Securities Corp. Mortgage Loan Trust
2.321% due 06/25/2047 •		5,178	4,931
Motel 6 Trust
2.993% due 08/15/2034 •		11,732	11,748
3.263% due 08/15/2034 •		10,363	10,381
4.223% due 08/15/2034 •		1,075	1,080
New York Mortgage Trust
2.751% due 08/25/2035 •		1,663	1,604
PFP Ltd.
2.953% due 07/14/2035 •		15,554	15,554
3.323% due 07/14/2035 •		7,874	7,895
RBSGC Mortgage Loan Trust
2.391% due 01/25/2037 •		23,124	11,089
RBSSP Resecuritization Trust
2.468% due 09/26/2034 •		144	141
6.000% due 06/26/2037 ~		721	606
7.445% due 06/26/2037 ~		674	584
Residential Accredit Loans, Inc. Trust
2.231% due 01/25/2037 •		6,311	5,999
2.291% due 10/25/2046 •		2,625	2,486
2.391% due 08/25/2035 •		296	261
2.441% due 08/25/2035 ^•		1,585	1,408
2.891% due 10/25/2045 •		235	212
4.977% due 05/25/2035 ^~		104	85
8.000% due 04/25/2036 ^•		338	327
Residential Asset Securitization Trust
6.250% due 08/25/2036		843	760
Residential Funding Mortgage Securities, Inc. Trust
4.735% due 04/25/2037 ~		865	812
Sequoia Mortgage Trust
3.779% due 07/20/2037 ~		179	155
Structured Adjustable Rate Mortgage Loan Trust
2.241% due 02/25/2037 •		7,625	8,104
3.241% due 12/25/2037 ^•		5,316	5,291
3.726% due 08/25/2035 ~		716	717
3.874% due 05/25/2035 ~		2,443	2,166
Structured Asset Mortgage Investments Trust
2.271% due 07/25/2046 •		100	92
2.281% due 07/25/2046 ^•		7,569	5,916
Structured Asset Securities Corp.
2.351% due 11/25/2035 •		10,578	9,785
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.624% due 09/25/2033 ~		180	182
Theatre Hospitals PLC
3.786% due 10/15/2031 •	GBP	1,227	1,574
Thornburg Mortgage Securities Trust
2.991% due 03/25/2044 •		$44	43
UBS-Barclays Commercial Mortgage Trust
0.318% due 08/10/2049 ~(a)		178,586	1,692
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~		4,832	4,897
6.209% due 02/15/2051 ~		9,660	9,626
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 01/25/2047 •		3,012	2,938
2.328% due 04/25/2047 •		1,542	1,388
2.831% due 11/25/2034 •		1,359	1,342
2.871% due 10/25/2044 •		5,163	5,162
3.208% due 12/25/2036 ^~		1,734	1,694
3.225% due 12/25/2035 ^~		1,780	1,624
3.314% due 07/25/2037 ^~		132	109
3.475% due 03/25/2037 ^~		10,110	9,463
3.480% due 01/25/2035 ~		9,392	9,645
3.565% due 07/25/2037 ^~		80	74
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	2,149
1.436% due 12/21/2049 •		25,173	33,334
2.136% due 12/21/2049 •		2,387	3,197
2.636% due 12/21/2049 •		1,193	1,601
3.136% due 12/21/2049 •		682	915
3.636% due 12/21/2049 •		682	905
Washington Mutual Mortgage Pass-Through Certificates Trust
2.258% due 01/25/2047 •		$2,990	2,428
2.341% due 02/25/2036 •		434	383
4.404% due 09/25/2036 ^		7,016	3,544
5.750% due 11/25/2035 ^		1,571	1,498
6.500% due 03/25/2036 ^		12,314	10,310
Wells Fargo Alternative Loan Trust
2.631% due 03/25/2037 ^•		1,070	875
Wells Fargo Commercial Mortgage Trust
2.897% due 12/13/2031 •		11,140	11,152
3.147% due 12/13/2031 •		9,273	9,292
3.892% due 12/13/2031 •		220	220

Wells Fargo Mortgage-Backed Securities Trust
2.591% due 06/25/2037 ^•		161	138
3.713% due 11/25/2037 ^~		13,911	13,366
3.784% due 01/25/2035 ~		77	80
3.822% due 03/25/2036 ~		365	367
3.834% due 02/25/2035 ~		14	14
3.933% due 04/25/2036 ^~		135	138
4.108% due 08/25/2033 ~		16	16
4.323% due 05/25/2036 ^~		71	73
6.000% due 09/25/2036 ^		27	26

Total Non-Agency Mortgage-Backed Securities (Cost $970,610)			1,011,182

ASSET-BACKED SECURITIES 31.3%
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •		375	374
2.577% due 09/25/2035 •		3,405	3,294
ACE Securities Corp. Home Equity Loan Trust
2.391% due 02/25/2036 •		2,727	2,723
2.706% due 12/25/2035 •		17,261	16,722
2.771% due 09/25/2035 •		3,782	3,606
3.066% due 11/25/2033 •		1,246	1,229
3.261% due 02/25/2035 •		19,953	19,779
Aegis Asset-Backed Securities Trust
2.721% due 06/25/2035 •		4,000	2,991
2.791% due 03/25/2035 •		7,050	6,758
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.921% due 12/25/2034 •		2,578	2,347
Airspeed Ltd.
2.343% due 06/15/2032 •		3,392	2,963
Allegro CLO Ltd.
3.579% due 01/30/2026 •		7,599	7,602
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.766% due 07/25/2035 •		6,400	6,426
2.796% due 05/25/2035 •		3,179	3,187
3.006% due 01/25/2035 •		5,152	5,163
4.041% due 06/25/2034 •		646	618
Argent Securities Trust
2.241% due 07/25/2036 •		22,823	19,533
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.599% due 10/25/2033 •		1,057	1,062
Asset-Backed Funding Certificates Trust
2.711% due 04/25/2034 •		1,696	1,703
3.341% due 06/25/2034 •		1,879	1,887
Asset-Backed Securities Corp. Home Equity Loan Trust
2.811% due 06/25/2035 •		815	820
3.051% due 11/25/2033 •		2,666	2,590
Avery Point CLO Ltd.
3.475% due 01/18/2025 •		2,012	2,013
B&M CLO Ltd.
3.078% due 04/16/2026 •		10,000	9,976
Babson CLO Ltd.
3.503% due 10/17/2026 •		4,500	4,504
Ballyrock CLO LLC
3.511% due 05/20/2025 •		74	74
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033		4,706	4,718
Bear Stearns Asset-Backed Securities Trust
2.241% due 11/25/2036 •		3,738	3,649
2.291% due 12/25/2036 •		6,765	6,761
2.291% due 04/25/2037 ^•		2,304	2,978
2.331% due 07/25/2036 •		10,308	9,812
2.591% due 12/25/2035 •		263	263
2.811% due 12/25/2035 •		5,757	4,547
Benefit Street Partners CLO Ltd.
3.135% due 07/18/2027 •		1,400	1,398
BlueMountain CLO Ltd.
3.619% due 04/30/2026 •		5,718	5,723
Business Jet Securities LLC
4.447% due 06/15/2033 «		900	901
Business Loan Express Business Loan Trust
2.381% due 09/25/2038 •		3,646	3,367
C-BASS CBO Ltd.
2.600% due 02/16/2041 •		249,021	19,125
2.681% due 12/15/2034 •		20,403	7,090
Carrington Mortgage Loan Trust
2.311% due 10/25/2036 •		11,809	8,082
Catamaran CLO Ltd.
3.216% due 01/27/2028 •		6,900	6,875
Cent CLO Ltd.
3.576% due 07/27/2026 •		6,900	6,910
3.689% due 10/29/2025 •		2,249	2,252
Centerline REIT, Inc.
4.760% (LIBOR01M + 4.760%) due 09/21/2045 ~		1,135	1,139
Chapel BV
0.334% due 11/17/2064 •	EUR	1,409	1,654

CIFC Funding Ltd.
3.733% due 10/17/2026 •		$12,900	12,911
Citigroup Mortgage Loan Trust
2.221% due 08/25/2036 •		16,795	16,640
2.241% due 12/25/2036 •		4,125	2,181
2.251% due 09/25/2036 •		627	479
2.271% due 01/25/2037 •		4,039	2,917
2.351% due 07/25/2045 •		8,984	7,232
2.391% due 10/25/2036 •		9,743	7,081
Citigroup Mortgage Loan Trust, Inc.
2.501% due 10/25/2035 •		1,298	1,301
2.541% due 10/25/2035 •		4,229	4,198
College Ave Student Loans LLC
0.000% due 12/26/2047 •		3,350	3,368
4.130% due 12/26/2047		4,600	4,643
College Avenue Student Loans LLC
3.741% due 11/26/2046 •		8,605	8,797
Conseco Finance Corp.
6.280% due 09/01/2030		10,925	11,744
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•		1,507	1,413
2.231% due 06/25/2037 •		9,926	9,436
2.231% due 07/25/2037 ^•		3,586	3,201
2.231% due 06/25/2047 •		3,475	3,271
2.241% due 05/25/2037 •		5,158	5,105
2.271% due 06/25/2047 •		140	139
2.291% due 09/25/2047 •		1,500	1,138
2.311% due 09/25/2037 ^•		1,051	885
2.311% due 09/25/2047 •		3,533	3,153
2.381% due 01/25/2037 •		16,600	13,826
2.391% due 07/25/2036 •		220	220
2.461% due 07/25/2036 •		14,425	12,283
2.571% due 01/25/2036 •		528	531
2.721% due 02/25/2036 •		7,263	7,085
2.811% due 01/25/2036 •		14,300	14,385
2.991% due 05/25/2036 •		2,070	2,009
3.051% due 08/25/2035 •		1,021	1,026
3.111% due 10/25/2032 •		3,362	3,212
Countrywide Asset-Backed Certificates Trust
2.251% due 03/25/2037 •		1,052	1,043
2.331% due 03/25/2037 •		21,060	19,605
2.331% due 10/25/2046 •		10,000	9,471
2.341% due 04/25/2046 ^•		5,353	5,223
2.351% due 09/25/2046 •		3,100	2,922
2.891% due 08/25/2047 •		286	284
2.991% due 10/25/2034 •		981	971
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,509	1,523
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •		2,836	1,847
2.211% due 07/25/2037 •		175	117
2.241% due 05/25/2036 •		4,079	3,396
2.331% due 05/25/2036 •		6,537	5,516
3.036% due 04/25/2036 •		10,634	10,642
6.250% due 10/25/2036		1,100	1,144
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(c)		16,000	16,000
CWHEQ Revolving Home Equity Loan Trust
2.253% due 05/15/2036 •		12,783	12,593
Driven Brands Funding LLC
4.739% due 04/20/2048		5,000	5,043
Ellington Loan Acquisition Trust
3.141% due 05/25/2037 •		4,133	4,082
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	21,500	25,077
EMC Mortgage Loan Trust
3.191% due 08/25/2040 •		$1,006	980
Encore Credit Receivables Trust
3.126% due 10/25/2035 •		3,552	3,258
Equifirst Loan Securitization Trust
2.281% due 04/25/2037 •		11,163	10,735
First Franklin Mortgage Loan Trust
2.251% due 04/25/2036 •		5,321	5,070
2.591% due 12/25/2035 •		6,100	5,704
2.901% due 04/25/2035 •		1,661	1,672
First Investors Auto Owner Trust
1.860% due 10/15/2021		5,522	5,495
Flagship Credit Auto Trust
1.850% due 07/15/2021		9,412	9,354
Flatiron CLO Ltd.
3.513% due 01/17/2026 •		5,872	5,871
Fremont Home Loan Trust
2.251% due 05/25/2036 •		20,384	13,531
3.021% due 04/25/2035 •		10,657	9,176
Goodgreen Trust
3.930% due 10/15/2053 ~		14,892	14,978

GSAA Home Equity Trust
2.321% due 04/25/2047 •		7,632	5,463
2.391% (US0001M + 0.300%) due 05/25/2047 ~		715	594
6.000% due 08/25/2047		1,290	1,201
GSAMP Trust
2.211% due 12/25/2036 •		1,064	571
Harley Marine Financing LLC
5.682% due 05/15/2043		15,262	15,496
Harvest CLO DAC
0.593% due 11/15/2028 •	EUR	2,500	2,915
Holland Park CLO Ltd.
0.604% due 05/14/2027 •		16,950	19,816
Home Equity Asset Trust
2.561% due 01/25/2036 •		$17,500	15,992
Home Equity Mortgage Loan Asset-Backed Trust
2.331% due 08/25/2036 •		7,500	6,651
2.331% due 04/25/2037 •		6,703	5,068
House of Europe Funding PLC
0.000% due 12/15/2090 •	EUR	2,655	3,083
HSI Asset Securitization Corp. Trust
2.241% due 12/25/2036 •		$7,571	6,034
2.481% due 11/25/2035 •		1,700	1,635
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		20,000	20,003
IndyMac Mortgage Loan Trust
2.161% due 07/25/2036 •		14,267	6,483
Jamestown CLO Ltd.
3.488% due 01/15/2026 •		5,956	5,963
JPMorgan Mortgage Acquisition Corp.
2.431% due 02/25/2036 •		9,161	8,906
JPMorgan Mortgage Acquisition Trust
2.251% due 05/25/2036 •		1,011	1,012
2.261% due 04/25/2036 •		2,863	2,860
KVK CLO Ltd.
3.498% due 01/15/2026 •		6,351	6,354
Legacy Mortgage Asset Trust
3.852% due 01/28/2070 •		48,982	50,115
Lehman XS Trust
2.211% due 02/25/2037 •		16,999	17,999
2.251% due 02/25/2037 •		6,311	6,601
2.261% due 01/25/2037 •		215	260
Long Beach Mortgage Loan Trust
2.236% due 07/25/2036 •		23,113	17,293
2.241% due 05/25/2036 •		1,998	1,355
2.796% due 11/25/2035 •		5,390	4,304
2.886% due 06/25/2034 •		116	115
2.991% due 06/25/2035 •		12,800	12,855
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		20,000	19,977
Madison Park Funding Ltd.
3.619% due 07/20/2026 •		19,900	19,907
MAPS Ltd.
4.212% due 05/15/2043		8,589	8,632
Marlette Funding Trust
3.060% due 07/17/2028 «		7,400	7,404
MASTR Asset-Backed Securities Trust
2.241% due 06/25/2036 •		9,890	5,750
2.251% due 10/25/2036 •		3,142	2,078
2.261% due 10/25/2036 •		877	862
2.321% due 01/25/2037 •		12,501	5,194
2.331% due 10/25/2036 •		8,703	8,011
2.591% due 10/25/2035 ^•		6,850	6,403
2.671% due 12/25/2035 •		3,510	3,518
2.766% due 10/25/2035 •		93	93
Merrill Lynch Mortgage Investors Trust
2.201% due 08/25/2037 •		675	456
2.611% due 06/25/2035 •		687	686
2.811% due 06/25/2035 •		577	559
Monarch Grove CLO
3.240% due 01/25/2028 •		5,900	5,903
Morgan Stanley ABS Capital, Inc. Trust
3.021% due 07/25/2034 •		403	408
3.141% due 04/25/2035 •		200	195
3.991% due 02/25/2047 •		4,938	4,419
Morgan Stanley Home Equity Loan Trust
2.826% due 08/25/2035 •		7,900	7,865
Morgan Stanley IXIS Real Estate Capital Trust
2.241% due 11/25/2036 •		16,079	8,160
Morgan Stanley Mortgage Loan Trust
2.331% due 04/25/2037 •		2,122	1,064
5.726% due 10/25/2036 ^		3,374	1,833
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		8,000	7,992
National Collegiate Student Loan Trust
2.715% due 06/25/2029 •		2,212	2,173

Navient Private Education Loan Trust
3.250% due 05/15/2040		7,500	7,504
Navient Student Loan Trust
2.891% due 07/26/2066 •		21,140	21,367
3.241% due 03/25/2066 •		3,314	3,380
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		2,100	2,100
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.501% due 02/25/2036 •		1,845	1,855
NovaStar Mortgage Funding Trust
4.191% due 12/25/2034 •		304	293
Oaktree CLO Ltd.
3.579% due 10/20/2026 •		4,100	4,106
OCP CLO Ltd.
3.148% due 07/15/2027 •		13,400	13,392
OFSI Fund Ltd.
2.998% due 03/20/2025 •		7,600	7,602
3.255% due 10/18/2026 •		5,388	5,383
Option One Mortgage Loan Trust
2.271% due 04/25/2037 •		245	155
2.281% due 01/25/2036 •		642	643
2.591% due 08/25/2032 •		684	671
Option One Mortgage Loan Trust Asset-Backed Certificates
2.731% due 07/25/2033 •		880	873
Pallas CDO BV
0.000% due 07/16/2082 •	EUR	6,724	7,889
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.111% due 10/25/2034 •		$6,246	6,344
3.216% due 10/25/2034 •		21,500	20,393
3.966% due 09/25/2034 •		576	579
Prestige Auto Receivables Trust
1.800% due 11/16/2020		7,768	7,743
RAAC Trust
2.391% due 06/25/2044 •		70	64
2.791% due 03/25/2034 •		231	227
Residential Asset Mortgage Products Trust
2.251% due 02/25/2037 •		1,347	1,340
2.431% due 12/25/2035 •		12,556	10,713
3.966% due 10/25/2034 •		7,491	6,826
Residential Asset Securities Corp. Trust
2.241% due 07/25/2036 •		5,861	5,302
2.341% due 04/25/2037 •		231	228
3.096% due 05/25/2035 •		3,794	3,759
Sapphire Aviation Finance
4.250% due 03/15/2040		27,515	27,781
Saranac CLO Ltd.
3.432% due 06/22/2030 •		10,000	10,008
Saxon Asset Securities Trust
2.841% due 11/25/2035 •		9,000	8,527
SCF Reality Capital Funding LLC
4.100% due 06/25/2047 «		10,509	10,567
Securitized Asset-Backed Receivables LLC Trust
3.066% due 03/25/2035 •		256	257
SG Mortgage Securities Trust
2.521% due 10/25/2035 •		2,577	2,585
SLC Student Loan Trust
2.451% due 03/15/2027 •		12,259	12,244
SLM Private Education Loan Trust
2.090% due 06/15/2045		3,631	3,622
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,640	1,916
0.000% due 01/25/2024 •		8,176	9,556
0.000% due 06/17/2024 •		4,978	5,825
0.222% due 07/25/2039 •		880	1,011
0.229% due 12/15/2033 •		1,570	1,813
1.177% due 03/15/2038 •	GBP	3,568	4,598
2.960% due 10/25/2029 •		$3,882	3,894
SoFi Consumer Loan Program LLC
3.260% due 08/25/2025		2,947	2,942
SoFi Professional Loan Program LLC
1.720% due 09/25/2040		3,359	3,335
2.630% due 07/25/2040		5,200	5,110
2.650% due 09/25/2040		1,400	1,358
Specialty Underwriting & Residential Finance Trust
2.241% due 09/25/2037 •		2,056	1,282
2.241% due 11/25/2037 •		960	637
2.441% due 03/25/2037 •		631	356
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •		1,669	1,671
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		1,321	1,323
Structured Asset Investment Loan Trust
2.264% due 07/25/2036 •		2,378	1,674
2.891% due 04/25/2034 •		6,393	6,392
Structured Asset Securities Corp. Mortgage Loan Trust
2.226% due 07/25/2036 •		1,294	1,263

2.251% due 03/25/2036 •	523	524
2.301% due 02/25/2037 •	16,487	16,262
Symphony CLO Ltd.
3.628% due 07/14/2026 •	25,800	25,801
Taberna Preferred Funding Ltd.
2.703% due 05/05/2038 •	8,711	8,363
Telos CLO Ltd.
3.303% due 04/17/2028 •	20,000	20,000
THL Credit Wind River CLO Ltd.
3.462% due 01/22/2027 •	8,710	8,699
TICP CLO Ltd.
3.159% due 07/20/2027 •	2,200	2,198
3.199% due 04/20/2028 •	20,000	19,871
Tropic CDO Ltd.
2.668% due 07/15/2036 •	14,296	13,153
3.098% due 04/15/2034 •	2,778	2,680
U.S. Capital Funding Ltd.
2.617% due 10/10/2040 •	1,041	927
Upstart Securitization Trust
3.015% due 08/20/2025	4,904	4,898
3.887% due 08/20/2025	5,450	5,448
4.997% due 08/20/2025	8,300	8,310
Venture CLO Ltd.
3.119% due 02/28/2026 •	15,000	14,937
3.228% due 04/15/2027 •	5,280	5,270
VOLT LLC
3.250% due 05/25/2047	8,547	8,505
3.375% due 04/25/2047	1,818	1,818
3.375% due 05/28/2047	6,880	6,886
3.875% due 09/25/2045	1,358	1,361
Wells Fargo Home Equity Asset-Backed Securities Trust
2.961% due 03/25/2035 •	500	503
WhiteHorse Ltd.
3.563% due 02/03/2025 •	2,586	2,587
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •	5,100	5,103

Total Asset-Backed Securities (Cost $1,383,523)		1,438,242

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
1.902% due 08/02/2018 - 10/04/2018 (d)(e)(f)(j)	5,556	5,539

Total Short-Term Instruments (Cost $5,539)		5,539

Total Investments in Securities (Cost $6,886,474)		6,904,283

	SHARES
INVESTMENTS IN AFFILIATES 11.2%
SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	52,171,780	515,770

Total Short-Term Instruments (Cost $515,707)		515,770

Total Investments in Affiliates (Cost $515,707)		515,770

Total Investments 161.4% (Cost $7,402,181)		$7,420,053
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $12,531)		2,127
Other Assets and Liabilities, net (61.4)%		(2,824,791)

Net Assets 100.0%		$4,597,389

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BRC	2.180%	06/13/2018	07/12/2018	$(111,045)	$(111,173)
BSN	2.000	04/20/2018	07/23/2018	(15,565)	(15,628)
	2.170	06/13/2018	07/12/2018	(236,295)	(236,566)
GRE	2.160	06/13/2018	07/05/2018	(37,917)	(37,960)
	2.200	06/15/2018	07/05/2018	(125,975)	(126,106)
RCY	2.030	06/06/2018	07/11/2018	(19,305)	(19,333)
	2.180	06/13/2018	07/12/2018	(66,210)	(66,286)

Total Reverse Repurchase Agreements					$(613,052)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	2.300%	06/25/2018	07/02/2018	$(48,789)	$(48,811)
BPG	2.160	06/11/2018	07/11/2018	(79,188)	(79,288)
GSC	2.060	06/11/2018	07/11/2018	(48,491)	(48,549)
MSC	2.250	06/18/2018	07/03/2018	(4,623)	(4,627)
UBS	1.980	05/07/2018	07/12/2018	(27,857)	(27,943)
	1.990	05/04/2018	07/10/2018	(137,758)	(138,208)
	2.030	05/29/2018	07/27/2018	(270,111)	(270,629)
	2.050	05/30/2018	07/31/2018	(136,315)	(136,572)

Total Sale-Buyback Transactions					$(754,627)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (27.3)%
Fannie Mae, TBA	2.500%	08/01/2033	$7,100	$(6,868)	$(6,896)
Fannie Mae, TBA	3.000	08/01/2048	232,500	(224,291)	(224,962)
Fannie Mae, TBA	4.000	07/01/2048	305,000	(310,176)	(310,945)
Fannie Mae, TBA	4.000	08/01/2048	319,500	(324,899)	(325,266)
Fannie Mae, TBA	4.500	08/01/2048	131,500	(136,566)	(136,691)
Fannie Mae, TBA	5.500	07/01/2048	6,500	(7,004)	(6,968)
Fannie Mae, TBA	5.500	08/01/2048	5,000	(5,350)	(5,355)
Freddie Mac, TBA	4.000	07/01/2048	39,500	(40,170)	(40,250)
Ginnie Mae, TBA	3.000	07/01/2048	162,900	(159,031)	(159,333)
Ginnie Mae, TBA	3.500	07/01/2048	36,000	(36,062)	(36,129)

Total Short Sales (27.3)%				$(1,250,417)	$(1,252,795)

(f)	Securities with an aggregate market value of $1,383,240 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,360,613) at a weighted average interest rate of 1.890%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Payable for sale-buyback transactions includes $(751) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,750	$425,950	$42	$0	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,750	$(424,528)	$(177)	$44	$0
90-Day Eurodollar June Futures	06/2020	769	(186,521)	(39)	29	0
U.S. Treasury 10-Year Note September Futures	09/2018	118	(14,182)	(140)	0	0

				$(356)	$73	$0

Total Futures Contracts				$(314)	$73	$0

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.170%	Semi-Annual	05/11/2019		$754,600	$521	$2,288	$2,809	$0	$(97)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		137,600	2,846	(79)	2,767	10	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		25,500	93	(9)	84	0	0
Pay	3-Month USD-LIBOR	1.900	Semi-Annual	07/12/2022		44,400	(368)	(1,140)	(1,508)	0	(17)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		65,400	2,918	(180)	2,738	40	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		13,700	130	(4)	126	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		23,300	1,695	1,000	2,695	23	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		194,000	5,058	8,212	13,270	174	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		17,700	(86)	196	110	10	(7)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	04/25/2028		6,600	0	(30)	(30)	6	0
Receive	3-Month USD-LIBOR	3.036	Semi-Annual	05/16/2028		126,100	0	(916)	(916)	111	0
Receive	3-Month USD-LIBOR	2.530	Semi-Annual	05/23/2028		94,500	1,803	1,732	3,535	87	0
Pay	3-Month USD-LIBOR	2.987	Semi-Annual	06/12/2028		62,300	0	338	338	0	(50)
Pay	3-Month USD-LIBOR	3.020	Semi-Annual	06/14/2028		56,500	0	467	467	0	(46)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028		63,700	630	718	1,348	65	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		56,800	3,354	194	3,548	59	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		14,000	913	(79)	834	12	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028		28,000	0	(69)	(69)	0	(23)
Pay(1)	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028		12,700	0	(16)	(16)	0	(11)
Pay(1)	3-Month USD-LIBOR	2.924	Semi-Annual	07/02/2028		11,300	0	(6)	(6)	0	(10)
Pay(1)	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028		7,300	0	64	64	0	(8)
Pay(1)	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028		9,600	0	101	101	0	(10)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		156,700	(5,751)	13,131	7,380	257	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		117,700	11,023	665	11,688	190	0
Receive(1)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	4,900	(69)	(113)	(182)	0	(8)

Total Swap Agreements							$24,710	$26,465	$51,175	$1,053	$(287)

(h)	Securities with an aggregate market value of $36,860 and cash of $8,392 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	07/2018	GBP	43,644		$57,823	$223	$0
	07/2018		$1,015	EUR	878	11	0
	07/2018		1,945	GBP	1,448	0	(34)
GLM	07/2018		1,350	EUR	1,163	8	0
JPM	07/2018		1,880		1,597	0	(15)
	07/2018		1,544	GBP	1,160	0	(13)
SSB	07/2018	EUR	75,554		$87,480	0	(751)
	07/2018		$83,717	EUR	71,916	266	0
	08/2018	EUR	71,916		$83,903	0	(262)
UAG	07/2018		$54,260	GBP	41,036	0	(103)
	08/2018	GBP	41,036		$54,337	106	0

Total Forward Foreign Currency Contracts						$614	$(1,178)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440%	12/13/2018	$32,400	$173	$103
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	07/09/2018	788,700	158	904
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,402
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019	28,000	218	74
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	10/29/2018	34,500	209	82
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/19/2018	15,000	19	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/23/2018	10,000	40	59
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/03/2018	10,000	30	25
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	12/13/2018	38,800	226	124
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	919,000	760	767
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	11/01/2018	282,600	1,611	663
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/10/2018	21,000	63	56
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/19/2018	38,900	298	319
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	40,800	265	134
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	124,500	925	301

							$6,329	$5,045

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$73.000	07/05/2018	$245,000	$10	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	30,000	1	0

					$11	$0

Total Purchased Options					$6,340	$5,045

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	11/23/2018	$10,000	$(18)	$(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/03/2018	10,000	(13)	(9)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/10/2018	21,000	(28)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	12/19/2018	38,900	(110)	(113)

							$(169)	$(166)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$97.859	07/05/2018	$11,500	$(31)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.859	07/05/2018	24,500	(54)	(8)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.797	09/06/2018	1,500	(5)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.828	07/05/2018	30,000	(77)	(59)
FAR	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	97.555	09/06/2018	18,000	(60)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.688	09/06/2018	29,000	(84)	(104)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.789	09/06/2018	22,000	(62)	(71)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.402	08/06/2018	22,500	(70)	(36)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.148	07/05/2018	22,500	(56)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.844	08/06/2018	16,000	(25)	(9)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.844	08/06/2018	16,000	(20)	(6)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.633	07/05/2018	11,500	(33)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	23,000	(86)	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.703	08/06/2018	12,500	(37)	(4)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.828	08/06/2018	14,500	(37)	(5)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	98.648	08/06/2018	20,500	(46)	(28)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.703	08/06/2018	12,500	(27)	(32)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.828	08/06/2018	14,500	(27)	(31)
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	98.070	09/06/2018	17,500	(42)	(29)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.070	09/06/2018	17,500	(33)	(40)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.824	07/05/2018	38,500	(71)	(77)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	102.141	07/05/2018	28,500	(66)	(14)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.641	08/06/2018	11,250	(29)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.000	08/06/2018	11,500	(23)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.641	08/06/2018	22,500	(40)	(94)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.000	08/06/2018	11,500	(18)	(27)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	102.563	09/06/2018	10,500	(18)	(14)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.844	07/05/2018	3,500	(9)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	23,000	(80)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.844	07/05/2018	7,000	(15)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.031	09/06/2018	23,000	(123)	(158)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.047	09/06/2018	30,000	(137)	(203)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.969	07/05/2018	10,500	(21)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.016	07/05/2018	37,500	(98)	(195)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.227	07/05/2018	40,500	(98)	(136)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.375	07/05/2018	200	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.969	07/05/2018	10,500	(19)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	100.031	07/05/2018	10,500	(16)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	98.641	08/06/2018	72,000	(169)	(99)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.789	08/06/2018	44,000	(93)	(100)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.609	09/06/2018	28,500	(76)	(112)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.719	09/06/2018	18,500	(44)	(64)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.773	09/06/2018	22,500	(50)	(74)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.988	09/06/2018	26,500	(52)	(68)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.016	09/06/2018	23,500	(68)	(58)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.781	07/05/2018	22,500	(43)	(52)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.094	08/06/2018	17,000	(32)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.328	08/06/2018	17,000	(28)	(4)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.547	08/06/2018	5,250	(9)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.750	08/06/2018	16,000	(29)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.914	08/06/2018	22,500	(37)	(60)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.094	08/06/2018	17,000	(28)	(33)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.328	08/06/2018	17,000	(24)	(21)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.547	08/06/2018	10,500	(11)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.750	08/06/2018	16,000	(22)	(7)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.711	09/06/2018	22,500	(67)	(99)

					$(2,676)	$(2,279)

Total Written Options					$(2,845)	$(2,445)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$5,159	$(1,780)	$1,471	$0	$(309)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	10,790	(2,359)	1,514	0	(845)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	776	(173)	112	0	(61)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	25,000	(1,384)	1,463	79	0
DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	16,700	(392)	318	0	(74)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	1,600	(18)	3	0	(15)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	107	0	(1)
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	43,557	(961)	1,248	287	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,000	(608)	723	115	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,350	(139)	111	0	(28)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,478	8	2	10	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	800	(38)	42	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	6,300	(328)	348	20	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300	(13)	13	0	0
JPS	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,000	(108)	107	0	(1)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	21,000	(734)	641	0	(93)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	0	(368)	94	0	(274)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	50,000	(1,889)	2,177	288	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,000	(1,430)	1,425	0	(5)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,461	(1,266)	760	0	(506)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	33,100	(891)	745	0	(146)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	74,900	(745)	51	0	(694)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	50,600	50	(68)	0	(18)

						$(15,674)	$13,407	$803	$(3,070)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695%	Maturity	08/17/2018	$245,000	$0	$(30)	$0	$(30)
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	195,000	0	110	110	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018	99,000	0	35	35	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.623	Maturity	07/19/2018	391,000	0	200	200	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.720	Maturity	11/19/2018	245,000	0	(19)	0	(19)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	110,000	0	34	34	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.600	Maturity	07/19/2018	353,000	0	260	260	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/19/2018	705,000	0	484	484	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	140,000	0	98	98	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	470,000	0	234	234	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695	Maturity	08/16/2018	245,000	0	(30)	0	(30)

							$0	$1,376	$1,455	$(79)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	14,462	1-Month USD-LIBOR	Monthly	01/12/2038	$(2,531)	$0	$37	$37	$0
	Receive	IOS.FN.550.08 Index	3,408	1-Month USD-LIBOR	Monthly	01/12/2039	(537)	0	14	14	0
	Receive	IOS.FN.600.08 Index	3,266	1-Month USD-LIBOR	Monthly	01/12/2039	(412)	0	10	10	0
JPS	Receive	IOS.FN.600.08 Index	8,283	1-Month USD-LIBOR	Monthly	01/12/2039	(1,811)	0	45	45	0
SAL	Receive	IOS.FN.550.08 Index	4,729	1-Month USD-LIBOR	Monthly	01/12/2039	(783)	0	21	21	0
	Receive	IOS.FN.600.08 Index	3,299	1-Month USD-LIBOR	Monthly	01/12/2039	(641)	0	16	16	0

								$0	$143	$143	$0

Total Swap Agreements								$(15,674)	$14,926	$2,401	$(3,149)

(j)

Securities with an aggregate market value of $3,032 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$21,952	$0	$21,952
Industrials	0	2,040	0	2,040
U.S. Government Agencies	0	3,285,829	111,211	3,397,040
U.S. Treasury Obligations	0	1,028,288	0	1,028,288
Non-Agency Mortgage-Backed Securities	0	949,683	61,499	1,011,182
Asset-Backed Securities	0	1,419,370	18,872	1,438,242
Short-Term Instruments
U.S. Treasury Bills	0	5,539	0	5,539
	$0	$6,712,701	$191,582	$6,904,283

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$515,770	$0	$0	$515,770

Total Investments	$515,770	$6,712,701	$191,582	$7,420,053

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,252,795)	$0	$(1,252,795)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	1,053	0	1,126
Over the counter	0	8,060	0	8,060
	$73	$9,113	$0	$9,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(287)	0	(287)
Over the counter	0	(6,772)	0	(6,772)

	$0	$(7,059)	$0	$(7,059)

Total Financial Derivative Instruments	$73	$2,054	$0	$2,127

Totals	$515,843	$5,461,960	$191,582	$6,169,385

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
U.S. Government Agencies	$24,865	$111,086	$(12,613)	$48	$0	$(254)	$0	$(11,921)	$111,211	$123
Non-Agency Mortgage-Backed Securities	56,660	6,100	(1,615)	18	109	227	0	0	61,499	235
Asset-Backed Securities	38,685	8,300	(625)	0	0	293	0	(27,781)	18,872	61

Totals	$120,210	$125,486	$(14,853)	$66	$109	$266	$0	$(39,702)	$191,582	$419

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$111,211	Proxy Pricing	Base Price	99.898 - 101.656
Non-Agency Mortgage-Backed Securities	30,682	Proxy Pricing	Base Price	97.269 - 100.000
	30,817	Third Party Vendor	Broker Quote	90.000 - 93.000
Asset-Backed Securities	11,468	Proxy Pricing	Base Price	99.998 - 100.031
	7,404	Third Party Vendor	Broker Quote	100.050

Total	$191,582

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 173.1% ¤
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.5%
Preferred Term Securities Ltd.
3.197% (US0003M + 0.860%) due 07/03/2033 ~	$900	$833

INDUSTRIALS 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	929	887

Total Corporate Bonds & Notes (Cost $1,611)		1,720

U.S. GOVERNMENT AGENCIES 142.9%
Fannie Mae
0.000% due 07/25/2022 (b)(d)	6	6
1.188% due 10/25/2046 ~(a)	59	2
1.316% due 07/25/2044 ~(a)	192	9
1.336% due 07/25/2044 ~(a)	233	11
1.341% due 07/25/2052 ~(a)	219	9
1.356% due 03/25/2045 ~(a)	221	10
1.369% due 04/25/2055 ~(a)	363	17
1.398% due 01/25/2045 ~(a)	189	8
1.414% due 07/25/2045 - 09/25/2045 ~(a)	1,012	57
1.467% due 08/25/2054 ~(a)	311	16
1.494% due 08/25/2055 ~(a)	229	12
1.577% due 08/25/2044 ~(a)	194	9
2.000% due 01/01/2028 - 09/01/2029	615	594
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	1,203	1,190
2.211% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	248	246
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	18	18
2.313% due 01/25/2022 ~(a)	5,106	201
2.351% (US0001M + 0.260%) due 06/25/2032 ~	101	98
2.431% (US0001M + 0.340%) due 11/25/2032 ~	38	37
2.485% (LIBOR01M + 0.400%) due 04/18/2028 ~	1	1
2.500% due 06/01/2028 - 12/01/2046	1,737	1,669
2.541% (LIBOR01M + 0.450%) due 05/25/2023 - 07/25/2036 ~	669	672
2.591% (LIBOR01M + 0.500%) due 03/25/2032 ~	180	181
2.620% (US0001M + 0.745%) due 05/01/2033 ~	88	91
2.664% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	748	758
2.717% (US0012M + 1.790%) due 02/01/2042 ~	226	238
2.741% (LIBOR01M + 0.650%) due 02/25/2024 ~	86	87
2.743% (US0012M + 0.675%) due 02/01/2036 ~	273	273
2.751% (LIBOR01M) due 04/25/2037 ~	724	727
2.791% (LIBOR01M + 0.700%) due 10/25/2037 ~	758	770
2.863% (- 1.5*LIBOR01M + 6.000%) due 06/25/2043 ~	766	609
2.917% (US0006M + 1.292%) due 03/01/2032 ~	26	27
2.944% due 07/25/2039	1,151	1,117
3.000% due 06/01/2029 - 09/25/2045	3,769	3,692
3.000% due 04/25/2046 (a)	679	99
3.026% (- 1.5*LIBOR01M + 6.000%) due 04/25/2043 - 06/25/2043 ~	1,300	1,080
3.071% (US0006M + 1.369%) due 08/01/2027 ~	90	91
3.091% (LIBOR01M + 1.000%) due 04/25/2023 - 04/25/2032 ~	86	88
3.098% (US0012M + 1.348%) due 12/01/2034 ~	3	3
3.140% (US0012M + 1.390%) due 11/01/2034 ~	13	14
3.171% (US0012M + 1.402%) due 10/01/2035 ~	35	37
3.175% (US0012M + 1.425%) due 09/01/2034 ~	166	173
3.176% (- 1.5*LIBOR01M + 6.150%) due 03/25/2043 ~	282	244
3.218% (US0012M + 1.381%) due 01/01/2035 ~	22	23
3.231% (US0012M + 1.355%) due 02/01/2035 ~	56	58
3.256% (US0006M + 1.535%) due 03/01/2035 ~	3	3
3.261% (US0006M + 1.537%) due 02/01/2035 ~	20	21
3.285% (US0006M + 1.550%) due 01/01/2035 ~	45	47
3.317% (US0006M + 1.538%) due 01/01/2035 ~	31	33
3.334% (US0006M + 1.535%) due 01/01/2035 ~	27	28
3.347% (US0012M + 1.355%) due 03/01/2035 ~	20	21
3.353% (US0012M + 1.603%) due 12/01/2034 ~	10	11
3.360% (12MTA + 1.893%) due 11/01/2035 ~	33	35
3.385% (H15T1Y + 2.135%) due 10/01/2028 - 12/01/2034 ~	268	281
3.440% due 02/01/2032	498	488
3.451% (H15T1Y + 2.150%) due 12/01/2035 ~	290	293
3.469% (US0012M + 1.633%) due 02/01/2035 ~	33	34
3.487% (US0012M + 1.737%) due 09/01/2035 ~	53	56
3.488% (US0012M + 1.483%) due 03/01/2035 ~	15	15

3.498% (H15T1Y + 2.221%) due 10/01/2037 ~	1,107	1,169
3.500% due 09/01/2039 - 09/01/2047	8,253	8,203
3.500% due 04/25/2046 (a)	581	74
3.509% (- 1.0*LIBOR01M + 5.600%) due 06/25/2044 ~(a)	1,064	130
3.530% (US0012M + 1.780%) due 11/01/2035 ~	65	67
3.566% due 05/25/2035 ~	117	123
3.570% due 08/25/2028 «(c)	516	516
3.579% (US0012M + 1.386%) due 04/01/2035 ~	57	60
3.611% (US0006M + 1.509%) due 01/01/2035 ~	124	129
3.642% (US0012M + 1.596%) due 02/01/2035 ~	16	17
3.667% (H15T1Y + 2.041%) due 09/01/2041 ~	265	278
3.686% (H15T3Y + 1.940%) due 05/01/2023 ~	2	2
3.712% (US0012M + 1.731%) due 05/01/2038 ~	804	847
3.739% (US0012M + 1.639%) due 07/01/2035 ~	50	52
3.744% (US0012M + 1.715%) due 02/01/2035 ~	16	17
3.757% (US0012M + 1.649%) due 02/01/2035 ~	25	26
3.766% (H15T1Y + 2.280%) due 05/01/2035 ~	83	88
3.767% (US0012M + 1.719%) due 07/01/2035 ~	24	25
3.780% due 08/01/2028 «(c)	200	204
3.791% (H15T1Y + 2.238%) due 01/01/2036 ~	267	282
3.835% (H15T1Y + 2.405%) due 07/01/2035 ~	64	68
3.864% (US0006M + 1.550%) due 05/01/2035 ~	20	21
3.869% (US0006M + 1.550%) due 05/01/2035 ~	175	182
3.959% (- 1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	1,664	251
3.976% (H15T1Y + 2.124%) due 04/01/2033 ~	55	57
4.000% due 06/01/2033 - 06/01/2048	20,574	21,137
4.089% (US0012M + 1.699%) due 05/01/2035 ~	73	77
4.255% (US0006M + 2.255%) due 10/01/2032 ~	122	122
4.257% (H15T1Y + 2.257%) due 06/01/2030 ~	7	7
4.494% (- 1.0*LIBOR01M + 6.585%) due 11/25/2035 ~(a)	1,782	222
4.500% due 01/01/2020 - 08/25/2043	3,082	3,255
4.708% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	203	175
5.000% due 01/01/2019 - 01/01/2024	253	259
5.500% due 08/01/2024 - 11/01/2039	705	768
5.500% due 05/25/2045 (a)	171	38
6.000% due 03/01/2022 - 11/01/2040	1,822	1,978
6.500% due 09/25/2023 - 11/01/2037	955	1,054
6.500% due 04/25/2038 (a)	34	7
7.000% due 09/25/2023	8	9
7.500% due 09/01/2034	1	1
7.750% due 08/25/2022	7	7
Fannie Mae, TBA
3.000% due 07/01/2033 - 08/01/2033	16,300	16,191
3.500% due 07/01/2033 - 08/01/2048	21,800	21,761
4.000% due 08/01/2033	1,100	1,127
4.500% due 07/01/2033	1,500	1,509
5.000% due 08/01/2048	2,900	3,067
Freddie Mac
0.909% due 01/25/2023 ~(a)	21,926	639
0.942% due 10/15/2037 ~(a)	64	2
1.054% due 10/15/2037 ~(a)	28	1
1.130% due 11/25/2022 ~(a)	10,023	358
1.273% due 05/15/2037 ~(a)	51	3
1.297% due 03/15/2037 ~(a)	65	3
1.322% due 11/15/2038 ~(a)	192	10
1.341% due 04/25/2021 ~(a)	6,072	168
1.375% due 11/15/2036 ~(a)	167	10
1.380% due 08/15/2041 ~(a)	59	3
1.408% due 06/15/2038 ~(a)	107	6
1.413% due 10/15/2041 ~(a)	148	6
1.448% due 11/25/2019 ~(a)	3,380	46
1.534% due 11/25/2019 ~(a)	32,940	551
1.550% due 02/15/2038 ~(a)	141	7
1.624% due 08/15/2036 ~(a)	142	5
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	272	272
2.323% (LIBOR01M + 0.250%) due 05/15/2035 ~	46	46
2.331% (LIBOR01M + 0.330%) due 11/25/2021 ~	143	143
2.351% (LIBOR01M + 0.350%) due 09/25/2021 ~	160	160
2.473% (LIBOR01M + 0.400%) due 06/15/2032 - 12/15/2032 ~	40	41
2.500% due 12/01/2032 - 09/01/2046	3,203	3,075
2.523% (LIBOR01M + 0.450%) due 12/15/2031 ~	67	67
2.573% (LIBOR01M + 0.500%) due 09/15/2030 ~	9	9
2.577% (12MTA + 1.200%) due 02/25/2045 ~	206	207
2.872% (H15T3Y + 1.914%) due 11/01/2028 ~	1	1
2.973% (LIBOR01M + 0.900%) due 02/15/2021 ~	58	58
3.000% due 06/01/2027 - 05/15/2048	10,428	9,984
3.252% (H15T3Y + 2.088%) due 08/01/2025 ~	1	1
3.417% (H15T1Y + 2.250%) due 09/01/2034 ~	425	451
3.489% (H15T1Y + 2.250%) due 11/01/2031 ~	27	28
3.492% (US0012M + 1.727%) due 01/01/2035 ~	26	27
3.500% due 12/15/2022 - 10/15/2044	697	650
3.500% (US0012M + 1.625%) due 03/01/2035 ~	10	10
3.500% due 01/15/2043 - 08/15/2045 (a)	1,257	246
3.505% (US0012M + 1.625%) due 02/01/2035 ~	4	4
3.515% (US0012M + 1.766%) due 11/01/2036 ~	136	143
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~	16	17

3.676% (H15T1Y + 2.390%) due 05/01/2032 ~	16	16
3.737% (US0012M + 1.900%) due 02/01/2035 ~	14	15
3.777% (US0012M + 1.781%) due 10/01/2039 ~	741	779
3.874% (US0012M + 1.770%) due 09/01/2035 ~	180	188
3.909% (US0012M + 1.900%) due 03/01/2035 ~	9	9
3.916% (US0012M + 1.883%) due 08/01/2036 ~	26	27
3.964% (H15T1Y + 2.250%) due 02/01/2035 ~	6	6
4.000% due 03/15/2042 - 07/01/2043	3,242	3,326
4.000% due 09/15/2045 - 04/15/2046 (a)	2,456	436
4.105% (H15T1Y + 2.230%) due 02/01/2028 ~	21	22
4.109% (H15T1Y + 2.476%) due 06/01/2035 ~	27	29
4.111% (H15T1Y + 2.250%) due 04/01/2035 ~	54	57
4.125% (H15T1Y + 2.250%) due 04/01/2035 ~	33	35
4.500% due 03/15/2021 - 04/01/2044	805	844
5.000% due 09/01/2033 - 07/01/2041	3,181	3,400
5.500% due 04/01/2027 - 06/01/2040	2,172	2,348
5.500% due 10/15/2035 (a)	230	43
6.000% due 02/01/2024 - 05/01/2040	1,602	1,759
6.471% (- 2.667*LIBOR01M + 12.000%) due 08/15/2046 ~	349	349
6.500% due 12/15/2023 - 05/15/2028	171	184
6.980% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	137	137
8.000% due 06/15/2026	4	4
8.070% (- 4.0*LIBOR01M + 16.000%) due 05/15/2041 ~	199	223
Freddie Mac, TBA
2.500% due 07/01/2048	2,000	1,870
3.000% due 07/01/2048	5,000	4,837
3.500% due 07/01/2048	14,500	14,420
4.000% due 07/01/2048 - 08/01/2048	8,500	8,654
Ginnie Mae
0.270% due 12/20/2045 ~(a)	360	7
0.368% due 06/20/2042 ~(a)	360	8
0.418% due 06/20/2042 ~(a)	331	8
0.494% due 11/20/2045 ~(a)	316	9
0.498% due 09/20/2045 ~(a)	426	11
0.819% due 06/20/2043 ~(a)	279	7
2.000% due 03/20/2043	78	69
2.285% (LIBOR01M + 0.200%) due 07/16/2032 ~	2	2
2.335% (LIBOR01M + 0.250%) due 08/16/2032 ~	62	61
2.635% (LIBOR01M + 0.550%) due 04/16/2032 ~	71	71
2.637% (US0001M + 0.720%) due 09/20/2063 ~	949	958
2.667% (US0001M + 0.750%) due 09/20/2065 ~	898	909
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	10	9
2.917% (US0001M + 1.000%) due 04/20/2063 - 08/20/2063 ~	3,187	3,247
3.000% due 05/20/2039 (a)	310	28
3.000% due 03/20/2043 - 09/20/2047	958	918
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	2	2
3.217% (US0001M + 1.300%) due 09/20/2063 ~	795	813
3.500% due 01/20/2041 - 08/20/2042 (a)	1,227	181
3.500% due 02/15/2042 - 09/20/2047	7,621	7,603
3.996% (- 1.0*LIBOR01M + 6.080%) due 11/20/2045 ~(a)	1,168	203
4.000% due 03/15/2045 - 04/20/2048	3,497	3,622
4.000% due 06/20/2045 (a)	1,361	261
4.070% due 01/15/2050	1,254	1,257
4.500% due 01/15/2035 - 06/20/2043	1,958	2,069
4.708% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	138	119
5.000% due 11/20/2034 - 08/20/2044	2,083	2,219
5.000% (- 6.0*LIBOR01M + 24.000%) due 08/20/2045 ~	85	79
5.500% due 09/15/2033 - 12/15/2039	270	293
6.000% due 05/20/2042	79	88
6.500% due 07/15/2024 - 08/15/2038	450	496
7.500% due 08/15/2027	1	1
Ginnie Mae, TBA
3.000% due 07/01/2048	4,000	3,914
3.500% due 07/01/2048	4,200	4,214
4.000% due 07/01/2048 - 08/01/2048	10,300	10,543
4.500% due 08/01/2048	8,000	8,303
5.000% due 08/01/2048	1,100	1,153

Total U.S. Government Agencies (Cost $219,084)		217,627

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
2.250% due 11/15/2025 (h)	1,300	1,250
2.375% due 01/31/2023 (f)	700	689
2.500% due 03/31/2023	600	594
2.750% due 02/15/2028 (f)	600	595

Total U.S. Treasury Obligations (Cost $3,186)		3,128

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Banc of America Funding Trust
2.664% due 05/20/2035 ^•	56	49
4.046% due 01/20/2047 ^~	347	336
Banc of America Mortgage Trust
4.817% due 07/20/2032 ~	7	7

Chevy Chase Funding LLC Mortgage-Backed Certificates
2.371% due 01/25/2035 •	37	37
Citigroup Mortgage Loan Trust
2.760% due 08/25/2035 ^•	589	557
Civic Mortgage LLC
3.892% due 06/25/2022	274	274
COLT Mortgage Loan Trust
3.000% due 05/25/2046	92	92
Countrywide Alternative Loan Trust
2.284% due 07/20/2046 ^•	83	61
2.301% due 05/25/2035 •	420	401
2.341% due 09/25/2046 ^•	431	333
2.341% due 10/25/2046 ^•	98	76
2.361% due 05/25/2036 ^•	10	3
2.364% due 09/20/2046 •	341	184
2.431% due 10/25/2046 ^•	381	229
2.461% due 11/25/2035 ^•	7	1
Countrywide Home Loan Mortgage Pass-Through Trust
2.391% due 04/25/2046 ^•	22	2
2.431% due 03/25/2036 •	55	25
2.441% due 02/25/2036 ^•	19	7
2.666% due 04/25/2035 ~	519	477
2.671% due 04/25/2035 •	153	142
3.011% due 09/25/2034 •	151	134
3.213% due 06/19/2031 ~	34	33
Credit Suisse First Boston Mortgage Securities Corp.
3.581% due 09/25/2034 ~	126	126
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	473	469
Freddie Mac
4.127% due 01/15/2043 •(a)	2,361	351
GreenPoint Mortgage Funding Trust
2.291% due 10/25/2046 •	320	271
2.291% due 12/25/2046 ^•	309	283
2.361% due 04/25/2036 ^•	20	50
2.411% due 09/25/2046 ^•	356	256
2.431% due 10/25/2046 •	343	250
GSR Mortgage Loan Trust
2.351% due 08/25/2046 •	279	170
HarborView Mortgage Loan Trust
2.278% due 07/21/2036 •	113	100
2.325% due 03/19/2036 •	51	47
HomeBanc Mortgage Trust
2.271% due 12/25/2036 •	127	125
IndyMac Mortgage Loan Trust
2.291% due 06/25/2046 •	124	107
2.291% due 11/25/2046 •	257	234
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	793	775
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042 «•	935	911
Lehman XS Trust
2.411% due 11/25/2046 ^•	350	278
MASTR Adjustable Rate Mortgages Trust
2.691% due 05/25/2047 ^•	288	227
2.771% due 05/25/2047 ^•	288	171
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	1,020	215
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	65	65
Motel 6 Trust
2.993% due 08/15/2034 •	978	979
Residential Accredit Loans, Inc. Trust
2.291% due 12/25/2046 ^•	230	201
2.321% due 05/25/2037 ^•	40	31
2.361% due 05/25/2046 ^•	168	143
3.793% due 08/25/2035 ^~	201	136
Sequoia Mortgage Trust
2.785% due 10/19/2026 •	42	42
2.844% due 10/20/2027 •	10	9
Structured Asset Mortgage Investments Trust
2.745% due 09/19/2032 •	25	24
Thornburg Mortgage Securities Trust
3.462% due 10/25/2046 •	176	167
UBS-Barclays Commercial Mortgage Trust
1.279% due 04/10/2046 ~(a)	3,111	138
WaMu Mortgage Pass-Through Certificates Trust
2.591% due 07/25/2044 •	132	132
2.791% due 12/25/2045 •	308	220
Washington Mutual Mortgage Pass-Through Certificates Trust
2.278% due 12/25/2046 •	216	186
2.328% due 04/25/2047 ^•	6	0
2.341% due 07/25/2046 ^•	12	8

Wells Fargo Commercial Mortgage Trust
1.949% due 10/15/2045 ~(a)	2,622	160

Total Non-Agency Mortgage-Backed Securities (Cost $10,896)		11,517

ASSET-BACKED SECURITIES 19.1%
ACE Securities Corp. Home Equity Loan Trust
2.231% due 07/25/2036 •	1,724	1,425
Aegis Asset-Backed Securities Trust
2.791% due 03/25/2035 •	300	288
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •	10	10
Amresco Residential Securities Corp. Mortgage Loan Trust
2.586% due 06/25/2028 •	51	50
2.721% due 09/25/2028 •	170	173
Atrium CDO Corp.
3.298% due 07/16/2025 •	2,130	2,132
Bayview Opportunity Master Fund Trust
3.721% due 02/28/2033	86	86
BlueMountain CLO Ltd.
3.249% due 10/29/2025 •	653	653
Centex Home Equity Loan Trust
2.391% due 01/25/2032 •	12	12
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •	81	80
Citigroup Mortgage Loan Trust
2.251% due 12/25/2036 •	909	602
Conseco Finance Home Equity Loan Trust
3.573% due 05/15/2032 •	284	283
Countrywide Asset-Backed Certificates
2.231% due 04/25/2047 •	228	222
2.771% due 06/25/2033 •	77	77
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(c)	3,000	3,000
EMC Mortgage Loan Trust
3.591% due 08/25/2040 •	56	55
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(c)	2,400	2,400
Flagship Ltd.
3.479% due 01/20/2026 •	428	429
GSAA Home Equity Trust
2.391% due 03/25/2037 •	301	193
Home Equity Asset Trust
2.691% due 11/25/2032 •	3	3
HSI Asset Securitization Corp. Trust
2.231% due 01/25/2037 •	472	387
Jamestown CLO Ltd.
3.573% due 01/17/2027 •	2,210	2,213
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 01/25/2037 •	1,184	641
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •	722	366
Navient Student Loan Trust
3.241% due 03/25/2066 •	970	989
Nelnet Student Loan Trust
3.840% due 04/25/2024 •	272	274
NYMT Residential
4.000% due 03/25/2021	151	152
OFSI Fund Ltd.
2.998% due 03/20/2025 •	500	500
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •	895	698
Residential Asset Securities Corp. Trust
2.341% due 11/25/2036 •	742	641
RMAT LP
4.090% due 05/25/2048	1,141	1,143
Saxon Asset Securities Trust
3.841% due 12/25/2037 •	247	234
Securitized Asset-Backed Receivables LLC Trust
2.521% due 01/25/2035 •	653	614
SLM Student Loan Trust
2.400% due 01/25/2019 •	137	137
2.910% due 10/25/2064 •	2,300	2,295
Specialty Underwriting & Residential Finance Trust
2.771% due 01/25/2034 •	35	33
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •	145	145
Structured Asset Investment Loan Trust
2.401% due 01/25/2036 •	1,560	1,453
United National Home Loan Owner Trust
7.410% due 03/25/2025	37	37
Utah State Board of Regents
2.710% due 01/25/2057 •	1,385	1,388
Vibrant CLO Ltd.
3.259% due 07/24/2024 •	687	688

VOLT LLC
3.125% due 09/25/2047	714	710
3.250% due 06/25/2047	1,104	1,101
3.375% due 04/25/2047	119	119

Total Asset-Backed Securities (Cost $27,999)		29,131

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		559

Total Short-Term Instruments (Cost $559)		559

Total Investments in Securities (Cost $263,335)		263,682

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	197,198	1,949

Total Short-Term Instruments (Cost $1,949)		1,949

Total Investments in Affiliates (Cost $1,949)		1,949

Total Investments 174.4% (Cost $265,284)		$265,631
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $811)		40
Other Assets and Liabilities, net (74.4)%		(113,368)

Net Assets 100.0%		$152,303

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$559	U.S. Treasury Notes 1.875% due 02/28/2022	$(572)	$559	$559

Total Repurchase Agreements						$(572)	$559	$559

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	2.160%	06/13/2018	07/05/2018	$(594)	$(595)

Total Reverse Repurchase Agreements					$(595)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.990%	05/04/2018	07/10/2018	$(1,679)	$(1,685)

Total Sale-Buyback Transactions					$(1,685)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (36.4)%
Fannie Mae, TBA	2.500%	07/01/2033	$3,850	$(3,726)	$(3,742)
Fannie Mae, TBA	2.500	08/01/2033	500	(484)	(486)
Fannie Mae, TBA	2.500	07/01/2048	1,000	(930)	(936)
Fannie Mae, TBA	3.000	07/01/2033	7,000	(6,940)	(6,958)
Fannie Mae, TBA	3.000	08/01/2048	4,950	(4,775)	(4,789)
Fannie Mae, TBA	4.000	07/01/2048	6,000	(6,116)	(6,117)
Fannie Mae, TBA	4.000	08/01/2048	500	(509)	(509)
Fannie Mae, TBA	4.500	08/01/2048	17,000	(17,651)	(17,671)
Fannie Mae, TBA	5.500	07/01/2048	2,500	(2,684)	(2,680)
Fannie Mae, TBA	6.000	07/01/2048	2,500	(2,747)	(2,735)
Ginnie Mae, TBA	2.500	07/01/2048	4,000	(3,774)	(3,788)
Ginnie Mae, TBA	4.000	07/01/2048	1,500	(1,534)	(1,537)
Ginnie Mae, TBA	4.500	07/01/2048	2,000	(2,076)	(2,079)
Ginnie Mae, TBA	5.000	07/01/2048	1,300	(1,363)	(1,357)

Total Short Sales (36.4)%				$(55,309)	$(55,384)

(f)	Securities with an aggregate market value of $2,269 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(3,130) at a weighted average interest rate of 1.894%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra September Futures	09/2018	24	$3,078	$26	$0	$0

Short Futures Contracts
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	10	$(1,202)	$(12)	$0	$0

Total Futures Contracts				$14	$0	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$13,200	$495	$50	$545	$8	$0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	493	539	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	100	7	4	11	0	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	500	13	22	35	1	0
Pay	3-Month USD-LIBOR	2.894	Semi-Annual	06/04/2028	600	0	(2)	(2)	0	(1)
Pay	3-Month USD-LIBOR	2.987	Semi-Annual	06/12/2028	2,700	0	15	15	0	(2)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028	1,000	10	11	21	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	300	24	(5)	19	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	2,700	160	1	161	2	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	3,000	0	(8)	(8)	0	(3)
Pay(1)	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	300	0	0	0	0	0
Pay(1)	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	100	0	1	1	0	0
Pay(1)	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	200	0	2	2	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	2,050	(77)	173	96	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,900	141	48	189	3	0

Total Swap Agreements						$819	$805	$1,624	$27	$(6)

(h)	Securities with an aggregate market value of $541 and cash of $385 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440%	12/13/2018	$400	$2	$1
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019	1,000	8	3
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	12/13/2018	600	4	2
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	1,300	8	4
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	2,800	21	7

							$43	$17

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$73.000	07/05/2018	$5,000	$0	$0
JPM	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	4,000	0	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	72.000	08/06/2018	10,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	74.000	08/06/2018	5,000	0	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2048	76.000	08/06/2018	2,000	0	0

					$1	$0

Total Purchased Options					$44	$17

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$97.859	07/05/2018	$500	$(1)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.859	07/05/2018	500	(1)	0
FAR	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	97.555	09/06/2018	500	(2)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.688	09/06/2018	500	(1)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.789	09/06/2018	500	(1)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.402	08/06/2018	500	(2)	(1)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.148	07/05/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.844	08/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.844	08/06/2018	500	(1)	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.633	07/05/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	500	(2)	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.703	08/06/2018	500	(2)	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.828	08/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.703	08/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.828	08/06/2018	500	(1)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	98.070	09/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.070	09/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.824	07/05/2018	500	(1)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.641	08/06/2018	250	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.000	08/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.641	08/06/2018	500	(1)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.000	08/06/2018	500	(1)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	500	(2)	0
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.047	09/06/2018	500	(2)	(4)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.969	07/05/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.016	07/05/2018	1,000	(3)	(5)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.227	07/05/2018	1,000	(2)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.969	07/05/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	100.031	07/05/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.609	09/06/2018	500	(1)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.719	09/06/2018	500	(1)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.773	09/06/2018	500	(1)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.988	09/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.016	09/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.781	07/05/2018	500	(1)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.094	08/06/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.328	08/06/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.750	08/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.914	08/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.094	08/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.328	08/06/2018	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.750	08/06/2018	500	(1)	0
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.711	09/06/2018	500	(1)	(2)

Total Written Options					$(52)	$(41)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695%	Monthly	08/17/2018	$5,000	$0	$(1)	$0	$(1)
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Monthly	07/05/2018	10,000	0	6	6	0
Receive		3-Month MTGEFNCL versus USSW10 Index Spread	0.720	Monthly	11/19/2018	5,000	0	0	0	0
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Monthly	07/12/2018	5,000	0	2	2	0
Receive		3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Monthly	07/23/2018	5,000	0	3	3	0
Receive		3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Monthly	08/06/2018	54,000	0	27	27	0
Receive		3-Month MTGEFNCL versus USSW10 Index Spread	0.695	Monthly	08/16/2018	5,000	0	(1)	0	(1)

							$0	$36	$38	$(2)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$(155)	$0	$2	$2	$0
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(76)	0	2	2	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(65)	0	2	2	0
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	(43)	0	1	1	0

								$0	$7	$7	$0

Total Swap Agreements								$0	$43	$45	$(2)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$833	$0	$833
Industrials	0	887	0	887
U.S. Government Agencies	0	216,907	720	217,627
U.S. Treasury Obligations	0	3,128	0	3,128
Non-Agency Mortgage-Backed Securities	0	9,831	1,686	11,517
Asset-Backed Securities	0	29,131	0	29,131
Short-Term Instruments
Repurchase Agreements	0	559	0	559
	$0	$261,276	$2,406	$263,682

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,949	$0	$0	$1,949

Total Investments	$1,949	$261,276	$2,406	$265,631

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(55,384)	$0	$(55,384)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	27	0	27
Over the counter	0	62	0	62
	$0	$89	$0	$89

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(43)	0	(43)

	$0	$(49)	$0	$(49)

Total Financial Derivative Instruments	$0	$40	$0	$40

Totals	$1,949	$205,932	$2,406	$210,287

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$720	$0	$0	$0	$0	$0	$0	$720	$0
Non-Agency Mortgage-Backed Securities	1,732	0	(49)	0	(2)	5	0	0	1,686	2

Totals	$1,732	$720	$(49)	$0	$(2)	$5	$0	$0	$2,406	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$720	Proxy Pricing	Base Price	100.031 - 101.656
Non-Agency Mortgage-Backed Securities	1,686	Proxy Pricing	Base Price	97.269 - 97.313

Total	$2,406

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 21.0% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
Barclays PLC
3.710% due 05/16/2024 ~	$200	$199
Deutsche Bank AG
3.549% due 02/27/2023 ~	100	97
HSBC Holdings PLC
6.250% due 03/23/2023 •(e)(g)	200	196
JPMorgan Chase & Co.
2.945% due 06/18/2022 ~	100	100

		592

INDUSTRIALS 0.2%
Woodside Finance Ltd.
4.600% due 05/10/2021	200	205

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019 ~	100	100

Total Corporate Bonds & Notes (Cost $904)		897

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	4,300	4,276
4.000% due 08/01/2048	600	611

Total U.S. Government Agencies (Cost $4,862)		4,887

U.S. TREASURY OBLIGATIONS 9.9%
U.S. Treasury Bonds
3.000% due 02/15/2048 (i)	300	301
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	106	104
0.125% due 01/15/2022	332	326
0.125% due 04/15/2022	618	606
0.125% due 07/15/2022	436	429
1.000% due 02/15/2048	305	315
2.000% due 01/15/2026	2,398	2,629
U.S. Treasury Notes
2.250% due 11/15/2027 (i)	2,600	2,471
2.375% due 08/15/2024 (i)	1,700	1,659
2.750% due 02/15/2024 (k)	800	799

Total U.S. Treasury Obligations (Cost $9,845)		9,639

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Impac Secured Assets Trust
2.251% (US0001M + 0.160%) due 03/25/2037 •	166	153
MortgageIT Trust
2.351% (US0001M + 0.260%) due 12/25/2035 •	163	162
Residential Asset Securitization Trust
6.000% due 04/25/2036	125	98
Residential Funding Mortgage Securities, Inc. Trust
4.218% due 04/25/2037 ~	133	119

Total Non-Agency Mortgage-Backed Securities (Cost $539)		532

ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust
2.571% (US0001M + 0.480%) due 04/25/2036 •	186	170
Bear Stearns Asset-Backed Securities Trust
3.141% (US0001M + 1.050%) due 08/25/2037 •	163	148
Countrywide Asset-Backed Certificates
2.241% (US0001M + 0.150%) due 05/25/2037 •	79	78
2.331% (US0001M + 0.240%) due 04/25/2037 •	162	115

GSAMP Trust
3.066% (US0001M + 0.975%) due 03/25/2035 ^•	140	122

Total Asset-Backed Securities (Cost $626)		633

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
2.500% due 12/31/2038	150	86
5.875% due 01/11/2028	50	41
Saudi Government International Bond
4.000% due 04/17/2025	200	199

Total Sovereign Issues (Cost $348)		326

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (h) 0.5%
		522

SHORT-TERM NOTES 2.8%
Federal Home Loan Bank
1.805% due 07/05/2018 (b)(c)	$1,300	1,300
1.881% due 08/03/2018 (b)(c)	700	699
1.914% due 08/08/2018 (b)(c)	400	399
1.924% due 09/10/2018 (b)(c)	300	299

		2,697

U.S. TREASURY BILLS 0.3%
1.952% due 09/06/2018 - 10/04/2018 (a)(b)	302	300

Total Short-Term Instruments (Cost $3,519)		3,519

Total Investments in Securities (Cost $20,643)		20,433

	SHARES
INVESTMENTS IN AFFILIATES 85.0%
MUTUAL FUNDS (f) 75.9%
PIMCO Credit Opportunities Bond Fund	857,907	8,510
PIMCO Dynamic Bond Fund	666,480	7,185
PIMCO EqS® Long/Short Fund	1,365,710	16,197
PIMCO Mortgage Opportunities and Bond Fund	660,140	7,255
PIMCO RAE Worldwide Long/Short PLUS Fund	1,514,933	14,907
PIMCO RealEstateRealReturn Strategy Fund	577,470	4,874
PIMCO TRENDS Managed Futures Strategy Fund	1,551,237	14,830

Total Mutual Funds (Cost $72,720)		73,758

SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	891,209	8,810

Total Short-Term Instruments (Cost $8,810)		8,810

Total Investments in Affiliates (Cost $81,530)		82,568

Total Investments 106.0% (Cost $102,173)		$103,001
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $344)		33
Other Assets and Liabilities, net (6.0)%		(5,834)

Net Assets 100.0%		$97,200

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$522	U.S. Treasury Notes 2.125% due 08/15/2021	$(536)	$522	$522

Total Repurchase Agreements						$(536)	$522	$522

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.180%	06/20/2018	07/05/2018	$(196)	$(197)
DEU	2.100	06/27/2018	07/11/2018	(381)	(381)
JPS	1.870	05/24/2018	07/24/2018	(195)	(195)

Total Reverse Repurchase Agreements					$(773)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
UBS	2.020%	05/10/2018	07/17/2018	$(563)	$(564)

Total Sale-Buyback Transactions					$(564)

(i)	Securities with an aggregate market value of $1,346 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,266) at a weighted average interest rate of 1.893%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.000	08/24/2018	52	$52	$0	$0

Total Purchased Options					$0	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	71		$17,281	$(72)	$0	$0
90-Day Eurodollar March Futures	03/2019	61		14,829	(57)	0	0
90-Day Eurodollar September Futures	09/2020	17		4,124	(6)	0	(1)
Euro-Bobl September Futures	09/2018	3	EUR	463	2	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	11		2,088	18	4	0
Put Options Strike @ EUR 124.000 on Euro-Bobl September 2018 Futures	08/2018	28		0	0	0	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	15		0	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	52		$5,908	23	0	(1)

					$(92)	$4	$(2)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	71		$(17,224)	$92	$2	$0
90-Day Eurodollar March Futures	03/2020	61		(14,796)	61	2	0
90-Day Eurodollar September Futures	09/2021	17		(4,124)	2	0	0
Australia Government 10-Year Bond September Futures	09/2018	7	AUD	(670)	(9)	1	(1)
E-mini S&P 500 Index September Futures	09/2018	11		$(1,497)	33	0	(1)
Euro STOXX 50 September Futures	09/2018	10	EUR	(396)	9	4	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	6		(1,083)	(20)	0	(5)
U.S. Treasury 10-Year Note September Futures	09/2018	9		$(1,082)	(10)	0	0
Volatility S&P 500 Index August Futures	08/2018	8		(131)	(4)	2	0
Volatility S&P 500 Index July Futures	07/2018	11		(176)	1	5	0
Volatility S&P 500 Index September Futures	09/2018	4		(67)	(6)	0	0
VSTOXX Mini August Futures	08/2018	20	EUR	(38)	(1)	2	(2)
VSTOXX Mini July Futures	07/2018	30		(57)	(1)	4	(3)
VSTOXX Mini September Futures	09/2018	10		(19)	0	1	0

					$147	$23	$(17)

Total Futures Contracts					$55	$27	$(19)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	2,400	$(61)	$(10)	$(71)	$0	$(14)
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		$8,600	1	(9)	(8)	0	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		8,600	0	4	4	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		1,600	(3)	(40)	(43)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		2,300	127	6	133	2	0
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2027		3,800	(28)	(53)	(81)	0	(2)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		200	0	8	8	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,100	232	12	244	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,000	(24)	71	47	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		700	77	(7)	70	1	0
Receive(1)	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	09/15/2027	AUD	400	(1)	0	(1)	0	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	09/15/2027	EUR	1,700	19	(32)	(13)	0	(2)
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028		1,200	0	6	6	2	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		600	(1)	12	11	1	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		3,200	(1)	(14)	(15)	0	(6)
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		1,500	0	(11)	(11)	0	(3)
Pay(1)	6-Month EUR-EURIBOR	2.010	Annual	02/03/2037		500	(3)	4	1	2	0
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		3,000	1	9	10	6	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		100	2	(2)	0	0	(1)
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	7,200	16	(7)	9	0	(1)
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		7,300	4	10	14	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		300	(17)	4	(13)	0	0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/15/2027		2,400	(6)	2	(4)	2	0
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		300	7	(5)	2	0	0
Receive(1)	6-Month GBP-LIBOR	1.994	Semi-Annual	02/01/2037		300	(2)	(4)	(6)	0	0
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		100	(1)	(2)	(3)	0	0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		100	(5)	1	(4)	0	0
Pay(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	940,000	27	3	30	0	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		370,000	(8)	(5)	(13)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		60,000	(4)	(1)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		110,000	(1)	(4)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		80,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		20,000	22	(7)	15	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	0	0	0	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		50	0	(1)	(1)	0	0

Total Swap Agreements							$369	$(65)	$304	$23	$(31)

(k)	Securities with an aggregate market value of $152 and cash of $837 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$117	AUD	158	$0	$0
	07/2018		135	EUR	115	0	0
	08/2018	AUD	158		$117	0	0
	09/2018	CLP	8,679		14	0	0
	09/2018	SEK	2		0	0	0
	09/2018	SGD	866		652	16	0
	09/2018		$423	INR	29,158	0	(1)
	09/2018		419	RUB	26,958	7	0
	09/2018		408	TRY	2,004	15	0
BPS	07/2018	ARS	3,035		$111	6	0
	07/2018	EUR	378		438	0	(3)
	07/2018		$218	ARS	6,070	0	(9)
	07/2018		9	GBP	7	0	0
BRC	08/2018		0	MXN	3	0	0
CBK	07/2018	CAD	74		56	0	0
	07/2018	GBP	354		469	2	0
	07/2018		$16	CAD	21	0	0
	07/2018		183	GBP	138	0	(1)
	07/2018		295	RUB	18,642	2	0
	08/2018	NOK	1,410		$174	0	0
	08/2018		$323	JPY	35,700	1	0
	08/2018		603	TRY	2,669	0	(33)
FBF	07/2018	AUD	147		$110	1	0
	07/2018		$7	CAD	10	0	0
	09/2018		430	BRL	1,626	0	(13)
	09/2018		1	PEN	4	0	0
GLM	07/2018	EUR	51		$60	0	0
	07/2018	GBP	82		109	2	0
	07/2018	JPY	2,700		25	0	0
	07/2018		$113	CAD	151	1	0
	07/2018		80	EUR	68	0	0
	07/2018		38	GBP	28	0	(1)
	07/2018		100	RUB	6,245	0	(1)
	08/2018		173	SEK	1,480	0	(8)
HUS	07/2018	RUB	20,135		$320	0	(1)
	07/2018		$7	EUR	6	0	0
	08/2018		294	RUB	18,642	1	0
	09/2018		501	CNH	3,187	0	(22)
IND	07/2018	TRY	201		$44	0	0
JPM	07/2018	AUD	23		17	0	0
	07/2018	CAD	257		198	3	0
	07/2018	TRY	434		94	0	0
	07/2018		$6	AUD	8	0	0
	07/2018		11	CAD	15	0	0
	07/2018		25	EUR	21	0	0
	07/2018		150	RUB	9,357	0	(1)
	08/2018		174	NOK	1,410	0	(1)
	09/2018	EUR	1,115		$1,302	0	(7)
	09/2018	KRW	464,167		421	3	0
	09/2018		$210	COP	618,315	0	0
	09/2018		210	IDR	3,014,844	0	(1)
	09/2018		414	MXN	8,721	20	0
	09/2018		1	PHP	35	0	0
	03/2019	EUR	227		$271	1	0
MSB	07/2018		$7	EUR	6	0	0
RBC	09/2018	CHF	1,286		$1,303	0	(4)
SCX	09/2018	KRW	877,961		817	27	0
SOG	09/2018	GBP	975		1,296	5	0
	09/2018		$76	NOK	615	0	0
SSB	07/2018	CAD	22		$17	0	0
	07/2018		$239	EUR	205	1	0
	08/2018	EUR	205		$239	0	(1)
	08/2018	JPY	37,321		342	4	0
	09/2018		$1,217	CAD	1,603	4	0
	09/2018		325	JPY	35,677	0	(1)
	09/2018		91	NZD	131	0	(2)
	09/2018		17	ZAR	235	0	0
UAG	07/2018		312	GBP	236	0	(1)
	08/2018	GBP	236		$312	1	0
	08/2018	SEK	495		57	1	0

Total Forward Foreign Currency Contracts						$124	$(112)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.390	07/05/2018	$	800	$0	$0
BPS	Call - OTC EUR versus USD		$1.390	09/10/2018	EUR	500	0	0
	Call - OTC GBP versus USD		1.580	09/10/2018	GBP	400	0	0
BRC	Call - OTC EUR versus USD		1.255	07/03/2018	EUR	600	0	0
	Call - OTC GBP versus USD		1.435	07/03/2018	GBP	500	0	0
	Call - OTC USD versus CAD	CAD	1.500	09/14/2018	$	350	0	0
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	55	1	1
HUS	Put - OTC USD versus RUB		59.150	07/12/2018	$	55	1	0

							$2	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	01/31/2019	$4,500	$5	$1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	10,500	38	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	800	32	29

							$75	$70

Options on Securities

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048		$68.000	07/05/2018		$6,200	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048		70.000	07/05/2018		1,100	0	0

							$0	$0

Total Purchased Options							$77	$71

Written Options:

Foreign Currency Options
Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$350	$(6)	$(6)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	47	(1)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$350	(4)	(5)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		47	(1)	0
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		350	(4)	0

							$(16)	$(11)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210%	01/31/2019	$900	$(5)	$(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	10,500	(49)	(53)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	5,800	(32)	(32)

							$(86)	$(86)

Total Written Options							$(102)	$(97)

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	1,850	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	$10,118	$0	$229	$229	$0
CBK	Receive	ERAUSLT Index	28,567	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	8,880	0	(203)	0	(203)
DUB	Receive	ERAUSLT Index	32,964	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	10,247	0	(234)	0	(234)
	Pay	S&P 500 Total Return Index	1,669	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	9,128	0	206	206	0
FBF	Receive	CSPMBKL1 Index	1,061	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	1,013	0	0	0	0
	Pay	CSPMBKS1 Index	1,073	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	1,018	0	0	0	0
JPM	Receive	JMABFNJ1 Index	19,148	0.35	Monthly	08/15/2018	1,988	0	49	49	0
	Receive	JPQIPRL1 Index	17,701	1-Month USD-LIBOR less a specified spread	Monthly	02/13/2019	17,734	0	2	2	0
	Pay	JPQIPRL1 Index	13,821	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	13,778	0	(2)	0	(2)

Total Swap Agreements								$0	$47	$486	$(439)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$592	$0	$592
Industrials	0	205	0	205
Utilities	0	100	0	100
U.S. Government Agencies	0	4,887	0	4,887
U.S. Treasury Obligations	0	9,639	0	9,639
Non-Agency Mortgage-Backed Securities	0	532	0	532
Asset-Backed Securities	0	633	0	633
Sovereign Issues	0	326	0	326
Short-Term Instruments
Repurchase Agreements	0	522	0	522
Short-Term Notes	0	2,697	0	2,697
U.S. Treasury Bills	0	300	0	300
	$0	$20,433	$0	$20,433

Investments in Affiliates, at Value
Mutual Funds	73,758	0	0	73,758
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,810	0	0	8,810
	$82,568	$0	$0	$82,568

Total Investments	$82,568	$20,433	$0	$103,001

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	23	0	50
Over the counter	0	681	0	681
	$27	$704	$0	$731

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(31)	0	(50)
Over the counter	0	(648)	0	(648)

	$(19)	$(679)	$0	$(698)

Total Financial Derivative Instruments	$8	$25	$0	$33

Totals	$82,576	$20,458	$0	$103,034
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2019 «	$661	$662

Total Corporate Bonds & Notes (Cost $661)		662

MUNICIPAL BONDS & NOTES 101.0%
ALABAMA 2.1%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,773
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
2.246% due 06/01/2049 ~	2,000	2,001
4.000% due 06/01/2049	1,500	1,599

		15,373

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	1,000	1,000

ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,221
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,201

		6,422

CALIFORNIA 15.8%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,697
5.000% due 12/01/2032	3,000	3,410
5.000% due 12/01/2033	3,500	3,967
5.000% due 12/01/2034	3,000	3,387
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,442
5.000% due 04/01/2038	10,000	11,473
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,046
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	16,850	19,220
California Health Facilities Financing Authority Revenue Bonds, Series 2018
5.000% due 11/15/2038	5,000	5,798
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,460	1,476
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,418
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,023
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,963
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,910
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2057	2,500	2,538
5.000% due 12/01/2053	1,200	1,371
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,555
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	607
5.000% due 05/01/2029	500	586
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,088
Marin Healthcare District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,985	3,136
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,415

5.125% due 05/01/2030	1,500	1,614
5.125% due 05/01/2031	1,500	1,612
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (a)	2,385	2,385
University of California Revenue Bonds, Series 2017
5.000% due 05/15/2052	3,000	3,449
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2035	1,000	1,025

		114,612

COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,103
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,422
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,671
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.248% due 11/15/2031 ~	1,930	1,937
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.303% due 09/01/2039 ~	1,000	1,003
2.458% due 09/01/2039 ~	2,200	2,223
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	9,664

		21,023

CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,899
5.000% due 06/15/2038	1,115	1,236

		3,135

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,788

FLORIDA 5.2%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,646
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	7,000	7,215
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,958
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	6,767
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	803
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (a)	2,900	1,666
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,363
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	4,000	4,513
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	3,833

		37,764

GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	5,200	5,050
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,975
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,385
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.093% due 04/01/2048 ~	10,000	9,970
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,206

		41,586

ILLINOIS 10.2%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,000	1,113
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,140
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,803
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,785

Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	5,011
Chicago, Illinois Waterworks Revenue Bonds, Series 2012
4.000% due 11/01/2037	4,250	4,262
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	1,800
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	496
Illinois Finance Authority Revenue Bonds, Series 2016
2.738% due 05/01/2036 ~	1,000	1,006
4.000% due 02/15/2036	3,290	3,419
5.000% due 02/15/2029	4,500	5,238
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,500	1,564
5.250% due 12/01/2052	2,000	2,066
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 12/01/2018 (e)	3,212	3,212
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,703
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,001
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,511
5.250% due 02/01/2034	3,500	3,647
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,453
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	902
5.000% due 05/01/2036	1,610	1,690
5.000% due 05/01/2042	2,200	2,299
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,131
5.000% due 11/01/2026	3,000	3,197
5.000% due 11/01/2027	1,500	1,601
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (c)	2,500	1,345
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,550
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (a)	2,945	2,863

		73,808

INDIANA 0.8%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,081
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,256
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	508
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	1,006

		5,851

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	528

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,112

LOUISIANA 0.8%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,528

MARYLAND 2.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,080	3,268
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,719
5.000% due 09/01/2039	1,500	1,664
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,256

		14,907

MASSACHUSETTS 2.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,741
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2053	4,750	5,224

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,365

		15,330

MICHIGAN 0.3%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,141

MISSOURI 0.4%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.076% due 06/01/2031	1,500	1,500
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,250	1,270

		2,770

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,524
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,264

		8,788

NEVADA 1.5%
Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	5,000	5,773
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	4,194
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,006
5.000% due 06/01/2033	220	252

		11,225

NEW JERSEY 3.8%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,112
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	500	573
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.060% due 09/01/2027 ~	2,500	2,472
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,354
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (a)	8,000	4,103
New Jersey Turnpike Authority Revenue Notes, Series 2017
2.088% due 01/01/2024 ~	6,000	6,030
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,073
5.000% due 06/01/2046	5,750	6,192

		27,909

NEW MEXICO 0.5%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,130	1,130
University of New Mexico Revenue Notes, Series 2016
5.000% due 06/01/2026	2,250	2,660

		3,790

NEW YORK 12.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,355
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (d)	1,750	1,741
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,096
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.
000% due 11/15/2028	10,000	11,089
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,140
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2043 (d)	3,605	3,769
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (d)	2,000	1,988
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,174
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,433
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,872

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,313
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	5,000	5,110
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,414
5.750% due 11/15/2051	5,000	5,574
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,150	2,283
5.375% due 11/15/2040	2,000	2,209
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
2.714% due 05/01/2034	2,000	2,000
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.575% due 10/01/2036	3,625	3,625
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	5,000	5,014
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,624
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,710	1,724
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,732
5.000% due 01/01/2031	1,075	1,171
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,237
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,541

		93,228

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
1.580% due 01/15/2037	3,000	3,000
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,429
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,693

		11,122

OHIO 5.8%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2028	1,160	1,350
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (a)	17,000	704
5.125% due 06/01/2024	14,465	14,453
5.375% due 06/01/2024	2,390	2,390
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,319
6.375% due 01/15/2043	1,000	1,054
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Bonds, Series 2018
5.250% due 12/01/2038	1,250	1,367
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,705
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	2,500	2,565
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,067
5.250% due 02/15/2029	2,900	3,258
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2032 (d)	5,000	5,295

		42,527

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	1,375	1,383
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,079
5.000% due 06/15/2031	500	538

		3,000

PENNSYLVANIA 4.2%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,280
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022	1,000	1,077
5.000% due 05/01/2027	250	278
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	3,500	3,693
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,796
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,285

5.000% due 06/01/2032	2,000	2,280
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	4,000	4,123
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (d)	3,000	3,368
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	2,000	1,964
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,289

		30,433

PUERTO RICO 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.000% due 07/01/2028	1,005	1,029
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029 ~	7,985	7,027
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,349
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	3,000	3,339
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,504

		16,248

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (a)	775	670
0.000% due 12/01/2022 (a)	1,000	821
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	400	423
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,423
5.000% due 02/01/2024	1,400	1,568

		7,905

TEXAS 8.6%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	860
5.000% due 01/01/2031	800	911
5.000% due 01/01/2032	655	743
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,423
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,876
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
2.240% due 08/15/2035 ~	2,850	2,663
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,133
5.000% due 07/01/2034	1,000	1,162
5.000% due 07/01/2035	1,460	1,693
5.000% due 07/01/2036	1,000	1,157
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,223
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	200	208
4.000% due 08/15/2035 (d)	700	726
4.000% due 08/15/2036 (d)	500	517
4.000% due 08/15/2037 (d)	800	827
4.000% due 08/15/2040 (d)	800	824
5.000% due 01/01/2042	2,000	2,106
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,713
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,317
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	97
6.000% due 09/15/2046	235	228
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,527
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,361
5.250% due 12/15/2022	3,825	4,271
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,330
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,442
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,558

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (e)	900	958

		62,854

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	3,405	3,328

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,387

VIRGINIA 1.3%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,155
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,238
University of Virginia Revenue Bonds, Series 2018
4.000% due 08/01/2048	2,000	2,102
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2056	2,500	2,731

		9,226

WASHINGTON 3.1%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018
4.000% due 01/01/2040 (d)	4,000	4,197
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,460
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.910% due 01/01/2035 ~	1,500	1,517
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.560% due 01/01/2042 ~	3,000	3,059
5.000% due 01/01/2047	2,000	2,206
Washington State General Obligation Bonds, Series 2017
5.000% due 02/01/2039	5,000	5,739

		22,178

WEST VIRGINIA 0.9%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,468
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,080
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	1,760	1,735

		6,283

WISCONSIN 0.7%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,453
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,500	3,597

		5,050

Total Municipal Bonds & Notes (Cost $694,644)		734,159

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.0%		145

U.S. TREASURY BILLS 0.1%
1.958% due 10/04/2018 (a)(b)	656	653

Total Short-Term Instruments (Cost $798)		798

Total Investments in Securities (Cost $696,103)		735,619

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	2,191,996	21,670

Total Short-Term Instruments (Cost $21,666)		21,670

Total Investments in Affiliates (Cost $21,666)		21,670

Total Investments 104.2% (Cost $717,769)		$757,289
Financial Derivative Instruments (g)(j) (0.0)% (Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (4.2)%		(30,315)

Net Assets 100.0%		$726,971

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	12/01/2018	10/24/2017	$3,212	$3,212	0.44%
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000	11/15/2022	09/20/2002	900	958	0.13

				$4,112	$4,170	0.57%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$145	U.S. Treasury Notes 2.000% due 02/15/2022	$(153)	$145	$145

Total Repurchase Agreements						$(153)	$145	$145

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	401	$(48,195)	$(273)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	109	(15,805)	(80)	0	(3)

Total Futures Contracts				$(353)	$0	$(3)

Cash of $981 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$662	$662
Municipal Bonds & Notes
Alabama	0	15,373	0	15,373
Alaska	0	1,000	0	1,000
Arizona	0	6,422	0	6,422
California	0	114,612	0	114,612
Colorado	0	21,023	0	21,023
Connecticut	0	3,135	0	3,135
District of Columbia	0	2,788	0	2,788
Florida	0	37,764	0	37,764
Georgia	0	41,586	0	41,586
Illinois	0	73,808	0	73,808
Indiana	0	5,851	0	5,851
Kansas	0	528	0	528
Kentucky	0	1,112	0	1,112
Louisiana	0	5,528	0	5,528
Maryland	0	14,907	0	14,907
Massachusetts	0	15,330	0	15,330
Michigan	0	2,141	0	2,141
Missouri	0	2,770	0	2,770
Nebraska	0	8,788	0	8,788
Nevada	0	11,225	0	11,225
New Jersey	0	27,909	0	27,909
New Mexico	0	3,790	0	3,790
New York	0	93,228	0	93,228
North Carolina	0	11,122	0	11,122
Ohio	0	42,527	0	42,527
Oregon	0	3,000	0	3,000
Pennsylvania	0	30,433	0	30,433
Puerto Rico	0	16,248	0	16,248
Tennessee	0	7,905	0	7,905
Texas	0	62,854	0	62,854
U.S. Virgin Islands	0	3,328	0	3,328
Utah	0	3,387	0	3,387
Virginia	0	9,226	0	9,226
Washington	0	22,178	0	22,178
West Virginia	0	6,283	0	6,283
Wisconsin	0	5,050	0	5,050
Short-Term Instruments
Repurchase Agreements	0	145	0	145
U.S. Treasury Bills	0	653	0	653
	$0	$734,957	$662	$735,619

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,670	$0	$0	$21,670

Total Investments	$21,670	$734,957	$662	$757,289

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3)	$0	$0	$(3)

Total Financial Derivative Instruments	$(3)	$0	$0	$(3)

Totals	$21,667	$734,957	$662	$757,286

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.6% ¤
MUNICIPAL BONDS & NOTES 95.9%
ALABAMA 1.8%
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	$1,000	$1,066
UAB Medicine Finance Authority, Alabama Revenue Bonds, Series 2017
5.000% due 09/01/2028	250	295

		1,361

ARIZONA 1.0%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	341
5.000% due 07/01/2030	350	396

		737

CALIFORNIA 1.5%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,110

COLORADO 5.3%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	583
Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048 (a)	750	870
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,141
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.458% due 09/01/2039 ~	760	768
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	651

		4,013

CONNECTICUT 4.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,124
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,145
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.298% due 07/01/2049 ~	1,000	1,005

		3,274

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	512

FLORIDA 3.4%
Escambia County, Florida Revenue Bonds, Series 2003
2.600% due 06/01/2023	1,000	1,000
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	1,000	1,031
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	577

		2,608

GEORGIA 1.3%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	996

GUAM 1.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	956

ILLINOIS 4.6%
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,067

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	312
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,008
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2025	1,000	1,140

		3,527

INDIANA 0.8%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	102
Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	503

		605

LOUISIANA 2.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,008
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	566

		1,574

MARYLAND 1.5%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,136

MASSACHUSETTS 3.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.010% due 07/01/2038 ~	750	755
Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	574
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,134

		2,463

MICHIGAN 0.9%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	559
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	103

		662

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
3.073% due 06/01/2031	870	870
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	43

		913

NEBRASKA 1.1%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	810

NEW JERSEY 6.0%
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	639
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	1,000	1,070
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	538
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	872
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	280
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2028	1,000	1,169

		4,568

NEW MEXICO 2.8%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	911

New Mexico Finance Authority Revenue Bonds, Series 2018
5.000% due 06/15/2030	1,000	1,199

		2,110

NEW YORK 9.7%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	872
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,121
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,145
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 01/15/2030 (a)	250	296
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,003
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,029
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,056
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	866

		7,388

NORTH CAROLINA 3.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,326
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,145

		2,471

OHIO 4.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	220
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,127
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,144
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	837

		3,328

OREGON 0.8%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	637

PENNSYLVANIA 9.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	1,000	1,113
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	568
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,152
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,124
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	583
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.449% due 08/15/2048 ~	750	752
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.110% due 12/01/2023 ~	1,000	1,000
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	284
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	762

		7,338

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029 ~	345	304

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	612

TENNESSEE 3.0%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018
5.000% due 07/01/2025	1,000	1,108

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,158

		2,266

TEXAS 15.8%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	875	1,007
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,115
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	364
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	773
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	552
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	101
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,180
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2030	750	895
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	823
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	1,090	1,188
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	595
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	624
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,045
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,748

		12,010

VIRGINIA 0.0%
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

WASHINGTON 2.9%
Energy Northwest, Washington Revenue Bonds, Series 2018
5.000% due 07/01/2031	1,000	1,194
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.560% due 01/01/2042 ~	1,000	1,020

		2,214

WISCONSIN 0.5%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	398

Total Municipal Bonds & Notes (Cost $71,283)		72,906

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%		496

Total Short-Term Instruments (Cost $496)		496

Total Investments in Securities (Cost $71,779)		73,402

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	201,791	1,995

Total Short-Term Instruments (Cost $1,994)		1,995

Total Investments in Affiliates (Cost $1,994)		1,995

Total Investments 99.2% (Cost $73,773)		$75,397
Other Assets and Liabilities, net 0.8%		645

Net Assets 100.0%		$76,042

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$496	U.S. Treasury Notes 2.000% due 02/15/2022	$(507)	$496	$496

Total Repurchase Agreements						$(507)	$496	$496

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,361	$0	$1,361
Arizona	0	737	0	737
California	0	1,110	0	1,110
Colorado	0	4,013	0	4,013
Connecticut	0	3,274	0	3,274
District of Columbia	0	512	0	512
Florida	0	2,608	0	2,608
Georgia	0	996	0	996
Guam	0	956	0	956
Illinois	0	3,527	0	3,527
Indiana	0	605	0	605
Louisiana	0	1,574	0	1,574
Maryland	0	1,136	0	1,136
Massachusetts	0	2,463	0	2,463
Michigan	0	662	0	662
Missouri	0	913	0	913
Nebraska	0	810	0	810
New Jersey	0	4,568	0	4,568
New Mexico	0	2,110	0	2,110
New York	0	7,388	0	7,388
North Carolina	0	2,471	0	2,471
Ohio	0	3,328	0	3,328
Oregon	0	637	0	637
Pennsylvania	0	7,338	0	7,338
Puerto Rico	0	304	0	304
South Dakota	0	612	0	612
Tennessee	0	2,266	0	2,266
Texas	0	12,010	0	12,010
Virginia	0	5	0	5
Washington	0	2,214	0	2,214
Wisconsin	0	398	0	398
Short-Term Instruments
Repurchase Agreements	0	496	0	496
	$0	$73,402	$0	$73,402

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,995	$0	$0	$1,995

Total Investments	$1,995	$73,402	$0	$75,397

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.5% ¤
MUNICIPAL BONDS & NOTES 95.1%
FLORIDA 1.0%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	$2,500	$2,577

NEW YORK 90.8%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045	1,000	1,142
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,428
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	805
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,844
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2031	750	873
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	596
5.000% due 08/01/2040	500	544
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,621
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	452
5.000% due 08/01/2036	500	564
5.000% due 11/01/2047 (c)	4,000	5,018
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	486
5.000% due 07/01/2044	1,000	1,095
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,105
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,390
5.000% due 07/01/2035	1,100	1,271
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	347
5.000% due 09/15/2027	275	317
5.000% due 09/15/2028	275	316
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	292
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,777
5.000% due 07/01/2041	1,500	1,605
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,131
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,033
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,480
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,074
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,548
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	574
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,046
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,315
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,785
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,213
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,854
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,279
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,718
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (c)	280	295
4.000% due 07/01/2043 (c)	1,720	1,798
4.000% due 10/01/2047	1,000	1,000

5.000% due 12/01/2046	1,000	1,102
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,763
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,941
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (c)	1,000	994
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	517
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,759
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
1.490% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,242
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,927
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,157
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,563
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
1.540% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.000% due 06/15/2047	3,000	3,066
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,282
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,039
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	2,500	2,914
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2016
4.000% due 04/01/2027	1,570	1,756
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	515
5.000% due 11/15/2029	1,000	1,156
5.000% due 11/15/2045	2,000	2,243
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	704
0.000% due 06/01/2055 (a)	5,000	355
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,115	2,632
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,045
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,804
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,500	4,779
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,005
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,147
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,095
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,500
5.000% due 07/01/2038	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,025
5.500% due 05/01/2037	400	413
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,589
5.000% due 07/01/2035	500	530
5.500% due 07/01/2040	1,000	1,073
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	541
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,218
5.000% due 12/15/2026	4,000	4,485
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,376
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,242
5.000% due 07/01/2050	1,285	1,432
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,252
5.000% due 07/01/2030	800	938
5.000% due 07/01/2038	1,000	1,160
5.000% due 07/01/2042 (c)	5,000	5,737
5.000% due 07/01/2043	1,530	1,766
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	2,111
5.000% due 10/01/2048	1,500	2,000

New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
2.686% due 05/01/2034	1,000	1,000
2.714% due 05/01/2034	500	500
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.575% due 10/01/2036	500	500
New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	4,011
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,298
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	3,047
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,347
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,054
New York State Urban Development Corp. Revenue Bonds, Series 2017
4.000% due 03/15/2046	1,560	1,617
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	4,905
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,139
5.000% due 01/01/2034	2,000	2,246
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,168
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002
5.000% due 09/15/2028	2,640	2,659
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,816
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,142
5.250% due 10/15/2057	2,000	2,315
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,696
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,042
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	605
5.000% due 07/01/2038	300	346
Syracuse Industrial Development Agency, New York Revenue Bonds, (AMBAC Insured), Series 1999
2.911% due 12/01/2029	1,375	1,375
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,089
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,500	3,680
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,962
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,000	2,053
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,253
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,746
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	995
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	3,000	3,430

		227,095

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	955	954

PUERTO RICO 2.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
2.069% due 07/01/2029 ~	1,970	1,734
5.250% due 07/01/2031 ^	1,000	1,114
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,116
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	1,000	1,113

		5,077

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	2,250	2,199

Total Municipal Bonds & Notes (Cost $230,115)		237,902

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.3%		750

U.S. TREASURY BILLS 0.1%
1.958% due 10/04/2018 (a)(b)	273	272

Total Short-Term Instruments (Cost $1,022)		1,022

Total Investments in Securities (Cost $231,137)		238,924

	SHARES
INVESTMENTS IN AFFILIATES 7.4%
SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	1,885,490	18,640

Total Short-Term Instruments (Cost $18,634)		18,640

Total Investments in Affiliates (Cost $18,634)		18,640

Total Investments 102.9% (Cost $249,771)		$257,564
Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (2.9)%		(7,317)

Net Assets 100.0%		$250,244

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$750	U.S. Treasury Notes 2.000% due 02/15/2022	$(768)	$750	$750

Total Repurchase Agreements						$(768)	$750	$750

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	100	$(12,019)	$(63)	$0	$0
U.S. Treasury 30-Year Bond September Futures	09/2018	103	(14,935)	(314)	0	(3)

Total Futures Contracts				$(377)	$0	$(3)

Cash of $417 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$2,577	$0	$2,577
New York	0	227,095	0	227,095
Ohio	0	954	0	954
Puerto Rico	0	5,077	0	5,077
U.S. Virgin Islands	0	2,199	0	2,199
Short-Term Instruments
Repurchase Agreements	0	750	0	750
U.S. Treasury Bills	0	272	0	272
	$0	$238,924	$0	$238,924

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,640	$0	$0	$18,640

Total Investments	$18,640	$238,924	$0	$257,564

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(3)	$0	$0	$(3)

Total Financial Derivative Instruments	$(3)	$0	$0	$(3)

Totals	$18,637	$238,924	$0	$257,561
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Preferred and Capital Securities Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Wand Merger Corp.
TBD% due 04/27/2019		$1,000	$994

Total Loan Participations and Assignments (Cost $989)			994

CORPORATE BONDS & NOTES 79.6%
BANKING & FINANCE 74.6%
American International Group, Inc.
5.750% due 04/01/2048 •		5,400	5,332
Australia & New Zealand Banking Group Ltd.
6.750% due 06/15/2026 •(d)(e)		7,950	8,099
Banco Bilbao Vizcaya Argentaria S.A.
8.875% due 04/14/2021 •(d)(e)	EUR	3,000	3,933
Banco Santander S.A.
4.750% due 03/19/2025 •(d)(e)		800	865
Bank of America Corp.
5.875% due 03/15/2028 •(d)		$7,000	6,851
Barclays Bank PLC
7.625% due 11/21/2022 (e)		4,300	4,637
Barclays PLC
7.250% due 03/15/2023 •(d)(e)	GBP	2,700	3,667
BPCE S.A.
5.700% due 10/22/2023		$3,000	3,141
Brighthouse Holdings LLC
6.500% due 07/27/2037 (d)		2,000	1,970
CaixaBank S.A.
5.250% due 03/23/2026 •(d)(e)	EUR	3,200	3,431
6.750% (EUSA5 + 6.498%) due 06/13/2024 ~(d)(e)		1,000	1,244
CBL & Associates LP
5.950% due 12/15/2026		$2,710	2,285
Charles Schwab Corp.
5.000% due 12/01/2027 •(d)		7,500	7,191
Citigroup, Inc.
6.300% due 05/15/2024 •(d)		2,000	2,032
Citizens Financial Group, Inc.
6.000% due 07/06/2023 •(d)		5,000	5,050
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(d)(e)	EUR	1,000	1,316
Credit Agricole S.A.
7.500% due 06/23/2026 •(d)(e)	GBP	3,000	4,265
Credit Suisse Group AG
7.500% due 12/11/2023 •(d)(e)		$400	414
7.500% due 12/11/2023 •(d)		1,600	1,656
Danske Bank A/S
5.875% due 04/06/2022 •(d)(e)	EUR	3,000	3,820
7.000% due 06/26/2025 •(d)(e)		$5,000	4,922
Demeter Investments BV for Zurich Insurance Co. Ltd.
5.125% (H15T5Y + 3.265%) due 06/01/2048 ~		2,000	1,921
Deutsche Bank AG
4.875% due 12/01/2032 •(e)		5,000	4,284
Discover Financial Services
5.500% due 10/30/2027 •(d)		4,000	3,910
DNB Bank ASA
6.500% due 03/26/2022 •(d)(e)		3,000	3,071
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(d)		7,500	7,341
Freedom Mortgage Corp.
8.250% due 04/15/2025		1,350	1,333
General Motors Financial Co., Inc.
5.750% due 09/30/2027 •(d)		1,000	961
Goldman Sachs Group, Inc.
5.000% due 11/10/2022 •(d)		3,000	2,822
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(d)	GBP	3,000	5,005
HSBC Holdings PLC
6.250% due 03/23/2023 •(d)(e)		$3,800	3,734
ING Groep NV
4.700% due 03/22/2028 •		5,000	4,960
6.500% due 04/16/2025 •(d)(e)		3,500	3,394
JPMorgan Chase & Co.
6.100% due 10/01/2024 •(d)		1,500	1,551

KBC Group NV
4.250% due 10/24/2025 •(d)(e)	EUR	2,000	2,143
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		$8,000	8,090
MetLife, Inc.
5.875% due 03/15/2028 •(d)		5,000	5,091
Nationwide Building Society
10.250% ~(d)	GBP	15	3,014
Navient Corp.
6.750% due 06/15/2026		$3,000	2,939
Nippon Life Insurance Co.
4.000% due 09/19/2047 •		2,000	1,900
Nordea Bank AB
3.500% due 03/12/2025 •(d)(e)	EUR	200	214
6.125% due 09/23/2024 •(d)(e)		$4,000	3,920
Progressive Corp.
5.375% due 03/15/2023 •(d)		4,000	3,985
QNB Finance Ltd.
3.705% (US0003M + 1.350%) due 02/12/2020 ~		1,700	1,708
Quicken Loans, Inc.
5.250% due 01/15/2028		3,000	2,778
RBS Capital Trust
6.425% due 01/03/2034 •(d)		2,200	2,624
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(d)(e)		1,000	1,022
8.625% due 08/15/2021 •(d)(e)		1,000	1,065
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(d)(e)	GBP	3,500	4,783
Societe Generale S.A.
6.750% due 04/06/2028 •(d)(e)		$8,500	7,809
Springleaf Finance Corp.
7.125% due 03/15/2026		3,000	2,993
Stichting AK Rabobank Certificaten
6.500% (d)	EUR	1,200	1,665
Sumitomo Life Insurance Co.
4.000% (US0003M + 2.993%) due 09/14/2077 ~		$7,100	6,638
Svenska Handelsbanken AB
5.250% due 03/01/2021 •(d)(e)		1,840	1,787
Swedbank AB
6.000% due 03/17/2022 •(d)(e)		3,800	3,792
U.S. Bancorp
5.300% due 04/15/2027 •(d)		750	749
UBS AG
7.625% due 08/17/2022 (e)		1,560	1,726
UBS Group Funding Switzerland AG
7.000% due 02/19/2025 •(d)(e)		5,000	5,081
Virgin Money Holdings UK PLC
8.750% due 11/10/2021 •(d)(e)	GBP	3,400	4,683
VIVAT NV
7.000% (EUSA5 + 6.463%) due 06/19/2025 ~(d)(e)	EUR	1,000	1,206
Wand Merger Corp.
8.125% due 07/15/2023 (a)		$1,000	1,016

			204,829

INDUSTRIALS 5.0%
AA Bond Co. Ltd.
5.500% due 07/31/2043	GBP	400	484
Andeavor Logistics LP
6.875% due 02/15/2023 •(d)		$1,500	1,488
Enbridge, Inc.
6.250% due 03/01/2078 •		2,000	1,886

General Electric Co.
5.000% due 01/21/2021 •(d)	10,000	9,878

		13,736

Total Corporate Bonds & Notes (Cost $223,619)		218,565

U.S. GOVERNMENT AGENCIES 2.6%
Farm Credit Bank of Texas
6.200% due 06/15/2028 ~(d)	7,000	7,087

Total U.S. Government Agencies (Cost $7,000)		7,087

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
4.500% due 04/17/2030	3,000	3,002

Total Sovereign Issues (Cost $2,983)		3,002

	SHARES
COMMON STOCKS 0.4%
FINANCIALS 0.4%
Discover Financial Services	10,000	704
Wells Fargo & Co.	5,950	330

Total Common Stocks (Cost $1,060)		1,034

PREFERRED SECURITIES 2.3%
BANKING & FINANCE 2.3%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(d)	2,000	209
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)(f)	3,000	3,457
Morgan Stanley
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	100,000	2,569

Total Preferred Securities (Cost $6,602)		6,235

SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS (g) 11.3%		30,906

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
1.869% due 08/02/2018 (b)(c)(j)	$1,465	1,463

Total Short-Term Instruments (Cost $32,369)		32,369

Total Investments in Securities (Cost $274,622)		269,286

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	14,938	148

Total Short-Term Instruments (Cost $148)		148

Total Investments in Affiliates (Cost $148)		148

Total Investments 98.2% (Cost $274,770)		$269,434
Financial Derivative Instruments (h)(i) (0.5)% (Cost or Premiums, net $(1,411))		(1,259)
Other Assets and Liabilities, net 2.3%		6,253

Net Assets 100.0%		$274,428

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	05/16/2017	$3,682	$3,457	1.26%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.220%	06/29/2018	07/02/2018	$30,500	U.S. Treasury Notes 2.500% due 05/15/2024	$(31,116)	$30,500	$30,506
FICC	1.500	06/29/2018	07/02/2018	406	U.S. Treasury Notes 2.000% due 02/15/2022	(418)	406	406

Total Repurchase Agreements						$(31,534)	$30,906	$30,912

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	15		$1,704	$3	$0	$(1)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	11	EUR	(2,088)	$(9)	$0	$(3)
U.S. Treasury 10-Year Note September Futures	09/2018	7		$(841)	(8)	0	0
					$(17)	$0	$(3)

Total Futures Contracts					$(14)	$0	$(4)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	6-Month GBP-LIBOR	1.500%	Semi-Annual	09/19/2028	GBP	6,400	$147	$(107)	$40	$9	$0
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		700	(34)	6	(28)	0	0

							$113	$(101)	$12	$9	$0

Total Swap Agreements							$113	$(101)	$12	$9	$0

Cash of $590 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$47	EUR	40	$0	$0
BPS	07/2018	EUR	17,273		$20,035	0	(137)
BRC	07/2018	GBP	205		274	3	0
	07/2018		$4,797	GBP	3,668	44	0
	08/2018	GBP	3,668		$4,804	0	(44)
CBK	07/2018		20,507		27,241	176	0
GLM	07/2018	EUR	4,748		5,576	41	(9)
	07/2018	GBP	1,747		2,330	24	0
	07/2018		$6,826	EUR	5,819	0	(30)
	07/2018		47	GBP	35	0	0
HUS	07/2018	GBP	102		$135	0	0
JPM	07/2018		$992	EUR	844	0	(6)
	07/2018		79	GBP	59	0	(1)
SCX	07/2018		2,878		2,185	6	0
SSB	07/2018		17,832	EUR	15,318	57	0
	08/2018	EUR	15,318		$17,872	0	(56)
UAG	07/2018		$21,968	GBP	16,614	0	(42)
	08/2018	GBP	16,614		$21,999	43	0

Total Forward Foreign Currency Contracts						$394	$(325)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UniCredit SpA	1.000%	Quarterly	06/20/2023	3.294%	EUR	4,000	$(615)	$121	$0	$(494)
BPS	Banco BPM SpA	5.000	Quarterly	06/20/2023	6.046		1,100	(76)	21	0	(55)
	Intesa Sanpaolo	1.000	Quarterly	06/20/2023	3.435		6,000	(833)	49	0	(784)

								$(1,524)	$191	$0	$(1,333)

Total Swap Agreements								$(1,524)	$191	$0	$(1,333)

(j)

Securities with an aggregate market value of $1,463 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$994	$0	$994
Corporate Bonds & Notes
Banking & Finance	0	204,829	0	204,829
Industrials	0	13,736	0	13,736
U.S. Government Agencies	0	7,087	0	7,087
Sovereign Issues	0	3,002	0	3,002
Common Stocks
Financials	1,034	0	0	1,034
Preferred Securities
Banking & Finance	2,569	3,666	0	6,235
Short-Term Instruments
Repurchase Agreements	0	30,906	0	30,906
U.S. Treasury Bills	0	1,463	0	1,463
	$3,603	$265,683	$0	$269,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148	$0	$0	$148

Total Investments	$3,751	$265,683	$0	$269,434

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	9	0	9
Over the counter	0	394	0	394
	$0	$403	$0	$403

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	0	0	(4)
Over the counter	0	(1,658)	0	(1,658)

	$(4)	$(1,658)	$0	$(1,662)

Total Financial Derivative Instruments	$(4)	$(1,255)	$0	$(1,259)

Totals	$3,747	$264,428	$0	$268,175

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,078	$1,078
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022 ~		695	670

Total Loan Participations and Assignments (Cost $1,766)			1,748

CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 4.8%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,053
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	1,000	1,217
7.000% due 02/19/2019 •(f)(g)		1,200	1,436
Banco del Estado de Chile
4.125% due 10/07/2020		$5,300	5,362
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	900	1,109
Bank of America Corp.
3.108% (US0003M + 0.790%) due 03/05/2024 ~		$2,000	1,995
Bank of Ireland
7.375% due 06/18/2020 •(f)(g)	EUR	1,600	2,009
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$1,800	1,941
10.179% due 06/12/2021		2,400	2,771
Barclays PLC
3.200% due 08/10/2021		3,600	3,530
3.710% (US0003M + 1.380%) due 05/16/2024 ~		3,100	3,077
6.500% due 09/15/2019 •(f)(g)	EUR	1,000	1,205
7.000% due 09/15/2019 •(f)(g)	GBP	700	946
8.000% due 12/15/2020 •(f)(g)	EUR	1,900	2,463
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$700	703
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		3,100	3,105
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	1,500	1,875
6.625% due 06/29/2021 •(f)(g)		1,000	1,316
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		$2,800	2,706
4.250% due 10/14/2021		2,400	2,365
Erste Group Bank AG
8.875% due 10/15/2021 •(f)(g)	EUR	200	274
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028		1,100	1,283
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$1,300	1,294
2.597% due 11/04/2019		1,300	1,290
General Motors Financial Co., Inc.
2.350% due 10/04/2019		500	496
3.582% (US0003M + 1.270%) due 10/04/2019 ~		1,500	1,516
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		1,000	1,013
GSPA Monetization Trust
6.422% due 10/09/2029		118	134
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,200	1,202
3.326% (US0003M + 1.000%) due 05/18/2024 ~		600	599
3.821% (US0003M + 1.500%) due 01/05/2022 ~		600	618
6.500% due 03/23/2028 •(f)(g)		1,300	1,250
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		3,100	3,101
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(g)	GBP	2,000	2,695
MUFG Bank Ltd
2.300% due 03/05/2020		$1,100	1,083
Nationwide Building Society
6.875% due 06/20/2019 •(f)(g)	GBP	1,800	2,430
Navient Corp.
5.500% due 01/15/2019		$1,000	1,009
8.000% due 03/25/2020		400	423

Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		300	290
2.992% (US0003M + 0.650%) due 07/13/2022 ~		600	601
Rio Oil Finance Trust
8.200% due 04/06/2028		1,200	1,219
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		1,700	1,695
7.500% due 08/10/2020 •(f)(g)		1,200	1,226
8.625% due 08/15/2021 •(f)(g)		2,400	2,556
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,321
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	170	236
UBS AG
7.625% due 08/17/2022 (g)		$2,350	2,600
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		500	495
4.125% due 09/24/2025		500	497

			76,630

INDUSTRIALS 1.1%
Andeavor Logistics LP
5.500% due 10/15/2019		100	103
BAT Capital Corp.
2.764% due 08/15/2022		600	576
3.223% (US0003M + 0.880%) due 08/15/2022 ~		1,000	1,008
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~		300	299
3.300% due 03/15/2021		400	399
3.650% due 03/15/2023		1,800	1,769
Canadian Pacific Railway Co.
4.500% due 01/15/2022		200	207
Charter Communications Operating LLC
4.464% due 07/23/2022		500	506
4.908% due 07/23/2025		1,000	1,011
CNH Industrial Capital LLC
4.375% due 11/06/2020		300	305
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		1,500	1,486
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		300	301
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,900	3,226
Maple Escrow Subsidiary, Inc.
4.417% due 05/25/2025		$900	906
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		1,900	1,908
Mylan NV
3.150% due 06/15/2021		800	791
Penske Truck Leasing Co. LP
3.200% due 07/15/2020		200	200
Reynolds American, Inc.
4.000% due 06/12/2022		200	201
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		380	374
2.400% due 09/23/2021		270	259
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		1,500	1,501
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	692
ZF North America Capital, Inc.
4.500% due 04/29/2022		400	407

			18,682

UTILITIES 1.7%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		4,900	4,922
3.298% (US0003M + 0.950%) due 07/15/2021 ~		1,000	1,010
BellSouth Corp.
4.333% due 04/26/2021		6,000	6,064
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		3,000	3,003
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		1,900	1,900
Mississippi Power Co.
2.987% (US0003M + 0.650%) due 03/27/2020 ~		2,600	2,600
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		2,800	2,806
Petrobras Global Finance BV
5.999% due 01/27/2028		1,751	1,588

Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	1,000	1,001
Verizon Communications, Inc.
3.376% due 02/15/2025	505	486
3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,400	1,400

		26,780

Total Corporate Bonds & Notes (Cost $123,793)		122,092

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	216

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,487
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	1,043
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	557
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	285	302
6.725% due 04/01/2035	585	625

		4,014

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (c)	1,935	1,647

Total Municipal Bonds & Notes (Cost $5,160)		5,877

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
2.310% due 08/01/2022	200	194
2.870% due 09/01/2027	1,000	955
2.998% (US0006M + 1.373%) due 07/01/2035 ~	257	270
3.470% (US0006M + 1.550%) due 03/01/2034 ~	187	193
3.547% (H15T1Y + 2.198%) due 12/01/2034 ~	111	116
3.820% due 09/01/2021	4,571	4,674
4.500% due 09/25/2040	2,063	2,284
6.000% due 05/01/2036 - 04/01/2041	1,872	2,060
6.500% due 09/01/2036	309	341
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	167,600	166,722
4.000% due 08/01/2048	17,300	17,612
Freddie Mac
3.500% due 07/15/2042	6,541	6,235
6.500% due 05/01/2035	412	459
Ginnie Mae
2.332% due 08/20/2047 ~	1,332	1,331
3.210% due 04/20/2068 «~	3,800	3,897
Small Business Administration
5.490% due 03/01/2028	99	105
6.020% due 08/01/2028	835	888

Total U.S. Government Agencies (Cost $207,249)		208,336

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
3.000% due 02/15/2048	10,200	10,226
4.250% due 05/15/2039	4,200	5,063
4.375% due 11/15/2039	5,200	6,380
4.375% due 05/15/2040	8,200	10,081
4.500% due 08/15/2039 (m)	2,000	2,492
4.625% due 02/15/2040 (m)	3,500	4,438
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (k)	5,603	5,518
0.125% due 01/15/2022	11,734	11,536
0.125% due 04/15/2022	25,343	24,830
0.125% due 07/15/2022	17,323	17,040
0.125% due 07/15/2024	27,856	27,087
0.375% due 01/15/2027	5,082	4,939
0.375% due 07/15/2027	1,229	1,196
0.625% due 01/15/2026	2,636	2,622
1.000% due 02/15/2048	16,358	16,924
1.750% due 01/15/2028 (k)	10,524	11,503
2.000% due 01/15/2026	11,361	12,451
2.375% due 01/15/2025	6,247	6,929
2.375% due 01/15/2027	58,268	66,285
U.S. Treasury Notes
0.750% due 10/31/2018 (m)	200	199

1.125% due 09/30/2021 (k)(m)	17,200	16,387
1.500% due 08/15/2026 (k)(m)	4,700	4,244
2.125% due 05/15/2025 (k)(m)	33,150	31,722
2.375% due 05/15/2027	9,700	9,339

Total U.S. Treasury Obligations (Cost $314,417)		309,431

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,122	997
Banc of America Funding Trust
3.770% due 09/20/2046 ^~	5,889	5,374
Bear Stearns Adjustable Rate Mortgage Trust
3.849% due 08/25/2033 ~	178	179
Bear Stearns ALT-A Trust
3.781% due 05/25/2035 ~	208	212
Chase Mortgage Finance Trust
3.576% due 09/25/2036 ^~	1,368	1,297
Citigroup Mortgage Loan Trust
2.331% due 11/25/2036 •	662	663
3.712% due 09/25/2037 ^~	104	100
CitiMortgage Alternative Loan Trust
2.691% due 04/25/2037 •	1,403	1,156
Countrywide Alternative Loan Trust
2.211% due 12/25/2046 •	6,135	5,884
2.261% due 11/25/2036 •	3,107	2,975
5.500% due 06/25/2025	1,747	1,758
5.500% due 11/25/2035	609	558
6.000% due 12/25/2035 ^	2,230	2,142
6.000% due 05/25/2036 ^	250	199
6.250% due 06/25/2036	3,848	3,425
7.000% due 10/25/2037	507	330
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	1,406	1,219
6.000% due 02/25/2037 ^	1,482	1,267
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •	492	477
Credit Suisse Mortgage Capital Trust
4.134% due 06/25/2050 ~	2,391	1,933
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	8,266	3,711
Deutsche ALT-A Securities, Inc.
2.281% due 02/25/2037 •	5,323	4,849
Downey Savings & Loan Association Mortgage Loan Trust
2.275% due 10/19/2036 •	1,095	920
First Horizon Alternative Mortgage Securities Trust
4.012% due 06/25/2036 ~	4,195	3,886
Impac CMB Trust
2.731% due 03/25/2035 •	1,217	1,190
IndyMac Mortgage Loan Trust
2.291% due 11/25/2046 •	4,742	4,316
2.571% due 07/25/2035 •	1,685	1,631
JPMorgan Mortgage Trust
3.373% due 07/27/2037 ~	737	717
4.162% due 07/25/2035 ~	918	925
5.750% due 01/25/2036 ^	52	43
Lehman Mortgage Trust
2.741% due 11/25/2036 •	1,001	736
Lehman XS Trust
2.316% due 08/25/2046 •	2,733	2,573
Luminent Mortgage Trust
3.760% due 04/25/2036 ~	4,789	4,933
MASTR Asset Securitization Trust
6.000% due 06/25/2036	1,052	1,028
Merrill Lynch Alternative Note Asset Trust
2.130% due 02/25/2037 •	258	255
6.000% due 03/25/2037	262	208
Merrill Lynch Mortgage Investors Trust
3.532% due 04/25/2035 ~	106	104
3.595% due 02/25/2036 ~	10	10
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	433	357
MortgageIT Trust
2.351% due 12/25/2035 •	3,091	3,079
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	163	126
NovaStar Mortgage Funding Trust
2.296% due 09/25/2046 •	2,887	1,501
Prime Mortgage Trust
6.000% due 06/25/2036 ^	640	600
RBSSP Resecuritization Trust
2.210% due 02/26/2037 •	2,613	2,605
2.468% due 04/26/2037 •	107	107
Residential Accredit Loans, Inc. Trust
2.341% due 08/25/2037 •	155	149
6.000% due 01/25/2037 ^	247	232

6.000% due 03/25/2037	616	573
Residential Funding Mortgage Securities, Inc. Trust
4.218% due 04/25/2037 ~	1,551	1,388
Sequoia Mortgage Trust
3.798% due 09/20/2046 ^~	897	751
Structured Adjustable Rate Mortgage Loan Trust
3.552% due 08/25/2035 ~	215	194
3.888% due 03/25/2036 ^~	300	279
Structured Asset Securities Corp. Trust
5.500% due 06/25/2035	3,504	3,639
Thornburg Mortgage Securities Trust
2.486% due 03/25/2044 ~	729	716
3.056% due 12/25/2044 ~	955	964
3.424% due 09/25/2037 ~	9	9
WaMu Mortgage Pass-Through Certificates Trust
2.361% due 12/25/2045 •	155	155
2.558% due 02/25/2046 •	459	460
2.871% due 01/25/2045 •	5,473	5,479
3.278% due 10/25/2035 ~	203	206
3.413% due 12/25/2035 ~	1,892	1,912
3.459% due 06/25/2037 ^~	909	846
3.480% due 01/25/2035 ~	454	466
3.540% due 06/25/2037 ^~	339	326
Washington Mutual Mortgage Pass-Through Certificates Trust
2.341% due 02/25/2036 •	3,478	3,071
2.498% due 04/25/2046 •	416	377
Wells Fargo Mortgage-Backed Securities Trust
3.607% due 09/25/2036 ^~(a)	91	92
3.909% due 06/25/2035 ~	479	493
4.149% due 12/25/2034 ~	62	63

Total Non-Agency Mortgage-Backed Securities (Cost $91,754)		95,395

ASSET-BACKED SECURITIES 8.4%
Allegro CLO Ltd.
3.579% due 01/30/2026 •	1,100	1,100
Apidos CLO
3.482% due 07/22/2026 •	900	900
Argent Securities Trust
2.281% due 03/25/2036 •	5,574	5,181
Bayview Koitere Fund Trust
3.623% due 03/28/2033	1,253	1,253
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032	1,113	1,110
3.844% due 04/28/2033	2,541	2,548
Bear Stearns Asset-Backed Securities Trust
3.141% due 08/25/2037 •	3,216	2,936
3.647% due 07/25/2036 ~	292	294
Centex Home Equity Loan Trust
2.736% due 03/25/2034 •	543	538
CIFC Funding Ltd.
3.220% due 10/25/2027 •	2,000	2,000
Citigroup Mortgage Loan Trust
2.281% due 05/25/2037 •	3,615	2,773
6.750% due 05/25/2036	509	391
Citigroup Mortgage Loan Trust, Inc.
2.391% due 10/25/2036 •	2,266	2,205
2.991% due 09/25/2035 ^•	3,400	3,216
Countrywide Asset-Backed Certificates
2.231% due 07/25/2037 •	2,502	2,321
Countrywide Asset-Backed Certificates Trust
2.251% due 03/25/2037 •	190	188
Encore Credit Receivables Trust
2.826% due 11/25/2035 •	350	346
First Franklin Mortgage Loan Trust
2.251% due 11/25/2036 •	2,228	2,182
2.401% due 09/25/2036 •	485	436
2.451% due 11/25/2035 •	3,200	3,084
Fremont Home Loan Trust
2.241% due 10/25/2036 •	4,360	2,379
2.826% due 01/25/2035 •	1,600	1,582
2.826% due 07/25/2035 •	200	200
GSAA Home Equity Trust
2.161% due 03/25/2036 •	985	554
2.411% due 04/25/2047 •	2,324	1,673
6.295% due 06/25/2036	1,514	753
GSAMP Trust
2.191% due 12/25/2046 •	673	433
2.321% due 01/25/2037 •	1,300	1,106
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	800	800
Home Equity Mortgage Loan Asset-Backed Trust
2.311% due 04/25/2037 •	1,561	1,282
Merrill Lynch Mortgage Investors Trust
2.201% due 08/25/2037 •	15,455	10,428

Monarch Grove CLO
3.240% due 01/25/2028 •		2,400	2,401
Morgan Stanley ABS Capital, Inc. Trust
2.306% due 03/25/2037 •		3,389	1,791
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		1,200	1,201
MP CLO Ltd.
3.195% due 04/18/2027 •		1,900	1,899
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		320	321
New Century Home Equity Loan Trust
2.341% due 12/25/2035 •		6	6
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.032% due 10/25/2036 ^		957	405
NovaStar Mortgage Funding Trust
2.291% due 09/25/2037 •		3,852	3,748
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		3,000	3,002
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		494	494
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		900	903
Option One Mortgage Loan Trust
2.231% due 03/25/2037 •		1,256	964
2.451% due 01/25/2036 •		6,400	5,672
2.871% due 02/25/2035 •		2,976	2,895
Renaissance Home Equity Loan Trust
3.191% due 09/25/2037 •		912	520
5.586% due 11/25/2036		2,162	1,259
Residential Asset Securities Corp. Trust
2.671% due 06/25/2033 •		409	347
RMAT LP
4.090% due 05/25/2048		3,992	3,999
Securitized Asset-Backed Receivables LLC Trust
2.571% due 10/25/2035 •		4,800	4,188
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •		4,400	4,402
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		1,086	1,110
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	2,980	3,481
3.860% due 04/25/2023 •		$1,628	1,661
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027		1,430	1,423
Soundview Home Loan Trust
2.261% due 07/25/2037 •		1,958	1,710
3.391% due 10/25/2037 •		2,200	1,846
South Carolina Student Loan Corp.
3.300% due 09/03/2024 •		1,228	1,239
Specialty Underwriting & Residential Finance Trust
2.391% due 12/25/2036 •		4,123	4,024
Structured Asset Investment Loan Trust
2.871% due 02/25/2035 •		5,572	5,493
Structured Asset Securities Corp. Mortgage Loan Trust
2.431% due 02/25/2036 •		1,500	1,504
Telos CLO Ltd.
3.303% due 04/17/2028 •		2,500	2,500
3.623% due 01/17/2027 •		6,800	6,807
TICP CLO Ltd.
3.159% due 07/20/2027 •		1,300	1,299
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		1,329	1,326
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		343	344
VOLT LLC
3.125% due 09/25/2047		1,048	1,042

Total Asset-Backed Securities (Cost $130,171)			133,418

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
2.500% due 12/31/2038		4,400	2,511
5.875% due 01/11/2028		1,200	979
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,436	45
40.000% (ARPP7DRR) due 06/21/2020 ~		23,423	844
Brazil Government International Bond
5.625% due 02/21/2047		$1,300	1,107
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	4,966	1,305
6.000% due 05/15/2055 (e)		3,724	974
Israel Government International Bond
4.125% due 01/17/2048		$300	284
Qatar Government International Bond
5.250% due 01/20/2020		4,800	4,949
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,395

4.500% due 04/17/2030	1,400	1,401
5.000% due 04/17/2049	1,500	1,463

Total Sovereign Issues (Cost $19,434)		17,257

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)	7,400	8,529

Total Preferred Securities (Cost $7,622)		8,529

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.6%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018	$2,800	2,798
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~	11,100	11,112

		13,910

COMMERCIAL PAPER 7.4%
AT&T, Inc.
2.674% due 09/06/2018	6,900	6,866
Bell Canada
2.336% due 07/11/2018	1,900	1,899
Boston Scientific Corp.
2.489% due 07/17/2018	2,100	2,098
Discovery Communications LLC
2.711% due 07/13/2018	4,600	4,596
Dominion Resources, Inc.
2.336% due 07/10/2018	3,300	3,298
Energy Transfer Partners
2.842% due 07/03/2018	3,300	3,299
2.999% due 07/16/2018	6,100	6,093
Entergy Corp.
2.637% due 07/16/2018	4,800	4,795
Ford Motor Credit Co.
2.900% due 02/19/2019	5,000	4,912
GNRL MTRS FINCL Co., Inc.
2.509% due 07/19/2018	500	499
HP, Inc.
2.438% due 07/23/2018	6,800	6,791
Marriot International
2.474% due 07/16/2018	5,100	5,094
2.523% due 08/14/2018	3,500	3,489
2.523% due 08/15/2018	3,200	3,190
McKesson Corp.
2.427% due 07/23/2018	5,700	5,691
Qualcomm, Inc.
2.320% due 07/24/2018	3,200	3,195
Rockwell Collins, Inc.
2.337% due 07/02/2018	3,500	3,499
Schlumberger Holdings
2.684% due 07/11/2018	4,100	4,097
Sempra Energy Holdings
2.567% due 07/26/2018	5,900	5,890
2.568% due 07/18/2018	2,800	2,797
Southern Co.
2.415% due 07/10/2018	5,700	5,696
Syngenta Wilmington
2.998% due 07/27/2018	6,700	6,688
3.100% due 07/27/2018	5,900	5,889
Thomson Reuters Corp.
2.491% due 07/16/2018	6,600	6,593
VW CR, Inc.
2.592% due 08/15/2018	5,700	5,682
2.602% due 08/14/2018	3,000	2,991

Wec Energy Group, Inc.
2.437% due 07/18/2018		2,100	2,097

			117,724

REPURCHASE AGREEMENTS (i) 6.8%			108,812

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.600% due 07/18/2018 (d)	ARS	1,126	38
25.650% due 08/15/2018 (d)		1,770	58
40.700% due 07/18/2018 (d)		3,020	103

			199

ARGENTINA TREASURY BILLS 0.0%
2.974% due 11/16/2018 (c)(d)		$500	492

GREECE TREASURY BILLS 0.5%
0.980% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	6,500	7,560

Total Short-Term Instruments (Cost $249,052)			248,697

Total Investments in Securities (Cost $1,150,418)			1,150,780

	SHARES
INVESTMENTS IN AFFILIATES 40.8%
SHORT-TERM INSTRUMENTS 40.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.8%
PIMCO Short Asset Portfolio		21,318,419	213,312
PIMCO Short-Term Floating NAV Portfolio III		44,146,723	436,435

Total Short-Term Instruments (Cost $649,686)			649,747

Total Investments in Affiliates (Cost $649,686)			649,747

Total Investments 113.0% (Cost $1,800,104)			$1,800,527
Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $27,094)			(3,475)
Other Assets and Liabilities, net (12.8)%			(203,067)

Net Assets 100.0%			$1,593,985

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$7,622	$8,529	0.54%

Borrowings and Other Financing Transactions

(i) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.900%	06/29/2018	07/02/2018	$8,800	U.S. Treasury Bonds 3.375% due 05/15/2044	$(8,930)	$8,800	$8,801
JPS	1.930	06/28/2018	07/03/2018	1,612	U.S. Treasury Notes 2.875% due 05/15/2028	(1,609)	1,612	1,612
MBC	2.260	06/29/2018	07/02/2018	98,400	U.S. Treasury Notes 2.000% due 08/31/2021	(101,576)	98,400	98,419

Total Repurchase Agreements						$(112,115)	$108,812	$108,832

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875%	05/15/2028	$1,600	$(1,604)	$(1,609)

Total Short Sales (0.1)%				$(1,604)	$(1,609)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(6) of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,174		$772,552	$(2,655)	$0	$0
90-Day Eurodollar March Futures	03/2019	2,979		724,195	(1,909)	0	0
90-Day Eurodollar September Futures	09/2020	632		153,300	(187)	0	(24)
Euro-Bobl September Futures	09/2018	475	EUR	73,315	366	33	(22)
Euro-Bund 10-Year Bond September Futures	09/2018	420		79,727	707	123	0
U.S. Treasury 5-Year Note September Futures	09/2018	2,008		$228,143	(482)	0	(47)
U.S. Treasury 10-Year Note September Futures	09/2018	1,141		137,134	(22)	0	0
United Kingdom Long Gilt September Futures	09/2018	7	GBP	1,137	15	0	(2)

					$(4,167)	$156	$(95)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,174		$(769,973)	$3,067	$79	$0
90-Day Eurodollar March Futures	03/2020	2,979		(722,556)	1,815	112	0
90-Day Eurodollar September Futures	09/2021	632		(153,315)	51	16	0
Australia Government 10-Year Bond September Futures	09/2018	313	AUD	(29,965)	(405)	35	(24)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	185	EUR	(33,387)	(266)	0	(147)
U.S. Treasury 2-Year Note September Futures	09/2018	481		$(101,889)	37	15	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	266		(42,444)	(1,539)	17	0

					$2,760	$274	$(171)

Total Futures Contracts					$(1,407)	$430	$(266)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,400	$(448)	$81	$(367)	$0	$(9)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	41,800	(936)	176	(760)	0	(21)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	14,200	(305)	61	(244)	0	(8)

					$(1,689)	$318	$(1,371)	$0	$(38)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$14,900	$897	$(3)	$894	$7	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	6,850	$(35)	$(9)	$(44)	$0	$(2)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		3,750	(20)	(4)	(24)	0	(1)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,000	(27)	(6)	(33)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$34,800	26	94	120	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		95,600	983	284	1,267	8	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		9,500	(62)	63	1	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		136,000	(430)	(2,268)	(2,698)	0	(3)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		380,300	(34)	(323)	(357)	5	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		380,500	57	127	184	76	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		9,700	(20)	278	258	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		27,300	1,041	85	1,126	16	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		41,000	30	(368)	(338)	0	(24)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		700	34	21	55	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		79,700	4,419	187	4,606	56	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,000	8	41	49	1	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		28,900	(103)	292	189	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		193,210	14,834	2,245	17,079	149	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,300	290	8	298	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		1,600	123	62	185	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		33,700	(374)	1,569	1,195	26	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,800	846	(24)	822	11	0
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		7,900	0	23	23	9	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		5,850	(130)	401	271	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,150	53	250	303	4	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		600	0	50	50	1	0
Receive	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		1,300	39	102	141	2	0
Receive	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		100	7	7	14	0	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		1,900	55	147	202	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		57,900	6,442	(693)	5,749	93	0
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,900	0	(11)	(11)	7	0
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		6,100	0	(19)	(19)	12	0
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	29,600	(29)	180	151	40	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		11,900	(9)	228	219	16	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		78,900	(7)	(368)	(375)	0	(159)
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		31,400	9	(242)	(233)	0	(64)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		13,800	52	22	74	55	0
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		69,700	18	223	241	138	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		9,000	211	(236)	(25)	0	(86)
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	260,300	115	209	324	0	(24)
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		261,000	730	(243)	487	3	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		4,200	(195)	14	(181)	0	0
Receive	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		1,700	41	(13)	28	1	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		16,100	(10)	(150)	(160)	10	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		9,200	206	(148)	58	13	0
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		2,700	(73)	2	(71)	0	(1)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		9,400	(234)	(15)	(249)	0	(3)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		9,400	(450)	73	(377)	0	(4)
Pay(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	40,940,000	1,177	117	1,294	14	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		16,280,000	(347)	(215)	(562)	0	(33)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,120,000	(127)	(38)	(165)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,120,000	1,109	(260)	849	0	(7)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	7	4	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,800	5	(26)	(21)	0	(2)

							$30,241	$1,732	$31,973	$797	$(414)

Total Swap Agreements							$29,449	$2,047	$31,496	$804	$(452)

(k)	Securities with an aggregate market value of $18,406 and cash of $4,826 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	1,000		$1,216	$37	$0
BOA	07/2018	BRL	7,867		2,040	11	0
	07/2018		$8,238	AUD	11,160	21	0
	07/2018		2,081	BRL	7,867	0	(51)
	07/2018		5,037	EUR	4,304	0	(11)
	07/2018		15,925	RUB	994,205	0	(116)
	08/2018	AUD	11,160		$8,239	0	(21)
	08/2018	BRL	7,867		2,075	52	0
	08/2018		$9,506	RUB	591,001	0	(148)
	08/2018		3,657	ZAR	50,225	0	(13)
	09/2018	SGD	35,228		$26,529	631	0
BPS	07/2018	ARS	23,403		853	44	0
	07/2018	EUR	33,562		38,927	0	(266)
	07/2018	JPY	61,374		565	11	0
	07/2018		$1,652	ARS	46,806	2	(44)
	07/2018		912	EUR	788	8	0
	08/2018	ARS	1,770		$82	24	0
	12/2018	JPY	470,000		4,283	0	(15)
CBK	07/2018	CAD	20,686		15,832	97	0
	07/2018	GBP	18,382		24,354	94	0
	07/2018		$10	ARS	262	0	(1)
	08/2018	NOK	65,040		$8,005	6	0
	08/2018		$833	MXN	16,605	0	(4)
	08/2018		20,203	TRY	91,791	0	(627)
	12/2018	JPY	790,000		$7,207	0	(19)
	12/2018		$11,417	JPY	1,260,000	107	0
	03/2019	EUR	2,100		$2,673	169	0
DUB	07/2018	ARS	23,403		807	0	(2)
	07/2018		$839	ARS	23,403	0	(30)
FBF	07/2018	AUD	10,622		$7,937	77	0
	10/2018	EUR	1,600		1,993	111	0
GLM	07/2018	AUD	335		248	0	0
	07/2018	EUR	4,622		5,425	32	(5)
	07/2018	GBP	1,480		1,974	21	0
	07/2018		$8,031	CAD	10,691	101	0
	07/2018		3,946	EUR	3,383	6	(1)
	07/2018		1,092	GBP	811	0	(22)
	07/2018		1,051	RUB	65,372	0	(11)
	08/2018		993		62,346	0	(6)
	09/2018		7,643	CNH	48,860	0	(298)
HUS	07/2018	ARS	1,615		$76	21	0
	07/2018	RUB	93,956		1,505	11	(1)
	07/2018		$9	ARS	227	0	(1)
	07/2018		7,512	CAD	9,995	90	0
	07/2018		447	RUB	28,584	8	0
	08/2018	CAD	9,995		$7,516	0	(90)
	08/2018		$4,052	RUB	253,647	1	(37)
	09/2018		672	ARS	18,292	0	(86)
	09/2018		7,363	CNY	47,265	0	(266)
	01/2021	BRL	2,050		$316	0	(154)
IND	07/2018	TRY	18,235		3,979	39	0
JPM	07/2018	AUD	203		153	3	0
	07/2018	TRY	39,914		8,657	34	0
	08/2018	MXN	158		8	0	0
	08/2018		$8,039	NOK	65,090	0	(33)
	08/2018		2,233	ZAR	30,850	5	0
	08/2018	ZAR	6,782		$531	39	0
	03/2019	EUR	7,264		8,670	18	0
MSB	07/2018	ARS	2,058		73	3	0
	11/2018	EUR	1,800		2,192	70	0
NGF	07/2018	ARS	962		34	1	0
	09/2018		$220	TWD	6,525	0	(5)
RBC	08/2018		1,454	TRY	6,675	0	(30)
SCX	07/2018	BRL	7,867		$2,154	124	0
	07/2018		$2,040	BRL	7,867	0	(11)
	08/2018		7,317	SEK	63,535	0	(201)
	09/2018	KRW	39,962,349		$37,178	1,210	0
SSB	07/2018		$34,584	EUR	29,709	110	0
	08/2018	EUR	29,709		$34,661	0	(108)
	09/2018	SGD	2,270		1,695	26	0
TOR	07/2018	JPY	45,100		411	4	0
	07/2018		$969	JPY	106,474	0	(7)
	08/2018	JPY	106,474		$971	7	0
UAG	07/2018		$25,190	GBP	19,051	0	(48)
	08/2018	GBP	19,051		$25,226	49	0

Total Forward Foreign Currency Contracts						$3,535	$(2,789)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	2,434	$35	$25
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$2,451	28	0

							$63	$25

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	4,600	$121	$33
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$7,000	356	171
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,400	90	33
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$149,900	216	15
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		117,000	123	39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		14,000	725	342
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,200	139	46
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$738,400	2,673	2,831
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		35,800	203	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		39,000	215	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		9,200	442	249
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		33,600	1,351	1,207

								$6,654	$4,967

Total Purchased Options								$6,717	$4,992

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$15,260	$(261)	$(253)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,086	(36)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$15,260	(208)	(207)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,101	(30)	(1)
JPM	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	4,000	(132)	(134)
	Call - OTC USD versus TRY		4.900	11/14/2018		$4,000	(113)	(148)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		15,260	(165)	(8)

							$(945)	$(751)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	0

						$(1,389)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$34,900	$(363)	$(570)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	69,700	(742)	(1,138)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	23,400	(123)	(35)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	738,400	(3,470)	(3,726)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	244,000	(1,352)	(1,340)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	45,900	(486)	(697)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	7,700	(203)	(2)

							$(6,739)	$(7,508)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs(2)«	04/30/2019	$45,300	$(45)	$(45)

Total Written Options				$(9,118)	$(8,304)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	500	$4	$10	$14	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,098	$(224)	$138	$0	$(86)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,000	268	(120)	148	0

						$44	$18	$148	$(86)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	11,500	$(2)	$71	$69	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$168,438	$0	$0	$0	$0
	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	189,243	0	(5,827)	0	(5,827)
	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	43,070	0	1,001	1,001	0
BPG		ERAUSLT Index	23,896	1-Month USD-LIBOR plus a specified spread	Maturity	06/25/2019	130,124	0	2,349	2,349	0
BPS	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	75,973	0	1,765	1,765	0
	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	132,566	0	3,052	3,052	0
BRC	Receive	ERAUSLT Index	125,651	1-Month USD-LIBOR plus a specified spread	Monthly	02/13/2019	67,122	0	(1,534)	0	(1,534)
CBK	Receive	ERAUSLT Index	109,693	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	34,097	0	(778)	0	(778)
	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	212,786	0	4,905	4,905	0
	Receive	ERAUSLT Index	423,088	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	131,513	0	(3,007)	0	(3,007)
DUB	Receive	ERAUSLT Index	156,696	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	478,965	0	(10,942)	0	(10,942)
	Pay	S&P 500 Total Return Index	2	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	675,402	0	6,284	6,284	0
	Receive	ERAUSLT Index	286,097	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	129,156	0	(2,940)	0	(2,940)
FAR	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	60,115	0	1,399	1,399	0
GST	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	04/03/2019	131,974	0	3,070	3,070	0
JPM	Receive	ERAUSLT Index	93,145	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	118,355	0	(2,700)	0	(2,700)
	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	167,234	0	4,674	4,674	0
MYI	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	25,963	0	0	0	0
	Receive	ERAUSLT Index	433,915	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	134,878	0	(3,086)	0	(3,086)
	Pay	S&P 500 Total Return Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	123,307	0	2,869	2,869	0
SOG	Receive	ERAUSLT Index	3	1-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	121,512	0	0	0	0
		ERAUSLT Index	378,080	1-Month USD-LIBOR plus a specified spread	Maturity	06/25/2019	116,993	0	(2,124)	0	(2,124)

								$0	$(1,570)	$31,368	$(32,938)

Total Swap Agreements								$46	$(1,471)	$31,599	$(33,024)

(m)

Securities with an aggregate market value of $18,431 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,748	$0	$1,748
Corporate Bonds & Notes
Banking & Finance	0	76,630	0	76,630
Industrials	0	18,682	0	18,682
Utilities	0	26,780	0	26,780
Municipal Bonds & Notes
California	0	216	0	216
Illinois	0	4,014	0	4,014
New Jersey	0	1,647	0	1,647
U.S. Government Agencies	0	204,439	3,897	208,336
U.S. Treasury Obligations	0	309,431	0	309,431
Non-Agency Mortgage-Backed Securities	0	95,395	0	95,395
Asset-Backed Securities	0	133,418	0	133,418
Sovereign Issues	0	17,257	0	17,257
Preferred Securities
Banking & Finance	0	8,529	0	8,529
Short-Term Instruments
Certificates of Deposit	0	13,910	0	13,910
Commercial Paper	0	117,724	0	117,724
Repurchase Agreements	0	108,812	0	108,812
Short-Term Notes	0	199	0	199
Argentina Treasury Bills	0	492	0	492
Greece Treasury Bills	0	7,560	0	7,560
	$0	$1,146,883	$3,897	$1,150,780

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$649,747	$0	$0	$649,747

Total Investments	$649,747	$1,146,883	$3,897	$1,800,527

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,609)	$0	$(1,609)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	430	804	0	1,234
Over the counter	0	40,126	0	40,126
	$430	$40,930	$0	$41,360

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(266)	(452)	0	(718)
Over the counter	0	(44,072)	(45)	(44,117)

	$(266)	$(44,524)	$(45)	$(44,835)

Total Financial Derivative Instruments	$164	$(3,594)	$(45)	$(3,475)

Totals	$649,911	$1,141,680	$3,852	$1,795,443

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.4% ¤
CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 7.1%
Bank of America Corp.
3.004% due 12/20/2023 •		$5,830	$5,657
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		2,000	1,985
4.972% due 05/16/2029 •		800	794
Blackstone CQP Holdco LP
6.500% due 03/20/2021		5,000	5,025
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		2,000	2,003
Credit Suisse AG
6.500% due 08/08/2023 (g)		200	213
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		4,100	3,963
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	600	700
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$2,000	1,990
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		9,000	9,096
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		6,000	6,076
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		800	801
3.326% (US0003M + 1.000%) due 05/18/2024 ~		400	399
6.250% due 03/23/2023 •(f)(g)		1,200	1,179
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	1,400	2,025
Navient Corp.
5.500% due 01/15/2019		$5,600	5,652
8.000% due 03/25/2020		200	211
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,900	2,801
2.992% (US0003M + 0.650%) due 07/13/2022 ~		5,000	5,007
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		900	899
4.519% due 06/25/2024 •		600	601
7.500% due 08/10/2020 •(f)(g)		700	715
8.000% due 08/10/2025 •(f)(g)		200	211
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	1,160	1,609
UBS AG
7.625% due 08/17/2022 (g)		$950	1,051

			60,663

INDUSTRIALS 2.7%
Allergan Sales LLC
4.875% due 02/15/2021		1,209	1,245
5.000% due 12/15/2021		400	414
BAT Capital Corp.
2.764% due 08/15/2022		1,300	1,247
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,238
4.908% due 07/23/2025		2,200	2,224
CNPC General Capital Ltd.
2.750% due 05/14/2019		2,000	1,993
CVS Health Corp.
3.500% due 07/20/2022		300	298
Hyundai Capital America
2.500% due 03/18/2019		2,000	1,991
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		1,100	1,105
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,647
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		3,960	3,901
2.400% due 09/23/2021		4,100	3,928

			23,231

UTILITIES 1.6%
AT&T, Inc.
3.298% (US0003M + 0.950%) due 07/15/2021 ~	6,300	6,363
5.000% due 03/01/2021	500	518
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	3,800	3,808
Petrobras Global Finance BV
5.299% due 01/27/2025	1,700	1,573
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~	900	900

		13,162

Total Corporate Bonds & Notes (Cost $97,093)		97,056

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,655	1,795

Total Municipal Bonds & Notes (Cost $1,618)		1,795

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
3.500% due 11/01/2025 - 06/01/2045	483	485
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	134,400	133,597
4.000% due 08/01/2048	10,400	10,588
Freddie Mac
2.473% (LIBOR01M + 0.400%) due 11/15/2043 ~	341	343
Ginnie Mae
3.500% due 05/15/2042 - 04/15/2045	9,783	9,826

Total U.S. Government Agencies (Cost $154,456)		154,839

U.S. TREASURY OBLIGATIONS 46.6%
U.S. Treasury Bonds
4.250% due 05/15/2039 (i)	34,900	42,069
4.625% due 02/15/2040 (i)	8,200	10,397
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	4,757	4,685
0.125% due 01/15/2022	10,073	9,904
0.125% due 04/15/2022	21,532	21,095
0.125% due 07/15/2022	14,817	14,575
0.125% due 07/15/2024 (k)	28,490	27,702
1.000% due 02/15/2048	11,075	11,458
1.750% due 01/15/2028 (k)	957	1,046
2.375% due 01/15/2027	36,651	41,693
2.500% due 01/15/2029	14,470	17,016
U.S. Treasury Notes
1.375% due 09/30/2020 (i)(k)(m)	36,500	35,555
1.375% due 10/31/2020 (k)(m)	5,600	5,448
1.750% due 12/31/2020 (i)(k)(m)	30,900	30,275
1.750% due 09/30/2022 (i)	8,100	7,790
1.750% due 05/15/2023 (m)	2,100	2,006
2.000% due 11/30/2020 (k)(m)	5,500	5,426
2.000% due 11/30/2022 (i)	86,600	84,046
2.125% due 08/31/2020 (i)(k)	10,600	10,505
2.250% due 12/31/2023 (i)	6,000	5,841
2.750% due 11/15/2023 (i)(k)(m)	900	900
2.750% due 02/28/2025 (i)(m)	6,400	6,377

Total U.S. Treasury Obligations (Cost $402,520)		395,809

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.9%
Adjustable Rate Mortgage Trust
3.783% due 01/25/2036 ^~	9,348	8,652
Banc of America Mortgage Trust
4.436% due 05/25/2033 ~	85	87
BCAP LLC Trust
2.301% due 05/25/2047 •	219	203
5.250% due 04/26/2037	1,987	1,677
Bear Stearns Adjustable Rate Mortgage Trust
3.832% due 02/25/2034 ~	179	183
3.997% due 02/25/2036 ^~	18	17
4.430% due 08/25/2035 ~	1,367	1,313
Bear Stearns ALT-A Trust
2.411% due 01/25/2047 •	13,183	13,228
2.571% due 02/25/2036 •	4,940	4,730
3.590% due 11/25/2036 ^~	935	797

3.907% due 01/25/2036 ~		1,883	1,841
Bear Stearns Mortgage Funding Trust
2.261% due 06/25/2047 •		1,499	1,403
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~		4,781	4,243
Citigroup Commercial Mortgage Trust
1.970% due 09/10/2045 ~(a)		5,497	318
Citigroup Mortgage Loan Trust
2.161% due 01/25/2037 •		2,361	2,209
Citigroup Mortgage Loan Trust, Inc.
5.500% due 07/25/2034		7,335	7,939
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2037 ^		4,164	3,944
Claris Abs SRL
0.081% due 10/31/2060 •	EUR	1,074	1,251
Countrywide Alternative Loan Trust
2.279% due 12/20/2046 ^•		$2,688	2,277
2.491% due 08/25/2035 •		3,263	2,353
6.000% due 08/25/2036 ^		3,525	3,168
6.000% due 03/25/2037 ^		1,139	750
Countrywide Asset-Backed Certificates
2.891% due 11/25/2035 •		73	73
Countrywide Home Loan Mortgage Pass-Through Trust
3.215% due 02/20/2036 ~		2,231	1,840
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		250	252
GSR Mortgage Loan Trust
3.592% due 04/25/2036 ~		183	170
3.657% due 11/25/2035 ~		249	251
3.678% due 09/25/2035 ~		360	369
6.250% due 10/25/2036 ^		1,356	1,343
HarborView Mortgage Loan Trust
2.235% due 01/25/2047 •		827	793
2.285% due 09/19/2046 •		323	291
2.325% due 12/19/2036 ^•		49	45
JPMorgan Mortgage Trust
6.000% due 06/25/2037		3,627	3,026
Lehman XS Trust
2.251% due 03/25/2047 ^•		961	942
MASTR Alternative Loan Trust
6.500% due 12/25/2034		2,920	3,225
Merrill Lynch Alternative Note Asset Trust
2.291% due 03/25/2037 •		48,230	22,591
Merrill Lynch Mortgage Investors Trust
2.982% due 10/25/2035 •		13	12
Prime Mortgage Trust
2.491% due 02/25/2034 •		396	380
Residential Accredit Loans, Inc. Trust
2.291% due 05/25/2047 •		592	579
6.000% due 05/25/2037 ^		5,990	5,470
Structured Adjustable Rate Mortgage Loan Trust
3.241% due 12/25/2037 ^•		7,703	7,667
Structured Asset Mortgage Investments Trust
2.291% due 10/25/2036 •		2,865	2,640
2.351% due 03/25/2037 •		501	372
WaMu Mortgage Pass-Through Certificates Trust
2.395% due 09/25/2046 •		742	741
2.958% due 08/25/2042 •		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
2.211% due 10/25/2036 ^•		9,103	4,986
2.308% due 02/25/2047 ^•		11,384	10,323
3.426% due 02/25/2033 ~		207	202
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		4,234	4,015
Wells Fargo Mortgage-Backed Securities Trust
4.190% due 04/25/2036 ~		103	97

Total Non-Agency Mortgage-Backed Securities (Cost $130,448)			135,281

ASSET-BACKED SECURITIES 23.8%
ACE Securities Corp. Home Equity Loan Trust
3.066% due 05/25/2034 •		1,942	1,947
3.066% due 07/25/2035 •		500	506
3.966% due 05/25/2034 •		434	420
Ameriquest Mortgage Securities Trust
2.331% due 10/25/2036 •		20,027	9,214
2.481% due 03/25/2036 •		400	398
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.006% due 01/25/2035 •		4,558	4,567
Asset-Backed Funding Certificates Trust
3.091% due 06/25/2037 •		60	53
Citigroup Mortgage Loan Trust
2.251% due 12/25/2036 •		879	582
4.556% due 10/25/2037		1,010	1,051
Citigroup Mortgage Loan Trust, Inc.
2.331% due 10/25/2036 •		44	44

Countrywide Asset-Backed Certificates
2.231% due 06/25/2035 •		2,544	2,331
2.231% due 03/25/2037 •		2,991	2,566
2.231% due 08/25/2037 •		1,572	1,483
2.231% due 06/25/2047 ^•		737	682
2.241% due 01/25/2037 •		2,110	2,055
2.271% due 11/25/2047 ^•		11,714	10,161
2.291% due 08/25/2036 •		12,665	12,607
2.291% due 06/25/2037 ^•		2,081	1,879
2.291% due 06/25/2047 •		2,052	1,832
2.331% due 03/25/2036 •		1,716	1,552
2.421% due 07/25/2036 •		532	501
Countrywide Asset-Backed Certificates Trust
2.221% due 04/25/2046 •		2,435	2,272
2.231% due 03/25/2037 •		1,788	1,722
2.241% due 02/25/2037 •		303	302
2.241% due 03/25/2047 •		9,734	9,548
2.251% due 03/25/2037 •		526	521
2.351% due 09/25/2046 •		5,600	5,279
First Franklin Mortgage Loan Trust
2.201% due 12/25/2037 •		15,534	11,435
GE-WMC Asset-Backed Pass-Through Certificates
2.341% due 12/25/2035 •		5,764	5,754
GSAMP Trust
3.741% due 10/25/2034 •		420	410
Home Equity Loan Trust
2.251% due 04/25/2037 •		4,003	3,974
JPMorgan Mortgage Acquisition Trust
2.181% due 07/25/2036 •		2,186	1,103
2.226% due 07/25/2036 •		3,262	2,700
2.331% due 11/25/2036 •		7,868	7,242
2.351% due 06/25/2037 •		5,600	5,495
MASTR Asset-Backed Securities Trust
2.251% due 10/25/2036 •		6,502	4,302
2.331% due 08/25/2036 •		3,812	2,165
Morgan Stanley ABS Capital, Inc. Trust
2.171% due 09/25/2036 •		160	97
2.221% due 10/25/2036 •		533	506
2.331% due 06/25/2036 •		3,569	2,512
2.341% due 03/25/2037 •		1,450	810
3.021% due 03/25/2035 •		742	751
Morgan Stanley Home Equity Loan Trust
2.261% due 04/25/2037 •		5,404	3,690
NovaStar Mortgage Funding Trust
2.261% due 11/25/2036 •		8,795	4,205
Popular ABS Mortgage Pass-Through Trust
2.341% due 06/25/2047 ^•		2,628	2,559
Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 ^		2,330	1,285
Residential Asset Mortgage Products Trust
2.311% due 12/25/2036 •		8,872	8,626
2.711% due 07/25/2034 •		9,285	7,508
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •		987	903
2.531% due 12/25/2035 •		13,186	12,585
Securitized Asset-Backed Receivables LLC Trust
2.341% due 05/25/2036 •		2,141	1,413
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	697	814
Soundview Home Loan Trust
2.201% due 02/25/2037 •		$524	221
2.241% due 06/25/2036 •		193	193
2.251% due 11/25/2036 •		496	487
2.341% due 07/25/2037 •		4,360	3,804
Specialty Underwriting & Residential Finance Trust
3.066% due 12/25/2035 •		1,843	1,843
SpringCastle America Funding LLC
3.050% due 04/25/2029		10,055	10,031
Structured Asset Securities Corp. Mortgage Loan Trust
2.321% due 01/25/2037 •		4,699	3,338
2.431% due 02/25/2036 •		2,500	2,507
2.461% due 04/25/2036 •		2,069	1,949
Structured Asset Securities Corp. Trust
2.551% due 09/25/2035 •		5,100	4,811
WaMu Asset-Backed Certificates WaMu Trust
2.316% due 05/25/2047 •		4,587	4,411

Total Asset-Backed Securities (Cost $182,599)			202,514

SOVEREIGN ISSUES 2.4%
Argentina Government International Bond
2.500% due 12/31/2038		3,750	2,140
5.875% due 01/11/2028		1,800	1,468
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,221	196
40.000% (ARPP7DRR) due 06/21/2020 ~		100,040	3,603

Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	13,345	3,508
6.000% due 05/15/2055 (e)		10,242	2,680
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,900	2,939
Israel Government International Bond
4.125% due 01/17/2048		700	663
Saudi Government International Bond
4.000% due 04/17/2025		1,000	997
4.500% due 04/17/2030		1,000	1,001
5.000% due 04/17/2049		1,100	1,073

Total Sovereign Issues (Cost $25,603)			20,268

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (h) 0.1%			802

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (d)	ARS	690	22
25.800% due 07/18/2018 - 08/15/2018 (d)		3,174	105

			127

ARGENTINA TREASURY BILLS 0.2%
4.673% due 09/14/2018 - 09/19/2018 (b)(c)		4,305	150
2.974% due 11/16/2018 (c)(d)		$1,700	1,672

			1,822

GREECE TREASURY BILLS 0.6%
1.027% due 11/02/2018 - 03/15/2019 (b)(c)	EUR	4,200	4,879

Total Short-Term Instruments (Cost $7,966)			7,630

Total Investments in Securities (Cost $1,002,303)			1,015,192

	SHARES
INVESTMENTS IN AFFILIATES 21.1%
SHORT-TERM INSTRUMENTS 21.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.1%
PIMCO Short Asset Portfolio		17,604,623	176,152
PIMCO Short-Term Floating NAV Portfolio III		352,890	3,489

Total Short-Term Instruments (Cost $179,577)			179,641

Total Investments in Affiliates (Cost $179,577)			179,641

Total Investments 140.5% (Cost $1,181,880)			$1,194,833
Financial Derivative Instruments (j)(l) 2.0% (Cost or Premiums, net $1,838)			16,917
Other Assets and Liabilities, net (42.5)%			(361,363)

Net Assets 100.0%			$850,387

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	2.000%	06/28/2018	07/03/2018	$802	U.S. Treasury Notes 2.750% due 02/15/2028	$(801)	$802	$802

Total Repurchase Agreements						$(801)	$802	$802

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	2.060%	05/25/2018	07/09/2018	$(50,375)	$(50,484)
	2.080	05/24/2018	07/06/2018	(7,742)	(7,760)
RCY	2.000	05/18/2018	07/06/2018	(84,110)	(84,321)
	2.030	05/11/2018	07/11/2018	(18,086)	(18,138)

Total Reverse Repurchase Agreements					$(160,703)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.990%	05/04/2018	07/10/2018	$(8,956)	$(8,985)
	2.020	05/10/2018	07/17/2018	(39,608)	(39,727)
	2.030	05/29/2018	07/27/2018	(7,799)	(7,814)
	2.150	06/28/2018	07/27/2018	(10,604)	(10,607)

Total Sale-Buyback Transactions					$(67,133)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.750%	02/15/2028	$800	$(788)	$(801)

Total Short Sales (0.1)%				$(788)	$(801)

(i)	Securities with an aggregate market value of $227,868 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(259,600) at a weighted average interest rate of 1.889%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(64) of deferred price drop.
(4)	Payable for short sales includes $(8) of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	$133.000	08/24/2018	575	$575	$5	$1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	32	32	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	200.000	08/24/2018	25	25	0	0

Total Purchased Options					$5	$1

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,823		$687,118	$(3,626)	$0	$0
90-Day Eurodollar March Futures	03/2019	1,927		468,454	(1,809)	0	0
90-Day Eurodollar September Futures	09/2020	591		143,354	(189)	0	(22)
Euro-Bobl September Futures	09/2018	138	EUR	21,300	97	9	(7)
Euro-Bund 10-Year Bond September Futures	09/2018	338		64,161	454	99	0
Put Options Strike @ EUR 127.000 on Euro-Bobl August 2018 Futures	07/2018	794		5	(1)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	567		7	(1)	0	0
United Kingdom Long Gilt September Futures	09/2018	196	GBP	31,832	435	0	(72)

					$(4,640)	$108	$(101)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,823		$(684,825)	$4,480	$71	$0
90-Day Eurodollar March Futures	03/2020	1,927		(467,394)	1,924	72	0
90-Day Eurodollar September Futures	09/2021	591		(143,369)	54	15	0
Australia Government 10-Year Bond September Futures	09/2018	175	AUD	(16,753)	(226)	20	(13)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	234	EUR	(42,230)	(377)	0	(186)
U.S. Treasury 2-Year Note September Futures	09/2018	103		$(21,818)	(12)	3	0
U.S. Treasury 5-Year Note September Futures	09/2018	70		(7,953)	(38)	2	0
U.S. Treasury 10-Year Note September Futures	09/2018	1,630		(195,906)	1,182	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	5		(798)	(30)	0	0

					$6,957	$183	$(199)

Total Futures Contracts					$2,317	$291	$(300)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$249,100	$(5,310)	$944	$(4,366)	$0	$(118)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.730%	Maturity	01/04/2021	BRL	26,870	$0	$(175)	$(175)	$0	$(8)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		5,800	0	(38)	(38)	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$244,500	(1,050)	1,890	840	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		576,000	17	439	456	37	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		203,300	2,056	639	2,695	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		18,800	(87)	280	193	0	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		64,900	(375)	381	6	1	0
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		269,600	44	(297)	(253)	4	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		269,600	(9)	139	130	54	0
Pay(4)	3-Month USD-LIBOR	2.980	Semi-Annual	09/26/2023		12,400	0	30	30	0	(8)
Pay(4)	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		114,100	0	274	274	0	(74)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		85,900	4,727	238	4,965	60	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		93,410	(2,387)	10,644	8,257	72	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		5,200	(78)	548	470	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	448	124	572	8	0
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		56,900	0	163	163	62	0
Receive(4)	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		25,600	0	(485)	(485)	49	0
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		11,300	0	(32)	(32)	22	0
Pay(4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	54,700	15	263	278	74	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		30,600	(24)	588	564	42	0
Receive(4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		155,200	(58)	(679)	(737)	0	(312)
Receive(4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		70,000	21	(541)	(520)	0	(142)
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		35,100	0	189	189	140	0
Pay(4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		143,500	27	469	496	284	0
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		10,600	248	(277)	(29)	0	(101)
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	279,600	608	(260)	348	0	(25)
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		290,600	20	522	542	3	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		5,000	115	(83)	32	7	0
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		11,700	4	(310)	(306)	0	(4)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		18,600	0	(492)	(492)	0	(7)
Pay(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	27,430,000	789	78	867	9	0
Receive(4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		10,910,000	(232)	(145)	(377)	0	(22)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		780,000	(47)	(14)	(61)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		740,000	164	397	561	0	(5)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	30,900	(287)	742	455	23	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,400	(3)	9	6	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,400	7	(35)	(28)	0	(3)

							$4,673	$15,183	$19,856	$985	$(713)

Total Swap Agreements							$(637)	$16,127	$15,490	$985	$(831)

(k)	Securities with an aggregate market value of $16,555 and cash of $1,360 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	600		$729	$22	$0
BOA	07/2018	ARS	91,570		3,158	0	(8)
	07/2018	DKK	6,905		1,029	0	(53)
	07/2018		$3,567	ARS	91,570	0	(401)
	07/2018		4,704	AUD	6,372	12	0
	07/2018		6,356	RUB	396,552	0	(50)
	08/2018	ARS	2,700		$125	36	0
	08/2018	AUD	6,372		4,704	0	(12)
	08/2018	EUR	674		799	9	0
	08/2018	SEK	1,135		131	4	0
	08/2018		$1,586	EUR	1,355	7	(5)
	08/2018		9,902	ZAR	135,975	0	(34)
	08/2018	ZAR	64,311		$5,111	444	0
	09/2018	ARS	1,325		60	18	0
	09/2018	SGD	25,067		18,877	449	0
BPS	07/2018	ARS	95,144		3,466	177	0
	07/2018		$6,717	ARS	190,287	8	(179)
	08/2018		877	EUR	749	0	0
	08/2018		227	HUF	58,982	0	(18)
	12/2018	JPY	3,100,000		$28,251	0	(102)
BRC	09/2018	ARS	111,640		4,019	473	0
CBK	07/2018	CAD	13,322		10,196	63	0
	07/2018	DKK	16,506		2,573	25	(39)
	07/2018	GBP	12,005		15,905	61	0
	07/2018	TRY	32,065		6,699	0	(228)
	07/2018		$4	ARS	110	0	0
	08/2018		1,442	EUR	1,234	7	(3)
	08/2018		32,420	RUB	2,048,779	24	0
	11/2018	EUR	3,136	TRY	18,565	115	0
	11/2018		$4,183		21,166	167	0
	12/2018	JPY	5,210,000		$47,527	0	(125)
	12/2018		$75,299	JPY	8,310,000	707	0
	03/2019	EUR	2,400		$3,055	194	0
DUB	07/2018	ARS	3,574		123	0	0
	07/2018		$128	ARS	3,574	0	(5)
FBF	07/2018	AUD	5,536		$4,137	40	0
GLM	07/2018		272		201	0	0
	07/2018	JPY	49,800		455	5	0
	07/2018	NOK	36,170		4,443	2	0
	07/2018		$4,463	CAD	5,941	56	0
	07/2018		5,158	RUB	324,743	30	(23)
	08/2018	EUR	12,176		$14,584	320	0
	08/2018	MXN	3,050		153	1	0
	08/2018		$816	EUR	698	2	0
	08/2018		10,988	TRY	48,959	0	(526)
	09/2018		435	KRW	468,109	0	(14)
HUS	07/2018	ARS	680		$32	9	0
	07/2018	RUB	163,978		2,605	8	(12)
	07/2018		$4	ARS	96	0	0
	07/2018		5,547	CAD	7,381	67	0
	08/2018	ARS	690		$32	9	0
	08/2018	CAD	7,381		5,551	0	(67)
	08/2018	RUB	1,566,945		25,070	257	0
	08/2018		$1,405	RUB	88,967	4	0
	09/2018	CNY	35,706		$5,574	212	0
	01/2021	BRL	4,390		677	0	(331)
IND	07/2018	TRY	10,110		2,206	22	0
JPM	07/2018	AUD	564		425	7	0
	07/2018	NZD	1,896		1,335	51	0
	07/2018	TRY	21,864		4,742	19	0
	07/2018		$3,469	DKK	20,810	0	(207)
	07/2018		4,360	NOK	36,150	78	0
	08/2018		483	EUR	406	0	(7)
	08/2018		6,475	ZAR	88,877	14	(39)
	03/2019	EUR	9,761		$11,650	24	0
MSB	07/2018	BRL	21,519		5,581	29	0
	07/2018		$5,711	BRL	21,520	0	(159)
	08/2018	BRL	21,520		$5,695	162	0
	09/2018	CNY	1,260		196	7	0
	11/2018	EUR	1,200		1,462	47	0
NGF	09/2018		$16,316	CNH	104,179	0	(656)
RYL	08/2018	EUR	734		$881	21	0
	08/2018	RUB	13,134		211	3	0
SCX	07/2018	BRL	21,520		5,869	317	0
	07/2018		$5,581	BRL	21,520	0	(29)
	08/2018	EUR	632		$746	6	0
	08/2018		$12,304	EUR	10,475	0	(33)
	08/2018		4,688	SEK	40,712	0	(128)
	09/2018	KRW	25,843,954		$24,044	782	0
SSB	09/2018		$753	MYR	3,016	0	(8)
UAG	07/2018		15,874	GBP	12,005	0	(30)
	08/2018	GBP	12,005		$15,896	31	0
	08/2018		$11	MXN	218	0	0
	09/2018		1,085	HKD	8,499	0	(1)

Total Forward Foreign Currency Contracts						$5,664	$ (3,532)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	1,712	$24	$17
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$1,723	20	0

							$ 44	$ 17

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	26,600	$700	$190
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$25,400	1,292	621
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	18,300	485	178
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$450,600	650	44
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		216,000	227	71
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	27,100	724	240
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$397,400	1,439	1,524
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		203,400	1,154	4
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		151,000	833	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		10,250	493	278
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		28,300	1,138	1,017

								$9,135	$4,168

Total Purchased Options								$9,179	$4,185

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$10,124	$(173)	$(168)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	5,500	(176)	(185)
	Call - OTC USD versus TRY		4.900	11/14/2018		$6,600	(182)	(243)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	1,467	(25)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$10,124	(138)	(137)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		1,477	(21)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		10,124	(110)	(5)

							$(825)	$(739)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$126,800	$(1,318)	$(2,070)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	43,200	(227)	(66)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	397,400	(1,868)	(2,005)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	205,400	(1,138)	(1,128)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	51,100	(541)	(776)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	43,800	(1,156)	(10)

							$(6,248)	$(6,055)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)«	04/30/2019	$32,000	$(31)	$(32)

Total Written Options				$(7,104)	$(6,826)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$3,000	$402	$(180)	$222	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 55,600	$(7)	$342	$335	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$265,343	$0	$12,369	$12,369	$0
FBF	Receive	RALVEIET Index	2,122,856	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	22,092	0	(665)	0	(665)
JPM	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	417,310	0	1,763	1,763	0
MEI	Receive	RALVEIET Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	138,562	0	3,256	3,256	0

								$0	$16,723	$17,388	$(665)

Total Swap Agreements								$395	$16,885	$17,945	$(665)

(m)

Securities with an aggregate market value of $8,369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$60,663	$0	$60,663
Industrials	0	23,231	0	23,231
Utilities	0	13,162	0	13,162
Municipal Bonds & Notes
Illinois	0	1,795	0	1,795
U.S. Government Agencies	0	154,839	0	154,839
U.S. Treasury Obligations	0	395,809	0	395,809
Non-Agency Mortgage-Backed Securities	0	135,281	0	135,281
Asset-Backed Securities	0	202,514	0	202,514
Sovereign Issues	0	20,268	0	20,268
Short-Term Instruments
Repurchase Agreements	0	802	0	802
Short-Term Notes	0	127	0	127
Argentina Treasury Bills	0	1,822	0	1,822
Greece Treasury Bills	0	4,879	0	4,879
	$0	$1,015,192	$0	$1,015,192

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$179,641	$0	$0	$179,641

Total Investments	$179,641	$1,015,192	$0	$1,194,833

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(801)	$0	$(801)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	291	986	0	1,277
Over the counter	0	27,794	0	27,794
	$291	$28,780	$0	$29,071

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(300)	(831)	0	(1,131)
Over the counter	0	(10,991)	(32)	(11,023)

	$(300)	$(11,822)	$(32)	$(12,154)

Total Financial Derivative Instruments	$(9)	$16,958	$(32)	$16,917

Totals	$179,632	$1,031,349	$(32)	$1,210,949

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.4% ¤
CORPORATE BONDS & NOTES 8.6%
BANKING & FINANCE 5.6%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		$200	$191
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(f)(g)	EUR	200	243
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)		300	370
Bank of America Corp.
2.650% due 04/01/2019		$100	100
Barclays Bank PLC
10.179% due 06/12/2021		400	462
Barclays PLC
3.200% due 08/10/2021		1,200	1,177
3.710% (US0003M + 1.380%) due 05/16/2024 ~		400	397
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	302
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		500	501
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		500	483
4.250% due 10/14/2021		1,300	1,281
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$200	199
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		700	707
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		300	304
3.522% (US0003M + 1.160%) due 04/23/2020 ~		1,300	1,317
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		200	200
3.821% (US0003M + 1.500%) due 01/05/2022 ~		300	309
6.250% due 03/23/2023 •(f)(g)		200	197
International Lease Finance Corp.
7.125% due 09/01/2018		500	503
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		400	400
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	332	480
Morgan Stanley
3.875% due 04/29/2024		$600	601
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	97
2.992% (US0003M + 0.650%) due 07/13/2022 ~		300	300
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	6,800	1,066
2.000% due 07/01/2018		400	63
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		$400	409
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	80	111
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		$400	401

			13,288

INDUSTRIALS 1.7%
Allergan Sales LLC
4.875% due 02/15/2021		93	96
BAT Capital Corp.
2.764% due 08/15/2022		100	96
3.223% (US0003M + 0.880%) due 08/15/2022 ~		200	201
Charter Communications Operating LLC
4.464% due 07/23/2022		300	304
4.908% due 07/23/2025		400	404
CNPC General Capital Ltd.
2.750% due 05/14/2019		700	697
CVS Health Corp.
3.500% due 07/20/2022		200	199
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		600	600

INEOS Finance PLC
2.125% due 11/15/2025	EUR	400	445
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		100	98
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		300	301
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		190	187
2.400% due 09/23/2021		160	153

			3,979

UTILITIES 1.3%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		800	804
3.298% (US0003M + 0.950%) due 07/15/2021 ~		100	101
BellSouth Corp.
4.333% due 04/26/2021		800	808
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		300	300
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		500	501
Petrobras Global Finance BV
5.299% due 01/27/2025		531	491
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~		200	200

			3,205

Total Corporate Bonds & Notes (Cost $20,491)			20,472

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~		12	12
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		25,600	25,458
4.000% due 08/01/2048		1,900	1,934
Freddie Mac
2.473% (LIBOR01M + 0.400%) due 11/15/2043 ~		341	343

Total U.S. Government Agencies (Cost $27,598)			27,747

U.S. TREASURY OBLIGATIONS 25.0%
U.S. Treasury Bonds
3.000% due 02/15/2048		2,100	2,105
4.250% due 05/15/2039 (l)		2,100	2,531
4.375% due 11/15/2039 (l)		1,100	1,350
4.375% due 05/15/2040		2,900	3,565
4.500% due 08/15/2039		7,100	8,845
4.625% due 02/15/2040 (l)		1,200	1,522
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)		846	833
0.125% due 01/15/2022		1,771	1,741
0.125% due 04/15/2022		3,812	3,735
0.125% due 07/15/2022		7,953	7,823
0.125% due 01/15/2023 (j)		3,908	3,821
0.125% due 07/15/2024		10,341	10,055
0.375% due 07/15/2023		2,692	2,668
0.375% due 01/15/2027		1,660	1,613
0.375% due 07/15/2027		102	100
0.625% due 01/15/2026 (j)		633	629
1.000% due 02/15/2048		2,438	2,523
1.750% due 01/15/2028		239	261
2.375% due 01/15/2025		1,196	1,327
U.S. Treasury Notes
2.250% due 02/15/2027 (l)		300	286
2.250% due 08/15/2027		2,600	2,474

Total U.S. Treasury Obligations (Cost $60,993)			59,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
BCAP LLC Trust
2.301% due 05/25/2047 •		219	203
5.250% due 04/26/2037		530	447
Bear Stearns Adjustable Rate Mortgage Trust
3.823% due 01/25/2034 ~		63	61
3.832% due 02/25/2034 ~		179	182
Bear Stearns ALT-A Trust
3.669% due 11/25/2036 ~		391	366
Bear Stearns Mortgage Funding Trust
2.261% due 06/25/2047 •		85	79
2.271% due 10/25/2036 •		485	456
Berica Residential MBS SRL
0.000% due 03/31/2048 •	EUR	85	98

Citigroup Commercial Mortgage Trust
1.970% due 09/10/2045 ~(a)		$687	40
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •		22	23
Claris Abs SRL
0.081% due 10/31/2060 •	EUR	246	287
Countrywide Alternative Loan Trust
2.301% due 07/25/2046 •		$493	487
2.311% due 08/25/2047 •		973	966
2.371% due 12/25/2035 •		26	25
2.491% due 08/25/2035 •		683	492
2.591% due 12/25/2035 ^•		110	83
6.000% due 01/25/2037 ^		502	434
6.250% due 06/25/2036		577	514
Countrywide Home Loan Mortgage Pass-Through Trust
3.215% due 02/20/2036 ~		524	432
3.381% due 10/20/2035 ~		222	197
3.519% due 11/25/2034 ~		17	17
3.537% due 02/20/2036 ^•		355	327
3.672% due 10/19/2032 ~		11	10
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035 ^		62	63
Credit Suisse First Boston Mortgage Securities Corp.
2.741% due 11/25/2031 •		48	44
Eurohome UK Mortgages PLC
0.781% due 06/15/2044 •	GBP	263	340
IndyMac Mortgage Loan Trust
3.651% due 05/25/2036 ^~		$122	111
4.085% due 06/25/2035 ^~		216	197
JPMorgan Mortgage Trust
3.878% due 08/25/2036 ^~		25	23
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •		8	8
Merrill Lynch Alternative Note Asset Trust
2.291% due 03/25/2037 •		3,384	1,491
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •		1	1
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		506	439
Newgate Funding PLC
0.777% due 12/01/2050 •	GBP	900	1,124
Puma SE
2.705% due 10/18/2045 •	AUD	189	140
2.825% due 05/13/2045 •		188	139
RMAC Securities PLC
0.775% due 06/12/2044 •	GBP	644	819
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •		$21	21
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•		27	25
WaMu Mortgage Pass-Through Certificates Trust
2.558% due 02/25/2046 •		46	46
Wells Fargo Mortgage-Backed Securities Trust
3.873% due 03/25/2035 ~		334	339

Total Non-Agency Mortgage-Backed Securities (Cost $12,353)			11,596

ASSET-BACKED SECURITIES 10.5%
ACE Securities Corp. Home Equity Loan Trust
2.711% due 02/25/2036 ^•		466	440
Apidos CLO
3.482% due 07/22/2026 •		700	700
Bear Stearns Asset-Backed Securities Trust
2.541% due 08/25/2036 •		267	253
3.486% due 01/25/2035 •		13	13
CIFC Funding Ltd.
3.220% due 10/25/2027 •		300	300
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •		287	226
2.251% due 12/25/2036 •		182	120
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•		2,089	1,959
2.231% due 08/25/2037 •		434	409
2.231% due 06/25/2047 ^•		684	633
2.341% due 06/25/2047 •		300	279
2.811% due 02/25/2036 •		45	45
GSAMP Trust
2.231% due 06/25/2036 •		485	476
2.241% due 09/25/2036 •		1,377	689
3.741% due 10/25/2034 •		98	95
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •		700	700
HSI Asset Securitization Corp. Trust
2.201% due 12/25/2036 •		1,653	646
JPMorgan Mortgage Acquisition Corp.
2.796% due 09/25/2035 •		239	233

Long Beach Mortgage Loan Trust
2.651% due 09/25/2034 •		312	314
MASTR Asset-Backed Securities Trust
2.331% due 08/25/2036 •		943	535
Morgan Stanley ABS Capital, Inc. Trust
2.171% due 09/25/2036 •		35	21
2.221% due 10/25/2036 •		123	117
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		900	901
Navient Private Education Loan Trust
2.773% due 09/16/2024 •		150	151
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		412	412
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		900	903
Option One Mortgage Loan Trust
2.311% due 01/25/2037 •		151	100
Popular ABS Mortgage Pass-Through Trust
2.341% due 06/25/2047 ^•		618	602
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,523	1,469
Residential Asset Mortgage Products Trust
2.431% due 03/25/2036 •		2,700	2,611
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •		227	208
2.261% due 11/25/2036 •		683	585
Securitized Asset-Backed Receivables LLC Trust
2.571% due 10/25/2035 •		700	611
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •		300	300
Soundview Home Loan Trust
2.251% due 11/25/2036 •		108	106
Specialty Underwriting & Residential Finance Trust
3.066% due 12/25/2035 •		430	430
SpringCastle America Funding LLC
3.050% due 04/25/2029		562	560
Structured Asset Securities Corp. Mortgage Loan Trust
2.271% due 05/25/2047 •		2,385	2,330
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		563	564
Symphony CLO Ltd.
3.378% due 10/15/2025 •		689	689
Telos CLO Ltd.
3.303% due 04/17/2028 •		400	400
3.623% due 01/17/2027 •		400	400
WaMu Asset-Backed Certificates WaMu Trust
2.241% due 01/25/2037 •		1,802	1,490

Total Asset-Backed Securities (Cost $24,128)			25,025

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
2.500% due 12/31/2038		700	400
5.875% due 01/11/2028		300	245
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	452	14
40.000% (ARPP7DRR) due 06/21/2020 ~		7,370	265
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	2,483	653
6.000% due 05/15/2055 (e)		1,862	487
Saudi Government International Bond
4.000% due 04/17/2025		$200	199
4.500% due 04/17/2030		200	200
5.000% due 04/17/2049		200	195

Total Sovereign Issues (Cost $3,359)			2,658

SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.940% due 09/04/2018		1,000	999
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		1,600	1,602

			2,601

COMMERCIAL PAPER 2.5%
AT&T, Inc.
2.674% due 09/06/2018		900	896
Dominion Resources, Inc.
2.336% due 07/10/2018		500	500
HP, Inc.
2.438% due 07/23/2018		1,200	1,198
Mondelez International, Inc.
2.475% due 08/15/2018		900	897

RELX, Inc.
2.336% due 07/26/2018		1,000	998
Southern Co.
2.415% due 07/10/2018		800	799
Syngenta Wilmington
3.100% due 07/27/2018		800	799

			6,087

REPURCHASE AGREEMENTS (h) 9.6%			22,939

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.600% due 07/18/2018 (d)	ARS	213	7
25.650% due 08/15/2018 (d)		330	11

			18

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		$200	197

GREECE TREASURY BILLS 0.5%
1.006% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	1,000	1,163

Total Short-Term Instruments (Cost $33,061)			33,005

Total Investments in Securities (Cost $181,983)			180,310

	SHARES
INVESTMENTS IN AFFILIATES 35.9%
SHORT-TERM INSTRUMENTS 35.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.9%
PIMCO Short Asset Portfolio		2,736,107	27,377
PIMCO Short-Term Floating NAV Portfolio III		5,915,023	58,476

Total Short-Term Instruments (Cost $85,843)			85,853

Total Investments in Affiliates (Cost $85,843)			85,853

Total Investments 111.3% (Cost $267,826)			$266,163
Financial Derivative Instruments (i)(k) (0.5)% (Cost or Premiums, net $3,022)			(1,124)
Other Assets and Liabilities, net (10.8)%			(25,832)

Net Assets 100.0%			$239,207

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	2.220%	06/29/2018	07/02/2018	$22,400	U.S. Treasury Notes 2.500% due 05/15/2024	$(22,852)	$22,400	$22,404
FICC	1.500	06/29/2018	07/02/2018	539	U.S. Treasury Notes 1.875% due 02/28/2022	(553)	539	539

Total Repurchase Agreements						$(23,405)	$22,939	$22,943

(1)	Includes accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	581		$141,415	$(671)	$0	$0
90-Day Eurodollar March Futures	03/2019	481		116,931	(369)	0	0
90-Day Eurodollar September Futures	09/2020	108		26,197	(35)	0	(4)
Euro-Bobl September Futures	09/2018	12	EUR	1,852	9	1	(1)
Euro-Bund 10-Year Bond September Futures	09/2018	81		15,376	87	23	0
U.S. Treasury 2-Year Note September Futures	09/2018	150		$31,774	33	0	(5)
U.S. Treasury 10-Year Note September Futures	09/2018	170		20,432	113	0	0
United Kingdom Long Gilt September Futures	09/2018	1	GBP	162	2	0	0

					$(831)	$24	$(10)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	581		$(140,943)	$811	$14	$0
90-Day Eurodollar March Futures	03/2020	481		(116,667)	382	18	0
90-Day Eurodollar September Futures	09/2021	108		(26,199)	11	3	0
Australia Government 10-Year Bond September Futures	09/2018	43	AUD	(4,117)	(51)	5	(3)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	53	EUR	(9,565)	(85)	0	(42)
U.S. Treasury 5-Year Note September Futures	09/2018	1		$(114)	0	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	91		(14,520)	(554)	6	0

					$514	$46	$(45)

Total Futures Contracts					$(317)	$70	$(55)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	3,480	$5	$(27)	$(22)	$0	$(1)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		1,870	0	(12)	(12)	0	(1)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		2,500	0	(16)	(16)	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$37,100	(174)	302	128	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		1,400	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		13,200	134	41	175	1	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		5,200	(30)	30	0	0	0
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		60,300	(1)	(56)	(57)	1	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		60,100	2	27	29	12	0
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		19,500	(25)	(136)	(161)	0	(11)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		3,600	175	105	280	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		19,300	1,063	48	1,111	13	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		7,000	(6)	52	46	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,500	(60)	281	221	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	7	2	9	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	45	48	93	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,200	(8)	54	46	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		19,200	1,102	42	1,144	16	0
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		3,500	0	10	10	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		3,000	(23)	311	288	4	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		200	0	17	17	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,200	434	(17)	417	7	0
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		1,500	0	(4)	(4)	3	0
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		300	0	22	22	1	0
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		1,300	0	(4)	(4)	2	0
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	10,800	(17)	72	55	14	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		3,400	(3)	66	63	5	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		27,500	(2)	(129)	(131)	0	(55)
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		9,000	3	(70)	(67)	0	(18)
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		6,200	(6)	39	33	25	0
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		23,800	5	77	82	47	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		1,200	27	(30)	(3)	0	(11)
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	54,900	89	(21)	68	0	(5)
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		54,900	53	49	102	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		3,200	(45)	(93)	(138)	0	0
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		3,000	59	(40)	19	4	0
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		1,700	(21)	(23)	(44)	0	(1)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		3,300	(9)	(78)	(87)	0	(1)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		800	(40)	8	(32)	0	(1)
Pay(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	6,440,000	185	19	204	2	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		2,570,000	(55)	(34)	(89)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		30,000	(2)	0	(2)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		250,000	115	74	189	0	(2)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	300	0	1	1	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	(5)	(4)	0	0

							$2,977	$1,003	$3,980	$172	$(113)

Total Swap Agreements							$2,977	$1,003	$3,980	$172	$(113)

(j)	Securities with an aggregate market value of $1,388 and cash of $1,857 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	100	$	122	$4	$0
BOA	07/2018	BRL	4,002		1,038	5	0
	07/2018	DKK	7,619		1,129	0	(65)
	07/2018	$	1,390	AUD	1,883	3	0
	07/2018		1,059	BRL	4,002	0	(26)
	07/2018		2,523	EUR	2,156	0	(5)
	08/2018	AUD	1,883	$	1,390	0	(4)
	08/2018	BRL	4,002		1,056	26	0
	08/2018	$	1,070	ZAR	14,700	0	(4)
	09/2018	SGD	6,426	$	4,839	115	0
BPS	07/2018	ARS	7,307		266	14	0
	07/2018	EUR	4,198		4,869	0	(33)
	07/2018	$	516	ARS	14,614	1	(14)
	08/2018	ARS	330	$	15	4	0
	09/2018	$	197	CNY	1,268	0	(7)
	12/2018	JPY	250,000	$	2,278	0	(8)
CBK	07/2018	CAD	1,564		1,192	2	0
	07/2018	GBP	4,593		6,086	25	0
	07/2018	$	2	ARS	50	0	0
	07/2018		2,184	RUB	138,111	14	0
	08/2018	NOK	8,980	$	1,105	1	0
	08/2018	$	241	MXN	5,054	12	0
	08/2018		3,171	TRY	14,034	0	(172)
	12/2018	JPY	420,000	$	3,831	0	(10)
	12/2018	$	6,071	JPY	670,000	57	0
	03/2019	EUR	400	$	509	32	0
DUB	07/2018	ARS	7,307		252	0	(1)
	07/2018	$	262	ARS	7,307	0	(9)
FBF	07/2018	AUD	1,430	$	1,069	10	0
	10/2018	EUR	200		249	13	0
GLM	07/2018		708		830	4	(1)
	07/2018	GBP	281		375	4	0
	07/2018	JPY	15,400		141	2	0
	07/2018	$	1,200	CAD	1,598	15	0
	07/2018		395	EUR	338	0	0
	07/2018		245	GBP	183	0	(4)
	07/2018		2,369	RUB	147,863	0	(18)
	08/2018		189		11,832	0	(2)
HUS	07/2018	ARS	306	$	14	4	0
	07/2018	RUB	147,565		2,343	2	(6)
	07/2018	$	2	ARS	43	0	0
	07/2018		146	EUR	125	0	0
	07/2018		210	TRY	1,005	7	0
	08/2018	RUB	10,448	$	167	2	0
	08/2018	$	2,181	RUB	138,111	6	0
	09/2018		442	CNY	2,836	0	(16)
	01/2021	BRL	1,010	$	156	0	(76)
IND	07/2018	TRY	2,489		543	5	0
JPM	07/2018	AUD	453		341	6	0
	07/2018	CAD	1,412		1,090	15	0
	07/2018	EUR	332		387	1	(1)
	07/2018	TRY	5,526		1,199	5	0
	07/2018	$	53	DKK	343	1	0
	08/2018	MXN	15	$	1	0	0
	08/2018	$	1,108	NOK	8,975	0	(5)
	08/2018		621	ZAR	8,575	1	0
	08/2018	ZAR	1,412	$	111	8	0
	09/2018	SGD	443		329	3	0
	03/2019	EUR	1,305		1,558	3	0
MSB	11/2018		300		365	12	0
NGF	09/2018	$	1,952	CNH	12,462	0	(78)
SCX	07/2018	BRL	4,002	$	1,096	63	0
	07/2018	DKK	7,619		1,194	0	0
	07/2018	$	1,038	BRL	4,002	0	(5)
	08/2018		1,099	SEK	9,545	0	(30)
	09/2018	KRW	5,931,439	$	5,518	180	0
	10/2018	$	1,203	DKK	7,619	0	0
SSB	07/2018		3,049	EUR	2,619	10	0
	08/2018	EUR	2,619	$	3,056	0	(10)
UAG	07/2018	$	6,203	GBP	4,691	0	(12)
	08/2018	GBP	4,691	$	6,211	12	0
	08/2018	$	148	ZAR	1,999	0	(3)
	09/2018	KRW	489,730	$	453	12	0

Total Forward Foreign Currency Contracts						$721	$(625)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	352	$5	$4
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$355	4	0

							$9	$4

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	1,700	$45	$12
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$6,100	310	149
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	1,200	32	12
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$47,400	68	5
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		27,000	28	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		3,500	176	86
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	1,800	48	16
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$109,900	398	421
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		15,800	90	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		12,000	66	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		5,100	205	183

								$1,466	$893

Total Purchased Options								$1,475	$897

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$2,220	$(38)	$(37)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	1,200	(39)	(40)
	Call - OTC USD versus TRY		4.900	11/14/2018		$1,400	(39)	(52)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	302	(5)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$2,220	(30)	(30)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		304	(4)	0
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		2,220	(24)	(1)

							$(179)	$(160)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$30,700	$(319)	$(501)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,100	(197)	(312)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	5,400	(28)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	109,900	(516)	(555)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	37,300	(207)	(205)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	3,400	(90)	(1)

							$(1,357)	$(1,582)

Total Written Options							$(1,536)	$(1,742)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$800	$107	$(48)	$59	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	6,500	$(1)	$40	$39	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIUT Index	190,549	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	$22,960	$0	$257	$257	$0
CBK	Receive	RALVEIUT Index	66,720	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	7,288	0	(59)	0	(59)
	Receive	RALVEIUT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	52,391	0	(217)	0	(217)
FBF	Receive	RALVEIUT Index	190,549	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	29,034	0	325	325	0
MYI	Receive	RALVEIUT Index	108,958	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	16,943	0	(138)	0	(138)
	Receive	RALVEIUT Index	249,201	1-Month USD-LIBOR plus a specified spread	Monthly	03/21/2019	58,270	0	(476)	0	(476)
SOG	Receive	RALVEIUT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	52,409	0	(239)	0	(239)

								$0	$(547)	$582	$(1,129)

Total Swap Agreements								$106	$(555)	$680	$(1,129)

(l)

Securities with an aggregate market value of $2,009 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,288	$0	$13,288
Industrials	0	3,979	0	3,979
Utilities	0	3,205	0	3,205
U.S. Government Agencies	0	27,747	0	27,747
U.S. Treasury Obligations	0	59,807	0	59,807
Non-Agency Mortgage-Backed Securities	0	11,596	0	11,596
Asset-Backed Securities	0	25,025	0	25,025
Sovereign Issues	0	2,658	0	2,658
Short-Term Instruments
Certificates of Deposit	0	2,601	0	2,601
Commercial Paper	0	6,087	0	6,087
Repurchase Agreements	0	22,939	0	22,939
Short-Term Notes	0	18	0	18
Argentina Treasury Bills	0	197	0	197
Greece Treasury Bills	0	1,163	0	1,163
	$0	$180,310	$0	$180,310

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,853	$0	$0	$85,853

Total Investments	$85,853	$180,310	$0	$266,163

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	70	172	0	242
Over the counter	0	2,298	0	2,298
	$70	$2,470	$0	$2,540

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(113)	0	(168)
Over the counter	0	(3,496)	0	(3,496)
	$(55)	$(3,609)	$0	$(3,664)

Total Financial Derivative Instruments	$15	$(1,139)	$0	$(1,124)

Totals	$85,868	$179,171	$0	$265,039

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC
4.100% due 04/30/2025		$1,372	$1,372

Total Loan Participations and Assignments (Cost $1,370)			1,372

CORPORATE BONDS & NOTES 10.6%
BANKING & FINANCE 7.8%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		500	479
Bank of America Corp.
2.650% due 04/01/2019		4,500	4,496
Barclays Bank PLC
10.179% due 06/12/2021		300	346
Barclays PLC
3.200% due 08/10/2021		3,100	3,040
3.710% (US0003M + 1.380%) due 05/16/2024 ~		1,400	1,390
6.500% due 09/15/2019 •(f)(g)	EUR	800	964
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,700	2,713
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		1,400	1,402
Credit Suisse Group AG
3.566% (US0003M + 1.240%) due 06/12/2024 ~		2,700	2,700
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	598
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		1,900	1,836
4.250% due 10/14/2021		1,500	1,478
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	583
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		$5,100	5,154
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,924
3.522% (US0003M + 1.160%) due 04/23/2020 ~		3,000	3,040
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		600	601
3.326% (US0003M + 1.000%) due 05/18/2024 ~		200	200
3.400% due 03/08/2021		800	800
3.821% (US0003M + 1.500%) due 01/05/2022 ~		1,300	1,339
6.250% due 03/23/2023 •(f)(g)		600	590
International Lease Finance Corp.
7.125% due 09/01/2018		1,000	1,007
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		1,300	1,300
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		900	900
Morgan Stanley
5.500% due 01/26/2020		3,500	3,622
Nationwide Building Society
3.766% due 03/08/2024 •		800	784
Nykredit Realkredit A/S
2.000% due 07/01/2018	DKK	3,300	517
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$700	699
4.519% due 06/25/2024 •		400	401
7.500% due 08/10/2020 •(f)(g)		500	511
8.000% due 08/10/2025 •(f)(g)		100	105
SL Green Realty Corp.
4.500% due 12/01/2022		1,300	1,321
UBS AG
7.625% due 08/17/2022 (g)		1,900	2,102
Wells Fargo & Co.
2.625% due 07/22/2022		600	578

			49,520

INDUSTRIALS 1.3%
AbbVie, Inc.
2.900% due 11/06/2022		100	97
3.200% due 11/06/2022		100	98

Allergan Sales LLC
4.875% due 02/15/2021	465	479
BAT Capital Corp.
2.764% due 08/15/2022	500	480
3.223% (US0003M + 0.880%) due 08/15/2022 ~	900	907
Charter Communications Operating LLC
4.464% due 07/23/2022	600	607
CNPC General Capital Ltd.
2.750% due 05/14/2019	1,200	1,196
CVS Health Corp.
3.500% due 07/20/2022	100	99
Hyundai Capital America
2.500% due 03/18/2019	1,200	1,195
Maple Escrow Subsidiary, Inc.
4.417% due 05/25/2025	400	403
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	800	804
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	980	965
2.400% due 09/23/2021	850	814

		8,144

UTILITIES 1.5%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	2,200	2,210
3.298% (US0003M + 0.950%) due 07/15/2021 ~	3,000	3,030
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	1,900	1,904
Petrobras Global Finance BV
5.299% due 01/27/2025	212	196
Verizon Communications, Inc.
3.376% due 02/15/2025	1,479	1,422
3.443% (US0003M + 1.100%) due 05/15/2025 ~	600	600

		9,362

Total Corporate Bonds & Notes (Cost $67,003)		67,026

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	446
7.750% due 01/01/2042	1,000	1,084

		1,530

RHODE ISLAND 0.2%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
2.683% (US0001M + 0.700%) due 10/02/2028 ~	979	974

Total Municipal Bonds & Notes (Cost $2,354)		2,504

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	600	590
3.500% due 04/01/2029	83	85
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	78,600	78,129
4.000% due 08/01/2048	7,600	7,737
Freddie Mac
2.473% (LIBOR01M + 0.400%) due 11/15/2043 ~	15,144	15,227
Ginnie Mae
3.500% due 02/15/2045 - 06/15/2045	2,060	2,068

Total U.S. Government Agencies (Cost $103,422)		103,836

U.S. TREASURY OBLIGATIONS 32.1%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,300	1,240
3.000% due 02/15/2048	8,000	8,020
4.250% due 05/15/2039	11,700	14,103
4.375% due 11/15/2039 (l)	5,600	6,871
4.375% due 05/15/2040	14,600	17,950
4.500% due 08/15/2039	13,000	16,194
4.625% due 02/15/2040	5,600	7,101
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	2,537	2,499
0.125% due 01/15/2022	5,424	5,333
0.125% due 04/15/2022	11,641	11,406
0.125% due 07/15/2022 (j)	21,028	20,683
0.125% due 01/15/2023 (j)	17,259	16,876
0.125% due 07/15/2024	1,477	1,436
0.250% due 01/15/2025	16,593	16,143

0.375% due 01/15/2027		2,946	2,863
1.000% due 02/15/2048		6,503	6,727
2.375% due 01/15/2025		3,988	4,423
2.500% due 01/15/2029		10,036	11,801
U.S. Treasury Notes
1.375% due 10/31/2020 (j)(l)		2,000	1,946
1.500% due 08/15/2026 (l)		3,100	2,799
1.875% due 09/30/2022 (j)(l)		7,500	7,250
2.250% due 08/15/2027		900	856
2.375% due 05/15/2027		19,500	18,775
2.500% due 05/15/2024 (l)		500	492

Total U.S. Treasury Obligations (Cost $208,933)			203,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Assets Trust
2.281% due 10/25/2046 •		290	214
BCAP LLC Trust
2.301% due 05/25/2047 •		219	203
5.250% due 04/26/2037		1,589	1,341
Bear Stearns Adjustable Rate Mortgage Trust
3.832% due 02/25/2034 ~		179	182
Bear Stearns ALT-A Trust
3.907% due 01/25/2036 ~		291	284
Bear Stearns Mortgage Funding Trust
2.261% due 06/25/2047 •		651	609
2.271% due 10/25/2036 •		3,468	3,266
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	2,090	2,438
Citigroup Commercial Mortgage Trust
1.970% due 09/10/2045 ~(a)		$15,117	876
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •		49	50
Claris Abs SRL
0.081% due 10/31/2060 •	EUR	4,588	5,342
Countrywide Alternative Loan Trust
2.491% due 08/25/2035 •		$1,503	1,083
3.608% due 10/20/2035 •		1,502	1,159
Countrywide Home Loan Mortgage Pass-Through Trust
3.215% due 02/20/2036 ~		1,257	1,037
Downey Savings & Loan Association Mortgage Loan Trust
3.657% due 07/19/2044 ~		28	29
HarborView Mortgage Loan Trust
2.235% due 01/25/2047 •		446	427
4.054% due 07/19/2035 ^~		354	324
HomeBanc Mortgage Trust
2.361% due 10/25/2035 •		225	225
IndyMac Mortgage Loan Trust
2.571% due 04/25/2035 •		1,291	1,236
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •		80	78
Merrill Lynch Alternative Note Asset Trust
2.201% due 03/25/2037 •		16,395	7,148
2.291% due 03/25/2037 •		15,342	7,450
Merrill Lynch Mortgage Investors Trust
3.532% due 04/25/2035 ~		520	508
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~		248	214
Prime Mortgage Trust
2.491% due 02/25/2034 •		30	29
RBSSP Resecuritization Trust
2.200% due 06/27/2036 •		1,300	1,115
Residential Asset Securitization Trust
5.500% due 08/25/2034		507	516
Structured Adjustable Rate Mortgage Loan Trust
3.815% due 04/25/2035 ~		69	67
Structured Asset Mortgage Investments Trust
2.301% due 04/25/2036 •		96	88
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•		2,851	2,602
WaMu Mortgage Pass-Through Certificates Trust
2.308% due 06/25/2047 •		2,310	2,274
2.401% due 01/25/2045 •		118	117
3.540% due 06/25/2037 ^~		2,150	2,064
Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~		1	1
Wells Fargo Mortgage-Backed Securities Trust
4.190% due 04/25/2036 ~		241	225
5.750% due 05/25/2036 ^		467	462

Total Non-Agency Mortgage-Backed Securities (Cost $49,350)			45,283

ASSET-BACKED SECURITIES 21.8%
ACE Securities Corp. Home Equity Loan Trust
2.991% due 08/25/2035 •		1,800	1,731

Apidos CLO
3.482% due 07/22/2026 •	5,100	5,102
Argent Securities Trust
2.281% due 03/25/2036 •	2,975	2,766
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.471% due 02/25/2036 •	1,621	1,279
Bear Stearns Asset-Backed Securities Trust
2.201% due 02/25/2037 •	722	747
3.041% due 10/25/2037 •	3,254	2,832
Citigroup Mortgage Loan Trust
2.251% due 12/25/2036 •	1,811	1,281
2.491% due 11/25/2046 •	1,311	1,284
Citigroup Mortgage Loan Trust, Inc.
2.351% due 03/25/2037 •	611	549
Countrywide Asset-Backed Certificates
2.231% due 05/25/2035 •	841	800
2.231% due 06/25/2035 •	2,519	2,309
2.231% due 05/25/2037 •	5,297	5,116
2.231% due 06/25/2037 •	3,466	3,294
2.231% due 08/25/2037 •	868	818
2.231% due 06/25/2047 ^•	369	341
2.291% due 06/25/2047 •	1,197	1,069
2.321% due 05/25/2037 •	6,000	5,537
2.581% due 02/25/2036 •	6,000	5,970
3.891% due 12/25/2033 •	346	346
Countrywide Asset-Backed Certificates Trust
2.891% due 08/25/2047 •	802	795
Ellington Loan Acquisition Trust
3.141% due 05/25/2037 •	3,781	3,735
First Franklin Mortgage Loan Trust
2.571% due 12/25/2035 •	271	273
GSAMP Trust
3.741% due 10/25/2034 •	220	214
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	3,500	3,501
HSI Asset Securitization Corp. Trust
2.421% due 02/25/2036 •	2,442	2,282
JPMorgan Mortgage Acquisition Trust
2.231% due 10/25/2036 •	1,252	1,252
2.251% due 05/25/2036 •	230	231
2.351% due 06/25/2037 •	3,200	3,140
Long Beach Mortgage Loan Trust
2.241% due 05/25/2036 •	2,120	1,438
2.251% due 08/25/2036 •	2,192	1,235
MASTR Asset-Backed Securities Trust
2.331% due 08/25/2036 •	2,262	1,285
2.781% due 06/25/2035 •	506	509
Morgan Stanley ABS Capital, Inc. Trust
2.171% due 09/25/2036 •	85	51
2.221% due 10/25/2036 •	308	292
2.321% due 09/25/2036 •	5,648	3,495
3.891% due 03/25/2034 •	511	473
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •	6,900	6,907
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.241% due 07/25/2036 •	581	570
NovaStar Mortgage Funding Trust
2.261% due 11/25/2036 •	4,280	2,047
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	2,799	2,801
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •	5,000	5,018
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.081% due 09/25/2034 •	676	675
Popular ABS Mortgage Pass-Through Trust
2.341% due 06/25/2047 ^•	1,422	1,385
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	6,037	3,515
Residential Asset Mortgage Products Trust
2.311% due 12/25/2035 •	2,267	2,011
2.431% due 03/25/2036 •	2,500	2,417
2.991% due 08/25/2034 •	914	915
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •	511	467
2.331% due 11/25/2036 •	8,400	5,576
2.491% due 02/25/2036 •	1,000	934
2.511% due 10/25/2035 •	300	298
Securitized Asset-Backed Receivables LLC Trust
2.181% due 07/25/2036 •	4,219	2,114
2.341% due 05/25/2036 •	1,427	942
2.361% due 03/25/2036 •	453	404
3.051% due 01/25/2036 ^•	4,134	3,158
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •	2,300	2,301
Soundview Home Loan Trust
2.201% due 02/25/2037 •	297	125

2.251% due 11/25/2036 •		259	254
Specialty Underwriting & Residential Finance Trust
3.066% due 08/25/2034 •		698	681
3.066% due 12/25/2035 •		983	983
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,865	2,858
Structured Asset Investment Loan Trust
2.221% due 07/25/2036 •		2,781	2,260
Structured Asset Securities Corp. Mortgage Loan Trust
2.321% due 05/25/2047 •		3,600	3,438
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		4,131	4,136
Symphony CLO Ltd.
3.378% due 10/15/2025 •		4,821	4,824
Telos CLO Ltd.
3.623% due 01/17/2027 •		3,000	3,003
WaMu Asset-Backed Certificates WaMu Trust
2.241% due 01/25/2037 •		1,159	958
Wells Fargo Home Equity Asset-Backed Securities Trust
2.591% due 12/25/2035 •		3,400	3,255

Total Asset-Backed Securities (Cost $129,171)			138,602

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
2.500% due 12/31/2038		2,500	1,427
5.875% due 01/11/2028		1,200	979
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,702	54
40.000% (ARPP7DRR) due 06/21/2020 ~		27,764	1,000
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	8,690	2,284
6.000% due 05/15/2055 (e)		8,690	2,274
Israel Government International Bond
4.125% due 01/17/2048		$300	284
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	396
Saudi Government International Bond
4.000% due 04/17/2025		$600	598
4.500% due 04/17/2030		600	600
5.000% due 04/17/2049		700	682

Total Sovereign Issues (Cost $13,418)			10,578

SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		5,700	5,697

REPURCHASE AGREEMENTS (h) 0.1%			574

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.600% due 07/18/2018 (d)	ARS	902	30
25.650% due 08/15/2018 (d)		1,420	47

			77

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		$600	590

GREECE TREASURY BILLS 0.6%
0.996% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	3,100	3,605

Total Short-Term Instruments (Cost $10,733)			10,543

Total Investments in Securities (Cost $585,754)			583,531

	SHARES
INVESTMENTS IN AFFILIATES 20.8%
SHORT-TERM INSTRUMENTS 20.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.8%
PIMCO Short Asset Portfolio		8,056,982	80,618
PIMCO Short-Term Floating NAV Portfolio III		5,193,877	51,347

Total Short-Term Instruments (Cost $132,024)	131,965

Total Investments in Affiliates (Cost $132,024)	131,965

Total Investments 112.8% (Cost $717,778)	$715,496
Financial Derivative Instruments (i)(k) 0.4% (Cost or Premiums, net $7,910)	2,288
Other Assets and Liabilities, net (13.2)%	(83,554)

Net Assets 100.0%	$634,230

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$574	U.S. Treasury Notes 2.000% due 02/15/2022	$(586)	$574	$574

Total Repurchase Agreements						$(586)	$574	$574

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,925) at a weighted average interest rate of 1.590%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	$107.000	08/24/2018	186	$186	$2	$1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	148	148	1	0

					$3	$1

Total Purchased Options					$3	$1

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	1,567		$381,408	$(392)	$0	$0
90-Day Eurodollar March Futures	03/2019	1,283		311,897	(385)	0	0
90-Day Eurodollar September Futures	09/2020	331		80,288	(50)	0	(13)
Euro-Bobl September Futures	09/2018	122	EUR	18,830	86	8	(6)
Euro-Bund 10-Year Bond September Futures	09/2018	215		40,813	300	63	0
U.S. Treasury 5-Year Note September Futures	09/2018	479		$54,423	209	0	(11)
U.S. Treasury 10-Year Note September Futures	09/2018	124		14,903	212	0	0
United Kingdom Long Gilt September Futures	09/2018	106	GBP	17,215	235	0	(39)

					$215	$71	$(69)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,567		$(380,135)	$333	$39	$0
90-Day Eurodollar March Futures	03/2020	1,283		(311,192)	256	48	0
90-Day Eurodollar September Futures	09/2021	331		(80,296)	0	8	0
Australia Government 10-Year Bond September Futures	09/2018	131	AUD	(12,541)	(169)	15	(10)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	142	EUR	(25,627)	(205)	0	(113)
Mini MSCI EAFE Index September Futures	09/2018	4		$(391)	14	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	346		(55,209)	(2,068)	22	0

					$(1,839)	$132	$(125)

Total Futures Contracts					$(1,624)	$203	$(194)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	22,290	$(279)	$137	$(142)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,720	(148)	72	(76)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		16,200	(206)	99	(107)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$43,500	186	(36)	150	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/05/2019		191,800	909	(757)	152	12	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		53,700	799	(87)	712	4	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		32,100	(20)	23	3	0	0
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		170,300	(74)	(86)	(160)	2	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		170,300	51	31	82	34	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		10,300	443	(18)	425	6	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		34,900	8	(92)	(84)	23	0
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		108,300	(901)	8	(893)	0	(64)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		43,800	2,452	80	2,532	31	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		76,400	600	(102)	498	20	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		800	(77)	5	(72)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	619	(6)	613	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,000	37	1	38	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		27,200	1,317	303	1,620	23	0
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		24,600	94	(24)	70	27	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,650	179	(20)	159	2	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		800	0	67	67	1	0
Receive(1)	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		17,400	0	(310)	(310)	33	0
Receive(1)	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		400	0	(8)	(8)	1	0
Receive(1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		400	35	(5)	30	1	0
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		3,400	27	(37)	(10)	6	0
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,200	102	(13)	89	2	0
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		6,100	47	(66)	(19)	12	0
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	25,200	(233)	361	128	34	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		12,400	57	171	228	17	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		63,800	106	(409)	(303)	0	(129)
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		32,600	(36)	(206)	(242)	0	(66)
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		19,200	(105)	208	103	76	0
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		63,100	11	207	218	125	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		6,600	152	(170)	(18)	0	(63)
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	148,300	(138)	322	184	0	(13)
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		148,300	684	(408)	276	2	0
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,400	150	(103)	47	11	0
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,400	(128)	(39)	(167)	0	(2)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		7,500	(153)	(45)	(198)	0	(3)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,600	(127)	23	(104)	0	(1)
Pay(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	17,680,000	508	51	559	6	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		7,040,000	(149)	(94)	(243)	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		390,000	(23)	(7)	(30)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		580,000	562	(122)	440	0	(4)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,150	(1)	4	3	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,150	3	(17)	(14)	0	(1)

							$7,340	$(1,114)	$6,226	$520	$(375)

Total Swap Agreements							$7,340	$(1,114)	$6,226	$520	$(375)

(j)	Securities with an aggregate market value of $9,762 and cash of $835 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	500		$608	$18	$0
BOA	07/2018	DKK	3,453		515	0	(27)
	07/2018		$3,962	AUD	5,367	10	0
	07/2018		7,003	EUR	5,984	0	(15)
	07/2018		3,610	RUB	225,065	0	(31)
	08/2018	AUD	5,367		$3,962	0	(10)
	08/2018		$6,897	RUB	428,768	0	(107)
	08/2018		4,014	ZAR	55,125	0	(14)
	09/2018	SGD	16,754		$12,617	300	0
BPS	07/2018	ARS	27,475		1,001	51	0
	07/2018	EUR	16,033		18,596	0	(127)
	07/2018	JPY	167,429		1,542	29	0
	07/2018		$1,940	ARS	54,950	2	(52)
	08/2018	ARS	1,420		$66	19	0
	09/2018	CNY	1,261		196	7	0
	12/2018	JPY	1,480,000		13,488	0	(49)
BRC	09/2018	ARS	6,564		236	28	0
CBK	07/2018	CAD	4,246		3,235	5	0
	07/2018	GBP	6,936		9,189	36	0
	07/2018		$8	ARS	209	0	(1)
	08/2018	MXN	5,449		$259	0	(13)
	08/2018	NOK	27,350		3,366	2	0
	12/2018	JPY	2,500,000		22,806	0	(60)
	12/2018		$36,064	JPY	3,980,000	339	0
	03/2019	EUR	1,200		$1,527	97	0
DUB	07/2018	ARS	27,475		948	0	(2)
	07/2018		$985	ARS	27,475	0	(35)
FBF	07/2018	AUD	4,354		$3,254	31	0
	10/2018	EUR	600		747	41	0
GLM	07/2018	AUD	204		151	0	0
	07/2018	CHF	160		162	0	0
	07/2018	EUR	343		406	6	0
	07/2018		$3,377	CAD	4,496	43	0
	07/2018		1,324	EUR	1,133	0	0
	07/2018		3,564	RUB	222,704	0	(23)
	08/2018	RUB	12,396		$198	2	0
HUS	07/2018	ARS	1,293		61	17	0
	07/2018	BRL	19,528		5,244	206	0
	07/2018	RUB	28,799		463	5	0
	07/2018	TRY	1,097		230	0	(7)
	07/2018		$7	ARS	182	0	(1)
	07/2018		5,065	BRL	19,528	0	(26)
	07/2018		681	GBP	515	0	(2)
	08/2018	RUB	50,079		$801	8	0
	01/2021	BRL	2,330		359	0	(175)
IND	07/2018	TRY	7,478		1,632	16	0
JPM	07/2018	AUD	809		609	11	0
	07/2018	CAD	4,681		3,612	51	0
	07/2018	TRY	16,564		3,593	14	0
	07/2018		$13	DKK	87	0	0
	07/2018		354	EUR	305	2	0
	08/2018		3,382	NOK	27,385	0	(14)
	08/2018		2,306	ZAR	31,850	5	0
	03/2019	EUR	4,824		$5,757	12	0
MSB	07/2018	BRL	19,528		5,065	26	0
	07/2018		$5,183	BRL	19,529	0	(144)
	07/2018		336	EUR	291	4	0
	08/2018	BRL	19,529		$5,168	147	0
	11/2018	EUR	800		974	31	0
NGF	09/2018		$6,790	CNH	43,352	0	(273)
SCX	08/2018		3,301	SEK	28,665	0	(90)
	08/2018		8,807	TRY	39,336	0	(401)
	09/2018	KRW	17,296,702		$16,092	524	0
SOG	08/2018		$352	ILS	1,271	0	(4)
SSB	07/2018		10,085	EUR	8,663	32	0
	08/2018	EUR	8,663		$10,107	0	(32)
TOR	07/2018		$1,524	JPY	167,429	0	(12)
	08/2018	JPY	167,429		$1,527	12	0
UAG	07/2018		$8,490	GBP	6,421	0	(16)
	08/2018	GBP	6,421		$8,502	17	0
	08/2018		$4	MXN	82	0	0
	08/2018	ZAR	2,560		$189	4	0
	09/2018	HKD	892		114	0	0
	09/2018		$469	KRW	507,028	0	(13)

Total Forward Foreign Currency Contracts						$2,210	$(1,776)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	1,073	$15	$11
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$1,080	13	0

							$28	$11

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	10,300	$271	$74
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$14,400	733	352
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,400	196	72
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$168,200	243	17
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		98,500	103	32
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	11,200	299	99
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$293,300	1,062	1,124
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		89,300	507	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		45,000	248	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		5,450	262	148
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		15,500	623	557

								$4,547	$2,477

Total Purchased Options								$4,575	$2,488

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$6,732	$(115)	$(112)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	4,300	(138)	(144)
	Call - OTC USD versus TRY		4.900	11/14/2018		$5,000	(138)	(184)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	920	(16)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$6,732	(91)	(91)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		926	(13)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		6,732	(73)	(4)

							$(584)	$(536)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$72,300	$(752)	$(1,181)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	19,700	(103)	(30)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	293,300	(1,379)	(1,480)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	112,200	(622)	(616)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,400	(290)	(416)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	19,200	(507)	(4)

							$(3,653)	$(3,727)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)«	04/30/2019	$22,500	$(22)	$(22)

Total Written Options				$(4,259)	$(4,285)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$1,900	$254	$(114)	$140	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	35,400	$(3)	$216	$213	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	RALVEIIT Index	1,576,893	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	$213,937	$0	$(676)	$0	$(676)
JPM	Receive	RALVEIIT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	191,969	0	3,845	3,845	0
JPS	Receive	RALVEIIT Index	337,995	1-Month USD-LIBOR plus a specified spread	Maturity	06/20/2019	46,464	0	(761)	0	(761)
MEI	Receive	RALVEIIT Index	652,459	1-Month USD-LIBOR plus a specified spread	Maturity	03/21/2019	89,694	0	(1,461)	0	(1,461)
MYI	Receive	RALVEIIT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	121,960	0	2,196	2,196	0

								$0	$3,143	$6,041	$(2,898)

Total Swap Agreements								$251	$3,245	$6,394	$(2,898)

(l)

Securities with an aggregate market value of $5,766 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,372	$0	$1,372
Corporate Bonds & Notes
Banking & Finance	0	49,520	0	49,520
Industrials	0	8,144	0	8,144
Utilities	0	9,362	0	9,362
Municipal Bonds & Notes
Illinois	0	1,530	0	1,530
Rhode Island	0	974	0	974
U.S. Government Agencies	0	103,836	0	103,836
U.S. Treasury Obligations	0	203,787	0	203,787
Non-Agency Mortgage-Backed Securities	0	45,283	0	45,283
Asset-Backed Securities	0	138,602	0	138,602
Sovereign Issues	0	10,578	0	10,578
Short-Term Instruments
Certificates of Deposit	0	5,697	0	5,697
Repurchase Agreements	0	574	0	574
Short-Term Notes	0	77	0	77
Argentina Treasury Bills	0	590	0	590
Greece Treasury Bills	0	3,605	0	3,605
	$0	$583,531	$0	$583,531

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131,965	$0	$0	$131,965

Total Investments	$131,965	$583,531	$0	$715,496

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	203	521	0	724
Over the counter	0	11,092	0	11,092
	$203	$11,613	$0	$11,816

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(194)	(375)	0	(569)
Over the counter	0	(8,937)	(22)	(8,959)

	$(194)	$(9,312)	$(22)	$(9,528)

Total Financial Derivative Instruments	$9	$2,301	$(22)	$2,288

Totals	$131,974	$585,832	$(22)	$717,784

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS EMG Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022		$918	$885

Total Loan Participations and Assignments (Cost $911)			885

CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 4.4%
AerCap Ireland Capital DAC
4.125% due 07/03/2023		2,700	2,688
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,100
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,000	1,915
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	400	487
Banco del Estado de Chile
4.125% due 10/07/2020		$7,600	7,689
Banco Santander S.A.
6.250% due 09/11/2021 •(e)(f)	EUR	1,700	2,095
Barclays Bank PLC
10.179% due 06/12/2021		$4,000	4,618
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		5,700	5,657
4.972% due 05/16/2029 •		2,200	2,183
6.500% due 09/15/2019 •(e)(f)	EUR	400	482
7.000% due 09/15/2019 •(e)(f)	GBP	200	270
8.000% due 12/15/2020 •(e)(f)	EUR	600	778
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,900	1,909
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		5,900	5,910
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	1,000	1,250
6.625% due 06/29/2021 •(e)(f)		3,000	3,948
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$500	481
Danske Bank A/S
3.386% (US0003M + 1.060%) due 09/12/2023 ~		2,300	2,303
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		7,600	7,345
4.250% due 10/14/2021		6,200	6,109
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,900	2,215
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$5,300	5,270
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,400	1,377
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,835
GSPA Monetization Trust
6.422% due 10/09/2029		1,083	1,235
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,204
3.326% (US0003M + 1.000%) due 05/18/2024 ~		1,000	998
3.400% due 03/08/2021		1,000	1,000
6.500% due 03/23/2028 •(e)(f)		2,500	2,403
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		5,400	5,401
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		3,300	3,300
7.000% due 06/27/2019 •(e)(f)	GBP	2,400	3,234
Macquarie Bank Ltd.
6.625% due 04/07/2021		$1,384	1,484
Nationwide Building Society
6.875% due 06/20/2019 •(e)(f)	GBP	1,400	1,890
Navient Corp.
5.500% due 01/15/2019		$2,800	2,826
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,200	1,159
2.992% (US0003M + 0.650%) due 07/13/2022 ~		2,200	2,203
Rio Oil Finance Trust
8.200% due 04/06/2028		1,700	1,726

Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,096
4.519% due 06/25/2024 •		1,800	1,803
4.892% due 05/18/2029 •		3,100	3,091
7.500% due 08/10/2020 •(e)(f)		1,800	1,840
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	470	652
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$600	594
3.293% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,003
4.125% due 09/24/2025		700	696
Wells Fargo & Co.
3.000% due 02/19/2025		900	849

			119,601

INDUSTRIALS 1.4%
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,477
Allergan Sales LLC
4.875% due 02/15/2021		419	431
BAT Capital Corp.
2.764% due 08/15/2022		1,600	1,535
3.223% (US0003M + 0.880%) due 08/15/2022 ~		1,800	1,814
Braskem Finance Ltd.
5.750% due 04/15/2021		600	622
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~		400	399
3.300% due 03/15/2021		900	897
3.650% due 03/15/2023		4,000	3,930
Charter Communications Operating LLC
4.464% due 07/23/2022		1,900	1,923
4.908% due 07/23/2025		1,500	1,517
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		3,700	3,666
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		150	148
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,004
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~		300	301
INEOS Finance PLC
2.125% due 11/15/2025	EUR	5,000	5,562
Maple Escrow Subsidiary, Inc.
4.417% due 05/25/2025		$1,600	1,610
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		3,300	3,315
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		1,000	1,039
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		300	287
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,010	995
2.400% due 09/23/2021		1,170	1,121
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,102

			38,794

UTILITIES 1.3%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		9,800	9,845
2.998% (US0003M + 0.650%) due 01/15/2020 ~		100	101
3.298% (US0003M + 0.950%) due 07/15/2021 ~		5,300	5,353
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		5,550	5,556
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		3,500	3,500
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		7,200	7,215
Petrobras Global Finance BV
5.999% due 01/27/2028		1,517	1,376
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		82	84

Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~	2,500	2,499

		35,529

Total Corporate Bonds & Notes (Cost $194,601)		193,924

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	734
7.043% due 04/01/2050	1,100	1,614
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	4,166
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	108
7.021% due 08/01/2040	100	108

		6,730

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	891
7.750% due 01/01/2042	1,200	1,301

		2,192

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	128

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	1,135	1,156

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,082

Total Municipal Bonds & Notes (Cost $10,454)		13,423

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
2.310% due 08/01/2022	400	389
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	41	41
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	70	70
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	159	159
2.591% (LIBOR01M + 0.500%) due 09/25/2041 ~	7,466	7,562
2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	476	481
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	554	564
2.870% due 09/01/2027	4,100	3,914
3.000% due 08/01/2021 - 10/01/2021	3,687	3,686
3.445% due 03/01/2022	9,241	9,337
3.500% due 03/01/2027	44	45
4.000% due 12/01/2018 - 09/01/2026	3,074	3,158
4.500% due 02/01/2019 - 06/01/2030	1,312	1,368
5.000% due 07/01/2023 - 08/01/2043	14,592	15,623
5.500% due 09/01/2025 - 09/01/2041	13,291	14,381
6.000% due 12/01/2018 - 05/01/2041	11,972	13,202
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	333,400	331,422
4.000% due 08/01/2048	33,100	33,697
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	983	981
Freddie Mac
2.623% (LIBOR01M + 0.550%) due 07/15/2041 ~	364	368
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~	400	406
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	65	66
2.793% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	458	465
3.500% due 06/15/2036	9	9
5.000% due 07/01/2023 - 09/01/2040	6,002	6,399
5.500% due 03/01/2037 - 04/01/2038	214	232
Ginnie Mae
2.332% due 08/20/2047 ~	3,375	3,373
3.500% due 02/15/2045	218	218
5.000% due 08/15/2033 - 04/15/2042	7,712	8,196

Small Business Administration
6.220% due 12/01/2028	17	18

Total U.S. Government Agencies (Cost $458,297)		459,830

U.S. TREASURY OBLIGATIONS 33.8%
U.S. Treasury Bonds
3.000% due 02/15/2048	31,200	31,279
4.250% due 05/15/2039	14,400	17,358
4.375% due 11/15/2039	9,400	11,533
4.375% due 05/15/2040	21,400	26,310
4.500% due 08/15/2039	5,100	6,353
4.625% due 02/15/2040	8,100	10,271
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	10,148	9,995
0.125% due 01/15/2022	53,577	52,675
0.125% due 04/15/2022	46,360	45,420
0.125% due 07/15/2022	31,705	31,186
0.125% due 01/15/2023 (j)	28,439	27,808
0.125% due 07/15/2024	113,747	110,605
0.375% due 07/15/2023	27,346	27,105
0.375% due 01/15/2027	23,576	22,912
0.375% due 07/15/2027	6,760	6,578
0.625% due 01/15/2026	3,269	3,252
1.000% due 02/15/2048	28,042	29,012
1.750% due 01/15/2028	30,377	33,203
2.000% due 01/15/2026	7,448	8,162
2.375% due 01/15/2027	2,112	2,403
2.500% due 01/15/2029	4,901	5,763
3.625% due 04/15/2028	775	984
U.S. Treasury Notes
0.750% due 10/31/2018 (l)	100	100
1.375% due 09/30/2020 (j)	51,000	49,680
1.375% due 10/31/2020 (j)(l)	27,900	27,142
1.500% due 08/15/2026 (l)	6,100	5,508
1.750% due 12/31/2020 (j)	84,200	82,498
1.875% due 08/31/2022	44,800	43,335
2.000% due 11/30/2020 (j)(l)	14,900	14,698
2.000% due 07/31/2022 (j)(l)	26,100	25,391
2.000% due 08/15/2025 (l)	8,300	7,862
2.000% due 11/15/2026 (l)	32,100	30,077
2.125% due 08/31/2020 (l)	42,300	41,920
2.125% due 08/15/2021 (l)	300	295
2.125% due 05/15/2025 (l)	35,900	34,354
2.250% due 11/15/2025 (l)	1,100	1,058
2.375% due 08/15/2024 (l)	22,650	22,111
2.375% due 05/15/2027	4,100	3,948
2.750% due 02/15/2024 (l)	11,110	11,095

Total U.S. Treasury Obligations (Cost $939,705)		921,239

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,242	1,104
Banc of America Funding Trust
2.314% due 02/20/2047 •	5,203	5,115
4.918% due 02/20/2035 ~	131	131
Banc of America Mortgage Trust
4.405% due 06/25/2035 ~	101	96
BCAP LLC Trust
3.839% due 02/26/2035 ~	537	531
3.883% due 12/26/2037 ~	30	30
3.926% due 12/26/2035 ~	2,497	2,478
Bear Stearns ALT-A Trust
2.411% due 08/25/2036 •	3,180	3,264
Chase Mortgage Finance Trust
3.396% due 12/25/2035 ^~	863	834
Citigroup Mortgage Loan Trust
2.161% due 01/25/2037 •	422	395
3.710% due 03/25/2036 ^•	547	526
4.280% due 10/25/2035 ^•	287	291
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	518	523
Countrywide Alternative Loan Trust
2.211% due 12/25/2046 •	10,418	9,992
2.261% due 05/25/2047 •	1,041	946
2.291% due 05/25/2036 •	592	506
Countrywide Asset-Backed Certificates
2.811% due 11/25/2035 •	12,000	11,841
Countrywide Home Loan Mortgage Pass-Through Trust
3.537% due 02/20/2036 ^•	19	17
6.000% due 07/25/2036	2,645	2,296
6.500% due 12/25/2037	2,420	1,950
Credit Suisse First Boston Mortgage Securities Corp.
3.263% due 02/25/2034 ~	220	220

Credit Suisse Mortgage Capital Certificates
2.460% due 11/30/2037 •	5,800	5,115
Deutsche ALT-A Securities, Inc.
2.251% due 01/25/2047 •	1,605	1,560
Downey Savings & Loan Association Mortgage Loan Trust
2.905% due 09/19/2044 •	284	284
First Horizon Mortgage Pass-Through Trust
3.400% due 10/25/2035 ^~	1,247	1,211
GSR Mortgage Loan Trust
3.923% due 09/25/2035 ~	228	235
HarborView Mortgage Loan Trust
2.424% due 06/20/2035 •	930	914
2.585% due 01/19/2036 •	4,040	3,186
HomeBanc Mortgage Trust
2.401% due 03/25/2035 •	1,993	1,779
Impac CMB Trust
2.731% due 03/25/2035 •	1,247	1,219
IndyMac Mortgage Loan Trust
2.351% due 06/25/2035 •	292	278
JPMorgan Mortgage Trust
3.664% due 08/25/2035 ^~	360	352
3.692% due 07/25/2035 ~	8,173	8,409
3.853% due 07/25/2035 ~	483	487
5.750% due 01/25/2036 ^	17	14
Lehman Mortgage Trust
2.741% due 11/25/2036 •	2,405	1,769
Lehman XS Trust
2.316% due 08/25/2046 •	4,639	4,368
Luminent Mortgage Trust
3.760% due 04/25/2036 ~	23,990	24,711
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •	953	901
3.842% due 09/25/2035 ^~	337	325
Morgan Stanley Mortgage Loan Trust
2.351% due 04/25/2035 •	2,497	2,481
3.485% due 07/25/2035 ~	904	813
6.315% due 06/25/2036	4,941	2,247
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,205	1,131
Provident Funding Mortgage Loan Trust
4.188% due 10/25/2035 ~	1,989	2,000
Residential Accredit Loans, Inc. Trust
2.271% due 09/25/2036 •	3,366	3,164
2.591% due 03/25/2035 •	1,308	1,058
2.591% due 08/25/2035 ^•	4,067	3,218
3.058% due 08/25/2035 •	111	104
4.523% due 12/25/2035 ~	3,813	3,483
4.630% due 09/25/2035 ^~	729	672
Structured Adjustable Rate Mortgage Loan Trust
3.241% due 12/25/2037 ^•	4,327	4,306
Structured Asset Mortgage Investments Trust
2.551% due 05/25/2045 •	9	9
Wachovia Mortgage Loan Trust LLC
3.712% due 10/20/2035 ^~	764	771
WaMu Mortgage Pass-Through Certificates Trust
2.381% due 12/25/2045 •	934	921
2.395% due 11/25/2046 •	3,631	3,567
2.789% due 01/25/2037 ^~	555	522
3.208% due 12/25/2036 ^~	294	287
3.540% due 06/25/2037 ^~	2,930	2,814
3.605% due 02/25/2037 ^~	1,796	1,769
Washington Mutual Mortgage Pass-Through Certificates Trust
4.404% due 09/25/2036	3,929	1,983
Wells Fargo Mortgage-Backed Securities Trust
3.892% due 03/25/2035 ~	541	547

Total Non-Agency Mortgage-Backed Securities (Cost $126,048)		138,070

ASSET-BACKED SECURITIES 8.8%
ACE Securities Corp. Home Equity Loan Trust
2.501% due 12/25/2035 •	18,011	16,697
Allegro CLO Ltd.
3.579% due 01/30/2026 •	2,100	2,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.366% due 05/25/2033 •	1,163	1,164
Apidos CLO
3.482% due 07/22/2026 •	1,600	1,601
Argent Securities Trust
2.241% due 07/25/2036 •	3,889	3,328
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •	2,400	2,403
B&M CLO Ltd.
3.078% due 04/16/2026 •	3,700	3,691
Bear Stearns Asset-Backed Securities Trust
2.251% due 08/25/2036 •	1,485	1,741
2.771% due 10/25/2035 •	9,182	8,972

CIFC Funding Ltd.
3.220% due 10/25/2027 •		3,400	3,400
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •		2,832	2,863
Citigroup Mortgage Loan Trust
6.750% due 05/25/2036		2,133	1,641
Citigroup Mortgage Loan Trust, Inc.
2.331% due 10/25/2036 •		176	176
2.371% due 08/25/2036 •		13,000	12,158
Countrywide Asset-Backed Certificates
2.291% due 08/25/2036 •		7,734	7,699
2.381% due 08/25/2036 •		166	164
Countrywide Asset-Backed Certificates Trust
2.731% due 02/25/2036 •		14,000	13,781
2.891% due 08/25/2047 •		2,863	2,841
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		5,900	5,900
Fremont Home Loan Trust
2.226% due 10/25/2036 •		3,020	2,862
GSAA Home Equity Trust
2.291% due 03/25/2037 •		8,880	4,535
GSAA Trust
5.995% due 03/25/2046 ^		9,682	6,876
GSAMP Trust
2.321% due 01/25/2037 •		3,800	3,233
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •		1,300	1,300
HSI Asset Securitization Corp. Trust
2.481% due 12/25/2035 •		21,531	20,402
JPMorgan Mortgage Acquisition Trust
2.331% due 05/25/2036 •		5,181	5,170
Long Beach Mortgage Loan Trust
2.251% due 12/25/2036 •		2,750	2,042
MASTR Asset-Backed Securities Trust
2.191% due 08/25/2036 •		13,658	7,251
Morgan Stanley ABS Capital, Inc. Trust
2.271% due 03/25/2037 •		5,439	3,016
2.411% due 11/25/2035 •		82	82
Morgan Stanley Mortgage Loan Trust
5.963% due 01/25/2047		557	332
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		2,200	2,202
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		1,154	1,155
New Century Home Equity Loan Trust
2.871% due 03/25/2035 •		1,346	1,270
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.501% due 02/25/2036 •		2,362	2,374
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		823	824
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		1,600	1,606
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •		3,027	1,990
2.231% due 03/25/2037 •		3,629	3,290
2.311% due 04/25/2037 •		2,238	1,772
2.311% due 05/25/2037 •		2,920	2,107
2.871% due 02/25/2035 •		7,656	7,448
Park Place Securities, Inc.
2.541% due 09/25/2035 •		60	61
RAAC Trust
2.431% due 02/25/2036 •		3,200	3,189
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,420	3,738
Residential Asset Mortgage Products Trust
3.966% due 10/25/2034 •		8,490	7,736
Residential Asset Securities Corp. Trust
2.471% due 02/25/2036 •		6,562	6,587
2.781% due 11/25/2035 •		900	891
Securitized Asset-Backed Receivables LLC Trust
2.331% due 07/25/2036 •		1,790	1,036
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		499	509
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	779	910
Soundview Home Loan Trust
2.221% due 12/25/2036 •		$576	576
2.261% due 08/25/2037 •		4,261	3,912
3.391% due 10/25/2037 •		5,900	4,951
Specialty Underwriting & Residential Finance Trust
2.241% due 09/25/2037 •		2,691	1,678
Structured Asset Investment Loan Trust
3.021% due 06/25/2035 •		13,234	12,211
TICP CLO Ltd.
3.159% due 07/20/2027 •		3,900	3,896
3.199% due 04/20/2028 •		2,800	2,782

Vibrant CLO Ltd.
3.259% due 07/24/2024 •		1,030	1,031
VOLT LLC
3.125% due 09/25/2047		3,278	3,260
3.250% due 06/25/2047		1,877	1,872
3.500% due 03/25/2047		1,798	1,796
Washington Mutual Asset-Backed Certificates Trust
2.151% due 11/25/2036 •		4,128	1,970

Total Asset-Backed Securities (Cost $216,199)			240,051

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
2.500% due 12/31/2038		9,850	5,622
5.875% due 01/11/2028		4,100	3,344
40.000% (ARPP7DRR) due 06/21/2020 ~	ARS	69,840	2,515
Brazil Government International Bond
5.625% due 02/21/2047		$4,000	3,406
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	15,207	3,997
6.000% due 05/15/2055 (d)		11,483	3,005
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,208
Israel Government International Bond
4.125% due 01/17/2048		1,000	948
Qatar Government International Bond
5.250% due 01/20/2020		7,600	7,835
Saudi Government International Bond
4.000% due 04/17/2025		2,400	2,392
4.500% due 04/17/2030		2,400	2,402
5.000% due 04/17/2049		2,500	2,438

Total Sovereign Issues (Cost $52,209)			46,112

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)(g)		1,000	1,152
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		4,800	5,562

Total Preferred Securities (Cost $7,222)			6,714

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$7,100	7,096
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		17,000	17,017

			24,113

COMMERCIAL PAPER 0.9%
Entergy Corp.
2.698% due 07/11/2018		1,800	1,799
2.787% due 07/09/2018		3,700	3,698
Hyundai Capital America
2.442% due 07/06/2018		5,800	5,797
Schlumberger Holdings
2.602% due 08/16/2018		3,300	3,290
Sempra Energy Holdings
2.568% due 07/18/2018		5,000	4,994
VW CR, Inc.
2.602% due 08/14/2018		5,200	5,184

			24,762

REPURCHASE AGREEMENTS (h) 2.5%			68,928

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (c)	ARS	1,220	40

25.600% due 07/18/2018 (c)		2,902	98
25.650% due 08/15/2018 (c)		3,240	107
25.800% due 08/15/2018 (c)		4,810	158
40.700% due 07/18/2018 (c)		6,160	209

			612

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (b)(c)		$1,900	1,868
25.800% due 09/19/2018 (b)(c)	ARS	2,361	75

			1,943

GREECE TREASURY BILLS 0.5%
0.987% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	12,400	14,419

Total Short-Term Instruments (Cost $135,596)			134,777

Total Investments in Securities (Cost $2,141,242)			2,155,025

	SHARES
INVESTMENTS IN AFFILIATES 38.5%
SHORT-TERM INSTRUMENTS 38.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.5%
PIMCO Short Asset Portfolio		28,806,973	288,243
PIMCO Short-Term Floating NAV Portfolio III		77,084,479	762,057

Total Short-Term Instruments (Cost $1,050,252)			1,050,300

Total Investments in Affiliates (Cost $1,050,252)			1,050,300

Total Investments 117.5% (Cost $3,191,494)			$3,205,325
Financial Derivative Instruments (i)(k) (4.3)% (Cost or Premiums, net $13,685)			(118,349)
Other Assets and Liabilities, net (13.2)%			(358,480)

Net Assets 100.0%			$2,728,496

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,030	$1,152	0.04%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	1.930%	06/28/2018	07/03/2018	$2,922	U.S. Treasury Notes 2.875% due 05/15/2028	$(2,915)	$2,922	$2,923
	2.000	06/28/2018	07/03/2018	2,206	U.S. Treasury Notes 2.750% due 02/15/2028	(2,203)	2,206	2,206
MBC	2.260	06/29/2018	07/02/2018	30,300	U.S. Treasury Notes 2.000% due 08/31/2021	(31,278)	30,300	30,306
NOM	1.950	06/29/2018	07/02/2018	33,500	U.S. Treasury Bonds 3.000% due 11/15/2044	(34,114)	33,500	33,505

Total Repurchase Agreements						$(70,510)	$68,928	$68,940

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	2.750%	02/15/2028	$2,200	$(2,167)	$(2,203)
U.S. Treasury Notes	2.875	05/15/2028	2,900	(2,901)	(2,916)

Total Short Sales (0.2)%				$(5,068)	$(5,119)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $34 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(2,803) at a weighted average interest rate of 1.515%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	5,317		$1,294,158	$(6,967)	$0	$0
90-Day Eurodollar March Futures	03/2019	5,014		1,218,903	(4,426)	0	0
90-Day Eurodollar September Futures	09/2020	1,305		316,544	(440)	0	(49)
Euro-Bobl September Futures	09/2018	268	EUR	41,365	189	19	(12)
Euro-Bund 10-Year Bond September Futures	09/2018	688		130,600	1,137	201	0
Mini MSCI Emerging Markets Index September Futures	09/2018	510		$27,114	(2,001)	471	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,066		121,116	143	0	(25)
U.S. Treasury 10-Year Note September Futures	09/2018	2,159		259,485	1,452	0	0
United Kingdom Long Gilt September Futures	09/2018	37	GBP	6,009	82	0	(14)

					$(10,831)	$691	$(100)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,317		$(1,289,838)	$8,519	$133	$0
90-Day Eurodollar March Futures	03/2020	5,014		(1,216,146)	4,675	188	0
90-Day Eurodollar September Futures	09/2021	1,305		(316,577)	144	33	0
Australia Government 10-Year Bond September Futures	09/2018	539	AUD	(51,601)	(637)	61	(41)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	310	EUR	(55,946)	(490)	0	(246)
U.S. Treasury 2-Year Note September Futures	09/2018	1,926		$(407,981)	148	60	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	443		(70,686)	(2,572)	28	0

					$9,787	$503	$(287)

Total Futures Contracts					$(1,044)	$1,194	$(387)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.001%	$400	$74	$(7)	$67	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	0.704	1,200	191	(18)	173	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.865	100	17	(1)	16	0	0

						$282	$(26)	$256	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$39,300	$(479)	$(236)	$(715)	$0	$(20)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	50,900	(806)	(68)	(874)	0	(28)

					$(1,285)	$(304)	$(1,589)	$0	$(48)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$10,200	$614	$(2)	$612	$5	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	21,160	$29	$(164)	$(135)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		11,340	0	(74)	(74)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		15,400	0	(101)	(101)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$30,700	(437)	543	106	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		110,900	1,122	348	1,470	9	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		28,700	(166)	169	3	0	0
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		684,400	63	(705)	(642)	9	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		684,400	22	308	330	137	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,200	312	26	338	5	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		116,100	(150)	(808)	(958)	0	(68)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		5,000	243	146	389	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		182,400	10,037	498	10,535	127	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		19,500	(1,437)	2,256	819	15	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,600	(87)	165	78	1	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		82,000	(70)	605	535	21	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		101,410	(63)	9,027	8,964	78	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,000	152	119	271	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		4,500	252	269	521	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		137,700	(988)	5,868	4,880	105	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		60,800	3,454	168	3,622	51	0
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		27,400	0	78	78	30	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		33,650	(5,456)	7,013	1,557	45	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,800	0	152	152	3	0
Receive	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,100	0	336	336	5	0
Receive	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		11,800	289	1,410	1,699	17	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		4,900	0	522	522	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		77,700	8,732	(1,016)	7,716	125	0
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		10,400	0	(29)	(29)	20	0
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		14,700	0	(46)	(46)	28	0
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	84,900	32	400	432	115	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		40,100	(32)	771	739	55	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		218,100	(90)	(946)	(1,036)	0	(439)
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		105,500	32	(816)	(784)	0	(214)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		31,100	7	160	167	124	0
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		209,000	60	662	722	413	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		12,900	302	(337)	(35)	0	(123)
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	449,800	978	(419)	559	0	(41)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		11,100	(420)	193	(227)	0	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		449,800	31	808	839	5	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		32,200	(2,475)	1,084	(1,391)	1	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		12,400	286	(207)	79	18	0
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,600	1	(121)	(120)	0	(2)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		19,600	0	(518)	(518)	0	(7)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,200	(292)	3	(289)	0	(7)
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	75,300,000	2,165	215	2,380	25	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		29,950,000	(637)	(397)	(1,034)	0	(61)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		6,400,000	(384)	(113)	(497)	3	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,110,000	454	387	841	0	(7)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	23,200	(216)	558	342	17	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		4,600	(6)	17	11	1	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		4,600	13	(68)	(55)	0	(5)

							$15,662	$28,399	$44,061	$1,628	$(987)

Total Swap Agreements							$15,273	$28,067	$43,340	$1,633	$(1,035)

(j)	Securities with an aggregate market value of $37,164 and cash of $4,722 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	1,900		$2,310	$70	$0
BOA	07/2018	ARS	38,699		1,335	0	(3)
	07/2018	BRL	26,363		6,837	35	0
	07/2018		$1,490	ARS	38,699	0	(153)
	07/2018		14,250	AUD	19,304	36	0
	07/2018		6,972	BRL	26,363	0	(170)
	08/2018	ARS	4,810		$223	64	0
	08/2018	AUD	19,304		14,252	0	(36)
	08/2018	BRL	26,363		6,953	175	0
	08/2018		$1,661	EUR	1,430	14	0
	08/2018		24,263	RUB	1,535,603	54	0
	08/2018		12,132	ZAR	166,600	0	(42)
	09/2018	ARS	2,361		$107	32	0
	09/2018	SGD	67,206		50,611	1,204	0
BPS	07/2018	ARS	103,356		3,765	192	0
	07/2018	JPY	112,418		1,035	20	0
	07/2018		$7,297	ARS	206,711	9	(194)
	08/2018	ARS	3,240		$151	43	0
	08/2018	EUR	2,489		2,909	0	(7)
	08/2018		$1,947	EUR	1,662	0	0
	09/2018	KRW	1,790,075		$1,620	9	0
	09/2018		$809	CNY	5,206	0	(27)
	12/2018	JPY	1,400,000		$12,759	0	(46)
CBK	07/2018	CAD	35,658		27,277	153	0
	07/2018	GBP	28,510		37,772	146	0
	07/2018		$26	ARS	674	0	(3)
	08/2018	MXN	11,231		$575	15	0
	08/2018	NOK	114,425		14,084	10	0
	12/2018	JPY	2,370,000		21,620	0	(57)
	12/2018		$34,161	JPY	3,770,000	321	0
	03/2019	EUR	4,600		$5,855	372	0
DUB	07/2018	ARS	68,674		2,372	6	(5)
	07/2018		$2,318	ARS	64,657	0	(83)
FBF	07/2018	AUD	18,175		$13,581	131	0
	10/2018	EUR	2,400		2,989	167	0
GLM	07/2018	AUD	568		420	0	(1)
	07/2018	GBP	3,175		4,213	23	0
	07/2018		$14,124	CAD	18,802	178	0
	07/2018		1,295	GBP	962	0	(26)
	07/2018		21,800	RUB	1,360,945	0	(159)
	08/2018	EUR	40,985		$49,010	998	(1)
	08/2018		$1,875	EUR	1,605	5	0
	08/2018		746	RUB	46,702	0	(6)
	08/2018		34,366	TRY	158,910	0	(477)
HUS	07/2018	ARS	4,161		$196	55	0
	07/2018	RUB	113,515		1,825	19	0
	07/2018		$22	ARS	585	0	(3)
	07/2018		12,669	CAD	16,856	153	0
	07/2018		715	TRY	3,416	23	0
	08/2018	ARS	1,220		$57	16	0
	08/2018	CAD	16,856		12,676	0	(152)
	08/2018		$989	RUB	61,819	0	(10)
	09/2018		2,336	CNY	15,002	0	(84)
	01/2021	BRL	2,630		$405	0	(198)
IND	07/2018	TRY	31,445		6,861	68	0
JPM	07/2018	AUD	561		423	7	0
	07/2018	TRY	67,885		14,724	58	0
	07/2018		$7,561	RUB	471,655	0	(61)
	08/2018	EUR	3,143		$3,732	50	0
	08/2018		$1,193	EUR	1,003	0	(18)
	08/2018		14,140	NOK	114,485	0	(59)
	08/2018		7,183	ZAR	99,225	17	0
	08/2018	ZAR	7,572		$593	44	0
	09/2018	SGD	1,858		1,379	13	0
	03/2019	EUR	18,954		22,622	47	0
MSB	11/2018		3,500		4,263	137	0
NGF	07/2018	ARS	2,143		75	2	0
	09/2018		$25,531	CNH	163,016	0	(1,027)
RBC	08/2018		1,214	TRY	5,573	0	(25)
RYL	08/2018		1,293	RUB	82,729	17	0
SCX	07/2018	BRL	26,363		$7,219	416	0
	07/2018		$6,837	BRL	26,363	0	(35)
	08/2018	EUR	3,887		$4,602	48	0
	08/2018		$21,179	EUR	18,039	0	(47)
	08/2018		12,983	SEK	112,739	0	(356)
	09/2018	KRW	71,014,422		$66,067	2,149	0
	09/2018		$461	INR	31,273	0	(9)
SSB	09/2018	SGD	3,514		$2,605	21	0
TOR	07/2018		$1,023	JPY	112,418	0	(8)
	08/2018	JPY	112,418		$1,025	8	0
UAG	07/2018		$40,624	GBP	30,723	0	(77)
	08/2018	GBP	30,723		$40,681	79	0
	09/2018	KRW	1,863,786		1,724	46	0
	09/2018		$739	CNY	4,812	0	(16)
	09/2018		535	HKD	4,194	0	0

Total Forward Foreign Currency Contracts						$7,975	$(3,681)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	4,229	$60	$43
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$4,257	49	0

							$109	$43

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	13,500	$355	$96
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$15,200	773	371
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,600	255	94
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$516,400	745	51
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		375,000	394	124
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		30,200	1,563	738
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,800	395	131
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$1,243,100	4,500	4,766
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		95,300	541	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		122,000	673	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		28,050	1,349	761
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		61,000	2,452	2,191

								$13,995	$9,326

Total Purchased Options								$14,104	$9,369

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$27,592	$(472)	$(458)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	12,300	(394)	(413)
	Call - OTC USD versus TRY		4.900	11/14/2018		$14,500	(399)	(534)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	3,625	(62)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$27,592	(375)	(373)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		3,649	(53)	(2)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		27,592	(299)	(15)

							$(2,054)	$(1,795)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(57)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$75,500	$(785)	$(1,233)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	150,800	(1,606)	(2,462)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	75,000	(394)	(114)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	1,243,100	(5,843)	(6,274)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	442,700	(2,453)	(2,431)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	140,200	(1,484)	(2,128)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	20,500	(541)	(5)

							$(13,106)	$(14,647)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)«	04/30/2019	$78,900	$(78)	$(78)

Total Written Options				$(15,295)	$(16,520)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	700	$6	$13	$19	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$2,000	$268	$(120)	$148	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,231	(671)	418	0	(253)

						$(403)	$298	$148	$(253)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	06/20/2019	$144,375	$0	$(10,776)	$0	$(10,776)
DUB	Receive	ERAEMLT Index	20,679	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	59,657	0	(2,545)	0	(2,545)
JPM	Receive	ERAEMLT Index	54,163	1-Month USD-LIBOR plus a specified spread	Monthly	10/11/2018	1,233,656	0	(51,396)	0	(51,396)
JPS	Receive	ERAEMLT Index	43,495	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	125,102	0	(5,151)	0	(5,151)
MEI	Receive	ERAEMLT Index	83,868	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	245,534	0	(14,178)	0	(14,178)
	Receive	ERAEMLT Index	139,834	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	409,381	0	(23,640)	0	(23,640)
	Receive	ERAEMLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	378,938	0	752	752	0
	Receive	ERAEMLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	11/28/2018	168,299	0	(7,640)	0	(7,640)
UAG	Receive	ERAEMLT Index	18,231	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	52,595	0	(2,237)	0	(2,237)

								$0	$(116,811)	$752	$(117,563)

Total Swap Agreements								$(397)	$(116,500)	$919	$(117,816)

(l)

Securities with an aggregate market value of $183,328 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$885	$0	$885
Corporate Bonds & Notes
Banking & Finance	0	119,601	0	119,601
Industrials	0	38,794	0	38,794
Utilities	0	35,529	0	35,529
Municipal Bonds & Notes
California	0	6,730	0	6,730
Illinois	0	2,192	0	2,192
Nebraska	0	128	0	128
Tennessee	0	135	0	135
Texas	0	1,156	0	1,156
Washington	0	3,082	0	3,082
U.S. Government Agencies	0	459,830	0	459,830
U.S. Treasury Obligations	0	921,239	0	921,239
Non-Agency Mortgage-Backed Securities	0	138,070	0	138,070
Asset-Backed Securities	0	240,051	0	240,051
Sovereign Issues	0	46,112	0	46,112
Preferred Securities
Banking & Finance	0	6,714	0	6,714
Short-Term Instruments
Certificates of Deposit	0	24,113	0	24,113
Commercial Paper	0	24,762	0	24,762
Repurchase Agreements	0	68,928	0	68,928
Short-Term Notes	0	612	0	612
Argentina Treasury Bills	0	1,943	0	1,943
Greece Treasury Bills	0	14,419	0	14,419
	$0	$2,155,025	$0	$2,155,025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,050,300	$0	$0	$1,050,300

Total Investments	$1,050,300	$2,155,025	$0	$3,205,325

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,119)	$0	$(5,119)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,194	1,633	0	2,827
Over the counter	0	18,263	0	18,263
	$1,194	$19,896	$0	$21,090

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(387)	(1,035)	0	(1,422)
Over the counter	0	(137,939)	(78)	(138,017)

	$(387)	$(138,974)	$(78)	$(139,439)

Total Financial Derivative Instruments	$807	$(119,078)	$(78)	$(118,349)

Totals	$1,051,107	$2,030,828	$(78)	$3,081,857

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025		$1,862	$1,862

Total Loan Participations and Assignments (Cost $1,858)			1,862

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.5%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,000
4.750% due 09/10/2018		3,115	3,125
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,300	1,245
Banco del Estado de Chile
4.125% due 10/07/2020		4,000	4,047
Bank of America Corp.
2.650% due 04/01/2019		16,900	16,884
3.004% due 12/20/2023 •		2,483	2,409
Barclays Bank PLC
10.179% due 06/12/2021		2,200	2,540
14.000% due 06/15/2019 •(e)	GBP	1,075	1,571
Barclays PLC
3.710% due 05/16/2024 ~		$3,600	3,573
7.000% due 09/15/2019 •(e)(f)	GBP	300	405
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$3,000	3,015
Citigroup, Inc.
3.352% due 06/01/2024 ~		3,700	3,706
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(e)(f)	EUR	1,200	1,579
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026		$1,100	1,101
Deutsche Bank AG
3.549% due 02/27/2023 ~		5,300	5,122
4.250% due 10/14/2021		6,200	6,109
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,200	1,399
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$1,100	1,095
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,300	3,245
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		2,600	2,633
HSBC Holdings PLC
2.926% due 05/18/2021 ~		1,600	1,603
3.326% due 05/18/2024 ~		600	599
3.400% due 03/08/2021		700	700
4.300% due 03/08/2026		500	502
6.250% due 03/23/2023 •(e)(f)		1,800	1,769
JPMorgan Chase & Co.
2.945% due 06/18/2022 ~		3,600	3,601
Lloyds Bank PLC
12.000% due 12/16/2024 •(e)		3,800	4,667
Lloyds Banking Group PLC
3.130% due 06/21/2021 ~		2,400	2,400
7.000% due 06/27/2019 •(e)(f)	GBP	400	539
7.625% due 06/27/2023 •(e)(f)		780	1,128
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		$1,400	1,352
2.992% (US0003M + 0.650%) due 07/13/2022 ~		2,400	2,404
Royal Bank of Scotland Group PLC
3.885% due 06/25/2024 ~		2,000	1,997
4.519% due 06/25/2024 •		1,200	1,202
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	690	957
UBS AG
7.625% due 08/17/2022 (f)		$3,350	3,706
Wells Fargo & Co.
3.000% due 04/22/2026		1,000	930

			97,859

INDUSTRIALS 1.1%
AbbVie, Inc.
3.200% due 11/06/2022	100	98
Allergan Finance LLC
3.250% due 10/01/2022	300	292
Allergan Funding SCS
3.450% due 03/15/2022	1,800	1,772
Allergan Sales LLC
5.000% due 12/15/2021	1,000	1,035
BAT Capital Corp.
2.764% due 08/15/2022	900	864
3.223% due 08/15/2022 ~	1,600	1,612
Charter Communications Operating LLC
4.464% due 07/23/2022	700	708
4.908% due 07/23/2025	1,500	1,517
CVS Health Corp.
3.500% due 07/20/2022	200	199
3.700% due 03/09/2023	2,800	2,774
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,305
GATX Corp.
3.083% due 11/05/2021 ~	2,700	2,714
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	750	753
Kraft Heinz Foods Co.
3.500% due 07/15/2022	200	198
McDonald’s Corp.
2.759% due 10/28/2021 ~	2,100	2,109
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	960	946
2.400% due 09/23/2021	1,120	1,073

		19,969

UTILITIES 1.4%
AT&T, Inc.
2.975% due 06/01/2021 ~	6,400	6,429
3.298% (US0003M + 0.950%) due 07/15/2021 ~	6,100	6,161
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019 ~	5,100	5,111
Petrobras Global Finance BV
5.999% due 01/27/2028	2,101	1,905
Southern Power Co.
2.875% due 12/20/2020 ~	2,500	2,501
Verizon Communications, Inc.
3.443% due 05/15/2025 ~	1,700	1,700

		23,807

Total Corporate Bonds & Notes (Cost $142,370)		141,635

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,613

COLORADO 0.4%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	5,500	7,425

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	680	757
7.750% due 01/01/2042	1,500	1,627

		2,384

Total Municipal Bonds & Notes (Cost $11,239)		11,422

U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 12/25/2036 ~	80	79
2.310% due 08/01/2022	200	194
2.310% (US0001M + 0.350%) due 09/25/2042 ~	269	268
2.441% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	42	42
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	46	46
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	110	110
2.664% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	149	152
2.721% (LIBOR01M + 0.630%) due 05/25/2040 ~	79	80

2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	50	51
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	562	571
2.841% (LIBOR01M + 0.750%) due 11/25/2039 - 01/25/2040 ~	126	129
2.911% (LIBOR01M + 0.820%) due 12/25/2039 ~	34	34
2.920% due 06/01/2022	2,355	2,344
2.991% (LIBOR01M + 0.900%) due 07/25/2039 ~	20	20
3.008% (US0012M + 1.258%) due 11/01/2034 ~	5	5
3.028% (US0012M + 1.278%) due 10/01/2034 ~	10	10
3.155% due 05/01/2022	1,780	1,776
3.171% (US0012M + 1.402%) due 10/01/2035 ~	25	26
3.293% (US0012M + 1.543%) due 07/01/2035 ~	72	75
3.313% (US0012M + 1.525%) due 09/01/2035 ~	89	93
3.326% (12MTA + 1.821%) due 11/01/2035 ~	31	32
3.330% (US0012M + 1.580%) due 08/01/2035 ~	46	48
3.385% (US0012M + 1.565%) due 01/01/2035 ~	66	69
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	81	84
3.415% (US0012M + 1.665%) due 07/01/2034 ~	124	130
3.487% (US0012M + 1.737%) due 09/01/2035 ~	38	39
3.562% (US0012M + 1.750%) due 08/01/2035 ~	187	197
3.566% due 05/25/2035 ~	18	19
3.576% (US0012M + 1.741%) due 12/01/2033 ~	17	18
3.640% (US0012M + 1.610%) due 07/01/2035 ~	79	83
3.656% (12MTA + 2.194%) due 05/01/2036 ~	70	74
3.739% (12MTA + 2.281%) due 07/01/2036 ~	65	68
3.756% (12MTA + 2.298%) due 09/01/2036 ~	46	48
3.856% (12MTA + 2.385%) due 08/01/2036 ~	55	58
3.887% (US0012M + 1.715%) due 06/01/2035 ~	129	136
3.917% (US0012M + 1.506%) due 05/01/2035 ~	5	5
4.000% due 07/01/2018 - 11/01/2028	4,148	4,264
4.050% (H15T1Y + 2.175%) due 03/01/2035 ~	2	2
4.299% (US0012M + 2.046%) due 06/01/2035 ~	258	275
4.500% due 04/01/2019 - 06/01/2042	5,061	5,276
5.000% due 06/01/2023 - 05/01/2041	4,168	4,460
5.500% due 10/01/2021 - 12/01/2039	2,113	2,282
6.000% due 05/01/2035 - 05/01/2041	557	612
6.500% due 09/01/2034	5	5
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	220,900	219,585
4.000% due 08/01/2048	18,800	19,139
4.500% due 07/01/2033	1,000	1,006
Freddie Mac
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	58	57
2.403% (LIBOR01M + 0.330%) due 02/15/2037 ~	5	5
2.577% (12MTA + 1.200%) due 02/25/2045 ~	25	25
2.623% (LIBOR01M + 0.550%) due 07/15/2041 ~	563	570
2.643% (LIBOR01M + 0.570%) due 06/15/2041 ~	574	579
2.743% (LIBOR01M + 0.670%) due 08/15/2037 ~	143	145
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~	179	181
2.928% (LIBOR01M + 0.855%) due 01/15/2038 ~	88	90
4.500% due 01/15/2041 - 04/01/2041	322	339
5.000% due 03/01/2038	2,713	2,898
5.500% due 06/01/2027 - 05/01/2040	1,314	1,415
6.000% due 02/01/2034 - 10/01/2039	1,566	1,719
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045	14,170	14,231
5.000% due 06/15/2034 - 06/15/2041	2,972	3,165
6.000% due 05/15/2037 - 07/15/2037	91	100
NCUA Guaranteed Notes
2.475% (LIBOR01M + 0.450%) due 10/07/2020 ~	118	119
Small Business Administration
5.290% due 12/01/2027	102	105
5.600% due 09/01/2028	1,039	1,106

Total U.S. Government Agencies (Cost $290,415)		290,968

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,600	1,526
3.000% due 02/15/2048	21,300	21,354
4.250% due 05/15/2039	11,800	14,224
4.375% due 11/15/2039	8,800	10,797
4.375% due 05/15/2040	22,800	28,031
4.500% due 08/15/2039	7,300	9,094
4.625% due 02/15/2040	8,700	11,031
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	7,188	7,080
0.125% due 01/15/2022	14,944	14,692
0.125% due 04/15/2022	31,525	30,886
0.125% due 07/15/2022 (i)	45,324	44,581
0.125% due 01/15/2023 (i)	21,275	20,803
0.125% due 07/15/2024 (i)	21,737	21,136
0.250% due 01/15/2025	423	412
0.375% due 01/15/2027	10,683	10,382
0.375% due 07/15/2027	410	399
1.000% due 02/15/2048	18,492	19,131
1.750% due 01/15/2028	359	392
2.500% due 01/15/2029	63,249	74,376

U.S. Treasury Notes
2.000% due 07/31/2022 (i)(k)	21,900	21,305
2.000% due 11/30/2022 (i)	29,800	28,921
2.000% due 11/15/2026 (k)	8,600	8,058
2.125% due 05/15/2025	81,650	78,134
2.250% due 08/15/2027	33,000	31,404
2.375% due 08/15/2024	18,300	17,865
2.375% due 05/15/2027	5,700	5,488
2.750% due 02/15/2024	9,000	8,988

Total U.S. Treasury Obligations (Cost $551,283)		540,490

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.467% (US0006M + 2.000%) due 02/25/2045 •	45	46
APS Resecuritization Trust
2.102% due 08/28/2054 ~	12,849	11,992
Banc of America Funding Trust
2.274% (US0001M + 0.190%) due 10/20/2046 ^•	259	244
2.364% (US0001M + 0.280%) due 06/20/2047 •	600	520
5.912% due 10/25/2036	5,452	5,051
Bear Stearns Adjustable Rate Mortgage Trust
3.814% due 01/25/2034 ~	442	447
Bear Stearns ALT-A Trust
2.251% (US0001M + 0.160%) due 02/25/2034 •	231	231
2.531% (US0001M + 0.440%) due 07/25/2035 •	679	683
3.791% due 09/25/2035 ~	56	46
Bear Stearns Structured Products, Inc. Trust
3.664% due 01/26/2036 ~	233	206
Bella Vista Mortgage Trust
2.684% (US0001M + 0.600%) due 01/22/2045 •	1,974	1,906
Chase Mortgage Finance Trust
4.040% due 02/25/2037 ~	789	796
ChaseFlex Trust
2.391% (US0001M + 0.300%) due 07/25/2037 •	768	716
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.341% (US0001M + 0.250%) due 01/25/2036 •	665	637
2.341% (US0001M + 0.250%) due 06/25/2036 •	651	652
2.391% (US0001M + 0.300%) due 08/25/2035 •	2,347	2,326
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 •	33	33
4.490% (H15T1Y + 2.400%) due 05/25/2035 •	80	80
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034	1,442	1,490
Countrywide Alternative Loan Trust
2.251% (US0001M + 0.160%) due 12/25/2046 ^•	1,140	1,127
2.271% (US0001M + 0.180%) due 05/25/2047 •	230	224
2.281% (US0001M + 0.190%) due 09/25/2046 ^•	1,083	994
2.371% (US0001M + 0.280%) due 02/25/2037 •	1,197	1,087
2.591% (US0001M + 0.500%) due 05/25/2035 ^•	7,026	6,267
3.118% (12MTA + 1.560%) due 08/25/2035 •	2,965	2,908
3.344% due 05/25/2036 ~	1,007	813
6.000% due 06/25/2047	5,638	4,844
Countrywide Home Loan Mortgage Pass-Through Trust
2.891% (US0001M + 0.800%) due 09/25/2034 •	130	121
3.462% (US0012M + 1.750%) due 02/20/2036 ^•	34	30
Deutsche ALT-A Securities, Inc.
2.421% (US0001M + 0.330%) due 02/25/2036 •	2,823	2,592
First Horizon Alternative Mortgage Securities Trust
3.324% due 08/25/2035 ^~	337	306
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~	101	85
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	80	80
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	105	106
3.678% due 09/25/2035 ~	212	216
6.000% due 05/25/2037 ^	592	556
HarborView Mortgage Loan Trust
2.585% (US0001M + 0.500%) due 01/19/2036 •	699	551
2.625% (US0001M + 0.540%) due 03/19/2035 •	2,645	2,602
IndyMac Mortgage Loan Trust
2.291% (US0001M + 0.200%) due 11/25/2046 •	18,853	17,159
3.714% due 01/25/2036 ^~	216	196
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	17	14
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% (US0001M + 0.440%) due 12/15/2030 •	345	336
Merrill Lynch Mortgage Investors Trust
2.301% (US0001M + 0.210%) due 02/25/2036 •	166	161
3.717% (US0006M + 1.250%) due 10/25/2035 •	1,687	1,707
Residential Accredit Loans, Inc. Trust
2.276% (US0001M + 0.185%) due 08/25/2036 •	1,780	1,638
4.523% due 12/25/2035 ~	620	567

Residential Asset Securitization Trust
6.000% due 09/25/2036	1,093	706
6.000% due 05/25/2037	553	486
6.250% due 07/25/2036	617	602
Sequoia Mortgage Trust
2.284% (US0001M + 0.200%) due 07/20/2036 •	557	535
2.294% (US0001M + 0.210%) due 06/20/2036 •	567	544
Structured Adjustable Rate Mortgage Loan Trust
2.411% (US0001M + 0.320%) due 10/25/2035 •	3,571	3,497
2.958% (12MTA + 1.400%) due 01/25/2035 •	179	169
3.558% due 01/25/2035 ~	203	202
3.726% due 08/25/2035 ~	136	137
3.763% due 09/25/2035 ~	175	158
3.783% due 08/25/2034 ~	233	234
Structured Asset Mortgage Investments Trust
2.335% (US0001M + 0.250%) due 07/19/2035 •	82	80
2.371% (US0001M + 0.280%) due 02/25/2036 ^•	121	113
3.212% due 05/25/2047 ~	4,357	3,253
Wachovia Mortgage Loan Trust LLC
3.962% due 05/20/2036 ^~	292	267
WaMu Mortgage Pass-Through Certificates Trust
2.145% (COF 11 + 1.250%) due 02/27/2034 •	96	95
2.314% (COF 11 + 1.500%) due 12/25/2046 •	551	544
2.361% (US0001M + 0.270%) due 12/25/2045 •	6,834	6,852
2.381% (US0001M + 0.290%) due 10/25/2045 •	39	40
2.395% (COF 11 + 1.500%) due 08/25/2046 •	7,724	7,532
2.395% (COF 11 + 1.500%) due 10/25/2046 •	131	128
2.548% (12MTA + 0.990%) due 06/25/2046 •	7,634	7,566
2.558% (12MTA + 1.000%) due 02/25/2046 •	597	598
2.731% (US0001M + 0.640%) due 01/25/2045 •	220	227
2.758% (12MTA + 1.200%) due 11/25/2042 •	47	45
2.867% due 01/25/2037 ^~	1,104	1,048
3.097% due 12/25/2036 ^~	331	317
3.540% due 06/25/2037 ^~	3,039	2,918
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	2,587	2,312
Wells Fargo Alternative Loan Trust
4.260% due 07/25/2037 ^~	5,626	5,271
Wells Fargo Mortgage-Backed Securities Trust
3.822% due 03/25/2036 ~	161	164
4.120% due 07/25/2036 ^~	1,965	1,929

Total Non-Agency Mortgage-Backed Securities (Cost $108,877)		123,958

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp. Home Equity Loan Trust
2.501% (US0001M + 0.410%) due 12/25/2035 •	4,500	4,172
Allegro CLO Ltd.
3.579% (US0003M + 1.220%) due 01/30/2026 •	1,400	1,400
Apidos CLO
3.482% (US0003M + 1.120%) due 07/22/2026 •	1,000	1,000
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.911% (US0001M + 0.820%) due 02/25/2034 •	1,443	1,414
Asset-Backed Funding Certificates Trust
2.311% (US0001M + 0.220%) due 01/25/2037 ^•	3,859	2,619
3.010% (US0001M + 1.050%) due 03/25/2034 ^•	4,227	3,955
Asset-Backed Securities Corp. Home Equity Loan Trust
2.381% (US0001M + 0.290%) due 03/25/2036 •	11,443	9,201
3.051% (US0001M + 0.960%) due 07/25/2035 •	500	501
Bear Stearns Asset-Backed Securities Trust
2.251% (US0001M + 0.160%) due 08/25/2036 •	2,010	2,355
2.361% (US0001M + 0.270%) due 06/25/2036 •	4,800	4,763
2.771% (US0001M + 0.680%) due 10/25/2035 •	3,767	3,681
CIT Mortgage Loan Trust
3.441% (LIBOR01M + 1.350%) due 10/25/2037 •	4,736	4,787
Citigroup Mortgage Loan Trust
2.251% (US0001M + 0.160%) due 09/25/2036 •	4,565	3,487
Citigroup Mortgage Loan Trust, Inc.
2.991% (US0001M + 0.900%) due 09/25/2035 ^•	3,987	3,771
Countrywide Asset-Backed Certificates
2.241% (US0001M + 0.150%) due 01/25/2037 •	3,027	3,022
2.291% (US0001M + 0.200%) due 06/25/2037 ^•	3,687	3,330
2.341% (US0001M + 0.250%) due 01/25/2046 •	8,216	7,753
2.341% (US0001M + 0.250%) due 06/25/2047 •	2,200	2,042
2.351% (US0001M + 0.260%) due 12/25/2036 •	7,400	7,120
4.746% due 10/25/2046 ^~	1,828	1,785
Credit Suisse Mortgage Capital Asset-Backed Trust
2.691% (US0001M + 0.600%) due 09/25/2037 •	4,890	4,765
Credit-Based Asset Servicing & Securitization LLC
2.151% (US0001M + 0.060%) due 11/25/2036 •	28	18
CWABS Revolving Home Equity Loan Trust
2.293% (US0001M + 0.220%) due 12/15/2029 •	276	273
Figueroa CLO Ltd.
2.925% due 06/20/2027 •	2,800	2,799
Fremont Home Loan Trust
2.151% (US0001M + 0.060%) due 01/25/2037 •	14	8

GSAMP Trust
2.321% (US0001M + 0.230%) due 01/25/2037 •		4,200	3,574
2.331% (US0001M + 0.240%) due 12/25/2035 •		2,172	2,170
Halcyon Loan Advisors Funding Ltd.
3.462% (US0003M + 1.100%) due 10/22/2025 •		1,000	1,000
Home Equity Asset Trust
3.691% (US0001M + 1.600%) due 12/25/2034 •		985	965
Lehman XS Trust
2.231% (US0001M + 0.140%) due 02/25/2037 ^•		0	10
Long Beach Mortgage Loan Trust
2.651% (US0001M + 0.560%) due 10/25/2034 •		17	17
Morgan Stanley ABS Capital, Inc. Trust
2.221% (US0001M + 0.130%) due 01/25/2037 •		4,256	2,304
2.341% (US0001M + 0.250%) due 03/25/2037 •		3,626	2,025
3.021% (US0001M + 0.930%) due 11/25/2034 •		770	767
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		981	543
Mountain Hawk CLO Ltd.
3.555% (US0003M + 1.200%) due 04/18/2025 •		1,500	1,502
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		1,154	1,155
NovaStar Mortgage Funding Trust
2.221% (US0001M + 0.130%) due 03/25/2037 •		6,252	4,836
OHA Credit Partners Ltd.
3.369% (US0003M + 1.010%) due 10/20/2025 •		576	577
OHA Loan Funding Ltd.
3.712% (US0003M + 1.350%) due 01/23/2027 •		1,100	1,104
Panhandle-Plains Higher Education Authority, Inc.
3.438% (US0003M + 1.130%) due 10/01/2035 •		29	30
Residential Asset Mortgage Products Trust •
2.251% (US0001M + 0.160%) due 02/25/2037		1,567	1,559
Residential Asset Securities Corp. Trust
2.511% (US0001M + 0.420%) due 10/25/2035 •		1,000	995
Securitized Asset-Backed Receivables LLC Trust
2.341% (US0001M + 0.250%) due 05/25/2036 •		11,420	7,536
SG Mortgage Securities Trust
2.271% (US0001M + 0.180%) due 02/25/2036 •		11,982	8,058
SLM Private Education Loan Trust
5.323% (US0001M + 3.250%) due 05/16/2044 •		89	91
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 •	EUR	451	527
Soundview Home Loan Trust
2.261% (US0001M + 0.170%) due 03/25/2037 •		$564	562
Specialty Underwriting & Residential Finance Trust
2.391% (US0001M + 0.300%) due 12/25/2036 •		2,886	2,817
Structured Asset Investment Loan Trust
2.811% (US0001M + 0.720%) due 06/25/2035 •		20,000	20,054
Structured Asset Securities Corp. Mortgage Loan Trust
2.251% (US0001M + 0.160%) due 03/25/2036 •		3,199	3,023
2.301% (US0001M + 0.210%) due 02/25/2037 •		4,668	4,605
2.411% (US0001M + 0.320%) due 05/25/2037 •		774	770
Vibrant CLO Ltd.
3.259% (US0003M + 0.900%) due 07/24/2024 •		1,236	1,237

Total Asset-Backed Securities (Cost $135,920)			154,434

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
2.500% due 12/31/2038		6,950	3,967
5.875% due 01/11/2028		3,400	2,773
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,607	145
40.000% due 06/21/2020 ~		74,096	2,669
Brazil Government International Bond
5.625% due 02/21/2047		$3,300	2,810
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	21,414	5,628
6.000% due 05/15/2055 (d)		16,449	4,304
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	4,763
Israel Government International Bond
4.125% due 01/17/2048		800	758
Qatar Government International Bond
5.250% due 01/20/2020		3,600	3,711
Saudi Government International Bond
4.000% due 04/17/2025		1,700	1,694
4.500% due 04/17/2030		1,600	1,601

5.000% due 04/17/2049		1,700	1,658

Total Sovereign Issues (Cost $43,393)			36,481

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$7,700	7,696
Credit Suisse AG
2.722% due 09/28/2018 ~		8,700	8,709

			16,405

REPURCHASE AGREEMENTS (g) 0.1%			2,500

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (c)	ARS	840	27
25.600% due 07/18/2018 (c)		1,997	68
25.650% due 08/15/2018 (c)		2,220	73
25.800% due 08/15/2018 (c)		3,310	109
40.700% due 07/18/2018 (c)		4,220	143

			420

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (b)(c)		$1,700	1,672
25.800% due 09/19/2018 (b)(c)	ARS	1,624	51

			1,723

GREECE TREASURY BILLS 0.5%
1.004% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	8,100	9,418

Total Short-Term Instruments (Cost $31,022)			30,466

Total Investments in Securities (Cost $1,316,377)			1,331,716

	SHARES
INVESTMENTS IN AFFILIATES 40.5%
SHORT-TERM INSTRUMENTS 40.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.5%
PIMCO Short Asset Portfolio		26,568,313	265,843
PIMCO Short-Term Floating NAV Portfolio III		46,033,102	455,083

Total Short-Term Instruments (Cost $720,892)			720,926

Total Investments in Affiliates (Cost $720,892)			720,926

Total Investments 115.2% (Cost $2,037,269)			$2,052,642
Financial Derivative Instruments (h)(j) 6.5% (Cost or Premiums, net $5,177)			115,478
Other Assets and Liabilities, net (21.7)%			(386,567)

Net Assets 100.0%			$1,781,553

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$2,500	U.S. Treasury Notes 2.125% due 08/15/2021	$(2,551)	$2,500	$2,500

Total Repurchase Agreements						$(2,551)	$2,500	$2,500

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,850) at a weighted average interest rate of 1.534%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,416		$1,074,854	$(6,464)	$0	$0
90-Day Eurodollar March Futures	03/2019	3,619		879,779	(3,397)	0	0
90-Day Eurodollar September Futures	09/2020	900		218,306	(303)	0	(34)
Euro-Bobl September Futures	09/2018	451	EUR	69,611	347	32	(21)
Euro-Bund 10-Year Bond September Futures	09/2018	705		133,827	1,164	206	0
U.S. Treasury 10-Year Note September Futures	09/2018	576		$69,228	263	0	0
United Kingdom Long Gilt September Futures	09/2018	154	GBP	25,011	341	0	(57)

					$(8,049)	$238	$(112)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,416		$(1,071,266)	$7,909	$110	$0
90-Day Eurodollar March Futures	03/2020	3,619		(877,788)	3,614	136	0
90-Day Eurodollar September Futures	09/2021	900		(218,329)	99	22	0
Australia Government 10-Year Bond September Futures	09/2018	350	AUD	(33,507)	(452)	40	(27)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	426	EUR	(76,881)	(673)	0	(338)
U.S. Treasury 2-Year Note September Futures	09/2018	504		$(106,761)	39	16	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	370		(59,038)	(2,145)	23	0

					$8,391	$347	$(365)

Total Futures Contracts					$342	$585	$(477)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.001%	$900	$166	$(15)	$151	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	0.704	2,700	449	(60)	389	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.865	350	59	(4)	55	0	0

						$674	$(79)	$595	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$3,300	$200	$(2)	$198	$2	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	30,280	$41	$(235)	$(194)	$0	$(9)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		15,940	0	(104)	(104)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		22,000	0	(145)	(145)	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$462,300	(2,239)	3,828	1,589	17	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		37,600	(217)	220	3	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		138,900	4,795	(7,550)	(2,755)	0	(2)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		464,000	76	(511)	(435)	6	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		464,000	(16)	240	224	93	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		45,400	1,708	165	1,873	26	0
Receive(5)	3-Month USD-LIBOR	2.980	Semi-Annual	09/26/2023		194,600	180	(654)	(474)	127	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		140,000	(181)	(974)	(1,155)	0	(82)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		122,900	6,815	288	7,103	86	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	(142)	240	98	2	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		98,900	(84)	729	645	25	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		125,820	(2,982)	14,104	11,122	97	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		9,900	554	591	1,145	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		32,400	(546)	1,705	1,159	26	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,400	819	(140)	679	9	0
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		35,900	0	103	103	39	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		14,600	(1,199)	2,603	1,404	19	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		19,400	(535)	3,269	2,734	25	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,100	(112)	274	162	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		10,300	(73)	558	485	17	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,500	0	211	211	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		7,400	846	(111)	735	12	0
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		9,300	0	(26)	(26)	18	0
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		15,500	0	(48)	(48)	30	0
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	70,900	26	335	361	96	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		33,500	(27)	644	617	46	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		182,400	(75)	(791)	(866)	0	(367)
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		88,200	27	(682)	(655)	0	(179)
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		40,700	0	219	219	162	0
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		174,500	50	553	603	345	0
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		18,300	319	(369)	(50)	0	(175)
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	414,900	902	(386)	516	0	(38)
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		414,900	29	744	773	5	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		50,500	(32)	(470)	(502)	30	0
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		23,300	536	(388)	148	34	0
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,900	2	(182)	(180)	0	(2)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		29,300	0	(775)	(775)	0	(10)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,300	(331)	78	(253)	0	(6)
Pay(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	47,590,000	1,368	137	1,505	16	0
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		18,930,000	(403)	(251)	(654)	0	(39)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		1,330,000	(80)	(23)	(103)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,540,000	593	574	1,167	0	(10)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	12	8	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,200	9	(47)	(38)	0	(3)

							$10,417	$17,562	$27,979	$1,424	$(933)

Total Swap Agreements							$11,291	$17,481	$28,772	$1,426	$(933)

(i)	Securities with an aggregate market value of $32,158 and cash of $2,506 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	1,200		$1,459	$44	$0
BOA	07/2018	ARS	71,791		2,476	0	(6)
	07/2018	BRL	38,671		10,029	52	0
	07/2018		$2,797	ARS	71,791	0	(315)
	07/2018		9,435	AUD	12,781	24	0
	07/2018		10,228	BRL	38,671	0	(250)
	08/2018	ARS	3,310		$154	44	0
	08/2018	AUD	12,781		9,436	0	(24)
	08/2018	BRL	38,671		10,199	256	0
	08/2018		$2,490	EUR	2,145	23	0
	08/2018		10,972	ZAR	150,675	0	(38)
	09/2018	ARS	1,624		$74	22	0
	09/2018	SGD	50,793		38,250	910	0
BPS	07/2018	ARS	74,036		2,697	138	0
	07/2018	JPY	90,085		829	16	0
	07/2018		$5,227	ARS	148,071	6	(139)
	08/2018	ARS	2,220		$103	30	0
	08/2018		$2,964	EUR	2,533	3	0
	12/2018	JPY	1,780,000		$16,222	0	(59)
CBK	07/2018	CAD	24,346		18,626	107	0
	07/2018	GBP	20,826		27,592	107	0
	07/2018		$18	ARS	464	0	(2)
	08/2018	NOK	73,205		$9,010	7	0
	08/2018		$23,745	TRY	107,886	0	(737)
	12/2018	JPY	3,020,000		$27,549	0	(73)
	12/2018		$43,494	JPY	4,800,000	408	0
	03/2019	EUR	3,300		$4,200	266	0
DUB	07/2018	ARS	2,245		77	0	0
	07/2018		$80	ARS	2,245	0	(3)
FBF	07/2018	AUD	11,712		$8,752	84	0
	10/2018	EUR	1,500		1,868	104	0
GLM	07/2018	AUD	552		408	0	0
	07/2018	GBP	2,234		2,979	31	0
	07/2018		$9,033	CAD	12,025	114	0
	07/2018		1,551	GBP	1,152	0	(31)
	07/2018		15,718	RUB	981,182	0	(116)
	08/2018	EUR	31,828		$38,108	822	0
	08/2018		$1,586	EUR	1,357	4	0
	09/2018		18,864	CNH	120,602	0	(736)
HUS	07/2018	ARS	2,863		$135	38	0
	07/2018	RUB	76,133		1,224	13	0
	07/2018		$15	ARS	402	0	(2)
	07/2018		9,260	CAD	12,321	112	0
	08/2018	ARS	840		$39	11	0
	08/2018	CAD	12,321		9,266	0	(111)
	08/2018	RUB	139,580		2,233	23	0
	01/2021	BRL	3,320		512	0	(250)
IND	07/2018	TRY	20,142		4,395	43	0
	08/2018	ZAR	1,324		104	8	0
JPM	07/2018	AUD	517		389	7	0
	07/2018	TRY	44,623		9,678	38	0
	07/2018		$3,604	RUB	224,817	0	(29)
	08/2018		1,250	EUR	1,051	0	(18)
	08/2018		13	MXN	251	0	0
	08/2018		9,043	NOK	73,215	0	(38)
	08/2018		6,474	ZAR	89,425	15	0
	03/2019	EUR	13,166		$15,714	33	0
MSB	07/2018	ARS	2,876		102	4	0
	11/2018	EUR	2,100		2,558	82	0
NGF	07/2018	ARS	1,344		47	2	0
SCX	07/2018	BRL	38,671		10,589	611	0
	07/2018		$10,029	BRL	38,671	0	(52)
	08/2018	EUR	2,093		$2,476	24	0
	08/2018		$22,450	EUR	19,122	0	(50)
	08/2018		8,616	SEK	74,820	0	(236)
	09/2018	KRW	50,015,947		$46,532	1,514	0
	09/2018		$982	INR	66,692	0	(18)
TOR	07/2018		820	JPY	90,085	0	(6)
	08/2018	JPY	90,085		$822	6	0
UAG	07/2018		$28,968	GBP	21,908	0	(55)
	08/2018	GBP	21,908		$29,009	56	0
	08/2018		$18,775	RUB	1,179,406	0	(98)
	09/2018	HKD	4,015		$513	0	0

Total Forward Foreign Currency Contracts						$6,262	$(3,492)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	2,836	$40	$29
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$2,855	33	0

							$73	$29

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	12,900	$340	$92
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$20,200	1,028	494
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	9,300	246	91
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$459,400	663	45
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		266,500	280	88
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		40,200	2,080	982
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	14,100	377	125
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$832,700	3,014	3,192
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		114,400	649	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		12,900	620	350
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		42,000	1,689	1,509

								$11,670	$6,971

Total Purchased Options								$11,743	$7,000

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$17,667	$(302)	$(293)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,400	(365)	(383)
	Call - OTC USD versus TRY		4.900	11/14/2018		$13,500	(372)	(497)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,431	(42)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$17,667	(240)	(239)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,447	(35)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		17,667	(192)	(10)

							$(1,548)	$(1,423)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$100,500	$(1,045)	$(1,641)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	200,600	(2,136)	(3,275)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	53,300	(280)	(81)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	832,700	(3,914)	(4,202)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	304,900	(1,689)	(1,675)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	64,400	(682)	(978)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	24,600	(649)	(5)

							$(10,395)	$(11,857)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)«	04/30/2019	$54,100	$(53)	$(53)

Total Written Options				$(12,014)	$(13,333)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$29,851	$(6,130)	$3,795	$0	$(2,335)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,200	295	(132)	163	0

						$(5,835)	$3,663	$163	$(2,335)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	48,300	$(8)	$299	$291	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	$285,254	$0	$30,805	$30,805	$0
DUB	Receive	ERAUSLT Index	1,012,455	1-Month USD-LIBOR plus a specified spread	Monthly	07/11/2018	228,085	0	(5,181)	0	(5,181)
	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	368,798	0	41,607	41,607	0
JPM	Receive	ERAUSLT Index	764,335	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	237,586	0	(5,414)	0	(5,414)
SOG	Receive	ERAUSLT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	540,168	0	58,504	58,504	0

								$0	$120,321	$130,916	$(10,595)

Total Swap Agreements								$(5,843)	$124,283	$131,370	$(12,930)

(k)

Securities with an aggregate market value of $11,374 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,862	$0	$1,862
Corporate Bonds & Notes
Banking & Finance	0	97,859	0	97,859
Industrials	0	19,969	0	19,969
Utilities	0	23,807	0	23,807
Municipal Bonds & Notes
California	0	1,613	0	1,613
Colorado	0	7,425	0	7,425
Illinois	0	2,384	0	2,384
U.S. Government Agencies	0	290,968	0	290,968
U.S. Treasury Obligations	0	540,490	0	540,490
Non-Agency Mortgage-Backed Securities	0	123,958	0	123,958
Asset-Backed Securities	0	154,434	0	154,434
Sovereign Issues	0	36,481	0	36,481
Short-Term Instruments
Certificates of Deposit	0	16,405	0	16,405
Repurchase Agreements	0	2,500	0	2,500
Short-Term Notes	0	420	0	420
Argentina Treasury Bills	0	1,723	0	1,723
Greece Treasury Bills	0	9,418	0	9,418
	$0	$1,331,716	$0	$1,331,716

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$720,926	$0	$0	$720,926

Total Investments	$720,926	$1,331,716	$0	$2,052,642

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	585	1,426	0	2,011
Over the counter	0	144,632	0	144,632
	$585	$146,058	$0	$146,643

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(477)	(933)	0	(1,410)
Over the counter	0	(29,702)	(53)	(29,755)

	$(477)	$(30,635)	$(53)	$(31,165)

Total Financial Derivative Instruments	$108	$115,423	$(53)	$115,478

Totals	$721,034	$1,447,139	$(53)	$2,168,120

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS International Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		$490	$490
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022 ~		1,787	1,722

Total Loan Participations and Assignments (Cost $2,261)			2,212

CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 10.4%
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,111
Barclays PLC
3.200% due 08/10/2021		3,200	3,138
3.710% (US0003M + 1.380%) due 05/16/2024 ~		900	893
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,400	1,407
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		2,200	2,126
4.250% due 10/14/2021		4,800	4,729
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		520	537
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	350
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		$1,000	1,013
Hospitality Properties Trust
5.000% due 08/15/2022		800	823
HSBC Holdings PLC
3.400% due 03/08/2021		700	700
3.821% (US0003M + 1.500%) due 01/05/2022 ~		600	618
4.300% due 03/08/2026		500	502
4.875% due 01/14/2022		900	938
6.500% due 03/23/2028 •(g)(h)		600	577
International Lease Finance Corp.
7.125% due 09/01/2018		500	503
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)	GBP	2,200	2,965
Navient Corp.
5.500% due 01/15/2019		$1,200	1,211
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		100	102
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	350	486
UBS AG
7.625% due 08/17/2022 (h)		$1,200	1,328
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		200	198
3.293% (US0003M + 0.950%) due 08/15/2023 ~		200	200
4.125% due 09/24/2025		200	199

			27,654

INDUSTRIALS 1.1%
Allergan Sales LLC
5.000% due 12/15/2021		500	518
BAT Capital Corp.
2.764% due 08/15/2022		800	768
Charter Communications Operating LLC
4.464% due 07/23/2022		300	303
4.908% due 07/23/2025		800	809
CVS Health Corp.
3.500% due 07/20/2022		100	99
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	208
Kraft Heinz Foods Co.
5.200% due 07/15/2045		100	97

			2,802

UTILITIES 0.2%
Petrobras Global Finance BV
5.299% due 01/27/2025	106	98
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~	400	400

		498

Total Corporate Bonds & Notes (Cost $31,186)		30,954

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	35	38
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	583

		621

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	329

Total Municipal Bonds & Notes (Cost $931)		950

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.000% due 08/25/2039 (b)(d)	1,101	1,002
2.421% (LIBOR01M + 0.330%) due 04/25/2037 ~	14	14
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	21	21
2.611% (LIBOR01M + 0.520%) due 10/25/2040 ~	65	66
3.959% (- 1.0*LIBOR01M + 6.050%) due 03/25/2037 (a)~	564	62
4.009% (- 1.0*LIBOR01M + 6.100%) due 04/25/2037 (a)~	1,524	194
4.059% (- 1.0*LIBOR01M + 6.150%) due 11/25/2039 (a)~	276	36
4.289% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 (a)~	713	95
4.309% (- 1.0*LIBOR01M + 6.400%) due 05/25/2037 (a)~	1,790	243
4.699% (- 1.0*LIBOR01M + 6.790%) due 04/25/2037 (a)~	3,256	513
5.000% due 08/01/2033	60	64
5.109% (- 1.0*LIBOR01M + 7.200%) due 02/25/2037 (a)~	289	40
5.145% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	4	4
5.500% due 03/01/2028	14	15
5.559% (- 1.0*LIBOR01M + 7.650%) due 07/25/2033 (a)~	161	28
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	37,100	36,879
4.000% due 08/01/2048	3,700	3,767
Freddie Mac
2.373% (LIBOR01M + 0.300%) due 05/15/2037 ~	20	20
4.497% (- 1.0*LIBOR01M + 6.570%) due 09/15/2036 (a)~	526	75
5.000% due 04/15/2041	1,624	1,838
5.500% due 03/15/2034	301	327
6.714% (- 2.0*LIBOR01M + 10.860%) due 02/15/2040 ~	169	191
6.980% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	3	3
8.603% (- 3.0*LIBOR01M + 14.550%) due 09/15/2041 ~	602	646

Total U.S. Government Agencies (Cost $46,459)		46,143

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Bonds
2.750% due 08/15/2047	700	667
4.250% due 05/15/2039	2,900	3,496
4.375% due 05/15/2040 (k)	4,200	5,164
4.500% due 08/15/2039	900	1,121
4.625% due 02/15/2040	1,500	1,902
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (m)	2,220	2,186
0.125% due 04/15/2022 (m)	10,199	9,993
0.125% due 07/15/2022 (m)(o)	1,525	1,500
0.250% due 01/15/2025	476	463
0.375% due 01/15/2027	726	706
1.000% due 02/15/2048	2,845	2,943
1.750% due 01/15/2028 (o)	1,076	1,177
2.000% due 01/15/2026	4,039	4,427
2.375% due 01/15/2025 (k)(o)	14,023	15,553
2.375% due 01/15/2027	2,733	3,109
U.S. Treasury Notes
1.375% due 09/30/2020 (o)	200	195
1.375% due 10/31/2020	100	97
1.750% due 12/31/2020 (o)	200	196
2.000% due 11/30/2020 (o)	100	99

2.000% due 12/31/2021 (k)(m)		34,500	33,733
2.125% due 08/31/2020 (o)		100	99
2.750% due 05/31/2023 (m)(o)		2,200	2,202

Total U.S. Treasury Obligations (Cost $93,068)			91,028

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.5%
American Home Mortgage Assets Trust
2.478% due 11/25/2046 •		11,927	6,638
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •		233	237
Banc of America Funding Trust
3.734% due 06/20/2037 ^~		151	144
6.000% due 08/25/2036 ^		87	85
Banc of America Mortgage Trust
3.684% due 01/25/2035 ~		61	59
3.859% due 02/25/2034 ~		56	56
4.393% due 06/25/2034 ~		74	74
4.436% due 05/25/2033 ~		137	140
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~		922	877
3.670% due 02/25/2036 •		45	45
Bear Stearns ALT-A Trust
2.411% due 01/25/2047 •		351	352
Chase Mortgage Finance Trust
3.602% due 01/25/2036 ~		70	67
ChaseFlex Trust
2.391% due 07/25/2037 •		3,995	3,722
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% due 05/25/2036 •		1,033	1,003
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •		152	154
4.280% due 10/25/2035 ^•		238	241
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •		232	236
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		436	429
6.000% due 06/25/2037 ^		559	545
Claris Abs SRL
0.081% due 10/31/2060 •	EUR	1,500	1,746
Countrywide Alternative Loan Trust
2.261% due 11/25/2036 •		$3,505	3,356
2.294% due 09/20/2046 •		152	116
2.384% due 11/20/2035 •		432	412
2.391% due 08/25/2035 •		2,460	2,317
2.611% due 12/25/2035 •		57	55
2.958% due 08/25/2035 •		201	206
3.038% due 01/25/2036 •		671	669
3.400% due 08/25/2018		59	39
6.000% due 08/25/2036 ^•		355	319
Countrywide Home Loan Mortgage Pass-Through Trust
2.691% due 05/25/2035 •		366	340
2.751% due 02/25/2035 •		39	38
3.753% due 10/20/2034 ~		120	110
5.750% due 05/25/2037 ^		36	31
Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 09/25/2034 ~		176	178
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		146	136
Deutsche ALT-A Securities, Inc.
2.591% due 02/25/2035 •		545	530
First Horizon Alternative Mortgage Securities Trust
3.639% due 12/25/2035 ~		303	276
GS Mortgage Securities Trust
5.162% due 12/10/2043 ~		1,585	1,645
GSR Mortgage Loan Trust
3.573% due 12/25/2034 ~		74	75
3.657% due 11/25/2035 ~		275	278
3.749% due 09/25/2035 ~		330	335
3.980% due 04/25/2032 •		75	69
4.024% due 11/25/2035 ~		93	93
4.349% due 07/25/2035 ~		71	72
5.500% due 01/25/2037		266	283
HarborView Mortgage Loan Trust
3.558% due 10/19/2035 •		2,444	1,976
Impac Secured Assets CMN Owner Trust
4.012% due 07/25/2035 ~		287	240
IndyMac Mortgage Loan Trust
2.281% due 09/25/2046 •		496	461
JPMorgan Mortgage Trust
3.645% due 07/25/2035 ~		690	700
3.814% due 06/25/2035 ~		42	42
3.982% due 07/25/2035 ~		24	25
MASTR Adjustable Rate Mortgages Trust
3.915% due 11/21/2034 ~		99	102

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.933% due 08/15/2032 •	275	267
Merrill Lynch Alternative Note Asset Trust
2.201% due 03/25/2037 •	763	332
Merrill Lynch Mortgage Investors Trust
3.800% due 05/25/2036 ~	612	588
3.967% due 02/25/2033 •	172	170
5.250% due 08/25/2036	80	81
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	259
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~	26	27
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	319	277
Sequoia Mortgage Trust
2.864% due 05/20/2034 •	178	173
Structured Adjustable Rate Mortgage Loan Trust
3.558% due 01/25/2035 ~	461	458
Structured Asset Mortgage Investments Trust
2.301% due 04/25/2036 •	335	310
Suntrust Adjustable Rate Mortgage Loan Trust
4.033% due 01/25/2037 ^~	672	638
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	1,306	1,207
4.020% due 06/25/2047 •	223	200
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •	148	146
2.308% due 06/25/2047 •	1,288	1,268
2.361% due 12/25/2045 •	1,290	1,276
2.395% due 08/25/2046 •	320	312
3.520% due 08/25/2035 ~	246	249
4.211% due 06/25/2033 ~	292	296
Wells Fargo Mortgage-Backed Securities Trust
3.834% due 02/25/2035 ~	234	238
4.323% due 05/25/2036 ^~	59	61

Total Non-Agency Mortgage-Backed Securities (Cost $38,182)		41,207

ASSET-BACKED SECURITIES 29.7%
ACE Securities Corp. Home Equity Loan Trust
2.991% due 12/25/2034 •	2,040	1,954
Bear Stearns Asset-Backed Securities Trust
2.261% due 03/25/2037 •	5,660	7,179
Centex Home Equity Loan Trust
2.736% due 03/25/2034 •	1,206	1,194
Chase Funding Trust
2.731% due 08/25/2032 •	64	63
CIT Education Loan Trust
2.461% due 03/15/2026 •	70	70
Citigroup Mortgage Loan Trust
2.391% due 10/25/2036 •	704	512
Countrywide Asset-Backed Certificates
2.281% due 07/25/2036 •	2,105	2,100
2.311% due 09/25/2037 ^•	1,811	1,524
2.361% due 03/25/2036 •	1,760	1,632
2.381% due 06/25/2036 •	446	444
2.531% due 04/25/2036 •	4,100	4,098
Countrywide Asset-Backed Certificates Trust
2.231% due 03/25/2037 •	1,291	1,243
2.251% due 03/25/2037 •	181	180
2.721% due 08/25/2035 •	2,475	2,481
EMC Mortgage Loan Trust
3.391% due 02/25/2041 •	32	31
GSAA Home Equity Trust
2.191% due 03/25/2047 •	1,094	584
3.259% due 03/25/2036 ~	962	453
MASTR Asset-Backed Securities Trust
4.791% due 07/25/2034 •	1,000	987
Morgan Stanley ABS Capital, Inc. Trust
2.181% due 01/25/2037 •	873	521
2.201% due 03/25/2037 •	3,393	1,868
2.221% due 02/25/2037 •	4,121	2,196
2.306% due 03/25/2037 •	11,587	6,125
3.006% due 03/25/2035 •	1,000	1,001
Morgan Stanley Dean Witter Capital, Inc. Trust
3.071% due 02/25/2033 •	564	555
Navient Private Education Loan Trust
2.473% due 12/16/2058 •	769	770
North Carolina State Education Assistance Authority
2.891% due 07/25/2039 •	1,786	1,802
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •	400	401
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •	147	148
RAAC Trust
2.431% due 08/25/2036 •	1,300	1,295

Renaissance Home Equity Loan Trust
5.893% due 06/25/2037 ^		12,935	6,224
Residential Asset Mortgage Products Trust
2.391% due 03/25/2036 •		2,231	2,186
Securitized Asset-Backed Receivables LLC Trust
2.331% due 07/25/2036 •		1,343	777
2.671% due 11/25/2035 •		6,016	5,986
3.051% due 01/25/2036 ^•		1,936	1,479
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	224	262
Specialty Underwriting & Residential Finance Trust
2.110% due 06/25/2037 •		$246	163
Structured Asset Investment Loan Trust
2.811% (US0001M + 0.720%) due 10/25/2035 ~		2,677	2,686
5.241% due 08/25/2033 •		540	516
Structured Asset Securities Corp. Mortgage Loan Trust
2.181% due 06/25/2037 •		21	21
2.301% due 02/25/2037 •		4,513	4,451
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		824	824
VOLT LLC
3.125% due 09/25/2047		2,405	2,392
3.250% due 06/25/2047		1,601	1,596
3.375% due 04/25/2047		1,513	1,513
3.375% due 05/28/2047		1,222	1,223
Wells Fargo Home Equity Asset-Backed Securities Trust
2.591% due 12/25/2035 •		1,900	1,819
3.036% due 03/25/2035 •		1,100	1,106

Total Asset-Backed Securities (Cost $73,141)			78,635

SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
2.500% due 12/31/2038		2,300	1,313
5.875% due 01/11/2028		2,200	1,794
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,101	98
40.000% (ARPP7DRR) due 06/21/2020 ~		22,781	821
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	600	762
Brazil Government International Bond
5.625% due 02/21/2047		$1,100	937
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	7,138	1,876
6.000% due 05/15/2055 (f)		5,586	1,462
Israel Government International Bond
4.125% due 01/17/2048		$500	474
Saudi Government International Bond
4.000% due 04/17/2025		500	498
4.500% due 04/17/2030		600	600
5.000% due 04/17/2049		500	487

Total Sovereign Issues (Cost $13,748)			11,122

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.4%
Dommo Energia S.A. «(c)(i)		3,400,262	930
Dommo Energia S.A. SP - ADR «		613	23

			953

UTILITIES 0.0%
Eneva S.A. (c)(i)		2,348	7

Total Common Stocks (Cost $99)			960

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 1.1%
SL Green Realty Corp.
6.500% due 07/31/2018 (g)		121,300	3,062

Total Preferred Securities (Cost $3,016)			3,062

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (j) 0.1%			174

	PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.4%
2.974% due 11/16/2018 (d)(e)		$1,100	1,082

GREECE TREASURY BILLS 0.5%
1.267% due 03/15/2019 (d)(e)	EUR	1,100	1,276

Total Short-Term Instruments (Cost $2,610)			2,532

Total Investments in Securities (Cost $304,701)			308,805

	SHARES
INVESTMENTS IN AFFILIATES 15.6%
SHORT-TERM INSTRUMENTS 15.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.6%
PIMCO Short-Term Floating NAV Portfolio III		4,189,292	41,415

Total Short-Term Instruments (Cost $41,413)			41,415

Total Investments in Affiliates (Cost $41,413)			41,415

Total Investments 132.1% (Cost $346,114)			$350,220
Financial Derivative Instruments (l)(n) 1.3% (Cost or Premiums, net $(505))			3,366
Other Assets and Liabilities, net (33.4)%			(88,464)

Net Assets 100.0%			$265,122

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$89	$930	0.35%
Eneva S.A.	12/21/2017	10	7	0.00

		$99	$937	0.35%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$174	U.S. Treasury Notes 2.000% due 02/15/2022	$(182)	$174	$174

Total Repurchase Agreements						$(182)	$174	$174

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.180%	06/15/2018	07/19/2018	$(17,046)	$(17,063)
RCY	2.030	05/11/2018	07/11/2018	(17,761)	(17,813)
	2.080	05/17/2018	07/17/2018	(12,463)	(12,496)

Total Reverse Repurchase Agreements					$(47,372)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	2.020%	05/10/2018	07/17/2018	$(12,467)	$(12,504)

Total Sale-Buyback Transactions					$(12,504)

(k)	Securities with an aggregate market value of $59,589 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(115,147) at a weighted average interest rate of 1.851%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(10) of deferred price drop.

(l)	FInancial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$122.500	08/24/2018	97	$97	$1	$0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	137.000	08/24/2018	12	12	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	200.000	08/24/2018	19	19	0	0

					$1	$0

Total Purchased Options					$1	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	740		$180,116	$(602)	$0	$0
90-Day Eurodollar March Futures	03/2019	551		133,948	(517)	0	0
90-Day Eurodollar September Futures	09/2020	167		40,508	(60)	0	(6)
Euro-Bobl September Futures	09/2018	63	EUR	9,724	44	4	(3)
Euro-Bund 10-Year Bond September Futures	09/2018	65		12,339	55	19	0
U.S. Treasury 2-Year Note September Futures	09/2018	41		$8,685	9	0	(2)

					$(1,071)	$23	$(11)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	740		$(179,515)	$776	$19	$0
90-Day Eurodollar March Futures	03/2020	551		(133,645)	550	21	0
90-Day Eurodollar September Futures	09/2021	167		(40,512)	15	4	0
Australia Government 10-Year Bond September Futures	09/2018	64	AUD	(6,127)	(83)	7	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	63	EUR	(11,370)	(79)	0	(50)
Mini MSCI EAFE Index September Futures	09/2018	59		$(5,768)	71	0	(36)
U.S. Treasury 5-Year Note September Futures	09/2018	448		(50,901)	(82)	11	0
U.S. Treasury 10-Year Note September Futures	09/2018	163		(19,591)	(38)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	34		(5,425)	(205)	2	0
United Kingdom Long Gilt September Futures	09/2018	33	GBP	(5,359)	(77)	12	0

					$848	$76	$(91)

Total Futures Contracts					$(223)	$99	$(102)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.055%	$2,500	$241	$(94)	$147	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023	$15,000	$(1,037)	$137	$(900)	$0	$(7)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	11,900	(270)	54	(216)	0	(6)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	15,300	(327)	64	(263)	0	(8)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	48,500	(941)	195	(746)	0	(25)

					$(2,575)	$450	$(2,125)	$0	$(46)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	16,650	$23	$(129)	$(106)	$0	$(5)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,080	0	(59)	(59)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		700	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$179,300	(209)	825	616	7	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		15,900	129	82	211	1	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		14,200	(118)	119	1	0	0
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		70,300	11	(77)	(66)	1	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		73,300	(2)	37	35	15	0
Pay(6)	3-Month USD-LIBOR	2.980	Semi-Annual	09/26/2023		3,500	0	9	9	0	(2)
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	12/14/2023		31,800	0	76	76	0	(21)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		52,700	81	(516)	(435)	0	(31)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		38,200	2,120	90	2,210	27	0
Receive	3-Month USD-LIBOR	2.085	Semi-Annual	12/18/2025		1,500	17	68	85	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		500	1	23	24	0	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		1,900	(4)	16	12	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		36,700	(577)	1,881	1,304	28	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		5,400	304	18	322	5	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		8,300	(285)	669	384	11	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,300	0	110	110	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,600	278	(20)	258	4	0
Receive(6)	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		1,900	0	(34)	(34)	4	0
Receive(6)	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		1,600	0	(30)	(30)	3	0
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	18,800	14	82	96	25	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		11,300	(9)	217	208	16	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		48,500	(26)	(204)	(230)	0	(98)
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		29,800	9	(230)	(221)	0	(61)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		9,100	(138)	187	49	36	0
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		50,800	10	165	175	101	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		2,800	66	(74)	(8)	0	(27)
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	79,600	173	(74)	99	0	(7)
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		79,100	5	142	147	1	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		9,200	(508)	111	(397)	0	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		3,500	(69)	47	(22)	0	(5)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	(3)	(5)	(8)	0	0
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		3,500	(40)	(52)	(92)	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		500	(24)	4	(20)	0	0
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	7,710,000	222	22	244	3	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		3,070,000	(67)	(39)	(106)	0	(6)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		420,000	(25)	(8)	(33)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		170,000	177	(48)	129	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	5	3	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,300	4	(19)	(15)	0	(1)

							$1,538	$3,382	$4,920	$292	$(269)

Total Swap Agreements							$(796)	$3,738	$2,942	$292	$(317)

(m)	Securities with an aggregate market value of $8,054 and cash of $394 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$1,540	AUD	2,086	$4	$0
	07/2018		4,817	EUR	4,116	0	(10)
	07/2018		264	RUB	16,513	0	(1)
	08/2018	AUD	2,086	$	1,540	0	(4)
	08/2018	SEK	6,695		773	23	0
	08/2018		$7,719	RUB	479,854	0	(120)
	09/2018	SGD	11,333	$	8,535	203	0
BPS	07/2018	ARS	49,722		1,811	92	0
	07/2018	BRL	1,407		365	2	0
	07/2018		$3,511	ARS	99,444	4	(93)
	07/2018		376	BRL	1,407	0	(13)
	09/2018	CNY	4,119	$	640	22	0
	12/2018	JPY	670,000		6,106	0	(22)
BRC	09/2018	ARS	43,352		1,561	184	0
CBK	07/2018	DKK	1,705		284	16	0
	07/2018	GBP	6,006		7,957	31	0
	07/2018	TRY	19,061		3,982	0	(136)
	07/2018		$886	GBP	667	0	(6)
	08/2018	MXN	34,081	$	1,666	4	(40)
	08/2018	NOK	13,940		1,716	2	0
	08/2018		$2,467	MXN	51,551	106	0
	11/2018	EUR	2,864	TRY	16,955	105	0
	11/2018		$3,817		19,314	153	0
	12/2018	JPY	1,130,000	$	10,308	0	(27)
	12/2018		$16,310	JPY	1,800,000	153	0
	03/2019	EUR	1,100	$	1,400	89	0
DUB	07/2018	ARS	49,722		1,715	0	(4)
	07/2018		$1,783	ARS	49,722	0	(64)
FBF	07/2018	AUD	2,086	$	1,559	15	0
GLM	07/2018	CHF	189		191	0	0
	07/2018	EUR	1,836		2,145	1	0
	07/2018	GBP	183		244	3	0
	07/2018		$306	EUR	263	1	0
	07/2018		3,423	RUB	213,575	0	(27)
	08/2018	RUB	98,160	$	1,565	11	0
HUS	07/2018	BRL	17,054		4,580	180	0
	07/2018	RUB	25,191		405	4	0
	07/2018	TRY	3,035		635	0	(21)
	07/2018		$4,423	BRL	17,054	0	(23)
	08/2018	RUB	245,914	$	3,935	40	0
	09/2018	CNY	47,326		7,387	280	0
	09/2018		$9,879	CNH	62,867	0	(429)
	10/2018	DKK	1,705	$	268	0	(1)
	01/2021	BRL	970		150	0	(73)
IND	07/2018	EUR	282		326	0	(3)
	07/2018	TRY	3,686		804	8	0
JPM	07/2018	EUR	207		244	2	0
	07/2018	TRY	8,072		1,751	7	0
	07/2018		$855	EUR	737	5	0
	08/2018		1,716	NOK	13,895	0	(7)
	08/2018		4,845	ZAR	66,310	10	(43)
	09/2018		1,070	SGD	1,442	0	(10)
	03/2019	EUR	5,221	$	6,231	13	0
MSB	07/2018	BRL	15,647		4,058	21	0
	07/2018		$4,153	BRL	15,647	0	(115)
	08/2018	BRL	15,647	$	4,141	118	0
	08/2018	CAD	2,198		1,707	34	0
	08/2018		$365	CAD	468	0	(9)
NGF	09/2018		1,487	CNH	9,495	0	(60)
	09/2018		266	TWD	7,877	0	(6)
RBC	08/2018	TRY	11,481	$	2,500	52	0
	08/2018		$1,437	CAD	1,911	18	0
SCX	08/2018		2,596	SEK	22,538	0	(71)
	08/2018		4,210	TRY	18,803	0	(192)
	08/2018	ZAR	8,429	$	666	55	0
	09/2018	KRW	8,716,565		8,109	264	0
SOG	08/2018		$296	ILS	1,069	0	(3)
	08/2018		397	NZD	576	0	(7)
SSB	07/2018	EUR	2,791	$	3,249	0	(10)
	08/2018	CAD	1,896		1,445	2	0
	08/2018		$3,256	EUR	2,791	10	0
	09/2018		1,892	SGD	2,534	0	(30)
UAG	07/2018		7,301	GBP	5,522	0	(14)
	08/2018	GBP	5,522	$	7,312	14	0
	08/2018	SEK	2,640		303	7	0
	08/2018		$5	MXN	102	0	0
	08/2018	ZAR	9,530	$	705	13	0
	09/2018	HKD	1,920		245	0	0
	09/2018		$1,318	KRW	1,424,867	0	(36)

Total Forward Foreign Currency Contracts						$2,381	$(1,730)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	938	$13	$9
HUS	Put - OTC USD versus RUB		59.150	07/12/2018	$	945	11	0

							$24	$9

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	5,100	$134	$36
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$5,900	300	144
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	3,600	95	35
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$307,400	444	30
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		135,500	142	45
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	5,500	147	49
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$122,100	442	468
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		44,200	251	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		87,000	480	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		3,600	173	98
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		13,500	543	485

								$3,151	$1,392

Total Purchased Options								$3,175	$1,401

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018	$	2,524	$(43)	$(42)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	1,700	(55)	(57)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	2,100	(58)	(77)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	804	(14)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018	$	2,524	(34)	(34)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		810	(12)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		2,524	(27)	(1)

							$(243)	$(212)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,500	$(307)	$(482)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	27,100	(142)	(42)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	122,100	(574)	(616)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	97,800	(542)	(537)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	18,000	(190)	(273)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	9,500	(251)	(2)

							$(2,006)	$(1,952)

Total Written Options							$(2,249)	$(2,164)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	1,200	$10	$23	$33	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,101	$(644)	$401	$0	$(243)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	9,800	$(2)	$61	$59	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	ERADXULT Index	1	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	$33,013	$0	$0	$0	$0
MEI	Receive	ERADXULT Index	11,503	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	21,537	0	(484)	0	(484)
SOG	Receive	ERADXULT Index	1	1-Month USD-LIBOR plus a specified spread	Maturity	09/12/2018	244,617	0	4,141	4,141	0

								$0	$3,657	$4,141	$(484)

Total Swap Agreements								$(636)	$4,142	$4,233	$(727)

(o)

Securities with an aggregate market value of $1,291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,212	$0	$2,212
Corporate Bonds & Notes
Banking & Finance	0	27,654	0	27,654
Industrials	0	2,802	0	2,802
Utilities	0	498	0	498
Municipal Bonds & Notes
Illinois	0	621	0	621
Ohio	0	329	0	329
U.S. Government Agencies	0	46,143	0	46,143
U.S. Treasury Obligations	0	91,028	0	91,028
Non-Agency Mortgage-Backed Securities	0	41,207	0	41,207
Asset-Backed Securities	0	78,635	0	78,635
Sovereign Issues	0	11,122	0	11,122
Common Stocks
Energy	0	0	953	953
Utilities	7	0	0	7
Preferred Securities
Banking & Finance	3,062	0	0	3,062
Short-Term Instruments
Repurchase Agreements	0	174	0	174
Argentina Treasury Bills	0	1,082	0	1,082
Greece Treasury Bills	0	1,276	0	1,276
	$3,069	$304,783	$953	$308,805

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,415	$0	$0	$41,415

Total Investments	$44,484	$304,783	$953	$350,220

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	99	292	0	391
Over the counter	0	8,015	0	8,015
	$99	$8,307	$0	$8,406

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(102)	(317)	0	(419)
Over the counter	0	(4,621)	0	(4,621)
	$(102)	$(4,938)	$0	$(5,040)

Total Financial Derivative Instruments	$(3)	$3,369	$0	$3,366

Totals	$44,481	$308,152	$953	$353,586

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE PLUS Small Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~		$512	$512
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022 ~		99	96

Total Loan Participations and Assignments (Cost $610)			608

CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 5.1%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		100	96
Barclays Bank PLC
7.625% due 11/21/2022 (g)		300	324
Barclays PLC
3.200% due 08/10/2021		300	294
3.710% (US0003M + 1.380%) due 05/16/2024 ~		200	199
4.972% due 05/16/2029 •		200	198
Blackstone CQP Holdco LP
6.500% due 03/20/2021		100	101
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		200	200
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(f)(g)	EUR	200	263
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	241
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		300	290
4.250% due 10/14/2021		300	296
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	117
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		$300	303
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		100	101
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		200	200
3.821% (US0003M + 1.500%) due 01/05/2022 ~		200	206
4.300% due 03/08/2026		200	201
6.250% due 03/23/2023 •(f)(g)		200	196
International Lease Finance Corp.
7.125% due 09/01/2018		500	503
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		200	200
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		100	123
Navient Corp.
5.500% due 01/15/2019		100	101
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	97
2.992% (US0003M + 0.650%) due 07/13/2022 ~		100	100
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		200	199
7.500% due 08/10/2020 •(f)(g)		200	204
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	30	42
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		$200	200

			5,595

INDUSTRIALS 2.3%
BAT Capital Corp.
2.764% due 08/15/2022		100	96
3.223% (US0003M + 0.880%) due 08/15/2022 ~		100	101
Campbell Soup Co.
3.650% due 03/15/2023		200	197
Charter Communications Operating LLC
4.464% due 07/23/2022		200	202
4.908% due 07/23/2025		200	202
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	199

CVS Health Corp.
3.700% due 03/09/2023		100	99
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		300	300
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		100	100
INEOS Finance PLC
2.125% due 11/15/2025	EUR	200	222
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	208
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		30	30
2.400% due 09/23/2021		50	48
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		300	300

			2,505

UTILITIES 1.7%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		400	402
3.298% (US0003M + 0.950%) due 07/15/2021 ~		300	303
BellSouth Corp.
4.333% due 04/26/2021		400	404
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		200	200
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		100	100
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		300	301
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		100	100
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~		100	100

			1,910

Total Corporate Bonds & Notes (Cost $10,008)			10,010

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		50	56
7.750% due 01/01/2042		100	108

Total Municipal Bonds & Notes (Cost $147)			164

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		12,400	12,331
4.000% due 08/01/2048		1,100	1,120
Freddie Mac
5.000% due 04/15/2041		400	453
5.500% due 03/15/2034		209	227

Total U.S. Government Agencies (Cost $14,052)			14,131

U.S. TREASURY OBLIGATIONS 30.4%
U.S. Treasury Bonds
3.000% due 02/15/2048		1,000	1,002
4.250% due 05/15/2039		400	482
4.375% due 11/15/2039		1,000	1,227
4.375% due 05/15/2040		800	984
4.500% due 08/15/2039		300	374
4.625% due 02/15/2040		300	380
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021		423	416
0.125% due 01/15/2022		775	762
0.125% due 04/15/2022		1,751	1,716
0.125% due 07/15/2022		1,198	1,179
0.375% due 01/15/2027		1,660	1,613
0.375% due 07/15/2027		512	498
1.000% due 02/15/2048		1,016	1,051
1.750% due 01/15/2028		478	523
2.375% due 01/15/2027		4,100	4,664
U.S. Treasury Notes
1.375% due 09/30/2020		3,600	3,507
1.375% due 10/31/2020		1,900	1,848
1.500% due 08/15/2026		800	722
1.750% due 12/31/2020		5,800	5,683

2.000% due 11/30/2020 (l)	1,050	1,036
2.000% due 11/15/2026	300	281
2.125% due 08/31/2020	3,000	2,973
2.250% due 08/15/2027	500	476

Total U.S. Treasury Obligations (Cost $34,071)		33,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Banc of America Mortgage Trust
3.684% due 01/25/2035 ~	64	62
3.859% due 02/25/2034 ~	41	41
Bear Stearns Adjustable Rate Mortgage Trust
3.670% due 02/25/2036 •	44	45
Bear Stearns ALT-A Trust
2.431% due 12/25/2046 ^•	49	48
4.254% due 11/25/2035 ^~	705	664
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	177	136
ChaseFlex Trust
2.391% due 07/25/2037 •	439	409
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •	25	25
3.841% due 08/25/2035 ^~	101	79
Citigroup Mortgage Loan Trust, Inc.
3.593% due 08/25/2035 ~	30	30
Countrywide Alternative Loan Trust
2.211% due 12/25/2046 •	405	389
2.261% due 11/25/2036 •	721	690
2.314% due 05/20/2046 ^•	39	31
2.384% due 11/20/2035 •	64	61
2.958% due 08/25/2035 •	34	34
3.038% due 01/25/2036 •	144	143
Countrywide Home Loan Mortgage Pass-Through Trust
2.751% due 02/25/2035 •	39	38
3.679% due 08/25/2034 ~	69	68
3.753% due 10/20/2034 ~	235	215
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	8	8
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^	141	123
Deutsche ALT-A Securities, Inc.
2.591% due 02/25/2035 •	469	456
Downey Savings & Loan Association Mortgage Loan Trust
2.275% due 10/19/2036 •	176	148
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^	76	67
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	46	46
4.024% due 11/25/2035 ~	68	68
5.500% due 01/25/2037	245	261
JPMorgan Mortgage Trust
3.645% due 07/25/2035 ~	346	348
Luminent Mortgage Trust
2.331% due 04/25/2036 •	358	305
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~	25	25
Morgan Stanley Re-REMIC Trust
3.113% due 02/26/2037 •	252	220
5.250% due 05/26/2037 ~	239	208
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2036 ^	171	157
Structured Adjustable Rate Mortgage Loan Trust
2.391% due 08/25/2036 ^•	442	364
Structured Asset Mortgage Investments Trust
2.321% due 02/25/2036 ^•	884	845
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	404	371
4.020% due 06/25/2047 •	20	18
WaMu Mortgage Pass-Through Certificates Trust
2.371% due 11/25/2045 •	55	52
2.395% due 08/25/2046 •	320	312
3.540% due 06/25/2037 ^~	113	109
Wells Fargo Mortgage-Backed Securities Trust
3.684% due 11/25/2036 ^~	70	69

Total Non-Agency Mortgage-Backed Securities (Cost $6,619)		7,788

ASSET-BACKED SECURITIES 3.5%
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	212	214
Countrywide Asset-Backed Certificates
2.531% due 04/25/2036 •	300	300
EMC Mortgage Loan Trust
2.991% due 05/25/2043 •	88	87
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	200	200

GSAMP Trust
2.321% due 01/25/2037 •		200	170
HSI Asset Securitization Corp. Trust
2.271% due 04/25/2037 •		1,285	999
Morgan Stanley ABS Capital, Inc. Trust
2.306% due 03/25/2037 •		1,374	726
Morgan Stanley Dean Witter Capital, Inc. Trust
3.071% due 02/25/2033 •		475	467
Morgan Stanley Mortgage Loan Trust
2.261% due 11/25/2036 •		204	93
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		200	201
Securitized Asset-Backed Receivables LLC Trust
2.331% due 07/25/2036 •		64	37
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	79	92
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		$172	172
VOLT LLC
3.375% due 05/28/2047		105	105

Total Asset-Backed Securities (Cost $3,362)			3,863

SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
2.500% due 12/31/2038		400	228
5.875% due 01/11/2028		200	163
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	210	7
40.000% (ARPP7DRR) due 06/21/2020 ~		3,433	124
Brazil Government International Bond
5.625% due 02/21/2047		$200	170
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	931	245
6.000% due 05/15/2055 (e)		621	162
Saudi Government International Bond
5.000% due 04/17/2049		$300	293

Total Sovereign Issues (Cost $1,717)			1,392

	SHARES
COMMON STOCKS 0.4%
ENERGY 0.4%
Dommo Energia S.A. «(a)(h)		1,391,265	381
Dommo Energia S.A. SP - ADR «		253	9

			390

UTILITIES 0.0%
Eneva S.A. (a)(h)		961	3

Total Common Stocks (Cost $40)			393

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.9%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018		$200	200

COMMERCIAL PAPER 0.5%
Mondelez International, Inc.
2.475% due 08/15/2018		500	498

REPURCHASE AGREEMENTS (i) 6.6%			7,201

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.600% due 07/18/2018 (d)	ARS	169	6
25.650% due 08/15/2018 (d)		260	8

			14

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		$100	98

GREECE TREASURY BILLS 0.5%
1.006% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	500	581

Total Short-Term Instruments (Cost $8,625)			8,592

Total Investments in Securities (Cost $79,251)			80,338

	SHARES
INVESTMENTS IN AFFILIATES 38.0%
SHORT-TERM INSTRUMENTS 38.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.0%
PIMCO Short Asset Portfolio		1,379,929	13,807
PIMCO Short-Term Floating NAV Portfolio III		2,816,296	27,842

Total Short-Term Instruments (Cost $41,650)			41,649

Total Investments in Affiliates (Cost $41,650)			41,649

Total Investments 111.2% (Cost $120,901)			$121,987
Financial Derivative Instruments (j)(k) 2.8% (Cost or Premiums, net $(24))			3,082
Other Assets and Liabilities, net (14.0)%			(15,349)

Net Assets 100.0%			$109,720

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$36	$381	0.35%
Eneva S.A.	12/21/2017	4	3	0.00

		$40	$384	0.35%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$598	U.S. Treasury Notes 2.000% due 02/15/2022	$(610)	$598	$598
JPS	1.930	06/28/2018	07/03/2018	202	U.S. Treasury Notes 2.875% due 05/15/2028	(201)	202	202
	2.000	06/28/2018	07/03/2018	201	U.S. Treasury Notes 2.750% due 02/15/2028	(200)	201	201
RDR	2.220	06/29/2018	07/02/2018	6,200	U.S. Treasury Notes 1.250% - 2.625% due 08/15/2020 - 03/31/2021	(6,335)	6,200	6,201

Total Repurchase Agreements						$(7,346)	$7,201	$7,202

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.4)%
U.S. Treasury Notes	2.750%	02/15/2028	$200	$(197)	$(200)
U.S. Treasury Notes	2.875	05/15/2028	200	(200)	(201)

Total Short Sales (0.4)%				$(397)	$(401)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $3 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	235		$57,199	$(331)	$0	$0
90-Day Eurodollar March Futures	03/2019	195		47,405	(177)	0	0
90-Day Eurodollar September Futures	09/2020	48		11,643	(16)	0	(2)
Euro-Bobl September Futures	09/2018	5	EUR	772	4	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	37		7,024	34	11	0
U.S. Treasury 5-Year Note September Futures	09/2018	13		$1,477	(3)	0	0
U.S. Treasury 10-Year Note September Futures	09/2018	77		9,254	49	0	0

					$(440)	$11	$(2)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	235		$(57,008)	$405	$6	$0
90-Day Eurodollar March Futures	03/2020	195		(47,297)	189	7	0
90-Day Eurodollar September Futures	09/2021	48		(11,644)	5	1	0
Australia Government 10-Year Bond September Futures	09/2018	21	AUD	(2,010)	(24)	2	(2)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	18	EUR	(3,248)	(37)	0	(14)
U.S. Treasury 2-Year Note September Futures	09/2018	2		$(424)	(1)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	14		(2,234)	(84)	1	0
United Kingdom Long Gilt September Futures	09/2018	7	GBP	(1,137)	(16)	3	0

					$437	$20	$(16)

Total Futures Contracts					$(3)	$31	$(18)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Volvo Treasury AB	1.000%	Quarterly	03/20/2021	0.406%	EUR 100	$2	$0	$2	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$1,300	$(105)	$22	$(83)	$0	$0
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	1,700	(17)	(14)	(31)	0	(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	2,300	(36)	(3)	(39)	0	(2)

					$(158)	$5	$(153)	$0	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	1,170	$2	$(9)	$(7)	$0	$0
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		750	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		800	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$6,300	(25)	47	22	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		16,700	169	52	221	2	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		1,500	(9)	9	0	0	0
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		24,500	4	(27)	(23)	0	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		24,500	(1)	13	12	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		1,200	46	3	49	1	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		5,700	(7)	(40)	(47)	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		6,800	377	16	393	5	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	29	26	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,000	(50)	227	177	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		300	15	12	27	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		800	48	45	93	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		300	(5)	16	11	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		7,000	413	4	417	6	0
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		1,700	0	5	5	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,500	(33)	102	69	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,350	(76)	206	130	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		200	(6)	34	28	0	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		100	0	8	8	0	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	236	(27)	209	3	0
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		200	0	(1)	(1)	1	0
Receive	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		600	0	(2)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	3,700	1	18	19	5	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		1,700	(1)	32	31	2	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		9,600	(4)	(42)	(46)	0	(19)
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		4,600	1	(35)	(34)	0	(9)
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		1,800	0	10	10	7	0
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		9,000	3	28	31	18	0
Receive	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		500	12	(13)	(1)	0	(5)
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	21,500	47	(20)	27	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		21,500	1	39	40	0	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		500	(5)	(17)	(22)	0	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		900	21	(15)	6	1	0
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		300	0	(8)	(8)	0	0
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		1,300	0	(34)	(34)	0	(1)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		300	(16)	4	(12)	0	0
Pay(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	2,650,000	76	8	84	1	0
Receive(6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		1,050,000	(22)	(14)	(36)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		190,000	(11)	(4)	(15)	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		60,000	23	22	45	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	0	0	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		150	0	(2)	(2)	0	0

							$1,221	$669	$1,890	$68	$(43)

Total Swap Agreements							$1,065	$674	$1,739	$68	$(46)

Cash of $1,723 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	100		$122	$4	$0
BOA	07/2018		$623	EUR	532	0	(1)
	08/2018		535	ZAR	7,350	0	(2)
	09/2018	SGD	2,331		$1,755	42	0
BPS	07/2018	ARS	3,497		127	6	0
	07/2018	EUR	1,590		1,844	0	(13)
	07/2018		$247	ARS	6,995	0	(7)
	08/2018	ARS	260		$12	3	0
	12/2018	JPY	70,000		638	0	(2)
CBK	07/2018	CAD	707		539	1	0
	07/2018	GBP	1,047		1,387	5	0
	07/2018		$1	ARS	39	0	0
	07/2018		57	EUR	49	1	0
	07/2018		919	RUB	58,087	6	0
	08/2018	NOK	4,330		$533	0	0
	08/2018		$1,354	TRY	5,993	0	(73)
	12/2018	JPY	130,000		$1,186	0	(3)
	12/2018		$1,812	JPY	200,000	17	0
	03/2019	EUR	200		$255	16	0
DUB	07/2018	ARS	3,497		121	0	0
	07/2018		$125	ARS	3,497	0	(4)
FBF	07/2018	AUD	715		$534	5	0
	10/2018	EUR	100		125	7	0
GLM	07/2018		205		240	1	0
	07/2018	GBP	77		103	1	0
	07/2018	JPY	3,100		28	0	0
	07/2018		$535	CAD	712	7	0
	07/2018		196	EUR	168	0	0
	07/2018		1,153	RUB	71,966	0	(9)
	08/2018		515	SEK	4,390	0	(23)
HUS	07/2018	ARS	242		$11	3	0
	07/2018	RUB	62,379		991	1	(3)
	07/2018		$1	ARS	34	0	0
	08/2018		917	RUB	58,087	3	0
	09/2018		34	CNY	217	0	(1)
	01/2021	BRL	330		$51	0	(25)
IND	07/2018	TRY	1,216		265	3	0
JPM	07/2018	CAD	633		488	7	0
	07/2018	TRY	2,699		585	2	0
	08/2018		$535	NOK	4,335	0	(2)
	08/2018		372	ZAR	5,140	1	0
	03/2019	EUR	681		$813	2	0
MSB	07/2018	BRL	2,872		745	4	0
	07/2018		$762	BRL	2,872	0	(21)
	08/2018	BRL	2,872		$760	22	0
	11/2018	EUR	100		122	4	0
NGF	09/2018		$986	CNH	6,296	0	(40)
SCX	07/2018	BRL	2,872		$783	42	0
	07/2018		$745	BRL	2,872	0	(4)
	08/2018		57	TRY	256	0	(3)
	09/2018	KRW	2,693,938		$2,506	81	0
SSB	07/2018		$1,218	EUR	1,046	4	0
	08/2018	EUR	1,046		$1,220	0	(4)
UAG	07/2018		$1,486	GBP	1,124	0	(3)
	08/2018	GBP	1,124		$1,488	3	0
	08/2018		$1	MXN	15	0	0

Total Forward Foreign Currency Contracts						$304	$(243)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	159	$2	$2
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$160	2	0

							$4	$2

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	500	$13	$4
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$500	26	12
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		24,500	35	2
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		14,000	15	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		1,100	57	27
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	500	13	4
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$51,200	185	196
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		4,700	27	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		6,000	33	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		750	36	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		2,300	93	83

								$533	$353

Total Purchased Options								$537	$355

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$999	$(17)	$(17)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	600	(19)	(20)
	Call - OTC USD versus TRY		4.900	11/14/2018		$700	(19)	(26)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	136	(3)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$999	(14)	(13)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		137	(2)	0
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		999	(11)	(1)

							$(85)	$(77)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$2,700	$(28)	$(44)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	5,500	(58)	(90)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	2,800	(15)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	51,200	(241)	(259)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	16,900	(94)	(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	3,700	(39)	(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	1,000	(26)	0

							$(501)	$(546)

Total Written Options							$(586)	$(623)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR 100	$1	$2	$3	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$5,169	$(1,067)	$662	$0	$(405)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	200	27	(12)	15	0

						$(1,040)	$650	$15	$(405)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 3,800	$(1)	$24	$23	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	$27,519	$0	$1,452	$1,452	$0
CBK	Receive	ERAUSST Index	7,776	1-Month USD-LIBOR plus a specified spread	Maturity	01/15/2019	27,530	0	1,394	1,394	0
JPM	Receive	ERAUSST Index	11,887	1-Month USD-LIBOR plus a specified spread	Monthly	10/25/2018	48,651	0	772	772	0

								$0	$3,618	$3,618	$0

Total Swap Agreements								$(1,040)	$4,294	$3,659	$(405)

(l)

Securities with an aggregate market value of $423 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$608	$0	$608
Corporate Bonds & Notes
Banking & Finance	0	5,595	0	5,595
Industrials	0	2,505	0	2,505
Utilities	0	1,910	0	1,910
Municipal Bonds & Notes
Illinois	0	164	0	164
U.S. Government Agencies	0	14,131	0	14,131
U.S. Treasury Obligations	0	33,397	0	33,397
Non-Agency Mortgage-Backed Securities	0	7,788	0	7,788
Asset-Backed Securities	0	3,863	0	3,863
Sovereign Issues	0	1,392	0	1,392
Common Stocks
Energy	0	0	390	390
Utilities	3	0	0	3
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Commercial Paper	0	498	0	498
Repurchase Agreements	0	7,201	0	7,201
Short-Term Notes	0	14	0	14
Argentina Treasury Bills	0	98	0	98
Greece Treasury Bills	0	581	0	581
	$3	$79,945	$390	$80,338

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,649	$0	$0	$41,649

Total Investments	$41,652	$79,945	$390	$121,987

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(401)	$0	$(401)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31	68	0	99
Over the counter	0	4,318	0	4,318
	$31	$4,386	$0	$4,417

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(46)	0	(64)
Over the counter	0	(1,271)	0	(1,271)

	$(18)	$(1,317)	$0	$(1,335)

Total Financial Derivative Instruments	$13	$3,069	$0	$3,082

Totals	$41,665	$82,613	$390	$124,668

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC
4.100% due 04/30/2025		$2,835	$2,835
Las Vegas Sands LLC
3.844% due 03/27/2025		3,194	3,176

Total Loan Participations and Assignments (Cost $6,033)			6,011

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.4%
AerCap Ireland Capital DAC
4.125% due 07/03/2023		3,400	3,384
Aviation Capital Group LLC
7.125% due 10/15/2020		800	863
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		800	766
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	400	487
7.000% due 02/19/2019 •(g)(h)		1,000	1,197
8.875% due 04/14/2021 •(g)(h)		600	787
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)		800	986
Bank of America Corp.
2.650% due 04/01/2019		$3,700	3,697
Barclays Bank PLC
10.179% due 06/12/2021		400	462
14.000% due 06/15/2019 •(g)	GBP	900	1,315
Barclays PLC
3.200% due 08/10/2021		$5,200	5,100
3.710% (US0003M + 1.380%) due 05/16/2024 ~		2,200	2,184
8.000% due 12/15/2020 •(g)(h)	EUR	700	907
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,200	2,211
BPCE S.A.
2.500% due 07/15/2019		1,300	1,292
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		2,200	2,204
4.044% due 06/01/2024 •		3,900	3,925
Cooperatieve Rabobank UA
2.500% due 01/19/2021		1,500	1,473
5.500% due 06/29/2020 •(g)(h)	EUR	700	875
6.625% due 06/29/2021 •(g)(h)		1,200	1,579
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$1,000	963
Danske Bank A/S
3.386% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,101
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		2,900	2,803
4.250% due 10/14/2021		100	99
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		578	597
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	700	816
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		$1,100	1,112
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		3,100	3,139
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,000	1,002
3.326% (US0003M + 1.000%) due 05/18/2024 ~		400	399
3.400% due 03/08/2021		1,500	1,500
3.821% (US0003M + 1.500%) due 01/05/2022 ~		1,800	1,854
6.500% due 03/23/2028 •(g)(h)		1,000	961
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	898
International Lease Finance Corp.
7.125% due 09/01/2018		100	101
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,701
3.125% due 01/23/2025		600	574
3.900% due 07/15/2025		500	498
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		1,800	1,800

7.000% due 06/27/2019 •(g)(h)	GBP	800	1,078
7.625% due 06/27/2023 •(g)(h)		925	1,338
Morgan Stanley
5.500% due 01/26/2020		$500	517
5.500% due 07/24/2020		200	209
Nationwide Building Society
6.875% due 06/20/2019 •(g)(h)	GBP	400	540
Nissan Motor Acceptance Corp.
3.331% (US0003M + 1.010%) due 03/08/2019 •		$2,800	2,817
Rio Oil Finance Trust
9.250% due 07/06/2024		204	220
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,598
4.519% due 06/25/2024 •		1,000	1,001
4.892% due 05/18/2029 •		1,200	1,196
Santander UK PLC
3.400% due 06/01/2021		400	400
SL Green Realty Corp.
5.000% due 08/15/2018		3,500	3,505
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	560	777
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$800	792
3.293% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,402
Wells Fargo & Co.
3.000% due 02/19/2025		900	849
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	2,996

			79,847

INDUSTRIALS 1.3%
Allergan Sales LLC
4.875% due 02/15/2021		558	575
BAT Capital Corp.
2.764% due 08/15/2022		300	288
3.223% (US0003M + 0.880%) due 08/15/2022 ~		600	605
Boston Scientific Corp.
6.000% due 01/15/2020		1,700	1,772
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~		200	199
3.300% due 03/15/2021		300	299
Charter Communications Operating LLC
4.464% due 07/23/2022		300	304
4.908% due 07/23/2025		1,600	1,618
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		137	144
CVS Health Corp.
3.500% due 07/20/2022		200	199
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		3,400	3,399
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		700	703
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,700	3,003
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		$1,400	1,406
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		1,160	1,143
2.400% due 09/23/2021		320	306
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,400	3,368
3.375% due 11/30/2021		400	397

			19,728

UTILITIES 1.3%
AT&T, Inc.
2.975% (US0003M + 0.750%]) due 06/01/2021 ~		5,200	5,224
3.298% (US0003M + 0.950%) due 07/15/2021 ~		2,300	2,323
BellSouth Corp.
4.333% due 04/26/2021		3,600	3,638
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		2,100	2,102
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		1,300	1,300
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		2,800	2,806
Verizon Communications, Inc.
3.376% due 02/15/2025		634	610

3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,000

		19,003

Total Corporate Bonds & Notes (Cost $119,191)		118,578

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	620	690
7.750% due 01/01/2042	1,535	1,665

Total Municipal Bonds & Notes (Cost $2,117)		2,355

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
3.500% due 06/01/2045	232	232
3.759% (- 1.0*LIBOR01M + 5.850%) due 03/25/2041 (a)~	6,223	763
4.609% (- 1.0*LIBOR01M + 6.700%) due 03/25/2036 (a)~	3,473	430
4.659% (- 1.0*LIBOR01M + 6.750%) due 05/25/2036 (a)~	508	19
18.195% (- 4.0*LIBOR01M + 26.560%) due 12/25/2036 ~	231	306
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	174,900	173,975
4.000% due 08/01/2048	12,000	12,217
Freddie Mac
4.397% (- 1.0*LIBOR01M + 6.470%) due 07/15/2036 (a)~	3,132	342
4.627% (- 1.0*LIBOR01M + 6.700%) due 04/15/2036 (a)~	1,073	97
Ginnie Mae
3.210% due 04/20/2068 «~	3,200	3,282

Total U.S. Government Agencies (Cost $191,142)		191,663

U.S. TREASURY OBLIGATIONS 31.2%
U.S. Treasury Bonds
3.000% due 02/15/2048	12,300	12,331
4.250% due 05/15/2039	12,300	14,827
4.375% due 11/15/2039	9,200	11,288
4.375% due 05/15/2040	23,600	29,015
4.500% due 08/15/2039	1,100	1,370
4.625% due 02/15/2040	1,300	1,648
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	4,017	3,956
0.125% due 01/15/2022	8,413	8,271
0.125% due 04/15/2022	22,253	21,802
0.125% due 07/15/2022	18,740	18,433
0.125% due 07/15/2024	18,993	18,468
0.250% due 01/15/2025	66,536	64,735
0.375% due 01/15/2027	19,499	18,950
0.375% due 07/15/2027	4,916	4,784
1.000% due 02/15/2048	13,919	14,401
1.750% due 01/15/2028	5,382	5,883
2.000% due 01/15/2026	12,876	14,111
U.S. Treasury Notes
0.750% due 10/31/2018 (m)	100	99
1.375% due 09/30/2020 (k)(m)	42,400	41,303
1.375% due 10/31/2020 (k)(m)	44,800	43,583
1.750% due 05/15/2023 (k)(m)	2,330	2,226
2.000% due 07/31/2022 (k)	87,500	85,124
2.125% due 08/31/2020 (k)(m)	10,000	9,910
2.125% due 08/15/2021 (m)	300	295
2.250% due 12/31/2023 (m)	2,700	2,629
2.875% due 05/15/2028	13,300	13,323

Total U.S. Treasury Obligations (Cost $469,998)		462,765

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
4.069% due 09/25/2035 ~	60	57
Banc of America Funding Trust
2.294% (US0001M + 0.210%) due 04/20/2047 ^•	163	148
3.602% due 09/20/2034 ~	55	57
BCAP LLC Trust
5.250% due 04/26/2037	132	112
Bear Stearns Adjustable Rate Mortgage Trust
3.401% due 04/25/2033 ~	73	75
3.615% due 02/25/2033 ~	9	10
3.624% due 01/25/2035 ~	15	15
3.643% due 01/25/2033 ~	1,190	1,212
3.679% due 08/25/2033 ~	158	158
3.832% due 02/25/2034 ~	20	21
4.250% due 07/25/2034 ~	253	251
Bear Stearns ALT-A Trust
2.591% (US0001M + 0.500%) due 01/25/2036 ^•	256	266
3.611% due 10/25/2033 ~	11	11

3.781% due 05/25/2035 ~		93	94
Citigroup Mortgage Loan Trust, Inc.
3.890% (H15T1Y + 1.800%) due 09/25/2035 •		9	9
Claris Abs SRL
0.081% (EUR006M + 0.350%) due 10/31/2060 •	EUR	90	104
Countrywide Alternative Loan Trust
2.261% (US0001M + 0.170%) due 11/25/2036 •		$261	250
2.271% (US0001M + 0.180%) due 05/25/2047 •		408	398
2.411% (US0001M + 0.320%) due 11/25/2035 •		6,953	6,326
2.491% (US0001M + 0.400%) due 08/25/2037 •		371	320
2.558% (12MTA + 1.000%) due 12/25/2035 •		6	6
5.500% due 11/25/2035		126	98
6.250% due 06/25/2036		3,483	3,100
Countrywide Home Loan Mortgage Pass-Through Trust
2.751% (US0001M + 0.660%) due 02/25/2035 •		64	62
3.466% due 09/25/2047 ^~		4	4
3.679% due 08/25/2034 ~		123	120
4.074% due 11/19/2033 ~		190	192
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~		11	10
Deutsche ALT-A Securities, Inc.
2.841% (US0001M + 0.750%) due 10/25/2047 •		5,727	5,035
Eurohome UK Mortgages PLC
0.781% (BP0003M + 0.150%) due 06/15/2044 •	GBP	593	764
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		$13	13
6.000% due 03/25/2032		2	2
IndyMac Mortgage Loan Trust
2.571% (US0001M + 0.480%) due 07/25/2035 •		3	3
2.731% (US0001M + 0.640%) due 07/25/2045 •		117	113
JPMorgan Mortgage Trust
3.752% due 04/25/2037 ~		196	189
MASTR Adjustable Rate Mortgages Trust
2.301% (US0001M + 0.210%) due 04/25/2046 •		9	8
3.466% due 10/25/2033 ~		1,829	1,503
Merrill Lynch Mortgage Investors Trust
2.341% (US0001M + 0.250%) due 11/25/2035 •		625	591
3.624% due 05/25/2033 ~		164	165
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~		16	14
Residential Accredit Loans, Inc. Trust
2.261% (US0001M + 0.170%) due 01/25/2037 •		5,770	5,244
Sequoia Mortgage Trust
2.356% (US0006M + 0.250%) due 03/20/2035 •		26	24
3.398% due 01/20/2047 ^~		11	9
Structured Adjustable Rate Mortgage Loan Trust
3.433% due 11/25/2035 ^~		5,100	4,817
Structured Asset Mortgage Investments Trust
2.785% (US0001M + 0.700%) due 02/19/2035 •		66	66
Thornburg Mortgage Securities Trust
4.020% (LIBOR12M + 1.250%) due 06/25/2047 ^•		27	25
WaMu Mortgage Pass-Through Certificates Trust
2.274% (12MTA + 0.810%) due 07/25/2047 •		1,032	947
2.314% (COF 11 + 1.500%) due 12/25/2046 •		420	414
2.438% (12MTA + 0.880%) due 10/25/2046 ^•		12,960	11,796
2.867% due 01/25/2037 ^~		5	5
3.097% due 12/25/2036 ^~		5	4
3.136% due 04/25/2037 ^~		15	13
Washington Mutual Mortgage Pass-Through Certificates Trust
2.528% (12MTA + 0.970%) due 05/25/2046 •		7	6
3.426% due 02/25/2033 ~		5	5
3.822% due 02/25/2033 ~		7	7
Wells Fargo Alternative Loan Trust
4.260% due 07/25/2037 ^~		157	147
6.250% due 07/25/2037 ^		5,211	4,941
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		12,000	11,974

Total Non-Agency Mortgage-Backed Securities (Cost $58,559)			62,330

ASSET-BACKED SECURITIES 8.0%
ACE Securities Corp. Home Equity Loan Trust
3.891% (US0001M + 1.800%) due 10/25/2032 •		69	69
Allegro CLO Ltd.
3.579% (US0003M + 1.220%) due 01/30/2026 •		800	800
Apidos CLO
3.482% (US0003M + 1.120%) due 07/22/2026 •		600	600
Argent Securities Trust
2.201% (US0001M + 0.110%) due 09/25/2036 •		1,394	607
Carrington Mortgage Loan Trust
2.351% (US0001M + 0.260%) due 02/25/2037 •		7,685	7,077
Citigroup Mortgage Loan Trust
2.241% (US0001M + 0.150%) due 12/25/2036 •		7,150	3,781
2.251% (US0001M + 0.160%) due 09/25/2036 •		1,011	772
Countrywide Asset-Backed Certificates
2.231% (US0001M + 0.140%) due 07/25/2037 ^•		5,606	5,005

2.231% (US0001M + 0.140%) due 12/25/2046 •		14,676	13,282
2.241% (US0001M + 0.150%) due 06/25/2047 ^•		3,901	3,848
2.281% (US0001M + 0.190%) due 06/25/2047 •		1,897	1,876
2.341% (US0001M + 0.250%) due 01/25/2046 •		9,653	9,110
2.341% (US0001M + 0.250%) due 06/25/2047 •		2,300	2,135
2.371% (US0001M + 0.280%) due 09/25/2036 •		3,179	3,175
2.491% (US0001M + 0.400%) due 06/25/2036 •		1,100	1,083
3.186% (US0001M + 1.095%) due 12/25/2034 •		2,031	2,049
Countrywide Asset-Backed Certificates Trust
3.216% (US0001M + 1.125%) due 12/25/2034 •		4,679	4,769
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(b)		4,600	4,600
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		2,600	2,600
Fremont Home Loan Trust
2.421% (US0001M + 0.330%) due 01/25/2036 •		1,392	1,346
GSAA Home Equity Trust
2.211% (US0001M + 0.120%) due 06/25/2036 •		1,430	668
GSAMP Trust
2.241% (US0001M + 0.150%) due 12/25/2046 •		673	435
Halcyon Loan Advisors Funding Ltd.
3.462% (US0003M + 1.100%) due 10/22/2025 •		600	600
Home Equity Mortgage Loan Asset-Backed Trust
2.301% (US0001M + 0.210%) due 04/25/2037 •		534	414
HSI Asset Securitization Corp. Trust
2.201% (US0001M + 0.110%) due 12/25/2036 •		17,354	6,785
JPMorgan Mortgage Acquisition Trust
2.241% (US0001M + 0.150%) due 07/25/2036 •		1,622	827
Lehman XS Trust
2.231% (US0001M + 0.140%) due 02/25/2037 ^•		1	17
MASTR Asset-Backed Securities Trust
2.331% (US0001M + 0.240%) due 03/25/2036 •		1,108	823
Morgan Stanley ABS Capital, Inc. Trust
2.221% (US0001M + 0.130%) due 01/25/2037 •		5,093	3,052
2.221% (US0001M + 0.130%) due 02/25/2037 •		8,405	7,903
2.231% (US0001M + 0.140%) due 08/25/2036 •		8,785	5,566
Morgan Stanley Mortgage Loan Trust
2.451% (US0001M + 0.360%) due 04/25/2037 •		764	388
Mountain Hawk CLO Ltd.
3.555% (US0003M + 1.200%) due 04/18/2025 •		900	901
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		577	578
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.421% (US0001M + 0.330%) due 10/25/2036 ^•		2,854	1,038
NovaStar Mortgage Funding Trust
2.251% (LIBOR01M + 0.160%) due 10/25/2036 •		4,519	2,816
OHA Credit Partners Ltd.
3.369% (US0003M + 1.010%) due 10/20/2025 •		329	330
OHA Loan Funding Ltd.
3.712% (US0003M + 1.350%) due 01/23/2027 •		600	602
Ownit Mortgage Loan Trust
2.691% (US0001M + 0.600%) due 10/25/2036 ^•		894	772
People’s Choice Home Loan Securities Trust
2.811% (US0001M + 0.720%) due 05/25/2035 ^•		337	332
Securitized Asset-Backed Receivables LLC Trust
2.571% (US0001M + 0.480%) due 10/25/2035 •		4,400	3,839
Soundview Home Loan Trust
2.351% (US0001M + 0.260%) due 02/25/2037 •		2,479	1,073
Vibrant CLO Ltd.
3.259% (US0003M + 0.900%) due 07/24/2024 •		618	618
WaMu Asset-Backed Certificates WaMu Trust
2.331% (US0001M + 0.240%) due 05/25/2047 •		11,262	9,535

Total Asset-Backed Securities (Cost $108,091)			118,496

SOVEREIGN ISSUES 1.1%
Argentina Government International Bond
2.500% due 12/31/2038		3,800	2,169
5.875% due 01/11/2028		1,600	1,305
40.000% (ARPP7DRR) due 06/21/2020 ~	ARS	36,000	1,297
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,400	1,730
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	14,276	3,752
6.000% due 05/15/2055 (f)		10,862	2,842
Israel Government International Bond
4.125% due 01/17/2048		$400	379
Saudi Government International Bond
4.000% due 04/17/2025		1,000	996
4.500% due 04/17/2030		1,000	1,001

5.000% due 04/17/2049		1,000	975

Total Sovereign Issues (Cost $20,177)			16,446

SHORT-TERM INSTRUMENTS 37.9%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		9,300	9,295
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		4,100	4,104

			13,399

COMMERCIAL PAPER 2.3%
Entergy Corp.
2.756% due 08/16/2018		4,100	4,086
2.757% due 09/04/2018		5,200	5,175
HP, Inc.
2.416% due 07/23/2018		1,500	1,498
Qualcomm, Inc.
2.320% due 07/24/2018		3,900	3,895
Rockwell Collins, Inc.
2.337% due 07/02/2018		3,000	3,000
Sempra Energy Holdings
2.567% due 07/26/2018		4,400	4,392
Southern Co.
2.415% due 07/10/2018		2,800	2,798
Thomson Reuters Corp.
2.491% due 07/16/2018		5,800	5,794
VW CR, Inc.
2.592% due 08/15/2018		3,800	3,788

			34,426

REPURCHASE AGREEMENTS (i) 34.1%			505,947

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (e)	ARS	480	16
25.600% due 07/18/2018 (e)		1,125	38
25.650% due 08/15/2018 (e)		1,250	41
25.800% due 08/15/2018 (e)		1,880	62
40.700% due 07/18/2018 (e)		2,340	79

			236

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (d)(e)		$800	787
25.800% due 09/19/2018 (d)(e)	ARS	926	29

			816

GREECE TREASURY BILLS 0.4%
1.005% due 10/05/2018 - 03/15/2019 (c)(d)	EUR	5,200	6,047

U.S. TREASURY BILLS 0.1%
1.858% due 08/02/2018 (d)(e)(m)		$644	643

Total Short-Term Instruments (Cost $561,864)			561,514

Total Investments in Securities (Cost $1,537,172)			1,540,158

	SHARES
INVESTMENTS IN AFFILIATES 11.0%
SHORT-TERM INSTRUMENTS 11.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short Asset Portfolio		15,103,801	151,129
PIMCO Short-Term Floating NAV Portfolio III		1,259,671	12,453

Total Short-Term Instruments (Cost $163,562)			163,582

Total Investments in Affiliates (Cost $163,562)			163,582

Total Investments 114.9% (Cost $1,700,734)			$1,703,740
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $13,578)			(626)
Other Assets and Liabilities, net (14.9)%			(220,324)

Net Assets 100.0%			$1,482,790

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.220%	06/29/2018	07/02/2018	$370,100	U.S. Treasury Notes 1.125% - 2.375% due 02/28/2019 - 04/15/2021	$(377,384)	$370,100	$370,169
FICC	1.500	06/29/2018	07/02/2018	147	U.S. Treasury Notes 2.125% due 08/15/2021	(154)	147	147
NOM	1.950	06/29/2018	07/02/2018	10,600	U.S. Treasury Bonds 3.000% due 11/15/2044	(10,794)	10,600	10,602
RDR	2.070	06/28/2018	07/05/2018	75,000	U.S. Treasury Notes 1.250% - 2.125% due 04/30/2019 - 05/15/2025	(76,520)	75,000	75,017
	2.220	06/29/2018	07/02/2018	50,100	U.S. Treasury Notes 1.000% due 11/15/2019	(51,148)	50,100	50,109

Total Repurchase Agreements						$(516,000)	$505,947	$506,044

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,550) at a weighted average interest rate of 1.529%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.750	08/24/2018	832	$832	$7	$1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.500	08/24/2018	1,597	1,597	14	2
Call - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	200.000	08/24/2018	404	404	3	0

Total Purchased Options					$24	$3

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,390	$	825,126	$(3,056)	$0	$0
90-Day Eurodollar March Futures	03/2019	2,730		663,663	(1,783)	0	0
90-Day Eurodollar September Futures	09/2020	604		146,508	(125)	0	(23)
E-mini S&P 500 Index September Futures	09/2018	735		100,019	(2,246)	77	0
Euro STOXX 50 September Futures	09/2018	1,250	EUR	49,500	(905)	584	(496)
Euro-Bobl September Futures	09/2018	121		18,676	87	9	(6)
Euro-Bund 10-Year Bond September Futures	09/2018	583		110,668	993	170	0
FTSE 100 Index September Futures	09/2018	298	GBP	29,896	(173)	218	0
Nikkei 225 Index September Futures	09/2018	198	JPY	19,873	(316)	134	(49)
U.S. Treasury 5-Year Note September Futures	09/2018	432	$	49,083	188	0	(10)
U.S. Treasury 10-Year Note September Futures	09/2018	1,597		191,939	1,376	0	0

					$(5,960)	$1,192	$(584)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,390	$	(822,372)	$3,481	$85	$0
90-Day Eurodollar March Futures	03/2020	2,730		(662,162)	1,794	102	0
90-Day Eurodollar September Futures	09/2021	604		(146,523)	(2)	15	0
Australia Government 10-Year Bond September Futures	09/2018	262	AUD	(25,082)	(339)	30	(20)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	342	EUR	(61,721)	(546)	0	(271)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	404	$	(64,463)	(2,341)	25	0
United Kingdom Long Gilt September Futures	09/2018	115	GBP	(18,677)	(248)	43	0

					$1,799	$300	$(291)

Total Futures Contracts					$(4,161)	$1,492	$(875)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	19,980	$57	$(185)	$(128)	$0	$(6)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		10,600	29	(98)	(69)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		14,500	38	(133)	(95)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$542,500	(1,613)	3,478	1,865	19	0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		36,700	(330)	333	3	0	0
Pay(1)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		356,900	(173)	(162)	(335)	5	0
Receive(1)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		357,400	176	(3)	173	71	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		38,700	(1,682)	85	(1,597)	0	(22)
Pay(1)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		148,000	138	(1,359)	(1,221)	0	(87)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		130,800	7,220	301	7,521	85	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,300	(8)	120	112	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		9,820	392	476	868	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,100	88	102	190	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		3,400	190	203	393	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		16,200	(186)	769	583	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		158,200	10,099	(675)	9,424	132	0
Receive(1)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		19,500	0	56	56	21	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		1,800	(80)	163	83	2	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		900	0	76	76	1	0
Receive(1)	3-Month USD-LIBOR	3.070	Semi-Annual	09/26/2048		49,200	233	(1,110)	(877)	94	0
Receive(1)	3-Month USD-LIBOR	3.080	Semi-Annual	12/14/2048		5,600	0	(106)	(106)	11	0
Receive(1)	3-Month USD-LIBOR	2.620	Semi-Annual	04/23/2049		1,600	0	121	121	3	0
Receive(1)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,900	0	(14)	(14)	9	0
Receive(1)	3-Month USD-LIBOR	2.625	Semi-Annual	05/30/2049		1,500	0	112	112	3	0
Receive(1)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		7,300	0	(23)	(23)	14	0
Pay(1)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	55,700	(82)	366	284	76	0
Pay(1)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		16,300	(13)	313	300	22	0
Receive(1)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		105,300	(52)	(448)	(500)	0	(212)
Receive(1)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		77,300	(26)	(548)	(574)	0	(157)
Pay(1)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		20,900	(83)	195	112	83	0
Pay(1)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		116,900	(32)	436	404	231	0
Receive(1)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		7,800	178	(199)	(21)	0	(74)
Pay(1)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	320,100	604	(206)	398	0	(29)
Receive(1)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		320,700	316	282	598	4	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		14,100	(810)	201	(609)	1	0
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,400	149	(102)	47	11	0
Receive(1)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		6,000	(74)	(83)	(157)	0	(2)
Receive(1)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		11,600	(143)	(164)	(307)	0	(4)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,600	(306)	1	(305)	0	(7)
Pay(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	37,310,000	1,057	123	1,180	13	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		14,850,000	(299)	(214)	(513)	0	(30)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		1,610,000	(97)	(28)	(125)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,060,000	830	(27)	803	0	(7)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	6	4	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,750	5	(26)	(21)	0	(2)

Total Swap Agreements							$15,708	$2,405	$18,113	$940	$(646)

(k)	Securities with an aggregate market value of $29,646 and cash of $3,472 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	700	$	851	$26	$0
BOA	07/2018	BRL	12,309		3,192	16	0
	07/2018	CLP	775,445		1,228	41	0
	07/2018	$	16,572	AUD	22,449	41	0
	07/2018		3,256	BRL	12,309	0	(80)
	07/2018		12,199	EUR	10,424	0	(26)
	07/2018		9,186	PLN	34,382	0	(6)
	07/2018		2,020	RUB	125,937	0	(18)
	08/2018	ARS	1,880	$	87	25	0
	08/2018	AUD	22,449		16,573	0	(42)
	08/2018	BRL	12,309		3,246	82	0
	08/2018	CZK	69,425		3,310	181	0
	08/2018	HUF	154,760		577	27	0
	08/2018	ILS	13,921		3,889	74	0
	08/2018	$	7,876	RUB	489,666	0	(122)
	08/2018		5,174	ZAR	71,050	0	(18)
	09/2018	ARS	926	$	42	12	0
	09/2018	HKD	27,184		3,473	3	0
	09/2018	SGD	30,193		22,738	541	0
	09/2018	THB	42,147		1,317	42	0
	10/2018	PLN	34,382		9,199	6	0
BPS	07/2018	ARS	70,725		2,577	131	0
	07/2018	CAD	3,278		2,492	0	(2)
	07/2018	CLP	4,368,157		6,857	171	0
	07/2018	JPY	15,322,288		141,077	2,683	0
	07/2018	$	5,161	ARS	141,450	3	(297)
	08/2018	ARS	1,250	$	58	17	0
	08/2018	HUF	815,018		3,142	246	0
	09/2018	INR	601,851		8,796	98	0
	09/2018	THB	60,963		1,905	61	0
	09/2018	$	2,806	CNY	18,343	0	(51)
	12/2018	JPY	1,760,000	$	16,039	0	(58)
BRC	08/2018	$	2,016	MXN	38,444	0	(97)
CBK	07/2018	CAD	91,190	$	69,952	588	0
	07/2018	COP	5,223,531		1,823	42	0
	07/2018	GBP	120,209		159,298	652	0
	07/2018	PLN	2,625		712	11	0
	07/2018	$	10	ARS	261	0	(1)
	07/2018		1,299	CLP	820,098	0	(44)
	07/2018		1,773	COP	5,223,531	8	0
	07/2018		2,509	DKK	15,057	0	(149)
	07/2018		2,792	TRY	13,365	95	0
	08/2018	CZK	8,592	$	393	5	0
	08/2018	ILS	1,391		387	5	0
	08/2018	RUB	46,879		744	2	0
	08/2018	$	4,664	MXN	95,912	138	(13)
	08/2018		14,240	TRY	64,699	0	(442)
	09/2018	COP	5,223,531	$	1,768	0	(8)
	12/2018	JPY	2,980,000		27,184	0	(72)
	12/2018	$	42,950	JPY	4,740,000	403	0
	03/2019	EUR	1,900	$	2,418	153	0
DUB	07/2018	ARS	36,144		1,247	0	(3)
	07/2018	$	1,296	ARS	36,144	0	(46)
FBF	07/2018	AUD	13,013	$	9,724	94	0
	07/2018	PLN	2,503		684	16	0
	08/2018	CZK	12,282		570	16	0
	09/2018	INR	89,228		1,285	0	(5)
	10/2018	EUR	1,300		1,617	88	0
GLM	07/2018	AUD	9,212		6,920	103	0
	07/2018	CHF	33,970		34,325	25	(2)
	07/2018	EUR	4,982		5,811	11	(18)
	07/2018	GBP	3,897		5,197	54	0
	07/2018	NOK	58,400		7,175	4	0
	07/2018	$	7,211	CAD	9,600	91	0
	07/2018		2,117	CHF	2,091	0	(5)
	07/2018		8,317	CLP	5,397,733	0	(56)
	07/2018		2,182	EUR	1,868	0	(1)
	07/2018		1,114	GBP	827	0	(22)
	07/2018		12,158	RUB	759,036	0	(88)
	08/2018		219	MXN	4,356	0	(1)
	08/2018		1,074	RUB	67,355	0	(7)
	09/2018	CLP	5,397,733	$	8,317	56	0
	09/2018	KRW	5,284,213		4,904	148	0
	09/2018	MYR	6,736		1,661	0	(4)
	09/2018	TWD	104,579		3,527	79	0
	09/2018	$	9,002	CNH	57,550	0	(351)
HUS	07/2018	ARS	1,612	$	76	21	0
	07/2018	CLP	531,115		848	35	0
	07/2018	PLN	872		249	16	0
	07/2018	RUB	44,784		720	8	0
	07/2018	$	9	ARS	226	0	(1)
	07/2018		61,715	CAD	82,111	744	0
	08/2018	ARS	480	$	22	6	0
	08/2018	CAD	82,111		61,749	0	(743)
	08/2018	RUB	596,868		9,550	98	0
	09/2018	HKD	28,477		3,633	0	(1)
	09/2018	INR	127,077		1,841	5	0
	09/2018	THB	42,917		1,326	27	0
	09/2018	TWD	1,071,042		36,066	750	0
	09/2018	$	3,659	CNY	23,471	0	(135)
	01/2021	BRL	3,920	$	604	0	(295)
IND	07/2018	TRY	15,296		3,337	33	0
JPM	07/2018	AUD	224		169	3	0
	07/2018	CAD	521		402	6	0
	07/2018	CLP	543,114		858	27	0
	07/2018	EUR	1,767		2,065	8	(6)
	07/2018	NZD	5,793		4,005	82	0
	07/2018	TRY	33,553		7,277	29	0
	07/2018	$	32,173	CHF	31,879	18	0
	07/2018		3,192	DKK	20,100	0	(42)
	07/2018		663	NOK	5,496	12	0
	08/2018	CHF	31,879	$	32,255	0	(17)
	08/2018	CZK	8,252		373	1	0
	08/2018	$	3,868	ZAR	52,632	7	(57)
	09/2018	IDR	24,182,015	$	1,705	34	0
	09/2018	SGD	2,761		2,049	19	0
	09/2018	THB	6,564		206	7	0
	03/2019	EUR	7,264		8,670	18	0
MSB	07/2018	ARS	1,595		57	2	0
	07/2018	BRL	12,309		3,358	182	0
	07/2018	JPY	1,720,400		15,564	25	0
	07/2018	PLN	24,710		7,271	674	0
	07/2018	$	3,192	BRL	12,309	0	(16)
	09/2018	INR	43,552	$	630	1	0
	09/2018	MYR	133,678		33,386	345	0
	09/2018	THB	360,116		11,335	441	0
	09/2018	$	1,268	CNY	8,149	0	(44)
	11/2018	EUR	1,300	$	1,583	51	0
NGF	07/2018	ARS	745		26	1	0
RBC	08/2018	$	3,567	TRY	16,380	0	(74)
RYL	07/2018	PLN	3,672	$	1,011	30	0
	07/2018	$	1,087	NOK	8,830	0	(3)
	08/2018	RUB	78,744	$	1,265	18	0
	09/2018	HKD	5,342		682	1	0
	09/2018	THB	24,546		741	0	(2)
SCX	07/2018	DKK	41,777		6,548	0	0
	07/2018	EUR	40,339		46,731	0	(377)
	07/2018	SEK	89,982		10,105	59	0
	07/2018	$	1,031	DKK	6,620	6	0
	07/2018		5,405	NOK	44,074	6	0
	07/2018		4,429	NZD	6,494	0	(31)
	08/2018	NOK	44,074	$	5,412	0	(6)
	08/2018	NZD	6,494		4,429	31	0
	08/2018	$	10,128	SEK	89,982	0	(60)
	08/2018		1,380	ZAR	17,463	0	(113)
	09/2018	KRW	58,441,471	$	54,370	1,769	0
	09/2018	SGD	3,074		2,298	38	0
	10/2018	$	6,596	DKK	41,777	0	(1)
SOG	07/2018	NZD	701	$	487	12	0
	07/2018	$	10,099	SEK	89,982	0	(53)
	09/2018	TWD	178,587	$	5,963	74	0
SSB	07/2018	$	40,506	EUR	34,796	129	0
	08/2018	EUR	34,796	$	40,596	0	(127)
	09/2018	KRW	1,216,545		1,095	0	0
	09/2018	SGD	4,738		3,538	55	0
TOR	07/2018	$	155,117	JPY	17,042,688	0	(1,184)
	08/2018	JPY	17,042,688	$	155,435	1,196	0
UAG	07/2018	$	163,006	GBP	123,279	0	(308)
	08/2018	GBP	123,279	$	163,237	317	0
	08/2018	$	3,039	ZAR	41,108	0	(56)
	09/2018	HKD	309,249	$	39,488	22	0
	09/2018	INR	17,655		258	3	0
	09/2018	KRW	5,898,953		5,460	150	0
	09/2018	MYR	1,693		424	6	0
	09/2018	PHP	41,009		772	9	0
	09/2018	TWD	214,602		7,170	95	(1)
	09/2018	$	1,686	IDR	24,014,027	0	(27)

Total Forward Foreign Currency Contracts						$15,176	$(5,935)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	1,667	$24	$17
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$1,679	19	0

							$43	$17

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	14,300	$376	$102
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	24,100	1,226	589
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	10,100	267	98
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	222,900	322	22
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		147,500	155	49
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	15,300	408	135
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	$	681,700	2,468	2,614
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		121,400	689	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		60,000	331	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		8,750	421	237
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		24,000	965	862

								$7,628	$4,711

Total Purchased Options								$7,671	$4,728

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$10,760	$(184)	$(178)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	5,600	(180)	(188)
	Call - OTC USD versus TRY		4.900	11/14/2018		$6,700	(184)	(247)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	1,429	(24)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$10,760	(146)	(145)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		1,439	(21)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		10,760	(117)	(6)

							$(856)	$(765)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$120,200	$(1,250)	$(1,963)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	29,500	(155)	(45)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	681,700	(3,204)	(3,440)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	174,600	(967)	(959)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	44,000	(466)	(668)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	26,100	(689)	(6)

							$(6,731)	$(7,081)

Options on Equity Repurchase Agreements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)«	04/30/2019	$31,500	$(31)	$(31)

				$(31)	$(31)

Total Written Options				$(7,618)	$(7,877)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$6,461	$(1,342)	$836	$0	$(506)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	13,700	1,858	(845)	1,013	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	12,923	(2,717)	1,705	0	(1,012)

						$(2,201)	$1,696	$1,013	$(1,518)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	62,400	$(6)	$382	$376	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	RALVEIET Index	1,057,325	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	$124,511	$0	$(3,801)	$0	$(3,801)
	Receive	RALVEIET Index	258,565	1-Month USD-LIBOR plus a specified spread	Monthly	10/25/2018	29,551	0	(83)	0	(83)
	Pay	S&P 500 Total Return Index	46,632	1-Month USD-LIBOR plus a specified spread	Monthly	12/14/2018	255,048	0	5,767	5,767	0
	Pay	S&P 500 Total Return Index	11,379	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	62,236	0	1,407	1,407	0
	Pay	S&P 500 Total Return Index	23,156	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	126,571	0	2,773	2,773	0
CBK	Receive	RALVEIUT Index	3,323,161	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	516,751	0	(4,233)	0	(4,233)
	Pay	NDUEEGF Index	31,433	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	15,300	0	3	3	0
DUB	Receive	RALVEIUT Index	1,090,742	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	169,610	0	(1,379)	0	(1,379)
FBF	Receive	RALVEIIT Index	2,745,860	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	375,057	0	(3,539)	0	(3,539)
	Receive	RALVEIIT Index	1,451,504	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	196,432	0	(265)	0	(265)
	Pay	NDUEEGF Index	84,325	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	42,622	0	1,620	1,620	0
GST	Receive	RALVEIET Index	581,037	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	68,423	0	(2,097)	0	(2,097)
	Pay	NDUEEGF Index	34,845	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	17,800	0	856	856	0
	Receive	RALVEIET Index	479,245	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	74,400	0	(487)	0	(487)
JPM	Receive	RALVEIET Index	187,847	1-Month USD-LIBOR plus a specified spread	Monthly	11/28/2018	21,469	0	(53)	0	(53)
	Receive	RALVEIET Index	1,238,684	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	145,201	0	(3,778)	0	(3,778)
	Receive	RALVEIIT Index	1,797,985	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	245,587	0	(2,313)	0	(2,313)
MEI	Pay	NDDUWXUS Index	53,275	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	316,266	0	555	555	0
	Pay	NDDUWXUS Index	22,039	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	133,050	0	2,320	2,320	0
MYI	Receive	RALVEIUT Index	866,794	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	134,786	0	(1,104)	0	(1,104)
	Pay	S&P 500 Total Return Index	1,960	1-Month USD-LIBOR plus a specified spread	Monthly	01/15/2019	10,720	0	242	242	0
	Receive	RALVEIIT Index	534,681	1-Month USD-LIBOR plus a specified spread	Monthly	02/21/2019	72,358	0	(93)	0	(93)
SOG	Receive	RALVEIET Index	58,328	1-Month USD-LIBOR plus a specified spread	Monthly	05/08/2019	7,900	0	(2)	0	(2)
UAG	Receive	RALVEIET Index	605,554	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	69,209	0	(170)	0	(170)
	Pay	NDUEEGF Index	313,369	1-Month USD-LIBOR plus a specified spread	Monthly	01/29/2019	152,532	0	351	351	0

								$0	$(7,503)	$15,894	$(23,397)

Total Swap Agreements								$(2,207)	$(5,425)	$17,283	$(24,915)

(m)

Securities with an aggregate market value of $25,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,011	$0	$6,011
Corporate Bonds & Notes
Banking & Finance	0	79,847	0	79,847
Industrials	0	19,728	0	19,728
Utilities	0	19,003	0	19,003
Municipal Bonds & Notes
Illinois	0	2,355	0	2,355
U.S. Government Agencies	0	188,381	3,282	191,663
U.S. Treasury Obligations	0	462,765	0	462,765
Non-Agency Mortgage-Backed Securities	0	62,330	0	62,330
Asset-Backed Securities	0	118,496	0	118,496
Sovereign Issues	0	16,446	0	16,446
Short-Term Instruments
Certificates of Deposit	0	13,399	0	13,399
Commercial Paper	0	34,426	0	34,426
Repurchase Agreements	0	505,947	0	505,947
Short-Term Notes	0	236	0	236
Argentina Treasury Bills	0	816	0	816
Greece Treasury Bills	0	6,047	0	6,047
U.S. Treasury Bills	0	643	0	643
	$0	$1,536,876	$3,282	$1,540,158

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163,582	$0	$0	$163,582

Total Investments	$163,582	$1,536,876	$3,282	$1,703,740

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,492	943	0	2,435
Over the counter	0	37,187	0	37,187
	$1,492	$38,130	$0	$39,622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(875)	(646)	0	(1,521)
Over the counter	0	(38,696)	(31)	(38,727)

	$(875)	$(39,342)	$(31)	$(40,248)

Total Financial Derivative Instruments	$617	$(1,212)	$(31)	$(626)

Totals	$164,199	$1,535,664	$3,251	$1,703,114

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 «		$800	$799

Total Loan Participations and Assignments (Cost $800)			799

CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		800	805
4.625% due 10/30/2020		400	408
Air Lease Corp.
4.750% due 03/01/2020		300	306
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	500	624
Ally Financial, Inc.
3.500% due 01/27/2019		$600	600
3.750% due 11/18/2019		300	300
4.250% due 04/15/2021		100	100
8.000% due 11/01/2031		800	956
American Honda Finance Corp.
2.713% (US0003M + 0.350%) due 11/05/2021 ~		20	20
American Tower Corp.
2.800% due 06/01/2020		875	868
3.450% due 09/15/2021		200	199
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(f)	EUR	1,400	1,704
7.000% due 02/19/2019 •(g)(f)		1,200	1,436
Bank of America Corp.
5.875% due 03/15/2028 •(f)		$6,580	6,440
Bank of Ireland
7.375% due 06/18/2020 •(g)(f)	EUR	2,660	3,339
Barclays PLC
6.500% due 09/15/2019 •(g)(f)		1,300	1,566
7.000% due 09/15/2019 •(g)(f)	GBP	700	946
8.000% due 12/15/2020 •(g)(f)	EUR	700	907
8.250% due 12/15/2018 •(g)(f)		$800	814
BRFkredit A/S
2.500% due 10/01/2047	DKK	93	15
Cargill-Lloyds
0.000% due 09/05/2018 (h)		$5,000	5,001
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(f)	EUR	4,100	5,126
6.625% due 06/29/2021 •(g)(f)		3,000	3,948
Corp. Andina de Fomento
3.950% due 10/15/2021 (e)	MXN	125,267	6,136
Credit Suisse Group AG
3.869% due 01/12/2029 •		$280	264
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		11,550	11,507
Deutsche Bank AG
4.250% due 10/14/2021		49,600	48,869
Dexia Credit Local S.A.
2.375% due 09/20/2022		1,200	1,163
Erste Group Bank AG
8.875% due 10/15/2021 •(g)(f)	EUR	200	274
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		$200	199
2.943% due 01/08/2019		100	100
3.156% (US0003M + 0.830%) due 03/12/2019 ~		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		700	694
3.582% (US0003M + 1.270%) due 10/04/2019 ~		100	101
4.408% (US0003M + 2.060%) due 01/15/2019 ~		300	303
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		9,000	8,790
3.541% (US0003M + 1.200%) due 09/15/2020 ~		49,000	49,751
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	400	682
ING Bank NV
2.625% due 12/05/2022		$14,700	14,385
International Lease Finance Corp.
5.875% due 04/01/2019		100	102

6.250% due 05/15/2019		600	615
7.125% due 09/01/2018		21,600	21,742
8.250% due 12/15/2020		900	993
Intesa Sanpaolo SpA
6.500% due 02/24/2021		1,900	1,970
LeasePlan Corp. NV
2.875% due 01/22/2019		500	499
Lloyds Banking Group PLC
3.000% due 02/04/2019 (h)		5,461	5,439
3.000% due 10/11/2019 (h)		6,100	6,095
3.130% (US0003M + 0.800%) due 06/21/2021 ~		7,100	7,101
3.536% due 09/04/2019 (h)		5,000	5,001
3.536% due 09/02/2020 (h)		5,000	5,000
3.536% due 09/02/2021 (h)		5,000	5,000
6.375% due 06/27/2020 •(g)(f)	EUR	700	872
7.000% due 06/27/2019 •(g)(f)	GBP	1,800	2,426
Nationwide Building Society
6.875% due 06/20/2019 •(g)(f)		2,900	3,916
Navient Corp.
4.875% due 06/17/2019		$1,250	1,258
5.500% due 01/15/2019		21,675	21,876
5.875% due 03/25/2021		200	204
8.000% due 03/25/2020		200	212
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	32	5
Nykredit Realkredit A/S
2.500% due 10/01/2047		191	31
Realkredit Danmark A/S
2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,687
4.519% due 06/25/2024 •		6,900	6,910
7.500% due 08/10/2020 •(g)(f)		1,592	1,627
8.625% due 08/15/2021 •(g)(f)		1,930	2,056
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	8,530	10,094
Springleaf Finance Corp.
5.250% due 12/15/2019		$1,400	1,421
Toronto-Dominion Bank
2.250% due 03/15/2021		600	587
UBS AG
2.450% due 12/01/2020		300	294
2.639% due 12/07/2018 •		31,000	31,029
2.901% due 06/08/2020 •		31,500	31,603

			366,425

INDUSTRIALS 0.7%
Allergan Finance LLC
3.250% due 10/01/2022		300	292
Allergan Funding SCS
3.000% due 03/12/2020		5,000	4,977
Allergan Sales LLC
5.000% due 12/15/2021		2,600	2,692
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,649
7.750% due 05/15/2022		$800	777
AP Moller - Maersk A/S
2.550% due 09/22/2019		200	198
BAT Capital Corp.
2.945% due 08/14/2020 •		9,400	9,434
BAT International Finance PLC
2.750% due 06/15/2020		200	198
Baxalta, Inc.
2.875% due 06/23/2020		400	396
D.R. Horton, Inc.
3.750% due 03/01/2019		200	201
Daimler Finance North America LLC
2.250% due 09/03/2019		500	495
Dell International LLC
3.480% due 06/01/2019		2,800	2,808
DISH DBS Corp.
7.875% due 09/01/2019		100	104
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		7,300	7,299
eBay, Inc.
2.750% due 01/30/2023		5,500	5,302
3.229% (US0003M + 0.870%) due 01/30/2023 ~		3,500	3,518
EMD Finance LLC
2.950% due 03/19/2022		80	78
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		10,500	10,501
Energy Transfer Partners LP
5.750% due 09/01/2020		300	312
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		800	803

ERAC USA Finance LLC
2.800% due 11/01/2018		200	200
5.250% due 10/01/2020		100	104
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~		490	492
Hyundai Capital America
1.750% due 09/27/2019		300	294
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	693
Japan Tobacco, Inc.
2.100% due 07/23/2018		200	200
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		500	517
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		400	382
NXP BV
4.125% due 06/15/2020		100	101
Ryder System, Inc.
2.450% due 09/03/2019		500	497
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		300	314
Sky PLC
2.625% due 09/16/2019		600	596
Solvay Finance America LLC
3.400% due 12/03/2020		100	100
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~		100	100
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		244	242
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		100	103
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020		200	193
Time Warner Cable LLC
5.000% due 02/01/2020		1,200	1,225
8.250% due 04/01/2019		500	519
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		200	203
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,125	2,371
VMware, Inc.
2.950% due 08/21/2022		1,980	1,901
3.900% due 08/21/2027		1,900	1,757
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		4,281	4,247
2.450% due 11/20/2019		1,500	1,484
Wind Tre SpA
2.625% due 01/20/2023	EUR	300	295

			73,164

UTILITIES 1.3%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		$15,900	15,973
3.298% (US0003M + 0.950%) due 07/15/2021 ~		25,500	25,754
5.000% due 03/01/2021		400	415
5.150% due 02/15/2050		10,100	9,452
5.300% due 08/15/2058		3,100	2,895
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		4,600	4,612
Enable Midstream Partners LP
2.400% due 05/15/2019		200	199
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	670	685
4.625% due 10/15/2018	EUR	4,270	5,041
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$200	204
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		19,360	19,400
Petrobras Global Finance BV
4.375% due 05/20/2023		1,900	1,780
5.299% due 01/27/2025		7,588	7,021
5.999% due 01/27/2028		20,781	18,843
6.250% due 12/14/2026	GBP	1,300	1,737
6.625% due 01/16/2034		100	129
7.375% due 01/17/2027		$16,900	16,921
8.750% due 05/23/2026		100	108
Plains All American Pipeline LP
2.600% due 12/15/2019		300	297

Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	4,100	4,103

		135,569

Total Corporate Bonds & Notes (Cost $585,600)		575,158

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	120	119
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	467	459
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	222	220
2.441% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~	202	202
2.531% (LIBOR01M + 0.440%) due 05/25/2036 ~	47	47
2.536% (LIBOR01M + 0.445%) due 02/25/2037 ~	384	383
2.664% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	951	965
2.965% (H15T1Y + 1.715%) due 11/01/2033 ~	19	20
3.018% (H15T1Y + 1.768%) due 10/01/2033 ~	3	3
3.216% (US0001M + 1.341%) due 04/01/2032 ~	21	21
3.253% (H15T1Y + 1.720%) due 02/01/2034 ~	15	16
3.275% (H15T1Y + 1.400%) due 02/01/2032 ~	5	5
3.375% (H15T1Y + 2.214%) due 09/01/2034 ~	7	8
3.410% (US0006M + 1.306%) due 04/01/2027 ~	35	36
3.475% (US0006M + 1.875%) due 04/01/2033 ~	210	219
3.566% due 05/25/2035 ~	18	19
4.138% (US0012M + 1.629%) due 05/01/2035 ~	142	150
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	47	49
4.312% (US0012M + 1.730%) due 05/01/2036 ~	18	19
4.610% (US0012M + 2.235%) due 04/01/2035 ~	87	92
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	23	25
6.500% due 06/25/2028	33	35
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048	928,680	923,579
4.000% due 07/01/2048 - 09/01/2048	977,800	995,233
Freddie Mac
2.000% (LIBOR01M + 0.040%) due 12/25/2036 ~	196	196
2.343% (LIBOR01M + 0.270%) due 01/15/2037 ~	9	9
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	188	188
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~	441	436
2.577% (12MTA + 1.200%) due 02/25/2045 ~	770	772
2.835% (12MTA + 1.400%) due 07/25/2044 ~	158	159
3.249% (US0012M + 1.500%) due 09/01/2036 ~	70	73
3.428% (US0012M + 1.686%) due 10/01/2036 ~	48	51
3.515% (US0006M + 1.744%) due 07/01/2036 ~	86	90
3.569% (H15T1Y + 2.218%) due 01/01/2034 ~	251	265
3.782% (US0012M + 2.032%) due 01/01/2034 ~	230	244
4.002% (US0012M + 1.763%) due 06/01/2033 ~	150	158
4.500% due 07/15/2020	186	188
6.500% due 01/25/2028	14	15
7.000% due 10/15/2030	32	36
Ginnie Mae
2.485% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	27	27
2.750% (H15T1Y + 1.500%) due 07/20/2035 ~	17	18
2.796% (US0001M + 0.820%) due 01/20/2060 ~	23,856	24,074
3.125% (H15T1Y + 1.500%) due 12/20/2035 ~	488	506

Total U.S. Government Agencies (Cost $1,940,588)		1,949,429

U.S. TREASURY OBLIGATIONS 104.8%
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2019 (l)	212,119	210,904
0.125% due 04/15/2020 (j)(l)	966,290	956,179
0.125% due 04/15/2021 (j)	531,602	523,561
0.125% due 01/15/2022 (l)(n)	29,089	28,599
0.125% due 04/15/2022 (l)	56,221	55,082
0.125% due 07/15/2022 (l)	134,234	132,036
0.125% due 07/15/2024	247,518	240,679
0.125% due 07/15/2026	207,898	199,225
0.250% due 01/15/2025 (j)	556,989	541,908
0.375% due 07/15/2023 (j)	360,433	357,260
0.375% due 07/15/2025	185,107	181,902
0.375% due 01/15/2027 (n)	22,436	21,804
0.500% due 01/15/2028 (j)	435,994	426,633
0.625% due 07/15/2021 (l)	283,893	285,023
0.625% due 04/15/2023	64,000	63,905
0.625% due 01/15/2024	258,214	257,950
0.625% due 01/15/2026 (j)	643,762	640,434
0.625% due 02/15/2043	46,969	44,501
0.750% due 02/15/2042	122,505	119,731
0.750% due 02/15/2045	110,961	107,764
0.875% due 02/15/2047	227,616	227,858
1.000% due 02/15/2046	173,441	178,815
1.000% due 02/15/2048	102,692	106,244
1.250% due 07/15/2020 (j)(l)	254,152	258,333
1.375% due 01/15/2020 (l)	201,443	203,750
1.375% due 02/15/2044	397,191	443,839

1.750% due 01/15/2028 (j)	276,659	302,399
1.875% due 07/15/2019 (l)	13,587	13,809
2.000% due 01/15/2026	209,315	229,397
2.125% due 02/15/2040	115,920	145,866
2.125% due 02/15/2041	32,816	41,591
2.375% due 01/15/2025 (j)	680,662	754,948
2.375% due 01/15/2027	102,401	116,489
2.500% due 01/15/2029	419,188	492,934
3.375% due 04/15/2032	52,843	70,605
3.625% due 04/15/2028 (j)	822,826	1,045,452
3.875% due 04/15/2029 (j)	468,737	618,409
U.S. Treasury Notes
1.875% due 02/28/2022 (j)	48,800	47,440
1.875% due 04/30/2022	1,200	1,164
1.875% due 07/31/2022 (j)(l)	129,190	125,054
2.125% due 12/31/2022 (j)	63,269	61,674
2.750% due 02/15/2024 (j)(n)	203,500	203,226

Total U.S. Treasury Obligations (Cost $11,096,999)		11,084,376

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
4.055% due 10/25/2035 ^~	654	621
4.099% due 08/25/2035 ~	486	482
Alliance Bancorp Trust
2.331% due 07/25/2037 •	6,214	5,456
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	575	486
2.301% due 10/25/2046 •	7,907	5,847
American Home Mortgage Investment Trust
3.998% due 09/25/2045 •	562	565
Banc of America Funding Trust
4.046% due 01/20/2047 ^~	268	259
5.753% due 10/25/2036 ^	227	209
5.837% due 01/25/2037 ^	186	172
5.888% due 04/25/2037 ^	156	139
Banc of America Mortgage Trust
3.643% due 11/25/2035 ^~	772	774
3.694% due 12/25/2034 ~	638	646
3.932% due 07/25/2035 ^~	583	549
BCAP LLC Trust
2.261% due 01/25/2037 ^•	1,690	1,607
3.456% due 04/26/2036 ~	4,424	3,754
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	68	66
3.604% due 02/25/2036 ^~	355	337
3.808% due 01/25/2034 ~	218	223
3.814% due 01/25/2034 ~	762	770
3.832% due 02/25/2034 ~	763	779
3.901% due 10/25/2035 ~	887	890
3.951% due 05/25/2047 ^~	1,243	1,127
3.977% due 11/25/2034 ~	91	93
4.137% due 07/25/2036 ^~	1,821	1,716
Bear Stearns ALT-A Trust
3.669% due 11/25/2036 ~	1,257	1,176
3.769% due 08/25/2036 ^~	389	301
3.781% due 05/25/2035 ~	58	59
3.791% due 09/25/2035 ~	84	69
3.911% due 08/25/2036 ^~	460	377
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	13,200	13,218
Chase Mortgage Finance Trust
3.480% due 12/25/2035 ^~	712	690
3.841% due 02/25/2037 ~	86	86
3.885% due 02/25/2037 ~	62	63
ChaseFlex Trust
2.591% due 06/25/2035 •	333	195
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.271% due 07/25/2036 •	392	385
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033	510	524
Citigroup Mortgage Loan Trust
3.668% due 07/25/2046 ^~	995	935
3.712% due 09/25/2037 ^~	395	383
4.490% due 05/25/2035 •	334	336
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	132	133
3.890% due 09/25/2035 •	337	330
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	398	401
Countrywide Alternative Loan Trust
2.201% due 06/25/2046 •	1,160	1,111
2.261% due 01/25/2037 ^•	187	182
2.264% due 02/20/2047 ^•	94	78
2.279% due 12/20/2046 ^•	5,403	4,576
2.294% due 03/20/2046 •	221	188

2.294% due 07/20/2046 ^•		5,024	3,715
2.404% due 11/20/2035 •		664	623
2.558% due 12/25/2035 •		1,051	965
2.791% due 10/25/2035 ^•		160	137
3.695% due 02/25/2037 ^~		3,581	3,491
5.500% due 11/25/2035		51	48
6.000% due 01/25/2037 ^		2,445	2,113
6.000% due 02/25/2037 ^		90	65
6.500% due 08/25/2032		349	361
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% due 04/25/2035 •		483	467
3.325% due 02/20/2036 ^~		97	84
3.433% due 03/25/2037 ^~		250	228
3.442% due 04/20/2036 ^~		206	190
3.480% due 04/20/2035 ~		87	87
3.494% due 04/25/2035 ^~		372	345
3.519% due 11/25/2034 ~		14	14
3.523% due 02/25/2047 ^~		283	256
3.538% due 01/20/2035 ~		47	47
3.636% due 11/20/2034 ~		177	177
3.686% due 01/20/2035 ~		144	145
4.074% due 11/19/2033 ~		36	37
5.500% due 11/25/2035 ^		181	164
5.500% due 04/25/2038		407	416
6.000% due 04/25/2036		2,047	1,757
Credit Suisse First Boston Mortgage Securities Corp.
3.677% due 04/25/2034 ~		56	57
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		475	248
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		219	98
Deutsche ALT-A Securities, Inc.
3.260% due 10/25/2035 ~		105	92
First Horizon Alternative Mortgage Securities Trust
3.420% due 09/25/2034 ~		225	224
4.023% due 06/25/2034 ~		478	476
6.000% due 02/25/2037		1,104	881
6.250% due 08/25/2037 ^		263	208
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~		553	466
GreenPoint Mortgage Funding Trust
2.531% due 06/25/2045 •		824	790
Grifonas Finance PLC
0.009% due 08/28/2039 •	EUR	208	218
GSR Mortgage Loan Trust
3.650% due 04/25/2035 ~		$101	101
3.657% due 11/25/2035 ~		65	66
3.718% due 11/25/2035 ^~		888	830
4.024% due 11/25/2035 ~		604	603
4.349% due 07/25/2035 ~		409	413
HarborView Mortgage Loan Trust
2.278% due 07/21/2036 •		506	448
2.325% due 03/19/2036 •		937	854
2.395% due 11/19/2035 •		1,138	1,079
2.424% due 06/20/2035 •		294	289
2.525% due 05/19/2035 •		9	9
2.585% due 01/19/2036 •		1,942	1,532
3.630% due 04/19/2034 ~		121	120
3.888% due 01/19/2035 ~		566	563
HomeBanc Mortgage Trust
3.616% due 04/25/2037 ^~		1,314	1,186
Impac CMB Trust
2.991% due 10/25/2033 •		186	184
IndyMac Mortgage Loan Trust
2.291% due 06/25/2046 •		2,238	1,930
2.371% due 07/25/2035 •		458	400
2.391% due 11/25/2035 ^•		216	167
2.391% due 06/25/2037 ^•		374	233
3.501% due 10/25/2035 ~		175	160
3.550% due 06/25/2036 ~		313	301
3.561% due 08/25/2036 ~		550	546
3.576% due 08/25/2035 ~		224	204
3.576% due 08/25/2035 ^~		179	163
3.658% due 12/25/2034 ~		108	108
3.703% due 10/25/2034 ~		541	551
3.721% due 01/25/2036 ^~		217	194
3.972% due 11/25/2035 ^~		25	24
4.022% due 11/25/2035 ^~		432	419
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		192	160
JPMorgan Mortgage Trust
3.363% due 10/25/2035 ^~		150	134
3.561% due 11/25/2035 ~		331	322
3.784% due 04/25/2035 ~		52	52

3.786% due 08/25/2035 ~	431	435
3.814% due 06/25/2035 ~	42	42
3.848% due 08/25/2035 ~	406	410
3.903% due 06/25/2036 ~	42	40
3.936% due 07/25/2035 ~	82	84
3.982% due 07/25/2035 ~	154	157
4.162% due 07/25/2035 ~	633	637
Lehman XS Trust
2.341% due 08/25/2037 •	7,194	7,018
Luminent Mortgage Trust
2.271% due 12/25/2036 ^•	979	890
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •	2,202	1,894
3.603% due 12/25/2033 ~	889	868
3.625% due 12/25/2033 ~	53	54
3.915% due 11/21/2034 ~	417	430
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	973	205
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	101	101
2.813% due 09/15/2030 •	51	51
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	182	178
2.553% due 06/15/2030 •	99	96
2.626% due 10/20/2029 •	73	74
2.933% due 08/15/2032 •	223	216
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •	580	549
2.947% due 03/25/2030 •	46	44
2.982% due 10/25/2035 •	451	433
3.147% due 11/25/2029 •	24	24
3.388% due 12/25/2035 ~	162	151
3.480% due 10/25/2035 •	380	386
3.515% due 05/25/2036 ~	178	174
3.537% due 02/25/2035 ~	397	403
3.575% due 12/25/2034 ~	529	533
3.679% due 02/25/2034 ~	1,532	1,541
3.842% due 09/25/2035 ^~	184	178
3.908% due 02/25/2033 ~	1,236	1,207
4.032% due 06/25/2037 ~	364	367
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	285	196
New York Mortgage Trust
3.796% due 05/25/2036 ^~	295	288
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.493% due 02/25/2036 ^~	160	142
5.820% due 03/25/2047	402	406
6.138% due 03/25/2047	372	376
Provident Funding Mortgage Loan Trust
3.893% due 04/25/2034 ~	27	27
4.027% due 08/25/2033 ~	614	621
Residential Accredit Loans, Inc. Trust
2.271% due 06/25/2046 •	3,192	1,411
2.371% due 12/25/2045 •	1,410	1,205
2.391% due 08/25/2035 •	102	90
2.918% due 09/25/2045 •	211	202
4.630% due 09/25/2035 ^~	195	179
Residential Asset Securitization Trust
2.491% due 05/25/2035 •	7,867	6,852
2.491% due 01/25/2046 ^•	74	38
5.000% due 08/25/2019	30	30
5.500% due 06/25/2033	126	128
6.250% due 10/25/2036 ^	862	820
Sequoia Mortgage Trust
2.284% due 07/20/2036 •	1,530	1,470
2.785% due 10/19/2026 •	29	30
2.844% due 10/20/2027 •	47	45
2.864% due 05/20/2034 •	598	581
2.884% due 10/20/2027 •	81	80
2.984% due 12/20/2032 •	86	84
Structured Adjustable Rate Mortgage Loan Trust
2.411% due 10/25/2035 •	776	760
2.958% due 01/25/2035 •	22	21
3.444% due 11/25/2035 ^~	165	154
3.522% due 09/25/2036 ^~	789	621
3.639% due 05/25/2036 ^~	381	365
3.689% due 09/25/2034 ~	15	15
3.726% due 08/25/2035 ~	136	137
3.756% due 02/25/2034 ~	321	324
3.763% due 09/25/2035 ~	762	689
3.915% due 04/25/2034 ~	9	9
3.967% due 10/25/2037 ^•	288	257
Structured Asset Mortgage Investments Trust
2.301% due 04/25/2036 •	956	885
2.301% due 05/25/2036 •	4,111	3,712
2.321% due 02/25/2036 •	386	351

2.335% due 07/19/2035 •		843	824
2.351% due 03/25/2037 •		186	138
2.401% due 12/25/2035 ^•		328	308
2.745% due 09/19/2032 •		169	165
2.745% due 10/19/2034 •		79	76
2.785% due 03/19/2034 •		218	218
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.876% due 01/25/2034 ~		21	21
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		1,230	124
Trinity Square PLC
1.936% due 07/15/2051 •	GBP	18,313	24,414
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •		$826	818
2.258% due 03/25/2047 ^•		5,734	5,171
2.284% due 12/25/2046 ^•		2,896	2,640
2.328% due 05/25/2047 •		835	797
2.538% due 06/25/2046 •		102	103
2.558% due 02/25/2046 •		750	751
2.641% due 07/25/2044 •		1,783	1,787
2.671% due 07/25/2045 •		27	27
2.758% due 11/25/2042 •		55	52
2.771% due 01/25/2045 •		1,101	1,096
2.867% due 01/25/2037 ^~		1,593	1,512
2.891% due 10/25/2044 •		358	355
2.958% due 06/25/2042 •		105	101
3.097% due 12/25/2036 ^~		1,004	961
3.136% due 04/25/2037 ^~		1,054	965
3.306% due 02/25/2037 ^~		2,402	2,228
3.315% due 08/25/2036 ^~		189	180
3.346% due 05/25/2037 ^~		2,069	1,758
3.359% due 09/25/2035 ~		354	363
3.389% due 02/25/2037 ^~		449	437
3.398% due 12/25/2035 ~		46	46
3.481% due 12/25/2035 ~		466	435
3.657% due 03/25/2035 ~		121	123
3.722% due 03/25/2034 ~		84	86
4.099% due 06/25/2033 ~		428	433
Washington Mutual Mortgage Pass-Through Certificates Trust
2.528% due 05/25/2046 •		1,730	1,518
6.500% due 08/25/2035		323	282
Wells Fargo Mortgage-Backed Securities Trust
3.604% due 10/25/2036 ~		44	44
3.652% due 10/25/2035 ~		865	850
3.654% due 03/25/2036 ~		122	124
3.705% due 06/25/2035 ~		87	89
3.740% due 01/25/2035 ~		274	277
3.773% due 04/25/2036 ~		222	221
3.784% due 01/25/2035 ~		599	620
3.881% due 04/25/2036 ~		190	190
3.911% due 06/25/2035 ~		21	21
4.163% due 03/25/2035 ~		252	257
6.000% due 08/25/2036		1,012	1,010

Total Non-Agency Mortgage-Backed Securities (Cost $172,212)			185,895

ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust
3.891% due 10/25/2032 •		58	58
3.891% due 06/25/2034 •		195	188
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.021% due 05/25/2035 •		1,800	1,801
Argent Mortgage Loan Trust
2.331% due 05/25/2035 •		2,491	2,375
Argent Securities Trust
2.241% due 07/25/2036 •		4,839	4,141
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.451% due 10/25/2035 •		1,349	1,354
Aurium CLO DAC
0.000% due 10/13/2029 •(a)	EUR	2,800	3,270
B&M CLO Ltd.
3.078% due 04/16/2026 •		$3,600	3,591
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	1,900	2,220
Barings Euro CLO BV
0.000% due 07/27/2030 •(a)		3,800	4,438
1.050% due 07/27/2030 (a)		600	701
Bear Stearns Asset-Backed Securities Trust
2.201% due 04/25/2031 •		$231	305
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		3,600	3,598
CIFC Funding Ltd.
3.220% due 10/25/2027 •		9,400	9,400
Citigroup Mortgage Loan Trust
2.321% due 12/25/2036 •		4,378	3,209

Citigroup Mortgage Loan Trust, Inc.
2.311% due 08/25/2036 •		1,250	1,242
2.421% due 10/25/2036 •		17,188	16,320
Countrywide Asset-Backed Certificates
2.281% due 06/25/2047 •		986	975
2.341% due 03/25/2037 •		10,300	9,434
4.634% due 04/25/2036 ~		854	781
Countrywide Asset-Backed Certificates Trust
2.241% due 02/25/2037 •		432	432
2.871% due 11/25/2034 •		615	617
3.021% due 08/25/2035 •		294	295
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		8,012	8,085
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)		13,000	13,000
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •		4,826	4,831
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •		4,150	4,153
Elm Park CLO DAC
0.620% due 04/16/2029 •	EUR	2,300	2,683
Equity One Mortgage Pass-Through Trust
2.691% due 04/25/2034 •		$139	127
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		11,600	11,600
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		9,100	9,095
First Franklin Mortgage Loan Trust
2.561% due 11/25/2036 •		14,950	13,252
2.811% due 05/25/2035 •		325	327
Flagship CLO Ltd.
0.000% due 01/16/2026 •		6,850	6,848
Fremont Home Loan Trust
2.226% due 10/25/2036 •		3,553	3,367
GSAMP Trust
2.461% due 03/25/2047 •		3,000	2,002
3.066% due 03/25/2035 ^•		4,693	4,105
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		6,000	5,997
HSI Asset Securitization Corp. Trust
2.361% due 02/25/2036 •		2,300	2,289
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		5,450	5,451
IndyMac Mortgage Loan Trust
2.161% due 07/25/2036 •		4,993	2,269
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		13,550	13,552
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,036	4,270
Lehman XS Trust
2.251% due 05/25/2036 •		6,001	6,019
2.891% due 10/25/2035 •		530	526
4.884% due 06/25/2036		5,234	5,107
Long Beach Mortgage Loan Trust
2.581% due 08/25/2035 •		83	83
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		9,360	9,349
Merrill Lynch Mortgage Investors Trust
2.171% due 09/25/2037 •		129	46
2.211% due 02/25/2037 •		133	60
MidOcean Credit CLO
3.148% due 04/15/2027 •		3,950	3,950
Monarch Grove CLO
3.240% due 01/25/2028 •		8,610	8,614
Morgan Stanley ABS Capital, Inc. Trust
2.431% due 03/25/2037 •		580	327
Morgan Stanley Dean Witter Capital, Inc. Trust
3.441% due 02/25/2033 •		738	736
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		161	113
6.000% due 07/25/2047 ^~		169	136
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		7,400	7,393
Navient Student Loan Trust
3.241% due 03/25/2066 •		16,651	16,984
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		5,390	5,390
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.381% due 03/25/2036 •		4,100	4,004
NovaStar Mortgage Funding Trust
2.261% due 11/25/2036 •		1,672	800
2.665% due 01/25/2036 •		2,200	2,187
3.171% due 06/25/2035 •		2,517	2,547
OCP CLO Ltd.
3.148% due 07/15/2027 •		1,490	1,489

Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		2,940	2,941
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.581% due 09/25/2035 •		3,800	3,802
3.066% due 10/25/2034 •		774	779
3.081% due 09/25/2034 •		676	676
3.141% due 10/25/2034 •		4,900	4,975
Popular ABS Mortgage Pass-Through Trust
2.781% due 06/25/2035 •		626	611
Renaissance Home Equity Loan Trust
2.591% due 12/25/2033 •		451	445
3.191% due 09/25/2037 •		37,688	21,486
Residential Asset Securities Corp. Trust
2.331% due 08/25/2036 •		4,700	3,770
Residential Mortgage Loan Trust
3.591% due 09/25/2029 •		9	9
Saxon Asset Securities Trust
2.811% due 05/25/2035 •		500	455
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		1,389	1,419
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	476	557
3.260% due 07/25/2023 •		$10,471	10,525
3.860% due 04/25/2023 •		86,675	88,407
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		11,000	11,001
3.239% due 07/20/2027 •		2,800	2,796
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		65	65
Structured Asset Investment Loan Trust
2.311% due 12/25/2035 •		651	649
2.796% due 03/25/2034 •		372	369
2.811% (US0001M + 0.720%) due 10/25/2035 ~		213	214
Structured Asset Securities Corp. Mortgage Loan Trust
2.471% due 10/25/2036 •		1,700	1,502
3.482% due 04/25/2035 •		159	156
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		12,863	12,877
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~		345	345
Symphony CLO Ltd.
3.228% due 04/15/2028 •		2,040	2,040
3.378% due 10/15/2025 •		16,529	16,538
3.533% due 10/17/2026 •		3,900	3,900
Telos CLO Ltd.
3.303% due 04/17/2028 •		5,870	5,870
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •		800	801
TICP CLO Ltd.
3.159% due 07/20/2027 •		4,560	4,555
3.199% due 04/20/2028 •		6,420	6,379
Tralee CLO Ltd.
3.389% due 10/20/2027 •		6,900	6,911
Venture CDO Ltd.
2.589% due 01/20/2022 •		274	274
Venture CLO Ltd.
3.119% due 02/28/2026 •		29,660	29,536
3.228% due 04/15/2027 •		5,490	5,479
3.228% due 07/15/2027 •		7,100	7,088
VOLT LLC
3.125% due 09/25/2047		4,152	4,128
3.500% due 03/25/2047		2,264	2,261
Wells Fargo Home Equity Asset-Backed Securities Trust
4.491% due 12/25/2034 •		400	397
WhiteHorse Ltd.
3.010% due 04/17/2027 •		7,000	6,988

Total Asset-Backed Securities (Cost $527,640)			537,884

SOVEREIGN ISSUES 9.8%
Argentina Government International Bond
5.875% due 01/11/2028		12,900	10,523
6.875% due 01/26/2027		33,300	29,429
22.844% (BADLARPP) due 10/04/2022 ~	ARS	6,900	364
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		57,500	1,814
34.660% (BADLARPP + 3.250%) due 03/01/2020 ~		2,600	88
40.000% (ARPP7DRR) due 06/21/2020 ~		425,774	15,336
Australia Government International Bond
1.250% due 02/21/2022 (e)	AUD	15,655	11,942
3.000% due 09/20/2025 (e)		68,176	58,874
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	11,900	14,708
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (c)	BRL	367,830	93,394
0.000% due 01/01/2019 (c)		1,077,749	269,165

Canadian Government Real Return Bond
4.250% due 12/01/2026 (e)	CAD	31,873	32,025
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	2,560	3,146
3.750% due 07/26/2023		5,080	6,539
3.875% due 05/06/2022		3,970	5,093
4.250% due 11/04/2025		2,530	3,374
France Government International Bond
0.100% due 03/01/2025		39,177	49,889
0.250% due 07/25/2024 (e)		18,180	23,475
1.850% due 07/25/2027		31,540	47,007
Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (e)		28,089	35,531
Mexico Government International Bond
4.000% due 11/08/2046 (e)	MXN	1,006	53
7.750% due 05/29/2031		206,976	10,534
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	97,178	69,177
3.000% due 09/20/2030 (e)		19,416	15,221
Qatar Government International Bond
3.875% due 04/23/2023		$11,000	11,013
5.103% due 04/23/2048		8,500	8,493
Saudi Government International Bond
4.000% due 04/17/2025		12,970	12,925
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	86,577	132,268
0.125% due 03/22/2046 (e)		2,803	5,864
0.125% due 08/10/2048 (e)		3,654	7,929
0.125% due 11/22/2056 (e)		660	1,634
0.125% due 11/22/2065 (e)		3,865	11,232
0.375% due 03/22/2062 (e)		759	2,215
1.875% due 11/22/2022 (e)		10,459	16,325
4.250% due 12/07/2027 (e)		8,700	14,508

Total Sovereign Issues (Cost $1,098,246)			1,031,107

SHORT-TERM INSTRUMENTS 3.8%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018		$29,700	29,684

COMMERCIAL PAPER 0.7%
Bank of Montreal
1.525% due 07/05/2018	CAD	28,000	21,293
1.540% due 07/03/2018		6,500	4,944
Bank of Nova Scotia
1.543% due 07/03/2018		30,600	23,272
1.544% due 07/05/2018		2,200	1,673
CIMIC Group Ltd.
3.906% due 06/06/2019 (d)(e)(h)		$4,600	4,430
Royal Bank of Canada
1.537% due 07/04/2018	CAD	2,000	1,521
1.540% due 07/03/2018		1,800	1,369
Toronto Dominion Bank
1.535% due 07/05/2018		2,400	1,825
1.537% due 07/03/2018		22,100	16,808
1.540% due 07/03/2018		2,100	1,597

			78,732

REPURCHASE AGREEMENTS (i) 0.1%			10,056

ARGENTINA TREASURY BILLS 0.3%
2.814% due 07/13/2018 - 11/16/2018 (c)(b)		$27,036	26,729
25.440% due 09/14/2018 (c)(b)	ARS	58,200	1,860

			28,589

GREECE TREASURY BILLS 0.7%
1.130% due 07/13/2018 - 10/05/2018 (c)(b)	EUR	60,380	70,436

JAPAN TREASURY BILLS 1.7%
(0.156)% due 07/30/2018 (d)(e)(c)	JPY	20,130,000	181,835

U.S. TREASURY BILLS 0.0%
1.972% due 08/02/2018 - 10/04/2018(b)(c)(l)(n)	$3,675	3,662

Total Short-Term Instruments (Cost $410,957)		402,994

Total Investments in Securities (Cost $15,833,042)		15,767,642

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	18,900,272	186,848

Total Short-Term Instruments (Cost $186,851)		186,848

Total Investments in Affiliates (Cost $186,851)		186,848

Total Investments 150.9% (Cost $16,019,893)		$15,954,490
Financial Derivative Instruments(k)(m) 0.5% (Cost or Premiums, net $(1,793))		50,349
Other Assets and Liabilities, net (51.4)%		(5,429,310)

Net Assets 100.0%		$10,575,529

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cargill-Lloyds	0.000%	09/05/2018	05/22/2018	$5,000	$5,001	0.05%
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	4,430	4,430	0.04
Lloyds Banking Group PLC	16.608	09/02/2021	05/22/2018	26,561	26,535	0.25

				$35,991	$35,966	0.34%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$10,056	U.S. Treasury Notes 1.125% - 2.750% due 09/30/2021 - 11/15/2023	$(10,258)	$10,056	$10,057

Total Repurchase Agreements						$(10,258)	$10,056	$10,057

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.980%	05/01/2018	07/02/2018	$(165,800)	$(166,365)
	2.000	05/08/2018	07/09/2018	(43,301)	(43,433)
	2.060	05/07/2018	08/08/2018	(258,380)	(259,207)
	2.170	06/12/2018	07/12/2018	(10,388)	(10,401)
BSN	1.910	04/13/2018	07/12/2018	(291,708)	(292,946)
	1.910	06/12/2018	07/12/2018	(8,404)	(8,413)
	1.960	05/02/2018	07/10/2018	(99,750)	(100,081)
	1.980	05/03/2018	07/11/2018	(220,188)	(220,914)
	1.980	06/12/2018	07/11/2018	(10,375)	(10,386)
CIB	2.130	06/04/2018	07/03/2018	(326,029)	(326,569)
	2.180	06/14/2018	07/13/2018	(14,569)	(14,585)
	2.190	06/14/2018	07/13/2018	(328,300)	(328,660)
GRE	1.920	04/17/2018	07/17/2018	(17,454)	(17,525)
	1.950	04/23/2018	07/23/2018	(7,461)	(7,489)
	1.980	05/01/2018	07/02/2018	(51,812)	(51,830)
RCY	2.000	05/18/2018	07/06/2018	(7,720)	(7,739)
	2.030	05/11/2018	07/11/2018	(163,508)	(163,987)
	2.030	05/17/2018	07/11/2018	(72,795)	(72,984)
	2.040	05/14/2018	07/16/2018	(22,091)	(22,153)
	2.050	05/22/2018	07/09/2018	(95,287)	(95,510)
	2.050	05/25/2018	07/09/2018	(12,428)	(12,455)
	2.070	05/16/2018	07/16/2018	(154,179)	(154,595)
	2.070	05/25/2018	07/16/2018	(5,042)	(5,053)
	2.070	06/05/2018	07/16/2018	(5,187)	(5,196)
	2.080	05/17/2018	07/17/2018	(667,030)	(667,371)
	2.080	06/26/2018	07/17/2018	(10,867)	(10,871)

Total Reverse Repurchase Agreements					$(3,076,718)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	3.980%	04/25/2018	07/25/2018	$(16,429)	$(16,491)
GSC	2.130	06/21/2018	07/05/2018	(18,872)	(18,884)
TDM	1.930	05/02/2018	07/02/2018	(11,962)	(12,001)
UBS	1.980	05/07/2018	07/12/2018	(77,861)	(78,100)
	1.990	05/04/2018	07/10/2018	(9,629)	(9,661)
	2.020	05/10/2018	07/17/2018	(6,586)	(6,606)
	2.030	05/14/2018	07/13/2018	(253,363)	(254,063)

Total Sale-Buyback Transactions					$(395,806)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Fannie Mae, TBA	3.000%	07/01/2048	$5,700	$(5,453)	$(5,521)
Fannie Mae, TBA	3.000	08/01/2048	292,450	(282,183)	(282,968)

Total Short Sales (2.7)%				$(287,636)	$(288,489)

(j)	Securities with an aggregate market value of $3,484,917 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(3,740,792) at a weighted average interest rate of 1.896% Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(234) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	71	$71	$(69)	$(6)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	94	94	(63)	(15)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	270	270	(179)	(84)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	260	260	(154)	(260)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	284	284	(173)	(169)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	281	281	(178)	(127)

Total Written Options					$(816)	$(661)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	69		$16,795	$(59)	$0	$0
90-Day Eurodollar December Futures	12/2019	69		16,739	(76)	0	(2)
90-Day Eurodollar June Futures	06/2019	69		16,758	(73)	0	0
90-Day Eurodollar March Futures	03/2019	69		16,774	(67)	0	0
90-Day Eurodollar September Futures	09/2018	69		16,827	(46)	0	0
90-Day Eurodollar September Futures	09/2019	69		16,746	(76)	0	(2)
Euro-Bund 10-Year Bond September Futures	09/2018	612	EUR	116,173	1,011	179	0
Euro-Buxl 30-Year Bond September Futures	09/2018	9		1,868	20	18	0
U.S. Treasury 2-Year Note September Futures	09/2018	135		$28,597	29	0	(4)
U.S. Treasury 5-Year Note September Futures	09/2018	368		41,811	69	0	(8)
U.S. Treasury 10-Year Note September Futures	09/2018	2,918		350,707	829	0	0

					$1,561	$197	$(16)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2018	190	AUD	(15,656)	$(55)	$0	$(9)
Australia Government 10-Year Bond September Futures	09/2018	306		(29,295)	(396)	35	(23)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	856	EUR	(1,360)	(874)	0	(130)
Euro-BTP Italy Government Bond September Futures	09/2018	187		(27,632)	(451)	0	(320)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	1,626		(293,447)	(3,130)	0	(1,291)
Japan Government 10-Year Bond September Futures	09/2018	143	JPY	(194,826)	(298)	26	(39)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	428	EUR	(25)	244	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	5,219		$(669,255)	434	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	3,864		(560,280)	(13,828)	0	(121)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	42		(6,702)	(253)	3	0
United Kingdom Long Gilt September Futures	09/2018	2,049	GBP	(332,775)	(1,451)	675	(7)

					$(20,058)	$739	$(1,940)

Total Futures Contracts					$(18,497)	$936	$(1,956)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	3,690	$61	$(5)	$56	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$118,393	$(7,504)	$400	$(7,104)	$0	$(56)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	56,300	(987)	(255)	(1,242)	0	(26)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		161,450	(4,280)	1,218	(3,062)	0	(75)

						$(12,771)	$1,363	$(11,408)	$0	$(157)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$42,320	$99	$4,068	$4,167	$187	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		8,500	21	41	62	39	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		18,483	105	(171)	(66)	86	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		6,490	16	(69)	(53)	30	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	120,900	28	351	379	156	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	46,850	143	(1,102)	(959)	0	(190)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$2,400	(17)	42	25	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		416,600	8,155	222	8,377	31	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		26,660	(498)	(717)	(1,215)	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		108,300	2,639	(5,575)	(2,936)	0	(55)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		446,020	561	(12,666)	(12,105)	0	(234)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		69,400	(2,681)	(225)	(2,906)	0	(43)
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		93,470	0	(1,120)	(1,120)	0	(66)
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		56,200	0	(708)	(708)	0	(37)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		56,000	0	(689)	(689)	0	(36)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		94,190	(733)	(1,220)	(1,953)	0	(61)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		48,300	274	944	1,218	41	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		150,000	1,583	2,849	4,432	129	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		186,500	1,981	3,529	5,510	160	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		61,300	1,930	1,072	3,002	54	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		55,035	1,736	959	2,695	49	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		368,700	10,114	5,554	15,668	327	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,250	520	1,635	2,155	72	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		82,290	2,830	4,444	7,274	63	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		12,520	(79)	43	(36)	6	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		184,870	(12,703)	1,154	(11,549)	0	(193)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		199,200	10,989	878	11,867	166	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		29,245	2,925	2,110	5,035	44	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		62,200	7,432	(1,256)	6,176	100	0
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		2,170	0	8	8	4	0
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		9,800	0	72	72	18	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		5,500	0	39	39	10	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	51,700	(33)	(481)	(514)	31	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		42,440	1,080	(811)	269	62	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		28,300	(1,442)	306	(1,136)	0	(27)
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2068		2,020	(148)	164	16	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	14,210,000	(257)	(359)	(616)	0	(46)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		2,100,000	(33)	(23)	(56)	0	(7)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		13,210,000	(707)	(567)	(1,274)	0	(47)
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	10,700	0	(8)	(8)	0	(8)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		7,140	6	128	134	5	0
Receive	CPTFEMU	1.535	Maturity	06/15/2023		195,600	(23)	99	76	0	(97)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		13,830	0	(97)	(97)	0	(6)
Receive	CPTFEMU	1.620	Maturity	05/15/2028		25,580	2	23	25	2	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		9,100	(12)	34	22	1	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		9,100	23	(131)	(108)	0	(10)
Pay	CPURNSA	2.070	Maturity	03/23/2019		$54,700	3	74	77	6	0
Pay	CPURNSA	1.925	Maturity	05/08/2019		31,660	0	51	51	16	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		9,430	0	(2)	(2)	0	(4)
Pay	CPURNSA	2.168	Maturity	07/15/2020		48,200	0	243	243	5	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		47,100	0	474	474	0	(17)
Pay	CPURNSA	2.021	Maturity	11/25/2020		44,600	0	456	456	0	(17)
Pay	CPURNSA	1.550	Maturity	07/26/2021		31,500	1,066	65	1,131	0	(6)
Pay	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	58	821	0	(6)
Pay	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	244	244	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	663	663	0	(52)
Pay	CPURNSA	2.263	Maturity	04/27/2023		55,580	(12)	73	61	17	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		16,720	0	28	28	5	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		25,570	0	(19)	(19)	0	(33)
Receive	CPURNSA	2.063	Maturity	05/12/2025		14,600	0	(221)	(221)	0	(1)
Receive	CPURNSA	1.730	Maturity	07/26/2026		31,500	(1,689)	(173)	(1,862)	0	(6)
Receive	CPURNSA	1.762	Maturity	08/30/2026		42,770	(2,098)	(218)	(2,316)	0	(6)
Receive	CPURNSA	1.800	Maturity	09/12/2026		5,000	(190)	(67)	(257)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		25,330	(1,170)	(130)	(1,300)	0	(2)
Receive	CPURNSA	1.805	Maturity	09/12/2026		25,000	(1,145)	(128)	(1,273)	0	(2)
Receive	CPURNSA	1.780	Maturity	09/15/2026		20,200	(981)	(102)	(1,083)	0	(1)
Receive	CPURNSA	1.800	Maturity	09/21/2026		5,000	(60)	(201)	(261)	0	0
Receive	CPURNSA	1.855	Maturity	09/27/2026		5,000	(30)	(208)	(238)	0	0
Receive	CPURNSA	1.945	Maturity	10/11/2026		2,100	(54)	(29)	(83)	0	0
Receive	CPURNSA	2.080	Maturity	07/25/2027		39,600	0	(1,150)	(1,150)	4	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		19,680	0	(432)	(432)	3	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		19,500	0	(489)	(489)	5	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		43,700	0	(1,062)	(1,062)	9	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		59,140	128	(298)	(170)	32	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		16,720	0	3	3	0	(2)
Receive	CPURNSA	2.360	Maturity	05/09/2028		25,150	0	23	23	0	(4)
Receive	CPURNSA	2.364	Maturity	05/10/2028		25,570	0	31	31	0	(4)
Receive	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	3	3	0	(2)
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	4,870	0	20	20	0	(2)
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	8	7	17	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		34,430	10	(186)	(176)	0	(12)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		13,040	0	(44)	(44)	4	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		56,090	(1)	(85)	(86)	14	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		8,070	0	4	4	2	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		11,230	33	98	131	0	(10)
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	14,600	(464)	395	(69)	0	(12)
Receive	UKRPI	3.350	Maturity	05/15/2030		58,020	173	1,738	1,911	0	(96)
Receive	UKRPI	3.400	Maturity	06/15/2030		32,300	443	861	1,304	0	(58)
Receive	UKRPI	3.325	Maturity	08/15/2030		130,800	(1,671)	3,583	1,912	0	(523)
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	26	(3)	0	(2)
Receive	UKRPI	3.100	Maturity	06/15/2031		29,140	(3,531)	1,220	(2,311)	0	(40)
Receive	UKRPI	3.530	Maturity	10/15/2031		3,700	91	50	141	0	(9)
Receive	UKRPI	3.470	Maturity	09/15/2032		51,215	6	1,163	1,169	0	(149)
Receive	UKRPI	3.358	Maturity	04/15/2035		16,400	(482)	889	407	12	0
Pay	UKRPI	3.585	Maturity	10/15/2046		25,200	(1,234)	(1,886)	(3,120)	48	0
Pay	UKRPI	3.428	Maturity	03/15/2047		41,890	2,654	(2,659)	(5)	56	0

							$26,354	$5,528	$31,882	$2,129	$(2,246)

Total Swap Agreements							$13,644	$6,886	$20,530	$2,129	$(2,405)

(l)	Securities with an aggregate market value of $85,955 and cash of $10,324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	27,404		$945	$0	$(2)
	07/2018	BRL	31,835		8,940	726	0
	07/2018	GBP	7,181		9,588	111	0
	07/2018		$1,068	ARS	27,404	0	(120)
	07/2018		108,735	AUD	147,298	272	0
	07/2018		8,256	BRL	31,835	0	(43)
	07/2018		14,319	EUR	12,235	0	(31)
	08/2018	AUD	147,298		$108,746	0	(273)
	08/2018		$3,886	BRL	14,735	0	(98)
BPS	07/2018	ARS	425,770		$15,030	400	(18)
	07/2018	BRL	383,780		103,629	4,608	0
	07/2018	TWD	298,268		10,021	222	0
	07/2018		$7,987	ARS	219,689	1	(395)
	07/2018		104,905	BRL	383,780	0	(5,885)
	07/2018		60,453	JPY	6,565,823	0	(1,150)
	07/2018		14,418	TRY	66,895	34	0
	08/2018	CHF	263		$266	0	(1)
	08/2018	MXN	168,605		8,863	446	0
	10/2018	BRL	188,030		54,525	6,453	0
	01/2019		391,058		105,321	6,138	0
BRC	07/2018		$1,030	GBP	771	0	(13)
	07/2018	ZAR	58,861		$4,329	51	0
	08/2018	EUR	660		817	43	0
	09/2018	KRW	2,850,318		2,573	7	0
CBK	07/2018	BRL	99,048		25,688	132	0
	07/2018	CAD	130,024		99,967	1,063	0
	07/2018	GBP	178,894		237,012	916	0
	07/2018		$26,451	BRL	99,048	0	(895)
	07/2018		28,166	COP	80,995,986	0	(549)
	07/2018		2,089	DKK	12,539	0	(124)
	07/2018		497	PLN	1,694	0	(44)
	07/2018		32,934	RUB	2,100,685	491	0
	07/2018		1,207	TRY	5,542	0	0
	08/2018		388	MXN	8,132	18	0
	09/2018	KRW	24,905,658		$23,288	871	0
	01/2019	BRL	102,295		26,905	960	0
DUB	07/2018	ARS	453,945		16,276	582	0
	07/2018	BRL	431,400		123,934	12,627	0
	07/2018		$15,909	ARS	453,945	34	(248)
	07/2018		111,883	BRL	431,400	0	(576)
FBF	07/2018	EUR	1,360		$1,687	98	0
GLM	07/2018	AUD	147,298		110,730	1,723	0
	07/2018	BRL	37,381		9,880	258	0
	07/2018	CAD	39,100		30,194	452	0
	07/2018	EUR	3,259		3,784	0	(22)
	07/2018	RUB	309,046		4,940	21	0
	07/2018		$2,522	EUR	2,128	0	(37)
	07/2018		6,948	GBP	5,164	0	(133)
	07/2018		4,940	MXN	102,200	197	0
	07/2018		4,940	PHP	265,872	33	0
	07/2018	ZAR	59,539		$4,503	168	0
	09/2018	INR	1,933,078		28,056	120	0
HUS	07/2018	ARS	165,623		5,712	0	(14)
	07/2018	BRL	394,900		112,732	10,842	0
	07/2018	RUB	310,973		4,940	0	(6)
	07/2018		$6,402	ARS	165,623	0	(676)
	07/2018		102,417	BRL	394,900	0	(527)
	07/2018		74,727	CAD	99,424	901	0
	07/2018		4,940	PLN	18,136	0	(98)
	07/2018		6,144	TRY	28,588	68	(6)
	08/2018	CAD	99,424		$74,768	0	(899)
	08/2018	EUR	41,620		51,569	2,755	0
	09/2018		$29,154	INR	2,009,873	0	(108)
	10/2018	EUR	2,280		$2,830	148	0
IND	08/2018	ZAR	4,149		327	25	0
JPM	07/2018	BRL	418,603		108,906	900	0
	07/2018	CAD	28,000		21,575	276	0
	07/2018	EUR	39,055		46,500	886	0
	07/2018	JPY	13,790,000		126,886	2,109	0
	07/2018		$114,345	BRL	418,603	0	(6,339)
	07/2018		237,369	EUR	204,040	909	0
	07/2018		9,446	INR	638,443	0	(130)
	07/2018		4,953	PLN	18,434	0	(30)
	07/2018	ZAR	121,338		$9,126	307	(14)
	08/2018	EUR	204,040		237,899	0	(896)
	01/2019	BRL	431,493		116,197	6,759	0
MSB	07/2018		46,979		13,635	1,514	0
	07/2018	JPY	6,340,000		58,343	976	0
	07/2018	RUB	2,119,357		33,780	59	0
	07/2018		$12,184	BRL	46,979	0	(63)
	08/2018		1,432	ARS	29,693	0	(457)
	08/2018		1,609	BRL	6,079	0	(46)
	09/2018	ARS	44,250		$2,005	568	0
	10/2018		$33,453	RUB	2,119,356	0	(55)
NGF	09/2018	CNH	344,144		$53,899	2,167	0
	09/2018	KRW	20,559,092		18,561	56	0
	09/2018	SGD	28,657		21,134	66	0
	09/2018	TWD	639,198		21,134	58	0
RYL	10/2018	EUR	6,860		8,562	494	0
SCX	07/2018	BRL	171,283		44,422	229	0
	07/2018	DKK	12,541		1,966	0	0
	07/2018	NZD	118,756		82,525	2,091	0
	07/2018		$46,687	BRL	171,283	0	(2,494)
	07/2018		80,998	NZD	118,756	0	(564)
	07/2018		292	RUB	18,671	5	0
	08/2018	NZD	118,756		$81,001	566	0
	08/2018	TRY	11,872		2,658	121	0
	10/2018	BRL	179,800		52,032	6,063	0
	10/2018		$1,980	DKK	12,541	0	0
	01/2019	BRL	174,398		$46,845	2,613	0
SOG	07/2018	TWD	299,646		9,878	35	(7)
	07/2018		$4,597	INR	315,419	0	(4)
	07/2018		4,940	PHP	264,527	11	0
	07/2018		4,940	PLN	18,393	0	(29)
SSB	07/2018	EUR	183,689		$212,685	0	(1,827)
	07/2018		$4,704	INR	322,654	0	(2)
TOR	07/2018	JPY	6,565,823		$59,760	456	0
	08/2018		$59,883	JPY	6,565,823	0	(461)
UAG	07/2018		238,191	GBP	180,140	0	(451)
	07/2018		4,941	PLN	17,899	0	(161)
	08/2018	GBP	180,140		$238,528	464	0
	09/2018	RUB	2,313,807		36,808	239	0
	09/2018		$17,399	IDR	247,813,640	0	(280)

Total Forward Foreign Currency Contracts						$86,012	$(27,301)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	$118,900	$1,379	$2,145
RBC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	10,000	118	181

Total Purchased Options							$1,497	$2,326

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018		$28,100	$(27)	$(9)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		61,300	(80)	(67)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	83,800	(161)	(116)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$15,000	(26)	(2)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		18,200	(19)	(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		29,900	(43)	(33)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	171,700	(351)	(430)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$15,900	(26)	(2)

							$(733)	$(663)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018	$46,460	$(519)	$(341)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$	264,700	$(2,362)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	46,100	(2,097)	(268)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	182,300	(1,326)	(11)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(190)	(2)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(136)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(97)

							$(9,302)	$(514)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$105,800	$(598)	$(387)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$876,900	$(679)	$(1,268)

Total Written Options						$(11,831)	$(3,173)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$6,700	$(580)	$417	$0	$(163)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	1,800	(155)	111	0	(44)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	15,800	(1,096)	712	0	(384)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	1,000	10	2	12	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	11,200	(723)	201	0	(522)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	7,100	(496)	324	0	(172)

							$(3,040)	$1,767	$12	$(1,285)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$23,700	$(1,245)	$1,320	$75	$0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,800	(335)	350	15	0

						$(1,580)	$1,670	$90	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	0.285%	Annual	02/16/2020	ILS	141,370	$1	$3	$4	$0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		86,740	0	31	31	0
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		29,770	(2)	40	38	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$50,000	330	(4,183)	0	(3,853)
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	74,520	0	25	25	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		16,030	0	(31)	0	(31)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		71,730	0	8	8	0
	Pay	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		15,310	0	28	28	0
GLM	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		58,880	4	17	21	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		18,170	0	(27)	0	(27)
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		12,600	0	(9)	0	(9)
MYC	Receive	CPURNSA	2.058	Maturity	05/12/2025		$6,400	0	(100)	0	(100)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		9,860	0	(510)	0	(510)

								$333	$(4,708)	$155	$(4,530)

Total Swap Agreements								$(4,287)	$(1,271)	$257	$(5,815)

(n)

Securities with an aggregate market value of $4,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$799	$799
Corporate Bonds & Notes
Banking & Finance	0	366,425	0	366,425
Industrials	0	73,164	0	73,164
Utilities	0	135,569	0	135,569
U.S. Government Agencies	0	1,949,429	0	1,949,429
U.S. Treasury Obligations	0	11,084,376	0	11,084,376
Non-Agency Mortgage-Backed Securities	0	185,895	0	185,895
Asset-Backed Securities	0	537,884	0	537,884
Sovereign Issues	0	1,031,107	0	1,031,107
Short-Term Instruments
Certificates of Deposit	0	29,684	0	29,684
Commercial Paper	0	78,732	0	78,732
Repurchase Agreements	0	10,056	0	10,056
Argentina Treasury Bills	0	28,589	0	28,589
Greece Treasury Bills	0	70,436	0	70,436
Japan Treasury Bills	0	181,835	0	181,835
U.S. Treasury Bills	0	3,662	0	3,662
	$0	$15,766,843	$799	$15,767,642

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$186,848	$0	$0	$186,848

Total Investments	$186,848	$15,766,843	$799	$15,954,490

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(288,489)	$0	$(288,489)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	936	2,129	0	3,065
Over the counter	0	88, 595	0	88, 595
	$936	$90, 724	$0	$91, 660

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,956)	(3,066)	0	(5,022)
Over the counter	0	(36,289)	0	(36,289)

	$(1,956)	$(39,355)	$0	$(41,311)

Total Financial Derivative Instruments	$(1,020)	$51,369	$0	$50,349

Totals	$185,828	$15,529,723	$799	$15,716,350
There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.7% ¤
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 0.3%
Bank of America Corp.
5.875% due 03/15/2028 •(e)	$10	$10
JPMorgan Chase & Co.
5.829% (US0003M + 3.470%) due 07/30/2018 ~(e)	10	10

		20

INDUSTRIALS 1.2%
Dell International LLC
3.480% due 06/01/2019	100	101

UTILITIES 0.7%
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	30	30
Petrobras Global Finance BV
5.999% due 01/27/2028	30	27

		57

Total Corporate Bonds & Notes (Cost $181)		178

U.S. TREASURY OBLIGATIONS 94.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019	721	717
0.125% due 04/15/2020 (f)	1,889	1,870
0.125% due 04/15/2021 (f)	1,569	1,545
0.125% due 04/15/2022	70	69
0.125% due 07/15/2022	244	240
0.125% due 07/15/2024	334	325
0.125% due 07/15/2026	71	68
0.250% due 01/15/2025	110	107
0.375% due 07/15/2023	108	107
0.375% due 07/15/2025	30	29
0.375% due 01/15/2027	10	10
0.500% due 01/15/2028	387	379
0.625% due 07/15/2021	201	202
0.625% due 01/15/2024	21	21
0.625% due 01/15/2026	74	73
1.000% due 02/15/2046	1	1
1.000% due 02/15/2048	21	22
1.250% due 07/15/2020	908	923
1.750% due 01/15/2028	97	106
2.000% due 01/15/2026	21	24
2.125% due 02/15/2041	11	14
2.375% due 01/15/2025	340	377
2.375% due 01/15/2027	174	198
2.500% due 01/15/2029	44	52
3.375% due 04/15/2032	35	47
3.875% due 04/15/2029	14	18
U.S. Treasury Notes
2.500% due 05/15/2024 (f)	110	108

Total U.S. Treasury Obligations (Cost $7,755)		7,652

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust
4.099% due 08/25/2035 ~	5	5
Chase Mortgage Finance Trust
3.480% due 12/25/2035 ^~	5	4
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% (US0001M + 0.580%) due 04/25/2035 •	18	17
GSR Mortgage Loan Trust
3.729% due 01/25/2036 ^~	13	13
IndyMac Mortgage Loan Trust
2.931% (US0001M + 0.840%) due 05/25/2034 •	12	11

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.248% due 06/25/2033 ~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $52)			55

ASSET-BACKED SECURITIES 4.3%
CIT Mortgage Loan Trust
3.441% (LIBOR01M + 1.350%) due 10/25/2037 •		16	17
Countrywide Asset-Backed Certificates
2.231% (US0001M + 0.140%) due 07/25/2037 •		53	49
Credit Suisse First Boston Mortgage Securities Corp.
2.561% (US0001M + 0.470%) due 05/25/2044 •		48	48
Home Equity Asset Trust
2.946% (US0001M + 0.855%) due 08/25/2034 •		134	133
Home Equity Mortgage Loan Asset-Backed Trust
2.311% (US0001M + 0.220%) due 04/25/2037 •		65	53
Long Beach Mortgage Loan Trust
2.551% (US0001M + 0.460%) due 01/25/2046 •		1	2
Securitized Asset-Backed Receivables LLC Trust
2.341% (US0001M + 0.250%) due 05/25/2036 •		71	47

Total Asset-Backed Securities (Cost $348)			349

SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	12	0
40.000% (ARPP7DRR) due 06/21/2020 ~		500	18
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (b)	BRL	100	26
0.000% due 01/01/2019 (b)		856	214
Cyprus Government International Bond
4.250% due 11/04/2025	EUR	10	13
Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (d)		23	30
Mexico Government International Bond
7.750% due 05/29/2031	MXN	101	5

Total Sovereign Issues (Cost $340)			306

SHORT-TERM INSTRUMENTS 5.0%
ARGENTINA TREASURY BILLS 1.4%
5.467% due 07/27/2018 - 11/16/2018 (a)(b)		$112	112
25.500% due 09/14/2018 (b)(c)	ARS	100	3

			115

GREECE TREASURY BILLS 0.7%
1.103% due 07/13/2018 - 10/05/2018 (a)(b)	EUR	50	58

JAPAN TREASURY BILLS 2.2%
(0.156)% due 07/30/2018 (b)(c)	JPY	20,000	181

NIGERIA TREASURY BILLS 0.7%
15.450% due 10/04/2018 (b)(c)	NGN	19,900	54

Total Short-Term Instruments (Cost $414)			408

Total Investments in Securities (Cost $9,090)			8,948

	SHARES
INVESTMENTS IN AFFILIATES 13.7%
SHORT-TERM INSTRUMENTS 13.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.7%
PIMCO Short-Term Floating NAV Portfolio III		112,219	1,109

Total Short-Term Instruments (Cost $1,109)			1,109

Total Investments in Affiliates (Cost $1,109)			1,109

Total Investments 124.4% (Cost $10,199)			$10,057
Financial Derivative Instruments (g)(h) 0.5% (Cost or Premiums, net $11)			44
Other Assets and Liabilities, net (24.9)%			(2,019)

Net Assets 100.0%			$8,082

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RCY	2.030%	05/11/2018	07/11/2018	$(1,451)	$(1,455)
	2.040	05/14/2018	07/16/2018	(633)	(635)
SCX	2.170	06/14/2018	08/14/2018	(108)	(108)

Total Reverse Repurchase Agreements					$(2,198)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	1.930%	04/18/2018	07/12/2018	$(106)	$(106)

Total Sale-Buyback Transactions					$(106)

(f)	Securities with an aggregate market value of $2,307 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(2,331) at a weighted average interest rate of 1.918%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	1	$(120)	$(1)	$0	$0

Total Futures Contracts				$(1)	$0	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	110	$(3)	$1	$(2)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$30	$0	$3	$3	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		21	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		10	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		100	2	0	2	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		600	1	(17)	(16)	0	(1)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		300	(12)	(1)	(13)	0	0
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		30	0	0	0	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		60	(1)	0	(1)	0	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		100	0	5	5	0	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		200	6	2	8	0	0
Receive	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		400	4	6	10	1	0
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	(3)	12	9	0	0
Receive(4)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		10	0	0	0	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		140	8	0	8	0	0
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		120	13	(1)	12	0	0
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	30	1	(1)	0	0	0
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		30	(2)	1	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	10,000	0	0	0	0	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		19,000	(1)	(1)	(2)	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026	EUR	45	0	(1)	(1)	0	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		30	0	(1)	(1)	0	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		80	0	(1)	(1)	0	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		30	0	0	0	0	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		$180	0	0	0	0	0
Pay	CPURNSA	1.980	Maturity	04/10/2019		60	0	0	0	0	0
Pay	CPURNSA	1.970	Maturity	04/27/2019		50	0	0	0	0	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		30	0	0	0	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		100	0	1	1	0	0
Pay	CPURNSA	2.220	Maturity	04/13/2023		10	0	0	0	0	0
Pay	CPURNSA	2.263	Maturity	04/27/2023		10	0	0	0	0	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		20	0	0	0	0	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		20	0	0	0	0	0
Receive	CPURNSA	1.762	Maturity	08/30/2026		30	(1)	(1)	(2)	0	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		20	0	0	0	0	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		50	0	0	0	0	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		20	0	0	0	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		30	0	0	0	0	0
Receive	CPURNSA	2.364	Maturity	05/10/2028		20	0	0	0	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028	EUR	30	0	0	0	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		30	0	0	0	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		10	0	0	0	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030	GBP	45	0	2	2	0	0
Receive	UKRPI	3.530	Maturity	10/15/2031		30	0	1	1	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		10	0	0	0	0	0
Pay	UKRPI	3.428	Maturity	03/15/2047		10	0	0	0	0	0

							$15	$7	$23	$1	$(1)

Total Swap Agreements							$12	$8	$21	$1	$(1)

Cash of $61,700 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	BRL	723		$188	$1	$0
	07/2018		$195	BRL	723	0	(9)
	09/2018	INR	1,831		$27	0	0
	09/2018		$27	INR	1,831	0	0
	01/2019	BRL	364		$99	6	0
DUB	07/2018		300		86	8	0
	07/2018	EUR	43		51	0	0
	07/2018		$78	BRL	300	0	(1)
HUS	07/2018	BRL	600		$171	17	0
	07/2018		$156	BRL	600	0	(1)
	08/2018	EUR	30		$37	2	0
	08/2018	RUB	1,777		28	0	0
	08/2018		$28	RUB	1,777	0	0
	09/2018	CNH	327		$51	2	0
	09/2018		$15	IDR	212,610	0	0
	10/2018		183	NGN	68,717	5	0
JPM	07/2018	BRL	477		$134	10	0
	07/2018	EUR	10		12	1	0
	07/2018	JPY	10,000		92	2	0
	07/2018		$130	BRL	477	0	(7)
	07/2018		25	COP	71,269	0	(1)
	07/2018		21	JPY	2,300	0	0
	08/2018	CAD	47		$37	1	0
	10/2018	NGN	85,911		229	0	(6)
	01/2019	BRL	492		132	8	0
MSB	07/2018	JPY	10,000		92	2	0
	09/2018	ARS	44		2	1	0
RYL	10/2018	EUR	10		12	1	0
SCX	10/2018	BRL	100		29	3	0
SOG	08/2018		$1	ARS	15	0	0

Total Forward Foreign Currency Contracts						$70	$(25)

Written Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$800	$(1)	$(1)

Total Written Options						$(1)	$(1)

Swap Agreements:

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	70	$0	$0	$0	$0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		10	0	0	0	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		70	0	0	0	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		130	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		80	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		50	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		30	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		20	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		10	0	0	0	0
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		40	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		10	0	0	0	0
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		10	0	0	0	0

								$0	$0	$0	$0

Total Swap Agreements								$0	$0	$0	$0

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20	$0	$20
Industrials	0	101	0	101
Utilities	0	57	0	57
U.S. Treasury Obligations	0	7,652	0	7,652
Non-Agency Mortgage-Backed Securities	0	55	0	55
Asset-Backed Securities	0	349	0	349
Sovereign Issues	0	306	0	306
Short-Term Instruments
Argentina Treasury Bills	0	115	0	115
Greece Treasury Bills	0	58	0	58
Japan Treasury Bills	0	181	0	181
Nigeria Treasury Bills	0	54	0	54
	$0	$8,948	$0	$8,948

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,109	$0	$0	$1,109

Total Investments	$1,109	$8,948	$0	$10,057

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	70	0	70
	$0	$71	$0	$71

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(26)	0	(26)

	$0	$(27)	$0	$(27)

Total Financial Derivative Instruments	$0	$44	$0	$44

Totals	$1,109	$8,992	$0	$10,101

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 «		$200	$200

Total Loan Participations and Assignments (Cost $200)			200

CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 2.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	102
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (g)(h)	EUR	200	244
7.000% due 02/19/2019 (g)(h)		200	239
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,140	1,116
Bank of Ireland
7.375% due 06/18/2020 (g)(h)	EUR	240	301
Barclays PLC
7.000% due 09/15/2019 (g)(h)	GBP	400	541
8.000% due 12/15/2020 (g)(h)	EUR	1,400	1,815
BRFkredit A/S
2.500% due 10/01/2047	DKK	27	4
Cooperatieve Rabobank UA
5.500% due 06/29/2020 (g)(h)	EUR	1,100	1,375
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,694
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,109
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	99
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		1,500	1,465
3.541% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,107
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,386
ING Bank NV
2.625% due 12/05/2022		$2,000	1,957
International Lease Finance Corp.
5.875% due 04/01/2019		100	102
6.250% due 05/15/2019		200	205
7.125% due 09/01/2018		600	604
8.250% due 12/15/2020		500	552
Lloyds Banking Group PLC
3.130% due 06/21/2021 ~		1,300	1,300
Nationwide Building Society
6.875% due 06/20/2019 (g)(h)	GBP	500	675
Navient Corp.
5.500% due 01/15/2019		$1,600	1,615
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	4	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		20	3
Realkredit Danmark A/S
2.500% due 07/01/2047		87	14
Royal Bank of Scotland Group PLC
3.885% due 06/25/2024 ~		$1,900	1,898
4.519% due 06/25/2024 •		1,200	1,202
7.500% due 08/10/2020 •(g)(h)		200	204
8.625% due 08/15/2021 •(g)(h)		220	234
Toronto-Dominion Bank
2.250% due 03/15/2021		3,000	2,935
UBS AG
2.639% (US0003M + 0.320%) due 12/07/2018 •		4,500	4,504
2.901% (US0003M + 0.580%) due 06/08/2020 •		4,600	4,615

			47,217

INDUSTRIALS 0.4%
BAT Capital Corp.
2.945% due 08/14/2020 •		1,500	1,505
Dell International LLC
3.480% due 06/01/2019		200	200

Dominion Energy Gas Holdings LLC
2.926% due 06/15/2021 ~		1,400	1,400
eBay, Inc.
2.750% due 01/30/2023		1,200	1,157
3.229% (US0003M + 0.870%) due 01/30/2023 ~		100	100
Enbridge, Inc.
2.737% due 01/10/2020 ~		1,700	1,700
Ryder System, Inc.
2.450% due 09/03/2019		100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	105
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	206
Time Warner Cable LLC
8.250% due 04/01/2019		100	104
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		295	329
VMware, Inc.
2.950% due 08/21/2022		310	298
3.900% due 08/21/2027		200	185
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		400	397

			7,785

UTILITIES 1.3%
AT&T, Inc.
2.975% due 06/01/2021 ~		2,800	2,813
3.298% (US0003M + 0.950%) due 07/15/2021 ~		4,400	4,444
5.000% due 03/01/2021		100	104
5.150% due 02/15/2050		1,600	1,497
5.300% due 08/15/2058		500	467
Consolidated Edison Co. of New York, Inc.
2.739% due 06/25/2021 ~		800	802
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	122
4.625% due 10/15/2018	EUR	740	874
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019 ~		$3,280	3,287
Petrobras Global Finance BV
5.299% due 01/27/2025		7,437	6,881
7.375% due 01/17/2027		2,500	2,503
Sempra Energy
2.791% due 03/15/2021 ~		800	801

			24,595

Total Corporate Bonds & Notes (Cost $80,619)			79,597

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
2.664% (12MTA + 1.200%) due 09/01/2044 - 10/01/2044 ~		26	27
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~		359	366
Fannie Mae, TBA
3.500% due 07/01/2033 - 08/01/2048		152,930	152,101
4.000% due 07/01/2048 - 09/01/2048		146,200	148,817
Freddie Mac
2.673% (LIBOR01M + 0.600%) due 12/15/2037 ~		178	179
3.249% (US0012M + 1.500%) due 09/01/2036 ~		67	69
3.428% (US0012M + 1.686%) due 10/01/2036 ~		46	48
3.515% (US0006M + 1.744%) due 07/01/2036 ~		82	86
NCUA Guaranteed Notes
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~		717	721

Total U.S. Government Agencies (Cost $300,950)			302,414

U.S. TREASURY OBLIGATIONS 94.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (j)		253,360	251,909
0.125% due 04/15/2020 (j)(n)		356,203	352,476
0.125% due 04/15/2021 (j)(l)		505,174	497,533
0.125% due 04/15/2022 (l)		8,364	8,195
0.125% due 07/15/2022		16,874	16,598
0.125% due 07/15/2024		10,047	9,770
0.125% due 07/15/2026		11,226	10,758
0.250% due 01/15/2025		35,827	34,857
0.375% due 07/15/2025		49,580	48,722
0.375% due 01/15/2027 (n)		3,309	3,215
0.500% due 01/15/2028 (j)		98,055	95,949
0.625% due 07/15/2021		76,383	76,687
0.625% due 04/15/2023 (l)		10,067	10,051
0.625% due 01/15/2024		26,109	26,082
0.625% due 01/15/2026		40,744	40,533
0.750% due 02/15/2045 (n)		2,341	2,273
0.875% due 02/15/2047		12,699	12,712
1.000% due 02/15/2046 (n)		2,538	2,616

1.000% due 02/15/2048 (n)	5,240	5,421
1.250% due 07/15/2020 (l)	23,475	23,862
1.750% due 01/15/2028	46,376	50,691
1.875% due 07/15/2019	37,432	38,044
2.000% due 01/15/2026	18,343	20,103
2.125% due 02/15/2040	35	44
2.125% due 02/15/2041 (n)	2,208	2,799
2.375% due 01/15/2025	47,598	52,793
2.375% due 01/15/2027 (n)	224	254
2.500% due 01/15/2029 (n)	12,649	14,874
3.375% due 04/15/2032	7,937	10,605
3.625% due 04/15/2028	2,468	3,135
3.875% due 04/15/2029 (n)	3,671	4,844
U.S. Treasury Notes
1.875% due 02/28/2022 (j)(n)	109,800	106,740
2.125% due 12/31/2022 (j)	5,800	5,654

Total U.S. Treasury Obligations (Cost $1,864,192)		1,840,799

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Alliance Bancorp Trust
2.331% (US0001M + 0.240%) due 07/25/2037 •	805	707
BCAP LLC Trust
3.456% due 04/26/2036 ~	799	678
Bear Stearns Adjustable Rate Mortgage Trust
3.604% due 02/25/2036 ^~	605	576
3.837% due 01/25/2035 ~	98	99
4.137% due 07/25/2036 ^~	220	207
Chase Mortgage Finance Trust
3.480% due 12/25/2035 ^~	47	46
Citigroup Mortgage Loan Trust
4.490% (H15T1Y + 2.400%) due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 •	9	9
3.889% due 03/25/2034 ~	91	91
4.240% (H15T1Y + 2.150%) due 09/25/2035 •	15	15
Countrywide Alternative Loan Trust
2.201% (US0001M + 0.110%) due 06/25/2046 •	237	227
5.500% due 11/25/2035	142	135
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	182	184
6.000% due 04/25/2036	481	413
Countrywide Home Loan Reperforming REMIC Trust
2.431% (US0001M + 0.340%) due 06/25/2035 •	70	68
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
2.791% (US0001M + 0.700%) due 10/25/2035 ^•	484	364
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037	33	34
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 10/26/2036 ~	36	32
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	507	405
GS Mortgage Securities Trust
4.592% due 08/10/2043	1,100	1,128
GSR Mortgage Loan Trust
3.729% due 01/25/2036 ^~	128	127
3.923% due 09/25/2035 ~	54	56
HarborView Mortgage Loan Trust
2.525% (US0001M + 0.440%) due 05/19/2035 •	613	593
HomeBanc Mortgage Trust
2.361% (US0001M + 0.270%) due 10/25/2035 •	125	125
IndyMac Mortgage Loan Trust
2.371% (US0001M + 0.280%) due 07/25/2035 •	3,807	3,321
JPMorgan Mortgage Trust
3.814% due 06/25/2035 ~	264	263
Merrill Lynch Mortgage Investors Trust
3.717% (US0006M + 1.250%) due 10/25/2035 •	51	52
Residential Asset Securitization Trust
2.491% (US0001M + 0.400%) due 05/25/2035 •	1,390	1,211
2.491% (US0001M + 0.400%) due 01/25/2046 ^•	322	166
5.750% due 03/25/2037	335	219
Structured Adjustable Rate Mortgage Loan Trust
3.888% due 03/25/2036 ^~	275	256
4.177% due 12/25/2034 ~	59	58
Structured Asset Mortgage Investments Trust
2.301% (US0001M + 0.210%) due 04/25/2036 •	16	15
Thornburg Mortgage Securities Trust
3.490% due 09/25/2037 ~	146	147
WaMu Mortgage Pass-Through Certificates Trust
3.315% due 08/25/2036 ^	14	13
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	98	85
Wells Fargo Mortgage-Backed Securities Trust
3.604% due 10/25/2036	9	9
3.652% due 10/25/2035	55	54
3.822% due 03/25/2036 ^	119	118

Total Non-Agency Mortgage-Backed Securities (Cost $12,266)		12,314

ASSET-BACKED SECURITIES 5.3%
ACE Securities Corp. Home Equity Loan Trust
3.891% (US0001M + 1.800%) due 06/25/2034 •		81	78
Argent Mortgage Loan Trust
2.331% (LIBOR01M + 0.240%) due 05/25/2035 •		735	701
Aurium CLO DAC
0.000% due 10/13/2029 (a)	EUR	1,300	1,518
B&M CLO Ltd.
3.078% due 04/16/2026 •		$700	698
Babson Euro CLO BV
0.492% due 10/25/2029	EUR	300	351
Barings Euro CLO BV
0.000% due 07/27/2030 (a)		600	701
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		$500	500
CIFC Funding Ltd.
3.220% due 10/25/2027 •		1,660	1,660
CIT Mortgage Loan Trust
3.441% (LIBOR01M + 1.350%) due 10/25/2037 •		2,425	2,451
Citigroup Mortgage Loan Trust
2.321% (US0001M + 0.230%) due 12/25/2036 •		54	40
Citigroup Mortgage Loan Trust, Inc.
2.421% (US0001M + 0.330%) due 10/25/2036 •		1,300	1,234
Countrywide Asset-Backed Certificates
2.231% (US0001M + 0.140%) due 05/25/2035 •		205	195
2.231% (US0001M + 0.140%) due 07/25/2037 •		745	691
2.291% (US0001M + 0.200%) due 09/25/2037 •		195	175
2.331% (US0001M + 0.240%) due 05/25/2036 •		4,553	3,274
2.341% (US0001M + 0.250%) due 03/25/2037 •		1,200	1,099
4.634% due 04/25/2036 ~		848	775
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		1,161	1,172
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(a)		200	200
CVP Cascade CLO Ltd.
3.498% (US0003M + 1.150%) due 01/16/2026 •		568	568
Elm Park CLO DAC
0.620% due 04/16/2029	EUR	270	315
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •		$800	800
FBR Securitization Trust
2.831% (US0001M + 0.740%) due 11/25/2035 •		135	135
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		2,700	2,699
First Franklin Mortgage Loan Trust
2.561% (US0001M + 0.470%) due 11/25/2036 •		2,900	2,571
2.961% (US0001M + 0.870%) due 09/25/2035 •		7,000	6,942
Flagship CLO Ltd.
0.000% due 01/16/2026 •		2,000	1,999
Fremont Home Loan Trust
2.226% (US0001M + 0.135%) due 10/25/2036 •		964	914
2.826% (US0001M + 0.735%) due 07/25/2035 •		100	100
GSAMP Trust
2.826% (US0001M + 0.735%) due 09/25/2035 ^•		99	97
3.066% (US0001M + 0.975%) due 03/25/2035 ^•		1,048	917
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		900	900
Home Equity Mortgage Loan Asset-Backed Trust
2.311% (US0001M + 0.220%) due 04/25/2037 •		781	641
HSI Asset Securitization Corp. Trust
2.361% (US0001M + 0.270%) due 02/25/2036 •		500	498
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •		1,030	1,030
IndyMac Mortgage Loan Trust
2.161% (US0001M + 0.070%) due 07/25/2036 •		5,798	2,634
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		500	500
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		6,489	4,591
Lehman XS Trust
4.884% due 06/25/2036		1,496	1,459
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		1,210	1,209
MASTR Asset-Backed Securities Trust
2.261% (US0001M + 0.170%) due 06/25/2036 •		2,217	1,941
Merrill Lynch Mortgage Investors Trust
2.811% (US0001M + 0.720%) due 05/25/2036 •		161	159
MidOcean Credit CLO
3.148% due 04/15/2027 •		500	500
Monarch Grove CLO
3.240% due 01/25/2028 •		2,000	2,001

Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •		500	499
Mountain View CLO Ltd.
3.162% due 10/13/2027 •		1,830	1,823
Navient Student Loan Trust
3.241% (US0001M + 1.150%) due 03/25/2066 •		2,021	2,061
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		1,200	1,200
NovaStar Mortgage Funding Trust
2.665% (LIBOR01M + 0.705%) due 01/25/2036 •		2,002	1,990
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		520	520
Renaissance Home Equity Loan Trust
3.191% (US0001M + 1.100%) due 09/25/2037 •		4,752	2,709
Residential Asset Securities Corp. Trust
2.331% (US0001M + 0.240%) due 08/25/2036 •		1,900	1,524
Saxon Asset Securities Trust
4.034% due 06/25/2033		117	119
Securitized Asset-Backed Receivables LLC Trust
2.341% (US0001M + 0.250%) due 05/25/2036 •		6,423	4,239
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023	EUR	957	1,118
Sound Point CLO Ltd.
3.208% due 04/15/2027 •		$1,600	1,600
3.239% due 07/20/2027 •		400	399
Structured Asset Securities Corp.
2.751% (US0001M + 0.660%) due 02/25/2035 •		94	95
Structured Asset Securities Corp. Mortgage Loan Trust
2.471% (US0001M + 0.380%) due 10/25/2036 •		2,477	2,188
Symphony CLO Ltd.
3.228% due 04/15/2028 •		490	490
Telos CLO Ltd.
3.303% due 04/17/2028 •		700	700
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •		250	250
TICP CLO Ltd.
3.199% due 04/20/2028 •		1,760	1,749
Tralee CLO Ltd.
3.389% due 10/20/2027 •		1,200	1,202
Venture CLO Ltd.
3.119% due 02/28/2026		6,150	6,124
3.198% due 01/15/2028		7,500	7,509
3.228% due 04/15/2027		1,730	1,727
3.228% due 07/15/2027		1,000	998
VOLT LLC
3.125% due 09/25/2047		1,508	1,500
3.500% due 03/25/2047		266	266
Wells Fargo Home Equity Asset-Backed Securities Trust
4.491% (US0001M + 2.400%) due 12/25/2034		700	694
WhiteHorse Ltd.
3.010% due 04/17/2027		4,200	4,193

Total Asset-Backed Securities (Cost $100,877)			103,119

SOVEREIGN ISSUES 4.9%
Argentina Government International Bond
5.875% due 01/11/2028		2,300	1,876
6.875% due 01/26/2027		3,800	3,358
22.844% (BADLARPP) due 10/04/2022	ARS	300	16
34.188% (BADLARPP + 2.000%) due 04/03/2022		9,934	313
40.000% due 06/21/2020		65,957	2,376
Australia Government International Bond
1.250% due 02/21/2022 (f)	AUD	9,673	7,379
3.000% due 09/20/2025 (f)		9,616	8,304
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,596
Canadian Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	5,160	5,185
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	270	332
3.750% due 07/26/2023		900	1,158
3.875% due 05/06/2022		690	885
4.250% due 11/04/2025		610	814
Denmark Government International Bond
0.100% due 11/15/2023 (f)	DKK	18,608	3,164
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	6,225	7,927
0.250% due 07/25/2024 (f)		2,844	3,672
1.850% due 07/25/2027 (f)		5,105	7,608
Mexico Government International Bond
4.500% due 11/22/2035 (f)	MXN	6,322	350
New Zealand Government International Bond
3.000% due 09/20/2030 (f)	NZD	13,612	10,671
Qatar Government International Bond
3.875% due 04/23/2023		$1,800	1,802
5.103% due 04/23/2048		1,400	1,399

Saudi Government International Bond
4.000% due 04/17/2025		3,070	3,059
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	7,191	10,985
0.125% due 03/22/2046 (f)		93	195
0.125% due 08/10/2048 (f)		662	1,436
0.125% due 11/22/2056 (f)		739	1,830
0.125% due 11/22/2065 (f)		712	2,069
1.875% due 11/22/2022 (f)		1,782	2,781
4.250% due 12/07/2027		1,400	2,335

Total Sovereign Issues (Cost $101,847)			95,875

	SHARES
COMMON STOCKS 1.6%
CONSUMER DISCRETIONARY 1.3%
Hilton Worldwide Holdings, Inc.		172,820	13,680
Marriott International, Inc. ‘A’		84,493	10,697

			24,377

INFORMATION TECHNOLOGY 0.3%
InterXion Holding NV (b)		101,628	6,344

Total Common Stocks (Cost $28,667)			30,721

REAL ESTATE INVESTMENT TRUSTS 35.4%
FINANCIALS 0.2%
Starwood Property Trust, Inc.		118,275	2,568

REAL ESTATE 35.2%
Alexandria Real Estate Equities, Inc.		180,044	22,716
American Campus Communities, Inc.		244,515	10,485
American Tower Corp.		134,998	19,463
Apartment Investment & Management Co. ‘A’		253,463	10,721
AvalonBay Communities, Inc.		166,640	28,644
Boston Properties, Inc.		122,077	15,311
Camden Property Trust		138,740	12,643
CoreSite Realty Corp.		57,079	6,326
Corporate Office Properties Trust		202,427	5,868
CubeSmart		243,061	7,831
DCT Industrial Trust, Inc.		185,861	12,403
Digital Realty Trust, Inc.		267,213	29,816
Douglas Emmett, Inc.		283,777	11,402
Duke Realty Corp.		610,495	17,723
EastGroup Properties, Inc.		93,198	8,906
Equinix, Inc.		64,329	27,654
Equity Residential		557,656	35,517
Essex Property Trust, Inc.		54,859	13,115
Federal Realty Investment Trust		76,880	9,729
GGP, Inc.		1,138,873	23,267
Host Hotels & Resorts, Inc.		543,595	11,454
Hudson Pacific Properties, Inc.		304,933	10,804
Invitation Homes, Inc.		444,551	10,251
Kilroy Realty Corp.		162,084	12,260
Mid-America Apartment Communities, Inc.		135,386	13,629
Prologis, Inc.		620,020	40,729
Public Storage		103,940	23,580
Regency Centers Corp.		188,327	11,691
Rexford Industrial Realty, Inc.		256,842	8,062
Ryman Hospitality Properties, Inc.		126,188	10,493
SBA Communications Corp. (b)		77,322	12,767
Simon Property Group, Inc.		384,842	65,496
SL Green Realty Corp.		120,380	12,102
Sun Communities, Inc.		322,222	31,539
Sunstone Hotel Investors, Inc.		261,973	4,354
Taubman Centers, Inc.		206,836	12,154
UDR, Inc.		490,227	18,403
Ventas, Inc.		235,424	13,407
Vornado Realty Trust		191,284	14,140
Welltower, Inc.		229,345	14,378
Weyerhaeuser Co.		185,934	6,779

			688,012

Total Real Estate Investment Trusts (Cost $645,061)			690,580

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.4%
COMMERCIAL PAPER 0.7%
Bank of Montreal
1.537% due 07/03/2018	CAD	3,300	2,510
1.540% due 07/03/2018		2,100	1,597
Bank of Nova Scotia
1.543% due 07/03/2018		10,100	7,681
Royal Bank of Canada
1.540% due 07/03/2018		1,600	1,217
Toronto Dominion Bank
1.535% due 07/05/2018		900	684
1.540% due 07/03/2018		800	609

			14,298

REPURCHASE AGREEMENTS (i) 0.1%			1,491

ARGENTINA TREASURY BILLS 0.4%
2.939% due 07/13/2018 - 11/16/2018 (c)(d)		$8,141	8,075
25.476% due 09/14/2018 (c)(d)	ARS	8,700	278

			8,353

GREECE TREASURY BILLS 0.6%
1.124% due 07/13/2018 - 10/05/2018 (c)(d)	EUR	9,980	11,642

JAPAN TREASURY BILLS 1.6%
(0.156)% due 07/30/2018 (d)(e)	JPY	3,510,000	31,706

Total Short-Term Instruments (Cost $68,843)			67,490

Total Investments in Securities (Cost $3,203,522)			3,223,109

	SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short-Term Floating NAV Portfolio III		8,654,909	85,562

Total Short-Term Instruments (Cost $85,566)			85,562

Total Investments in Affiliates (Cost $85,566)			85,562

Total Investments 169.4% (Cost $3,289,088)			$3,308,671
Financial Derivative Instruments (k)(m) 2.5% (Cost or Premiums, net $494)			49,161
Other Assets and Liabilities, net (71.9)%			(1,404,274)

Net Assets 100.0%			$1,953,558

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

«	Security valued using significant unobservable inputs (Level 3).

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,491	U.S. Treasury Notes 2.125% due 08/15/2021	$(1,524)	$1,491	$1,491

Total Repurchase Agreements						$(1,524)	$1,491	$1,491

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.980%	05/01/2018	07/02/2018	$(52,875)	$(53,055)
	2.000	05/08/2018	07/09/2018	(103,625)	(103,942)
BSN	1.910	04/13/2018	07/12/2018	(105,500)	(105,578)
	1.910	06/18/2018	07/12/2018	(25,953)	(25,972)
	1.960	05/02/2018	07/10/2018	(14,570)	(14,619)
	1.980	05/03/2018	07/11/2018	(64,279)	(64,491)
CIB	2.130	06/04/2018	07/03/2018	(133,097)	(133,317)
	2.190	06/14/2018	07/13/2018	(12,523)	(12,536)
GRE	1.920	04/17/2018	07/17/2018	(18,135)	(18,209)
	1.930	04/18/2018	07/18/2018	(16,704)	(16,771)
	1.980	05/01/2018	07/02/2018	(74,871)	(75,126)
	1.990	04/27/2018	07/27/2018	(621)	(623)
	2.110	06/08/2018	07/09/2018	(2,267)	(2,270)
	2.130	06/11/2018	07/11/2018	(99,393)	(99,516)
	2.200	06/15/2018	07/05/2018	(48,482)	(48,532)
IND	1.980	05/03/2018	07/03/2018	(5,332)	(5,350)
	2.010	05/08/2018	07/09/2018	(173,157)	(173,689)
	2.010	05/09/2018	07/09/2018	(8,169)	(8,194)
	2.060	05/15/2018	07/17/2018	(51,812)	(51,955)
JPS	1.850	06/01/2018	07/06/2018	(1,683)	(1,686)
SCX	2.120	06/05/2018	08/06/2018	(2,730)	(2,734)
	2.130	06/15/2018	08/24/2018	(97)	(98)
	2.170	06/15/2018	08/14/2018	(1,373)	(1,375)

Total Reverse Repurchase Agreements					$(1,019,638)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.990%	05/04/2018	07/10/2018	$(23,048)	$(23,123)
	2.020	05/10/2018	07/17/2018	(18,171)	(18,225)

Total Sale-Buyback Transactions					$(41,348)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.2)% Fannie Mae, TBA	3.000%	08/01/2048	$44,100	$(42,545)	$(42,670)

Total Short Sales (2.2)%				$(42,545)	$(42,670)

(j)	Securities with an aggregate market value of $1,061,957 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,008,184) at a weighted average interest rate of 1.910%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(25) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$107.000	08/24/2018	123	$123	$1	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	342	342	3	1
Put - CBOT U.S. Treasury 10-Year Note October 2018 Futures	107.500	09/21/2018	17	17	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	565	565	5	1
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.000	08/24/2018	297	297	3	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	109.500	08/24/2018	145	145	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	110.000	08/24/2018	14	14	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	168.000	08/24/2018	234	234	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	170.000	08/24/2018	146	146	1	0

Total Purchased Options					$16	$2

Written Options: Options on Exchange-Traded Futures Contracts
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	$141.000	07/27/2018	13	$13	$(13)	$(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	142.000	07/27/2018	16	16	(11)	(2)
Put - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	143.000	07/27/2018	47	47	(31)	(15)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	145.000	07/27/2018	48	48	(28)	(48)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.000	07/27/2018	50	50	(30)	(30)
Call - CBOT U.S. Treasury 30-Year Bond August 2018 Futures	146.500	07/27/2018	48	48	(31)	(22)

Total Written Options					$(144)	$(118)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	11		$2,677	$(10)	$0	$0
90-Day Eurodollar December Futures	12/2019	11		2,668	(12)	0	(1)
90-Day Eurodollar June Futures	06/2019	11		2,671	(12)	0	0
90-Day Eurodollar March Futures	03/2019	11		2,674	(11)	0	0
90-Day Eurodollar September Futures	09/2018	11		2,682	(7)	0	0
90-Day Eurodollar September Futures	09/2019	11		2,670	(12)	0	0
Call Options Strike @ EUR 180.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	201	EUR	2	0	0	0
Call Options Strike @ EUR 183.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	160		2	0	0	0
Euro-Bobl September Futures	09/2018	4		617	3	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	120		22,779	95	35	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	291		3	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	472		$53,627	88	0	(11)
U.S. Treasury 10-Year Note September Futures	09/2018	1,125		135,211	719	0	0

					$841	$35	$(12)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2018	118	AUD	(9,723)	$(34)	$0	$(5)
Australia Government 10-Year Bond September Futures	09/2018	40		(3,829)	(47)	5	(3)
Call Options Strike @ EUR 162.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	160	EUR	(254)	(164)	0	(24)
Euro-BTP Italy Government Bond September Futures	09/2018	4		(556)	(2)	0	(5)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	99		(17,867)	(142)	0	(79)
Japan Government 10-Year Bond September Futures	09/2018	12	JPY	(16,349)	(21)	2	(3)
Put Options Strike @ EUR 157.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	80	EUR	(5)	47	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	388		$(49,755)	(392)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	1,046		(151,670)	(4,226)	0	(33)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	122		(19,467)	(400)	8	0
United Kingdom Long Gilt September Futures	09/2018	319	GBP	(51,808)	(448)	108	(1)

					$(5,829)	$123	$(153)

Total Futures Contracts					$(4,988)	$158	$(165)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.495%	EUR	630	$10	$(1)	$9	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-30 5-Year Index	(5.000)%	Quarterly	06/20/2023		$22,912	$(1,465)	$90	$(1,375)	$0	$(11)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	6,900	(121)	(31)	(152)	0	(3)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(654)	220	(434)	0	(11)

						$(2,240)	$279	$(1,961)	$0	$(25)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,360	$22	$702	$724	$33	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	7	11	7	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	(29)	(10)	13	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	(19)	(15)	8	0
Pay	1-Year BRL-CDI	11.970	Maturity	01/04/2027	BRL	22,400	5	65	70	29	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(191)	(166)	0	(33)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$300	(2)	5	3	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		84,800	1,660	45	1,705	6	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		51,400	1,415	(2,808)	(1,393)	0	(26)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	(3,511)	(3,355)	0	(65)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	(92)	(1,193)	0	(18)
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	(246)	(246)	0	(14)
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	(113)	(113)	0	(6)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	(111)	(111)	0	(6)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	(138)	(226)	0	(7)
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		9,400	(37)	315	278	8	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	368	357	6	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	1,303	2,159	45	0
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	930	1,512	51	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	4,789	3,604	31	0
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		2,140	(13)	7	(6)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		33,990	(2,336)	213	(2,123)	0	(35)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		53,500	2,952	235	3,187	45	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,932	286	(7)	279	10	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048		4,450	445	321	766	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		23,780	2,790	(429)	2,361	38	0
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	3	3	1	0
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	15	15	4	0
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,300	0	9	9	2	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048	EUR	10,800	208	(293)	(85)	0	(122)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	9,930	253	(190)	63	14	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,160	(453)	166	(287)	0	(7)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,680,000	(48)	(68)	(116)	0	(9)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		490,000	(8)	(5)	(13)	0	(2)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,340,000	(125)	(101)	(226)	0	(8)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	116	(137)	0	(1)
Receive	CPTFEMU	1.505	Maturity	06/26/2021	EUR	2,000	0	(1)	(1)	0	(1)
Receive	CPTFEMU	1.535	Maturity	06/15/2023		37,400	(2)	16	14	0	(19)
Receive	CPTFEMU	1.535	Maturity	03/15/2028		4,300	1	(31)	(30)	0	(2)
Receive	CPTFEMU	1.620	Maturity	05/15/2028		4,970	0	5	5	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,500	(2)	6	4	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,500	4	(22)	(18)	0	(2)
Pay	CPURNSA	2.070	Maturity	03/23/2019		$65,340	4	88	92	8	0
Receive	CPURNSA	2.143	Maturity	04/25/2020		11,270	0	(2)	(2)	0	(5)
Pay	CPURNSA	2.168	Maturity	07/15/2020		9,600	0	48	48	1	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	55	55	0	(2)
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	53	53	0	(2)
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	10	162	0	(1)
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	8	110	0	(1)
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	48	48	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	105	105	0	(8)
Pay	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	8	6	2	0
Pay	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	5	5	1	0
Pay	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	(4)	(4)	0	(6)
Receive	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	(25)	(266)	0	(1)
Receive	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	(17)	(174)	0	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	(76)	(76)	1	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	(85)	(85)	1	0
Receive	CPURNSA	2.156	Maturity	10/17/2027		7,700	0	(186)	(186)	2	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(47)	(27)	5	0
Receive	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	1	1	0	0
Receive	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	4	4	0	(1)
Receive	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	6	6	0	(1)
Receive	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	3	3	0	(1)
Pay	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	860	0	4	4	0	0
Pay	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	1	1	3	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		5,460	2	(30)	(28)	0	(2)
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		1,470	0	(5)	(5)	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		9,630	0	(15)	(15)	2	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,350	0	1	1	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,680	5	15	20	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	700	(13)	36	23	0	(1)
Receive	UKRPI	3.400	Maturity	06/15/2030		13,170	61	471	532	0	(24)
Receive	UKRPI	3.325	Maturity	08/15/2030		9,600	(265)	405	140	0	(38)
Receive	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	265	(25)	0	(14)
Receive	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	108	(122)	0	(1)
Receive	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	141	(222)	0	(4)
Receive	UKRPI	3.470	Maturity	09/15/2032		13,140	(7)	307	300	0	(38)
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	(216)	(511)	8	0
Pay	UKRPI	3.428	Maturity	03/15/2047		4,370	251	(252)	(1)	6	0

							$4,757	$2,472	$7,229	$399	$(535)

Total Swap Agreements							$2,527	$2,750	$5,277	$399	$(560)

(l)	Securities with an aggregate market value of $12,305 and cash of $6,253 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	28,902		$997	$0	$(2)
	07/2018		$1,113	ARS	28,902	0	(114)
	07/2018		20,586	AUD	27,887	52	0
	07/2018		8,857	EUR	7,568	0	(19)
	08/2018	AUD	27,887		$20,588	0	(52)
BPS	07/2018	ARS	23,276		822	22	(1)
	07/2018	EUR	33,039		38,321	0	(262)
	07/2018		$506	ARS	14,051	0	(22)
	07/2018		10,507	JPY	1,141,174	0	(200)
	08/2018	CHF	124		$125	0	(1)
BRC	09/2018	KRW	2,364,002		2,134	6	0
CBK	07/2018	CAD	26,640		20,493	229	0
	07/2018	DKK	17,454		2,908	172	0
	07/2018	GBP	21,102		27,957	108	0
	07/2018	RUB	348,448		5,510	0	(34)
	07/2018		$3,815	COP	10,932,702	0	(87)
	08/2018		1,071	MXN	20,903	0	(27)
DUB	07/2018	ARS	48,904		$1,753	63	0
	07/2018		$1,731	ARS	48,904	3	(43)
FBF	07/2018	EUR	240		$298	17	0
GLM	07/2018	AUD	27,887		20,964	326	0
	07/2018	CAD	8,700		6,722	105	0
	09/2018	INR	307,779		4,467	19	0
HUS	07/2018		$12,431	CAD	16,540	150	0
	07/2018		5,528	RUB	348,448	16	0
	08/2018	CAD	16,540		$12,438	0	(150)
	08/2018	EUR	6,760		8,377	449	0
	08/2018	RUB	348,448		5,502	0	(16)
	08/2018		$5,650	RUB	353,134	0	(58)
	09/2018	CNH	60,776		$9,551	415	0
	10/2018	EUR	410		509	27	0
JPM	07/2018		4,725		5,656	137	0
	07/2018	JPY	2,410,000		22,175	369	0
	07/2018	NZD	15,359		10,619	217	0
MSB	07/2018	JPY	1,100,000		10,123	169	0
	09/2018	ARS	6,290		285	81	0
NGF	09/2018	KRW	1,909,589		1,724	5	0
	09/2018	SGD	5,231		3,858	12	0
	09/2018	TWD	116,685		3,858	11	0
RYL	10/2018	EUR	1,220		1,523	88	0
SCX	07/2018		$2,735	DKK	17,453	0	0
	07/2018		10,476	NZD	15,359	0	(73)
	08/2018	NZD	15,359		$10,476	73	0
	09/2018	KRW	4,323,645		4,022	131	0
	09/2018		$4,687	INR	318,289	0	(87)
	10/2018	DKK	17,453		$2,755	0	0
SOG	08/2018		$203	ARS	4,221	0	(65)
SSB	07/2018		33,580	EUR	28,846	107	0
	08/2018	EUR	28,846		$33,654	0	(105)
	09/2018		$120	MYR	482	0	(1)
TOR	07/2018	JPY	1,141,174		$10,387	79	0
	08/2018		$10,408	JPY	1,141,174	0	(80)
UAG	07/2018		27,902	GBP	21,102	0	(53)
	08/2018	GBP	21,102		$27,942	54	0
	09/2018		$2,618	IDR	37,282,820	0	(42)

Total Forward Foreign Currency Contracts						$3,712	$(1,594)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC EUR versus USD	$1.348	01/24/2019	EUR	1,160	$14	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765%	07/16/2018	$15,650	$181	$282

Total Purchased Options							$195	$283

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$	5,400	$(5)	$(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		10,200	(13)	(11)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018	EUR	11,500	(22)	(16)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	$	2,600	(5)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		3,200	(3)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		4,400	(6)	(5)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	22,900	(47)	(57)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	$	2,800	(5)	0

							$(106)	$(92)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC USD versus MXN	MXN	21.100	08/22/2018		$7,181	$(80)	$(53)
GLM	Put - OTC EUR versus USD	$	1.215	01/24/2019	EUR	1,160	(23)	(49)

							$(103)	$(102)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$	4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020		900	(12)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	6,300	(287)	(37)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	36,100	(263)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		27,700	(313)	(25)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		10,100	(186)	(15)

							$(1,121)	$(79)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.250%	12/04/2018	$19,700	$(111)	$(72)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	10-Year USD-ISDA - 2-Year USD-ISDA	01/02/2020	$154,600	$(120)	$(224)

Total Written Options						$(1,561)	$(569)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.880%	$400	$(34)	$24	$0	$(10)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	800	(69)	50	0	(19)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	300	3	1	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	5,000	(347)	225	0	(122)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	2.295	1,300	(84)	23	0	(61)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.880	500	(35)	23	0	(12)

							$(566)	$346	$4	$(224)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$(2)	$0	$(2)
	Pay	CPURNSA	1.570	Maturity	11/23/2020		$35,400	0	937	937	0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	12,950	0	4	4	0
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,790	0	(5)	0	(5)
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		12,070	0	1	1	0
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$3,600	26	(303)	0	(277)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	0	(2,530)	0	(2,530)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	23,820	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,810	0	4	4	0
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,980	1	3	4	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,020	0	8	8	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,130	0	(2)	0	(2)
	Receive	CPURNSA	2.060	Maturity	05/12/2025		$4,600	0	(71)	0	(71)
HUS	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	7,770	0	3	3	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,660	0	(1)	0	(1)
JPM	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		2,570	0	3	3	0
MYC	Receive	CPURNSA	1.805	Maturity	09/20/2026		$1,300	0	(67)	0	(67)

								$27	$(2,018)	$964	$(2,955)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	2,396	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	$62,935	$0	$1,932	$1,932	$0
BRC	Receive	DWRTFT Index	60,568	1-Month USD-LIBOR plus a specified spread	Maturity	06/06/2019	569,317	0	29,630	29,630	0
JPM	Receive	DWRTFT Index	26,358	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	250,862	0	2,261	2,261	0
MYI	Receive	DWRTFT Index	9,592	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	92,248	0	2,836	2,836	0
	Receive	DWRTFT Index	32,179	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	145,494	0	5,905	5,905	0
SOG		DWRTFT Index	21,279	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	205,610	0	5,209	5,209	0
UAG	Receive	DWRTFT Index	6,944	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2019	66,782	0	2,051	2,051	0

								$0	$49,824	$49,824	$0

Total Swap Agreements								$(539)	$48,152	$50,792	$(3,179)

(n)

Securities with an aggregate market value of $2,990 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	YOY options may have a series of expirations.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$200	$200
Corporate Bonds & Notes
Banking & Finance	0	47,217	0	47,217
Industrials	0	7,785	0	7,785
Utilities	0	24,595	0	24,595
U.S. Government Agencies	0	302,414	0	302,414
U.S. Treasury Obligations	0	1,840,799	0	1,840,799
Non-Agency Mortgage-Backed Securities	0	12,314	0	12,314
Asset-Backed Securities	0	103,119	0	103,119
Sovereign Issues	0	95,875	0	95,875
Common Stocks
Consumer Discretionary	24,377	0	0	24,377
Information Technology	6,344	0	0	6,344
Real Estate Investment Trusts
Financials	2,568	0	0	2,568
Real Estate	688,012	0	0	688,012
Short-Term Instruments
Commercial Paper	0	14,298	0	14,298
Repurchase Agreements	0	1,491	0	1,491
Argentina Treasury Bills	0	8,353	0	8,353
Greece Treasury Bills	0	11,642	0	11,642
Japan Treasury Bills	0	31,706	0	31,706
	$721,301	$2,501,608	$200	$3,223,109

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,562	$0	$0	$85,562

Total Investments	$806,863	$2,501,608	$200	$3,308,671

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,670)	$0	$(42,670)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	401	0	559
Over the counter	0	54,787	0	54,787
	$158	$55,188	$0	$55,346

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(165)	(678)	0	(843)
Over the counter	0	(5,342)	0	(5,342)

	$(165)	$(6,020)	$0	$(6,185)

Total Financial Derivative Instruments	$(7)	$49,168	$0	$49,161

Totals	$806,856	$2,508,106	$200	$3,315,162

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2020 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.7% ¤
MUTUAL FUNDS (a) 87.1%
PIMCO CommodityRealReturn Strategy Fund®	49,932	$333
PIMCO Emerging Local Bond Fund	55,447	378
PIMCO High Yield Fund	91,487	791
PIMCO Income Fund	195,554	2,345
PIMCO International Bond Fund (U.S. Dollar-Hedged)	79,349	856
PIMCO Long Duration Total Return Fund	61,537	636
PIMCO Long-Term Credit Bond Fund	55,068	626
PIMCO Long-Term Real Return Fund	102,031	854
PIMCO Real Return Fund	123,092	1,337
PIMCO RealEstateRealReturn Strategy Fund	64,906	548
PIMCO Short Asset Investment Fund	95,694	961
PIMCO StocksPLUS® Fund	314,464	3,632
PIMCO Total Return Fund	157,586	1,571

Total Mutual Funds (Cost $13,632)		14,868

EXCHANGE-TRADED FUNDS 5.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	9,483	963

Total Exchange-Traded Funds (Cost $962)		963

SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	120,286	1,189

Total Short-Term Instruments (Cost $1,189)		1,189

Total Investments in Affiliates (Cost $15,783)		17,020

Total Investments 99.7% (Cost $15,783)		$17,020
Financial Derivative Instruments (b)(c) (0.1)% (Cost or Premiums, net $89)		(23)
Other Assets and Liabilities, net 0.4%		67

Net Assets 100.0%		$17,064

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	09/21/2018	3	$300	$9	$1
Put - CBOE S&P 500	2,075.000	09/21/2018	3	300	13	1
Put - CBOE S&P 500	2,250.000	12/21/2018	4	400	13	9
Put - CBOE S&P 500	2,400.000	12/21/2018	4	400	19	15
Put - CBOE S&P 500	2,000.000	03/15/2019	3	300	11	6
Put - CBOE S&P 500	2,175.000	03/15/2019	3	300	16	9
Put - CBOE S&P 500	2,175.000	06/21/2019	3	300	10	13
Put - CBOE S&P 500	2,325.000	06/21/2019	4	400	20	26

					$111	$80

Total Purchased Options					$111	$80

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	09/21/2018	3	$300	$(4)	$0
Put - CBOE S&P 500	1,975.000	12/21/2018	4	400	(6)	(4)
Put - CBOE S&P 500	1,725.000	03/15/2019	3	300	(5)	(3)
Put - CBOE S&P 500	1,900.000	06/21/2019	4	400	(7)	(9)

					$(22)	$(16)

Total Written Options					$(22)	$(16)

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$34	PLN	125	$0	$0
	10/2018	PLN	125		$34	0	0
JPM	07/2018		$67	AUD	89	0	(1)
MSB	07/2018	PLN	125		$37	3	0

Total Forward Foreign Currency Contracts						$3	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	19,699	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$871	$0	$(35)	$0	$(35)
JPM	Receive	Vanguard FTSE Developed Markets ETF	42,626	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,895	0	(45)	0	(45)
SOG	Receive	Vanguard Small-Cap ETF	2,674	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	426	0	(9)	0	(9)

								$0	$(89)	$0	$(89)

Total Swap Agreements								$0	$(89)	$0	$(89)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Mutual Funds	$14,868	$0	$0	$14,868
Exchange-Traded Funds	963	0	0	963
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,189	0	0	1,189

Total Investments	$17,020	$0	$0	$17,020

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	80	0	80
Over the counter	0	3	0	3
	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16)	0	(16)
Over the counter	0	(90)	0	(90)

	$0	$(106)	$0	$(106)

Total Financial Derivative Instruments	$0	$(23)	$0	$(23)

Totals	$17,020	$(23)	$0	$16,997

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2025 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.0% ¤
MUTUAL FUNDS (a) 84.9%
PIMCO CommodityRealReturn Strategy Fund®	44,451	$296
PIMCO Emerging Local Bond Fund	39,896	272
PIMCO High Yield Fund	64,883	561
PIMCO Income Fund	121,887	1,462
PIMCO International Bond Fund (U.S. Dollar-Hedged)	44,920	485
PIMCO Long Duration Total Return Fund	69,652	720
PIMCO Long-Term Credit Bond Fund	64,100	729
PIMCO Long-Term Real Return Fund	118,512	992
PIMCO Real Return Fund	69,798	758
PIMCO RealEstateRealReturn Strategy Fund	69,477	586
PIMCO Short Asset Investment Fund	120,435	1,209
PIMCO StocksPLUS® Fund	347,619	4,015
PIMCO Total Return Fund	88,589	883

Total Mutual Funds (Cost $11,571)		12,968

EXCHANGE-TRADED FUNDS 7.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11,915	1,210

Total Exchange-Traded Funds (Cost $1,209)		1,210

SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio III	110,458	1,092

Total Short-Term Instruments (Cost $1,092)		1,092

Total Investments in Affiliates (Cost $13,872)		15,270

Total Investments 100.0% (Cost $13,872)		$15,270
Financial Derivative Instruments (b)(c) (0.3)% (Cost or Premiums, net $78)		(40)
Other Assets and Liabilities, net 0.3%		47

Net Assets 100.0%		$15,277

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	09/21/2018	3	$300	$9	$1
Put - CBOE S&P 500	2,075.000	09/21/2018	4	400	17	2
Put - CBOE S&P 500	2,250.000	12/21/2018	3	300	10	7
Put - CBOE S&P 500	2,400.000	12/21/2018	3	300	14	11
Put - CBOE S&P 500	2,000.000	03/15/2019	3	300	11	6
Put - CBOE S&P 500	2,175.000	03/15/2019	2	200	11	6
Put - CBOE S&P 500	2,175.000	06/21/2019	3	300	10	13
Put - CBOE S&P 500	2,325.000	06/21/2019	3	300	15	19

					$97	$65

Total Purchased Options					$97	$65

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	09/21/2018	4	$400	$(6)	$(1)
Put - CBOE S&P 500	1,975.000	12/21/2018	3	300	(5)	(3)
Put - CBOE S&P 500	1,725.000	03/15/2019	2	200	(3)	(2)
Put - CBOE S&P 500	1,900.000	06/21/2019	3	300	(5)	(6)

					$(19)	$(12)

Total Written Options					$(19)	$(12)

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$40	PLN	148	$0	$0
	10/2018	PLN	148		$40	0	0
JPM	07/2018		$48	AUD	63	0	(1)
MSB	07/2018	PLN	148		$44	4	0

Total Forward Foreign Currency Contracts						$4	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	21,735	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$961	$0	$(38)	$0	$(38)
JPM	Receive	Vanguard FTSE Developed Markets ETF	47,031	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,091	0	(48)	0	(48)
SOG	Receive	Vanguard Small-Cap ETF	2,950	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	471	0	(10)	0	(10)

Total Swap Agreements								$0	$(96)	$0	$(96)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Mutual Funds	$12,968	$0	$0	$12,968
Exchange-Traded Funds	1,210	0	0	1,210
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,092	0	0	1,092

Total Investments	$15,270	$0	$0	$15,270

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	65	0	65
Over the counter	0	4	0	4
	$0	$69	$0	$69

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(97)	0	(97)

	$0	$(109)	$0	$(109)

Total Financial Derivative Instruments	$0	$(40)	$0	$(40)

Totals	$15,270	$(40)	$0	$15,230

There	were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2030 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 1.3% ¤
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (d) 0.6%			$146

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 0.7%
(0.156)% due 07/30/2018 (a)(b)	JPY	20,000	181

Total Short-Term Instruments (Cost $329)			327

Total Investments in Securities (Cost $329)			327

	SHARES
INVESTMENTS IN AFFILIATES 99.5%
MUTUAL FUNDS (c) 83.9%
PIMCO CommodityRealReturn Strategy Fund®		76,721	511
PIMCO Emerging Local Bond Fund		57,060	389
PIMCO High Yield Fund		91,850	795
PIMCO Income Fund		155,473	1,864
PIMCO International Bond Fund (U.S. Dollar-Hedged)		55,579	600
PIMCO Long Duration Total Return Fund		106,685	1,103
PIMCO Long-Term Credit Bond Fund		98,631	1,121
PIMCO Long-Term Real Return Fund		179,076	1,499
PIMCO Real Return Fund		86,382	938
PIMCO RealEstateRealReturn Strategy Fund		135,759	1,146
PIMCO Short Asset Investment Fund		248,075	2,491
PIMCO StocksPLUS® Fund		675,969	7,807
PIMCO Total Return Fund		108,760	1,084

Total Mutual Funds (Cost $18,710)			21,348

EXCHANGE-TRADED FUNDS 9.8%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		24,534	2,492

Total Exchange-Traded Funds (Cost $2,490)			2,492

SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III		148,919	1,472

Total Short-Term Instruments (Cost $1,472)			1,472

Total Investments in Affiliates (Cost $22,672)			25,312

Total Investments 100.8% (Cost $23,001)			$25,639
Financial Derivative Instruments (e)(f)(0.8)% (Cost or Premiums, net $0)			(193)
Other Assets and Liabilities, net (0.0)%			(6)

Net Assets 100.0%			$25,440

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$146	U.S. Treasury Notes 2.125% due 08/15/2021	$(154)	$146	$146

Total Repurchase Agreements						$(154)	$146	$146

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$66	PLN	247	$0	$0
	10/2018	PLN	246	$	66	0	0
GLM	07/2018	EUR	42		49	0	0
JPM	07/2018	JPY	10,000		92	1	0
	07/2018		$49	AUD	65	0	(1)
	08/2018	ZAR	428	$	33	2	0
MSB	07/2018	JPY	10,000		92	2	0
	07/2018	PLN	247		73	7	0

Total Forward Foreign Currency Contracts						$12	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	42,586	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,882	$0	$(86)	$0	$(86)
JPM	Receive	Vanguard FTSE Developed Markets ETF	91,856	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,084	0	(95)	0	(95)
SOG	Receive	Vanguard Small-Cap ETF	5,947	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	948	0	(23)	0	(23)

								$0	$(204)	$0	$(204)

Total Swap Agreements								$0	$(204)	$0	$(204)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$146	$0	$146
Japan Treasury Bills	0	181	0	181
	$0	$327	$0	$327

Investments in Affiliates, at Value
Mutual Funds	21,348	0	0	21,348
Exchange-Traded Funds	2,492	0	0	2,492
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,472	0	0	1,472

	$25,312	$0	$0	$25,312

Total Investments	$25,312	$327	$0	$25,639

Financial Derivative Instruments - Assets
Over the counter	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(205)	$0	$(205)

Total Financial Derivative Instruments	$0	$(193)	$0	$(193)

Totals	$25,312	$134	$0	$25,446

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2035 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.8% ¤
SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (d) 0.8%		$114

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 2.0%
(0.156)% due 07/30/2018 (a)(b)	JPY 30,000	271

Total Short-Term Instruments (Cost $388)		385

Total Investments in Securities (Cost $388)		385

	SHARES
INVESTMENTS IN AFFILIATES 98.0%
MUTUAL FUNDS (c) 87.4%
PIMCO CommodityRealReturn Strategy Fund®	40,542	270
PIMCO Emerging Local Bond Fund	25,789	176
PIMCO High Yield Fund	42,286	366
PIMCO Income Fund	66,987	803
PIMCO International Bond Fund (U.S. Dollar-Hedged)	21,097	228
PIMCO Long Duration Total Return Fund	40,999	424
PIMCO Long-Term Credit Bond Fund	36,659	417
PIMCO Long-Term Real Return Fund	69,637	583
PIMCO Real Return Fund	34,489	374
PIMCO RealEstateRealReturn Strategy Fund	83,084	701
PIMCO Short Asset Investment Fund	242,016	2,430
PIMCO StocksPLUS® Fund	412,100	4,760
PIMCO Total Return Fund	43,959	438

Total Mutual Funds (Cost $10,372)		11,970

EXCHANGE-TRADED FUNDS 3.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	4,885	496

Total Exchange-Traded Funds (Cost $496)		496

SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	97,345	962

Total Short-Term Instruments (Cost $962)		962

Total Investments in Affiliates (Cost $11,830)		13,428

Total Investments 100.8% (Cost $12,218)		$13,813
Financial Derivative Instruments (e) (0.8)% (Cost or Premiums, net $0)		(115)
Other Assets and Liabilities, net (0.0)%		4

Net Assets 100.0%		$13,702

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$114	U.S. Treasury Notes 1.875% due 01/31/2022	$(118)	$114	$114

Total Repurchase Agreements						$(118)	$114	$114

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	$	60	PLN	226	$0	$0
	10/2018	PLN	226	$	60	0	0
GLM	07/2018	EUR	29		34	0	0
	07/2018	JPY	2,500		23	0	0
JPM	07/2018		20,000		184	3	0
	07/2018	$	31	AUD	41	0	(1)
MSB	07/2018	JPY	10,000	$	92	2	0
	07/2018	PLN	226		66	6	0

Total Forward Foreign Currency Contracts						$11	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	25,991	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,149	$0	$(52)	$0	$(52)
JPM	Receive	Vanguard FTSE Developed Markets ETF	56,243	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,501	0	(59)	0	(59)
SOG	Receive	Vanguard Small-Cap ETF	3,611	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	576	0	(14)	0	(14)

								$0	$(125)	$0	$(125)

Total Swap Agreements								$0	$(125)	$0	$(125)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$114	$0	$114
Japan Treasury Bills	0	271	0	271
	$0	$385	$0	$385

Investments in Affiliates, at Value
Mutual Funds	11,970	0	0	11,970
Exchange-Traded Funds	496	0	0	496
Short-Term Instruments
Central Funds Used for Cash Management Purposes	962	0	0	962

	$13,428	$0	$0	$13,428

Total Investments	$13,428	$385	$0	$13,813

Financial Derivative Instruments - Assets
Over the counter	$0	$11	$0	$11

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(126)	$0	$(126)

Total Financial Derivative Instruments	$0	$(115)	$0	$(115)

Totals	$13,428	$270	$0	$13,698

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2040 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.1% (¤)
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (d) 0.7%			$124

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.4%
(0.156)% due 07/30/2018 (a)(b)	JPY	30,000	271

Total Short-Term Instruments (Cost $399)			395

Total Investments in Securities (Cost $399)			395

	SHARES
INVESTMENTS IN AFFILIATES 98.7%
MUTUAL FUNDS (c) 83.2%
PIMCO CommodityRealReturn Strategy Fund®		56,854	379
PIMCO Emerging Local Bond Fund		29,408	201
PIMCO High Yield Fund		46,803	405
PIMCO Income Fund		71,587	858
PIMCO International Bond Fund (U.S. Dollar-Hedged)		22,104	239
PIMCO Long Duration Total Return Fund		38,388	397
PIMCO Long-Term Credit Bond Fund		36,210	412
PIMCO Long-Term Real Return Fund		65,153	545
PIMCO Real Return Fund		34,349	373
PIMCO RealEstateRealReturn Strategy Fund		127,661	1,077
PIMCO Short Asset Investment Fund		312,990	3,142
PIMCO StocksPLUS® Fund		637,513	7,363
PIMCO Total Return Fund		43,604	435

Total Mutual Funds (Cost $13,396)			15,826

EXCHANGE-TRADED FUNDS 9.4%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		17,720	1,800

Total Exchange-Traded Funds (Cost $1,798)			1,800

SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III		116,978	1,156

Total Short-Term Instruments (Cost $1,156)			1,156

Total Investments in Affiliates (Cost $16,350)			18,782

Total Investments 100.8% (Cost $16,749)			$19,177
Financial Derivative Instruments (e) (1.0)% (Cost or Premiums, net $0)			(184)
Other Assets and Liabilities, net 0.2%			34

Net Assets 100.0%			$19,027

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$124	U.S. Treasury Notes 2.125% due 08/15/2021	$(129)	$124	$124

Total Repurchase Agreements						$(129)	$124	$124

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$53	PLN	198	$0	$0
	10/2018	PLN	198		$53	0	0
GLM	07/2018	EUR	28		33	0	0
	07/2018		$41	GBP	31	0	0
JPM	07/2018	JPY	20,000		$184	3	0
	07/2018		$31	AUD	41	0	(1)
MSB	07/2018	JPY	10,000		$92	2	0
	07/2018	PLN	198		58	5	0

Total Forward Foreign Currency Contracts						$10	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	39,937	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,765	$0	$(81)	$0	$(81)
JPM	Receive	Vanguard FTSE Developed Markets ETF	86,851	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	3,861	0	(91)	0	(91)
SOG	Receive	Vanguard Small-Cap ETF	5,421	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	865	0	(21)	0	(21)

								$0	$(193)	$0	$(193)

Total Swap Agreements								$0	$(193)	$0	$(193)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$124	$0	$124
Japan Treasury Bills	0	271	0	271
	$0	$395	$0	$395

Investments in Affiliates, at Value
Mutual Funds	15,826	0	0	15,826
Exchange-Traded Funds	1,800	0	0	1,800
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,156	0	0	1,156

	$18,782	$0	$0	$18,782

Total Investments	$18,782	$395	$0	$19,177

Financial Derivative Instruments - Assets
Over the counter	$0	$10	$0	$10

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(194)	$0	$(194)

Total Financial Derivative Instruments	$0	$(184)	$0	$(184)

Totals	$18,782	$211	$0	$18,993

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2045 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.5% ¤
SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (d) 1.9%			$213

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.6%
(0.156)% due 07/30/2018 (a)(b)	JPY	20,000	181

Total Short-Term Instruments (Cost $396)			394

Total Investments in Securities (Cost $396)			394

	SHARES
INVESTMENTS IN AFFILIATES 97.5%
MUTUAL FUNDS (c) 86.1%
PIMCO CommodityRealReturn Strategy Fund®		31,553	210
PIMCO Emerging Local Bond Fund		10,896	74
PIMCO High Yield Fund		19,402	168
PIMCO Income Fund		29,155	349
PIMCO International Bond Fund (U.S. Dollar-Hedged)		8,715	94
PIMCO Long Duration Total Return Fund		18,302	189
PIMCO Long-Term Credit Bond Fund		16,366	186
PIMCO Long-Term Real Return Fund		30,782	258
PIMCO Real Return Fund		13,546	147
PIMCO RealEstateRealReturn Strategy Fund		79,554	671
PIMCO Short Asset Investment Fund		262,413	2,635
PIMCO StocksPLUS® Fund		401,873	4,642
PIMCO Total Return Fund		18,333	183

Total Mutual Funds (Cost $8,358)			9,806

EXCHANGE-TRADED FUNDS 3.6%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		3,972	403

Total Exchange-Traded Funds (Cost $403)			403

SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III		90,222	892

Total Short-Term Instruments (Cost $892)			892

Total Investments in Affiliates (Cost $9,653)			11,101

Total Investments 101.0% (Cost $10,049)			$11,495
Financial Derivative Instruments (e)(f) (1.0)% (Cost or Premiums, net $0)			(116)
Other Assets and Liabilities, net 0.0%			6

Net Assets 100.0%			$11,385

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$213	U.S. Treasury Notes 2.125% due 08/15/2021	$(218)	$213	$213

Total Repurchase Agreements						$(218)	$213	$213

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	$	37	PLN	138	$0	$0
	10/2018	PLN	138	$	37	0	0
GLM	07/2018	$	24	GBP	18	0	0
JPM	07/2018	JPY	10,000	$	92	1	0
	07/2018	$	18	AUD	24	0	(1)
MSB	07/2018	JPY	10,000	$	92	2	0
	07/2018	PLN	139		41	4	0

Total Forward Foreign Currency Contracts						$7	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	25,289	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,118	$0	$(51)	$0	$(51)
JPM	Receive	Vanguard FTSE Developed Markets ETF	54,750	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	2,434	0	(58)	0	(58)
SOG	Receive	Vanguard Small-Cap ETF	3,452	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	550	0	(13)	0	(13)

								$0	$(122)	$0	$(122)

Total Swap Agreements								$0	$(122)	$0	$(122)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$213	$0	$213
Japan Treasury Bills	0	181	0	181
	$0	$394	$0	$394

Investments in Affiliates, at Value
Mutual Funds	9,806	0	0	9,806
Exchange-Traded Funds	403	0	0	403
Short-Term Instruments
Central Funds Used for Cash Management Purposes	892	0	0	892

	$11,101	$0	$0	$11,101

Total Investments	$11,101	$394	$0	$11,495

Financial Derivative Instruments - Assets
Over the counter	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(123)	$0	$(123)

Total Financial Derivative Instruments	$0	$(116)	$0	$(116)

Totals	$11,101	$278	$0	$11,379

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2050 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

			MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 2.7% ¤
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (d) 0.8%			$151

	PRINCIPAL AMOUNT (000S)
JAPAN TREASURY BILLS 1.9%
(0.156)% due 07/30/2018 (a)(b)	JPY	40,000	361

Total Short-Term Instruments (Cost $517)			512

Total Investments in Securities (Cost $517)			512

	SHARES
INVESTMENTS IN AFFILIATES 98.4%
MUTUAL FUNDS (c) 85.7%
PIMCO CommodityRealReturn Strategy Fund®		57,032	380
PIMCO Emerging Local Bond Fund		14,973	102
PIMCO High Yield Fund		26,616	230
PIMCO Income Fund		37,583	451
PIMCO International Bond Fund (U.S. Dollar-Hedged)		12,541	135
PIMCO Long Duration Total Return Fund		27,208	281
PIMCO Long-Term Credit Bond Fund		24,377	277
PIMCO Long-Term Real Return Fund		47,168	395
PIMCO Real Return Fund		17,555	191
PIMCO RealEstateRealReturn Strategy Fund		144,174	1,217
PIMCO Short Asset Investment Fund		439,847	4,416
PIMCO StocksPLUS® Fund		709,647	8,196
PIMCO Total Return Fund		22,234	222

Total Mutual Funds (Cost $13,782)			16,493

EXCHANGE-TRADED FUNDS 6.4%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		12,115	1,230

Total Exchange-Traded Funds (Cost $1,229)			1,230

SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III		122,076	1,207

Total Short-Term Instruments (Cost $1,207)			1,207

Total Investments in Affiliates (Cost $16,218)			18,930

Total Investments 101.1% (Cost $16,735)			$19,442
Financial Derivative Instruments (e) (1.1)% (Cost or Premiums, net $0)			(203)
Other Assets and Liabilities, net 0.0%			2

Net Assets 100.0%			$19,241

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$151	U.S. Treasury Notes 2.125% due 08/15/2021	$(159)	$151	$151

Total Repurchase Agreements						$(159)	$151	$151

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	$	66	PLN	249	$0	$0
	10/2018	PLN	249		$67	0	0
GLM	07/2018	EUR	28		33	0	0
	07/2018	$	47	GBP	35	0	0
JPM	07/2018	JPY	30,000		$276	5	0
	07/2018	$	35	AUD	46	0	(1)
MSB	07/2018	JPY	10,000		$92	1	0
	07/2018	PLN	249		73	7	0

Total Forward Foreign Currency Contracts						$13	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	44,660	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$1,974	$0	$(91)	$0	$(91)
JPM	Receive	Vanguard FTSE Developed Markets ETF	96,599	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	4,295	0	(101)	0	(101)
SOG	Receive	Vanguard Small-Cap ETF	6,121	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	976	0	(23)	0	(23)

								$0	$(215)	$0	$(215)

Total Swap Agreements								$0	$(215)	$0	$(215)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$151	$0	$151
Japan Treasury Bills	0	361	0	361
	$0	$512	$0	$512

Investments in Affiliates, at Value
Mutual Funds	16,493	0	0	16,493
Exchange-Traded Funds	1,230	0	0	1,230
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,207	0	0	1,207

	$18,930	$0	$0	$18,930

Total Investments	$18,930	$512	$0	$19,442

Financial Derivative Instruments - Assets
Over the counter	$0	$13	$0	$13

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(216)	$0	$(216)

Total Financial Derivative Instruments	$0	$(203)	$0	$(203)

Totals	$18,930	$309	$0	$19,239

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® 2055 Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.5% ¤
SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (b) 3.5%		$202

Total Short-Term Instruments (Cost $202)		202

Total Investments in Securities (Cost $202)		202

	SHARES
INVESTMENTS IN AFFILIATES 97.5%
MUTUAL FUNDS (a) 74.5%
PIMCO CommodityRealReturn Strategy Fund®	16,322	109
PIMCO Emerging Local Bond Fund	4,139	28
PIMCO High Yield Fund	7,369	64
PIMCO Income Fund	10,929	131
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,439	37
PIMCO Long Duration Total Return Fund	8,169	84
PIMCO Long-Term Credit Bond Fund	7,310	83
PIMCO Long-Term Real Return Fund	13,856	116
PIMCO Real Return Fund	4,859	53
PIMCO RealEstateRealReturn Strategy Fund	42,006	354
PIMCO Short Asset Investment Fund	72,498	728
PIMCO StocksPLUS® Fund	211,055	2,438
PIMCO Total Return Fund	6,756	67

Total Mutual Funds (Cost $3,686)		4,292

EXCHANGE-TRADED FUNDS 12.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7,167	728

Total Exchange-Traded Funds (Cost $727)		728

SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	60,182	595

Total Short-Term Instruments (Cost $595)		595

Total Investments in Affiliates (Cost $5,008)		5,615

Total Investments 101.0% (Cost $5,210)		$5,817
Financial Derivative Instruments (c) (1.1)% (Cost or Premiums, net $0)		(64)
Other Assets and Liabilities, net 0.1%		7

Net Assets 100.0%		$5,760

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$202	U.S. Treasury Notes 2.125% due 08/15/2021	$(208)	$202	$202

Total Repurchase Agreements						$(208)	$202	$202

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$4	PLN	13	$0	$0
	10/2018	PLN	13		$4	0	0
HUS	07/2018		13		4	0	0

Total Forward Foreign Currency Contracts						$0	$0

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	13,268	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$586	$0	$(27)	$0	$(27)
JPM	Receive	Vanguard FTSE Developed Markets ETF	28,767	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,279	0	(30)	0	(30)
SOG	Receive	Vanguard Small-Cap ETF	1,784	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	285	0	(7)	0	(7)

								$0	$(64)	$0	$(64)

Total Swap Agreements								$0	$(64)	$0	$(64)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$202	$0	$202
	$0	$202	$0	$202

Investments in Affiliates, at Value
Mutual Funds	4,292	0	0	4,292
Exchange-Traded Funds	728	0	0	728
Short-Term Instruments
Central Funds Used for Cash Management Purposes	595	0	0	595

	$5,615	$0	$0	$5,615

Total Investments	$5,615	$202	$0	$5,817

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(64)	$0	$(64)

Total Financial Derivative Instruments	$0	$(64)	$0	$(64)

Totals	$5,615	$138	$0	$5,753

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.7% ¤
MUTUAL FUNDS (a) 87.9%
PIMCO CommodityRealReturn Strategy Fund®	47,135	314
PIMCO Emerging Local Bond Fund	57,218	390
PIMCO High Yield Fund	92,935	804
PIMCO Income Fund	216,046	2,590
PIMCO International Bond Fund (U.S. Dollar-Hedged)	90,912	981
PIMCO Long Duration Total Return Fund	47,197	488
PIMCO Long-Term Credit Bond Fund	42,283	481
PIMCO Long-Term Real Return Fund	78,601	658
PIMCO Real Return Fund	139,838	1,519
PIMCO RealEstateRealReturn Strategy Fund	55,659	470
PIMCO Short Asset Investment Fund	72,217	725
PIMCO StocksPLUS® Fund	269,051	3,108
PIMCO Total Return Fund	177,177	1,766

Total Mutual Funds (Cost $13,596)		14,294

EXCHANGE-TRADED FUNDS 4.5%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7,141	725

Total Exchange-Traded Funds (Cost $725)		725

SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	120,010	1,186

Total Short-Term Instruments (Cost $1,186)		1,186

Total Investments in Affiliates (Cost $15,507)		16,205

Total Investments 99.7% (Cost $15,507)		$16,205
Financial Derivative Instruments (b)(c)(0.1)% (Cost or Premiums, net $82)		(16)
Other Assets and Liabilities, net 0.4%		72

Net Assets 100.0%		$16,261

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,950.000	09/21/2018	3	$300	$9	$1
Put - CBOE S&P 500	2,075.000	09/21/2018	3	300	13	1
Put - CBOE S&P 500	2,250.000	12/21/2018	4	400	13	10
Put - CBOE S&P 500	2,400.000	12/21/2018	3	300	14	11
Put - CBOE S&P 500	2,000.000	03/15/2019	3	300	11	6
Put - CBOE S&P 500	2,175.000	03/15/2019	3	300	16	9
Put - CBOE S&P 500	2,175.000	06/21/2019	3	300	10	13
Put - CBOE S&P 500	2,325.000	06/21/2019	3	300	15	19

					$101	$70

Total Purchased Options					$101	$70

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,725.000	09/21/2018	3	$300	$(5)	$0
Put - CBOE S&P 500	1,975.000	12/21/2018	3	300	(4)	(3)
Put - CBOE S&P 500	1,725.000	03/15/2019	3	300	(5)	(3)
Put - CBOE S&P 500	1,900.000	06/21/2019	3	300	(5)	(6)

					$(19)	$(12)

Total Written Options					$(19)	$(12)

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$32	PLN	121	$0	$0
	10/2018	PLN	121		$32	0	0
GLM	07/2018		$19	GBP	14	0	0
JPM	07/2018		68	AUD	91	0	(1)
MSB	07/2018	PLN	121		$36	3	0

Total Forward Foreign Currency Contracts						$3	$(1)

Swap Agreements:

Total Return Swaps on Securities

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Vanguard FTSE Emerging Markets ETF	16,830	1-Month USD-LIBOR plus a specified spread	Monthly	07/18/2018	$744	$0	$(30)	$0	$(30)
JPM	Receive	Vanguard FTSE Developed Markets ETF	36,417	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	1,619	0	(38)	0	(38)
SOG	Receive	Vanguard Small-Cap ETF	2,284	1-Month USD-LIBOR less a specified spread	Monthly	07/18/2018	364	0	(8)	0	(8)

								$0	$(76)	$0	$(76)

Total Swap Agreements								$0	$(76)	$0	$(76)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Mutual Funds	$14,294	$0	$0	$14,294
Exchange-Traded Funds	725	0	0	725
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,186	0	0	1,186

Total Investments	$16,205	$0	$0	$16,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	3	0	3
	$0	$73	$0	$73

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(77)	0	(77)

	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$(16)	$0	$(16)

Totals	$16,205	$(16)	$0	$16,189

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 87.2%
Acadia Healthcare Company, Inc.
4.594% (LIBOR03M + 2.500%) due 02/16/2023 ~		$5,479	$5,502
Accudyne Industries LLC
5.344% (LIBOR03M + 3.250%) due 08/18/2024 ~		8,145	8,144
Advanced Disposal Services, Inc.
4.231% (LIBOR03M + 2.250%) due 11/10/2023 ~		4,340	4,335
AECOM Technology Corp.
3.844% (LIBOR03M + 1.750%) due 02/22/2025 ~		2,354	2,354
Air Methods Corp.
5.834% (LIBOR03M + 3.500%) due 04/21/2024 ~		1,846	1,775
Albertsons LLC
TBD% due 05/02/2023		6,975	6,943
4.844% (LIBOR03M + 2.750%) due 08/25/2021 ~		1,386	1,374
5.319% (LIBOR03M + 3.000%) due 06/22/2023 ~		2,139	2,120
Aleris International, Inc.
TBD% due 02/08/2023		2,450	2,433
Alliant Holdings, Inc.
5.046% (LIBOR03M + 3.000%) due 05/09/2025 ~		6,128	6,096
Almonde, Inc.
5.807% (LIBOR03M + 3.500%) due 06/13/2024 ~		2,495	2,455
Alpha BV
5.334% (LIBOR03M + 3.000%) due 01/31/2024 «~		6,303	6,326
Alphabet Holding Co., Inc.
5.594% (LIBOR03M + 3.500%) due 09/26/2024 ~		4,963	4,667
Altice Financing S.A.
5.098% (LIBOR03M + 2.750%) due 07/15/2025 ~		2,191	2,164
5.098% (LIBOR03M + 2.750%) due 01/31/2026 ~		2,164	2,137
Altran Technologies S.A.
2.750% (EUR003M + 2.750%) due 03/20/2025 ~	EUR	3,578	4,157
4.575% (LIBOR03M + 2.250%) due 03/20/2025 «~		$574	574
American Axle & Manufacturing, Inc.
4.350% (LIBOR03M + 2.250%) due 04/06/2024 ~		3,645	3,636
American Builders & Contractors Supply Co., Inc.
4.094% (LIBOR03M + 2.000%) due 10/31/2023 ~		5,909	5,871
American Renal Holdings, Inc.
5.344% (LIBOR03M + 3.250%) due 06/21/2024 ~		2,178	2,172
AmWINS Group, Inc.
4.763% - 4.844% (LIBOR03M + 2.750%) due 01/25/2024 ~		2,142	2,137
Ancestry.com Operations, Inc.
5.350% (LIBOR03M + 3.250%) due 10/19/2023 ~		10,745	10,740
Apergy Corp.
4.563% (LIBOR03M + 2.500%) due 05/09/2025 ~		1,150	1,149
Aramark Services, Inc.
4.084% (LIBOR03M + 1.750%) due 03/11/2025 ~		2,512	2,512
Asurion LLC
4.844% (LIBOR03M + 2.750%) due 08/04/2022 ~		1,228	1,227
4.844% (LIBOR03M + 2.750%) due 11/03/2023 ~		5,490	5,491
Asurion, LLC
TBD% due 11/03/2023		1,975	1,965
TBD% due 08/04/2025		1,000	997
Avantor, Inc.
6.094% (LIBOR03M + 4.000%) due 11/21/2024 ~		4,918	4,956
Avast Software BV
4.834% (LIBOR03M + 2.500%) due 09/30/2023 ~		1,813	1,817
Avaya, Inc.
6.323% (LIBOR03M + 4.250%) due 12/15/2024 ~		6,778	6,711
Avolon Holdings Ltd.
4.088% (LIBOR03M + 2.000%) due 01/15/2025 ~		7,026	6,953
Axalta Coating Systems U.S. Holdings, Inc.
4.084% (LIBOR03M + 1.750%) due 06/01/2024 ~		7,364	7,339
B&G Foods, Inc.
4.094% (LIBOR03M + 2.000%) due 11/02/2022 ~		2,826	2,829
B.C. Unlimited Liability Co.
4.344% (LIBOR03M + 2.250%) due 02/16/2024 ~		6,032	6,007
Banff Merger Sub, Inc.
TBD% due 06/26/2025		10,625	10,567
Barracuda Networks, Inc.
5.307% (LIBOR03M + 3.250%) due 02/12/2025 ~		550	549
Bass Pro Group LLC
7.094% (LIBOR03M + 5.000%) due 09/25/2024 ~		3,905	3,921
Beacon Roofing Supply, Inc.
4.280% - 6.250% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,193	6,171

Belron Finance US LLC
4.863% (LIBOR03M + 2.500%) due 11/07/2024 ~	3,631	3,645
Berlin Packaging LLC
4.990% - 5.340% (LIBOR03M + 3.000%) due 11/07/2025 ~	3,200	3,187
Berry Global, Inc.
3.921% (LIBOR03M + 1.750%) due 02/08/2020 ~	316	315
3.921% (LIBOR03M + 1.750%) due 01/06/2021 ~	547	547
4.046% (LIBOR03M + 2.000%) due 01/19/2024 ~	545	544
4.046% - 4.094% (LIBOR03M + 2.000%) due 10/01/2022 ~	4,823	4,823
BJ’s Wholesale Club, Inc.
5.530% (LIBOR03M + 3.500%) due 02/03/2024 ~	1,513	1,515
Blackhawk Network Holdings, Inc.
5.073% (LIBOR03M + 3.000%) due 06/15/2025 ~	4,200	4,195
BMC Software Finance, Inc.
5.344% (LIBOR03M + 3.250%) due 09/10/2022 ~	5,610	5,618
Boyd Gaming Corp.
4.488% (LIBOR03M + 2.500%) due 09/15/2023 ~	2,979	2,991
Brand Energy & Infrastructure Services, Inc.
6.584% - 6.612% (LIBOR03M + 4.250%) due 06/21/2024 ~	7,202	7,224
Brickman Group Ltd. LLC
5.085% - 7.000% (LIBOR03M + 3.000%) due 12/18/2020 ~	1,484	1,488
BWAY Holding Co.
5.587% - 7.250% (LIBOR03M + 3.250%) due 04/03/2024 ~	4,716	4,726
Caesars Entertainment Operating Co.
4.094% (LIBOR03M + 2.000%) due 10/06/2024 ~	6,558	6,517
Caesars Resort Collection LLC
4.844% (LIBOR03M + 2.750%) due 12/22/2024 ~	7,612	7,608
California Resources Corp.
6.838% (LIBOR03M + 4.750%) due 12/31/2022 ~	6,400	6,532
Camelot UK Holdco Ltd.
5.344% (LIBOR03M + 3.250%) due 10/03/2023 ~	2,383	2,380
Catalent Pharma Solutions, Inc.
4.344% (LIBOR03M + 2.250%) due 05/20/2024 ~	5,723	5,725
Cavium, Inc.
4.344% (LIBOR03M + 2.250%) due 08/16/2022 «~	1,015	1,013
CBS Radio, Inc.
4.838% (LIBOR03M + 2.750%) due 11/17/2024 ~	5,097	5,072
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	11,913	11,688
CH Hold Corp.
5.094% (LIBOR03M + 3.000%) due 02/01/2024 ~	1,939	1,941
9.344% (LIBOR03M + 7.250%) due 02/01/2025 «~	400	406
Change Healthcare Holdings, Inc.
4.844% (LIBOR03M + 2.750%) due 03/01/2024 ~	4,746	4,736
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~	11,046	11,049
Chobani LLC
5.594% (LIBOR03M + 3.500%) due 10/10/2023 ~	6,695	6,711
CityCenter Holdings LLC
4.344% (LIBOR03M + 2.250%) due 04/18/2024 ~	4,931	4,913
Clark Equipment Co.
4.334% (LIBOR03M + 2.000%) due 05/18/2024 ~	4,164	4,143
Cogeco Communications (U.S.A) LP
4.469% (LIBOR03M + 2.375%) due 01/03/2025 ~	3,500	3,487
Colorado Buyer, Inc.
5.360% (LIBOR03M + 3.000%) due 05/01/2024 ~	4,412	4,416
Columbus McKinnon Corp.
4.834% (LIBOR03M + 2.500%) due 01/31/2024 «~	554	551
CommScope, Inc.
4.094% (LIBOR03M + 2.000%) due 12/29/2022 ~	3,163	3,179
Community Health Systems, Inc.
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~	4,038	3,947
Convatec, Inc.
4.584% (LIBOR03M + 2.250%) due 10/31/2023 ~	2,069	2,088
Core & Main LP
5.211% - 5.300% (LIBOR03M + 3.000%) due 08/01/2024 ~	6,609	6,637
Cortes NP Acquisition Corp.
6.001% (LIBOR03M + 4.000%) due 11/30/2023 ~	2,718	2,692
CPG International, Inc.
6.251% (LIBOR03M + 3.750%) due 05/03/2024 ~	13,811	13,836
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~	1,850	1,855
Crown Finance US, Inc.
4.594% (LIBOR03M + 2.500%) due 02/28/2025 ~	2,444	2,431
CSC Holdings LLC
4.573% (LIBOR03M + 2.500%) due 01/25/2026 ~	425	424
DaVita HealthCare Partners, Inc.
4.844% (LIBOR03M + 2.750%) due 06/24/2021 ~	5,080	5,100
Dayco Products LLC
6.557% (LIBOR03M + 4.250%) due 05/19/2023 ~	2,195	2,204
Dell, Inc.
4.100% (LIBOR03M + 2.000%) due 09/07/2023 ~	7,859	7,834
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~	6,025	6,032
Delta 2 (LUX) S.a.r.l.
4.594% (LIBOR03M + 2.500%) due 02/01/2024 ~	5,337	5,276

Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	1,866	2,139
5.097% (LIBOR03M + 3.000%) due 09/06/2024 ~		$9,445	9,309
Diamond Resorts Corp.
TBD% - 6.084% (LIBOR03M + 3.750%) due 09/02/2023 ~		13,383	13,145
DJO Finance LLC
5.344% - 5.558% (LIBOR03M + 3.250%) due 06/08/2020 ~		4,144	4,136
Edelman Financial Center
TBD% due 06/08/2026		675	682
TBD% due 06/08/2027		4,175	4,183
Eldorado Resorts LLC
4.375% (LIBOR03M + 2.250%) due 04/17/2024 ~		5,699	5,715
Endo Luxembourg Finance Co. SARL
6.375% (LIBOR03M + 4.250%) due 04/29/2024 ~		2,629	2,616
Energizer Holdings. Inc.
TBD% due 05/18/2019		250	250
TBD% due 06/30/2025		3,075	3,084
Envision Healthcare Corp.
5.100% (LIBOR03M + 3.000%) due 12/01/2023 ~		4,749	4,753
ESH Hospitality, Inc.
4.094% (LIBOR03M + 2.000%) due 08/30/2023 ~		4,868	4,854
EWT Holdings Corp.
5.094% (LIBOR03M + 3.000%) due 12/20/2024 ~		6,090	6,101
FCA U.S. LLC
4.100% (LIBOR03M + 2.000%) due 12/31/2018 ~		3,587	3,596
Filtration Group Corp.
5.336% (LIBOR03M + 3.000%) due 03/29/2025 ~		2,070	2,074
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		1,100	1,092
FinCo LLC
4.094% (LIBOR03M + 2.000%) due 12/27/2022 ~		4,266	4,274
First Data Corp.
4.091% (LIBOR03M + 2.000%) due 07/08/2022 ~		15,058	14,987
4.091% (LIBOR03M + 2.000%) due 04/26/2024 ~		4,842	4,819
Flex Acquisition Co., Inc.
TBD% due 12/29/2023 «		9,175	9,198
TBD% (LIBOR03M + 3.000%) due 12/29/2023 ~		7,029	7,017
Flying Fortress, Inc.
4.084% (LIBOR03M + 1.750%) due 10/30/2022 ~		1,600	1,605
Freedom Mortgage Corp.
6.841% (LIBOR03M + 4.750%) due 02/23/2022 ~		5,293	5,329
Gardner Denver, Inc.
4.844% (LIBOR03M + 2.750%) due 07/30/2024 ~		8,097	8,119
Gates Global LLC
5.084% (LIBOR03M + 2.750%) due 04/01/2024 ~		7,245	7,253
Gentiva Health Services, Inc.
TBD% due 06/02/2025 «		3,200	3,208
GFL Environmental, Inc.
TBD% due 05/30/2025 «		180	179
TBD% (LIBOR03M + 2.750%) due 05/30/2025 «~		1,445	1,438
GGP, Inc.
TBD% due 05/04/2025		4,700	4,631
Global Medical Response, Inc.
5.280% (LIBOR03M + 3.250%) due 04/28/2022 ~		7,409	7,206
Golden Nugget, Inc.
4.796% - 4.844% (LIBOR03M + 2.750%) due 10/04/2023 ~		1,262	1,265
Granite Acquisition, Inc.
5.808% (LIBOR03M + 3.500%) due 12/19/2021 ~		1,905	1,916
5.834% (LIBOR03M + 3.500%) due 12/19/2021 ~		79	80
Greatbatch Ltd.
5.300% (LIBOR03M + 3.250%) due 10/27/2022 ~		2,568	2,579
Greenhill & Co., Inc.
5.797% - 6.084% (LIBOR03M + 3.750%) due 10/12/2022 «~		1,487	1,500
Grifols Worldwide Operations USA, Inc.
4.238% (LIBOR03M + 2.250%) due 01/31/2025 ~		4,701	4,706
GTT Communications, Inc.
4.875% (LIBOR03M + 2.750%) due 05/31/2025 ~		3,200	3,159
GYP Holdings Corp.
4.844% - 4.847% (LIBOR03M + 2.750%) due 06/01/2025 ~		2,125	2,116
H.B. Fuller Co.
4.084% (LIBOR03M + 2.000%) due 10/20/2024 ~		4,347	4,325
Hamilton Holdco LLC
TBD% due 05/30/2025 «		2,399	2,406
HCA, Inc.
4.094% (LIBOR03M + 2.000%) due 03/13/2025 ~		5,312	5,334
HD Supply, Inc.
4.594% (LIBOR03M + 2.500%) due 10/17/2023 ~		3,473	3,489
Hearthside Food Solutions LLC
5.091% (LIBOR03M + 3.000%) due 05/23/2025 ~		7,550	7,495
Helix Gen Funding LLC
5.844% (LIBOR03M + 3.750%) due 06/02/2024 ~		5,027	5,041
Hub International Ltd.
5.360% (LIBOR03M + 3.000%) due 04/25/2025 ~		7,050	7,013
Immucor, Inc.
7.094% (LIBOR03M + 5.000%) due 06/15/2021 ~		8,405	8,529

Ineos U.S. Finance LLC
4.094% (LIBOR03M + 2.000%) due 03/31/2024 ~	3,854	3,845
Informatica Corp.
5.344% (LIBOR03M + 3.250%) due 08/05/2022 ~	2,596	2,603
Inovalon Holdings, Inc.
5.563% (LIBOR03M + 3.500%) due 04/02/2025 ~	950	927
Intelsat Jackson Holdings S.A.
5.853% (LIBOR03M + 3.750%) due 11/27/2023 ~	2,544	2,542
6.625% due 01/02/2024	3,850	3,983
ION Media Networks, Inc.
4.850% (LIBOR03M + 2.750%) due 12/18/2020 ~	2,351	2,352
IRB Holding Corp.
5.255% - 5.280% (LIBOR03M + 3.250%) due 02/05/2025 ~	4,464	4,476
Jacobs Douwe Egberts International BV
4.625% (LIBOR03M + 2.250%) due 07/02/2022 «~	2,931	2,935
Jaguar Holding Co.
4.594% (LIBOR03M + 2.500%) due 08/18/2022 ~	4,854	4,830
Jefferies Finance LLC
4.875% (LIBOR03M + 2.500%) due 08/02/2024 ~	5,410	5,434
Jeld Wen, Inc.
4.334% (LIBOR03M + 2.000%) due 12/14/2024 ~	995	993
KAR Auction Services, Inc.
4.375% (LIBOR03M + 2.250%) due 03/11/2021 ~	591	594
4.625% (LIBOR03M + 2.500%) due 03/09/2023 ~	1,617	1,623
Keane Group Holdings LLC
5.750% (LIBOR03M + 3.750%) due 05/25/2025 «~	1,075	1,079
KFC Holding Co.
3.835% (LIBOR03M + 1.750%) due 04/03/2025 ~	4,584	4,564
KIK Custom Products, Inc.
6.094% due 05/15/2023	800	798
Kinetic Concepts, Inc.
5.584% (LIBOR03M + 3.250%) due 02/02/2024 ~	8,146	8,171
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022 ~	1,998	1,926
Kronos, Inc.
5.358% (LIBOR03M + 3.000%) due 11/01/2023 ~	4,049	4,048
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~	3,035	3,018
Level 3 Financing, Inc.
4.334% (LIBOR03M + 2.250%) due 02/22/2024 ~	10,050	10,039
Lightstone Generation LLC
5.844% (LIBOR03M + 3.750%) due 01/30/2024 ~	4,131	4,156
LSF9 Cypress Holdings LLC
TBD% due 05/10/2025 «	3,150	3,144
LTF Merger Sub, Inc.
5.057% (LIBOR03M + 2.750%) due 06/10/2022 ~	4,713	4,711
Lucid Energy Group LLC
5.085% (LIBOR03M + 3.000%) due 02/17/2025 «~	1,222	1,213
MA FinanceCo. LLC
4.844% (LIBOR03M + 2.750%) due 06/21/2024 ~	965	959
MacDermid, Inc.
4.594% (LIBOR03M + 2.500%) due 06/07/2020 ~	1,440	1,441
5.094% (LIBOR03M + 3.000%) due 06/07/2023 ~	1,889	1,890
Mallinckrodt International Finance S.A.
5.086% (LIBOR03M + 2.750%) due 09/24/2024 ~	6,032	5,919
5.517% (LIBOR03M + 3.000%) due 02/24/2025 ~	2,594	2,557
McAfee LLC
6.594% (LIBOR03M + 4.500%) due 09/30/2024 ~	7,895	7,948
McDermott International, Inc.
7.094% (LIBOR03M + 5.000%) due 05/12/2025 ~	858	864
Meredith Corp.
5.094% (LIBOR03M + 3.000%) due 01/31/2025 ~	1,347	1,350
MGM Growth Properties Operating Partnership LP
4.094% (LIBOR03M + 2.000%) due 04/25/2023 ~	9,890	9,892
MH Sub LLC
5.835% (LIBOR03M + 3.750%) due 09/13/2024 ~	7,148	7,156
9.585% (LIBOR03M + 7.500%) due 09/15/2025 «~	2,050	2,065
Microchip Technology, Inc.
4.100% (LIBOR03M + 2.000%) due 05/29/2025 ~	8,200	8,220
Midas Intermediate Holdco LLC
5.084% due 08/18/2021	2,657	2,558
Mission Broadcasting, Inc.
4.482% (LIBOR03M + 2.500%) due 01/17/2024 ~	519	520
MPH Acquisition Holdings LLC
5.084% (LIBOR03M + 2.750%) due 06/07/2023 ~	9,784	9,738
MTN Infrastructure TopCo., Inc.
5.094% (LIBOR03M + 3.000%) due 11/15/2024 ~	5,860	5,880
Multi Color Corp.
4.344% (LIBOR03M + 2.250%) due 10/31/2024 ~	896	897
NeuStar, Inc.
4.594% (LIBOR03M + 2.500%) due 01/08/2020 ~	460	462
Nexstar Broadcasting, Inc.
4.482% (LIBOR03M + 2.500%) due 01/17/2024 ~	3,999	4,001
NFP Corp.
5.094% (LIBOR03M + 3.000%) due 01/08/2024 ~	7,233	7,197

NRG Energy, Inc.
4.084% (LIBOR03M + 1.750%) due 06/30/2023 ~	6,248	6,220
Numericable Group S.A.
4.844% (LIBOR03M + 2.750%) due 07/31/2025 ~	12,255	12,061
Oberthur Technologies S.A.
6.084% (LIBOR03M + 3.750%) due 01/10/2024 ~	2,568	2,558
ON Semiconductor Corp.
3.844% (LIBOR03M + 1.750%) due 03/31/2023 ~	3,001	3,003
Onex TSG Holdings Corp.
6.094% (LIBOR03M + 4.000%) due 07/31/2022 ~	2,003	1,995
Ortho-Clinical Diagnostics S.A.
5.336% (LIBOR03M + 3.250%) due 06/30/2025 ~	13,102	13,063
Parexel International Corp.
4.844% (LIBOR03M + 2.750%) due 09/27/2024 ~	2,481	2,471
Party City Holdings, Inc.
4.850% - 5.280% (LIBOR03M + 2.750%) due 08/19/2022 ~	1,771	1,772
Penn National Gaming, Inc.
4.594% (LIBOR03M + 2.500%) due 01/19/2024 ~	988	992
Petco Animal Supplies, Inc.
5.609% (LIBOR03M + 3.250%) due 01/26/2023 ~	1,368	991
PetSmart, Inc.
5.010% (LIBOR03M + 3.000%) due 03/11/2022 ~	6,092	5,061
Pharmerica Corp.
5.546% (LIBOR03M + 3.500%) due 12/06/2024 ~	1,995	1,995
Pinnacle Foods Finance LLC
3.751% (LIBOR03M + 1.750%) due 02/02/2024 ~	4,644	4,650
Plantronics, Inc.
TBD% due 05/30/2025	3,125	3,122
Playa Resorts Holding BV
4.840% (LIBOR03M + 2.750%) due 04/29/2024 ~	4,968	4,980
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025 ~	9,250	9,253
Post Holdings, Inc.
4.100% (LIBOR03M + 2.000%) due 05/24/2024 ~	3,871	3,862
PQ Corp.
4.594% (LIBOR03M + 2.500%) due 02/08/2025 ~	2,338	2,337
Prestige Brands, Inc.
4.094% (LIBOR03M + 2.000%) due 01/26/2024 ~	2,812	2,806
Prime Security Services Borrower LLC
4.844% (LIBOR03M + 2.750%) due 05/02/2022 ~	9,088	9,059
PSAV Holdings LLC
5.232% - 5.251% (LIBOR03M + 3.250%) due 03/01/2025 «~	11,197	11,099
Quikrete Holdings, Inc.
4.844% (LIBOR03M + 2.750%) due 11/15/2023 ~	6,868	6,849
Quintiles IMS, Inc.
4.334% (LIBOR03M + 2.000%) due 03/07/2024 ~	1,065	1,063
Rackspace Hosting, Inc.
5.363% (LIBOR03M + 3.000%) due 11/03/2023 ~	5,319	5,263
Realogy Corp.
4.296% (LIBOR03M + 2.250%) due 02/08/2025 ~	1,352	1,353
Red Ventures LLC
6.094% (LIBOR03M + 4.000%) due 11/08/2024 ~	7,915	7,967
Refresco Group BV
5.593% (LIBOR03M + 3.250%) due 03/28/2025 «~	3,350	3,367
Rexnord LLC
4.341% (LIBOR03M + 2.250%) due 08/21/2024 ~	1,909	1,909
Reynolds Group Holdings, Inc.
4.844% (LIBOR03M + 2.750%) due 02/05/2023 ~	5,863	5,862
Safe Fleet Holdings LLC
4.990% (LIBOR03M + 3.000%) due 02/01/2025 ~	2,868	2,847
Samsonite International S.A.
3.844% (LIBOR03M + 1.750%) due 04/18/2025 ~	2,200	2,185
SBA Senior Finance LLC
4.100% (LIBOR03M + 2.000%) due 04/11/2025 ~	5,310	5,292
Scientific Games International, Inc.
4.844% - 4.921% (LIBOR03M + 2.750%) due 08/14/2024 ~	12,190	12,158
Seattle Spinco, Inc.
4.844% (LIBOR03M + 2.750%) due 06/21/2024 ~	6,516	6,511
Select Medical Corp.
4.800% - 6.750% (LIBOR03M + 2.750%) due 03/01/2021 «~	987	986
Sequa Mezzanine Holdings LLC
7.046% (LIBOR03M + 5.000%) due 11/28/2021 ~	10,057	10,086
11.099% (LIBOR03M + 9.000%) due 04/28/2022 « ~	3,724	3,799
Serta Simmons Bedding LLC
5.530% - 5.808% (LIBOR03M + 3.500%) due 11/08/2023 ~	5,086	4,343
SIG Combibloc U.S. Acquisition, Inc.
4.844% (LIBOR03M + 2.750%) due 03/13/2022 ~	2,845	2,849
Sigma Bidco BV
TBD% due 02/23/2025	4,250	4,259
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024	12,450	12,447
Sinclair Television Group, Inc.
4.350% (LIBOR03M + 2.250%) due 01/03/2024 ~	2,182	2,181
SolarWinds Holdings, Inc.
5.094% (LIBOR03M + 3.000%) due 02/05/2024 ~	3,980	3,989

Sotera Health Holdings LLC
5.334% (LIBOR03M + 3.000%) due 05/15/2022 ~		4,662	4,686
Spectrum Brands, Inc.
4.085% - 4.363% (LIBOR03M + 2.000%) due 06/23/2022 ~		1,992	1,989
Sprint Communications, Inc.
4.625% (LIBOR03M + 2.500%) due 02/02/2024 ~		9,952	9,912
SS&C Technologies Holdings Europe SARL
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		2,435	2,441
SS&C Technologies, Inc.
4.594% (LIBOR03M + 2.500%) due 04/16/2025 ~		6,438	6,451
Stars Group Holdings BV
TBD% due 07/28/2025		10,125	10,074
Station Casinos LLC
4.600% (LIBOR03M + 2.500%) due 06/08/2023 ~		10,027	10,027
Syneos Health, Inc.
4.094% (LIBOR03M + 2.000%) due 08/01/2024 ~		2,997	2,989
Syniverse Holdings, Inc.
7.046% (LIBOR03M + 5.000%) due 03/09/2023 ~		7,157	7,161
TDC A/S
TBD% due 05/31/2025		2,900	2,897
Team Health Holdings, Inc.
4.844% (LIBOR03M + 2.750%) due 02/06/2024 ~		4,204	4,069
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	5,000	5,837
Telesat Canada
4.840% (LIBOR03M + 2.500%) due 11/17/2023 ~		$3,175	3,178
Tempo Acquisition LLC
5.094% (LIBOR03M + 3.000%) due 05/01/2024 ~		8,768	8,749
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023 ~		8,390	8,367
TI Group Automotive Systems LLC
4.594% (LIBOR03M + 2.500%) due 06/30/2022 ~		6,056	6,068
Titan Acquisition Ltd.
5.094% (LIBOR03M + 3.000%) due 03/28/2025 ~		4,289	4,236
Trans Union LLC
TBD% due 06/08/2025		4,050	4,042
4.094% (LIBOR03M + 2.000%) due 04/10/2023 ~		5,222	5,214
TransDigm, Inc.
4.594% (LIBOR03M + 2.500%) due 06/09/2023 ~		8,369	8,345
4.594% (LIBOR03M + 2.500%) due 05/30/2025 ~		8,830	8,801
Traverse Midstream Partners LLC
6.340% (LIBOR03M + 4.000%) due 09/27/2024 ~		2,314	2,319
Tribune Media Co.
5.094% (LIBOR03M + 3.000%) due 12/27/2020 ~		484	484
5.094% (LIBOR03M + 3.000%) due 01/27/2024 ~		1,033	1,032
Tronox Blocked Borrower LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		692	693
Tronox Finance LLC
5.094% (LIBOR03M + 3.000%) due 09/22/2024 ~		1,597	1,599
Truck Hero, Inc
TBD% - 6.080% (LIBOR03M + 3.750%) due 04/22/2024 «~		3,151	3,155
U.S. Foods, Inc.
4.094% (LIBOR03M + 2.000%) due 06/27/2023 ~		7,480	7,485
Unitymedia Finance LLC
4.323% (LIBOR03M + 2.250%) due 09/30/2025 ~		2,400	2,388
4.323% (LIBOR03M + 2.250%) due 01/15/2026 ~		2,450	2,441
Univar, Inc.
4.594% (LIBOR03M + 2.500%) due 07/01/2024 ~		3,482	3,480
Univision Communications, Inc.
4.844% (LIBOR03M + 2.750%) due 03/15/2024 ~		12,690	12,286
UPC Financing Partnership
4.573% (LIBOR03M + 2.500%) due 01/15/2026 ~		2,612	2,587
USI, Inc.
5.334% (LIBOR03M + 3.000%) due 05/16/2024 ~		7,900	7,864
USS Ultimate Holdings, Inc.
5.844% (LIBOR03M + 3.750%) due 08/25/2024 ~		3,821	3,832
Utility One Source LP
7.594% (LIBOR03M + 5.500%) due 04/18/2023 «~		3,928	4,031
Valeant Pharmaceuticals International, Inc.
4.982% (LIBOR03M + 3.000%) due 06/02/2025 ~		11,274	11,251
Vantiv LLC
3.787% (LIBOR03M + 1.750%) due 10/14/2023 ~		2,642	2,642
VFH Parent LLC
5.558% (LIBOR03M + 3.250%) due 12/30/2021 ~		387	391
Virgin Media Bristol LLC
4.573% (LIBOR03M + 2.500%) due 01/15/2026 ~		10,775	10,711
Vistra Energy Corp.
4.057% - 4.094% (LIBOR03M + 2.000%) due 12/31/2025 ~		2,075	2,063
Vizient, Inc.
4.844% (LIBOR03M + 2.750%) due 02/13/2023 ~		260	260
Wand Merger Corp.
TBD% due 04/27/2019		1,400	1,392
Welbilt, Inc.
4.844% (LIBOR03M + 2.750%) due 03/03/2023 «~		4,650	4,656
Westmoreland Coal Co.
TBD% due 05/31/2020		686	700
TBD% due 12/16/2020 ^(c)		3,344	841

WEX, Inc.
4.344% (LIBOR03M + 2.250%) due 06/30/2023 ~	4,410	4,417
Wilsonart LLC
5.590% (LIBOR03M + 3.250%) due 12/19/2023 ~	6,938	6,940
WR Grace & Co.
4.084% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,400	3,399
Wrangler Buyer Corp.
4.844% (LIBOR03M + 2.750%) due 09/27/2024 ~	3,954	3,957
Wyndham Destinations, Inc.
4.347% (LIBOR03M + 2.250%) due 05/30/2025 ~	1,900	1,897
Xerox Business Services LLC
TBD% - 5.094% (LIBOR03M + 2.500%) due 12/07/2023 ~	4,482	4,499
XPO Logistics, Inc.
4.091% (LIBOR03M + 2.000%) due 02/24/2025 ~	3,120	3,102
Ziggo Secured Finance Partnership
4.573% (LIBOR03M + 2.500%) due 04/15/2025 ~	4,275	4,236

Total Loan Participations and Assignments (Cost $1,190,033)		1,185,455

CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 1.1%
Aircastle Ltd.
5.000% due 04/01/2023	150	151
Blackstone CQP Holdco LP
6.000% due 08/18/2021	975	977
6.500% due 03/20/2021	2,100	2,110
CIT Group, Inc.
5.800% due 06/15/2022 •(f)	700	693
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,049
CyrusOne LP
5.000% due 03/15/2024	100	100
ESH Hospitality, Inc.
5.250% due 05/01/2025	650	629
FBM Finance, Inc.
8.250% due 08/15/2021	175	183
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	325	334
Freedom Mortgage Corp.
8.125% due 11/15/2024	175	170
8.250% due 04/15/2025	350	346
Icahn Enterprises LP
6.750% due 02/01/2024	100	101
Jefferies Finance LLC
7.250% due 08/15/2024	400	394
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	750	752
MGIC Investment Corp.
5.750% due 08/15/2023	450	461
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	250	233
4.500% due 01/15/2028	75	68
MPT Operating Partnership LP
5.000% due 10/15/2027	300	287
Navient Corp.
5.875% due 03/25/2021	550	560
6.625% due 07/26/2021	625	644
Oxford Finance LLC
6.375% due 12/15/2022	200	204
Provident Funding Associates LP
6.375% due 06/15/2025	200	195
Radian Group, Inc.
4.500% due 10/01/2024	100	97
SBA Communications Corp.
4.000% due 10/01/2022	475	457
Springleaf Finance Corp.
6.875% due 03/15/2025	900	895
Starwood Property Trust, Inc.
5.000% due 12/15/2021	150	152
Stearns Holdings LLC
9.375% due 08/15/2020	1,750	1,759
Tempo Acquisition LLC
6.750% due 06/01/2025	225	217
Wand Merger Corp.
8.125% due 07/15/2023 (a)	600	610

		14,828

INDUSTRIALS 6.0%
AECOM
5.125% due 03/15/2027	600	567
5.875% due 10/15/2024	565	585

Alliance Data Systems Corp.
5.875% due 11/01/2021	100	102
Allison Transmission, Inc.
4.750% due 10/01/2027	650	608
Altice Financing S.A.
7.500% due 05/15/2026	875	848
Altice France S.A.
6.000% due 05/15/2022	1,200	1,209
6.250% due 05/15/2024	350	341
7.375% due 05/01/2026	800	785
American Builders & Contractors Supply Co., Inc.
5.875% due 05/15/2026	1,075	1,063
ARD Finance S.A. (7.125% Cash or 7.875% PIK)
7.125% due 09/15/2023 (b)	1,000	1,005
Ardagh Packaging Finance PLC
4.625% due 05/15/2023	1,800	1,784
Ashtead Capital, Inc.
4.125% due 08/15/2025	675	633
Avantor, Inc.
6.000% due 10/01/2024	2,300	2,281
B&G Foods, Inc.
5.250% due 04/01/2025	850	803
Bausch Health Cos., Inc.
6.500% due 03/15/2022	225	234
7.000% due 03/15/2024	400	420
BBA U.S. Holdings, Inc.
5.375% due 05/01/2026	100	101
BC Unlimited Liability Co.
4.250% due 05/15/2024	775	738
5.000% due 10/15/2025	1,700	1,617
BCD Acquisition, Inc.
9.625% due 09/15/2023	300	321
Beacon Roofing Supply, Inc.
4.875% due 11/01/2025	450	418
6.375% due 10/01/2023	100	104
Berry Global, Inc.
4.500% due 02/15/2026	50	47
Boise Cascade Co.
5.625% due 09/01/2024	100	101
Builders FirstSource, Inc.
5.625% due 09/01/2024	500	489
Camelot Finance S.A.
7.875% due 10/15/2024	225	226
CBS Radio, Inc.
7.250% due 11/01/2024	500	479
CCO Holdings LLC
5.125% due 05/01/2023	1,250	1,237
5.875% due 04/01/2024	650	655
Centene Corp.
5.375% due 06/01/2026	275	279
Cequel Communications Holdings LLC
7.500% due 04/01/2028	700	712
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	250	261
7.000% due 06/30/2024	400	437
Chobani LLC
7.500% due 04/15/2025	150	145
Churchill Downs, Inc.
4.750% due 01/15/2028	100	93
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	1,000	1,025
Community Health Systems, Inc.
6.250% due 03/31/2023	600	552
8.625% due 01/15/2024 (a)	1,050	1,055
Continental Resources, Inc.
4.375% due 01/15/2028	225	224
Core & Main LP
6.125% due 08/15/2025	325	310
Cott Holdings, Inc.
5.500% due 04/01/2025	1,025	999
Crown Americas LLC
4.250% due 09/30/2026	550	505
4.750% due 02/01/2026	825	786
DAE Funding LLC
4.500% due 08/01/2022	450	438
5.000% due 08/01/2024	675	650
Dell International LLC
5.450% due 06/15/2023	950	995
6.020% due 06/15/2026	300	316
7.125% due 06/15/2024	125	133
Diamond Resorts International, Inc.
7.750% due 09/01/2023	850	888
DISH DBS Corp.
5.875% due 07/15/2022	1,000	944
DKT Finance ApS 9.375% due 06/17/2023 (a)	500	507

Eagle Holding Co. LLC (7.625% Cash or 8.375% PIK)
7.625% due 05/15/2022 (b)	100	101
Eagle Intermediate Global Holding BV
7.500% due 05/01/2025	200	200
Endo Finance LLC
5.750% due 01/15/2022	2,025	1,822
Energizer Gamma Acquisition, Inc.
6.375% due 07/15/2026 (a)	200	204
Energy Transfer Partners LP
5.875% due 03/01/2022	675	714
EW Scripps Co.
5.125% due 05/15/2025	300	282
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	250	240
Fair Isaac Corp.
5.250% due 05/15/2026	100	101
Gartner, Inc.
5.125% due 04/01/2025	100	100
GFL Environmental, Inc.
5.625% due 05/01/2022	150	145
GLP Capital LP
5.250% due 06/01/2025	375	377
5.750% due 06/01/2028	325	329
Gray Television, Inc.
5.125% due 10/15/2024	650	622
Gulfport Energy Corp.
6.000% due 10/15/2024	225	218
6.375% due 05/15/2025	425	415
HD Supply, Inc.
5.750% due 04/15/2024 ×	200	210
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	225	219
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	225	215
5.125% due 05/01/2026	1,100	1,086
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	500	489
Hologic, Inc.
4.375% due 10/15/2025	100	96
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	200	192
IHS Markit Ltd.
4.000% due 03/01/2026	225	216
Indigo Natural Resources LLC
6.875% due 02/15/2026	325	316
Ingevity Corp.
4.500% due 02/01/2026	75	71
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	675	676
Jeld-Wen, Inc.
4.625% due 12/15/2025	725	692
Kinetic Concepts, Inc.
7.875% due 02/15/2021	250	254
KLX, Inc.
5.875% due 12/01/2022	650	678
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025	50	52
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	500	451
Lamar Media Corp.
5.750% due 02/01/2026	100	102
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	225	220
Land O’ Lakes, Inc.
6.000% due 11/15/2022	250	266
Level 3 Financing, Inc.
5.250% due 03/15/2026	500	477
LifePoint Health, Inc.
5.375% due 05/01/2024	500	483
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022	1,000	905
Matterhorn Merger Sub LLC
8.500% due 06/01/2026	1,100	1,064
MGM Resorts International
4.625% due 09/01/2026	875	814
5.750% due 06/15/2025	675	678
Mueller Water Products, Inc.
5.500% due 06/15/2026	750	757
Multi-Color Corp.
4.875% due 11/01/2025	75	70
Murphy Oil Corp.
6.875% due 08/15/2024	150	158
Murphy Oil USA, Inc.
5.625% due 05/01/2027	200	196
6.000% due 08/15/2023	750	771

NCL Corp. Ltd.
4.750% due 12/15/2021		383	383
Netflix, Inc.
4.375% due 11/15/2026		800	752
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		325	314
Olin Corp.
5.000% due 02/01/2030		100	95
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		400	388
4.500% due 03/15/2023		1,175	1,119
5.250% due 08/15/2022		250	248
Park-Ohio Industries, Inc.
6.625% due 04/15/2027		150	153
Penn National Gaming, Inc.
5.625% due 01/15/2027		100	95
Performance Food Group, Inc.
5.500% due 06/01/2024		125	124
PetSmart, Inc.
5.875% due 06/01/2025		375	290
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		350	325
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024		125	130
Pisces Midco, Inc.
8.000% due 04/15/2026		2,000	1,934
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	510
Post Holdings, Inc.
5.500% due 03/01/2025		250	245
5.625% due 01/15/2028		300	282
5.750% due 03/01/2027		250	242
PQ Corp.
6.750% due 11/15/2022		200	211
Precision Drilling Corp.
7.750% due 12/15/2023		300	317
Prime Security Services Borrower LLC
9.250% due 05/15/2023		527	564
Radiate Holdco LLC
6.875% due 02/15/2023		250	241
RBS Global, Inc.
4.875% due 12/15/2025		475	449
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,454	1,461
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021		500	496
Scientific Games International, Inc.
3.375% due 02/15/2026	EUR	100	111
5.000% due 10/15/2025		$1,375	1,313
ServiceMaster Co. LLC
5.125% due 11/15/2024		1,250	1,216
Sigma Holdco BV
5.750% due 05/15/2026	EUR	650	713
7.875% due 05/15/2026		$550	518
Simmons Foods, Inc.
5.750% due 11/01/2024		100	87
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)		250	251
SPX FLOW, Inc.
5.625% due 08/15/2024		475	474
Standard Industries, Inc.
4.750% due 01/15/2028		393	363
5.375% due 11/15/2024		900	893
5.500% due 02/15/2023		375	383
Stars Group Holdings BV
7.000% due 07/15/2026 (a)		375	380
Station Casinos LLC
5.000% due 10/01/2025		150	141
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025		200	188
Symantec Corp.
5.000% due 04/15/2025		150	146
T-Mobile USA, Inc.
4.000% due 04/15/2022		1,700	1,687
5.125% due 04/15/2025		1,025	1,033
Team Health Holdings, Inc.
6.375% due 02/01/2025		375	324
Teleflex, Inc.
4.625% due 11/15/2027		75	71
Tempur Sealy International, Inc.
5.500% due 06/15/2026		550	533
Tenet Healthcare Corp.
5.125% due 05/01/2025		100	95
Tennant Co.
5.625% due 05/01/2025		225	224

Teva Pharmaceutical Finance Netherlands BV
6.750% due 03/01/2028 (g)	250	255
TopBuild Corp.
5.625% due 05/01/2026	175	168
TriMas Corp.
4.875% due 10/15/2025	275	262
Triumph Group, Inc.
7.750% due 08/15/2025	300	298
TTM Technologies, Inc.
5.625% due 10/01/2025	100	98
U.S. Foods, Inc.
5.875% due 06/15/2024	450	460
United Rentals North America, Inc.
4.875% due 01/15/2028	1,400	1,304
Valeant Pharmaceuticals International, Inc.
8.500% due 01/31/2027	550	560
9.250% due 04/01/2026	425	443
Valvoline, Inc.
4.375% due 08/15/2025	175	163
ViaSat, Inc.
5.625% due 09/15/2025	225	213
Viking Cruises Ltd.
5.875% due 09/15/2027	200	189
VOC Escrow Ltd.
5.000% due 02/15/2028	200	190
West Street Merger Sub, Inc.
6.375% due 09/01/2025	375	360
Western Digital Corp.
4.750% due 02/15/2026	1,825	1,778
Wind Tre SpA
5.000% due 01/20/2026	100	80
Wynn Las Vegas LLC
5.250% due 05/15/2027	725	679
XPO Logistics, Inc.
6.125% due 09/01/2023	150	154

		80,965

UTILITIES 0.5%
Blue Racer Midstream LLC
6.125% due 11/15/2022	500	508
6.625% due 07/15/2026	300	298
Frontier Communications Corp.
10.500% due 09/15/2022	300	274
Genesis Energy LP
5.625% due 06/15/2024	800	752
6.750% due 08/01/2022	775	787
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	254
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,987
Sprint Corp.
7.125% due 06/15/2024	1,000	1,012
7.875% due 09/15/2023	500	520
Transocean Phoenix Ltd.
7.750% due 10/15/2024	298	320
Transocean Proteus Ltd.
6.250% due 12/01/2024	255	258

		6,970

Total Corporate Bonds & Notes (Cost $104,484)		102,763

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
1.906% due 08/02/2018 - 09/06/2018 (d)(e)(j)	394	393

Total Short-Term Instruments (Cost $393)		393

Total Investments in Securities (Cost $1,294,910)		1,288,611

	SHARES
INVESTMENTS IN AFFILIATES 10.4%
SHORT-TERM INSTRUMENTS 10.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%
PIMCO Short-Term Floating NAV Portfolio III	14,313,721	141,505

Total Short-Term Instruments (Cost $141,470)		141,505

Total Investments in Affiliates (Cost $141,470)		141,505

Total Investments 105.2% (Cost $1,436,380)		$1,430,116
Financial Derivative Instruments (h)(i) (0.0)% (Cost or Premiums, net $6,211)		(493)
Other Assets and Liabilities, net (5.2)%		(70,491)

Net Assets 100.0%		$1,359,132

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other FInancing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BRC	1.150%	06/18/2018	TBD	(2)	$(260)	$(260)

Total Reverse Repurchase Agreements						$(260)

(g)	Securities with an aggregate market value of $255 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(65) at a weighted average interest rate of 0.977%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$80,957	$5,642	$215	$5,857	$172	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	14,000	844	(4)	840	6	0

					$6,486	$211	$6,697	$178	$0

Total Swap Agreements					$6,486	$211	$6,697	$178	$0

Cash of $4,898 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount [o]f the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	EUR	12,888	$	14,948	$0	$(102)
SSB	07/2018	$	15,003	EUR	12,888	48	0
	08/2018	EUR	12,888	$	15,036	0	(47)

Total Forward Foreign Currency Contracts						$48	$(149)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR less a specified spread	Maturity	03/20/2019	$12,500	$(66)	$(73)	$0	$(139)
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2019	37,500	(197)	(219)	0	(416)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,325	(12)	(3)	0	(15)

								$(275)	$(295)	$0	$(570)

Total Swap Agreements								$(275)	$(295)	$0	$(570)

(j)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$12,039	$1,103,996	$69,420	$1,185,455
Corporate Bonds & Notes
Banking & Finance	0	14,828	0	14,828
Industrials	0	80,965	0	80,965
Utilities	0	6,970	0	6,970
Short-Term Instruments
U.S. Treasury Bills	0	393	0	393
	$12,039	$1,207,152	$69,420	$1,288,611

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$141,505	$0	$0	$141,505

Total Investments	$153,544	$1,207,152	$69,420	$1,430,116

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	178	0	178
Over the counter	0	48	0	48
	$0	$226	$0	$226

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(719)	$0	$(719)

Total Financial Derivative Instruments	$0	$(493)	$0	$(493)

Totals	$153,544	$1,206,659	$69,420	$1,429,623

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$47,950	$26,011	$(4,790)	$3	$(10)	$(16)	$28,932	$(28,660)	$69,420	$103

Totals	$47,950	$26,011	$(4,790)	$3	$(10)	$(16)	$28,932	$(28,660)	$69,420	$103

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,092	Proxy Pricing	Base Price	99.250
	68,328	Third Party Vendor	Broker Quote	99.125 - 102.625

Total	$69,420

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0% ¤
CORPORATE BONDS & NOTES 54.0%
BANKING & FINANCE 32.1%
ABN AMRO Bank NV
2.100% due 01/18/2019	$10,025	$9,999
2.995% (US0003M + 0.640%) due 01/18/2019 ~	17,300	17,355
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	3,000	3,000
AerCap Ireland Capital DAC
3.750% due 05/15/2019	2,705	2,722
Air Lease Corp.
2.625% due 09/04/2018	4,000	3,999
3.375% due 01/15/2019	6,416	6,429
Allstate Corp.
2.764% (US0003M + 0.430%) due 03/29/2021 ~	900	901
American Express Credit Corp.
2.684% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,614
American Honda Finance Corp.
2.611% (US0003M + 0.280%) due 11/19/2018 ~	1,250	1,251
2.955% (US0003M + 0.600%) due 10/18/2018 ~	10,000	10,008
American Tower Corp.
3.400% due 02/15/2019	2,160	2,166
Athene Global Funding
2.875% due 10/23/2018	16,217	16,215
3.499% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,660
Australia & New Zealand Banking Group Ltd.
2.881% (US0003M + 0.550%) due 02/20/2019 ~	18,000	18,010
AvalonBay Communities, Inc.
2.778% (US0003M + 0.430%) due 01/15/2021 ~	1,800	1,800
Aviation Capital Group LLC
2.875% due 09/17/2018	6,540	6,541
Bangkok Bank PCL
3.300% due 10/03/2018	12,140	12,147
Bank of Nova Scotia
1.950% due 01/15/2019	5,000	4,982
Barclays Bank PLC
2.913% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,006
Barclays PLC
2.750% due 11/08/2019	3,600	3,574
BNP Paribas S.A.
3.309% (US0003M + 0.950%) due 07/30/2018 ~	20,000	20,014
Citibank N.A.
2.595% (US0003M + 0.260%) due 09/18/2019 ~	5,000	5,002
Citigroup, Inc.
3.239% (US0003M + 0.880%) due 07/30/2018 ~	3,200	3,202
Commonwealth Bank of Australia
3.153% (US0003M + 0.790%) due 11/02/2018 ~	190	190
Credit Agricole S.A.
3.148% (US0003M + 0.800%) due 04/15/2019 ~	8,245	8,283
Danske Bank A/S
2.831% (US0003M + 0.510%) due 03/02/2020 ~	1,200	1,203
DBS Group Holdings Ltd.
2.246% due 07/16/2019	2,500	2,482
Dexia Credit Local S.A.
2.250% due 01/30/2019	8,000	7,986
2.250% due 02/18/2020	7,000	6,931
2.500% due 01/25/2021	4,900	4,841
Discover Bank
2.600% due 11/13/2018	17,151	17,143
Erste Abwicklungsanstalt
2.537% (US0003M + 0.210%) due 03/09/2020 ~	25,000	25,080
First Abu Dhabi Bank PJSC
3.000% due 08/13/2019	10,000	10,005
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	9,860	9,854
2.875% due 10/01/2018	5,000	5,001
3.911% (US0003M + 1.580%) due 01/08/2019 ~	5,000	5,032
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,000	992
2.400% due 05/09/2019	18,420	18,338
3.100% due 01/15/2019	3,000	3,003
3.582% (US0003M + 1.270%) due 10/04/2019 ~	500	505
4.408% (US0003M + 2.060%) due 01/15/2019 ~	7,759	7,831

Goldman Sachs Group, Inc.
3.443% (US0003M + 1.100%) due 11/15/2018 ~	30,000	30,114
Harley-Davidson Financial Services, Inc.
2.671% (US0003M + 0.350%) due 03/08/2019 ~	1,300	1,302
HSBC USA, Inc.
2.965% (US0003M + 0.610%) due 11/13/2019 ~	4,800	4,823
3.133% (US0003M + 0.770%) due 08/07/2018 ~	3,750	3,753
3.215% (US0003M + 0.880%) due 09/24/2018 ~	3,000	3,005
HSH Portfoliomanagement AoeR
2.661% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,028
2.665% (US0003M + 0.330%) due 09/18/2020 ~	10,000	10,015
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	12,752	13,205
ICICI Bank Ltd.
3.441% (US0003M + 1.120%) due 12/04/2018 ~	8,000	8,001
3.500% due 03/18/2020	3,900	3,881
4.800% due 05/22/2019	6,350	6,436
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	4,750	4,768
ING Bank NV
2.050% due 08/17/2018	10,000	9,994
3.101% (US0003M + 0.780%) due 08/17/2018 ~	500	501
3.462% (US0003M + 1.130%) due 03/22/2019 ~	1,070	1,077
International Lease Finance Corp.
5.875% due 04/01/2019	20,515	20,939
6.250% due 05/15/2019	8,532	8,750
7.125% due 09/01/2018	11,149	11,222
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,050	9,051
Itau CorpBanca
2.570% due 01/11/2019	5,100	5,099
Jackson National Life Global Funding
2.735% (US0003M + 0.380%) due 02/13/2019 ~	6,014	6,025
2.807% (US0003M + 0.380%) due 06/11/2021 ~	1,000	1,002
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~	35,000	35,020
JPMorgan Chase & Co.
3.317% (US0003M + 0.955%) due 01/23/2020 ~	1,000	1,012
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~	15,000	15,000
Krung Thai Bank PCL
2.250% due 09/11/2018	9,210	9,194
Lloyds Bank PLC
2.050% due 01/22/2019	5,000	4,986
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~	16,200	16,202
Macquarie Bank Ltd.
2.600% due 06/24/2019	16,000	15,954
2.662% (US0003M + 0.350%) due 04/04/2019 ~	840	840
3.528% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,513
Macquarie Group Ltd.
3.000% due 12/03/2018	12,243	12,256
Metropolitan Life Global Funding
1.950% due 12/03/2018	3,663	3,655
Mitsubishi UFJ Financial Group, Inc.
3.150% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,015
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	2,000	1,975
3.137% (US0003M + 0.775%) due 07/23/2019 ~	10,800	10,842
3.256% (US0003M + 0.925%) due 02/20/2019 ~	1,000	1,004
Mizuho Bank Ltd.
2.450% due 04/16/2019	26,000	25,922
2.650% due 09/25/2019	3,000	2,985
Mizuho Securities USA LLC
2.986% (US0003M + 0.650%) due 06/28/2019 ~	2,480	2,489
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~	12,600	12,628
3.102% (US0003M + 0.740%) due 07/23/2019 ~	2,500	2,513
MUFG Bank Ltd
2.150% due 09/14/2018	1,100	1,099
2.300% due 03/10/2019	6,370	6,348
2.350% due 09/08/2019	9,200	9,129
3.356% (US0003M + 1.020%) due 09/14/2018 ~	4,300	4,308
National Bank of Canada
2.953% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,198
New York Life Global Funding
2.462% (US0003M + 0.100%) due 01/21/2020 ~	24,000	24,014
Nissan Motor Acceptance Corp.
2.726% (US0003M + 0.390%) due 09/28/2020 ~	6,310	6,316
2.732% (US0003M + 0.390%) due 07/13/2020 ~	3,750	3,756
2.853% (US0003M + 0.520%) due 09/13/2019 •	6,000	6,023
3.331% (US0003M + 1.010%) due 03/08/2019 •	6,700	6,741
Nomura Holdings, Inc.
2.750% due 03/19/2019	10,540	10,539
NRW Bank
2.396% (US0003M + 0.060%) due 06/14/2019 ~	10,000	10,005

NTT Finance Corp.
2.864% (US0003M + 0.530%) due 06/29/2020 ~	19,300	19,378
Protective Life Global Funding
2.762% (US0003M + 0.420%) due 03/29/2019 ~	950	951
Prudential Financial, Inc.
3.123% (US0003M + 0.780%) due 08/15/2018 ~	341	341
QNB Finance Ltd.
2.750% due 10/31/2018	23,035	23,028
Reliance Standard Life Global Funding
2.150% due 10/15/2018	13,030	13,011
2.500% due 04/24/2019	6,000	5,979
2.500% due 01/15/2020	1,500	1,485
Santander UK PLC
2.000% due 08/24/2018	10,000	9,992
2.500% due 03/14/2019	27,370	27,318
3.816% (US0003M + 1.480%) due 03/14/2019 ~	2,000	2,017
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018	5,000	4,995
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,167	2,171
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019	2,500	2,493
2.903% (US0003M + 0.570%) due 09/13/2019 ~	2,700	2,713
Standard Chartered PLC
3.461% (US0003M + 1.130%) due 08/19/2019 ~	7,500	7,567
State Bank of India
3.622% due 04/17/2019	8,540	8,555
Sumitomo Mitsui Banking Corp.
2.092% due 10/18/2019	4,000	3,952
2.665% (US0003M + 0.310%) due 10/18/2019 ~	27,800	27,838
Sumitomo Mitsui Financial Group, Inc.
3.119% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,808
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	687	684
2.766% (US0003M + 0.440%) due 09/19/2019 ~	2,600	2,604
2.824% (US0003M + 0.510%) due 03/06/2019 ~	27,273	27,323
2.950% due 09/14/2018	3,000	3,003
3.265% (US0003M + 0.910%) due 10/18/2019 ~	6,950	7,007
Svenska Handelsbanken AB
2.500% due 01/25/2019	10,000	9,990
2.825% (US0003M + 0.490%) due 06/17/2019 ~	24,400	24,482
Swedbank AB
3.049% (US0003M + 0.680%) due 11/01/2018 ~	17,200	17,221
Synchrony Financial
2.600% due 01/15/2019	13,029	13,006
Toyota Motor Credit Corp.
2.696% (US0003M + 0.370%) due 03/12/2020 ~	5,000	5,020
UBS AG
2.639% due 12/07/2018 •	3,800	3,804
2.639% (US0003M + 0.320%) due 05/28/2019 ~	16,500	16,523
2.780% (US0003M + 0.480%) due 12/01/2020 ~	8,650	8,655
VEREIT Operating Partnership LP
3.000% due 02/06/2019	11,880	11,876
WEA Finance LLC
2.700% due 09/17/2019	5,000	4,980
Wells Fargo & Co.
2.150% due 01/15/2019	7,000	6,977
Woori Bank
2.875% due 10/02/2018	1,500	1,500

		1,074,016

INDUSTRIALS 17.6%
Amgen, Inc.
2.673% (US0003M + 0.320%) due 05/10/2019 ~	3,994	4,003
Anheuser-Busch InBev Worldwide, Inc.
3.048% (US0003M + 0.690%) due 08/01/2018 ~	343	343
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	1,965	1,964
Anthem, Inc.
2.250% due 08/15/2019	3,800	3,769
Baidu, Inc.
2.750% due 06/09/2019	3,000	2,989
3.250% due 08/06/2018	10,965	10,973
BAT Capital Corp.
2.945% due 08/14/2020 •	18,950	19,019
3.223% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,464
Bayer U.S. Finance LLC
2.375% due 10/08/2019	11,000	10,909
2.965% (US0003M + 0.630%) due 06/25/2021 ~	3,800	3,809
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	3,000	2,960
2.170% due 08/05/2019	5,300	5,259
2.369% due 09/10/2018	4,900	4,897
2.903% (US0003M + 0.540%) due 08/04/2020 ~	14,500	14,538
3.105% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,000

3.131% due 03/03/2022 •	12,800	12,887
3.186% (US0003M + 0.850%) due 09/14/2021 ~	4,000	4,043
3.432% (US0003M + 1.070%) due 04/23/2021 ~	1,500	1,525
Chevron Corp.
2.753% (US0003M + 0.410%) due 11/15/2019 ~	1,000	1,006
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	2,000	2,003
CNPC General Capital Ltd.
2.750% due 05/14/2019	4,000	3,986
CVS Health Corp.
1.900% due 07/20/2018	900	900
2.957% (US0003M + 0.630%) due 03/09/2020 ~	12,900	12,953
Daimler Finance North America LLC
2.753% (US0003M + 0.390%) due 05/04/2020 ~	9,800	9,799
2.893% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,406
2.979% (US0003M + 0.620%) due 10/30/2019 ~	17,550	17,638
3.218% (US0003M + 0.860%) due 08/01/2018 ~	2,000	2,002
Dell International LLC
3.480% due 06/01/2019	33,954	34,047
Deutsche Telekom International Finance BV
2.776% (US0003M + 0.450%) due 09/19/2019 ~	14,000	14,037
Diageo Capital PLC
2.566% (US0003M + 0.240%) due 05/18/2020 ~	2,000	2,001
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,499
eBay, Inc.
2.838% (US0003M + 0.480%) due 08/01/2019 ~	3,170	3,177
Energy Transfer Partners LP
6.700% due 07/01/2018	4,250	4,250
9.000% due 04/15/2019	6,800	7,112
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,286
2.800% due 11/01/2018	10,495	10,494
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,500	1,537
GATX Corp.
2.500% due 03/15/2019	3,500	3,492
General Dynamics Corp.
2.646% (US0003M + 0.290%) due 05/11/2020 ~	11,000	11,030
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~	3,200	3,206
Gilead Sciences, Inc.
2.545% (US0003M + 0.220%) due 03/20/2019 ~	11,000	11,006
2.575% (US0003M + 0.250%) due 09/20/2019 ~	5,371	5,377
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	11,137	11,154
4.251% (US0003M + 1.930%) due 10/05/2018 ~	1,000	1,004
Hyundai Capital America
2.400% due 10/30/2018	13,437	13,418
2.500% due 03/18/2019	3,000	2,987
2.550% due 02/06/2019	3,825	3,812
2.550% due 04/03/2020	4,000	3,933
2.875% due 08/09/2018	7,512	7,511
Imperial Brands Finance PLC
2.050% due 07/20/2018	11,045	11,043
Japan Tobacco, Inc.
2.100% due 07/23/2018	26,164	26,162
KazMunayGas National Co. JSC
9.125% due 07/02/2018	4,000	4,000
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,200	1,200
2.789% (US0003M + 0.420%) due 08/09/2019 ~	3,320	3,322
2.923% (US0003M + 0.570%) due 02/10/2021 ~	8,100	8,112
LyondellBasell Industries NV
5.000% due 04/15/2019	4,896	4,945
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	15,000	15,066
Mitsubishi Corp.
2.875% due 07/18/2018	5,908	5,909
Newell Brands, Inc.
2.150% due 10/15/2018	6,000	5,987
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	1,300	1,319
Oil India Ltd.
3.875% due 04/17/2019	1,390	1,394
ONGC Videsh Ltd.
3.250% due 07/15/2019	3,500	3,494
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	5,205	5,206
Petroleos Mexicanos
3.500% due 07/18/2018	3,720	3,724
4.375% (US0003M + 2.020%) due 07/18/2018 ~	6,459	6,479
Phillips 66
2.998% (US0003M + 0.650%) due 04/15/2019 ~	4,710	4,712
QUALCOMM, Inc.
2.100% due 05/20/2020	3,600	3,598

Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,593
RELX Capital, Inc.
8.625% due 01/15/2019	4,151	4,275
Reynolds American, Inc.
8.125% due 06/23/2019	12,254	12,848
SES Global Americas Holdings GP
2.500% due 03/25/2019	1,650	1,643
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	5,000	4,925
SK Broadband Co. Ltd.
2.875% due 10/29/2018	5,310	5,307
Sky PLC
9.500% due 11/15/2018	8,000	8,191
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	9,500	9,548
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	1,500	1,543
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	3,000	3,001
Time Warner Cable LLC
6.750% due 07/01/2018	25,100	25,100
8.250% due 04/01/2019	2,974	3,085
8.750% due 02/14/2019	4,900	5,064
Total Capital International S.A.
2.923% (US0003M + 0.570%) due 08/10/2018 ~	1,500	1,501
Toyota Finance Australia Ltd.
1.390% due 08/22/2018	7,251	7,237
1.570% due 07/20/2018	2,693	2,693
Toyota Motor Finance Netherlands BV
2.576% (US0003M + 0.250%) due 12/12/2019 ~	21,000	21,040
Tyson Foods, Inc.
2.650% due 08/15/2019	5,000	4,981
2.768% (US0003M + 0.450%) due 05/30/2019 ~	5,000	5,007
2.781% (US0003M + 0.450%) due 08/21/2020 ~	4,000	4,001
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	2,968	2,945
2.450% due 11/20/2019	1,820	1,800
Volkswagen International Finance NV
2.125% due 11/20/2018	2,200	2,195
Western Gas Partners LP
2.600% due 08/15/2018	6,600	6,597

		590,206

UTILITIES 4.3%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	8,000	8,037
3.298% (US0003M + 0.950%) due 07/15/2021 ~	7,000	7,070
BellSouth Corp.
4.333% due 04/26/2021	9,300	9,399
BP Capital Markets PLC
2.705% (US0003M + 0.350%) due 08/14/2018 ~	1,535	1,536
2.969% (US0003M + 0.630%) due 09/26/2018 ~	11,450	11,468
British Telecommunications PLC
2.350% due 02/14/2019	4,780	4,767
Dominion Energy, Inc.
1.500% due 09/30/2018	6,120	6,103
2.930% (US0003M + 0.600%) due 05/15/2020 ~	8,200	8,209
Duke Energy Corp.
2.830% due 05/14/2021 ~	11,700	11,701
Electricite de France S.A.
4.600% due 01/27/2020	800	818
6.500% due 01/26/2019	4,000	4,083
HKCG Finance Ltd.
6.250% due 08/07/2018	8,025	8,049
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	4,700	4,798
Israel Electric Corp. Ltd.
7.700% due 07/15/2018	1,611	1,614
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,415	1,413
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	4,000	3,996
Metropolitan Edison Co.
7.700% due 01/15/2019	737	755
Nevada Power Co.
6.500% due 08/01/2018	3,000	3,009
Orange S.A.
2.750% due 02/06/2019	2,500	2,499
PacifiCorp
5.500% due 01/15/2019	3,000	3,045
Sempra Energy
2.598% (US0003M + 0.250%) due 07/15/2019 ~	15,900	15,906
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	1,070	1,061

2.500% due 10/17/2018	600	599
2.750% due 04/10/2019	5,400	5,385
3.257% (US0003M + 0.920%) due 04/10/2019 ~	9,200	9,230
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~	2,000	2,001
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	6,500	6,480

		143,031

Total Corporate Bonds & Notes (Cost $1,807,010)		1,807,253

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2013
2.101% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,052
California State General Obligation Bonds, Series 2017
2.781% (US0001M + 0.780%) due 04/01/2047 ~	6,000	6,040

		11,092

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.508% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	7,090

Total Municipal Bonds & Notes (Cost $18,000)		18,182

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
2.257% (LIBOR01M + 0.350%) due 11/25/2044 - 12/25/2044 ~ (c)	51,259	51,279
2.257% (LIBOR01M + 0.350%) due 09/25/2055 ~	7,243	7,252
2.357% (LIBOR01M + 0.450%) due 07/25/2046 ~ (c)	8,026	7,997
2.391% (LIBOR01M + 0.300%) due 04/25/2036 - 06/25/2042 ~	3,131	3,125
2.441% (LIBOR01M + 0.350%) due 07/25/2036 - 06/25/2043 ~	421	421
2.491% (LIBOR01M + 0.400%) due 02/25/2042 ~	826	831
2.541% (LIBOR01M + 0.450%) due 04/25/2039 ~	512	516
2.591% (LIBOR01M + 0.500%) due 02/25/2042 ~	863	866
2.611% (LIBOR01M + 0.520%) due 03/25/2042 ~	296	300
2.631% (LIBOR01M + 0.540%) due 07/25/2037 ~	128	129
2.641% (LIBOR01M + 0.550%) due 09/25/2041 - 10/25/2041 ~	408	414
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~	410	418
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	548	557
3.712% (US0012M + 1.731%) due 05/01/2038 ~	10,046	10,591
Freddie Mac
2.227% due 05/15/2038 ~	2,441	2,438
2.237% (LIBOR01M + 0.330%) due 05/15/2041 ~	2,458	2,457
2.247% (LIBOR01M + 0.340%) due 06/15/2040 ~	5,828	5,819
2.257% (LIBOR01M + 0.350%) due 10/15/2037 - 06/15/2038 ~	46,651	46,641
2.257% due 08/15/2042 - 09/15/2044 ~ (c)	25,955	25,919
2.351% (LIBOR01M + 0.350%) due 09/25/2021 ~	2,504	2,507
2.373% (LIBOR01M + 0.300%) due 04/15/2037 ~	581	579
2.403% (LIBOR01M + 0.330%) due 07/15/2037 ~	582	581
2.473% (LIBOR01M + 0.400%) due 03/15/2040 - 11/15/2043 ~	1,204	1,207
2.573% (LIBOR01M + 0.500%) due 08/15/2041 ~	27	27
2.593% (LIBOR01M + 0.520%) due 12/15/2041 ~	706	714
2.623% (LIBOR01M + 0.550%) due 09/15/2037 - 11/15/2041 ~	1,119	1,129
2.653% (LIBOR01M + 0.580%) due 07/15/2037 ~	672	679
2.673% (LIBOR01M + 0.600%) due 11/15/2037 ~	125	126
3.023% (LIBOR01M + 0.950%) due 01/15/2032 ~	295	303
3.073% (LIBOR01M + 1.000%) due 01/15/2039 ~	78	80
3.482% (LIBOR01M + 1.500%) due 05/15/2033 ~	332	342
Ginnie Mae
2.117% (US0001M + 0.200%) due 06/20/2066 ~	4,075	4,073
2.287% (US0001M + 0.370%) due 10/20/2066 ~	1,115	1,116
2.394% (LIBOR01M + 0.310%) due 04/20/2037 ~	1,951	1,951
2.417% (US0001M + 0.500%) due 12/20/2060 - 03/20/2065 ~	1,073	1,075
2.484% (LIBOR01M + 0.400%) due 06/20/2039 ~	251	251
2.487% (US0001M + 0.570%) due 04/20/2062 ~	1,013	1,017
2.500% due 09/20/2067 ~	1,709	1,773
2.597% (US0001M + 0.680%) due 08/20/2061 ~	4,085	4,095
2.617% (US0001M + 0.700%) due 10/20/2065 ~	2,860	2,868
2.667% due 08/20/2067 ~	1,811	1,842
2.687% (US0001M + 0.770%) due 02/20/2066 ~	1,504	1,512
2.717% (US0001M + 0.800%) due 05/20/2066 ~	5,309	5,388
4.570% due 09/20/2066 ~	5,502	6,063
NCUA Guaranteed Notes
2.373% (LIBOR01M + 0.450%) due 01/08/2020 ~	2,378	2,382
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~	1,265	1,272

Total U.S. Government Agencies (Cost $212,852)		212,922

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Notes
2.250% due 03/31/2020 (c)	184,800	183,977

Total U.S. Treasury Obligations (Cost $184,562)		183,977

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Citigroup Commercial Mortgage Trust
3.223% due 09/15/2027 •	5,830	5,833
Silverstone Master Issuer PLC
2.912% (US0003M + 0.550%) due 01/21/2070 ~	5,000	5,015
Stonemont Portfolio Trust
2.934% due 08/20/2030 •	5,000	5,005
UBS-Barclays Commercial Mortgage Trust
2.836% due 04/10/2046 •	13,982	14,201
Wells Fargo-RBS Commercial Mortgage Trust
3.273% due 06/15/2045 •	5,025	5,113

Total Non-Agency Mortgage-Backed Securities (Cost $34,937)		35,167

ASSET-BACKED SECURITIES 9.1%
Canadian Pacer Auto Receivables Trust
2.285% due 12/19/2019 •	4,095	4,096
Cavalry CLO Ltd.
3.198% due 10/15/2026 •	6,000	5,997
Cent CLO Ltd.
3.460% due 01/25/2026 •	2,409	2,411
CIFC Funding Ltd.
3.220% due 10/25/2027 •	3,100	3,100
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	5,500	5,504
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(a)	5,000	5,000
Flagship CLO Ltd.
0.000% due 01/16/2026 •	1,100	1,100
Flagship Credit Auto Trust
1.470% due 03/16/2020	131	131
Flagship Ltd.
3.479% due 01/20/2026 •	7,113	7,119
Ford Credit Auto Lease Trust
1.800% due 06/15/2020	1,871	1,863
Ford Credit Floorplan Master Owner Trust
2.423% due 09/15/2022 •	5,000	5,011
GM Financial Automobile Leasing Trust
2.304% due 09/20/2019 •	1,576	1,577
2.384% due 01/21/2020 •	4,772	4,776
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021	5,000	4,980
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •	5,000	4,998
3.843% due 08/15/2023 •	414	415
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020	4,831	4,805
Invitation Homes Trust
3.373% due 08/17/2032 •	3,741	3,748
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	4,000	3,991
Motor PLC
2.621% due 09/25/2024 •	10,000	10,014
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •	3,000	2,997
Navient Private Education Loan Trust
2.418% due 12/15/2059 •	3,000	3,001
2.473% due 12/16/2058 •	11,537	11,554
Navient Student Loan Trust
2.441% due 03/25/2067 •	20,000	20,012
Nelnet Student Loan Trust
2.440% due 08/23/2027 •	5,839	5,833
Octagon Investment Partners Ltd.
3.473% due 07/17/2025 •	3,826	3,831
OFSI Fund Ltd.
2.998% due 03/20/2025 •	13,000	13,004
Palmer Square CLO Ltd.
0.000% due 08/15/2026 •(a)	4,500	4,500
Palmer Square Loan Funding Ltd.
2.822% due 04/15/2026 •	10,000	9,959
3.010% due 07/15/2026 •	10,500	10,460
Penarth Master Issuer PLC
2.333% due 03/18/2022 •	20,000	20,012
PHEAA Student Loan Trust
3.041% due 11/25/2065 •	7,141	7,239
Progress Residential Trust
3.585% due 09/17/2033 •	4,941	4,952
Residential Asset Securities Corp. Trust
2.541% due 08/25/2035 •	787	789
SLC Student Loan Trust
2.451% due 03/15/2027 •	10,764	10,746
2.461% due 06/15/2029 •	4,432	4,411
2.503% due 05/15/2023 •	1,030	1,029

SLM Private Education Loan Trust
4.370% due 04/17/2028	596	598
SLM Student Loan Trust
2.450% due 10/25/2024 •	1,413	1,412
2.450% due 01/26/2026 •	3,005	2,998
2.460% due 01/27/2025 •	2,337	2,337
2.470% due 07/27/2026 •	205	206
2.500% due 10/25/2028 •	5,000	4,985
2.530% due 07/25/2023 •	9,542	9,545
2.811% due 12/15/2027 •	3,171	3,185
2.910% due 01/25/2028 •	8,024	8,052
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,516	2,485
2.770% due 05/25/2026	1,538	1,526
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	3,995	3,961
2.941% due 07/25/2039 •	1,376	1,383
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	9,000	9,000
THL Credit Wind River CLO Ltd.
3.798% due 01/15/2026 •	5,000	5,016
Utah State Board of Regents
2.710% due 09/25/2056 •	3,493	3,503
2.710% due 01/25/2057 •	4,492	4,503
Venture CLO Ltd.
3.228% due 04/15/2027 •	6,700	6,687
VOLT LLC
3.250% due 05/25/2047 ×	4,195	4,174
Voya CLO Ltd.
3.080% due 07/25/2026 •	2,400	2,393
Westlake Automobile Receivables Trust
3.513% due 07/17/2026 •	8,200	8,206
WhiteHorse Ltd.
3.563% due 02/03/2025 •	972	973
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •	3,100	3,102

Total Asset-Backed Securities (Cost $305,080)		305,195

SOVEREIGN ISSUES 5.3%
Caisse des Depots et Consignations
2.427% (US0003M + 0.100%) due 09/09/2019 ~	17,000	17,004
Development Bank of Japan, Inc.
1.875% due 10/03/2018	11,000	10,983
2.606% (US0003M + 0.240%) due 01/28/2020 ~	5,000	5,012
2.873% (US0003M + 0.510%) due 11/07/2018 ~	4,000	4,003
Export Development Canada
2.315% (US0003M + -0.040%) due 10/18/2019 ~	6,000	5,997
Export-Import Bank of India
3.875% due 10/02/2019	7,959	8,014
Export-Import Bank of Korea
2.875% due 09/17/2018	5,000	5,002
Japan Bank for International Cooperation
1.750% due 07/31/2018	1,100	1,099
1.750% due 11/13/2018	20,500	20,446
2.715% (US0003M + 0.360%) due 11/13/2018 ~	20,050	20,067
2.752% (US0003M + 0.390%) due 07/21/2020 ~	25,200	25,309
2.780% (US0003M + 0.480%) due 06/01/2020 ~	11,800	11,869
2.900% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,028
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	15,000	15,007
Korea Gas Corp.
2.875% due 07/29/2018	8,100	8,099
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,656	5,652
Province of Quebec
2.460% (US0003M + 0.130%) due 09/21/2020 ~	10,000	10,015

Total Sovereign Issues (Cost $177,373)		177,606

SHORT-TERM INSTRUMENTS 15.1%
CERTIFICATES OF DEPOSIT 2.2%
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~	52,500	52,556
First Republic Bank
2.650% due 07/16/2018	16,600	16,606
Itau CorpBanca
2.500% due 12/07/2018	5,500	5,500

		74,662

COMMERCIAL PAPER 8.3%
AT&T, Inc.
3.134% due 05/28/2019	15,200	14,775

Boston Scientific Corp.
2.436% due 07/12/2018	4,450	4,446
2.545% due 08/13/2018	5,000	4,985
2.597% due 08/15/2018	20,000	19,937
CRH America Finance, Inc.
2.494% due 07/18/2018	15,000	14,982
2.525% due 08/20/2018	3,600	3,587
Deutsche Telekom AG
2.468% due 08/06/2018	10,000	9,975
2.525% due 09/13/2018	5,000	4,973
Discovery Communications LLC
2.732% due 07/20/2018	1,300	1,298
Energy Transfer Partners
2.842% due 07/03/2018	5,000	4,999
Entergy Corp.
2.469% due 07/12/2018	3,550	3,547
2.638% due 07/19/2018	5,400	5,393
Enterprise Products Operating LLC
2.346% due 07/10/2018	6,450	6,445
2.357% due 07/13/2018	5,000	4,996
Ford Motor Credit Co.
2.900% due 02/19/2019	10,750	10,561
Harley-Davidson Funding Corp.
2.519% due 08/03/2018	5,300	5,288
HP, Inc.
2.438% due 07/23/2018	15,000	14,980
2.531% due 07/23/2018	7,000	6,991
Interpublic Group Cos.
2.489% due 07/25/2018	7,350	7,338
Mondelez International, Inc.
2.495% due 08/20/2018	20,000	19,930
National Grid USA
2.453% due 07/13/2018	7,000	6,994
Rockwell Collins, Inc.
2.388% due 07/17/2018	16,000	15,982
Schlumberger Holdings
2.677% due 10/01/2018	3,600	3,577
Sempra Energy Holdings
2.567% due 07/30/2018	14,000	13,972
Spectra Energy Partners
2.489% due 07/16/2018	5,000	4,995
Syngenta Wilmington
2.998% due 07/27/2018	7,000	6,987
Thomson Reuters Corp.
2.438% due 07/10/2018	3,000	2,998
2.499% due 07/11/2018	5,000	4,996
2.511% due 07/23/2018	1,113	1,111
UDR, Inc.
2.438% due 07/13/2018	12,250	12,239
VW CR, Inc.
2.879% due 12/10/2018	35,000	34,570

		277,847

REPURCHASE AGREEMENTS (b) 3.6%		121,736

SHORT-TERM NOTES 1.0%
Gilead Sciences, Inc.
2.495% (US0003M + 0.170%) due 09/20/2018 ~	4,690	4,691
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~	2,945	2,947
Holmes Master Issuer PLC
2.443% due 01/15/2019 •	18,700	18,706
Santander Retail Auto Lease Trust
2.200% due 03/20/2019	5,380	5,379

		31,723

Total Short-Term Instruments (Cost $505,916)		505,968

Total Investments in Securities (Cost $3,245,730)		3,246,270

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	28,883,311	285,540

Total Short-Term Instruments (Cost $285,535)		285,540

Total Investments in Affiliates (Cost $285,535)		285,540

Total Investments 105.5% (Cost $3,531,265)		$3,531,810
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		199
Other Assets and Liabilities, net (5.5)%		(185,674)

Net Assets 100.0%		$3,346,335

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.990%	06/28/2018	07/03/2018	$116,970	U.S. Treasury Notes 2.625% - 2.750% due 02/28/2023 - 04/30/2023	$(116,927)	$116,970	$116,996
FICC	1.500	06/29/2018	07/02/2018	4,766	U.S. Treasury Notes 2.000% due 02/15/2022	(4,863)	4,766	4,766

Total Repurchase Agreements						$(121,790)	$121,736	$121,762

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.100%	06/28/2018	07/03/2018	$(115,144)	$(115,171)
	2.200	06/18/2018	07/18/2018	(82,499)	(82,569)

Total Reverse Repurchase Agreements					$(197,740)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (3.5)%
U.S. Treasury Notes	2.625%	02/28/2023	$45,500	$(45,314)	$(45,712)
U.S. Treasury Notes	2.750	04/30/2023	70,800	(70,844)	(71,189)

Total Short Sales (3.5)%				$(116,158)	$(116,901)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(91,925) at a weighted average interest rate of 1.937%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $736 of accrued interest.

(c) Securities with an aggregate market value of $199,683 and cash of $1,454 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(d) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	8,451	$2,056,973	$(5,044)	$0	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,650	$(1,128,032)	$4,660	$116	$0
U.S. Treasury 5-Year Note September Futures	09/2018	3,528	(400,841)	(99)	83	0

				$4,561	$199	$0

Total Futures Contracts				$(483)	$199	$0

Cash of $3,799 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,074,016	$0	$1,074,016
Industrials	0	590,206	0	590,206
Utilities	0	143,031	0	143,031
Municipal Bonds & Notes
California	0	11,092	0	11,092
Washington	0	7,090	0	7,090
U.S. Government Agencies	0	212,922	0	212,922
U.S. Treasury Obligations	0	183,977	0	183,977
Non-Agency Mortgage-Backed Securities	0	35,167	0	35,167
Asset-Backed Securities	0	305,195	0	305,195
Sovereign Issues	0	177,606	0	177,606
Short-Term Instruments
Certificates of Deposit	0	74,662	0	74,662
Commercial Paper	0	277,847	0	277,847
Repurchase Agreements	0	121,736	0	121,736
Short-Term Notes	0	31,723	0	31,723
	$0	$3,246,270	$0	$3,246,270

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$285,540	$0	$0	$285,540

Total Investments	$285,540	$3,246,270	$0	$3,531,810

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(116,901)	$0	$(116,901)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$199	$0	$0	$199

Total Financial Derivative Instruments	$199	$0	$0	$199

Totals	$285,739	$3,129,369	$0	$3,415,108

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8% (¤)
MUNICIPAL BONDS & NOTES 96.0%
ALABAMA 4.2%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,799
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	3,000	3,205
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	2,500	2,666

		7,670

CALIFORNIA 4.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.210% (MUNIPSA + 0.700%) due 04/01/2047 ~	5,000	5,019
California State General Obligation Bonds, Series 2013
2.231% (0.7*US0001M + 0.830%) due 12/01/2029 ~	2,200	2,206
Los Angeles, California Revenue Notes, Series 2018
4.000% due 06/27/2019 (a)	1,750	1,791

		9,016

COLORADO 3.8%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.248% (0.7*US0001M + 0.860%) due 11/15/2031 ~	2,410	2,418
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.303% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,905	1,912
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,714

		7,044

CONNECTICUT 3.5%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	698
5.000% due 08/15/2022	2,030	2,216
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.298% (0.68*US0001M + 0.950%) due 07/01/2049 ~	3,500	3,517

		6,431

DISTRICT OF COLUMBIA 0.6%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,177

FLORIDA 2.9%
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	815
Martin County, Florida Revenue Bonds, Series 2000
1.630% due 07/15/2022	2,500	2,500
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	2,000	1,998

		5,313

GEORGIA 6.0%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,011
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	2,500	2,493
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.500% due 09/15/2021	930	1,022
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002
2.000% due 09/01/2037	2,500	2,485

		11,011

HAWAII 1.4%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.830% (MUNIPSA + 0.320%) due 09/01/2025 ~	2,500	2,501

ILLINOIS 6.2%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	530
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,136
Illinois Finance Authority Revenue Bonds, Series 2016
2.738% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,006
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,136
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,414
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	1,000	1,029
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,119

		11,370

MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.010% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,516
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	773
5.000% due 07/01/2023	750	842

		4,131

MICHIGAN 3.8%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	4,250	4,588
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	425	425
University of Michigan Revenue Bonds, Series 2012
1.330% (MUNIPSA + 0.270%) due 04/01/2033 ~	1,995	1,996

		7,009

MINNESOTA 1.9%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
5.000% due 01/01/2022	250	276
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,177

		3,453

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,113

NEVADA 2.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	2,750	2,735
Clark Department of Aviation, Nevada Revenue Notes, Series 2018
5.000% due 07/01/2021	1,750	1,905

		4,640

NEW JERSEY 3.4%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,707
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,064
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.728% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	1,001
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2022	2,250	2,468

		6,240

NEW YORK 8.8%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,381
Long Island Power Authority, New York Revenue Bonds, Series 2015
2.268% (0.7*US0001M + 0.880%) due 05/01/2033 ~	2,150	2,151
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,071
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	965
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,853
New York State Energy Research & Development Authority Revenue Bonds, Series 2004
2.625% due 04/01/2034	3,000	3,002

New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,269
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,615

		16,307

NORTH CAROLINA 0.8%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.728% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,509

OHIO 6.1%
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,465
5.000% due 11/15/2024	725	829
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	1,415	1,592
Ohio State General Obligation Bonds, Series 2003
1.450% due 02/01/2019	1,550	1,550
Ohio State Revenue Bonds, Series 2010
1.450% due 11/01/2035	2,000	2,001
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016
1.470% due 12/01/2036	2,335	2,335
University of Cincinnati, Ohio Revenue Notes, Series 2018
1.743% (0.67*US0001M + 0.340%) due 06/01/2020 ~	1,500	1,500

		11,272

PENNSYLVANIA 13.3%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
1.961% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,755
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	1,500	1,580
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,677
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,666
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,002
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
2.230% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
2.449% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,504
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
2.088% (0.7*US0001M + 0.700%) due 12/01/2018 ~	2,500	2,500
Pennsylvania Turnpike Commission Revenue Notes, Series 2018
2.110% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	3,001
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,591
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	1,700	1,757

		24,533

TEXAS 7.9%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,845
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
2.400% due 06/01/2030	2,500	2,519
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
2.750% due 08/01/2048	2,000	2,041
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,778
San Antonio Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014
2.000% due 08/01/2044	2,205	2,206
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,753
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,517

		14,659

UTAH 1.1%
Utah County, Utah Revenue Bonds, Series 2018
5.000% due 05/15/2057 (a)	1,800	2,038

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	3,001

WASHINGTON 4.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.960% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,501

2.210% (MUNIPSA + 0.700%) due 11/01/2045 ~	4,000	4,000
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.560% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,550

		9,051

WEST VIRGINIA 2.3%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	1,998
West Virginia Economic Development Authority Revenue Bonds, Series 2009
2.625% due 12/01/2042	2,250	2,253

		4,251

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,308

Total Municipal Bonds & Notes (Cost $176,782)		177,048

SHORT-TERM INSTRUMENTS 5.8%
COMMERCIAL PAPER 3.5%
Montgomery County
0.000% due 07/12/2018	3,500	3,500
Trustees Of Indiana University
0.000% due 08/20/2018	3,000	3,000

		6,500

SHORT-TERM NOTES 2.3%
Houston, Texas General Obligation Notes, Series 2018
5.000% due 06/28/2019 (a)	2,000	2,065
Idaho State General Obligation Notes, Series 2018
4.000% due 06/28/2019 (a)	2,000	2,050

		4,115

Total Short-Term Instruments (Cost $10,613)		10,615

Total Investments in Securities (Cost $187,395)		187,663

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	223,184	2,206

Total Short-Term Instruments (Cost $2,206)		2,206

Total Investments in Affiliates (Cost $2,206)		2,206

Total Investments 103.0% (Cost $189,601)		$189,869
Other Assets and Liabilities, net (3.0)%		(5,450)

Net Assets 100.0%		$184,419

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

Borrowings and Other Financing Transactions

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$7,670	$0	$7,670
California	0	9,016	0	9,016
Colorado	0	7,044	0	7,044
Connecticut	0	6,431	0	6,431
District of Columbia	0	1,177	0	1,177
Florida	0	5,313	0	5,313
Georgia	0	11,011	0	11,011
Hawaii	0	2,501	0	2,501
Illinois	0	11,370	0	11,370
Massachusetts	0	4,131	0	4,131
Michigan	0	7,009	0	7,009
Minnesota	0	3,453	0	3,453
Nebraska	0	1,113	0	1,113
Nevada	0	4,640	0	4,640
New Jersey	0	6,240	0	6,240
New York	0	16,307	0	16,307
North Carolina	0	1,509	0	1,509
Ohio	0	11,272	0	11,272
Pennsylvania	0	24,533	0	24,533
Texas	0	14,659	0	14,659
Utah	0	2,038	0	2,038
Virginia	0	3,001	0	3,001
Washington	0	9,051	0	9,051
West Virginia	0	4,251	0	4,251
Wisconsin	0	2,308	0	2,308
Short-Term Instruments
Commercial Paper	0	6,500	0	6,500
Short-Term Notes	0	4,115	0	4,115
	$0	$187,663	$0	$187,663

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,206	$0	$0	$2,206

Total Investments	$2,206	$187,663	$0	$189,869

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
AWAS Aviation Capital Ltd.
4.587% (LIBOR03M + 2.250%) due 05/31/2019 «~	$27,064	$27,086
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 «~	5,400	5,393
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~	600	601
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~	21,099	20,981

Total Loan Participations and Assignments (Cost $54,215)		54,061

CORPORATE BONDS & NOTES 50.8%
BANKING & FINANCE 28.7%
ABN AMRO Bank NV
2.100% due 01/18/2019	12,691	12,658
2.500% due 10/30/2018	5,950	5,956
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	16,400	16,165
2.750% due 09/16/2019	3,600	3,580
3.000% due 03/04/2019	25,400	25,402
AerCap Ireland Capital DAC
3.750% due 05/15/2019	56,206	56,553
4.250% due 07/01/2020	8,015	8,107
4.500% due 05/15/2021	3,300	3,367
4.625% due 10/30/2020	12,250	12,494
5.000% due 10/01/2021	3,450	3,557
AIA Group Ltd. 2.250% due 03/11/2019	4,619	4,590
AIG Global Funding
2.797% (US0003M + 0.460%) due 06/25/2021 ~	4,000	4,004
2.817% (US0003M + 0.480%) due 07/02/2020 ~	5,887	5,892
Air Lease Corp.
2.125% due 01/15/2020	7,500	7,364
2.625% due 09/04/2018	3,895	3,894
2.750% due 01/15/2023	12,800	12,201
3.375% due 01/15/2019	44,944	45,036
Allstate Corp. 2.764% (US0003M + 0.430%) due 03/29/2021 ~	5,000	5,004
Ally Financial, Inc.
3.250% due 11/05/2018	3,400	3,404
3.500% due 01/27/2019	4,100	4,100
3.750% due 11/18/2019	5,950	5,957
4.125% due 03/30/2020	11,700	11,744
4.250% due 04/15/2021	200	201
4.750% due 09/10/2018	4,400	4,414
7.500% due 09/15/2020	200	215
8.000% due 03/15/2020	3,200	3,428
Ambac Assurance Corp.
5.100% due 06/07/2020	1	1
Ambac LSNI LLC
7.337% due 02/12/2023 •	3	3
American Express Co.
2.846% (US0003M + 0.525%) due 05/17/2021 ~	20,000	20,064
American International Group, Inc.
2.300% due 07/16/2019	2,100	2,088
American Tower Corp.
2.250% due 01/15/2022	9,700	9,279
2.800% due 06/01/2020	1,900	1,885
3.400% due 02/15/2019	11,890	11,924
Aozora Bank Ltd. 2.750% due 03/09/2020	18,090	17,888
Athene Global Funding
2.750% due 04/20/2020	9,675	9,560
3.000% due 07/01/2022	2,000	1,937
3.499% (US0003M + 1.140%) due 04/20/2020 ~	50,805	51,465
3.566% (US0003M + 1.230%) due 07/01/2022 ~	74,063	75,624
4.000% due 01/25/2022	2,500	2,519
AvalonBay Communities, Inc.
2.778% (US0003M + 0.430%) due 01/15/2021 ~	13,300	13,302
Aviation Capital Group LLC
2.875% due 09/17/2018	49,075	49,086
2.875% due 01/20/2022	7,200	6,968
7.125% due 10/15/2020	6,493	7,006

Axis Bank Ltd.
3.250% due 05/21/2020		42,350	41,785
Banco Santander Chile
3.160% (US0003M + 0.800%) due 07/25/2020 ~		9,600	9,644
3.519% (US0003M + 1.200%) due 11/28/2021 ~		10,000	10,101
Bangkok Bank PCL
3.300% due 10/03/2018		26,265	26,280
Bank of America Corp.
3.499% due 05/17/2022 •		14,300	14,297
4.500% due 08/23/2018	AUD	9,040	6,710
5.989% (US0003M + 3.630%) due 07/30/2018 (f) ~		$20,004	20,114
7.625% due 06/01/2019		800	833
Bank of Montreal
2.375% due 01/25/2019		25,000	24,971
Barclays PLC
2.750% due 11/08/2019		80,717	80,139
3.710% (US0003M + 1.380%) due 05/16/2024 ~		10,300	10,223
4.463% (US0003M + 2.110%) due 08/10/2021 ~		4,300	4,465
7.000% due 09/15/2019 •(f)(g)	GBP	2,600	3,513
8.250% due 12/15/2018 •(f)(g)		$13,017	13,249
BGC Partners, Inc.
5.125% due 05/27/2021		2,550	2,601
BOC Aviation Ltd.
2.375% due 09/15/2021		19,978	19,133
2.750% due 09/18/2022		38,500	36,632
3.000% due 03/30/2020		8,400	8,349
3.000% due 05/23/2022		8,131	7,863
3.413% (US0003M + 1.050%) due 05/02/2021 ~		31,500	31,749
3.875% due 05/09/2019		18,203	18,302
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,170	10,637
Caterpillar Financial Services Corp.
2.840% (US0003M + 0.510%) due 05/15/2023 ~		19,000	18,937
Chiba Bank Ltd.
2.750% due 07/29/2020		16,500	16,285
CIT Group, Inc.
3.875% due 02/19/2019		2,700	2,711
Citibank N.A.
2.595% (US0003M + 0.260%) due 09/18/2019 ~		6,620	6,622
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		2,605	2,779
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		20,800	20,835
3.576% (US0003M + 1.250%) due 07/01/2026 ~		21,100	21,117
3.672% (US0003M + 1.310%) due 10/26/2020 ~		30,100	30,720
3.714% (US0003M + 1.380%) due 03/30/2021 ~		34,700	35,473
CNP Assurances
7.500% due 10/18/2018 •(f)		11,300	11,398
Cooperatieve Rabobank UA
2.817% (US0003M + 0.480%) due 01/10/2023 ~		1,400	1,400
Credit Agricole S.A.
2.500% due 04/15/2019		10,000	9,979
8.125% due 09/19/2033 •(g)		41,850	42,289
Credit Suisse Group AG
3.566% (US0003M + 1.240%) due 06/12/2024 ~		20,900	20,898
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		4,950	4,932
4.645% (US0003M + 2.290%) due 04/16/2021 ~		57,300	59,906
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		1,000	985
Danske Bank A/S
3.386% (US0003M + 1.060%) due 09/12/2023 ~		22,500	22,530
DBS Group Holdings Ltd.
2.980% (US0003M + 0.620%) due 07/25/2022 ~		17,300	17,351
Dexia Credit Local S.A.
1.875% due 03/28/2019		16,700	16,630
2.250% due 01/30/2019		2,800	2,795
2.250% due 02/18/2020		15,250	15,099
2.500% due 01/25/2021		41,000	40,506
Discover Bank
2.600% due 11/13/2018		16,085	16,077
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		1,965	2,030
Eksportfinans ASA
3.153% (US0003M + 0.800%) due 11/10/2020 ~		49,200	49,256
Emirates NBD PJSC
3.912% (US0003M + 1.550%) due 01/26/2020 ~		13,750	13,942
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019		22,475	22,443
First Gulf Bank PJSC
2.625% due 02/24/2020		2,000	1,975
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		5,000	4,932
2.021% due 05/03/2019		27,488	27,266
2.875% due 10/01/2018		5,395	5,397

2.943% due 01/08/2019		13,959	13,969
3.156% (US0003M + 0.830%) due 03/12/2019 ~		118,940	119,324
3.331% (US0003M + 1.000%) due 01/09/2020 ~		3,828	3,856
3.581% (US0003M + 1.250%) due 11/20/2018 ~		985	987
3.911% (US0003M + 1.580%) due 01/08/2019 ~		3,450	3,472
General Electric Capital Corp.
3.800% due 06/18/2019		11,000	11,052
General Motors Financial Co., Inc.
2.350% due 10/04/2019		9,964	9,882
2.400% due 05/09/2019		28,465	28,339
3.100% due 01/15/2019		38,558	38,600
3.187% (US0003M + 0.850%) due 04/09/2021 ~		13,600	13,676
3.200% due 07/13/2020		700	697
3.500% due 07/10/2019		19,502	19,605
3.819% (US0003M + 1.450%) due 05/09/2019 ~		1,520	1,534
3.908% (US0003M + 1.560%) due 01/15/2020 ~		36,512	37,083
Goldman Sachs Group, Inc.
3.067% (US0003M + 0.730%) due 12/27/2020 ~		41,621	41,772
3.513% (US0003M + 1.170%) due 11/15/2021 ~		4,831	4,892
3.680% (BBSW3M + 1.700%) due 08/08/2018 ~	AUD	8,460	6,268
Goodman U.S. Finance Two LLC
6.000% due 03/22/2022		$5,715	6,146
Harley-Davidson Financial Services, Inc.
2.831% (US0003M + 0.500%) due 05/21/2020 ~		15,000	15,035
HSBC Holdings PLC
3.326% (US0003M + 1.000%) due 05/18/2024 ~		38,800	38,714
HSBC USA, Inc.
2.965% (US0003M + 0.610%) due 11/13/2019 ~		17,650	17,733
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022		13,201	13,574
5.750% due 09/11/2019		4,516	4,665
7.625% due 04/09/2019		25,028	25,916
Hyundai Capital Services, Inc.
2.625% due 09/29/2020		1,363	1,334
ICICI Bank Ltd.
3.125% due 08/12/2020		14,200	13,982
3.500% due 03/18/2020		3,900	3,881
4.800% due 05/22/2019		9,143	9,267
5.750% due 11/16/2020		2,290	2,384
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		27,676	27,779
ING Bank NV
2.450% due 03/16/2020		4,000	3,948
4.125% due 11/21/2023 •		5,580	5,598
International Lease Finance Corp.
5.875% due 04/01/2019		27,882	28,458
6.250% due 05/15/2019		42,470	43,553
7.125% due 09/01/2018		33,350	33,569
8.250% due 12/15/2020		13,531	14,927
Intesa Sanpaolo SpA
3.875% due 01/15/2019		35,441	35,447
Itau CorpBanca
2.570% due 01/11/2019		33,900	33,894
3.875% due 09/22/2019		27,750	27,883
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		87,000	87,017
3.220% due 03/01/2025 •		2,500	2,413
5.829% (US0003M + 3.470%) due 07/30/2018 (f) ~		48,600	49,125
Kasikornbank PCL
3.500% due 10/25/2019		6,800	6,811
Kookmin Bank
2.837% (US0003M + 0.500%) due 10/11/2018 ~		25,000	25,003
Krung Thai Bank PCL
2.250% due 09/11/2018		5,917	5,907
LeasePlan Corp. NV
2.875% due 01/22/2019		67,050	66,947
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	2,056
Lloyds Bank PLC
2.050% due 01/22/2019		$7,302	7,281
2.853% (US0003M + 0.490%) due 05/07/2021 ~		5,708	5,718
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		10,000	9,531
3.000% due 10/11/2018 (h)		33,447	33,421
3.000% due 02/04/2019 (h)		28,093	27,984
3.000% due 10/11/2019 (h)		5,814	5,810
3.100% due 07/06/2021		8,000	7,895
3.130% (US0003M + 0.800%) due 06/21/2021 ~		47,100	47,106
3.536% due 09/05/2018 (e)(h)		15,845	15,848
3.536% due 09/04/2019 (h)		22,467	22,468
3.536% due 09/02/2020 (h)		22,467	22,467
3.536% due 09/02/2021 (h)		22,467	22,466
7.000% due 06/27/2019 •(f)(g)	GBP	24,950	33,621
Macquarie Bank Ltd.
2.600% due 06/24/2019		$39,215	39,101
3.479% (US0003M + 1.120%) due 07/29/2020 ~		15,500	15,693

Macquarie Group Ltd.
3.000% due 12/03/2018		69,514	69,589
3.339% (US0003M + 1.020%) due 11/28/2023 ~		30,800	30,916
3.687% (US0003M + 1.350%) due 03/27/2024 ~		10,000	10,176
6.000% due 01/14/2020		8,690	9,040
7.625% due 08/13/2019		39,479	41,334
Manufacturers & Traders Trust Co.
3.317% (US0001M + 1.215%) due 12/28/2020 ~		11,419	11,441
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		32,100	32,187
3.150% (US0003M + 0.790%) due 07/25/2022 ~		78,953	79,335
3.249% (US0003M + 0.920%) due 02/22/2022 ~		26,690	26,961
3.393% (US0003M + 1.060%) due 09/13/2021 ~		17,346	17,602
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		16,265	15,601
2.500% due 03/09/2020		12,925	12,763
2.652% due 09/19/2022		12,150	11,670
2.750% due 10/21/2020		17,666	17,434
3.137% (US0003M + 0.775%) due 07/23/2019 ~		8,375	8,407
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		2,600	2,579
Mizuho Bank Ltd.
2.450% due 04/16/2019		5,949	5,931
2.650% due 09/25/2019		15,219	15,142
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~		105,125	105,746
3.259% (US0003M + 0.940%) due 02/28/2022 ~		34,846	35,140
3.473% (US0003M + 1.140%) due 09/13/2021 ~		1,700	1,726
3.819% (US0003M + 1.480%) due 04/12/2021 ~		18,050	18,489
Morgan Stanley
2.450% due 02/01/2019		5,000	4,992
2.903% (US0003M + 0.550%) due 02/10/2021 ~		77,050	77,219
3.292% (US0003M + 0.930%) due 07/22/2022 ~		5,900	5,950
3.315% (US0003M + 0.980%) due 06/16/2020 ~		600	608
4.750% due 11/16/2018	AUD	8,500	6,343
MUFG Bank Ltd
2.350% due 09/08/2019		$23,455	23,275
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~		60,200	60,272
Navient Corp.
4.875% due 06/17/2019		16,200	16,301
5.000% due 10/26/2020		2,300	2,300
5.500% due 01/15/2019		53,719	54,216
5.875% due 03/25/2021		26,560	27,058
6.625% due 07/26/2021		7,500	7,723
8.000% due 03/25/2020		14,408	15,236
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020		11,395	11,120
2.853% due 09/13/2019 •		17,350	17,416
2.861% (US0003M + 0.520%) due 03/15/2021 ~		14,044	14,073
2.992% (US0003M + 0.650%) due 07/13/2022 ~		16,926	16,951
3.026% due 09/28/2022 •		33,049	33,110
3.232% (US0003M + 0.890%) due 01/13/2022 ~		51,600	52,290
Nomura Holdings, Inc.
2.750% due 03/19/2019		50,882	50,875
NTT Finance Corp.
2.864% (US0003M + 0.530%) due 06/29/2020 ~		22,200	22,290
ORIX Corp.
2.650% due 04/13/2021		24,600	23,995
2.900% due 07/18/2022		16,437	15,996
2.950% due 07/23/2020		9,770	9,678
3.200% due 01/19/2022		26,500	26,118
Piper Jaffray Cos.
5.060% due 10/09/2018		9,800	9,847
Protective Life Global Funding
2.856% (US0003M + 0.520%) due 06/28/2021 ~		23,300	23,303
Qatari Diar Finance Co.
5.000% due 07/21/2020		14,000	14,391
QNB Finance Ltd.
2.750% due 10/31/2018		30,500	30,490
2.875% due 04/29/2020		11,060	10,927
3.705% (US0003M + 1.350%) due 02/12/2020 ~		8,500	8,540
3.713% (US0003M + 1.350%) due 02/07/2020 ~		3,200	3,224
3.925% (US0003M + 1.570%) due 07/18/2021 ~		6,800	6,883
4.037% (US0003M + 1.700%) due 04/01/2019 ~		3,000	3,029
Reliance Standard Life Global Funding
2.150% due 10/15/2018		16,188	16,165
2.500% due 01/15/2020		3,075	3,043
Royal Bank of Scotland Group PLC
3.813% (US0003M + 1.470%) due 05/15/2023 ~		119,856	120,508
4.700% due 07/03/2018		3,400	3,400
6.400% due 10/21/2019		36,746	38,133
Santander Holdings USA, Inc.
2.650% due 04/17/2020		16,050	15,915
Santander UK Group Holdings PLC
2.875% due 10/16/2020		9,970	9,844
3.373% due 01/05/2024 •		14,400	13,856

Santander UK PLC
2.350% due 09/10/2019		28,489	28,273
2.375% due 03/16/2020		21,500	21,179
2.500% due 03/14/2019		6,954	6,941
2.920% (US0003M + 0.620%) due 06/01/2021 ~		11,300	11,298
3.816% (US0003M + 1.480%) due 03/14/2019 ~		12,976	13,084
Siam Commercial Bank PCL
3.500% due 04/07/2019		12,260	12,285
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		14,122	14,373
SL Green Realty Corp.
5.000% due 08/15/2018		16,400	16,425
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,500	12,128
3.000% due 07/15/2022		7,700	7,430
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(f)		24,340	24,473
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)		11,865	12,019
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,218
8.250% due 12/15/2020		1,050	1,137
Standard Chartered PLC
2.100% due 08/19/2019		27,104	26,743
2.400% due 09/08/2019		22,507	22,300
3.461% (US0003M + 1.130%) due 08/19/2019 ~		34,468	34,781
Starwood Property Trust, Inc.
3.625% due 02/01/2021		3,700	3,626
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		106,438	106,800
3.622% due 04/17/2019		19,031	19,065
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019		15,000	14,938
Sumitomo Mitsui Financial Group, Inc.
3.095% (US0003M + 0.740%) due 10/18/2022 ~		5,198	5,205
3.119% (US0003M + 0.780%) due 07/12/2022 ~		57,325	57,582
3.381% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	15,225
3.458% (US0003M + 1.110%) due 07/14/2021 ~		$3,844	3,905
3.495% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,791
4.007% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,650
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		46,471	46,235
2.050% due 10/18/2019		13,650	13,462
2.766% (US0003M + 0.440%) due 09/19/2019 ~		11,300	11,316
2.824% (US0003M + 0.510%) due 03/06/2019 ~		40,700	40,773
2.950% due 09/14/2018		5,300	5,304
3.265% (US0003M + 0.910%) due 10/18/2019 ~		900	907
Suncorp-Metway Ltd.
2.100% due 05/03/2019		9,855	9,789
Svenska Handelsbanken AB
2.500% due 01/25/2019		5,000	4,995
2.800% (US0003M + 0.470%) due 05/24/2021 ~		16,200	16,210
Swedbank AB
2.375% due 02/27/2019		16,000	15,978
Synchrony Financial
2.600% due 01/15/2019		69,788	69,663
3.000% due 08/15/2019		36,831	36,768
3.584% (US0003M + 1.230%) due 02/03/2020 ~		20,405	20,601
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •		57,700	57,897
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		30,100	30,150
3.775% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,035
4.128% due 04/14/2021 •		73,000	75,391
Unibail-Rodamco SE
3.118% (US0003M + 0.770%) due 04/16/2019 ~		62,100	62,367
Ventas Realty LP
3.125% due 06/15/2023		3,900	3,780
VEREIT Operating Partnership LP
3.000% due 02/06/2019		44,797	44,782
WEA Finance LLC
2.700% due 09/17/2019		12,335	12,286
Wells Fargo & Co.
6.111% (US0003M + 3.770%) due 09/15/2018 (f)~		18,000	18,259

			5,452,289

INDUSTRIALS 17.7%
AbbVie, Inc.
2.000% due 11/06/2018		5,000	4,986
Alimentation Couche-Tard, Inc.
2.833% (US0003M + 0.500%) due 12/13/2019 ~		6,807	6,814
Allergan Funding SCS
2.450% due 06/15/2019		3,680	3,663
3.581% (US0003M + 1.255%) due 03/12/2020 ~		90,051	91,047

Altice France S.A.
5.375% due 05/15/2022	EUR	1,800	2,164
Anadarko Petroleum Corp.
8.700% due 03/15/2019		$3,500	3,637
Andeavor Logistics LP
5.500% due 10/15/2019		8,930	9,164
Anheuser-Busch InBev Worldwide, Inc.
3.052% (US0003M + 0.740%) due 01/12/2024 ~		8,700	8,784
Anthem, Inc.
2.250% due 08/15/2019		12,000	11,902
2.300% due 07/15/2018		2,000	2,000
Asciano Finance Ltd.
4.625% due 09/23/2020		2,700	2,738
Baidu, Inc.
2.750% due 06/09/2019		12,566	12,520
3.250% due 08/06/2018		5,197	5,201
BAT Capital Corp.
2.297% due 08/14/2020		3,200	3,132
2.764% due 08/15/2022		1,100	1,055
2.945% due 08/14/2020 •		43,400	43,558
3.223% (US0003M + 0.880%) due 08/15/2022 ~		76,384	76,969
BAT International Finance PLC
1.625% due 09/09/2019		2,150	2,114
2.750% due 06/15/2020		4,800	4,750
Bayer U.S. Finance LLC
2.375% due 10/08/2019		26,853	26,632
2.965% (US0003M + 0.630%) due 06/25/2021 ~		15,700	15,738
3.345% (US0003M + 1.010%) due 12/15/2023 ~		53,400	53,437
3.500% due 06/25/2021		1,100	1,103
Becton Dickinson and Co.
2.133% due 06/06/2019		27,933	27,692
2.675% due 12/15/2019		6,354	6,308
Boston Scientific Corp.
2.850% due 05/15/2020		2,600	2,582
Broadcom Corp.
2.200% due 01/15/2021		900	872
2.650% due 01/15/2023		800	754
Cardinal Health, Inc.
3.111% (US0003M + 0.770%) due 06/15/2022 ~		2,330	2,329
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,120	4,290
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019		14,950	14,749
2.170% due 08/05/2019		34,700	34,434
2.241% due 02/16/2021		8,450	8,234
2.293% due 04/23/2021		16,928	16,429
2.369% due 09/10/2018		16,950	16,939
2.381% due 09/17/2020		6,700	6,578
2.803% (US0003M + 0.460%) due 02/15/2022 ~		23,800	23,709
2.903% (US0003M + 0.540%) due 08/04/2020 ~		28,000	28,073
2.923% (US0003M + 0.560%) due 11/02/2021 ~		120,600	120,607
3.131% due 03/03/2022 •		36,680	36,930
3.186% (US0003M + 0.850%) due 09/14/2021 ~		56,200	56,799
3.432% (US0003M + 1.070%) due 04/23/2021 ~		16,900	17,187
Charter Communications Operating LLC
3.579% due 07/23/2020		39,389	39,402
4.043% (US0003M + 1.650%) due 02/01/2024 (b)~		21,200	21,262
4.464% due 07/23/2022		20,300	20,544
China Uranium Development Co. Ltd.
3.500% due 10/08/2018		27,025	27,064
CNH Industrial Capital LLC
3.375% due 07/15/2019		14,640	14,688
3.875% due 10/15/2021		600	598
4.375% due 11/06/2020		2,300	2,342
CNPC General Capital Ltd.
2.700% due 11/25/2019		6,925	6,876
2.750% due 05/14/2019		24,609	24,520
Conagra Brands, Inc.
2.831% (US0003M + 0.500%) due 10/09/2020 ~		2,680	2,668
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022		3,128	3,192
6.545% due 08/02/2020 «		1,321	1,333
7.250% due 05/10/2021		2,061	2,162
7.875% due 01/02/2020		890	895
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		6,900	7,064
CSC Holdings LLC
7.625% due 07/15/2018		300	301
CVS Health Corp.
1.900% due 07/20/2018		5,466	5,465
3.125% due 03/09/2020		42,500	42,461
3.350% due 03/09/2021		500	500
D.R. Horton, Inc.
3.750% due 03/01/2019		24,665	24,745
4.375% due 09/15/2022		3,000	3,068

DAE Funding LLC
4.000% due 08/01/2020	4,100	4,064
Daimler Finance North America LLC
1.500% due 07/05/2019	9,000	8,870
2.250% due 07/31/2019	700	695
2.753% (US0003M + 0.390%) due 05/04/2020 ~	40,100	40,097
2.785% (US0003M + 0.430%) due 02/12/2021 ~	1,300	1,301
2.893% (US0003M + 0.530%) due 05/05/2020 ~	2,850	2,862
2.913% (US0003M + 0.550%) due 05/04/2021 ~	54,300	54,459
2.979% (US0003M + 0.620%) due 10/30/2019 ~	19,689	19,787
3.203% (US0003M + 0.840%) due 05/04/2023 ~	16,800	16,861
Dell International LLC
3.480% due 06/01/2019	129,386	129,742
4.420% due 06/15/2021	7,300	7,409
5.450% due 06/15/2023	4,400	4,607
Delta Air Lines, Inc.
2.600% due 12/04/2020	2,800	2,741
2.875% due 03/13/2020	21,700	21,565
3.400% due 04/19/2021	4,400	4,383
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	11,500	11,287
6.000% due 07/08/2019	5,668	5,841
Discovery Communications LLC
2.200% due 09/20/2019	8,500	8,409
3.035% (US0003M + 0.710%) due 09/20/2019 ~	10,547	10,597
5.625% due 08/15/2019	2,451	2,521
DISH DBS Corp.
7.875% due 09/01/2019	4,100	4,264
Dolphin Energy Ltd.
5.888% due 06/15/2019	98	100
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,050	2,032
2.926% (US0003M + 0.600%) due 06/15/2021 ~	19,800	19,797
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	23,000	22,727
Dow Chemical Co.
8.550% due 05/15/2019	10,437	10,941
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	21,100	21,106
Eastern Creation Investment Holdings Ltd.
3.625% due 03/20/2019	1,600	1,594
eBay, Inc.
2.838% (US0003M + 0.480%) due 08/01/2019 ~	57,379	57,505
Ecopetrol S.A.
7.625% due 07/23/2019 (j)	46,650	48,810
EMC Corp.
2.650% due 06/01/2020	23,100	22,443
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~	71,700	71,705
Energy Transfer Partners LP
6.700% due 07/01/2018	5,757	5,757
9.000% due 04/15/2019	9,978	10,435
9.700% due 03/15/2019	4,618	4,831
Enterprise Products Operating LLC
6.500% due 01/31/2019	16,396	16,740
EQT Corp.
8.125% due 06/01/2019	24,065	25,157
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~	22,157	22,233
ERAC USA Finance LLC
2.350% due 10/15/2019	900	890
2.600% due 12/01/2021	100	97
2.800% due 11/01/2018	7,878	7,877
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023 «	2,563	2,697
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	1,200	1,213
5.625% due 07/31/2019	18,416	18,870
6.500% due 09/15/2018	2,477	2,493
GATX Corp.
2.500% due 03/15/2019	9,505	9,484
3.083% (US0003M + 0.720%) due 11/05/2021 ~	11,500	11,558
General Dynamics Corp.
2.736% (US0003M + 0.380%) due 05/11/2021 ~	10,500	10,541
General Electric Co.
5.000% due 01/21/2021 •(f)	127,418	125,857
General Mills, Inc.
2.893% (US0003M + 0.540%) due 04/16/2021 ~	17,700	17,733
3.363% (US0003M + 1.010%) due 10/17/2023 ~	9,700	9,789
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	5,856	5,877
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,008
HCA, Inc.
3.750% due 03/15/2019	5,650	5,685

Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	28,389	28,432
4.251% (US0003M + 1.930%) due 10/05/2018 ~	47,500	47,709
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	12,260	12,711
HP, Inc.
3.288% (US0003M + 0.940%) due 01/14/2019 ~	2,081	2,086
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	1,610	1,654
Hyundai Capital America
1.750% due 09/27/2019	26,570	26,067
2.000% due 07/01/2019	7,045	6,955
2.400% due 10/30/2018	2,315	2,312
2.500% due 03/18/2019	14,100	14,037
2.550% due 02/06/2019	10,582	10,544
2.875% due 08/09/2018	2,000	2,000
3.000% due 10/30/2020	1,820	1,796
3.261% due 07/08/2021 •	14,300	14,313
Imperial Brands Finance PLC
2.050% due 07/20/2018	42,175	42,167
2.950% due 07/21/2020	38,100	37,724
Incitec Pivot Finance LLC
6.000% due 12/10/2019	10,226	10,576
KazMunayGas National Co. JSC
9.125% due 07/02/2018	16,248	16,248
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	14,339	14,312
9.000% due 02/01/2019	4,090	4,228
Kinder Morgan, Inc.
3.050% due 12/01/2019	7,979	7,957
3.628% (US0003M + 1.280%) due 01/15/2023 ~	9,778	9,940
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,155
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~	30,700	30,747
Lennar Corp.
4.125% due 12/01/2018	2,737	2,745
LyondellBasell Industries NV
5.000% due 04/15/2019	3,977	4,017
Martin Marietta Materials, Inc.
2.979% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,306
Masco Corp.
3.500% due 04/01/2021	1,850	1,849
7.125% due 03/15/2020	437	463
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	38,400	38,570
MGM Resorts International
6.750% due 10/01/2020	1,900	1,995
8.625% due 02/01/2019	13,300	13,699
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	40,437	40,347
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020	4,800	4,771
Molson Coors Brewing Co.
1.450% due 07/15/2019	4,190	4,125
1.900% due 03/15/2019	4,780	4,747
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	8,895	8,744
Mylan NV
2.500% due 06/07/2019	1,876	1,868
3.150% due 06/15/2021	3,400	3,364
3.750% due 12/15/2020	5,695	5,734
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	1,100	1,114
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	143	147
Oil India Ltd.
3.875% due 04/17/2019	10,190	10,218
ONEOK Partners LP
3.200% due 09/15/2018	4,000	4,002
ONGC Videsh Ltd.
3.250% due 07/15/2019	12,340	12,317
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	8,900	9,293
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	23,200	23,209
Origin Energy Finance Ltd.
3.500% due 10/09/2018	22,644	22,657
Panhandle Eastern Pipe Line Co. LP
8.125% due 06/01/2019	6,387	6,669
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	4,100	3,982
4.500% due 03/15/2023	4,800	4,571
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	11,052	10,994
2.875% due 07/17/2018	1,240	1,240
3.200% due 07/15/2020	2,300	2,295

Petrofac Ltd.
3.400% due 10/10/2018 (j)	9,900	9,863
Petroleos Mexicanos
4.375% (US0003M + 2.020%) due 07/18/2018 ~	1,250	1,254
5.500% due 02/04/2019	17,710	17,976
6.000% due 03/05/2020	7,069	7,308
8.000% due 05/03/2019	14,800	15,379
Petronas Capital Ltd.
5.250% due 08/12/2019	31,895	32,667
Phillips 66
2.919% (US0003M + 0.600%) due 02/26/2021 ~	22,005	22,041
2.998% (US0003M + 0.650%) due 04/15/2019 ~	2,300	2,301
QUALCOMM, Inc.
2.100% due 05/20/2020	3,535	3,533
2.600% due 01/30/2023	5,691	5,441
3.089% (US0003M + 0.730%) due 01/30/2023 ~	11,173	11,150
QVC, Inc.
3.125% due 04/01/2019	550	549
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	14,025	14,568
Reynolds American, Inc.
4.000% due 06/12/2022	5,100	5,136
8.125% due 06/23/2019	16,407	17,202
Rockwell Collins, Inc.
5.250% due 07/15/2019	13,000	13,313
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	3,200	3,397
6.250% due 03/15/2022	3,500	3,767
SES Global Americas Holdings GP
2.500% due 03/25/2019	10,548	10,503
Shanghai Electric Group Global Investment Ltd.
3.000% due 08/14/2019	2,780	2,769
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	27,823	27,406
Sinochem Offshore Capital Co. Ltd.
3.250% due 04/29/2019	10,795	10,794
SK Broadband Co. Ltd.
2.875% due 10/29/2018	21,100	21,088
Sky PLC
9.500% due 11/15/2018	17,350	17,764
Smiths Group PLC
7.200% due 05/15/2019	2,393	2,465
Southern Co.
2.950% due 07/01/2023	4,000	3,861
3.037% (US0003M + 0.700%) due 09/30/2020 ~	20,200	20,303
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	2,400	2,413
Spirit AeroSystems, Inc.
3.118% (US0003M + 0.800%) due 06/15/2021 ~	17,300	17,334
Suntory Holdings Ltd.
2.550% due 09/29/2019	2,110	2,094
Syngenta Finance NV
3.698% due 04/24/2020	11,600	11,562
3.933% due 04/23/2021	7,500	7,485
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	10,700	10,222
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	11,740	12,079
Tencent Holdings Ltd.
3.375% due 05/02/2019	10,000	10,042
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	12,900	12,363
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	35,491	34,656
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	22,100	22,108
Time Warner Cable LLC
5.000% due 02/01/2020	4,500	4,596
6.750% due 07/01/2018	27,058	27,058
8.250% due 04/01/2019	77,516	80,418
8.750% due 02/14/2019	17,953	18,555
Tyson Foods, Inc.
2.650% due 08/15/2019	22,345	22,261
2.871% (US0003M + 0.550%) due 06/02/2020 ~	4,000	4,007
Viacom, Inc.
5.625% due 09/15/2019	1,990	2,039
VMware, Inc.
2.300% due 08/21/2020	11,820	11,571
2.950% due 08/21/2022	4,000	3,841
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	16,500	16,322
Volkswagen International Finance NV
2.125% due 11/20/2018	170	170
Vulcan Materials Co.
2.941% (US0003M + 0.600%) due 06/15/2020 ~	5,100	5,095

Warner Media LLC
2.100% due 06/01/2019	4,000	3,973
Western Gas Partners LP
2.600% due 08/15/2018	4,425	4,423
Woodside Finance Ltd.
4.600% due 05/10/2021	39,656	40,614
Xerox Corp.
2.750% due 03/15/2019	3,090	3,082
ZF North America Capital, Inc.
4.000% due 04/29/2020	4,419	4,453
Zimmer Biomet Holdings, Inc.
3.076% (US0003M + 0.750%) due 03/19/2021 ~	13,600	13,624

		3,346,677

UTILITIES 4.4%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	55,300	55,553
3.245% (US0003M + 0.890%) due 02/15/2023 ~	51,826	52,373
3.298% (US0003M + 0.950%) due 07/15/2021 ~	53,200	53,730
BellSouth Corp.
4.333% due 04/26/2021	43,500	43,963
British Telecommunications PLC
2.350% due 02/14/2019	30,815	30,731
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	11,400	11,341
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	11,432	11,295
Dominion Energy, Inc.
2.500% due 12/01/2019	3,200	3,173
2.930% (US0003M + 0.600%) due 05/15/2020 ~	63,300	63,369
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~	72,400	72,409
Electricite de France S.A.
6.500% due 01/26/2019	9,300	9,492
Entergy Texas, Inc.
7.125% due 02/01/2019	2,527	2,586
Exelon Corp.
2.850% due 06/15/2020	300	297
HKCG Finance Ltd.
6.250% due 08/07/2018	7,280	7,302
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	2,959	3,021
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	5,939	6,070
7.700% due 07/15/2018	100	100
9.375% due 01/28/2020	21,352	23,271
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	5,700	5,693
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	5,000	4,960
2.875% due 10/10/2018	5,200	5,194
KT Corp.
2.625% due 04/22/2019	3,000	2,984
Mississippi Power Co.
2.987% (US0003M + 0.650%) due 03/27/2020 ~	15,500	15,500
Petrobras Global Finance BV
8.375% due 12/10/2018	10,500	10,721
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	7,100	7,031
Plains All American Pipeline LP
2.600% due 12/15/2019	5,000	4,950
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,378	2,435
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	15,351	15,364
2.848% (US0003M + 0.500%) due 01/15/2021 ~	5,745	5,748
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	30,232	29,690
2.125% due 05/03/2019	57,450	56,967
2.250% due 09/13/2020	4,500	4,395
2.375% due 04/12/2020	6,800	6,692
2.500% due 04/28/2020	9,400	9,265
2.750% due 04/10/2019	21,030	20,972
3.257% (US0003M + 0.920%) due 04/10/2019 ~	14,050	14,095
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~	12,700	12,708
Sprint Capital Corp.
6.900% due 05/01/2019	1,800	1,841
Sprint Communications, Inc.
7.000% due 03/01/2020	300	312
7.000% due 08/15/2020	900	934
9.000% due 11/15/2018	6,000	6,127
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	1,700	1,668
2.750% due 05/07/2019	15,418	15,371

Telecom Italia Capital S.A.
7.175% due 06/18/2019	2,675	2,758
Verizon Communications, Inc.
3.335% (US0003M + 1.000%) due 03/16/2022 ~	32,600	33,135
3.443% (US0003M + 1.100%) due 05/15/2025 ~	58,731	58,718
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~	31,537	31,415

		837,719

Total Corporate Bonds & Notes (Cost $9,643,166)		9,636,685

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds,
Series 2010 3.230% due 11/25/2043 •	3,320	3,357

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes,
Series 2014 2.805% due 07/01/2019	43,428	43,432
California State General Obligation Bonds,
Series 2017 2.781% (US0001M + 0.780%) due 04/01/2047 ~	50,810	51,146

		94,578

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds,
Series 2017 2.458% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,556

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes,
Series 2017 3.520% due 07/01/2020	500	499

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds,
Series 2006 2.490% (US0003M + 0.130%) due 10/25/2036 ~	3,459	3,434

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds,
Series 2007 2.438% (0.67*US0003M + 0.870%) due 09/15/2027 ~	1,745	1,756

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds,
Series 2017 2.560% (MUNIPSA + 1.050%) due 01/01/2042 ~	17,665	18,016

Total Municipal Bonds & Notes (Cost $122,306)		123,196

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
2.064% (COF 11 + 1.250%) due 01/01/2027 - 04/01/2029 ~	16	16
2.066% (COF 11 + 1.250%) due 05/01/2021 ~	4	4
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	90	89
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	364	358
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	22	22
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	62	62
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	135	134
2.257% (LIBOR01M + 0.350%) due 12/25/2044 (j)~	17,017	17,026
2.291% (LIBOR01M + 0.200%) due 02/25/2037 ~	632	628
2.307% (LIBOR01M + 0.400%) due 07/25/2044 (j)~	7,809	7,802
2.310% (US0001M + 0.350%) due 09/25/2042 ~	275	274
2.357% (LIBOR01M + 0.450%) due 07/25/2046 (j)~	29,197	29,166
2.391% (LIBOR01M + 0.300%) due 12/25/2028 ~	329	331
2.407% (LIBOR01M + 0.500%) due 03/25/2046 (j)~	7,588	7,588
2.411% (LIBOR01M + 0.320%) due 06/25/2036 ~	130	130
2.431% (LIBOR01M + 0.340%) due 11/25/2036 ~	112	113
2.441% (LIBOR01M + 0.350%) due 04/25/2036 - 05/25/2042 ~	128	128
2.441% (US0001M + 0.350%) due 03/25/2044 ~	245	245
2.461% (LIBOR01M + 0.370%) due 03/25/2036 ~	68	68
2.485% (LIBOR01M + 0.400%) due 03/17/2032 - 05/18/2032 ~	611	616
2.491% (LIBOR01M + 0.400%) due 06/25/2032 - 09/25/2032 ~	59	59
2.521% (LIBOR01M + 0.430%) due 07/25/2036 ~	42	42
2.535% (LIBOR01M + 0.450%) due 09/17/2027 ~	3	3
2.541% (LIBOR01M + 0.450%) due 08/25/2021 - 06/25/2042 ~	1,573	1,580
2.571% (LIBOR01M + 0.480%) due 11/25/2040 ~	221	223
2.585% (LIBOR01M + 0.500%) due 07/18/2027 - 05/18/2032 ~	99	99
2.591% (LIBOR01M + 0.500%) due 02/25/2022 - 04/25/2042 ~	341	343
2.631% (LIBOR01M + 0.540%) due 07/25/2037 ~	233	235
2.641% (LIBOR01M + 0.550%) due 09/25/2041 ~	1,941	1,961
2.664% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	2,744	2,786
2.691% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.721% (LIBOR01M + 0.630%) due 04/25/2031 ~	84	85

2.741% (LIBOR01M + 0.650%) due 12/25/2022 ~	2	2
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~	26	26
2.791% (LIBOR01M + 0.700%) due 09/25/2022 ~	1	1
2.861% (LIBOR01M + 0.770%) due 06/25/2037 ~	170	173
2.941% (LIBOR01M + 0.850%) due 02/25/2023 - 07/25/2038 ~	7	6
2.991% (LIBOR01M + 0.900%) due 04/25/2032 - 11/25/2049 ~	26	27
3.000% due 05/25/2028 - 06/25/2028 (a)	53,540	4,906
3.043% (H15T1Y + 2.043%) due 06/01/2035 ~	10	11
3.058% (US0012M + 1.308%) due 11/01/2035 ~	41	42
3.091% (LIBOR01M + 1.000%) due 11/25/2049 ~	11	12
3.124% (H15T1Y + 1.999%) due 09/01/2035 ~	17	18
3.175% (US0012M + 1.425%) due 09/01/2034 ~	244	255
3.217% (COF 11 + 1.251%) due 05/01/2036 ~	1,034	1,061
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.241% (LIBOR01M + 1.150%) due 09/25/2023 ~	15	15
3.311% (H15T1Y + 2.175%) due 09/01/2034 ~	60	63
3.311% (US0006M + 1.538%) due 01/01/2036 ~	22	23
3.311% (LIBOR01M + 1.220%) due 10/25/2038 ~	43	44
3.318% (H15T1Y + 2.183%) due 09/01/2034 ~	11	12
3.368% (US0012M + 1.618%) due 12/01/2035 ~	23	24
3.385% (US0012M + 1.635%) due 07/01/2035 ~	26	27
3.389% (US0006M + 1.549%) due 08/01/2035 ~	38	39
3.452% (US0006M + 1.538%) due 01/01/2036 ~	25	26
3.462% (US0012M + 1.712%) due 09/01/2034 ~	22	23
3.464% (US0012M + 1.725%) due 12/01/2036 ~	13	14
3.487% (US0012M + 1.737%) due 09/01/2035 ~	22	23
3.518% (H15T1Y + 2.268%) due 10/01/2035 ~	4	4
3.524% (H15T1Y + 2.274%) due 11/01/2027 ~	2	2
3.530% (US0012M + 1.780%) due 11/01/2035 ~	59	61
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	107	113
3.538% (US0012M + 1.779%) due 12/01/2036 ~	12	13
3.543% (H15T1Y + 2.206%) due 12/01/2040 ~	46	48
3.545% (US0012M + 1.703%) due 02/01/2034 ~	34	36
3.556% (US0012M + 1.570%) due 06/01/2034 ~	3	3
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	102	108
3.585% (US0012M + 1.835%) due 10/01/2035 ~	6	7
3.587% (US0012M + 1.514%) due 07/01/2034 ~	5	6
3.605% (US0012M + 1.605%) due 04/01/2033 ~	4	4
3.650% (US0006M + 2.091%) due 11/01/2024 ~	5	5
3.692% (US0012M + 1.942%) due 09/01/2035 ~	13	13
3.705% (US0006M + 1.538%) due 10/01/2035 ~	35	37
3.712% (US0012M + 1.731%) due 05/01/2038 ~	2,291	2,415
3.715% (H15T1Y + 2.215%) due 02/01/2033 ~	2	2
3.761% (H15T1Y + 2.216%) due 08/01/2029 ~	357	369
3.813% (H15T1Y + 2.313%) due 01/01/2032 ~	167	168
3.909% (US0012M + 1.814%) due 03/01/2036 ~	21	22
3.912% (US0012M + 1.912%) due 03/01/2036 ~	24	25
3.923% (H15T1Y + 2.254%) due 07/01/2029 ~	54	55
3.948% (H15T1Y + 2.218%) due 04/01/2029 ~	3	3
3.954% (H15T1Y + 2.553%) due 01/01/2036 ~	27	29
3.965% (H15T1Y + 1.965%) due 06/01/2033 ~	10	10
3.967% (COF 11 + 1.254%) due 05/01/2036 ~	21	22
3.970% (US0012M + 1.681%) due 05/01/2034 ~	28	29
3.978% (US0012M + 1.625%) due 05/01/2035 ~	82	86
4.299% (US0012M + 2.046%) due 06/01/2035 ~	143	153
4.303% (US0012M + 1.678%) due 05/01/2035 ~	27	28
4.439% (COF 11 + 1.250%) due 07/01/2028 ~	4	4
4.640% (US0012M + 2.015%) due 06/01/2036 ~	8	8
5.050% (LIBOR06M + 1.550%) due 07/01/2018 ~	23	23
6.500% due 10/25/2042 ~	227	257
8.227% due 06/25/2032 ~	11	11
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	351	351
Federal Housing Administration
6.896% due 07/01/2020	19	19
7.350% due 04/01/2019	3	3
Freddie Mac
1.398% due 01/15/2038 (a)~	22,265	947
1.439% due 08/25/2019 (a)~	174,353	2,144
2.000% (LIBOR01M + 0.040%) due 12/25/2036 ~	1,459	1,458
2.257% (LIBOR01M + 0.350%) due 03/15/2037 - 02/15/2038 (j)~	72,853	72,654
2.257% due 08/15/2038 (j)~	42,448	42,390
2.307% (LIBOR01M + 0.400%) due 11/15/2044 (j)~	19,532	19,481
2.323% (LIBOR01M + 0.250%) due 07/15/2034 ~	73	73
2.357% (LIBOR01M + 0.450%) due 12/15/2037 (j)~	7,842	7,857
2.423% (LIBOR01M + 0.350%) due 07/15/2036 ~	361	362
2.473% (LIBOR01M + 0.400%) due 01/15/2022 - 06/15/2031 ~	58	58
2.523% (LIBOR01M + 0.450%) due 12/15/2031 - 09/15/2041 ~	1,075	1,080
2.553% (LIBOR01M + 0.480%) due 11/15/2036 ~	34	34
2.573% (LIBOR01M + 0.500%) due 07/15/2039 - 02/15/2041 ~	2,082	2,101
2.577% (12MTA + 1.200%) due 02/25/2045 ~	965	968
2.623% (LIBOR01M + 0.550%) due 06/15/2031 ~	149	150
2.664% (12MTA + 1.200%) due 10/25/2044 ~	2,608	2,607
2.673% (LIBOR01M + 0.600%) due 06/15/2031 - 12/15/2037 ~	251	253
2.773% (LIBOR01M + 0.700%) due 03/15/2032 ~	112	114
2.823% (LIBOR01M + 0.750%) due 03/15/2023 ~	2	2

3.073% (LIBOR01M + 1.000%) due 11/15/2033 - 10/15/2049 ~	157	161
3.412% (H15T1Y + 2.250%) due 08/01/2035 ~	14	15
3.477% (US0012M + 1.727%) due 09/01/2035 ~	90	95
3.530% (H15T1Y + 2.250%) due 05/01/2034 ~	22	23
3.551% (US0012M + 1.731%) due 08/01/2035 ~	65	69
3.560% (US0012M + 1.810%) due 11/01/2035 ~	21	21
3.626% (US0012M + 1.876%) due 12/01/2035 ~	10	10
3.636% (H15T1Y + 2.183%) due 04/01/2025 ~	3	3
3.699% (US0012M + 1.949%) due 10/01/2033 ~	11	12
3.746% (H15T1Y + 2.285%) due 07/01/2033 ~	17	18
4.144% (US0012M + 1.912%) due 08/01/2034 ~	24	26
5.000% due 08/15/2035	1,677	1,783
5.500% due 08/15/2030	1	1
6.500% due 07/25/2043	183	206
Ginnie Mae
2.467% (US0001M + 0.550%) due 04/20/2062 (j)~	6,815	6,845
2.485% (LIBOR01M + 0.400%) due 02/16/2032 - 03/16/2032 ~	127	128
2.517% (US0001M + 0.600%) due 10/20/2065 (j)~	4,732	4,762
2.530% (LIBOR12M + 0.800%) due 07/20/2067 (j)~	5,032	5,216
2.585% (LIBOR01M + 0.500%) due 02/16/2030 ~	16	16
2.597% (US0001M + 0.680%) due 11/20/2065 (j)~	7,694	7,765
2.617% (US0001M + 0.700%) due 02/20/2062 (j)~	30,489	30,744
2.625% (H15T1Y + 1.500%) due 05/20/2021 - 05/20/2032 ~	796	823
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	25	25
2.687% (US0001M + 0.770%) due 10/20/2066 (j)~	3,224	3,269
2.710% due 11/20/2067 ~	2,008	2,076
2.717% (US0001M + 0.800%) due 01/20/2066 - 06/20/2066 (j)~	38,203	38,769
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2031 ~	686	706
2.767% (US0001M + 0.850%) due 04/20/2066 - 11/20/2066 (j)~	12,677	12,905
2.867% (US0001M + 0.950%) due 12/20/2066 (j)~	3,426	3,500
2.917% (US0001M + 1.000%) due 03/20/2066 (j)~	22,013	22,534
3.034% (LIBOR01M + 0.950%) due 03/20/2031 ~	170	173
3.085% (LIBOR01M + 1.000%) due 08/16/2039 ~	308	316
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2033 ~	336	346
3.247% (US0012M + 0.750%) due 04/20/2067 (j)~	5,123	5,284
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2032 ~	602	618
3.500% (H15T1Y + 1.500%) due 01/20/2022 ~	11	11
4.000% (H15T1Y + 1.500%) due 02/20/2019 ~	1	1
NCUA Guaranteed Notes
2.380% (LIBOR01M + 0.350%) due 12/07/2020 ~	2,744	2,751
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,529	2,543
Small Business Administration
4.340% due 03/01/2024	50	50
5.370% due 04/01/2028	89	93
5.490% due 03/01/2028	59	63

Total U.S. Government Agencies (Cost $391,394)		393,153

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
280 Park Avenue Mortgage Trust 2.953% due 09/15/2034 •	12,400	12,419
Adjustable Rate Mortgage Trust 3.886% due 02/25/2035 ~	1,518	1,534
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~	1,675	1,414
2.281% due 09/25/2046 ^•	647	599
American Home Mortgage Investment Trust
3.746% due 10/25/2034 •	110	110
3.998% due 09/25/2045 •	199	200
4.467% due 02/25/2045 •	12	12
AREIT Trust
2.923% due 02/15/2035 •	7,500	7,522
Atrium Hotel Portfolio Trust
2.932% due 06/15/2035 •	17,200	17,224
BAMLL Commercial Mortgage Securities Trust
5.017% due 12/15/2031 •	12,347	12,349
Banc of America Funding Trust
3.795% due 02/20/2036 ~	1,021	1,017
4.046% due 01/20/2047 ^~	95	92
Banc of America Mortgage Trust
3.686% due 02/25/2036 ^~	70	66
4.817% due 07/20/2032 ~	15	16
Bancorp Commercial Mortgage Trust
3.503% due 11/15/2033 •	2,144	2,145
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	34	33
3.566% due 11/25/2034 ~	6,390	5,808
3.624% due 01/25/2035 ~	63	62
3.753% due 11/25/2034 ~	467	459
3.808% due 01/25/2034 ~	44	45
3.814% due 01/25/2034 ~	176	178
3.849% due 08/25/2033 ~	1,222	1,228
3.951% due 05/25/2047 ^~	949	860
4.004% due 07/25/2033 ~	2,880	2,844
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	631	632

2.791% due 09/25/2034 •	1,297	1,299
3.669% due 11/25/2036 ~	2,346	2,194
3.774% due 01/25/2036 ^~	1,442	1,436
3.781% due 05/25/2035 ~	174	177
3.791% due 09/25/2035 ~	2,229	1,839
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~	2,996	2,746
3.664% due 01/26/2036 ~	5,531	4,908
BX Trust
2.953% due 07/15/2034 •	11,395	11,414
2.993% due 07/15/2034 •	23,900	23,900
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	12,200	12,216
CGMS Commercial Mortgage Trust
2.719% due 07/15/2030 •	1,017	1,026
Chase Mortgage Finance Trust
3.735% due 03/25/2037 ^~	335	330
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.341% due 08/25/2035 •	178	175
Citigroup Commercial Mortgage Trust
2.923% due 07/15/2032 •	6,400	6,408
3.353% due 07/15/2027 •	9,345	9,352
Citigroup Mortgage Loan Trust
2.100% due 08/25/2036 •	8,334	8,278
2.161% due 01/25/2037 •	265	248
3.668% due 07/25/2046 ^~	240	226
3.712% due 09/25/2037 ^~	1,863	1,804
3.841% due 08/25/2035 ~	747	753
4.280% due 10/25/2035 ^•	113	115
4.490% due 05/25/2035 •	278	280
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	54	54
3.890% due 09/25/2035 •	36	36
Civic Mortgage LLC
3.892% due 06/25/2022 ×	1,551	1,551
Cold Storage Trust
3.073% due 04/15/2036 •	33,100	33,275
COLT Mortgage Loan Trust
3.000% due 05/25/2046	276	277
Commercial Mortgage Trust
2.676% due 03/10/2046 •	12,100	12,117
Countrywide Alternative Loan Trust
2.251% due 02/25/2047 •	139	135
2.264% due 02/20/2047 ^•	3,579	2,960
2.271% due 05/25/2047 •	2,323	2,263
2.279% due 12/20/2046 ^•	2,374	2,010
2.281% due 09/25/2046 ^•	906	832
2.294% due 07/20/2046 ^•	1,215	898
2.301% due 07/25/2046 •	235	232
2.558% due 12/25/2035 •	474	435
2.558% due 02/25/2036 •	281	257
3.695% due 02/25/2037 ^~	908	886
6.000% due 04/25/2037 ^	144	101
6.250% due 12/25/2033	192	197
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 05/25/2035 •	196	180
2.671% due 04/25/2035 •	24	22
2.731% due 03/25/2035 •	281	247
3.466% due 09/25/2047 ^~	173	163
3.500% due 07/19/2031 ~	3	3
4.241% due 11/19/2033 ~	121	124
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •	2,367	2,292
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~	38	36
3.801% due 11/25/2033 ~	1,030	1,037
4.010% due 11/25/2034 ~	329	337
Credit Suisse Mortgage Capital Trust
2.823% due 07/15/2032 •	15,600	15,607
3.023% due 02/15/2031 •	7,500	7,505
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~	259	218
GMAC Mortgage Corp. Loan Trust
4.141% due 08/19/2034 ~	850	841
Gosforth Funding PLC
2.796% due 12/19/2059 •	7,397	7,407
GPMT Ltd.
2.985% due 11/21/2035 •	24,850	24,862
Great Wolf Trust
3.073% due 09/15/2034 •	10,000	10,019
GreenPoint Mortgage Funding Trust
2.531% due 06/25/2045 •	235	226
2.551% due 06/25/2045 •	119	110
2.631% due 11/25/2045 •	329	293
GS Mortgage Securities Corp. Trust
2.773% due 07/15/2032 •	8,000	8,004

GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,139
3.648% due 01/10/2047		34,500	34,931
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		131	140
GSR Mortgage Loan Trust
3.592% due 04/25/2036 ~		250	231
3.678% due 09/25/2035 ~		1,434	1,466
3.729% due 01/25/2036 ^~		352	349
HarborView Mortgage Loan Trust
2.215% due 03/19/2037 •		729	704
2.265% due 07/19/2046 ^•		1,669	1,099
2.325% due 03/19/2036 •		2,833	2,583
2.525% due 05/19/2035 •		1,040	1,005
3.630% due 04/19/2034 ~		16	16
4.073% due 08/19/2036 ^~		73	69
Holmes Master Issuer PLC
2.708% due 10/15/2054 •		48,700	48,739
Hyatt Hotel Portfolio Trust
2.731% due 08/09/2032 •		1,900	1,898
Impac CMB Trust
2.731% due 03/25/2035 •		3,217	3,146
2.991% due 10/25/2033 •		10	10
IMT Mortgage Trust
2.773% due 06/15/2034 •		9,900	9,909
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		2	2
2.784% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •		646	542
2.281% due 09/25/2046 •		1,074	998
2.291% due 06/25/2046 •		541	466
2.301% due 05/25/2046 •		178	173
2.571% due 07/25/2035 •		149	144
3.658% due 12/25/2034 ~		25	25
JPMorgan Chase Commercial Mortgage Securities Corp.
3.000% due 06/15/2032 •(b)		24,000	24,037
JPMorgan Chase Commercial Mortgage Securities Trust
2.876% due 07/15/2034 •		15,800	15,816
3.379% due 09/15/2050		4,300	4,251
3.573% due 10/15/2034 •		8,454	8,463
JPMorgan Mortgage Trust
3.132% due 04/25/2035 ~		1,173	1,110
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •		7,300	7,313
Liberty Funding Pty. Ltd.
3.162% due 10/10/2049 •	AUD	4,500	3,330
LMREC, Inc.
3.784% due 11/24/2031 •		$16,300	16,402
Luminent Mortgage Trust
2.261% due 12/25/2036 •		750	672
2.271% due 12/25/2036 ^•		237	215
2.291% due 10/25/2046 •		223	217
MASTR Adjustable Rate Mortgages Trust
2.301% due 04/25/2046 •		532	458
3.915% due 11/21/2034 ~		757	782
MASTR Alternative Loan Trust
5.000% due 04/25/2019		9	9
6.000% due 08/25/2033		745	756
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •		747	749
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •		768	748
2.626% due 10/20/2029 •		523	527
2.933% due 08/15/2032 •		49	48
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •		3,504	3,388
2.341% due 11/25/2035 •		632	602
2.982% due 10/25/2035 •		1,263	1,215
3.717% due 10/25/2035 •		851	861
3.967% due 12/25/2032 •		4	4
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~		309	266
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		3,500	3,462
Morgan Stanley Capital, Inc.
2.923% due 11/15/2034 •		5,400	5,397
Morgan Stanley Mortgage Loan Trust
2.311% due 02/25/2047 •		951	511
3.753% due 06/25/2036 ~		83	86
MortgageIT Trust
2.831% due 12/25/2034 •		608	604
Motel 6 Trust
2.993% due 08/15/2034 •		43,898	43,957
Natixis Commercial Mortgage Securities Trust
2.823% due 02/15/2033 •		5,900	5,902

Nomura Resecuritization Trust
3.450% due 04/26/2037 ~		7,095	7,196
3.503% due 12/26/2036 •		4,316	4,282
OBX Trust
2.741% due 06/25/2057 •		4,915	4,933
Pepper Residential Securities Trust
2.975% due 08/13/2057 •	AUD	6,312	4,681
PFP Ltd.
2.953% due 07/14/2035 •		$36,818	36,819
RBS Acceptance, Inc.
4.442% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust
2.460% due 10/26/2036 •		719	720
2.468% due 09/26/2036 •		334	335
2.600% due 08/26/2045 •		5,086	4,995
3.428% due 10/25/2035 ~		5,160	5,217
Reperforming Loan REMIC Trust
5.033% due 01/25/2034 ~		11	10
Residential Accredit Loans, Inc. Trust
2.301% due 04/25/2046 •		183	89
2.341% due 08/25/2037 •		389	372
2.391% due 08/25/2035 •		745	657
2.918% due 09/25/2045 •		452	433
Residential Asset Securitization Trust
3.816% due 12/25/2034 ~		1,959	1,951
5.750% due 02/25/2036 ^		119	92
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		16	17
Ripon Mortgages PLC
1.423% due 08/20/2056 •	GBP	42,548	56,433
Sequoia Mortgage Trust
2.284% due 05/20/2035 •		$3,297	3,260
2.844% due 10/20/2027 •		250	240
3.398% due 01/20/2047 ^~		178	146
3.764% due 04/20/2035 ~		198	207
Stonemont Portfolio Trust
2.934% due 08/20/2030 •		26,500	26,525
Structured Adjustable Rate Mortgage Loan Trust
2.958% due 01/25/2035 •		45	42
3.726% due 08/25/2035 ~		485	486
3.756% due 02/25/2034 ~		61	61
Structured Asset Mortgage Investments Trust
2.281% due 07/25/2046 ^•		1,703	1,444
2.311% due 05/25/2036 •		5,027	4,601
2.311% due 05/25/2046 •		957	554
2.335% due 07/19/2035 •		2,734	2,672
2.351% due 03/25/2037 •		696	517
2.371% due 02/25/2036 ^•		24	23
2.551% due 05/25/2045 •		311	301
2.665% due 07/19/2034 •		13	13
2.745% due 09/19/2032 •		17	16
2.785% due 03/19/2034 •		221	220
2.785% due 04/19/2035 •		941	939
Structured Asset Securities Corp.
5.050% due 02/25/2034		6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.150% due 07/25/2032 ~		12	11
Tharaldson Hotel Portfolio Trust
2.796% due 11/11/2034 •		11,698	11,704
Thornburg Mortgage Securities Trust
3.379% due 04/25/2045 ~		132	134
TORRENS Trust
3.265% due 05/16/2042 •	AUD	5,224	3,872
UBS-Barclays Commercial Mortgage Trust
2.836% due 04/10/2046 •		$3,296	3,347
VMC Finance LLC
2.893% (LIBOR01M + 0.820%) due 04/15/2035 ~		1,641	1,645
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •		41	41
2.145% due 01/25/2047 •		188	183
2.258% due 02/25/2047 ^•		463	428
2.274% due 12/25/2046 •		1,427	1,408
2.284% due 12/25/2046 ^•		688	627
2.288% due 01/25/2047 •		328	328
2.298% due 01/25/2047 ^•		658	611
2.314% due 12/25/2046 •		710	700
2.318% due 04/25/2047 •		1,064	1,057
2.351% due 11/25/2045 •		99	98
2.361% due 12/25/2045 •		146	146
2.381% due 10/25/2045 •		966	969
2.395% due 07/25/2046 •		202	197
2.395% due 08/25/2046 •		4,821	4,701
2.395% due 09/25/2046 •		325	324
2.395% due 11/25/2046 •		127	125
2.401% due 01/25/2045 •		123	123
2.558% due 02/25/2046 •		1,730	1,733

2.558% due 08/25/2046 •	8,949	8,445
2.758% due 11/25/2042 •	273	261
2.867% due 01/25/2037 ^~	385	365
2.958% due 06/25/2042 •	238	229
2.958% due 08/25/2042 •	323	316
3.097% due 12/25/2036 ^~	243	232
3.136% due 04/25/2037 ^~	255	233
3.306% due 02/25/2037 ^~	581	538
3.321% due 09/25/2036 ^~	391	381
3.346% due 05/25/2037 ^~	500	425
3.364% due 09/25/2033 ~	480	488
3.368% due 09/25/2033 ~	1,098	1,131
3.430% due 02/25/2037 ^~	649	636
3.450% due 03/25/2033 ~	45	46
3.475% due 02/25/2037 ^~	1,312	1,269
3.952% due 06/25/2034 ~	1,178	1,205
Washington Mutual Mortgage Pass-Through Certificates Trust
2.528% due 05/25/2046 •	418	367
3.426% due 02/25/2033 ~	18	18
Wells Fargo Commercial Mortgage Trust
2.804% (LIBOR01M + 0.731%) due 12/15/2036 ~	5,100	5,108
2.897% due 12/13/2031 •	10,000	10,010
3.123% due 07/15/2046 •	2,500	2,531
3.623% due 01/15/2059 •	3,500	3,677
Wells Fargo Mortgage-Backed Securities Trust
3.822% due 03/25/2036 ~	80	82
3.911% due 06/25/2035 ~	1,037	1,071
3.988% due 09/25/2034 ~	81	83
4.149% due 12/25/2034 ~	563	576
4.278% due 07/25/2036 ^~	320	325
Wells Fargo-RBS Commercial Mortgage Trust
3.273% due 06/15/2045 •	15,000	15,262
3.369% due 11/15/2047	13,025	13,070
WFRBS Commercial Mortgage Trust
2.633% due 08/15/2047 •	21,200	21,235
3.440% due 04/15/2045	2,200	2,213

Total Non-Agency Mortgage-Backed Securities (Cost $854,289)		860,830

ASSET-BACKED SECURITIES 10.0%
AASET US Ltd.
3.844% due 01/16/2038	19,222	19,092
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	12	7
Allegro CLO Ltd.
3.579% due 01/30/2026 •	21,296	21,305
Ally Auto Receivables Trust
2.640% due 02/16/2021	12,000	11,995
2.720% due 05/17/2021 «	12,500	12,500
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •	238	234
2.791% due 08/25/2032 •	263	256
Amresco Residential Securities Corp. Mortgage Loan Trust
3.031% due 06/25/2029 •	99	95
Apidos CLO
3.335% due 01/19/2025 •	26,506	26,519
Ares CLO Ltd.
3.668% due 12/05/2025 •	10,900	10,927
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.141% due 12/25/2033 •	160	160
Asset-Backed Funding Certificates Trust
2.791% due 06/25/2034 •	486	476
3.066% due 06/25/2033 •	1,922	1,923
Asset-Backed Securities Corp. Home Equity Loan Trust
2.171% due 05/25/2037 •	26	18
Avant Loans Funding Trust
2.410% due 03/15/2021	44	44
Babson CLO Ltd.
3.503% due 10/17/2026 •	13,600	13,611
Bank of The West Auto Trust
1.780% due 02/15/2021	2,564	2,552
Basic Asset-Backed Securities Trust
2.401% due 04/25/2036 •	1,115	1,115
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032 ×	557	556
3.105% due 08/28/2032 ×	2,571	2,563
3.352% due 11/28/2032 ×	3,993	3,983
3.672% due 03/28/2033 ×	2,077	2,079
3.721% due 02/28/2033 ×	3,101	3,098
3.844% due 04/28/2033 ×	2,353	2,359
4.090% due 05/28/2033 ×	1,946	1,951
Bear Stearns Asset-Backed Securities Trust
2.751% due 10/25/2032 •	198	199
2.766% due 11/25/2035 ^•	1,000	1,000
2.891% due 10/27/2032 •	72	70
3.091% due 10/25/2037 •	1,436	1,446

3.091% due 11/25/2042 •	22	22
3.341% due 08/25/2037 •	532	530
Benefit Street Partners CLO Ltd.
3.135% due 07/18/2027 •	2,800	2,794
Black Diamond CLO Ltd.
3.403% due 02/06/2026 •	5,158	5,163
BlueMountain CLO Ltd.
3.249% due 10/29/2025 •	2,350	2,352
3.672% due 04/13/2027 •	18,200	18,220
BMW Vehicle Lease Trust
1.980% due 05/20/2020	1,850	1,840
Bravo Mortgage Asset Trust
2.331% due 07/25/2036 •	487	487
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 •	5,000	4,987
CARDS Trust
3.047% due 04/17/2023	16,200	16,203
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025 •	20,200	20,209
Cent CLO Ltd.
3.576% due 07/27/2026 •	38,600	38,654
3.689% due 10/29/2025 •	984	985
Chase Funding Trust
2.731% due 08/25/2032 •	25	24
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •	32	32
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •	331	260
Colony American Finance Ltd.
2.544% due 06/15/2048	13,119	12,896
Colony Starwood Homes Trust
3.585% due 07/17/2033 •	34,717	34,902
Commonbond Student Loan Trust
2.550% due 05/25/2041	7,672	7,528
ContiMortgage Home Equity Loan Trust
2.413% due 03/15/2027 •	1	1
Countrywide Asset-Backed Certificates
2.831% due 05/25/2032 •	204	199
2.916% due 03/25/2034 •	1,912	1,904
2.951% due 05/25/2033 •	7	7
Countrywide Asset-Backed Certificates Trust
2.631% due 12/25/2034 •	7,292	7,243
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	11,902	12,010
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •	50	32
2.211% due 07/25/2037 •	350	234
CWHEQ Revolving Home Equity Loan Trust
2.213% due 01/15/2037 •	19	19
Dell Equipment Finance Trust
2.970% due 10/22/2020 «	3,500	3,500
Delta Funding Home Equity Loan Trust
2.893% due 09/15/2029 •	25	25
Dorchester Park CLO Ltd.
2.984% due 04/20/2028 •	8,300	8,306
Drug Royalty LP
5.198% due 07/15/2023 •	3,227	3,260
Eagle Ltd.
2.570% due 12/15/2039	563	561
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	29,392	29,456
3.141% due 05/25/2067 •	1,769	1,793
Edsouth Indenture LLC
2.821% due 04/25/2039 •	3,651	3,664
EFS Volunteer LLC
3.210% due 10/25/2035 •	6,813	6,824
EMC Mortgage Loan Trust
2.831% due 05/25/2040 •	36	35
Emerson Park CLO Ltd.
3.328% due 07/15/2025 •	3,890	3,893
Equity One Mortgage Pass-Through Trust
2.651% due 11/25/2032 •	20	20
2.691% due 04/25/2034 •	536	491
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	30,200	30,200
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(b)	22,500	22,500
2.925% due 06/20/2027 •	20,700	20,690
First Franklin Mortgage Loan Trust
2.251% due 11/25/2036 •	4,047	3,963
First NLC Trust
2.161% due 08/25/2037 •	466	292
Flagship CLO Ltd.
0.000% due 01/16/2026 •	4,100	4,099

Flagship Ltd.
3.479% due 01/20/2026 •	9,084	9,091
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~	15,000	15,004
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021	15,409	15,309
GSAMP Trust
2.161% due 12/25/2036 •	357	189
2.771% due 11/25/2034 •	202	203
Hertz Fleet Lease Funding LP
3.230% due 05/10/2032	15,000	15,015
Home Equity Asset Trust
3.011% due 02/25/2033 •	1	1
3.036% due 06/25/2034 •	5,842	5,838
HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •	111	49
HSI Asset Securitization Corp. Trust
2.251% due 05/25/2037 •	199	196
Invitation Homes Trust
3.373% due 08/17/2032 •	16,926	16,960
Jamestown CLO Ltd.
3.218% due 01/15/2028 •	20,800	20,725
3.488% due 01/15/2026 •	6,448	6,454
KVK CLO Ltd.
3.498% due 01/15/2026 •	20,619	20,631
Lehman ABS Mortgage Loan Trust
2.181% due 06/25/2037 •	391	277
Lehman XS Trust
2.241% due 04/25/2037 ^•	423	400
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •	359	350
2.791% due 03/25/2032 •	21	21
3.066% due 04/25/2035 •	23,800	23,880
Madison Park Funding Ltd.
3.689% due 04/20/2026 •	8,200	8,206
Marlette Funding Trust
3.060% due 07/17/2028 «	9,900	9,905
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •	1,023	1,029
Master Credit Card Trust
2.578% due 07/22/2024 •	20,800	20,806
MASTR Asset-Backed Securities Trust
2.141% due 11/25/2036 •	62	30
2.141% due 01/25/2037 •	306	125
Merrill Lynch Mortgage Investors Trust
2.171% due 09/25/2037 •	6	2
2.211% due 02/25/2037 •	322	146
MMAF Equipment Finance LLC
2.920% due 07/12/2021	6,500	6,499
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 05/25/2037 •	156	142
2.191% due 09/25/2036 •	22	11
Morgan Stanley IXIS Real Estate Capital Trust
2.141% due 11/25/2036 •	10	5
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •	14,800	14,785
3.519% due 07/22/2024 •	1,269	1,270
Navient Private Education Loan Trust
2.418% due 12/15/2059 •	10,000	10,003
2.650% due 12/15/2028	11,481	11,297
2.740% due 02/15/2029	7,160	7,062
Navient Student Loan Trust
2.441% due 03/25/2067 •	15,000	15,009
2.891% due 07/26/2066 •	21,495	21,726
3.141% due 12/27/2066 •	28,885	29,359
3.241% due 03/25/2066 •	28,291	28,857
3.341% due 06/25/2065 •	25,387	26,090
Nelnet Student Loan Trust
2.560% due 02/27/2051 •	8,415	8,446
2.660% due 09/27/2038 •	6,844	6,897
2.760% due 09/25/2065 •	5,150	5,211
2.941% due 02/25/2066 •	4,582	4,616
3.980% due 11/25/2024 •	9,594	9,745
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •	4,000	4,000
New Century Home Equity Loan Trust
2.271% due 05/25/2036 •	403	379
3.021% due 11/25/2034 •	3,037	3,071
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •	12,900	12,903
Northstar Education Finance, Inc.
2.791% due 12/26/2031 •	6,975	7,007
NovaStar Mortgage Funding Trust
2.620% due 01/25/2036 •	9,170	9,128
Oaktree CLO Ltd.
3.579% due 10/20/2026 •	12,900	12,918

OCP CLO Ltd.
3.148% due 07/15/2027 •	2,800	2,798
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •	19,400	19,406
OFSI Fund Ltd.
3.503% due 04/17/2025 •	4,982	4,988
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	27,083	27,103
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000	20,600
2.570% due 07/18/2025	6,104	6,110
Option One Mortgage Loan Trust
2.631% due 08/25/2032 •	96	94
2.751% due 05/25/2035 •	1,514	1,521
Palmer Square CLO Ltd.
0.000% due 08/15/2026 •(b)	25,500	25,500
3.573% due 10/17/2027 •	18,100	18,127
Palmer Square Loan Funding Ltd.
2.822% due 04/15/2026 •	4,000	3,984
3.010% due 07/15/2026 •	17,400	17,334
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •	704	709
Penarth Master Issuer PLC
2.333% due 03/18/2022 •	8,500	8,505
Progress Residential Trust
3.485% due 01/17/2034 •	6,693	6,722
3.585% due 09/17/2033 •	14,230	14,263
Regatta Funding Ltd.
3.520% due 10/25/2026 •	8,600	8,607
Renaissance Home Equity Loan Trust
2.451% due 11/25/2034 •	159	148
2.591% due 12/25/2033 •	221	218
2.971% due 08/25/2033 •	457	448
Residential Asset Mortgage Products Trust
2.651% due 06/25/2032 •	4	4
2.771% due 05/25/2035 •	6,750	6,718
RMAT LP
4.090% due 05/25/2048 ×	7,034	7,047
SBA Tower Trust
2.898% due 10/15/2044 ×	14,200	14,115
Securitized Asset-Backed Receivables LLC Trust
2.766% due 01/25/2035 •	2,006	1,970
SLC Student Loan Trust
2.403% due 05/15/2029 •	9,123	9,026
2.451% due 03/15/2027 •	11,984	11,948
2.461% due 06/15/2029 •	7,535	7,499
SLM Private Credit Student Loan Trust
2.511% due 12/15/2026 •	10,043	10,040
SLM Private Education Loan Trust
2.590% due 01/15/2026	4,808	4,799
SLM Student Loan Trust
2.410% due 09/25/2043 •	15,056	15,119
2.470% due 01/25/2027 •	8,716	8,706
2.500% due 10/25/2028 •	3,440	3,430
2.500% due 10/27/2031 •	61,534	61,165
2.510% due 10/25/2029 •	13,025	12,970
2.791% due 01/25/2029 •	6,064	6,061
2.811% due 12/15/2027 •	27,710	27,833
2.891% due 12/15/2025 •	24,841	24,974
2.910% due 01/25/2028 •	6,016	6,037
2.910% due 10/25/2064 •	8,000	7,984
2.960% due 10/25/2029 •	15,800	15,875
2.960% due 01/25/2041 •	10,600	10,640
3.110% due 04/25/2023 •	1,665	1,662
3.260% due 07/25/2023 •	3,562	3,581
3.860% due 04/25/2023 •	35,851	36,664
4.060% due 07/25/2023 •	12,401	12,737
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,500	1,458
2.404% due 12/16/2024 •	16,000	16,005
3.523% due 02/17/2032 •	6,297	6,438
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	9,947	9,904
2.500% due 05/26/2026	9,434	9,319
2.770% due 05/25/2026	14,906	14,792
SoFi Consumer Loan Program Trust
2.550% due 02/25/2027	5,267	5,244
2.930% due 04/26/2027	9,295	9,293
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	1,221	1,216
2.720% due 10/27/2036	2,295	2,265
3.020% due 02/25/2040	1,659	1,623
3.691% due 06/25/2025 •	4,716	4,764
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	20,000	20,001
3.239% due 07/20/2027 •	10,100	10,087
3.249% due 01/20/2028 •	26,000	26,000

Specialty Underwriting & Residential Finance Trust
2.771% due 01/25/2034 •	173	166
Springleaf Funding Trust
2.680% due 07/15/2030	22,100	21,750
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •	363	363
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	1,364	1,366
Starwood Waypoint Homes Trust
3.035% due 01/17/2035 •	10,850	10,903
Structured Asset Investment Loan Trust
2.781% due 06/25/2035 •	1,241	1,245
3.066% due 10/25/2033 •	25	25
Structured Asset Securities Corp. Mortgage Loan Trust
3.482% due 04/25/2035 •×	751	738
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045 ×	646	648
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~	1,909	1,911
Trillium Credit Card Trust
2.348% due 02/27/2023 •	30,000	30,003
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037 ×	7,550	7,534
Utah State Board of Regents
2.710% due 01/25/2057 •	19,466	19,512
Venture CLO Ltd.
3.198% due 01/15/2028 •	10,150	10,163
3.228% due 04/15/2027 •	47,450	47,358
VOLT LLC
3.000% due 10/25/2047 ×	16,660	16,529
3.125% due 06/25/2047 ×	27,217	27,095
3.125% due 09/25/2047 ×	23,735	23,599
3.250% due 05/25/2047 ×	32,383	32,226
3.250% due 06/25/2047 ×	31,254	31,158
3.375% due 04/25/2047 ×	2,947	2,945
3.375% due 05/28/2047 ×	7,718	7,724
3.500% due 03/25/2047 ×	7,856	7,849
4.375% due 11/27/2045 ×	496	501
Washington Mutual Asset-Backed Certificates Trust
2.151% due 10/25/2036 •	61	35
WhiteHorse Ltd.
3.010% due 04/17/2027 •	12,700	12,678

Total Asset-Backed Securities (Cost $1,891,299)		1,892,944

SOVEREIGN ISSUES 2.4%
Development Bank of Japan, Inc.
1.625% due 09/25/2019	10,950	10,798
2.125% due 01/30/2019	5,450	5,435
2.606% (US0003M + 0.240%) due 01/28/2020 ~	30,650	30,720
2.932% (US0003M + 0.570%) due 04/23/2021 ~	4,000	4,026
Export-Import Bank of India
2.750% due 04/01/2020	18,030	17,726
2.750% due 08/12/2020	19,779	19,368
3.331% (US0003M + 1.000%) due 08/21/2022 ~	35,150	35,248
Export-Import Bank of Malaysia Bhd.
3.333% (US0003M + 1.000%) due 03/13/2019 «~	10,000	10,018
Japan Bank for International Cooperation
1.750% due 07/31/2018	14,160	14,154
1.750% due 11/13/2018	37,500	37,401
2.125% due 02/07/2019	1,975	1,970
2.125% due 06/01/2020	8,700	8,567
2.125% due 11/16/2020	30,000	29,420
2.250% due 02/24/2020	950	941
2.752% (US0003M + 0.390%) due 07/21/2020 ~	55,500	55,740
2.780% (US0003M + 0.480%) due 06/01/2020 ~	18,300	18,407
2.900% (US0003M + 0.570%) due 02/24/2020 ~	41,850	42,142
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	8,000	7,822
2.125% due 03/06/2019	11,000	10,956
2.500% due 09/12/2018	49,444	49,466
Korea Expressway Corp.
3.059% (US0003M + 0.700%) due 10/28/2019 ~	2,000	2,003
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,600	1,599
Korea National Oil Corp.
2.750% due 01/23/2019	5,359	5,351
Qatar Government International Bond
5.250% due 01/20/2020	7,700	7,939
Tokyo Metropolitan Government
2.000% due 05/17/2021	2,400	2,319
2.125% due 05/20/2019	11,700	11,624

2.500% due 06/08/2022		20,900	20,327

Total Sovereign Issues (Cost $462,504)			461,487

SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		7,600	7,596
First Rep Bank San Francisco
2.650% due 07/16/2018		90,700	90,734
Itau CorpBanca
2.500% due 12/07/2018		33,300	33,298

			131,628

COMMERCIAL PAPER 3.7%
AT&T, Inc.
3.000% due 05/28/2019		34,000	33,050
Boston Scientific Corp.
2.450% due 07/10/2018		6,650	6,645
2.500% due 08/13/2018		27,100	27,019
2.550% due 08/15/2018		31,800	31,700
CIMIC Group Ltd.
1.000% due 06/20/2019 (e)(h)		2,300	2,211
3.906% due 05/30/2019 (e)(h)		5,000	4,820
3.906% due 06/06/2019 (e)(h)		14,000	13,483
CRH America Finance, Inc.
2.430% due 07/11/2018		14,700	14,689
2.450% due 07/18/2018		21,300	21,274
Deutsche Telekom AG
2.430% due 08/10/2018		29,520	29,438
2.430% due 08/14/2018		29,000	28,911
Discovery Communications LLC
2.670% due 07/13/2018		1,000	999
2.690% due 07/20/2018		6,900	6,890
Energy Transfer Partners
2.950% due 07/16/2018		45,100	45,047
Entergy Corp.
2.430% due 07/12/2018		10,000	9,992
2.590% due 07/19/2018		4,500	4,494
2.650% due 07/11/2018		5,600	5,596
2.700% due 08/15/2018		7,500	7,476
Enterprise Prods Oper LLC
2.320% due 07/11/2018		24,000	23,982
2.320% due 07/16/2018		37,400	37,359
2.370% due 07/17/2018		3,000	2,996
Ford Motor Credit Co.
2.780% due 02/19/2019		20,250	19,894
HP, Inc.
2.520% due 07/02/2018		27,300	27,296
Humana, Inc.
2.620% due 08/13/2018		4,000	3,988
2.620% due 08/15/2018		7,400	7,376
Marriot International
2.430% due 07/16/2018		5,000	4,994
Schlumberger Holdings
2.560% due 08/09/2018		4,550	4,538
Sempra Energy Holdings
2.520% due 07/19/2018		15,000	14,981
2.520% due 07/30/2018		7,200	7,185
Southern Co.
2.600% due 07/23/2018		5,400	5,392
Spectra Energy Partners
2.450% due 07/16/2018		5,000	4,994
Syngenta Wilmington
3.050% due 07/27/2018		18,550	18,516
Thomson Reuters Corp.
2.400% due 07/11/2018		4,500	4,497
2.450% due 07/16/2018		14,000	13,985
2.460% due 07/11/2018		11,300	11,292
Volkswagen Australia
2.320% due 07/18/2018	AUD	5,000	3,696
VW CR, Inc.
2.330% due 07/12/2018		$1,700	1,699
2.540% due 08/10/2018		10,000	9,972
2.550% due 08/15/2018		22,000	21,931
2.800% due 12/10/2018		150,100	148,258
Walgreens Boots Alliance
2.570% due 08/08/2018		2,650	2,643

2.630% due 07/25/2018		11,300	11,281

			706,479

REPURCHASE AGREEMENTS (i) 2.4%			455,471

SHORT-TERM NOTES 0.3%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		30,000	30,024
Letras del Banco Central de la Republica Argentina
25.600% due 07/18/2018 (e)	ARS	10,474	355
40.700% due 07/18/2018 (e)		66,450	2,252
Lloyds Banking Group PLC
3.536% due 09/05/2018 (e)(h)		$6,622	6,623
Pacific Gas & Electric Co.
2.549% (US0003M + 0.230%) due 11/28/2018 ~		19,900	19,824

			59,078

ARGENTINA TREASURY BILLS 0.2%
2.429% due 07/27/2018 – 08/10/2018 (c)(d)		$36,000	35,886
25.800% due 09/19/2018 (c)(e)	ARS	57,081	1,810

			37,696

JAPAN TREASURY BILLS 2.6%
(0.231)% due 07/02/2018 – 07/17/2018 (c)(d)	JPY	55,000,000	496,776
MALAYSIA TREASURY BILLS 0.1%
3.047% due 08/10/2018 (d)(e)	MYR	58,100	14,334
U.S. TREASURY BILLS 0.2%
1.912% due 08/02/2018 – 09/27/2018 (c)(d)(l)(n)		$30,084	30,000

Total Short-Term Instruments (Cost $1,933,447)			1,931,462

Total Investments in Securities (Cost $15,352,620)			15,353,818

	SHARES
INVESTMENTS IN AFFILIATES 23.2%
SHORT-TERM INSTRUMENTS 23.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.2%
PIMCO Short Asset Portfolio		440,330,589	4,405,948
PIMCO Short-Term Floating NAV Portfolio III		870,386	8,605

Total Short-Term Instruments (Cost $4,416,853)			4,414,553

Total Investments in Affiliates (Cost $4,416,853)			4,414,553

Total Investments 104.1% (Cost $19,769,473)			$19,768,371
Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $(35,230))			14,828
Other Assets and Liabilities, net (4.2)%			(801,538)

Net Assets 100.0%			$18,981,661

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	3.906%	05/30/2019	06/28/2018	$4,820	$4,820	0.03%
CIMIC Group Ltd.	3.906	06/06/2019	06/28/2018	13,483	13,483	0.07
CIMIC Group Ltd.	1.000	06/20/2019	06/28/2018	2,211	2,211	0.01
Lloyds Banking Group PLC	3.000	10/11/2018	09/18/2017	33,447	33,421	0.18
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	28,093	27,984	0.15
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	5,814	5,810	0.03
Lloyds Banking Group PLC	3.536	09/05/2018	05/22/2018	15,845	15,848	0.08
Lloyds Banking Group PLC	3.536	09/05/2018	05/22/2018	6,622	6,623	0.03
Lloyds Banking Group PLC	3.536	09/04/2019	05/22/2018	22,467	22,468	0.12
Lloyds Banking Group PLC	3.536	09/02/2020	05/22/2018	22,467	22,467	0.12
Lloyds Banking Group PLC	3.536	09/02/2021	05/22/2018	22,467	22,466	0.12

				$177,736	$177,601	0.94%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.000%	06/26/2018	07/03/2018	$125,469	U.S. Treasury Notes 2.750% due 04/30/2023	$(125,716)	$125,469	$125,511
FICC	1.500	06/29/2018	07/02/2018	4,482	U.S. Treasury Notes 1.875% due 02/28/2022	(4,574)	4,482	4,483
JPS	2.150	06/29/2018	07/02/2018	325,520	U.S. Treasury Notes 2.750% due 04/30/2023	(325,755)	325,520	325,578

Total Repurchase Agreements						$(456,045)	$455,471	$455,572

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.200%	06/13/2018	07/12/2018		$(195,762)	$(195,989)
	2.250	06/26/2018	07/03/2018		(120,269)	(120,314)
BRC	0.500	06/28/2018	TBD	(3)	(5,759)	(5,759)
JML	1.250	06/18/2018	07/05/2018		(4,301)	(4,302)

Total Reverse Repurchase Agreements						$(326,364)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Obligations (4.4)%
U.S. Treasury Notes	2.750%	04/30/2023	$841,600	$(843,005)	$(846,231)

Total Short Sales (4.4)%				$(843,005)	$(846,231)

(j)	Securities with an aggregate market value of $365,033 and cash of $1,831 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(424,690) at a weighted average interest rate of 1.948%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $3,973 of accrued interest.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note August 2018 Futures	$ 105.500	07/27/2018	2,691	$5,382	$299	$42
Call - CBOT U.S. Treasury 2-Year Note August 2018 Futures	106.125	07/27/2018	2,691	5,382	256	294

Total Purchased Options					$555	$336

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$ 117.500	07/27/2018	1,366	$1,366	$(361)	$(21)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.000	07/27/2018	1,366	1,366	(382)	(747)

Total Written Options					$(743)	$(768)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance June Futures	06/2019	8,566	CAD	1,590,263	$24	$0	$(2,036)
3-Month Canada Bankers Acceptance March Futures	03/2019	3,498		650,129	(788)	0	(765)
3-Month Canada Bankers Acceptance September Futures	09/2019	2,661		493,580	503	0	(658)
90-Day Eurodollar December Futures	12/2018	74,391		$18,106,769	(42,330)	0	0
90-Day Eurodollar June Futures	06/2019	6,744		1,637,865	(1,574)	0	0

					$(44,165)	$0	$(3,459)

SHORT FUTURES CONTRACTS

						Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	19,469		$(4,722,936)	$19,638	$487	$0
90-Day Eurodollar June Futures	06/2020	6,286		(1,524,669)	1,161	236	0
U.S. Treasury 5-Year Note September Futures	09/2018	22,353		(2,539,685)	(1,704)	524	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	1,556		(248,279)	(5,130)	97	0
United Kingdom Long Gilt September Futures	09/2018	5,086	GBP	(826,010)	(2,946)	1,879	0

					$11,019	$3,223	$0

Total Futures Contracts					$(33,146)	$3,223	$(3,459)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.587%	$7,700	$17	$91	$108	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$122,400	$(9,547)	$1,747	$(7,800)	$0	$(24)
CDX.HY-30 5-Year Index	(5.000)	Quarterly	06/20/2023	364,600	(22,384)	508	(21,876)	0	(173)

					$(31,931)	$2,255	$(29,676)	$0	$(197)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (7)(8)	1-Month LIBOR + 0.125%	0.000%	Quarterly	06/21/2020	$10,266,000	$45	$(907)	$(862)	$1,104	$0
Pay (8)	1-Month LIBOR + 0.139%	2.353	Quarterly	05/10/2021	2,688,190	0	1,462	1,462	1,366	0
Pay (8)	1-Month LIBOR + 0.136%	2.356	Quarterly	05/11/2021	1,344,000	0	821	821	659	0
Pay (8)	1-Month LIBOR + 0.139%	2.355	Quarterly	05/14/2021	1,685,280	0	854	854	817	0
Pay (8)	1-Month LIBOR + 0.095%	2.331	Quarterly	05/21/2022	700,300	0	589	589	0	(3)

						$45	$2,819	$2,864	$3,946	$(3)

Total Swap Agreements						$(31,869)	$5,165	$(26,704)	$3,946	$(202)

(l)	Securities with an aggregate market value of $22,291 and cash of $56,412 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	Unsettled variation margin asset of $13 for closed future agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(8)	Versus Floating Rate Index Receive 3-Month USD-LIBOR

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	JPY	44,000,000	$	399,019	$1,603	$0
	07/2018	$	27,323	AUD	37,014	68	0
	07/2018		41,180	GBP	30,841	0	(477)
	08/2018	ARS	135,100	$	6,271	1,802	0
	08/2018	AUD	37,014		27,326	0	(69)
	08/2018	CZK	2,634		126	7	0
	09/2018	ARS	66,277		3,011	890	0
BPS	07/2018	JPY	57,284,986		527,439	10,029	0
	07/2018	$	1,298	GBP	969	0	(20)
	08/2018	ARS	76,970	$	3,575	1,030	0
CBK	07/2018	AUD	5,000		3,784	83	0
	07/2018	CAD	10,320		7,927	77	0
	07/2018	EUR	3,227		3,820	52	0
	07/2018	$	646	ARS	16,856	0	(72)
	07/2018		217,787	GBP	164,285	0	(972)
	08/2018	MXN	38,484	$	1,972	50	0
	08/2018	$	9,484	ARS	246,400	0	(1,335)
	09/2018		337		9,196	0	(43)
DUB	07/2018	ARS	43,328	$	1,536	62	0
GLM	07/2018	AUD	41,661		31,318	487	0
	07/2018	EUR	2,701		3,188	34	0
	07/2018	$	3,830	CAD	5,099	48	0
	07/2018		185,987	EUR	160,171	1,063	(2)
	07/2018		6,579	GBP	4,891	0	(124)
	08/2018	MYR	43,553	$	10,294	0	(483)
	08/2018	$	1,363	AUD	1,847	4	0
	08/2018		5,741	CAD	7,580	28	0
HUS	07/2018	ARS	104,087	$	4,911	1,371	0
	07/2018	$	2,767	ARS	76,757	0	(156)
	08/2018	ARS	34,330	$	1,591	455	0
JPM	07/2018	NZD	106,245		73,459	1,500	0
	07/2018	$	1,978	AUD	2,609	0	(48)
	07/2018		4,868	CAD	6,473	56	0
MSB	07/2018	JPY	14,686,400	$	133,049	307	0
	07/2018	$	18,472	EUR	16,000	213	0
NGF	07/2018	ARS	23,122	$	813	27	0
RBC	07/2018	$	1,157	AUD	1,575	8	0
SCX	07/2018	JPY	1,447,900	$	13,156	79	0
	07/2018	$	1,503	AUD	2,038	6	0
	07/2018		4,936	CAD	6,328	0	(122)
	07/2018		72,465	NZD	106,245	0	(505)
	08/2018	NZD	106,245	$	72,468	506	0
	08/2018	$	74,324	NZD	106,596	0	(2,124)
SSB	07/2018	EUR	174,213	$	201,713	0	(1,733)
	07/2018	$	2,991	GBP	2,232	0	(46)
	08/2018	AUD	8,460	$	6,361	99	0
	09/2018	$	1,215	MYR	4,864	0	(13)
	11/2018	AUD	8,500	$	6,394	100	0
TOR	07/2018	$	568,119	JPY	62,419,286	0	(4,336)
	08/2018	JPY	62,419,286	$	569,285	4,380	0
UAG	07/2018	GBP	203,218		268,705	508	0
	08/2018	AUD	9,040		6,847	156	0
	08/2018	MYR	14,547		3,442	0	(157)
	08/2018	$	269,085	GBP	203,218	0	(523)

Total Forward Foreign Currency Contracts						$27,188	$(13,360)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
UAG	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	08/23/2018	$3,301,600	$2,199	$2,607
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.040	08/23/2018	3,301,600	2,199	888

Total Purchased Options							$4,398	$3,495

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$80,600	$(105)	$(27)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	118,000	(112)	(39)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	146,400	(179)	(161)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	63,700	(110)	(9)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	79,600	(82)	(17)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	103,900	(148)	(114)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	84,600	(141)	(11)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	68,600	(63)	(28)

						$(940)	$(406)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	07/26/2018	$1,237,500	$(1,856)	$(1,446)
UAG	Call -OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.880	08/23/2018	762,400	(2,387)	(3,464)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.410	08/23/2018	762,400	(2,388)	(268)

							$(6,631)	$(5,178)

Total Written Options							$(7,571)	$(5,584)

(n)

Securities with an aggregate market value of $7,490 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$21,582	$32,479	$54,061
Corporate Bonds & Notes
Banking & Finance	0	5,452,289	0	5,452,289
Industrials	0	3,342,647	4,030	3,346,677
Utilities	0	837,719	0	837,719
Municipal Bonds & Notes
Arkansas	0	3,357	0	3,357
California	0	94,578	0	94,578
Colorado	0	1,556	0	1,556
New Jersey	0	499	0	499
Pennsylvania	0	3,434	0	3,434
Texas	0	1,756	0	1,756
Washington	0	18,016	0	18,016
U.S. Government Agencies	0	393,153	0	393,153
Non-Agency Mortgage-Backed Securities	0	860,830	0	860,830
Asset-Backed Securities	0	1,867,039	25,905	1,892,944
Sovereign Issues	0	451,469	10,018	461,487
Short-Term Instruments
Certificates of Deposit	0	131,628	0	131,628
Commercial Paper	0	704,268	0	704,268
Repurchase Agreements	0	455,471	0	455,471
Short-Term Notes	0	61,289	0	61,289
Argentina Treasury Bills	0	37,696	0	37,696
Japan Treasury Bills	0	496,776	0	496,776
Malaysia Treasury Bills	0	14,334	0	14,334
U.S. Treasury Bills	0	30,000	0	30,000
	$0	$15,281,386	$72,432	$15,353,818

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,414,553	$0	$0	$4,414,553

Total Investments	$4,414,553	$15,281,386	$72,432	$19,768,371

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(846,231)	$0	$(846,231)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,223	4,282	0	7,505
Over the counter	0	30,683	0	30,683
	$3,223	$34,965	$0	$38,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,459)	(970)	0	(4,429)
Over the counter	0	(18,944)	0	(18,944)
	$(3,459)	$(19,914)	$0	$(23,373)

Total Financial Derivative Instruments	$(236)	$15,051	$0	$14,815

Totals	$4,414,317	$14,450,206	$72,432	$18,936,955

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS®

Absolute Return Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		$882	$882

Total Loan Participations and Assignments (Cost $880)			882

CORPORATE BONDS & NOTES 8.3%
BANKING & FINANCE 4.7%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,149
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(e)(f)	EUR	1,000	1,197
Banco del Estado de Chile
4.125% due 10/07/2020		$1,800	1,821
Bank of America Corp.
2.650% due 04/01/2019		11,900	11,889
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	400	502
Barclays Bank PLC
10.179% due 06/12/2021		$2,800	3,233
14.000% due 06/15/2019 •(e)	GBP	700	1,023
Barclays PLC
3.200% due 08/10/2021		$1,100	1,079
3.710% (US0003M + 1.380%) due 05/16/2024 ~		3,400	3,375
4.972% due 05/16/2029 •		1,400	1,389
6.500% due 09/15/2019 •(e)(f)	EUR	1,000	1,205
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,110
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,506
4.044% due 06/01/2024 •		1,000	1,006
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	1,400	1,750
6.625% due 06/29/2021 •(e)(f)		1,200	1,579
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$600	578
Danske Bank A/S
3.386% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,402
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,832
4.250% due 10/14/2021		4,500	4,433
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,283
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,500	1,491
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,823
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,603
3.326% (US0003M + 1.000%) due 05/18/2024 ~		600	599
3.400% due 03/08/2021		700	700
4.300% due 03/08/2026		600	602
6.500% due 03/23/2028 •(e)(f)		1,700	1,634
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~		900	901
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		3,400	3,401
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,300
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,000	966
2.992% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,702
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		2,000	1,997
4.519% due 06/25/2024 •		1,100	1,102
4.892% due 05/18/2029 •		1,900	1,894
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,151
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	386
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	480	666

UBS Group Funding Switzerland AG
2.950% due 09/24/2020		$400	396
3.293% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,204
4.125% due 09/24/2025		500	497

			80,356

INDUSTRIALS 1.6%
AbbVie, Inc.
3.200% due 11/06/2022		100	98
Allergan Funding SCS
3.450% due 03/15/2022		1,500	1,477
Allergan Sales LLC
4.875% due 02/15/2021		233	240
BAT Capital Corp.
2.764% due 08/15/2022		700	672
3.223% (US0003M + 0.880%) due 08/15/2022 ~		1,200	1,209
Charter Communications Operating LLC
4.464% due 07/23/2022		500	506
4.908% due 07/23/2025		2,300	2,325
CVS Health Corp.
3.500% due 07/20/2022		100	99
3.700% due 03/09/2023		2,600	2,576
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		3,600	3,600
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,305
GATX Corp.
3.083% (US0003M + 0.720%) due 11/05/2021 ~		2,500	2,513
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,600	2,574
INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,225
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		2,000	2,009
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	670
2.400% due 09/23/2021		860	824
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~		100	101
Tesco PLC
6.125% due 02/24/2022	GBP	100	150
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,620

			26,892

UTILITIES 2.0%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		6,100	6,128
3.298% (US0003M + 0.950%) due 07/15/2021 ~		5,200	5,252
BellSouth Corp.
4.333% due 04/26/2021		5,900	5,963
Dominion Energy, Inc.
2.850% (US0003M + 0.550%) due 06/01/2019 ~		500	501
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		2,100	2,100
FirstEnergy Corp.
2.850% due 07/15/2022		800	776
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		4,800	4,810
Petrobras Global Finance BV
5.299% due 01/27/2025		106	98
5.999% due 01/27/2028		2,451	2,222
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		2,700	2,702
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,702
Verizon Communications, Inc.
3.443% (US0003M + 1.100%) due 05/15/2025 ~		1,600	1,600

			34,854

Total Corporate Bonds & Notes (Cost $143,089)			142,102

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	146
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	123

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	517

		786

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	391
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	557
7.750% due 01/01/2042	800	868
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	242

		2,058

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	517

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	146

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,184

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	204

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	500	500

Total Municipal Bonds & Notes (Cost $4,756)		5,395

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 12/25/2036 ~	23	22
2.310% due 08/01/2022	100	97
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	23	23
2.441% (US0001M + 0.350%) due 03/25/2044 ~	92	92
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	40	40
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	98	98
2.501% (LIBOR01M + 0.410%) due 09/25/2035 ~	179	179
2.664% (12MTA + 1.200%) due 07/01/2044 ~	14	14
2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	263	266
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	354	360
2.841% (LIBOR01M + 0.750%) due 01/25/2040 ~	672	684
2.960% due 05/01/2022	3,785	3,767
3.155% due 05/01/2022	932	930
3.217% (COF 11 + 1.251%) due 05/01/2036 ~	1	1
3.271% (H15T1Y + 2.135%) due 08/01/2033 ~	14	15
3.295% (H15T1Y + 2.205%) due 09/01/2033 ~	29	30
3.566% due 05/25/2035 ~	9	9
3.750% due 07/25/2042	5,204	5,203
3.782% (US0012M + 2.024%) due 01/01/2036 ~	26	28
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	6	7
4.296% (H15T1Y + 2.845%) due 06/01/2033 ~	112	117
4.498% due 07/01/2019	327	332
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	4	4
5.000% due 04/25/2033 - 04/01/2038	18	19
5.500% due 03/01/2034 - 07/01/2035	119	129
6.000% due 08/01/2036 - 02/01/2038	130	143
6.500% due 10/01/2035 - 10/01/2036	167	185
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	207,500	206,309
4.000% due 08/01/2048	16,800	17,103
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	136	136
Freddie Mac
2.577% (12MTA + 1.200%) due 02/25/2045 ~	16	17
2.643% (LIBOR01M + 0.570%) due 06/15/2041 ~	110	111
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~	158	160
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	29	29
2.793% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	184	186
3.500% (H15T1Y + 2.125%) due 02/01/2024 ~	3	3
3.969% (H15T1Y + 2.230%) due 03/01/2034 ~	63	67
4.500% due 03/01/2029	47	49
5.500% due 08/15/2030 - 07/01/2038	35	38

Ginnie Mae
3.375% (H15T1Y + 1.500%) due 03/20/2027 ~		1	1
5.000% due 04/15/2036 - 09/15/2039		1,733	1,847
Small Business Administration
5.520% due 06/01/2024		77	80

Total U.S. Government Agencies (Cost $237,918)			238,930

U.S. TREASURY OBLIGATIONS 24.8%
U.S. Treasury Bonds
2.750% due 08/15/2047		1,300	1,240
3.000% due 02/15/2048		19,800	19,850
4.250% due 05/15/2039		9,600	11,572
4.375% due 11/15/2039		18,800	23,067
4.375% due 05/15/2040		15,600	19,179
4.500% due 08/15/2039		12,700	15,820
4.625% due 02/15/2040		5,900	7,481
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)		6,766	6,663
0.125% due 01/15/2022 (i)		21,586	21,222
0.125% due 04/15/2022		29,876	29,271
0.125% due 07/15/2022 (i)		62,102	61,085
0.125% due 07/15/2024		25,219	24,522
0.375% due 07/15/2023		17,032	16,882
0.375% due 01/15/2027		21,677	21,067
0.375% due 07/15/2027		4,609	4,485
1.000% due 02/15/2048		17,272	17,870
1.750% due 01/15/2028		5,023	5,490
2.375% due 01/15/2025		3,988	4,423
2.375% due 01/15/2027		3,354	3,816
2.500% due 01/15/2029		29,524	34,718
3.625% due 04/15/2028		155	197
U.S. Treasury Notes
1.750% due 05/15/2023 (i)(k)		2,140	2,044
2.000% due 11/15/2026		12,400	11,619
2.125% due 09/30/2021 (i)(k)		2,200	2,164
2.125% due 05/15/2025		22,100	21,148
2.250% due 12/31/2023 (k)		6,300	6,134
2.250% due 08/15/2027		17,100	16,273
2.375% due 08/15/2024 (k)		9,600	9,372
2.750% due 02/15/2024 (k)		4,700	4,694

Total U.S. Treasury Obligations (Cost $430,679)			423,368

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •		45	46
Banc of America Funding Trust
3.909% due 05/25/2035 ~		50	52
4.046% due 01/20/2047 ^~		95	92
Bear Stearns Adjustable Rate Mortgage Trust
3.814% due 01/25/2034 ~		32	32
3.823% due 01/25/2034 ~		1	1
3.827% due 04/25/2033 ~		1	1
Bear Stearns ALT-A Trust
2.431% due 08/25/2036 ^•		2,107	2,166
3.781% due 05/25/2035 ~		255	257
3.791% due 09/25/2035 ~		56	46
ChaseFlex Trust
2.391% due 07/25/2037 •		549	511
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018 ×		3	3
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •		16	17
Countrywide Alternative Loan Trust
2.211% due 06/25/2036 •		2,658	2,492
2.271% due 05/25/2047 •		281	274
2.294% due 03/20/2046 •		5,126	4,363
2.314% due 05/20/2046 ^•		122	98
3.118% due 08/25/2035 •		8,784	8,616
6.000% due 10/25/2033		12	13
6.000% due 12/25/2034		5,188	5,242
6.000% due 12/25/2035 ^		3,884	3,729
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% due 02/20/2036 ^•		34	30
3.585% due 02/20/2035 ~		107	109
Credit Suisse Mortgage Capital Certificates
3.451% due 02/27/2037 ~		1,182	1,197
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~		43	36
Grifonas Finance PLC
0.009% due 08/28/2039 •	EUR	208	218
GSMPS Mortgage Loan Trust
2.441% due 01/25/2036 •		$2,465	2,212
GSR Mortgage Loan Trust
3.641% due 06/25/2034 ~		48	48

3.657% due 11/25/2035 ~	52	53
3.718% due 11/25/2035 ^~	178	166
6.000% due 03/25/2037 ^	34	30
HarborView Mortgage Loan Trust
2.525% due 05/19/2035 •	1,483	1,434
Impac CMB Trust
3.091% due 07/25/2033 •	17	17
IndyMac Mortgage Loan Trust
2.281% due 09/25/2046 •	354	329
2.711% due 06/25/2034 •	190	188
JPMorgan Mortgage Trust
3.561% due 11/25/2035~	123	119
3.692% due 07/25/2035 ~	912	939
4.165% due 08/25/2034 ~	601	609
5.750% due 01/25/2036 ^	35	28
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	69	66
2.341% due 11/25/2035 •	33	31
3.537% due 02/25/2035 ~	759	790
3.967% due 12/25/2032 •	1	1
Prime Mortgage Trust
2.491% due 02/25/2034 •	8	8
Residential Accredit Loans, Inc. Trust
2.261% due 01/25/2037 •	2,618	2,379
2.276% due 08/25/2036 •	780	718
5.500% due 01/25/2035 ^	30	30
Structured Adjustable Rate Mortgage Loan Trust
3.726% due 08/25/2035 ~	61	61
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •	301	294
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	524	478
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •	2,287	2,101
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •	30	30
2.381% due 10/25/2045 •	30	30
2.558% due 02/25/2046 •	122	123
2.758% due 11/25/2042 •	19	18
2.958% due 08/25/2042 •	10	10
3.404% due 07/25/2037 ~	10,625	9,821
Washington Mutual Mortgage Pass-Through Certificates Trust
2.388% due 11/25/2046 •	9,562	8,849
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~	61	63
3.822% due 03/25/2036 ~	80	82
4.120% due 07/25/2036 ^~	627	615

Total Non-Agency Mortgage-Backed Securities (Cost $56,096)		62,411

ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust
2.221% due 12/25/2036 •	6,316	4,268
Allegro CLO Ltd.
3.579% due 01/30/2026 •	1,300	1,300
Apidos CLO
3.482% due 07/22/2026 •	1,000	1,000
Argent Securities Trust
2.361% due 05/25/2036 •	6,758	2,607
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.471% due 02/25/2036 •	1,551	1,224
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •	300	300
Bayview Financial Asset Trust
2.541% due 03/25/2037 •	770	752
Bear Stearns Asset-Backed Securities Trust
2.859% due 10/25/2036 ~	352	262
3.041% due 10/25/2037 •	2,734	2,379
CIFC Funding Ltd.
3.220% due 10/25/2027 •	2,200	2,200
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	3,385	3,422
Citigroup Mortgage Loan Trust, Inc.
2.351% due 03/25/2037 •	1,499	1,348
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•	2,243	2,104
2.231% due 05/25/2037 •	4,425	4,273
2.231% due 07/25/2037 ^•	7,222	6,447
2.231% due 06/25/2047 ^•	1,342	1,242
2.241% due 04/25/2047 •	407	393
2.341% due 06/25/2047 •	1,600	1,485
2.351% due 12/25/2036 •	5,200	5,003
Countrywide Asset-Backed Certificates Trust
2.241% due 02/25/2037 •	259	259
2.251% due 03/25/2037 •	453	450
2.441% due 05/25/2036 •	2	2

Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •		8	8
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		2,729	2,753
Credit-Based Asset Servicing & Securitization LLC
2.341% due 07/25/2036 •		2,000	1,873
First NLC Trust
2.581% due 02/25/2036 •		14,622	10,344
Fremont Home Loan Trust
2.151% due 01/25/2037 •		9	5
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •		800	800
HSI Asset Securitization Corp. Trust
2.241% due 12/25/2036 •		10,648	8,486
JPMorgan Mortgage Acquisition Trust
2.226% due 07/25/2036 •		1,729	1,431
2.301% due 03/25/2037 •		2,519	2,516
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •		12	12
2.851% due 08/25/2045 •		4,819	4,859
MASTR Asset-Backed Securities Trust
2.191% due 11/25/2036 •		11,527	8,202
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 02/25/2037 •		3,903	3,670
2.241% due 06/25/2036 •		2,342	1,620
2.271% due 02/25/2037 •		1,784	892
2.306% due 03/25/2037 •		11,449	6,052
2.321% due 09/25/2036 •		994	615
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		1,400	1,402
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		961	963
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		576	577
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		1,000	1,004
RAAC Trust
2.571% due 03/25/2037 •		656	658
Residential Asset Securities Corp. Trust
2.531% due 12/25/2035 •		10,019	9,562
2.561% due 11/25/2035 •		13,000	12,349
Saxon Asset Securities Trust
2.541% due 11/25/2037 •		3,580	3,381
Securitized Asset-Backed Receivables LLC Trust
2.181% due 05/25/2037 •		15,434	10,256
2.341% due 05/25/2036 •		3,569	2,355
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		71	73
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	246	287
Soundview Home Loan Trust
2.931% due 08/25/2035 •		$2,989	2,805
3.171% due 07/25/2035 •		3,290	3,335
Structured Asset Investment Loan Trust
2.241% due 09/25/2036 •		1,931	1,873
Structured Asset Securities Corp. Mortgage Loan Trust
2.411% due 05/25/2037 •		499	497
2.431% due 02/25/2036 •		2,618	2,625
2.741% due 04/25/2031 •		4,830	4,685
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~		805	806
Telos CLO Ltd.
3.303% due 04/17/2028 •		2,700	2,700
TICP CLO Ltd.
3.199% due 04/20/2028 •		1,800	1,788
Venture CLO Ltd.
3.168% due 04/15/2027 •		9,600	9,555
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		1,030	1,031

Total Asset-Backed Securities (Cost $155,656)			171,425

SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
2.500% due 12/31/2038 ×		6,550	3,738
5.875% due 01/11/2028		3,100	2,528
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,923	124
40.000% (ARPP7DRR) due 06/21/2020 ~		63,093	2,273
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	1,958
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	17,069	4,487
6.000% due 05/15/2055 (d)		13,035	3,411
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,229

Israel Government International Bond
4.125% due 01/17/2048		700	664
Province of Ontario
1.650% due 09/27/2019		900	889
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,650
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,495
4.500% due 04/17/2030		1,600	1,601
5.000% due 04/17/2049		1,600	1,560

Total Sovereign Issues (Cost $34,377)			28,607

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.6%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.940% due 09/04/2018		5,400	5,397
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		12,300	12,313

			17,710

COMMERCIAL PAPER 2.0%
Energy Transfer Partners
2.999% due 07/16/2018		5,300	5,294
Entergy Corp.
2.797% due 07/10/2018		4,500	4,497
Enterprise Products Operating LLC
2.377% due 07/30/2018		2,200	2,195
Ford Motor Credit Co.
2.900% due 02/19/2019		9,300	9,137
Mondelez International, Inc.
2.475% due 08/15/2018		7,400	7,377
Sempra Energy Holdings
2.568% due 07/18/2018		3,100	3,096
VW CR, Inc.
2.602% due 08/14/2018		3,200	3,190

			34,786

REPURCHASE AGREEMENTS (g) 7.0%
			119,416

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (c)	ARS	800	26
25.600% due 07/18/2018 (c)		1,915	65
25.650% due 08/15/2018 (c)		2,140	70
25.800% due 08/15/2018 (c)		3,130	103
40.700% due 07/18/2018 (c)		4,070	138

			402

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (b)(c)		$1,500	1,475
25.800% due 09/19/2018 (b)(c)	ARS	1,537	49

			1,524

GREECE TREASURY BILLS 0.5%
1.005% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	7,700	8,953

Total Short-Term Instruments (Cost $183,315)		182,791

Total Investments in Securities (Cost $1,246,766)		1,255,911

	SHARES
INVESTMENTS IN AFFILIATES 40.6%
SHORT-TERM INSTRUMENTS 40.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.6%
PIMCO Short Asset Portfolio	23,719,134	237,333
PIMCO Short-Term Floating NAV Portfolio III	46,215,738	456,889

Total Short-Term Instruments (Cost $694,209)		694,222

Total Investments in Affiliates (Cost $694,209)		694,222

Total Investments 114.1% (Cost $1,940,975)		$1,950,133
Financial Derivative Instruments (h)(j) 2.9% (Cost or Premiums, net $8,724)		50,298
Other Assets and Liabilities, net (17.0)%		(290,565)

Net Assets 100.0%		$1,709,866

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.150%	06/29/2018	07/02/2018	$15,000	U.S. Treasury Notes 2.500% due 08/15/2023	$(15,439)	$15,000	$15,003
JPS	1.930	06/28/2018	07/03/2018	1,713	U.S. Treasury Notes 2.875% due 05/15/2028	(1,709)	1,713	1,713
	2.000	06/28/2018	07/03/2018	1,303	U.S. Treasury Notes 2.750% due 02/15/2028	(1,302)	1,303	1,303
SAL	2.220	06/29/2018	07/02/2018	101,400	U.S. Treasury Notes 2.625% due 11/15/2020	(103,531)	101,400	101,419

Total Repurchase Agreements						$(121,981)	$119,416	$119,438

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	2.750%	02/15/2028	$1,300	$(1,281)	$(1,302)
U.S. Treasury Notes	2.875	05/15/2028	1,700	(1,704)	(1,709)

Total Short Sales (0.2)%				$(2,985)	$(3,011)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $20 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,752) at a weighted average interest rate of 1.537%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	NotionalAmount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,563	$	867,234	$(4,959)	$0	$0
90-Day Eurodollar March Futures	03/2019	3,006		730,759	(2,822)	0	0
90-Day Eurodollar September Futures	09/2020	847		205,450	(285)	0	(32)
E-mini S&P 500 Index September Futures	09/2018	389		52,935	(1,199)	51	0
Euro-Bobl September Futures	09/2018	295	EUR	45,533	208	21	(14)
Euro-Bund 10-Year Bond September Futures	09/2018	497		94,343	678	145	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,772	$	201,330	(425)	0	(41)
U.S. Treasury 10-Year Note September Futures	09/2018	344		41,345	359	0	0

					$(8,445)	$217	$(87)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,563	$	(864,339)	$6,091	$89	$0
90-Day Eurodollar March Futures	03/2020	3,006		(729,105)	3,002	113	0
90-Day Eurodollar September Futures	09/2021	847		(205,472)	93	21	0
Australia Government 10-Year Bond September Futures	09/2018	335	AUD	(32,071)	(433)	38	(25)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	336	EUR	(60,639)	(531)	0	(267)
U.S. Treasury 2-Year Note September Futures	09/2018	304	$	(64,396)	23	10	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	451		(71,963)	(2,504)	28	0
United Kingdom Long Gilt September Futures	09/2018	3	GBP	(487)	(7)	1	0
					$5,734	$300	$(292)

Total Futures Contracts					$(2,711)	$517	$(379)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.191%	EUR	3,000	$(9)	$4	$(5)	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$400	$6	$(2)	$4	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$(54)	$(100)	$(154)	$0	$(7)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	(30)	(52)	(82)	0	(4)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	(43)	(72)	(115)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	75,800	(88)	349	261	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		205,200	(399)	2,516	2,117	6	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	220	2	0	0
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		437,000	72	(482)	(410)	6	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		437,000	(15)	226	211	87	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,300	312	30	342	5	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	(973)	(820)	0	(59)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		116,000	6,432	273	6,705	82	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	66	68	1	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	611	458	18	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	1,178	814	18	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		123,700	2	3,989	3,991	108	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		30,600	0	87	87	33	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		42,900	(304)	2,324	2,020	70	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,000	0	168	168	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		22,900	2,614	(340)	2,274	37	0
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		6,600	0	(18)	(18)	13	0
Receive (5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		11,300	0	(35)	(35)	22	0
Pay (5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	64,000	24	302	326	87	0
Pay (5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		30,200	(24)	580	556	41	0
Receive (5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		164,600	(68)	(714)	(782)	0	(331)
Receive (5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		79,600	24	(615)	(591)	0	(161)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,100	(426)	577	151	112	0
Pay (5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		157,500	45	499	544	312	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		9,100	213	(238)	(25)	0	(87)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	367,500	799	(342)	457	0	(33)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,300	(128)	20	(108)	0	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		367,500	25	660	685	4	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(878)	191	(687)	1	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		14,500	334	(242)	92	21	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(54)	(71)	(125)	0	(2)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(231)	(303)	(534)	0	(7)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		4,100	(216)	51	(165)	0	(4)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	44,650,000	1,284	128	1,412	15	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		17,760,000	(378)	(235)	(613)	0	(36)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,630,000	(158)	(46)	(204)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,070,000	1,116	(305)	811	0	(7)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	56	136	7	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	11	7	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	(44)	(36)	0	(3)

							$9,306	$9,885	$19,191	$1,114	$(746)

Total Swap Agreements							$9,303	$9,887	$19,190	$1,114	$(748)

(i)	Securities with an aggregate market value of $26,609 and cash of $2,209 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	11/2018		EUR	1,100	$	1,337	$40	$0
BOA	07/2018		ARS	30,257		1,044	0	(3)
	07/2018		BRL	32,981		8,554	44	0
	07/2018		$	1,179	ARS	30,257	0	(133)
	07/2018			9,007	AUD	12,202	23	0
	07/2018			8,723	BRL	32,981	0	(213)
	07/2018			15,274	EUR	13,051	0	(33)
	07/2018			4,765	RUB	297,864	0	(29)
	08/2018		ARS	3,130	$	145	42	0
	08/2018		AUD	12,202		9,008	0	(23)
	08/2018		BRL	32,981		8,698	219	0
	08/2018		$	9,634	ZAR	132,300	0	(34)
	09/2018		ARS	1,537	$	70	21	0
	09/2018		SGD	42,306		31,859	758	0
BPS	07/2018		ARS	61,650		2,246	114	0
	07/2018		EUR	24,091		27,942	0	(191)
	07/2018		JPY	72,430		667	13	0
	07/2018		$	4,353	ARS	123,299	5	(116)
	08/2018		ARS	2,140	$	99	29	0
	12/2018		JPY	1,250,000		11,392	0	(41)
CBK	07/2018		CAD	22,108		16,911	94	0
	07/2018		GBP	17,659		23,396	90	0
	07/2018		$	17	ARS	445	0	(2)
	07/2018			906	EUR	784	9	0
	08/2018		NOK	69,170	$	8,514	6	0
	08/2018		$	21,735	TRY	98,751	0	(675)
	12/2018		JPY	2,120,000	$	19,339	0	(51)
	12/2018		$	30,536	JPY	3,370,000	287	0
	03/2019		EUR	3,100	$	3,946	250	0
DUB	07/2018		ARS	34,045		1,177	4	(3)
	07/2018		$	1,126	ARS	31,392	0	(40)
FBF	07/2018		AUD	11,386	$	8,508	82	0
	10/2018		EUR	1,500		1,868	104	0
GLM	07/2018		AUD	355		262	0	0
	07/2018		EUR	4,254		4,997	35	(6)
	07/2018		GBP	925		1,234	13	0
	07/2018		$	8,536	CAD	11,363	108	0
	07/2018			2,871	EUR	2,458	0	(1)
	07/2018			1,119	GBP	831	0	(22)
	07/2018			13,719	RUB	855,835	0	(110)
	09/2018			16,936	CNH	108,277	0	(660)
HUS	07/2018		ARS	2,746	$	130	36	0
	07/2018		EUR	721		842	0	0
	07/2018		RUB	71,841		1,155	12	0
	07/2018		$	15	ARS	386	0	(2)
	07/2018			8,076	CAD	10,745	97	0
	08/2018		ARS	800	$	37	11	0
	08/2018		CAD	10,745		8,080	0	(97)
	08/2018		RUB	92,132		1,474	15	0
	09/2018		$	120	ARS	3,263	0	(15)
	01/2021		BRL	1,770	$	273	0	(133)
IND	07/2018		TRY	19,298		4,211	41	0
	08/2018		ZAR	2,609		206	17	0
JPM	07/2018		AUD	461		347	6	0
	07/2018		TRY	42,817		9,287	36	0
	08/2018	$		13	MXN	244	0	0
	08/2018			8,545	NOK	69,185	0	(36)
	08/2018			5,853	ZAR	80,850	14	0
	03/2019		EUR	12,371	$	14,765	31	0
MSB	11/2018			2,000		2,436	78	0
NGF	07/2018		ARS	1,417		50	2	0
SCX	07/2018		BRL	32,981		9,031	521	0
	07/2018	$		8,554	BRL	32,981	0	(44)
	08/2018			8,251	SEK	71,645	0	(226)
	09/2018		KRW	44,459,479	$	41,362	1,346	0
SSB	07/2018	$		12,839	EUR	11,029	41	0
	08/2018		EUR	11,029	$	12,867	0	(40)
TOR	07/2018	$		659	JPY	72,430	0	(5)
	08/2018		JPY	72,430	$	661	5	0
UAG	07/2018	$		23,474	GBP	17,753	0	(44)
	08/2018		GBP	17,753	$	23,507	46	0
	08/2018	$		16,920	RUB	1,062,910	0	(89)
	09/2018		HKD	1,209	$	154	0	0

Total Forward Foreign Currency Contracts							$4,745	$(3,117)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	2,675	$38	$27
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$2,694	31	0

							$69	$27

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,200	$242	$66
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$11,600	590	283
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	64
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$405,000	585	40
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		248,500	261	82
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	565
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,000	267	88
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$800,000	2,896	3,067
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		81,400	462	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		107,000	590	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	418
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		39,800	1,600	1,430

								$9,604	$6,106

Total Purchased Options								$9,673	$6,133

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$16,472	$(282)	$(274)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	10,200	(327)	(342)
	Call - OTC USD versus TRY		4.900	11/14/2018		$12,000	(330)	(442)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,293	(39)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$16,472	(224)	(223)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,309	(33)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		16,472	(179)	(9)

							$(1,414)	$(1,291)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(944)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(1,884)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	49,700	(261)	(76)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	800,000	(3,760)	(4,037)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	289,100	(1,602)	(1,588)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(1,170)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(4)

							$(8,731)	$(9,703)

Options on Equity Repurchase Agreeements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2) «	04/30/2019	$51,100	$(50)	$(50)

Total Written Options				$(10,210)	$(11,044)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$582	$(119)	$73	$0	$(46)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(36)	44	0

						$(39)	$37	$44	$(46)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	27,400	$(3)	$168	$165	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$480,236	$0	$55,945	$55,945	$0
	Receive	S&P 500 Total Return Index	13,217	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	68,828	0	1,521	1,521	0
CBK	Receive	S&P 500 Total Return Index	8,981	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	48,221	0	(293)	0	(293)
DUB	Receive	S&P 500 Total Return Index	1	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018	332,553	0	0	0	0
	Receive	S&P 500 Total Return Index	9,440	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	50,685	0	(308)	0	(308)
	Receive	S&P 500 Total Return Index	7,869	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018	42,070	0	(89)	0	(89)
GSC	Receive	S&P 500 Total Return Index	7,760	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	42,412	0	(943)	0	(943)
GST	Receive	S&P 500 Total Return Index	19,009	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	101,092	0	409	409	0
	Receive	S&P 500 Total Return Index	7,562	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	40,429	0	(86)	0	(86)
	Receive	S&P 500 Total Return Index	3,310	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	17,330	0	297	297	0
MYI	Receive	S&P 500 Total Return Index	6,778	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	34,358	0	1,680	1,680	0
	Receive	S&P 500 Total Return Index	6,161	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	31,872	0	899	899	0
	Receive	S&P 500 Total Return Index	3,122	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	16,259	0	359	359	0
	Receive	S&P 500 Total Return Index	53,353	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	283,737	0	982	982	0
SOG	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019	386,243	0	(7,459)	0	(7,459)

								$0	$52,914	$62,092	$(9,178)

Total Swap Agreements								$(42)	$53,119	$62,301	$(9,224)

(k)

Securities with an aggregate market value of $14,460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$882	$0	$882
Corporate Bonds & Notes
Banking & Finance	0	80,356	0	80,356
Industrials	0	26,892	0	26,892
Utilities	0	34,854	0	34,854
Municipal Bonds & Notes
California	0	786	0	786
Illinois	0	2,058	0	2,058
Iowa	0	517	0	517
Nevada	0	146	0	146
New York	0	1,184	0	1,184
North Carolina	0	204	0	204
West Virginia	0	500	0	500
U.S. Government Agencies	0	238,930	0	238,930
U.S. Treasury Obligations	0	423,368	0	423,368
Non-Agency Mortgage-Backed Securities	0	62,411	0	62,411
Asset-Backed Securities	0	171,425	0	171,425
Sovereign Issues	0	28,607	0	28,607
Short-Term Instruments
Certificates of Deposit	0	17,710	0	17,710
Commercial Paper	0	34,786	0	34,786
Repurchase Agreements	0	119,416	0	119,416
Short-Term Notes	0	402	0	402
Argentina Treasury Bills	0	1,524	0	1,524
Greece Treasury Bills	0	8,953	0	8,953
	$0	$1,255,911	$0	$1,255,911

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$694,222	$0	$0	$694,222

Total Investments	$694,222	$1,255,911	$0	$1,950,133

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,011)	$0	$(3,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	517	1,114	0	1,631
Over the counter	0	73,179	0	73,179
	$517	$74,293	$0	$74,810

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(379)	(748)	0	(1,127)
Over the counter	0	(23,335)	(50)	(23,385)
	$(379)	$(24,083)	$(50)	$(24,512)

Total Financial Derivative Instruments	$138	$50,210	$(50)	$50,298

Totals	$694,360	$1,303,110	$(50)	$1,997,420

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~		$168	$168

Total Loan Participations and Assignments (Cost $168)			168

CORPORATE BONDS & NOTES 32.9%
BANKING & FINANCE 20.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,610
4.250% due 07/01/2020		800	809
4.625% due 10/30/2020		300	306
American Tower Corp.
2.800% due 06/01/2020		200	198
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		1,500	1,489
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	1,200	1,436
Bank of America Corp.
3.022% (US0003M + 0.660%) due 07/21/2021 ~		$3,800	3,816
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,581
8.000% due 12/15/2020 •(f)(g)	EUR	200	259
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,300	1,307
BRFkredit A/S
1.000% due 10/01/2018	DKK	8,200	1,290
Citigroup, Inc.
3.249% (US0003M + 0.930%) due 06/07/2019 ~		$1,800	1,811
3.352% (US0003M + 1.023%) due 06/01/2024 ~		4,100	4,107
Credit Agricole S.A.
3.297% (US0003M + 0.970%) due 06/10/2020 ~		1,700	1,722
3.750% due 04/24/2023		300	294
Credit Suisse AG
6.500% due 08/08/2023 (g)		4,900	5,223
Deutsche Bank AG
2.500% due 02/13/2019		700	695
3.177% (US0003M + 0.815%) due 01/22/2021 ~		6,100	5,989
3.549% (US0003M + 1.230%) due 02/27/2023 ~		1,800	1,740
4.250% due 10/14/2021		2,800	2,759
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,243
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		1,600	1,592
2.551% due 10/05/2018		2,900	2,898
2.943% due 01/08/2019		400	400
3.156% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,204
3.157% due 08/04/2020		800	795
3.200% due 01/15/2021		1,600	1,583
3.293% (US0003M + 0.930%) due 11/04/2019 ~		300	302
3.911% (US0003M + 1.580%) due 01/08/2019 ~		500	503
5.750% due 02/01/2021		400	420
General Motors Financial Co., Inc.
3.200% due 07/13/2020		500	498
3.582% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,628
3.819% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,137
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,500	2,442
3.382% (US0003M + 1.020%) due 10/23/2019 ~		2,500	2,524
4.100% (US0003M + 1.770%) due 02/25/2021 ~		5,200	5,372
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022		200	192
HSBC Holdings PLC
4.561% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,452
6.250% due 03/23/2023 •(f)(g)		900	884
HSBC USA, Inc.
2.350% due 03/05/2020		8,000	7,908
ING Bank NV
2.000% due 11/26/2018		700	698
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,225
6.250% due 05/15/2019		800	820
8.250% due 12/15/2020		700	772

JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,900
3.260% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,734
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		900	900
7.000% due 06/27/2019 •(f)(g)	GBP	600	809
Macquarie Bank Ltd.
3.479% (US0003M + 1.120%) due 07/29/2020 ~		$400	405
Mizuho Financial Group, Inc.
3.259% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,412
3.819% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,049
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~		1,300	1,303
3.155% (US0003M + 0.800%) due 02/14/2020 ~		1,800	1,806
3.737% due 04/24/2024 •		1,700	1,691
MUFG Bank Ltd
2.300% due 03/05/2020		4,300	4,234
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,033
Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,332
Navient Corp.
4.875% due 06/17/2019		500	503
5.000% due 10/26/2020		100	100
5.500% due 01/15/2019		2,700	2,725
6.625% due 07/26/2021		100	103
8.000% due 03/25/2020		600	635
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,226
2.650% due 07/13/2022		1,600	1,545
2.922% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,608
2.992% (US0003M + 0.650%) due 07/13/2022 ~		2,800	2,804
3.331% due 03/08/2019 •		2,800	2,817
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	16,900	2,650
2.000% due 07/01/2018		8,000	1,254
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		$1,700	1,705
Protective Life Global Funding
1.999% due 09/14/2021		2,000	1,915
2.856% (US0003M + 0.520%) due 06/28/2021 ~		3,200	3,200
Reliance Standard Life Global Funding
2.150% due 10/15/2018		1,700	1,698
Royal Bank of Canada
2.300% due 03/22/2021		4,000	3,924
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,700	1,698
7.500% due 08/10/2020 •(f)(g)		400	409
Santander UK PLC
3.816% (US0003M + 1.480%) due 03/14/2019 ~		3,900	3,932
SL Green Realty Corp.
5.000% due 08/15/2018		800	801
Societe Generale S.A.
3.661% due 04/08/2021 •		2,600	2,665
Springleaf Finance Corp.
5.250% due 12/15/2019		200	203
6.000% due 06/01/2020		200	206
Standard Chartered PLC
3.461% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,917
Sumitomo Mitsui Financial Group, Inc.
3.458% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,625
4.007% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,744
Sumitomo Mitsui Trust Bank Ltd.
2.824% (US0003M + 0.510%) due 03/06/2019 ~		2,100	2,104
Synchrony Financial
2.600% due 01/15/2019		2,300	2,296
Toronto-Dominion Bank 2.250% due 03/15/2021		3,900	3,815
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		400	386
3.893% due 02/01/2022 •		300	309
Unibail-Rodamco SE
3.118% (US0003M + 0.770%) due 04/16/2019 ~		1,400	1,406

			174,469

INDUSTRIALS 9.1%
Activision Blizzard, Inc.
2.600% due 06/15/2022		1,100	1,060
Allergan Funding SCS
3.000% due 03/12/2020		100	100
BAT Capital Corp.
2.945% due 08/14/2020 •		7,800	7,828
BAT International Finance PLC
1.625% due 09/09/2019		300	295

Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~	700	702
3.345% (US0003M + 1.010%) due 12/15/2023 ~	1,000	1,001
Broadcom Corp.
2.375% due 01/15/2020	2,300	2,271
Celgene Corp.
2.250% due 08/15/2021	500	481
Charter Communications Operating LLC
4.464% due 07/23/2022	1,400	1,417
4.500% due 02/01/2024 (a)	1,600	1,600
Constellation Brands, Inc.
2.650% due 11/07/2022	300	288
Continental Resources, Inc.
5.000% due 09/15/2022	200	203
Cox Communications, Inc.
3.250% due 12/15/2022	1,100	1,069
Crown Castle Towers LLC
3.222% due 05/15/2042	100	98
D.R. Horton, Inc.
4.375% due 09/15/2022	900	920
Daimler Finance North America LLC
3.350% due 05/04/2021	3,400	3,387
Dell International LLC
3.480% due 06/01/2019	3,900	3,911
4.420% due 06/15/2021	4,600	4,668
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~	2,100	2,100
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	3,300	3,301
EMC Corp.
2.650% due 06/01/2020	400	389
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~	2,100	2,100
EQT Corp.
3.107% (US0003M + 0.770%) due 10/01/2020 ~	500	500
ERAC USA Finance LLC
2.600% due 12/01/2021	200	194
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,366
Hyundai Capital America
3.250% due 09/20/2022	2,600	2,531
3.335% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,308
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	990
3.750% due 07/21/2022	400	397
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	299
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~	6,500	6,510
Maple Escrow Subsidiary, Inc.
4.057% due 05/25/2023	2,300	2,311
Marvell Technology Group Ltd.
4.200% due 06/22/2023	1,300	1,300
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	1,300	1,306
MGM Resorts International
6.750% due 10/01/2020	200	210
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	2,000	1,996
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	600	574
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,256
5.625% due 04/15/2023	900	956
5.625% due 03/01/2025	400	426
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	630
Syngenta Finance NV
3.698% due 04/24/2020	300	299
3.933% due 04/23/2021	1,700	1,697
4.441% due 04/24/2023	1,300	1,294
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	2,800	2,801
Time Warner Cable LLC
8.250% due 04/01/2019	130	135
VMware, Inc.
2.300% due 08/21/2020	700	685
2.950% due 08/21/2022	2,500	2,401
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	496

Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,081

		76,138

UTILITIES 2.9%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	5,500	5,525
3.298% (US0003M + 0.950%) due 07/15/2021 ~	500	505
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~	1,700	1,702
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~	2,100	2,100
5.050% due 09/15/2019	200	205
Entergy Corp.
4.000% due 07/15/2022	300	304
ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,312
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	2,500	2,505
Pennsylvania Electric Co.
5.200% due 04/01/2020	300	308
Plains All American Pipeline LP
2.600% due 12/15/2019	800	792
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	1,300	1,301
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~	500	500
Sprint Capital Corp.
6.900% due 05/01/2019	1,700	1,739
Sprint Communications, Inc.
7.000% due 03/01/2020	200	208
7.000% due 08/15/2020	100	104
9.000% due 11/15/2018	1,200	1,225
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,400	2,405
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	725

		24,465

Total Corporate Bonds & Notes (Cost $275,846)		275,072

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	800	791
2.781% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,315

Total Municipal Bonds & Notes (Cost $3,100)		3,106

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	177	176
2.257% due 05/25/2058 ~	3,332	3,322
2.341% (LIBOR01M + 0.250%) due 05/25/2037 ~	85	86
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~	4,124	4,128
2.441% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	99	99
2.451% (LIBOR01M + 0.360%) due 03/25/2037 ~	73	73
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	123	124
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	330	331
2.536% (LIBOR01M + 0.445%) due 02/25/2037 ~	149	149
2.664% (12MTA + 1.200%) due 07/01/2044 ~	45	46
2.721% (LIBOR01M + 0.630%) due 05/25/2040 ~	565	572
2.791% (LIBOR01M + 0.700%) due 10/25/2037 ~	893	906
2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	288	291
2.841% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	964	982
2.878% (LIBOR01M + 0.930%) due 11/25/2022 ~	2,708	2,737
2.911% (LIBOR01M + 0.820%) due 12/25/2039 ~	182	185
2.991% (LIBOR01M + 0.900%) due 07/25/2039 ~	118	120
3.000% due 10/25/2040	1,638	1,614
3.326% (12MTA + 1.821%) due 11/01/2035 ~	79	81
3.576% (US0012M + 1.741%) due 12/01/2033 ~	71	74
3.608% (US0012M + 1.426%) due 04/01/2035 ~	424	441
3.712% (US0012M + 1.731%) due 05/01/2038 ~	522	551
4.165% (COF 11 + 1.250%) due 11/01/2028 ~	5	5
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	184	192
4.381% (COF 11 + 1.250%) due 11/01/2027 ~	7	7
4.439% (COF 11 + 1.250%) due 02/01/2027 - 07/01/2028 ~	8	9
4.527% (COF 11 + 1.250%) due 11/01/2028 ~	8	8
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	90	95
5.000% due 04/25/2033	274	291
5.618% (COF 11 + 1.250%) due 08/01/2029 ~	4	4
8.000% due 03/01/2030 - 07/01/2031	16	16

Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048		98,200	97,639
4.000% due 07/01/2048 - 08/01/2048		23,600	24,046
Freddie Mac
2.347% (LIBOR01M + 0.440%) due 07/15/2040 ~		1,097	1,095
2.373% (LIBOR01M + 0.300%) due 02/15/2037 ~		7	7
2.403% (LIBOR01M + 0.330%) due 02/15/2037 ~		26	26
2.407% (LIBOR01M + 0.500%) due 03/15/2042 ~		442	441
2.413% (LIBOR01M + 0.340%) due 02/15/2037 ~		69	69
2.473% (LIBOR01M + 0.400%) due 06/15/2041 ~		859	864
2.500% (COF 11 + 1.750%) due 07/01/2019 ~		1	1
2.623% (LIBOR01M + 0.550%) due 07/15/2041 ~		1,613	1,634
2.673% (LIBOR01M + 0.600%) due 10/15/2037 ~		113	114
2.743% (LIBOR01M + 0.670%) due 08/15/2037 ~		991	1,004
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~		1,966	1,996
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~		338	344
2.793% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~		2,280	2,313
2.823% (LIBOR01M + 0.750%) due 08/15/2036 ~		152	154
2.923% (LIBOR01M + 0.850%) due 11/15/2039 - 12/15/2039 ~		48	48
2.928% (LIBOR01M + 0.855%) due 01/15/2038 ~		494	505
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~		1	1
3.623% (H15T1Y + 2.243%) due 09/01/2037 ~		1,226	1,294
4.086% (US0012M + 1.722%) due 06/01/2035 ~		380	400
5.000% due 12/01/2026 - 08/01/2041		154	164
6.000% due 01/01/2029 - 02/01/2034		355	392
6.500% due 10/25/2043		686	788
8.500% due 04/01/2025		1	1
Ginnie Mae
2.417% (US0001M + 0.500%) due 03/20/2065 ~		327	327
2.625% (H15T1Y + 1.500%) due 05/20/2026 - 04/20/2041 ~		3,663	3,771
2.667% (US0001M + 0.750%) due 12/20/2065 ~		2,646	2,680
2.687% (US0001M + 0.770%) due 02/20/2066 ~		120	121
2.717% (US0001M + 0.800%) due 01/20/2066 ~		409	415
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2027 ~		308	316
2.917% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~		6,865	7,027
3.067% (US0001M + 1.150%) due 03/20/2066 ~		415	427
3.125% (H15T1Y + 1.500%) due 12/20/2022 - 12/20/2027 ~		84	86
3.375% (H15T1Y + 1.500%) due 02/20/2026 - 02/20/2028 ~		129	132
NCUA Guaranteed Notes
2.475% (LIBOR01M + 0.450%) due 10/07/2020 ~		987	990

Total U.S. Government Agencies (Cost $167,877)			169,347

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
4.375% due 11/15/2039 (l)		2,800	3,436
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)(l)		1,691	1,666
0.125% due 01/15/2022 (j)(l)		3,653	3,591
0.125% due 04/15/2022 (l)		28,949	28,363
0.125% due 07/15/2022 (j)(l)		5,339	5,251
U.S. Treasury Notes
2.250% due 08/15/2027		9,900	9,421

Total U.S. Treasury Obligations (Cost $52,509)			51,728

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
BCAP LLC Trust
2.164% due 02/26/2047 •		3,265	3,230
Bear Stearns Adjustable Rate Mortgage Trust
3.698% due 02/25/2033 ~		9	8
3.814% due 01/25/2034 ~		458	463
3.823% due 01/25/2034 ~		16	15
3.827% due 04/25/2033 ~		66	67
Bear Stearns ALT-A Trust
3.791% due 09/25/2035 ~		154	127
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~		339	311
3.664% due 01/26/2036 ~		569	505
Canadian Mortgage Pools
1.950% due 07/01/2020	CAD	8,084	6,182
Citigroup Commercial Mortgage Trust
3.223% due 09/15/2027 •		$1,000	1,001
3.353% due 07/15/2027 •		500	500
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •×		223	224
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
2.511% due 03/25/2032 ~		81	77
5.120% due 06/25/2032 ~		7	7
GreenPoint Mortgage Funding Trust
2.631% due 11/25/2045 •		238	212
GSR Mortgage Loan Trust
2.441% due 01/25/2034 •		26	26
3.729% due 01/25/2036 ^~		58	57

Impac CMB Trust
2.851% due 10/25/2033 •		16	15
Lehman Mortgage Trust
2.411% due 08/25/2036 ^•		1,533	1,340
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •		235	227
Morgan Stanley Resecuritization Trust
2.270% due 01/26/2051 •		50	50
Prime Mortgage Trust
2.491% due 02/25/2034 •		57	54
Southern Pacific Financing PLC
0.805% due 06/10/2043 •	GBP	524	688
Structured Adjustable Rate Mortgage Loan Trust
3.763% due 09/25/2035 ~		$1,492	1,348
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •		379	371
2.371% due 02/25/2036 ^•		316	294
6.580% due 06/25/2029 ~		99	99
Trinity Square PLC
1.936% due 07/15/2051 •	GBP	1,772	2,363
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •		$333	330
2.381% due 10/25/2045 •		138	138
2.758% due 11/25/2042 •		57	55
2.958% due 06/25/2042 •		136	131
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~		170	174
4.120% due 07/25/2036 ^~		555	545

Total Non-Agency Mortgage-Backed Securities (Cost $21,031)			21,235

ASSET-BACKED SECURITIES 12.1%
AFC Home Equity Loan Trust
2.641% due 06/25/2028 •		119	114
Ally Auto Receivables Trust
1.490% due 11/15/2019		636	635
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020		1,047	1,044
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.006% due 01/25/2035 •		1,189	1,191
Atrium CDO Corp.
3.192% due 04/22/2027 •		4,600	4,587
Babson CLO Ltd.
3.503% due 10/17/2026 •		1,000	1,001
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	800	934
3.358% due 10/03/2029 •		$500	501
Black Diamond CLO Ltd.
3.403% due 02/06/2026 •		4,298	4,303
BlueMountain CLO Ltd.
3.249% due 10/29/2025 •		1,110	1,111
BSPRT Issuer Ltd.
3.123% due 03/15/2028 •		1,700	1,696
3.423% due 06/15/2027 •		1,900	1,902
CARDS Trust
2.423% due 04/17/2023 •		1,000	1,001
3.047% due 04/17/2023		1,000	1,000
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025 •		1,500	1,501
Catamaran CLO Ltd.
3.216% due 01/27/2028 •		1,600	1,594
Cent CLO Ltd.
3.576% due 07/27/2026 •		1,700	1,702
Chase Funding Trust
2.831% due 10/25/2032 •		99	98
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •		574	451
2.251% due 12/25/2036 •		182	120
4.556% due 10/25/2037		316	328
Citigroup Mortgage Loan Trust, Inc.
3.741% due 07/25/2037 •		1,100	1,136
Countrywide Asset-Backed Certificates
2.231% due 08/25/2037 •		434	409
2.291% due 06/25/2047 •		547	489
2.491% due 08/25/2034 •		891	877
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •		163	161
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •		600	600
3.509% due 04/20/2027 •		1,500	1,502
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		2,400	2,402
Figueroa CLO Ltd.
2.925% due 06/20/2027 •		2,600	2,599
Flatiron CLO Ltd.
3.513% due 01/17/2026 •		4,026	4,026

GSAMP Trust
2.231% due 06/25/2036 •		485	476
3.741% due 10/25/2034 •		98	95
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •		3,300	3,301
HSI Asset Securitization Corp. Trust
2.421% due 02/25/2036 •		1,221	1,141
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		1,901	1,895
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •		2,500	2,500
Jubilee CLO BV
0.479% due 12/15/2029 •	EUR	1,100	1,286
KVK CLO Ltd.
3.248% due 01/15/2028 •		$1,900	1,900
3.498% due 01/15/2026 •		1,402	1,403
Limerock CLO Ltd.
3.655% due 04/18/2026 •		3,616	3,620
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •		49	48
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •		3,500	3,496
Marathon CLO Ltd.
3.201% due 11/21/2027 •		1,500	1,497
Morgan Stanley ABS Capital, Inc. Trust
2.171% due 09/25/2036 •		37	23
2.221% due 10/25/2036 •		144	136
Navient Student Loan Trust
3.141% due 12/27/2066 •		3,433	3,489
3.241% due 03/25/2066 •		1,536	1,567
Nelnet Student Loan Trust
2.941% due 02/25/2066 •		2,437	2,456
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		2,100	2,103
Oaktree CLO Ltd.
3.579% due 10/20/2026 •		1,700	1,702
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •		1,800	1,801
OFSI Fund Ltd.
3.503% due 04/17/2025 •		296	296
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021		3,100	3,078
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •		616	620
Residential Asset Mortgage Products Trust
2.856% due 06/25/2035 •		105	105
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •		227	208
2.361% due 04/25/2036 •		550	551
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	834	974
0.000% due 06/17/2024 •		2,239	2,620
2.460% due 01/27/2025 •		$709	709
2.470% due 07/27/2026 •		52	52
2.811% due 12/15/2027 •		2,156	2,166
Soundview Home Loan Trust
2.251% due 11/25/2036 •		129	127
Specialty Underwriting & Residential Finance Trust
3.066% due 12/25/2035 •		430	430
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,910	1,905
Symphony CLO LP
3.431% (US0003M + 1.100%) due 01/09/2023 ~		58	58
Upstart Securitization Trust
3.015% due 08/20/2025		1,063	1,061
3.887% due 08/20/2025		1,200	1,199
4.997% due 08/20/2025		1,200	1,201
Utah State Board of Regents
2.710% due 01/25/2057 •		1,872	1,876
Venture CLO Ltd.
3.718% due 01/15/2027 •		3,100	3,100
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •		1,500	1,501

Total Asset-Backed Securities (Cost $100,471)			100,787

SOVEREIGN ISSUES 2.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		2,200	2,111
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	900	675
3.019% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,402
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,618
2.125% due 04/13/2021		1,800	1,749

Oman Government International Bond
3.875% due 03/08/2022		800	769
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,603
4.500% due 01/20/2022		900	923
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,308
2.875% due 03/04/2023		2,100	2,023

Total Sovereign Issues (Cost $18,563)			18,181

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$2,500	2,499
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		3,300	3,303

			5,802

COMMERCIAL PAPER 1.0%
Boston Scientific Corp.
2.597% due 08/16/2018		3,000	2,991
Humana, Inc.
2.597% due 07/09/2018		1,400	1,399
Mondelez International, Inc.
2.275% due 07/12/2018		2,450	2,448
Sempra Energy Holdings
2.568% due 07/18/2018		1,600	1,598

			8,436

REPURCHASE AGREEMENTS (h) 0.1%
			721

SHORT-TERM NOTES 0.2%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		1,300	1,301
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (d)	ARS	410	13
25.600% due 07/18/2018 (d)		969	33
25.650% due 08/15/2018 (d)		1,080	36
25.800% due 08/15/2018 (d)		1,590	52

			1,435

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		$800	787
25.8% due 09/19/2018 (c)(d)	ARS	784	25

			812

GREECE TREASURY BILLS 0.5%
1.004% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	3,900	4,534

U.S. TREASURY BILLS 0.1%
1.958% due 10/04/2018 (c)(d)(l)		$736	732
Total Short-Term Instruments (Cost $22,737)			22,472

Total Investments in Securities (Cost $662,302)			662,096

	SHARES
INVESTMENTS IN AFFILIATES 35.8%
SHORT-TERM INSTRUMENTS 35.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.8%
PIMCO Short Asset Portfolio	14,989,357	149,984
PIMCO Short-Term Floating NAV Portfolio III	15,107,530	149,353

Total Short-Term Instruments (Cost $299,341)		299,337

Total Investments in Affiliates (Cost $299,341)		299,337

Total Investments 115.1% (Cost $961,643)		$961,433
Financial Derivative Instruments (i)(k) 2.7% (Cost or Premiums, net $12,353)		22,314
Other Assets and Liabilities, net (17.8)%		(148,543)
Net Assets 100.0%		$835,204

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$721	U.S. Treasury Notes 1.875% due 02/28/2022	$(739)	$721	$721

Total Repurchase Agreements						$(739)	$721	$721

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Fannie Mae, TBA	4.000%	08/01/2048	$22,600	$(22,946)	$(23,008)

Total Short Sales (2.8)%				$(22,946)	$(23,008)

(1)	Includes accrued interest.

(i)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$121.000	07/27/2018	296	$296	$70	$55

Total Purchased Options					$70	$55

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$120.000	07/27/2018	296	$296	$(166)	$(162)

Total Written Options					$(166)	$(162)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	594	$144,580	$(483)	$0	$0
90-Day Eurodollar March Futures	03/2019	1,114	270,813	(1,046)	0	0
E-mini S&P 500 Index September Futures	09/2018	44	5,988	(138)	5	0
U.S. Treasury 10-Year Note September Futures	09/2018	1,170	140,619	206	0	0

				$(1,461)	$5	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	955	$(231,671)	$1,051	$24	$0
90-Day Eurodollar March Futures	03/2020	1,114	(270,201)	1,113	42	0
90-Day Eurodollar September Futures	09/2019	175	(42,473)	116	4	0
Euro-Bund 10-Year Bond September Futures	09/2018	21	EUR(3,986)	(17)	0	(6)
U.S. Treasury 5-Year Note September Futures	09/2018	681	$(77,373)	(168)	16	0
				$2,095	$86	$(6)

Total Futures Contracts				$634	$91	$(6)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.397%	$600	$14	$(2)	$12	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.455	200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.560	700	14	(3)	11	0	0

						$32	$(5)	$27	$0	$0

Interest Rate Swaps

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2025	$135,200	$7,593	$137	$7,730	$81	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	5,900	423	259	682	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	8,900	495	61	556	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	58,200	3,627	(160)	3,467	49	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048	1,100	0	93	93	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	4,600	526	(69)	457	7	0

						$12,664	$321	$12,985	$154	$0

Total Swap Agreements						$12,696	$316	$13,012	$154	$0

(j)	Securities with an aggregate market value of $8,106 and cash of $1,763 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	600		$729	$22	$0
BOA	07/2018	DKK	11,785		1,822	0	(25)
	07/2018	TRY	18,837		4,038	0	(31)
	08/2018	ARS	1,590		74	21	0
	09/2018		784		36	11	0
BPS	07/2018	DKK	5,535		835	0	(33)
	07/2018	EUR	6,812		7,901	0	(54)
	08/2018	ARS	1,080		50	14	0
	09/2018	INR	8,735		128	2	0
CBK	07/2018	CAD	8,882		6,823	66	0
	07/2018	DKK	26,348		4,075	15	(70)
	07/2018	TRY	6,326		1,382	16	0
	07/2018		$9	ARS	225	0	(1)
	07/2018		482	EUR	417	5	0
	03/2019	EUR	1,600		$2,037	129	0
FBF	10/2018		700		872	48	0
GLM	07/2018	GBP	2,563		3,418	36	0
	08/2018	RUB	268,343		4,161	0	(88)
HUS	07/2018	ARS	1,389		66	18	0
	07/2018		$7	ARS	195	0	(1)
	07/2018		6,676	CAD	8,882	81	0
	08/2018	ARS	410		$19	5	0
	08/2018	CAD	8,882		6,679	0	(80)
	08/2018		$6,268	RUB	391,777	0	(64)
JPM	07/2018	DKK	8,365		$1,260	0	(51)
	07/2018	NZD	175		123	5	0
	07/2018		$4,043	DKK	25,229	0	(88)
	07/2018		505	EUR	430	0	(3)
	08/2018	RUB	43,709		$698	6	0
MSB	11/2018	EUR	1,000		1,218	39	0
SCX	07/2018	DKK	6,790		1,064	0	0
	08/2018	RUB	78,876		1,259	10	0
	08/2018		$5,820	TRY	25,996	0	(265)
	10/2018		1,072	DKK	6,790	0	0
SSB	07/2018		6,944	EUR	5,965	22	0
	08/2018	EUR	5,965		$6,959	0	(22)
	08/2018		$4,310	JPY	470,066	0	(52)
TOR	10/2018	DKK	8,282		$1,282	0	(26)
UAG	07/2018		$3,389	GBP	2,563	0	(6)
	08/2018	GBP	2,563		$3,394	7	0

Total Forward Foreign Currency Contracts						$578	$(960)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call -OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/19/2018	$105,600	$234	$14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	5,800	295	142
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	109,100	158	11
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019	126,000	132	41
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	13,700	709	335
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020	243,400	881	933
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	20,300	816	729

Total Purchased Options							$3,225	$2,205

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put -OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(34)	$0

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] -(Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$29,000	$(302)	$(474)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190	12/19/2018	22,200	(234)	(20)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(1,122)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	25,200	(132)	(38)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	243,400	(1,144)	(1,228)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	147,300	(816)	(809)

							$(3,359)	$(3,691)

Options on Equity Repurchase Agreeements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call – Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2)	04/30/2019	$ 25,500	$(25)	$(25)

Total Written Options				$(3,484)	$(3,716)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (\3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.298%	$1,500	$7	$(2)	$5	$0
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2023	0.910	8,400	56	(18)	38	0

							$63	$(20)	$43	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/ Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,321	$(51)	$86	$35	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$246,952	$0	$28,769	$28,769	$0
	Receive	S&P 500 Total Return Index	5,947	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	30,969	0	684	684	0
CBK	Receive	S&P 500 Total Return Index	4,042	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	21,702	0	(132)	0	(132)
DUB	Receive	S&P 500 Total Return Index	4,249	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	22,814	0	(139)	0	(139)
	Receive	S&P 500 Total Return Index	3,542	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018	18,937	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	52,585	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2019	246,668	0	(2,725)	0	(2,725)
GST	Receive	S&P 500 Total Return Index	7,745	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	27,585	0	80	80	0
		S&P 500 Total Return Index	3,030	3-Month USD-LIBOR plus a specified spread	Maturity	11/30/2018	16,560	0	(368)	0	(368)
	Receive	S&P 500 Total Return Index	3,403	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	18,194	0	(39)	0	(39)
	Receive	S&P 500 Total Return Index	1,489	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	7,796	0	133	133	0
MYI	Receive	S&P 500 Total Return Index	1,405	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	7,317	0	162	162	0
	Receive	S&P 500 Total Return Index	23,044	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	119,237	0	418	418	0
SOG		S&P 500 Total Return Index	26,683	3-Month USD-LIBOR plus a specified spread	Maturity	06/06/2019	145,374	0	(2,806)	0	(2,806)

								$0	$23,997	$30,246	$(6,249)

Total Swap Agreements								$12	$24,063	$30,324	$(6,249)

(l)

Securities with an aggregate market value of $8,563 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$168	$0	$168
Corporate Bonds & Notes
Banking & Finance	0	174,469	0	174,469
Industrials	0	76,138	0	76,138
Utilities	0	24,465	0	24,465
Municipal Bonds & Notes
California	0	3,106	0	3,106
U.S. Government Agencies	0	169,347	0	169,347
U.S. Treasury Obligations	0	51,728	0	51,728
Non-Agency Mortgage-Backed Securities	0	21,235	0	21,235
Asset-Backed Securities	0	100,787	0	100,787
Sovereign Issues	0	18,181	0	18,181
Short-Term Instruments
Certificates of Deposit	0	5,802	0	5,802
Commercial Paper	0	8,436	0	8,436
Repurchase Agreements	0	721	0	721
Short-Term Notes	0	1,435	0	1,435
Argentina Treasury Bills	0	812	0	812
Greece Treasury Bills	0	4,534	0	4,534
U.S. Treasury Bills	0	732	0	732
	$0	$662,096	$0	$662,096

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$299,337	$0	$0	$299,337

Total Investments	$299,337	$662,096	$0	$961,433

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,008)	$0	$(23,008)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	209	0	300
Over the counter	0	33,107	0	33,107
	$91	$33,316	$0	$33,407

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(162)	0	(168)
Over the counter	0	(10,900)	(25)	(10,925)

	$(6)	$(11,062)	$(25)	$(11,093)

Total Financial Derivative Instruments	$85	$22,254	$(25)	$22,314

Totals	$299,422	$661,342	$(25)	$960,739

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.4% (¤)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,764	$1,764

Total Loan Participations and Assignments (Cost $1,760)			1,764

CORPORATE BONDS & NOTES 7.0%
BANKING & FINANCE 4.7%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		2,300	2,202
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	600	739
Bank of America Corp.
2.650% due 04/01/2019		$6,900	6,893
3.004% due 12/20/2023 •		431	418
Barclays Bank PLC
10.179% due 06/12/2021		18,540	21,404
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,451
6.500% due 09/15/2019 •(f)(g)	EUR	1,200	1,446
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,000	4,020
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		6,200	6,211
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		9,300	8,988
4.250% due 10/14/2021		8,250	8,128
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,100	2,449
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$3,100	3,085
General Motors Financial Co., Inc.
3.450% due 04/10/2022		1,300	1,278
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,544
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		2,200	2,204
3.326% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,397
3.400% due 03/08/2021		1,300	1,300
3.821% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,163
4.300% due 03/08/2026		1,000	1,003
6.250% due 03/23/2023 •(f)(g)		3,100	3,046
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,762
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		6,000	6,001
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		4,400	5,404
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,001
7.625% due 06/27/2023 •(f)(g)	GBP	1,300	1,880
Navient Corp.
5.500% due 01/15/2019		$3,400	3,431
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,000	1,932
2.992% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,405
Rio Oil Finance Trust
9.250% due 07/06/2024		1,294	1,392
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		3,300	3,296
4.519% due 06/25/2024 •		2,000	2,003
7.500% due 08/10/2020 •(f)(g)		500	511
8.000% due 08/10/2025 •(f)(g)		200	211
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,676
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	930	1,290
Synchrony Financial
2.700% due 02/03/2020		$2,100	2,079
3.584% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,231
UBS AG
7.625% due 08/17/2022 (g)		4,700	5,200

UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	693
4.125% due 09/24/2025		800	795

			141,562

INDUSTRIALS 1.0%
AbbVie, Inc.
3.200% due 11/06/2022		400	394
Allergan Funding SCS
4.550% due 03/15/2035		1,000	951
Allergan Sales LLC
4.875% due 02/15/2021		186	192
Amgen, Inc.
3.875% due 11/15/2021		100	101
BAT Capital Corp.
2.764% due 08/15/2022		2,200	2,111
3.223% (US0003M + 0.880%) due 08/15/2022 ~		2,200	2,217
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,822
4.908% due 07/23/2025		1,400	1,415
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	199
CVS Health Corp.
3.500% due 07/20/2022		400	397
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,406
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~		300	301
INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,400	3,782
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		200	195
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		3,600	3,616
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,039
2.400% due 09/23/2021		1,860	1,782
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,567
Williams Partners LP
4.500% due 11/15/2023		1,100	1,118
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,179
3.550% due 04/01/2025		2,100	2,001

			29,983

UTILITIES 1.3%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		11,300	11,352
2.998% (US0003M + 0.650%) due 01/15/2020 ~		100	100
3.298% (US0003M + 0.950%) due 07/15/2021 ~		7,700	7,777
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		3,900	3,900
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		8,500	8,518
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,599
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	838
Southern Power Co.
2.875% (US0003M + 0.550%) due 12/20/2020 ~		$700	700
Verizon Communications, Inc.
3.376% due 02/15/2025		104	100
3.443% (US0003M + 1.100%) due 05/15/2025 ~		2,800	2,799
			39,683

Total Corporate Bonds & Notes (Cost $212,354)			211,228

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,800

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023	1,100	1,266

		3,066

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	780
7.750% due 01/01/2042	1,200	1,301
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	3,600	4,026

		6,107

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	128

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,820	2,871

Total Municipal Bonds & Notes (Cost $11,146)		12,172

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	4	4
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	168	166
2.310% (US0001M + 0.350%) due 09/25/2042 ~	151	150
3.089% (H15T1Y + 1.712%) due 08/01/2035 ~	146	152
3.125% (PRIME - 1.625%) due 11/25/2023 ~	21	21
3.136% (H15T1Y + 2.136%) due 07/01/2032 ~	15	15
3.318% (H15T1Y + 2.068%) due 09/01/2035 ~	148	155
3.403% (US0012M + 1.648%) due 10/01/2035 ~	39	40
3.410% (H15T1Y + 2.175%) due 10/01/2035 ~	81	85
3.417% (US0012M + 1.667%) due 10/01/2035 ~	74	78
3.454% (US0012M + 1.636%) due 07/01/2035 ~	126	132
3.501% (US0012M + 1.597%) due 02/01/2034 ~	63	66
3.534% (H15T1Y + 2.215%) due 09/01/2031 ~	1	1
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	102	108
3.591% (LIBOR01M + 1.500%) due 04/25/2024 ~	20	20
3.704% (US0012M + 1.728%) due 08/01/2036 ~	97	102
3.757% (US0012M + 1.675%) due 02/01/2035 ~	39	41
3.836% (US0012M + 1.797%) due 03/01/2036 ~	347	364
4.000% due 10/01/2030 - 08/01/2042	43,172	44,566
5.500% due 02/01/2024 - 09/01/2027	27	28
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	378,600	376,394
4.000% due 07/01/2048 - 08/01/2048	34,300	34,921
Freddie Mac
2.119% (LIBOR01M + 0.200%) due 10/15/2020 ~	4	4
2.473% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,273	2,285
2.664% (12MTA + 1.200%) due 10/25/2044 ~	48	48
2.835% (12MTA + 1.400%) due 07/25/2044 ~	223	224
3.127% (US0012M + 1.345%) due 09/01/2035 ~	29	30
Ginnie Mae
2.437% (US0001M + 0.520%) due 08/20/2062 ~	1,782	1,790
2.485% (LIBOR01M + 0.400%) due 03/16/2032 ~	7	7
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~	22	22
3.500% due 02/15/2045 - 03/15/2045	4,830	4,847
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,006	1,053

Total U.S. Government Agencies (Cost $465,690)		467,919

U.S. TREASURY OBLIGATIONS 54.0%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,200	2,098
3.000% due 02/15/2048	38,300	38,397
4.250% due 05/15/2039	17,400	20,974
4.375% due 11/15/2039	36,400	44,661
4.375% due 05/15/2040	30,100	37,006
4.500% due 08/15/2039	8,400	10,464
4.625% due 02/15/2040	11,300	14,328
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	12,368	12,181
0.125% due 01/15/2022	25,682	25,249
0.125% due 04/15/2022	54,293	53,192
0.125% due 07/15/2022	52,296	51,440
0.125% due 07/15/2024	48,116	46,787
0.250% due 01/15/2025	95,732	93,140
0.375% due 01/15/2027	32,153	31,248
0.375% due 07/15/2027	6,453	6,279

0.625% due 01/15/2026		3,901	3,881
1.000% due 02/15/2048		31,497	32,586
1.750% due 01/15/2028		8,252	9,020
2.375% due 01/15/2025 (i)		23,792	26,389
2.375% due 01/15/2027		1,367	1,555
2.500% due 01/15/2029		28,007	32,934
U.S. Treasury Notes
1.375% due 09/30/2020 (i)		121,200	118,063
1.375% due 10/31/2020		98,300	95,629
1.500% due 08/15/2026		51,500	46,499
1.750% due 12/31/2020		200,400	196,349
1.750% due 05/15/2023 (k)		1,330	1,270
1.875% due 07/31/2022 (i)		50,800	49,174
1.875% due 08/31/2022		293,800	284,194
2.000% due 11/30/2020 (i)(k)		34,100	33,638
2.000% due 07/31/2022 (i)(k)		32,400	31,520
2.000% due 11/30/2022 (i)(k)		43,000	41,732
2.000% due 11/15/2026 (k)		37,400	35,044
2.125% due 08/31/2020 (i)		69,100	68,479
2.250% due 12/31/2023 (k)		3,800	3,700
2.250% due 08/15/2027		27,800	26,456

Total U.S. Treasury Obligations (Cost $1,668,563)			1,625,556

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Assets Trust
2.281% (US0001M + 0.190%) due 05/25/2046 ^~		793	669
2.301% due 10/25/2046 •		275	203
American Home Mortgage Investment Trust
3.998% due 09/25/2045 •		123	123
4.467% due 02/25/2045 •		239	244
Banc of America Funding Trust
2.274% due 10/20/2036 •		443	398
2.314% due 06/20/2047 •		1,085	1,087
4.046% due 01/20/2047 ^~		32	30
Bear Stearns ALT-A Trust
3.781% due 05/25/2035 ~		116	117
3.910% due 07/25/2035 ~		5,176	4,829
3.911% due 08/25/2036 ^~		460	377
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	159	186
Berica Residential MBS SRL
0.000% due 03/31/2048 •		437	509
Citigroup Commercial Mortgage Trust
1.970% due 09/10/2045 ~(a)		$6,184	358
Citigroup Mortgage Loan Trust
2.251% due 01/25/2037 •		11,412	10,430
3.630% due 10/25/2035 •		156	158
3.837% due 09/25/2037 ^~		154	133
Countrywide Alternative Loan Trust
2.261% due 11/25/2036 •		1,193	1,142
2.294% due 03/20/2046 •		951	809
2.294% due 07/20/2046 ^		551	408
2.641% due 05/25/2035 •		1,972	1,690
3.608% due 10/20/2035 •		343	264
3.726% due 06/25/2037 ~		736	635
Countrywide Home Loan Mortgage Pass-Through Trust
2.671% due 04/25/2035 •		97	93
2.731% due 03/25/2035 •		57	56
Credit Suisse First Boston Mortgage Securities Corp.
3.711% due 06/25/2033 ~		47	47
Credit Suisse Mortgage Capital Certificates
2.391% due 01/27/2037 •		1,856	1,412
3.451% due 02/27/2037 ~		2,329	2,358
Downey Savings & Loan Association Mortgage Loan Trust
2.345% due 08/19/2045 •		310	293
3.657% due 07/19/2044 ~		26	26
First Horizon Alternative Mortgage Securities Trust
3.330% due 03/25/2035 ~		85	71
First Horizon Mortgage Pass-Through Trust
3.937% due 08/25/2035 ~		14	12
GreenPoint Mortgage Funding Trust
2.271% due 01/25/2037 •		9,371	8,845
GSMSC Pass-Through Trust
2.410% due 12/26/2036 •		4,308	2,272
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		55	56
HomeBanc Mortgage Trust
3.616% due 04/25/2037 ^~		739	667
IndyMac Mortgage Loan Trust
2.301% due 05/25/2046 •		958	933
2.391% due 06/25/2037 ^•		224	140
2.871% due 05/25/2034 •		9	9
3.658% due 12/25/2034 ~		17	17

JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,359	2,809
JPMorgan Mortgage Trust
3.977% due 02/25/2035 ~	34	34
6.000% due 01/25/2036 ^	406	335
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	78	76
2.341% due 11/25/2035 •	4	3
2.982% due 10/25/2035 •	13	12
RBSSP Resecuritization Trust
3.444% due 10/26/2035 ~	1,523	1,541
Residential Accredit Loans, Inc. Trust
2.241% due 02/25/2047 •	4,001	3,882
2.251% due 01/25/2037 •	9,703	9,229
2.261% due 01/25/2037 •	5,934	5,393
2.276% due 12/25/2036 •	149	143
2.822% due 11/25/2037 ~	9,292	8,116
4.222% due 09/25/2034 ~	6,817	6,739
5.000% due 09/25/2036 ^	317	287
6.000% due 03/25/2037 ^	3,626	3,373
Residential Asset Securitization Trust
2.441% due 10/25/2018 •	20	20
5.500% due 09/25/2035 ^	4,162	3,547
Structured Adjustable Rate Mortgage Loan Trust
2.958% due 01/25/2035 •	101	95
Structured Asset Mortgage Investments Trust
2.211% due 08/25/2036 •	13,122	12,029
2.281% due 07/25/2046 ^•	4,194	3,279
2.311% due 05/25/2036 •	153	140
2.311% due 05/25/2046 •	525	304
2.335% due 07/19/2035 •	84	82
2.371% due 02/25/2036 ^•	291	271
2.612% due 02/25/2036 ^•	1,214	1,171
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.248% due 06/25/2033 ~	26	26
UBS-Barclays Commercial Mortgage Trust
1.110% due 03/10/2046 ~(a)	26,813	984
WaMu Mortgage Pass-Through Certificates Trust
2.381% due 10/25/2045 •	1,164	1,167
2.381% due 12/25/2045 •	17,036	16,798
2.401% due 01/25/2045 •	59	59
2.731% due 01/25/2045 •	55	57
Washington Mutual Mortgage Pass-Through Certificates Trust
2.388% due 11/25/2046 •	4,068	3,765
2.408% due 10/25/2046 ^•	5,780	5,091
Wells Fargo Mortgage-Backed Securities Trust
3.709% due 10/25/2033 ~	33	33

Total Non-Agency Mortgage-Backed Securities (Cost $119,260)		132,996

ASSET-BACKED SECURITIES 12.9%
Aames Mortgage Investment Trust
4.116% due 01/25/2035 •	5,000	4,757
ACE Securities Corp. Home Equity Loan Trust
2.241% due 07/25/2036 •	4,573	2,383
2.331% due 12/25/2036 •	15,936	10,874
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.541% due 10/25/2035 •	1,400	1,408
2.561% due 10/25/2035 •	9,500	8,846
Allegro CLO Ltd.
3.579% due 01/30/2026 •	2,000	2,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.601% due 10/25/2035 •	7,530	7,481
3.111% due 10/25/2034 •	1,000	1,012
3.216% due 11/25/2034 •	2,972	2,714
Apidos CLO
3.482% due 07/22/2026 •	1,900	1,901
Argent Mortgage Loan Trust
2.331% due 05/25/2035 •	4,033	3,844
Asset-Backed Funding Certificates Trust
2.781% due 07/25/2035 •	3,846	3,859
Asset-Backed Securities Corp. Home Equity Loan Trust
3.186% due 02/25/2035 •	1,398	1,411
Bear Stearns Asset-Backed Securities Trust
2.541% due 08/25/2036 •	8,450	8,006
4.005% due 10/25/2036 ~	462	466
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	6,396	6,466
Citigroup Mortgage Loan Trust, Inc.
2.371% due 08/25/2036 •	14,200	13,281
2.501% due 10/25/2035 •	928	930
Countrywide Asset-Backed Certificates
2.231% due 06/25/2035 •	5,687	5,212
2.231% due 03/25/2037 •	1,346	1,155

2.271% due 11/25/2047 ^•	2,529	2,053
2.291% due 06/25/2047 •	3,659	3,267
2.301% due 05/25/2047 •	7,823	5,381
2.311% due 09/25/2037 ^•	1,752	1,475
2.341% due 01/25/2046 •	6,564	6,194
2.341% due 06/25/2047 •	2,782	2,583
2.371% due 09/25/2036 •	3,495	3,491
2.531% due 04/25/2036 •	11,140	11,134
3.126% due 12/25/2035 •	5,093	4,956
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	3,832	3,867
First Franklin Mortgage Loan Trust
2.231% due 09/25/2036 •	27	27
2.961% due 09/25/2034 •	963	967
Fremont Home Loan Trust
2.226% due 10/25/2036 •	3,604	3,415
2.421% due 01/25/2036 •	441	426
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •	8	5
GSAA Home Equity Trust
2.801% due 06/25/2035 •	5,000	4,463
GSAMP Trust
2.271% due 11/25/2035 •	52	10
2.321% due 01/25/2037 •	7,000	5,956
2.341% due 05/25/2046 •	12,450	11,705
2.411% due 03/25/2046 •	10,400	10,097
3.891% due 06/25/2035 •	6,927	6,804
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	1,500	1,500
Home Equity Loan Trust
2.431% due 04/25/2037 •	11,054	9,194
HSI Asset Securitization Corp. Trust
2.191% due 07/25/2036 •	5,580	3,289
JPMorgan Mortgage Acquisition Trust
2.351% due 03/25/2037 •	487	477
2.361% due 05/25/2036 •	1,700	1,630
Lehman XS Trust
2.251% due 05/25/2036 •	5,511	5,527
Long Beach Mortgage Loan Trust
2.261% due 12/25/2036 •	12,810	6,657
2.581% due 08/25/2035 •	297	298
2.611% due 08/25/2045 •	1,215	1,186
2.651% due 10/25/2034 •	186	181
2.736% due 11/25/2035 •	755	749
MASTR Asset-Backed Securities Trust
2.201% due 11/25/2036 •	23,142	11,369
2.591% due 10/25/2035 ^•	4,789	4,477
Merrill Lynch Mortgage Investors Trust
2.201% due 07/25/2037 •	18,079	10,936
2.201% due 08/25/2037 •	7,092	4,785
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 10/25/2036 •	1,189	1,128
2.221% due 02/25/2037 •	6,429	6,045
2.251% due 09/25/2036 •	1,219	747
2.796% due 12/25/2034 •	1,341	1,250
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •	2,200	2,202
Navient Private Education Loan Trust
2.473% due 12/16/2058 •	1,859	1,861
NovaStar Mortgage Funding Trust
3.171% due 06/25/2035 •	3,494	3,536
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	988	989
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •	2,000	2,007
Option One Mortgage Loan Trust
2.451% due 01/25/2036 •	7,800	6,913
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.141% due 10/25/2034 •	1,800	1,828
3.891% due 12/25/2034 •	1,208	1,251
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 ×	13,031	6,424
Residential Asset Mortgage Products Trust
2.311% due 12/25/2035 •	1,183	1,049
2.781% due 10/25/2035 •	6,890	6,785
Residential Asset Securities Corp. Trust
2.361% due 08/25/2036 •	15,000	14,268
2.561% due 11/25/2035 •	4,493	4,268
Securitized Asset-Backed Receivables LLC Trust
2.261% due 08/25/2036 •	750	331
2.331% due 07/25/2036 •	7,737	4,477
2.751% due 08/25/2035 •	3,202	2,191
3.141% due 03/25/2035 •	2,599	2,443

Soundview Home Loan Trust
2.251% due 10/25/2036 •		5,606	5,578
2.271% due 02/25/2037 •		775	330
Specialty Underwriting & Residential Finance Trust
3.066% due 12/25/2035 •		369	369
Structured Asset Investment Loan Trust
2.221% due 07/25/2036 •		1,562	1,270
2.241% due 09/25/2036 •		3,763	3,649
3.021% due 06/25/2035 •		10,000	9,227
Structured Asset Securities Corp. Mortgage Loan Trust
2.251% due 03/25/2036 •		640	605
2.261% due 12/25/2036 •		3,019	2,959
3.482% due 04/25/2035 •		186	182
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •		8,920	8,929
Symphony CLO Ltd.
3.378% due 10/15/2025 •		9,937	9,943
TICP CLO Ltd.
3.199% due 04/20/2028 •		3,800	3,775
Venture CLO Ltd.
3.228% due 04/15/2027 •		4,600	4,591
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		1,991	1,992
VOLT LLC
3.125% due 09/25/2047 ×		5,684	5,651
3.250% due 06/25/2047 ×		4,086	4,074
3.375% due 04/25/2047 ×		1,433	1,433
3.375% due 05/28/2047 ×		3,213	3,216
3.500% due 03/25/2047 ×		3,795	3,791
4.375% due 11/27/2045 ×		357	360
WaMu Asset-Backed Certificates WaMu Trust
2.316% due 05/25/2047 •		7,149	6,875

Total Asset-Backed Securities (Cost $354,925)			389,329

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
2.500% due 12/31/2038 ×		11,800	6,735
5.875% due 01/11/2028		5,950	4,853
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,191	101
40.000% (ARPP7DRR) due 06/21/2020 ~		127,191	4,581
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	18,906
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	3,746
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	30,725	8,076
6.000% due 05/15/2055 (e)		23,587	6,173
Israel Government International Bond
4.125% due 01/17/2048		$1,300	1,232
Saudi Government International Bond
2.375% due 10/26/2021		300	288
4.000% due 04/17/2025		2,900	2,890
4.500% due 04/17/2030		2,900	2,902
5.000% due 04/17/2049		2,900	2,828

Total Sovereign Issues (Cost $72,942)			63,311

SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018		9,500	9,495
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (d)	ARS	1,490	49
25.600% due 07/18/2018 (d)		3,532	120
25.650% due 08/15/2018 (d)		3,940	129
25.800% due 08/15/2018 (d)		5,870	193
40.700% due 07/18/2018 (d)		7,520	255

			746

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (c)(d)		$3,000	2,950
25.800% due 09/19/2018 (c)(d)	ARS	2,878	91

			3,041

GREECE TREASURY BILLS 0.6%
0.998% due 10/05/2018 - 03/15/2019 (b)(c)	EUR	14,549	16,919

Total Short-Term Instruments (Cost $31,208)		30,201

Total Investments in Securities (Cost $2,937,848)		2,934,476

	SHARES
INVESTMENTS IN AFFILIATES 17.9%
SHORT-TERM INSTRUMENTS 17.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.9%
PIMCO Short Asset Portfolio	47,498,342	475,269
PIMCO Short-Term Floating NAV Portfolio III	6,517,237	64,429

Total Short-Term Instruments (Cost $539,883)		539,698

Total Investments in Affiliates (Cost $539,883)		539,698

Total Investments 115.3% (Cost $3,477,731)		$3,474,174
Financial Derivative Instruments (h)(j) 0.4% (Cost or Premiums, net $35,323)		11,486
Other Assets and Liabilities, net (15.7)%		(472,529)

Net Assets 100.0%		$3,013,131

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

The average amount of borrowing outstanding during the period ended June 30,2018 was $(19,167) at a weighted average interest rate of 1.766%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	$107.750	08/24/2018	1,147	$2,294	$10	$1
Call - CBOT U.S. Treasury 2-Year Note September 2018 Futures	107.875	08/24/2018	719	1,438	6	1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.250	08/24/2018	96	96	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	329	329	3	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.000	08/24/2018	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	2,511	2,511	21	3
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.500	08/24/2018	508	508	4	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	133.000	08/24/2018	89	89	1	0

Total Purchased Options					$46	$5

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	7,580		$1,844,972	$(8,454)	$0	$0
90-Day Eurodollar March Futures	03/2019	6,239		1,516,701	(5,857)	0	0
90-Day Eurodollar September Futures	09/2020	1,563		379,125	(527)	0	(59)
Euro-Bobl September Futures	09/2018	207	EUR	31,950	146	15	(10)
Euro-Bund 10-Year Bond September Futures	09/2018	1,164		220,957	1,843	340	0
Mini MSCI EAFE Index September Futures	09/2018	1,173		$114,684	(2,470)	537	(1)
U.S. Treasury 5-Year Note September Futures	09/2018	3,051		346,646	(741)	0	(71)

					$(16,060)	$892	$(141)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	7,580		$(1,838,813)	$10,776	$189	$0
90-Day Eurodollar March Futures	03/2020	6,239		(1,513,269)	6,231	234	0
90-Day Eurodollar September Futures	09/2021	1,563		(379,164)	173	39	0
Australia Government 10-Year Bond September Futures	09/2018	579	AUD	(55,430)	(684)	66	(44)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	604	EUR	(109,005)	(1,097)	0	(479)
U.S. Treasury 2-Year Note September Futures	09/2018	4,529		$(959,370)	2,663	141	0
U.S. Treasury 10-Year Note September Futures	09/2018	597		(71,752)	(668)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	926		(147,755)	(5,242)	58	0
United Kingdom Long Gilt September Futures	09/2018	173	GBP	(28,097)	(264)	64	0
					$11,888	$791	$(523)

Total Futures Contracts					$(4,172)	$1,683	$(664)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.139%	$2,000	$(52)	$18	$(34)	$0	$0
Exelon Corp.	(1.000)	Quarterly	06/20/2020	0.128	1,000	(27)	10	(17)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.297	1,500	(35)	11	(24)	0	0

						$(114)	$39	$(75)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.695%		$6,300	$(73)	$172	$99	$0	$(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		400	74	(7)	67	0	0
General Motors Co.	5.000	Quarterly	12/20/2021	0.704		1,100	176	(18)	158	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.865		100	17	(1)	16	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	0.891		4,000	232	(25)	207	0	(3)
Volvo Treasury AB	1.000	Quarterly	03/20/2021	0.406	EUR	1,200	30	(7)	23	0	(1)

							$456	$114	$570	$0	$(9)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	43,530	$(98)	$(180)	$(278)	$0	$(12)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		22,770	(55)	(93)	(148)	0	(6)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		31,600	(79)	(129)	(208)	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		1,300	17	22	39	0	0
Receive (6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(458)	462	4	0	0
Pay (6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		805,400	132	(888)	(756)	11	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	3,210	375	3,585	4	0
Receive (6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		805,400	(27)	416	389	161	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		198,500	7,522	668	8,190	113	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(1,759)	(1,508)	0	(107)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		207,900	11,529	488	12,017	146	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	96	88	2	0
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	1,046	842	33	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		88,510	(1,513)	9,356	7,843	70	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		16,200	907	967	1,874	16	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,800	(181)	508	327	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		172,500	9,736	540	10,276	144	0
Receive (6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		57,400	0	164	164	63	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	436	349	6	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,700	(2,076)	4,468	2,392	69	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		21,800	289	1,807	2,096	29	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		6,300	425	463	888	8	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		3,600	0	303	303	6	0
Receive	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		4,200	134	321	455	6	0
Receive	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		1,800	126	133	259	3	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	484	681	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		23,200	2,652	(348)	2,304	37	0
Receive (6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,100	0	(34)	(34)	23	0
Receive (6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		23,000	0	(71)	(71)	44	0
Pay (6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	122,700	46	579	625	166	0
Pay (6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		58,100	(46)	1,116	1,070	80	0
Receive (6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		314,800	(129)	(1,366)	(1,495)	0	(634)
Receive (6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		152,400	46	(1,178)	(1,132)	0	(309)
Pay (6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		54,700	0	294	294	217	0
Pay (6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		302,100	86	957	1,043	598	0
Receive (6	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		17,000	296	(343)	(47)	0	(163)
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	737,200	1,603	(686)	917	0	(67)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,100	(99)	36	(63)	0	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		737,200	51	1,323	1,374	9	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	951	(1,659)	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		42,500	974	(705)	269	62	0
Receive (6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(246)	(243)	0	(3)
Receive (6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(1,042)	(1,042)	0	(14)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,700	(352)	83	(269)	0	(6)
Pay (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	83,630,000	2,405	239	2,644	28	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		33,260,000	(708)	(440)	(1,148)	0	(68)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		3,550,000	(213)	(62)	(275)	2	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,980,000	1,773	(273)	1,500	0	(12)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	166	102	5	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(7)	20	13	1	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,350	15	(79)	(64)	0	(6)

							$35,411	$19,365	$54,776	$2,181	$(1,416)

Total Swap Agreements							$35,753	$19,518	$55,271	$2,181	$(1,425)

(i)	Securities with an aggregate market value of $60,080 and cash of $3,300 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	CHF	84,356		$85,823	$641	$0
	11/2018	EUR	2,100		2,553	78	0
BOA	07/2018	BRL	55,588		14,417	74	0
	07/2018	CHF	111,088		112,802	625	0
	07/2018	DKK	362,812		60,509	3,642	0
	07/2018		$217,979	AUD	294,885	251	0
	07/2018		14,702	BRL	55,588	0	(359)
	07/2018		21,606	EUR	18,462	0	(46)
	07/2018		3,259	RUB	203,850	0	(18)
	08/2018	ARS	5,870		$272	78	0
	08/2018	AUD	294,885		218,000	0	(252)
	08/2018	BRL	55,588		14,660	368	0
	08/2018	ILS	25,605		7,147	130	0
	08/2018		$18,644	ZAR	256,025	0	(65)
	09/2018	ARS	2,878		$131	39	0
	09/2018	SGD	135,013		101,674	2,418	0
BPS	07/2018	ARS	120,314		4,383	224	0
	07/2018	BRL	3,918		1,016	5	0
	07/2018	JPY	82,054,707		755,500	14,366	0
	07/2018		$8,495	ARS	240,627	10	(226)
	07/2018		1,046	BRL	3,918	0	(35)
	07/2018		1,104	GBP	824	0	(17)
	08/2018	ARS	3,940		$183	53	0
	08/2018	CHF	169,936		171,391	0	(642)
BRC	07/2018		$579,825	GBP	443,408	5,362	0
	08/2018	GBP	443,408		$580,633	0	(5,352)
CBK	07/2018	CAD	39,809		30,453	172	0
	07/2018	CHF	32,749		33,156	86	0
	07/2018	TRY	17,881		3,804	0	(59)
	07/2018		$31	ARS	820	0	(4)
	07/2018		4,872	GBP	3,675	0	(22)
	09/2018		45,182	RUB	2,843,175	0	(247)
	09/2018		4,130	SGD	5,518	0	(73)
	03/2019	EUR	5,400		$6,874	436	0
DUB	07/2018	ARS	125,217		4,323	7	(10)
	07/2018		$4,314	ARS	120,314	0	(154)
FBF	07/2018	AUD	20,009		$14,952	144	0
	10/2018	EUR	3,249		4,048	226	0
GLM	07/2018	AUD	607		449	0	(1)
	07/2018	EUR	4,687		5,492	29	(11)
	07/2018	GBP	21,744		28,998	302	0
	07/2018	NOK	139,145		17,094	9	0
	07/2018		$17,170	CAD	22,858	217	0
	07/2018		4,031	CHF	4,024	32	0
	07/2018		8,834	EUR	7,602	44	0
	07/2018		1,434	GBP	1,065	0	(28)
	07/2018		29,376	RUB	1,833,082	0	(228)
	08/2018	CHF	4,024		$4,041	0	(32)
	08/2018		$143	ILS	510	0	(3)
	08/2018		39,919	TRY	184,591	0	(553)
	09/2018		32,720	CNH	209,185	0	(1,276)
HUS	07/2018	ARS	5,063		$239	67	0
	07/2018	RUB	131,118		2,108	22	0
	07/2018		$27	ARS	711	0	(3)
	07/2018		12,740	CAD	16,951	154	0
	07/2018		32,034	DKK	205,047	106	0
	07/2018		1,387	EUR	1,188	1	0
	08/2018	ARS	1,490		$69	20	0
	08/2018	CAD	16,951		12,747	0	(153)
	08/2018	RUB	1,081,802		17,308	177	0
	10/2018	DKK	205,047		32,269	0	(100)
	01/2021	BRL	3,010		464	0	(227)
IND	07/2018	TRY	34,742		7,580	75	0
JPM	07/2018	AUD	7,076		5,329	92	0
	07/2018	NOK	40,621		4,900	0	(88)
	07/2018	NZD	3,791		2,669	101	0
	07/2018	SEK	6,530		741	12	0
	07/2018	TRY	75,608		16,399	64	0
	07/2018		$8,208	EUR	7,055	31	0
	08/2018	EUR	7,055		$8,226	0	(31)
	08/2018		$15	MXN	300	0	0
	08/2018		11,617	ZAR	160,475	28	0
	08/2018	ZAR	7,367		$577	43	0
	03/2019	EUR	22,756		27,159	57	0
MSB	07/2018		$12,695	JPY	1,402,000	0	(32)
	11/2018	EUR	3,800		$4,628	149	0
NGF	07/2018	ARS	2,617		92	3	0
RYL	07/2018	DKK	3,085		485	1	0
	09/2018	HKD	17,901		2,287	2	0
SCX	07/2018	BRL	59,506		16,294	940	0
	07/2018	GBP	427,228		567,950	4,116	0
	07/2018		$15,433	BRL	59,506	0	(79)
	07/2018		20,616	DKK	131,540	2	0
	07/2018		22,046	NOK	179,766	26	0
	07/2018		63,988	SEK	569,788	0	(373)
	08/2018	NOK	179,766		$22,073	0	(26)
	08/2018	SEK	569,788		64,135	378	0
	09/2018	KRW	80,982,386		75,341	2,451	0
	10/2018	DKK	131,540		20,767	2	0
SOG	07/2018	AUD	267,193		201,176	3,439	0
	07/2018	SEK	563,258		63,219	332	0
TOR	07/2018		$734,074	JPY	80,652,706	0	(5,603)
	08/2018	JPY	80,652,707		$735,580	5,659	0
UAG	07/2018	EUR	890,029		1,030,881	0	(8,495)
	07/2018		$4,867	DKK	29,310	0	(273)
	07/2018		995,573	EUR	857,403	5,702	0
	08/2018	EUR	857,403		$997,798	0	(5,650)
	09/2018	HKD	818,356		104,497	58	0

Total Forward Foreign Currency Contracts						$54,378	$(30,846)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB 73.412	07/12/2018	EUR	4,899	$69	$49
HUS	Put - OTC USD versus RUB	59.150	07/12/2018		$4,932	57	0

						$126	$49

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	17,800	$468	$127
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$18,400	936	450
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	124
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$795,300	1,148	78
GLM	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		1,100	2	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		460,000	483	152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	897
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	170
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$1,389,100	5,029	5,326
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		151,100	858	3
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		205,000	1,131	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	1,548
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		70,600	2,838	2,536

								$18,386	$11,413

Total Purchased Options								$18,512	$11,462

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$30,949	$(529)	$(514)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	20,000	(641)	(671)
	Call - OTC USD versus TRY		4.900	11/14/2018		$23,800	(655)	(877)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	4,201	(72)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$30,949	(421)	(418)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		4,229	(61)	(2)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		30,949	(335)	(17)

							$(2,714)	$(2,499)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(1,505)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(3,003)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	92,000	(483)	(140)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	1,389,100	(6,529)	(7,011)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	512,600	(2,840)	(2,815)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(4,332)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(7)

							$(16,648)	$(18,813)

Options on Equity Repurchase Agreeements

Counterparty	Description	Barrier Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs(2) «		04/30/2019	$92,100	$(91)	$(91)

Total Written Options					$(19,453)	$(21,403)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$400	$54	$(25)	$29	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(193)	222	0

						$469	$(218)	$251	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	52,400	$(4)	$320	$316	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$61,434	$0	$(2,942)	$0	$(2,942)
	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	435,585	0	(11,018)	0	(11,018)
DUB	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	372,626	0	18,709	18,709	0
FBF	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	410,463	0	16,247	16,247	0
GST	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	97,275	0	(2,259)	0	(2,259)
JPM	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	276,473	0	10,696	10,696	0
MYI	Receive	NDDUEAFE Index	92,119	3-Month USD-LIBOR less a specified spread	Quarterly	08/13/2018	569,069	0	(24,304)	0	(24,304)
	Receive	NDDUEAFE Index	102,631	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	616,228	0	(9,581)	0	(9,581)
								$0	$(4,452)	$45,652	$(50,104)

Total Swap Agreements								$465	$(4,350)	$46,219	$(50,104)

(k)

Securities with an aggregate market value of $68,438 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,764	$0	$1,764
Corporate Bonds & Notes
Banking & Finance	0	141,562	0	141,562
Industrials	0	29,983	0	29,983
Utilities	0	39,683	0	39,683
Municipal Bonds & Notes
California	0	3,066	0	3,066
Illinois	0	6,107	0	6,107
Pennsylvania	0	128	0	128
Texas	0	2,871	0	2,871
U.S. Government Agencies	0	467,919	0	467,919
U.S. Treasury Obligations	0	1,625,556	0	1,625,556
Non-Agency Mortgage-Backed Securities	0	132,996	0	132,996
Asset-Backed Securities	0	389,329	0	389,329
Sovereign Issues	0	63,311	0	63,311
Short-Term Instruments
Certificates of Deposit	0	9,495	0	9,495
Short-Term Notes	0	746	0	746
Argentina Treasury Bills	0	3,041	0	3,041
Greece Treasury Bills	0	16,919	0	16,919
	$0	$2,934,476	$0	$2,934,476

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$539,698	$0	$0	$539,698

Total Investments	$539,698	$2,934,476	$0	$3,474,174

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,683	2,186	0	3,869
Over the counter	0	112,059	0	112,059
	$1,683	$114,245	$0	$115,928

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(664)	(1,425)	0	(2,089)
Over the counter	0	(102,262)	(91)	(102,353)

	$(664)	$(103,687)	$(91)	$(104,442)

Total Financial Derivative Instruments	$1,019	$10,558	$(91)	$11,486

Totals	$540,717	$2,945,034	$(91)	$3,485,660

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~		$6,111	$6,112
Klockner-Pentaplast of America, Inc.
6.344% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,481	2,392

Total Loan Participations and Assignments (Cost $8,565)			8,504

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.7%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,400	1,340
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,922
Banco Santander S.A.
6.250% due 09/11/2021 •(e)(f)	EUR	600	739
Bank of America Corp.
2.650% due 04/01/2019		$6,700	6,694
3.207% (US0003M + 0.870%) due 04/01/2019 ~		1,500	1,509
Barclays Bank PLC
10.179% due 06/12/2021		11,700	13,508
Barclays PLC
3.200% due 08/10/2021		1,900	1,863
3.710% (US0003M + 1.380%) due 05/16/2024 ~		3,800	3,772
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,110
BPCE S.A.
2.500% due 07/15/2019		8,054	8,007
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		3,900	3,907
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,118
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		5,400	5,219
4.250% due 10/14/2021		5,700	5,616
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,300	1,516
General Motors Financial Co., Inc.
3.582% (US0003M + 1.270%) due 10/04/2019 ~		$3,600	3,638
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,924
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,603
3.326% (US0003M + 1.000%) due 05/18/2024 ~		800	798
3.400% due 03/08/2021		1,400	1,400
3.821% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,236
4.300% due 03/08/2026		1,000	1,003
6.250% due 03/23/2023 •(e)(f)		1,800	1,768
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~		700	701
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		3,300	3,301
Lloyds Bank PLC
12.000% due 12/16/2024 •(e)		200	246
Navient Corp.
5.500% due 01/15/2019		1,800	1,817
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	773
2.992% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,302
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,798
4.519% due 06/25/2024 •		1,100	1,102
7.500% due 08/10/2020 •(e)(f)		200	204
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	490	680
UBS AG
7.625% due 08/17/2022 (f)		$1,650	1,825
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		300	297
3.293% (US0003M + 0.950%) due 08/15/2023 ~		700	701
4.125% due 09/24/2025		400	397
Wells Fargo & Co.
2.822% (US0003M + 0.460%) due 04/22/2019 ~		3,800	3,810

Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,577

		93,741

INDUSTRIALS 0.7%
Allergan Funding SCS
3.450% due 03/15/2022	1,000	985
Allergan Sales LLC
4.875% due 02/15/2021	140	144
BAT Capital Corp.
2.764% due 08/15/2022	900	864
3.223% (US0003M + 0.880%) due 08/15/2022 ~	1,500	1,511
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~	400	399
3.300% due 03/15/2021	600	598
Charter Communications Operating LLC
4.464% due 07/23/2022	300	304
4.908% due 07/23/2025	600	607
CVS Health Corp.
3.500% due 07/20/2022	100	99
Enbridge, Inc. 3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,205
Kraft Heinz Foods Co.
3.500% due 07/15/2022	100	99
5.000% due 07/15/2035	100	99
5.200% due 07/15/2045	100	97
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	2,100	2,109
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	710	699
2.400% due 09/23/2021	820	786
Woolworths Group Ltd.
4.000% due 09/22/2020	700	707

		11,312

UTILITIES 1.6%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	5,800	5,826
3.298% (US0003M + 0.950%) due 07/15/2021 ~	4,700	4,747
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~	2,400	2,400
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	5,100	5,111
Petrobras Global Finance BV
5.299% due 01/27/2025	106	98
5.999% due 01/27/2028	2,568	2,328
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	3,200	3,203
Verizon Communications, Inc.
3.376% due 02/15/2025	421	405
3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,800	1,800

		25,918

Total Corporate Bonds & Notes (Cost $131,043)		130,971

MUNICIPAL BONDS & NOTES 0.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,073

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	147
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,162
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,560
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	207

		4,076

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	100	130
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	446

7.750% due 01/01/2042	600	651

		1,227

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	129

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	102

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

Total Municipal Bonds & Notes (Cost $5,730)		6,742

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
2.310% due 08/01/2022	100	97
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	8	8
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	14	14
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	37	37
2.501% (LIBOR01M + 0.410%) due 09/25/2035 ~	60	60
2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	100	101
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	123	125
4.000% due 07/01/2018 - 04/25/2042	2,951	3,065
4.500% due 03/01/2019 - 10/01/2041	2,834	2,974
5.000% due 01/01/2028 - 09/01/2041	3,000	3,209
5.500% due 02/01/2022 - 09/01/2041	4,771	5,154
6.000% due 07/01/2036 - 05/01/2041	1,360	1,500
6.500% due 10/01/2035	38	42
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	215,400	214,127
4.000% due 08/01/2048	20,800	21,175
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	158	158
Freddie Mac
2.643% (LIBOR01M + 0.570%) due 06/15/2041 ~	508	512
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~	84	85
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	14	15
2.793% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	103	104
4.000% due 07/15/2042	1,942	2,027
5.000% due 03/01/2038	1,356	1,449
5.500% due 07/01/2028 - 07/01/2038	275	293
Ginnie Mae
2.700% (H15T1Y + 0.450%) due 11/20/2062 ~	3,290	3,295
3.500% due 01/15/2042 - 06/15/2045	3,954	3,971
5.000% due 08/15/2038 - 05/15/2039	401	427
6.000% due 08/15/2037	109	121
Small Business Administration
4.430% due 05/01/2029	85	88
5.290% due 12/01/2027	15	15
6.220% due 12/01/2028	17	18

Total U.S. Government Agencies (Cost $263,611)		264,266

U.S. TREASURY OBLIGATIONS 39.0%
U.S. Treasury Bonds
3.000% due 02/15/2048	22,200	22,256
4.250% due 05/15/2039	9,700	11,693
4.375% due 11/15/2039	16,300	19,999
4.375% due 05/15/2040	16,900	20,777
4.500% due 08/15/2039	10,800	13,454
4.625% due 02/15/2040	6,300	7,988
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	7,294	7,184
0.125% due 01/15/2022	21,475	21,114
0.125% due 04/15/2022	32,555	31,895
0.125% due 07/15/2022	44,888	44,153
0.125% due 01/15/2023	2,931	2,866
0.125% due 07/15/2024	4,221	4,104
0.250% due 01/15/2025	1,587	1,544
0.375% due 07/15/2023	12,812	12,699
0.375% due 01/15/2027	23,233	22,579
0.375% due 07/15/2027	9,116	8,870
0.625% due 01/15/2026	14,868	14,791
1.000% due 02/15/2048	17,984	18,605
1.750% due 01/15/2028	13,753	15,033
2.000% due 01/15/2026	252	277
2.375% due 01/15/2025	20,336	22,556
2.500% due 01/15/2029	11,553	13,585
3.625% due 04/15/2028	310	393

U.S. Treasury Notes
1.375% due 09/30/2020 (h)(j)	14,900	14,514
1.375% due 10/31/2020 (h)(j)	8,100	7,880
1.750% due 12/31/2020 (h)	24,400	23,907
1.875% due 07/31/2022 (h)(j)	24,800	24,006
1.875% due 08/31/2022	133,200	128,845
2.000% due 11/30/2020 (h)(j)	4,100	4,044
2.000% due 07/31/2022 (j)	13,500	13,134
2.000% due 11/15/2026	29,200	27,360
2.125% due 08/31/2020 (h)(j)	12,400	12,289
2.125% due 05/15/2025 (j)	15,300	14,641
2.250% due 08/15/2027	6,800	6,471
2.375% due 08/15/2024	15,600	15,229
2.750% due 02/15/2024 (j)	7,700	7,690

Total U.S. Treasury Obligations (Cost $652,367)		638,425

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
BCAP LLC Trust
3.680% due 03/27/2037 ~	1,239	933
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	77	77
2.251% due 06/25/2046 ^•	2,765	2,847
2.261% due 04/25/2037 •	1,973	1,558
4.254% due 11/25/2035 ^•	12,317	11,598
ChaseFlex Trust
2.391% due 07/25/2037 •	8,473	7,894
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% due 07/25/2036	1,444	1,425
Citigroup Mortgage Loan Trust
4.175% due 06/25/2036 ^~	241	241
Countrywide Alternative Loan Trust
2.251% due 02/25/2047 •	70	68
2.271% due 05/25/2047 •	459	448
2.441% due 05/25/2037 ^•	4,219	2,424
2.558% due 02/25/2036 •	42	39
6.000% due 12/25/2034	5,923	5,984
Countrywide Home Loan Mortgage Pass-Through Trust
3.519% due 11/25/2034 ~	21	21
3.585% due 02/20/2035 ~	18	18
Credit Suisse Mortgage Capital Certificates
3.451% due 02/27/2037 ~	1,145	1,159
Deutsche ALT-A Securities, Inc.
2.241% due 03/25/2037 ^•	2,831	2,587
First Horizon Mortgage Pass-Through Trust
3.535% due 11/25/2037 ^~	1,674	1,646
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	7	7
3.923% due 09/25/2035 ~	277	286
6.000% due 03/25/2037 ^	11	10
6.250% due 10/25/2036 ^	957	948
IndyMac Mortgage Loan Trust
2.291% due 11/25/2046 •	5,827	5,304
2.361% due 10/25/2036	1,178	811
JPMorgan Mortgage Trust
3.675% due 08/25/2034 ~	100	100
3.977% due 02/25/2035 ~	2	2
3.982% due 07/25/2035 ~	2,183	2,227
5.750% due 01/25/2036 ^	9	7
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	10	9
2.341% due 11/25/2035 •	11	10
3.842% due 09/25/2035 ^~	210	203
Morgan Stanley Mortgage Loan Trust
2.371% due 01/25/2036 •	2,596	1,940
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	13	10
Residential Accredit Loans, Inc. Trust
2.261% due 01/25/2037 •	2,509	2,280
2.276% due 08/25/2036 •	780	718
2.918% due 09/25/2045 •	75	72
5.500% due 01/25/2035	66	66
6.000% due 03/25/2037 ^	7,379	6,864
Structured Adjustable Rate Mortgage Loan Trust
2.241% due 02/25/2037	1,648	1,752
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •	13	13
2.351% due 03/25/2037 •	46	34
Wachovia Mortgage Loan Trust LLC
3.703% due 10/20/2035 ~	862	802
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 01/25/2047 •	50	50
2.478% due 09/25/2046	7,854	7,304
2.558% due 02/25/2046 •	153	153
2.758% due 11/25/2042 •	108	103
2.789% due 01/25/2037 ^~	572	538

3.326% due 08/25/2046 ^~	3,812	3,655
Wells Fargo Mortgage-Backed Securities Trust
3.720% due 11/25/2034 ~	190	192
3.755% due 01/25/2035 ~	9	10
4.120% due 07/25/2036 ^~	669	657

Total Non-Agency Mortgage-Backed Securities (Cost $71,167)		78,104

ASSET-BACKED SECURITIES 11.3%
ACE Securities Corp. Home Equity Loan Trust
2.231% due 07/25/2036 •	2,249	1,859
5.091% due 08/25/2040 ^•	3,142	2,719
Allegro CLO Ltd.
3.579% due 01/30/2026 •	1,500	1,500
Apidos CLO
3.482% due 07/22/2026 •	1,100	1,100
Argent Securities Trust
2.241% due 07/25/2036 •	4,017	3,438
2.251% due 05/25/2036 •	15,701	5,982
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •	300	300
Bear Stearns Asset-Backed Securities Trust
2.251% due 08/25/2036 •	1,180	1,382
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	3,515	3,554
Citigroup Mortgage Loan Trust
2.251% due 09/25/2036 •	6,969	5,323
Citigroup Mortgage Loan Trust, Inc.
2.671% due 07/25/2035 •	1,000	1,008
Countrywide Asset-Backed Certificates
2.251% due 01/25/2046 •	3,629	3,607
2.291% due 09/25/2047 •	3,397	2,576
2.331% due 03/25/2036 •	727	658
2.381% due 01/25/2037 •	19,000	15,825
2.531% due 04/25/2036 •	5,500	5,497
2.801% due 07/25/2035 •	2,800	2,793
3.126% due 12/25/2035 •	3,500	3,406
4.746% due 10/25/2046 ^~	5,353	5,229
Countrywide Asset-Backed Certificates Trust
2.571% due 05/25/2036 •	7,000	6,825
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,335	1,347
Ellington Loan Acquisition Trust
3.141% due 05/25/2037 •	3,464	3,421
First Franklin Mortgage Loan Trust
2.826% due 09/25/2035 •	340	343
GSAMP Trust
2.161% due 12/25/2036 •	22	12
2.321% due 01/25/2037 •	4,100	3,489
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	1,000	1,000
HSI Asset Securitization Corp. Trust
2.231% due 01/25/2037 •	2,419	1,982
MASTR Asset-Backed Securities Trust
2.141% due 01/25/2037 •	25	10
Merrill Lynch Mortgage Investors Trust
2.241% due 08/25/2037 •	7,346	4,988
Monarch Grove CLO
3.240% due 01/25/2028 •	5,800	5,803
Morgan Stanley ABS Capital, Inc. Trust
2.221% due 01/25/2037 •	12,915	7,739
2.306% due 03/25/2037 •	9,159	4,842
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •	1,500	1,502
Navient Private Education Loan Trust
2.473% due 12/16/2058	1,154	1,155
NovaStar Mortgage Funding Trust
2.341% due 09/25/2036 •	6,811	3,931
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	659	659
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •	1,100	1,104
Option One Mortgage Loan Trust
2.311% due 04/25/2037 •	5,254	4,164
2.311% due 05/25/2037 •	3,032	2,187
2.451% due 01/25/2036 •	3,700	3,279
2.871% due 02/25/2035 •	8,042	7,823
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 ×	991	577
Residential Asset Securities Corp. Trust
2.571% due 01/25/2036 •	10,000	9,356
Securitized Asset-Backed Receivables LLC Trust
2.331% due 07/25/2036 •	1,918	1,110
SG Mortgage Securities Trust
2.271% due 02/25/2036 •	9,950	6,691

SLM Private Education Loan Trust
5.323% due 05/16/2044 •		89	91
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	219	255
Soundview Home Loan Trust
2.171% due 06/25/2037 •		$13	9
2.201% due 02/25/2037 •		7,981	3,362
2.241% due 03/25/2037 •		1,163	1,131
2.301% due 06/25/2037 •		3,588	2,623
Structured Asset Securities Corp. Mortgage Loan Trust
2.301% due 02/25/2037 •		4,305	4,247
2.321% due 05/25/2047 •		6,800	6,493
Symphony CLO Ltd.
3.228% due 04/15/2028 •		2,100	2,100
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		1,167	1,168
VOLT LLC
3.125% due 09/25/2047 ×		3,437	3,418
3.250% due 06/25/2047 ×		2,209	2,202
3.375% due 05/28/2047 ×		1,676	1,678
Wells Fargo Home Equity Asset-Backed Securities Trust
2.591% due 12/25/2035 •		3,186	3,050
2.976% due 11/25/2035 •		1,000	1,006

Total Asset-Backed Securities (Cost $172,332)			185,928

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
2.500% due 12/31/2038 ×		6,950	3,967
5.875% due 01/11/2028		3,400	2,773
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,526	143
40.000% (ARPP7DRR) due 06/21/2020 ~		72,784	2,622
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	1,959
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	17,069	4,487
6.000% due 05/15/2055 (d)		13,035	3,411
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,229
Israel Government International Bond
4.125% due 01/17/2048		800	758
Qatar Government International Bond
5.250% due 01/20/2020		1,600	1,650
Saudi Government International Bond
2.375% due 10/26/2021		200	192
4.000% due 04/17/2025		1,700	1,694
4.500% due 04/17/2030		1,800	1,801
5.000% due 04/17/2049		1,800	1,755

Total Sovereign Issues (Cost $35,535)			29,441

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$4,400	4,397
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		7,300	7,308

			11,705

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (c)	ARS	870	29
25.600% due 07/18/2018 (c)		2,079	71
25.650% due 08/15/2018 (c)		2,320	76

25.800% due 08/15/2018 (c)		3,420	112
40.700% due 07/18/2018 (c)		4,380	148

			436

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (a)(b)(c)		$1,700	1,672
25.800% due 09/19/2018 (a)(b)(c)	ARS	1,679	53

			1,725

GREECE TREASURY BILLS 0.6%
1.001% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	8,500	9,883

Total Short-Term Instruments (Cost $24,329)			23,749

Total Investments in Securities (Cost $1,364,679)			1,366,130

	SHARES
INVESTMENTS IN AFFILIATES 33.8%
SHORT-TERM INSTRUMENTS 33.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.8%
PIMCO Short Asset Portfolio		27,237,568	272,539
PIMCO Short-Term Floating NAV Portfolio III		28,518,195	281,931

Total Short-Term Instruments (Cost $554,504)			554,470

Total Investments in Affiliates (Cost $554,504)			554,470

Total Investments 117.1% (Cost $1,919,183)			$1,920,600
Financial Derivative Instruments (g)(i) (2.1)% (Cost or Premiums, net $22,088)			(34,527)
Other Assets and Liabilities, net (15.0)%			(246,645)

Net Assets 100.0%			$1,639,428

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,219		$1,026,905	$(4,178)	$0	$0
90-Day Eurodollar March Futures	03/2019	3,391		824,352	(3,183)	0	0
90-Day Eurodollar September Futures	09/2020	914		221,702	(308)	0	(34)
Euro-Bobl September Futures	09/2018	159	EUR	24,541	112	11	(7)
Euro-Bund 10-Year Bond September Futures	09/2018	522		99,089	878	152	0
Mini MSCI EAFE Index September Futures	09/2018	867		$84,767	(2,486)	533	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,344		152,702	(323)	0	(32)

					$(9,488)	$696	$(73)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,219		$(1,023,477)	$5,433	$105	$0
90-Day Eurodollar March Futures	03/2020	3,391		(822,487)	3,387	127	0
90-Day Eurodollar September Futures	09/2021	914		(221,725)	101	23	0
Australia Government 10-Year Bond September Futures	09/2018	331	AUD	(31,688)	(428)	38	(25)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	322	EUR	(58,112)	(509)	0	(256)
U.S. Treasury 2-Year Note September Futures	09/2018	553		$(117,141)	42	17	0
U.S. Treasury 10-Year Note September Futures	09/2018	307		(36,898)	(24)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	335		(53,453)	(1,945)	21	0
United Kingdom Long Gilt September Futures	09/2018	83	GBP	(13,480)	(184)	31	0

					$5,873	$362	$(281)

Total Futures Contracts					$(3,615)	$1,058	$(354)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$5,700	$343	$(1)	$342	$3	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	(2)	3	0	0

					$348	$(3)	$345	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$32	$(186)	$(154)	$0	$(7)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	0	(82)	(82)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	0	(115)	(115)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$147,200	(792)	1,298	506	7	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		124,500	1,259	391	1,650	10	0
Receive (4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	156	2	0	0
Pay (4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		452,600	74	(499)	(425)	6	0
Receive (4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		452,400	(15)	233	218	90	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		54,500	2,062	187	2,249	31	0
Pay (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	(590)	(824)	0	(59)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		123,600	6,854	290	7,144	87	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	472	449	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	49	54	1	0
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	404	460	18	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		51,210	2,983	1,554	4,537	40	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,000	891	844	1,735	15	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,000	(164)	491	327	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		78,100	4,645	8	4,653	65	0
Receive (4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		31,500	0	90	90	34	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		36,550	(1,415)	3,106	1,691	49	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		7,850	121	634	755	10	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,100	359	360	719	7	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,900	0	160	160	3	0
Receive	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,100	0	227	227	3	0
Receive	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		4,200	330	275	605	6	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	341	341	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		27,900	3,161	(391)	2,770	45	0
Receive (4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,100	0	(11)	(11)	8	0
Receive (4)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		10,700	0	(33)	(33)	21	0
Pay (4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	65,300	27	305	332	88	0
Pay (4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		33,800	(27)	650	623	46	0
Receive (4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		183,800	(75)	(798)	(873)	0	(370)
Receive (4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		75,900	23	(587)	(564)	0	(154)
Pay (4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,900	0	155	155	115	0
Pay (4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		165,100	50	520	570	327	0
Receive (4)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		10,900	255	(285)	(30)	0	(104)
Pay (4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	395,900	861	(369)	492	0	(36)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,100	(179)	75	(104)	0	0
Receive (4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		395,600	27	711	738	5	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	502	(868)	1	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		12,600	290	(210)	80	18	0
Receive (4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	1	(137)	(136)	0	(2)
Receive (4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,400	0	(539)	(539)	0	(7)
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,400	(117)	21	(96)	0	(1)
Pay (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	50,340,000	1,447	144	1,591	17	0
Receive (4)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		20,020,000	(426)	(265)	(691)	0	(41)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,550,000	(153)	(45)	(198)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,080,000	986	(168)	818	0	(7)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	69	118	6	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,300	(5)	13	8	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,300	9	(48)	(39)	0	(3)

							$21,708	$9,377	$31,085	$1,201	$(799)

Total Swap Agreements							$22,056	$9,374	$31,430	$1,204	$(799)

(h)	Securities with an aggregate market value of $34,549 and cash of $2,300 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	11/2018	EUR	1,200		$1,459	$44	$0
BOA	07/2018	ARS	68,812		2,373	0	(6)
	07/2018	BRL	30,482		7,906	41	0
	07/2018		$2,681	ARS	68,812	0	(302)
	07/2018		8,062	BRL	30,482	0	(197)
	07/2018		4,313	RUB	269,778	0	(23)
	08/2018	ARS	3,420		$159	46	0
	08/2018	BRL	30,482		8,039	202	0
	08/2018		$2,471	EUR	2,110	9	(9)
	08/2018		10,883	ZAR	149,450	0	(38)
	09/2018	ARS	1,679		$76	23	0
	09/2018	SGD	48,294		36,368	865	0
BPS	07/2018	ARS	70,985		2,586	132	0
	07/2018		$5,012	ARS	141,969	6	(133)
	08/2018	ARS	2,320		$108	31	0
	08/2018		$1,077	EUR	919	0	0
	12/2018	JPY	1,260,000		$11,483	0	(42)
CBK	07/2018	CAD	22,273		17,039	97	0
	07/2018	GBP	17,400		23,053	89	0
	07/2018	TRY	3,660		765	0	(26)
	07/2018		$18	ARS	483	0	(2)
	08/2018	AUD	11,079		$8,280	80	0
	08/2018	MXN	16,566		831	4	0
	08/2018	NOK	71,920		8,852	6	0
	08/2018		$892	EUR	762	0	0
	08/2018		13,438	TRY	61,055	0	(417)
	12/2018	JPY	2,140,000		$19,521	0	(52)
	12/2018		$30,808	JPY	3,400,000	289	0
	03/2019	EUR	3,400		$4,328	274	0
DUB	07/2018	ARS	2,173		75	0	0
	07/2018		$78	ARS	2,173	0	(3)
FBF	10/2018	EUR	1,600		$1,993	111	0
GLM	07/2018	GBP	1,047		1,396	15	0
	07/2018	JPY	30,800		281	3	0
	07/2018		$8,875	CAD	11,815	112	0
	07/2018		1,282	GBP	952	0	(25)
	07/2018		13,878	RUB	865,599	0	(114)
	08/2018	EUR	26,059		$31,213	686	0
	08/2018	MXN	6,178		310	1	0
	08/2018	RUB	63,728		1,015	6	0
	08/2018		$2,241	EUR	1,905	3	(13)
	08/2018		10,861	TRY	50,229	0	(149)
	09/2018		19,056	CNH	121,830	0	(743)
	09/2018		940	KRW	1,011,546	0	(29)
HUS	07/2018	ARS	2,981		$141	39	0
	07/2018	RUB	79,616		1,280	14	0
	07/2018		$16	ARS	419	0	(2)
	07/2018		7,860	CAD	10,458	95	0
	08/2018	ARS	870		$40	12	0
	08/2018	AUD	346		256	0	0
	08/2018	CAD	10,458		7,865	0	(95)
	08/2018	RUB	88,341		1,413	14	0
	09/2018	CNY	6,492		1,013	38	0
	01/2021	BRL	1,400		216	0	(105)
IND	07/2018	TRY	19,138		4,176	41	0
	08/2018	ZAR	2,060		163	13	0
JPM	07/2018	TRY	41,881		9,084	36	0
	08/2018	AUD	475		358	7	0
	08/2018		$949	EUR	798	0	(14)
	08/2018		11	MXN	210	0	0
	08/2018		8,882	NOK	71,915	0	(37)
	08/2018		6,474	ZAR	89,425	15	0
	03/2019	EUR	13,336		$15,916	33	0
MSB	07/2018	ARS	2,985		106	4	0
	09/2018	CNY	2,481		386	13	0
	11/2018	EUR	2,300		2,801	90	0
NGF	07/2018	ARS	1,395		49	2	0
RBC	08/2018	TRY	8,199		1,786	37	0
RYL	08/2018	RUB	25,646		412	6	0
SCX	07/2018	BRL	30,482		8,346	482	0
	07/2018		$7,905	BRL	30,482	0	(41)
	08/2018		18,264	EUR	15,556	0	(40)
	08/2018		9,021	SEK	78,335	0	(247)
	09/2018	KRW	47,131,798		$43,848	1,427	0
SSB	09/2018		$1,904	SGD	2,550	0	(30)
UAG	07/2018		23,133	GBP	17,495	0	(44)
	08/2018	GBP	17,495		$23,166	45	0
	08/2018		$18,146	RUB	1,139,904	0	(95)
	09/2018	HKD	4,527		$578	0	0

Total Forward Foreign Currency Contracts						$5,638	$(3,073)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	2,967	$42	$30
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$2,987	35	0

							$77	$30

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,700	$255	$69
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$8,600	438	210
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	185	68
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$463,200	668	46
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		271,500	285	90
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	420
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	94
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$755,100	2,733	2,895
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		82,800	470	2
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	579
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		42,800	1,721	1,538

								$9,639	$6,012

Total Purchased Options								$9,716	$6,042

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$18,564	$(317)	$(308)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,600	(372)	(389)
	Call - OTC USD versus TRY		4.900	11/14/2018		$13,700	(377)	(505)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,543	(44)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$18,564	(252)	(251)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,560	(37)	(2)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		18,564	(201)	(10)

							$(1,600)	$(1,465)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(707)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(1,409)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	54,300	(285)	(83)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	755,100	(3,549)	(3,811)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	311,000	(1,723)	(1,708)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(1,619)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(4)

							$(8,526)	$(9,341)

Options on Equity Repurchase Agreeements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2) «	04/30/2019	$55,800	$(55)	$(55)

Total Written Options				$(10,220)	$(10,861)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.421%	EUR	1,500	$12	$29	$41	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$258	$(53)	$33	$0	$(20)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	81	(36)	45	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(232)	266	0

						$526	$(235)	$311	$(20)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	19,400	$(2)	$119	$117	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/ Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$176,979	$0	$(8,475)	$0	$(8,475)
	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	64,936	0	(721)	0	(721)
	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	262,294	0	(6,646)	0	(6,646)
DUB	Receive	NDDUEAFE Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	07/25/2018	67,574	0	2,690	2,690	0
	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	445,370	0	(9,634)	0	(9,634)
GST	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR less a specified spread	Quarterly	08/08/2018	68,797	0	(2,522)	0	(2,522)
	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	58,581	0	(1,360)	0	(1,360)
JPM	Receive	NDDUEAFE Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	50,477	0	1,952	1,952	0
MYI	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR less a specified spread	Quarterly	08/13/2018	115,520	0	(4,934)	0	(4,934)
	Receive	NDDUEAFE Index	2,108	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	12,948	0	(499)	0	(499)
	Receive	NDDUEAFE Index	43,633	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	261,986	0	(3,682)	0	(3,682)

								$0	$(33,831)	$4,642	$(38,473)

Total Swap Agreements								$536	$(33,918)	$5,111	$(38,493)

(j)

Securities with an aggregate market value of $55,593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,504	$0	$8,504
Corporate Bonds & Notes
Banking & Finance	0	93,741	0	93,741
Industrials	0	11,312	0	11,312
Utilities	0	25,918	0	25,918
Municipal Bonds & Notes
Arizona	0	1,073	0	1,073
California	0	4,076	0	4,076
Illinois	0	1,227	0	1,227
Nebraska	0	129	0	129
North Carolina	0	102	0	102
Tennessee	0	135	0	135
U.S. Government Agencies	0	264,266	0	264,266
U.S. Treasury Obligations	0	638,425	0	638,425
Non-Agency Mortgage-Backed Securities	0	78,104	0	78,104
Asset-Backed Securities	0	185,928	0	185,928
Sovereign Issues	0	29,441	0	29,441
Short-Term Instruments
Certificates of Deposit	0	11,705	0	11,705
Short-Term Notes	0	436	0	436
Argentina Treasury Bills	0	1,725	0	1,725
Greece Treasury Bills	0	9,883	0	9,883
	$0	$1,366,130	$0	$1,366,130

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$554,470	$0	$0	$554,470

Total Investments	$554,470	$1,366,130	$0	$1,920,600

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,058	1,204	0	2,262
Over the counter	0	16,791	0	16,791
	$1,058	$17,995	$0	$19,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(354)	(799)	0	(1,153)
Over the counter	0	(52,372)	(55)	(52,427)

	$(354)	$(53,171)	$(55)	$(53,580)

Total Financial Derivative Instruments	$704	$(35,176)	$(55)	$(34,527)

Totals	$555,174	$1,330,954	$(55)	$1,886,073

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
Altice Financing S.A.
2.750% due 01/31/2026	EUR	995	$1,147
Caesars Resort Collection LLC
4.844% due 12/22/2024		$1,194	1,193
CenturyLink, Inc.
4.844% due 01/31/2025		1,590	1,560
Financial & Risk U.S. Holdings
TBD% due 05/31/2019 «		1,100	1,092
State of Rio de Janeiro
6.024% due 12/20/2020 «		1,500	1,460
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	2,100	2,439
Wand Merger Corp.
TBD% due 04/27/2019		$1,200	1,192

Total Loan Participations and Assignments (Cost $10,189)			10,083

CORPORATE BONDS & NOTES 53.5%
BANKING & FINANCE 17.5%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		200	204
Alpha Star Holding Ltd.
6.250% due 04/20/2022 (i)		1,200	1,152
American Tower Corp.
3.125% due 01/15/2027		1,800	1,611
Azul Investments LLP
5.875% due 10/26/2024		1,800	1,532
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,349
Bank of America Corp.
4.100% due 07/24/2023		300	305
Barclays Bank PLC
7.625% due 11/21/2022 (g)		2,500	2,696
10.179% due 06/12/2021		740	854
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	700	982
8.000% due 12/15/2020 •(f)(g)	EUR	200	259
8.250% due 12/15/2018 •(f)(g)		$1,500	1,527
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)		1,900	1,693
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	2,005
6.500% due 03/20/2021		900	905
BNP Paribas S.A.
7.625% due 03/30/2021 •(f)(g)		800	837
BPCE S.A.
4.500% due 03/15/2025		900	878
4.625% due 07/11/2024		1,200	1,186
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,137
Citigroup, Inc.
6.625% due 06/15/2032		600	708
8.125% due 07/15/2039		780	1,100
Compass Bank
2.750% due 09/29/2019		600	597
Country Garden Holdings Co. Ltd.
7.250% due 04/04/2021		800	803
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,010
7.500% due 12/11/2023 •(f)(g)		800	828
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,383
Crown Castle International Corp.
4.000% due 03/01/2027		200	193
Deutsche Bank AG
4.250% due 10/14/2021		3,000	2,956
Discover Financial Services
5.500% due 10/30/2027 •(f)		500	489
Duke Realty LP
3.375% due 12/15/2027		300	280
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,981

FMR LLC
4.950% due 02/01/2033		2,000	2,163
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	3,963
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	586
3.272% due 09/29/2025 •		1,400	1,331
3.691% due 06/05/2028 •		1,600	1,518
3.850% due 07/08/2024		1,400	1,389
3.850% due 01/26/2027		1,500	1,443
4.017% due 10/31/2038 •		100	91
HSBC Holdings PLC
6.375% due 09/17/2024 •(f)(g)		900	893
6.500% due 09/15/2037		1,500	1,754
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,071
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,538
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,530
JPMorgan Chase & Co.
5.000% due 07/01/2019 •(f)		2,400	2,415
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,423
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	477
4.344% due 01/09/2048		700	603
7.000% due 06/27/2019 •(f)(g)	GBP	800	1,078
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$100	101
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,085
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,481
Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,617
National Retail Properties, Inc.
3.500% due 10/15/2027		900	841
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,496
Navient Corp.
5.500% due 01/15/2019		700	707
5.625% due 08/01/2033		400	340
7.250% due 01/25/2022		200	210
Old Republic International Corp.
3.875% due 08/26/2026		300	289
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,887
Principal Life Global Funding
2.250% due 10/15/2018		600	600
Progressive Corp.
3.700% due 01/26/2045		1,400	1,277
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,520
Rio Oil Finance Trust
9.250% due 07/06/2024		443	476
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(f)		1,900	2,389
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(f)(g)	GBP	200	275
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,441
Springleaf Finance Corp.
5.250% due 12/15/2019		1,800	1,827
SURA Asset Management S.A.
4.375% due 04/11/2027		1,300	1,246
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	1,160
U.S. Bancorp
5.300% due 04/15/2027 •(f)		200	200
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		2,100	2,104
Wells Fargo & Co.
3.300% due 09/09/2024		2,000	1,933
3.584% due 05/22/2028 •		700	671
4.400% due 06/14/2046		1,400	1,284
4.900% due 11/17/2045		700	695
5.606% due 01/15/2044		200	215
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	864
6.600% due 01/15/2038		400	499
Weyerhaeuser Co.
7.375% due 03/15/2032		1,200	1,528

WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,554

		98,518

INDUSTRIALS 25.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	2,995
AbbVie, Inc.
4.400% due 11/06/2042	3,100	2,953
Activision Blizzard, Inc.
6.125% due 09/15/2023	1,500	1,554
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	3,600	3,357
Allergan Funding SCS
3.800% due 03/15/2025	400	389
American Airlines Pass-Through Trust
3.000% due 04/15/2030	663	625
3.350% due 04/15/2031	1,600	1,546
3.600% due 04/15/2031	500	488
3.650% due 12/15/2029	461	449
4.375% due 04/01/2024	558	559
Amgen, Inc.
4.950% due 10/01/2041	1,214	1,248
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,055
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	588
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,152
4.950% due 01/15/2042	1,500	1,561
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,552
Bacardi Ltd.
4.700% due 05/15/2028	2,400	2,364
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	706
BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,129
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,368
Becton Dickinson and Co.
3.734% due 12/15/2024	647	633
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,580
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,000	1,001
4.125% due 03/20/2033	1,600	1,583
Broadcom Corp.
2.200% due 01/15/2021	100	97
Canadian Pacific Railway Co.
6.125% due 09/15/2115	400	482
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,633
4.200% due 03/15/2028	400	375
5.375% due 05/01/2047	2,500	2,277
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,492
Comcast Corp.
3.200% due 07/15/2036	1,300	1,083
3.969% due 11/01/2047	2,279	2,011
6.400% due 05/15/2038	12	14
6.500% due 11/15/2035	200	238
7.050% due 03/15/2033	600	746
Community Health Systems, Inc.
8.625% due 01/15/2024 (a)	300	302
Continental Resources, Inc.
4.375% due 01/15/2028	1,800	1,788
CVS Health Corp.
4.300% due 03/25/2028	1,600	1,581
CVS Pass-Through Trust
4.704% due 01/10/2036	3,054	3,001
DAE Funding LLC
4.500% due 08/01/2022	100	97
Dell International LLC
4.420% due 06/15/2021	200	203
5.450% due 06/15/2023	2,500	2,617
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	796
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,534
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,107
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	2,210

Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,379
Encana Corp.
6.500% due 08/15/2034	500	571
Energy Transfer Partners LP
4.050% due 03/15/2025	1,800	1,740
5.000% due 10/01/2022	900	932
6.625% due 10/15/2036	500	533
7.500% due 07/01/2038	400	458
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,454
5.750% due 03/01/2035	200	216
EQT Midstream Partners LP
4.125% due 12/01/2026	400	369
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,591
General Electric Co.
6.750% due 03/15/2032	831	1,015
6.875% due 01/10/2039	344	436
General Motors Co.
4.200% due 10/01/2027	300	288
5.150% due 04/01/2038	1,900	1,814
Gerdau Trade, Inc.
4.875% due 10/24/2027	900	832
Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027	200	187
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	300	255
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	802
HCA, Inc.
5.500% due 06/15/2047	100	92
International Paper Co.
3.000% due 02/15/2027	1,500	1,360
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	200	200
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,500	1,521
Kinder Morgan, Inc.
3.628% (US0003M + 1.280%) due 01/15/2023 ~	200	203
Kraft Heinz Foods Co.
3.000% due 06/01/2026	1,000	902
4.625% due 01/30/2029	500	495
6.500% due 02/09/2040	800	904
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,178
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	536	515
Macy’s Retail Holdings, Inc.
6.900% due 04/01/2029	500	538
Masco Corp.
7.750% due 08/01/2029	1,118	1,357
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,230
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,276
Mylan NV
5.250% due 06/15/2046	100	98
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	980
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,251
Oracle Corp.
3.850% due 07/15/2036	1,500	1,438
4.125% due 05/15/2045	1,900	1,835
4.500% due 07/08/2044	1,400	1,430
Owens Corning
3.400% due 08/15/2026	1,300	1,187
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	1,600	1,524
5.500% due 02/15/2024	200	198
Petrofac Ltd.
3.400% due 10/10/2018	1,300	1,295
Petroleos Mexicanos
6.350% due 02/12/2048	4,725	4,300
6.500% due 03/13/2027	1,600	1,639
6.500% due 06/02/2041	1,000	943
Pfizer, Inc.
7.200% due 03/15/2039	670	930
Pride International LLC
7.875% due 08/15/2040	200	181
QVC, Inc.
5.950% due 03/15/2043	2,100	1,986
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,525

Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,291
Southern Co.
3.250% due 07/01/2026	800	752
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,656
Suncor Energy, Inc.
6.500% due 06/15/2038	200	248
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	468
Syngenta Finance NV
4.441% due 04/24/2023	400	398
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	121
8.375% due 06/15/2032	2,400	2,986
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	91
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	29
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	432
Texas Eastern Transmission LP
4.150% due 01/15/2048	2,800	2,518
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,761
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,789
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,210
5.875% due 11/15/2040	400	392
6.550% due 05/01/2037	700	744
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	115
7.250% due 08/15/2038	300	380
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	967
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	335	351
United Airlines Pass-Through Trust
3.500% due 09/01/2031	1,400	1,362
4.000% due 10/11/2027	833	837
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,692
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,820
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,838	1,756
VMware, Inc.
3.900% due 08/21/2027	700	647
Warner Media LLC
4.650% due 06/01/2044	200	178
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,285
Williams Cos., Inc.
8.750% due 03/15/2032	137	177
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,540

		145,495

UTILITIES 10.1%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,117
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,821
7.000% due 04/01/2038	100	132
AT&T, Inc.
4.100% due 02/15/2028	1,690	1,617
4.500% due 03/09/2048	2,073	1,786
4.800% due 06/15/2044	2,400	2,184
5.150% due 02/15/2050	3,400	3,182
5.300% due 08/15/2058	100	93
5.350% due 09/01/2040	361	353
5.450% due 03/01/2047	1,400	1,378
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	491
British Telecommunications PLC
9.625% due 12/15/2030	600	859
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,215
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	529
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	869
Emera, Inc.
6.750% due 06/15/2076 •	1,400	1,463

Endeavor Energy Resources LP
5.750% due 01/30/2028	100	98
FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	404
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,063
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	612
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,624
Millicom International Cellular S.A.
5.125% due 01/15/2028	2,500	2,309
NGPL PipeCo LLC
7.768% due 12/15/2037	700	826
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,454
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	204
5.800% due 03/01/2037	1,000	1,048
PacifiCorp
6.000% due 01/15/2039	1,300	1,624
Petrobras Global Finance BV
5.299% due 01/27/2025	100	93
5.999% due 01/27/2028	700	635
6.875% due 01/20/2040	433	393
7.375% due 01/17/2027	2,700	2,703
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	969
5.150% due 06/01/2042	1,400	1,276
6.650% due 01/15/2037	100	108
Progress Energy, Inc.
7.750% due 03/01/2031	400	533
SES S.A.
5.300% due 04/04/2043	1,800	1,569
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,006
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,334
Southern California Edison Co.
5.625% due 02/01/2036	200	230
6.000% due 01/15/2034	300	352
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,238
Verizon Communications, Inc.
2.625% due 08/15/2026	2,500	2,222
4.125% due 08/15/2046	1,800	1,542
4.672% due 03/15/2055	3,422	3,049
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,559
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,447

		56,613

Total Corporate Bonds & Notes (Cost $303,412)		300,626

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	281
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,124
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,130

		4,535

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,456	3,114

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	208

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	514

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	512

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	306

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,564

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	95

Total Municipal Bonds & Notes (Cost $10,537)		11,848

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	13,208
3.500% due 08/01/2046	5,116	5,107
3.980% due 07/01/2021	2,500	2,561
5.625% due 04/17/2028	100	120
6.210% due 08/06/2038	9,643	13,799
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	13,200	12,777
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	712
3.650% due 02/25/2028 ~	1,800	1,832
5.000% due 04/15/2038	97	103
6.250% due 07/15/2032	300	402
6.750% due 03/15/2031	1,900	2,596
Ginnie Mae
3.500% due 11/20/2044	1,489	1,423
5.500% due 10/20/2037	539	629
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,259
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,400	12,542
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,557
Small Business Administration
5.290% due 12/01/2027	102	105
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,281
5.250% due 09/15/2039	400	506

Total U.S. Government Agencies (Cost $69,831)		73,519

U.S. TREASURY OBLIGATIONS 45.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (m)	600	577
2.750% due 08/15/2047	6,008	5,728
2.750% due 11/15/2047 (i)	4,546	4,334
2.875% due 05/15/2043 (m)	1,637	1,607
3.000% due 02/15/2048 (i)	92,860	93,096
3.125% due 02/15/2043 (i)	23,800	24,404
3.125% due 05/15/2048 (i)	2,080	2,136
3.500% due 02/15/2039 (m)	552	601
4.375% due 11/15/2039 (m)	240	294
5.000% due 05/15/2037 (k)	2,658	3,468
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (k)	958	930
1.375% due 02/15/2044 (i)(k)	8,842	9,880
2.375% due 01/15/2025 (k)	734	814
U.S. Treasury Notes
2.750% due 02/15/2028 (i)	12,452	12,343
2.875% due 05/15/2028 (i)	54,744	54,837
U.S. Treasury STRIPS (c)
0.000% due 05/15/2034	500	311
0.000% due 08/15/2040	18,800	9,860
0.000% due 11/15/2040	12,200	6,353
0.000% due 08/15/2042	2,600	1,276
0.000% due 05/15/2043	5,800	2,779
0.000% due 11/15/2043	1,000	472
0.000% due 11/15/2044	13,200	6,048
0.000% due 02/15/2045	200	91
0.000% due 05/15/2046	8,700	3,806
0.000% due 08/15/2047	22,500	9,478

Total U.S. Treasury Obligations (Cost $249,089)		255,523

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,287

American Home Mortgage Investment Trust
2.671% due 11/25/2045 •	1,555	1,535
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,136
5.122% due 08/10/2035 ~	700	723
Bear Stearns Adjustable Rate Mortgage Trust
3.624% due 01/25/2035 ~	4	4
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	80	81
DBUBS Mortgage Trust
3.396% due 07/12/2044 •	698	705
Downey Savings & Loan Association Mortgage Loan Trust
3.657% due 07/19/2044 ~	44	44
GSMPS Mortgage Loan Trust
2.441% due 01/25/2036 •	1,267	1,137
Homestar Mortgage Acceptance Corp.
2.791% due 06/25/2034 •	310	312
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	1,400	1,318
IndyMac Mortgage Loan Trust
2.271% due 07/25/2047 •	143	120
2.281% due 04/25/2037 •	1,509	1,437
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	84	84
Merrill Lynch Mortgage Investors Trust
2.982% due 10/25/2035 •	488	470
3.747% due 11/25/2035 •	1,036	1,046
RBSSP Resecuritization Trust
3.299% due 12/25/2035 ~	794	799
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,523
Structured Adjustable Rate Mortgage Loan Trust
3.756% due 02/25/2034 ~	13	13
Structured Asset Mortgage Investments Trust
2.281% due 07/25/2046 ^•	57	48
2.311% due 05/25/2036 •	123	112
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •	1,203	1,105
WaMu Mortgage Pass-Through Certificates Trust
2.395% due 08/25/2046 •	1,181	1,151
2.511% due 06/25/2044 •	156	152
2.789% due 01/25/2037 ~	1,201	1,129
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,331
Wells Fargo Mortgage Loan Trust
3.366% due 02/27/2036 •	795	799
Wells Fargo Mortgage-Backed Securities Trust
3.784% due 01/25/2035 ~	406	420

Total Non-Agency Mortgage-Backed Securities (Cost $19,780)		20,021

ASSET-BACKED SECURITIES 5.0%
Accredited Mortgage Loan Trust
2.961% due 01/25/2035 •	844	844
CIFC Funding Ltd.
3.753% due 01/17/2027 •	2,000	2,003
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	1,123	1,135
Countrywide Asset-Backed Certificates
2.561% due 04/25/2036 •	1,800	1,681
Countrywide Asset-Backed Certificates Trust
2.791% due 11/25/2035 •	1,600	1,599
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	871	879
Equifirst Loan Securitization Trust
2.261% due 04/25/2037 •	1,297	1,249
First Franklin Mortgage Loan Trust
3.041% due 07/25/2033 •	1,258	1,224
GoldenTree Loan Opportunities Ltd.
3.729% due 10/29/2026 •	1,900	1,902
HSI Asset Securitization Corp. Trust
2.251% due 05/25/2037 •	1,035	1,021
IXIS Real Estate Capital Trust
2.721% due 02/25/2036 •	1,137	1,143
JPMorgan Mortgage Acquisition Trust
2.311% due 07/25/2036 •	1,620	1,609
2.541% due 11/25/2036 •	1,615	1,571
NYMT Residential
4.000% due 03/25/2021 ×	227	228
RAAC Trust
2.771% due 05/25/2044 •	811	804
Securitized Asset-Backed Receivables LLC Trust
2.331% due 03/25/2036 •	1,113	1,105
SLM Student Loan Trust
3.860% due 04/25/2023 •	168	172

Specialty Underwriting & Residential Finance Trust
2.481% due 12/25/2036 •		1,400	1,397
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		303	304
Structured Asset Investment Loan Trust
2.241% due 06/25/2036 •		1,059	1,031
2.251% due 05/25/2036 •		1,167	1,104
VOLT LLC
3.125% due 09/25/2047 ×		2,778	2,763
3.375% due 04/25/2047 ×		597	597
3.375% due 05/28/2047 ×		559	559
WhiteHorse Ltd.
3.563% (US0003M + 1.200%) due 02/03/2025 •		486	486

Total Asset-Backed Securities (Cost $27,301)			28,410

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,047	33
40.000% (ARPP7DRR) due 06/21/2020 ~		29,000	1,044
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	825
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,347
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		1,900	1,898
Mexico Government International Bond
4.600% due 01/23/2046		534	493
Qatar Government International Bond
4.500% due 04/23/2028		400	404
Saudi Government International Bond
4.625% due 10/04/2047		2,800	2,617
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,262

Total Sovereign Issues (Cost $10,552)			9,923

SHORT-TERM INSTRUMENTS 3.3%
COMMERCIAL PAPER 2.1%
AT&T, Inc.
2.674% due 09/06/2018		$3,100	3,085
Boston Scientific Corp.
2.597% due 08/16/2018		1,700	1,694
HP, Inc.
2.531% due 07/23/2018		1,400	1,398
Humana, Inc.
2.668% due 08/13/2018		1,400	1,396
Rockwell Collins, Inc.
2.388% due 07/17/2018		2,900	2,897
Schlumberger Holdings
2.677% due 10/01/2018		1,400	1,391

			11,861

REPURCHASE AGREEMENTS (h) 0.2%			1,160

ARGENTINA TREASURY BILLS 1.0%
2.529% due 09/28/2018 - 12/14/2018 (b)(c)(d)		5,800	5,715

Total Short-Term Instruments (Cost $18,756)			18,736

Total Investments in Securities (Cost $719,447)			728,689

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		18,287	181

Total Short-Term Instruments (Cost $181)			181

Total Investments in Affiliates (Cost $181)			181

Total Investments 129.6% (Cost $719,628)			$728,870
Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $4,840)			966
Other Assets and Liabilities, net (29.8)%			(167,432)

Net Assets 100.0%			$562,404

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,160	U.S. Treasury Notes 2.125% due 08/15/2021	$(1,186)	$1,160	$1,160

Total Repurchase Agreements						$(1,186)	$1,160	$1,160

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.100%	06/21/2018	07/05/2018	$(2,397)	$(2,399)
	2.450	06/29/2018	07/02/2018	(1,211)	(1,211)
DEU	2.180	06/28/2018	07/05/2018	(104)	(103)
GRE	2.080	05/24/2018	07/06/2018	(4,182)	(4,192)
JPS	1.283	03/12/2018	07/11/2018	(1,033)	(1,033)
	1.700	06/13/2018	07/05/2018	(11,427)	(11,437)
	1.870	05/24/2018	07/24/2018	(79,521)	(79,682)
SGY	1.950	06/15/2018	07/05/2018	(38,105)	(38,140)
	1.950	06/18/2018	07/05/2018	(6,500)	(6,505)
	2.000	06/27/2018	07/11/2018	(2,807)	(2,808)

Total Reverse Repurchase Agreements					$(147,510)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	2.200%	06/20/2018	07/05/2018	$(1,601)	$(1,602)
NOM	2.000	06/28/2018	07/30/2018	(3,268)	(3,269)
	2.010	06/01/2018	07/06/2018	(4,200)	(4,207)
TDM	1.930	04/18/2018	07/18/2018	(1,547)	(1,553)

Total Sale-Buyback Transactions					$(10,631)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	3.500%	07/01/2048	$5,800	$(5,744)	$(5,771)

Total Short Sales (1.0)%				$(5,744)	$(5,771)

(i)	Securities with an aggregate market value of $160,232 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(160,815) at a weighted average interest rate of 1.720%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.000	07/27/2018	9	$9	$(2)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	17	17	(4)	(5)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	121.000	07/27/2018	9	9	(2)	(2)

Total Written Options					$(8)	$(8)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2018	41		$5,579	$41	$4	$0
Euro-Bund 10-Year Bond September Futures	09/2018	41	EUR	7,783	36	12	0
U.S. Treasury 10-Year Note September Futures	09/2018	216		$25,961	138	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	138		22,020	426	0	(9)

Total Futures Contracts					$641	$16	$(9)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2022	0.455%		$700	$13	$2	$15	$0	$0
Deutsche Bank AG	1.000	Quarterly	06/20/2019	1.191	EUR	200	(1)	1	0	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.428		$1,100	16	2	18	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	1.168		300	1	(3)	(2)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.749		1,400	22	(7)	15	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2021	0.621	EUR	500	(2)	9	7	0	0

							$49	$4	$53	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$2,000	$(160)	$32	$(128)	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$162,200	$2,653	$(158)	$2,495	$82	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019		$10,800	$(375)	$486	$111	$0	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		3,400	(19)	54	35	0	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023		1,400	(2)	1	(1)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		12,200	455	48	503	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		11,450	(282)	1,295	1,013	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,700	234	72	306	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,500	230	38	268	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,400	(167)	374	207	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		15,200	1,550	(41)	1,509	25	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	11,400	(2)	(111)	(113)	7	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		350	(18)	4	(14)	0	0
Receive	UKRPI	3.585	Maturity	10/15/2046		150	0	19	19	0	0

							$1,604	$2,239	$3,843	$61	$(1)

Total Swap Agreements							$4,146	$2,117	$6,263	$143	$(2)

(k)	Securities with an aggregate market value of $2,866 and cash of $3,998 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	ARS	61,085	$	2,238	$138	$0
	07/2018	EUR	11,625		13,483	0	(92)
	07/2018	$	2,784	ARS	78,871	3	(74)
BRC	07/2018	ARS	28,755	$	1,086	103	0
	09/2018		6,943		250	29	0
CBK	07/2018	TRY	6,675		1,412	0	(30)
	07/2018	$	468	ARS	13,853	1	0
	07/2018		3,653	RUB	228,497	9	(26)
	08/2018	ARS	13,853	$	453	0	(2)
	08/2018	$	1,151	MXN	23,834	39	0
DUB	07/2018	ARS	65,594	$	2,262	0	(5)
	07/2018	$	2,454	ARS	65,594	0	(186)
GLM	07/2018	ARS	61	$	2	0	0
	07/2018	GBP	2,698		3,598	38	0
	07/2018	$	281	EUR	241	0	0
	07/2018		2,315	RUB	149,427	63	0
	08/2018	RUB	84,833	$	1,353	10	0
HUS	07/2018	ARS	22,231		824	66	0
	07/2018	RUB	377,924		5,996	0	(17)
	07/2018	TRY	3,690		748	0	(49)
	08/2018	$	5,968	RUB	377,924	17	0
	09/2018	TWD	93,274	$	3,141	65	0
JPM	08/2018	MXN	906		46	1	0
	08/2018	$	2,942	NOK	23,815	0	(13)
MSB	07/2018	ARS	26,159	$	1,016	112	0
	07/2018	$	902	ARS	26,159	2	0
	10/2018		936		26,159	0	(115)
NGF	08/2018	RUB	204,834	$	3,253	9	0
SCX	08/2018	$	2,957	SEK	25,680	0	(81)
	08/2018		3,834	TRY	17,123	0	(175)
	09/2018	IDR	38,444,725	$	2,699	43	0
	09/2018	KRW	120,711		112	4	0
SSB	07/2018	$	13,252	EUR	11,384	42	0
	08/2018	EUR	11,384	$	13,282	0	(42)
UAG	07/2018	$	3,567	GBP	2,698	0	(7)
	08/2018	GBP	2,698	$	3,572	7	0
	09/2018	$	2,704	IDR	38,513,696	0	(44)

Total Forward Foreign Currency Contracts						$801	$(958)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$94

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$20,000	$47	$16
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	12,600	92	77
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	13
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	01/29/2019	32,300	85	26
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	06/20/2019	2,500	50	44
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.955	04/03/2020	10,000	700	702
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.945	04/17/2019	39,560	184	150
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.950	05/01/2019	103,600	368	408
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	100	8	12

							$1,542	$1,448

Total Purchased Options							$1,853	$1,542

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018		$2,300	$(3)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		3,000	(3)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018		2,100	(2)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		1,300	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018		2,300	(2)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		4,400	(5)	(5)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.000	08/15/2018	EUR	1,900	(4)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.050	09/19/2018		2,500	(4)	(4)
BRC	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.475	07/18/2018		3,800	(2)	0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.750	07/18/2018		3,800	(5)	(7)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	08/15/2018		2,200	(2)	(3)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$3,300	(5)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		1,200	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		5,900	(6)	(5)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		2,900	(4)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		4,900	(5)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		1,200	(1)	(1)
MYC	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	2,000	(3)	(4)

							$(58)	$(38)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850%	07/16/2018	$1,500	$(2)	$(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/16/2018	1,500	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	4,000	(47)	(19)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	1,200	(92)	(89)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.549	01/29/2019	6,460	(85)	(29)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	06/20/2019	11,250	(53)	(50)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.850	07/06/2018	1,800	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.090	07/06/2018	1,800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	04/03/2020	45,000	(700)	(730)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	2,200	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	2,200	(3)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	1,800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	1,800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	04/17/2019	8,600	(184)	(151)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	05/01/2019	22,200	(383)	(416)

							$(1,578)	$(1,530)

Total Written Options							$(1,675)	$(1,568)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	1.055%		$800	$(8)	$7	$0	$(1)
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.308		400	(16)	24	8	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.487		1,400	(3)	27	24	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.055		600	(4)	3	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061		100	(2)	2	0	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2021	1.055		700	(7)	6	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		2,100	(5)	(26)	0	(31)
CBK	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.706		1,500	9	8	17	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		700	(6)	(5)	0	(11)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683		2,000	(127)	(20)	0	(147)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337		1,500	(13)	(9)	0	(22)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		100	(1)	1	0	0
	UniCredit SpA	1.000	Quarterly	12/20/2019	2.087	EUR	300	(16)	10	0	(6)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125		$800	(12)	8	0	(4)
UAG	Park Aerospace Holdings Ltd.	5.000	Quarterly	07/01/2020	2.998		1,800	105	(34)	71	0

								$(106)	$2	$120	$(224)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$54	$127	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	40	99	0
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	2,900	273	138	411	0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	27	85	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	435	(54)	381	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	103	0	(165)

						$630	$308	$1,103	$(165)

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	2,003	3-Month USD-LIBOR plus a specified spread	Quarterly	04/24/2019	$10,431	$0	$231	$231	$0
CBK	Receive	S&P 500 Total Return Index	7,107	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	38,159	0	(232)	0	(232)
DUB	Receive	S&P 500 Total Return Index	7,472	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	40,119	0	(244)	0	(244)
	Receive	S&P 500 Total Return Index	6,749	3-Month USD-LIBOR plus a specified spread	Quarterly	12/14/2018	36,082	0	(76)	0	(76)
GST	Receive	S&P 500 Total Return Index	7,218	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	39,449	0	(877)	0	(877)
	Receive	S&P 500 Total Return Index	10,665	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	56,717	0	229	229	0
	Receive	S&P 500 Total Return Index	6,485	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	34,671	0	(74)	0	(74)
	Receive	S&P 500 Total Return Index	3,027	3-Month USD-LIBOR plus a specified spread	Quarterly	10/16/2019	15,849	0	271	271	0
MYI	Receive	S&P 500 Total Return Index	6,198	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	33,164	0	(211)	0	(211)
	Receive	S&P 500 Total Return Index	2,493	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	13,340	0	(79)	0	(79)
	Receive	S&P 500 Total Return Index	2,855	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	14,868	0	329	329	0
	Receive	S&P 500 Total Return Index	42,157	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	224,195	0	908	908	0

								$0	$175	$1,968	$(1,793)

Total Swap Agreements								$524	$485	$3,191	$(2,182)

(m)

Securities with an aggregate market value of $1,335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,531	$2,552	$10,083
Corporate Bonds & Notes
Banking & Finance	0	98,518	0	98,518
Industrials	0	145,495	0	145,495
Utilities	0	56,613	0	56,613
Municipal Bonds & Notes
California	0	4,535	0	4,535
Georgia	0	3,114	0	3,114
Nevada	0	208	0	208
New Jersey	0	514	0	514
New York	0	512	0	512
North Carolina	0	306	0	306
Ohio	0	2,564	0	2,564
West Virginia	0	95	0	95
U.S. Government Agencies	0	73,519	0	73,519
U.S. Treasury Obligations	0	255,523	0	255,523
Non-Agency Mortgage-Backed Securities	0	20,021	0	20,021
Asset-Backed Securities	0	28,410	0	28,410
Sovereign Issues	0	9,923	0	9,923
Short-Term Instruments
Commercial Paper	0	11,861	0	11,861
Repurchase Agreements	0	1,160	0	1,160
Argentina Treasury Bills	0	5,715	0	5,715
	$0	$726,137	$2,552	$728,689

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$181	$0	$0	$181

Total Investments	$181	$726,137	$2,552	$728,870

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,771)	$0	$(5,771)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	143	0	159
Over the counter	0	5,534	0	5,534
	$16	$5,677	$0	$5,693

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(10)	0	(19)
Over the counter	0	(4,708)	0	(4,708)

	$(9)	$(4,718)	$0	$(4,727)

Total Financial Derivative Instruments	$7	$959	$0	$966

Totals	$188	$721,325	$2,552	$724,065

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% due 04/30/2025		$1,666	$1,666

Total Loan Participations and Assignments (Cost $1,664)			1,666

CORPORATE BONDS & NOTES 8.4%
BANKING & FINANCE 6.2%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,500	1,436
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,343
Barclays Bank PLC
10.179% due 06/12/2021		15,500	17,895
14.000% due 06/15/2019 •(e)	GBP	1,100	1,607
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		$4,200	4,169
Citigroup, Inc.
3.200% due 10/21/2026		900	838
3.352% (US0003M + 1.023%) due 06/01/2024 ~		4,300	4,307
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,100	2,063
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	241
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		5,900	5,702
4.250% due 10/14/2021		8,000	7,882
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,400	1,632
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$1,000	1,061
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,620
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,240
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,600	1,603
3.326% (US0003M + 1.000%) due 05/18/2024 ~		800	798
3.821% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,060
6.500% due 03/23/2028 •(e)(f)		2,200	2,115
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~		1,800	1,801
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	5,888
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		4,000	4,001
3.125% due 01/23/2025		900	861
3.900% due 07/15/2025		700	698
Navient Corp.
5.500% due 01/15/2019		2,700	2,725
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		1,700	1,642
2.992% (US0003M + 0.650%) due 07/13/2022 ~		2,900	2,904
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,297
4.519% due 06/25/2024 •		1,400	1,402
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		900	828
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	720	999
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (b)		$72,042	17,857
UBS AG
7.625% due 08/17/2022 (f)		600	664
UBS Group AG
7.125% due 02/19/2020 •(e)(f)		200	206
UBS Group Funding Switzerland AG
3.293% (US0003M + 0.950%) due 08/15/2023 ~		3,900	3,907

Wells Fargo & Co.
3.000% due 04/22/2026	1,300	1,210

		131,502

INDUSTRIALS 1.1%
AbbVie, Inc.
3.200% due 11/06/2022	200	197
Allergan Finance LLC
3.250% due 10/01/2022	900	875
Allergan Sales LLC
5.000% due 12/15/2021	1,100	1,139
BAT Capital Corp.
2.764% due 08/15/2022	1,500	1,439
3.223% (US0003M + 0.880%) due 08/15/2022 ~	1,800	1,814
Charter Communications Operating LLC
4.464% due 07/23/2022	800	810
4.908% due 07/23/2025	1,600	1,618
CVS Health Corp.
3.500% due 07/20/2022	200	199
CVS Pass-Through Trust
6.943% due 01/10/2030	896	1,008
Enbridge, Inc. 3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,305
General Motors Co. 3.163% (US0003M + 0.800%) due 08/07/2020 ~	2,350	2,358
Kraft Heinz Foods Co.
3.500% due 07/15/2022	200	198
5.000% due 07/15/2035	100	99
5.200% due 07/15/2045	200	195
McDonald’s Corp. 2.759% (US0003M + 0.430%) due 10/28/2021 ~	2,400	2,411
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,240	1,221
2.400% due 09/23/2021	1,430	1,370
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	1,000	1,005
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,322

		23,583

UTILITIES 1.1%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	7,300	7,333
3.298% (US0003M + 0.950%) due 07/15/2021 ~	5,600	5,656
5.000% due 03/01/2021	700	726
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	5,700	5,712
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,588
Verizon Communications, Inc.
3.376% due 02/15/2025	1,162	1,118
3.443% (US0003M + 1.100%) due 05/15/2025 ~	1,900	1,899

		24,032

Total Corporate Bonds & Notes (Cost $178,296)		179,117

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,027
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,042
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	738
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	108

		4,915

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	521
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	755	841
7.750% due 01/01/2042	1,500	1,627

		2,989

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	40	41

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	135

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,623

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	245	245

Total Municipal Bonds & Notes (Cost $11,103)		12,948

U.S. GOVERNMENT AGENCIES 20.2%
Fannie Mae
2.310% (US0001M + 0.350%) due 09/25/2042 ~	48	48
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	100	100
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	169	170
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	433	435
2.501% (LIBOR01M + 0.410%) due 09/25/2035 ~	774	777
2.691% (LIBOR01M + 0.600%) due 01/25/2051 ~	399	402
2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	1,393	1,408
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,516	1,542
2.870% due 09/01/2027	1,700	1,623
3.028% (US0012M + 1.278%) due 10/01/2034 ~	1	1
3.150% (US0006M + 1.389%) due 09/01/2035 ~	25	26
3.293% (US0012M + 1.543%) due 07/01/2035 ~	11	11
3.326% (12MTA + 1.821%) due 11/01/2035 ~	3	4
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	12	12
3.576% (US0012M + 1.741%) due 12/01/2033 ~	3	3
3.887% (US0012M + 1.715%) due 06/01/2035 ~	20	21
3.890% due 07/01/2021	2,419	2,477
4.000% due 01/01/2025 - 04/25/2041	28,951	29,970
4.012% (H15T1Y + 2.273%) due 06/01/2034 ~	90	95
4.299% (US0012M + 2.046%) due 06/01/2035 ~	38	41
4.500% due 04/01/2020 - 02/01/2044	28,788	30,252
5.000% due 11/01/2025 - 05/01/2042	24,491	26,230
5.500% due 11/01/2021 - 09/01/2041	17,301	18,706
6.000% due 12/01/2018 - 05/01/2041	11,745	12,928
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	259,600	258,056
4.000% due 07/01/2048 - 08/01/2048	22,300	22,709
Freddie Mac
2.453% (LIBOR01M + 0.380%) due 03/15/2037 ~	1,310	1,312
2.773% (LIBOR01M + 0.700%) due 08/15/2037 ~	1,861	1,889
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	317	322
2.793% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,142	2,173
3.914% (US0012M + 1.939%) due 11/01/2034 ~	16	17
4.086% (US0012M + 1.722%) due 06/01/2035 ~	33	35
5.000% due 05/01/2023 - 01/01/2039	2,975	3,171
5.500% due 08/15/2030 - 03/01/2039	557	604
6.000% due 08/01/2027 - 04/01/2038	311	340
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	10,337	10,970
6.000% due 07/15/2037 - 08/15/2037	54	59
Small Business Administration
4.430% due 05/01/2029	368	382
5.520% due 06/01/2024	1	1

Total U.S. Government Agencies (Cost $425,866)		429,322

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Bonds
2.750% due 08/15/2047 (l)	2,400	2,289
3.000% due 02/15/2048	26,900	26,968
4.250% due 05/15/2039	12,500	15,068
4.375% due 11/15/2039	16,000	19,631
4.375% due 05/15/2040	24,200	29,752
4.500% due 08/15/2039 (l)	9,000	11,211
4.625% due 02/15/2040 (l)	9,200	11,666
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2021 (d)	8,140	8,017
0.125% due 01/15/2022 (d)(j)	27,276	26,816
0.125% due 04/15/2022 (d)	37,603	36,841
0.125% due 07/15/2022 (d)	25,168	24,756
0.250% due 01/15/2025 (d)	846	823
0.375% due 07/15/2023 (d)	34,452	34,148
0.375% due 01/15/2027 (d)	29,353	28,526
0.375% due 07/15/2027 (d)	5,531	5,382
0.625% due 01/15/2026 (d)	4,745	4,720
1.000% due 02/15/2048 (d)	21,946	22,705

1.750% due 01/15/2028 (d)(j)	5,980	6,536
2.000% due 01/15/2026 (d)(j)	3,030	3,320
2.375% due 01/15/2025 (d)	72,108	79,978
2.375% due 01/15/2027 (d)	23,854	27,136
2.500% due 01/15/2029 (d)	1,867	2,196
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)	8,400	8,183
1.375% due 10/31/2020 (j)(l)	10,200	9,923
1.750% due 12/31/2020 (j)(l)	13,800	13,521
1.875% due 08/31/2022 (j)(l)	63,800	61,714
2.000% due 11/30/2020 (l)	2,500	2,466
2.000% due 07/31/2022 (j)(l)	88,700	86,292
2.125% due 08/31/2020 (l)	1,200	1,189

Total U.S. Treasury Obligations (Cost $625,397)		611,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
2.291% due 08/25/2036 •	3,295	3,259
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •	6	7
Banc of America Funding Trust
3.909% due 05/25/2035 ~	7	7
3.929% due 06/25/2034 ~	12	12
Banc of America Mortgage Trust
3.932% due 07/25/2035 ^~	833	784
4.436% due 05/25/2033 ~	24	24
Bear Stearns Adjustable Rate Mortgage Trust
3.692% due 11/25/2034 ~	54	53
3.977% due 11/25/2034 ~	11	11
4.394% due 12/25/2035 ~	25	26
Bear Stearns ALT-A Trust
2.531% due 04/25/2035 •	1,045	1,047
3.693% due 10/25/2035 ~	2,855	2,876
3.791% due 09/25/2035 ~	1,122	925
Chase Mortgage Finance Trust
3.480% due 12/25/2035 ^~	740	717
3.576% due 09/25/2036 ^~	554	526
6.000% due 12/25/2036	305	255
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •	8	8
4.490% due 05/25/2035 •	16	16
Countrywide Alternative Loan Trust
2.261% due 11/25/2036 •	3,691	3,535
2.281% due 09/25/2046 ^•	2,788	2,559
2.371% due 02/25/2037 •	260	236
5.500% due 07/25/2035 ^	9	8
6.000% due 05/25/2037 ^	2,986	2,246
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% due 02/20/2036 ^•	11	10
3.519% due 11/25/2034 ~	632	631
3.585% due 02/20/2035 ~	45	45
Deutsche ALT-A Securities, Inc.
2.421% due 02/25/2036 •	6,401	5,878
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,654	6,976
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	26	26
3.678% due 09/25/2035 ~	24	24
3.718% due 11/25/2035 ^~	1,126	1,053
6.000% due 02/25/2036 ^	9,671	7,736
6.000% due 07/25/2037 ^	2,537	2,327
HarborView Mortgage Loan Trust
2.255% due 12/19/2036 ^•	403	369
2.325% due 12/19/2036 ^•	5,051	4,714
2.525% due 05/19/2035 •	18	17
2.565% due 06/19/2035 •	2,868	2,829
3.422% due 06/19/2036 ^~	1,955	1,404
Impac Secured Assets Trust
2.261% due 01/25/2037 •	3,160	3,041
IndyMac Mortgage Loan Trust
2.271% due 02/25/2037 •	2,850	2,742
3.905% due 06/25/2036 ~	4,982	4,760
JPMorgan Alternative Loan Trust
2.251% due 09/25/2036 •	4,662	4,606
3.735% due 05/25/2036 ^~	2,778	2,260
JPMorgan Mortgage Trust
3.544% due 10/25/2036 ~	282	249
3.653% due 10/25/2036 ^~	1,875	1,715
3.977% due 02/25/2035 ~	5	5
4.162% due 07/25/2035 ~	385	388
5.750% due 01/25/2036 ^	52	43
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,363	2,357
MASTR Adjustable Rate Mortgages Trust
3.150% due 07/25/2035 ^~	527	469

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	72	70
2.553% due 06/15/2030 •	1	1
Merrill Lynch Alternative Note Asset Trust
2.391% due 03/25/2037 •	2,115	943
Merrill Lynch Mortgage Investors Trust
2.301% due 02/25/2036 •	49	47
2.341% due 11/25/2035 •	33	31
3.624% due 05/25/2033 ~	42	42
3.842% due 09/25/2035 ^~	1,399	1,352
Morgan Stanley Re-REMIC Trust
3.743% due 09/26/2036 ~	7,085	6,988
Mortgage Equity Conversion Asset Trust
2.840% due 05/25/2042 «•	3,656	3,291
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	88	68
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,056	991
Residential Accredit Loans, Inc. Trust
2.241% due 02/25/2037 •	2,589	2,446
2.261% due 01/25/2037 •	4,472	4,065
2.271% due 07/25/2036 •	6,356	4,276
2.276% due 08/25/2036 •	4,799	4,418
2.281% due 07/25/2036 •	4,504	4,184
2.281% due 09/25/2036 •	7,857	7,394
Structured Adjustable Rate Mortgage Loan Trust
2.391% due 10/25/2035 •	58	57
2.958% due 01/25/2035 •	39	37
3.756% due 02/25/2034 ~	35	35
3.783% due 08/25/2034 ~	51	51
Structured Asset Mortgage Investments Trust
2.371% due 02/25/2036 ^•	24	23
Thornburg Mortgage Securities Trust
4.020% due 06/25/2047 ^•	2,486	2,268
WaMu Mortgage Pass-Through Certificates Trust
2.395% due 10/25/2046 •	197	192
2.758% due 11/25/2042 •	8	8
3.389% due 02/25/2037 ^~	748	728
Wells Fargo Mortgage-Backed Securities Trust
3.706% due 12/25/2036 ~	1,464	1,376
3.755% due 01/25/2035 ~	28	29
3.822% due 03/25/2036 ~	40	41
3.913% due 07/25/2036 ^~	680	689
6.000% due 04/25/2037 ^	2,494	2,519

Total Non-Agency Mortgage-Backed Securities (Cost $113,535)		124,471

ASSET-BACKED SECURITIES 11.4%
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •	1,362	1,360
2.577% due 09/25/2035 •	6,000	5,953
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	15	8
Allegro CLO Ltd.
3.579% due 01/30/2026 •	1,700	1,700
Apidos CLO
3.482% due 07/22/2026 •	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •	2,000	2,003
Bear Stearns Asset-Backed Securities Trust
2.251% due 08/25/2036 •	2,927	3,430
2.331% due 06/25/2047 •	7,000	6,862
Citigroup Mortgage Loan Trust
2.251% due 12/25/2036 •	1,667	1,103
2.271% due 01/25/2037 •	11,094	8,011
2.291% due 05/25/2037 •	6,675	4,902
Citigroup Mortgage Loan Trust, Inc.
2.991% due 09/25/2035 ^•	3,600	3,405
Countrywide Asset-Backed Certificates
2.231% due 04/25/2047 •	2,656	2,584
2.241% due 05/25/2037 •	3,184	3,152
2.271% due 06/25/2047 •	1,404	1,394
2.361% due 03/25/2036 •	3,193	2,961
Fieldstone Mortgage Investment Trust
2.281% due 05/25/2036 •	3,453	2,678
First Franklin Mortgage Loan Trust
2.231% due 09/25/2036 •	3,516	3,487
2.251% due 04/25/2036 •	302	288
2.826% (due 09/25/2035 •	272	274
Fremont Home Loan Trust
2.251% due 08/25/2036 •	22,541	10,752
3.141% due 11/25/2034 •	13,312	13,288
GSAMP Trust
2.141% due 12/25/2046 •	3,935	2,515
2.241% due 12/25/2046 •	13,453	8,701
2.321% due 01/25/2037 •	5,716	4,864

Halcyon Loan Advisors Funding Ltd.
3.462% (due 10/22/2025 •		1,100	1,100
HSI Asset Securitization Corp. Trust
2.251% due 05/25/2037 •		2,448	2,414
Long Beach Mortgage Loan Trust
2.241% due 05/25/2036 •		1,499	1,017
2.311% due 02/25/2036 •		8,958	8,727
2.361% due 05/25/2046 •		7,873	3,498
2.651% due 10/25/2034 •		9	9
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •		558	562
MASTR Asset-Backed Securities Trust
2.141% due 01/25/2037 •		28,352	11,610
2.301% due 05/25/2037 •		9,031	8,614
2.671% due 12/25/2035 •		2,783	2,790
Merrill Lynch Mortgage Investors Trust
2.341% due 07/25/2037 •		4,362	1,955
Morgan Stanley ABS Capital, Inc. Trust
2.181% due 01/25/2037 •		3,769	2,249
2.221% due 02/25/2037 •		9,777	6,557
2.226% due 11/25/2036 •		12,556	9,086
2.251% due 09/25/2036 •		15,352	9,400
2.301% due 01/25/2037		5,432	3,283
2.341% due 04/25/2036 •		6,863	6,452
3.991% due 02/25/2047 •		3,821	3,419
Morgan Stanley Home Equity Loan Trust
2.191% due 12/25/2036 •		5,720	3,516
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		1,800	1,802
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		1,410	1,412
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		741	741
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		1,300	1,305
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •		3,632	2,388
Popular ABS Mortgage Pass-Through Trust
2.421% due 07/25/2036 •		8,800	8,144
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,348	4,278
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •		3,178	2,907
Securitized Asset-Backed Receivables LLC Trust
2.171% due 08/25/2036 •		2,568	1,124
2.331% due 07/25/2036 •		2,558	1,480
3.051% due 01/25/2036 ^•		8,321	6,356
SG Mortgage Securities Trust
2.231% due 10/25/2036 •		4,362	3,829
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		303	309
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	1,914	2,235
Soundview Home Loan Trust
2.991% due 10/25/2037 •		$9,505	8,110
Structured Asset Investment Loan Trust
2.401% due 01/25/2036 •		2,828	2,634
Structured Asset Securities Corp. Mortgage Loan Trust
2.226% due 07/25/2036 •		2,409	2,353
2.261% due 12/25/2036•		1,208	1,184
2.411% due 05/25/2037 •		2,148	2,137
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		1,579	1,580
VOLT LLC
3.375% due 05/28/2047		2,445	2,447
Wells Fargo Home Equity Asset-Backed Securities Trust
2.976% due 11/25/2035 •		1,000	1,006

Total Asset-Backed Securities (Cost $218,868)			242,995

SOVEREIGN ISSUES 3.1%
Argentina Government International Bond
2.500% due 12/31/2038		7,850	4,481
5.875% due 01/11/2028		3,800	3,099
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,239	197
40.000% (ARPP7DRR) due 06/21/2020 ~		100,343	3,614
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	2,895
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	25,449	6,688
6.000% due 05/15/2055 (d)		19,552	5,116
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	17,936
Israel Government International Bond
4.125% due 01/17/2048		800	758

Province of Ontario
1.650% due 09/27/2019		2,000	1,976
4.000% due 10/07/2019		300	305
Qatar Government International Bond
5.250% due 01/20/2020		11,420	11,774
Saudi Government International Bond
4.000% due 04/17/2025		2,000	1,993
4.500% due 04/17/2030		2,000	2,002
5.000% due 04/17/2049		2,000	1,950

Total Sovereign Issues (Cost $72,968)			64,784

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)(g)		1,100	1,268

Total Preferred Securities (Cost $1,133)			1,268

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
1.940% due 09/04/2018		$8,000	7,996
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		9,500	9,510

			17,506

REPURCHASE AGREEMENTS (h) 0.9%			20,003

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
0.000% due 07/18/2018	ARS	4,680	159
25.500% due 08/15/2018		910	30
25.600% due 07/18/2018		2,202	75
25.650% due 08/15/2018		2,470	81
25.800% due 08/15/2018		3,610	118

			463

ARGENTINA TREASURY BILLS 0.1%
11.488% due 11/16/2018 (b)(c)		$2,200	2,163
11.488% due 09/19/2018 (b)(c)	ARS	1,766	56

			2,219

GREECE TREASURY BILLS 0.6%
1.001% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	9,900	11,513

Total Short-Term Instruments (Cost $52,368)			51,704

Total Investments in Securities (Cost $1,701,198)			1,720,048

	SHARES
INVESTMENTS IN AFFILIATES 37.2%
SHORT-TERM INSTRUMENTS 37.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.2%
PIMCO Short Asset Portfolio		32,988,811	330,086
PIMCO Short-Term Floating NAV Portfolio III		46,525,355	459,950

Total Short-Term Instruments (Cost $790,030)			790,036

Total Investments in Affiliates (Cost $790,030)			790,036

Total Investments 118.2% (Cost $2,491,228)			$2,510,084
Financial Derivative Instruments (i)(k) (5.2)% (Cost or Premiums, net $44,057)			(109,483)
Other Assets and Liabilities, net (13.0)%			(277,906)

Net Assets 100.0%			$2,122,695

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$1,133	$1,268	0.06%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$403	U.S. Treasury Notes 1.875% due 01/31/2022	$(412)	$403	$403
JPS	1.870	06/29/2018	07/02/2018	19,600	U.S. Treasury Notes 0.750% due 10/31/2018	(20,003)	19,600	19,603

Total Repurchase Agreements						$(20,415)	$20,003	$20,006

(1)	Includes accrued interest.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.500	08/24/2018	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	132.000	08/24/2018	209	209	2	0

					$2	$0

Total Purchased Options					$2	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	5,346		$1,301,216	$(1,278)	$0	$0
90-Day Eurodollar March Futures	03/2019	3,918		952,466	(1,128)	0	0
90-Day Eurodollar September Futures	09/2020	1,043		252,993	(156)	0	(39)
Euro-Bobl September Futures	09/2018	404	EUR	62,357	296	28	(19)
Euro-Bund 10-Year Bond September Futures	09/2018	841		159,644	1,330	246	0
U.S. Treasury 5-Year Note September Futures	09/2018	2,272		$258,138	(910)	0	(53)
United Kingdom Long Gilt September Futures	09/2018	56	GBP	9,095	124	0	(21)

					$(1,722)	$274	$(132)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,346		$(1,296,873)	$1,072	$133	$0
90-Day Eurodollar March Futures	03/2020	3,918		(950,311)	735	147	0
90-Day Eurodollar September Futures	09/2021	1,043		(253,019)	0	26	0
Australia Government 10-Year Bond September Futures	09/2018	412	AUD	(39,442)	(533)	47	(31)
E-mini S&P 500 Index September Futures	09/2018	2,577		$(350,678)	5,480	0	(295)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	482	EUR	(86,987)	(762)	0	(383)
U.S. Treasury 2-Year Note September Futures	09/2018	419		$(88,756)	32	13	0
U.S. Treasury 10-Year Note September Futures	09/2018	245		(29,446)	(19)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	462		(73,718)	(2,549)	29	0

					$3,456	$395	$(709)

Total Futures Contracts					$1,734	$669	$(841)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.001%	$2,800	$483	$(11)	$472	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2021	0.704	8,800	1,358	(91)	1,267	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2022	0.865	350	58	(3)	55	0	0

						$1,899	$(105)	$1,794	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$9,100	$548	$(2)	$546	$4	$0

Interest Rate Swaps

											Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value		Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	36,060	$(452)	$222	$(230)		$0	$(10)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		18,840	(238)	115	(123)		0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		26,200	(334)	161	(173)		0	(8)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$282,200	1,211	(241)	970		13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		264,200	3,928	(426)	3,502		22	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(26)	30	4		0	0
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		542,500	(262)	(247)	(509)		7	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		542,500	183	79	262		109	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		89,900	3,363	346	3,709		51	0
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(1,327)	11	(1,316)		0	(94)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		43,600	3,391	5	3,396		33	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		245,700	13,800	334	14,134		162	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	103	(5)	98		2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	6,450	14	6,464		56	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,800	1,846	(18)	1,828		15	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	148	4	152		4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		100,900	6,196	(185)	6,011		84	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		45,300	173	(44)	129		50	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,450	2,813	(432)	2,381		68	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,700	0	227	227		4	0
Receive	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,500	412	(33)	379		5	0
Receive	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		3,300	507	(32)	475		5	0
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	616	(52)	564		8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,600	502	(45)	457		7	0
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,000	95	(129)	(34)		23	0
Receive (5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		14,300	111	(155)	(44)		27	0
Pay (5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	81,500	(755)	1,170	415		111	0
Pay (5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		38,500	177	532	709		53	0
Receive (5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		209,300	348	(1,342)	(994)		0	(421)
Receive (5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		101,300	(111)	(641)	(752)		0	(205)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		44,400	(234)	473	239		177	0
Pay (5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		200,100	36	655	691		396	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		19,200	334	(387)	(53)		0	(184)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	532,000	(456)	1,118	662		0	(48)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(359)	(90)	(449)		0	(1)
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		532,000	2,422	(1,430)	992		6	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(1,706)	(225)	(1,931	)2		0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		34,700	695	(475)	220		50	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	(146)	(45)	(191)		0	(3)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		32,300	(657)	(197)	(854)		0	(11)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,600	(347)	82	(265)		0	(6)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	56,350,000	1,620	161	1,781		19	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		22,410,000	(477)	(297)	(774)		0	(46)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,360,000	(142)	(41)	(183)		1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		1,590,000	1,542	(337)	1,205		0	(10)
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(5)	14	9		0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,700	10	(54)	(44)		0	(4)

							$44,998	$(1,852)	$43,146		$1,570	$(1,056)

Total Swap Agreements							$47,445	$(1,959)	$45,486		$1,574	$(1,057)

(j)	Securities with an aggregate market value of $55,546 and cash of $3,302 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	1,400	$	1,702	$52	$0
BOA	07/2018	ARS	95,998		3,311	0	(8)
	07/2018	$	3,740	ARS	95,998	0	(421)
	07/2018		10,829	AUD	14,670	27	0
	08/2018	ARS	3,610	$	168	48	0
	08/2018	AUD	14,670		10,830	0	(27)
	08/2018	EUR	1,158		1,373	16	0
	08/2018	$	1,747	EUR	1,504	15	0
	08/2018		21,420	RUB	1,355,619	48	0
	08/2018		12,667	ZAR	173,950	0	(44)
	09/2018	ARS	1,766	$	80	24	0
	09/2018	SGD	53,403		40,216	956	0
BPS	07/2018	ARS	99,141		3,612	184	0
	07/2018	JPY	93,037		857	16	0
	07/2018	$	7,000	ARS	198,283	8	(186)
	08/2018	ARS	2,470	$	115	33	0
	08/2018	$	2,254	EUR	1,924	0	0
	12/2018	JPY	1,960,000	$	17,862	0	(65)
CBK	07/2018	CAD	27,636		21,143	122	0
	07/2018	GBP	21,190		28,074	109	0
	07/2018	$	20	ARS	511	0	(2)
	08/2018	NOK	83,635	$	10,294	7	0
	12/2018	JPY	3,330,000		30,377	0	(80)
	12/2018	$	47,934	JPY	5,290,000	450	0
	03/2019	EUR	3,600	$	4,582	291	0
DUB	07/2018	ARS	6,194		217	4	0
	07/2018	$	113	ARS	3,143	0	(4)
FBF	07/2018	AUD	13,520	$	10,103	98	0
	10/2018	EUR	2,400		2,990	167	0
GLM	07/2018	AUD	443		327	0	0
	07/2018	GBP	2,835		3,781	39	0
	07/2018	$	10,320	CAD	13,739	130	0
	07/2018		2,077	GBP	1,543	0	(41)
	07/2018		8,391	RUB	524,211	0	(55)
	08/2018	EUR	30,436	$	36,467	812	0
	08/2018	$	3,814	EUR	3,251	5	(11)
	08/2018		27,286	TRY	125,994	0	(416)
	09/2018		20,740	CNH	132,594	0	(809)
HUS	07/2018	ARS	3,157	$	149	42	0
	07/2018	RUB	90,190		1,450	15	0
	07/2018	$	17	ARS	444	0	(2)
	07/2018		10,445	CAD	13,897	126	0
	08/2018	ARS	53,134	$	2,005	258	0
	08/2018	CAD	13,897		10,451	0	(126)
	08/2018	RUB	116,328		1,861	19	0
	09/2018	$	724	CNY	4,649	0	(26)
	01/2021	BRL	3,570	$	550	0	(269)
IND	07/2018	TRY	23,877		5,210	51	0
JPM	07/2018	AUD	707		532	9	0
	07/2018	TRY	51,575		11,186	44	0
	07/2018	$	13,685	RUB	853,670	0	(111)
	08/2018	EUR	1,186	$	1,408	18	0
	08/2018	$	3,199	EUR	2,715	11	(29)
	08/2018		8	MXN	153	0	0
	08/2018		10,331	NOK	83,650	0	(43)
	08/2018		7,531	ZAR	104,035	18	0
	03/2019	EUR	14,527	$	17,338	36	0
MSB	07/2018	BRL	46,258		12,588	653	0
	07/2018	$	12,277	BRL	46,258	0	(341)
	08/2018	BRL	46,258	$	12,242	349	0
	11/2018	EUR	2,500		3,045	98	0
NGF	07/2018	ARS	1,629		57	2	0
SCX	08/2018	EUR	1,136		1,341	11	0
	08/2018	$	17,877	EUR	15,227	0	(40)
	08/2018		9,804	SEK	85,130	0	(269)
	09/2018	KRW	55,558,919	$	51,688	1,682	0
TOR	07/2018	$	847	JPY	93,037	0	(7)
	08/2018	JPY	93,037	$	849	7	0
UAG	07/2018	$	29,727	GBP	22,482	0	(56)
	08/2018	GBP	22,482	$	29,769	58	0
	09/2018	HKD	3,946		504	0	0

Total Forward Foreign Currency Contracts						$7,168	$(3,488)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	3,360	$48	$34
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$3,383	39	0

							$87	$34

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	16,600	$437	$119
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$22,800	1,160	557
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	114
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$561,500	810	55
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		277,000	291	91
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	1,112
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	156
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$961,600	3,481	3,687
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		132,100	749	3
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		160,000	883	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	450
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		49,600	1,994	1,782

								$13,740	$8,128

Total Purchased Options								$13,827	$8,162

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$20,944	$(358)	$(348)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	14,500	(465)	(486)
	Call - OTC USD versus TRY		4.900	11/14/2018		$17,100	(471)	(630)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,880	(49)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$20,944	(285)	(283)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,900	(42)	(2)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		20,944	(227)	(11)

							$(1,897)	$(1,760)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$113,900	$(1,185)	$(1,860)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(3,709)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	55,400	(291)	(84)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	961,600	(4,520)	(4,853)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	360,100	(1,995)	(1,978)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(1,260)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(6)

							$(12,038)	$(13,750)

Options on Equity Repurchase Agreeements

Counterparty	Description	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FOB	Call – Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2) «	04/30/2019	$ 61,400	$(60)	$(61)

Total Written Options				$(14,477)	$(15,571)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$14,861	$(3,068)	$1,904	$0	$(1,164)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(150)	185	0

						$(2,733)	$1,754	$185	$(1,164)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(7)	$294	$287	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	32,453	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	$161,113	$0	$(11,482)	$0	$(11,482)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	460,353	0	(32,770)	0	(32,770)
CBK	Pay	S&P 500 Total Return Index	60,271	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	299,231	0	(21,301)	0	(21,301)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	460,352	0	(32,770)	0	(32,770)
DUB	Pay	S&P 500 Total Return Index	36,100	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	187,469	0	(4,896)	0	(4,896)
FAR	Pay	S&P 500 Total Return Index	15,348	3-Month USD-LIBOR plus a specified spread	Quarterly	01/29/2019	79,490	0	(2,188)	0	(2,188)
								$0	$(105,407)	$0	$(105,407)

Total Swap Agreements								$(2,740)	$(103,359)	$472	$(106,571)

(l)

Securities with an aggregate market value of $111,750 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,666	$0	$1,666
Corporate Bonds & Notes
Banking & Finance	0	131,502	0	131,502
Industrials	0	23,583	0	23,583
Utilities	0	24,032	0	24,032
Municipal Bonds & Notes
California	0	4,915	0	4,915
Illinois	0	2,989	0	2,989
Iowa	0	41	0	41
Tennessee	0	135	0	135
Washington	0	4,623	0	4,623
West Virginia	0	245	0	245
U.S. Government Agencies	0	429,322	0	429,322
U.S. Treasury Obligations	0	611,773	0	611,773
Non-Agency Mortgage-Backed Securities	0	121,180	3,291	124,471
Asset-Backed Securities	0	242,995	0	242,995
Sovereign Issues	0	64,784	0	64,784
Preferred Securities
Banking & Finance	0	1,268	0	1,268
Short-Term Instruments
Certificates of Deposit	0	17,506	0	17,506
Repurchase Agreements	0	20,003	0	20,003
Short-Term Notes	0	463	0	463
Argentina Treasury Bills	0	2,219	0	2,219
Greece Treasury Bills	0	11,513	0	11,513
	$0	$1,716,757	$3,291	$1,720,048

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$790,036	$0	$0	$790,036

Total Investments	$790,036	$1,716,757	$3,291	$2,510,084

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	669	1,574	0	2,243
Over the counter	0	15,802	0	15,802
	$669	$17,376	$0	$18,045

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(841)	(1,057)	0	(1,898)
Over the counter	0	(125,569)	(61)	(125,630)

	$(841)	$(126,626)	$(61)	$(127,528)

Total Financial Derivative Instruments	$(172)	$(109,250)	$(61)	$(109,483)

Totals	$789,864	$1,607,507	$3,230	$2,400,601

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.1% (¤)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
4.100% due 04/30/2025		$882	$882

Total Loan Participations and Assignments (Cost $881)			882

CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 3.6%
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		1,100	1,053
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,720
Bank of Ireland
7.375% due 06/18/2020 •(e)(f)	EUR	400	502
Barclays Bank PLC
10.179% due 06/12/2021		$2,400	2,771
14.000% due 06/15/2019 •(e)	GBP	700	1,023
Barclays PLC
3.710% (US0003M + 1.380%) due 05/16/2024 ~		$3,200	3,176
7.000% due 09/15/2019 •(e)(f)	GBP	300	405
8.000% due 12/15/2020 •(e)(f)	EUR	200	259
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,700	1,709
Citigroup, Inc.
3.352% (US0003M + 1.023%) due 06/01/2024 ~		3,200	3,205
4.044% due 06/01/2024 •		1,500	1,510
Cooperatieve Rabobank UA
6.625% due 06/29/2021 •(e)(f)	EUR	1,600	2,105
Credit Suisse Group AG
3.566% (US0003M + 1.240%) due 06/12/2024 ~		$2,000	2,000
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	578
3.800% due 09/15/2022		700	697
3.800% due 06/09/2023		250	247
Danske Bank A/S
3.386% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,302
Deutsche Bank AG
3.549% (US0003M + 1.230%) due 02/27/2023 ~		4,000	3,866
4.250% due 10/14/2021		3,300	3,251
Discover Bank
3.450% due 07/27/2026		1,700	1,580
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,166
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		$200	199
Goldman Sachs Group, Inc.
3.513% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,316
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		1,400	1,402
3.326% (US0003M + 1.000%) due 05/18/2024 ~		600	599
3.400% due 03/08/2021		500	500
3.821% (US0003M + 1.500%) due 01/05/2022 ~		800	824
4.300% due 03/08/2026		300	301
6.500% due 03/23/2028 •(e)(f)		1,500	1,442
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~		800	801
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,201
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,200
7.000% due 06/27/2019 •(e)(f)	GBP	600	809
7.875% due 06/27/2029 •(e)(f)		900	1,382
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	585
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		800	773
2.992% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,402
Royal Bank of Scotland Group PLC
3.885% (US0003M + 1.550%) due 06/25/2024 ~		1,900	1,898
4.519% due 06/25/2024 •		1,100	1,102
4.892% due 05/18/2029 •		1,700	1,695
7.500% due 08/10/2020 •(e)(f)		500	511
8.625% due 08/15/2021 •(e)(f)		200	213

Stichting AK Rabobank Certificaten
6.500% (e)	EUR	360	499
UBS AG
7.625% due 08/17/2022 (f)		$300	332
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		400	396
3.293% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,402
4.125% due 09/24/2025		400	397
Wells Fargo & Co.
3.500% due 03/08/2022		38	38

			60,344

INDUSTRIALS 1.2%
AbbVie, Inc.
3.200% due 11/06/2022		100	98
Allergan Sales LLC
4.875% due 02/15/2021		186	192
BAT Capital Corp.
2.764% due 08/15/2022		600	576
3.223% (US0003M + 0.880%) due 08/15/2022 ~		1,000	1,008
Campbell Soup Co.
2.971% (US0003M + 0.630%) due 03/15/2021 ~		300	299
3.300% due 03/15/2021		500	498
3.650% due 03/15/2023		2,100	2,063
Charter Communications Operating LLC
4.464% due 07/23/2022		300	304
4.908% due 07/23/2025		700	708
CVS Health Corp.
3.500% due 07/20/2022		100	99
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		4,100	4,099
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~		800	803
INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,100	3,448
Kraft Heinz Foods Co.
3.500% due 07/15/2022		$100	99
5.000% due 07/15/2035		100	99
5.200% due 07/15/2045		100	98
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,808
President & Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,526
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		500	493
2.400% due 09/23/2021		570	546
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,600	1,525

			20,389

UTILITIES 1.6%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		3,400	3,416
3.298% (US0003M + 0.950%) due 07/15/2021 ~		4,400	4,444
BellSouth Corp.
4.333% due 04/26/2021		5,300	5,356
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		3,000	3,003
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		2,000	2,000
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		4,000	4,008
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		2,200	2,202
Verizon Communications, Inc.
3.376% due 02/15/2025		421	405
3.443% (US0003M + 1.100%) due 05/15/2025 ~		1,400	1,400

			26,234

Total Corporate Bonds & Notes (Cost $107,439)			106,967

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	147
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	3,929

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	413

		4,489

COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,122	4,602

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	445
7.750% due 01/01/2042	700	759

		1,204

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,184

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	770

Total Municipal Bonds & Notes (Cost $10,871)		12,249

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
2.310% due 08/01/2022	100	97
2.441% (LIBOR01M + 0.350%) due 07/25/2037 ~	18	18
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	30	30
2.491% (LIBOR01M + 0.400%) due 09/25/2035 ~	110	110
4.000% due 07/01/2018 - 03/01/2026	540	554
4.498% due 07/01/2019	252	255
5.000% due 04/01/2035	116	124
5.500% due 09/01/2023	5	5
6.000% due 05/01/2019 - 05/01/2041	1,267	1,394
7.500% due 04/01/2024 - 11/01/2037	161	182
Fannie Mae, TBA
3.500% due 07/01/2048 - 08/01/2048	176,400	175,368
4.000% due 08/01/2048	14,600	14,863
Freddie Mac
2.000% (LIBOR01M + 0.040%) due 12/25/2036 ~	3	3
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	36	37
6.000% due 04/01/2040	6	6
Ginnie Mae
2.332% due 08/20/2047 ~	1,865	1,864
6.000% due 12/15/2038	66	73
Small Business Administration
5.290% due 12/01/2027	29	30
5.720% due 01/01/2029	639	679
6.020% due 08/01/2028	498	529

Total U.S. Government Agencies (Cost $195,212)		196,221

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Bonds
2.750% due 08/15/2047	400	381
3.000% due 02/15/2048	16,200	16,241
4.250% due 05/15/2039	7,500	9,041
4.375% due 11/15/2039	8,500	10,429
4.375% due 05/15/2040	12,100	14,876
4.500% due 08/15/2039	9,250	11,523
4.625% due 02/15/2040	4,500	5,706
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	5,814	5,726
0.125% due 01/15/2022	12,287	12,080
0.125% due 04/15/2022	25,859	25,334
0.125% due 07/15/2022	43,689	42,974
0.125% due 01/15/2023	7,815	7,642
0.125% due 07/15/2024	26,907	26,163
0.250% due 01/15/2025	17,137	16,673
0.375% due 07/15/2023	19,271	19,102
0.375% due 01/15/2027	16,180	15,725
0.375% due 07/15/2027	4,404	4,286
0.625% due 01/15/2026	2,109	2,098
1.000% due 02/15/2048	13,919	14,401
1.750% due 01/15/2028	9,568	10,458
2.375% due 01/15/2025	3,988	4,423
2.375% due 01/15/2027	124	141
2.500% due 01/15/2029	4,901	5,763
3.625% due 04/15/2028	155	197

U.S. Treasury Notes
1.375% due 09/30/2020 (i)	20,800	20,262
1.375% due 10/31/2020 (i)(k)	11,300	10,993
1.500% due 08/15/2026	16,700	15,078
1.750% due 12/31/2020	34,300	33,607
1.875% due 07/31/2022	15,300	14,810
2.000% due 11/30/2020 (i)(k)	6,100	6,017
2.000% due 07/31/2022 (i)(k)	8,000	7,783
2.000% due 11/30/2022 (i)	13,100	12,714
2.000% due 08/15/2025 (i)(k)	5,800	5,494
2.000% due 11/15/2026	9,600	8,995
2.125% due 08/31/2020 (i)	17,100	16,946
2.125% due 05/15/2025	19,700	18,852
2.250% due 08/15/2027	100	95
2.375% due 08/15/2024	21,350	20,842
2.750% due 02/15/2024	10,500	10,486

Total U.S. Treasury Obligations (Cost $495,192)		484,357

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
5.477% due 11/25/2037 ^~	7,125	6,185
American Home Mortgage Assets Trust
2.478% due 11/25/2046 •	8,147	4,534
BCAP LLC Trust
6.000% due 03/26/2037 ~	8,896	7,565
Bear Stearns ALT-A Trust
3.500% due 11/25/2035 ^~	5,430	4,490
4.254% due 11/25/2035 ^~	268	252
ChaseFlex Trust
2.391% due 07/25/2037 •	5,312	4,949
Citigroup Mortgage Loan Trust
2.161% due 01/25/2037 •	5	5
3.710% due 03/25/2036 ^•	299	288
Citigroup Mortgage Loan Trust, Inc.
3.593% due 08/25/2035 ~	125	126
CitiMortgage Alternative Loan Trust
2.691% due 04/25/2037 •	2,385	1,965
Countrywide Alternative Loan Trust
2.211% due 12/25/2046 •	6,193	5,940
2.251% due 02/25/2047 •	23	23
2.251% due 09/25/2047 •	3,550	3,453
2.291% due 06/25/2037 •	72	70
2.558% due 02/25/2036 •	8	8
6.000% due 08/25/2035	2,091	1,621
6.000% due 06/25/2047	2,999	2,577
Countrywide Home Loan Mortgage Pass-Through Trust
3.519% due 11/25/2034 ~	7	7
3.585% due 02/20/2035 ~	4	5
5.500% due 11/25/2035 ^	50	45
Credit Suisse Mortgage Capital Certificates
3.451% due 02/27/2037 ~	868	879
Deutsche ALT-A Securities, Inc.
2.271% due 06/25/2037 ^•	288	280
2.421% due 08/25/2037 •	4,827	4,002
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	7	7
HarborView Mortgage Loan Trust
2.255% due 12/19/2036 ^•	636	583
2.275% due 01/19/2038 •	490	483
JPMorgan Mortgage Trust
3.675% due 08/25/2034 ~	73	72
3.692% due 07/25/2035 ~	5,221	5,372
3.977% due 02/25/2035 ~	2	2
4.162% due 07/25/2035 ~	48	48
5.750% due 01/25/2036 ^	17	14
JPMorgan Resecuritization Trust
0.000% due 06/26/2037 •	7,055	6,863
Lehman Mortgage Trust
2.741% due 11/25/2036 •	2,026	1,490
Lehman XS Trust
2.316% due 08/25/2046 •	2,823	2,658
Merrill Lynch Mortgage Investors Trust
3.842% due 09/25/2035 ^~	137	132
Morgan Stanley Mortgage Loan Trust
2.711% due 11/25/2035 •	2,385	2,404
MortgageIT Securities Corp. Mortgage Loan Trust
2.321% due 06/25/2047 •	1,685	1,605
Residential Accredit Loans, Inc. Trust
2.276% due 08/25/2036 •	780	718
2.291% due 05/25/2047 •	8,934	8,741

Structured Adjustable Rate Mortgage Loan Trust
3.815% due 04/25/2035 ~	207	203
Structured Asset Mortgage Investments Trust
2.211% due 08/25/2036 •	10,370	9,507
2.321% due 02/25/2036 •	1,725	1,656
Structured Asset Securities Corp.
2.441% due 04/25/2035 •	2,219	2,100
UBS Commercial Mortgage Trust
3.504% due 12/15/2050	3,395	3,374
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 01/25/2047 •	25	25
2.328% due 05/25/2047 •	4,293	4,099
2.395% due 09/25/2046 •	46	46
2.395% due 10/25/2046 •	44	43
2.789% due 01/25/2037 ^~	370	348
3.315% due 08/25/2036 ^~	157	149
3.413% due 12/25/2035 ~	2,759	2,788
3.540% due 06/25/2037 ^~	1,406	1,350
Wells Fargo Mortgage-Backed Securities Trust
3.706% due 12/25/2036 ~	269	252
3.822% due 03/25/2036 ^~	237	235
4.120% due 07/25/2036 ^~	726	713

Total Non-Agency Mortgage-Backed Securities (Cost $100,534)		107,349

ASSET-BACKED SECURITIES 9.9%
Allegro CLO Ltd.
3.579% due 01/30/2026 •	1,100	1,100
Apidos CLO
3.482% due 07/22/2026 •	900	900
Asset-Backed Funding Certificates Trust
2.221% due 01/25/2037 •	2,740	2,039
Asset-Backed Securities Corp. Home Equity Loan Trust
3.051% due 07/25/2035 •	300	300
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032 ×	2,893	2,886
Bear Stearns Asset-Backed Securities Trust
2.201% due 02/25/2037 •	1,312	1,357
2.241% due 07/25/2036 •	2,015	1,995
2.251% due 08/25/2036 •	830	973
2.291% due 12/25/2036 •	284	284
2.650% due 02/25/2036 •	1,776	1,734
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	2,490	2,517
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •	22	17
2.251% due 12/25/2036 •	3,395	2,246
Citigroup Mortgage Loan Trust, Inc.
2.391% due 10/25/2036 •	2,000	1,946
Countrywide Asset-Backed Certificates
2.231% due 06/25/2037 •	1,220	1,160
2.231% due 06/25/2047 ^•	1,342	1,242
2.341% due 06/25/2047 •	1,200	1,114
2.351% due 12/25/2036 •	4,100	3,945
2.361% due 03/25/2036 •	1,817	1,685
2.371% due 09/25/2036 •	5,582	5,575
2.391% due 07/25/2036 •	3,797	3,795
2.691% due 11/25/2033 •	904	888
3.441% due 04/25/2034 •	204	205
4.746% due 10/25/2046 ^~	5,353	5,229
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,206	2,226
Credit-Based Asset Servicing & Securitization LLC
2.211% due 07/25/2037 •	9	6
Fieldstone Mortgage Investment Trust
2.826% due 12/25/2035 •	10,750	10,367
First Franklin Mortgage Loan Trust
2.886% due 09/25/2035 •	2,768	2,781
Fremont Home Loan Trust
2.191% due 08/25/2036 •	105	50
2.261% due 02/25/2036 •	1,324	1,245
GSAA Home Equity Trust
2.291% (US0001M + 0.200%) due 03/25/2037 •	5,920	3,023
3.617% due 03/25/2036 ~	6,519	5,408
GSAMP Trust
2.241% due 08/25/2036 •	771	745
2.321% due 01/25/2037 •	2,700	2,297
3.411% due 12/25/2034 ^•	1,628	1,209
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	800	800
Home Equity Loan Trust
2.431% due 04/25/2037 •	5,300	4,408

Home Equity Mortgage Loan Asset-Backed Trust
3.156% due 08/25/2035 •		2,000	1,853
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.141% due 11/25/2034 •		361	359
MASTR Specialized Loan Trust
2.351% due 06/25/2046 •		3,979	3,767
Merrill Lynch Mortgage Investors Trust
2.201% due 08/25/2037 •		8,105	5,469
Monarch Grove CLO
3.240% due 01/25/2028 •		4,300	4,302
Morgan Stanley ABS Capital, Inc. Trust
2.141% due 07/25/2036 •		4	2
2.251% due 09/25/2036 •		3,182	1,948
2.306% due 03/25/2037 •		17,961	9,494
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^×		4,861	2,691
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •		1,200	1,201
MP CLO Ltd.
3.195% due 04/18/2027 •		4,000	3,997
Navient Private Education Loan Trust
2.473% due 12/16/2058 •		833	834
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •		494	494
OHA Loan Funding Ltd.
3.712% due 01/23/2027 •		900	903
Option One Mortgage Loan Trust
2.311% due 04/25/2037 •		3,458	2,741
2.311% due 05/25/2037 •		1,994	1,439
2.401% due 04/25/2037 •		396	255
People’s Choice Home Loan Securities Trust
2.611% due 12/25/2035 •		615	602
Popular ABS Mortgage Pass-Through Trust
2.421% due 07/25/2036 •		3,700	3,424
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 ×		3,784	2,203
Residential Asset Securities Corp. Trust
2.341% due 04/25/2037 •		10,800	10,654
2.491% due 02/25/2036 •		580	574
Securitized Asset-Backed Receivables LLC Trust
2.331% due 07/25/2036 •		1,279	740
2.341% due 05/25/2036 •		1,543	1,018
2.671% due 11/25/2035 •		1,565	1,557
SG Mortgage Securities Trust
2.271% due 02/25/2036 •		5,366	3,609
SLM Private Education Loan Trust
5.323% due 05/16/2044 •		89	91
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	191	224
Soundview Home Loan Trust
2.151% due 11/25/2036 •		$8	4
2.241% due 03/25/2037 •		696	677
2.261% due 07/25/2037 •		2,166	1,892
2.341% due 10/25/2036 •		3,900	3,715
2.931% due 08/25/2035 •		2,200	2,065
Specialty Underwriting & Residential Finance Trust
2.391% due 12/25/2036 •		2,121	2,070
Structured Asset Securities Corp. Mortgage Loan Trust
2.321% due 05/25/2047 •		2,300	2,196
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		755	756
VOLT LLC
3.125% due 09/25/2047 ×		2,239	2,226
3.250% due 06/25/2047 ×		2,074	2,067
3.375% due 05/28/2047 ×		1,187	1,188
3.500% due 03/25/2047 ×		1,465	1,463

Total Asset-Backed Securities (Cost $158,210)			166,461

SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
2.500% due 12/31/2038 ×		5,450	3,111
5.875% due 01/11/2028		2,600	2,121
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,928	92
40.000% (ARPP7DRR) due 06/21/2020 ~		47,754	1,720
Brazil Government International Bond
5.625% due 02/21/2047		$1,700	1,448
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (d)	BRL	12,414	3,262
6.000% due 05/15/2055 (d)		9,311	2,436

Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,027
Israel Government International Bond
4.125% due 01/17/2048		600	569
Province of Ontario
1.650% due 09/27/2019		300	296
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,546
Saudi Government International Bond
4.000% due 04/17/2025		1,400	1,395
4.500% due 04/17/2030		1,400	1,401
5.000% due 04/17/2049		1,400	1,365

Total Sovereign Issues (Cost $27,136)			22,789

SHORT-TERM INSTRUMENTS 8.6%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		4,000	3,998
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		7,100	7,107

			11,105

COMMERCIAL PAPER 1.1%
AT&T, Inc.
2.674% due 09/06/2018		6,600	6,568
Energy Transfer Partners
2.999% due 07/16/2018		5,000	4,994
Mondelez International, Inc.
2.475% due 08/15/2018		6,900	6,878

			18,440

REPURCHASE AGREEMENTS (g) 6.2%			103,012

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
25.500% due 08/15/2018 (c)	ARS	630	21
25.600% due 07/18/2018 (c)		1,511	51
25.650% due 08/15/2018 (c)		1,690	56
25.800% due 08/15/2018 (c)		2,480	81
40.700% due 07/18/2018 (c)		3,200	108

			317

ARGENTINA TREASURY BILLS 0.1%
2.974% due 11/16/2018 (b)(c)		$1,200	1,180
25.800% due 09/19/2018 (b)(c)	ARS	1,217	39

			1,219

GREECE TREASURY BILLS 0.5%
1.001% due 10/05/2018 - 03/15/2019 (a)(b)	EUR	6,800	7,906

Total Short-Term Instruments (Cost $142,451)			141,999

Total Investments in Securities (Cost $1,237,926)			1,239,274

		SHARES
INVESTMENTS IN AFFILIATES 37.8%
SHORT-TERM INSTRUMENTS 37.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.8%
PIMCO Short Asset Portfolio		19,203,579	192,151
PIMCO Short-Term Floating NAV Portfolio III		44,623,884	441,152

Total Short-Term Instruments (Cost $633,291)			633,303

Total Investments in Affiliates (Cost $633,291)			633,303

Total Investments 111.9% (Cost $1,871,217)			$1,872,577
Financial Derivative Instruments (h)(j) 8.8% (Cost or Premiums, net $4,581)			147,361
Other Assets and Liabilities, net (20.7)%			(345,839)

Net Assets 100.0%			$1,674,099

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

«	Security valued using significant unobservable inputs (Level 3).

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.150%	06/29/2018	07/02/2018	$12,800	U.S. Treasury Notes 2.500% due 08/15/2023	$(13,173)	$12,800	$12,802
JPS	1.930	06/28/2018	07/03/2018	1,612	U.S. Treasury Notes 2.875% due 05/15/2028	(1,609)	1,612	1,612
SAL	2.220	06/29/2018	07/02/2018	88,600	U.S. Treasury Notes 2.625% due 11/15/2020	(90,465)	88,600	88,617

Total Repurchase Agreements						$(105,247)	$103,012	$103,031

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
U.S. Treasury Obligations (0.1)%
U.S. Treasury Notes	2.875%	05/15/2028	$1,600	$(1,604)	$(1,609)

Total Short Sales (0.1)%				$(1,604)	$(1,609)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $6 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(1,423) at a weighted average interest rate of 1.535%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,223		$784,478	$(3,200)	$0	$0
90-Day Eurodollar March Futures	03/2019	2,707		658,072	(2,541)	0	0
90-Day Eurodollar September Futures	09/2020	682		165,428	(230)	0	(25)
E-mini Russell 2000 Index September Futures	09/2018	3,310		272,661	(4,909)	6	(505)
Euro-Bobl September Futures	09/2018	142	EUR	21,917	100	10	(7)
Euro-Bund 10-Year Bond September Futures	09/2018	424		80,486	712	124	0
U.S. Treasury 2-Year Note September Futures	09/2018	574		$121,589	125	0	(18)
U.S. Treasury 5-Year Note September Futures	09/2018	551		62,603	103	0	(13)

					$(9,840)	$140	$(568)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,223		$(781,860)	$4,161	$81	$0
90-Day Eurodollar March Futures	03/2020	2,707		(656,583)	2,704	101	0
90-Day Eurodollar September Futures	09/2021	682		(165,445)	75	17	0
Australia Government 10-Year Bond September Futures	09/2018	312	AUD	(29,869)	(403)	35	(24)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	241	EUR	(43,494)	(389)	0	(191)
U.S. Treasury 10-Year Note September Futures	09/2018	15		$(1,803)	(17)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	189		(30,157)	(1,099)	12	0
United Kingdom Long Gilt September Futures	09/2018	118	GBP	(19,164)	(255)	44	0

					$4,777	$290	$(215)

Total Futures Contracts					$(5,063)	$430	$(783)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	1.191%	EUR	2,400	$(7)	$3	$(4)	$0	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$3,600	$218	$(2)	$216	$2	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	8,200	90	44	134	4	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	2,200	41	(3)	38	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	4,100	71	(8)	63	2	0

					$420	$31	$451	$9	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	17,170	$23	$(133)	$(110)	$0	$(5)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,270	0	(60)	(60)	0	(3)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,500	0	(82)	(82)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		$301,900	(4,397)	5,435	1,038	12	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		129,600	1,311	407	1,718	11	0
Receive (5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	118	2	0	0
Pay (5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		348,500	57	(384)	(327)	5	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		2,300	20	(125)	(105)	0	0
Receive (5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		348,500	(12)	180	168	70	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		25,100	902	(1,953)	(1,051)	0	(15)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	(530)	(629)	0	(45)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		96,200	5,334	225	5,559	68	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	114	54	1	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	398	352	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		38,010	(128)	3,494	3,366	30	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		5,300	297	316	613	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		38,000	(617)	1,968	1,351	29	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		75,500	4,296	202	4,498	63	0
Receive (5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		22,200	0	63	63	24	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		18,600	(3,016)	3,877	861	25	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		9,285	(971)	1,864	893	12	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		9,800	(446)	1,827	1,381	13	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,500	(154)	669	515	5	0
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,400	0	118	118	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		31,600	3,508	(370)	3,138	51	0
Receive (5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,700	0	(13)	(13)	9	0
Receive (5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		8,200	0	(25)	(25)	16	0
Pay (5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	53,200	20	251	271	72	0
Pay (5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		25,100	(20)	482	462	34	0
Receive (5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		136,600	(56)	(593)	(649)	0	(275)
Receive (5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		66,100	20	(511)	(491)	0	(134)
Pay (5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		21,300	0	115	115	85	0
Pay (5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		130,500	37	414	451	258	0
Receive (5)	6-Month EUR-EURIBOR	1.500	Annual	12/19/2048		8,200	192	(215)	(23)	0	(78)
Pay (5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	300,700	654	(280)	374	0	(27)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,800	(219)	100	(119)	0	0
Receive (5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		300,700	21	540	561	3	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	549	(704)	1	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		10,400	239	(173)	66	15	0
Receive (5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(93)	(92)	0	(1)
Receive (5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(407)	(407)	0	(5)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,400	(166)	29	(137)	0	(1)
Pay (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2022	JPY	40,170,000	1,155	115	1,270	13	0
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2025		15,980,000	(340)	(212)	(552)	0	(33)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,980,000	(179)	(52)	(231)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		840,000	322	314	636	0	(5)
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	88	77	4	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	9	6	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	(36)	(29)	0	(3)

							$6,107	$18,034	$24,141	$951	$(634)

Total Swap Agreements							$6,520	$18,068	$24,588	$960	$(636)

(i)	Securities with an aggregate market value of $30,712 and cash of $4,105 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2018	EUR	1,000	$	1,216	$37	$0
BOA	07/2018	BRL	21,601		5,602	29	0
	07/2018	$	8,537	AUD	11,564	21	0
	07/2018		5,713	BRL	21,601	0	(140)
	07/2018		4,379	RUB	273,906	0	(24)
	08/2018	ARS	2,480	$	115	33	0
	08/2018	AUD	11,564		8,537	0	(21)
	08/2018	BRL	21,601		5,697	143	0
	08/2018	$	2,006	EUR	1,714	8	(7)
	08/2018		3,356	RUB	212,133	3	0
	08/2018		8,028	ZAR	110,250	0	(28)
	09/2018	ARS	1,217	$	55	16	0
	09/2018	SGD	30,611		23,052	548	0
BPS	07/2018	ARS	47,408		1,727	88	0
	07/2018	JPY	58,200		536	10	0
	07/2018	$	3,347	ARS	94,815	4	(89)
	08/2018	ARS	1,690	$	78	23	0
	08/2018	$	976	EUR	833	0	0
	12/2018	JPY	970,000	$	8,840	0	(32)
CBK	07/2018	CAD	22,983		17,568	88	(2)
	07/2018	GBP	19,210		25,453	101	0
	07/2018	$	13	ARS	351	0	(2)
	08/2018	NOK	64,245	$	7,907	6	0
	08/2018	$	13,695	RUB	852,017	0	(203)
	08/2018		19,204	TRY	87,254	0	(596)
	12/2018	JPY	1,630,000	$	14,869	0	(39)
	12/2018	$	23,559	JPY	2,600,000	221	0
	03/2019	EUR	2,700	$	3,437	218	0
DUB	07/2018	ARS	49,493		1,709	3	(4)
	07/2018	$	1,700	ARS	47,408	0	(61)
FBF	07/2018	AUD	10,816	$	8,082	78	0
	10/2018	EUR	1,300		1,619	90	0
GLM	07/2018	AUD	334		247	0	0
	07/2018	GBP	939		1,252	13	0
	07/2018	$	7,933	CAD	10,561	100	0
	07/2018		1,194	GBP	887	0	(24)
	07/2018		13,073	RUB	815,392	0	(107)
	08/2018	EUR	21,401	$	25,550	481	(2)
	08/2018	$	1,067	EUR	913	3	0
	09/2018	KRW	7,359,475	$	6,712	88	0
HUS	07/2018	ARS	2,166		102	29	0
	07/2018	RUB	64,315		1,034	11	0
	07/2018	$	12	ARS	304	0	(1)
	07/2018		9,336	CAD	12,422	113	0
	08/2018	ARS	630	$	29	8	0
	08/2018	CAD	12,422		9,342	0	(112)
	08/2018	RUB	69,614		1,114	11	0
	01/2021	BRL	1,520		234	0	(114)
IND	07/2018	TRY	18,025		3,933	39	0
JPM	07/2018	AUD	414		312	5	0
	07/2018	TRY	40,079		8,693	34	0
	08/2018	$	865	EUR	747	10	0
	08/2018		7,942	NOK	64,305	0	(33)
	08/2018		4,789	ZAR	66,150	11	0
	09/2018	SGD	11,307	$	8,389	77	0
	03/2019	EUR	9,874		11,785	25	0
MSB	11/2018		1,800		2,192	70	0
NGF	07/2018	ARS	1,114		39	1	0
	09/2018	$	14,119	CNH	90,149	0	(568)
SCX	07/2018	BRL	21,601	$	5,915	341	0
	07/2018	$	5,602	BRL	21,601	0	(29)
	08/2018	EUR	2,144	$	2,537	25	0
	08/2018	$	7,291	EUR	6,210	0	(16)
	08/2018		7,387	SEK	64,145	0	(202)
	09/2018	KRW	36,104,662	$	33,589	1,093	0
SOG	09/2018	$	2,877	CNY	18,589	0	(86)
TOR	07/2018		530	JPY	58,200	0	(4)
	08/2018	JPY	58,200	$	531	4	0
UAG	07/2018	$	25,469	GBP	19,262	0	(48)
	08/2018	GBP	19,262	$	25,505	50	0
	08/2018	$	15	MXN	287	0	0
	09/2018	HKD	1,233	$	157	0	0

Total Forward Foreign Currency Contracts						$4,410	$(2,594)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus RUB	RUB	73.412	07/12/2018	EUR	2,395	$34	$24
HUS	Put - OTC USD versus RUB		59.150	07/12/2018		$2,412	28	0

							$62	$24

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	6,700	$176	$48
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$9,900	504	242
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	47
FBF	Call - OTC 2-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		$341,200	492	34
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		201,000	211	66
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	481
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	65
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	06/22/2020		$779,400	2,822	2,988
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		60,900	346	1
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		83,000	458	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	171
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		34,400	1,383	1,236

								$8,036	$5,380

Total Purchased Options								$8,098	$5,404

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	20.000	07/25/2018		$14,981	$(256)	$(249)
CBK	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,300	(266)	(278)
	Call - OTC USD versus TRY		4.900	11/14/2018		$9,800	(270)	(361)
GLM	Call - OTC EUR versus RUB	RUB	82.554	07/12/2018	EUR	2,053	(35)	0
	Call - OTC USD versus MXN	MXN	20.250	08/02/2018		$14,981	(204)	(203)
HUS	Call - OTC USD versus RUB	RUB	66.450	07/12/2018		2,067	(30)	(1)
MSB	Put - OTC USD versus MXN	MXN	18.200	07/25/2018		14,981	(162)	(8)

							$(1,223)	$(1,100)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$49,400	$(514)	$(807)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	98,600	(1,050)	(1,610)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	40,200	(211)	(61)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.019	06/21/2021	779,400	(3,663)	(3,934)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	249,500	(1,382)	(1,370)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	31,500	(334)	(478)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	13,100	(346)	(3)

							$(7,500)	$(8,263)

Options on Equity Repurchase Agreements

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
FOB	Call - OTC Repurchase Agreement on Russell 3000 Equity Securities/ETFs (2) «		04/30/2019	45,800	(45)	(45)

Total Written Options					$(8,772)	$(9,408)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$600	$80	$(36)	$44	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	6,461	(1,342)	836	0	(506)

						$(1,262)	$800	$44	$(506)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$148	$145	$0

Total Return Swaps on Equity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$312,174	$0	$8,070	$8,070	$0
BPS	Receive	Russell 2000 Index	1	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2018	351,022	0	69,066	69,066	0
	Receive	Russell 2000 Index	14,890	3-Month USD-LIBOR less a specified spread	Quarterly	12/07/2018	118,902	0	1,876	1,876	0
DUB	Receive	Russell 2000 Index	14,890	3-Month USD-LIBOR less a specified spread	Quarterly	12/14/2018	118,902	0	1,875	1,875	0
FBF	Receive	Russell 2000 Index	1	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2018	351,071	0	69,008	69,008	0

								$0	$149,895	$149,895	$0

Total Swap Agreements								$(1,265)	$150,843	$150,084	$(506)

(k)

Securities with an aggregate market value of $4,059 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	Option can be exercised at any time prior to the expiration date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$882	$0	$882
Corporate Bonds & Notes
Banking & Finance	0	60,344	0	60,344
Industrials	0	20,389	0	20,389
Utilities	0	26,234	0	26,234
Municipal Bonds & Notes
California	0	4,489	0	4,489
Colorado	0	4,602	0	4,602
Illinois	0	1,204	0	1,204
New York	0	1,184	0	1,184
Washington	0	770	0	770
U.S. Government Agencies	0	196,221	0	196,221
U.S. Treasury Obligations	0	484,357	0	484,357
Non-Agency Mortgage-Backed Securities	0	107,349	0	107,349
Asset-Backed Securities	0	166,461	0	166,461
Sovereign Issues	0	22,789	0	22,789
Short-Term Instruments
Certificates of Deposit	0	11,105	0	11,105
Commercial Paper	0	18,440	0	18,440
Repurchase Agreements	0	103,012	0	103,012
Short-Term Notes	0	317	0	317
Argentina Treasury Bills	0	1,219	0	1,219
Greece Treasury Bills	0	7,906	0	7,906
	$0	$1,239,274	$0	$1,239,274

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$633,303	$0	$0	$633,303

Total Investments	$633,303	$1,239,274	$0	$1,872,577

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,609)	$0	$(1,609)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	430	960	0	1,390
Over the counter	0	159,898	0	159,898
	$430	$160,858	$0	$161,288

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(783)	(636)	0	(1,419)
Over the counter	0	(12,463)	(45)	(12,508)

	$(783)	$(13,099)	$(45)	$(13,927)

Total Financial Derivative Instruments	$(353)	$147,759	$(45)	$147,361

Totals	$632,950	$1,385,424	$(45)	$2,018,329

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Strategic Bond Fund

June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020	$200	$199

Total Loan Participations and Assignments (Cost $200)		199

CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.1%
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~	100	61
Credit Suisse Group Funding Guernsey Ltd.
4.550% due 04/17/2026	250	250
Navient Corp.
6.625% due 07/26/2021	100	103
Rio Oil Finance Trust
8.200% due 04/06/2028	250	254
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •	200	184
Wand Merger Corp.
9.125% due 07/15/2026 (a)	250	250
Wells Fargo & Co.
3.000% due 04/22/2026	300	279

		1,381

INDUSTRIALS 0.3%
Charter Communications Operating LLC
4.500% due 02/01/2024 (a)	300	300
EMC Corp.
2.650% due 06/01/2020	100	97

		397

UTILITIES 0.4%
Petrobras Global Finance BV
5.299% due 01/27/2025	450	416

Total Corporate Bonds & Notes (Cost $2,200)		2,194

MUNICIPAL BONDS & NOTES 77.9%
ALABAMA 0.3%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	400	427

ARIZONA 1.8%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,274

CALIFORNIA 3.4%
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (e)	1,000	1,052
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019	125	129
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,552
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,047
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	450

		4,230

COLORADO 3.9%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	3,500	3,666

Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,000	1,117

		4,783

FLORIDA 3.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,648
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	1,500	1,629

		4,277

ILLINOIS 4.7%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	1,500	1,598
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	102
Illinois Finance Authority Revenue Bonds, Series 2007
1.510% due 08/15/2042	2,500	2,500
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2027	1,250	1,333
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	200	213

		5,746

INDIANA 2.6%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	508
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	2,500	2,696

		3,204

IOWA 1.3%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,616

KANSAS 0.3%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	352

MICHIGAN 4.4%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,111
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,278

		5,389

MINNESOTA 1.0%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,273

NEBRASKA 0.3%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	406

NEW HAMPSHIRE 2.0%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005
1.570% due 07/01/2035	2,500	2,500

NEW JERSEY 2.4%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009
1.480% due 07/01/2043	1,200	1,200
New Jersey Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	1,000	1,118
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	582

		2,900

NEW MEXICO 1.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
1.550% due 08/01/2034	2,000	2,000

NEW YORK 17.4%
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	517

New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,255
New York City, New York General Obligation Bonds, Series 2006
1.530% due 01/01/2036	1,250	1,250
New York City, New York General Obligation Bonds, Series 2008
1.580% due 08/01/2024	5,000	5,000
New York City, New York General Obligation Bonds, Series 2013
1.530% due 08/01/2038	8,000	8,000
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
1.530% due 06/15/2050	2,500	2,500
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	1,000	1,020

		21,542

NORTH CAROLINA 2.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
1.580% due 01/15/2037	2,200	2,200
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	722

		2,922

OHIO 13.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,611
6.500% due 06/01/2047	3,850	3,949
Montgomery County, Ohio Revenue Bonds, Series 2016
1.600% due 11/15/2045	5,650	5,650
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
1.480% due 01/01/2039	4,900	4,900
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	102

		17,212

OKLAHOMA 1.3%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,599

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	100	41

TENNESSEE 0.9%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,146

TEXAS 2.7%
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.550% due 09/01/2031	2,000	2,000
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2035	400	464
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	258
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	515
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	125

		3,362

UTAH 3.2%
Murray, Utah Revenue Bonds, Series 2005
1.550% due 05/15/2037	3,945	3,945

WASHINGTON 0.6%
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	255
5.250% due 01/01/2039	500	509

		764

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,100	68

WISCONSIN 1.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,288

Total Municipal Bonds & Notes (Cost $92,299)		96,266

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~		18	18
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~		21	21
Fannie Mae, TBA
3.000% due 08/01/2048		900	871
3.500% due 07/01/2048 - 08/01/2048		13,600	13,530

Total U.S. Government Agencies (Cost $14,331)			14,440

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
2.750% due 08/15/2047 (l)		1,100	1,049
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025		635	618
0.375% due 07/15/2027		819	797
0.500% due 01/15/2028		1,320	1,292
0.625% due 01/15/2026		738	734
1.375% due 02/15/2044 (l)		215	240
1.750% due 01/15/2028		718	784
2.375% due 01/15/2025		798	885
U.S. Treasury Notes
1.250% due 07/31/2023 (l)		1,950	1,812
1.375% due 06/30/2023 (j)(l)		400	375
1.750% due 06/30/2022 (l)		400	386
1.875% due 12/15/2020 (h)		2,500	2,458
2.000% due 04/30/2024		2,700	2,586

Total U.S. Treasury Obligations (Cost $14,343)			14,016

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Funding Trust
4.043% due 06/20/2032 ~		39	40
Bear Stearns Adjustable Rate Mortgage Trust
3.616% due 03/25/2035 ~		43	42
3.832% due 02/25/2034 ~		61	63
Bear Stearns ALT-A Trust
3.835% due 05/25/2036 ^~		1,093	818
Countrywide Home Loan Mortgage Pass-Through Trust
3.679% due 08/25/2034 ^~		17	16
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~		13	13
EMF-NL Prime BV
0.471% due 04/17/2041 •	EUR	66	73
GSR Mortgage Loan Trust
3.641% due 06/25/2034 ~		$30	29
5.750% due 01/25/2037		25	23
HarborView Mortgage Loan Trust
3.764% due 06/19/2036 ^~		225	159
MASTR Adjustable Rate Mortgages Trust
3.745% due 05/25/2034 ~		117	119
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.933% due 08/15/2032 •		182	176
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		226	153
Structured Asset Mortgage Investments Trust
2.335% due 07/19/2035 •		47	46
WaMu Mortgage Pass-Through Certificates Trust
2.958% due 08/25/2042 •		26	25
3.246% due 03/25/2037 ^~		914	852
Wells Fargo Mortgage-Backed Securities Trust
3.755% due 01/25/2035 ~		75	77

Total Non-Agency Mortgage-Backed Securities (Cost $2,632)			2,724

ASSET-BACKED SECURITIES 4.2%
Bayview Financial Acquisition Trust
6.096% due 12/28/2036 ×		500	486
Citigroup Mortgage Loan Trust
2.231% due 08/25/2036 •		18	18
Credit-Based Asset Servicing & Securitization LLC
3.741% due 12/25/2035 ×		35	35
IXIS Real Estate Capital Trust
2.321% due 01/25/2037 •		135	73
Residential Asset Securities Corp. Trust
2.271% due 04/25/2036 •		75	75
2.351% due 07/25/2036 •		1,502	1,185
2.491% due 02/25/2036 •		1,570	1,553

Sierra Madre Funding Ltd.
2.425% due 09/07/2039 •		1,926	1,724

Total Asset-Backed Securities (Cost $3,686)			5,149

SOVEREIGN ISSUES 0.7%
Argentina Government International Bond
40.000% (ARPP7DRR) due 06/21/2020 ~	ARS	845	31
Qatar Government International Bond
5.103% due 04/23/2048		$400	400
Saudi Government International Bond
4.500% due 04/17/2030		500	500

Total Sovereign Issues (Cost $945)			931

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (g) 1.3%			1,560

U.S. TREASURY BILLS 0.3%
1.878% due 08/02/2018 (c)(d)(l)		369	368

Total Short-Term Instruments (Cost $1,928)			1,928

Total Investments in Securities (Cost $132,564)			137,847

Total Investments 111.6% (Cost $132,564)			$137,847
Financial Derivative Instruments (i)(k) (1.6)% (Cost or Premiums, net $(3,382))			(1,922)
Other Assets and Liabilities, net (10.0)%			(12,424)

Net Assets 100.0%			$123,501

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Security becomes interest bearing at a future date.

(f)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,560	U.S. Treasury Notes 1.875% due 01/31/2022	$(1,594)	$1,560	$1,560

Total Repurchase Agreements						$(1,594)	$1,560	$1,560

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.170%	06/25/2018	07/26/2018	$(590)	$(590)

Total Reverse Repurchase Agreements					$(590)

(h)	Securities with an aggregate market value of $590 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(52) at a weighted average interest rate of 2.020%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$118.000	07/27/2018	16	$16	$(4)	$(1)
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	119.500	07/27/2018	18	18	(8)	(3)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	121.500	07/27/2018	18	18	(7)	(2)

					$(19)	$(6)

Total Written Options					$(19)	$(6)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro currency September Futures	09/2018	120		$17,605	$(171)	$169	$0
U.S. Treasury 10-Year Note September Futures	09/2018	64		7,692	41	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	20		3,191	62	0	(1)

					$(68)	$169	$(1)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	162		$(39,344)	$317	$0	$0
Euro-BTP Italy Government Bond September Futures	09/2018	30	EUR	(4,458)	19	0	(53)
U.S. Treasury 5-Year Note September Futures	09/2018	118		$(13,407)	(64)	3	0
U.S. Treasury 30-Year Bond September Futures	09/2018	13		(1,885)	(60)	0	(1)

					$212	$3	$(54)

Total Futures Contracts					$144	$172	$(55)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.055%	$900	$87	$(34)	$53	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (5)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	1,600	$(43)	$13	$(30)	$0	$(1)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(27)	12	(15)	0	0

						$(70)	$25	$(45)	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	31,900	$(1)	$(72)	$(73)	$2	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$300	(1)	4	3	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		4,400	96	163	259	3	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,500	16	115	131	2	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		800	(4)	38	34	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,700	168	166	334	4	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		600	(9)	33	24	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,000	103	22	125	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(122)	231	109	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		1,100	80	75	155	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	5	20	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		2,100	231	(22)	209	3	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	4,600	(17)	64	47	0	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		950	19	(26)	(7)	0	(9)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	5,100	(5)	(46)	(51)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(5)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		50,000	4	(5)	(1)	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		370,000	(3)	(33)	(36)	0	(1)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	14,400	(9)	(24)	(33)	5	0

							$552	$683	$1,235	$30	$(10)

Total Swap Agreements							$569	$674	$1,243	$30	$(12)

(j)	Securities with an aggregate market value of $26 and cash of $2,236 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	ARS	700	$	24	$0	$0
	07/2018	$	27	ARS	700	0	(3)
	09/2018	SGD	987	$	744	18	0
BPS	07/2018	ARS	23,567		858	44	0
	07/2018	EUR	17,300		20,066	0	(137)
	07/2018	JPY	60,200		554	11	0
	07/2018	$	1,684	ARS	47,133	0	(63)
	09/2018		80	EGP	1,468	0	0
CBK	07/2018		175	RUB	11,039	1	0
	08/2018		456	TRY	2,020	0	(25)
DUB	07/2018	ARS	5,038	$	174	0	0
	07/2018	BRL	1,178		306	2	0
	07/2018	$	181	ARS	5,038	0	(6)
	07/2018		322	BRL	1,178	0	(17)
GLM	07/2018	BRL	3,033	$	780	5	(8)
	07/2018	GBP	54		72	1	0
	07/2018	$	787	BRL	3,032	0	(4)
	07/2018		303	EUR	259	0	(1)
	01/2021		69	BRL	300	0	0
HUS	07/2018	RUB	11,039	$	175	0	(1)
	08/2018	$	1,260	RUB	78,879	0	(11)
	10/2018		80	EGP	1,473	0	0
	01/2021	BRL	300	$	46	0	(23)
JPM	07/2018	AUD	521		392	7	0
	07/2018	BRL	1,154		309	11	0
	07/2018	CAD	578		446	6	0
	07/2018	$	299	BRL	1,154	0	(2)
MSB	07/2018	BRL	3,012	$	781	4	0
	07/2018	$	799	BRL	3,012	0	(22)
	08/2018	BRL	3,012	$	797	23	0
	10/2018	$	107	EGP	1,973	0	(1)
NGF	09/2018	TWD	21,822	$	737	17	0
SCX	07/2018	$	206	EGP	3,933	12	0
SSB	07/2018		19,837	EUR	17,041	63	0
	08/2018	EUR	17,041	$	19,881	0	(62)
TOR	07/2018	$	548	JPY	60,200	0	(4)
	08/2018	JPY	60,200	$	549	4	0
UAG	08/2018	$	44	MXN	858	0	(1)
	09/2018		89	INR	6,118	0	(1)

Total Forward Foreign Currency Contracts						$229	$(392)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/04/2018	$6,200	$13	$1
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,000	207	98
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	12,100	69	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	1,800	86	49

							$375	$148

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor (1)	1.625%	3-Month USD-LIBOR	08/15/2019	$26,600	$170	$0

Total Purchased Options						$545	$148

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173%	12/04/2018	$1,300	$(13)	$(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,600	(209)	(320)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	9,100	(96)	(138)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	2,600	(69)	(1)

							$(387)	$(460)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor (1)	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$(170)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$98.195	07/05/2018	$2,300	$(5)	$0

Total Written Options					$(562)	$(460)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.061%	$900	$17	$(22)	$0	$(5)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.061	300	5	(7)	0	(2)

							$22	$(29)	$0	$(7)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	1.236%	$200	$0	$(2)	$0	$(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	200	0	(3)	0	(3)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.418	500	(8)	(1)	0	(9)
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.198	1,500	27	(12)	15	0
BPS	Slovenia Government International Bond	1.000	Quarterly	06/20/2019	0.220	1,400	(28)	39	11	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158	150	12	(7)	5	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	200	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.969	200	(8)	8	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298	800	5	(2)	3	0
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	4.623	300	31	(26)	5	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	300	(10)	(12)	0	(22)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.125	100	(1)	0	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	4.158	150	12	(8)	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	200	(6)	8	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	300	(19)	(3)	0	(22)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.884	100	(5)	5	0	0

							$(4)	$(8)	$47	$(59)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$66	$34	$(31)	$3	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	198	102	(93)	9	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	329	169	(153)	16	0

						$305	$(277)	$28	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$20,159	$(4,192)	$2,613	$0	$(1,579)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	19	0	(2)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	9	0	(2)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	12	0	(2)

						$(4,238)	$2,653	$0	$(1,585)

Total Swap Agreements						$(3,915)	$2,339	$75	$(1,651)

(l)

Securities with an aggregate market value of $2,149 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$199	$0	$199
Corporate Bonds & Notes
Banking & Finance	0	1,381	0	1,381
Industrials	0	397	0	397
Utilities	0	416	0	416
Municipal Bonds & Notes
Alabama	0	427	0	427
Arizona	0	2,274	0	2,274
California	0	4,230	0	4,230
Colorado	0	4,783	0	4,783
Florida	0	4,277	0	4,277
Illinois	0	5,746	0	5,746
Indiana	0	3,204	0	3,204
Iowa	0	1,616	0	1,616
Kansas	0	352	0	352
Michigan	0	5,389	0	5,389
Minnesota	0	1,273	0	1,273
Nebraska	0	406	0	406
New Hampshire	0	2,500	0	2,500
New Jersey	0	2,900	0	2,900
New Mexico	0	2,000	0	2,000
New York	0	21,542	0	21,542
North Carolina	0	2,922	0	2,922
Ohio	0	17,212	0	17,212
Oklahoma	0	1,599	0	1,599
Puerto Rico	0	41	0	41
Tennessee	0	1,146	0	1,146
Texas	0	3,362	0	3,362
Utah	0	3,945	0	3,945
Washington	0	764	0	764
West Virginia	0	68	0	68
Wisconsin	0	2,288	0	2,288
U.S. Government Agencies	0	14,440	0	14,440
U.S. Treasury Obligations	0	14,016	0	14,016
Non-Agency Mortgage-Backed Securities	0	2,724	0	2,724
Asset-Backed Securities	0	5,149	0	5,149
Sovereign Issues	0	931	0	931
Short-Term Instruments
Repurchase Agreements	0	1,560	0	1,560
U.S. Treasury Bills	0	368	0	368

Total Investments	$0	$137,847	$0	$137,847

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	172	30	0	202
Over the counter	0	452	0	452
	$172	$482	$0	$654

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(18)	0	(73)
Over the counter	0	(2,503)	0	(2,503)

	$(55)	$(2,521)	$0	$(2,576)

Total Financial Derivative Instruments	$117	$(2,039)	$0	$(1,922)

Totals	$117	$135,808	$0	$135,925

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return ESG Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.5% ¤
CORPORATE BONDS & NOTES 58.6%
BANKING & FINANCE 38.5%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	2,600	$3,085
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$3,200	3,265
4.625% due 07/01/2022		2,500	2,551
Alexandria Real Estate Equities, Inc.
4.000% due 01/15/2024		8,100	8,151
American Express Co.
3.375% due 05/17/2021		5,300	5,304
American Tower Corp.
2.800% due 06/01/2020		2,200	2,182
3.400% due 02/15/2019		2,627	2,635
5.000% due 02/15/2024		3,000	3,114
5.050% due 09/01/2020		3,500	3,624
5.900% due 11/01/2021		800	856
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		685	683
Asian Development Bank
1.875% due 08/10/2022		5,200	5,004
Australia & New Zealand Banking Group Ltd.
0.625% due 02/21/2023	EUR	3,200	3,750
3.300% due 05/17/2021		$2,700	2,702
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		5,038	5,002
4.350% due 04/20/2028		7,000	6,702
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(e)(f)	EUR	200	239
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)		1,100	385
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$14,300	14,064
2.500% due 02/28/2020		5,000	4,981
Bank of America Corp.
2.151% due 11/09/2020		7,900	7,724
3.499% due 05/17/2022 •		10,600	10,598
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	9,057
3.250% due 02/12/2027	GBP	2,100	2,711
BNP Paribas S.A.
3.500% due 03/01/2023		$800	780
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,974
Capital One Financial Corp.
4.250% due 04/30/2025		2,600	2,594
Citigroup, Inc.
2.900% due 12/08/2021		2,600	2,549
3.142% due 01/24/2023 •		2,500	2,451
Compass Bank
3.057% (US0003M + 0.730%) due 06/11/2021 ~		3,200	3,200
3.500% due 06/11/2021		3,200	3,199
Cooperatieve Rabobank UA
2.792% (US0003M + 0.430%) due 04/26/2021 ~		3,000	3,003
3.125% due 04/26/2021		6,800	6,776
6.875% due 03/19/2020 (f)	EUR	3,550	4,602
Credit Agricole S.A.
3.379% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,590
3.750% due 04/24/2023		10,300	10,099
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,900	1,830
3.800% due 09/15/2022		2,700	2,690
4.645% (US0003M + 2.290%) due 04/16/2021 ~		3,200	3,346
Crown Castle International Corp.
5.250% due 01/15/2023		2,600	2,726
Dexia Credit Local S.A.
2.500% due 01/25/2021		3,000	2,964
European Investment Bank
2.375% due 05/24/2027		10,000	9,492
2.875% due 06/13/2025		10,500	10,411
3.300% due 02/03/2028	AUD	3,400	2,537
Goldman Sachs Group, Inc.
3.139% (US0003M + 0.780%) due 10/31/2022 ~		$3,300	3,302

HCP, Inc.
4.000% due 12/01/2022		4,200	4,222
Host Hotels & Resorts LP
3.875% due 04/01/2024		700	683
4.000% due 06/15/2025		1,350	1,314
HSBC Holdings PLC
3.033% due 11/22/2023 •		7,500	7,241
ING Bank NV
2.625% due 12/05/2022		4,800	4,697
International Bank for Reconstruction & Development
1.750% due 11/22/2021		21,400	20,667
2.250% due 01/17/2023	CAD	12,600	9,537
International Lease Finance Corp.
7.125% due 09/01/2018		$1,400	1,409
JPMorgan Chase & Co.
3.260% (US0003M + 0.900%) due 04/25/2023 ~		2,300	2,321
3.625% due 05/13/2024		2,700	2,683
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		5,000	4,989
Kilroy Realty LP
3.450% due 12/15/2024		2,200	2,114
4.375% due 10/01/2025		2,600	2,607
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		23,500	22,676
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	7,124
MGIC Investment Corp.
5.750% due 08/15/2023		2,400	2,460
Mizuho Bank Ltd.
2.400% due 03/26/2020		2,600	2,563
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,572
MMcapS Funding Ltd.
2.629% (US0003M + 0.290%) due 12/26/2039 ~		$342	317
Morgan Stanley
3.155% (US0003M + 0.800%) due 02/14/2020 ~		2,600	2,608
3.539% (US0003M + 1.180%) due 01/20/2022 ~		3,100	3,142
National Australia Bank Ltd.
2.400% due 12/07/2021		6,600	6,438
3.250% due 03/24/2022	AUD	780	583
3.625% due 06/20/2023		$8,300	8,290
4.000% due 12/16/2021	AUD	1,172	898
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,451
NTT Finance Corp.
1.900% due 07/21/2021		3,500	3,359
Nykredit Realkredit A/S
2.000% due 07/01/2018	DKK	141,700	22,213
Piper Jaffray Cos.
5.060% due 10/09/2018		$1,000	1,005
Private Export Funding Corp.
2.100% due 12/19/2019		6,900	6,845
SBA Communications Corp.
4.875% due 09/01/2024		2,600	2,494
Senior Housing Properties Trust
4.750% due 02/15/2028		3,000	2,903
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		3,180	3,121
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	11,685
Swedbank AB
0.250% due 11/07/2022		2,500	2,911
Toronto-Dominion Bank
2.500% due 01/18/2023		$3,600	3,525
UBS AG
2.450% due 12/01/2020		3,100	3,034
2.639% due 12/07/2018 •		400	400
2.780% (US0003M + 0.480%) due 12/01/2020 ~		1,900	1,901
3.150% (US0003M + 0.850%) due 06/01/2020 ~		1,900	1,917
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		7,500	7,388
UDR, Inc.
3.500% due 01/15/2028		1,800	1,700
Westpac Banking Corp.
2.100% due 02/25/2021		2,500	2,434
3.100% due 06/03/2021	AUD	10,300	7,677

			415,602

INDUSTRIALS 11.5%
Apple, Inc.
3.000% due 06/20/2027		$7,700	7,324
Autodesk, Inc.
3.600% due 12/15/2022		2,000	2,002
CA, Inc.
3.600% due 08/15/2022		4,800	4,757

Campbell Soup Co.
3.300% due 03/15/2021	3,300	3,288
Charter Communications Operating LLC
3.579% due 07/23/2020	5,000	5,002
Coca-Cola European Partners PLC
4.500% due 09/01/2021	2,800	2,878
CRH America Finance, Inc.
3.400% due 05/09/2027	4,600	4,336
3.950% due 04/04/2028	2,500	2,415
CVS Health Corp.
3.125% due 03/09/2020	2,600	2,598
Danone S.A.
1.691% due 10/30/2019	1,900	1,868
2.077% due 11/02/2021	2,900	2,774
3.000% due 06/15/2022	1,600	1,565
Dell International LLC
3.480% due 06/01/2019	4,000	4,011
4.420% due 06/15/2021	4,100	4,161
5.450% due 06/15/2023	1,000	1,047
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	5,500	5,502
eBay, Inc.
2.150% due 06/05/2020	5,200	5,116
Ecolab, Inc.
4.350% due 12/08/2021	228	236
ERAC USA Finance LLC
2.350% due 10/15/2019	3,100	3,066
2.600% due 12/01/2021	1,500	1,456
5.250% due 10/01/2020	1,400	1,455
Heathrow Funding Ltd.
4.875% due 07/15/2023	1,900	1,989
Intel Corp.
1.700% due 05/19/2021	3,800	3,672
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,000	903
Komatsu Finance America, Inc.
2.118% due 09/11/2020	3,100	3,029
2.437% due 09/11/2022	2,200	2,115
Kraft Heinz Foods Co.
3.500% due 07/15/2022	3,000	2,966
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,653	1,571
Local Initiatives Support Corp.
3.782% due 03/01/2027	5,000	4,992
McCormick & Co., Inc.
2.700% due 08/15/2022	2,500	2,414
3.900% due 07/15/2021	1,300	1,315
Microsoft Corp.
2.700% due 02/12/2025	5,600	5,374
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	710	698
2.000% due 10/28/2021	5,300	5,060
Mondelez International, Inc.
3.625% due 05/07/2023	2,600	2,593
Owens Corning
3.400% due 08/15/2026	2,900	2,648
RELX Capital, Inc.
8.625% due 01/15/2019	500	515
Ryder System, Inc.
2.500% due 05/11/2020	1,200	1,186
2.650% due 03/02/2020	1,280	1,270
3.450% due 11/15/2021	1,600	1,599
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	700	752
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	4,900	5,057
Woodside Finance Ltd.
4.600% due 05/10/2021	800	819
Xylem, Inc.
3.250% due 11/01/2026	2,400	2,259
Zoetis, Inc.
3.250% due 02/01/2023	2,800	2,759

		124,412

UTILITIES 8.6%
AT&T, Inc.
3.298% (US0003M + 0.950%) due 07/15/2021 ~	2,600	2,626
Avangrid, Inc.
3.150% due 12/01/2024	12,130	11,680
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	4,500	4,451
Boston Gas Co.
3.150% due 08/01/2027	2,900	2,738
British Telecommunications PLC
2.350% due 02/14/2019	2,800	2,792

British Transco International Finance BV
0.000% due 11/04/2021 (d)	1,800	1,606
DTE Electric Co.
4.050% due 05/15/2048	4,200	4,194
Electricite de France S.A.
4.600% due 01/27/2020	3,600	3,682
Engie S.A.
2.875% due 10/10/2022	3,300	3,221
Exelon Corp.
2.850% due 06/15/2020	3,000	2,975
Genesis Energy LP
5.625% due 06/15/2024	1,400	1,316
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	14,700	14,151
4.800% due 12/01/2077 •	4,500	4,205
Pacific Gas & Electric Co.
2.450% due 08/15/2022	2,660	2,469
3.300% due 12/01/2027	7,100	6,385
Sempra Energy
2.400% due 03/15/2020	2,700	2,663
2.791% (US0003M + 0.450%) due 03/15/2021 ~	2,600	2,602
2.848% (US0003M + 0.500%) due 01/15/2021 ~	5,300	5,303
Southern Power Co.
2.500% due 12/15/2021	8,100	7,876
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,200	3,313
Vodafone Group PLC
3.750% due 01/16/2024	3,000	2,977

		93,225

Total Corporate Bonds & Notes (Cost $642,100)		633,239

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,806
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	217

		3,023

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	2,060

Total Municipal Bonds & Notes (Cost $4,868)		5,083

U.S. GOVERNMENT AGENCIES 59.4%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	382	376
2.217% (LIBOR01M + 0.310%) due 06/25/2055 ~	2,741	2,743
2.310% due 08/01/2022	200	195
2.341% (LIBOR01M + 0.250%) due 05/25/2037 ~	15	15
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,669	1,671
2.451% (LIBOR01M + 0.360%) due 03/25/2037 ~	28	28
2.664% (12MTA + 1.200%) due 07/01/2044 ~	82	83
2.691% (LIBOR01M + 0.600%) due 05/25/2040 ~	1,121	1,140
2.870% due 09/01/2027	3,400	3,245
3.058% due 09/25/2027 ~	10,000	9,706
3.070% (US0012M + 1.324%) due 01/01/2035 ~	111	115
3.216% (US0012M + 1.466%) due 08/01/2035 ~	188	196
3.230% (US0006M + 1.408%) due 08/01/2035 ~	713	736
3.320% due 05/01/2028	15,500	15,293
3.348% (US0012M + 1.583%) due 09/01/2034 ~	77	81
3.486% (US0012M + 1.736%) due 09/01/2035 ~	27	28
3.500% due 10/01/2025 - 03/01/2047	2,807	2,810
3.566% due 05/25/2035 ~	72	76
3.640% (US0012M + 1.610%) due 07/01/2035 ~	559	588
3.664% (US0012M + 1.821%) due 09/01/2037 ~	29	30
3.690% due 09/25/2028 (a)	7,800	7,893
3.737% (US0012M + 1.641%) due 04/01/2038 ~	97	101
3.744% (H15T1Y + 2.124%) due 03/01/2033 ~	8	8
3.789% (US0012M + 1.755%) due 07/01/2034 ~	6	6
4.000% due 04/01/2024 - 11/01/2030	533	547
4.112% (US0012M + 1.777%) due 04/01/2038 ~	47	49
4.191% (US0012M + 1.857%) due 04/01/2038 ~	27	28
4.500% due 05/01/2019 - 10/01/2042	1,839	1,930
5.000% due 03/01/2034 - 02/01/2041	286	308
5.500% due 12/01/2018 - 07/01/2041	20,073	21,719
5.863% (COF 11 + 1.250%) due 02/01/2031 ~	1	1
6.000% due 01/01/2024 - 09/01/2039	2,580	2,835
6.500% due 01/01/2026 - 06/25/2044	60	65
7.500% due 02/01/2027	68	72

Fannie Mae, TBA
3.000% due 08/01/2033 - 08/01/2048	129,000	125,299
3.500% due 07/01/2048 - 08/01/2048	113,800	113,114
4.000% due 08/01/2048	129,300	131,633
4.500% due 08/01/2048	29,000	30,145
5.500% due 08/01/2048	1,000	1,071
6.000% due 07/01/2048	3,000	3,282
Freddie Mac
2.307% (LIBOR01M + 0.400%) due 12/15/2042 ~	12,524	12,531
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	14	15
3.450% (H15T1Y + 2.250%) due 12/01/2022 ~	10	10
3.500% due 10/01/2025 - 12/01/2047	29,688	29,604
3.587% due 08/15/2032 ~	34	34
3.753% (H15T1Y + 2.408%) due 07/01/2030 ~	5	5
3.834% (US0012M + 1.783%) due 04/01/2033 ~	1	1
3.955% (US0012M + 1.815%) due 04/01/2038 ~	126	132
4.000% due 08/01/2030 - 06/01/2048	2,628	2,688
4.500% due 02/01/2029 - 01/01/2036	857	893
5.000% due 10/01/2039	28	31
5.500% due 06/01/2019 - 01/01/2039	640	692
6.000% due 08/01/2026 - 05/01/2040	2,963	3,257
6.500% due 05/15/2032	2,776	3,092
7.000% due 02/15/2027 - 07/01/2029	313	343
7.500% due 09/01/2025	4	4
Freddie Mac, TBA
3.500% due 07/01/2048	13,000	12,929
4.000% due 07/01/2048 - 08/01/2048	40,000	40,717
4.500% due 07/01/2048	6,000	6,244
Ginnie Mae
2.282% due 10/20/2043 ~	5,179	5,176
2.287% (US0001M + 0.370%) due 06/20/2061 ~	716	716
2.332% due 05/20/2047 ~	2,106	2,107
2.382% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,602	1,598
2.497% (US0001M + 0.580%) due 05/20/2066 ~	1,809	1,815
2.517% (US0001M + 0.600%) due 05/20/2065 ~	1,224	1,231
2.625% (H15T1Y + 1.500%) due 06/20/2022 ~	33	34
2.637% (US0001M + 0.720%) due 02/20/2066 ~	1,674	1,682
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	22	22
2.710% due 11/20/2067 ~	2,509	2,595
2.717% (US0001M + 0.800%) due 09/20/2066 ~	5,754	5,843
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2027 ~	65	67
3.125% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2026 ~	72	73
3.247% (US0012M + 0.750%) due 04/20/2067 ~	2,417	2,492
3.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2032 ~	335	346
3.527% (US0012M + 0.750%) due 06/20/2067 ~	7,871	8,143
4.000% due 09/20/2040	44	45
5.000% due 03/15/2033 - 05/15/2042	733	775
6.000% due 04/15/2037	36	40
7.000% due 08/15/2031 - 02/20/2032	8	8
Ginnie Mae, TBA
3.500% due 07/01/2048	2,000	2,007
4.000% due 07/01/2048 - 08/01/2048	9,000	9,212
5.000% due 07/01/2048	3,000	3,131
Small Business Administration
5.130% due 09/01/2023	63	65
5.520% due 06/01/2024	326	338

Total U.S. Government Agencies (Cost $639,327)		642,044

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	1,800	1,640
2.750% due 11/15/2042 (i)	7,700	7,398
2.875% due 05/15/2043 (i)	8,200	8,048
3.000% due 11/15/2044 (i)	6,500	6,519
3.000% due 02/15/2048 (i)	6,300	6,316
3.125% due 08/15/2044 (i)(m)	18,800	19,277
3.375% due 05/15/2044 (i)	31,700	33,930
3.625% due 08/15/2043 (i)(m)	4,400	4,899
3.750% due 11/15/2043 (i)	7,200	8,176
4.250% due 05/15/2039 (i)	1,700	2,049
4.375% due 11/15/2039 (i)	9,900	12,147
4.375% due 05/15/2040 (m)	400	492
4.500% due 08/15/2039 (i)(m)	2,700	3,363
4.625% due 02/15/2040 (i)	1,100	1,395
U.S. Treasury Notes
1.875% due 07/31/2022 (i)(k)	5,400	5,227
2.000% due 10/31/2021 (i)(k)(m)	1,700	1,665
2.125% due 09/30/2024 (i)(k)(m)	21,800	20,956
2.250% due 11/15/2024 (i)(k)(m)	29,800	28,833
2.250% due 08/15/2027 (i)	20,330	19,347
2.375% due 05/15/2027 (i)	6,000	5,777

Total U.S. Treasury Obligations (Cost $199,885)		197,454

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Assets Trust
6.250% due 11/25/2046 ×		1,950	1,734
Banc of America Mortgage Trust
3.608% due 09/25/2034 ~		1,442	1,433
6.000% due 05/25/2037		2,649	2,347
BCAP LLC Trust
2.171% due 01/26/2036 •		1,719	1,691
4.955% due 03/26/2037 ×		289	288
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~		678	622
Countrywide Alternative Loan Trust
2.261% due 05/25/2047 •		793	721
2.264% due 02/20/2047 ^•		2,198	1,817
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.691% due 04/25/2037 •		3,645	2,077
Firstmac Mortgage Funding Trust
3.195% due 03/08/2049 •	AUD	3,300	2,448
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$51	51
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		5,300	5,200
GSMPS Mortgage Loan Trust
2.491% due 04/25/2036 •		2,097	1,787
GSR Mortgage Loan Trust
3.584% due 03/25/2047 ~		2,424	2,239
HSI Asset Loan Obligation Trust
4.026% due 09/25/2037 ^~		2,332	1,982
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		5	5
IndyMac Mortgage Loan Trust
3.714% due 01/25/2036 ^~		1,092	995
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		2,988	2,283
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		1,554	1,550
MASTR Alternative Loan Trust
5.000% due 11/25/2018		77	77
Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		5,000	4,960
MortgageIT Mortgage Loan Trust
2.321% due 04/25/2036 •		2,303	2,194
Residential Accredit Loans, Inc. Trust
2.276% due 08/25/2036 •		2,459	2,264
2.281% due 07/25/2036 •		2,140	1,988
Structured Asset Mortgage Investments Trust
2.351% due 03/25/2037 •		1,560	1,158
Thornburg Mortgage Securities Trust
3.462% due 10/25/2046 •		1,671	1,590
WaMu Mortgage Pass-Through Certificates Trust
2.758% due 11/25/2042 •		107	102
3.208% due 12/25/2036 ^~		1,175	1,148
3.681% due 03/25/2037 ~		1,643	1,634
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		188	187

Total Non-Agency Mortgage-Backed Securities (Cost $48,392)			48,572

ASSET-BACKED SECURITIES 9.9%
ACE Securities Corp. Home Equity Loan Trust
3.891% due 02/25/2034 •		3,387	3,214
ALESCO Preferred Funding Ltd.
2.665% due 12/23/2036 •		1,196	1,106
2.675% due 09/23/2036 •		1,227	1,135
3.085% due 09/23/2038 •		567	556
AmeriCredit Automobile Receivables Trust
2.385% due 05/18/2020 •		728	728
Ares CLO Ltd.
3.543% due 04/17/2026 •		2,600	2,602
BA Credit Card Trust
2.453% due 06/15/2021 •		5,000	5,008
Babson CLO Ltd.
3.503% due 10/17/2026 •		2,400	2,402
Bear Stearns Asset-Backed Securities Trust
2.251% due 08/25/2036 •		568	666
3.066% due 05/25/2035 •		3,166	3,170
Cent CLO Ltd.
3.576% due 07/27/2026 •		2,700	2,704
Countrywide Asset-Backed Certificates
2.321% due 05/25/2037 •		2,300	2,123
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		2,409	2,414

GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		1,182	1,180
Golden Credit Card Trust
2.473% due 02/15/2021 •		2,700	2,704
GSAMP Trust
2.161% due 12/25/2036 •		342	181
HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •		268	119
JPMorgan Mortgage Acquisition Corp.
2.501% due 10/25/2035 ^•		3,300	3,206
Lehman XS Trust
5.339% due 01/25/2036 ×		4,410	3,857
Morgan Stanley ABS Capital, Inc. Trust
2.241% due 06/25/2036 •		1,705	1,470
3.341% due 07/25/2037 •		400	374
Morgan Stanley IXIS Real Estate Capital Trust
2.241% due 11/25/2036 •		10,290	5,222
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •		382	194
Navient Student Loan Trust
2.391% due 07/26/2066 •		1,613	1,615
Nelnet Student Loan Trust
3.840% due 04/25/2024 •		2,381	2,396
3.980% due 11/25/2024 •		2,454	2,493
New Century Home Equity Loan Trust
5.091% due 01/25/2033 ^•		1,510	1,420
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •		2,600	2,604
Oaktree CLO Ltd.
3.579% due 10/20/2026 •		2,600	2,604
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •		2,600	2,601
Option One Mortgage Loan Trust
2.311% due 02/25/2037 •		4,996	3,236
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •		2,600	2,590
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.966% due 12/25/2034 •		6,460	6,060
Regatta Funding Ltd.
3.520% due 10/25/2026 •		2,500	2,503
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 ×		3,413	1,867
5.586% due 11/25/2036 ×		6,307	3,672
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		115	115
SLM Student Loan Trust
2.480% due 01/25/2027 •		1,967	1,961
2.910% due 04/27/2026 •		1,871	1,876
2.910% due 10/26/2026 •		1,805	1,807
2.960% due 10/25/2029 •		5,000	5,009
SoFi Professional Loan Program LLC
1.550% due 03/26/2040		1,235	1,225
Symphony CLO Ltd.
3.533% due 10/17/2026 •		2,600	2,600
Tropic CDO Ltd.
2.668% due 07/15/2036 •		2,542	2,338
Utah State Board of Regents
2.710% due 01/25/2057 •		2,171	2,176
Venture CLO Ltd.
3.119% due 02/28/2026 •		3,000	2,987
VOLT LLC
3.125% due 06/25/2047 ×		1,665	1,658
Wells Fargo Home Equity Asset-Backed Securities Trust
2.976% due 11/25/2035 •		1,000	1,006
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		694	694

Total Asset-Backed Securities (Cost $102,858)			107,448

SOVEREIGN ISSUES 8.2%
Export Development Canada
1.800% due 09/01/2022	CAD	10,600	7,913
Japan Bank for International Cooperation
2.375% due 07/21/2022		$3,200	3,107
2.500% due 06/01/2022		10,000	9,753
Japan International Cooperation Agency
2.750% due 04/27/2027		4,300	4,112
Province of Alberta
2.050% due 08/17/2026		4,000	3,663
Province of Ontario
1.650% due 09/27/2019		7,800	7,707
2.650% due 02/05/2025	CAD	24,325	18,517
4.000% due 10/07/2019		$4,400	4,471
4.000% due 06/02/2021	CAD	8,900	7,095
Province of Quebec
2.450% due 03/01/2023		5,000	3,809
2.600% due 07/06/2025 (a)		19,600	14,877

Queensland Treasury Corp.
3.000% due 03/22/2024	AUD	5,200	3,922

Total Sovereign Issues (Cost $91,436)			88,946

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)(g)		2,000	2,305
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		6,000	6,951

			9,256

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	140

Total Preferred Securities (Cost $10,093)			9,396

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.3%
COMMERCIAL PAPER 0.3%
Bank of Montreal
1.537% due 07/03/2018	CAD	4,200	3,194

REPURCHASE AGREEMENTS (h) 1.1%
			12,349

JAPAN TREASURY BILLS 2.8%
(0.154)% due 08/20/2018 - 08/27/2018 (c)(d)	JPY	3,330,000	30,083

U.S. TREASURY BILLS 0.1%
1.853% due 08/02/2018 (c)(d)(m)		$738	737

Total Short-Term Instruments (Cost $46,689)			46,363

Total Investments in Securities (Cost $1,785,648)			1,778,545

Total Investments 164.5% (Cost $1,785,648)			$1,778,545
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(83))			1,184
Other Assets and Liabilities, net (64.6)%			(698,481)

Net Assets 100.0%			$1,081,248

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$2,060	$2,305	0.21%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$2,749	U.S. Treasury Notes 1.875% due 02/28/2022	$(2,808)	$2,749	$2,749
RDR	2.220	06/29/2018	07/02/2018	9,600	U.S. Treasury Bills 0.000% due 04/25/2019	(9,802)	9,600	9,602

Total Repurchase Agreements						$(12,610)	$12,349	$12,351

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.180%	06/15/2018	07/19/2018	$(14,660)	$(14,675)
BOS	1.990	05/09/2018	07/10/2018	(4,198)	(4,210)
	2.180	06/20/2018	07/05/2018	(4,416)	(4,420)
BSN	1.960	05/02/2018	07/10/2018	(38,603)	(38,731)
	1.980	05/03/2018	07/11/2018	(23,744)	(23,822)
GRE	1.930	04/18/2018	07/18/2018	(4,653)	(4,672)
	2.020	05/09/2018	07/11/2018	(15,120)	(15,166)
	2.060	05/21/2018	07/23/2018	(7,363)	(7,381)
	2.070	05/22/2018	07/23/2018	(4,353)	(4,363)
	2.080	05/24/2018	07/06/2018	(2,986)	(2,992)
	2.110	06/08/2018	07/09/2018	(805)	(806)
	2.130	06/11/2018	07/11/2018	(5,457)	(5,464)
	2.170	06/18/2018	07/18/2018	(6,390)	(6,395)
JPS	1.700	05/30/2018	07/05/2018	(6,371)	(6,381)
RCY	2.020	06/20/2018	07/09/2018	(779)	(780)
	2.030	05/11/2018	07/11/2018	(8,032)	(8,056)
	2.070	05/16/2018	07/16/2018	(14,148)	(14,187)
	2.080	05/17/2018	07/17/2018	(19,191)	(19,242)

Total Reverse Repurchase Agreements					$(181,743)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.990%	05/04/2018	07/10/2018	$(1,577)	$(1,582)

Total Sale-Buyback Transactions					$(1,582)

(i)	Securities with an aggregate market value of $184,717 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		$105.500	08/24/2018	179	$179	$2	$0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		105.750	08/24/2018	17	17	0	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		106.250	08/24/2018	150	150	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		106.500	08/24/2018	200	200	2	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		106.750	08/24/2018	450	450	4	1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures		107.000	08/24/2018	605	605	5	1
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		132.000	08/24/2018	215	215	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		132.500	08/24/2018	53	53	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		133.500	08/24/2018	287	287	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		134.000	08/24/2018	161	161	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		134.500	08/24/2018	278	278	2	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures		136.000	08/24/2018	139	139	1	0
Call - MSE Canada Government 10-Year Bond September 2018 Futures	CAD	158.000	08/17/2018	135	135	1	1
Call - MSE Canada Government 10-Year Bond September 2018 Futures		159.500	08/17/2018	210	210	2	1

Total Purchased Options						$26	$4

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.500	07/27/2018	92	$92	$(19)	$(17)

Total Written Options					$(19)	$(17)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	197	EUR	57,678	$12	$0	$(3)
3-Month Euribor September Futures	09/2018	802		234,870	57	0	0
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	50		1	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	100		1	0	0	0
Call Options Strike @ EUR 197.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	101		1	0	0	0
Japan Government 10-Year Bond September Futures	09/2018	2	JPY	2,725	4	1	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	227	EUR	3	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	145		2	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	1,627		$184,855	(506)	0	(38)

					$(433)	$1	$(41)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	79		$(19,164)	$21	$2	$0
90-Day Eurodollar December Futures	12/2020	81		(19,647)	(19)	3	0
90-Day Eurodollar June Futures	06/2020	342		(82,952)	213	13	0
90-Day Eurodollar March Futures	03/2020	327		(79,314)	84	12	0
90-Day Eurodollar September Futures	09/2019	154		(37,376)	329	4	0
90-Day Eurodollar September Futures	09/2020	186		(45,117)	(2)	7	0
Australia Government 10-Year Bond September Futures	09/2018	419	AUD	(40,113)	(542)	47	(32)
Canada Government 10-Year Bond September Futures	09/2018	426	CAD	(44,300)	(888)	320	(1)
Euro-Bund 10-Year Bond September Futures	09/2018	160	EUR	(30,372)	(117)	0	(47)
Euro-Buxl 30-Year Bond September Futures	09/2018	59		(12,244)	(155)	0	(121)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	500		(90,236)	(793)	0	(397)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	112		(16)	37	8	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	122		(44)	14	13	0
U.S. Treasury 10-Year Note September Futures	09/2018	1,333		$(160,210)	(995)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	629		(91,205)	(2,612)	0	(20)
United Kingdom Long Gilt September Futures	09/2018	21	GBP	(3,411)	(48)	8	0

					$(5,473)	$437	$(618)

Total Futures Contracts					$(5,906)	$438	$(659)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.384%		$1,600	$30	$(6)	$24	$0	$(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.428		3,500	71	(12)	59	1	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.375		100	2	0	2	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.863	EUR	2,000	(98)	111	13	1	0

							$5	$93	$98	$2	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD Bank Bill	2.700%	Semi-Annual	12/19/2024	CAD	10,500	$(541)	$436	$(105)	$52	$0
Receive	3-Month CAD Bank Bill	1.750	Semi-Annual	12/16/2046		800	(11)	124	113	6	0
Pay	3-Month USD-LIBOR	1.958	Semi-Annual	12/05/2019		$37,900	0	(405)	(405)	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,400	(136)	455	319	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		13,300	731	61	792	11	0
Pay (4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	50,900	1,412	476	1,888	80	0
Pay (4)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		8,500	146	116	262	14	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		9,400	0	158	158	65	0
Pay (4)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		3,800	(44)	74	30	36	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	17,700	(11)	(165)	(176)	11	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		6,800	163	(120)	43	10	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		1,400	23	(10)	13	2	0
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,800	(200)	48	(152)	0	(4)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		4,800	23	187	210	0	(7)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	10,610,000	(621)	(202)	(823)	3	(12)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(39)	6	(33)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	55	(76)	(21)	0	(3)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		80,000	1	(8)	(7)	0	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	0	(39)	(39)	0	(1)
Receive (4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		520,000	(38)	(12)	(50)	0	(2)

							$913	$1,104	$2,017	$299	$(31)

Total Swap Agreements							$918	$1,197	$2,115	$301	$(32)

(k)	Securities with an aggregate market value of $8,976 and cash of $6,822 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$18,833	AUD	25,513	$47	$0
	08/2018	AUD	25,513		$18,835	0	(47)
	08/2018	EUR	1,651		1,946	12	0
	08/2018	JPY	3,947,900		36,240	480	0
	08/2018	SEK	21,405		2,448	51	0
	08/2018		$7,718	EUR	6,530	0	(68)
BPS	07/2018	DKK	148,165		$22,287	0	(936)
	07/2018		$3,393	JPY	370,000	0	(45)
	08/2018	EUR	9,410		$11,023	0	0
	08/2018	GBP	1,568		2,096	23	0
	08/2018	JPY	1,960,000		18,076	307	0
	08/2018		$778	EUR	666	2	0
	08/2018		1,064	GBP	799	0	(8)
BRC	08/2018		2,561		1,903	0	(45)
CBK	07/2018	CAD	72,612		$55,775	543	0
	07/2018	JPY	400,000		3,764	149	0
	07/2018		$559	DKK	3,631	10	0
	07/2018		17,606	GBP	13,289	0	(68)
	08/2018	EUR	5,161		$6,129	83	0
	08/2018	JPY	830,000		7,638	123	0
	08/2018		$17,401	EUR	14,913	87	(18)
	08/2018		2,462	GBP	1,857	0	(7)
	08/2018		3,090	SEK	27,400	0	(21)
FBF	08/2018		1,780	EUR	1,524	5	0
GLM	07/2018	AUD	25,513		$19,179	298	0
	07/2018	CAD	4,200		3,240	45	0
	08/2018	EUR	38,292		45,345	529	(42)
	08/2018	JPY	581,300		5,269	4	0
	08/2018		$3,611	EUR	3,071	1	(15)
	08/2018		5,330	JPY	584,900	0	(31)
HUS	07/2018		55,044	CAD	73,236	664	0
	08/2018	CAD	73,236		$55,075	0	(662)
	08/2018	EUR	2,596		3,018	0	(24)
JPM	07/2018	CAD	625		482	7	0
	07/2018	JPY	370,000		3,401	53	0
	08/2018	EUR	4,723		5,675	142	0
	08/2018	GBP	18,719		25,425	673	0
	08/2018	JPY	5,670,000		51,977	608	0
	08/2018	SEK	28,645		3,278	70	0
	08/2018		$1,192	EUR	999	0	(21)
	08/2018		1,876	GBP	1,395	0	(32)
	08/2018		21,933	JPY	2,409,100	0	(111)
MSB	08/2018	JPY	110,000		$997	1	0
	09/2018	THB	4,101		129	5	0
RBC	08/2018		$13,184	JPY	1,440,000	0	(139)
RYL	07/2018		3,663		400,000	0	(49)
SCX	08/2018		19,238	SEK	167,055	0	(527)
SSB	08/2018		26,350	JPY	2,873,600	0	(324)
UAG	07/2018	GBP	13,289		$17,571	33	0
	08/2018	JPY	600,000		5,527	90	0
	08/2018		$17,596	GBP	13,289	0	(34)

Total Forward Foreign Currency Contracts						$5,145	$(3,274)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	$1,800	$176	$39
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	800	38	53

							$214	$92

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	$73.000	08/06/2018	$5,000	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	76.500	08/06/2018	10,000	0	0
GSC	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	82.000	07/05/2018	50,000	4	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	66,000	3	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2048	70.000	09/06/2018	67,000	3	0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	78.000	09/06/2018	71,000	3	0
					$13	$0

Total Purchased Options					$227	$92

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$1.323	07/12/2018	GBP	5,900	$(41)	$(50)
GLM	Put - OTC AUD versus USD	0.725	08/23/2018	AUD	4,000	(16)	(17)
HUS	Put - OTC GBP versus USD	1.332	07/12/2018	GBP	2,217	(15)	(32)
UAG	Put - OTC AUD versus USD	0.721	08/20/2018	AUD	5,500	(22)	(18)

						$(94)	$(117)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$7,800	$(174)	$(58)
	Put -OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,500	(38)	(73)

							$(212)	$(131)

Total Written Options							$(601)	$(248)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$3,200	$(99)	$117	$18	$0
MYC	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	63,000	(535)	(49)	0	(584)
						$(634)	$68	$18	$(584)

Total Swap Agreements						$(634)	$68	$18	$(584)

(m)

Securities with an aggregate market value of $2,059 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$415,602	$0	$415,602
Industrials	0	124,412	0	124,412
Utilities	0	93,225	0	93,225
Municipal Bonds & Notes
California	0	3,023	0	3,023
Illinois	0	2,060	0	2,060
U.S. Government Agencies	0	642,044	0	642,044
U.S. Treasury Obligations	0	197,454	0	197,454
Non-Agency Mortgage-Backed Securities	0	48,572	0	48,572
Asset-Backed Securities	0	107,448	0	107,448
Sovereign Issues	0	88,946	0	88,946
Preferred Securities
Banking & Finance	0	9,256	0	9,256
Industrials	0	140	0	140
Short-Term Instruments
Commercial Paper	0	3,194	0	3,194
Repurchase Agreements	0	12,349	0	12,349
Japan Treasury Bills	0	30,083	0	30,083
U.S. Treasury Bills	0	737	0	737

Total Investments	$0	$1,778,545	$0	$1,778,545

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	440	303	0	743
Over the counter	0	5,255	0	5,255
	$440	$5,558	$0	$5,998

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(659)	(49)	0	(708)
Over the counter	0	(4,106)	0	(4,106)

	$(659)	$(4,155)	$0	$(4,814)

Total Financial Derivative Instruments	$(219)	$1,403	$0	$1,184

Totals	$(219)	$1,779,948	$0	$1,779,729

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 151.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Dubai World
TBD% - 2.000% due 09/30/2022		$11,600	$10,981
HCA, Inc.
4.094% (LIBOR03M + 2.000%) due 03/13/2025 ~		2,960	2,972
MGM Growth Properties Operating Partnership LP
4.094% (LIBOR03M + 2.000%) due 04/25/2023 ~		23,949	23,954
Ply Gem Industries, Inc.
6.089% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,500	3,501
Post Holdings, Inc.
4.100% (LIBOR03M + 2.000%) due 05/24/2024 ~		4,257	4,248
Project Bull
4.046% (LIBOR03M + 2.000%) due 03/10/2020 ~		150,848	151,037
State Of Qatar
TBD% due 12/21/2020 «		40,000	39,610
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 ~«		19,200	18,683
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	9,922	11,542
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~		9,270	10,821
Wyndham Hotels & Resorts, Inc.
3.726% (LIBOR03M + 1.750%) due 05/30/2025 ~		$1,500	1,501

Total Loan Participations and Assignments (Cost $279,261)			278,850

CORPORATE BONDS & NOTES 30.0%
BANKING & FINANCE 23.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	402
3.950% due 02/01/2022		200	199
4.250% due 07/01/2020		18,500	18,712
4.500% due 05/15/2021		4,200	4,286
4.625% due 10/30/2020		13,400	13,667
AIG Global Funding
3.350% due 06/25/2021		9,100	9,116
Air Lease Corp.
2.500% due 03/01/2021		3,380	3,293
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,397
4.000% due 01/15/2024		1,500	1,510
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,457
4.750% due 09/10/2018		119,354	119,727
8.000% due 03/15/2020		23,806	25,502
Ambac LSNI LLC
7.337% due 02/12/2023 •		30,701	31,202
American Express Co.
3.375% due 05/17/2021		61,890	61,939
3.400% due 02/27/2023		69,600	68,917
American Homes 4 Rent LP
4.250% due 02/15/2028		7,678	7,364
American International Group, Inc.
3.750% due 07/10/2025		17,000	16,433
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,456
American Tower Corp.
2.250% due 01/15/2022		1,600	1,531
2.800% due 06/01/2020		1,704	1,690
Australia & New Zealand Banking Group Ltd.
2.781% (US0003M + 0.460%) due 05/17/2021 ~		35,900	35,855
3.300% due 05/17/2021		82,600	82,660
Aviation Capital Group LLC
3.875% due 05/01/2023		77,200	77,034
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023		4,950	4,915
Banco do Brasil S.A.
6.000% due 01/22/2020		4,700	4,876
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	20,600	7,217
Bank Nederlandse Gemeenten NV
2.500% due 02/28/2020		$32,800	32,673

Bank of America Corp.
2.625% due 04/19/2021		16,600	16,313
2.881% due 04/24/2023 •		26,600	25,877
2.987% (US0003M + 0.650%) due 10/01/2021 ~		13,200	13,251
3.108% (US0003M + 0.790%) due 03/05/2024 ~		144,600	144,210
3.300% due 01/11/2023		24,665	24,311
3.359% (US0003M + 1.000%) due 04/24/2023 ~		65,400	66,124
3.419% due 12/20/2028 •		86,962	81,955
3.499% due 05/17/2022 •		17,280	17,277
3.550% due 03/05/2024 •		172,800	171,084
3.775% (US0003M + 1.420%) due 04/19/2021 ~		17,620	18,095
4.000% due 04/01/2024		7,130	7,195
4.100% due 07/24/2023		17,990	18,305
4.125% due 01/22/2024		20,500	20,845
5.875% due 03/15/2028 •(k)		10,800	10,570
Barclays Bank PLC
6.750% due 05/22/2019		11,753	12,134
7.625% due 11/21/2022 (l)		100,995	108,910
10.000% due 05/21/2021	GBP	3,100	4,910
10.179% due 06/12/2021		$225,752	260,631
14.000% due 06/15/2019 •(k)	GBP	367,534	537,095
Barclays PLC
3.200% due 08/10/2021 (o)		$34,500	33,834
3.684% due 01/10/2023		45,200	43,987
3.962% (US0003M + 1.625%) due 01/10/2023 ~		49,400	50,190
4.337% due 01/10/2028		7,800	7,420
4.463% (US0003M + 2.110%) due 08/10/2021 ~		62,000	64,375
BBVA Bancomer S.A.
6.500% due 03/10/2021 (o)		119,600	124,832
7.250% due 04/22/2020 (o)		5,000	5,244
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,915
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	49,884
6.500% due 03/20/2021		342,500	344,212
Boston Properties LP
3.200% due 01/15/2025		2,100	2,001
BRFkredit A/S
1.000% due 10/01/2018	DKK	139,000	21,867
2.000% due 10/01/2018		150,000	23,657
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	9,692
Capital One Financial Corp.
2.809% (US0003M + 0.450%) due 10/30/2020 ~		46,700	46,539
3.450% due 04/30/2021		39,800	39,732
4.250% due 04/30/2025		49,080	48,972
Carrington Mortgage Loan Trust
5.260% due 12/21/2059 «(c)(m)	EUR	117,050	61,481
CBL & Associates LP
5.950% due 12/15/2026		$4,800	4,048
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,488
CIT Group, Inc.
3.875% due 02/19/2019		650	653
5.375% due 05/15/2020		900	926
Citibank N.A.
2.678% (US0003M + 0.320%) due 05/01/2020 ~		135,100	135,231
3.050% due 05/01/2020		150,900	150,879
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,252
Citigroup, Inc.
2.050% due 06/07/2019		57,300	56,862
2.350% due 08/02/2021		28,900	27,934
2.450% due 01/10/2020		65,400	64,687
2.650% due 10/26/2020		29,100	28,663
2.700% due 03/30/2021		65,300	64,065
2.750% due 04/25/2022		62,000	60,050
3.127% (US0003M + 0.790%) due 01/10/2020 ~		15,600	15,711
3.239% (US0003M + 0.880%) due 07/30/2018 ~		28,300	28,321
3.249% (US0003M + 0.930%) due 06/07/2019 ~		119,100	119,850
3.320% (US0003M + 0.960%) due 04/25/2022 ~		68,900	69,549
3.352% (US0003M + 1.023%) due 06/01/2024 ~		105,600	105,780
3.576% (US0003M + 1.250%) due 07/01/2026 ~		5,000	5,004
3.714% (US0003M + 1.380%) due 03/30/2021 ~		72,200	73,809
3.730% (US0003M + 1.430%) due 09/01/2023 ~		16,426	16,774
3.887% due 01/10/2028 •		92,900	90,080
4.044% due 06/01/2024 •		6,265	6,305
Compass Bank
3.057% (US0003M + 0.730%) due 06/11/2021 ~		72,350	72,349
3.500% due 06/11/2021		109,800	109,758
Cooperatieve Rabobank UA
3.125% due 04/26/2021		4,000	3,986
4.375% due 08/04/2025		46,000	45,154
5.500% due 06/29/2020 •(k)(l)	EUR	23,321	29,155
6.625% due 06/29/2021 •(k)(l)		600	790
6.875% due 03/19/2020 (l)		12,500	16,206

11.000% due 06/30/2019 •(k)		$16,969	18,242
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	29,120
Credit Suisse AG
6.500% due 08/08/2023 (l)		12,600	13,431
Credit Suisse Group AG
4.207% due 06/12/2024 •		4,500	4,507
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		800	792
3.125% due 12/10/2020		25,400	25,210
3.450% due 04/16/2021		36,200	36,085
3.750% due 03/26/2025		51,600	49,685
3.800% due 09/15/2022		125,529	125,061
3.800% due 06/09/2023		93,900	92,786
4.645% (US0003M + 2.290%) due 04/16/2021 ~		150,650	157,501
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	22,587
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	39,498
Deutsche Bank AG
2.850% due 05/10/2019		55,400	54,925
3.177% (US0003M + 0.815%) due 01/22/2021 ~		104,600	102,703
3.312% (US0003M + 0.970%) due 07/13/2020 ~		95,700	95,127
3.375% due 05/12/2021		31,400	30,389
3.520% (US0003M + 1.190%) due 11/16/2022 ~		84,300	81,686
3.950% due 02/27/2023		87,400	83,982
4.250% due 10/14/2021		254,700	250,947
4.263% (US0003M + 1.910%) due 05/10/2019 ~		107,300	107,822
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	162,181
2.500% due 01/25/2021		66,450	65,650
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,024
3.950% due 07/01/2022		28,100	28,405
4.450% due 07/15/2028		52,890	53,139
4.750% due 10/01/2025		10,000	10,317
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	17,397	19,021
EPR Properties
4.950% due 04/15/2028		$17,780	17,422
Equinix, Inc.
2.875% due 03/15/2024	EUR	17,900	20,546
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,480
Essex Portfolio LP
3.500% due 04/01/2025		6,100	5,896
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		7,600	7,545
Ford Motor Credit Co. LLC
2.943% due 01/08/2019		11,300	11,308
3.156% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,032
3.157% due 08/04/2020		1,200	1,193
3.185% due 08/12/2019 •		4,700	4,722
3.200% due 01/15/2021		29,505	29,190
3.336% due 03/18/2021		39,400	39,067
3.589% (US0003M + 1.235%) due 02/15/2023 ~		20,400	20,539
3.606% (US0003M + 1.270%) due 03/28/2022 ~		4,040	4,088
3.911% (US0003M + 1.580%) due 01/08/2019 ~		52,600	52,940
4.140% due 02/15/2023		31,900	31,881
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,066
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	104,828	79,351
General Motors Financial Co., Inc.
2.450% due 11/06/2020		$202,800	198,119
2.903% (US0003M + 0.540%) due 11/06/2020 ~		202,800	202,451
3.200% due 07/13/2020		63,300	63,034
3.272% (US0003M + 0.930%) due 04/13/2020 ~		28,600	28,801
3.500% due 07/10/2019		24,735	24,866
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	1
Goldman Sachs Bank USA
3.200% due 06/05/2020		$5,400	5,421
Goldman Sachs Group, Inc.
2.750% due 09/15/2020		26,000	25,688
2.876% due 10/31/2022 •		65,500	63,974
3.080% (US0003M + 0.750%) due 02/23/2023 ~		81,900	81,645
3.139% (US0003M + 0.780%) due 10/31/2022 ~		31,800	31,822
3.200% due 02/23/2023		30,100	29,352
3.500% due 01/23/2025		10,100	9,759
3.522% (US0003M + 1.160%) due 04/23/2020 ~		19,964	20,228
3.541% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,383
3.850% due 07/08/2024		16,113	15,984
4.100% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,303
5.250% due 07/27/2021		1,100	1,156
7.500% due 02/15/2019		2,200	2,261

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,800	5,480
GSPA Monetization Trust
6.422% due 10/09/2029		16,884	19,241
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		2,700	2,659
3.550% due 05/21/2021		32,500	32,589
HCP, Inc.
4.000% due 12/01/2022		29,900	30,054
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	56,505
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		31,900	31,955
3.400% due 03/08/2021		32,500	32,498
3.821% (US0003M + 1.500%) due 01/05/2022 ~		69,000	71,058
3.950% due 05/18/2024 •		18,700	18,660
4.300% due 03/08/2026		8,300	8,327
4.561% (US0003M + 2.240%) due 03/08/2021 ~		49,700	51,992
ING Bank NV
2.625% due 12/05/2022		48,200	47,169
ING Groep NV
3.484% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,311
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	2,974
7.125% due 09/01/2018		43,075	43,358
8.625% due 01/15/2022		3,000	3,444
Jackson National Life Global Funding
3.300% due 06/11/2021		14,800	14,788
Jefferies Finance LLC
7.375% due 04/01/2020		200	202
John Deere Capital Corp.
2.869% (US0003M + 0.550%) due 06/07/2023 ~		15,490	15,482
JPMorgan Chase & Co.
2.250% due 01/23/2020		8,200	8,097
2.400% due 06/07/2021		8,800	8,576
2.550% due 10/29/2020		9,700	9,561
2.550% due 03/01/2021		23,700	23,233
2.750% due 06/23/2020		67,575	66,991
2.945% (US0003M + 0.610%) due 06/18/2022 ~		76,680	76,695
3.250% due 09/23/2022		5	5
3.260% (US0003M + 0.900%) due 04/25/2023 ~		66,000	66,608
3.300% due 04/01/2026		100	96
3.514% due 06/18/2022 •		40,700	40,745
3.625% due 05/13/2024		1,700	1,689
3.780% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,422
3.875% due 02/01/2024		10,650	10,724
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~		84,800	84,798
2.702% (US0003M + 0.340%) due 04/26/2021 ~		134,700	134,768
3.086% due 04/26/2021 •		233,725	233,230
Kilroy Realty LP
4.375% due 10/01/2025		5,400	5,414
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	9,668
3.300% due 02/01/2025		4,000	3,794
Liberty Property LP
4.750% due 10/01/2020		75	77
Lifestorage LP
3.500% due 07/01/2026		8,900	8,347
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	24,031
Lloyds Bank PLC
6.500% due 09/14/2020		100	106
12.000% due 12/16/2024 •(k)		434,085	533,115
Lloyds Banking Group PLC
3.000% due 10/11/2018 (m)		22,500	22,483
3.000% due 02/04/2019 (m)		17,500	17,431
3.130% (US0003M + 0.800%) due 06/21/2021 ~		39,800	39,805
3.450% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	7,264
3.536% due 09/05/2018 (i)(m)		$14,161	14,163
3.536% due 09/04/2019 (m)		14,161	14,162
3.536% due 09/02/2020 (m)		14,161	14,161
3.536% due 09/02/2021 (m)		14,161	14,160
4.000% due 03/07/2025	AUD	24,600	18,119
7.625% due 06/27/2023 •(k)(l)	GBP	25,200	36,444
Metropolitan Life Global Funding
2.756% (US0003M + 0.430%) due 12/19/2018 ~		$25,000	25,043
3.450% due 12/18/2026		14,000	13,599
Mid-America Apartments LP
4.200% due 06/15/2028		1,300	1,297
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		98,400	98,668
3.455% due 03/02/2023		111,100	110,182
4.180% (US0003M + 1.880%) due 03/01/2021 ~		4,853	5,026

Mizuho Financial Group, Inc.
3.108% (US0003M + 0.790%) due 03/05/2023 ~		111,100	111,161
3.549% due 03/05/2023		116,400	115,593
MMcapS Funding Ltd.
2.629% (US0003M + 0.290%) due 12/26/2039 ~		27,188	25,216
Morgan Stanley
2.450% due 02/01/2019		35,000	34,946
2.500% due 04/21/2021		20,200	19,736
2.903% (US0003M + 0.550%) due 02/10/2021 ~		129,800	130,085
3.125% due 07/27/2026		2,800	2,606
3.155% (US0003M + 0.800%) due 02/14/2020 ~		79,880	80,130
3.539% (US0003M + 1.180%) due 01/20/2022 ~		64,025	64,884
3.737% due 04/24/2024 •		107,900	107,335
3.762% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,832
5.500% due 01/26/2020		100	103
5.625% due 09/23/2019		200	206
MUFG Bank Ltd
3.356% (US0003M + 1.020%) due 09/14/2018 ~		25,000	25,047
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~		35,600	35,643
National Australia Bank Ltd.
2.250% due 03/16/2021		16,600	16,238
3.625% due 06/20/2023		25,600	25,570
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	230
Nationwide Building Society
3.766% due 03/08/2024 •		166,700	163,355
Navient Corp.
5.875% due 03/25/2021		900	917
6.625% due 07/26/2021		500	515
8.000% due 03/25/2020		1,000	1,057
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	2,294,100	360,924
NTT Finance Corp.
1.900% due 07/21/2021		$5,400	5,183
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	1,201,200	188,322
1.000% due 10/01/2018		10,164,900	1,599,166
2.000% due 07/01/2018		100,000	15,676
2.000% due 10/01/2018		100,000	15,772
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,625
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	90,992
ORIX Corp.
2.650% due 04/13/2021		2,500	2,439
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,569
Pinnacol Assurance
8.625% due 06/25/2034 «(m)		15,000	15,572
Piper Jaffray Cos.
5.060% due 10/09/2018		70,000	70,333
Preferred Term Securities Ltd.
2.651% (US0003M + 0.310%) due 12/22/2036 ~		65,054	61,801
2.721% (US0003M + 0.380%) due 09/23/2035 ~		10,150	9,642
2.735% (US0003M + 0.400%) due 06/23/2035 ~		12,095	11,369
Prudential Financial, Inc.
5.110% due 08/10/2018 •		4,870	4,882
Public Storage
2.370% due 09/15/2022		13,000	12,488
Reckson Operating Partnership LP
7.750% due 03/15/2020		400	428
Rio Oil Finance Trust
8.200% due 04/06/2028		2,200	2,234
9.250% due 07/06/2024		13,422	14,429
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,928
2.300% due 03/22/2021		56,800	55,716
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	23,630
3.875% due 09/12/2023		$31,200	30,339
3.885% (US0003M + 1.550%) due 06/25/2024 ~		48,000	47,940
4.519% due 06/25/2024 •		43,100	43,164
4.892% due 05/18/2029 •		37,700	37,585
7.500% due 08/10/2020 •(k)(l)		7,600	7,767
7.648% due 09/30/2031 •(k)		13,890	17,467
8.625% due 08/15/2021 •(k)(l)		12,200	12,996
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,874
2.875% due 08/05/2021		61,439	59,590
3.125% due 01/08/2021		8,900	8,798
Santander UK PLC
2.500% due 03/14/2019		10,375	10,355
3.400% due 06/01/2021		43,300	43,290

Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		5,600	5,583
2.751% (US0003M + 0.430%) due 05/17/2021 ~		152,100	152,033
3.250% due 05/17/2021		124,700	124,180
SL Green Realty Corp.
4.500% due 12/01/2022		850	864
5.000% due 08/15/2018		68	68
Springleaf Finance Corp.
6.125% due 05/15/2022		36,020	36,920
6.875% due 03/15/2025		41,090	40,885
8.250% due 12/15/2020		84,700	91,688
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,438
2.703% (US0003M + 0.350%) due 01/17/2020 ~		32,400	32,407
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		1,900	1,879
3.495% (US0003M + 1.140%) due 10/19/2021 ~		18,400	18,698
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		14,300	14,227
2.824% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,058
3.265% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,606
Svenska Handelsbanken AB
2.800% (US0003M + 0.470%) due 05/24/2021 ~		45,500	45,529
3.350% due 05/24/2021		99,150	99,328
Swedbank AB
2.375% due 02/27/2019		3,000	2,996
Synchrony Bank
3.650% due 05/24/2021		18,900	18,922
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,601	20,356
5.661% due 10/13/2041		8,372	12,788
5.744% due 04/13/2040		8,983	13,838
5.801% due 10/13/2040		23,202	36,049
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	38,544
2.500% due 01/18/2023		37,300	36,523
Toyota Motor Credit Corp.
2.622% (US0003M + 0.280%) due 04/13/2021 ~		26,800	26,803
2.721% due 05/17/2022 •		54,000	54,185
U.S. Bank N.A.
2.682% (US0003M + 0.320%) due 04/26/2021 ~		50,200	50,254
3.150% due 04/26/2021		37,900	37,983
U.S. Capital Funding Ltd.
3.238% (US0003M + 0.880%) due 05/01/2034 ~		11,400	10,887
UBS AG
2.639% due 12/07/2018 •		171,000	171,162
2.639% (US0003M + 0.320%) due 05/28/2019 ~		69,900	69,996
2.780% (US0003M + 0.480%) due 12/01/2020 ~		67,800	67,838
2.901% due 06/08/2020 •		254,600	255,430
3.150% (US0003M + 0.850%) due 06/01/2020 ~		13,300	13,419
5.125% due 05/15/2024 (l)		300	300
7.625% due 08/17/2022 (l)		35,250	39,001
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,371
2.950% due 09/24/2020		20,000	19,795
3.000% due 04/15/2021		102,555	101,020
3.893% due 02/01/2022 •		17,300	17,806
4.125% due 09/24/2025		12,000	11,924
4.125% due 04/15/2026		43,200	42,782
4.128% due 04/14/2021 •		184,300	190,335
UDR, Inc.
4.000% due 10/01/2025		200	199
Unigel Luxembourg S.A.
10.500% due 01/22/2024		30,600	31,633
United Overseas Bank Ltd.
2.842% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,255
3.200% due 04/23/2021		7,200	7,185
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,492
Washington Prime Group LP
5.950% due 08/15/2024 (o)		85,476	82,456
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,397
3.250% due 10/05/2020		25,000	24,957
3.750% due 09/17/2024		12,300	12,157
Wells Fargo & Co.
3.589% (US0003M + 1.230%) due 10/31/2023 ~		50,100	51,145
6.111% (US0003M + 3.770%) due 09/15/2018 ~(k)		117,300	118,986
Wells Fargo Bank N.A.
2.964% (US0003M + 0.650%) due 12/06/2019 ~		64,300	64,743
Westpac Banking Corp.
2.623% (US0003M + 0.280%) due 05/15/2020 ~		48,200	48,213

WP Carey, Inc.
4.600% due 04/01/2024		3,100	3,135

			16,622,566

INDUSTRIALS 4.6%
AbbVie, Inc.
2.900% due 11/06/2022		9,600	9,322
Activision Blizzard, Inc.
2.600% due 06/15/2022		5,300	5,109
Allergan Finance LLC
3.250% due 10/01/2022		7,751	7,536
Allergan Funding SCS
3.450% due 03/15/2022		17,201	16,936
Allergan Sales LLC
5.000% due 12/15/2021		2,500	2,588
Altice Financing S.A.
7.500% due 05/15/2026		66,000	64,000
Altice France S.A.
7.375% due 05/01/2026		50,700	49,760
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	200	235
7.750% due 05/15/2022		$700	680
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	14,750
American Airlines Pass-Through Trust
3.000% due 04/15/2030		10,796	10,171
3.250% due 04/15/2030		8,436	8,044
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		9,535	9,462
AP Moller - Maersk A/S
3.750% due 09/22/2024		2,200	2,143
Asciano Finance Ltd.
4.625% due 09/23/2020		30	30
Bacardi Ltd.
4.450% due 05/15/2025		19,000	18,957
BAT Capital Corp.
2.297% due 08/14/2020		56,600	55,405
2.764% due 08/15/2022		12,800	12,282
2.945% due 08/14/2020 •		86,100	86,414
3.222% due 08/15/2024		11,700	11,093
3.223% (US0003M + 0.880%) due 08/15/2022 ~		85,400	86,055
BAT International Finance PLC
1.625% due 09/09/2019		6,300	6,196
2.750% due 06/15/2020		25,900	25,629
Baxalta, Inc.
3.600% due 06/23/2022		5,000	4,952
Bayer U.S. Finance LLC
2.965% (US0003M + 0.630%) due 06/25/2021 ~		17,400	17,442
3.345% (US0003M + 1.010%) due 12/15/2023 ~		12,600	12,609
3.500% due 06/25/2021		4,700	4,712
3.875% due 12/15/2023		1,800	1,802
4.250% due 12/15/2025		7,600	7,656
Becton Dickinson and Co.
2.133% due 06/06/2019		20,000	19,883
Boston Scientific Corp.
6.000% due 01/15/2020		700	730
Broadcom Corp.
2.375% due 01/15/2020		7,400	7,306
3.625% due 01/15/2024		23,400	22,671
Campbell Soup Co.
3.300% due 03/15/2021		40,300	40,156
3.650% due 03/15/2023		29,000	28,495
3.950% due 03/15/2025		17,000	16,412
4.150% due 03/15/2028		35,500	33,856
Centene Corp.
5.375% due 06/01/2026		30,000	30,469
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		10,890	10,799
Charter Communications Operating LLC
3.579% due 07/23/2020		24,300	24,308
4.464% due 07/23/2022		53,500	54,144
4.908% due 07/23/2025		50,800	51,361
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022		1,180	1,449
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «		501	537
Corning, Inc.
2.900% due 05/15/2022		5	5
CRH America Finance, Inc.
3.950% due 04/04/2028		19,200	18,548
4.500% due 04/04/2048		6,900	6,493
CSC Holdings LLC
7.625% due 07/15/2018		690	692
CVS Health Corp.
3.125% due 03/09/2020		1,800	1,798

3.700% due 03/09/2023 (o)		104,900	103,943
4.300% due 03/25/2028		56,000	55,326
CVS Pass-Through Trust
8.353% due 07/10/2031		215	260
Daimler Finance North America LLC
2.000% due 08/03/2018		2,950	2,949
2.000% due 07/06/2021		1,600	1,532
2.913% (US0003M + 0.550%) due 05/04/2021 ~		70,400	70,606
3.100% due 05/04/2020		57,300	57,197
3.203% (US0003M + 0.840%) due 05/04/2023 ~		57,400	57,610
3.350% due 05/04/2021		131,300	130,797
3.700% due 05/04/2023		21,600	21,502
Dell International LLC
4.420% due 06/15/2021		115,500	117,218
5.450% due 06/15/2023		80,000	83,755
Delta Air Lines, Inc.
3.400% due 04/19/2021		12,300	12,252
3.625% due 03/15/2022		6,980	6,905
DISH DBS Corp.
7.875% due 09/01/2019		700	728
Dominion Energy Gas Holdings LLC
2.926% (US0003M + 0.600%) due 06/15/2021 ~		45,880	45,873
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~		13,100	13,104
Enbridge, Inc.
2.737% (US0003M + 0.400%) due 01/10/2020 ~		92,900	92,907
3.041% (US0003M + 0.700%) due 06/15/2020 ~		4,600	4,619
Energy Transfer Partners LP
4.500% due 11/01/2023		35,125	35,372
6.700% due 07/01/2018		6,800	6,800
EQT Midstream Partners LP
4.750% due 07/15/2023		10,710	10,701
Equifax, Inc.
3.200% (US0003M + 0.870%) due 08/15/2021 ~		2,700	2,709
3.600% due 08/15/2021		5,900	5,899
ERAC USA Finance LLC
2.800% due 11/01/2018		2,130	2,130
Full House Resorts, Inc.
8.575% due 01/31/2024 «		37,512	35,911
General Electric Co.
5.000% due 01/21/2021 •(k)		36,653	36,204
5.500% due 01/08/2020		4,300	4,457
General Motors Co.
3.500% due 10/02/2018		4,320	4,328
GlaxoSmithKline Capital PLC
2.693% (US0003M + 0.350%) due 05/14/2021 ~		82,200	82,472
3.125% due 05/14/2021		82,600	82,814
Hamilton College
4.750% due 07/01/2113		29,370	29,984
HCA, Inc.
3.750% due 03/15/2019		62,591	62,982
5.875% due 03/15/2022		300	313
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		2,615	2,619
Imperial Brands Finance PLC
2.950% due 07/21/2020		28,200	27,922
3.750% due 07/21/2022		29,000	28,803
Kraft Heinz Foods Co.
2.000% due 07/02/2018		9,200	9,200
3.375% due 06/15/2021		2,200	2,205
3.500% due 07/15/2022		2,700	2,669
4.000% due 06/15/2023		138,500	138,194
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		45,329	43,099
4.500% due 08/15/2025		4,363	4,192
Maple Escrow Subsidiary, Inc.
3.551% due 05/25/2021		16,800	16,825
Masco Corp.
5.950% due 03/15/2022		1,300	1,391
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~		16,840	16,914
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		13,800	13,713
Medtronic, Inc.
3.150% due 03/15/2022		3,300	3,274
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		18,000	17,050
Microsoft Corp.
2.875% due 02/06/2024		26,400	25,855
Molson Coors Brewing Co.
2.100% due 07/15/2021		600	576
Mondelez International, Inc.
3.000% due 05/07/2020		80,000	79,862
3.625% due 05/07/2023		96,100	95,846
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(e)	EUR	20,000	0

MPLX LP
4.500% due 04/15/2038		$10,500	9,723
4.700% due 04/15/2048		12,200	11,364
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		1,551	1,609
7.041% due 10/01/2023		8,013	8,774
7.150% due 04/01/2021		2,011	2,066
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (h)(k)		35,730	574
Oracle Corp.
1.900% due 09/15/2021		24,100	22,962
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		2,700	2,683
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		2,600	2,566
4.125% due 08/01/2023		11,800	11,845
Pernod Ricard S.A.
4.450% due 01/15/2022		12,400	12,757
Pisces Midco, Inc.
8.000% due 04/15/2026		1,650	1,595
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~		1,500	1,498
Reynolds American, Inc.
4.000% due 06/12/2022		13,556	13,652
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,146
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,035
SBA Tower Trust
2.877% due 07/10/2046		13,500	13,130
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		68,300	67,276
2.400% due 09/23/2021		6,400	6,131
Southern Co.
2.750% due 06/15/2020		800	793
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~		7,800	7,841
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		20,800	20,692
5.152% due 09/20/2029		69,000	67,792
Syngenta Finance NV
4.441% due 04/24/2023		10,600	10,548
4.892% due 04/24/2025		7,200	7,068
5.182% due 04/24/2028		12,000	11,607
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	12,166
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	3,245	3,287
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	400	456
3.250% due 04/15/2022		21,000	24,941
4.500% due 03/01/2025		20,900	25,053
6.000% due 04/15/2024		$9,100	9,098
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~		11,400	11,404
Time Warner Cable LLC
5.000% due 02/01/2020		1,600	1,634
8.250% due 04/01/2019		5,640	5,851
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,031
Tyson Foods, Inc.
2.768% (US0003M + 0.450%) due 05/30/2019 ~		300	300
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	22,866
WestJet Airlines Ltd.
3.500% due 06/16/2021		$30,100	29,809
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,685
5.500% due 03/01/2025		16,200	15,957
Yara International ASA
4.750% due 06/01/2028		6,200	6,242
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,537	8,458
3.375% due 11/30/2021		1,700	1,688

			3,276,103

UTILITIES 1.8%
AEP Texas, Inc.
3.950% due 06/01/2028		7,800	7,788
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~		153,690	154,394
2.998% (US0003M + 0.650%) due 01/15/2020 ~		150,700	151,510
3.298% (US0003M + 0.950%) due 07/15/2021 ~		128,053	129,328
3.400% due 05/15/2025		20,300	19,120

BellSouth Corp.
4.333% due 04/26/2021		74,800	75,596
Blue Racer Midstream LLC
6.125% due 11/15/2022		21,964	22,293
BP Capital Markets PLC
2.705% (US0003M + 0.350%) due 08/14/2018 ~		55,100	55,134
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~		6,890	6,907
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~		14,700	14,716
Duke Energy Corp.
2.830% (US0003M + 0.500%) due 05/14/2021 ~		43,400	43,405
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,226
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,345
Enable Midstream Partners LP
4.950% due 05/15/2028		3,690	3,597
Entergy Corp.
4.000% due 07/15/2022		9,900	10,029
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	203
Exelon Corp.
3.950% due 06/15/2025		733	729
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	4,500	4,598
Genesis Energy LP
6.750% due 08/01/2022		$42,734	43,375
Monongahela Power Co.
3.550% due 05/15/2027		4,000	3,901
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~		172,600	172,961
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		35,053	33,125
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		61,296	30,495
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5,184	4,705
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		16,720	4,472
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	6,734
6.125% due 01/17/2022		2,274	2,318
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,126
Rio Oil Finance Trust
9.750% due 01/06/2027		33,865	36,465
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~		19,590	19,606
Sprint Capital Corp.
6.900% due 05/01/2019		14,300	14,625
Verizon Communications, Inc.
2.879% due 05/22/2020 •		4,600	4,635
3.376% due 02/15/2025		89,662	86,242
3.443% (US0003M + 1.100%) due 05/15/2025 ~		23,800	23,795
3.500% due 11/01/2024		115	112
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	10
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~		21,400	21,317
3.750% due 01/16/2024		18,800	18,655

			1,242,592

Total Corporate Bonds & Notes (Cost $21,091,360)			21,141,261

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		13,200	13,088

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	119
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		602	847
7.550% due 04/01/2039		402	594
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035		7,070	7,676
Irvine Unified School District, California Special Tax Notes, Series 2011
5.845% due 09/01/2018		750	754
6.328% due 09/01/2019		500	517
6.578% due 09/01/2020		1,000	1,054

Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,308
8.360% due 08/01/2040	9,525	10,323
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,421
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	274
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,738
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	21,031
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	774
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,239
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,058

		80,727

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	181

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,842	63,800

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	30,005	31,658
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	4,945	5,507
7.750% due 01/01/2042	17,165	18,615

		55,780

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	21,835	22,215

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	15,700	16,595

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	265	271

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.010% due 02/15/2021 (h)	3,000	2,754
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	619

		3,373

NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	430
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	180	191
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	4,705	4,708

		5,329

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,893

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,198
5.401% due 06/15/2022	3,500	3,700

5.501% due 06/15/2023	3,500	3,748

		9,646

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	192

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.440% (US0003M + 0.140%) due 12/01/2023 ~	564	564

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% (US0003M + 1.100%) due 04/01/2040 ~	6,485	6,577

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	130,605	130,599

Total Municipal Bonds & Notes (Cost $389,052)		412,830

U.S. GOVERNMENT AGENCIES 53.8%
Bolivia Government AID Bond
0.000% (US0003M + 0.125%) due 02/01/2019 «~	416	411
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(h)	1,881	1,683
0.000% due 10/09/2019 (h)	13,300	12,879
0.701% due 08/25/2022 ~(a)	63,360	1,274
1.273% due 03/25/2036 ~(a)	28,398	1,459
1.401% due 05/25/2044 ~(a)	22,771	1,016
1.432% due 06/25/2055 ~(a)	23,105	1,021
1.458% due 12/25/2038 ~(a)	27,274	1,121
2.000% (COF 11 + 1.250%) due 09/01/2024 ~	10	10
2.026% (COF 11 + 1.250%) due 11/01/2024 ~	65	65
2.027% (COF 11 + 1.250%) due 03/01/2033 ~	34	34
2.059% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	999	840
2.064% (COF 11 + 1.250%) due 10/01/2020 ~	3	3
2.125% (COF 11 + 1.250%) due 12/01/2024 ~	3	3
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	182	179
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	46	45
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	1,465	1,454
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	43	43
2.273% (LIBOR01M + 0.120%) due 06/25/2032 ~	10	10
2.291% (US0001M + 0.200%) due 05/25/2035 ~	11	11
2.341% (LIBOR01M + 0.250%) due 05/25/2037 ~	38	38
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~(o)	45,759	45,803
2.391% (LIBOR01M + 0.300%) due 12/25/2028 - 03/25/2037 ~	872	870
2.411% (LIBOR01M + 0.320%) due 06/25/2037 ~	165	166
2.420% due 02/01/2019	46	46
2.441% (LIBOR01M + 0.350%) due 05/25/2042 ~	1,114	1,121
2.441% (US0001M + 0.350%) due 03/25/2044 ~	314	313
2.451% (LIBOR01M + 0.360%) due 03/25/2037 ~	13	14
2.471% (LIBOR01M + 0.380%) due 07/25/2037 ~	522	525
2.485% (LIBOR01M + 0.400%) due 04/18/2028 ~	29	29
2.491% (LIBOR01M + 0.400%) due 06/25/2029 - 11/25/2036 ~	1,736	1,743
2.535% (LIBOR01M + 0.450%) due 10/18/2030 ~	175	175
2.541% (LIBOR01M + 0.450%) due 08/25/2021 - 09/25/2037 ~	1,998	2,007
2.568% (H15T1Y + 1.250%) due 01/01/2021 ~	1	1
2.569% (COF 11 + 1.863%) due 02/01/2028 ~	36	36
2.591% (LIBOR01M + 0.500%) due 08/25/2030 - 05/25/2040 ~	428	430
2.596% (COF 11 + 1.767%) due 09/01/2019 ~	42	42
2.611% (LIBOR01M + 0.520%) due 10/25/2040 ~	47	47
2.635% (LIBOR01M + 0.550%) due 12/18/2031 ~	45	46
2.641% (LIBOR01M + 0.550%) due 09/25/2041 ~	188	190
2.664% (12MTA + 1.200%) due 07/01/2042 - 10/01/2044 ~	10,156	10,311
2.664% (12MTA + 1.200%) due 10/01/2044 ~(o)	5,353	5,437
2.665% (12MTA + 1.201%) due 12/01/2044 ~	1,652	1,678
2.671% (LIBOR01M + 0.580%) due 08/25/2037 ~	5,856	5,908
2.680% due 02/01/2022	5,084	5,014
2.691% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.699% (H15T1Y + 2.075%) due 05/01/2023 ~	38	38
2.714% (12MTA + 1.250%) due 09/01/2041 ~(o)	5,279	5,354
2.721% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,080	1,092
2.741% (LIBOR01M + 0.650%) due 10/25/2023 - 03/25/2024 ~	360	364
2.750% (H15T1Y + 1.625%) due 02/01/2022 ~	19	19
2.750% due 07/01/2022	3,819	3,762
2.750% due 09/01/2022 (o)	7,196	7,113
2.750% (COF 11 + 2.000%) due 08/01/2024 ~	14	14
2.761% (LIBOR01M + 0.670%) due 03/25/2038 ~	69	70
2.790% due 07/01/2022	4,014	3,961
2.791% (LIBOR01M + 0.700%) due 10/25/2037 - 06/25/2040 ~	3,411	3,447
2.800% due 07/01/2022 (o)	8,191	8,086
2.800% due 08/01/2022	3,036	2,996

2.811% (LIBOR01M + 0.720%) due 06/25/2037 ~	188	190
2.822% (US0012M + 1.072%) due 11/01/2037 ~	15	15
2.841% (LIBOR01M + 0.750%) due 03/25/2038 - 11/25/2039 ~	275	281
2.850% due 06/01/2022	93	92
2.855% (US0006M + 1.230%) due 06/01/2035 ~	219	226
2.864% (12MTA + 1.400%) due 10/01/2030 - 10/01/2040 ~	1,738	1,732
2.870% due 09/01/2027 (o)	98,100	93,640
2.891% (LIBOR01M + 0.800%) due 01/25/2022 ~	1	1
2.895% (LIBOR06M + 1.395%) due 06/01/2030 ~	22	22
2.920% due 03/01/2022	3,704	3,687
2.921% (LIBOR01M + 0.830%) due 01/25/2022 ~	8	8
2.941% (LIBOR01M + 0.850%) due 12/25/2021 ~	3	3
2.950% (H15T3Y + 2.075%) due 02/01/2020 ~	3	3
2.960% due 05/01/2022 - 07/01/2022	6,604	6,575
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~	8	8
2.993% (US0012M + 1.243%) due 10/01/2034 ~	444	462
3.000% due 01/01/2022 - 09/01/2047 (o)	211,404	207,968
3.000% due 09/01/2027 - 07/01/2047	69,527	68,469
3.018% (H15T3Y + 2.095%) due 03/01/2023 ~	42	42
3.020% (H15T1Y + 1.770%) due 11/01/2031 ~	49	49
3.022% (US0012M + 1.170%) due 02/01/2035 ~	893	920
3.025% (US0006M + 1.488%) due 06/01/2023 ~	35	35
3.028% (US0012M + 1.278%) due 10/01/2034 ~	57	59
3.044% due 05/01/2022 (o)	5,756	5,753
3.058% (US0012M + 1.308%) due 11/01/2035 ~	50	51
3.070% (US0012M + 1.324%) due 01/01/2035 ~	1,817	1,884
3.075% (US0012M + 1.325%) due 08/01/2035 ~	227	227
3.091% (LIBOR01M + 1.000%) due 04/25/2023 ~	41	41
3.095% (H15T1Y + 2.095%) due 07/01/2026 ~	6	6
3.095% (US0012M + 1.353%) due 12/01/2034 ~	67	69
3.098% (US0012M + 1.349%) due 11/01/2034 ~	393	409
3.106% (US0012M + 1.355%) due 01/01/2035 ~	3,800	3,946
3.126% (12MTA + 1.794%) due 08/01/2025 ~	239	251
3.126% (US0012M + 1.376%) due 12/01/2034 ~	50	52
3.131% (US0012M + 1.381%) due 09/01/2035 ~	1,858	1,932
3.148% (US0006M + 1.523%) due 02/01/2034 ~	8	8
3.150% (US0006M + 1.389%) due 09/01/2035 ~	41	42
3.155% due 05/01/2022	509	508
3.165% (US0012M + 1.415%) due 11/01/2034 ~	510	532
3.166% (US0012M + 1.300%) due 02/01/2035 ~	57	59
3.170% (H15T5Y + 2.045%) due 11/01/2021 ~	14	14
3.171% (US0012M + 1.402%) due 10/01/2035 ~	263	277
3.175% (US0012M + 1.425%) due 09/01/2034 ~	255	266
3.177% (US0006M + 1.450%) due 02/01/2023 ~	24	25
3.184% (US0012M + 1.434%) due 01/01/2035 ~	1,668	1,735
3.185% (H15T1Y + 1.750%) due 01/01/2020 ~	13	13
3.189% (US0012M + 1.426%) due 01/01/2035 ~	34	35
3.189% (US0006M + 1.404%) due 03/01/2035 ~	15	16
3.194% (US0012M + 1.341%) due 01/01/2036 ~	3	3
3.205% (H15T1Y + 2.205%) due 09/01/2024 ~	42	42
3.206% (H15T1Y + 2.001%) due 07/01/2024 ~	27	28
3.207% (US0012M + 1.463%) due 09/01/2035 ~	4	4
3.210% (H15T1Y + 2.085%) due 11/01/2019 ~	4	4
3.210% (US0006M + 1.469%) due 09/01/2022 ~	17	18
3.220% (H15T1Y + 2.220%) due 07/01/2026 ~	2	2
3.224% (H15BIN6M + 1.750%) due 06/01/2021 ~	10	10
3.243% (H15T1Y + 2.117%) due 08/01/2032 ~	14	15
3.256% (US0012M + 1.506%) due 11/01/2032 ~	15	16
3.265% (H15T1Y + 2.140%) due 09/01/2029 ~	3	3
3.271% (H15T1Y + 2.135%) due 08/01/2033 ~	7	7
3.277% (H15T1Y + 2.152%) due 09/01/2033 ~	8	8
3.278% (H15T3Y + 2.167%) due 08/01/2022 ~	35	36
3.285% (US0012M + 1.535%) due 10/01/2034 ~	617	644
3.293% (US0012M + 1.543%) due 07/01/2035 ~	13	14
3.313% (US0012M + 1.525%) due 09/01/2035 ~	14	14
3.315% (H15T1Y + 2.065%) due 10/01/2019 ~	5	5
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	2	3
3.317% (US0006M + 1.532%) due 02/01/2035 ~	541	561
3.320% due 05/01/2028	47,508	46,872
3.326% (H15T1Y + 2.189%) due 09/01/2033 ~	36	39
3.326% (12MTA + 1.821%) due 11/01/2035 ~	847	878
3.330% due 11/01/2021 (o)	14,829	14,956
3.330% (US0012M + 1.574%) due 11/01/2034 ~	11	12
3.330% (H15T1Y + 2.241%) due 07/01/2035 ~	47	49
3.338% (US0012M + 1.588%) due 07/01/2034 ~	8	8
3.342% (H15T1Y + 2.078%) due 11/01/2035 ~	2,928	3,078
3.343% (H15T1Y + 2.168%) due 10/01/2024 ~	18	18
3.345% (US0012M + 1.595%) due 07/01/2035 - 09/01/2035 ~	1,438	1,505
3.348% (US0012M + 1.583%) due 09/01/2034 ~	3,950	4,144
3.349% (H15T1Y + 2.185%) due 07/01/2035 ~	539	558
3.353% (US0012M + 1.534%) due 12/01/2034 ~	382	402
3.353% (US0012M + 1.603%) due 12/01/2034 ~	6	6
3.355% (H15T1Y + 2.105%) due 09/01/2023 ~	54	55
3.368% (US0012M + 1.618%) due 12/01/2035 ~	215	221
3.372% (US0012M + 1.622%) due 12/01/2034 ~	21	22
3.375% (H15T1Y + 2.125%) due 12/01/2025 ~	53	54

3.375% (US0012M + 1.625%) due 11/01/2035 - 09/01/2036 ~	188	197
3.380% due 11/01/2021	970	980
3.381% (H15T1Y + 2.138%) due 08/01/2026 ~	21	21
3.381% (US0012M + 1.631%) due 08/01/2035 ~	852	899
3.383% (H15T1Y + 2.258%) due 08/01/2035 ~	15	15
3.384% (H15T1Y + 2.185%) due 07/01/2035 ~	266	277
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	11	11
3.385% (US0012M + 1.635%) due 07/01/2035 ~	190	196
3.386% (US0012M + 1.593%) due 12/01/2035 ~	26	27
3.389% (US0006M + 1.549%) due 08/01/2035 ~	273	287
3.410% (US0006M + 1.306%) due 04/01/2027 ~	12	12
3.411% (H15T1Y + 2.175%) due 11/01/2035 ~	1,035	1,093
3.413% (H15T1Y + 2.215%) due 11/01/2025 ~	7	7
3.413% (US0006M + 1.538%) due 09/01/2035 ~	428	455
3.413% (US0012M + 1.685%) due 11/01/2035 ~	917	963
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	299	311
3.415% (H15T1Y + 2.290%) due 08/01/2035 ~	9	9
3.416% due 10/01/2020	254	255
3.416% (H15T1Y + 2.120%) due 11/01/2025 ~	16	16
3.419% (US0012M + 1.592%) due 12/01/2033 ~	178	186
3.420% due 11/01/2021	4,964	5,021
3.420% (US0012M + 1.670%) due 10/01/2035 ~	12	12
3.423% (US0012M + 1.655%) due 01/01/2036 ~	113	118
3.431% (H15T1Y + 2.155%) due 02/01/2027 ~	55	56
3.435% (H15T1Y + 2.258%) due 09/01/2035 ~	399	422
3.440% (H15T1Y + 2.190%) due 11/01/2023 ~	63	64
3.440% (H15T1Y + 2.065%) due 12/01/2023 ~	51	51
3.441% (H15T1Y + 2.120%) due 03/01/2025 ~	127	131
3.445% due 03/01/2022 (o)	56,395	56,984
3.445% (US0012M + 1.648%) due 08/01/2035 ~	1,467	1,541
3.450% (H15T1Y + 2.200%) due 11/01/2023 - 06/01/2025 ~	22	21
3.450% (H15T1Y + 2.325%) due 10/01/2027 ~	25	25
3.452% (US0006M + 1.538%) due 01/01/2036 ~	180	188
3.464% (US0012M + 1.725%) due 12/01/2036 ~	25	26
3.466% (US0012M + 1.716%) due 09/01/2037 ~	23	24
3.468% (H15T1Y + 2.210%) due 06/01/2035 ~	1,946	2,056
3.470% (US0006M + 1.550%) due 03/01/2034 ~	1,650	1,709
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	10	10
3.481% (US0012M + 1.660%) due 02/01/2035 ~	1,032	1,084
3.485% (US0012M + 1.734%) due 09/01/2035 ~	28	29
3.487% (US0012M + 1.737%) due 09/01/2035 - 12/01/2035 ~	123	129
3.488% (US0012M + 1.686%) due 12/01/2034 ~	8	9
3.499% (US0012M + 1.651%) due 12/01/2035 ~	327	342
3.500% due 11/01/2021 - 03/01/2046 (o)	136,398	138,259
3.500% due 07/01/2023 - 04/01/2046	41,210	41,202
3.502% (US0006M + 1.550%) due 03/01/2034 ~	5	5
3.510% (US0012M + 1.760%) due 09/01/2035 ~	367	387
3.513% (H15T1Y + 2.065%) due 11/01/2025 ~	30	31
3.515% (US0012M + 1.765%) due 09/01/2035 ~	163	166
3.516% (US0012M + 1.766%) due 11/01/2034 ~	248	260
3.518% (H15T1Y + 2.268%) due 10/01/2035 ~	25	26
3.520% (US0012M + 1.770%) due 10/01/2035 ~	181	191
3.525% (H15T3Y + 2.225%) due 11/01/2022 ~	2	2
3.528% (US0012M + 1.778%) due 10/01/2035 ~	122	128
3.530% (US0012M + 1.780%) due 11/01/2035 ~	427	444
3.532% (US0012M + 1.782%) due 11/01/2035 ~	220	226
3.535% (H15T1Y + 2.410%) due 08/01/2027 ~	28	29
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	375	396
3.547% (US0006M + 1.602%) due 10/01/2034 ~	438	461
3.547% (US0012M + 1.797%) due 07/01/2035 ~	609	636
3.549% (US0012M + 1.710%) due 01/01/2037 ~	34	35
3.555% (H15T3Y + 2.305%) due 06/01/2022 ~	3	3
3.559% (H15T1Y + 2.146%) due 05/01/2025 ~	43	44
3.562% (US0012M + 1.576%) due 02/01/2035 ~	372	391
3.562% (US0012M + 1.750%) due 08/01/2035 ~	165	174
3.563% (H15T1Y + 2.270%) due 12/01/2025 ~	113	115
3.566% due 05/25/2035 ~	4,982	5,235
3.570% due 11/01/2021	2,578	2,619
3.575% (H15T3Y + 2.075%) due 02/01/2021 ~	2	2
3.575% (H15T1Y + 2.200%) due 12/01/2023 ~	42	43
3.576% (US0012M + 1.741%) due 12/01/2033 ~	159	167
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	920	979
3.585% (US0012M + 1.835%) due 10/01/2035 - 11/01/2035 ~	47	48
3.586% (US0012M + 1.589%) due 02/01/2035 ~	721	754
3.597% (US0012M + 1.625%) due 08/01/2035 ~	199	209
3.600% (H15T1Y + 2.130%) due 04/01/2033 ~	28	29
3.600% (US0012M + 1.777%) due 07/01/2034 ~	957	1,012
3.602% (US0012M + 1.727%) due 03/01/2034 ~	1,460	1,535
3.605% (H15T1Y + 2.000%) due 07/01/2020 ~	7	7
3.612% (H15T1Y + 2.431%) due 12/01/2023 ~	16	16
3.612% (US0012M + 1.651%) due 07/01/2033 ~	3	3
3.619% due 12/01/2020	210	213
3.625% (H15T3Y + 2.250%) due 03/01/2023 ~	34	34
3.638% (US0012M + 1.680%) due 05/01/2035 ~	2,048	2,143
3.643% (H15T3Y + 2.097%) due 10/01/2027 ~	45	45
3.662% (US0012M + 1.912%) due 07/01/2035 - 11/01/2035 ~	953	1,003

3.664% (US0012M + 1.821%) due 09/01/2037 ~	3	4
3.669% (US0012M + 1.570%) due 03/01/2035 ~	321	335
3.675% (H15T1Y + 2.313%) due 01/01/2035 ~	357	376
3.686% (H15T3Y + 1.940%) due 05/01/2023 ~	28	28
3.692% (US0012M + 1.942%) due 09/01/2035 ~	74	78
3.705% (US0006M + 1.538%) due 10/01/2035 ~	255	264
3.712% (US0012M + 1.731%) due 05/01/2038 ~(o)	12,216	12,879
3.722% (H15T3Y + 2.250%) due 03/01/2023 ~	126	127
3.730% (US0006M + 1.645%) due 04/01/2036 ~	100	104
3.732% (H15T1Y + 2.135%) due 11/01/2025 ~	156	163
3.732% (US0012M + 1.857%) due 01/01/2037 ~	13	13
3.734% (H15T1Y + 2.315%) due 06/01/2025 ~	145	149
3.737% (US0012M + 1.641%) due 04/01/2038 ~	5	5
3.747% (H15T1Y + 2.130%) due 08/01/2027 ~	311	323
3.750% (H15T1Y + 2.500%) due 10/01/2023 ~	6	6
3.757% (US0006M + 2.125%) due 08/01/2023 ~	7	7
3.757% (US0012M + 1.675%) due 02/01/2035 ~	16	16
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	6	6
3.767% (US0012M + 1.673%) due 04/01/2035 ~	22	23
3.771% (US0012M + 2.000%) due 02/01/2036 ~	51	54
3.776% (H15T1Y + 2.099%) due 05/01/2030 ~	3	3
3.782% (H15T1Y + 2.532%) due 10/01/2026 ~	5	5
3.787% (US0012M + 1.912%) due 02/01/2036 ~	284	298
3.790% (US0012M + 1.697%) due 04/01/2034 ~	50	53
3.793% (US0012M + 1.420%) due 03/01/2036 ~	71	72
3.810% (US0012M + 1.685%) due 02/01/2036 ~	29	30
3.816% (US0012M + 1.598%) due 03/01/2033 ~	50	52
3.825% (H15T5Y + 2.075%) due 02/01/2021 ~	1	1
3.836% (US0012M + 1.797%) due 03/01/2036 ~	98	103
3.858% (H15T1Y + 2.507%) due 12/01/2027 ~	100	103
3.860% (H15T1Y + 1.985%) due 05/01/2024 ~	3	3
3.875% (H15T1Y + 2.375%) due 02/01/2024 ~	9	9
3.887% (US0012M + 1.715%) due 06/01/2035 ~	23	25
3.890% (US0012M + 1.902%) due 03/01/2036 ~	306	319
3.909% (US0012M + 1.814%) due 03/01/2036 ~	106	112
3.912% (US0012M + 1.912%) due 03/01/2036 ~	139	145
3.917% (US0012M + 1.506%) due 05/01/2035 ~	35	37
3.934% (COF FD + 2.505%) due 07/01/2024 ~	16	16
3.936% (H15T1Y + 2.174%) due 07/01/2021 ~	6	6
3.954% (H15T1Y + 2.553%) due 01/01/2036 ~	148	156
3.975% (H15T1Y + 2.600%) due 12/01/2026 ~	7	7
3.979% (- 1.0*LIBOR01M + 6.070%) due 02/25/2037 ~(a)	20	2
3.980% due 07/01/2021 (o)	125,500	128,540
3.983% (H15T1Y + 2.222%) due 04/01/2027 ~	13	13
3.993% (H15T1Y + 2.095%) due 05/01/2036 ~	201	211
4.000% due 11/25/2019 - 04/01/2047	215,719	220,383
4.000% due 10/01/2026 - 11/01/2046 (o)	625,829	639,006
4.002% (US0006M + 1.785%) due 06/01/2035 ~	120	125
4.009% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 08/25/2043 ~(a)	29,684	5,287
4.010% (H15T1Y + 1.679%) due 08/01/2027 ~	124	124
4.011% (US0012M + 1.830%) due 09/01/2035 ~	153	160
4.048% (H15T1Y + 2.173%) due 04/01/2034 ~	2	2
4.050% (H15T1Y + 2.175%) due 03/01/2035 ~	2	2
4.059% (H15T1Y + 2.105%) due 01/01/2026 ~	32	32
4.059% (- 1.0*LIBOR01M + 6.150%) due 12/25/2042 ~(a)	5,696	758
4.082% (US0012M + 1.575%) due 06/01/2035 ~	685	719
4.093% (US0012M + 1.628%) due 05/01/2037 ~	9	10
4.109% (- 1.0*LIBOR01M + 6.200%) due 03/25/2039 ~(a)	21,070	1,189
4.152% (H15T1Y + 2.285%) due 05/01/2030 ~	5	5
4.159% (- 1.0*LIBOR01M + 6.250%) due 05/25/2037 - 01/25/2040 ~(a)	1,431	170
4.173% (US0012M + 1.720%) due 05/01/2035 ~	1,869	1,971
4.178% (US0012M + 1.578%) due 05/01/2034 ~	84	88
4.189% (H15T1Y + 2.545%) due 05/01/2035 ~	15	16
4.190% (H15T1Y + 2.315%) due 11/01/2025 ~	34	34
4.209% (US0012M + 1.694%) due 05/01/2033 ~	45	47
4.209% (- 1.0*LIBOR01M + 6.300%) due 08/25/2042 ~(a)	23,804	4,325
4.234% (COF 11 + 1.926%) due 12/01/2036 ~	129	135
4.237% (H15T1Y + 2.260%) due 06/01/2035 ~	818	868
4.239% (US0012M + 1.797%) due 05/01/2035 ~	560	588
4.257% (H15T1Y + 2.257%) due 06/01/2030 ~	38	38
4.280% (H15T1Y + 2.413%) due 06/01/2033 ~	38	40
4.289% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	76	10
4.299% (US0012M + 2.046%) due 06/01/2035 ~	287	306
4.303% (US0012M + 1.678%) due 05/01/2035 ~	21	22
4.310% (US0012M + 1.685%) due 06/01/2034 ~	2	2
4.337% (US0012M + 2.000%) due 04/01/2035 ~	740	788
4.375% (US0006M + 2.125%) due 10/01/2024 ~	2	2
4.381% due 06/01/2021	357	370
4.407% (COF 11 + 1.250%) due 06/01/2029 ~	5	5
4.459% (- 1.0*LIBOR01M + 6.550%) due 07/25/2036 ~(a)	768	97
4.486% (US0006M + 2.165%) due 04/01/2024 ~	26	26
4.500% due 03/01/2019 - 05/01/2046	138,208	145,803
4.500% due 05/01/2023 - 08/01/2044 (o)	41,903	43,672
4.509% (- 1.0*LIBOR01M + 6.600%) due 12/25/2036 ~(a)	61	9
4.509% (- 1.0*US0001M + 6.600%) due 06/25/2037 ~(a)	471	56
4.549% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)	274	41

4.554% (COF 11 + 1.250%) due 02/01/2028 ~	3	3
4.559% (- 1.0*LIBOR01M + 6.650%) due 07/25/2037 ~(a)	206	26
4.640% (US0012M + 2.015%) due 06/01/2036 ~	43	43
4.669% (- 1.0*LIBOR01M + 6.760%) due 05/25/2037 ~(a)	65	9
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	82	87
5.000% due 10/01/2018 - 02/01/2045	14,920	15,887
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	6	5
5.000% due 02/01/2025 - 02/01/2044 (o)	3,767	4,006
5.030% due 05/01/2024	2,013	2,188
5.145% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	2	1
5.409% (- 1.0*LIBOR01M + 7.500%) due 09/25/2038 ~(a)	148	6
5.427% due 12/25/2042 ~	8,888	9,293
5.500% due 10/01/2018 - 02/01/2042	61,143	65,354
5.500% due 10/01/2022 - 09/01/2041 (o)	66,434	71,336
5.750% due 12/20/2027 - 08/25/2034	1,238	1,342
6.000% due 01/01/2019 - 10/25/2044	94,276	103,446
6.000% due 10/01/2022 - 10/01/2040 (o)	105,171	115,677
6.174% (- 1.6*LIBOR01M + 9.520%) due 10/25/2043 ~	51,190	51,701
6.250% due 07/01/2024 - 02/25/2029	277	292
6.290% due 02/25/2029 ~	30	31
6.300% due 10/17/2038	684	687
6.500% due 04/01/2019 - 02/25/2047	18,459	20,253
6.500% due 06/01/2037 (o)	1,015	1,160
6.500% due 10/25/2042 ~	7,297	8,249
6.750% due 10/25/2023	40	42
6.900% due 05/25/2023	5	5
6.964% due 08/25/2037 ~	40	42
7.000% due 03/25/2020 - 01/25/2048	2,757	2,964
7.375% due 05/25/2022	116	123
7.500% due 07/01/2018 - 07/25/2041	1,336	1,384
7.500% due 06/19/2041 ~	11	13
7.750% due 01/25/2022	39	41
7.800% due 10/25/2022	28	30
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	2,482	2,718
8.000% due 08/18/2027 (a)	2	0
8.000% due 02/01/2031 (o)	986	1,173
8.500% due 03/01/2020 - 07/01/2037	909	1,005
8.750% due 01/25/2021	11	11
8.996% due 03/25/2039 ~	2	2
9.000% due 11/25/2019 - 11/01/2025	132	140
9.000% due 06/25/2022 (a)	4	1
9.162% due 09/25/2028 ~	3	3
9.500% due 12/01/2018 - 03/01/2026	44	46
10.000% due 10/01/2018 - 05/01/2022	4	3
Fannie Mae, TBA
3.000% due 07/01/2033 - 08/01/2048	7,849,880	7,618,915
3.500% due 07/01/2033 - 08/01/2048	9,767,050	9,732,511
4.000% due 07/01/2048 - 09/01/2048	11,229,365	11,431,695
4.500% due 07/01/2033 - 08/01/2048	1,845,650	1,919,077
5.000% due 08/01/2048	67,200	71,058
5.500% due 07/01/2033 - 08/01/2048	280,000	299,487
6.000% due 07/01/2048	66,000	72,193
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	2,373	2,369
Federal Housing Administration
6.896% due 07/01/2020	546	546
7.350% due 04/01/2019	1	1
7.430% due 11/01/2018 - 05/01/2024	718	718
7.465% due 11/01/2019	53	53
8.280% due 03/01/2020	29	29
Freddie Mac
0.200% due 09/25/2043 (a)	906,544	2,850
1.367% due 06/15/2039 ~(a)	12,749	618
1.382% due 11/15/2038 ~(a)	36,978	1,852
1.393% due 08/25/2022 ~(a)	148,376	6,408
1.413% due 10/15/2041 ~(a)	7,458	315
1.644% due 12/25/2018 ~(a)	268,541	772
1.679% due 06/25/2020 ~(a)	15,050	361
1.712% (COF 11 + 1.050%) due 12/01/2026 ~	111	109
1.774% due 05/15/2038 ~(a)	3,353	193
2.000% (LIBOR01M + 0.040%) due 12/25/2036 ~	1,371	1,371
2.323% due 10/25/2018	14	14
2.323% (LIBOR01M + 0.250%) due 07/15/2034 ~	109	109
2.347% (LIBOR01M + 0.440%) due 11/15/2042 ~(o)	18,821	18,867
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	221	220
2.373% (LIBOR01M + 0.300%) due 02/15/2037 ~	5	5
2.413% (LIBOR01M + 0.340%) due 02/15/2037 ~	13	13
2.423% (LIBOR01M + 0.350%) due 12/15/2029 ~	33	33
2.473% (LIBOR01M + 0.400%) due 06/15/2031 - 05/15/2041 ~	2,166	2,170
2.516% (COF 11 + 1.770%) due 05/01/2021 ~	43	42
2.523% (LIBOR01M + 0.450%) due 11/15/2030 - 12/15/2031 ~	45	45
2.540% (T1Y + 1.750%) due 10/25/2023 ~	186	191
2.570% (COF 11 + 1.820%) due 12/01/2018 ~	1	1
2.573% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	68	68
2.577% (12MTA + 1.200%) due 02/25/2045 ~	12,466	12,501

2.623% (LIBOR01M + 0.550%) due 01/15/2042 ~	172	174
2.651% (LIBOR01M + 0.650%) due 09/25/2025 ~	28,367	28,477
2.653% (LIBOR01M + 0.580%) due 05/15/2032 - 07/15/2037 ~	3,232	3,269
2.683% (COF 11 + 1.936%) due 03/01/2022 ~	4	4
2.701% (LIBOR01M + 0.700%) due 09/25/2022 ~	51,552	51,726
2.743% (LIBOR01M + 0.670%) due 08/15/2037 ~	3,953	4,007
2.762% (COF 11 + 2.137%) due 01/01/2021 ~	3	3
2.783% (LIBOR01M + 0.710%) due 10/15/2037 ~	1,606	1,631
2.793% (LIBOR01M + 0.720%) due 05/15/2037 ~	1,162	1,178
2.803% (LIBOR01M + 0.730%) due 05/15/2040 ~	21	21
2.823% (LIBOR01M + 0.750%) due 08/15/2036 ~	30	30
2.835% (12MTA + 1.400%) due 07/25/2044 ~	2,068	2,080
2.880% (LIBOR01M + 1.250%) due 10/25/2023 ~	37	38
2.923% (LIBOR01M + 0.850%) due 11/15/2039 ~	25	25
2.990% (H15T3Y + 2.088%) due 10/01/2020 ~	1	1
3.000% due 03/01/2027	19	19
3.000% due 08/15/2027 (a)	10,471	972
3.005% (H15T1Y + 1.881%) due 10/01/2022 ~	11	11
3.055% (H15T1Y + 1.555%) due 01/01/2022 ~	10	10
3.073% (LIBOR01M + 1.000%) due 02/15/2021 ~	2	2
3.091% (LIBOR01M + 1.000%) due 05/25/2043 ~	4,523	4,628
3.110% (H15T1Y + 2.110%) due 07/01/2022 ~	23	23
3.125% (H15T1Y + 1.875%) due 09/01/2018 ~	1	1
3.127% (US0012M + 1.345%) due 09/01/2035 ~	24	25
3.135% (H15T1Y + 2.088%) due 07/01/2023 ~	10	11
3.139% (H15T3Y + 2.074%) due 03/01/2021 ~	3	3
3.155% (H15T3Y + 2.155%) due 01/01/2019 ~	3	3
3.191% (H15T1Y + 2.085%) due 07/01/2020 ~	18	18
3.216% (US0012M + 1.466%) due 09/01/2035 ~	8	9
3.222% (H15T1Y + 2.097%) due 07/01/2032 ~	1	1
3.236% (US0006M + 1.570%) due 02/01/2037 ~	6	6
3.240% (H15T1Y + 2.240%) due 08/01/2023 ~	7	8
3.250% (H15T1Y + 2.125%) due 08/01/2023 ~	13	13
3.341% (H15T1Y + 2.092%) due 11/01/2023 ~	34	35
3.345% (US0012M + 1.595%) due 08/01/2035 ~	325	340
3.365% (H15T1Y + 2.240%) due 09/01/2023 ~	19	19
3.375% (H15T3Y + 1.875%) due 05/01/2023 ~	3	3
3.375% (US0012M + 1.625%) due 10/01/2035 ~	112	118
3.385% (H15T1Y + 2.135%) due 06/01/2021 ~	1	1
3.390% (H15T1Y + 2.015%) due 05/01/2020 ~	2	2
3.390% (H15T1Y + 2.140%) due 11/01/2026 ~	114	115
3.418% (US0006M + 1.355%) due 05/01/2037 ~	119	122
3.420% (US0012M + 1.625%) due 01/01/2036 ~	1	1
3.423% (US0012M + 1.520%) due 04/01/2036 ~	246	256
3.448% (US0006M + 1.448%) due 10/01/2023 ~	17	17
3.461% (H15T1Y + 2.247%) due 05/01/2027 ~	3	4
3.472% (US0012M + 1.347%) due 03/01/2035 ~	188	197
3.475% (US0012M + 1.725%) due 10/01/2035 ~	6,136	6,437
3.483% (US0006M + 1.483%) due 03/01/2024 ~	23	23
3.485% (US0012M + 1.735%) due 09/01/2035 ~	1,732	1,820
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	65	67
3.493% (H15T1Y + 2.242%) due 11/01/2035 ~	3,339	3,530
3.494% (H15T1Y + 2.369%) due 09/01/2023 ~	124	126
3.495% (US0012M + 1.745%) due 10/01/2035 ~	4,421	4,654
3.500% due 09/01/2018 - 02/01/2044	23,598	23,396
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.500% (US0012M + 1.625%) due 03/01/2035 ~	20	20
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	9	9
3.514% (H15T1Y + 2.264%) due 04/01/2029 ~	34	35
3.515% (US0012M + 1.765%) due 10/01/2035 ~	149	152
3.521% (US0012M + 1.771%) due 09/01/2035 ~	67	70
3.525% (H15T1Y + 2.250%) due 08/01/2035 ~(o)	5,724	6,059
3.530% (H15T1Y + 2.364%) due 10/01/2024 ~	5	6
3.530% (US0012M + 1.780%) due 07/01/2033 ~	1	1
3.532% (H15T3Y + 2.265%) due 04/01/2029 ~	3	3
3.547% (H15T1Y + 2.208%) due 06/01/2024 ~	54	57
3.548% (H15T1Y + 2.298%) due 10/01/2023 ~	65	66
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~	1,555	1,643
3.551% (US0012M + 1.731%) due 08/01/2035 ~	8	8
3.557% (H15T1Y + 2.244%) due 07/01/2025 ~	56	58
3.558% (US0012M + 1.625%) due 02/01/2038 ~	3	3
3.560% (US0012M + 1.810%) due 11/01/2035 ~	162	165
3.567% (US0012M + 1.733%) due 01/01/2037 ~	53	56
3.570% (H15T1Y + 2.244%) due 09/01/2028 ~	1	1
3.573% (US0012M + 1.663%) due 02/01/2036 ~	103	108
3.574% (H15T1Y + 2.157%) due 07/01/2024 ~	9	9
3.587% due 08/15/2032 ~	388	394
3.598% (H15T1Y + 2.209%) due 04/01/2024 ~	62	63
3.598% (H15T1Y + 2.357%) due 01/01/2028 ~	9	9
3.615% (H15T1Y + 2.202%) due 10/01/2026 ~	97	101
3.620% (US0012M + 1.870%) due 10/01/2035 - 11/01/2035 ~	4,599	4,854
3.623% (H15T1Y + 2.447%) due 10/01/2023 ~	32	32
3.625% (H15T1Y + 2.309%) due 08/01/2023 ~	195	198
3.625% (H15T1Y + 2.375%) due 12/01/2023 ~	37	37
3.626% (US0012M + 1.876%) due 12/01/2035 ~	68	71
3.634% (H15T1Y + 2.219%) due 02/01/2025 ~	4	5

3.636% (H15T1Y + 2.183%) due 04/01/2025 ~	2	2
3.636% (H15T1Y + 2.244%) due 11/01/2028 ~	179	183
3.643% (US0012M + 1.893%) due 07/01/2032 ~	15	16
3.646% (US0012M + 1.867%) due 02/01/2037 ~	5	5
3.666% (US0012M + 1.822%) due 07/01/2036 ~	2	2
3.669% (H15T1Y + 2.250%) due 06/01/2024 ~	108	110
3.671% (US0006M + 1.671%) due 09/01/2023 ~	2	2
3.689% (US0012M + 1.610%) due 05/01/2035 ~	4,533	4,742
3.689% (US0012M + 1.860%) due 07/01/2035 ~	2,449	2,591
3.715% (US0006M + 2.090%) due 07/01/2023 ~	29	29
3.731% (US0012M + 1.687%) due 07/01/2035 ~	1,219	1,280
3.740% (US0012M + 1.784%) due 09/01/2037 ~	2	2
3.742% (US0012M + 1.738%) due 03/01/2036 ~	51	53
3.748% (H15T1Y + 2.230%) due 08/01/2023 ~	73	74
3.750% due 01/25/2036 ~	1,856	1,866
3.753% (H15T1Y + 2.408%) due 07/01/2030 ~	213	222
3.765% (H15T1Y + 2.357%) due 07/01/2027 ~	5	5
3.795% (H15T1Y + 2.545%) due 06/01/2030 ~	183	189
3.807% (H15T1Y + 2.239%) due 10/01/2024 ~	17	17
3.812% (US0012M + 1.715%) due 03/01/2035 ~	7	8
3.819% (H15T1Y + 2.250%) due 08/01/2035 ~	13	14
3.851% (H15T1Y + 2.196%) due 06/01/2022 ~	20	20
3.865% (H15T1Y + 2.320%) due 09/01/2023 ~	58	60
3.865% (US0012M + 1.790%) due 04/01/2036 ~	16	17
3.872% (H15T1Y + 2.372%) due 01/01/2024 ~	2	2
3.879% (H15T1Y + 2.186%) due 04/01/2025 ~	24	24
3.899% (H15T1Y + 2.035%) due 06/01/2033 ~	91	95
3.904% (H15T1Y + 2.303%) due 02/01/2026 ~	198	203
3.914% (US0012M + 1.939%) due 11/01/2034 ~	126	134
3.927% (- 1.0*LIBOR01M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	42,412	7,042
3.957% (US0012M + 1.815%) due 03/01/2036 ~	84	85
4.000% due 09/15/2018 - 03/01/2044	27,360	28,270
4.000% due 10/01/2025 - 04/01/2044 (o)	3,438	3,535
4.006% (H15T1Y + 2.181%) due 06/01/2022 ~	63	64
4.006% (US0006M + 1.875%) due 04/01/2023 ~	2	2
4.020% due 01/25/2047 ~	100	100
4.041% (H15T1Y + 2.237%) due 05/01/2023 ~	7	7
4.070% (US0012M + 1.855%) due 06/01/2037 ~	6	6
4.086% (US0012M + 1.722%) due 06/01/2035 ~(o)	8,628	9,079
4.120% (US0006M + 1.620%) due 05/01/2023 ~	20	20
4.137% (H15T1Y + 2.830%) due 07/01/2019 ~	9	9
4.160% (US0012M + 1.743%) due 05/01/2037 ~	20	20
4.166% (US0012M + 1.750%) due 08/01/2035 ~	61	64
4.177% (- 1.0*LIBOR01M + 6.250%) due 02/15/2038 ~(a)	454	43
4.196% (US0006M + 2.120%) due 05/01/2037 ~	7	7
4.227% (- 1.0*LIBOR01M + 6.300%) due 05/15/2039 ~(a)	393	57
4.230% (H15T1Y + 2.230%) due 09/01/2023 ~	8	8
4.244% (H15T1Y + 2.294%) due 05/01/2023 ~	9	9
4.245% (US0012M + 1.870%) due 05/01/2036 ~	90	94
4.356% (US0006M + 2.106%) due 10/01/2023 ~	23	23
4.377% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 ~(a)	242	39
4.427% (- 1.0*LIBOR01M + 6.500%) due 08/15/2036 ~(a)	174	28
4.437% (- 1.0*LIBOR01M + 6.510%) due 12/15/2041 ~(a)	17,749	2,872
4.500% due 07/15/2018 - 02/01/2046	48,950	51,098
4.500% due 08/01/2023 - 10/01/2044 (o)	59,273	61,964
4.507% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)	252	32
4.577% (- 1.0*LIBOR01M + 6.650%) due 11/15/2036 ~(a)	9,399	1,465
5.000% due 08/01/2018 - 07/01/2040	9,715	10,175
5.500% due 06/01/2019 - 03/01/2038	5,056	5,463
5.950% due 06/15/2028	10,158	10,818
6.000% due 10/01/2018 - 10/15/2036	17,818	19,604
6.000% due 05/01/2026 - 09/01/2027 (o)	10,024	10,959
6.101% (- 1.5*LIBOR01M + 9.075%) due 11/15/2033 ~	535	532
6.203% (- 1.6*LIBOR01M + 9.520%) due 09/15/2043 - 12/15/2043 ~	27,193	28,222
6.250% due 12/15/2028	169	181
6.500% due 09/15/2021 - 10/25/2043	47,972	53,178
6.950% due 07/15/2021 - 08/15/2021	2	2
6.980% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	9	10
7.000% due 11/15/2020 - 10/25/2043	10,636	12,017
7.000% due 09/15/2023 (a)	2	0
7.400% due 02/01/2021	9	9
7.500% due 01/15/2021 - 10/01/2036	3,068	3,379
7.645% due 05/01/2025	4,383	4,884
8.000% due 04/15/2021 - 06/01/2025	452	495
8.250% due 06/15/2022	24	26
8.500% due 06/15/2021 - 06/01/2030	178	189
8.750% due 12/15/2020	10	10
8.900% due 11/15/2020	15	15
9.000% due 09/15/2020 - 07/01/2030	52	54
9.500% due 09/01/2020 - 12/01/2022	8	8
12.998% (- 3.793*LIBOR01M + 20.862%) due 05/15/2033 ~	220	269
26.200% (- 6.0*LIBOR01M + 38.640%) due 08/15/2037 ~	689	936
Freddie Mac, TBA
3.500% due 07/01/2048	1,107,000	1,100,915
4.000% due 07/01/2048 - 08/01/2048	518,000	527,249
4.500% due 07/01/2048	365,900	380,805

5.500% due 07/01/2048	81,000	86,548
Ginnie Mae
0.877% due 11/16/2043 ~(a)	92,196	3,319
2.332% due 05/20/2047 ~	3,622	3,624
2.343% (US0001M + 0.460%) due 06/20/2065 ~(o)	40,293	40,406
2.347% (US0001M + 0.430%) due 05/20/2065 ~(o)	9,092	9,108
2.353% (US0001M + 0.470%) due 09/20/2065 ~(o)	31,304	31,409
2.377% (US0001M + 0.460%) due 02/20/2067 ~(o)	16,193	16,217
2.387% (US0001M + 0.470%) due 06/20/2067 ~	4,320	4,337
2.417% (US0001M + 0.500%) due 01/20/2061 - 07/20/2063 ~	10,546	10,580
2.417% (US0001M + 0.500%) due 03/20/2065 ~(o)	5,866	5,871
2.467% (US0001M + 0.550%) due 05/20/2065 ~(o)	7,339	7,366
2.485% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	115	115
2.487% (US0001M + 0.570%) due 04/20/2062 ~	1,806	1,815
2.487% (US0001M + 0.570%) due 06/20/2065 ~(o)	14,620	14,684
2.497% (US0001M + 0.580%) due 06/20/2065 ~	5,652	5,681
2.500% due 03/15/2043 - 07/15/2043	286	271
2.517% (US0001M + 0.600%) due 03/20/2062 - 08/20/2065 ~	22,817	22,948
2.537% (US0001M + 0.620%) due 08/20/2065 ~(o)	52,100	52,447
2.577% (US0001M + 0.660%) due 12/20/2065 ~(o)	24,934	25,149
2.585% (LIBOR01M + 0.500%) due 02/16/2030 - 04/16/2032 ~	253	254
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2041 ~	11,163	11,468
2.635% (LIBOR01M + 0.550%) due 12/16/2025 ~	20	20
2.656% (US0001M + 0.680%) due 02/20/2060 ~	2,390	2,406
2.667% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~(o)	38,901	39,402
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	435	440
2.700% (H15T1Y + 0.450%) due 04/20/2063 ~	2,708	2,713
2.700% (H15T1Y + 0.450%) due 05/20/2063 ~(o)	8,180	8,195
2.710% due 11/20/2067 ~	4,316	4,463
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2034 ~	8,081	8,270
2.767% (US0001M + 0.850%) due 04/20/2066 - 11/20/2066 ~(o)	35,271	35,912
2.837% (US0001M + 0.920%) due 07/20/2065 ~	2,429	2,474
2.917% (US0001M + 1.000%) due 01/20/2066 ~	4,252	4,352
2.917% (US0001M + 1.000%) due 03/20/2066 ~(o)	48,043	49,182
2.967% (US0001M + 1.050%) due 02/20/2066 ~(o)	38,659	39,593
2.999% (H15T1Y + 0.939%) due 02/20/2060 ~	31,056	31,657
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 06/20/2041 ~	45	46
3.034% (LIBOR01M + 0.950%) due 03/20/2031 ~	32	33
3.067% (US0001M + 1.150%) due 03/20/2066 ~(o)	12,442	12,810
3.125% (H15T1Y + 1.500%) due 12/20/2018 - 10/20/2038 ~	7,077	7,246
3.247% (US0012M + 0.750%) due 04/20/2067 ~(o)	9,881	10,195
3.247% (US0012M + 0.750%) due 04/20/2067 ~	3,383	3,489
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2034 ~	8,001	8,194
3.500% (H15T1Y + 1.500%) due 08/20/2020 - 03/20/2025 ~	27	28
3.500% due 10/15/2041 - 10/15/2047	10,598	10,649
3.500% due 06/15/2044 - 10/15/2047 (o)	53,568	53,783
3.527% (US0012M + 0.750%) due 06/20/2067 ~(o)	19,718	20,417
3.666% (- 1.0*LIBOR01M + 5.750%) due 03/20/2040 ~(a)	20,110	2,589
3.875% (H15T1Y + 2.000%) due 01/20/2025 ~	5	5
3.950% due 07/15/2025	73	73
4.000% due 05/20/2041 - 11/20/2045	6,684	6,857
4.000% due 02/20/2044 (a)	48,330	8,457
4.000% due 07/20/2046 - 08/20/2046 (o)	3,192	3,288
4.016% (- 1.0*LIBOR01M + 6.100%) due 07/20/2041 ~(a)	18,594	2,531
4.116% (- 1.0*LIBOR01M + 6.200%) due 06/20/2043 ~(a)	25,490	3,218
4.500% due 11/16/2028 - 08/15/2033	860	888
4.515% (- 1.0*LIBOR01M + 6.600%) due 07/16/2031 - 08/16/2033 ~(a)	944	138
4.750% due 07/20/2035	1,322	1,405
5.000% due 07/15/2033 - 06/15/2047	3,781	3,996
5.000% due 05/15/2039 - 09/15/2047 (o)	9,318	9,820
5.500% due 05/15/2021 - 03/16/2034	1,314	1,407
6.000% due 08/15/2019 - 12/20/2041	7,187	7,901
6.500% due 11/15/2023 - 09/20/2038	1,057	1,160
6.750% due 10/16/2040 ~	597	626
7.000% due 12/15/2022 - 10/15/2034	382	423
7.500% due 02/15/2022 - 02/15/2035	248	274
7.750% due 08/20/2025 - 12/15/2040	1,404	1,404
8.000% due 01/20/2022 - 10/20/2031	294	319
8.250% due 04/15/2020	2	2
8.300% due 06/15/2019	1	1
8.500% due 12/15/2019 - 04/15/2031	201	218
9.000% due 02/15/2019 - 01/15/2031	128	131
9.500% due 09/15/2018 - 12/15/2026	16	14
10.000% due 12/20/2018 - 02/15/2025	7	7
Ginnie Mae, TBA
3.000% due 07/01/2048	12,000	11,745
3.500% due 07/01/2048	52,000	52,187
4.000% due 07/01/2048 - 08/01/2048	731,040	748,790
Jamaica Housing Development AID Bond
2.337% due 10/01/2018 «	319	314
Small Business Administration
2.500% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	14	14
2.600% (PRIME - 2.150%) due 01/25/2019 ~	5	5
4.340% due 03/01/2024	28	29
4.350% due 07/01/2023	67	68
4.625% due 02/01/2025	192	197

4.770% due 04/01/2024	114	117
4.840% due 02/01/2023	60	62
4.870% due 12/01/2024	181	186
4.890% due 12/01/2023	101	105
4.930% due 01/01/2024	221	228
4.950% due 03/01/2025	241	248
5.110% due 08/01/2025	72	74
5.130% due 09/01/2023	625	647
5.190% due 07/01/2024	31	32
5.240% due 08/01/2023	58	60
5.310% due 05/01/2027	64	67
5.320% due 04/01/2027	81	83
5.340% due 11/01/2021	391	398
5.510% due 11/01/2027	108	115
5.520% due 06/01/2024	609	632
5.600% due 09/01/2028	362	385
5.780% due 08/01/2027	12	12
5.820% due 07/01/2027	574	598
5.870% due 07/01/2028	179	189
6.020% due 08/01/2028	160	171
6.070% due 07/01/2026	164	171
6.290% due 01/01/2021	39	40
6.340% due 03/01/2021	321	329
6.440% due 02/01/2021	88	91
6.900% due 12/01/2020	76	77
7.060% due 11/01/2019	42	43
7.190% due 12/01/2019	13	13
7.200% due 10/01/2019	25	25
7.630% due 06/01/2020	88	90
Vendee Mortgage Trust
0.166% due 06/15/2023 ~(a)	3,812	6
6.402% due 01/15/2030 ~	723	777
6.500% due 09/15/2024	3,181	3,430

Total U.S. Government Agencies (Cost $37,788,540)		37,878,023

U.S. TREASURY OBLIGATIONS 13.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (o)	391,500	376,306
2.750% due 11/15/2042 (o)(q)	862,100	828,239
2.875% due 05/15/2043 (o)	97,619	95,810
3.000% due 05/15/2042 (o)(q)(s)	468,570	470,876
3.000% due 11/15/2044 (o)(q)	759,246	761,411
3.000% due 05/15/2047 (o)	30	30
3.000% due 02/15/2048 (o)	301,600	302,366
3.125% due 02/15/2043 (o)	252,000	258,394
3.125% due 08/15/2044 (o)	2,092,407	2,145,535
3.375% due 05/15/2044 (o)(q)	111,125	118,943
3.625% due 08/15/2043 (o)	334,100	371,986
3.625% due 02/15/2044 (o)(q)(s)	18,300	20,397
4.250% due 11/15/2040 (o)(q)(s)	49,400	59,844
4.375% due 02/15/2038 (o)(q)(s)	53,000	64,558
4.375% due 11/15/2039 (o)(q)(s)	294,450	361,276
4.375% due 05/15/2040 (q)	52,700	64,791
4.500% due 02/15/2036 (o)	65	79
4.500% due 05/15/2038 (o)(q)(s)	104,400	129,330
6.250% due 05/15/2030 (s)	226	302
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (o)(q)(s)	55,321	55,380
U.S. Treasury Notes
1.750% due 03/31/2022 (q)(s)	54,500	52,697
1.750% due 09/30/2022 (o)(q)	415,400	399,514
1.875% due 07/31/2022 (o)	254,800	246,643
2.000% due 08/31/2021 (q)(s)	27,200	26,670
2.000% due 10/31/2021 (q)	100,700	98,600
2.000% due 10/31/2022 (q)	15,330	14,884
2.000% due 02/15/2025 (q)(s)	10,800	10,271
2.000% due 11/15/2026 (q)	4,950	4,638
2.125% due 12/31/2021 (q)	19,000	18,656
2.125% due 09/30/2024 (o)(q)(s)	1,102,000	1,059,362
2.125% due 05/15/2025 (q)(s)	7,200	6,890
2.250% due 11/15/2024 (o)	655,716	634,444
2.250% due 11/15/2025 (q)(s)	3,450	3,318
2.250% due 02/15/2027 (o)(q)(s)	47,300	45,134
2.375% due 05/15/2027 (o)	333,700	321,291

Total U.S. Treasury Obligations (Cost $9,866,487)		9,428,865

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.3%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	205	205
Adjustable Rate Mortgage Trust
2.211% due 08/25/2036 •	5,669	3,486
2.631% due 11/25/2035 •	20	17
3.241% due 03/25/2035 •	5,130	4,845
3.369% due 01/25/2036 ^~	3,219	3,078

3.597% due 03/25/2035 ~		1,804	1,797
3.655% due 11/25/2035 ^~		405	349
3.769% due 09/25/2035 ~		1,999	1,640
3.855% due 07/25/2035 ~		1,063	1,031
3.886% due 01/25/2036 ~		2,016	1,780
4.055% due 10/25/2035 ^~		4,366	4,147
4.069% due 09/25/2035 ^		217	207
4.096% due 03/25/2036 ^~		224	187
4.099% due 08/25/2035 ~		1,085	1,075
4.407% due 11/25/2035 ^~		3,686	3,512
4.502% due 07/25/2035 ~		2,733	2,710
Aggregator of Loans Backed by Assets PLC
1.748% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	438	583
American Home Mortgage Assets Trust
2.211% due 10/25/2046 •		$12,674	12,018
2.281% (US0001M + 0.190%) due 05/25/2046 ^~		20,528	17,333
3.245% due 11/25/2035 ^~		6,381	5,945
American Home Mortgage Investment Trust
3.746% due 10/25/2034 •		2,293	2,304
3.998% due 09/25/2045 •		2,029	2,032
4.200% due 02/25/2044 •		31	31
4.217% due 12/25/2035 •		1,650	1,086
4.217% due 11/25/2045 ^•		6,353	4,927
4.467% due 02/25/2045 •		1,609	1,621
Ashford Hospitality Trust
3.050% due 05/15/2035 «•(c)		50,900	50,915
Banc of America Alternative Loan Trust
2.491% due 05/25/2035 ^•		633	537
5.500% due 06/25/2037 ^		1,072	974
6.000% due 11/25/2035 ^		900	913
6.000% due 07/25/2046 ^		1,695	1,525
Banc of America Funding Trust
2.191% due 04/25/2037 •		294	239
2.274% due 10/20/2036 •		13,559	12,163
2.274% due 10/20/2046 ^•		2,246	2,114
2.294% due 04/20/2047 ^•		3,757	3,413
2.301% due 04/25/2037 ^•		2,495	2,063
2.371% due 07/25/2037 •		1,361	1,309
2.384% due 02/20/2035 •		545	544
2.491% due 05/25/2037 ^•		4,858	4,333
2.664% due 05/20/2035 ^•		672	588
3.602% due 09/20/2034 ~		167	172
3.636% due 10/20/2046 ^~		3,070	2,635
3.661% due 09/20/2047 ^~		4,236	3,832
3.682% due 03/20/2035 ~		383	389
3.696% due 10/20/2046 ^~		1,929	1,545
3.745% due 11/20/2035 ^~		1,586	1,503
3.770% due 09/20/2046 ^~		2,694	2,458
3.772% due 03/20/2036 ~		205	193
3.793% due 11/20/2034 ~		3,788	3,722
3.819% due 02/20/2036 ~		3,288	3,122
3.840% due 04/20/2036 ^~		2,816	2,605
3.885% due 05/20/2036 ^~		1,321	1,268
3.909% due 05/25/2035 ~		50	52
3.946% due 03/20/2036 ~		511	495
4.046% due 01/20/2047 ^~		95	92
5.500% due 09/25/2034		3,742	3,695
5.750% due 10/25/2035		1,959	1,902
5.750% due 09/25/2036		1,566	1,559
5.753% due 10/25/2036 ^×		606	557
5.837% due 01/25/2037 ^×		505	467
5.888% due 04/25/2037 ^×		1,744	1,560
6.000% due 09/25/2036		2,791	2,742
6.000% due 09/25/2036 ^		242	233
6.000% due 09/25/2036 •		289	278
6.000% due 03/25/2037 ^		8,359	7,548
Banc of America Mortgage Trust
3.511% due 11/25/2034 ~		1,288	1,320
3.619% due 07/25/2035 ~		1,522	1,417
3.643% due 11/25/2035 ^~		472	473
3.651% due 11/25/2034 ~		792	809
3.697% due 08/25/2035 ^~		4,761	4,708
3.704% due 02/25/2035 ~		1,349	1,342
3.852% due 01/25/2036 ~		2,561	2,429
3.912% due 02/25/2035 ~		440	437
3.929% due 09/25/2033 ~		614	616
3.932% due 07/25/2035 ^~		787	741
3.940% due 11/25/2034 ~		486	504
3.976% due 07/25/2035 ~		599	588
4.151% due 04/25/2034 ~		71	72
4.202% due 05/25/2034 ~		368	373
4.398% due 07/25/2034 ~		92	94
4.436% due 05/25/2033 ~		520	532
4.817% due 07/20/2032 ~		96	98
5.500% due 12/25/2020		270	274
5.500% due 05/25/2037 ^		432	373

6.000% due 10/25/2036 ^	3,404	3,239
6.000% due 07/25/2046 ^•	1,138	1,089
6.500% due 10/25/2031	25	26
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	26,089	26,117
Bayview Commercial Asset Trust
2.521% due 08/25/2034 •	232	231
BCAP LLC
4.016% due 08/26/2036 ~	13,302	11,661
6.000% due 10/26/2037 ~	3,815	3,541
BCAP LLC Trust
0.891% due 09/28/2036 •	28,890	26,538
1.956% due 07/28/2047 •	44,671	41,954
2.090% due 02/28/2037 •	9,946	8,883
2.091% due 11/28/2046 •	13,013	12,565
2.100% due 11/26/2036 •	3,244	3,047
2.120% due 11/26/2036 •	19,857	19,213
2.120% due 01/28/2037 ~	2,556	2,519
2.129% due 04/28/2036 ~	5,069	5,061
2.130% due 08/26/2033 •	11,863	11,462
2.130% due 11/28/2036 ~	14,017	13,578
2.130% due 12/28/2036 •	12,682	12,300
2.130% due 06/28/2047 •	31,381	25,135
2.140% due 06/26/2037 •	9,366	8,326
2.148% due 07/26/2036 ~	3,350	3,219
2.150% due 09/28/2046 ~	13,611	11,570
2.150% due 11/28/2046 •	2,766	2,746
2.160% due 10/28/2036 •	11,851	11,255
2.180% due 06/28/2037 •	11,701	10,042
2.204% due 01/26/2047 •	12,362	11,338
2.210% due 08/28/2036 •	20,684	20,355
2.224% due 04/28/2047 •	13,389	11,523
2.234% due 05/28/2047 •	15,739	12,986
2.260% due 07/28/2035 ~	12,531	11,145
2.260% due 03/26/2036 •	23,701	23,309
2.274% due 12/28/2046 •	17,581	16,169
2.280% due 10/28/2035 ~	9,415	8,360
2.290% due 01/28/2036 ~	17,589	16,862
2.290% due 02/28/2036 •	16,222	14,565
2.301% due 05/25/2047 •	94	88
2.304% due 11/26/2046 •	3,277	3,275
2.310% due 05/26/2036 •	4	4
2.311% due 05/25/2047 ^•	11,544	10,680
2.314% due 10/28/2046 ~	11,258	10,052
2.340% due 01/28/2036 •	18,020	15,956
2.444% due 07/28/2046 •	20,448	18,614
2.500% due 11/28/2035 •	19,605	18,359
2.568% due 11/28/2035 ~	12,399	10,345
2.680% due 12/28/2035 ~	11,307	11,019
2.695% due 12/28/2034 ~	5,504	5,361
2.882% due 03/28/2037 ~	16,384	14,885
2.890% due 01/26/2035 •	45,037	40,997
2.960% due 08/26/2037 •	14,296	14,093
3.208% due 12/28/2036 ~	12,196	11,620
3.260% due 11/28/2035 •	18,636	15,064
3.305% due 03/26/2036 ~	18,756	17,737
3.337% due 02/28/2036 ~	8,779	8,126
3.338% due 07/28/2036 •	23,609	15,673
3.354% due 08/28/2046 ~	10,947	9,723
3.359% due 09/28/2035 ~	18,288	18,198
3.387% due 01/28/2038 ~	48,415	42,194
3.395% due 03/28/2036 ~	11,063	10,574
3.398% due 12/28/2035 ~	13,879	13,743
3.402% due 02/28/2036 ~	10,091	9,209
3.430% due 02/28/2037 ~	9,361	8,144
3.438% due 12/28/2036 ~	10,027	8,991
3.454% due 05/28/2036 ~	13,409	12,102
3.462% due 08/28/2036 ~	115,953	115,051
3.466% due 08/28/2036 ~	12,682	11,003
3.475% due 06/28/2036 ~	16,069	14,826
3.479% due 11/28/2037 ~	13,043	10,155
3.522% due 11/28/2035 ~	22,860	19,993
3.530% due 10/28/2035 ~	12,362	12,566
3.552% due 02/26/2036 ~	2,127	2,133
3.566% due 01/28/2036 ~	10,570	10,471
3.604% due 03/28/2036 ~	9,956	8,196
3.630% due 09/28/2035 ~	10,656	10,932
3.640% due 10/26/2036 ~	1,808	1,836
3.652% due 10/28/2035 ~	10,410	10,262
3.654% due 03/28/2036 ~	7,701	7,884
3.657% due 11/28/2035 ~	20,174	20,607
3.660% due 02/28/2036 ~	7,029	6,139
3.663% due 09/28/2035 ~	8,127	6,862
3.681% due 08/28/2036 ~	27,622	27,014
3.684% due 10/28/2035 ~	9,993	10,090
3.693% due 07/28/2036 ~	76,727	75,642

3.714% due 02/28/2036 ~	16,181	14,679
3.736% due 05/26/2036 ~	8,033	6,687
3.772% due 04/28/2036 ~	7,093	6,997
3.781% due 05/28/2035 ~	55,069	56,940
3.788% due 10/26/2035 ~	10,713	10,518
3.791% due 10/28/2035 ~	23,449	17,291
3.794% due 12/28/2036 ~	26,395	23,469
3.796% due 05/28/2036 ~	11,151	10,426
3.798% due 07/26/2036 ~	6,333	5,982
3.821% due 03/28/2036 ~	37,086	37,564
3.841% due 08/28/2035 ~	15,447	15,749
3.842% due 09/26/2035 ~	11,423	10,058
3.849% due 07/26/2036 ~	1,011	925
3.853% due 03/26/2037 ~	3,359	2,942
3.855% due 03/26/2037 ~	2,565	2,541
3.883% due 12/26/2037 ~	120	120
3.895% due 05/28/2035 ~	31,507	31,821
3.895% due 06/26/2035 ~	2,065	2,038
3.901% due 10/28/2035 ~	28,993	30,973
3.926% due 01/26/2034 ~	872	857
3.933% due 03/28/2037 ~	17,437	16,689
3.951% due 06/28/2047 ~	18,203	15,670
4.093% due 10/28/2035 ~	2,437	2,397
4.275% due 07/28/2036 ~	14,275	14,472
4.955% due 03/26/2037 ×	18,711	18,641
5.000% due 01/26/2021 ~	2,219	2,231
5.034% due 07/28/2037 ~	9,830	8,454
5.250% due 06/26/2036	38,746	27,007
5.250% due 04/26/2037	27,328	23,061
5.250% due 04/26/2037 ~	6,509	5,888
5.250% due 06/26/2037	3,483	3,391
5.250% due 08/26/2037 ~	3,146	3,233
5.500% due 11/25/2034	4,683	4,412
5.750% due 02/26/2035 ~	9,704	9,825
5.932% due 07/28/2037 ~	5,682	5,598
6.000% due 10/28/2036 ~	7,845	7,355
6.000% due 02/26/2037 ~	10,792	10,022
6.000% due 05/28/2037 ~	16,404	15,881
6.000% due 08/28/2037	8,593	7,758
6.001% due 08/28/2037 ~	6,318	6,240
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	1,022	993
3.125% due 05/25/2034 ~	6	5
3.267% due 03/25/2035 ~	741	728
3.616% due 03/25/2035 ~	2,031	1,989
3.624% due 01/25/2035 ~	96	95
3.661% due 08/25/2035 ~	1,185	1,042
3.670% due 02/25/2036 •	3,826	3,859
3.692% due 11/25/2034 ~	2,032	1,992
3.698% due 02/25/2033 ~	25	23
3.739% due 09/25/2034 ~	1,262	1,275
3.750% due 10/25/2034 ~	29	28
3.779% due 04/25/2033 ~	837	846
3.785% due 06/25/2035 ^~	843	777
3.808% due 01/25/2034 ~	1,615	1,657
3.814% due 01/25/2034 ~	1,263	1,276
3.823% due 01/25/2034 ~	20	19
3.827% due 04/25/2033 ~	67	68
3.832% due 02/25/2034 ~	738	753
3.850% due 01/25/2035 ~	501	491
3.867% due 02/25/2047 ~	3,467	3,452
3.911% due 04/25/2034 ~	1,098	1,105
3.997% due 02/25/2036 ^~	911	859
4.000% due 05/25/2034 ~	1	0
4.053% due 05/25/2033 ~	451	458
4.118% due 04/25/2033 ~	374	374
4.118% due 08/25/2033 ~	14	14
4.125% due 04/25/2034 ~	1	1
4.250% due 07/25/2034 ~	165	163
4.361% due 07/25/2034 ~	375	382
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	2,215	2,220
2.291% due 02/25/2034 •	31	28
2.411% due 08/25/2036 ^•	11,342	11,842
2.411% due 01/25/2047 •	4,154	4,168
2.431% due 08/25/2036 •	3,864	3,010
2.531% due 04/25/2035 •	823	825
2.571% due 02/25/2036 •	1,968	1,885
2.591% due 03/25/2035 •	85	85
2.645% due 02/25/2034 ~	121	113
2.791% due 09/25/2034 •	655	656
3.500% due 11/25/2035 ^~	4,525	3,742
3.532% due 03/25/2036 ~	4,608	3,999
3.544% due 03/25/2036 ~	15,459	11,468
3.576% due 11/25/2036 ^~	5,390	4,892
3.589% due 01/25/2035 ~	2,390	2,006

3.590% due 11/25/2036 ^~		2,601	2,217
3.591% due 02/25/2036 ^~		1,222	1,086
3.604% due 04/25/2035 ~		9	9
3.611% due 10/25/2033 ~		32	33
3.656% due 09/25/2034 ~		631	604
3.669% due 11/25/2036 ~		1,313	1,228
3.737% due 08/25/2036 ^~		62	43
3.745% due 12/25/2033 ~		1,063	1,071
3.774% due 01/25/2036 ^~		9,983	9,938
3.781% due 05/25/2035 ~		591	601
3.785% due 03/25/2036 ^~		8,732	7,562
3.804% due 02/25/2034 ~		2,338	2,402
3.828% due 12/25/2046 ^~		565	454
3.832% due 05/25/2035 ~		141	146
3.835% due 05/25/2036 ^~		8,200	6,134
3.853% due 05/25/2036 ^~		7,287	5,554
3.911% due 08/25/2036 ^~		4,655	3,808
4.106% due 08/25/2034 ~		57	58
4.527% due 07/25/2035 ^~		10,183	8,418
Bear Stearns Asset-Backed Securities Trust
2.491% due 11/25/2034 ^•		1,660	1,555
5.500% due 01/25/2034 ×		30	30
5.750% due 11/25/2034 ^×		3,219	3,248
Bear Stearns Mortgage Funding Trust
2.251% due 12/25/2046 •		29,620	27,891
Bear Stearns Mortgage Securities, Inc.
4.002% due 06/25/2030 ~		7	7
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~		2,459	2,254
3.664% due 01/26/2036 ~		2,636	2,339
Bella Vista Mortgage Trust
2.335% due 05/20/2045 •		23	17
BX Trust
2.993% due 07/15/2034 •		22,000	22,000
Carrington Mortgage Loan Trust
1.000% due 12/21/2059 «(c)(m)	EUR	1,052,130	1,228,087
CGMS Commercial Mortgage Trust
3.173% due 07/15/2030 •		$8,545	8,521
Chase Mortgage Finance Trust
3.396% due 12/25/2035 ^~		2,629	2,542
3.521% due 12/25/2035 ^~		6,251	6,069
3.557% due 03/25/2037 ^~		4,664	4,422
3.561% due 02/25/2037 ~		2,825	2,799
3.581% due 09/25/2036 ^~		637	597
3.647% due 03/25/2037 ^~		196	192
3.779% due 09/25/2036 ^~		75	72
3.841% due 02/25/2037 ~		361	363
3.885% due 02/25/2037 ~		45	45
3.960% due 02/25/2037 ~		301	305
4.260% due 02/25/2037 ~		28	29
5.500% due 12/25/2022 ^		5,902	4,411
5.500% due 03/25/2037		33	28
6.000% due 11/25/2036 ^		1,655	1,272
6.000% due 02/25/2037 ^		863	686
6.000% due 03/25/2037 ^		857	726
ChaseFlex Trust
2.241% due 08/25/2037 •		8,591	8,662
2.431% due 08/25/2037 •		8,783	8,976
2.591% due 06/25/2035 •		2,590	1,519
4.370% due 08/25/2037 ^×		1,292	1,248
5.000% due 07/25/2037 ^		2,025	1,738
6.000% due 02/25/2037 ^		1,825	1,348
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.241% due 01/25/2036 •		967	938
2.271% due 05/25/2036 •		1,144	1,122
2.271% due 07/25/2036 •		866	849
2.301% due 10/25/2046 •		2,200	2,150
2.341% due 08/25/2035 •		501	494
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026		57	57
5.500% due 04/25/2037		606	606
5.750% due 09/25/2037		978	991
6.000% due 06/25/2036		2,710	2,761
6.000% due 08/25/2036		844	853
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		111	112
Citigroup Global Markets Mortgage Securities, Inc.
2.591% due 05/25/2032 •		61	61
7.000% due 12/25/2018 ×		3	3
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)		91,989	595
0.000% due 02/25/2058 «~		350	113
0.000% due 09/25/2064 «~		62	59
0.110% due 02/25/2058 ~(a)		33,198	211
2.161% due 01/25/2037 •		490	458
2.760% due 08/25/2035 ^•		2,355	2,228

3.500% due 02/25/2058 ~	14,942	11,484
3.538% due 03/25/2037 ~	7,576	6,692
3.559% due 04/25/2037 ^~	1,923	1,674
3.630% due 10/25/2035 •	16	17
3.644% due 08/25/2035 ~	5,933	4,763
3.668% due 07/25/2046 ^~	2,946	2,769
3.853% due 03/25/2037 ^~	2,298	2,097
3.903% due 10/25/2046 ~	3,070	2,764
3.933% due 09/25/2064 ~	51,232	47,191
6.250% due 11/25/2037 ~	3,300	2,604
Citigroup Mortgage Loan Trust, Inc.
3.739% due 02/25/2034 ~	907	912
3.853% due 05/25/2035 ~	1,199	1,210
3.854% due 12/25/2035 ^~	1,812	1,364
3.890% due 09/25/2035 •	2,019	1,980
5.500% due 11/25/2035 ^	2,003	2,013
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	443	445
6.000% due 09/25/2036	439	431
6.000% due 06/25/2037 ^	1,063	1,036
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	19	20
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,174
Community Program Loan Trust
4.500% due 04/01/2029	4,604	4,600
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,484	1,235
6.000% due 08/25/2037 ^~	3,395	2,611
Countrywide Alternative Loan Trust
2.231% due 04/25/2047 •	8,723	8,355
2.251% due 12/25/2046 ^•	1,011	999
2.261% due 11/25/2036 •	2,212	2,118
2.261% due 01/25/2037 ^•	510	498
2.261% due 06/25/2046 •	819	789
2.271% due 11/25/2036 •	23,762	22,462
2.271% due 05/25/2047 •	3,880	3,779
2.274% due 09/20/2046 •	3,402	2,850
2.281% due 07/25/2046 ^•	2,122	1,788
2.281% due 09/25/2046 ^•	12,390	11,373
2.291% due 06/25/2037 •	7	7
2.291% due 04/25/2047 •	6,269	5,924
2.294% due 03/20/2046 •	1,488	1,267
2.294% due 05/20/2046 ^•	979	821
2.301% due 05/25/2035 •	142	135
2.301% due 07/25/2046 ^•	257	233
2.314% due 07/20/2035 •	45	44
2.314% due 05/20/2046 ^•	11,075	8,862
2.341% due 09/25/2046 ^•	958	739
2.341% due 10/25/2046 ^•	195	151
2.351% due 07/25/2036 •	24,783	19,913
2.351% due 07/25/2046 ^•	507	284
2.361% due 05/25/2036 ^•	22	7
2.371% due 12/25/2035 •	26	25
2.371% due 02/25/2037 •	2,378	2,159
2.381% due 11/25/2035 •	1,835	1,562
2.381% due 02/25/2036 ^•	2,214	1,855
2.384% due 11/20/2035 •	21	20
2.414% due 11/20/2035 •	3,560	3,482
2.421% due 09/25/2035 •	958	875
2.441% due 09/25/2035 •	1,353	1,272
2.441% due 05/25/2036 ^•	3,421	1,996
2.441% due 06/25/2036 ^•	1,775	1,157
2.441% due 05/25/2037 ^•	197	113
2.558% due 12/25/2035 •	413	379
2.558% due 02/25/2036 •	497	454
2.591% due 06/25/2035 •	2,742	2,635
2.591% due 04/25/2036 •	9,223	5,385
2.611% due 07/25/2035 •	2,698	2,671
2.611% due 12/25/2035 •	922	894
2.631% due 01/25/2036 •	566	548
2.641% due 08/25/2034 •	23	22
2.641% due 10/25/2036 ^•	3,247	2,214
2.658% due 08/25/2035 ^•	144	115
2.671% due 06/25/2034 •	1,985	1,952
2.771% due 10/25/2035 •	3,332	2,637
2.791% due 10/25/2035 ^•	1,441	1,230
2.861% due 11/25/2035 •	313	301
2.891% due 12/25/2035 ^•	2,201	1,947
2.938% due 11/25/2047 ^•	6,306	5,374
2.958% due 08/25/2035 •	1,202	1,228
3.038% due 01/25/2036 •	48	48
3.141% due 06/25/2034 •	8,402	7,985
3.191% due 02/25/2036 ^•	4,565	4,110
3.416% due 11/25/2035 ^~	1,086	986
3.582% due 10/25/2035 ^~	424	369

5.250% due 06/25/2035 ^	612	573
5.500% due 07/25/2035 ^	2,379	2,052
5.500% due 11/25/2035 ^	5,649	5,109
5.500% due 11/25/2035	2,358	1,840
5.500% due 12/25/2035 ^	1,845	1,629
5.500% due 02/25/2036 ^	1,643	1,462
5.750% due 03/25/2037 ^•	965	847
5.750% due 07/25/2037 ^	179	160
6.000% due 10/25/2033	340	354
6.000% due 03/25/2035 ^	206	158
6.000% due 04/25/2036 ^	1,398	1,084
6.000% due 05/25/2036 ^	1,447	1,155
6.000% due 06/25/2036 ^	1,202	1,022
6.000% due 08/25/2036 ^	2,874	2,583
6.000% due 08/25/2036 ^•	1,524	1,369
6.000% due 11/25/2036 ^	77	65
6.000% due 02/25/2037 ^	7,034	5,057
6.000% due 02/25/2037	450	386
6.000% due 03/25/2037 ^	2,001	1,508
6.000% due 04/25/2037	4,190	3,257
6.000% due 05/25/2037 ^	434	322
6.000% due 08/25/2037	617	570
6.250% due 12/25/2033	41	42
6.250% due 11/25/2036 ^	3,578	2,950
6.250% due 08/25/2037 ^	2,781	2,412
6.500% due 05/25/2036 ^	2,576	1,975
6.500% due 09/25/2036	1,264	1,033
6.500% due 08/25/2037 ^	8,328	6,186
6.500% due 09/25/2037 ^	1,860	1,320
14.049% due 07/25/2035 •	1,130	1,271
Countrywide Home Loan Mortgage Pass-Through Trust
2.431% due 03/25/2036 •	534	248
2.441% due 02/25/2036 ^•	104	36
2.518% due 04/25/2046 •	6,886	3,558
2.551% due 05/25/2035 •	6,647	6,129
2.631% due 03/25/2035 •	501	484
2.666% due 04/25/2035 ~	117	94
2.671% due 04/25/2035 •	8,657	8,363
2.691% due 05/25/2035 •	1,703	1,583
2.731% due 03/25/2035 •	193	181
2.751% due 02/25/2035 •	895	877
2.771% due 02/25/2035 •	182	177
2.851% due 09/25/2034 •	65	64
3.213% due 06/19/2031 ~	41	40
3.325% due 02/20/2036 ^~	145	126
3.345% due 05/20/2036 ^~	1,373	1,293
3.367% due 11/20/2034 ~	3,026	3,036
3.381% due 10/20/2035 ~	667	592
3.412% due 10/25/2035 ^~	3,072	2,666
3.433% due 03/25/2037 ^~	683	623
3.442% due 04/20/2036 ^~	1,650	1,524
3.466% due 09/25/2047 ^~	2,118	1,996
3.479% due 02/20/2036 ^•	136	129
3.494% due 04/25/2035 ^~	2,033	1,885
3.500% due 07/19/2031 ~	20	20
3.519% due 11/25/2034 ~	4,020	4,014
3.523% due 02/25/2047 ^~	773	699
3.524% due 11/20/2034 ~	175	179
3.537% due 02/20/2036 ^•	19	17
3.543% due 12/19/2033 ~	33	34
3.576% due 07/20/2034 ~	315	306
3.634% due 07/25/2034 ~	941	943
3.647% due 02/25/2034 ~	22	22
3.649% due 06/20/2034 ~	545	550
3.651% due 11/25/2037 ~	5,335	4,720
3.672% due 10/19/2032 ~	23	23
3.679% due 08/25/2034 ^~	3	3
3.679% due 08/25/2034 ~	91	89
3.718% due 10/25/2033 •	1,476	1,462
3.730% due 08/25/2034 ^~	1,582	1,554
3.735% due 08/25/2034 ^~	1,746	1,654
3.852% due 04/20/2035 ~	283	285
4.051% due 11/19/2033 ~	117	119
4.500% due 09/25/2035	1,938	1,876
5.000% due 09/25/2035 ^	42	40
5.500% due 01/25/2035	381	386
5.500% due 03/25/2035	144	144
5.500% due 09/25/2035 ^	4,565	4,487
5.500% due 10/25/2035 ^	3,116	2,859
5.500% due 11/25/2035 ^	1,365	1,233
5.750% due 12/25/2035 ^	2,228	1,983
5.750% due 02/25/2037 ^	1,691	1,421
5.750% due 07/25/2037 ^	852	788
6.000% due 05/25/2036 ^	2,561	2,164
6.000% due 07/25/2036	6,496	5,640
6.000% due 12/25/2036 ^	164	136

6.000% due 02/25/2037		870	743
6.000% due 02/25/2037 ^		3,652	3,225
6.000% due 03/25/2037 ^		704	583
6.000% due 07/25/2037 ^		998	847
6.000% due 09/25/2037 ^		463	409
6.250% due 09/25/2036 ^		6,475	5,441
6.250% due 02/25/2038 ^		1,679	1,415
Countrywide Home Loan Mortgage Pass-Through Trust Resecuritization
6.000% due 08/25/2037 ^		5,678	4,919
Countrywide Home Loan Reperforming REMIC Trust
2.431% due 06/25/2035 •		2,109	2,043
7.500% due 06/25/2035 ^		1,119	1,162
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
2.511% due 03/25/2032 ~		354	336
3.241% due 09/25/2034 ^•		1,811	1,783
3.567% due 09/25/2034 ~		1,059	1,065
5.120% due 06/25/2032 ~		18	18
5.500% due 09/25/2035		4,387	4,116
7.500% due 05/25/2032		67	72
7.500% due 12/25/2032		1	2
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
2.831% due 06/25/2034 •		373	368
3.829% due 05/25/2034 ~		1,834	1,875
5.500% due 10/25/2035		1,436	1,333
6.000% due 11/25/2035 ^		28	24
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.137% due 10/25/2033 ~		45	45
3.571% due 07/25/2033 ~		1,400	1,395
Credit Suisse Mortgage Capital Certificates
3.404% due 07/27/2037 ~		16,138	14,985
3.500% due 11/26/2035 ~		17	17
3.500% due 04/26/2038 ~		1,555	1,550
3.625% due 06/25/2046 «		976,183	945,205
3.762% due 06/25/2048 «		1,939,634	1,983,316
3.833% due 04/28/2037 ~		9,575	8,366
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		1,247	651
5.837% due 04/25/2037 ~		21,042	10,172
5.863% due 02/25/2037 ^~		3,453	1,531
6.000% due 07/25/2036		1,306	1,094
6.000% due 04/25/2037 ^		1,311	976
7.000% due 08/25/2037 ~		6,191	5,071
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 «(a)(h)		487	485
0.000% due 01/25/2058 «(a)(h)		673	670
0.000% due 04/25/2058 «(h)		280	280
2.200% due 05/27/2037 •		4,110	4,096
3.248% due 07/25/2057 ~		554,468	504,867
3.532% due 01/25/2058 ~		168,765	155,173
3.590% due 04/25/2058 ~		598,367	598,237
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 ×		1,798	807
5.720% due 09/25/2036 ^×		2,591	1,524
6.172% due 06/25/2036 ^×		2,324	1,085
Deutsche ALT-A Securities, Inc.
2.191% due 08/25/2037 ^•		6,930	6,001
2.211% due 08/25/2036 •		4,406	4,186
2.231% due 07/25/2047 •		17,974	17,126
2.241% due 02/25/2047 •		7,112	5,895
2.331% due 01/25/2047 •		4,014	3,338
3.260% due 10/25/2035 ~		1,774	1,549
3.915% due 10/25/2035 ~		272	270
5.000% due 10/25/2018		18	18
5.500% due 12/25/2035 ^		1,218	1,106
Deutsche ALT-B Securities, Inc.
2.191% due 10/25/2036 ^•		13	11
5.869% due 10/25/2036 ^×		1,070	1,019
5.886% due 10/25/2036 ^×		1,070	1,019
6.005% due 10/25/2036 ^~		808	770
6.300% due 07/25/2036 ^×		1,058	952
Deutsche Mortgage & Asset Receiving Corp.
2.200% due 11/27/2036 •		7,196	7,014
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		38	32
Downey Savings & Loan Association Mortgage Loan Trust
2.265% due 04/19/2047 ^•		949	792
2.905% due 09/19/2044 •		98	98
3.657% due 07/19/2044 ~		26	26
EMF-NL Prime BV
0.471% due 04/17/2041 •	EUR	6,698	7,468
Eurosail PLC
1.171% due 10/17/2040 •		2,659	3,131
First Horizon Alternative Mortgage Securities Trust
2.461% due 02/25/2037 •		$26	16
3.324% due 08/25/2035 ^~		2,454	2,226

3.330% due 03/25/2035 ~		54	45
3.524% due 08/25/2034 ~		488	487
5.500% due 05/25/2035		2,648	2,478
6.000% due 07/25/2036 ^		2,163	1,813
6.250% due 08/25/2037 ^		732	579
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		127	112
First Horizon Mortgage Pass-Through Trust
2.361% due 02/25/2035 •		17	16
3.370% due 11/25/2034 ~		1,627	1,629
3.400% due 10/25/2035 ^~		6,524	6,332
3.530% due 11/25/2037 ^~		5,204	4,889
3.557% due 10/25/2035 ~		589	586
3.561% due 11/25/2035 ^~		1,193	1,104
3.626% due 10/25/2036 ~		517	453
3.664% due 01/25/2037 ^~		52	47
3.680% due 09/25/2035 ~		2,982	2,931
3.937% due 08/25/2035 ~		1,143	964
4.161% due 04/25/2035 ~		1,775	1,820
5.250% due 05/25/2021 ^		303	215
5.500% due 01/25/2035		263	269
5.750% due 02/25/2036 ^		497	439
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		64	65
General Motors Acceptance Corp.
7.430% due 12/01/2021		3	3
GMAC Mortgage Corp. Loan Trust
3.792% due 05/25/2035 ~		1,814	1,740
3.860% due 04/19/2036 ^~		4,088	3,812
4.235% due 06/25/2034 ~		27	26
4.243% due 06/25/2034 ~		19	19
4.595% due 06/19/2035 ~		194	192
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,539	1,771
0.761% due 03/18/2039 •	GBP	44,840	58,330
0.771% due 06/18/2039 •		12,854	16,616
2.465% due 06/18/2039 •		$19,802	19,440
GreenPoint Mortgage Funding Trust
2.291% due 10/25/2046 •		711	603
2.291% due 12/25/2046 ^•		618	565
2.331% due 08/25/2045 •		4,541	4,274
2.361% due 04/25/2036 ^•		52	133
2.431% due 10/25/2046 •		686	499
2.531% due 06/25/2045 •		609	585
2.631% due 11/25/2045 •		393	350
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	17,955
GS Mortgage Securities Trust
2.125% due 11/10/2045 ~(a)		39,567	2,773
3.199% due 10/10/2031		8,510	8,357
GSC Capital Corp. Mortgage Trust
2.271% due 05/25/2036 ^•		229	204
GSMPS Mortgage Loan Trust
2.441% due 09/25/2035 •		5,473	4,958
7.500% due 06/25/2043		2,598	2,853
GSR Mortgage Loan Trust
2.391% due 07/25/2035 •		199	184
2.441% due 01/25/2034 •		41	40
3.566% due 11/25/2035 ^~		2,773	2,418
3.592% due 04/25/2036 ~		67	62
3.630% due 03/25/2033 •		22	21
3.641% due 06/25/2034 ~		303	300
3.650% due 04/25/2035 ~		339	340
3.657% due 11/25/2035 ~		52	53
3.729% due 01/25/2036 ^~		153	152
3.749% due 09/25/2035 ~		55	56
3.774% due 04/25/2035 ~		1,906	1,926
3.795% due 05/25/2035 ~		1,254	1,241
3.837% due 05/25/2035 ~		28	27
3.848% due 03/25/2037 ^~		6,386	5,801
3.980% due 04/25/2032 •		110	101
4.024% due 11/25/2035 ~		22	22
4.349% due 07/25/2035 ~		51	51
5.000% due 05/25/2036 ^		338	590
5.000% due 05/25/2037 ^		7	8
5.500% due 06/25/2035		2,794	2,900
5.500% due 06/25/2036 ^		1,313	1,285
5.750% due 02/25/2036		981	954
5.750% due 02/25/2037 ^		1,266	1,735
6.000% due 08/25/2021 ^		84	82
6.000% due 03/25/2032		6	6
6.000% due 11/25/2035		1,329	1,174
6.000% due 11/25/2035 ^		11,350	9,118
6.000% due 02/25/2036 ^		5,576	4,826
6.000% due 01/25/2037 ^		3,761	3,536
6.000% due 03/25/2037 ^		34	30

6.000% due 05/25/2037 ^	3,089	2,902
6.000% due 07/25/2037 ^	301	276
6.250% due 09/25/2036 ^	727	707
6.500% due 09/25/2036 ^	3,331	2,749
HarborView Mortgage Loan Trust
2.235% due 01/25/2047 •	3,469	3,322
2.265% due 07/19/2046 ^•	23,970	15,780
2.285% due 09/19/2046 •	4,194	3,780
2.295% due 11/19/2036 •	4,771	4,122
2.525% due 05/19/2035 •	13,659	13,206
2.565% due 06/19/2035 •	1,926	1,900
2.645% due 06/19/2034 •	710	690
2.645% due 02/19/2036 •	6,848	5,771
2.685% due 04/19/2034 •	650	613
2.725% due 01/19/2035 •	1,614	1,542
2.745% due 06/19/2045 ^•	12,731	8,380
2.785% due 01/19/2035 •	2,827	2,568
2.805% due 01/19/2035 •	142	138
2.885% due 11/19/2034 •	291	265
3.091% due 10/25/2037 •	1,634	1,615
3.630% due 04/19/2034 ~	19	19
3.764% due 06/19/2036 ^~	4,145	2,938
4.029% due 12/19/2035 ^~	1,798	1,787
4.056% due 07/19/2035 ~	382	337
4.073% due 08/19/2036 ^~	895	846
4.158% due 06/19/2036 ~	6,463	4,570
Hilton USA Trust
2.828% due 11/05/2035	33,800	32,880
Holmes Master Issuer PLC
2.708% due 10/15/2054 •	57,500	57,546
HomeBanc Mortgage Trust
2.351% due 01/25/2036 •	2,225	2,206
2.361% due 10/25/2035 •	50	50
2.831% due 12/25/2034 •	2,689	2,687
2.951% due 08/25/2029 •	1,397	1,344
3.276% due 04/25/2037 ^~	1,912	1,796
3.616% due 04/25/2037 ^~	3,366	3,038
Homestar Mortgage Acceptance Corp.
2.541% due 07/25/2034 •	521	523
HSI Asset Securitization Corp. Trust
2.311% due 11/25/2035 •	16,153	14,588
Impac CMB Trust
2.831% due 11/25/2034 •	1,232	1,234
2.851% due 10/25/2033 •	19	18
2.871% due 10/25/2034 •	543	534
4.513% due 09/25/2034 ×	193	196
Impac Secured Assets CMN Owner Trust
4.012% due 07/25/2035 ~	1,042	871
Impac Secured Assets Corp.
2.891% due 11/25/2034 •	86	86
Impac Secured Assets Trust
2.261% due 01/25/2037 •	7,154	6,885
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	284	280
2.784% due 01/25/2032 ~	62	62
3.197% due 08/25/2031 ~	324	328
IndyMac Mortgage Loan Trust
2.231% due 04/25/2037 •	3,478	3,470
2.251% due 04/25/2037 •	1,842	1,792
2.271% due 02/25/2037 •	17,291	16,023
2.271% due 02/25/2037 •	3,059	2,943
2.271% due 07/25/2047 •	8,269	6,936
2.281% due 04/25/2037 •	1,574	1,500
2.291% due 11/25/2046 •	628	572
2.301% due 04/25/2046 •	4,780	4,456
2.301% due 05/25/2046 •	115	112
2.391% due 11/25/2035 ^•	558	430
2.391% due 06/25/2037 ^•	1,021	637
2.401% due 10/25/2036 •	12,488	9,828
2.551% due 04/25/2035 •	218	208
2.571% due 07/25/2035 •	2,028	1,962
2.731% due 07/25/2045 •	58	57
2.871% due 05/25/2034 •	4	4
2.891% due 11/25/2034 •	46	42
2.911% due 11/25/2034 ^•	1,266	1,073
3.223% due 06/25/2037 ~	6,997	5,178
3.224% due 01/25/2035 ~	100	96
3.273% due 06/25/2037 ^~	2,615	2,413
3.439% due 04/25/2037 ^~	11,694	10,431
3.501% due 10/25/2035 ~	489	447
3.503% due 09/25/2035 ^~	12,754	12,037
3.514% due 05/25/2036 ~	2,861	2,612
3.519% due 07/25/2037 ~	1,415	1,189
3.521% due 04/25/2037 ~	7,064	6,644
3.533% due 03/25/2036 ~	2,944	2,656
3.561% due 08/25/2036 ~	1,503	1,491

3.576% due 08/25/2035 ~		583	531
3.576% due 08/25/2035 ^~		495	450
3.596% due 08/25/2035 ~		50	46
3.643% due 12/25/2035 ~		3,743	3,593
3.648% due 11/25/2037 ~		2,047	2,011
3.658% due 12/25/2034 ~		117	116
3.703% due 10/25/2034 ~		2,494	2,535
3.714% due 01/25/2036 ^~		5,092	4,640
3.721% due 01/25/2036 ^~		578	518
3.775% due 02/25/2035 ~		444	430
3.884% due 01/25/2036 ~		7,493	7,471
6.250% due 11/25/2037 ^		1,255	1,005
JPMorgan Alternative Loan Trust
2.231% due 03/25/2037 •		1,681	1,610
3.262% due 12/25/2036 ~		15,388	15,088
3.381% due 11/25/2036 ^~		1,618	1,681
3.941% due 05/25/2037 ^~		6,232	5,674
5.668% due 05/26/2037 «~		33,916	29,231
6.050% due 05/25/2036 ×		274	266
JPMorgan Chase Commercial Mortgage Securities Corp.
3.000% due 06/15/2032 •(c)		5,300	5,308
JPMorgan Chase Commercial Mortgage Securities Trust
3.474% due 12/15/2049 ~		6,700	6,677
JPMorgan Mortgage Trust
3.363% due 10/25/2035 ^~		722	644
3.373% due 07/27/2037 ~		11,628	11,304
3.501% due 11/25/2035 ~		1,609	1,576
3.544% due 10/25/2036 ~		141	125
3.561% due 11/25/2035 ~		2,805	2,729
3.603% due 05/25/2036 ~		3,837	3,828
3.611% due 04/25/2036 ^~		1,861	1,786
3.611% due 04/25/2036 ~		4,104	4,188
3.634% due 10/25/2035 ^~		1,802	1,690
3.640% due 04/25/2036 ^~		4,631	4,258
3.645% due 02/25/2036 ~		83	77
3.653% due 10/25/2036 ^~		4,055	3,663
3.664% due 08/25/2035 ^~		2,265	2,215
3.668% due 04/25/2037 ^~		490	463
3.684% due 10/25/2035 ~		74	75
3.689% due 11/25/2033 ~		11	11
3.692% due 07/25/2035 ~		163	163
3.714% due 02/25/2036 ~		15	14
3.729% due 02/25/2034 ~		399	400
3.780% due 06/25/2035 ~		3,417	3,387
3.784% due 04/25/2035 ~		175	178
3.785% due 10/25/2036 ^~		48	45
3.786% due 08/25/2035 ~		1,445	1,459
3.788% due 10/25/2035 ~		1,550	1,473
3.800% due 09/25/2035 ~		395	392
3.814% due 06/25/2035 ~		4,216	4,191
3.836% due 08/25/2036 ^~		3,057	2,953
3.848% due 08/25/2035 ~		3,700	3,738
3.853% due 07/25/2035 ~		1,276	1,284
3.936% due 07/25/2035 ~		33	34
3.943% due 07/25/2035 ~		1,715	1,728
3.979% due 06/25/2035 ~		444	414
3.982% due 07/25/2035 ~		5,965	6,132
4.048% due 07/25/2035 ~		561	574
4.162% due 07/25/2035 ~		402	405
5.000% due 08/25/2020		357	359
5.500% due 03/25/2022 ^		197	216
5.500% due 07/25/2036 ^		944	867
5.750% due 01/25/2036 ^		26	21
6.000% due 01/25/2037 ^		15,097	12,037
6.500% due 07/25/2036 ^		3,973	3,005
6.500% due 08/25/2036 ^		617	480
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	16,100
0.000% due 02/22/2045 •		185,132	245,118
2.250% due 02/22/2045		9,470	8,736
Lavender Trust
6.250% due 10/26/2036		$5,661	4,617
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 «(h)		1,127	1,127
0.000% due 07/25/2057 (h)		193,593	187,482
0.000% due 12/26/2057 ~		687,562	686,409
Lehman Mortgage Trust
2.411% due 08/25/2036 ^•		7,306	6,389
2.741% due 06/25/2037 ^•		651	592
5.000% due 12/25/2035 ^		188	172
5.243% due 01/25/2036 ^~		3,885	3,847
5.324% due 12/25/2035 ~		5,174	3,230
5.500% due 01/25/2036		1,084	973
5.763% due 04/25/2036 ~		939	862
6.000% due 07/25/2036 ^		6,450	5,108
6.000% due 09/25/2036 ^		2,180	1,912

Lehman XS Trust
2.140% due 07/25/2037 ^•	3,743	3,778
2.211% due 07/25/2037 •	2,622	3,843
2.251% due 03/25/2047 ^•	6,149	6,030
2.261% due 12/25/2036 ^•	589	614
2.281% due 11/25/2046 •	298	291
2.291% due 08/25/2046 •	13,599	11,915
2.291% due 08/25/2046 ^•	1,557	1,331
2.991% due 08/25/2047 •	9,464	8,009
3.482% due 07/25/2035 •	4,073	4,071
Luminent Mortgage Trust
2.251% due 11/25/2036 ^•	287	261
2.261% due 12/25/2036 •	9,717	8,710
2.271% due 12/25/2036 ^•	6,001	5,456
2.291% due 02/25/2046 •	78	72
2.331% due 04/25/2036 •	13,637	11,628
MASTR Adjustable Rate Mortgages Trust
2.291% due 05/25/2047 •	477	395
2.301% due 04/25/2046 •	6,520	5,607
2.331% due 05/25/2037 •	1,050	659
2.511% due 05/25/2047 ^•	556	545
2.691% due 05/25/2047 ^•	641	505
3.150% due 07/25/2035 ^~	969	863
3.486% due 12/25/2034 ~	2,558	2,511
3.579% due 03/25/2035 ~	453	448
3.603% due 12/25/2033 ~	31	30
3.625% due 12/25/2033 ~	133	134
3.798% due 05/25/2034 ~	149	148
4.178% due 10/25/2034 ~	2,406	2,357
4.279% due 10/25/2032 ~	395	395
MASTR Alternative Loan Trust
2.491% due 03/25/2036 •	7,229	1,526
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^•	6,163	5,756
6.000% due 06/25/2036 ^	512	500
MASTR Reperforming Loan Trust
2.451% due 07/25/2035 •	3,438	2,797
7.000% due 08/25/2034	2,273	2,237
7.000% due 05/25/2035	619	609
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	3,386	3,501
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	2,281	2,287
2.813% due 09/15/2030 •	733	727
2.953% due 11/15/2031 •	44	41
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.626% due 10/20/2029 •	1,707	1,722
2.933% due 08/15/2032 •	109	105
Merrill Lynch Alternative Note Asset Trust
2.130% due 02/25/2037 •	1,535	1,516
2.201% due 03/25/2037 •	975	425
2.391% due 03/25/2037 •	2,580	1,150
3.784% due 06/25/2037 ^~	1,609	1,296
6.000% due 03/25/2037	1,230	535
6.000% due 05/25/2037 ^	7,032	6,625
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •	22	21
2.361% due 04/25/2035 •	506	504
2.711% due 10/25/2028 •	56	56
2.751% due 06/25/2028 •	864	857
2.751% due 09/25/2029 •	61	61
2.751% due 11/25/2029 •	210	206
2.828% due 10/25/2028 •	34	33
2.831% due 03/25/2028 •	45	43
2.871% due 03/25/2028 •	17	17
2.947% due 04/25/2029 •	468	465
3.167% due 11/25/2029 •	237	238
3.537% due 02/25/2035 ~	5,104	5,315
3.605% due 12/25/2034 ~	47	48
3.624% due 05/25/2033 ~	3,099	3,107
3.655% due 11/25/2035 •	4,341	4,403
3.677% due 08/25/2034 ~	828	830
3.679% due 02/25/2034 ~	9	9
3.797% due 12/25/2035 ~	1,146	1,122
3.881% due 07/25/2035 ^~	449	439
3.908% due 02/25/2033 ~	26	26
3.967% due 12/25/2032 •	262	261
3.985% due 05/25/2036 ~	3,629	3,668
3.989% due 06/25/2035 ~	7,908	7,935
4.032% due 06/25/2037 ~	873	882
4.103% due 12/25/2035 ~	1,165	1,117
4.113% due 09/25/2035 ~	3,565	3,562
4.398% due 05/25/2033 ~	13	13
5.250% due 08/25/2036 ×	1,150	1,155
Morgan Stanley Mortgage Loan Trust
2.351% due 03/25/2036 •	1,581	1,300

2.371% due 01/25/2036 •		12,883	9,629
2.381% due 12/25/2035 •		40	33
2.391% due 03/25/2035 •		29	28
2.401% due 01/25/2035 •		7	7
2.411% due 01/25/2035 •		3,290	3,075
3.165% due 06/25/2037 ~		4,136	2,886
3.485% due 07/25/2035 ~		487	438
3.746% due 07/25/2035 ^~		9,288	8,693
3.753% due 06/25/2036 ~		245	249
3.840% due 06/25/2036 ~		13,300	10,128
3.950% due 07/25/2035 ^~		386	353
4.067% due 09/25/2035 ^~		2,959	2,125
5.701% due 02/25/2047 ×		1,947	1,342
6.000% due 02/25/2036 ^		665	683
6.000% due 10/25/2037 ^		1,792	1,590
MortgageIT Mortgage Loan Trust
2.321% due 04/25/2036 •		12,055	11,484
MortgageIT Trust
2.871% due 02/25/2035 •		708	708
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		715	701
Newgate Funding PLC
0.279% due 12/15/2050 •	EUR	75,192	86,863
0.777% due 12/01/2050 •	GBP	700	874
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.091% due 05/25/2035 •		$4,000	3,192
3.459% due 10/25/2035 ~		97	96
4.493% due 02/25/2036 ^~		420	373
5.820% due 03/25/2047 ×		1,105	1,117
6.138% due 03/25/2047 ×		1,015	1,026
7.000% due 02/19/2030 ~		896	903
Paragon Mortgages PLC
1.000% due 05/15/2041 •	GBP	19,758	25,651
1.026% due 10/15/2041 •		1,744	2,232
Prime Mortgage Trust
2.491% due 02/25/2034 •		$1,395	1,341
6.000% due 06/25/2036 ^		449	446
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	250	105
0.000% due 10/29/2054 «~		40,247	34,005
0.122% due 10/29/2054 •		277,991	324,795
0.972% due 10/29/2054 •		81,720	95,482
Provident Funding Mortgage Loan Trust
3.878% due 10/25/2035 ~		$563	543
3.893% due 04/25/2034 ~		486	491
RAAC Trust
2.461% due 09/25/2034 •		433	433
RBSGC Mortgage Loan Trust
2.471% due 12/25/2034 •		26,085	23,132
RBSSP Resecuritization Trust
2.180% due 10/27/2036 •		3,081	2,656
2.200% due 08/27/2037 •		3,691	3,437
2.230% due 09/27/2037 •		9,301	7,099
2.290% due 02/27/2037 •		3,718	3,278
2.468% due 09/26/2036 •		35	35
3.000% due 06/26/2037 ~		38	39
Regal Trust
2.316% due 09/29/2031 •		33	31
Reperforming Loan REMIC Trust
5.033% due 01/25/2034 ~		380	366
6.500% due 11/25/2034		742	739
7.500% due 11/25/2034		343	348
Residential Accredit Loans, Inc. Trust
2.231% due 01/25/2037 •		6,697	6,367
2.241% due 02/25/2037 •		3,263	3,084
2.271% due 05/25/2036 •		17,908	16,374
2.271% due 09/25/2036 •		3,263	3,068
2.276% due 12/25/2036 •		39	37
2.281% due 07/25/2036 •		4,221	3,920
2.281% due 08/25/2036 •		7,901	7,359
2.281% due 09/25/2036 •		68	64
2.281% due 12/25/2036 •		3,851	3,676
2.291% due 05/25/2047 •		3,241	3,171
2.301% due 06/25/2037 •		2,203	1,913
2.301% due 04/25/2046 •		15,234	7,449
2.361% due 02/25/2046 •		1,865	1,403
2.391% due 08/25/2035 •		511	451
2.421% due 03/25/2037 •		1,407	474
2.491% due 11/25/2036 ^•		1,872	1,305
2.918% due 09/25/2045 •		422	405
3.793% due 08/25/2035 ^~		1,717	1,164
4.202% due 04/25/2035 ~		3,330	3,234
4.630% due 09/25/2035 ^~		515	475
5.073% due 02/25/2036 ^~		1,043	932
5.250% due 09/25/2020		3,115	3,078
6.000% due 08/25/2036 ^		2,292	2,107

6.000% due 09/25/2036 ^		2,173	1,946
6.000% due 09/25/2036		1,902	1,703
6.000% due 11/25/2036 ^		2,495	2,239
6.000% due 01/25/2037 ^		12	12
6.250% due 03/25/2037 ^		1,771	1,582
6.500% due 07/25/2037 ^		636	592
6.500% due 09/25/2037 ^		2,249	1,992
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		224	251
Residential Asset Securitization Trust
2.541% due 12/25/2036 ^•		530	179
5.000% due 08/25/2019		296	295
5.500% due 08/25/2034		101	103
5.500% due 06/25/2035 ^		539	470
5.750% due 02/25/2036 ^		774	595
6.000% due 03/25/2037 ^		4,551	3,063
6.000% due 04/25/2037		325	288
6.000% due 05/25/2037 ^		186	164
6.000% due 07/25/2037 ^		1,264	856
6.250% due 08/25/2036		126	113
6.250% due 10/25/2036 ^		366	348
6.250% due 11/25/2036		2,016	1,360
6.250% due 09/25/2037 ^		2,184	1,529
6.500% due 08/25/2036		1,441	846
6.500% due 09/25/2036 ^		1,463	1,018
Residential Funding Mortgage Securities, Inc. Trust
3.904% due 11/25/2035 ~		410	376
3.932% due 06/25/2035 ~		362	357
4.178% due 02/25/2036 ^~		2,939	2,711
4.212% due 02/25/2037 ~		3,506	2,770
5.500% due 12/25/2034		479	485
5.750% due 12/25/2035		1,561	1,489
5.750% due 09/25/2036 ^		9,404	8,983
6.000% due 06/25/2036 ^		1,517	1,489
6.000% due 07/25/2036 ^		1,773	1,733
6.000% due 06/25/2037 ^		829	788
6.500% due 03/25/2032		106	109
Resloc UK PLC
0.851% due 12/15/2043 •	GBP	3,114	3,873
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,290	2,591
0.779% due 06/12/2044 •	GBP	33,542	42,784
Securitized Asset Sales, Inc.
3.862% due 11/26/2023 ~		$50	45
Sequoia Mortgage Trust
2.284% due 07/20/2036 •		68	65
2.294% due 06/20/2036 •		1,599	1,534
2.434% due 07/20/2033 •		161	156
2.744% due 06/20/2033 •		11	11
2.766% due 09/20/2033 •		443	438
2.844% due 10/20/2027 •		62	60
2.864% due 05/20/2034 •		1,762	1,711
2.884% due 10/20/2027 •		760	745
3.023% due 05/20/2034 •		451	449
3.398% due 01/20/2047 ^~		2,183	1,787
3.798% due 09/20/2046 ^~		4,574	3,829
4.891% due 01/20/2047 ^~		2,997	2,651
SoFi Alternative Trust
2.734% due 05/15/2050 «		373,000	380,172
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~		1,633	1,533
2.391% due 10/25/2035 •		1,068	1,056
2.391% due 08/25/2036 ^•		5,835	4,809
2.958% due 01/25/2035 •		202	190
3.444% due 11/25/2035 ^~		450	421
3.558% due 01/25/2035 ~		565	562
3.638% due 09/25/2034 ~		1,291	1,316
3.639% due 05/25/2036 ^~		1,218	1,168
3.662% due 02/25/2036 ^~		1,977	1,934
3.688% due 04/25/2036 ^~		4,461	3,982
3.726% due 08/25/2035 ~		61	61
3.735% due 09/25/2034 ~		18	17
3.756% due 02/25/2034 ~		1,109	1,120
3.763% due 09/25/2035 ~		1,712	1,547
3.783% due 08/25/2034 ~		691	687
3.817% due 05/25/2036 ^~		5,746	5,566
3.823% due 02/25/2036 ^~		2,645	2,278
3.888% due 03/25/2036 ^~		739	688
3.918% due 06/25/2036 ^~		876	1,067
3.967% due 10/25/2037 ^•		740	661
3.979% due 11/25/2034 ~		615	618
3.998% due 04/25/2036 ^~		697	977
4.212% due 12/25/2034 ~		67	66
4.284% due 12/25/2035 ~		3,829	3,793
Structured Asset Mortgage Investments Trust
2.211% due 08/25/2036 •		4,385	4,020

2.281% due 06/25/2036 •		2,034	2,010
2.281% due 07/25/2046 ^•		651	552
2.291% due 05/25/2036 •		20,692	18,920
2.301% due 04/25/2036 •		956	885
2.301% due 05/25/2036 •		141	127
2.311% due 05/25/2036 •		399	365
2.311% due 05/25/2046 •		11,684	6,772
2.321% due 02/25/2036 ^•		259	247
2.335% due 07/19/2035 •		4,150	4,062
2.351% due 03/25/2037 •		2,765	2,053
2.351% due 05/25/2046 ^•		15	27
2.391% due 08/25/2036 ^•		884	644
2.401% due 12/25/2035 ^•		3,706	3,478
2.431% due 03/25/2037 ^•		222	112
2.551% due 05/25/2045 •		631	612
2.612% due 02/25/2036 ^•		12,630	12,181
2.745% due 09/19/2032 •		2,207	2,164
2.785% due 01/19/2034 •		269	264
2.925% due 10/19/2033 •		617	575
2.958% due 12/25/2035 ^•		2,822	2,726
6.580% due 06/25/2029 ~		17	16
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.781% due 05/25/2022 ~		45	45
Structured Asset Securities Corp.
5.443% due 04/15/2027 ~		13	13
5.500% due 06/25/2035		1,638	1,701
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,076	2,686
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.771% due 07/25/2033 ~		36	36
3.926% due 01/25/2034 ~		2,476	2,496
4.150% due 07/25/2032 ~		72	68
4.154% due 11/25/2033 ~		125	125
4.177% due 03/25/2033 ~		1,168	1,161
5.433% due 06/25/2034 ×		160	160
Suntrust Adjustable Rate Mortgage Loan Trust
3.704% due 02/25/2037 ^~		673	608
3.790% due 04/25/2037 ^~		730	622
3.849% due 10/25/2037 ~		994	950
4.033% due 01/25/2037 ^~		5,108	4,847
SunTrust Alternative Loan Trust
2.741% due 12/25/2035 ^•		5,178	4,292
5.750% due 12/25/2035 ^		3,404	3,196
6.000% due 04/25/2036 ^		852	785
Taurus CMBS UK Ltd.
2.106% due 05/01/2022 •	GBP	272	360
Taurus IT SRL
1.174% due 02/18/2027 •	EUR	687	802
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ×		$738	406
5.970% due 09/25/2036 ×		5,583	564
6.015% due 07/25/2037 ×		1,302	945
6.500% due 07/25/2036		5,231	2,917
Thornburg Mortgage Securities Trust
2.441% due 12/25/2033 •		717	700
3.335% due 10/25/2043 ~		358	353
3.424% due 09/25/2037 ~		5,869	5,875
4.020% due 06/25/2047 ^•		126	116
4.020% due 06/25/2047 •		7	6
Trinity Square PLC
1.936% due 07/15/2051 •	GBP	12,143	16,188
Wachovia Mortgage Loan Trust LLC
3.419% due 08/20/2035 ^~		$4,005	3,755
3.703% due 10/20/2035 ~		725	675
3.739% due 08/20/2035 ^~		3,939	3,811
3.786% due 10/20/2035 ~		41	42
3.855% due 03/20/2037 ^~		2,769	2,713
Waldorf Astoria Boca Raton Trust
3.423% due 06/15/2029 •		7,400	7,410
4.123% due 06/15/2029 •		13,300	13,325
WaMu Mortgage Pass-Through Certificates Trust
2.047% due 07/25/2047 ^•		3,942	3,233
2.258% due 02/25/2047 ^•		6,717	6,211
2.314% due 05/25/2046 •		307	290
2.314% due 12/25/2046 •		8,325	8,213
2.328% due 05/25/2047 •		9,203	8,787
2.361% due 12/25/2045 •		655	656
2.395% due 07/25/2046 •		1,031	1,009
2.395% due 08/25/2046 •		713	696
2.501% due 11/25/2045 •		365	346
2.501% due 12/25/2045 •		312	308
2.558% due 02/25/2046 •		2,153	2,156
2.558% due 08/25/2046 •		195	184
2.671% due 07/25/2045 •		284	287
2.758% due 11/25/2042 •		401	384
2.831% due 11/25/2034 •		892	880

2.958% due 06/25/2042 •		543	522
2.958% due 08/25/2042 •		294	288
3.059% due 11/25/2036 ^~		31	30
3.071% due 11/25/2034 •		433	429
3.097% due 12/25/2036 ^~		78	74
3.136% due 04/25/2037 ^~		3,133	2,870
3.156% due 05/25/2037 ~		156	140
3.278% due 10/25/2035 ~		910	921
3.306% due 02/25/2037 ^~		7,207	6,686
3.315% due 08/25/2036 ^~		1,529	1,451
3.321% due 09/25/2036 ^~		6,473	6,305
3.358% due 08/25/2036 ^~		208	204
3.359% due 09/25/2035 ~		590	606
3.364% due 09/25/2033 ~		106	107
3.368% due 09/25/2033 ~		749	771
3.386% due 08/25/2034 ~		310	316
3.389% due 02/25/2037 ^~		640	623
3.423% due 01/25/2036 ^~		5,453	5,317
3.450% due 04/25/2037 ^~		1,352	1,296
3.481% due 12/25/2035 ~		2,065	1,927
3.549% due 05/25/2037 ^~		2,187	2,087
3.565% due 07/25/2037 ^~		374	349
3.648% due 01/25/2033 ~		120	123
3.657% due 03/25/2035 ~		2,063	2,036
3.707% due 04/25/2035 ~		5,757	5,863
3.847% due 08/25/2035 ~		875	829
6.000% due 07/25/2034		546	571
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	4	20,937
1.436% due 12/21/2049 •		245,675	325,321
2.136% due 12/21/2049 •		23,296	31,202
2.636% due 12/21/2049 •		11,648	15,630
3.136% due 12/21/2049 •		6,656	8,935
3.636% due 12/21/2049 •		6,656	8,833
Washington Mutual Mortgage Pass-Through Certificates Trust
2.251% due 02/25/2037 ^•		$17,002	13,681
2.278% due 12/25/2046 •		23,017	19,840
2.328% due 04/25/2047 ^•		17	0
2.331% due 01/25/2047 ^•		5,731	5,276
2.528% due 05/25/2046 •		5,122	4,494
2.541% due 04/25/2035 •		9,425	7,929
2.877% due 05/25/2033 ~		114	111
3.145% due 02/25/2031 ~		1	1
3.426% due 02/25/2033 ~		13	12
3.927% due 06/25/2033 ~		2,769	2,752
4.404% due 09/25/2036 ^×		3,873	1,956
5.500% due 11/25/2035 ^		832	777
5.500% due 06/25/2037 ^		1,728	1,724
6.000% due 04/25/2036 ^		1,740	1,607
6.000% due 06/25/2037 ^		16,571	16,635
6.268% due 07/25/2036 ×		1,484	652
6.449% due 07/25/2036 ^×		2,535	1,113
Wells Fargo Alternative Loan Trust
4.260% due 07/25/2037 ^~		1,653	1,549
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049		11,561	11,622
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•		906	817
3.616% due 12/25/2033 ~		509	520
3.620% due 09/25/2033 ~		88	89
3.640% due 10/25/2036 ^~		3,961	3,885
3.720% due 11/25/2034 ~		474	480
3.733% due 12/25/2033 ~		97	100
3.739% due 12/25/2034 ~		11	11
3.740% due 11/25/2034 ~		83	85
3.740% due 01/25/2035 ~		2,198	2,221
3.740% due 03/25/2036 ~		1,179	1,155
3.768% due 03/25/2036 ^~		3,929	3,813
3.773% due 04/25/2036 ~		303	302
3.774% due 01/25/2035 ~		492	515
3.822% due 03/25/2036 ~		1,327	1,345
3.909% due 06/25/2035 ~		242	249
3.911% due 06/25/2035 ~		2,144	2,213
3.913% due 07/25/2036 ^~		878	889
3.933% due 05/25/2035 ~		1,319	1,331
3.933% due 04/25/2036 ^~		17	17
3.967% due 03/25/2036 ~		129	126
4.017% due 03/25/2036 ^~		2,137	2,134
4.097% due 10/25/2035 ~		3,840	3,866
4.108% due 08/25/2033 ~		119	121
4.149% due 12/25/2034 ~		444	454
4.190% due 06/25/2033 ~		239	243
4.190% due 04/25/2036 ~		3,179	2,975
4.232% due 05/25/2035 ~		69	67
4.244% due 06/25/2034 ~		1,823	1,889
4.398% due 07/25/2034 ~		14	14

5.000% due 03/25/2036	916	886
5.250% due 10/25/2035	257	258
5.500% due 11/25/2035	134	136
5.500% due 01/25/2036 ^	1,488	1,481
5.500% due 02/25/2037 ^	553	527
5.750% due 02/25/2037	319	306
5.750% due 04/25/2037 ^	2,357	2,333
6.000% due 08/25/2036	1,855	1,851
6.000% due 03/25/2037 ^	1,676	1,668
6.000% due 04/25/2037 ^	2,099	2,120
6.000% due 07/25/2037 ^	6,444	6,438
6.000% due 08/25/2037 ^	431	429
6.250% due 07/25/2037 ^	159	156

Total Non-Agency Mortgage-Backed Securities (Cost $11,915,184)		12,161,604

ASSET-BACKED SECURITIES 11.0%
Aames Mortgage Investment Trust
2.871% due 10/25/2035 •	3,100	3,058
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •	572	571
2.411% due 12/25/2035 •	896	897
2.961% due 01/25/2035 •	944	945
4.330% due 06/25/2033 ×	1,873	1,818
4.980% due 10/25/2033 ×	1,411	1,442
ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	13	7
2.201% due 12/25/2036 •	6,368	2,630
2.231% due 07/25/2036 •	5,300	4,285
2.251% due 08/25/2036 ^•	5,340	1,922
2.291% due 12/25/2036 •	24,552	10,301
2.311% due 08/25/2036 ^•	6,862	2,494
2.641% due 12/25/2045 ^•	5,452	3,997
2.711% due 02/25/2036 ^•	3,031	2,860
2.751% due 11/25/2035 •	12,800	12,812
2.791% due 08/25/2045 •	3,760	3,700
3.066% due 11/25/2033 •	2,033	2,006
3.066% due 12/25/2034 •	331	323
3.066% due 07/25/2035 •	3,118	3,157
3.891% due 10/25/2032 •	1,478	1,479
Aegis Asset-Backed Securities Trust
2.261% due 01/25/2037 •	9,766	7,841
2.521% due 12/25/2035 •	3,300	3,226
2.571% due 06/25/2035 •	3,500	3,112
ALESCO Preferred Funding Ltd.
2.625% due 07/23/2035 •	31,621	31,146
2.665% due 12/23/2036 •	31,626	29,254
2.675% due 09/23/2036 •	34,656	32,057
2.695% due 06/23/2036 •	33,369	31,200
2.815% due 12/23/2034 •	17,734	17,113
3.085% due 09/23/2038 •	70,864	69,447
Allegro CLO Ltd.
3.579% due 01/30/2026 •	24,996	25,006
Ally Auto Receivables Trust
1.490% due 11/15/2019	3,649	3,644
2.720% due 05/17/2021 «	14,080	14,080
American Express Credit Account Master Trust
1.640% due 12/15/2021	284,250	281,838
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.781% due 04/25/2034 •	134	135
2.871% due 05/25/2034 •	3,154	3,165
2.961% due 07/25/2034 •	434	437
4.500% due 05/25/2034 ^×	686	686
5.466% due 11/25/2032 •	4,089	3,950
Amortizing Residential Collateral Trust
3.126% due 07/25/2032 •	75	74
3.216% due 08/25/2032 •	176	173
Apidos CLO
3.335% due 01/19/2025 •	24,124	24,135
3.482% due 07/22/2026 •	54,000	54,020
Arbor Realty Commercial Real Estate Notes Ltd.
3.373% due 04/15/2027 •	19,400	19,505
Ares CLO Ltd.
3.543% due 04/17/2026 •	17,400	17,416
Argent Securities Trust
2.201% due 09/25/2036 •	4,769	2,078
2.241% due 06/25/2036 •	21,152	8,142
2.241% due 09/25/2036 •	24,623	10,761
2.281% due 03/25/2036 •	7,058	4,263
2.361% due 05/25/2036 •	27,286	10,526
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.411% due 01/25/2036 •	13,224	12,213
3.216% due 11/25/2034 •	3,522	3,495
4.116% due 05/25/2034 •	756	722
Asset-Backed Funding Certificates Trust
2.231% due 11/25/2036 •	12,430	8,904

2.951% due 12/25/2030 •		855	832
3.010% due 03/25/2034 •		3,295	3,083
3.186% due 05/25/2032 •		609	604
Asset-Backed Securities Corp. Home Equity Loan Trust
2.171% due 05/25/2037 •		219	157
2.321% due 11/25/2036 •		7,500	6,934
2.541% due 11/25/2035 •		5,800	5,816
2.851% due 10/25/2034 •		1	1
3.423% due 04/15/2033 •		1,882	1,867
4.512% due 08/15/2033 •		640	638
5.298% due 08/15/2032 •		7,809	7,627
Atrium CDO Corp.
3.298% due 07/16/2025 •		12,865	12,875
Avery Point CLO Ltd.
3.460% due 04/25/2026 •		1,600	1,601
3.475% due 01/18/2025 •		27,375	27,386
B2R Mortgage Trust
2.567% due 06/15/2049		20,824	20,269
BA Credit Card Trust
2.453% due 06/15/2021 •		18,781	18,813
Babson CLO Ltd.
3.503% due 10/17/2026 •		15,400	15,413
Barings Euro CLO BV
1.050% due 07/27/2030 (c)	EUR	1,400	1,635
Bayview Opportunity Master Fund Trust
3.844% due 04/28/2033 ×		$6,023	6,039
Bear Stearns Asset-Backed Securities Trust
2.201% due 04/25/2031 •		1,529	2,020
2.261% due 12/25/2036 ^•		4,623	4,734
2.281% due 05/25/2037 •		2,568	2,806
2.331% due 06/25/2047 •		7,500	7,352
2.391% due 06/25/2047 •		13,800	12,918
2.431% due 05/25/2036 ^•		3,497	4,084
2.491% due 02/25/2036 •		10,000	9,907
2.541% due 12/25/2042 •		138	137
2.731% due 12/25/2034 •		5	5
2.751% due 10/25/2032 •		1,098	1,105
2.859% due 10/25/2036 ~		1,218	906
2.891% due 10/27/2032 •		848	823
3.066% due 08/25/2035 •		2,484	2,489
3.091% due 10/25/2037 •		261	263
3.091% due 11/25/2042 •		172	172
3.141% due 08/25/2037 •		7,124	6,503
3.216% due 02/25/2035 •		4,944	4,969
3.647% due 07/25/2036 ~		93	94
4.093% due 06/25/2043 ~		490	490
Black Diamond CLO Ltd.
3.403% due 02/06/2026 •		48,401	48,450
Capital Auto Receivables Asset Trust
2.254% due 10/20/2020 •		11,600	11,594
2.540% due 10/20/2020		72,200	72,129
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021		4,100	4,093
2.433% due 06/15/2022 •		45,875	46,002
2.523% due 02/15/2022 •		74,555	74,763
CARDS Trust
2.423% due 04/17/2023 •		53,000	53,047
2.443% due 04/18/2022 •		12,500	12,514
2.773% due 07/15/2021 •		19,500	19,529
3.047% due 04/17/2023		53,300	53,310
Carlyle Global Market Strategies CLO Ltd.
3.488% due 10/16/2025 •		35,800	35,817
CarMax Auto Owner Trust
2.730% due 08/16/2021		39,300	39,272
Carrington Mortgage Loan Trust
2.151% due 01/25/2037 •		699	659
2.251% due 10/25/2036 •		5,532	4,251
2.341% due 10/25/2036 •		6,481	5,028
2.351% due 02/25/2037 •		53,326	49,110
Catamaran CLO Ltd.
3.755% due 10/18/2026 •		10,600	10,624
CDC Mortgage Capital Trust
2.886% due 07/25/2034 •		1,885	1,766
Chase Funding Trust
2.651% due 02/25/2033 •		45	43
2.731% due 08/25/2032 •		566	557
2.751% due 11/25/2032 •		19	19
2.991% due 02/25/2032 •		887	888
Chase Issuance Trust
2.373% due 01/18/2022 •		7,200	7,225
CIFC Funding Ltd.
3.753% due 01/17/2027 •		30,100	30,126
CIT Group Home Equity Loan Trust
3.141% due 09/25/2030 •		1,763	1,751
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •		18,520	18,722

3.591% due 10/25/2037 •		25,550	26,354
Citigroup Global Markets Mortgage Securities, Inc.
2.651% due 09/25/2028 •		248	247
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •		3,678	2,895
2.161% due 05/25/2037 •		2,153	1,555
2.231% due 12/25/2036 •		763	759
2.251% due 12/25/2036 •		12,851	8,504
2.261% due 05/25/2037 •		38,588	32,439
2.261% due 07/25/2045 •		11,165	8,898
2.281% due 05/25/2037 •		13,267	10,177
2.291% due 05/25/2037 •		5,269	3,870
2.341% due 08/25/2036 •		24,500	23,893
2.351% due 09/25/2036 •		3,249	2,285
2.351% due 07/25/2045 •		5,336	4,295
2.361% due 05/25/2037 •		17,700	17,099
2.541% due 11/25/2045 •		3,827	3,784
4.556% due 10/25/2037 ×		3,788	3,942
5.764% due 01/25/2037 ^×		1,241	865
6.351% due 05/25/2036 ^×		2,958	1,761
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
3.021% due 05/25/2035 •		3,900	3,872
Citigroup Mortgage Loan Trust, Inc.
2.351% due 01/25/2037 •		6,000	5,930
2.351% due 03/25/2037 •		10,495	9,437
2.751% due 07/25/2035 •		14,580	14,305
2.826% due 09/25/2035 ^•		11,100	10,997
Commonbond Student Loan Trust
2.550% due 05/25/2041		13,022	12,776
Conseco Finance Corp.
6.240% due 12/01/2028		52	53
6.870% due 04/01/2030 ~		162	173
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 ×		337	367
Cork Street CLO Designated Activity Co.
0.760% due 11/27/2028 •	EUR	17,400	20,347
Countrywide Asset-Backed Certificates
2.221% due 12/25/2036 ^•		$6,422	6,022
2.231% due 05/25/2037 ^•		23,462	21,969
2.231% due 07/25/2037 ^•		7,424	6,628
2.231% due 08/25/2037 •		17,568	16,565
2.231% due 08/25/2037 •		1,025	1,010
2.241% due 01/25/2037 •		9,275	9,091
2.241% due 05/25/2037 •		16,441	16,275
2.251% due 01/25/2034 •		1,045	1,038
2.251% due 01/25/2046 •		1,814	1,804
2.261% due 06/25/2047 •		6,930	6,878
2.271% due 06/25/2047 •		790	784
2.271% due 11/25/2047 ^•		3,138	2,547
2.281% due 06/25/2047 •		4,439	4,389
2.311% due 06/25/2037 •		11,000	10,547
2.311% due 09/25/2037 ^•		4,147	3,491
2.311% due 09/25/2047 •		37,420	33,390
2.321% due 10/25/2047 •		8,322	8,131
2.381% due 06/25/2036 •		7,883	7,857
2.381% due 08/25/2036 •		7,101	6,997
2.391% due 06/25/2036 •		4,504	4,499
2.391% due 07/25/2036 •		4,393	4,392
2.401% due 09/25/2037 ^•		7,200	5,124
2.431% due 04/25/2036 •		2,706	2,708
2.431% due 12/25/2036 ^•		666	371
2.491% due 08/25/2034 •		769	756
2.531% due 04/25/2036 •		4,500	4,498
2.541% due 03/25/2036 •		2,600	2,559
2.581% due 02/25/2036 •		3,400	3,383
2.651% due 12/25/2035 •		1,144	1,149
2.831% due 05/25/2032 •		18	18
2.861% due 11/25/2035 •		62	62
4.491% due 01/25/2034 ^•		11,152	9,266
4.746% due 10/25/2046 ^~		8,220	8,031
4.814% due 10/25/2032 ^~		7,046	6,374
Countrywide Asset-Backed Certificates Trust
2.221% due 04/25/2046 •		7,374	6,881
2.231% due 02/25/2037 •		12,544	11,876
2.231% due 03/25/2037 •		5,411	5,211
2.251% due 03/25/2037 •		7,418	7,352
2.251% due 09/25/2046 •		2,683	2,647
2.541% due 04/25/2036 •		4,402	4,403
2.551% due 05/25/2036 •		30,800	30,385
2.581% due 02/25/2036 •		2,143	2,149
2.621% due 02/25/2036 •		4,800	4,774
2.671% due 11/25/2035 •		1,802	1,804
2.731% due 02/25/2036 •		9,944	9,789
2.741% due 07/25/2035 •		14,336	14,424
2.791% due 11/25/2035 •		2,000	1,999
2.831% due 12/25/2034 •		2,848	2,852

2.891% due 08/25/2047 •		24,160	23,979
2.991% due 11/25/2034 •		476	480
3.441% due 04/25/2035 •		3,500	3,554
4.606% due 10/25/2046 ^~		5,018	4,689
4.616% due 10/25/2035 ~		78	80
4.631% due 08/25/2035 ~		17,821	17,106
4.693% due 10/25/2035 ~		452	463
5.103% due 05/25/2035 ×		1,600	1,624
5.251% due 12/25/2034 ~		2,100	2,136
Covenant Credit Partners CLO Ltd.
3.603% due 10/17/2026 •		9,200	9,210
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		13,500	13,538
Credit Suisse First Boston Mortgage Securities Corp.
2.791% due 07/25/2032 •		54	50
2.831% due 08/25/2032 •		2,018	1,959
3.741% due 05/25/2043 •		561	559
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~		630,799	540,136
0.000% due 02/25/2056 «(a)(h)		176	176
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •		118	77
2.211% due 07/25/2037 •		404	270
2.241% due 11/25/2036 •		11,373	7,501
2.341% due 07/25/2036 •		10,000	9,367
2.341% due 04/25/2037 •		1,104	853
2.661% due 07/25/2036 •		3,133	3,119
3.191% due 04/25/2032 •		97	98
3.886% due 03/25/2037 ^×		6,141	3,458
6.780% due 05/25/2035 ×		1,428	1,431
Crown Point CLO Ltd.
0.000% due 07/17/2028 •(c)		15,100	15,100
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •		13,154	13,168
Daimler Trucks Retail Trust
2.200% due 04/15/2019		17,285	17,281
2.600% due 05/15/2020		33,000	33,005
Delta Funding Home Equity Loan Trust
2.893% due 09/15/2029 •		155	153
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •		30,400	30,395
Discover Card Execution Note Trust
2.613% due 09/15/2021 •		26,094	26,168
Driver Australia Four Trust
2.920% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	19,373	14,337
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		$22,800	22,816
ECMC Group Student Loan Trust
3.141% due 05/25/2067 •		10,523	10,671
Edsouth Indenture LLC
3.210% due 07/25/2023 •		5,917	5,930
Educational Funding Co. LLC
2.610% due 10/25/2029 •		2,064	2,039
Ellington Loan Acquisition Trust
3.141% due 05/25/2037 •		17,483	17,268
EMC Mortgage Loan Trust
2.541% due 12/25/2042 •		132	132
2.831% due 05/25/2040 •		24	24
2.991% due 05/25/2043 •		147	145
Emerson Park CLO Ltd.
3.328% due 07/15/2025 •		8,521	8,528
EquiFirst Mortgage Loan Trust
2.841% due 01/25/2034 •		22	22
Equity One Mortgage Pass-Through Trust
2.651% due 11/25/2032 •		232	230
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		16,835	16,747
FAB UK Ltd.
1.250% due 12/06/2045 •	GBP	7,888	9,725
Fieldstone Mortgage Investment Trust
2.120% due 11/25/2036 •		$11,351	6,927
2.281% due 05/25/2036 •		10,731	8,324
Figueroa CLO Ltd.
0.000% due 01/15/2027 •(c)		18,400	18,400
Finance America Mortgage Loan Trust
2.991% due 08/25/2034 •		449	449
First Franklin Mortgage Loan Trust
2.251% due 04/25/2036 •		4,559	4,344
2.331% due 04/25/2036 •		7,400	6,520
2.331% due 08/25/2036 •		7,037	6,070
2.331% due 10/25/2036 •		6,375	4,858
2.341% due 06/25/2036 •		10,000	7,153
2.541% due 11/25/2036 •		6,700	6,725
2.561% due 07/25/2035 •		316	317
2.581% due 07/25/2035 •		2,000	2,009
2.766% due 11/25/2035 •		12,496	12,286

3.291% due 01/25/2035 •	2,690	2,702
3.516% due 10/25/2034 •	1,991	1,968
First NLC Trust
2.231% due 08/25/2037 •	3,460	2,183
2.312% due 05/25/2035 •	1,486	1,454
2.371% due 08/25/2037 •	1,959	1,255
Ford Credit Auto Lease Trust
2.710% due 12/15/2020	175,100	175,030
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,600	3,554
2.533% due 11/15/2021 •	8,930	8,957
Fremont Home Loan Trust
2.151% due 01/25/2037 •	36	21
2.191% due 08/25/2036 •	442	209
2.221% due 11/25/2036 •	48,382	23,811
2.241% due 01/25/2037 •	15,822	9,399
2.251% due 08/25/2036 •	9,052	4,318
2.261% due 02/25/2037 •	58,945	33,274
2.331% due 02/25/2037 •	22,384	12,803
2.341% due 05/25/2036 •	13,380	9,049
2.361% due 04/25/2036 •	3,100	1,935
2.826% due 07/25/2035 •	1,500	1,498
3.021% due 07/25/2034 •	393	397
3.156% due 06/25/2035 •	6,400	6,380
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •	7	4
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	10,010	9,990
GMAC Mortgage Corp. Home Equity Loan Trust
6.804% due 09/25/2037 ~	42	43
6.951% due 09/25/2037 ~	10	10
Golden Credit Card Trust
2.473% due 02/15/2021 •	23,300	23,334
Greenpoint Manufactured Housing
7.270% due 06/15/2029 ~	278	286
8.300% due 10/15/2026 ~	813	875
Greystone Commercial Real Estate Ltd.
3.623% due 03/15/2027 •	19,900	19,849
GSAA Home Equity Trust
2.161% due 03/25/2036 •	63	35
2.191% due 03/25/2037 •	744	375
2.211% due 04/25/2047 •	5,099	4,842
2.211% due 05/25/2047 •	6,400	5,130
2.261% due 09/25/2036 •	11,958	5,695
2.271% due 05/25/2036 •	18,321	8,692
2.271% due 07/25/2037 •	2,933	2,827
2.391% due 03/25/2037 •	3,050	1,953
2.391% (US0001M + 0.300%) due 05/25/2047 ~	377	313
2.461% due 06/25/2035 •	1,632	1,647
2.541% due 08/25/2037 •	5,169	4,943
3.572% due 03/25/2036 ~	8,604	5,861
4.453% due 06/25/2034 ^×	2	2
GSAMP Trust
2.181% due 01/25/2037 •	4,053	2,781
2.211% due 12/25/2036 •	7,445	4,001
2.251% due 05/25/2046 •	1,153	1,143
2.271% due 11/25/2035 •	409	78
2.331% due 06/25/2036 •	5,703	4,010
2.331% due 08/25/2036 •	2,481	2,141
2.361% due 04/25/2036 •	5,147	3,936
2.461% due 03/25/2047 •	9,000	6,005
2.611% due 01/25/2045 •	1,883	1,882
3.096% due 06/25/2035 •	593	594
3.141% due 06/25/2034 •	530	521
3.341% due 03/25/2034 ^•	4,554	3,752
3.411% due 12/25/2034 ^•	1,629	1,210
3.741% due 10/25/2034 •	600	585
Halcyon Loan Advisors Funding Ltd.
3.462% due 10/22/2025 •	54,000	54,009
Home Equity Asset Trust
2.691% due 11/25/2032 •	154	150
3.186% due 05/25/2035 •	3,300	3,238
Home Equity Loan Trust
2.321% due 04/25/2037 •	10,800	9,812
Home Equity Mortgage Loan Asset-Backed Trust
2.211% due 04/25/2037 •	1,482	1,137
2.231% due 11/25/2036 •	2,540	2,440
2.251% due 11/25/2036 •	6,776	5,559
2.301% due 04/25/2037 •	4,767	3,694
2.331% due 11/25/2036 •	35,326	27,269
HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •	123	55
4.877% due 12/25/2036 ×	17,724	9,781
HSI Asset Securitization Corp. Trust
2.141% due 10/25/2036 •	208	108
2.201% due 12/25/2036 •	631	247

2.231% due 01/25/2037 •	20,205	16,558
2.261% due 12/25/2036 •	5,749	2,247
2.481% due 11/25/2035 •	5,339	5,134
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	20,396	20,325
2.353% due 12/16/2019 •	9,026	9,033
ICG U.S. CLO Ltd.
3.198% due 01/16/2028 •	12,600	12,602
IMC Home Equity Loan Trust
5.437% due 07/25/2026 ~	20	20
7.310% due 11/20/2028	17	17
7.520% due 08/20/2028	20	22
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.951% due 10/25/2033 •	667	664
IXIS Real Estate Capital Trust
2.721% due 02/25/2036 •	6,987	7,022
Jamestown CLO Ltd.
3.038% due 07/15/2026 •	29,509	29,408
3.218% due 01/15/2028 •	26,100	26,005
3.488% due 01/15/2026 •	19,527	19,548
3.573% due 01/17/2027 •	18,066	18,086
JPMorgan Mortgage Acquisition Trust
2.171% due 08/25/2036 •	260	142
2.201% due 08/25/2036 •	36	28
2.241% due 08/25/2036 •	257	255
2.251% due 01/25/2036 •	1,901	1,896
2.251% due 06/25/2036 •	2,204	2,204
2.251% due 07/25/2036 ^•	7,327	3,147
2.281% due 03/25/2047 •	25,812	24,994
2.301% due 03/25/2037 •	4,990	4,984
2.331% due 08/25/2036 •	3,000	2,732
2.351% due 07/25/2036 •	8,625	8,466
2.351% due 03/25/2037 •	5,600	5,487
2.361% due 04/25/2036 •	6,707	6,619
6.337% due 08/25/2036 ^×	2,669	2,033
KVK CLO Ltd.
3.498% due 01/15/2026 •	34,558	34,577
LA Arena Funding LLC
7.656% due 12/15/2026	60	61
LCM LP
3.378% due 07/15/2026 •	67,500	67,544
Legacy Mortgage Asset Trust
0.000% due 01/25/2058 «~	370	370
0.000% due 01/25/2058 ~	51,621	50,898
3.173% due 12/25/2056 ~	647,925	581,919
4.129% due 02/25/2058 «~	155,769	155,245
Lehman ABS Mortgage Loan Trust
2.181% due 06/25/2037 •	8,272	5,857
2.291% due 06/25/2037 •	4,465	3,203
Lehman XS Trust
2.261% due 10/25/2036 •	4,902	5,623
2.261% due 01/25/2037 •	3,708	4,477
5.420% due 11/25/2035 ^×	121	121
LoanCore Issuer Ltd.
3.203% due 05/15/2028 •	24,000	24,038
Long Beach Mortgage Loan Trust
2.241% due 09/25/2036 •	13,357	10,528
2.246% due 08/25/2036 •	32,582	22,137
2.251% due 12/25/2036 •	31,291	23,234
2.611% due 08/25/2045 •	7,805	7,619
2.651% due 10/25/2034 •	11	11
2.851% due 08/25/2045 •	2,224	2,242
2.916% due 06/25/2035 •	6	6
3.141% due 06/25/2035 •	8,900	8,352
3.366% due 02/25/2035 •	4,500	4,489
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •	10,500	10,488
Marathon Ltd.
0.000% due 06/15/2028 •(c)	3,200	3,205
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •	1,921	1,934
Master Credit Card Trust
2.578% due 07/22/2024 •	14,800	14,805
MASTR Asset-Backed Securities Trust
2.141% due 01/25/2037 •	102	42
2.241% due 08/25/2036 •	5,656	3,171
2.331% due 03/25/2036 •	9,117	6,773
2.331% due 10/25/2036 •	5,034	4,634
2.591% due 10/25/2035 ^•	11,887	11,111
3.021% due 06/25/2035 •	8,620	8,626
5.471% due 11/25/2035 ×	619	585
5.719% due 02/25/2036 ×	1,282	1,233
MASTR Specialized Loan Trust
2.841% due 11/25/2035 •	3,600	3,537
Merrill Lynch First Franklin Mortgage Loan Trust
2.261% due 04/25/2037 •	3,329	2,014

Merrill Lynch Mortgage Investors Trust
2.151% due 11/25/2037 •	2,003	1,122
2.161% due 04/25/2047 •	13,854	8,666
2.201% due 08/25/2037 •	11,313	7,634
2.211% due 02/25/2037 •	1,133	513
2.241% due 08/25/2037 •	47,376	32,168
2.241% due 11/25/2037 •	14,270	8,122
2.261% due 07/25/2037 •	6,276	3,839
2.331% due 08/25/2037 •	2,369	1,631
2.351% due 03/25/2037 •	62,188	54,579
2.351% due 04/25/2037 •	3,668	2,407
2.411% due 03/25/2037 •	15,424	11,282
2.541% due 02/25/2047 •	22,560	16,922
MESA Trust
2.760% due 12/25/2031 •	588	582
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	245	266
Mid-State Trust
7.791% due 03/15/2038	1,872	2,009
MMAF Equipment Finance LLC
2.400% due 06/10/2019	14,559	14,560
Morgan Stanley ABS Capital, Inc. Trust
2.141% due 07/25/2036 •	178	97
2.151% due 12/25/2036 •	3,300	2,095
2.151% due 05/25/2037 •	1,580	1,441
2.161% due 10/25/2036 •	1,966	1,211
2.181% due 01/25/2037 •	7,054	4,209
2.191% due 11/25/2036 •	1,919	1,321
2.201% due 03/25/2037 •	8,026	4,418
2.221% due 10/25/2036 •	6,089	5,775
2.231% due 10/25/2036 •	39,326	24,416
2.231% due 11/25/2036 •	18,393	12,253
2.231% due 05/25/2037 •	6,176	4,841
2.241% due 06/25/2036 •	9,714	6,719
2.241% due 09/25/2036 •	19,346	10,061
2.241% due 10/25/2036 •	16,763	11,009
2.241% due 11/25/2036 •	21,226	14,683
2.241% due 12/25/2036 •	2,661	1,705
2.251% due 09/25/2036 •	4,773	2,922
2.271% due 03/25/2037 •	30,921	17,147
2.291% due 02/25/2037 •	2,674	1,745
2.311% due 10/25/2036 •	2,966	1,859
2.321% due 09/25/2036 •	3,565	2,207
2.321% due 10/25/2036 •	2,005	1,329
2.321% due 11/25/2036 •	19,103	13,317
2.321% due 02/25/2037 •	12,801	6,435
2.341% due 08/25/2036 •	19,895	12,963
2.341% due 12/25/2036 •	11,543	7,468
2.341% due 05/25/2037 •	2,831	2,618
2.431% due 03/25/2037 •	3,989	2,248
2.451% due 02/25/2037 •	4,652	2,375
2.736% due 09/25/2035 •	2,644	2,654
2.826% due 07/25/2035 •	6,100	5,895
3.021% due 11/25/2034 •	14,265	14,199
3.036% due 06/25/2034 •	1,898	1,905
3.091% due 03/25/2033 •	1,015	1,003
3.111% due 08/25/2034 •	191	192
3.141% due 04/25/2035 •	4,200	4,101
Morgan Stanley Dean Witter Capital, Inc. Trust
3.366% due 09/25/2032 •	1,701	1,696
3.441% due 02/25/2033 •	1,044	1,041
Morgan Stanley Home Equity Loan Trust
2.191% due 12/25/2036 •	19,748	12,137
2.251% due 04/25/2036 •	7,233	5,742
2.321% due 04/25/2037 •	14,935	10,264
2.441% due 04/25/2037 •	9,165	6,379
Morgan Stanley IXIS Real Estate Capital Trust
2.141% due 11/25/2036 •	6	3
2.241% due 07/25/2036 •	10,888	6,150
2.321% due 07/25/2036 •	33,389	19,155
Morgan Stanley Mortgage Loan Trust
2.171% due 11/25/2036 •	4,256	1,928
2.211% due 04/25/2037 •	6,833	3,386
2.321% due 02/25/2037 •	668	343
2.451% due 04/25/2037 •	3,311	1,679
3.717% due 11/25/2036 ^•	2,127	1,130
5.577% due 10/25/2046 ^×	3,122	1,483
5.726% due 10/25/2036 ^×	1,494	812
5.750% due 04/25/2037 ^~	897	628
6.000% due 07/25/2047 ^~	752	604
Mountain Hawk CLO Ltd.
2.902% due 10/15/2026 •	10,150	10,140
3.555% due 04/18/2025 •	67,400	67,473
MP CLO Ltd.
3.195% due 04/18/2027 •	5,000	4,996

National Collegiate Student Loan Trust
2.351% due 02/26/2029 •	1,839	1,813
2.361% due 03/26/2029 •	10,609	10,459
Navient Private Education Loan Trust
2.418% due 12/15/2059 •	15,500	15,505
2.788% due 12/15/2059 •	15,800	15,826
3.573% due 01/16/2035 •	7,714	7,741
3.610% due 12/15/2059	11,900	11,965
Nelnet Student Loan Trust
2.691% due 03/25/2030 •	9,239	9,283
New Century Home Equity Loan Trust
2.571% due 10/25/2035 •	2,299	2,238
2.766% due 03/25/2035 •	3,500	3,507
2.976% due 05/25/2034 •	1,485	1,479
5.091% due 01/25/2033 ^•	3,493	3,285
NewMark Capital Funding CLO Ltd.
3.528% due 06/30/2026 •	16,150	16,154
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.421% due 10/25/2036 ^•	24,973	9,084
2.491% due 02/25/2037 ^•	2,353	1,116
2.581% due 05/25/2035 •	2,642	2,661
6.032% due 10/25/2036 ^×	3,229	1,368
NovaStar Mortgage Funding Trust
2.191% due 01/25/2037 •	4,585	2,232
2.241% due 06/25/2036 •	2,978	2,292
2.241% due 09/25/2036 •	18,569	10,670
2.241% due 03/25/2037 •	5,027	2,655
2.261% due 11/25/2036 •	11,069	5,293
2.271% due 03/25/2037 •	4,162	2,203
2.301% due 01/25/2037 •	20,626	10,100
2.341% due 10/25/2036 •	5,999	4,445
2.670% due 12/25/2033 •	534	532
2.916% due 06/25/2034 •	92	92
3.966% due 03/25/2035 •	9,200	9,324
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •	58,800	58,892
Oaktree CLO Ltd.
3.579% due 10/20/2026 •	6,200	6,208
OCP CLO Ltd.
3.203% due 04/17/2027 •	8,600	8,588
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •	7,600	7,602
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	27,989	28,009
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	11,800	11,715
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	43,947
Option One Mortgage Loan Trust
2.191% due 01/25/2037 •	13,320	8,720
2.231% due 01/25/2037 •	29,984	19,716
2.261% due 05/25/2037 •	5,076	3,265
2.271% due 04/25/2037 •	9,015	5,883
2.311% due 01/25/2037 •	11,275	7,469
2.311% due 04/25/2037 •	26,511	21,012
2.331% due 04/25/2037 •	3,808	2,431
2.341% due 03/25/2037 •	1,743	1,067
2.341% due 07/25/2037 •	3,837	2,678
2.421% due 04/25/2037 •	2,903	1,931
2.451% due 01/25/2036 •	6,600	5,850
2.856% due 08/25/2035 •	4,500	4,370
Option One Mortgage Loan Trust Asset-Backed Certificates
2.551% due 11/25/2035 •	21,800	20,403
2.946% due 10/25/2032 •	2,919	2,833
OSCAR U.S. Funding Trust LLC
2.160% due 04/10/2019	6,575	6,571
2.536% due 04/12/2021 •	8,500	8,531
Ownit Mortgage Loan Trust
2.691% due 10/25/2036 ^•	3,975	3,433
OZLM Ltd.
3.579% due 01/20/2027 •	11,600	11,616
Palmer Square CLO Ltd.
0.000% due 08/15/2026 •(c)	32,150	32,150
3.573% due 10/17/2027 •	23,500	23,535
Palmer Square Loan Funding Ltd.
3.010% due 07/15/2026 •	46,800	46,622
Panhandle-Plains Higher Education Authority, Inc.
3.438% due 10/01/2035 •	12,932	13,021
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.891% due 12/25/2034 •	13,859	14,040
Penarth Master Issuer PLC
2.333% due 03/18/2022 •	11,500	11,507
People’s Choice Home Loan Securities Trust
2.811% due 05/25/2035 ^•	2,087	2,059
3.036% due 05/25/2035 ^•	7,000	6,082
3.441% due 01/25/2035 •	5,681	5,597

People’s Financial Realty Mortgage Securities Trust
2.231% due 09/25/2036 •		21,661	9,150
Popular ABS Mortgage Pass-Through Trust
2.301% due 01/25/2037 •		7,000	6,696
2.721% due 06/25/2035 •		3,676	3,664
5.507% due 05/25/2035 ×		1,062	963
5.700% due 12/25/2034 ×		9,967	8,392
RAAC Trust
2.361% due 05/25/2036 •		1,157	1,140
2.391% due 06/25/2044 •		2,746	2,498
2.431% due 02/25/2036 •		3,850	3,837
2.441% due 11/25/2046 •		12,674	11,481
2.491% due 06/25/2047 •		1,986	1,989
3.591% due 09/25/2047 •		10,900	10,766
Renaissance Home Equity Loan Trust
2.451% due 11/25/2034 •		304	284
2.791% due 08/25/2032 •		104	100
2.971% due 08/25/2033 •		68	66
5.473% due 01/25/2037 ×		9,223	5,218
5.565% due 02/25/2036 ×		2	2
5.893% due 06/25/2037 ^×		8,030	3,864
5.906% due 06/25/2037 ×		8,997	4,338
Residential Asset Mortgage Products Trust
2.311% due 10/25/2034 •		563	547
2.381% due 02/25/2036 •		4,650	4,544
2.391% due 05/25/2036 ^•		3,753	3,263
4.641% due 12/25/2034 •		2,000	2,028
Residential Asset Securities Corp. Trust
2.221% due 11/25/2036 •		11,442	9,120
2.241% due 08/25/2036 •		1,135	1,038
2.251% due 06/25/2036 •		445	444
2.261% due 11/25/2036 •		4,572	3,919
2.271% due 04/25/2036 •		1,486	1,487
2.331% due 10/25/2036 •		3,000	2,913
2.361% due 07/25/2036 •		12,000	7,652
2.361% due 05/25/2037 •		2,524	2,511
2.371% due 04/25/2036 •		4,200	4,026
2.501% due 01/25/2036 •		2,353	2,340
2.671% due 06/25/2033 •		1,335	1,170
2.681% due 09/25/2035 •		5,000	4,970
2.751% due 11/25/2035 •		4,569	4,592
2.916% due 07/25/2034 •		1,033	1,025
3.186% due 03/25/2035 •		2,803	2,672
Residential Mortgage Loan Trust
3.591% due 09/25/2029 •		7	7
SACO Trust
2.511% due 03/25/2036 ^•		32	31
2.591% due 12/25/2035 •		13	13
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		78	78
Santander Retail Auto Lease Trust
2.354% due 10/20/2020 •		69,700	69,747
2.710% due 10/20/2020		62,800	62,742
Saratoga Investment Corp. CLO Ltd.
3.909% due 10/20/2025 •		19,400	19,463
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•		274	101
2.221% due 05/25/2037 ^•		775	598
2.251% due 07/25/2036 •		2,992	1,515
2.331% due 07/25/2036 •		3,847	1,970
2.341% due 03/25/2036 •		12,535	9,372
2.341% due 05/25/2036 •		13,905	9,176
2.361% due 03/25/2036 •		19,206	17,132
3.051% due 01/25/2036 ^•		4,710	3,598
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		411	411
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •		27,600	27,610
SG Mortgage Securities Trust
2.241% due 10/25/2036 •		20,988	17,163
SLC Student Loan Trust
2.451% due 03/15/2027 •		13,696	13,654
2.503% due 05/15/2023 •		1,602	1,601
3.241% due 06/15/2021 •		4,300	4,323
SLM Private Credit Student Loan Trust
2.541% due 06/15/2023 •		26,335	26,297
2.581% due 12/16/2041 •		12,000	11,706
SLM Private Education Loan Trust
1.850% due 06/17/2030		7,694	7,639
4.323% due 06/16/2042 •		18,000	18,531
4.700% due 05/16/2044 •		982	1,001
5.323% due 05/16/2044 •		11,389	11,634
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	68	80
0.000% due 06/17/2024 •		5,895	6,898
2.400% due 01/25/2019 •		$6,789	6,779

2.470% due 10/27/2025 •	3,250	3,249
2.510% due 10/25/2029 •	17,231	17,159
2.690% due 01/25/2022 •	8,661	8,497
2.811% due 12/15/2027 •	66,200	66,493
2.891% due 12/15/2025 •	35,786	35,978
3.260% due 07/25/2023 •	693	696
3.541% due 12/15/2033 •	16,124	16,340
3.860% due 04/25/2023 •	32,745	33,400
4.060% due 07/25/2023 •	2,086	2,142
SMB Private Education Loan Trust
2.423% due 03/16/2026 •	20,918	20,936
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	9,445	9,419
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	3,930	3,915
1.630% due 01/25/2036	3,999	3,982
1.830% due 05/25/2040	4,125	4,104
3.020% due 02/25/2040	8,828	8,636
3.391% due 02/25/2040 •	6,104	6,149
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	22,834	22,754
Soundview Home Loan Trust
2.171% due 06/25/2037 •	11,839	8,560
2.201% due 01/25/2037 •	4,480	3,549
2.241% due 03/25/2037 •	4,486	4,360
2.251% due 11/25/2036 •	5,914	5,810
2.251% due 01/25/2037 •	4,277	3,405
2.271% due 02/25/2037 •	9,604	4,098
2.271% due 08/25/2037 •	3,143	3,071
2.301% due 06/25/2037 •	20,603	15,060
2.341% due 08/25/2037 •	3,828	3,404
2.351% due 02/25/2037 •	12,393	5,365
2.371% due 05/25/2036 •	5,000	4,797
2.916% due 06/25/2035 •	2,104	2,087
South Carolina Student Loan Corp.
3.300% due 09/03/2024 •	526	531
Specialty Underwriting & Residential Finance Trust
2.191% due 11/25/2037 •	589	388
2.391% due 12/25/2036 •	5,604	5,469
2.441% due 03/25/2037 •	4,161	2,347
2.841% due 06/25/2036 •	876	882
2.991% due 06/25/2036 •	18,300	16,918
3.066% due 12/25/2035 •	3,250	3,250
3.939% due 02/25/2037 ^×	7,251	4,044
3.939% due 02/25/2037 ×	33,967	18,951
SpringCastle America Funding LLC
3.050% due 04/25/2029	59,093	58,951
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •	3,918	3,923
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	4,373	4,380
Structured Asset Investment Loan Trust
2.241% due 06/25/2036 •	1,854	1,805
2.264% due 07/25/2036 •	16,244	11,438
2.691% due 01/25/2036 •	6,526	6,451
2.791% due 04/25/2033 •	1,037	1,017
2.991% due 05/25/2035 •	9,400	9,361
3.021% due 09/25/2034 •	423	423
3.066% due 01/25/2035 •	10,188	9,109
3.091% due 09/25/2034 •	325	326
3.216% due 01/25/2035 •	3,957	2,873
3.291% due 12/25/2034 •	8,546	8,558
3.471% due 04/25/2033 •	129	127
3.666% due 01/25/2035 •	4,313	2,010
3.816% due 01/25/2035 ^•	3,971	342
Structured Asset Securities Corp.
5.022% due 10/25/2034 ×	869	888
Structured Asset Securities Corp. Mortgage Loan Trust
2.251% due 03/25/2036 •	23	23
2.271% due 01/25/2037 •	3,309	1,865
2.341% due 09/25/2036 •	4,500	4,426
2.361% due 04/25/2036 •	12,913	12,213
2.391% due 06/25/2035 •	1,465	1,438
2.461% due 04/25/2036 •	5,327	5,016
2.471% due 10/25/2036 •	18,467	16,313
2.541% due 05/25/2037 •	3,486	3,307
4.641% due 12/25/2034 •	838	833
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.895% due 06/25/2033 ×	31	31
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •	10,985	10,997
SVO Mortgage LLC
2.000% due 09/20/2029	16	16
Symphony CLO Ltd.
3.378% due 10/15/2025 •	31,484	31,501

Telos CLO Ltd.
3.623% due 01/17/2027 •		19,700	19,717
TICP CLO Ltd.
3.199% due 04/20/2028 •		11,400	11,326
3.743% due 04/20/2028 •		18,000	17,866
Trapeza CDO Ltd.
2.615% due 04/06/2042 •		2,480	2,306
2.770% due 01/25/2035 •		18,274	17,360
Triaxx Prime CDO Ltd.
2.261% due 10/02/2039 •		32,210	20,063
Trillium Credit Card Trust
2.348% due 02/27/2023 •		24,500	24,502
Tropic CDO Ltd.
2.668% due 07/15/2036 •		23,827	21,921
Utah State Board of Regents
2.710% due 01/25/2057 •		69,553	69,717
VB-S1 Issuer LLC
3.065% due 06/15/2046		9,600	9,487
Venture CLO Ltd.
3.119% due 02/28/2026 •		39,900	39,734
Vibrant CLO Ltd.
3.259% due 07/24/2024 •		18,948	18,962
VOLT LLC
3.000% due 10/25/2047 ×		20,353	20,193
3.125% due 06/25/2047 ×		23,262	23,158
3.125% due 09/25/2047 ×		39,762	39,534
3.250% due 06/25/2047 ×		44,176	44,040
Wachovia Loan Trust
2.451% due 05/25/2035 •		251	251
WaMu Asset-Backed Certificates WaMu Trust
2.341% due 04/25/2037 •		13,425	7,396
Washington Mutual Asset-Backed Certificates Trust
2.151% due 10/25/2036 •		1,856	1,070
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		4,717	4,711
2.840% due 09/15/2021		36,300	36,309
WhiteHorse Ltd.
3.563% due 02/03/2025 •		5,774	5,778
World Omni Auto Receivables Trust
2.250% due 04/15/2019		3,777	3,777
2.570% due 07/15/2021		33,800	33,767
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019		10,914	10,877
2.590% due 11/16/2020		16,800	16,771
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •		16,900	16,911

Total Asset-Backed Securities (Cost $7,408,258)			7,749,980

SOVEREIGN ISSUES 4.9%
Argentina Government International Bond
6.250% due 04/22/2019		6,200	6,240
22.844% (BADLARPP) due 10/04/2022 ~	ARS	26,681	1,407
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		660,256	20,829
Autonomous City of Buenos Aires Argentina
33.634% (BADLARPP + 5.000%) due 01/23/2022 ~		218,785	6,732
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	20,800	26,403
4.950% due 02/11/2020		12,731	15,736
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	5,527,200	190,297
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (h)	BRL	7,568,900	1,921,793
0.000% due 01/01/2019 (h)		2,284,141	570,459
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	2,700	3,318
3.875% due 05/06/2022		3,300	4,234
4.250% due 11/04/2025		14,700	19,606
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$22,900	22,040
Israel Government International Bond
3.250% due 01/17/2028		8,300	8,032
4.125% due 01/17/2048		4,000	3,791
Japan Bank for International Cooperation
2.375% due 07/21/2022		8,500	8,254
2.500% due 06/01/2022 (o)		24,200	23,601
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	27,965
2.625% due 04/20/2022		78,900	76,999
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	19,900
New South Wales Treasury Corp.
2.750% due 11/20/2025 (j)	AUD	1,290	1,084
6.000% due 03/01/2022		165	138
Poland Government International Bond
4.000% due 01/22/2024		$15	15

Province of Alberta
2.050% due 08/17/2026		6,000		5,495
Province of Ontario
1.650% due 09/27/2019		85,700		84,681
4.000% due 10/07/2019		23,855		24,241
4.400% due 04/14/2020		18,900		19,429
Province of Quebec
2.750% due 08/25/2021		81,800		81,257
3.500% due 07/29/2020		11,900		12,070
3.500% due 12/01/2022	CAD	68,053		54,032
Qatar Government International Bond
3.875% due 04/23/2023		$42,900		42,949
4.500% due 04/23/2028		19,600		19,817
5.103% due 04/23/2048		16,600		16,587
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455		363
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	104,000		125,147
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500		4,377

Total Sovereign Issues (Cost $3,989,971)				3,469,318

	SHARES
MUTUAL FUNDS 0.0%
MLM LLC		110		1

Total Mutual Funds (Cost $1)				1

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108		5
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		184,993		44

Total Common Stocks (Cost $15,195)				49

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
0.000% «		9,188,000		0

Total Convertible Preferred Securities (Cost $0)				0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(k)		40,000		4,180

Total Preferred Securities (Cost $4,180)				4,180

		PRINCIPAL AMOUNT (000S	)
SHORT-TERM INSTRUMENTS 19.9%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.940% due 09/04/2018		$264,000		263,854
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		129,900		130,038

				393,892

COMMERCIAL PAPER 1.2%
AT&T, Inc.
2.620% due 09/06/2018		49,550		49,306
Bank of Montreal
1.525% due 07/05/2018	CAD	9,600		7,301
1.540% due 07/03/2018		30,700		23,348
Bank of Nova Scotia
1.527% due 07/05/2018		21,800		16,578
1.543% due 07/03/2018		180,600		137,352
Boston Scientific Corp.
2.500% due 08/13/2018		$13,800		13,759
2.550% due 08/14/2018		71,500		71,280

CIMIC Group Ltd.
1.000% due 06/20/2019 (m)		20,700	19,901
Energy Transfer Partners
2.800% due 07/03/2018		4,400	4,399
2.950% due 07/16/2018		13,600	13,584
Entergy Corp.
2.700% due 09/04/2018		17,850	17,765
2.730% due 07/09/2018		7,800	7,795
Enterprise Prods Oper LLC
2.320% due 07/06/2018		1,300	1,299
2.320% due 07/09/2018		1,500	1,499
2.320% due 07/12/2018		13,050	13,039
Ford Motor Credit Co.
2.000% due 09/04/2018		33,600	33,457
2.780% due 02/19/2019		43,400	42,637
HP, Inc.
2.460% due 07/23/2018		5,400	5,393
2.520% due 07/02/2018		43,900	43,893
HSBC Bank Canada
1.584% due 07/03/2018	CAD	23,600	17,949
1.584% due 07/04/2018		30,500	23,195
Hyundai Capital America
2.300% due 07/17/2018		$18,300	18,279
Marriott International
2.290% due 07/25/2018		7,800	7,787
2.480% due 08/14/2018		1,200	1,196
2.480% due 08/15/2018		10,700	10,666
Mondelez International, Inc.
2.240% due 07/12/2018		19,850	19,834
2.430% due 08/15/2018		35,900	35,787
National Bank Of Canada
1.525% due 07/03/2018	CAD	18,600	14,146
Qualcomm, Inc.
2.280% due 07/24/2018		$24,450	24,415
Rockwell Collins, Inc.
2.300% due 07/02/2018		11,650	11,648
Royal Bank of Canada
1.537% due 07/03/2018	CAD	20,600	15,667
1.540% due 07/03/2018		8,600	6,541
Sempra Energy Holdings
2.520% due 07/30/2018		$23,350	23,303
Southern Co.
2.380% due 07/17/2018		11,800	11,786
2.400% due 07/16/2018		9,550	9,540
Syngenta Wilmington
3.050% due 07/27/2018		17,000	16,969
Thomson Reuters Corp.
2.450% due 07/16/2018		29,400	29,369
Toronto Dominion Bank
1.537% due 07/03/2018	CAD	5,600	4,259
VW CR, Inc.
2.540% due 08/15/2018		$12,650	12,610
2.550% due 08/14/2018		26,300	26,219

			864,750

REPURCHASE AGREEMENTS (n) 0.1%			50,488

SHORT-TERM NOTES 0.3%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	499,300	18,472
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019		$32,596	32,597
Letras del Banco Central de la Republica Argentina
25.100% due 10/17/2018 (i)	ARS	28,840	891
25.600% due 07/18/2018 - 08/15/2018 (i)		1,157,940	38,096
25.650% due 08/15/2018 (i)		56,840	1,867
25.800% due 07/18/2018 - 08/15/2018 (i)		126,120	4,170
26.000% due 07/18/2018 (i)		812,354	27,532
33.500% due 07/18/2018 (i)		58,070	1,968
38.000% due 10/17/2018 (i)		71,970	2,223
40.700% due 07/18/2018 (i)		49,200	1,667
Nigeria Open Market Operation Bills
15.294% due 08/09/2018 (i)	NGN	1,200,000	3,282
15.298% due 08/09/2018 (i)		800,000	2,188
15.302% due 09/06/2018 (i)		1,200,000	3,246
15.383% due 08/09/2018 (i)		1,200,000	3,282
15.696% due 11/08/2018 (i)		300,000	798
15.703% due 10/25/2018 (i)		400,000	1,064
15.798% due 11/08/2018 (i)		400,000	1,064
15.805% due 10/25/2018 (i)		700,000	1,862
Rockwell Collins, Inc.
25.300% due 08/15/2018 (i)	ARS	250,000	8,213

25.400% due 08/15/2018 (i)		309,400	10,165
Rogers Communications
25.500% due 08/15/2018 (i)		25,630	842
Royal Caribbean Cruise
37.800% due 11/21/2018 (i)		71,370	2,130
Santander Retail Auto Lease Trust
2.200% due 03/20/2019		$17,553	17,549

			185,168

ARGENTINA TREASURY BILLS 0.8%
13.564% due 09/14/2018 - 10/12/2018 (g)(h)	ARS	6,028,679	204,411
2.749% due 07/13/2018 - 02/22/2019 (g)(h)		$338,925	334,112

			538,523

GREECE TREASURY BILLS 1.4%
1.109% due 07/06/2018 - 03/15/2019 (g)(h)	EUR	847,600	988,448

JAPAN TREASURY BILLS 15.2%
(0.141)% due 07/02/2018 - 09/18/2018 (g)(h)	JPY	1,183,724,900	10,693,180

NIGERIA TREASURY BILLS 0.1%
15.509% due 09/13/2018 - 11/29/2018 (g)(h)	NGN	14,850,000	39,806

U.S. TREASURY BILLS 0.3%
1.904% due 08/02/2018 - 09/06/2018 (g)(h)(q)(s)		$213,274	212,609

Total Short-Term Instruments (Cost $14,283,760)			13,966,864

Total Investments in Securities (Cost $107,031,249)			106,491,825

	SHARES
INVESTMENTS IN AFFILIATES 13.6%
SHORT-TERM INSTRUMENTS 13.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%
PIMCO Short Asset Portfolio		659,806,979	6,602,028
PIMCO Short-Term Floating NAV Portfolio III		304,114,889	3,006,480

Total Short-Term Instruments (Cost $9,611,868)			9,608,508

Total Investments in Affiliates (Cost $9,611,868)			9,608,508

Total Investments 164.9% (Cost $116,643,117)			$116,100,333
Financial Derivative Instruments (p)(r) 1.0% (Cost or Premiums, net $44,894)			739,716
Other Assets and Liabilities, net (65.9)%			(46,431,680)

Net Assets 100.0%			$70,408,369

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	The group contains securities in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	The group contains interest only securities.

(b)	The group contains principal only securities.

(c)	The group contains when-issued securities.

(d)	The group contains payment in-kind bond securities.

(e)	The group contains securities which are not accruing income as of the date of this report.

(f)	The group contains securities which did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	The group contains Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	The group contains securities in which the Principal amount of security is adjusted for inflation.

(k)	The group contains securities which have a perpetual maturity; date shown, if applicable, represents next contractual call date.

(l)	The group contains contingent convertible securities.

(m)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Carrington Mortgage Loan Trust	6.260%	12/21/2059	05/16/2018	$1,303,833	$1,289,568	1.83
CIMIC Group Ltd.	1.000	06/20/2019	06/28/2018	19,901	19,901	0.02
Lloyds Banking Group PLC	20.144	09/02/2021	05/22/2018	96,644	96,561	0.14
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,572	0.02

				$1,435,378	$1,421,602	2.01%

Borrowings and Other Financing Transactions

(n)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$50,488	U.S. Treasury Notes 1.875% due 02/28/2022	$(51,502)	$50,488	$50,492

Total Repurchase Agreements						$(51,502)	$50,488	$50,492

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	2.060%	05/11/2018	07/11/2018		$(301,812)	$(302,710)
	2.060	05/23/2018	07/09/2018		(857,313)	(859,275)
	2.070	05/16/2018	07/17/2018		(676,154)	(677,981)
	2.070	05/29/2018	07/30/2018		(344,048)	(344,721)
	2.080	05/25/2018	07/09/2018		(204,643)	(205,054)
	2.080	06/20/2018	07/09/2018		(101,000)	(101,070)
	2.170	06/18/2018	08/09/2018		(294,245)	(294,493)
	2.180	06/14/2018	07/05/2018		(166,125)	(166,306)
	2.180	06/14/2018	07/17/2018		(298,937)	(299,263)
	2.180	07/04/2018	07/17/2018		(55,375)	(55,375)
	2.180	07/05/2018	07/17/2018		(55,375)	(55,375)
BOS	1.900	06/18/2018	07/16/2018		(255,837)	(256,026)
	2.030	04/23/2018	07/23/2018		(700,346)	(703,110)
	2.100	06/04/2018	07/05/2018		(18,463)	(18,493)
	2.140	06/04/2018	07/05/2018		(22,547)	(22,585)
	2.180	06/13/2018	07/12/2018		(67,890)	(67,968)
	2.180	06/20/2018	07/05/2018		(206,250)	(206,400)
	2.200	06/04/2018	07/05/2018		(357,460)	(358,072)
BRC	1.950	06/18/2018	TBD	(3)	(15,847)	(15,859)
	2.250	06/15/2018	07/16/2018		(297,954)	(298,271)
	2.250	06/22/2018	07/20/2018		(252,173)	(252,331)
CIB	2.130	06/04/2018	07/03/2018		(173,566)	(173,853)
	2.180	06/11/2018	07/11/2018		(444,017)	(444,581)
	2.180	06/14/2018	07/13/2018		(106,837)	(106,954)
	2.190	06/14/2018	07/13/2018		(128,700)	(128,841)
GRE	1.980	05/01/2018	07/02/2018		(20,792)	(20,862)
JML	1.118	05/15/2018	TBD	(3)	(1,574)	(1,575)
	1.171	02/06/2018	TBD	(3)	(1,100)	(1,101)
JPS	1.700	06/13/2018	07/05/2018		(10,580)	(10,589)
	1.870	06/13/2018	07/24/2018		(33,716)	(33,750)
NXN	1.910	04/13/2018	07/12/2018		(96,375)	(96,784)
	1.910	04/24/2018	07/12/2018		(97,000)	(97,355)
	1.990	05/03/2018	07/06/2018		(773,743)	(776,309)
	1.990	05/07/2018	07/05/2018		(4,806)	(4,821)
	2.010	05/08/2018	07/10/2018		(228,600)	(229,302)
	2.110	05/29/2018	07/27/2018		(323,437)	(324,082)
RCY	2.000	05/18/2018	07/06/2018		(96,500)	(96,741)
	2.020	05/09/2018	07/09/2018		(192,294)	(192,877)
	2.030	05/11/2018	07/11/2018		(95,000)	(95,279)
	2.040	05/14/2018	07/16/2018		(509,438)	(510,852)
	2.050	05/22/2018	07/09/2018		(316,641)	(317,380)
	2.070	05/16/2018	07/16/2018		(237,812)	(238,455)
	2.180	06/13/2018	07/12/2018		(45,870)	(45,923)
SCX	2.120	05/22/2018	08/22/2018		(307,219)	(307,961)
	2.180	06/21/2018	08/21/2018		(499,994)	(500,327)
TDM	1.850	06/15/2018	TBD	(3)	(3,891)	(3,894)
	1.900	06/15/2018	TBD	(3)	(4,670)	(4,674)
	1.900	06/20/2018	TBD	(3)	(983)	(984)
	1.900	07/10/2018	07/09/2020		(1,906)	(1,906)

Total Reverse Repurchase Agreements						$(10,328,750)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.990%	05/04/2018	07/10/2018	$(227,187)	$(227,934)
	2.030	05/14/2018	07/13/2018	(29,008)	(29,088)

Total Sale-Buyback Transactions					$(257,022)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae TBA	4.000%	07/01/2033	$24,000	$(24,572)	$(24,620)
Ginnie Mae TBA	3.000	07/01/2048	2,600	(2,538)	(2,543)

Total Short Sales 0.0%				$(27,110)	$(27,163)

(o)	Securities with an aggregate market value of $10,685,651 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(10,933,096) at a weighted average interest rate of 1.946%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(119) of deferred price drop.

(p)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.250	08/24/2018	56,471	$56,471	$483	$60
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	45,262	45,262	387	48
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.750	08/24/2018	34,819	34,819	298	37
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.000	08/24/2018	14,251	14,251	122	15
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	9,386	9,386	80	10
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	106.500	08/24/2018	14,237	14,237	122	15
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.000	08/24/2018	21,535	21,535	184	22
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.500	08/24/2018	11,126	11,126	95	12
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.000	08/24/2018	6,449	6,449	55	7
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	3,233	3,233	28	3
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	12,148	12,148	100	12
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	171.000	08/24/2018	1,030	1,030	8	1
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	172.000	08/24/2018	716	716	6	1
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	174.000	08/24/2018	12,118	12,118	100	11
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	12,981	12,981	109	12
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	180.000	08/24/2018	4,000	4,000	33	4
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	186.000	08/24/2018	1,836	1,836	16	2
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	110.000	08/24/2018	4	4	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond September 2018 Futures	117.000	08/24/2018	2,425	2,425	21	3
Call - MSE Canada Government 10-Year Bond September 2018 Futures	CAD 156.000	08/17/2018	3,530	3,530	33	13
Call - MSE Canada Government 10-Year Bond September 2018 Futures	158.000	08/17/2018	2,000	2,000	18	8
Call - MSE Canada Government 10-Year Bond September 2018 Futures	159.500	08/17/2018	202	202	2	1

					$2,300	$297

Total Purchased Options					$2,300	$297

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.500	07/27/2018	6,048	$6,048	$(1,221)	$(1,134)

Total Written Options					$(1,221)	$(1,134)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	13,013	EUR	3,809,973	$715	$0	$(190)
3-Month Euribor September Futures	09/2018	48,509		14,206,106	3,411	0	0
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	3,640		43	(4)	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	8,435		99	(8)	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	4,713		55	(5)	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	18,931		221	(19)	0	0
Call Options Strike @ EUR 197.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	61		1	0	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	5,223		991,461	3,307	1,525	0
Put Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	7,604		89	(8)	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	26,473		309	(27)	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	145,180		$16,494,943	(43,205)	0	(3,403)
U.S. Treasury 10-Year Note September Futures	09/2018	24,501		2,944,714	41,888	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	4,996		797,174	8,692	0	(312)

					$14,737	$1,525	$(3,905)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,349		$(1,297,601)	$2,904	$134	$0
90-Day Eurodollar December Futures	12/2020	8,880		(2,153,844)	(126)	333	0
90-Day Eurodollar June Futures	06/2019	3,525		(856,090)	1,000	0	0
90-Day Eurodollar June Futures	06/2020	24,241		(5,879,655)	10,521	909	0
90-Day Eurodollar March Futures	03/2020	21,601		(5,239,323)	15,963	810	0
90-Day Eurodollar September Futures	09/2019	309		(74,994)	537	8	0
90-Day Eurodollar September Futures	09/2020	16,935		(4,107,796)	(1)	635	0
Australia Government 10-Year Bond September Futures	09/2018	21,478	AUD	(2,056,177)	(19,840)	2,433	(1,622)
Canada Government 10-Year Bond September Futures	09/2018	8,279	CAD	(860,930)	(17,313)	7,053	0
Euro-Buxl 30-Year Bond September Futures	09/2018	7,804	EUR	(1,619,471)	(39,764)	0	(16,040)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	31,032		(5,600,401)	(70,150)	0	(24,643)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	7,327		(1,027)	2,422	513	0
Put Options Strike @ EUR 161.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	8,672		(3,139)	971	940	(3)
U.S. Treasury 30-Year Bond September Futures	09/2018	31,138		$(4,515,010)	(118,840)	0	(973)
United Kingdom Long Gilt September Futures	09/2018	459	GBP	(74,545)	(700)	170	0

					$(232,416)	$13,938	$(43,281)

Total Futures Contracts					$(217,679)	$15,463	$(47,186)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.341%		$40,000	$801	$(153)	$648	$0	$(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.362		20,000	177	226	403	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.695		47,000	(522)	1,258	736	0	(37)
Carrefour	1.000	Quarterly	06/20/2023	0.927	EUR	10,900	59	(9)	50	2	(1)
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.350		$58,200	1,175	(245)	930	0	(7)
Daimler AG	1.000	Quarterly	12/20/2020	0.495	EUR	35,800	593	(51)	542	0	(23)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.695		$8,700	(228)	330	102	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		3,100	573	(51)	522	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.865		2,100	357	(28)	329	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.384		169,900	3,226	(651)	2,575	0	(23)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.428		29,800	602	(104)	498	5	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.491		22,100	463	(83)	380	0	(2)
MBIA, Inc.	5.000	Quarterly	12/20/2018	2.311		5,000	(275)	347	72	5	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	3.189		23,500	(2,239)	2,881	642	0	(36)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.323		25,200	89	410	499	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.407		72,300	(673)	2,122	1,449	0	(17)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.375		68,200	1,084	(36)	1,048	0	(9)
Tesco PLC	1.000	Quarterly	06/20/2022	0.863	EUR	143,000	(7,211)	8,173	962	102	0

							$(1,949)	$14,336	$12,387	$118	$(160)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	418,200	$(7,410)	$879	$(6,531)	$0	$(163)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$199,300	$12,011	$(53)	$11,958	$95	$0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	1,600	28	1	29	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	0	53	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	28,000	524	(43)	481	15	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	5,318,400	86,248	(4,446)	81,802	2,686	0

					$98,864	$(4,541)	$94,323	$2,798	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	12,007,200	$(4,454)	$(23,095)	$(27,549)	$816	$0
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		11,811,500	(13,192)	(4,596)	(17,788)	785	0
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		4,110,885	(1,141)	(8,488)	(9,629)	1,230	0
Pay	1-Year BRL-CDI	9.200	Maturity	01/04/2021		2,364,000	(648)	1,312	664	838	0
Pay	1-Year BRL-CDI	10.040	Maturity	01/02/2023		2,283,550	328	(8,624)	(8,296)	1,441	0
Receive	3-Month CAD Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	1,281	676	325	0
Receive	3-Month CAD Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	8,780	8,086	442	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		$1,657,600	0	(16,674)	(16,674)	62	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		725,900	(5,976)	33,563	27,587	708	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,441,500	81,757	4,114	85,871	1,201	0
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		7,900	0	655	655	9	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(3,512)	(4,208)	170	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	2,209,900	62,734	19,243	81,977	3,484	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		212,500	3,942	2,609	6,551	356	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		334,600	0	14,935	14,935	2,367	0
Pay	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	12,291	12,291	1,851	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	29,164	29,164	4,355	0
Pay(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		226,400	(2,370)	4,152	1,782	2,133	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	843,200	(1,836)	(6,546)	(8,382)	504	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		783,000	17,687	(12,728)	4,959	1,136	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		161,600	2,993	(1,473)	1,520	192	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		262,300	(13,119)	2,593	(10,526)	0	(250)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		388,800	18,441	(1,462)	16,979	0	(538)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	(14,037)	(57,779)	216	(849)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	630	(3,156)	0	(234)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(3,784)	(1,025)	0	(127)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,880,000	47	(288)	(241)	0	(10)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(2,658)	(2,681)	0	(92)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(588)	(2,513)	0	(94)

							$96,481	$26,769	$123,250	$24,621	$(2,194)

Total Swap Agreements							$185,986	$37,443	$223,429	$27,537	$(2,517)

(q)

Securities with an aggregate market value of $1,096,895 and cash of $110,892 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(r)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2018	DKK	63,425		$10,228	$287	$0
BOA	07/2018	ARS	39,525		1,500	147	0
	07/2018	BRL	871,600		228,927	4,042	0
	07/2018	CAD	60,061		46,186	500	0
	07/2018	DKK	435,680		66,988	0	(1,301)
	07/2018	EUR	177,127		208,298	1,448	0
	07/2018	JPY	279,808,513		2,594,249	66,645	0
	07/2018	RUB	93,373		1,475	0	(11)
	07/2018		$74,756	AUD	101,268	187	0
	07/2018		235,925	BRL	871,600	0	(11,039)
	07/2018		434,779	EUR	369,562	0	(3,205)
	08/2018	ARS	100,890		$4,683	1,346	0
	08/2018	AUD	101,268		74,763	0	(188)
	08/2018	EUR	232,100		287,281	15,058	0
	08/2018	ILS	25,579		7,140	131	0
	08/2018	JPY	259,260,000		2,381,183	32,926	0
	08/2018		$108,104	BRL	409,907	0	(2,717)
	08/2018		17,964	MXN	343,466	0	(818)
	09/2018	ARS	49,491		$2,248	665	0
	09/2018		$7,863	RUB	493,999	11	(66)
	09/2018		2,277	SGD	3,023	0	(54)
	10/2018	BRL	573,900		$168,859	22,135	0
	10/2018	DKK	4,472,758		726,517	20,449	0
	11/2018	EUR	74,400		90,259	2,551	0
	01/2019	BRL	881,000		235,059	11,613	0
BPS	07/2018	ARS	3,409,638		124,189	7,153	(100)
	07/2018	CHF	102		104	1	0
	07/2018	EUR	300		371	20	0
	07/2018	GBP	148,100		198,463	3,008	0
	07/2018	JPY	11,050,387		101,744	1,935	0
	07/2018		$52,434	ARS	1,439,325	0	(2,674)
	08/2018	ARS	56,840		$2,640	760	0
	08/2018	JPY	5,130,000		47,310	804	0
	08/2018	MXN	2,552,789		127,168	0	(271)
	10/2018	BRL	14,600		4,340	607	0
BRC	07/2018	ARS	816,522		30,373	2,533	0
	08/2018	MXN	105,513		5,268	0	0
BSH	07/2018	BRL	2,544,245		758,156	101,704	0
	07/2018		$675,605	BRL	2,544,245	0	(19,152)
	10/2018	BRL	4,403,000		$1,310,092	184,410	0
	01/2019		934,600		254,993	17,953	0
CBK	07/2018	ARS	90,804		4,200	1,061	0
	07/2018	BRL	341,000		89,157	1,174	0
	07/2018	CAD	78,923		60,890	855	0
	07/2018	DKK	719,958		110,822	0	(2,025)
	07/2018	EUR	444,086		527,068	8,445	0
	07/2018	JPY	61,213,900		574,608	21,259	0
	07/2018	RUB	5,911,215		93,475	0	(580)
	07/2018		$37,114	ARS	1,094,991	56	(54)
	07/2018		91,064	BRL	341,000	0	(3,081)
	07/2018		153,702	CAD	202,008	74	(117)
	07/2018		5,899	DKK	35,408	0	(350)
	07/2018		7,074	EUR	6,121	74	0
	07/2018		186,325	GBP	138,716	0	(3,254)
	07/2018		184,562	MXN	3,732,360	2,722	0
	08/2018	ARS	991,694		$32,419	0	(173)
	08/2018	EUR	105,200		125,580	2,388	0
	08/2018	JPY	82,310,000		756,797	11,503	0
	08/2018	MXN	3,617,042		180,509	0	(59)
	08/2018	RUB	1,677,397		26,825	263	0
	08/2018	TRY	9,460		2,137	116	0
	08/2018		$264,463	MXN	5,211,246	355	(4,665)
	09/2018	JPY	79,860,000		$730,980	6,155	0
	10/2018	BRL	105,000		30,818	3,973	0
	10/2018	DKK	104,590		17,137	626	0
	10/2018		$6,452	ARS	193,720	0	(409)
	11/2018	NGN	284,250		$750	0	(23)
	01/2019	BRL	352,200		92,633	3,306	0
DUB	07/2018	ARS	1,050,627		37,657	1,353	0
	07/2018	BRL	451,991		117,224	603	0
	07/2018		$35,129	ARS	1,018,547	84	0
	07/2018		121,772	BRL	451,991	0	(5,152)
FBF	07/2018	AUD	27,438		$20,503	198	0
	08/2018	MXN	4,765,673		237,995	289	(203)
GLM	07/2018	AUD	96,558		72,259	823	(22)
	07/2018	CAD	311,284		240,332	3,552	0
	07/2018	CHF	534		541	1	0
	07/2018	DKK	163,331		26,566	965	0
	07/2018	EUR	468,630		549,211	1,945	0
	07/2018	GBP	47,522		63,900	1,183	0
	07/2018	JPY	23,674,900		216,285	2,449	0
	07/2018	RUB	5,248,316		82,299	42	(1,251)
	07/2018		$1,107,407	EUR	948,550	3,281	(2,972)
	07/2018		51,828	GBP	38,542	0	(962)
	07/2018		201,057	JPY	22,162,400	0	(881)
	07/2018		251,577	RUB	15,129,309	0	(10,851)
	07/2018		112,042	SEK	980,940	0	(2,522)
	08/2018	ARS	14,749		$554	69	0
	08/2018	MXN	6,254,327		312,970	962	(217)
	08/2018	RUB	5,109,164		81,080	173	0
	08/2018		$85,641	MXN	1,720,571	252	0
	08/2018		16,464	RUB	1,043,488	55	0
	09/2018		142,843		9,000,000	0	(602)
	10/2018	BRL	2,093,400		$624,989	89,785	0
	10/2018	DKK	736,300		119,470	3,750	(515)
HUS	07/2018	ARS	1,946,291		71,773	5,449	0
	07/2018	DKK	30,754		4,604	0	(216)
	07/2018	EUR	120,600		146,570	5,704	0
	07/2018	RUB	15,875,602		248,363	0	(4,238)
	07/2018		$45,240	ARS	1,268,331	0	(2,009)
	07/2018		158,767	CAD	211,240	1,914	0
	07/2018		153,039	GBP	115,651	0	(409)
	07/2018		193,087	RUB	12,049,908	204	(1,562)
	08/2018	ARS	25,630		$1,188	340	0
	08/2018	CAD	211,240		158,855	0	(1,910)
	08/2018	MXN	1,142,810		56,936	0	(115)
	08/2018	RUB	8,386,617		133,022	473	(254)
	09/2018	CNH	21,997		3,457	150	0
	09/2018		$100,350	RUB	6,286,908	0	(988)
	10/2018	EUR	35,000		$43,611	2,447	0
	10/2018	NGN	1,127,400		3,000	0	(81)
	10/2018		$908	ARS	27,440	0	(52)
	03/2019	EUR	58,400		$74,478	4,858	0
JPM	07/2018	ARS	581,631		22,666	2,769	0
	07/2018	AUD	12,737		9,658	232	0
	07/2018	BRL	692,482		179,595	924	0
	07/2018	CAD	101,933		78,203	799	(132)
	07/2018	DKK	85,400		13,206	0	(179)
	07/2018	JPY	116,159,000		1,071,035	20,132	0
	07/2018	RUB	3,916,704		61,304	0	(1,016)
	07/2018	SEK	1,414,955		161,303	3,327	0
	07/2018		$3,608	ARS	104,598	9	0
	07/2018		13,044	AUD	17,158	0	(346)
	07/2018		185,749	BRL	692,482	0	(7,078)
	07/2018		12,632	CAD	16,367	0	(182)
	07/2018		117,680	DKK	734,351	0	(2,577)
	07/2018		1,980,774	EUR	1,702,252	8,322	(1,206)
	07/2018		62,820	GBP	47,068	0	(702)
	07/2018		199,659	MXN	4,037,088	2,916	0
	07/2018		25,306	RUB	1,609,208	299	0
	07/2018		82,125	SEK	730,620	0	(553)
	08/2018	EUR	995,313		$1,161,024	461	(4,298)
	08/2018	GBP	6,071		8,260	233	0
	08/2018	JPY	247,900,000		2,277,794	31,921	0
	08/2018	MXN	1,208,442		64,848	4,483	0
	08/2018	NOK	7,900		976	4	0
	08/2018		$144,886	MXN	2,923,985	1,084	0
	08/2018		5,136	ZAR	65,550	0	(380)
	09/2018	JPY	21,300,000		$195,234	1,942	0
	09/2018	NGN	1,131,600		3,000	0	(102)
	10/2018	BRL	320,700		94,952	12,961	0
	10/2018	NGN	3,874,100		10,250	0	(335)
	11/2018		3,947,942		10,500	0	(218)
	01/2019	BRL	116,341		31,507	2,000	0
MSB	07/2018		158,015		43,506	2,736	0
	07/2018	EUR	107,104		123,705	0	(1,371)
	07/2018	JPY	174,890,000		1,605,680	25,208	0
	07/2018	MXN	771,090		40,709	2,011	0
	07/2018		$40,981	BRL	158,015	0	(211)
	07/2018		3,217,842	JPY	354,740,487	0	(13,755)
	07/2018		110,537	MXN	2,227,099	1,233	0
	07/2018		35,382	RUB	2,256,786	527	0
	08/2018	GBP	1,157,120		$1,520,557	0	(8,634)
	08/2018	JPY	221,832,287		2,014,051	6,167	0
	08/2018		$123,978	EUR	107,104	1,370	0
	09/2018	THB	372,860		$11,736	456	0
	10/2018	BRL	58,300		16,914	2,009	0
	10/2018	NGN	281,438		750	0	(19)
NAB	07/2018	EUR	30,000		37,198	2,156	0
	03/2019		14,800		18,804	1,161	0
NGF	07/2018	ARS	17,120		602	20	0
	09/2018	TWD	12,559		424	10	0
RBC	07/2018	CAD	213,800		164,867	2,238	0
	07/2018		$3,262	AUD	4,271	0	(102)
RYL	07/2018	MXN	1,723,897		$93,234	6,705	0
	08/2018	EUR	59,200		73,121	3,687	0
	08/2018	MXN	754,627		35,942	0	(1,730)
SCX	07/2018	BRL	109,106		32,580	4,429	0
	07/2018	CAD	19,528		15,232	378	0
	07/2018	DKK	66,162		10,370	0	(1)
	07/2018	GBP	1,309,314		1,740,582	12,615	0
	07/2018	JPY	16,766,300		154,217	2,780	0
	07/2018	SEK	9,487,775		1,065,499	6,212	0
	07/2018		$10,384	AUD	14,036	22	(18)
	07/2018		28,297	BRL	109,106	0	(146)
	07/2018		10,326	GBP	7,839	19	0
	07/2018		185,964	JPY	20,466,100	0	(1,110)
	08/2018	EUR	69,400		$87,261	6,034	0
	08/2018	NGN	3,033,300		8,080	0	(277)
	08/2018		$1,067,934	SEK	9,487,775	0	(6,298)
	09/2018	KRW	367,809		$342	11	0
	09/2018	NGN	2,656,816		7,040	0	(242)
	09/2018		$6,373	INR	432,804	0	(119)
	10/2018	DKK	2,713,888		$441,163	12,750	0
	10/2018	NGN	2,838,660		7,518	0	(234)
	10/2018		$10,445	DKK	66,162	0	(1)
	11/2018	NGN	704,222		$1,838	0	(80)
SOG	07/2018	ARS	1,211,465		43,329	2,341	0
	07/2018		$43,641	ARS	1,211,465	0	(2,433)
	07/2018		1,031,592	SEK	9,191,170	0	(5,420)
	08/2018	MXN	1,188,066		$57,537	0	(1,773)
	10/2018	DKK	3,421,655		562,817	22,676	0
SSB	07/2018	EUR	1,858,338		2,162,464	0	(7,703)
	07/2018	JPY	57,776,600		530,281	8,431	0
	07/2018		$4,405	CAD	5,714	0	(58)
	09/2018		1,559	MYR	6,243	0	(16)
	10/2018	DKK	361,542		$60,603	3,530	0
TOR	07/2018	CHF	101		103	1	0
	07/2018		$237,536	JPY	26,098,113	0	(1,813)
	08/2018	JPY	26,098,113		$238,024	1,831	0
	10/2018	DKK	1,170,452		189,900	5,134	0
	10/2018		$341	DKK	2,205	7	0
UAG	07/2018	DKK	551,015		$88,429	2,062	0
	07/2018		$242,323	MXN	4,837,133	397	0
	08/2018	JPY	1,570,000		$14,461	235	0
	09/2018		120,520,000		1,105,384	11,699	0
	09/2018		$831	IDR	11,836,335	0	(13)
	04/2019	EUR	21,600		$27,226	1,403	0

Total Forward Foreign Currency Contracts						$956,296	$(167,251)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Buy	1.250%	07/18/2018	$619,600	$85	$17
JPM	Put - OTC CDX.IG-30 5-Year Index	Buy	1.350	08/15/2018	1,000,000	145	104

						$230	$121

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$5,470
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	4,240
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	3,364
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	20,000	920	1,335
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	60,200	2,889	3,950
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	7,689

							$71,420	$26,048

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2048	$68.000	08/06/2018	$35,300	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	73.000	07/05/2018	1,200,000	47	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	649,700	25	0
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	76.500	08/06/2018	190,000	8	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	968,000	38	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	70,000	3	0
	Put - OTC Fannie Mae, TBA 4.500% due 07/01/2048	73.000	07/05/2018	30,000	1	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2048	67.000	09/06/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 09/01/2048	70.000	09/06/2018	613,000	24	0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	74.000	09/06/2018	980,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	78.000	09/06/2018	615,000	24	0

					$248	$0

Total Purchased Options					$71,898	$26,169

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$164,500	$(214)	$(55)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	127,700	(121)	(43)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	140,400	(133)	(47)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	70,000	(73)	(15)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	107,100	(178)	(14)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	94,300	(87)	(38)

						$(806)	$(212)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus RUB	RUB	66.400	08/24/2018		$163,500	$(1,375)	$(1,052)
CBK	Put - OTC GBP versus USD		$1.323	07/12/2018	GBP	255,600	(1,805)	(2,163)
	Call - OTC USD versus RUB	RUB	66.490	08/17/2018		$186,050	(1,714)	(986)
	Call - OTC USD versus RUB		66.550	08/17/2018		186,050	(1,779)	(964)
	Call - OTC USD versus RUB		67.400	08/17/2018		230,500	(2,156)	(883)
	Call - OTC USD versus RUB		66.190	08/24/2018		134,000	(1,114)	(927)
DUB	Put - OTC GBP versus USD		$1.326	07/13/2018	GBP	125,681	(803)	(1,306)
	Call - OTC USD versus RUB	RUB	66.090	08/27/2018		$158,800	(1,405)	(1,206)
GLM	Put - OTC AUD versus USD		$0.727	07/19/2018	AUD	250,000	(730)	(459)
	Put - OTC AUD versus USD		0.725	08/23/2018		263,900	(1,055)	(1,143)
	Call - OTC USD versus MXN	MXN	21.940	08/16/2018		$184,000	(1,776)	(450)
	Call - OTC USD versus MXN		21.920	08/21/2018		184,000	(1,835)	(530)
	Call - OTC USD versus RUB	RUB	66.500	07/31/2018		200,700	(1,608)	(549)
HUS	Put - OTC GBP versus USD		$1.332	07/12/2018	GBP	161,115	(1,069)	(2,333)
	Call - OTC USD versus RUB	RUB	65.962	08/24/2018		$90,900	(778)	(680)
JPM	Call - OTC USD versus MXN	MXN	21.200	07/05/2018		67,421	(584)	(20)
	Call - OTC USD versus MXN		20.500	07/06/2018		178,300	(2,050)	(618)
	Call - OTC USD versus MXN		19.500	08/21/2018		270,200	(4,456)	(10,229)
MSB	Call - OTC USD versus MXN		21.250	07/11/2018		197,679	(1,880)	(192)
	Call - OTC USD versus MXN		21.850	08/17/2018		204,100	(2,078)	(570)
	Call - OTC USD versus RUB	RUB	66.383	07/02/2018		159,200	(1,375)	0
	Call - OTC USD versus RUB		66.600	07/09/2018		148,000	(1,385)	(41)
RYL	Call - OTC USD versus MXN	MXN	19.250	07/19/2018		364,200	(5,368)	(14,216)
UAG	Put - OTC AUD versus USD		$0.721	08/20/2018	AUD	107,800	(435)	(349)

							$(40,613)	$(41,866)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(98)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(16)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(9)

						$(71,048)	$(123)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(7,703)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,723)	(10,950)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(1,840)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,888)	(5,538)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(9,462)

							$(71,287)	$(35,493)

Total Written Options							$(183,754)	$(77,694)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.422%		$28,400	$239	$(70)	$169	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451		171,300	(250)	757	507	0
BPS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		47,700	(5,272)	4,702	0	(570)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		1,800	(276)	248	0	(28)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.175		10,000	(2,119)	1,872	0	(247)
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451		88,200	(218)	479	261	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		8,300	(1,479)	1,380	0	(99)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.409		10,000	23	301	324	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422		45,000	287	(20)	267	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.409		85,000	261	2,498	2,759	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.566		10,000	102	141	243	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		11,400	(1,214)	1,078	0	(136)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		100	(16)	15	0	(1)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.298		36,800	185	(49)	136	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104		16,500	13	(20)	0	(7)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		2,400	(221)	192	0	(29)
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942		2,300	(420)	385	0	(35)
	U.S. Treasury Notes	0.250	Quarterly	12/20/2018	0.099	EUR	25,000	(86)	110	24	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		$8,800	(993)	888	0	(105)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.409		10,000	16	309	325	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852		94,500	(8,746)	7,618	0	(1,128)

								$(20,184)	$22,814	$5,015	$(2,385)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$16,153	$(3,593)	$2,328	$0	$(1,265)
CBK	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,365	1,234	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	96	1,115	1,211	0
GST	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	791	0	(7)
	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	3,894	3,521	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,493	1,701	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	766	101	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	196	13	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	312	0	(3)
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	74,000	(3,879)	4,305	426	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	528	30	0

						$(10,131)	$17,093	$8,237	$(1,275)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.640%	Maturity	07/12/2018	$470,000	$0	$144	$144	$0

Total Swap Agreements							$(30,315)	$40,051	$13,396	$(3,660)

(s)

Securities with an aggregate market value of $16,716 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$220,557	$58,293	$278,850
Corporate Bonds & Notes
Banking & Finance	0	16,466,161	156,405	16,622,566
Industrials	0	3,239,655	36,448	3,276,103
Utilities	0	1,242,592	0	1,242,592
Municipal Bonds & Notes
Alabama	0	13,088	0	13,088
California	0	80,727	0	80,727
Connecticut	0	181	0	181
Georgia	0	63,800	0	63,800
Illinois	0	55,780	0	55,780
Iowa	0	22,215	0	22,215
Massachusetts	0	16,595	0	16,595
Michigan	0	271	0	271
New Jersey	0	3,373	0	3,373
New York	0	5,329	0	5,329
Ohio	0	3,893	0	3,893
Pennsylvania	0	9,646	0	9,646
Rhode Island	0	192	0	192
South Carolina	0	564	0	564
Texas	0	6,577	0	6,577
West Virginia	0	130,599	0	130,599
U.S. Government Agencies	0	37,877,298	725	37,878,023
U.S. Treasury Obligations	0	9,428,865	0	9,428,865
Non-Agency Mortgage-Backed Securities	0	7,507,802	4,653,802	12,161,604
Asset-Backed Securities	0	7,580,109	169,871	7,749,980
Sovereign Issues	0	3,469,318	0	3,469,318
Mutual Funds	1	0	0	1
Common Stocks
Consumer Discretionary	49	0	0	49
Preferred Securities
Banking & Finance	0	4,180	0	4,180
Short-Term Instruments
Certificates of Deposit	0	393,892	0	393,892
Commercial Paper	0	864,750	0	864,750
Repurchase Agreements	0	50,488	0	50,488
Short-Term Notes	0	185,168	0	185,168
Argentina Treasury Bills	0	538,523	0	538,523
Greece Treasury Bills	0	988,448	0	988,448
Japan Treasury Bills	0	10,693,180	0	10,693,180
Nigeria Treasury Bills	0	39,806	0	39,806
U.S. Treasury Bills	0	212,609	0	212,609
	$50	$101,416,231	$5,075,544	$106,491,825
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,608,508	$0	$0	$9,608,508
Total Investments	$9,608,558	$101,416,231	$5,075,544	$116,100,333
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,163)	$0	$(27,163)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15,485	27,812	0	43,297
Over the counter	0	995,861	0	995,861
	$15,485	$1,023,673	$0	$1,039,158
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47,186)	(3,651)	0	(50,837)
Over the counter	0	(248,605)	0	(248,605)
	$(47,186)	$(252,256)	$0	$(299,442)
Total Financial Derivative Instruments	$(31,701)	$771,417	$0	$739,716
Totals	$9,576,857	$102,160,485	$5,075,544	$116,812,886

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$76,185	$0	$(12,500)	$1	$156	$(566)	$0	$(4,983)	$58,293	$(477)
Corporate Bonds & Notes
Banking & Finance	99,216	62,161	(210)	0	0	(4,762)	0	0	156,405	(4,757)
Industrials	37,240	0	(241)	23	(4)	(570)	0	0	36,448	(570)
U.S. Government Agencies	1,047	0	(325)	1	(11)	13	0	0	725	(310)
Non-Agency Mortgage-Backed Securities	2,405,936	4,693,432	(1,039,064)	(665)	(459)	(58,929)	0	(1,346,449)	4,653,802	(20,850)
Asset-Backed Securities	466,285	169,295	(229,842)	0	0	(283)	0	(235,584)	169,871	400
Short-Term Instruments
Short-Term Notes	32,625	0	(15,072)	0	0	(4)	0	(17,549)	0	0

Totals	$3,118,534	$4,924,888	$(1,297,254)	$(640)	$(318)	$(65,101)	$0	$(1,604,565)	$5,075,544	$(26,564)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$58,293	Proxy Pricing	Base Price	98.010 - 99.028
Corporate Bonds & Notes
Banking & Finance	1	Other Valuation Techniques(2)	—	—
	140,832	Proxy Pricing	Base Price	44.980 - 99.640
	15,572	Reference Instrument	OAS Spread	525.729 bps
Industrials	35,911	Reference Instrument	Yield	10.153
	537	Third Party Vendor	Broker Quote	107.060
U.S. Government Agencies	725	Proxy Pricing	Base Price	98.589 - 98.600
Non-Agency Mortgage-Backed Securities				—
	4,624,571	Proxy Pricing	Base Price	10.019 - 102.203
	29,231	Third Party Vendor	Broker Quote	86.188
Asset-Backed Securities	155,615	Proxy Pricing	Base Price	98.970 - 100.000
	14,256	Third Party Vendor	Broker Quote	99.998 - 100.000

Total	$5,075,544

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 157.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon Holdings Ltd.
TBD% - 3.838% due 09/30/2020	$1,500	$1,496

Total Loan Participations and Assignments (Cost $1,498)		1,496

CORPORATE BONDS & NOTES 47.8%
BANKING & FINANCE 22.1%
AIG Global Funding
3.350% due 06/25/2021	1,500	1,503
Air Lease Corp.
2.125% due 01/15/2020	1,200	1,178
3.875% due 04/01/2021	1,600	1,613
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,450
4.000% due 01/15/2024	1,500	1,510
American Express Co.
3.375% due 05/17/2021	1,500	1,501
American Tower Corp.
2.800% due 06/01/2020	1,100	1,091
3.375% due 10/15/2026	1,000	927
3.400% due 02/15/2019	1,500	1,504
3.450% due 09/15/2021	1,200	1,196
5.050% due 09/01/2020	1,200	1,242
Aviation Capital Group LLC
2.875% due 01/20/2022	1,600	1,548
3.875% due 05/01/2023	3,000	2,994
7.125% due 10/15/2020	1,200	1,295
Bank of America Corp.
2.881% due 04/24/2023 •	1,800	1,751
2.987% (US0003M + 0.650%) due 10/01/2021 ~	1,800	1,807
3.550% due 03/05/2024 •	1,500	1,485
BGC Partners, Inc.
5.125% due 05/27/2021	1,500	1,530
Brandywine Operating Partnership LP
3.950% due 11/15/2027	1,500	1,427
Capital One Financial Corp.
3.450% due 04/30/2021	1,500	1,497
Capital One N.A.
3.471% (US0003M + 1.150%) due 08/17/2018 ~	1,500	1,501
Citigroup, Inc.
3.200% due 10/21/2026	1,600	1,490
3.320% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,817
Compass Bank
2.750% due 09/29/2019	1,200	1,194
3.500% due 06/11/2021	1,500	1,499
Crown Castle International Corp.
3.400% due 02/15/2021	1,200	1,199
Digital Realty Trust LP
4.450% due 07/15/2028	1,900	1,909
Discover Bank
4.200% due 08/08/2023	1,500	1,515
Duke Realty LP
3.250% due 06/30/2026	1,900	1,785
EPR Properties
4.500% due 04/01/2025	1,500	1,483
Ford Motor Credit Co. LLC
2.597% due 11/04/2019	2,800	2,779
2.875% due 10/01/2018	400	400
3.157% due 08/04/2020	1,200	1,193
3.911% (US0003M + 1.580%) due 01/08/2019 ~	1,500	1,510
8.125% due 01/15/2020	2,600	2,787
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	1,997
3.200% due 07/13/2020	2,200	2,191
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,300	1,270
3.200% due 02/23/2023	1,500	1,463
3.522% (US0003M + 1.160%) due 04/23/2020 ~	1,400	1,419
7.500% due 02/15/2019	1,557	1,600
Harley-Davidson Financial Services, Inc.
3.550% due 05/21/2021	1,600	1,604

Hospitality Properties Trust
4.375% due 02/15/2030	1,600	1,483
International Lease Finance Corp.
7.125% due 09/01/2018	1,500	1,510
8.250% due 12/15/2020	1,200	1,324
JPMorgan Chase & Co.
2.400% due 06/07/2021	1,200	1,170
2.945% (US0003M + 0.610%) due 06/18/2022 ~	1,800	1,800
3.125% due 01/23/2025	1,600	1,531
3.780% (US0003M + 1.480%) due 03/01/2021 ~	2,000	2,056
4.350% due 08/15/2021	200	206
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~	1,800	1,800
2.702% (US0003M + 0.340%) due 04/26/2021 ~	3,000	3,002
Kilroy Realty LP
4.375% due 10/01/2025	1,500	1,504
Kimco Realty Corp.
2.700% due 03/01/2024	1,800	1,673
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,500	1,495
3.450% due 12/18/2026	1,700	1,651
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	1,728
3.750% due 06/15/2024	1,750	1,727
Morgan Stanley
2.450% due 02/01/2019	100	100
2.500% due 04/21/2021	2,000	1,954
3.125% due 07/27/2026	1,100	1,024
3.539% (US0003M + 1.180%) due 01/20/2022 ~	2,300	2,331
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~	1,800	1,802
National Retail Properties, Inc.
3.500% due 10/15/2027	1,500	1,402
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	600	597
2.350% due 03/04/2019	556	554
Nuveen Finance LLC
4.125% due 11/01/2024	550	548
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,761
Private Export Funding Corp.
2.100% due 12/19/2019	4,200	4,166
Raymond James Financial, Inc.
3.625% due 09/15/2026	2,200	2,116
Realty Income Corp.
3.650% due 01/15/2028	700	671
3.875% due 04/15/2025	2,600	2,567
Simon Property Group LP
2.750% due 06/01/2023	2,500	2,412
Synchrony Bank
3.650% due 05/24/2021	1,900	1,902
Toyota Motor Credit Corp.
2.950% due 04/13/2021	800	796
U.S. Bank N.A.
2.682% (US0003M + 0.320%) due 04/26/2021 ~	1,800	1,802
UDR, Inc.
3.500% due 01/15/2028	1,600	1,511
Washington Prime Group LP
5.950% due 08/15/2024	3,400	3,280
WEA Finance LLC
3.250% due 10/05/2020	1,600	1,597
Wells Fargo & Co.
2.500% due 03/04/2021	1,900	1,859
6.111% (US0003M + 3.770%) due 09/15/2018 ~(c)	3,659	3,712
WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,741

		133,519

INDUSTRIALS 21.1%
AbbVie, Inc.
2.300% due 05/14/2021	1,500	1,458
2.900% due 11/06/2022	1,600	1,553
3.200% due 11/06/2022	900	886
Allergan Sales LLC
5.000% due 12/15/2021	1,700	1,760
Allergan, Inc.
3.375% due 09/15/2020	1,200	1,202
Altria Group, Inc.
9.250% due 08/06/2019	1,500	1,602
Amazon.com, Inc.
3.150% due 08/22/2027	300	289
Andeavor Logistics LP
5.500% due 10/15/2019	1,700	1,745
Anheuser-Busch InBev Worldwide, Inc.
3.048% (US0003M + 0.690%) due 08/01/2018 ~	1,000	1,001

Baxalta, Inc.
2.875% due 06/23/2020	1,700	1,681
Bayer U.S. Finance LLC
3.500% due 06/25/2021	1,500	1,504
BMW U.S. Capital LLC
3.100% due 04/12/2021	2,500	2,485
Campbell Soup Co.
3.950% due 03/15/2025	1,600	1,545
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	1,500	1,487
Charter Communications Operating LLC
3.579% due 07/23/2020	1,200	1,200
4.464% due 07/23/2022	1,500	1,518
Chevron Corp.
1.790% due 11/16/2018	1,100	1,098
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	997
4.375% due 11/06/2020	1,500	1,527
4.875% due 04/01/2021	1,092	1,123
Continental Resources, Inc.
5.000% due 09/15/2022	1,500	1,524
CVS Health Corp.
1.900% due 07/20/2018	1,500	1,500
2.750% due 12/01/2022	2,000	1,918
3.125% due 03/09/2020	1,500	1,499
D.R. Horton, Inc.
4.000% due 02/15/2020	1,200	1,212
4.375% due 09/15/2022	1,500	1,534
Daimler Finance North America LLC
1.750% due 10/30/2019	1,500	1,474
2.250% due 03/02/2020	1,500	1,476
2.785% (US0003M + 0.430%) due 02/12/2021 ~	3,100	3,102
Dell International LLC
4.420% due 06/15/2021	1,300	1,319
Delta Air Lines, Inc.
3.400% due 04/19/2021	1,200	1,195
Discovery Communications LLC
2.750% due 11/15/2019	1,300	1,290
2.800% due 06/15/2020	1,400	1,384
eBay, Inc.
2.200% due 08/01/2019	1,200	1,191
Ecolab, Inc.
4.350% due 12/08/2021	1,812	1,872
Enable Oklahoma Intrastate Transmission LLC
6.250% due 03/15/2020	1,400	1,454
Energy Transfer Partners
LP 4.150% due 10/01/2020	1,400	1,418
Entergy Louisiana LLC
5.400% due 11/01/2024	1,500	1,639
EQT Midstream Partners
LP 4.750% due 07/15/2023	1,500	1,499
ERAC USA Finance LLC
2.350% due 10/15/2019	1,500	1,484
Florida Gas Transmission Co.
LLC 5.450% due 07/15/2020	1,500	1,558
Fresenius U.S. Finance, Inc.
4.250% due 02/01/2021	1,100	1,115
General Electric Co.
5.000% due 01/21/2021 •(c)	1,100	1,087
5.550% due 05/04/2020	700	730
Georgia-Pacific LLC
2.539% due 11/15/2019	1,500	1,491
HCA, Inc.
3.750% due 03/15/2019	1,500	1,509
6.500% due 02/15/2020	600	626
Humana, Inc.
2.900% due 12/15/2022	1,500	1,458
JB Hunt Transport Services, Inc.
3.300% due 08/15/2022	1,500	1,489
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	1,400	1,475
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,500	1,466
2.437% due 09/11/2022	1,400	1,346
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,862	1,862
3.500% due 06/06/2022	1,500	1,487
3.500% due 07/15/2022	1,500	1,484
5.375% due 02/10/2020	1,200	1,241
Maple Escrow Subsidiary, Inc.
3.551% due 05/25/2021	2,000	2,003
4.057% due 05/25/2023	1,600	1,608
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	1,500	1,507
Medtronic, Inc.
2.500% due 03/15/2020	1,200	1,192

Merck & Co., Inc.
2.350% due 02/10/2022	2,100	2,046
2.750% due 02/10/2025	2,000	1,913
Microchip Technology, Inc.
3.922% due 06/01/2021	1,200	1,203
Mondelez International, Inc.
3.000% due 05/07/2020	1,500	1,497
3.625% due 05/07/2023	1,500	1,496
Moody’s Corp.
2.625% due 01/15/2023	1,500	1,438
Norfolk Southern Corp.
3.850% due 01/15/2024	1,900	1,922
Owens Corning
3.400% due 08/15/2026	1,600	1,461
Penske Truck Leasing Co.
LP 4.875% due 07/11/2022	1,400	1,455
Philip Morris International, Inc.
2.375% due 08/17/2022	1,900	1,819
Pioneer Natural Resources Co.
7.500% due 01/15/2020	900	957
Reynolds American, Inc.
6.875% due 05/01/2020	1,000	1,062
Rockwell Collins, Inc.
2.800% due 03/15/2022	800	780
Ryder System, Inc.
2.650% due 03/02/2020	1,600	1,587
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,300	1,360
salesforce.com, Inc.
3.250% due 04/11/2023	1,500	1,493
SBA Tower Trust
2.877% due 07/10/2046	1,900	1,848
Southern Co.
2.350% due 07/01/2021	2,300	2,229
Sprint Spectrum Co. LLC
4.738% due 09/20/2029	1,400	1,393
5.152% due 09/20/2029	900	884
Tech Data Corp.
3.700% due 02/15/2022	700	685
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,501
Time Warner Cable LLC
4.125% due 02/15/2021	2,036	2,047
8.750% due 02/14/2019	1,800	1,860
Volkswagen Group of America Finance
LLC 2.125% due 05/23/2019	1,100	1,091
Wynn Las Vegas LLC
5.500% due 03/01/2025	1,500	1,477
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,400	2,378

		127,261

UTILITIES 4.6%
AT&T, Inc.
2.300% due 03/11/2019	2,000	1,993
2.975% (US0003M + 0.750%) due 06/01/2021 ~	1,800	1,808
2.998% (US0003M + 0.650%) due 01/15/2020 ~	1,200	1,206
Avangrid, Inc. 3.150%
due 12/01/2024	1,500	1,444
Duke Energy Corp.
3.050% due 08/15/2022	2,500	2,462
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,300	1,375
Enable Midstream Partners LP
4.950% due 05/15/2028	1,600	1,560
Exelon Corp.
5.150% due 12/01/2020	1,500	1,551
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	1,500	1,501
MidAmerican Energy Co.
3.100% due 05/01/2027	1,500	1,445
NextEra Energy Capital Holdings, Inc.
2.400% due 09/15/2019	1,500	1,489
3.550% due 05/01/2027	1,500	1,444
Oncor Electric Delivery Co.
LLC 4.100% due 06/01/2022	1,490	1,527
Plains All American Pipeline LP
2.600% due 12/15/2019	2,000	1,980
Southern Power Co.
1.950% due 12/15/2019	1,200	1,180
Southwestern Electric Power Co.
3.550% due 02/15/2022	1,225	1,233

Verizon Communications, Inc.
3.376% due 02/15/2025	3,112	2,993

		28,191

Total Corporate Bonds & Notes (Cost $291,987)		288,971

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	216

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	40	41

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	110	116
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,300	2,499

		2,615

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	350	356

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	103

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
3.260% (US0003M + 0.900%) due 07/25/2029 ~	1,171	1,174

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.440% (US0003M + 0.140%) due 12/01/2023 ~	276	276

Total Municipal Bonds & Notes (Cost $4,556)		4,781

U.S. GOVERNMENT AGENCIES 66.5%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 12/25/2036 ~	160	158
2.310% due 08/01/2022	500	486
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~	1,129	1,130
2.516% (LIBOR01M + 0.425%) due 10/25/2022 ~	8	8
2.541% (LIBOR01M + 0.450%) due 05/25/2023 ~	8	8
2.591% (LIBOR01M + 0.500%) due 02/25/2022 ~	2	2
2.641% (LIBOR01M + 0.550%) due 01/25/2022 ~	1	1
2.664% (12MTA + 1.200%) due 07/01/2044 ~	96	98
2.691% (LIBOR01M + 0.600%) due 08/25/2022 ~	5	5
2.721% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,244	1,259
2.791% (LIBOR01M + 0.700%) due 04/25/2022 - 09/25/2022 ~	5	5
3.184% (US0012M + 1.434%) due 01/01/2035 ~	157	164
3.330% due 11/01/2021	263	266
3.486% (US0012M + 1.736%) due 09/01/2035 ~	27	28
3.500% due 01/01/2026	44	45
3.566% due 05/25/2035 ~	90	95
3.712% (US0012M + 1.731%) due 05/01/2038 (f) ~	1,085	1,144
3.963% (US0012M + 1.835%) due 04/01/2041 ~	38	40
3.980% due 07/01/2021 (f)	38,300	39,228
4.000% due 08/01/2025 - 12/01/2041	794	816
4.500% due 11/01/2021 - 10/01/2042	1,983	2,075
4.500% due 12/01/2041 (f)	1,846	1,927
5.000% due 12/01/2021	6	6
5.427% due 12/25/2042 ~	287	300
5.500% due 03/01/2022 - 02/01/2040	1,705	1,830
5.500% due 02/01/2035 (f)	1,163	1,264
6.000% due 04/01/2023 - 04/01/2038	897	988
6.000% due 01/01/2039 (f)	1,344	1,486
6.500% due 11/01/2021 - 06/25/2044	123	136
8.000% due 10/01/2030	1	1
9.250% due 07/25/2019	2	2
Fannie Mae, TBA
3.000% due 08/01/2033 - 08/01/2048	59,000	57,294
3.500% due 07/01/2033 - 08/01/2048	155,000	155,511
4.000% due 08/01/2048	18,000	18,325
Freddie Mac
2.577% (12MTA + 1.200%) due 02/25/2045 ~	132	132

2.823% (LIBOR01M + 0.750%) due 08/15/2036 ~	939	953
3.420% (H15T1Y + 2.045%) due 02/01/2023 ~	10	10
3.450% (H15T1Y + 2.250%) due 12/01/2022 ~	60	60
3.753% (H15T1Y + 2.408%) due 07/01/2030 ~	15	16
4.000% due 04/01/2024 - 03/01/2044	2,117	2,173
4.500% due 02/01/2029 - 12/01/2040	831	870
5.000% due 12/01/2039 - 07/01/2040	90	96
5.500% due 12/01/2036 - 07/01/2039	945	1,022
6.000% due 11/01/2029 - 09/01/2038	3,106	3,417
7.000% due 07/15/2022	121	127
7.500% due 01/15/2023	302	320
8.000% due 11/01/2025 - 06/15/2030	221	252
9.000% due 12/15/2020	5	6
Freddie Mac, TBA
3.500% due 07/01/2048	10,000	9,945
4.000% due 07/01/2048 - 08/01/2048	52,000	52,919
4.500% due 07/01/2048	4,000	4,163
Ginnie Mae
2.343% (US0001M + 0.460%) due 06/20/2065 ~	3,558	3,567
2.377% (US0001M + 0.460%) due 02/20/2067 ~	1,306	1,308
2.382% (LIBOR01M + 0.400%) due 11/20/2045 ~	961	959
2.432% (US0001M + 0.515%) due 10/20/2062 ~	3,231	3,249
2.485% (LIBOR01M + 0.400%) due 06/16/2031	13	13
2.517% (US0001M + 0.600%) due 07/20/2065 - 10/20/2065 ~	5,371	5,403
2.625% (H15T1Y + 1.500%) due 06/20/2023 - 06/20/2027 ~	140	144
2.667% (US0001M + 0.750%) due 08/20/2066 ~	1,846	1,870
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	17	18
2.710% due 11/20/2067 ~	1,807	1,868
2.717% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	5,949	6,036
2.750% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2030 ~	370	379
2.837% (US0001M + 0.920%) due 07/20/2065 ~	3,238	3,298
2.925% due 07/20/2062 ~	2,872	2,898
3.125% (H15T1Y + 1.500%) due 12/20/2029 ~	171	176
3.375% (H15T1Y + 1.500%) due 01/20/2024 - 02/20/2027 ~	254	260
5.000% due 07/15/2034 - 06/15/2041	1,629	1,730
5.000% due 12/15/2038 - 07/15/2047 (f)	3,006	3,163
6.000% due 01/15/2024	1	1
7.500% due 03/15/2024 - 09/15/2025	2	2
8.000% due 01/15/2022 - 08/15/2024	5	5
9.500% due 01/20/2019 - 12/15/2021	1	0
Ginnie Mae, TBA 4.000% due 07/01/2048 - 08/01/2048	3,000	3,072

Total U.S. Government Agencies (Cost $399,086)		402,031

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(h)	1,200	1,153
2.750% due 11/15/2042 (f)	6,300	6,053
2.875% due 05/15/2043 (f)	9,000	8,833
3.125% due 02/15/2043 (f)	4,000	4,101
3.125% due 08/15/2044 (f)	12,200	12,510
3.375% due 05/15/2044 (f)	16,200	17,340
3.625% due 08/15/2043 (f)	3,500	3,897
3.750% due 11/15/2043 (f)	2,600	2,953
4.250% due 05/15/2039 (f)	600	723
4.500% due 08/15/2039 (f)	700	872
4.625% due 02/15/2040 (f)	1,600	2,029
U.S. Treasury Notes
1.875% due 07/31/2022 (f)(h)	2,300	2,226
1.875% due 08/31/2022 (f)(h)	4,900	4,740
2.000% due 10/31/2022	500	485
2.125% due 09/30/2024 (f)	14,200	13,651
2.250% due 01/31/2024 (f)	1,000	973
2.250% due 08/15/2027	200	190
2.375% due 05/15/2027(f)	9,200	8,858

Total U.S. Treasury Obligations (Cost $94,229)		91,587

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •	394	402
Ashford Hospitality Trust
3.050% due 05/15/2035 «•(b)	1,800	1,801
Banc of America Funding Trust
3.909% due 05/25/2035 ~	418	440
Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	4,600	4,622
BCAP LLC Trust
2.171% due 01/26/2036 •	978	962
Bear Stearns Adjustable Rate Mortgage Trust
3.763% due 01/25/2035 ~	1,145	1,153
3.827% due 04/25/2033 ~	172	174
3.997% due 02/25/2036 ^~	485	457
Bear Stearns ALT-A Trust
3.781% due 05/25/2035 ~	1,424	1,439

3.791% due 09/25/2035 ~	210	173
Bear Stearns Mortgage Funding Trust
2.281% due 01/25/2037 •	5,824	5,525
Citigroup Mortgage Loan Trust
3.630% due 10/25/2035 •	131	133
Citigroup Mortgage Loan Trust, Inc.
4.240% due 09/25/2035 •	1,176	1,194
Countrywide Alternative Loan Trust
2.271% due 05/25/2047 •	1,021	995
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% due 02/20/2036 ^•	239	212
3.585% due 02/20/2035 ~	9	9
Credit Suisse First Boston Mortgage Securities Corp.
3.694% due 09/25/2033 ~	2,433	2,491
5.120% due 06/25/2032 ~	49	48
Credit Suisse Mortgage Capital Certificates
3.771% due 01/27/2036 ~	482	486
GS Mortgage Securities
Trust 2.125% due 11/10/2045 ~(a)	883	62
HomeBanc Mortgage Trust
2.341% due 03/25/2035 •	3,342	2,967
2.361% due 10/25/2035 •	2,112	2,110
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
3.504% due 11/25/2035 ^~	1,107	1,027
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	3,200	3,199
JPMorgan Chase Commercial Mortgage Securities Corp.
3.000% due 06/15/2032 •(b)	1,800	1,803
JPMorgan Mortgage Trust
4.162% due 07/25/2035 ~	642	647
LMREC, Inc.
3.082% due 02/22/2032 •	1,500	1,504
Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	1,700	1,717
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,193
3.560% due 07/13/2029 ~	2,000	1,989
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~	3,492	3,595
Nomura Resecuritization Trust
2.160% due 12/26/2035 •	2,498	2,480
Prime Mortgage Trust
2.491% due 02/25/2034 •	94	91
RBSSP Resecuritization Trust
2.210% due 02/26/2037 •	1,508	1,504
3.309% due 12/25/2035 ~	1,675	1,714
Residential Funding Mortgage Securities, Inc. Trust
4.586% due 02/25/2036 ^~	220	202
Sequoia Mortgage Trust
2.725% due 04/19/2027 •	704	672
Structured Asset Mortgage Investments Trust
2.745% due 09/19/2032 •	107	105
Tharaldson Hotel Portfolio Trust
2.796% due 11/11/2034 •	928	929
WaMu Mortgage Pass-Through Certificates Trust
2.381% due 10/25/2045 •	286	287
2.758% due 11/25/2042 •	123	117
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	126	113
3.755% due 01/25/2035 ~	9	10
3.822% due 03/25/2036 ~	744	758
4.149% due 12/25/2034 ~	641	656

Total Non-Agency Mortgage-Backed Securities (Cost $51,751)		55,178

ASSET-BACKED SECURITIES 12.3%
American Express Credit Account Master Trust
1.640% due 12/15/2021	4,600	4,561
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.541% due 01/25/2036 •	4,137	4,143
Asset-Backed Securities Corp. Home Equity Loan Trust
3.318% due 08/15/2033 •	2,234	2,250
B2R Mortgage Trust
2.567% due 06/15/2049	1,922	1,871
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	1,500	1,498
2.523% due 02/15/2022 •	1,400	1,404
Discover Card Execution Note Trust
2.613% due 09/15/2021 •	1,500	1,504
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	1,445	1,449
EMC Mortgage Loan Trust
2.831% due 05/25/2040 •	479	472

Exeter Automobile Receivables Trust
1.960% due 03/15/2021	417	416
First Investors Auto Owner Trust
1.690% due 04/15/2021	463	461
Flagship Credit Auto Trust
1.930% due 12/15/2021	901	897
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,100	3,061
1.770% due 08/15/2020	1,500	1,499
Fremont Home Loan Trust
2.151% due 01/25/2037 •	53	31
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	631	629
GMF Floorplan Owner Revolving Trust
2.277% due 03/15/2023 •	1,800	1,804
Hertz Fleet Lease Funding LP
2.546% due 05/10/2032 •	1,500	1,502
Home Equity Asset Trust
2.991% due 11/25/2034 •	1,350	1,365
Hyundai Auto Lease Securitization Trust
2.353% due 12/16/2019 •	846	847
JPMorgan Mortgage Acquisition Corp.
2.271% due 03/25/2036 •	284	284
MASTR Asset-Backed Securities Trust
2.781% due 03/25/2035 •	3,700	3,709
Morgan Stanley IXIS Real Estate Capital Trust
2.141% due 11/25/2036 •	16	8
Navient Student Loan Trust
2.391% due 07/26/2066 •	907	908
Nelnet Student Loan Trust
2.440% due 08/23/2027 •	1,424	1,423
3.130% due 11/25/2048 •	262	265
3.140% due 07/27/2048 •	421	425
3.840% due 04/25/2024 •	1,429	1,437
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035 •	442	444
3.336% due 01/25/2036 •	600	604
Residential Asset Securities Corp. Trust
2.361% due 04/25/2036 •	4,243	4,254
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	44	44
Santander Retail Auto Lease Trust
2.354% due 10/20/2020 •	1,500	1,501
2.710% due 10/20/2020	1,500	1,499
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•	677	249
SLC Student Loan Trust
2.441% due 09/15/2026 •	1,100	1,099
SLM Private Education Loan Trust
1.850% due 06/17/2030	1,193	1,184
SLM Student Loan Trust
2.510% due 10/25/2029 •	1,213	1,208
2.910% due 04/27/2026 •	1,069	1,072
2.910% due 10/25/2064 •	1,500	1,497
2.960% due 10/25/2029 •	3,000	3,006
2.960% due 01/25/2041 •	1,500	1,506
SMB Private Education Loan Trust
2.423% due 03/16/2026 •	1,793	1,794
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026	758	754
3.050% due 12/26/2025	983	980
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	4,348	4,323
SpringCastle America Funding LLC
3.050% due 04/25/2029	1,067	1,065
Structured Asset Investment Loan Trust
2.991% due 09/25/2034 •	923	923
3.216% due 07/25/2033 •	1,877	1,879
VOLT LLC
3.500% due 03/25/2047 ×	1,132	1,131
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	376	376
2.240% due 12/15/2020	1,800	1,795

Total Asset-Backed Securities (Cost $73,034)		74,310

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)(d)	4,000	4,610

Total Preferred Securities (Cost $4,120)		4,610

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.4%
COMMERCIAL PAPER 3.8%
American Electric Power, Inc.
2.370% due 07/24/2018	$1,500	1,498
Boston Scientific Corp.
2.550% due 08/14/2018	1,500	1,496
Duke Energy Corp.
2.300% due 08/01/2018	1,400	1,397
Energy Transfer Partners
2.950% due 07/16/2018	1,500	1,498
Enterprise Products Operating LLC
2.350% due 07/26/2018	1,500	1,497
HP, Inc.
2.380% due 07/23/2018	900	899
2.490% due 07/23/2018	1,500	1,498
Marriot International
2.350% due 08/27/2018	3,400	3,386
McKesson Corp.
2.390% due 07/23/2018	1,500	1,498
2.400% due 07/16/2018	1,500	1,498
Qualcomm, Inc.
2.280% due 07/24/2018	1,600	1,598
Sempra Energy Holdings
2.520% due 07/30/2018	1,500	1,497
Southern Co.
2.380% due 07/17/2018	3,600	3,596
Starbucks Corp.
2.350% due 08/10/2018	300	299

		23,155

REPURCHASE AGREEMENTS (e) 0.3%		1,534

SHORT-TERM NOTES 0.3%
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019	1,032	1,032
Santander Retail Auto Lease Trust
2.200% due 03/20/2019	807	807

		1,839

Total Short-Term Instruments (Cost $26,531)		26,528

Total Investments in Securities (Cost $946,792)		949,492

	SHARES
INVESTMENTS IN AFFILIATES 15.7%
SHORT-TERM INSTRUMENTS 15.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.7%
PIMCO Short Asset Portfolio	4,915,510	49,185
PIMCO Short-Term Floating NAV Portfolio III	4,591,754	45,394

Total Short-Term Instruments (Cost $94,551)		94,579

Total Investments in Affiliates (Cost $94,551)		94,579

Total Investments 172.8% (Cost $1,041,343)		$1,044,071
Financial Derivative Instruments (g)(i) (0.0)% (Cost or Premiums, net $2,091)		(90)
Other Assets and Liabilities, net (72.8)%		(439,930)

Net Assets 100.0%		$604,051

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$4,120	$4,610	0.76%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$1,534	U.S. Treasury Notes 2.750% due 11/15/2023	$(1,565)	$1,534	$1,534

Total Repurchase Agreements						$(1,565)	$1,534	$1,534

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	2.060%	05/23/2018	07/09/2018	$(1,488)	$(1,491)
BOS	2.230	06/21/2018	07/05/2018	(719)	(720)
BRC	2.180	06/13/2018	07/12/2018	(46,829)	(46,883)
BSN	1.960	05/02/2018	07/10/2018	(62,507)	(62,715)
	1.980	05/03/2018	07/11/2018	(503)	(504)
GRE	2.160	06/13/2018	07/05/2018	(868)	(869)
RCY	2.080	05/17/2018	07/17/2018	(3,837)	(3,848)

Total Reverse Repurchase Agreements					$(117,030)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	1.930%	04/18/2018	07/18/2018	$(5,401)	$(5,424)
UBS	2.020	05/10/2018	07/17/2018	(11,399)	(11,433)

Total Sale-Buyback Transactions					$(16,857)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	6.000%	07/01/2048	$4,000	$(4,395)	$(4,375)

Total Short Sales (0.7)%				$(4,395)	$(4,375)

(f) Securities with an aggregate market value of $135,842 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(107,386) at a weighted average interest rate of 1.949%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(14) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	$106.250	08/24/2018	220	$220	$2	$1
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	106.500	08/24/2018	121	121	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.000	08/24/2018	129	129	1	0
Put - CBOT U.S. Treasury 5-Year Note September 2018 Futures	107.250	08/24/2018	37	37	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	106.500	08/24/2018	100	100	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.000	08/24/2018	50	50	0	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	107.500	08/24/2018	173	173	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.000	08/24/2018	86	86	1	0
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	108.500	08/24/2018	103	103	1	0
Call - CBOT U.S. Treasury 10-Year Note September 2018 Futures	136.000	08/24/2018	78	78	1	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	174.000	08/24/2018	3	3	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	175.000	08/24/2018	194	194	2	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	180.000	08/24/2018	2	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September 2018 Futures	186.000	08/24/2018	16	16	0	0
					$11	$1

Total Purchased Options					$11	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$119.500	07/27/2018	52	$52	$(11)	$(10)

Total Written Options					$(11)	$(10)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	462	$52,491	$80	$0	$(11)
U.S. Treasury 10-Year Note September Futures	09/2018	185	22,235	128	0	0

				$208	$0	$(11)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	44	$(10,674)	$12	$1	$0
90-Day Eurodollar December Futures	12/2020	76	(18,434)	(19)	3	0
90-Day Eurodollar June Futures	06/2019	159	(38,615)	329	0	0
90-Day Eurodollar June Futures	06/2020	192	(46,570)	48	7	0
90-Day Eurodollar March Futures	03/2020	183	(44,387)	47	7	0
90-Day Eurodollar September Futures	09/2020	144	(34,929)	(7)	6	0
U.S. Treasury 30-Year Bond September Futures	09/2018	215	(31,175)	(906)	0	(6)
				$(496)	$24	$(6)

Total Futures Contracts				$(288)	$24	$(17)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.484%	$1,100	$18	$4	$22	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$22,800	$488	$(96)	$392	$12	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	88,700	1,518	(154)	1,364	45	0

					$2,006	$(250)	$1,756	$57	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$32,800	$(136)	$473	$337	$1	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	10,900	583	66	649	9	0
						$447	$539	$986	$10	$0

Total Swap Agreements						$2,471	$293	$2,764	$67	$0

(h)	Securities with an aggregate market value of $2,977 and cash of $1,391 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$2,000	$96	$130
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	2,500	118	163
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	1,500	147	33
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	500	24	33
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	1,400	140	37

							$525	$396

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	$ 73.000	08/06/2018	$8,000	$0	$0

Total Purchased Options					$525	$396

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750%	07/18/2018	$1,600	$(2)	$(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	900	(1)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	900	(1)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	1,500	(2)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	1,500	(2)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018	500	0	0

						$(8)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	0

						$(378)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$8,600	$(94)	$(180)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	11,000	(118)	(230)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,400	(143)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	2,200	(24)	(46)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	6,300	(140)	(46)
							$(519)	$(549)

Total Written Options							$(905)	$(551)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,496	$0	$1,496
Corporate Bonds & Notes
Banking & Finance	0	133,519	0	133,519
Industrials	0	127,261	0	127,261
Utilities	0	28,191	0	28,191
Municipal Bonds & Notes
California	0	216	0	216
Florida	0	41	0	41
Illinois	0	2,615	0	2,615
Iowa	0	356	0	356
Massachusetts	0	103	0	103
Pennsylvania	0	1,174	0	1,174
South Carolina	0	276	0	276
U.S. Government Agencies	0	402,031	0	402,031
U.S. Treasury Obligations	0	91,587	0	91,587
Non-Agency Mortgage-Backed Securities	0	53,377	1,801	55,178
Asset-Backed Securities	0	74,310	0	74,310
Preferred Securities
Banking & Finance	0	4,610	0	4,610
Short-Term Instruments
Commercial Paper	0	23,155	0	23,155
Repurchase Agreements	0	1,534	0	1,534
Short-Term Notes	0	1,839	0	1,839
	$0	$947,691	$1,801	$949,492

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,579	$0	$0	$94,579
Total Investments	$94,579	$947,691	$1,801	$1,044,071

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,375)	$0	$(4,375)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	68	0	92
Over the counter	0	396	0	396
	$24	$464	$0	$488

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(10)	0	(27)
Over the counter	0	(551)	0	(551)
	$(17)	$(561)	$0	$(578)
Total Financial Derivative Instruments	$7	$(97)	$0	$(90)
Totals	$94,586	$943,219	$1,801	$1,039,606

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.0% ¤
CORPORATE BONDS & NOTES 50.1%
BANKING & FINANCE 32.3%
ABN AMRO Bank NV
2.450% due 06/04/2020		$2,100	$2,066
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,943
AIG Global Funding
3.350% due 06/25/2021		3,900	3,907
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027		2,000	1,934
American Express Co.
3.375% due 05/17/2021		3,700	3,703
Aviation Capital Group LLC
3.875% due 05/01/2023		5,000	4,989
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		4,400	4,213
Banco Santander S.A.
3.848% due 04/12/2023		3,600	3,523
Bank of America Corp.
2.987% (US0003M + 0.650%) due 10/01/2021 ~		4,500	4,517
3.300% due 01/11/2023		1,500	1,478
3.419% due 12/20/2028 •		3,202	3,018
Bank of Nova Scotia
1.875% due 04/26/2021		4,100	3,969
Barclays Bank PLC
10.179% due 06/12/2021		3,900	4,503
14.000% due 06/15/2019 •(f)	GBP	4,300	6,284
Barclays PLC
3.684% due 01/10/2023		$4,300	4,185
4.463% (US0003M + 2.110%) due 08/10/2021 ~		3,000	3,115
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,049
BGC Partners, Inc.
5.125% due 05/27/2021		2,600	2,652
BNP Paribas S.A.
3.500% due 03/01/2023		3,700	3,609
BOC Aviation Ltd.
3.413% (US0003M + 1.050%) due 05/02/2021 ~		4,900	4,939
Brandywine Operating Partnership LP
3.950% due 02/15/2023		2,700	2,689
Camden Property Trust
3.500% due 09/15/2024		1,300	1,271
Cantor Fitzgerald LP
6.500% due 06/17/2022		3,500	3,718
Capital One Financial Corp.
2.400% due 10/30/2020		3,700	3,611
4.250% due 04/30/2025		3,500	3,492
CBL & Associates LP
5.950% due 12/15/2026		3,200	2,698
Charles Schwab Corp.
2.650% due 01/25/2023		7,500	7,304
Citibank N.A.
2.678% (US0003M + 0.320%) due 05/01/2020 ~		4,800	4,805
3.050% due 05/01/2020		5,200	5,199
Citigroup, Inc.
2.700% due 10/27/2022		3,600	3,460
3.320% (US0003M + 0.960%) due 04/25/2022 ~		3,100	3,129
3.887% due 01/10/2028 •		3,900	3,782
Commonwealth Bank of Australia
1.750% due 11/02/2018		2,700	2,692
Compass Bank
2.750% due 09/29/2019		1,700	1,691
3.500% due 06/11/2021		3,800	3,799
Credit Suisse Group AG
4.207% due 06/12/2024 •		4,500	4,507
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		3,100	3,068
3.750% due 03/26/2025		2,800	2,696
3.800% due 09/15/2022		3,000	2,989
3.800% due 06/09/2023		3,400	3,360
4.645% (US0003M + 2.290%) due 04/16/2021 ~		3,600	3,764
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		2,800	2,744

Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		4,250	4,303
Deutsche Bank AG
2.700% due 07/13/2020		3,800	3,697
2.850% due 05/10/2019		3,600	3,569
3.300% due 11/16/2022		2,900	2,719
3.950% due 02/27/2023		200	192
4.250% due 10/14/2021		1,500	1,478
4.263% (US0003M + 1.910%) due 05/10/2019 ~		4,500	4,522
Dexia Credit Local S.A.
2.375% due 09/20/2022		6,700	6,495
Digital Realty Trust LP
4.450% due 07/15/2028		4,800	4,823
EPR Properties
4.500% due 04/01/2025		3,800	3,758
ERP Operating LP
3.250% due 08/01/2027		1,400	1,332
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,065
Ford Motor Credit Co. LLC
2.459% due 03/27/2020		3,200	3,151
3.157% due 08/04/2020		1,500	1,491
3.200% due 01/15/2021		200	198
3.589% (US0003M + 1.235%) due 02/15/2023 ~		3,000	3,020
General Motors Financial Co., Inc.
2.450% due 11/06/2020		3,600	3,517
3.150% due 01/15/2020		1,600	1,598
3.200% due 07/13/2020		4,000	3,983
3.272% (US0003M + 0.930%) due 04/13/2020 ~		4,200	4,229
Goldman Sachs Group, Inc.
3.080% (US0003M + 0.750%) due 02/23/2023 ~		3,800	3,788
3.522% (US0003M + 1.160%) due 04/23/2020 ~		11,000	11,145
6.000% due 06/15/2020		5,940	6,250
7.500% due 02/15/2019		1,400	1,439
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,500	3,307
Hospitality Properties Trust
4.250% due 02/15/2021		1,100	1,108
Host Hotels & Resorts LP
3.875% due 04/01/2024		3,200	3,123
HSBC Holdings PLC
3.400% due 03/08/2021		200	200
ING Bank NV
2.500% due 10/01/2019		3,200	3,177
2.625% due 12/05/2022		4,200	4,110
ING Groep NV
3.150% due 03/29/2022		3,300	3,240
Intercontinental Exchange, Inc.
2.350% due 09/15/2022		3,700	3,550
JPMorgan Chase & Co.
2.400% due 06/07/2021		4,800	4,678
2.550% due 10/29/2020		600	591
2.945% (US0003M + 0.610%) due 06/18/2022 ~		3,000	3,001
3.260% (US0003M + 0.900%) due 04/25/2023 ~		2,900	2,927
6.300% due 04/23/2019		4,800	4,936
JPMorgan Chase Bank N.A.
2.605% (US0003M + 0.250%) due 02/13/2020 ~		4,500	4,500
Kilroy Realty LP
3.800% due 01/15/2023		2,200	2,189
Kimco Realty Corp.
2.700% due 03/01/2024		2,700	2,510
LeasePlan Corp. NV
2.875% due 01/22/2019		3,400	3,395
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	2,000	3,202
12.000% due 12/16/2024 •(f)		$6,900	8,474
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	3,200	2,357
4.375% due 03/22/2028		$4,500	4,452
Metropolitan Life Global Funding
3.450% due 12/18/2026		2,700	2,623
Mid-America Apartments LP
4.200% due 06/15/2028		3,700	3,692
Mizuho Bank Ltd.
2.450% due 04/16/2019		300	299
Morgan Stanley
2.450% due 02/01/2019		1,700	1,697
3.125% due 07/27/2026		2,000	1,862
3.155% (US0003M + 0.800%) due 02/14/2020 ~		3,600	3,611
3.539% (US0003M + 1.180%) due 01/20/2022 ~		3,500	3,547
3.875% due 01/27/2026		4,500	4,432
7.300% due 05/13/2019		3,300	3,421
National Australia Bank Ltd.
2.250% due 03/16/2021		3,300	3,228
3.625% due 06/20/2023		1,000	999

Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,332
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		4,800	4,801
Nordea Bank AB
2.250% due 05/27/2021		4,000	3,876
2.500% due 09/17/2020		2,100	2,066
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	63,900	10,018
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		$3,600	3,577
5.250% due 01/15/2026		3,800	3,837
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		4,300	4,244
Prologis LP
3.875% due 09/15/2028		2,900	2,911
Public Storage
2.370% due 09/15/2022		3,000	2,882
Realty Income Corp.
3.875% due 04/15/2025		3,800	3,751
Rio Oil Finance Trust
9.250% due 07/06/2024		681	732
Royal Bank of Canada
2.100% due 10/14/2020		6,900	6,758
2.300% due 03/22/2021		3,300	3,237
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		800	778
Santander Holdings USA, Inc.
3.400% due 01/18/2023		3,500	3,382
Santander UK Group Holdings PLC
2.875% due 08/05/2021		2,500	2,425
Simon Property Group LP
2.750% due 06/01/2023		5,200	5,017
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,000	1,940
3.000% due 07/15/2022		1,700	1,640
Stadshypotek AB
2.500% due 04/05/2022		6,700	6,541
Sumitomo Mitsui Financial Group, Inc.
3.095% (US0003M + 0.740%) due 10/18/2022 ~		4,300	4,306
4.007% (US0003M + 1.680%) due 03/09/2021 ~		3,300	3,404
Synchrony Bank
3.650% due 05/24/2021		3,900	3,905
Toronto-Dominion Bank
2.250% due 03/15/2021		700	685
2.500% due 01/18/2023		2,900	2,840
Toyota Motor Credit Corp.
2.950% due 04/13/2021		3,800	3,783
U.S. Bank N.A.
2.682% (US0003M + 0.320%) due 04/26/2021 ~		3,800	3,804
UBS AG
2.639% (US0003M + 0.320%) due 05/28/2019 ~		3,800	3,805
3.150% (US0003M + 0.850%) due 06/01/2020 ~		800	807
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		5,800	5,589
3.000% due 04/15/2021		8,000	7,880
United Overseas Bank Ltd.
3.200% due 04/23/2021		7,000	6,985
VEREIT Operating Partnership LP
3.950% due 08/15/2027		3,100	2,896
Washington Prime Group LP
5.950% due 08/15/2024		12,800	12,348
WEA Finance LLC
3.250% due 10/05/2020		3,400	3,394
Wells Fargo & Co.
6.111% (US0003M + 3.770%) due 09/15/2018 ~(f)		7,100	7,202
Wells Fargo Bank N.A.
2.964% (US0003M + 0.650%) due 12/06/2019 ~		3,400	3,423
Westpac Banking Corp.
2.100% due 02/25/2021		8,500	8,274

			490,339

INDUSTRIALS 14.0%
AbbVie, Inc.
2.900% due 11/06/2022		700	680
3.200% due 11/06/2022		4,400	4,330
Air Canada Pass-Through Trust
5.375% due 11/15/2022		720	734
Allergan Finance LLC
3.250% due 10/01/2022		3,000	2,917
Allergan Funding SCS
3.450% due 03/15/2022		5,300	5,218
Amazon.com, Inc.
3.150% due 08/22/2027		500	481

AP Moller - Maersk A/S
2.550% due 09/22/2019	3,500	3,465
2.875% due 09/28/2020	1,800	1,777
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022	4,500	4,367
BAT Capital Corp.
3.557% due 08/15/2027	2,200	2,050
Bayer U.S. Finance LLC
3.345% (US0003M + 1.010%) due 12/15/2023 ~	4,600	4,603
Becton Dickinson and Co.
2.133% due 06/06/2019	3,500	3,480
BMW U.S. Capital LLC
3.100% due 04/12/2021	600	596
Braskem Finance Ltd.
5.750% due 04/15/2021	1,300	1,349
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,000	1,034
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	3,800	3,768
Charter Communications Operating LLC
4.464% due 07/23/2022	3,690	3,734
CVS Health Corp.
3.125% due 03/09/2020	3,500	3,497
D.R. Horton, Inc.
4.000% due 02/15/2020	3,200	3,232
Daimler Finance North America LLC
2.785% (US0003M + 0.430%) due 02/12/2021 ~	7,500	7,504
Danone S.A.
2.589% due 11/02/2023	1,700	1,602
Dell International LLC
4.420% due 06/15/2021	4,500	4,567
5.450% due 06/15/2023	3,700	3,874
eBay, Inc.
2.200% due 08/01/2019	1,400	1,389
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	3,400	3,414
Energy Transfer Partners LP
4.150% due 10/01/2020	4,490	4,547
EQT Midstream Partners LP
4.750% due 07/15/2023	1,750	1,749
ERAC USA Finance LLC
2.350% due 10/15/2019	3,000	2,967
2.600% due 12/01/2021	800	777
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	1,000	1,039
General Electric Co.
5.000% due 01/21/2021 •(f)	3,000	2,963
Gerdau Holdings, Inc.
7.000% due 01/20/2020	2,900	3,031
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	1,300	1,348
Humana, Inc.
2.625% due 10/01/2019	2,300	2,287
Imperial Brands Finance PLC
2.950% due 07/21/2020	2,700	2,673
Japan Tobacco, Inc.
2.000% due 04/13/2021	3,100	2,998
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	3,100	3,265
Komatsu Finance America, Inc.
2.118% due 09/11/2020	1,200	1,173
Kraft Heinz Foods Co.
2.923% (US0003M + 0.570%) due 02/10/2021 ~	1,000	1,002
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	3,653	3,473
Maple Escrow Subsidiary, Inc.
4.057% due 05/25/2023	3,800	3,818
Masco Corp.
7.125% due 03/15/2020	1,000	1,060
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	3,700	3,716
Medtronic, Inc.
2.500% due 03/15/2020	3,000	2,980
Merck & Co., Inc.
2.350% due 02/10/2022	3,900	3,799
2.750% due 02/10/2025	3,100	2,965
NetApp, Inc.
3.375% due 06/15/2021	600	595
Newmont Mining Corp.
5.125% due 10/01/2019	2,300	2,352
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (e)(f)	937	15
Owens Corning
4.200% due 12/01/2024	4,000	3,950
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	1,000	998

4.875% due 07/11/2022	3,600	3,743
Pernod Ricard S.A.
5.750% due 04/07/2021	3,600	3,820
Philip Morris International, Inc.
2.375% due 08/17/2022	4,500	4,308
Phillips 66
2.919% (US0003M + 0.600%) due 02/26/2021 ~	3,690	3,696
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	2,100	2,197
5.750% due 05/15/2024	1,000	1,069
salesforce.com, Inc.
3.250% due 04/11/2023	3,790	3,771
SBA Tower Trust
2.877% due 07/10/2046	3,500	3,404
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	3,800	3,743
Southern Co.
2.350% due 07/01/2021	5,900	5,719
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	2,289	2,286
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,544	1,530
Starbucks Corp.
4.300% due 06/15/2045	4,100	3,938
Textron, Inc.
2.903% (US0003M + 0.550%) due 11/10/2020 ~	3,600	3,601
Tyson Foods, Inc.
2.781% (US0003M + 0.450%) due 08/21/2020 ~	4,500	4,501
VMware, Inc.
2.300% due 08/21/2020	4,020	3,935
Volkswagen International Finance NV
4.000% due 08/12/2020	2,012	2,041
WestJet Airlines Ltd.
3.500% due 06/16/2021	4,800	4,754
Wynn Las Vegas LLC
5.500% due 03/01/2025	7,500	7,388
Yara International ASA
4.750% due 06/01/2028	4,700	4,732
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,900	2,873

		212,251

UTILITIES 3.8%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	4,500	4,520
3.298% (US0003M + 0.950%) due 07/15/2021 ~	3,600	3,636
BP Capital Markets PLC
2.518% due 01/16/2020	1,500	1,486
Duke Energy Corp.
3.150% due 08/15/2027	2,600	2,417
Electricite de France S.A.
4.600% due 01/27/2020	2,900	2,966
Enable Midstream Partners LP
4.950% due 05/15/2028	3,900	3,801
Entergy Arkansas, Inc.
3.050% due 06/01/2023	3,000	2,949
3.500% due 04/01/2026	1,200	1,187
Entergy Corp.
2.950% due 09/01/2026	2,700	2,470
FirstEnergy Corp.
3.900% due 07/15/2027	1,400	1,360
MidAmerican Energy Co.
3.100% due 05/01/2027	3,500	3,371
Monongahela Power Co.
3.550% due 05/15/2027	2,800	2,731
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	4,500	4,509
3.550% due 05/01/2027	2,400	2,310
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	703	664
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)	1,229	612
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	544	494
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)	1,754	469
Rio Oil Finance Trust
9.750% due 01/06/2027	3,356	3,614
Sempra Energy
2.791% (US0003M + 0.450%) due 03/15/2021 ~	4,400	4,404
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,418
Telstra Corp. Ltd.
4.800% due 10/12/2021	900	932

Verizon Communications, Inc.
3.376% due 02/15/2025	5,814	5,592

		57,912

Total Corporate Bonds & Notes (Cost $773,887)		760,502

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	3,981

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	2,800	3,119

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	556

Total Municipal Bonds & Notes (Cost $7,267)		7,656

U.S. GOVERNMENT AGENCIES 46.6%
Fannie Mae
2.059% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	6,409	5,389
2.217% (LIBOR01M + 0.310%) due 06/25/2055 ~	2,881	2,883
2.310% due 08/01/2022	100	97
2.357% (LIBOR01M + 0.450%) due 09/25/2046 ~	2,111	2,113
2.641% (LIBOR01M + 0.550%) due 06/25/2041 ~	5	5
2.935% due 11/01/2021	10,203	10,166
3.000% due 06/01/2029 - 10/25/2040	1,904	1,877
3.500% due 10/25/2041	19,273	19,032
3.712% (US0012M + 1.731%) due 05/01/2038 ~	1,849	1,949
3.791% (H15T1Y + 2.238%) due 01/01/2036 ~	3,208	3,389
4.500% due 02/01/2031 - 08/01/2042	1,063	1,115
5.500% due 02/01/2036 - 05/01/2036	90	98
Fannie Mae, TBA
3.000% due 08/01/2033 - 08/01/2048	234,000	226,509
3.500% due 07/01/2048 - 08/01/2048	301,000	299,235
4.000% due 08/01/2048	61,000	62,101
Freddie Mac
2.347% (LIBOR01M + 0.440%) due 11/15/2042 ~	3,710	3,719
5.000% due 03/01/2024 - 12/01/2038	956	1,019
5.500% due 04/01/2038	267	289
Freddie Mac, TBA
3.500% due 07/01/2048	11,000	10,940
4.000% due 07/01/2048 - 08/01/2048	9,000	9,164
Ginnie Mae
0.000% due 11/20/2039 (a)(e)	3,500	2,736
2.287% (US0001M + 0.370%) due 06/20/2061 ~	1,432	1,432
2.332% due 05/20/2047 ~	3,116	3,118
2.367% (US0001M + 0.450%) due 04/20/2065 ~	850	852
2.377% (US0001M + 0.460%) due 02/20/2067 ~	3,221	3,226
2.387% (US0001M + 0.470%) due 06/20/2067 ~	414	416
2.537% (US0001M + 0.620%) due 09/20/2065 ~	2,849	2,868
2.667% (US0001M + 0.750%) due 08/20/2066 ~	3,498	3,543
2.667% due 08/20/2067 ~	2,264	2,302
2.717% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~	6,373	6,468
3.527% (US0012M + 0.750%) due 06/20/2067 ~	3,922	4,053
5.000% due 05/15/2038 - 09/15/2047	873	918
Ginnie Mae, TBA
3.000% due 07/01/2048	2,000	1,957
3.500% due 07/01/2048	2,000	2,007
4.000% due 07/01/2048 - 08/01/2048	11,000	11,258

Total U.S. Government Agencies (Cost $705,652)		708,243

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)	17,700	16,126
2.750% due 08/15/2042 (h)	6,600	6,344
2.750% due 11/15/2042 (h)	11,000	10,568
2.875% due 05/15/2043 (h)(j)	10,100	9,913
3.000% due 05/15/2042 (j)	900	904
3.000% due 02/15/2048 (h)	11,400	11,429
3.125% due 02/15/2043 (h)(j)	5,000	5,127
3.125% due 08/15/2044 (j)	1,300	1,333
3.375% due 05/15/2044 (h)	8,000	8,563
3.625% due 08/15/2043 (h)	15,300	17,035
3.750% due 11/15/2043 (h)	11,000	12,492
4.375% due 11/15/2039 (h)	3,300	4,049
4.500% due 08/15/2039 (h)(j)	3,500	4,360
4.625% due 02/15/2040	1,700	2,155

U.S. Treasury Notes
1.875% due 07/31/2022 (h)(j)(l)		24,300	23,522
2.000% due 08/31/2021 (l)		100	98

Total U.S. Treasury Obligations (Cost $139,361)			134,018

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
Adjustable Rate Mortgage Trust
2.591% due 10/25/2035 •		1,500	1,489
Aggregator of Loans Backed by Assets PLC
1.748% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	3,381	4,496
Alba PLC
0.763% due 11/21/2037 •		2,146	2,731
0.801% due 03/17/2039 •		3,942	4,997
Ashford Hospitality Trust
3.050% due 05/15/2035 «•(b)		$3,000	3,001
Banc of America Funding Trust
3.909% due 05/25/2035 ~		2,133	2,243
Banc of America Mortgage Trust
6.500% due 10/25/2031		8	9
BCAP LLC Trust
2.171% due 01/26/2036 •		2,341	2,304
3.732% due 08/26/2037 ~		933	937
Bear Stearns Adjustable Rate Mortgage Trust
3.615% due 02/25/2033 ~		36	36
CD Mortgage Trust
3.348% due 11/10/2049		2,300	2,288
Chase Mortgage Finance Trust
3.859% due 02/25/2037 ~		50	51
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.321% due 10/25/2035 •		1,814	1,784
Citigroup Commercial Mortgage Trust
2.923% due 07/15/2032 •		3,700	3,705
Citigroup Mortgage Loan Trust
3.424% due 09/25/2037 ~		3,222	3,148
Countrywide Home Loan Mortgage Pass-Through Trust
4.074% due 11/19/2033 ~		182	185
Credit Suisse First Boston Mortgage Securities Corp.
3.694% due 09/25/2033 ~		6	7
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		3,264	2,741
Eurohome UK Mortgages PLC
0.781% due 06/15/2044 •	GBP	2,864	3,694
Eurosail PLC
1.577% (BP0003M + 0.950%) due 06/13/2045 ~		7,484	9,962
1.577% due 06/13/2045 •		5,449	7,172
Firstmac Mortgage Funding Trust
2.945% due 03/08/2049 •	AUD	4,508	3,332
3.195% due 03/08/2049 •		1,500	1,113
Great Hall Mortgages PLC
2.465% due 06/18/2039 •		$2,595	2,548
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,095
3.278% due 11/10/2049 ~		3,500	3,469
GSR Mortgage Loan Trust
3.678% due 09/25/2035 ~		3,173	3,244
3.776% due 01/25/2035 ~		877	868
Holmes Master Issuer PLC
2.708% due 10/15/2054 •		3,000	3,002
HomeBanc Mortgage Trust
2.341% due 03/25/2035 •		853	757
Impac CMB Trust
2.871% due 10/25/2034 •		4,217	4,146
JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048		4,800	4,798
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049		3,500	3,404
JPMorgan Chase Commercial Mortgage Securities Corp.
3.000% due 06/15/2032 •(b)		2,600	2,604
JPMorgan Chase Commercial Mortgage Securities Trust
2.777% due 08/15/2049		1,700	1,640
Kensington Mortgage Securities PLC
2.506% due 06/14/2040 •		2,044	2,004
Landmark Mortgage Securities PLC
1.066% due 04/17/2044 •	GBP	394	503
Ludgate Funding PLC
0.807% due 12/01/2060 •		2,982	3,811
Mansard Mortgages PLC
0.965% due 04/15/2047 •		898	1,148
MASTR Adjustable Rate Mortgages Trust
3.915% due 11/21/2034 ~		$1,460	1,506
Merrill Lynch Mortgage Investors Trust
2.341% due 11/25/2035 •		373	352
3.178% due 01/25/2029 •		237	238
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		6,000	5,821

3.150% due 03/15/2048		7,000	6,944
Morgan Stanley Capital Trust
3.436% due 12/15/2049		2,200	2,193
3.516% due 07/13/2029 ~		3,300	3,296
Morgan Stanley Resecuritization Trust
2.220% due 04/26/2053 •		159	158
PFP Ltd.
3.123% (LIBOR01M + 1.050%) due 01/14/2035 ~		2,360	2,361
Resloc UK PLC
0.000% due 12/15/2043 •	EUR	5,738	6,469
Sequoia Mortgage Trust
2.284% due 07/20/2036 •		$2,388	2,293
Structured Adjustable Rate Mortgage Loan Trust
3.709% due 09/25/2034 ~		3,284	3,335
3.735% due 09/25/2034 ~		1,330	1,331
Tharaldson Hotel Portfolio Trust
2.796% due 11/11/2034 •		2,785	2,787
Thrones PLC
2.254% due 07/20/2044 •	GBP	1,840	2,435
Trinity Square PLC
1.936% due 07/15/2051 •		2,429	3,238
WaMu Mortgage Pass-Through Certificates Trust
2.381% due 10/25/2045 •		$5,019	5,033
2.631% due 07/25/2045 •		213	213
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,382
3.486% due 12/15/2059		4,800	4,796
Wells Fargo Mortgage-Backed Securities Trust
3.895% due 06/25/2035 ~		1,836	1,885
3.905% due 05/25/2035 ~		1,795	1,837

Total Non-Agency Mortgage-Backed Securities (Cost $168,431)			164,369

ASSET-BACKED SECURITIES 7.9%
Ally Auto Receivables Trust
2.720% due 05/17/2021 «		4,500	4,500
Ally Master Owner Trust
2.473% due 02/15/2021 •		3,800	3,805
American Express Credit Account Master Trust
1.640% due 12/15/2021		6,000	5,949
AmeriCredit Automobile Receivables Trust
1.510% due 05/18/2020		971	969
2.315% due 07/19/2021 •		2,700	2,701
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.541% due 01/25/2036 •		3,380	3,385
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032 ×		1,057	1,054
Capital One Multi-Asset Execution Trust
2.523% due 02/15/2022 •		3,400	3,409
Chase Issuance Trust
2.373% due 01/18/2022 •		3,600	3,613
Countrywide Asset-Backed Certificates
2.391% due 06/25/2036 •		1,916	1,915
Countrywide Asset-Backed Certificates Trust
2.631% due 12/25/2034 •		3,213	3,191
CPS Auto Trust
1.500% due 06/15/2020		538	537
Credit Acceptance Auto Loan Trust
3.470% due 05/17/2027		2,200	2,206
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		22	22
Driver Australia Four Trust
2.920% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	5,549	4,106
Eagle Ltd.
2.570% due 12/15/2039		$311	310
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		3,662	3,670
Exeter Automobile Receivables Trust
1.960% due 03/15/2021		791	789
First Investors Auto Owner Trust
1.690% due 04/15/2021		1,112	1,108
Flagship Credit Auto Trust
1.850% due 07/15/2021		1,852	1,840
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019		1,695	1,691
Golden Credit Card Trust
2.473% due 02/15/2021 •		3,600	3,605
GSAMP Trust
2.941% due 02/25/2047 •		1,898	1,889
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		2,539	2,530
JPMorgan Mortgage Acquisition Corp.
2.271% due 03/25/2036 •		568	569
MASTR Specialized Loan Trust
2.391% due 01/25/2036 •		320	321

Merrill Lynch Mortgage Investors Trust
2.886% due 09/25/2035 •		2,526	2,520
Navient Private Education Loan Trust
2.418% due 12/15/2059 •		3,400	3,401
2.788% due 12/15/2059 •		1,100	1,102
Nelnet Student Loan Trust
2.440% due 08/23/2027 •		3,323	3,319
3.840% due 04/25/2024 •		3,537	3,559
OneMain Financial Issuance Trust
3.190% due 03/18/2026		4,542	4,558
Option One Mortgage Loan Trust Asset-Backed Certificates
2.531% due 11/25/2035 •		1,756	1,759
Park Place Securities, Inc.
2.541% due 09/25/2035 •		453	455
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.931% due 01/25/2036 •		1,311	1,315
Residential Asset Securities Corp. Trust
2.361% due 04/25/2036 •		1,689	1,693
2.766% due 09/25/2035 •		1,059	1,056
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		105	105
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		156	156
SLC Student Loan Trust
2.441% due 09/15/2026 •		2,201	2,197
SLM Private Education Loan Trust
1.850% due 06/17/2030		2,088	2,073
SLM Student Loan Trust
2.480% due 01/25/2027 •		1,686	1,681
2.510% due 10/25/2029 •		2,427	2,417
2.910% due 04/27/2026 •		4,811	4,824
2.960% due 01/25/2041 •		3,800	3,814
SoFi Consumer Loan Program LLC
2.140% due 09/25/2026		1,769	1,760
SoFi Professional Loan Program LLC
3.041% due 01/25/2039 •		2,130	2,148
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,022	2,017
Structured Asset Securities Corp. Mortgage Loan Trust
3.091% due 08/25/2037 •		448	451
VOLT LLC
3.125% due 09/25/2047 ×		1,588	1,579
3.500% due 03/25/2047 ×		4,926	4,922
Wells Fargo Home Equity Asset-Backed Securities Trust
2.341% due 07/25/2036 •		2,285	2,285
3.091% due 10/25/2034 •		1,982	1,995
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		984	983

Total Asset-Backed Securities (Cost $118,680)			119,828

SOVEREIGN ISSUES 2.6%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		3,600	3,436
2.125% due 09/01/2022		3,700	3,561
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		4,500	4,400
2.125% due 04/13/2021		2,000	1,943
2.625% due 04/20/2022		2,800	2,733
Province of Ontario
1.650% due 09/27/2019		600	593
3.150% due 06/02/2022	CAD	1,200	937
4.000% due 10/07/2019		$900	915
4.400% due 04/14/2020		1,600	1,645
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	794
6.350% due 01/30/2026		$600	699
Qatar Government International Bond
5.103% due 04/23/2048		3,800	3,797
Republic of Germany
0.010% due 04/17/2020 (e)	EUR	9,200	10,878
Tokyo Metropolitan Government
2.000% due 05/17/2021		$3,000	2,899

Total Sovereign Issues (Cost $38,985)			39,230

SHORT-TERM INSTRUMENTS 7.7%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.940% due 09/04/2018		13,300	13,292

Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		4,500	4,505

			17,797

COMMERCIAL PAPER 1.8%
Bank of Montreal
1.540% due 07/03/2018	CAD	5,900	4,487
Enterprise Products Operating LLC
2.357% due 07/12/2018		$3,800	3,797
Ford Motor Credit Co.
2.069% due 09/04/2018		2,300	2,290
2.070% due 09/04/2018		5,700	5,676
Mondelez International, Inc.
2.275% due 07/12/2018		3,800	3,797
Schlumberger Holdings
2.612% due 08/09/2018		3,000	2,992
Thomson Reuters Corp.
2.438% due 07/10/2018		3,800	3,797

			26,836

REPURCHASE AGREEMENTS (g) 0.1%
			1,059

SHORT-TERM NOTES 0.1%
Americredit Automobile Receivables Trust
2.450% due 05/20/2019		1,301	1,301
JAPAN TREASURY BILLS 4.5%
(0.145)% due 07/30/2018 - 08/27/2018 (d)(e)	JPY	7,640,000	69,018

Total Short-Term Instruments (Cost $116,650)			116,011

Total Investments in Securities (Cost $2,068,913)			2,049,857

	SHARES
INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short Asset Portfolio		6,815,457	68,196
PIMCO Short-Term Floating NAV Portfolio III		12,391,807	122,505

Total Short-Term Instruments (Cost $190,717)			190,7 01

Total Investments in Affiliates (Cost $190,717)			190,701

Total Investments 147.6% (Cost $2,259,630)			$2,240,558

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $2,722)			1,083
Other Assets and Liabilities, net (47.7)%			(723,411)

Net Assets 100.0%			$1,518,230

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	06/29/2018	07/02/2018	$1,059	U.S. Treasury Notes 2.000% due 02/15/2022	$(1,083)	$1,059	$1,059

Total Repurchase Agreements						$(1,083)	$1,059	$1,059

Sale-Buyback Transactions:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.850%	06/29/2018	07/02/2018	$(4,270)	$(4,271)
	2.350	06/27/2018	07/05/2018	(8,307)	(8,310)
BPG	2.080	06/05/2018	07/05/2018	(15,326)	(15,350)
	2.090	06/06/2018	08/06/2018	(2,665)	(2,669)
	2.110	06/06/2018	08/06/2018	(8,396)	(8,409)
	2.160	06/11/2018	07/11/2018	(5,466)	(5,473)
	4.220	05/24/2018	08/24/2018	(12,997)	(13,027)
MSC	2.080	05/16/2018	07/16/2018	(10,422)	(10,451)
	2.250	06/20/2018	07/05/2018	(1,010)	(1,010)
	2.280	06/21/2018	07/05/2018	(4,029)	(4,032)
	2.300	06/25/2018	07/02/2018	(4,595)	(4,597)
TDM	1.930	05/02/2018	07/02/2018	(12,842)	(12,884)
	2.060	05/10/2018	08/10/2018	(775)	(777)
	2.080	05/21/2018	07/23/2018	(9,216)	(9,238)
	2.220	06/15/2018	07/13/2018	(4,791)	(4,796)
UBS	1.990	05/04/2018	07/10/2018	(36,691)	(36,811)

Total Sale-Buyback Transactions					$(142,105)

(h)	Securities with an aggregate market value of $143,013 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(92,590) at a weighted average interest rate of 1.948%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(112) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	276	EUR	80,808	$17	$0	$(4)
3-Month Euribor September Futures	09/2018	941		275,577	67	0	0
U.S. Treasury 5-Year Note September Futures	09/2018	2,701		$306,880	(740)	0	(63)

					$(656)	$0	$(67)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2018	479	AUD	(45,857)	$(619)	$54	$(36)
Canada Government 10-Year Bond September Futures	09/2018	45	CAD	(4,680)	(59)	39	0
Euro-Bund 10-Year Bond September Futures	09/2018	75	EUR	(14,237)	(60)	0	(22)
Euro-Buxl 30-Year Bond September Futures	09/2018	85		(17,639)	(223)	0	(175)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	489		(88,251)	(774)	0	(388)
U.S. Treasury 10-Year Note September Futures	09/2018	236		$(28,364)	(189)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	312		(45,240)	(795)	0	(10)

					$(2,719)	$93	$(631)

Total Futures Contracts					$(3,375)	$93	$(698)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.264%	$1,700	$(43)	$9	$(34)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Simon Property Group LP	1.000%	Quarterly	06/20/2022	0.484%	$3,500	$67	$2	$69	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	$18,300	$403	$(88)	$315	$10	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	91,300	1,552	(148)	1,404	46	0

					$1,955	$(236)	$1,719	$56	$0

Interest Rate Swaps

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD Bank Bill	2.300%	Semi-Annual	12/15/2025	CAD	12,800	$(99)	$239	$140	$67	$0
Receive	3-Month CAD Bank Bill	1.750	Semi-Annual	12/16/2046		1,000	119	22	141	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		$36,100	376	102	478	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		75,000	29	741	770	2	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	09/03/2020		286,300	112	(184)	(72)	9	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		13,600	(334)	(35)	(369)	0	(7)
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	55,500	1,654	405	2,059	87	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		18,400	316	251	567	31	0
Pay	6-Month EUR-EURIBOR	1.501	Annual	07/04/2042		13,800	0	232	232	96	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	18,200	(12)	(169)	(181)	11	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,600	182	(134)	48	11	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		5,900	98	(43)	55	7	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,500	(394)	93	(301)	0	(7)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		6,800	32	265	297	0	(9)
Receive	6-Month JPY-LIBOR	0.250	Semi-Annual	12/20/2019	JPY	3,210,000	(108)	13	(95)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		11,200,000	(726)	(143)	(869)	3	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,410,000	(27)	(34)	(61)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		300,000	20	(28)	(8)	0	(1)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		260,000	4	(26)	(22)	0	(1)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(26)	(26)	0	(1)
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,220,000	(90)	(28)	(118)	0	(4)

							$1,152	$1,513	$2,665	$335	$(51)

Total Swap Agreements							$3,131	$1,288	$4,419	$392	$(51)

(j)	Securities with an aggregate market value of $11,104 and cash of $2,270 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	EUR	10,362		$12,163	$63	$0
	07/2018		$7,615	EUR	6,463	0	(67)
	08/2018	JPY	6,598,600		$60,559	789	0
	08/2018	SEK	28,725		3,286	68	0
BPS	07/2018	EUR	28,311		32,837	0	(225)
	08/2018	JPY	1,930,000		17,799	302	0
CBK	07/2018	DKK	650		108	6	0
	07/2018	EUR	6,973		8,255	112	0
	07/2018	GBP	45,301		60,065	279	0
	07/2018	RUB	457,922		7,241	0	(45)
	07/2018		$3,533	CAD	4,643	2	(3)
	08/2018	JPY	710,000		$6,518	88	0
	08/2018	MXN	6,251		320	8	0
	08/2018	RUB	284,688		4,553	45	0
	08/2018		$301	MXN	6,048	1	0
	08/2018		14,058	RUB	874,604	0	(208)
	08/2018		1,921	SEK	17,035	0	(13)
DUB	07/2018	DKK	28,403		$4,561	109	0
GLM	07/2018	CAD	9,989		7,720	122	0
	07/2018	DKK	36,423		5,959	250	0
	07/2018	EUR	9,964		11,672	36	0
	07/2018	RUB	8,745		137	0	(2)
	07/2018		$21,077	EUR	18,061	70	(56)
	07/2018		1,189	GBP	883	0	(24)
	07/2018		5,427	RUB	315,791	0	(402)
	08/2018	JPY	818,800		$7,422	5	0
	08/2018		$7,843	JPY	860,700	0	(46)
HUS	07/2018	RUB	265,556		$4,213	0	(12)
	07/2018		$1,239	RUB	79,179	21	0
	08/2018	AUD	16,224		$12,072	65	(1)
	08/2018	RUB	860,948		13,775	141	0
	08/2018		$4,193	RUB	265,556	12	0
	10/2018	DKK	940		$148	0	(1)
IND	08/2018		$263	ZAR	3,333	0	(21)
JPM	07/2018	CAD	3,404		$2,627	37	0
	07/2018	JPY	260,000		2,390	38	0
	07/2018	RUB	129,008		2,019	0	(33)
	07/2018		$17,798	EUR	15,294	86	(24)
	07/2018		4,646	GBP	3,481	0	(52)
	08/2018	JPY	8,230,600		$75,361	797	0
	08/2018	SEK	37,575		4,300	91	0
	08/2018		$30,690	JPY	3,369,900	0	(165)
MSB	07/2018		7,310	RUB	466,261	109	0
	08/2018	JPY	440,000		$3,989	2	0
	09/2018	THB	4,536		143	6	0
SCX	07/2018	GBP	1,102		1,470	16	0
	08/2018		$26,683	SEK	231,700	0	(731)
SSB	07/2018		21,430	EUR	18,409	68	0
	08/2018	EUR	18,409		$21,478	0	(67)
	08/2018		$31,555	JPY	3,441,600	0	(380)
UAG	07/2018		55,586	GBP	42,039	0	(105)
	08/2018	GBP	42,039		$55,665	108	0
	08/2018	JPY	590,000		5,435	88	0
	08/2018		$2,383	SEK	20,795	0	(54)
	09/2018		184	INR	12,628	0	(2)

Total Forward Foreign Currency Contracts						$4,040	$(2,737)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018(2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.749%	$1,900	$12	$3	$15	$0
BPS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942	200	(35)	32	0	(3)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	5,200	33	6	39	0
GST	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.942	100	(16)	14	0	(2)

							$(6)	$55	$54	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	$9,700	$(403)	$400	$0	$(3)

Total Swap Agreements						$(409)	$455	$54	$(8)

(l)

Securities with an aggregate market value of $956 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$490,339	$0	$490,339
Industrials	0	212,251	0	212,251
Utilities	0	57,912	0	57,912
Municipal Bonds & Notes
California	0	3,981	0	3,981
Illinois	0	3,119	0	3,119
Virginia	0	556	0	556
U.S. Government Agencies	0	708,243	0	708,243
U.S. Treasury Obligations	0	134,018	0	134,018
Non-Agency Mortgage-Backed Securities	0	161,368	3,001	164,369
Asset-Backed Securities	0	115,328	4,500	119,828
Sovereign Issues	0	39,230	0	39,230
Short-Term Instruments
Certificates of Deposit	0	17,797	0	17,797
Commercial Paper	0	26,836	0	26,836
Repurchase Agreements	0	1,059	0	1,059
Short-Term Notes	0	1,301	0	1,301
Japan Treasury Bills	0	69,018	0	69,018
	$0	$2,042,356	$7,501	$2,049,857

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190,701	$0	$0	$190,701

Total Investments	$190,701	$2,042,356	$7,501	$2,240,558

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	93	392	0	485
Over the counter	0	4,094	0	4,094
	$93	$4,486	$0	$4,579

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(698)	(51)	0	(749)
Over the counter	0	(2,747)	0	(2,747)

	$(698)	$(2,798)	$0	$(3,496)
Total Financial Derivative Instruments	$(605)	$1,688	$0	$1,083

Totals	$190,096	$2,044,044	$7,501	$2,241,641

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 78.3% ¤
CORPORATE BONDS & NOTES 36.2%
BANKING & FINANCE 24.1%
ABN AMRO Bank NV
2.100% due 01/18/2019	$1,000	$997
2.500% due 10/30/2018	1,500	1,502
2.995% (US0003M + 0.640%) due 01/18/2019 ~	2,300	2,307
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	1,500	1,500
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,350	1,377
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,295
3.386% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,525
Athene Global Funding
3.566% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,021
Bank of America Corp.
5.989% (US0003M + 3.630%) due 07/30/2018 ~(c)	320	322
Bank of Nova Scotia
1.950% due 01/15/2019	4,000	3,986
Barclays PLC
8.250% due 12/15/2018 •(c)(d)	3,400	3,460
Citigroup, Inc.
3.672% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,572
Credit Suisse Group Funding Guernsey Ltd.
4.645% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,241
Discover Bank
2.600% due 11/13/2018	600	600
Emirates NBD PJSC
3.912% (US0003M + 1.550%) due 01/26/2020 ~	500	507
Ford Motor Credit Co. LLC
3.156% (US0003M + 0.830%) due 03/12/2019 ~	1,000	1,003
3.293% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,021
General Motors Financial Co., Inc.
3.908% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,063
Goldman Sachs Group, Inc.
3.522% (US0003M + 1.160%) due 04/23/2020 ~	1,500	1,520
3.720% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,067
HSBC Holdings PLC
3.821% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,883
3.990% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,064
HSH Portfoliomanagement AoeR
2.665% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,005
ICICI Bank Ltd.
4.800% due 05/22/2019	1,000	1,014
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,021
7.125% due 09/01/2018	1,000	1,007
JPMorgan Chase Bank N.A.
2.648% (US0003M + 0.290%) due 02/01/2021 ~	1,700	1,702
Lloyds Banking Group PLC
3.130% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,800
Macquarie Group Ltd.
3.000% due 12/03/2018	2,100	2,102
Mitsubishi UFJ Financial Group, Inc.
3.150% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,507
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,615
3.259% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,008
MUFG Bank Ltd
3.356% (US0003M + 1.020%) due 09/14/2018 ~	2,500	2,505
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~	3,000	3,004
Navient Corp.
5.500% due 01/15/2019	2,500	2,523
Nissan Motor Acceptance Corp.
2.726% (US0003M + 0.390%) due 09/28/2020 ~	1,000	1,001
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,719
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,339
QNB Finance Ltd.
2.750% due 10/31/2018	4,000	3,999

State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
3.622% due 04/17/2019	1,000	1,002
Sumitomo Mitsui Banking Corp.
2.703% (US0003M + 0.350%) due 01/17/2020 ~	1,100	1,100
Sumitomo Mitsui Financial Group, Inc.
3.119% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,511
Svenska Handelsbanken AB
2.800% (US0003M + 0.470%) due 05/24/2021 ~	400	400
Toyota Motor Credit Corp.
2.721% due 05/17/2022 •	600	602
UBS AG
3.150% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,027
VEREIT Operating Partnership LP
3.000% due 02/06/2019	1,000	1,000
Wells Fargo & Co.
2.736% (US0003M + 0.400%) due 09/14/2018 †~	3,500	3,503
3.039% (US0003M + 0.680%) due 01/30/2020 ~	500	503

		99,355

INDUSTRIALS 8.9%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	972
Allergan Funding SCS
3.000% due 03/12/2020	900	896
3.581% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,730
BAT Capital Corp.
2.945% due 08/14/2020 •	2,800	2,810
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,973
2.903% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,005
2.923% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,000
Daimler Finance North America LLC
1.500% due 07/05/2019	2,000	1,971
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	300	300
eBay, Inc.
3.229% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,513
EQT Corp.
2.500% due 10/01/2020	380	371
General Electric Co.
5.000% due 01/21/2021 •(c)	1,100	1,087
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~	500	500
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,500	1,500
2.923% (US0003M + 0.570%) due 02/10/2021 ~	500	501
3.173% (US0003M + 0.820%) due 08/10/2022 ~	3,000	3,012
ONGC Videsh Ltd.
3.250% due 07/15/2019	1,000	998
Phillips 66
2.998% (US0003M + 0.650%) due 04/15/2019 ~	1,500	1,501
QUALCOMM, Inc.
3.089% (US0003M + 0.730%) due 01/30/2023 ~	500	499
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~	500	499
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	3,000	3,015
Time Warner Cable LLC
6.750% due 07/01/2018	2,500	2,500
Tyson Foods, Inc.
2.650% due 08/15/2019	400	399
VMware, Inc.
2.300% due 08/21/2020	100	98
Volkswagen International Finance NV
2.125% due 11/20/2018	1,085	1,083
Vulcan Materials Co.
2.941% (US0003M + 0.600%) due 06/15/2020 ~	200	200

		36,933

UTILITIES 3.2%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021	900	904
3.264% (US0003M + 0.930%) due 06/30/2020 †~	3,700	3,742
3.298% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,010
BP Capital Markets PLC
2.705% (US0003M + 0.350%) due 08/14/2018 ~	1,000	1,001
British Telecommunications PLC
2.350% due 02/14/2019	2,200	2,194
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,000	1,990

Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	500	511
Verizon Communications, Inc.
3.335% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,829

		13,181

Total Corporate Bonds & Notes (Cost $149,019)		149,469

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
2.257% (LIBOR01M + 0.350%) due 12/25/2044 ~	3,191	3,192
2.357% (LIBOR01M + 0.450%) due 07/25/2046 ~	5,351	5,331
2.441% (LIBOR01M + 0.350%) due 05/25/2043 ~	798	800
2.671% (LIBOR01M + 0.580%) due 07/25/2041 ~	1,804	1,822
Freddie Mac
2.257% (LIBOR01M + 0.350%) due 03/15/2037 ~	3,099	3,079
2.257% due 08/15/2038 - 08/15/2042 ~	8,391	8,383
2.473% (LIBOR01M + 0.400%) due 11/15/2043 ~	1,853	1,859
2.623% (LIBOR01M + 0.550%) due 01/15/2042 ~	663	671
Ginnie Mae
2.287% (US0001M + 0.370%) due 06/20/2061 ~	1,101	1,102
2.417% (US0001M + 0.500%) due 03/20/2065 ~	689	689
NCUA Guaranteed Notes
2.373% (LIBOR01M + 0.450%) due 01/08/2020 ~	476	476
2.585% (LIBOR01M + 0.560%) due 12/08/2020 ~	4,553	4,578

Total U.S. Government Agencies (Cost $31,998)		31,982

ASSET-BACKED SECURITIES 1.9%
CoreVest American Finance Trust
2.968% due 10/15/2049	492	483
Discover Card Execution Note Trust
2.613% due 09/15/2021 •	1,500	1,504
Navient Student Loan Trust
2.411% due 07/25/2030 •	172	172
Nelnet Student Loan Trust
2.440% due 08/23/2027 •	285	285
SLC Student Loan Trust
2.503% due 05/15/2023 •	172	172
SLM Student Loan Trust
2.410% due 09/25/2043 •	1,035	1,039
2.450% due 10/25/2024 •	1,208	1,207
2.450% due 01/26/2026 •	421	420
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	2,397	2,377

Total Asset-Backed Securities (Cost $7,625)		7,659

SOVEREIGN ISSUES 8.3%
Agence Francaise de Developpement
2.530% (US0003M + 0.200%) due 09/21/2019 ~	2,000	2,013
Export-Import Bank of India
2.750% due 04/01/2020	2,000	1,966
3.331% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,504
Japan Bank for International Cooperation
1.750% due 11/13/2018	1,000	997
2.715% (US0003M + 0.360%) due 11/13/2018 †~	9,000	9,008
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	996
2.500% due 09/12/2018	1,000	1,000
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,398
Province of Quebec
2.460% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,008
2.642% (US0003M + 0.280%) due 07/21/2019 †~	9,600	9,624

Total Sovereign Issues (Cost $34,540)		34,514

SHORT-TERM INSTRUMENTS 24.2%
CERTIFICATES OF DEPOSIT 0.2%
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~	800	801

COMMERCIAL PAPER 1.5%
Boston Scientific Corp.
2.465% due 07/02/2018	2,000	2,000
Ford Motor Credit Co.
2.067% due 10/04/2018	1,000	993
HP, Inc.
2.566% due 07/02/2018	700	700

VW CR, Inc.
2.602% due 08/15/2018	2,500	2,492

		6,185

		82,154

REPURCHASE AGREEMENTS (e) 19.9%
U.S. TREASURY BILLS 2.6%
1.925% due 08/02/2018 - 10/04/2018 (a)(b)(g)(i)	10,951	10,910

Total Short-Term Instruments (Cost $100,050)		100,050

Total Investments in Securities (Cost $323,232)		323,674

	SHARES
INVESTMENTS IN AFFILIATES 16.3%
SHORT-TERM INSTRUMENTS 16.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.3%
PIMCO Short Asset Portfolio	915,815	9,164
PIMCO Short-Term Floating NAV Portfolio III	5,873,757	58,068

Total Short-Term Instruments (Cost $67,224)		67,232

Total Investments in Affiliates (Cost $67,224)		67,232

Total Investments 94.6% (Cost $390,456)		$390,906
Financial Derivative Instruments (f)(h) 0.4% (Cost or Premiums, net $522)		1,726
Other Assets and Liabilities, net 5.0%		20,669

Net Assets 100.0%		$413,301

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

Borrowings And Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	2.260	% †	06/29/2018	07/02/2018	$81,400	U.S. Treasury Notes 1.375% due 02/28/2019	$(83,043)	$81,400	$81,415
SSB	0.850	†	06/29/2018	07/02/2018	754	U.S. Treasury Notes 1.500% due 01/31/2022 (2)	(773)	754	754

Total Repurchase Agreements							$(83,816)	$82,154	$82,169

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2018	57		$3,038	$(226)	$0	$0
Australia Government 10-Year Bond September Futures	09/2018	411	AUD	39,347	139	31	(47)
Brent Crude October Futures †	08/2018	33		$2,602	114	51	0
CAC 40 Index July Futures	07/2018	147	EUR	9,134	(195)	83	(91)
Coal August Futures †	08/2018	50		$4,875	242	70	0
Cocoa September Futures †	09/2018	71		1,784	26	43	0
Cotton No. 2 December Futures †	12/2018	153		6,420	(384)	28	0
E-mini NASDAQ 100 Index September Futures	09/2018	126		17,808	(434)	16	0
E-mini Russell 2000 Index September Futures	09/2018	340		28,008	(609)	0	(54)
E-mini S&P 500 Index September Futures	09/2018	137		18,643	(267)	13	(3)
Euro STOXX 50 September Futures	09/2018	95	EUR	3,762	(63)	45	(38)
Euro-Bobl July Futures	07/2018	240	SEK	4,183	(13)	85	(25)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	116	EUR	20,935	146	92	0
FTSE 100 Index September Futures	09/2018	81	GBP	8,126	28	59	(2)
Gas Oil September Futures †	09/2018	4		$272	4	4	0
Lean Hogs October Futures †	10/2018	36		861	(16)	0	(24)
Natural Gas September Futures †	08/2018	370	EUR	6,821	(279)	0	(26)
Natural Gas September Futures †	08/2018	159		$4,613	(91)	0	(29)
Natural Gas September Futures †	08/2018	300	GBP	6,762	111	0	(52)
Nickel September Futures †	09/2018	52		$4,647	(140)	0	0
Nikkei 225 Index September Futures	09/2018	8	JPY	804	(13)	0	(1)
S&P/Toronto Stock Exchange 60 September Futures	09/2018	413	CAD	60,525	402	415	(188)
SPI 200 Index September Futures	09/2018	297	AUD	33,782	289	168	(132)
WTI Crude October Futures †	09/2018	45		$3,191	66	26	0
WTI Crude September Futures †	08/2018	41		2,971	265	27	0

					$(898)	$1,256	$(712)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee September Futures †	09/2018	152		$(6,561)	$245	$37	$0
BIST 30 Index August Futures	08/2018	3,078	TRY	(8,119)	(75)	8	(6)
Copper September Futures †	09/2018	116		$(8,601)	227	16	0
Corn December Futures †	12/2018	344		(6,386)	110	0	(90)
DAX Index September Futures	09/2018	40	EUR	(14,374)	43	213	(193)
FTSE China A50 Index July Futures	07/2018	524		$(6,042)	(26)	0	(140)
FTSE/JSE Top 40 Index September Futures	09/2018	202	ZAR	(7,611)	(190)	0	(317)
FTSE/MIB Index September Futures	09/2018	103	EUR	(12,971)	100	78	(143)
Gold 100 oz. December Futures †	12/2018	157		$(19,881)	426	0	(55)
Hang Seng China Enterprises Index July Futures	07/2018	124	HKD	(8,589)	(1)	121	(140)
Hang Seng Index July Futures	07/2018	31		(5,675)	(22)	0	(111)
Hard Red Winter Wheat December Futures †	12/2018	129		$(3,299)	(2)	0	(103)
Live Cattle October Futures †	10/2018	119		(5,237)	(169)	0	(143)
MSCI Singapore Active Contract July Futures	07/2018	712	SGD	(19,126)	(54)	0	(1)
New York Harbor ULSD September Futures †	08/2018	2		$(186)	(10)	0	(3)
RBOB Gasoline September Futures †	08/2018	34		(3,045)	(211)	0	(64)
Soybean November Futures †	11/2018	207		(9,108)	645	36	0
Soybean Oil December Futures †	12/2018	383		(6,834)	425	0	(14)
Sugar No. 11 October Futures †	09/2018	4		(55)	(2)	0	0
Topix Index September Futures	09/2018	35	JPY	(5,471)	27	17	(22)
Volatility S&P 500 Index July Futures	07/2018	109		$(1,747)	(164)	55	0
VSTOXX Mini July Futures	07/2018	540	EUR	(1,031)	(114)	73	(57)
Wheat December Futures †	12/2018	136		$(3,514)	(70)	0	(117)
WIG20 Index September Futures	09/2018	786	PLN	(8,746)	444	201	(113)
Zinc September Futures †	09/2018	65		$(4,643)	100	0	0
					$1,682	$855	$(1,832)

Total Futures Contracts					$784	$2,111	$(2,544)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.835%	Maturity	01/02/2023	BRL	78,600	$324	$(513)	$(189)	$49	$0
Receive	1-Year BRL-CDI	10.730	Maturity	01/02/2023		106,400	0	(146)	(146)	0	(64)
Pay	3-Month CAD Bank Bill	1.900	Semi-Annual	06/16/2027	CAD	63,700	(2,469)	(80)	(2,549)	0	(366)
Receive (1)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	32,500	41	(37)	4	29	0
Pay (1)	3-Month PLN-WIBOR	2.500	Annual	12/19/2023		190,500	(204)	11	(193)	0	(176)
Pay	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	300	0	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		$10,300	1,307	(284)	1,023	17	0
Receive (1)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	7,500	7	7	14	0	(1)
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	76,700	657	478	1,135	123	0
Pay	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028	GBP	27,600	128	(194)	(66)	0	(29)
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	150	147	28	0
Receive (1)	6-Month HUF-BBR	1.250	Annual	09/19/2023		8,818,900	464	973	1,437	295	0
Pay (1)	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,950,000	114	(296)	(182)	0	(317)
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	3,440,000	30	119	149	11	0
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	MXN	479,300	96	221	317	0	(105)

Total Swap Agreements							$492	$408	$900	$552	$(1,058)

(g)	Securities with an aggregate market value of $4,036 and cash of $23,660 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		CLP	1,449,696	$	2,400	$181	$0
	07/2018		CNY	79,273		12,400	434	0
	07/2018		CZK	153,918		7,359	434	0
	07/2018		ILS	7,213		2,000	27	0
	07/2018		KRW	22,841,280		20,600	88	0
	07/2018		PLN	36,839		10,600	764	0
	07/2018		RON	11,352		2,900	59	0
	07/2018		THB	152,076		4,600	9	0
	07/2018		$	26,152	CAD	32,900	0	(1,123)
	07/2018			6,800	HUF	1,913,864	0	(10)
	07/2018			2,600	ILS	9,405	0	(28)
	07/2018			14,228	INR	933,553	0	(603)
	07/2018			131	TRY	600	0	(1)
	07/2018			2,600	TWD	78,416	0	(24)
	08/2018		HUF	561,134	$	2,152	158	0
	08/2018		ILS	930		258	3	0
	08/2018	†	$	498	EUR	423	1	(3)
	08/2018			549	HUF	148,451	0	(22)
	08/2018			112	ZAR	1,543	0	0
	08/2018		ZAR	3,110	$	243	17	0
BPS	07/2018		JPY	145,500		1,340	26	0
	07/2018		NZD	58,500		41,314	1,692	0
	07/2018		PLN	2,527		693	18	0
	07/2018		RON	14,647		3,700	34	0
	07/2018		$	145	PLN	543	0	(1)
	08/2018	†	EUR	240	$	281	0	0
BRC	07/2018		$	4,700	MYR	18,758	0	(52)
	08/2018	†	GBP	203	$	267	0	(1)
	08/2018	†	$	80	EUR	68	0	0
	08/2018	†		257	GBP	191	0	(5)
CBK	07/2018		COP	7,889,400	$	2,700	9	0
	07/2018		HUF	1,381,069		5,300	400	0
	07/2018		RUB	183,148		2,800	0	(114)
	07/2018		TRY	3,114		660	0	(12)
	07/2018		$	4,400	CZK	93,586	5	(194)
	07/2018			2,700	ILS	9,634	0	(65)
	07/2018			2,100	MXN	38,842	0	(147)
	07/2018			887	PLN	3,285	0	(10)
	07/2018			516	TRY	2,428	9	0
	08/2018		CZK	6,721	$	315	12	0
	08/2018	†	EUR	511		600	3	(1)
	08/2018	†	GBP	293		393	6	0
	08/2018		$	290	CZK	6,162	0	(12)
	08/2018	†		346	EUR	294	1	(2)
	08/2018	†		141	GBP	104	0	(3)
	08/2018			450	MXN	9,257	13	(1)
	09/2018		SGD	413	$	304	0	0
FBF	07/2018		BRL	23,815		6,200	60	0
	07/2018		CLP	9,911,436		15,600	431	0
	07/2018		INR	1,164,440		17,200	206	0
	07/2018		$	11,247	CLP	6,799,640	0	(840)
	07/2018			4,500	COP	12,316,500	0	(299)
	07/2018			215	PLN	787	0	(5)
	08/2018	†		168	GBP	127	0	0
GLM	07/2018		CZK	351,965	$	16,800	963	0
	07/2018		EUR	4,497		5,253	2	0
	07/2018		GBP	10,937		14,622	183	0
	07/2018		HUF	2,598,468		10,000	782	0
	07/2018		ILS	85,498		23,900	517	0
	07/2018		JPY	1,950,000		17,739	118	0
	07/2018		KRW	3,932,641		3,700	168	0
	07/2018		MXN	399,822		20,700	591	0
	07/2018		MYR	10,613		2,700	70	0
	07/2018		NOK	48,000		5,850	0	(46)
	07/2018		NZD	19,500		13,539	332	0
	07/2018		PEN	42,482		12,900	14	(46)
	07/2018		PHP	168,493		3,200	44	0
	07/2018		PLN	91,960		25,700	1,147	0
	07/2018		RON	56,428		14,900	776	0
	07/2018		SGD	15,264		11,500	296	0
	07/2018		THB	562,782		17,400	411	0
	07/2018		TWD	250,690		8,600	364	0
	07/2018		$	2,200	ARS	46,178	0	(616)
	07/2018			5,593	AUD	7,400	0	(117)
	07/2018			35,578	CAD	44,700	0	(1,571)
	07/2018			9,700	CLP	5,791,645	0	(836)
	07/2018			2,300	COP	6,604,611	0	(47)
	07/2018			367	EUR	311	0	(4)
	07/2018			12,055	GBP	8,525	0	(801)
	07/2018			2,843	HUF	711,803	0	(317)
	07/2018			5,700	ILS	20,296	0	(149)
	07/2018			2,600	INR	171,127	0	(103)
	07/2018			12,013	KRW	12,763,507	0	(551)
	07/2018			5,500	MXN	101,954	0	(372)
	07/2018			13,287	MYR	51,347	0	(565)
	07/2018			40,077	NOK	307,525	0	(2,307)
	07/2018			3,200	PHP	166,992	0	(72)
	07/2018			23,200	PLN	78,156	0	(2,332)
	07/2018			7,920	SEK	70,000	0	(101)
	07/2018		ZAR	100,086	$	8,200	910	0
	08/2018	†	$	1,169	EUR	974	1	(28)
	08/2018	†		1,122	GBP	822	0	(35)
HUS	07/2018		PLN	2,057	$	576	27	0
	07/2018		RON	33,900		8,700	215	0
	07/2018		$	431	EUR	369	0	0
	08/2018		MXN	5,978	$	296	0	(2)
	08/2018	†	$	113	GBP	83	0	(3)
	08/2018			107	HUF	30,049	0	0
	09/2018		HKD	16,789	$	2,144	1	0
	09/2018		SGD	1,132		850	17	0
	09/2018		$	2,059	HKD	16,139	0	0
IND	07/2018			160	TRY	733	0	(2)
	08/2018		ZAR	4,233	$	334	27	0
JPM	07/2018		ARS	49,328		1,951	259	0
	07/2018		AUD	2,013		1,516	26	0
	07/2018		BRL	10,781		2,900	121	0
	07/2018		CAD	65,600		50,590	815	(132)
	07/2018		CLP	7,728,700		12,200	371	0
	07/2018		CZK	202,950		9,241	109	0
	07/2018		EUR	13,875		16,728	517	0
	07/2018		GBP	50,312		68,919	2,499	0
	07/2018		HUF	3,737,019		14,400	1,142	0
	07/2018		ILS	32,727		9,300	350	0
	07/2018		JPY	3,875,000		35,469	453	0
	07/2018		KRW	6,251,298		5,800	186	0
	07/2018		MXN	106,747		5,400	31	0
	07/2018		NOK	552,000		69,497	1,701	0
	07/2018		NZD	19,500		13,667	460	0
	07/2018		SEK	160,000		19,074	1,201	0
	07/2018		TWD	241,623		8,100	162	0
	07/2018		$	29,298	AUD	38,200	0	(1,028)
	07/2018			15,883	CAD	20,300	0	(439)
	07/2018			1,342	EUR	1,150	5	(3)
	07/2018			21,851	GBP	15,375	0	(1,554)
	07/2018			2,900	HUF	795,858	0	(77)
	07/2018			26,357	NZD	36,200	0	(1,839)
	07/2018			6,200	PEN	20,072	0	(90)
	07/2018			18,212	RON	68,505	0	(1,065)
	07/2018			2,391	RUB	138,557	0	(186)
	07/2018			427	SEK	3,765	0	(7)
	07/2018			2,620	SGD	3,420	0	(109)
	07/2018			5,300	TWD	158,417	0	(96)
	07/2018			8,300	ZAR	99,008	0	(1,089)
	07/2018		ZAR	38,693	$	2,900	82	0
	08/2018	†	EUR	190		220	0	(3)
	08/2018	†	$	78	EUR	65	0	(2)
	08/2018	†		254	GBP	188	0	(5)
	09/2018		SGD	300	$	223	2	0
MSB	07/2018		MYR	58,057		14,600	215	0
	07/2018		SEK	84,000		10,073	690	0
	07/2018		$	479	JPY	52,900	0	(1)
NGF	07/2018		CLP	1,522,512	$	2,400	70	0
	07/2018		$	18,200	CNY	114,988	0	(843)
RBC	07/2018		AUD	35,200	$	26,515	500	(35)
	07/2018		CAD	82,296		63,384	1,014	(238)
	07/2018		EUR	17,875		21,627	743	0
	07/2018		GBP	6,750		8,912	1	0
	07/2018		MXN	76,640		4,200	345	0
	07/2018		$	14,926	CZK	304,939	0	(1,205)
	07/2018			3,000	SGD	4,001	0	(64)
	07/2018			433	TRY	2,065	13	0
RYL	08/2018	†	GBP	196	$	260	1	0
	08/2018	†	$	98	EUR	82	0	(2)
	09/2018		HKD	5,580	$	712	0	0
SCX	07/2018		CNY	15,136		2,400	115	0
	07/2018		COP	20,795,700		7,300	207	0
	07/2018		PEN	989		300	0	(1)
	07/2018		SGD	4,691		3,500	56	0
	07/2018		TWD	605,346		20,300	413	0
	07/2018		$	543	AUD	731	0	(2)
	07/2018			13,563	COP	37,731,860	0	(694)
	07/2018			5,900	KRW	6,353,592	0	(194)
	07/2018			7,020	PEN	22,682	0	(115)
	07/2018			154	TRY	726	3	0
	07/2018			4,900	TWD	146,318	0	(93)
	08/2018	†	GBP	219	$	292	2	0
	08/2018	†	$	419	GBP	314	0	(4)
	08/2018			256	TRY	1,143	0	(12)
SOG	07/2018		PLN	14,856	$	4,384	418	0
	07/2018		SEK	87,670		10,744	951	0
	07/2018		$	22,893	MXN	426,686	0	(1,433)
	07/2018			148	PLN	538	0	(4)
SSB	07/2018		AUD	42,000	$	31,732	650	0
	07/2018		CAD	19,400		15,027	268	0
	07/2018		CZK	144,540		6,500	0	(4)
	07/2018		EUR	14,125		16,855	352	0
	07/2018		$	2,073	JPY	225,000	0	(40)
	07/2018			3,656	ZAR	43,198	0	(510)
	08/2018	†		243	GBP	185	2	0
TOR	07/2018			210	TRY	961	0	(3)
UAG	08/2018		MXN	3,173	$	162	4	0
	09/2018		$	526	HKD	4,120	0	(1)

Total Forward Foreign Currency Contracts							$30,601	$(27,823)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.800	08/10/2018	AUD	8,000	$1	$0
	Call - OTC GBP versus USD		1.430	08/10/2018	GBP	16,400	2	1
	Put - OTC USD versus CAD	CAD	1.215	08/17/2018		$12,800	1	1
	Put - OTC USD versus NOK	NOK	7.453	08/01/2018		6,000	1	0
BPS	Call - OTC EUR versus USD		$1.390	09/10/2018	EUR	22,000	2	0
BRC	Call - OTC AUD versus USD		0.810	07/03/2018	AUD	24,000	2	0
	Call - OTC EUR versus USD		1.255	07/03/2018	EUR	12,800	1	0
	Call - OTC GBP versus USD		1.435	07/03/2018	GBP	9,900	1	0
	Call - OTC NZD versus USD		0.750	07/03/2018	NZD	62,000	4	0
	Put - OTC USD versus JPY	JPY	100.000	08/01/2018		$17,000	2	2
	Put - OTC USD versus NOK	NOK	7.450	07/03/2018		30,000	3	0
GLM	Put - OTC USD versus SEK	SEK	7.000	09/10/2018		29,000	3	0
HUS	Put - OTC USD versus JPY	JPY	92.250	09/20/2018		28,000	3	2
JPM	Put - OTC USD versus CAD	CAD	1.200	09/20/2018		38,000	4	5

Total Purchased Options							$30	$11

Swap Agreements:

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	3-Month KRW-KORIBOR (1)	2.178%	Quarterly	09/19/2023	KRW	11,882,600	$0	$19	$19	$0
CBK	Pay	1-Year BRL-CDI	0.850	Annual	03/21/2023	ILS	50,200	0	(126)	0	(126)
GLM	Receive	1-Year BRL-CDI	0.960	Annual	03/21/2023		107,200	0	112	112	0
	Receive	1-Year BRL-CDI	1.053	Annual	06/20/2023		7,370	0	9	9	0
HUS	Pay	1-Year BRL-CDI	0.805	Annual	03/21/2023		7,000	0	(22)	0	(22)
	Pay	1-Year BRL-CDI	0.853	Annual	03/21/2023		46,600	0	(116)	0	(116)

Total Swap Agreements								$0	$(124)	$140	$(264)

(i)

Securities with an aggregate market value of $4,845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$99,355	$0	$99,355
Industrials	0	36,933	0	36,933
Utilities	0	13,181	0	13,181
U.S. Government Agencies	0	31,982	0	31,982
Asset-Backed Securities	0	7,659	0	7,659
Sovereign Issues	0	34,514	0	34,514
Short-Term Instruments
Certificates of Deposit	0	801	0	801
Commercial Paper	0	6,185	0	6,185
Repurchase Agreements	0	82,154	0	82,154
U.S. Treasury Bills	0	10,910	0	10,910
	$0	$323,674	$0	$323,674

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,232	$0	$0	$67,232

Total Investments	$67,232	$323,674	$0	$390,906

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,111	552	0	2,663
Over the counter	0	30,752	0	30,752
	$2,111	$31,304	$0	$33,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,544)	(1,058)	0	(3,602)
Over the counter	0	(28,087)	0	(28,087)
	$(2,544)	$(29,145)	$0	$(31,689)

Total Financial Derivative Instruments	$(433)	$2,159	$0	$1,726

Totals	$66,799	$325,833	$0	$392,632

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO ABS and Short-Term Investments Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.7%
Ambac Assurance Corp.
5.100% due 06/07/2020	$43	$58
Ambac LSNI LLC
7.337% due 02/12/2023 •	207	210
Preferred Term Securities Ltd.
2.691% (US0003M + 0.350%) due 03/22/2038 ~	29,842	28,052
3.197% (US0003M + 0.860%) due 07/03/2033 ~	3,553	3,286

		31,606

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,187	1,261
Times Square Hotel Trust
8.528% due 08/01/2026	4,559	5,328
UAL Pass-Through Trust
6.636% due 01/02/2024	969	1,020

		7,609

Total Corporate Bonds & Notes (Cost $37,386)		39,215

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.987% (US0003M + 1.100%) due 04/01/2040 ~	519	526

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,240	3,240

Total Municipal Bonds & Notes (Cost $3,577)		3,766

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	2,014	1,980
2.200% (LIBOR01M + 0.120%) due 05/25/2032 ~	10	10
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	36	36
2.331% (US0001M + 0.240%) due 08/25/2031 ~	121	118
2.416% (COF 11 + 1.600%) due 05/01/2025 ~	3	3
2.485% (LIBOR01M + 0.400%) due 09/17/2027 ~	2	2
2.500% due 02/01/2023	456	454
2.510% (LIBOR01M + 0.550%) due 12/25/2021 ~	2	2
2.541% (LIBOR01M + 0.450%) due 06/25/2021 - 02/25/2033 ~	101	100
2.560% (T10Y - 0.450%) due 12/25/2021 ~	1	1
2.591% (LIBOR01M + 0.500%) due 01/25/2020 - 03/25/2022 ~	11	12
2.664% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	72	72
2.685% (LIBOR01M + 0.600%) due 11/18/2031 ~	2	2
2.741% (LIBOR01M + 0.650%) due 11/25/2031 ~	43	43
2.791% (LIBOR01M + 0.700%) due 04/25/2022 ~	2	2
2.841% (LIBOR01M + 0.750%) due 05/25/2022 ~	5	5
2.864% (12MTA + 1.400%) due 11/01/2030 - 10/01/2040 ~	42	42
2.941% (LIBOR01M + 0.850%) due 10/25/2020 ~	2	2
2.991% (LIBOR01M + 0.900%) due 08/25/2023 ~	8	8
3.000% due 12/01/2026 - 12/01/2046	25,723	25,638
3.091% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	16	17
3.130% (H15T1Y + 2.005%) due 03/01/2030 ~	9	9
3.166% (US0012M + 1.300%) due 02/01/2035 ~	8	9
3.168% (US0012M + 1.317%) due 01/01/2035 ~	9	9
3.200% (H15T1Y + 2.075%) due 08/01/2033 ~	9	10
3.200% (US0006M + 1.575%) due 08/01/2033 ~	13	14
3.219% (US0006M + 1.565%) due 07/01/2035 ~	21	22
3.240% (US0006M + 1.413%) due 09/01/2033 ~	27	28
3.241% (LIBOR01M + 1.150%) due 10/25/2022 - 09/25/2023 ~	8	8
3.250% (PRIME - 1.500%) due 12/25/2023 ~	13	13
3.250% (US0012M + 1.500%) due 11/01/2034 ~	3	3
3.260% (H15T1Y + 2.135%) due 08/01/2032 ~	4	4
3.293% (US0001M + 1.418%) due 02/01/2033 ~	173	177
3.313% (H15T1Y + 2.063%) due 11/01/2032 ~	36	38

3.343% (US0006M + 1.425%) due 03/01/2035 ~	18	18
3.345% (H15T1Y + 2.095%) due 10/01/2031 ~	5	5
3.360% (12MTA + 1.893%) due 11/01/2035 ~	2	2
3.370% (H15T1Y + 2.120%) due 09/01/2030 ~	19	19
3.372% (US0012M + 1.614%) due 09/01/2033 ~	11	12
3.374% (H15T1Y + 2.122%) due 10/01/2032 ~	14	15
3.375% (H15T1Y + 2.125%) due 12/01/2036 ~	15	16
3.391% (US0012M + 1.641%) due 10/01/2034 ~	8	8
3.395% (H15T1Y + 2.048%) due 12/01/2035 ~	18	19
3.422% (US0006M + 1.414%) due 06/01/2033 ~	12	12
3.461% (US0012M + 1.378%) due 03/01/2035 ~	14	14
3.464% (US0012M + 1.725%) due 12/01/2036 ~	21	22
3.472% (H15T1Y + 2.008%) due 02/01/2035 ~	10	11
3.483% (US0012M + 1.750%) due 10/01/2033 ~	2	2
3.500% (COF FD + 1.750%) due 10/01/2028 ~	7	7
3.500% (H15T1Y + 2.250%) due 09/01/2032 ~	16	16
3.500% (US0012M + 1.750%) due 09/01/2033 ~	10	10
3.500% due 03/01/2040 - 02/01/2048	91,940	91,636
3.525% (H15T1Y + 2.275%) due 01/01/2033 ~	24	24
3.538% (US0012M + 1.779%) due 12/01/2036 ~	20	21
3.542% (H15T1Y + 2.271%) due 09/01/2033 ~	8	8
3.612% (US0012M + 1.651%) due 07/01/2033 ~	12	13
3.625% (US0012M + 1.818%) due 01/01/2037 ~	7	8
3.700% (COF 11 + 1.250%) due 05/01/2036 ~	13	13
3.717% (US0012M + 1.615%) due 03/01/2033 ~	1	1
3.729% (US0012M + 1.691%) due 03/01/2035 ~	11	11
3.730% (US0012M + 1.980%) due 08/01/2035 ~	16	17
3.730% (US0006M + 1.645%) due 04/01/2036 ~	5	5
3.734% (US0012M + 1.947%) due 04/01/2036 ~	16	17
3.785% (US0006M + 1.785%) due 11/01/2034 ~	15	15
3.795% (H15T1Y + 2.209%) due 07/01/2033 ~	9	9
3.815% (H15T1Y + 2.291%) due 04/01/2034 ~	3	3
3.875% (H15T1Y + 2.125%) due 03/01/2029 ~	6	6
3.884% (US0012M + 1.605%) due 04/01/2033 ~	14	14
3.928% (US0012M + 1.752%) due 03/01/2032 ~	24	25
3.963% (H15T1Y + 2.058%) due 05/01/2036 ~	6	6
4.000% (H15T1Y + 2.125%) due 04/01/2032 ~	14	14
4.000% due 11/25/2033 - 12/01/2047	17,110	17,475
4.009% (H15T1Y + 2.113%) due 05/01/2034 ~	44	45
4.074% (US0006M + 1.824%) due 12/01/2033 ~	1	1
4.250% (COF 11 + 1.250%) due 10/01/2027 ~	1	1
4.296% (H15T1Y + 2.845%) due 06/01/2033 ~	75	78
4.340% (H15T1Y + 2.340%) due 05/01/2031 ~	5	5
4.340% (US0012M + 1.715%) due 05/01/2033 ~	30	32
4.355% (H15T1Y + 2.355%) due 06/01/2033 ~	10	10
5.000% due 06/25/2023 - 11/25/2032	440	494
5.500% due 08/01/2018 - 09/25/2035	1,582	1,922
6.500% due 06/25/2028	28	29
7.000% due 07/25/2042	5	6
7.500% due 08/25/2021 - 07/25/2022	15	16
8.500% due 09/01/2021 - 04/01/2032	77	81
13.509% (- 1.0*LIBOR01M + 15.600%) due 08/25/2021 ~	4	4
Fannie Mae, TBA
2.500% due 07/01/2033 - 08/01/2033	20,000	19,425
3.000% due 08/01/2033 - 08/01/2048	27,100	26,556
3.500% due 07/01/2048 - 08/01/2048	169,000	168,001
4.000% due 07/01/2048 - 09/01/2048	169,000	172,012
Freddie Mac
0.842% due 12/25/2022 (a)~	90,313	1,757
2.270% due 09/25/2023	188	189
2.323% (LIBOR01M + 0.250%) due 10/15/2032 ~	8	8
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	75	75
2.423% (LIBOR01M + 0.350%) due 12/15/2029 ~	12	12
2.451% (LIBOR01M + 0.360%) due 10/25/2029 ~	1	1
2.523% (LIBOR01M + 0.450%) due 12/15/2031 ~	4	4
2.577% (12MTA + 1.200%) due 02/25/2045 ~	19	19
2.623% (LIBOR01M + 0.550%) due 04/15/2022 - 08/15/2031 ~	12	12
2.664% (12MTA + 1.200%) due 10/25/2044 ~	2,881	2,880
2.773% (LIBOR01M + 0.700%) due 06/15/2022 ~	3	3
2.835% (12MTA + 1.400%) due 07/25/2044 ~	651	655
2.840% (T7Y - 0.050%) due 10/15/2022 ~	4	4
3.000% due 09/01/2046 - 04/01/2048	59,418	57,542
3.023% (LIBOR01M + 0.950%) due 02/15/2021 ~	2	2
3.046% (T3M + 1.100%) due 05/15/2023 ~	11	12
3.127% (US0012M + 1.345%) due 09/01/2035 ~	9	10
3.151% (H15T1Y + 2.151%) due 11/01/2027 ~	41	41
3.173% (LIBOR01M + 1.100%) due 05/15/2023 ~	4	4
3.338% (H15T1Y + 2.107%) due 10/01/2034 ~	20	21
3.342% (H15T1Y + 2.121%) due 09/01/2028 ~	16	16
3.393% (H15T1Y + 2.225%) due 09/01/2033 ~	39	42
3.415% (H15T1Y + 2.206%) due 10/01/2033 ~	2	2
3.434% (US0012M + 1.677%) due 01/01/2035 ~	14	14
3.487% (H15T1Y + 2.237%) due 11/01/2034 ~	31	33
3.487% (US0012M + 1.737%) due 01/01/2035 ~	7	7
3.490% (H15T1Y + 2.240%) due 11/01/2023 ~	2	2
3.500% (H15T1Y + 2.250%) due 11/01/2034 ~	31	33

3.516% (H15T1Y + 2.230%) due 12/01/2033 ~	45	48
3.521% (H15T1Y + 2.248%) due 01/01/2035 ~	8	9
3.530% (US0012M + 1.625%) due 02/01/2035 ~	7	7
3.539% (H15T1Y + 2.136%) due 03/01/2028 ~	4	4
3.554% (US0012M + 1.678%) due 02/01/2035 ~	14	15
3.564% (H15T1Y + 2.285%) due 02/01/2026 ~	3	3
3.584% (H15T1Y + 2.108%) due 02/01/2035 ~	21	22
3.590% (US0012M + 1.840%) due 09/01/2035 ~	9	9
3.729% (H15T1Y + 2.402%) due 03/01/2030 ~	11	11
3.815% (H15T1Y + 2.395%) due 03/01/2032 ~	44	46
3.864% (H15T1Y + 2.395%) due 02/01/2036 ~	16	17
3.926% (H15T1Y + 2.230%) due 03/01/2034 ~	20	21
3.932% (H15T1Y + 2.250%) due 02/01/2035 ~	28	29
3.999% (H15T1Y + 2.454%) due 08/01/2023 ~	6	6
4.000% due 10/15/2033	49	50
4.083% (H15T1Y + 2.208%) due 04/01/2032 ~	80	81
4.098% (H15T1Y + 2.223%) due 04/01/2033 ~	2	2
4.105% (H15T1Y + 2.230%) due 04/01/2034 ~	18	19
4.281% (US0012M + 1.867%) due 07/01/2037 ~	7	8
4.334% (H15T7Y + 2.420%) due 05/01/2026 ~	9	9
4.347% (US0012M + 1.972%) due 04/01/2035 ~	144	146
5.000% due 02/15/2036	299	318
5.500% due 05/15/2036	24	27
5.815% (COF 11 + 1.250%) due 08/01/2031 ~	38	41
6.500% due 03/15/2021 - 07/25/2043	483	544
7.000% due 06/15/2029	11	13
7.500% due 02/15/2023 - 01/15/2031	8	10
8.000% due 03/15/2023	12	13
Ginnie Mae
2.367% (US0001M + 0.450%) due 02/20/2061 ~	436	437
2.484% (LIBOR01M + 0.400%) due 02/20/2029 ~	1	1
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 05/20/2032 ~	75	77
2.667% (US0001M + 0.750%) due 09/20/2063 ~	3,874	3,912
2.750% (H15T1Y + 1.500%) due 07/20/2029 - 09/20/2033 ~	104	107
3.000% (H15T1Y + 1.500%) due 09/20/2018 - 04/20/2019 ~	1	1
3.125% (H15T1Y + 1.500%) due 10/20/2026 - 10/20/2033 ~	51	52
3.375% (H15T1Y + 1.500%) due 01/20/2023 - 02/20/2030 ~	52	54
3.875% (H15T1Y + 2.000%) due 01/20/2034 ~	12	12

Total U.S. Government Agencies (Cost $597,730)		596,741

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
1.500% due 08/31/2018 (g)	12,100	12,092
2.125% due 08/15/2021 (e)	38,000	37,416

Total U.S. Treasury Obligations (Cost $51,226)		49,508

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.2%
Adjustable Rate Mortgage Trust
2.631% due 11/25/2035 •	890	885
2.651% due 11/25/2035 •	1,534	1,498
3.924% due 04/25/2035 ~	223	225
American Home Mortgage Assets Trust
6.250% due 11/25/2046 ×	22,795	20,266
American Home Mortgage Investment Trust
4.498% due 06/25/2045 •	3,144	3,160
Ashford Hospitality Trust
3.500% due 05/15/2035 «•(b)	3,100	3,101
3.900% due 05/15/2035 «•(b)	2,300	2,301
4.800% due 05/15/2035 «•(b)	3,200	3,201
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,455	3,204
Banc of America Funding Trust
2.274% due 10/20/2036 •	6,158	5,524
3.636% due 10/20/2046 ^~	612	525
3.700% due 09/20/2046 ~	2,007	1,917
4.046% due 01/20/2047 ^~	16	15
Banc of America Mortgage Trust
3.621% due 12/25/2033 ~	85	85
3.670% due 10/25/2035 ^~	733	715
3.675% due 11/25/2033 ~	24	24
4.169% due 05/25/2033 ~	102	103
4.361% due 06/25/2035 ~	611	592
4.393% due 06/25/2034 ~	378	378
Bancorp Commercial Mortgage Trust
2.896% due 08/15/2032 •	17,900	17,879
3.246% due 08/15/2032 •	11,000	11,012
3.646% due 08/15/2032 •	7,300	7,322
Barclays UBS Trust
2.892% due 06/05/2030	27,000	26,428
BBCMS Trust
1.194% due 02/15/2033 (a)~	82,400	1,564
2.773% due 02/15/2033 •	33,400	33,383
3.123% due 02/15/2033 •	11,200	11,206
3.323% due 02/15/2033 •	8,200	8,218

4.123% due 02/15/2033 •	5,550	5,554
5.173% due 02/15/2033 •	35,400	35,441
BCAP LLC Trust
3.895% due 06/26/2035 ~	1,359	1,341
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	41	39
3.125% due 05/25/2034 ~	59	55
3.461% due 02/25/2036 ^~	213	213
3.632% due 02/25/2035 ~	911	877
3.659% due 04/25/2034 ~	86	87
3.698% due 02/25/2033 ~	4	4
3.750% due 10/25/2034 ~	86	83
3.753% due 11/25/2034 ~	343	337
3.808% due 01/25/2034 ~	57	59
3.840% due 08/25/2035 ~	2,133	2,099
3.874% due 10/25/2034 ~	3	3
3.951% due 05/25/2047 ^~	713	647
3.960% due 05/25/2033 ~	205	190
4.250% due 07/25/2034 ~	1	1
Bear Stearns ALT-A Trust
3.591% due 02/25/2036 ^~	4,612	4,097
3.604% due 04/25/2035 ~	99	99
3.712% due 11/25/2035 ^~	1,797	1,510
3.737% due 08/25/2036 ^~	1,600	1,108
3.745% due 12/25/2033 ~	493	502
3.769% due 08/25/2036 ^~	1,615	1,249
3.774% due 01/25/2036 ^~	645	642
3.910% due 07/25/2035 ~	20,131	18,782
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 ×	38	38
5.500% due 12/25/2035	99	86
5.750% due 10/25/2033 ×	371	384
6.000% due 06/25/2034 ×	527	533
Bear Stearns Mortgage Securities, Inc.
4.002% due 06/25/2030 ~	12	12
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~	5,794	5,311
3.664% due 01/26/2036 ~	1,163	1,032
Bella Vista Mortgage Trust
2.335% due 05/20/2045 •	3,849	2,836
2.831% due 02/25/2035 •	6,017	4,836
BX Trust
2.993% due 07/15/2034 •	22,800	22,800
BXP Trust
3.379% due 06/13/2039	18,200	17,724
Chase Mortgage Finance Trust
3.396% due 12/25/2035 ^~	1,843	1,783
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.396% due 01/25/2035 ~	621	568
Citigroup Commercial Mortgage Trust
2.903% due 12/15/2036 •	9,200	9,207
3.098% due 04/10/2049	21,462	21,061
3.223% due 12/15/2036 •	1,800	1,803
Citigroup Global Markets Mortgage Securities, Inc.
2.591% due 05/25/2032 •	40	40
3.740% due 09/25/2033 ~	3	3
8.500% due 05/25/2032	149	150
Citigroup Mortgage Loan Trust
2.760% due 08/25/2035 ^•	277	262
3.630% due 10/25/2035 •	41	42
3.710% due 11/25/2035 •	2,501	2,515
3.841% due 08/25/2035 ~	485	488
4.490% due 05/25/2035 •	32	32
Citigroup Mortgage Loan Trust, Inc.
2.421% due 12/25/2034 •	311	300
3.890% due 09/25/2035 •	1,908	1,871
Community Program Loan Trust
4.500% due 04/01/2029	89	88
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,427
3.292% due 02/10/2037	5,000	4,901
Countrywide Alternative Loan Trust
2.251% due 07/25/2036 •	4,523	4,386
2.264% due 02/20/2047 ^•	2,857	2,362
2.279% due 12/20/2046 ^•	13,034	11,039
2.281% due 09/25/2046 ^•	629	578
2.284% due 07/20/2046 ^•	1,032	762
2.291% due 06/25/2037 •	916	891
2.294% due 03/20/2046 •	476	405
2.341% due 05/25/2035 •	177	157
2.361% due 02/25/2036 •	165	145
2.371% due 12/25/2035 •	635	609
2.381% due 11/25/2035 •	5,598	4,763
2.398% due 03/25/2047 ^•	5,287	4,382
2.404% due 11/20/2035 •	417	391
2.451% due 08/25/2035 ~	5,759	5,442

2.558% due 02/25/2036 •	1,046	956
2.591% due 05/25/2035 ^•	363	337
2.591% due 06/25/2035 •	2,730	2,624
2.711% due 10/25/2035 •	2,415	2,174
2.731% due 07/25/2035 •	10,480	10,304
2.751% due 10/25/2035 •	4,912	4,078
2.808% due 11/25/2047 ^•	9,554	8,090
2.861% due 11/25/2035 •	3,003	2,887
2.938% due 11/25/2047 ^•	17,426	14,851
5.500% due 11/25/2035 ^	1,657	1,449
5.500% due 03/25/2036 ^	115	89
5.750% due 03/25/2037 ^•	483	423
6.250% due 12/25/2033	45	47
6.500% due 11/25/2031	118	124
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 04/25/2035 ^~	87	25
2.671% due 04/25/2035 •	37	34
2.691% due 03/25/2035 •	35	32
2.731% due 03/25/2035 •	2,738	2,606
2.771% due 02/25/2035 •	102	99
2.791% due 02/25/2035 •	774	728
2.871% due 02/25/2035 •	145	141
3.011% due 09/25/2034 •	161	143
3.213% due 06/19/2031 ~	2	2
3.462% due 02/20/2036 ^•	205	182
3.537% due 02/20/2036 ^•	224	206
3.585% due 02/20/2035 ~	359	364
3.647% due 02/25/2034 ~	60	61
3.679% due 08/25/2034 ~	125	122
3.711% due 02/19/2034 ~	28	27
3.726% due 02/19/2034 ~	19	19
3.730% due 08/25/2034 ^~	1,108	1,088
3.900% due 07/19/2033 ~	106	105
4.013% due 05/19/2033 ~	11	12
6.000% due 11/25/2037	209	181
Credit Suisse First Boston Mortgage Securities Corp.
2.511% due 03/25/2032 ~	121	115
3.241% due 09/25/2034 ^•	1,636	1,611
3.495% due 12/25/2033 ~	362	359
3.711% due 06/25/2033 ~	401	403
4.032% due 12/25/2032 ^~	45	39
5.750% due 04/25/2033	13	14
6.250% due 07/25/2035	461	495
7.000% due 02/25/2033	22	24
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
5.500% due 11/25/2035	285	278
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	16	16
3.906% due 10/25/2033 ~	141	141
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	484	456
Credit Suisse Mortgage Capital LLC
3.304% due 09/15/2037	10,000	9,874
Deutsche ALT-A Securities, Inc.
2.271% due 01/25/2047 •	8,182	7,230
Downey Savings & Loan Association Mortgage Loan Trust
2.498% due 04/19/2047 •	732	721
First Horizon Alternative Mortgage Securities Trust
3.330% due 03/25/2035 ~	233	195
3.420% due 09/25/2034 ~	1,959	1,948
4.023% due 06/25/2034 ~	2,043	2,036
4.150% due 07/25/2035 ~	13,766	13,557
First Horizon Mortgage Pass-Through Trust
3.723% due 02/25/2035 ~	94	95
GMAC Mortgage Corp. Loan Trust
4.441% due 05/25/2035 ~	25	24
GreenPoint Mortgage Funding Trust
2.301% due 04/25/2036 •	290	267
2.361% due 07/25/2035 •	455	454
2.551% due 06/25/2045 •	20,067	18,526
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,554
GSMPS Mortgage Loan Trust
2.441% due 09/25/2035 •	27,591	24,996
2.441% due 01/25/2036 •	33,967	30,483
7.000% due 06/25/2043	594	670
8.000% due 09/19/2027 ~	280	279
GSR Mortgage Loan Trust
2.441% due 01/25/2034 •	10	10
3.729% due 01/25/2036 ^~	412	409
3.845% due 04/25/2035 ~	846	856
3.923% due 09/25/2035 ~	244	252
3.924% due 04/25/2035 ~	1,241	1,234
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
2.265% due 07/19/2046 ^•	3,071	2,022

2.275% due 02/19/2046 •	432	424
2.325% due 03/19/2036 •	373	340
2.525% due 05/19/2035 •	284	274
2.565% due 06/19/2035 •	15,008	14,800
2.745% due 06/19/2045 ^•	322	212
2.785% due 01/19/2035 •	37	34
3.229% due 11/19/2034 ~	16	16
4.029% due 12/19/2035 ^~	17	17
4.275% due 08/19/2034 ~	170	169
Hyatt Hotel Portfolio Trust
2.731% due 08/09/2032 •	16,700	16,679
Impac CMB Trust
2.991% due 10/25/2033 •	139	138
Impac Secured Assets Corp.
3.031% due 11/25/2034 •	7	7
Impac Secured Assets Trust
2.441% due 05/25/2036 •	112	111
2.521% due 08/25/2036 •	327	323
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	10	10
IndyMac Mortgage Loan Trust
2.211% due 07/25/2036 •	24,396	23,019
2.281% due 09/25/2046 •	715	665
2.321% due 07/25/2046 •	27,089	25,676
2.391% due 06/25/2037 ^•	149	93
2.571% due 04/25/2035 •	186	178
2.651% due 03/25/2035 •	107	106
2.731% due 02/25/2035 •	1,723	1,700
2.731% due 07/25/2045 •	58	57
2.891% due 11/25/2034 •	4,892	4,453
3.311% due 09/25/2034 •	145	132
3.550% due 06/25/2036 ~	1,659	1,595
3.658% due 02/25/2036 ~	6,597	5,923
3.666% due 06/25/2036 ~	2,590	2,098
InTown Hotel Portfolio Trust
2.773% due 01/15/2033 •	4,600	4,598
3.123% due 01/15/2033 •	2,600	2,600
3.323% due 01/15/2033 •	2,900	2,900
4.123% due 01/15/2033 •	8,100	8,109
JPMorgan Alternative Loan Trust
2.468% due 06/27/2037 •	3,253	2,926
3.169% due 10/25/2036 ~	6,991	6,492
10.809% due 06/27/2037 ~	14,976	9,572
JPMorgan Chase Commercial Mortgage Securities Trust
2.713% due 08/15/2049	11,200	10,810
2.876% due 07/15/2034 •	28,540	28,569
2.923% due 10/15/2032 •	10,900	10,907
3.173% due 10/15/2032 •	3,500	3,507
3.473% due 10/15/2032 •	3,600	3,608
3.573% due 10/15/2034 •	12,091	12,104
4.213% due 10/15/2032 •	5,540	5,543
JPMorgan Mortgage Trust
3.363% due 10/25/2035 ^~	75	67
3.784% due 04/25/2035 ~	77	78
3.788% due 10/25/2035 ~	208	198
3.979% due 06/25/2035 ~	155	144
4.095% due 07/25/2035 ~	4,249	4,336
5.000% due 07/25/2036	592	554
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •	41,100	41,175
3.323% due 09/15/2034 •	8,800	8,819
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	384	333
Lehman XS Trust
2.321% due 04/25/2046 ^•	1,249	1,212
MASTR Adjustable Rate Mortgages Trust
2.421% due 12/25/2034 •	863	758
3.945% due 12/25/2033 ~	112	111
3.977% due 07/25/2035 ~	16,814	13,018
3.999% due 01/25/2034 ~	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	98	98
Merrill Lynch Mortgage Investors Trust
2.711% due 08/25/2028 •	12	11
2.731% due 10/25/2028 •	142	141
2.831% due 03/25/2028 •	25	24
3.532% due 04/25/2035 ~	25	25
3.655% due 11/25/2035 •	10,446	10,596
3.720% due 01/25/2029 ~	5	5
3.895% due 08/25/2033 ~	167	25
Morgan Stanley Mortgage Loan Trust
2.351% due 03/25/2036 •	2,724	2,241
2.361% due 09/25/2035 •	150	151
3.661% due 10/25/2034 ~	73	74
Motel 6 Trust
2.993% due 08/15/2034 •	20,042	20,069

3.263% due 08/15/2034 •	17,500	17,530
4.223% due 08/15/2034 •	1,760	1,767
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	613	600
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034	6,871	6,610
RBS Acceptance, Inc.
4.442% due 06/25/2024 ~	9	9
RBSSP Resecuritization Trust
3.710% due 12/26/2037 •	2,153	2,190
Residential Accredit Loans, Inc. Trust
2.281% due 04/25/2046 •	1,308	1,248
2.291% due 10/25/2046 •	24,596	23,296
2.301% due 06/25/2037 •	291	257
4.097% due 09/25/2034 ~	9	9
6.500% due 10/25/2036 ^	3,208	3,025
Residential Asset Securitization Trust
2.441% due 10/25/2018 •	11	11
2.541% due 02/25/2034 •	41	39
2.541% due 04/25/2035 •	868	704
6.250% due 08/25/2036	3,275	2,955
6.500% due 04/25/2037 ^	5,016	2,830
Residential Funding Mortgage Securities, Inc. Trust
4.090% due 06/25/2035 ~	733	741
4.586% due 02/25/2036 ^~	100	92
RiverView HECM Trust
2.840% due 05/25/2047 «•	25,104	22,908
SACO, Inc.
7.000% due 08/25/2036	8	8
Sequoia Mortgage Trust
2.526% due 02/20/2034 •	218	210
2.544% due 02/20/2035 •	122	121
2.704% due 11/20/2034 •	47	47
2.785% due 10/19/2026 •	52	52
2.844% due 10/20/2027 •	13	13
2.884% due 10/20/2027 •	31	30
3.023% due 05/20/2034 •	537	536
3.131% due 08/20/2034 ~	120	121
3.257% due 09/20/2032 ~	32	31
3.398% due 01/20/2047 ^~	957	784
3.444% due 10/20/2027 •	366	361
3.500% due 06/20/2034 ~	118	117
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,907
Stonemont Portfolio Trust
2.934% due 08/20/2030 •	6,100	6,106
3.184% due 08/20/2030 •	2,500	2,502
Structured Adjustable Rate Mortgage Loan Trust
2.431% due 08/25/2035 •	375	372
2.826% due 06/25/2034 •	580	566
2.958% due 01/25/2035 •	673	633
2.958% due 05/25/2035 •	936	782
3.660% due 02/25/2036 ^~	1,166	1,131
3.756% due 02/25/2034 ~	108	108
3.915% due 04/25/2034 ~	92	92
Structured Asset Mortgage Investments Trust
2.371% due 02/25/2036 ^•	340	317
2.401% due 12/25/2035 ^•	5,257	4,934
2.631% due 08/25/2035 •	5,521	5,319
2.685% due 07/19/2034 •	1,008	919
2.785% due 03/19/2034 •	298	285
2.925% due 10/19/2033 •	105	97
Structured Asset Mortgage Investments, Inc.
1.120% due 05/02/2030 ~	73	11
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,424	1,244
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.980% due 06/25/2033 ~	242	241
4.333% due 07/25/2032 ~	6	6
Tharaldson Hotel Portfolio Trust
2.796% due 11/11/2034 •	12,998	13,005
3.146% due 11/11/2034 •	24,603	24,636
3.396% due 11/11/2034 •	12,255	12,292
4.046% due 11/11/2034 •	20,518	20,565
Travelers Mortgage Services, Inc.
1.689% due 09/25/2018 ~	4	4
Wachovia Bank Commercial Mortgage Trust
1.042% due 10/15/2041 (a)~	2,434	0
Wachovia Mortgage Loan Trust LLC
3.703% due 10/20/2035 ~	469	436
Waldorf Astoria Boca Raton Trust
4.123% due 06/15/2029 •	8,400	8,416
WaMu Mortgage Backed Pass-Through Certificates
2.814% due 12/19/2039 ~	236	227
WaMu Mortgage Pass-Through Certificates
2.461% due 05/25/2034 •	31,304	28,752

WaMu Mortgage Pass-Through Certificates Trust
1.926% due 11/25/2041 ~	5	5
2.351% due 11/25/2045 •	4,492	4,454
2.361% due 12/25/2045 •	4,904	4,916
2.395% due 08/25/2046 •	5,928	5,780
2.398% due 11/25/2046 •	25,229	21,915
2.511% due 06/25/2044 •	3,483	3,385
2.558% due 08/25/2046 •	16,066	15,163
2.591% due 07/25/2044 •	44	44
2.671% due 07/25/2045 •	372	375
2.831% due 11/25/2034 •	250	247
2.871% due 10/25/2044 •	731	731
2.958% due 06/25/2042 •	241	232
2.958% due 08/25/2042 •	306	300
3.268% due 08/25/2033 ~	17	17
3.450% due 03/25/2033 ~	187	189
3.648% due 01/25/2033 ~	2,041	2,088
3.952% due 06/25/2034 ~	95	97
Washington Mutual Mortgage Pass-Through Certificates Trust
2.388% due 11/25/2046 •	16,548	15,313
2.741% due 10/25/2035 •	876	759
3.426% due 02/25/2033 ~	12	11
3.462% due 11/25/2030 ~	32	33
3.793% due 12/25/2032 ~	242	243
5.750% due 03/25/2033	114	120
Wells Fargo Commercial Mortgage Trust
2.897% due 12/13/2031 •	21,320	21,342
3.147% due 12/13/2031 •	17,700	17,735
3.892% due 12/13/2031 •	1,242	1,242
Wells Fargo Mortgage Loan Trust
3.590% due 09/27/2036 ~	2,682	2,478
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	294	265
3.566% due 11/25/2033 ~	62	63
3.706% due 12/25/2036 ~	182	171
3.740% due 03/25/2036 ~	111	109
3.822% due 03/25/2036 ~	3,109	3,150
4.017% due 03/25/2036 ^~	1,784	1,781
4.166% due 05/25/2035 ~	125	125
4.278% due 07/25/2036 ^~	306	311
6.000% due 08/25/2037 ^	302	293

Total Non-Agency Mortgage-Backed Securities (Cost $1,187,435)		1,236,846

ASSET-BACKED SECURITIES 50.0%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 ×	969	743
Accredited Mortgage Loan Trust
2.221% due 02/25/2037 •	3,845	3,840
3.171% due 04/25/2035 •	1,570	1,591
ACE Securities Corp. Home Equity Loan Trust
3.141% due 12/25/2033 •	460	457
3.141% due 07/25/2034 •	136	136
AFC Home Equity Loan Trust
2.691% due 06/25/2028 •	348	337
2.761% due 04/25/2028 •	18	18
American Home Mortgage Investment Trust
2.451% due 08/25/2035 •	8	5
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.671% due 10/25/2035 •	14,780	14,512
3.006% due 01/25/2035 •	793	794
3.141% due 11/25/2034 •	7,513	7,531
3.201% due 03/25/2035 •	6,305	6,246
3.441% due 02/25/2033 •	978	970
Amortizing Residential Collateral Trust
2.791% due 08/25/2032 •	10	10
3.091% due 10/25/2034 •	4,122	4,151
Amresco Residential Securities Corp. Mortgage Loan Trust
2.586% due 06/25/2028 •	21	20
Arbor Realty Commercial Real Estate Notes Ltd.
3.373% due 04/15/2027 •	6,100	6,133
Ares CLO Ltd.
3.543% due 04/17/2026 •	1,000	1,001
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.431% due 11/25/2035 •	599	600
2.581% due 10/25/2035 •	1,000	1,003
3.141% due 10/25/2033 •	367	369
3.141% due 11/25/2034 •	2,219	2,250
4.671% due 01/25/2034 •	2,219	2,191
Asset-Backed Funding Certificates Trust
2.771% due 04/25/2033 •	678	668
3.111% due 03/25/2032 •	572	574
Asset-Backed Securities Corp. Home Equity Loan Trust
2.593% due 06/15/2031 •	113	104
3.036% due 09/25/2034 •	485	491
3.423% due 04/15/2033 •	51	51

Atrium CDO Corp.
3.298% due 07/16/2025 •	20,193	20,208
3.502% due 10/23/2025 •	8,950	8,960
B2R Mortgage Trust
2.567% due 06/15/2049	13,928	13,557
Bank of The West Auto Trust
1.780% due 02/15/2021	17,094	17,012
Bear Stearns Asset-Backed Securities Trust
1.982% due 09/25/2034 •	89	86
2.241% due 07/25/2036 •	11,773	11,654
2.251% due 08/25/2036 •	914	1,072
2.491% due 03/25/2035 •	78	78
2.491% due 02/25/2036 •	1,386	1,391
2.511% due 07/25/2036 •	392	394
2.581% due 06/25/2036 •	121	122
2.751% due 10/25/2032 •	25	25
2.791% due 11/25/2035 ^•	1,738	1,409
2.891% due 10/27/2032 •	21	20
2.991% due 12/25/2033 •	347	349
3.051% due 04/25/2035 •	1,985	1,994
3.091% due 10/25/2037 •	5,397	3,895
3.091% due 11/25/2042 •	147	146
3.271% due 06/25/2043 •	575	570
3.291% due 10/25/2032 •	80	81
3.291% due 10/25/2034 •	2,738	2,755
3.341% due 08/25/2037 •	5,487	5,472
3.591% due 11/25/2042 •	90	92
3.647% due 07/25/2036 ~	534	376
3.741% due 11/25/2042 •	990	957
Bear Stearns Second Lien Trust
3.291% due 01/25/2036 •	4,688	4,594
Bowman Park CLO Ltd.
3.510% due 11/23/2025 •	33,600	33,632
Business Jet Securities LLC
4.447% due 06/15/2033 «	1,300	1,302
CDC Mortgage Capital Trust
2.711% due 01/25/2033 •	18	18
3.141% due 01/25/2033 •	296	293
Cent CLO Ltd.
3.576% due 07/27/2026 •	10,400	10,415
Centex Home Equity Loan Trust
2.781% due 09/25/2034 •	119	118
2.811% due 06/25/2034 •	513	507
5.660% due 09/25/2034 ×	666	691
Chase Funding Trust
2.671% due 11/25/2034 •	2	2
2.991% due 05/25/2033 •	6,580	6,297
4.537% due 09/25/2032	2	1
CIT Group Home Equity Loan Trust
3.066% due 12/25/2031 •	177	171
Citigroup Mortgage Loan Trust
2.171% due 01/25/2037 •	183	130
2.541% due 11/25/2045 •	5,066	5,010
Citigroup Mortgage Loan Trust, Inc.
2.361% due 06/25/2037 •	8,198	7,233
3.036% due 08/25/2035 •	3,208	3,099
5.550% due 08/25/2035 ×	452	452
5.629% due 08/25/2035 ×	2,512	2,473
College Ave Student Loans LLC
0.000% due 12/26/2047 •	9,600	9,652
4.130% due 12/26/2047	13,100	13,223
Conseco Finance Corp.
2.773% due 08/15/2033 •	6	6
6.220% due 03/01/2030	645	685
6.240% due 12/01/2028	22	23
6.760% due 03/01/2030 ~	56	59
6.810% due 12/01/2028 ~	425	438
6.870% due 04/01/2030 ~	10	10
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	24,629	15,568
Countrywide Asset-Backed Certificates
2.241% due 01/25/2037 •	28,264	27,527
2.261% due 06/25/2037 •	5,985	5,975
2.281% due 11/25/2037 •	956	941
2.341% due 01/25/2037 •	8,725	8,310
2.361% due 09/25/2036 •	3,789	3,739
2.461% due 04/25/2036 •	443	439
2.551% due 04/25/2036 •	6,475	5,573
2.691% due 11/25/2033 •	10	10
2.711% due 09/25/2033 •	2,449	2,399
2.731% due 12/25/2035 •	6,500	6,210
2.791% due 11/25/2035 •	618	619
2.891% due 03/25/2033 •	568	562
2.961% due 04/25/2034 •	1,123	1,116
2.991% due 05/25/2032 •	166	163
3.091% due 09/25/2032 •	188	181

3.141% due 08/25/2035 •	2,573	2,605
5.125% due 12/25/2034 ~	3,873	3,823
5.203% due 01/25/2034 ~	39	40
Countrywide Asset-Backed Certificates Trust
2.231% due 03/25/2047 •	5,463	5,443
2.241% due 09/25/2046 •	27,935	27,768
2.341% due 04/25/2046 ^•	16,967	16,554
2.551% due 09/25/2034 •	6	6
2.571% due 05/25/2036 •	50,400	46,796
2.581% due 02/25/2036 •	4,458	4,471
2.621% due 02/25/2036 •	4,696	4,671
2.821% due 04/25/2036 •	5,500	5,418
2.831% due 12/25/2034 •	28	29
2.871% due 11/25/2034 •	705	707
3.066% due 10/25/2034 •	1,713	1,702
4.425% due 05/25/2036 ^×	333	330
CPS Auto Receivables Trust
1.620% due 01/15/2020	1,435	1,434
Credit Suisse First Boston Mortgage Securities Corp.
2.451% due 05/25/2044 •	23	23
2.711% due 01/25/2032 •	12	12
Credit-Based Asset Servicing & Securitization LLC
2.751% due 04/25/2036 •	1	1
3.741% due 12/25/2035 ×	32	32
6.780% due 05/25/2035 ×	390	390
Crown Point CLO Ltd.
2.938% due 12/31/2023 •	7,288	7,297
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •	21,198	21,220
CWHEQ Revolving Home Equity Loan Trust
2.263% due 04/15/2032 •	4,618	4,418
Denali Capital CLO Ltd.
3.509% due 04/20/2027 •	38,100	38,138
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	43,200	43,230
EFS Volunteer LLC
2.971% due 07/26/2027 •	189	189
EMC Mortgage Loan Trust
2.541% due 12/25/2042 •	84	84
3.591% due 08/25/2040 •	291	288
Encore Credit Receivables Trust
3.021% due 11/25/2035 •	10,000	9,787
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 ×	268	275
Equity One Mortgage Pass-Through Trust
2.591% due 07/25/2034 •	63	61
2.691% due 04/25/2034 •	1,131	1,037
2.771% due 07/25/2034 •	4	3
Exeter Automobile Receivables Trust
2.210% due 05/17/2021	24,798	24,723
First Franklin Mortgage Loan Trust
2.201% due 12/25/2037 •	1,164	857
2.571% due 12/25/2035 •	3,173	3,194
First NLC Trust
2.231% due 08/25/2037 •	37,051	23,373
2.371% due 08/25/2037 •	2,024	1,297
Flatiron CLO Ltd.
3.513% due 01/17/2026 •	37,074	37,070
Ford Credit Auto Owner Trust
1.160% due 11/15/2019	930	929
Fremont Home Loan Trust
2.226% due 10/25/2036 •	55,074	52,186
GSAMP Trust
2.391% due 10/25/2036 ^•	5,525	541
2.826% due 09/25/2035 ^•	24,016	23,569
2.916% due 03/25/2034 •	1,020	1,012
3.066% due 08/25/2033 •	9	9
Home Equity Asset Trust
2.691% due 11/25/2032 •	1	1
2.886% due 07/25/2034 •	363	363
3.006% due 03/25/2035 •	6,691	6,692
3.011% due 02/25/2033 •	1	1
Home Equity Mortgage Loan Asset-Backed Trust
2.251% due 07/25/2037 •	117	78
2.291% due 03/25/2036 •	11,311	11,140
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^×	63	59
5.821% due 04/25/2035 ×	72	73
HSI Asset Loan Obligation Trust
2.151% due 12/25/2036 •	13	6
HSI Asset Securitization Corp. Trust
2.451% due 12/25/2035 •	6,910	6,879
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	41,815	41,669
IMC Home Equity Loan Trust
7.310% due 11/20/2028	21	21

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
4.116% due 07/25/2034 •	582	587
IXIS Real Estate Capital Trust
2.191% due 01/25/2037 •	14,056	7,229
2.321% due 01/25/2037 •	51,349	27,616
Jamestown CLO Ltd.
3.573% due 01/17/2027 •	6,919	6,926
JPMorgan Mortgage Acquisition Corp.
2.741% due 12/25/2035 •	5,000	4,757
JPMorgan Mortgage Acquisition Trust
2.171% due 08/25/2036 •	2	1
2.201% due 08/25/2036 •	994	785
LA Arena Funding LLC
7.656% due 12/15/2026	740	757
Lehman XS Trust
2.241% due 04/25/2037 ^•	32	30
Limerock CLO Ltd.
3.655% due 04/18/2026 •	17,221	17,240
Long Beach Mortgage Loan Trust
2.241% due 05/25/2036 •	21,085	14,298
2.751% due 01/25/2046 •	7	7
2.946% due 07/25/2034 •	194	194
3.141% due 10/25/2034 •	81	81
3.516% due 03/25/2032 •	200	203
Madison Park Funding Ltd.
3.619% due 07/20/2026 •	5,000	5,002
Marlette Funding Trust
3.060% due 07/17/2028 «	10,840	10,845
Massachusetts Educational Financing Authority
3.310% due 04/25/2038 •	558	561
MASTR Asset-Backed Securities Trust
2.221% due 08/25/2036 •	16,903	11,560
2.841% due 12/25/2034 ^•	1,243	1,254
2.916% due 10/25/2034 •	1,054	1,060
MASTR Specialized Loan Trust
2.941% due 05/25/2037 •	613	61
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	19,100	19,055
Merrill Lynch First Franklin Mortgage Loan Trust
3.591% due 10/25/2037 •	335	340
Merrill Lynch Mortgage Investors Trust
2.151% due 10/25/2037 ^•	325	108
2.171% due 09/25/2037 •	101	36
2.181% due 06/25/2037 •	810	348
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,853	2,011
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 05/25/2037 •	142	130
2.191% due 11/25/2036 •	11,073	7,343
2.221% due 01/25/2037 •	70,274	38,037
2.241% due 06/25/2036 •	1,557	1,343
2.421% due 03/25/2036 •	19,943	12,892
2.431% due 03/25/2037 •	26,707	15,053
4.091% due 07/25/2037 ^•	381	54
4.491% due 08/25/2034 •	144	145
Morgan Stanley Dean Witter Capital, Inc. Trust
3.441% due 02/25/2033 •	97	97
4.566% due 01/25/2032 •	295	283
Morgan Stanley Mortgage Loan Trust
2.411% due 11/25/2036 •	1,732	806
National Collegiate Student Loan Trust
2.361% due 03/26/2029 •	28,342	27,942
Navient Private Education Loan Trust
2.473% due 12/16/2058 •	22,176	22,209
2.650% due 12/15/2028	5,604	5,514
3.910% due 12/15/2045	8,638	8,789
Navient Student Loan Trust
2.691% due 06/25/2065 •	1,800	1,801
2.941% due 06/25/2065 •	8,400	8,467
3.141% due 12/27/2066 •	14,505	14,743
Nelnet Student Loan Trust
2.760% due 09/25/2065 •	26,537	26,856
New Century Home Equity Loan Trust
2.271% due 05/25/2036 •	327	308
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.711% due 01/25/2036 •×	455	508
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.421% due 03/25/2036 •	7,620	6,787
North Carolina State Education Assistance Authority
3.160% due 07/25/2036 •	4,400	4,423
NovaStar Mortgage Funding Trust
2.191% due 03/25/2037 •	14	7
2.871% due 05/25/2033 •	2	2
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •	31,700	31,750

Oaktree CLO Ltd.
3.579% due 10/20/2026 •	26,200	26,236
Ocean Trails CLO
3.255% due 08/13/2025 •	10,965	10,974
Option One Mortgage Loan Trust
2.871% due 02/25/2035 •	804	782
2.886% due 05/25/2034 •	20	19
2.891% due 02/25/2035 •	7	7
Option One Mortgage Loan Trust Asset-Backed Certificates
2.584% due 08/20/2030 •	3	3
OSCAR U.S. Funding Trust LLC
2.536% due 04/12/2021 •	19,200	19,270
2.910% due 04/12/2021	6,800	6,796
OZLM Ltd.
3.579% due 01/20/2027 •	18,500	18,525
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 03/25/2035 •	2,403	2,418
3.066% due 10/25/2034 •	407	410
3.141% due 10/25/2034 •	11,119	11,289
Popular ABS Mortgage Pass-Through Trust
2.551% due 09/25/2035 •	3,139	3,151
3.901% due 01/25/2036 ^×	208	192
Prestige Auto Receivables Trust
1.800% due 11/16/2020	13,593	13,550
RAAC Trust
2.431% due 02/25/2036 •	7,650	7,623
2.491% due 06/25/2047 •	4,478	4,485
2.571% due 03/25/2037 •	2,282	2,289
3.291% due 09/25/2047 •	6,551	6,524
4.591% due 12/25/2035 •	1,447	1,488
Renaissance Home Equity Loan Trust
3.191% due 09/25/2037 •	720	411
3.291% due 08/25/2032 •	1,498	1,483
3.331% due 03/25/2033 •	14	13
4.934% due 08/25/2035 ×	108	110
Residential Asset Mortgage Products Trust
2.391% due 05/25/2036 ^•	26,182	22,762
Residential Asset Securities Corp. Trust
2.241% due 01/25/2037 •	6,196	6,066
2.341% due 04/25/2037 •	14,728	14,528
2.351% due 07/25/2036 •	11,700	11,415
2.361% due 05/25/2037 •	3,522	3,504
2.521% due 01/25/2036 •	15,400	13,002
2.671% due 06/25/2033 •	874	741
2.736% due 03/25/2035 •	2,131	2,138
2.886% due 01/25/2035 •	43	43
5.120% due 12/25/2033 ~	284	292
Residential Funding Home Loan Trust
6.730% due 06/25/2037 ×	5,000	5,038
SACO Trust
2.451% due 05/25/2036 •	692	680
2.611% due 06/25/2036 ^•	136	127
SACO, Inc.
2.841% due 07/25/2035 •	897	894
Salomon Mortgage Loan Trust
2.991% due 11/25/2033 •	385	386
Saxon Asset Securities Trust
2.049% due 03/25/2035 •	685	659
2.591% due 03/25/2032 •	219	217
3.841% due 12/25/2037 •	20,861	21,403
Securitized Asset-Backed Receivables LLC Trust
2.141% due 10/25/2036 ^•	910	420
2.241% due 12/25/2036 •	28,767	17,498
Security National Mortgage Loan Trust
2.741% due 11/25/2034 •	401	398
SG Mortgage Securities Trust
2.221% due 07/25/2036 •	62,889	37,868
SLC Student Loan Trust
3.205% due 11/25/2042 •	3,082	3,122
3.241% due 06/15/2021 •	5,400	5,428
SLM Private Education Loan Trust
4.323% due 06/16/2042 •	22,605	23,271
4.540% due 10/17/2044	6,231	6,314
SLM Student Loan Trust
2.400% due 04/25/2019 •	9,623	9,599
2.470% due 01/27/2025 •	9,155	9,138
2.860% due 04/25/2024 •	17,467	17,501
3.260% due 07/25/2023 •	16,920	17,008
3.510% due 04/25/2019 •	5,968	5,976
3.541% due 12/15/2033 •	30,571	30,980
3.860% due 04/25/2023 •	35,900	36,772
4.060% due 07/25/2023 •	21,829	22,419
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	31,182	31,174
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	27,094	26,867

1.720% due 09/25/2040	27,218	27,029
1.750% due 07/25/2040	16,671	16,530
1.830% due 05/25/2040	9,878	9,828
1.860% due 11/26/2040	35,697	35,254
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	3,000	3,000
Soundview Home Loan Trust
2.261% due 07/25/2037 •	52,794	46,114
2.261% due 08/25/2037 •	40,132	36,848
2.351% due 12/25/2035 •	37	37
2.991% due 10/25/2037 •	110,637	94,398
3.091% due 09/25/2037 •	2,804	2,256
3.391% due 11/25/2033 •	49	51
South Carolina Student Loan Corp.
3.300% due 09/03/2024 •	526	531
Specialty Underwriting & Residential Finance Trust
2.991% due 06/25/2036 •	16,022	14,813
3.291% due 10/25/2035 •	95	89
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	36,907
Structured Asset Investment Loan Trust
2.751% due 04/25/2035 •	8,824	8,853
2.856% due 08/25/2035 •	1,500	1,441
3.066% due 09/25/2034 •	86	84
3.366% due 12/25/2034 •	813	800
3.516% due 04/25/2034 •	31	31
Structured Asset Securities Corp. Mortgage Loan Trust
2.181% due 06/25/2037 •	25	25
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	61	60
Symphony CLO Ltd.
3.098% due 01/15/2024 •	4,244	4,247
Tralee CLO Ltd.
3.389% due 10/20/2027 •	37,700	37,762
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,204
2.916% due 09/17/2034	8,700	8,378
3.215% due 09/17/2034	1,200	1,162
TruPS Financials Note Securitization Ltd.
3.895% due 09/20/2039 •	32,488	32,163
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	366	361
Utah State Board of Regents
2.710% due 01/25/2057 •	13,776	13,808
Venture CLO Ltd.
3.228% due 07/15/2027 •	15,400	15,373
VOLT LLC
3.375% due 05/28/2047 ×	12,293	12,303
3.500% due 03/25/2047 ×	21,783	21,763
Washington Mutual Asset-Backed Certificates Trust
2.151% due 10/25/2036 •	106	61
Wells Fargo Home Equity Asset-Backed Securities Trust
3.666% due 02/25/2035 •	3,500	3,526
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.721% due 04/25/2034 •	81	77
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	51,500	51,351

Total Asset-Backed Securities (Cost $2,219,629)		2,274,816

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		3,474

Total Short-Term Instruments (Cost $3,474)		3,474

Total Investments in Securities (Cost $4,100,457)		4,204,366

	SHARES
INVESTMENTS IN AFFILIATES 15.6%
SHORT-TERM INSTRUMENTS 15.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.6%
PIMCO Short-Term Floating NAV Portfolio III	71,957,288	711,370

Total Short-Term Instruments (Cost $711,182)		711,370

Total Investments in Affiliates (Cost $711,182)		711,370

Total Investments 108.1% (Cost $4,811,639)		$4,915,736
Financial Derivative Instruments (d)(f) (0.1)% (Cost or Premiums, net $(18,733))		(4,121)
Other Assets and Liabilities, net (8.0)%		(363,287)

Net Assets 100.0%		$4,548,328

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	When-issued security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$3,474	U.S. Treasury Notes 2.000% due 02/15/2022	$(3,544)	$3,474	$3,474

Total Repurchase Agreements						$(3,544)	$3,474	$3,474

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2018	809	$171,369	$176	$0	$(25)

Total Futures Contracts				$176	$0	$(25)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$42,500	$434	$1,345	$1,779	$25	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	2,041	5,737	50	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	1,259	3,658	38	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,179	364	1,543	10	0

Total Swap Agreements						$7,708	$5,009	$12,717	$123	$0

(e)	Securities with an aggregate market value of $4,592 and cash of $3,051 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	$99.828	09/06/2018	$52,000	$(124)	$(160)
FAR	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.977	08/06/2018	12,500	(31)	(30)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.898	08/06/2018	12,500	(31)	(13)
FBF	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.438	08/06/2018	14,800	(44)	(25)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.438	08/06/2018	14,800	(37)	(14)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	98.359	08/06/2018	15,000	(49)	(13)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.359	08/06/2018	15,000	(47)	(62)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.672	08/06/2018	4,500	(11)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.453	08/06/2018	14,800	(45)	(26)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.672	08/06/2018	9,000	(15)	(36)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.984	08/06/2018	12,500	(31)	(30)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.453	08/06/2018	14,800	(37)	(14)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.531	07/05/2018	27,600	(80)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.289	08/06/2018	28,600	(72)	(38)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.648	08/06/2018	14,300	(37)	(9)

Total Written Options					$(691)	$(470)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust Series 204-BC1 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	Monthly	01/25/2034	2	0	1	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	1,961	0	17	17	0

						$0	$37	$37	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust	6.250%	Monthly	07/25/2033	$85	$0	$6	$6	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	316	(108)	109	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	Monthly	01/25/2034	2	0	(1)	0	(1)
	Ameriquest Mortgage Securities, Inc.Series 203-6 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	1,961	0	16	16	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	107	0	(40)
	Structured Asset Investment Loan Trust 204-10 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	1	0	0	0	0

						$(255)	$237	$23	$(41)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$25,845	$(5,770)	$3,746	$0	$(2,024)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	137	(55)	17	0	(38)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	8	0	(278)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	26,607	(609)	784	175	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,119)	1,309	190	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	1,735	0	(468)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,084	6	1	7	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,805	(404)	466	62	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	76	5	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,043	0	(28)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	56	0	(17)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,636	(533)	696	163	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,501	225	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	542	0	(1,502)
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,636	(534)	697	163	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(871)	1,015	144	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	1,005	0	(250)

						$(25,495)	$21,727	$1,134	$(4,902)

Total Swap Agreements						$(25,750)	$22,001	$1,194	$(4,943)

(g)

Securities with an aggregate market value of $4,203 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$31,606	$0	$31,606
Industrials	0	7,609	0	7,609
Municipal Bonds & Notes
Texas	0	526	0	526
West Virginia	0	3,240	0	3,240
U.S. Government Agencies	0	596,741	0	596,741
U.S. Treasury Obligations	0	49,508	0	49,508
Non-Agency Mortgage-Backed Securities	0	1,205,335	31,511	1,236,846
Asset-Backed Securities	0	2,262,669	12,147	2,274,816
Short-Term Instruments
Repurchase Agreements	0	3,474	0	3,474
	$0	$4,160,708	$43,658	$4,204,366

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$711,370	$0	$0	$711,370

Total Investments	$711,370	$4,160,708	$43,658	$4,915,736

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	123	0	123
Over the counter	0	1,194	0	1,194
	$0	$1,317	$0	$1,317

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	0	0	(25)
Over the counter	0	(5,413)	0	(5,413)

	$(25)	$(5,413)	$0	$(5,438)

Total Financial Derivative Instruments	$(25)	$(4,096)	$0	$(4,121)

Totals	$711,345	$4,156,612	$43,658	$4,911,615

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO EM Bond and Short-Term Investments Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.8% (¤)
ARGENTINA 10.6%
SOVEREIGN ISSUES 10.6%
Argentina Government International Bond
6.250% due 04/22/2019		$12,300	$12,380
6.875% due 04/22/2021		10,000	9,887
21.200% due 09/19/2018	ARS	27,596	923
22.844% (BADLARPP) due 10/04/2022 ~		42,000	2,215
34.188% (BADLARPP + 2.000%) due 04/03/2022 ~		363,000	11,452
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		800,000	27,543
Provincia de Buenos Aires
30.656% due 04/12/2025 •		60,500	1,647

Total Argentina (Cost $92,203)			66,047

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,221

Total Bermuda (Cost $5,133)			5,221

BRAZIL 16.6%
CORPORATE BONDS & NOTES 5.0%
Braskem Netherlands Finance BV
4.500% due 01/10/2028		$5,000	4,606
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,025
4.500% due 10/03/2018		9,400	9,427
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,024
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (c)(e)		3,151	50
Petrobras Global Finance BV
6.125% due 01/17/2022		3,936	4,013
8.375% due 05/23/2021		5,241	5,714

			30,859

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,627

SOVEREIGN ISSUES 11.2%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		500	502
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (c)	BRL	273,856	69,534

			70,036

Total Brazil (Cost $115,716)			103,522

CAYMAN ISLANDS 2.6%
CORPORATE BONDS & NOTES 2.6%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,395
3.000% due 06/30/2020		300	297
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,282
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		4,988	4,714
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		4,893	2,435
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,010	917
QNB Finance Ltd.
2.750% due 10/31/2018		4,400	4,399

Total Cayman Islands (Cost $18,884)			16,439

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$153	147

Total Chile (Cost $144)			147

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,032
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,043

Total China (Cost $2,997)			3,075

COLOMBIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	576
7.625% due 07/23/2019		5,500	5,755

Total Colombia (Cost $6,239)			6,331

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,400	3,388
3.400% due 04/16/2023		500	493

Total Hong Kong (Cost $3,895)			3,881

INDONESIA 0.9%
SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	2,862
11.625% due 03/04/2019		2,400	2,538

Total Indonesia (Cost $5,326)			5,400

IRELAND 0.2%
CORPORATE BONDS & NOTES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,106

Total Ireland (Cost $1,106)			1,106

LUXEMBOURG 2.3%
CORPORATE BONDS & NOTES 2.3%
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,169
9.250% due 04/23/2019		$650	679
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (f)		8,500	8,501
5.180% due 06/28/2019		4,000	4,062

Total Luxembourg (Cost $14,334)			14,411

MEXICO 6.9%
CORPORATE BONDS & NOTES 4.5%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,839
BBVA Bancomer S.A.
6.500% due 03/10/2021		10,935	11,413
6.750% due 09/30/2022		2,200	2,350
Petroleos Mexicanos
3.500% due 07/18/2018		2,700	2,703
3.750% due 03/15/2019	EUR	1,000	1,195
4.375% (US0003M + 2.020%) due 07/18/2018 ~		$5,500	5,517

			28,017

SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	7,319
8.500% due 12/13/2018		470	24
10.000% due 12/05/2024		129,000	7,301

			14,644

Total Mexico (Cost $47,625)			42,661

NETHERLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Petrobras Global Finance BV
8.375% due 12/10/2018		$8,973	9,162

Total Netherlands (Cost $9,200)			9,162

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	27

Total Poland (Cost $29)			27

QATAR 2.8%
SOVEREIGN ISSUES 2.8%
Qatar Government International Bond
3.875% due 04/23/2023		$15,000	15,017
6.550% due 04/09/2019		2,400	2,471

Total Qatar (Cost $17,352)			17,488

RUSSIA 1.9%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,228

SOVEREIGN ISSUES 1.4%
Russia Government International Bond
11.000% due 07/24/2018		8,700	8,742

Total Russia (Cost $11,801)			11,970

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	52

Total Singapore (Cost $50)			52

SOUTH AFRICA 1.8%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	5,902

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,143

Total South Africa (Cost $11,241)			11,045

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020		$500	492

Total South Korea (Cost $506)			492

TURKEY 1.6%
SOVEREIGN ISSUES 1.6%
Turkey Government International Bond
7.000% due 03/11/2019	$10,000	10,144

Total Turkey (Cost $10,268)		10,144

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$820	833

Total United Arab Emirates (Cost $829)		833

UNITED STATES 1.2%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
2.391% due 03/25/2037 •	$301	192
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037 •	297	151

		343

CORPORATE BONDS & NOTES 1.0%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	609
9.250% due 07/06/2024	2,725	2,930
9.750% due 01/06/2027	2,288	2,464

		6,003

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust
3.686% due 02/25/2036 ^~	16	15
Chase Mortgage Finance Trust
3.735% due 03/25/2037 ^~	40	39
Citigroup Mortgage Loan Trust
3.668% due 07/25/2046 ^~	23	22
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
3.381% due 10/20/2035 ~	86	77
3.466% due 09/25/2047 ^~	17	16
HarborView Mortgage Loan Trust
4.073% due 08/19/2036 ^~	8	7
Luminent Mortgage Trust
2.271% due 12/25/2036 ^•	30	27
MASTR Adjustable Rate Mortgages Trust
2.331% due 05/25/2037 •	141	89
Merrill Lynch Alternative Note Asset Trust
2.391% due 03/25/2037 •	296	132
3.784% due 06/25/2037 ^~	185	149
Merrill Lynch Mortgage-Backed Securities Trust
3.686% due 04/25/2037 ^~	32	28
Morgan Stanley Mortgage Loan Trust
3.753% due 06/25/2036 ~	10	10
Sequoia Mortgage Trust
3.398% due 01/20/2047 ^~	18	15
WaMu Mortgage Pass-Through Certificates Trust
2.867% due 01/25/2037 ^~	39	37
3.097% due 12/25/2036 ^~	23	22
3.136% due 04/25/2037 ^~	25	22
3.321% due 09/25/2036 ^~	40	38
3.346% due 05/25/2037 ^~	49	42
3.438% due 12/25/2036 ^~	83	81

		874

Total United States (Cost $6,938)		7,220

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
GTL Trade Finance, Inc.
5.893% due 04/29/2024	$2,000	2,024

Total Virgin Islands (British) (Cost $1,894)		2,024

SHORT-TERM INSTRUMENTS 14.5%
REPURCHASE AGREEMENTS (g) 0.5%			3,377

SHORT-TERM NOTES 1.6%
Letras del Banco Central de la Republica Argentina
25.300% due 08/15/2018 (d)	ARS	300,000	9,856
37.800% due 11/21/2018 (d)		810	24

			9,880

ARGENTINA TREASURY BILLS 7.9%
(7.707)% due 09/14/2018 - 10/12/2018 (b)(c)		381,593	13,758
3.021% due 07/13/2018 - 04/26/2019 (b)(c)		$35,832	35,428

			49,186

U.S. TREASURY BILLS 4.5%
1.911% due 08/02/2018 - 09/13/2018 (b)(c)(i)(k)		27,844	27,756

Total Short-Term Instruments (Cost $96,494)			90,199

Total Investments in Securities (Cost $480,204)			428,897

	SHARES
INVESTMENTS IN AFFILIATES 30.3%
SHORT-TERM INSTRUMENTS 30.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.3%
PIMCO Short-Term Floating NAV Portfolio III		19,129,522	189,114

Total Short-Term Instruments (Cost $189,059)			189,114

Total Investments in Affiliates (Cost $189,059)			189,114

Total Investments 99.1% (Cost $669,263)			$618,011
Financial Derivative Instruments (h)(j) 1.2% (Cost or Premiums, net $(5,870))			7,364
Other Assets and Liabilities, net (0.3)%			(1,644)

Net Assets 100.0%			$623,731

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$8,539	$8,501	1.36%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$3,377	U.S. Treasury Notes 1.875% due 02/28/2022	$(3,449)	$3,377	$3,377

Total Repurchase Agreements						$(3,449)	$3,377	$3,377

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(3,603) at a weighted average interest rate of 0.725%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	7.500%	Maturity	01/02/2020	BRL	136,000	$(93)	$(219)	$(312)	$9	$0
Pay	1-Year BRL-CDI	7.750	Maturity	01/02/2020		966,800	(1,017)	(439)	(1,456)	64	0
Pay	1-Year BRL-CDI	8.000	Maturity	01/02/2020		305,000	399	(288)	111	19	0
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		389,000	(290)	1,052	762	23	0
Pay	1-Year BRL-CDI	8.660	Maturity	01/04/2021		769,415	(28)	(1,774)	(1,802)	231	0
Pay	1-Year BRL-CDI	9.200	Maturity	01/04/2021		376,300	(165)	271	106	111	0
Pay	1-Year BRL-CDI	10.040	Maturity	01/02/2023		177,750	3	(649)	(646)	112	0
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		286,800	(234)	(1,498)	(1,732)	211	0
Pay	28-Day MXN-TIIE	5.520	Lunar	09/07/2018	MXN	256,700	(345)	266	(79)	0	(2)
Pay	28-Day MXN-TIIE	5.530	Lunar	09/11/2018		175,000	(236)	182	(54)	0	(2)
Pay	28-Day MXN-TIIE	5.240	Lunar	10/05/2018		170,000	(278)	201	(77)	0	(1)

							$(2,284)	$(2,895)	$(5,179)	$780	$(5)

Total Swap Agreements							$(2,284)	$(2,895)	$(5,179)	$780	$(5)

(i)	Securities with an aggregate market value of $17,634 and cash of $6,609 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	09/2018	SGD	571		$430	$10	$0
BPS	07/2018	ARS	283,145		10,392	668	(8)
	07/2018		$4,643	ARS	127,448	0	(237)
	08/2018	MXN	408,019		$20,647	309	(31)
	09/2018		$836	IDR	11,761,041	0	(23)
BRC	07/2018	ARS	11,225		$426	43	0
	08/2018	MXN	132,696		6,340	0	(284)
CBK	07/2018	ARS	4,324		200	51	0
	07/2018	RUB	1,561,804		24,697	0	(153)
	07/2018		$149	ARS	4,324	0	0
	07/2018		20,046	MXN	405,383	296	0
	07/2018		245	PLN	835	0	(22)
	07/2018		13,132	RUB	815,095	0	(163)
	08/2018	RUB	187,008		$2,991	29	0
	08/2018	TRY	6,184		1,397	76	0
	08/2018		$540	MXN	11,317	25	0
DUB	07/2018	ARS	88,458		$3,172	113	0
	07/2018		$3,051	ARS	88,458	7	0
	08/2018	MXN	398,191		$19,706	0	(173)
FBF	08/2018		424,452		21,197	26	(18)
GLM	07/2018	BRL	44,543		11,552	59	0
	07/2018	EUR	2,085		2,436	1	0
	07/2018	RUB	372,510		5,833	0	(95)
	07/2018		$12,000	BRL	44,543	0	(507)
	07/2018		11,654	RUB	678,162	0	(864)
	08/2018	MXN	593,095		$29,707	99	0
	08/2018		$99,921	RUB	6,297,441	9	(208)
HUS	07/2018	RUB	6,681,164		$104,522	0	(1,784)
	07/2018		$90,259	RUB	5,689,025	261	0
	08/2018	MXN	241,558		$11,864	0	(195)
	08/2018	RUB	5,861,229		92,553	0	(263)
	08/2018		$33,901	MXN	683,194	205	0
JPM	07/2018	ARS	60,100		$2,313	261	0
	07/2018	RUB	647,440		10,134	0	(168)
	07/2018		$224	ARS	6,486	1	0
	07/2018		21,686	MXN	438,480	317	0
	07/2018		5,000	RUB	317,950	59	0
	08/2018	MXN	130,445		$7,000	484	0
	08/2018		$5,924	MXN	119,552	44	0
	10/2018	BRL	273,856		$80,752	10,738	0
MSB	07/2018		44,543		11,821	329	0
	07/2018	MXN	68,189		3,600	178	0
	07/2018		$11,552	BRL	44,543	0	(59)
	07/2018		10,000	MXN	201,480	112	0
	07/2018		27,635	RUB	1,762,686	411	0
	08/2018		11,788	BRL	44,543	0	(336)
	09/2018	THB	23,170		$729	28	0
NGF	09/2018	TWD	5,815		196	5	0
SCX	09/2018	IDR	141,190,000		9,911	158	0
	09/2018		$1,340	INR	90,967	0	(25)
SOG	08/2018	ILS	2,993		$829	9	0
SSB	08/2018	MXN	314,802		15,796	81	0
	09/2018		$11,350	IDR	159,273,459	0	(347)
UAG	07/2018		23,963	MXN	478,331	39	0
	09/2018		1,107	HKD	8,666	0	(1)

Total Forward Foreign Currency Contracts						$15,541	$(5,964)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus RUB	RUB	66.400	08/24/2018	$18,000	$(151)	$(116)
CBK	Call - OTC USD versus RUB		67.400	08/17/2018	18,000	(168)	(69)
	Call - OTC USD versus RUB		66.190	08/24/2018	15,000	(125)	(104)
DUB	Call - OTC USD versus RUB		66.090	08/27/2018	15,000	(133)	(114)
FBF	Call - OTC USD versus MXN	MXN	20.410	07/20/2018	35,000	(368)	(298)
	Call - OTC USD versus MXN		20.660	08/21/2018	35,000	(425)	(411)
GLM	Call - OTC USD versus MXN		20.330	07/20/2018	25,000	(266)	(241)
	Call - OTC USD versus MXN		20.570	08/21/2018	25,000	(307)	(324)
HUS	Call - OTC USD versus RUB	RUB	65.962	08/24/2018	15,000	(128)	(112)
JPM	Call - OTC USD versus MXN	MXN	21.200	07/05/2018	14,000	(121)	(4)
	Call - OTC USD versus MXN		19.500	08/21/2018	30,000	(495)	(1,136)
MSB	Call - OTC USD versus MXN		21.250	07/11/2018	14,000	(133)	(14)
	Call - OTC USD versus RUB	RUB	66.383	07/02/2018	15,000	(130)	0
	Call - OTC USD versus RUB		66.600	07/09/2018	15,000	(140)	(4)

						$(3,090)	$(2,947)

Total Written Options						$(3,090)	$(2,947)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.749%	$2,500	$15	$4	$19	$0
	Mexico Government International Bond	1.000	Quarterly	03/20/2020	0.642	15,000	(117)	213	96	0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.341	3,500	42	15	57	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.977	10,000	32	(27)	5	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	3.830	500	9	8	17	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	09/20/2020	0.511	5,000	(60)	115	55	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	2,500	16	3	19	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2023	2.683	400	(52)	23	0	(29)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997	5,000	(263)	83	0	(180)
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.977	5,000	39	(36)	3	0
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.422	100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	3.830	500	5	12	17	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2018	0.976	20,000	108	(99)	9	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	1.355	1,000	(107)	103	0	(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2018	0.345	5,000	(57)	74	17	0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.341	3,500	42	15	57	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852	1,000	(111)	99	0	(12)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	2.009	10,000	(143)	(46)	0	(189)
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	1.308	3,000	(31)	14	0	(17)
HUS	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2018	2.707	500	5	1	6	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2019	1.104	10,000	8	(12)	0	(4)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.749	1,000	7	0	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451	5,000	31	(16)	15	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2018	0.714	5,000	27	(19)	8	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451	10,000	60	(31)	29	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852	5,000	(40)	(20)	0	(60)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2018	0.714	10,000	43	(26)	17	0

							$(496)	$455	$454	$(495)

Total Swap Agreements							$(496)	$455	$454	$(495)

(k)

Securities with an aggregate market value of $5,396 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$66,047	$0	$66,047
Bermuda
Corporate Bonds & Notes	0	5,221	0	5,221
Brazil
Corporate Bonds & Notes	0	30,859	0	30,859
Loan Participations and Assignments	0	0	2,627	2,627
Sovereign Issues	0	70,036	0	70,036
Cayman Islands
Corporate Bonds & Notes	0	16,439	0	16,439
Chile
Corporate Bonds & Notes	0	147	0	147
China
Corporate Bonds & Notes	0	3,075	0	3,075
Colombia
Corporate Bonds & Notes	0	6,331	0	6,331
Hong Kong
Corporate Bonds & Notes	0	3,881	0	3,881
Indonesia
Sovereign Issues	0	5,400	0	5,400
Ireland
Corporate Bonds & Notes	0	1,106	0	1,106
Luxembourg
Corporate Bonds & Notes	0	14,411	0	14,411
Mexico
Corporate Bonds & Notes	0	28,017	0	28,017
Sovereign Issues	0	14,644	0	14,644
Netherlands
Corporate Bonds & Notes	0	9,162	0	9,162
Poland
Sovereign Issues	0	27	0	27
Qatar
Sovereign Issues	0	17,488	0	17,488
Russia
Corporate Bonds & Notes	0	3,228	0	3,228
Sovereign Issues	0	8,742	0	8,742
Singapore
Sovereign Issues	0	52	0	52
South Africa
Corporate Bonds & Notes	0	5,902	0	5,902
Sovereign Issues	0	5,143	0	5,143
South Korea
Sovereign Issues	0	492	0	492
Turkey
Sovereign Issues	0	10,144	0	10,144
United Arab Emirates
Corporate Bonds & Notes	0	833	0	833
United States
Asset-Backed Securities	0	343	0	343
Corporate Bonds & Notes	0	6,003	0	6,003
Non-Agency Mortgage-Backed Securities	0	874	0	874
Virgin Islands (British)
Corporate Bonds & Notes	0	2,024	0	2,024
Short-Term Instruments
Repurchase Agreements	0	3,377	0	3,377
Short-Term Notes	0	9,880	0	9,880
Argentina Treasury Bills	0	49,186	0	49,186
U.S. Treasury Bills	0	27,756	0	27,756
	$0	$426,270	$2,627	$428,897

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189,114	$0	$0	$189,114

Total Investments	$189,114	$426,270	$2,627	$618,011

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	780	0	780
Over the counter	0	15,995	0	15,995
	$0	$16,775	$0	$16,775

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(9,406)	0	(9,406)

	$0	$(9,411)	$0	$(9,411)

Total Financial Derivative Instruments	$0	$7,364	$0	$7,364

Totals	$189,114	$433,634	$2,627	$625,375

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield and Short-Term Investments Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
Ancestry.com Operations, Inc.
5.350% (LIBOR03M + 3.250%) due 10/19/2023 ~		$682	$682
B.C. Unlimited Liability Co.
4.344% (LIBOR03M + 2.250%) due 02/16/2024 ~		985	981
CBS Radio, Inc.
4.838% (LIBOR03M + 2.750%) due 11/17/2024 ~		195	194
Cheniere Energy Partners LP
4.344% (LIBOR03M + 2.250%) due 02/25/2020 «~		500	499
Community Health Systems, Inc.
5.307% (LIBOR03M + 3.000%) due 12/31/2019 ~		390	390
5.557% (LIBOR03M + 3.250%) due 01/27/2021 ~		3,539	3,459
Neiman Marcus Group Ltd. LLC
5.263% (LIBOR03M + 3.250%) due 10/25/2020 ~		2,978	2,647
Ortho-Clinical Diagnostics S.A.
5.336% (LIBOR03M + 3.250%) due 06/30/2025 ~		816	814
Sigma Bidco BV
TBD% due 02/23/2025		500	501
TEX Operations Co. LLC
4.094% (LIBOR03M + 2.000%) due 08/04/2023 ~		874	871
Wand Merger Corp.
TBD% due 04/27/2019		2,000	1,988

Total Loan Participations and Assignments (Cost $13,134)			13,026

CORPORATE BONDS & NOTES 84.0%
BANKING & FINANCE 27.5%
Ally Financial, Inc.
8.000% due 11/01/2031		9,215	11,008
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,605
Arrow Global Finance PLC
5.125% due 09/15/2024		400	491
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$2,300	2,300
Banco BTG Pactual S.A.
5.500% due 01/31/2023		300	280
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(f)(g)		400	397
7.625% due 01/10/2028 •(f)(g)		400	397
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,903
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	2,300	3,227
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$10,300	10,326
6.500% due 03/20/2021		32,600	32,763
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	400	531
7.500% due 10/01/2023 (j)		5,800	7,827
CIT Group, Inc.
5.000% due 08/15/2022		$3,375	3,421
5.250% due 03/07/2025		300	303
5.800% due 06/15/2022 ~(f)		550	545
Credit Agricole S.A.
7.875% due 01/23/2024 •(f)(g)		600	614
Credit Suisse Group AG
7.500% due 12/11/2023 •(f)(g)		600	621
Crescent Communities LLC
8.875% due 10/15/2021		2,259	2,395
Exeter Finance Corp.
9.750% due 05/20/2019 «		7,500	7,486
Fly Leasing Ltd.
6.375% due 10/15/2021		350	362
Freedom Mortgage Corp.
8.125% due 11/15/2024 (j)		350	340
HSBC Holdings PLC
6.375% due 03/30/2025 •(f)(g)		400	394
Icahn Enterprises LP
6.250% due 02/01/2022		250	256
6.375% due 12/15/2025		2,800	2,811
6.750% due 02/01/2024		100	101

Jefferies Finance LLC
6.875% due 04/15/2022	1,650	1,654
7.500% due 04/15/2021	3,825	3,901
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	1,000	975
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	2,150	2,155
Lincoln Finance Ltd.
7.375% due 04/15/2021	300	311
LoanCore Capital Markets LLC
6.875% due 06/01/2020	905	917
Nationstar Mortgage LLC
6.500% due 07/01/2021	525	525
6.500% due 06/01/2022	1,850	1,840
7.875% due 10/01/2020	5,650	5,685
Navient Corp.
5.625% due 08/01/2033	3,550	3,017
5.875% due 03/25/2021	3,250	3,311
6.625% due 07/26/2021	6,750	6,950
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10,750	11,032
Pinnacol Assurance
8.625% due 06/25/2034 «(h)	5,000	5,191
Rio Oil Finance Trust
8.200% due 04/06/2028	600	609
SLM Corp.
5.125% due 04/05/2022	2,000	1,995
Societe Generale S.A.
7.375% due 09/13/2021 •(f)(g)	300	306
Springleaf Finance Corp.
6.125% due 05/15/2022	1,125	1,153
7.125% due 03/15/2026	1,600	1,596
Stearns Holdings LLC
9.375% due 08/15/2020	10,285	10,336
VICI Properties LLC
8.000% due 10/15/2023	1,094	1,220

		157,383

INDUSTRIALS 47.1%
ADT Corp.
3.500% due 07/15/2022	1,750	1,647
Afren PLC
6.625% due 12/09/2020 ^(b)	1,952	6
10.250% due 04/08/2019 ^(b)	1,537	5
Alibaba Group Holding Ltd.
4.400% due 12/06/2057	2,300	2,129
Alliance Data Systems Corp.
5.875% due 11/01/2021	850	869
Altice France S.A.
6.000% due 05/15/2022	1,700	1,713
7.375% due 05/01/2026	4,300	4,220
American Airlines Pass-Through Trust
4.950% due 08/15/2026	331	337
Avon Products, Inc.
7.000% due 03/15/2023	3,000	2,535
Baffinland Iron Mines Corp.
8.750% due 07/15/2026	3,000	3,011
Ball Corp.
4.875% due 03/15/2026	1,200	1,198
BCD Acquisition, Inc.
9.625% due 09/15/2023	900	963
Boise Cascade Co.
5.625% due 09/01/2024	100	101
Boyd Gaming Corp.
6.000% due 08/15/2026	1,350	1,338
California Resources Corp.
5.000% due 01/15/2020	8,281	8,053
5.500% due 09/15/2021	584	514
6.000% due 11/15/2024	4,329	3,571
8.000% due 12/15/2022	4,468	4,077
CCO Holdings LLC
5.750% due 02/15/2026	2,550	2,512
5.875% due 04/01/2024	1,600	1,612
Charter Communications Operating LLC
5.375% due 04/01/2038	200	189
5.750% due 04/01/2048	150	146
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025	3,750	3,914
7.000% due 06/30/2024	1,600	1,750
Chobani LLC
7.500% due 04/15/2025	2,750	2,650
CITGO Petroleum Corp.
6.250% due 08/15/2022	1,000	1,000
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	450	459

CommScope Technologies LLC
5.000% due 03/15/2027		5,000	4,719
Community Health Systems, Inc.
6.250% due 03/31/2023		6,950	6,394
Continental Resources, Inc.
5.000% due 09/15/2022		300	305
CVS Health Corp.
4.300% due 03/25/2028		650	642
4.780% due 03/25/2038		100	99
DAE Funding LLC
4.000% due 08/01/2020		300	297
4.500% due 08/01/2022		400	389
5.000% due 08/01/2024		2,350	2,263
Dell International LLC
8.350% due 07/15/2046		1,327	1,602
Dell, Inc.
5.400% due 09/10/2040		6,200	5,440
6.500% due 04/15/2038		17,450	16,534
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,200	1,264
Endo Dac
5.875% due 10/15/2024		3,200	3,136
6.000% due 07/15/2023		3,950	3,269
6.000% due 02/01/2025		9,900	7,771
Endo Finance LLC
5.375% due 01/15/2023		1,550	1,248
5.750% due 01/15/2022		1,250	1,125
Fair Isaac Corp.
5.250% due 05/15/2026		125	126
First Data Corp.
7.000% due 12/01/2023		3,050	3,184
goeasy Ltd.
7.875% due 11/01/2022		2,750	2,915
HCA, Inc.
5.250% due 06/15/2026		950	946
5.375% due 02/01/2025		3,450	3,406
Hexion, Inc.
6.625% due 04/15/2020		400	376
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	629
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	777
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)		$6,500	4,956
IHS Markit Ltd.
4.750% due 02/15/2025		2,300	2,283
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,550	1,552
Jagged Peak Energy LLC
5.875% due 05/01/2026		1,200	1,179
JBS USA LUX S.A.
7.250% due 06/01/2021		5,700	5,785
KFC Holding Co.
5.000% due 06/01/2024		1,000	990
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	239
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		9,906	8,940
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	100
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		18,975	18,738
5.625% due 10/15/2023 (j)		4,600	3,857
5.750% due 08/01/2022		400	362
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	717
MGM Resorts International
5.750% due 06/15/2025		$1,400	1,405
6.000% due 03/15/2023		2,500	2,581
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,116
MPLX LP
4.500% due 07/15/2023		1,100	1,124
NCL Corp. Ltd.
4.750% due 12/15/2021		1,857	1,857
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	150	102
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019	EUR	8,967	10,184
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (d)(f)		$574	9
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	982
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		200	194
4.500% due 03/15/2023		4,650	4,428
5.250% due 08/15/2022		2,000	1,988
5.500% due 02/15/2024		1,100	1,089

Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		1,250	294
5.500% due 04/12/2037 ^(b)		1,250	288
PetSmart, Inc.
5.875% due 06/01/2025		2,500	1,931
Pisces Midco, Inc.
8.000% due 04/15/2026		1,000	967
Post Holdings, Inc.
5.000% due 08/15/2026		2,000	1,870
5.500% due 03/01/2025		900	881
Precision Drilling Corp.
7.750% due 12/15/2023		950	1,005
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(a)(b)		5,121	2,163
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,431
5.625% due 03/01/2025		950	1,012
5.875% due 06/30/2026		850	913
Sanchez Energy Corp.
7.250% due 02/15/2023		1,950	1,938
Scientific Games International, Inc.
5.000% due 10/15/2025		2,150	2,053
Sealed Air Corp.
6.875% due 07/15/2033		400	441
Sensata Technologies BV
5.625% due 11/01/2024		600	625
Southwestern Energy Co.
4.100% due 03/15/2022		100	96
Suburban Propane Partners LP
5.750% due 03/01/2025		460	444
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	2,964
6.000% due 04/15/2024		2,625	2,723
6.500% due 01/15/2026		3,800	3,922
Tenet Healthcare Corp.
4.750% due 06/01/2020		1,100	1,108
Tesco PLC
6.150% due 11/15/2037		2,201	2,358
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,000	1,875
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	339
Triumph Group, Inc.
5.250% due 06/01/2022		1,250	1,209
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,385
5.500% due 05/15/2027		350	340
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	4,800	5,313
5.375% due 03/15/2020		$5,250	5,321
5.875% due 05/15/2023		3,800	3,584
6.125% due 04/15/2025		1,100	1,017
9.250% due 04/01/2026		2,375	2,473
VeriSign, Inc.
4.750% due 07/15/2027		4,000	3,834
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,313
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		19	19
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,544
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,900	2,455
VOC Escrow Ltd.
5.000% due 02/15/2028		$300	285
Weatherford International Ltd.
7.000% due 03/15/2038		1,550	1,244
WMG Acquisition Corp.
5.500% due 04/15/2026		1,750	1,739
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,550	1,451
Ziggo BV
5.500% due 01/15/2027		1,600	1,499

			268,798

UTILITIES 9.4%
AT&T, Inc.
5.300% due 08/15/2058		2,300	2,148
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,050	1,066
CenturyLink, Inc.
7.500% due 04/01/2024 (j)		950	979

Genesis Energy LP
5.625% due 06/15/2024	200	188
6.000% due 05/15/2023	2,525	2,490
6.500% due 10/01/2025	600	579
NSG Holdings LLC
7.750% due 12/15/2025	1,789	1,959
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021	499	471
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)	872	434
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	204	185
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)	657	176
Petrobras Global Finance BV
5.299% due 01/27/2025	1,550	1,434
8.750% due 05/23/2026	2,300	2,494
Red Oak Power LLC
9.200% due 11/30/2029	2,450	2,811
Sprint Capital Corp.
8.750% due 03/15/2032	2,300	2,467
Sprint Communications, Inc.
7.000% due 08/15/2020	3,800	3,942
Sprint Corp.
7.125% due 06/15/2024	4,600	4,656
7.875% due 09/15/2023	6,750	7,016
Terraform Global Operating LLC
6.125% due 03/01/2026	2,000	1,980
TerraForm Power Operating LLC
5.000% due 01/31/2028	2,500	2,378
Vistra Energy Corp.
7.375% due 11/01/2022	1,020	1,068
7.625% due 11/01/2024	2,650	2,839
8.000% due 01/15/2025	4,775	5,150
8.034% due 02/02/2024	701	734
8.125% due 01/30/2026	3,775	4,115

		53,759

Total Corporate Bonds & Notes (Cost $471,752)		479,940

MUNICIPAL BONDS & NOTES 0.7%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	455

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,315	3,315

Total Municipal Bonds & Notes (Cost $3,171)		3,870

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Adjustable Rate Mortgage Trust
3.804% due 10/25/2035 ~	85	72
American Home Mortgage Assets Trust
2.478% due 11/25/2046 •	676	376
6.250% due 06/25/2037 ^×	198	176
Banc of America Alternative Loan Trust
2.491% due 05/25/2035 ^•	38	32
Banc of America Funding Trust
3.725% due 03/20/2036 ^~	124	108
Bear Stearns ALT-A Trust
3.697% due 01/25/2035 ~	6	5
Citigroup Mortgage Loan Trust
3.710% due 11/25/2035 •	321	323
Countrywide Alternative Loan Trust
2.271% due 05/25/2047 •	26	25
2.294% due 03/20/2046 •	44	38
2.351% due 07/25/2046 ^•	317	177
2.558% due 12/25/2035 •	58	53
3.315% due 10/25/2035 ^~	39	34
Countrywide Home Loan Mortgage Pass-Through Trust
2.731% due 03/25/2035 •	147	146
6.000% due 05/25/2036 ^	87	73
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^×	418	195
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	18	18

Downey Savings & Loan Association Mortgage Loan Trust
2.335% due 02/19/2045 •	25	24
First Horizon Alternative Mortgage Securities Trust
3.414% due 09/25/2035 ^~	302	292
6.000% due 05/25/2036 ^	80	63
GMAC Mortgage Corp. Loan Trust
3.829% due 04/19/2036 ^~	228	215
GSR Mortgage Loan Trust
3.924% due 04/25/2035 ~	3	3
4.024% due 11/25/2035 ~	50	50
4.059% due 05/25/2035 ~	392	362
HarborView Mortgage Loan Trust
2.275% due 01/19/2038 •	26	26
2.325% due 03/19/2036 ^•	457	417
IndyMac Mortgage Loan Trust
3.503% due 09/25/2035 ^~	65	61
JPMorgan Mortgage Trust
3.373% due 07/27/2037 ~	350	340
3.982% due 07/25/2035 ~	78	79
6.000% due 08/25/2037 ^	103	85
Residential Accredit Loans, Inc. Trust
2.421% due 03/25/2037 •	366	123
5.568% due 02/25/2036 ^~	270	243
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	82	72
Structured Asset Mortgage Investments Trust
2.311% due 05/25/2036 •	31	28
WaMu Mortgage Pass-Through Certificates Trust
2.328% due 05/25/2047 •	358	342
2.814% due 10/25/2036 ^~	182	169
3.565% due 07/25/2037 ^~	153	143
Wells Fargo Mortgage-Backed Securities Trust
3.892% due 03/25/2035 ~	185	187

Total Non-Agency Mortgage-Backed Securities (Cost $4,419)		5,175

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
2.241% due 08/25/2036 •	97	81
Credit-Based Asset Servicing & Securitization LLC
3.674% due 01/25/2037 ^×	968	468
Mid-State Trust
7.791% due 03/15/2038	14	15
Morgan Stanley ABS Capital, Inc. Trust
2.231% due 05/25/2037 •	100	92
Option One Mortgage Loan Trust Asset-Backed Certificates
3.066% due 08/25/2033 •	61	60
Residential Asset Securities Corp. Trust
2.241% due 08/25/2036 •	28	26
6.980% due 09/25/2031 ×	1,461	1,465

Total Asset-Backed Securities (Cost $1,832)		2,207

	SHARES
COMMON STOCKS 1.8%
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (c)	295,846	3,166

		3,166

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «	251	9

FINANCIALS 0.4%
CIT Group, Inc.	26,331	1,328
Hipotecaria Su Casita S.A. de C.V. «	78,886	0
Nationstar Mortgage Holdings, Inc. (c)	68,300	1,197

		2,525

HEALTH CARE 0.8%
NVHL S.A. ‘A’ «(c)(h)	231,498	432
NVHL S.A. ‘B’ «(c)(h)	231,498	432
NVHL S.A. ‘C’ «(c)(h)	231,498	432
NVHL S.A. ‘D’ «(c)(h)	231,498	432
NVHL S.A. ‘E’ «(c)(h)	231,498	432
NVHL S.A. ‘F’ «(c)(h)	231,498	433
NVHL S.A. ‘G’ «(c)(h)	231,498	433
NVHL S.A. ‘H’ «(c)(h)	231,498	433
NVHL S.A. ‘I’ «(c)(h)	231,498	433

NVHL S.A. ‘J’ «(c)(h)	231,498	433

		4,325

Total Common Stocks (Cost $13,461)		10,025

WARRANTS 0.2%
INFORMATION TECHNOLOGY 0.2%
Novasep Holding SAS - Exp. 05/31/2019 «	2,849,700	1,265

UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	60,750	74

Total Warrants (Cost $160)		1,339

PREFERRED SECURITIES 0.2%
INDUSTRIALS 0.2%
Xfit Brands, Inc. «	1,000	1,414

Total Preferred Securities (Cost $3,656)		1,414

REAL ESTATE INVESTMENT TRUSTS 1.3%
REAL ESTATE 1.3%
VICI Properties, Inc. (h)	354,535	7,317

Total Real Estate Investment Trusts (Cost $4,317)		7,317

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (i) 1.4%		8,227

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.878% due 08/02/2018 (d)(e)	$359	358

Total Short-Term Instruments (Cost $8,585)		8,585

Total Investments in Securities (Cost $524,487)		532,898

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
COMMON STOCKS 0.0%
CONSUMER DISCRESIONARY 0.0%
Xfit Brands, Inc. ^«(c)	2,040,639	20

Total Common Stocks (Cost $418)		20

SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	4,223,172	41,750

Total Short-Term Instruments (Cost $41,738)		41,750

Total Investments in Affiliates (Cost $42,156)		41,770

Total Investments 100.6% (Cost $566,643)		$574,668
Financial Derivative Instruments (k)(l) (0.0)% (Cost or Premiums, net $10,279)		(98)
Other Assets and Liabilities, net (0.6)%		(3,563)

Net Assets 100.0%		$571,007

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$432	0.07%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	432	0.07
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	432	0.07
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	432	0.07
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	432	0.08
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	433	0.08
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	433	0.08
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	433	0.08
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	433	0.08
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	433	0.08
Pinnacol Assurance	06/23/2014	5,000	5,191	0.91
VICI Properties, Inc.	12/19/2014 - 11/20/2017	4,317	7,317	1.28

		$16,553	$16,833	2.95%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,276	U.S. Treasury Notes 2.000% due 02/15/2022	$(1,304)	$1,276	$1,276
JPS	(0.500)	01/11/2018	07/11/2018	2,136	Country Garden Holdings Co. 7.500% due 03/09/2020	(2,098)	2,136	2,131
SAL	0.750	06/22/2018	07/06/2018	4,815	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(4,831)	4,815	4,816

Total Repurchase Agreements						$(8,233)	$8,227	$8,223

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(0.375)%	06/28/2018	TBD	(3)		$(3,764)	$(3,764)
	(0.100)	01/16/2018	TBD	(3)		(874)	(873)
CFR	(1.250)	03/12/2018	TBD	(3)	GBP	(5,422)	(7,128)
	(1.250)	03/16/2018	TBD	(3)		(866)	(1,138)

Total Reverse Repurchase Agreements							$(12,903)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Corporate Bonds & Notes (1.3)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$2,000	$(2,041)	$(2,098)

Industrials (0.9)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	5,000	(5,238)	(5,174)

Total Short Sales (1.3)%				$(7,279)	$(7,272)

(j)	Securities with an aggregate market value of $12,920 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(25,213) at a weighted average interest rate of 0.019%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(141) of accrued interest.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	461		$55,406	$476	$0	$0

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2018	72	EUR	(13,667)	$(58)	$0	$(21)
Euro-Buxl 30-Year Bond September Futures	09/2018	10		(2,075)	(26)	0	(20)
U.S. Treasury 30-Year Bond September Futures	09/2018	29		$(4,205)	(132)	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	49		(7,819)	(295)	3	0

					$(511)	$3	$(42)

Total Futures Contracts					$(35)	$3	$(42)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	06/20/2022	0.533%		$7,000	$328	$(453)	$(125)	$0	$(3)
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.971	EUR	2,000	402	(275)	127	15	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.924		$5,000	263	(275)	(12)	0	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	06/20/2021	0.820		2,000	238	(249)	(11)	0	0
Staples, Inc.	(1.000)	Quarterly	09/20/2018	0.456		8,000	(64)	51	(13)	0	(2)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.750		10,000	556	(16)	540	0	(3)

							$1,723	$(1,217)	$506	$15	$(8)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.065%	$6,300	$780	$152	$932	$2	$0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.570	4,750	188	169	357	0	(6)

						$968	$321	$1,289	$2	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$28,800	$(1,881)	$46	$(1,835)	$0	$(6)

Interest Rate Swaps

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$7,692	$(11,807)	$(4,115)	$0	$(78)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,483	(2,041)	(558)	0	(15)

						$9,175	$(13,848)	$(4,673)	$0	$(93)

Total Swap Agreements						$9,985	$(14,698)	$(4,713)	$17	$(113)

Cash of $9,900 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018		$333	EUR	284	$0	$(1)
BPS	07/2018	EUR	17,892		$20,753	1	(141)
CBK	07/2018	GBP	6,682		8,853	34	0
GLM	07/2018	CHF	662		670	2	0
	07/2018	EUR	206		243	2	0
SSB	07/2018		$20,737	EUR	17,814	66	0
	08/2018	EUR	17,814		$20,783	0	(65)
UAG	07/2018		$8,835	GBP	6,682	0	(17)
	08/2018	GBP	6,682		$8,848	17	0

Total Forward Foreign Currency Contracts						$122	$(224)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	2.195%	$7,000	$292	$(155)	$137	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2018	2.707%	$200	$2	$0	$2	$0

Total Swap Agreements							$294	$(155)	$139	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,527	$499	$13,026
Corporate Bonds & Notes
Banking & Finance	0	144,706	12,677	157,383
Industrials	0	268,798	0	268,798
Utilities	0	53,759	0	53,759
Municipal Bonds & Notes
Florida	0	455	0	455
New York	0	100	0	100
West Virginia	0	3,315	0	3,315
Non-Agency Mortgage-Backed Securities	0	5,175	0	5,175
Asset-Backed Securities	0	2,207	0	2,207
Common Stocks
Consumer Discretionary	3,166	0	0	3,166
Energy	0	0	9	9
Financials	2,525	0	0	2,525
Health Care	0	0	4,325	4,325
Warrants
Information Technology	0	0	1,265	1,265
Utilities	74	0	0	74
Preferred Securities
Industrials	0	0	1,414	1,414
Real Estate Investment Trusts
Real Estate	7,317	0	0	7,317
Short-Term Instruments
Repurchase Agreements	0	8,227	0	8,227
U.S. Treasury Bills	0	358	0	358
	$13,082	$499,627	$20,189	$532,898

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	$0	$20	$20
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,750	$0	$0	$41,750

	$41,750	$0	$20	$41,770

Total Investments	$54,832	$499,627	$20,209	$574,668

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(7,272)	$0	$(7,272)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	17	0	20
Over the counter	0	261	0	261
	$3	$278	$0	$281

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(113)	0	(155)
Over the counter	0	(224)	0	(224)
	$(42)	$(337)	$0	$(379)

Total Financial Derivative Instruments	$(39)	$(59)	$0	$(98)

Totals	$54,793	$492,296	$20,209	$567,298

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$0	$0	$0	$0	$499	$0	$499	$0
Corporate Bonds & Notes
Banking & Finance	12,758	0	0	8	0	(89)	0	0	12,677	(89)
Common Stocks
Energy	10	0	0	0	0	(1)	0	0	9	(1)
Health Care	4,557	0	0	0	0	(232)	0	0	4,325	(232)
Warrants
Information Technology	172	0	0	0	0	1,093	0	0	1,265	1,093
Preferred Securities
Industrials	1,414	0	0	0	0	0	0	0	1,414	0

	$18,911	$0	$0	$8	$0	$771	$499	$0	$20,189	$771

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$25	$0	$0	$0	$0	$(5)	$0	$0	$20	$(5)

Totals	$18,936	$0	$0	$8	$0	$766	$499	$0	$20,209	$766

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$499	Third Party Vendor	Broker Quote	99.875
Corporate Bonds & Notes
Banking & Finance	7,486	Reference Instrument	Spread Movement	24.000	bps
	5,191	Reference Instrument	OAS Spread	525.729	bps
Common Stocks
Energy	9	Other Valuation Techniques (2)	—	—
Health Care	4,325	Third Party Vendor	Broker Quote	$1.600
Warrants
Information Technology	1,265	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	1,414	Other Valuation Techniques (2)	—	—
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	20	Other Valuation Techniques (2)	—

Total	$20,209

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES (¤) 97.2%
CANADA 2.9%
SOVEREIGN ISSUES 2.9%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,306
Province of Quebec
6.250% due 06/01/2032		10,000	10,476

Total Canada (Cost $17,838)			19,782

DENMARK 25.7%
CORPORATE BONDS & NOTES 25.7%
BRFkredit A/S
1.000% due 01/01/2019	DKK	50,000	7,898
2.000% due 04/01/2019		125,000	19,961
Nykredit Realkredit A/S
1.000% due 01/01/2019		240,000	37,865
1.000% due 04/01/2019		300,000	47,546
Realkredit Danmark A/S
1.000% due 04/01/2019		250,000	39,622
2.000% due 04/01/2019		125,000	19,958

Total Denmark (Cost $171,519)			172,850

UNITED STATES 6.3%
ASSET-BACKED SECURITIES 2.1%
AFC Home Equity Loan Trust
2.801% due 12/22/2027 •		$1	1
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •		265	260
Argent Securities Trust
2.181% due 07/25/2036 •		1,478	606
Asset-Backed Funding Certificates Trust
2.791% due 06/25/2034 •		473	463
Asset-Backed Securities Corp. Home Equity Loan Trust
2.171% due 05/25/2037 •		51	37
Bear Stearns Asset-Backed Securities Trust
2.581% due 06/25/2036 •		210	210
2.751% due 10/25/2032 •		83	83
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •		27	26
Countrywide Asset-Backed Certificates
2.831% due 05/25/2032 •		131	128
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •		124	122
Credit-Based Asset Servicing & Securitization LLC
2.151% due 11/25/2036 •		42	28
2.161% due 01/25/2037 ^•		329	146
Equity One Mortgage Pass-Through Trust
2.691% due 04/25/2034 •		473	433
Home Equity Asset Trust
2.691% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust
2.141% due 10/25/2036 •		32	17
Lehman XS Trust
2.241% due 04/25/2037 ^•		38	36
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust
2.171% due 09/25/2037 •		41	15
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 05/25/2037 •		73	67
2.191% due 11/25/2036 •		8,142	5,448
SLM Student Loan Trust
3.860% due 04/25/2023 •		5,615	5,727
Soundview Home Loan Trust
2.151% due 11/25/2036 •		283	129
Structured Asset Securities Corp. Mortgage Loan Trust
3.482% due 04/25/2035 •		9	9
Washington Mutual Asset-Backed Certificates Trust
2.151% due 10/25/2036 •		30	18

			14,037

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Investment Trust
3.746% due 10/25/2034 •	3	3
Bear Stearns ALT-A Trust
3.769% due 08/25/2036 ^~	37	29
3.774% due 01/25/2036 ^~	1,101	1,096
Citigroup Mortgage Loan Trust
3.841% due 08/25/2035 ~	44	45
Countrywide Alternative Loan Trust
2.251% due 02/25/2047 •	139	136
2.264% due 02/20/2047 ^•	6,170	5,101
2.294% due 03/20/2046 •	502	427
2.371% due 12/25/2035 •	263	253
2.371% due 02/25/2037 •	156	142
2.391% due 08/25/2035 •	502	473
2.391% due 12/25/2035 •	1,053	942
2.441% due 09/25/2035 •	1,563	1,470
2.611% due 12/25/2035 •	57	55
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 05/25/2035 •	170	157
2.671% due 03/25/2035 ^•	728	612
2.671% due 04/25/2035 •	6	6
2.691% due 03/25/2035 •	44	40
2.731% due 03/25/2035 •	3,908	3,434
2.751% due 02/25/2035 •	12	12
2.851% due 09/25/2034 •	10	10
3.730% due 08/25/2034 ^~	22	21
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	16	16
Deutsche ALT-B Securities, Inc.
2.191% due 10/25/2036 ^•	4	3
Downey Savings & Loan Association Mortgage Loan Trust
2.295% due 03/19/2045 •	515	501
2.345% due 08/19/2045 •	214	202
2.415% due 09/19/2045 •	1,893	1,551
GreenPoint Mortgage Funding Trust
2.551% due 06/25/2045 •	1,832	1,691
HarborView Mortgage Loan Trust
2.325% due 03/19/2036 •	1,805	1,646
2.395% due 11/19/2035 •	307	292
2.424% due 06/20/2035 •	70	69
2.565% due 06/19/2035 •	410	404
2.565% due 01/19/2036 ^•	109	80
2.585% due 01/19/2036 •	2,408	1,899
2.745% due 09/19/2035 •	23	21
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.459% due 10/25/2035 ~	28	27
Residential Accredit Loans, Inc. Trust
2.301% due 04/25/2046 •	157	77
Sequoia Mortgage Trust
2.434% due 07/20/2033 •	680	658
2.785% due 10/19/2026 •	7	7
3.084% due 10/20/2034 •	321	313
Structured Asset Mortgage Investments Trust
2.665% due 07/19/2034 •	4	4
Thornburg Mortgage Securities Trust
2.631% due 03/25/2044 •	94	90
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 02/27/2034 •	8	8
2.274% due 12/25/2046 •	162	159
2.381% due 10/25/2045 •	30	30
2.395% due 10/25/2046 •	44	43
2.395% due 11/25/2046 •	406	399
2.401% due 01/25/2045 •	18	18
2.731% due 01/25/2045 •	17	17
2.731% due 07/25/2045 •	16	16
2.758% due 11/25/2042 •	3	3
2.958% due 08/25/2042 •	11	11
Wells Fargo Mortgage-Backed Securities Trust
3.881% due 04/25/2036 ~	5	5
3.988% due 09/25/2034 ~	81	83

		24,807

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	7	7
2.241% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
2.310% (US0001M + 0.350%) due 09/25/2042 ~	38	38
2.491% (LIBOR01M + 0.400%) due 06/25/2029 ~	2	2
3.126% (US0012M + 1.376%) due 12/01/2034 ~	8	8

3.583% (H15T1Y + 2.359%) due 11/01/2034 ~		27	28
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~		2	2
6.000% due 07/25/2044		19	21
7.000% due 09/25/2023		10	11
8.800% due 01/25/2019		1	1
Freddie Mac
2.110% (LIBOR01M + 0.150%) due 09/25/2035 ~		1,733	1,727
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~		24	24
2.523% (LIBOR01M + 0.450%) due 12/15/2031 ~		1	1
2.577% (12MTA + 1.200%) due 02/25/2045 ~		37	37
2.664% (12MTA + 1.200%) due 10/25/2044 ~		79	78
2.835% (12MTA + 1.400%) due 07/25/2044 ~		23	24
4.079% (US0012M + 1.728%) due 10/01/2036 ~		34	36
6.500% due 07/15/2028		235	264
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2030 ~		449	464
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		108	110
3.125% (H15T1Y + 1.500%) due 11/20/2022 - 11/20/2024 ~		134	137
3.375% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		44	46
6.000% due 08/20/2034		465	508
Small Business Administration
4.625% due 02/01/2025		19	20
5.090% due 10/01/2025		8	8

			3,607

Total United States (Cost $48,952)			42,451

SHORT-TERM INSTRUMENTS 62.3%
REPURCHASE AGREEMENTS (d) 46.3%
			311,547

JAPAN TREASURY BILLS 3.5%
(0.140)% due 08/06/2018 †(a)(b)	JPY	2,620,000	23,667

NETHERLANDS TREASURY BILLS 6.1%
(0.683)% due 11/30/2018 (b)(c)	EUR	35,000	40,983

U.K. TREASURY BILLS 2.9%
0.545% due 11/05/2018 (b)(c)	GBP	15,000	19,756

U.S. TREASURY BILLS 3.5%
1.913% due 08/02/2018 - 09/27/2018 (a)(b)(f)(h)		$23,741	23,661

Total Short-Term Instruments (Cost $419,233)			419,614

Total Investments in Securities (Cost $657,542)			654,697

	SHARES
INVESTMENTS IN AFFILIATES 31.8%
SHORT-TERM INSTRUMENTS 31.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.8%
PIMCO Short-Term Floating NAV Portfolio III		21,625,196	213,787

Total Short-Term Instruments (Cost $213,774)			213,787

Total Investments in Affiliates (Cost $213,774)			213,787

Total Investments 129.0% (Cost $871,316)			$868,484
Financial Derivative Instruments (e)(g) 1.8% (Cost or Premiums, net $4,085)			11,812
Other Assets and Liabilities, net (30.8)%			(207,253)

Net Assets 100.0%			$673,043

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.100	% †	07/02/2018	07/03/2018	$50,000	U.S. Treasury Bonds 3.375% - 3.625% due 02/15/2044 - 05/15/2044	$(51,201)	$50,000	$50,003
FICC	1.500	†	06/29/2018	07/02/2018	5,247	U.S. Treasury Notes 2.000% - 2.750% due 02/15/2022 - 11/15/2023	(5,357)	5,247	5,247
JPS	2.210	†	06/29/2018	07/02/2018	35,500	U.S. Treasury Notes 2.625% due 06/15/2021	(36,230)	35,500	35,506
RDR	2.070	†	06/28/2018	07/05/2018	25,000	U.S. Treasury Notes 1.875% - 2.125% due 01/31/2022 - 05/15/2025	(25,520)	25,000	25,006
	2.220	†	06/29/2018	07/02/2018	21,600	U.S. Treasury Notes 2.625% due 03/31/2025	(22,076)	21,600	21,604
	2.220		06/29/2018	07/02/2018	138,700	U.S. Treasury Bills 0.000% due 04/25/2019	(78,515)	138,700	138,726
						U.S. Treasury Notes 1.500% - 3.625% due 01/31/2019 - 02/15/2020	(63,125)
						U.S. Treasury Notes 2.625% due 03/31/2025	(22,076)
TDM	2.220	†	06/29/2018	07/02/2018	35,500	U.S. Treasury Bonds 3.750% due 11/15/2043	(36,248)	35,500	35,507

Total Repurchase Agreements							$(340,348)	$311,547	$311,599

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - MSE Canada Government 10-Year Bond September 2018 Futures	CAD 158.000	08/17/2018	1,065	$1,065	$10	$4

Total Purchased Options					$10	$4

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	12/2018	1,550	EUR	453,812	$24	$0	$(22)
3-Month Euribor September Futures	09/2018	5,725		1,676,595	208	0	0
Call Options Strike @ EUR 152.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	1,177		14	(1)	0	0
Call Options Strike @ EUR 164.000 on Euro-BTP 10-Year Bond September 2018 Futures	08/2018	326		4	0	0	0
Call Options Strike @ EUR 166.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	731		9	(1)	0	0
Call Options Strike @ EUR 168.000 on Euro-OAT France Government 10-Year Bond September 2018 Futures	08/2018	3,600		42	(4)	0	0
Call Options Strike @ EUR 174.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	1,000		23	11	0	0
Euro-Bund 10-Year Bond September Futures	09/2018	103		19,552	264	84	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond September 2018 Futures	08/2018	3,000		35	(3)	0	0

					$498	$84	$(22)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2018	1,009	AUD	(96,596)	$(1,165)	$114	$(281)
Canada Government 10-Year Bond September Futures	09/2018	925	CAD	(96,190)	(1,788)	788	0
Euro-Buxl 30-Year Bond September Futures	09/2018	934	EUR	(193,822)	(3,956)	0	(1,920)
Euro-OAT France Government 10-Year Bond September Futures	09/2018	3,124		(563,794)	(6,802)	0	(2,622)
Put Options Strike @ EUR 160.500 on Euro-Bund 10-Year Bond August 2018 Futures	07/2018	880		(123)	199	62	0
United Kingdom Long Gilt September Futures	09/2018	16	GBP	(2,599)	(37)	6	0

					$(13,549)	$970	$(4,823)

Total Futures Contracts					$(13,051)	$1,054	$(4,845)

Swap Agreements:

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	17,000	$314	$187	$501	$99	$0
Receive	3-Month CAD Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	879	(7)	872	48	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	211,200	(2,758)	(205)	(2,963)	119	0
Pay (1)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	400	(2)	6	4	0	0
Pay (1)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		225,600	4,994	3,375	8,369	298	(2)
Pay (1)	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		101,500	1,883	1,246	3,129	170	0
Pay	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		40,800	(259)	2,080	1,821	289	0
Pay	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		104,700	2,480	2,488	4,968	742	0
Pay (1)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		30,500	(155)	395	240	287	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	101,500	(108)	(901)	(1,009)	61	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		79,700	1,906	(1,401)	505	116	0
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2028		17,500	292	(127)	165	21	0
Receive (1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		26,500	(1,325)	262	(1,063)	0	(25)
Receive (1)	6-Month GBP-LIBOR	1.500	Semi-Annual	12/19/2048		49,900	235	1,944	2,179	0	(69)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	66,770,000	(3,675)	(1,507)	(5,182)	11	(116)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		22,580,000	(424)	(555)	(979)	0	(73)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,650,000	217	(341)	(124)	0	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		5,350,000	467	(529)	(62)	0	(18)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,870,000	(118)	(39)	(157)	0	(7)
Receive (1)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,239,000	(203)	(13)	(216)	0	(8)
Receive (1)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		1,960,000	23	(209)	(186)	0	(7)

							$4,663	$6,149	$10,812	$2,261	$(340)

Total Swap Agreements							$4,663	$6,149	$10,812	$2,261	$(340)

(f)	Securities with an aggregate market value of $18,025 and cash of $28,019 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

AZD	08/2018		$31,837	JPY	3,500,364	$0	$(149)
BOA	07/2018	EUR	34,231		$40,182	207	0
	07/2018	JPY	5,776,168		52,991	819	0
	07/2018		$4,654	AUD	6,305	12	0
	07/2018		6,048	CAD	7,755	0	(149)
	07/2018		38,810	EUR	32,940	0	(343)
	08/2018	AUD	6,305		$4,655	0	(12)
	08/2018	JPY	2,240,000		20,553	275	0
	08/2018	SEK	214,124		24,555	572	0
	08/2018		$3,329	SEK	28,590	0	(126)
	09/2018		244	SGD	324	0	(6)
	10/2018	DKK	25,899		$4,206	118	0
BPS	07/2018	CAD	179		136	0	0
	07/2018	GBP	11,796		15,807	240	0
	07/2018	JPY	15,934,680		146,715	2,790	0
	01/2019	DKK	181,800		29,481	543	0
CBK	07/2018	CAD	24,009		18,389	126	0
	07/2018	EUR	45,047		53,331	725	0
	07/2018		$8,372	CAD	11,017	8	0
	07/2018		1,425	DKK	8,553	0	(84)
	07/2018		19,152	EUR	16,571	200	0
	07/2018		18,837	GBP	14,088	0	(245)
	08/2018	SEK	22,295		$2,585	88	0
	08/2018		$8,977	SEK	79,605	0	(61)
DUB	10/2018	DKK	261,218		$42,878	1,642	0
	01/2019		152,292		25,273	1,033	0
	01/2019		$131,220	DKK	830,258	933	0
GLM	07/2018	EUR	47,498		$55,638	170	0
	07/2018	GBP	5,927		7,980	158	0
	07/2018	JPY	2,595,300		23,710	268	0
	07/2018		$124,161	EUR	106,462	404	(239)
	07/2018		966	GBP	720	0	(16)
	07/2018		18,484	JPY	2,037,500	0	(81)
HUS	07/2018		24,132	CAD	32,107	291	0
	07/2018		13,871	GBP	10,482	0	(37)
	08/2018	CAD	32,107		$24,145	0	(290)
IND	01/2019	DKK	415,750		70,167	3,992	0
JPM	07/2018	AUD	6,305		4,701	50	(15)
	07/2018	CAD	3,857		2,940	23	(17)
	07/2018		$78,616	EUR	67,544	373	(110)
	07/2018		4,954	GBP	3,712	0	(55)
	08/2018	GBP	5,337		$7,262	205	0
	08/2018	JPY	3,880,000		35,577	452	0
	08/2018	SEK	209,775		24,005	510	0
	08/2018		$3,428	SEK	30,275	0	(37)
	10/2018		48,120	DKK	307,118	362	0
MSB	07/2018	CAD	11,875		$9,154	121	0
	07/2018	EUR	20,782		24,003	0	(266)
	07/2018	JPY	13,430,800		122,929	1,619	0
	07/2018		$165,543	JPY	18,232,887	0	(860)
	08/2018	JPY	1,647,287		$14,958	50	0
	08/2018		$24,056	EUR	20,782	266	0
RBC	07/2018	CAD	3,595		$2,760	25	0
	08/2018		$154,721	SEK	1,343,205	0	(4,276)
RYL	07/2018	CAD	7,543		$5,819	81	0
	08/2018	SEK	135,225		15,132	0	(14)
SCX	07/2018	DKK	8,553		1,340	0	0
	07/2018	EUR	82,235		95,265	0	(769)
	07/2018	JPY	1,618,700		14,889	268	0
	07/2018		$4,553	GBP	3,442	2	(12)
	07/2018		18,203	JPY	2,003,300	0	(109)
	10/2018		1,350	DKK	8,553	0	0
SSB	07/2018	EUR	16,377		$19,057	0	(68)
	07/2018	JPY	5,400,400		49,532	755	0
	07/2018		$26,370	EUR	22,653	84	0
	08/2018	EUR	22,653		$26,428	0	(83)
TOR	07/2018		$223,172	JPY	24,519,861	0	(1,703)
	08/2018	JPY	24,519,861		$223,630	1,720	0
	10/2018	DKK	20,001		3,245	88	0
UAG	07/2018	GBP	14,721		19,465	37	0
	08/2018		$19,492	GBP	14,721	0	(38)
	08/2018		11,959	SEK	104,365	0	(270)
	01/2019	DKK	375,675		$62,062	2,265	0

Total Forward Foreign Currency Contracts						$24,970	$(10,540)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD	$	1.270	07/03/2018	EUR	25,000	$3	$0
	Put - OTC USD versus JPY	JPY	100.100	07/31/2018		$200,000	20	8

							$23	$8

Total Purchased Options							$23	$8

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$1.323	07/12/2018	GBP	22,500	$(159)	$(191)
DUB	Put - OTC GBP versus USD	1.326	07/13/2018		11,300	(72)	(118)
GLM	Put - OTC AUD versus USD	0.725	08/23/2018	AUD	25,000	(100)	(108)
HUS	Put - OTC GBP versus USD	1.332	07/12/2018	GBP	13,000	(86)	(188)
UAG	Put - OTC AUD versus USD	0.721	08/20/2018	AUD	48,000	(194)	(155)

						$(611)	$(760)

Total Written Options						$(611)	$(760)

(h)

Securities with an aggregate market value of $5,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$19,782	$0	$19,782
Denmark
Corporate Bonds & Notes	0	172,850	0	172,850
United States
Asset-Backed Securities	0	14,037	0	14,037
Non-Agency Mortgage-Backed Securities	0	24,807	0	24,807
U.S. Government Agencies	0	3,607	0	3,607
Short-Term Instruments
Repurchase Agreements	0	311,547	0	311,547
Japan Treasury Bills	0	23,667	0	23,667
Netherlands Treasury Bills	0	40,983	0	40,983
U.K. Treasury Bills	0	19,756	0	19,756
U.S. Treasury Bills	0	23,661	0	23,661
	$0	$654,697	$0	$654,697

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$213,787	$0	$0	$213,787

Total Investments	$213,787	$654,697	$0	$868,484

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,058	2,261	0	3,319
Over the counter	0	24,978	0	24,978
	$1,058	$27,239	$0	$28,297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,845)	(340)	0	(5,185)
Over the counter	0	(11,300)	0	(11,300)

	$(4,845)	$(11,640)	$0	$(16,485)

Total Financial Derivative Instruments	$(3,787)	$15,599	$0	$11,812

Totals	$210,000	$670,296	$0	$880,296

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Credit Bond Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.9%
Avolon Holdings Ltd.
4.088% (LIBOR03M + 2.000%) due 01/15/2025 ~	$3,192	$3,159
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(h)	7,928	7,912
Dell, Inc.
4.100% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,388	2,380
Delta Air Lines, Inc.
4.234% (LIBOR03M + 1.900%) due 09/30/2019 «~(h)	8,233	8,241
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~	16,598	16,505
WR Grace & Co.
4.084% (LIBOR03M + 1.750%) due 04/03/2025 ~	300	300
Wyndham Hotels & Resorts, Inc.
3.726% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,000	1,001

Total Loan Participations and Assignments (Cost $39,598)		39,498

CORPORATE BONDS & NOTES 87.2%
BANKING & FINANCE 44.9%
ABN AMRO Bank NV
2.450% due 06/04/2020	1,800	1,771
2.995% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,107
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,259	6,383
Aflac, Inc.
2.400% due 03/16/2020	310	307
AGFC Capital Trust
4.098% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,863
Air Lease Corp.
2.750% due 01/15/2023	300	286
3.000% due 09/15/2023	3,300	3,128
3.250% due 03/01/2025	2,343	2,171
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	300	289
American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,067
American Homes 4 Rent LP
4.250% due 02/15/2028	1,500	1,439
American International Group, Inc.
3.375% due 08/15/2020	11	11
5.750% due 04/01/2048 •	300	296
American Tower Corp.
2.250% due 01/15/2022	600	574
2.800% due 06/01/2020	3,900	3,868
3.300% due 02/15/2021	400	400
3.450% due 09/15/2021	557	555
5.050% due 09/01/2020	5,247	5,433
5.900% due 11/01/2021	812	869
Assurant, Inc.
3.589% (US0003M + 1.250%) due 03/26/2021 ~	1,900	1,905
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,226
7.125% due 10/15/2020	14,600	15,753
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	1,200	1,149
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,579
Banco Santander S.A.
4.379% due 04/12/2028	400	383
Bank of America Corp.
3.875% due 08/01/2025	6,000	5,974
5.875% due 03/15/2028 •(f)	21,585	21,126
6.875% due 11/15/2018	800	812
7.625% due 06/01/2019	4,665	4,859
Bank One Capital
8.750% due 09/01/2030	75	103
Barclays Bank PLC
7.625% due 11/21/2022 (g)	3,600	3,882
Barclays PLC
3.200% due 08/10/2021	2,800	2,746
3.650% due 03/16/2025	1,800	1,690
3.710% (US0003M + 1.380%) due 05/16/2024 ~	14,000	13,895
4.836% due 05/09/2028	200	189

BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)	7,800	6,952
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,020
BNP Paribas S.A.
5.000% due 01/15/2021	500	519
BOC Aviation Ltd.
3.413% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,117
BPCE S.A.
4.500% due 03/15/2025	5,700	5,563
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,806
7.875% due 10/15/2019	13,200	13,807
Caterpillar Financial Services Corp.
2.840% (US0003M + 0.510%) due 05/15/2023 ~	2,600	2,591
CBL & Associates LP
5.950% due 12/15/2026	900	759
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	700	671
Citigroup, Inc.
3.127% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,495
3.200% due 10/21/2026	5,000	4,657
3.309% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,030
3.400% due 05/01/2026	875	832
3.520% due 10/27/2028 •	200	188
3.553% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,866
4.075% due 04/23/2029 •	4,900	4,813
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,699
5.300% due 09/15/2043	500	588
Cooperatieve Rabobank UA
4.750% due 01/15/2020	2,969	3,043
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)	7,100	7,174
Credit Suisse AG
3.625% due 09/09/2024	6,800	6,706
6.500% due 08/08/2023 (g)	4,700	5,010
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,300	1,245
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,650
3.750% due 03/26/2025	10,200	9,822
3.800% due 06/09/2023	4,800	4,743
Crown Castle International Corp.
3.400% due 02/15/2021	1,695	1,694
4.450% due 02/15/2026	1,400	1,393
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)	3,500	3,544
Deutsche Bank AG
2.700% due 07/13/2020	5,000	4,865
3.150% due 01/22/2021	7,900	7,647
3.312% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,648
4.250% due 10/14/2021	13,500	13,301
Digital Realty Trust LP
3.400% due 10/01/2020	500	501
3.700% due 08/15/2027	2,700	2,570
Discover Financial Services
4.100% due 02/09/2027	1,500	1,441
Doctors Co.
6.500% due 10/15/2023	675	723
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	578	597
EPR Properties
4.500% due 04/01/2025	3,500	3,461
4.500% due 06/01/2027	1,100	1,052
5.250% due 07/15/2023	2,100	2,162
ERP Operating LP
4.500% due 07/01/2044	300	305
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,478
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	2,200	2,184
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,092
First American Financial Corp.
4.300% due 02/01/2023	2,975	2,968
Ford Motor Credit Co. LLC
2.343% due 11/02/2020	1,643	1,601
2.425% due 06/12/2020	8,398	8,238
2.459% due 03/27/2020	3,080	3,033
2.551% due 10/05/2018	3,478	3,476
2.597% due 11/04/2019	2,700	2,680
2.681% due 01/09/2020	5,290	5,242
2.835% (US0003M + 0.810%) due 04/05/2021 ~	4,800	4,819
2.943% due 01/08/2019	3,900	3,903

3.156% (US0003M + 0.830%) due 03/12/2019 ~		3,000	3,010
3.157% due 08/04/2020		1,100	1,094
5.875% due 08/02/2021		200	212
8.125% due 01/15/2020		2,572	2,757
General Motors Financial Co., Inc.
2.350% due 10/04/2019		3,946	3,913
3.200% due 07/13/2020		5,900	5,875
3.898% (US0003M + 1.550%) due 01/14/2022 ~		13,000	13,327
4.250% due 05/15/2023		10	10
5.250% due 03/01/2026		25	26
Global Bank Corp.
4.500% due 10/20/2021		500	488
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,650	2,588
2.908% due 06/05/2023 •		3,700	3,571
3.368% (US0003M + 1.050%) due 06/05/2023 ~		11,200	11,283
3.691% due 06/05/2028 •		600	569
3.750% due 02/25/2026		4,600	4,463
4.017% due 10/31/2038 •		1,600	1,460
4.100% (US0003M + 1.770%) due 02/25/2021 ~		4,600	4,752
4.223% due 05/01/2029 •		10,100	9,966
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		449	446
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023		1,900	1,933
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020		1,400	1,374
2.400% due 06/15/2020		504	494
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025		600	586
Host Hotels & Resorts LP
3.875% due 04/01/2024		1,000	976
4.000% due 06/15/2025		1,133	1,103
HSBC Bank PLC
4.125% due 08/12/2020		6,900	7,027
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)		4,850	7,366
HSBC Holdings PLC
2.926% (US0003M + 0.600%) due 05/18/2021 ~		6,300	6,311
4.300% due 03/08/2026		600	602
6.250% due 03/23/2023 •(f)(g)		4,900	4,814
Hudson Pacific Properties LP
3.950% due 11/01/2027		2,000	1,873
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		1,300	1,346
ICICI Bank Ltd.
3.500% due 03/18/2020		6,000	5,970
4.800% due 05/22/2019		3,800	3,851
5.750% due 11/16/2020		1,800	1,874
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		2,800	2,635
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		8,500	8,701
International Lease Finance Corp.
6.250% due 05/15/2019		6,300	6,461
8.250% due 12/15/2020		2,500	2,758
8.625% due 01/15/2022		8,800	10,101
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,200	1,999
6.500% due 02/24/2021		11,629	12,055
JPMorgan Chase & Co.
2.877% (US0003M + 0.550%) due 03/09/2021 ~		8,900	8,931
3.900% due 07/15/2025		5	5
4.005% due 04/23/2029 •		10,900	10,772
5.829% (US0003M + 3.470%) due 07/30/2018 ~(f)		3,300	3,336
JPMorgan Chase Bank N.A.
3.086% due 04/26/2021 •		400	399
Kilroy Realty LP
3.450% due 12/15/2024		3,000	2,883
4.375% due 10/01/2025		3,800	3,810
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	1,043
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2049 ^(c)	GBP	16,500	817
Lincoln National Corp.
4.000% due 09/01/2023		$100	101
Lloyds Bank PLC
2.400% due 03/17/2020		8,900	8,790
2.700% due 08/17/2020		500	494
5.800% due 01/13/2020		10,600	11,003
Lloyds Banking Group PLC
4.450% due 05/08/2025		14,700	14,797
Macquarie Group Ltd.
3.189% due 11/28/2023 •		7,500	7,168
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		800	809

MetLife, Inc.
6.400% due 12/15/2066	30	32
Metropolitan Life Global Funding
1.950% due 12/03/2018	4,850	4,839
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,481
4.200% due 06/15/2028	3,500	3,493
Mitsubishi UFJ Financial Group, Inc.
3.393% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,814
4.180% (US0003M + 1.880%) due 03/01/2021 ~	400	414
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	4,700	4,662
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,800	7,688
2.450% due 04/16/2019	1,300	1,296
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	5,000	4,884
Morgan Stanley
2.903% (US0003M + 0.550%) due 02/10/2021 ~	1,800	1,804
3.737% due 04/24/2024 •	20,500	20,393
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	4,400	4,208
MUFG Bank Ltd
2.350% due 09/08/2019	16,108	15,984
National Rural Utilities Cooperative Finance Corp.
2.900% due 03/15/2021	3,800	3,773
Nationwide Building Society
4.302% due 03/08/2029 •	5,900	5,690
Navient Corp.
5.500% due 01/15/2019	700	706
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	1,200	1,200
2.861% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,509
2.992% (US0003M + 0.650%) due 07/13/2022 ~	4,100	4,106
Nordea Bank AB
2.500% due 09/17/2020	300	295
4.875% due 01/27/2020	1,900	1,952
NTT Finance Corp.
1.900% due 07/21/2021	7,500	7,198
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,061
4.950% due 04/01/2024	550	558
5.250% due 01/15/2026	900	909
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	2,000	2,054
Oversea-Chinese Banking Corp. Ltd.
2.771% (US0003M + 0.450%) due 05/17/2021 ~	7,000	7,022
Pacific Life Insurance Co.
9.250% due 06/15/2039	900	1,415
Physicians Realty LP
4.300% due 03/15/2027	1,975	1,910
Poly Real Estate Finance Ltd.
4.500% due 08/06/2018	5,552	5,557
Regency Centers LP
3.600% due 02/01/2027	200	190
4.125% due 03/15/2028	100	99
4.400% due 02/01/2047	200	191
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	8,969
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027	300	282
Rio Oil Finance Trust
9.250% due 07/06/2024	1,329	1,428
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	2,300	2,237
3.885% (US0003M + 1.550%) due 06/25/2024 ~	6,000	5,992
Santander Holdings USA, Inc.
3.700% due 03/28/2022	11,920	11,752
4.400% due 07/13/2027	3,000	2,881
4.500% due 07/17/2025	500	491
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	5,897
Santander UK PLC
2.125% due 11/03/2020	7,600	7,380
3.400% due 06/01/2021	3,400	3,399
5.000% due 11/07/2023	800	814
Siam Commercial Bank PCL
3.500% due 04/07/2019	1,000	1,002
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,319
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(f)	14,000	14,076
State Bank of India
3.622% due 04/17/2019	6,300	6,311
STORE Capital Corp.
4.500% due 03/15/2028	2,700	2,645

Sumitomo Mitsui Financial Group, Inc.
4.007% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,475
Sumitomo Mitsui Trust Bank Ltd.
2.824% (US0003M + 0.510%) due 03/06/2019 ~	400	401
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •	2,800	2,815
Temasek Financial Ltd.
2.375% due 01/23/2023	5,000	4,808
Toronto-Dominion Bank
2.902% (US0003M + 0.540%) due 07/23/2018 ~	3,000	3,001
UBS AG
2.350% due 03/26/2020	3,350	3,313
2.780% (US0003M + 0.480%) due 12/01/2020 ~	400	400
2.901% due 06/08/2020 •	7,500	7,524
7.625% due 08/17/2022 (g)	5,125	5,670
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	18,200	17,455
3.293% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,414
4.125% due 09/24/2025	400	397
4.253% due 03/23/2028	300	298
UniCredit SpA
3.750% due 04/12/2022	5,000	4,775
USB Capital
3.500% due 07/30/2018 •(f)	14,250	12,932
Ventas Realty LP
3.250% due 08/15/2022	500	491
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	374
4.875% due 06/01/2026	900	898
Vonovia Finance BV
5.000% due 10/02/2023	4,655	4,751
Wachovia Capital Trust
5.570% due 07/30/2018 •(f)	10,010	9,922
Washington Prime Group LP
5.950% due 08/15/2024	2,700	2,605
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,680
3.750% due 09/17/2024	3,400	3,360
Wells Fargo & Co.
3.550% due 09/29/2025	92	89
Wells Fargo Bank N.A.
6.600% due 01/15/2038	720	899
Weyerhaeuser Co.
7.375% due 10/01/2019	7,834	8,234
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,084

		921,577

INDUSTRIALS 34.3%
AbbVie, Inc.
2.500% due 05/14/2020	3,853	3,807
3.200% due 11/06/2022	1,577	1,552
Activision Blizzard, Inc.
2.300% due 09/15/2021	1,000	968
Allergan Funding SCS
3.800% due 03/15/2025	2,800	2,722
Allergan, Inc.
2.800% due 03/15/2023	1,000	945
Altria Group, Inc.
4.750% due 05/05/2021	2,536	2,635
Amgen, Inc.
4.100% due 06/15/2021	1,614	1,649
4.663% due 06/15/2051	400	397
Andeavor Logistics LP
5.250% due 01/15/2025	800	821
5.500% due 10/15/2019	1,775	1,822
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,338
Applied Materials, Inc.
3.300% due 04/01/2027	700	680
Aptiv PLC
4.250% due 01/15/2026	700	699
Arrow Electronics, Inc.
3.250% due 09/08/2024	6,100	5,708
4.500% due 03/01/2023	9,970	10,138
Asciano Finance Ltd.
6.000% due 04/07/2023	1,576	1,684
Autodesk, Inc.
3.600% due 12/15/2022	1,000	1,001
Bacardi Ltd.
4.500% due 01/15/2021	1,100	1,121
5.150% due 05/15/2038	5,600	5,298
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,072

BAT Capital Corp.
2.764% due 08/15/2022	5,955	5,714
2.945% due 08/14/2020 •	11,000	11,040
BAT International Finance PLC
2.750% due 06/15/2020	1,145	1,133
BMW U.S. Capital LLC
3.100% due 04/12/2021	1,800	1,789
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	100	96
Boston Scientific Corp.
6.000% due 01/15/2020	4,003	4,172
Braskem Finance Ltd.
6.450% due 02/03/2024	400	423
Braskem Netherlands Finance BV
4.500% due 01/10/2028	1,400	1,290
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,900	1,902
4.125% due 03/20/2033	2,600	2,572
Broadcom Corp.
3.000% due 01/15/2022	5,000	4,866
3.500% due 01/15/2028	2,700	2,463
3.875% due 01/15/2027	7,500	7,104
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	7,607
Campbell Soup Co.
2.500% due 08/02/2022	5,300	5,016
2.835% (US0003M + 0.500%) due 03/16/2020 ~	4,500	4,488
3.300% due 03/15/2021	8,784	8,753
3.950% due 03/15/2025	6,203	5,988
4.250% due 04/15/2021	1,384	1,407
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,334	1,379
CBS Corp.
3.375% due 02/15/2028	900	802
Celanese U.S. Holdings LLC
4.625% due 11/15/2022	3,000	3,064
Celgene Corp.
2.250% due 08/15/2021	5,200	5,006
2.875% due 02/19/2021	2,645	2,611
CenterPoint Energy Resources Corp.
4.000% due 04/01/2028	3,400	3,356
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	2,000	1,968
Charter Communications Operating LLC
4.464% due 07/23/2022	10,000	10,120
4.500% due 02/01/2024 (a)	2,000	2,000
4.908% due 07/23/2025	7,400	7,482
5.375% due 05/01/2047	800	728
Chevron Phillips Chemical Co. LLC
3.300% due 05/01/2023	1,100	1,093
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	500	501
Cigna Corp.
3.250% due 04/15/2025	200	188
Cimarex Energy Co.
4.375% due 06/01/2024	1,914	1,931
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,356
4.875% due 04/01/2021	6,500	6,687
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	2,140	2,627
Comcast Corp.
3.150% due 02/15/2028	4,000	3,701
Concho Resources, Inc.
3.750% due 10/01/2027	1,400	1,347
Constellation Brands, Inc.
2.250% due 11/06/2020	6,455	6,305
2.650% due 11/07/2022	2,345	2,251
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	302	305
4.750% due 07/12/2022	5,712	5,827
7.250% due 05/10/2021	548	575
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	4,800	4,914
CRH America Finance, Inc.
3.950% due 04/04/2028	8,000	7,728
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,441
3.720% due 07/15/2043 (a)	500	500
4.241% due 07/15/2048 (a)	900	906
CVS Health Corp.
2.750% due 12/01/2022	5,100	4,891
3.500% due 07/20/2022	2,624	2,605
4.300% due 03/25/2028	4,400	4,347
CVS Pass-Through Trust
7.507% due 01/10/2032	1,732	2,033

D.R. Horton, Inc.
2.550% due 12/01/2020	2,927	2,870
4.375% due 09/15/2022	1,200	1,227
Daimler Finance North America LLC
2.000% due 07/06/2021	2,800	2,680
2.200% due 10/30/2021	1,850	1,770
2.250% due 03/02/2020	2,150	2,115
2.450% due 05/18/2020	200	197
3.350% due 05/04/2021	8,265	8,233
Dell International LLC
3.480% due 06/01/2019	9,410	9,436
4.420% due 06/15/2021	29,962	30,408
Delta Air Lines, Inc.
3.400% due 04/19/2021	2,200	2,191
3.625% due 03/15/2022	6,250	6,183
Deutsche Telekom International Finance BV
1.950% due 09/19/2021	2,200	2,099
2.225% due 01/17/2020	7,675	7,569
Discovery Communications LLC
2.750% due 11/15/2019	2,200	2,183
3.035% (US0003M + 0.710%) due 09/20/2019 ~	500	502
eBay, Inc.
2.600% due 07/15/2022	1,129	1,079
2.875% due 08/01/2021	900	887
EMD Finance LLC
2.400% due 03/19/2020	500	493
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,004
Energy Transfer Partners LP
5.300% due 04/15/2047	2,500	2,294
5.750% due 09/01/2020	300	312
6.050% due 06/01/2041	2,134	2,135
6.125% due 12/15/2045	200	201
6.625% due 10/15/2036	3,170	3,381
9.000% due 04/15/2019	2,075	2,170
Enterprise Products Operating LLC
2.550% due 10/15/2019	5,619	5,583
3.350% due 03/15/2023	1,100	1,085
3.900% due 02/15/2024	714	716
EQT Midstream Partners LP
4.000% due 08/01/2024	2,400	2,281
4.750% due 07/15/2023	2,900	2,898
ERAC USA Finance LLC
2.600% due 12/01/2021	1,700	1,650
Express Scripts Holding Co.
2.600% due 11/30/2020	1,250	1,228
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	544
5.000% due 10/15/2025	1,307	1,376
Flex Ltd.
4.625% due 02/15/2020	2,246	2,281
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021	2,556	2,682
GATX Corp.
4.750% due 06/15/2022	2,526	2,619
General Electric Co.
5.000% due 01/21/2021 •(f)	2,400	2,371
General Mills, Inc.
3.363% (US0003M + 1.010%) due 10/17/2023 ~	5,000	5,046
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,918
4.875% due 10/02/2023	14	14
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	943
GLP Capital LP
5.750% due 06/01/2028	1,100	1,114
HCA, Inc.
5.875% due 03/15/2022	4,100	4,285
Heathrow Funding Ltd.
4.875% due 07/15/2023	2,505	2,622
Hess Corp.
7.875% due 10/01/2029	2,000	2,435
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	630
Imperial Brands Finance PLC
2.950% due 07/21/2020	16,276	16,116
3.500% due 02/11/2023	1,300	1,272
3.750% due 07/21/2022	2,000	1,986
Japan Tobacco, Inc.
2.000% due 04/13/2021	6,313	6,105
Kerr-McGee Corp.
7.875% due 09/15/2031	438	556
Kinder Morgan, Inc.
3.050% due 12/01/2019	700	698
6.500% due 09/15/2020	400	425
8.050% due 10/15/2030	7,700	9,185

KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,527
Komatsu Finance America, Inc.
2.118% due 09/11/2020	8,225	8,037
2.437% due 09/11/2022	2,600	2,500
Kraft Heinz Foods Co.
2.789% (US0003M + 0.420%) due 08/09/2019 ~	2,500	2,502
2.923% (US0003M + 0.570%) due 02/10/2021 ~	700	701
3.500% due 07/15/2022	1,345	1,330
5.375% due 02/10/2020	1,200	1,241
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	348	331
Marriott International, Inc.
2.300% due 01/15/2022	800	767
Masco Corp.
5.950% due 03/15/2022	786	841
7.125% due 03/15/2020	129	137
McCormick & Co., Inc.
3.900% due 07/15/2021	1,200	1,214
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	400	390
Medtronic, Inc.
3.500% due 03/15/2025	2,200	2,178
Microchip Technology, Inc.
3.922% due 06/01/2021	600	601
Mitsubishi Corp.
2.625% due 07/14/2022	3,900	3,786
Molson Coors Brewing Co.
2.100% due 07/15/2021	4,290	4,116
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,521
Mondelez International, Inc.
3.625% due 05/07/2023	6,000	5,984
Mylan, Inc.
4.550% due 04/15/2028	4,500	4,405
NetApp, Inc.
3.250% due 12/15/2022	6,500	6,350
3.375% due 06/15/2021	750	744
Newcrest Finance Pty. Ltd.
4.450% due 11/15/2021	700	710
Northern Natural Gas Co.
4.100% due 09/15/2042	580	558
NXP BV
3.875% due 09/01/2022	5,300	5,220
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (e)(f)	408	7
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,391
Owens Corning
4.200% due 12/15/2022	2,050	2,056
4.200% due 12/01/2024	1,800	1,778
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	6,000	5,988
3.950% due 03/10/2025	4,550	4,503
4.875% due 07/11/2022	1,800	1,871
Philip Morris International, Inc.
2.500% due 11/02/2022	7,917	7,598
Phillips 66
3.900% due 03/15/2028	900	880
Pioneer Natural Resources Co.
3.950% due 07/15/2022	1,200	1,214
QVC, Inc.
5.125% due 07/02/2022	2,383	2,443
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	900	935
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	13,163	12,588
RELX Capital, Inc.
3.500% due 03/16/2023	100	99
Reynolds American, Inc.
6.875% due 05/01/2020	8,846	9,391
Roche Holdings, Inc.
2.375% due 01/28/2027	2,600	2,373
Rockwell Collins, Inc.
2.800% due 03/15/2022	7,404	7,219
Ryder System, Inc.
2.500% due 05/11/2020	2,100	2,076
2.650% due 03/02/2020	1,675	1,662
3.450% due 11/15/2021	3,000	2,998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,900	1,988
5.625% due 04/15/2023	4,025	4,273
5.625% due 03/01/2025	400	426
5.750% due 05/15/2024	4,170	4,458
5.875% due 06/30/2026	1,200	1,289
6.250% due 03/15/2022	3,300	3,552

salesforce.com, Inc.
3.700% due 04/11/2028	3,000	2,981
SBA Tower Trust
2.877% due 07/10/2046	1,200	1,167
SK Telecom Co. Ltd.
3.750% due 04/16/2023	700	694
Southern Co.
2.350% due 07/01/2021	6,913	6,701
2.750% due 06/15/2020	3,365	3,338
Southwestern Energy Co.
4.100% due 03/15/2022	650	624
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	3,200	3,226
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	9,669	9,584
4.738% due 09/20/2029	2,400	2,388
Standard Industries, Inc.
4.750% due 01/15/2028	900	830
Starbucks Corp.
2.700% due 06/15/2022	3,000	2,917
Symantec Corp.
5.000% due 04/15/2025	400	388
Syngenta Finance NV
3.698% due 04/24/2020	13,000	12,958
3.933% due 04/23/2021	4,800	4,791
5.182% due 04/24/2028	1,800	1,741
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	50	52
Tencent Holdings Ltd.
3.595% due 01/19/2028	3,900	3,692
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	6,780
Time Warner Cable LLC
4.000% due 09/01/2021	5,328	5,331
5.000% due 02/01/2020	4,985	5,091
6.550% due 05/01/2037	1,900	2,020
8.250% due 04/01/2019	1,500	1,556
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	225	228
4.250% due 05/15/2028	2,200	2,210
Tyson Foods, Inc.
2.781% (US0003M + 0.450%) due 08/21/2020 ~	1,500	1,500
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,417	1,581
United Airlines Pass-Through Trust
2.875% due 04/07/2030	876	814
Vale Overseas Ltd.
6.250% due 08/10/2026	3,200	3,474
Valero Energy Partners LP
4.500% due 03/15/2028	3,100	3,053
VMware, Inc.
2.300% due 08/21/2020	11,063	10,830
2.950% due 08/21/2022	2,300	2,209
3.900% due 08/21/2027	900	832
Wal-Mart Stores, Inc.
2.350% due 12/15/2022	700	676
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,769
WestRock Co.
4.000% due 03/15/2028	600	592
Woodside Finance Ltd.
4.600% due 05/10/2021	800	819
Wyeth LLC
7.250% due 03/01/2023	8,000	9,334
Yara International ASA
4.750% due 06/01/2028	2,700	2,718
ZF North America Capital, Inc.
4.500% due 04/29/2022	8,488	8,647
Zimmer Biomet Holdings, Inc.
3.076% (US0003M + 0.750%) due 03/19/2021 ~	7,100	7,113
3.150% due 04/01/2022	2,850	2,800
3.375% due 11/30/2021	1,100	1,092
4.250% due 08/15/2035	228	215
Zoetis, Inc.
3.450% due 11/13/2020	1,497	1,502

		704,343

UTILITIES 8.0%
AEP Texas, Inc.
6.650% due 02/15/2033	300	382
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,053
American Electric Power Co., Inc.
2.150% due 11/13/2020	2,625	2,563

AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	9,600	9,644
3.298% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,888
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	85
4.500% due 03/09/2048	1,100	948
4.750% due 05/15/2046	2,200	1,971
5.150% due 02/15/2050	5,700	5,334
BellSouth Corp.
4.333% due 04/26/2021	19,600	19,808
BG Energy Capital PLC
4.000% due 10/15/2021	400	407
British Transco International Finance BV
0.000% due 11/04/2021 (e)	1,860	1,660
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	1,500	1,492
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,346
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~	5,000	5,013
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~	3,500	3,504
DTE Energy Co.
2.400% due 12/01/2019	2,300	2,274
Duke Energy Corp.
3.050% due 08/15/2022	1,900	1,871
3.550% due 09/15/2021	1,400	1,407
5.050% due 09/15/2019	950	972
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,256
Electricite de France S.A.
2.350% due 10/13/2020	1,500	1,472
4.600% due 01/27/2020	1,800	1,841
6.500% due 01/26/2019	500	510
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,672
Enable Midstream Partners LP
3.900% due 05/15/2024	1,506	1,443
4.400% due 03/15/2027	1,100	1,042
Enel Finance International NV
2.875% due 05/25/2022	1,000	953
3.625% due 05/25/2027	1,372	1,257
Engie S.A.
2.875% due 10/10/2022	783	764
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,036
Exelon Corp.
2.850% due 06/15/2020	2,000	1,983
Exelon Generation Co. LLC
5.200% due 10/01/2019	490	502
FirstEnergy Corp.
2.850% due 07/15/2022	700	679
Fortis, Inc.
3.055% due 10/04/2026	1,400	1,277
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	521
9.250% due 04/23/2019	4,000	4,177
HKCG Finance Ltd.
6.250% due 08/07/2018	300	301
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	1,806	1,752
Monongahela Power Co.
3.550% due 05/15/2027	1,525	1,487
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	4,700	4,710
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	815	740
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	2,628	703
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,454
ONEOK, Inc.
4.550% due 07/15/2028 (a)	1,700	1,718
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,413
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	4,300	4,258
Plains All American Pipeline LP
2.850% due 01/31/2023	200	188
3.850% due 10/15/2023	200	195
4.300% due 01/31/2043	3,800	3,148
4.500% due 12/15/2026	4,200	4,117
4.650% due 10/15/2025	2,044	2,039
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,822

Rio Oil Finance Trust
9.750% due 01/06/2027	1,487	1,601
Sempra Energy
2.848% (US0003M + 0.500%) due 01/15/2021 ~	400	400
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	4,200	4,165
2.500% due 04/28/2020	600	591
State Grid Overseas Investment Ltd.
3.750% due 05/02/2023	2,800	2,806
Verizon Communications, Inc.
4.329% due 09/21/2028	8,878	8,817
5.012% due 04/15/2049	400	391
5.012% due 08/21/2054	358	338

		163,170

Total Corporate Bonds & Notes (Cost $1,795,345)		1,789,090

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	144
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	553
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	148
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	743
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	411
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	439

		2,438

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,684	10,897

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	774
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	675	752
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	202

		1,728

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	339

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	352

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	10,084

Total Municipal Bonds & Notes (Cost $25,450)		25,838

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	9,800	9,487
3.500% due 07/01/2048 - 08/01/2048	37,100	36,911
Ginnie Mae
8.500% due 08/15/2030	12	12

Total U.S. Government Agencies (Cost $46,051)		46,410

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes
0.750% due 08/31/2018 (k)(m)	16,900	16,868
2.750% due 05/31/2023	26,400	26,427

Total U.S. Treasury Obligations (Cost $43,267)		43,295

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Structured Asset Mortgage Investments Trust
2.785% due 03/19/2034 •	780	773

Total Non-Agency Mortgage-Backed Securities (Cost $737)		773

ASSET-BACKED SECURITIES 0.0%
Eagle Ltd.
2.570% due 12/15/2039	168	167

Total Asset-Backed Securities (Cost $168)		167

SOVEREIGN ISSUES 1.3%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,048
Qatar Government International Bond
3.875% due 04/23/2023	5,900	5,907
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,225
4.500% due 04/17/2030	6,600	6,605

Total Sovereign Issues (Cost $26,051)		25,785

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Wells Fargo & Co.
7.500% (f)	13,190	16,612

Total Convertible Preferred Securities (Cost $10,404)		16,612

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,180

Total Preferred Securities (Cost $3,000)		3,180

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018	$7,000	6,996

REPURCHASE AGREEMENTS (i) 0.1%		1,164

SHORT-TERM NOTES 0.0%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~	700	701

U.S. TREASURY BILLS 0.1%
1.898% due 08/02/2018 - 10/04/2018 (d)(e)(m)	1,241	1,238

Total Short-Term Instruments (Cost $10,103)		10,099

Total Investments in Securities (Cost $2,000,174)		2,000,747

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	7,619,666	75,328

Total Short-Term Instruments (Cost $75,308)	75,328

Total Investments in Affiliates (Cost $75,308)	75,328

Total Investments 101.2% (Cost $2,075,482)	$2,076,075
Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $14,693)	(1,320)
Other Assets and Liabilities, net (1.1)%	(24,204)

Net Assets 100.0%	$2,050,551

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$7,928	$7,912	0.39%
Delta Air Lines, Inc.	4.234	09/30/2019	09/29/2014	8,233	8,241	0.40

				$16,161	$16,153	0.79%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$1,164	U.S. Treasury Notes 2.000% due 02/15/2022	$(1,191)	$1,164	$1,164

Total Repurchase Agreements						$(1,191)	$1,164	$1,164

(1)	Includes accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$117.500	07/27/2018	141	$141	$(24)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	141	141	(35)	(47)

					$(59)	$(49)

Total Written Options					$(59)	$(49)

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2018	756	$(160,142)	$58	$24	$0
U.S. Treasury 10-Year Note September Futures	09/2018	184	(22,115)	(14)	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	311	(39,881)	(333)	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	235	(34,075)	(989)	0	(7)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	165	(26,328)	(957)	10	0

Total Futures Contracts				$(2,235)	$34	$(7)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.138%	$3,500	$(62)	$2	$(60)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.540%	$9,800	$194	$(2)	$192	$0	$(3)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.862	5,700	17	18	35	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.823	6,600	40	16	56	2	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.557	3,500	523	(72)	451	0	(1)
Sherwin Williams Co.	1.000	Quarterly	06/20/2022	0.632	1,100	14	2	16	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.749	1,600	27	(10)	17	0	0

						$815	$(48)	$767	$3	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$458,500	$7,415	$(363)	$7,052	$232	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$109,300	$7,634	$(1,123)	$6,511	$91	$0

Total Swap Agreements						$15,802	$(1,532)	$14,270	$326	$(5)

(k)	Securities with an aggregate market value of $16,622 and cash of $7,625 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/27/2018	$75,300	$185	$7
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	21,400	45	2
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	5,400	562	115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	268
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	9,200	260	266
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	3,200	216	99
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	300
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	6,100	281	407
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	73
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	929	86
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	128
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	132

							$7,758	$1,883

Total Purchased Options							$7,758	$1,883

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018	$8,400	$(9)	$(5)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	14,400	(17)	(5)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	08/15/2018	1,900	(2)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018	5,800	(6)	(4)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	9,300	(9)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018	7,600	(8)	(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	13,300	(16)	(14)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	2,100	(4)	0
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	7,500	(10)	(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018	3,200	(3)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018	15,100	(16)	(13)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018	4,000	(6)	(4)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018	40,000	(51)	(13)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	4,900	(8)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018	7,500	(8)	(2)

						$(173)	$(74)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	11/27/2018	$5,300	$(50)	$(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	5,300	(67)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	5,300	(69)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	4,500	(45)	(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	23,800	(562)	(96)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(591)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	38,700	(260)	(491)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(137)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(514)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	26,900	(282)	(561)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	8,900	(11)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	8,900	(11)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(137)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	8,900	(11)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	8,900	(11)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(924)	(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(553)

							$(7,908)	$(3,258)

Total Written Options							$(8,081)	$(3,332)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	1.061%	$3,973	$(56)	$48	$0	$(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	500	(5)	(2)	0	(7)
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337	2,000	(100)	86	0	(14)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.821	600	(54)	38	0	(16)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	1,600	(15)	(9)	0	(24)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337	100	(5)	4	0	(1)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	0.944	900	(9)	10	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	1.691	2,000	(149)	120	0	(29)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	3,000	(26)	(19)	0	(45)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	1.533	2,300	(189)	178	0	(11)
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	1.337	2,300	(119)	103	0	(16)

							$(727)	$557	$1	$(171)

Total Swap Agreements							$(727)	$557	$1	$(171)

(m)

Securities with an aggregate market value of $1,149 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,345	$16,153	$39,498
Corporate Bonds & Notes
Banking & Finance	0	921,577	0	921,577
Industrials	0	704,343	0	704,343
Utilities	0	163,170	0	163,170
Municipal Bonds & Notes
California	0	2,438	0	2,438
Georgia	0	10,897	0	10,897
Illinois	0	1,728	0	1,728
Massachusetts	0	339	0	339
New York	0	352	0	352
Ohio	0	10,084	0	10,084
U.S. Government Agencies	0	46,410	0	46,410
U.S. Treasury Obligations	0	43,295	0	43,295
Non-Agency Mortgage-Backed Securities	0	773	0	773
Asset-Backed Securities	0	167	0	167
Sovereign Issues	0	25,785	0	25,785
Convertible Preferred Securities
Banking & Finance	16,612	0	0	16,612
Preferred Securities
Banking & Finance	0	3,180	0	3,180
Short-Term Instruments
Certificates of Deposit	0	6,996	0	6,996
Repurchase Agreements	0	1,164	0	1,164
Short-Term Notes	0	701	0	701
U.S. Treasury Bills	0	1,238	0	1,238
	$16,612	$1,967,982	$16,153	$2,000,747

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$75,328	$0	$0	$75,328

Total Investments	$91,940	$1,967,982	$16,153	$2,076,075

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	326	0	360
Over the counter	0	1,884	0	1,884
	$34	$2,210	$0	$2,244

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(54)	0	(61)
Over the counter	0	(3,503)	0	(3,503)

	$(7)	$(3,557)	$0	$(3,564)

Total Financial Derivative Instruments	$27	$(1,347)	$0	$(1,320)

Totals	$91,967	$1,966,635	$16,153	$2,074,755

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Credit Bond Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Aramark Services, Inc.
4.084% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,788	$4,788
Avolon Holdings Ltd.
4.088% (LIBOR03M + 2.000%) due 01/15/2025 ~	4,189	4,146
AWAS Aviation Capital Ltd.
4.587% (LIBOR03M + 2.250%) due 05/31/2019 «~	23,512	23,531
4.870% due 10/03/2021 «(h)	51,340	51,241
Castlelake Aircraft Securitization Trust
3.967% due 07/15/2042	14,490	14,373
CenturyLink, Inc.
4.844% (LIBOR03M + 2.750%) due 01/31/2025 ~	38,811	38,076
Charter Communications Operating LLC
4.100% (LIBOR03M + 2.000%) due 04/30/2025 ~	58,854	58,868
Crown Americas LLC
4.312% (LIBOR03M + 2.000%) due 01/29/2025 ~	3,900	3,910
Dell, Inc.
4.100% (LIBOR03M + 2.000%) due 09/07/2023 ~	978	974
Delos Finance SARL
4.084% (LIBOR03M + 1.750%) due 10/06/2023 ~	25,302	25,334
Delta Air Lines, Inc.
4.234% (LIBOR03M + 1.900%) due 09/30/2019 «~(h)	54,494	54,544
4.369% (LIBOR03M + 2.000%) due 05/09/2019 ~(h)	7,272	7,272
HCA, Inc.
3.844% (LIBOR03M + 1.750%) due 03/18/2023 ~	3,763	3,771
Hilton Worldwide Finance LLC
3.841% (LIBOR03M + 1.750%) due 10/25/2023 ~	7,025	7,029
Las Vegas Sands LLC
3.844% (LIBOR03M + 1.750%) due 03/27/2025 ~	158,821	157,938
Norwegian Air Shuttle
4.337% (LIBOR03M + 2.000%) due 06/24/2026 «~(h)	52,262	51,011
Rise Ltd.
4.750% due 02/15/2039 «~(h)	12,843	12,715
WR Grace & Co.
4.084% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,600	3,599

Total Loan Participations and Assignments (Cost $526,163)		523,120

CORPORATE BONDS & NOTES 75.5%
BANKING & FINANCE 24.7%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,600	1,633
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	3,575	3,568
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,549
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,081
American Express Co.
4.900% due 03/15/2020 •(f)	17,900	17,976
American Financial Group, Inc.
4.500% due 06/15/2047	36,200	34,322
American International Group, Inc.
3.875% due 01/15/2035	2,000	1,781
3.900% due 04/01/2026	6,900	6,682
4.375% due 01/15/2055	9,800	8,498
4.500% due 07/16/2044	40,700	37,998
4.700% due 07/10/2035	4,550	4,431
4.750% due 04/01/2048	1,100	1,064
4.800% due 07/10/2045	1,200	1,173
5.750% due 04/01/2048 •	3,100	3,061
American Tower Corp.
3.125% due 01/15/2027	8,200	7,339
3.375% due 10/15/2026	2,500	2,317
3.550% due 07/15/2027	8,000	7,452
4.400% due 02/15/2026	4,900	4,871
5.000% due 02/15/2024	2,250	2,335
Arch Capital Finance LLC
5.031% due 12/15/2046	4,100	4,301
AvalonBay Communities, Inc.
4.150% due 07/01/2047	7,200	6,996
AXA Equitable Holdings, Inc.
3.900% due 04/20/2023	800	794
4.350% due 04/20/2028	2,400	2,298
5.000% due 04/20/2048	28,600	26,427

Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		9,200	8,320
4.000% due 02/11/2023		1,900	1,893
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,241
Banco General S.A.
4.125% due 08/07/2027		5,850	5,480
Bank of America Corp.
3.248% due 10/21/2027		200	187
3.419% due 12/20/2028 •		100,451	94,667
3.500% due 04/19/2026		20,000	19,358
3.593% due 07/21/2028 •		16,700	15,956
4.000% due 04/01/2024		3,243	3,273
5.875% due 03/15/2028 •(f)		101,654	99,494
7.750% due 05/14/2038		15,700	21,323
Bank of America N.A.
6.000% due 10/15/2036		9,200	10,865
Bank of New York Mellon Corp.
4.950% due 06/20/2020 •(f)		5,700	5,835
Barclays Bank PLC
7.625% due 11/21/2022 (g)		52,050	56,129
14.000% due 06/15/2019 •(f)	GBP	18,400	26,889
Barclays PLC
4.972% due 05/16/2029 •		$32,200	31,950
BBVA Bancomer S.A.
6.500% due 03/10/2021		35,235	36,777
6.750% due 09/30/2022		12,500	13,353
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		4,045	4,208
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	28,326
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047		8,400	7,456
BNP Paribas S.A.
7.195% due 06/25/2037 •(f)		17,300	18,360
7.375% due 08/19/2025 •(f)(g)		16,400	16,790
BPCE S.A.
5.150% due 07/21/2024		2,900	2,943
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	17,304
Brookfield Finance, Inc.
4.700% due 09/20/2047		30,300	28,761
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	27,033
CBL & Associates LP
5.950% due 12/15/2026		3,900	3,289
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	29,463
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)		9,400	9,012
Citigroup, Inc.
3.200% due 10/21/2026		20,000	18,629
3.400% due 05/01/2026		2,800	2,661
3.668% due 07/24/2028 •		17,500	16,656
3.700% due 01/12/2026		22,377	21,717
4.075% due 04/23/2029 •		19,400	19,056
4.281% due 04/24/2048 •		7,600	7,211
4.750% due 05/18/2046		12,600	12,017
8.125% due 07/15/2039		72,588	102,342
CME Group, Inc.
4.150% due 06/15/2048		9,100	9,220
5.300% due 09/15/2043		1,125	1,323
Commonwealth Bank of Australia
3.900% due 07/12/2047		4,000	3,734
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	8,300	10,376
6.625% due 06/29/2021 •(f)(g)		9,800	12,896
6.875% due 03/19/2020 (g)		35,400	45,895
11.000% due 06/30/2019 •(f)		$10,950	11,771
Countrywide Capital
8.050% due 06/15/2027		3,180	3,976
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		30,100	30,416
8.375% due 10/13/2019 •(f)		4,770	4,985
Credit Suisse AG
6.500% due 08/08/2023 (g)		69,377	73,954
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,225
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	397
3.750% due 03/26/2025		18,150	17,477
3.800% due 09/15/2022		5,125	5,106
3.800% due 06/09/2023		3,500	3,459
4.550% due 04/17/2026		1,600	1,602
4.875% due 05/15/2045		9,775	9,676

Crown Castle International Corp.
4.450% due 02/15/2026		15,750	15,668
4.750% due 05/15/2047		1,600	1,513
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		15,000	15,188
Deutsche Bank AG
4.250% due 10/14/2021		88,485	87,181
Digital Realty Trust LP
3.700% due 08/15/2027		500	476
4.450% due 07/15/2028		18,900	18,989
Doctors Co.
6.500% due 10/15/2023		31,800	34,039
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		16,526	17,074
E*TRADE Financial Corp.
4.500% due 06/20/2028		4,300	4,310
Education Realty Operating Partnership LP
4.600% due 12/01/2024		2,000	2,010
EPR Properties
4.500% due 06/01/2027		2,825	2,702
4.950% due 04/15/2028		6,800	6,663
ERP Operating LP
4.500% due 07/01/2044		14,885	15,131
Essex Portfolio LP
3.625% due 05/01/2027		13,800	13,218
4.500% due 03/15/2048		3,900	3,786
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	19,765
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,220
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,411
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,208
First Union Capital
7.950% due 11/15/2029		1,000	1,268
FMR LLC
4.950% due 02/01/2033		6,200	6,706
5.150% due 02/01/2043		1,550	1,715
6.450% due 11/15/2039		500	620
Ford Holdings LLC
9.300% due 03/01/2030		14,575	18,947
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		125,089	121,326
Goldman Sachs Group, Inc.
3.720% (US0003M + 1.360%) due 04/23/2021 ~		72,500	74,111
3.750% due 02/25/2026		12,000	11,642
3.814% due 04/23/2029 •		7,700	7,324
4.000% due 03/03/2024		20,800	20,822
4.411% due 04/23/2039 •		10,300	9,890
4.800% due 07/08/2044		20,050	19,922
5.750% due 01/24/2022		15,400	16,482
5.950% due 01/15/2027		112	122
6.125% due 02/15/2033		7,400	8,470
6.250% due 02/01/2041		12,925	15,110
6.750% due 10/01/2037		124,500	148,146
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		21,200	21,062
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	20,266
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	11,760
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		7,800	7,803
Hartford Financial Services Group, Inc.
4.468% due 02/12/2067 •		3,600	3,411
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,720
HCP, Inc.
6.750% due 02/01/2041		$3,500	4,433
High Street Funding Trust
4.682% due 02/15/2048		4,200	4,200
Hospitality Properties Trust
4.375% due 02/15/2030		7,700	7,137
HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(f)	GBP	1,000	1,668
5.862% due 04/07/2020 •(f)		2,000	2,793
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	14,774
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)		4,800	7,290
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	5,941
3.900% due 05/25/2026		4,500	4,403
4.300% due 03/08/2026		21,131	21,199

5.250% due 09/16/2022 •(f)(g)	EUR	15,650	19,246
6.000% due 09/29/2023 •(f)(g)		24,745	32,419
6.100% due 01/14/2042		$8,650	10,483
6.250% due 03/23/2023 •(f)(g)		6,800	6,681
6.500% due 03/23/2028 •(f)(g)		54,000	51,908
6.500% due 09/15/2037		5,715	6,682
6.800% due 06/01/2038		4,300	5,187
7.000% due 04/07/2038	GBP	1,900	3,566
7.625% due 05/17/2032		$11,547	14,712
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,244
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		8,800	8,094
International Lease Finance Corp.
8.250% due 12/15/2020 (j)		500	552
8.625% due 01/15/2022		800	918
Intesa Sanpaolo SpA
3.875% due 01/12/2028		2,500	2,146
5.017% due 06/26/2024		7,400	6,723
6.500% due 02/24/2021		10,000	10,367
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	447
5.500% due 08/06/2022		6,900	7,021
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,113
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.897% due 01/23/2049 •		41,400	37,233
3.900% due 07/15/2025		900	897
4.032% due 07/24/2048 •		12,350	11,329
5.000% due 07/01/2019 •(f)		19,175	19,295
5.600% due 07/15/2041		21,340	24,185
5.829% (US0003M + 3.470%) due 07/30/2018 ~(f)		59,692	60,337
6.000% due 08/01/2023 •(f)		8,410	8,610
6.100% due 10/01/2024 •(f)		81,200	83,949
6.125% due 04/30/2024 •(f)		29,650	30,502
6.400% due 05/15/2038		40,278	49,453
6.750% due 02/01/2024 •(f)		26,742	29,115
Kilroy Realty LP
4.250% due 08/15/2029		12,400	12,150
Kimco Realty Corp.
4.450% due 09/01/2047		5,700	5,236
Legg Mason, Inc.
5.625% due 01/15/2044		2,100	2,191
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		5,670	6,945
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,425
4.344% due 01/09/2048		200	172
7.000% due 06/27/2019 •(f)(g)	GBP	2,800	3,773
Manulife Financial Corp.
5.375% due 03/04/2046		$2,600	2,948
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		9,000	8,787
4.350% due 01/30/2047		6,400	6,387
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		3,800	3,754
8.875% due 06/01/2039		5,084	7,968
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		11,000	11,124
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,553
MetLife, Inc.
5.250% due 06/15/2020 •(f)		19,650	20,039
5.875% due 03/15/2028 •(f)		6,800	6,923
9.250% due 04/08/2068		30,766	41,842
10.750% due 08/01/2069		3,132	4,831
Metropolitan Life Global Funding
2.650% due 04/08/2022		1,400	1,363
Mid-America Apartments LP
3.600% due 06/01/2027		300	288
4.300% due 10/15/2023		13,000	13,232
Morgan Stanley
3.591% due 07/22/2028 •		18,200	17,311
3.875% due 01/27/2026		22,995	22,650
6.375% due 07/24/2042		45,700	55,658
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		28,500	28,749
Nationwide Building Society
4.000% due 09/14/2026		9,400	8,792
4.302% due 03/08/2029 •		1,000	964
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	50,691
Navient Corp.
5.500% due 01/15/2019		2,200	2,220
5.625% due 08/01/2033		11,010	9,359
7.250% due 01/25/2022		23,096	24,251
8.000% due 03/25/2020		20,750	21,943

Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,155
4.875% due 04/15/2045		8,288	8,001
New York Life Global Funding
2.900% due 01/17/2024		913	885
New York Life Insurance Co.
5.875% due 05/15/2033		1,000	1,202
6.750% due 11/15/2039		12,750	16,930
Nippon Life Insurance Co.
5.100% due 10/16/2044 •		24,450	24,970
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/2047		10,340	9,484
6.063% due 03/30/2040		33,429	41,462
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	506
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		5,000	4,891
4.750% due 01/15/2028 (j)		8,800	8,497
5.250% due 01/15/2026		15,000	15,146
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,855
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	177,573
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	35,318
Pinnacol Assurance
8.625% due 06/25/2034 «(h)		24,000	24,916
Progressive Corp.
4.125% due 04/15/2047		7,900	7,747
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	12,712
5.200% due 03/15/2044 •		1,400	1,397
5.625% due 06/15/2043 •		7,000	7,228
5.700% due 12/14/2036		900	1,027
Prudential PLC
5.000% due 07/20/2055 •	GBP	1,900	2,538
Realty Income Corp.
4.650% due 03/15/2047		$2,750	2,780
Regency Centers LP
4.125% due 03/15/2028		1,100	1,089
4.400% due 02/01/2047		5,700	5,447
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	31,603
4.892% due 05/18/2029 •		20,000	19,939
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	4,994
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,438
3.823% due 11/03/2028 •		19,200	17,655
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,268
6.125% due 02/07/2022		17,000	17,797
Sompo International Holdings Ltd.
4.700% due 10/15/2022		3,000	3,062
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,257
State Bank of India
3.250% due 01/24/2022		22,000	21,424
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	6,800	9,434
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	997
Suzano Austria GmbH
7.000% due 03/16/2047		12,520	12,942
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	10,824
4.900% due 09/15/2044		25,100	26,461
6.850% due 12/16/2039		5,129	6,799
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	348	544
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,865
Travelers Cos., Inc.
4.050% due 03/07/2048		5,600	5,449
Trust F
6.950% due 01/30/2044		25,270	24,891
U.S. Bancorp
5.300% due 04/15/2027 •(f)		23,100	23,070
UBS AG
4.750% due 02/12/2026 •(g)	EUR	4,400	5,536
5.125% due 05/15/2024 (g)		$58,221	58,171
7.625% due 08/17/2022 (g)		95,000	105,108
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		400	397
4.125% due 04/15/2026		36,300	35,949

UDR, Inc.
3.500% due 07/01/2027	3,323	3,155
VEREIT Operating Partnership LP
3.950% due 08/15/2027	6,900	6,446
4.875% due 06/01/2026	1,900	1,897
Vonovia Finance BV
5.000% due 10/02/2023	2,200	2,245
Voya Financial, Inc.
4.700% due 01/23/2048 •	8,300	7,397
Washington Prime Group LP
5.950% due 08/15/2024	31,000	29,905
WEA Finance LLC
4.750% due 09/17/2044	1,309	1,332
Wells Fargo & Co.
3.000% due 04/22/2026	40,600	37,777
3.584% due 05/22/2028 •	33,900	32,505
3.900% due 05/01/2045	43,105	39,322
5.375% due 02/07/2035	4,900	5,426
5.375% due 11/02/2043	28,425	29,723
5.875% due 06/15/2025 •(f)	3,400	3,511
5.900% due 06/15/2024 •(f)	82,329	82,704
Wells Fargo Bank N.A.
5.850% due 02/01/2037	5,901	6,800
5.950% due 08/26/2036	800	929
6.600% due 01/15/2038	22,877	28,549
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,270
Welltower, Inc.
4.000% due 06/01/2025	12,100	11,881
6.500% due 03/15/2041	29,850	36,239
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	17,718
6.950% due 10/01/2027	4,500	5,359
7.375% due 03/15/2032	144,587	184,123
7.950% due 03/15/2025	850	1,023
8.500% due 01/15/2025	450	555
XLIT Ltd.
5.500% due 03/31/2045	12,450	12,961

		4,699,019

INDUSTRIALS 36.4%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,086
6.150% due 03/01/2037	600	705
6.150% due 02/15/2041	48,600	58,226
6.650% due 11/15/2037	2,031	2,527
6.900% due 08/15/2039	7,229	9,226
7.750% due 12/01/2045	4,773	6,745
AbbVie, Inc.
4.300% due 05/14/2036	23,400	22,448
4.400% due 11/06/2042	44,237	42,141
4.450% due 05/14/2046	33,650	32,278
4.500% due 05/14/2035	25,127	24,696
4.700% due 05/14/2045	25,700	25,572
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	7,262
Activision Blizzard, Inc.
4.500% due 06/15/2047	5,800	5,605
ADT Corp.
4.875% due 07/15/2032	81,830	64,441
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,024
Aetna, Inc.
4.750% due 03/15/2044	50	50
Air Canada Pass-Through Trust
4.125% due 11/15/2026	14,599	14,669
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,781
4.200% due 12/06/2047	12,200	11,124
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	8,423
Allergan Funding SCS
4.550% due 03/15/2035	14,400	13,693
4.850% due 06/15/2044	51,900	50,192
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,077
4.250% due 08/22/2057	48,800	48,299
4.950% due 12/05/2044	475	529
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,417	5,150
3.250% due 04/15/2030	948	904
3.700% due 04/01/2028	4,663	4,564
4.375% due 04/01/2024	638	638

Amgen, Inc.
4.400% due 05/01/2045	1,000	960
4.563% due 06/15/2048	19,983	19,625
4.663% due 06/15/2051	162,358	161,070
4.950% due 10/01/2041	5,650	5,807
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,049
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	12,527
7.000% due 11/15/2027	1,000	1,098
7.950% due 06/15/2039	50,000	65,910
Andeavor
4.500% due 04/01/2048	1,300	1,188
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	3,000	2,941
4.700% due 02/01/2036	100,000	101,584
4.900% due 02/01/2046	109,300	112,802
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	265
4.375% due 04/15/2038	14,400	14,016
4.439% due 10/06/2048	132	128
4.600% due 04/15/2048	5,900	5,808
4.750% due 04/15/2058	26,000	25,485
4.950% due 01/15/2042	4,000	4,163
Anthem, Inc.
3.125% due 05/15/2022	1,000	986
4.375% due 12/01/2047	13,900	12,939
4.550% due 03/01/2048	6,200	5,991
4.625% due 05/15/2042	11,000	10,693
5.100% due 01/15/2044	2,600	2,691
Apache Corp.
4.750% due 04/15/2043 (j)	500	476
5.100% due 09/01/2040	850	844
Apple, Inc.
3.200% due 05/11/2027	3,700	3,573
3.750% due 09/12/2047	31,100	29,197
3.850% due 08/04/2046	66,200	62,542
4.250% due 02/09/2047	18,576	18,871
4.375% due 05/13/2045	1,800	1,865
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	13,314
Arconic, Inc.
5.900% due 02/01/2027	1,900	1,924
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,268
Bacardi Ltd.
5.150% due 05/15/2038	1,200	1,135
5.300% due 05/15/2048	18,300	17,431
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	11,011
BAT Capital Corp.
4.390% due 08/15/2037	8,200	7,712
4.540% due 08/15/2047	10,800	10,116
Bayer U.S. Finance LLC
4.875% due 06/25/2048	9,500	9,628
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	15,750
Biogen, Inc.
5.200% due 09/15/2045	6,400	6,799
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	56,253
7.375% due 01/15/2040	40,000	51,604
Braskem America Finance Co.
7.125% due 07/22/2041	26,600	29,926
Braskem Netherlands Finance BV
4.500% due 01/10/2028	11,500	10,594
Broadcom Corp.
3.875% due 01/15/2027	50,700	48,023
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,556
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	39,344
4.450% due 03/15/2043	69,500	71,159
4.550% due 09/01/2044	2,400	2,498
4.900% due 04/01/2044	3,300	3,591
5.050% due 03/01/2041	11,900	13,202
5.150% due 09/01/2043	9,000	9,989
5.750% due 05/01/2040	15,720	18,651
6.200% due 08/15/2036	800	983
6.530% due 07/15/2037	1,500	1,867
7.290% due 06/01/2036	800	1,100
Campbell Soup Co.
4.150% due 03/15/2028	4,000	3,815
Canadian Pacific Railway Co.
6.125% due 09/15/2115	46,358	55,909

CBS Corp.
4.850% due 07/01/2042	14,534	13,889
4.900% due 08/15/2044	4,027	3,892
7.875% due 07/30/2030	7,800	9,644
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,837
Celgene Corp.
4.350% due 11/15/2047	7,664	6,793
4.550% due 02/20/2048	1,100	1,008
4.625% due 05/15/2044	5,341	4,972
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	8,791
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	142
5.250% due 06/15/2037	500	493
5.400% due 06/15/2047	22,000	21,600
6.750% due 11/15/2039	16,900	18,602
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	1,911
CH Robinson Worldwide, Inc.
4.200% due 04/15/2028	1,500	1,476
Charter Communications Operating LLC
5.375% due 05/01/2047	49,200	44,802
5.750% due 04/01/2048	2,300	2,233
6.384% due 10/23/2035	34,381	36,002
6.484% due 10/23/2045	38,419	40,599
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,545
Church & Dwight Co., Inc.
3.950% due 08/01/2047	5,900	5,338
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,270
4.375% due 06/01/2024	1,300	1,312
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,804
Comcast Corp.
3.969% due 11/01/2047	57,110	50,387
3.999% due 11/01/2049	143,297	126,877
4.049% due 11/01/2052	3,821	3,339
4.500% due 01/15/2043	2,600	2,462
4.650% due 07/15/2042	46,600	45,400
4.750% due 03/01/2044	1,600	1,578
5.650% due 06/15/2035	10,000	11,093
7.050% due 03/15/2033	6,275	7,805
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,134
Concho Resources, Inc.
4.850% due 08/15/2048 (a)	5,400	5,490
4.875% due 10/01/2047	7,979	8,069
Constellation Brands, Inc.
4.100% due 02/15/2048	10,200	9,105
4.500% due 05/09/2047	8,100	7,733
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,103	5,135
7.250% due 05/10/2021	11,699	12,270
Continental Resources, Inc.
4.900% due 06/01/2044	10,809	10,617
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,910
4.500% due 08/01/2047	28,470	27,767
5.625% due 10/18/2043	2,200	2,490
Cox Communications, Inc.
4.500% due 06/30/2043	22,991	19,548
4.700% due 12/15/2042	12,190	10,704
4.800% due 02/01/2035	15,800	14,581
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,486
4.500% due 04/04/2048	7,000	6,587
CVS Pass-Through Trust
4.163% due 08/11/2036	9,906	9,408
4.704% due 01/10/2036	1,483	1,457
5.773% due 01/10/2033	1,287	1,375
5.880% due 01/10/2028	3,635	3,861
5.926% due 01/10/2034	29,447	31,718
6.036% due 12/10/2028	1,905	2,030
6.943% due 01/10/2030	31,396	35,334
7.507% due 01/10/2032	78,829	92,525
8.353% due 07/10/2031	14,498	17,542
Dell International LLC
6.020% due 06/15/2026	64,900	68,333
8.100% due 07/15/2036	19,700	23,061
8.350% due 07/15/2046	33,350	40,260
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	937	986

Deutsche Telekom International Finance BV
4.750% due 06/21/2038	8,400	8,277
8.750% due 06/15/2030	70,000	92,914
9.250% due 06/01/2032	250	358
Discovery Communications LLC
3.300% due 05/15/2022	300	295
4.950% due 05/15/2042	800	751
5.200% due 09/20/2047	22,200	21,596
6.350% due 06/01/2040	3,900	4,287
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	823
DP World Ltd.
6.850% due 07/02/2037	33,320	38,111
Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,951
7.375% due 09/18/2043	25,700	28,405
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	32,247
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	6,906
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,555
Enbridge, Inc.
3.700% due 07/15/2027	400	380
4.500% due 06/10/2044	6,875	6,319
5.500% due 12/01/2046	3,017	3,230
Encana Corp.
5.150% due 11/15/2041	1,581	1,614
7.200% due 11/01/2031	11,096	13,411
Energy Transfer Partners LP
4.900% due 03/15/2035	26,073	23,904
5.150% due 02/01/2043	26,385	23,558
5.150% due 03/15/2045	30,986	27,650
5.300% due 04/15/2047	18,500	16,972
5.950% due 10/01/2043	1,788	1,750
6.050% due 06/01/2041	1,500	1,501
6.125% due 12/15/2045	38,400	38,505
6.500% due 02/01/2042	9,314	9,612
6.625% due 10/15/2036	11,177	11,921
7.500% due 07/01/2038	19,850	22,705
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	11,634
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,207
4.000% due 03/15/2033	6,100	6,112
5.000% due 07/15/2044	4,300	4,326
Enterprise Products Operating LLC
4.450% due 02/15/2043	92,195	87,013
4.850% due 08/15/2042	11,300	11,313
4.850% due 03/15/2044	40,955	40,888
4.950% due 10/15/2054	500	490
5.100% due 02/15/2045	24,850	25,657
5.250% due 08/16/2077 •	18,400	17,158
5.700% due 02/15/2042	5,600	6,203
5.750% due 03/01/2035	15,361	16,574
5.950% due 02/01/2041	7,163	8,095
6.125% due 10/15/2039	5,000	5,722
6.450% due 09/01/2040	4,995	6,005
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,599
Equinor ASA
5.100% due 08/17/2040	9,200	10,253
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	941
4.500% due 02/15/2045	2,067	1,954
7.000% due 10/15/2037	9,200	11,510
FedEx Corp.
3.875% due 08/01/2042	765	687
4.550% due 04/01/2046	18,300	17,812
4.750% due 11/15/2045	6,250	6,243
5.100% due 01/15/2044	2,600	2,734
Ford Motor Co.
8.900% due 01/15/2032	9,209	11,810
9.980% due 02/15/2047	5,300	7,830
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	24,600	24,695
GATX Corp.
5.200% due 03/15/2044	1,500	1,562
General Electric Co.
4.125% due 10/09/2042	42,200	39,251
4.500% due 03/11/2044	28,550	28,032
5.000% due 01/21/2021 •(f)	27,582	27,244
5.875% due 01/14/2038	24,551	27,908
6.750% due 03/15/2032	1,289	1,575
6.875% due 01/10/2039	7,868	9,975
General Motors Co.
5.150% due 04/01/2038	15,200	14,510
5.400% due 04/01/2048 (j)	1,760	1,676

Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,187
7.750% due 11/15/2029	1,600	2,144
8.875% due 05/15/2031	20,200	29,567
Gilead Sciences, Inc.
4.150% due 03/01/2047	12,000	11,486
4.600% due 09/01/2035	16,700	17,207
4.750% due 03/01/2046	7,700	7,960
4.800% due 04/01/2044	2,700	2,818
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	3,858
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,466
6.900% due 11/15/2037	100	113
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,110
5.125% due 03/31/2027	1,300	1,212
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	4,913
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	8,490	8,488
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,669
5.450% due 06/09/2044	33,900	35,948
GTL Trade Finance, Inc.
7.250% due 04/16/2044 (j)	15,200	15,466
GTP Acquisition Partners LLC
3.482% due 06/15/2050	7,500	7,328
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,098
Halliburton Co.
4.850% due 11/15/2035	7,500	7,773
6.700% due 09/15/2038	1,130	1,364
Harris Corp.
4.854% due 04/27/2035	2,150	2,199
HCA, Inc.
4.500% due 02/15/2027	8,800	8,305
4.750% due 05/01/2023	6,300	6,300
5.500% due 06/15/2047	6,300	5,796
5.875% due 03/15/2022	13,750	14,369
Heineken NV
4.000% due 10/01/2042	3,066	2,924
4.350% due 03/29/2047	17,000	16,850
Hess Corp.
6.000% due 01/15/2040	8,780	9,068
7.300% due 08/15/2031	2,129	2,479
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,111
Humana, Inc.
3.950% due 03/15/2027	900	886
4.800% due 03/15/2047	10,800	11,146
8.150% due 06/15/2038	1,000	1,420
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	196
4.250% due 07/21/2025	19,215	19,150
Intel Corp.
4.100% due 05/11/2047	5,400	5,393
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	900	813
International Paper Co.
4.350% due 08/15/2048	7,900	7,109
4.400% due 08/15/2047	6,800	6,198
4.800% due 06/15/2044	12,450	12,103
6.000% due 11/15/2041	7,400	8,191
8.700% due 06/15/2038	9,455	13,221
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,302
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	47,761
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	12,273
Kansas City Southern
4.300% due 05/15/2043	5,000	4,665
4.700% due 05/01/2048	19,600	19,048
4.950% due 08/15/2045	24,795	25,003
Kellogg Co.
4.500% due 04/01/2046	6,800	6,456
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	3,049
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	9,524
5.000% due 08/15/2042	5,500	5,131
5.000% due 03/01/2043	34,835	32,480
5.500% due 03/01/2044	2,250	2,241
5.625% due 09/01/2041	1,700	1,699
5.800% due 03/15/2035	10,942	11,211

6.375% due 03/01/2041	6,000	6,464
6.500% due 02/01/2037	12,219	13,219
6.500% due 09/01/2039	36,840	39,875
6.550% due 09/15/2040	30,300	33,374
6.950% due 01/15/2038	8,500	9,709
7.500% due 11/15/2040	22,967	27,278
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,382
7.800% due 08/01/2031	2,000	2,420
Kraft Heinz Foods Co.
4.375% due 06/01/2046	250	217
5.000% due 06/04/2042	13,250	12,684
5.200% due 07/15/2045	1,000	976
6.375% due 07/15/2028	650	729
6.500% due 02/09/2040	98,198	110,986
6.750% due 03/15/2032	5,025	6,023
6.875% due 01/26/2039	3,900	4,589
7.125% due 08/01/2039	36,043	43,846
Kroger Co.
7.500% due 04/01/2031	150	186
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	4,039
Leonardo U.S. Holdings, Inc.
6.250% due 01/15/2040	5,500	5,968
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,332
4.090% due 09/15/2052	8,609	8,183
4.500% due 05/15/2036	2,100	2,185
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	7,463
4.050% due 05/03/2047	19,740	18,703
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,319
Maple Escrow Subsidiary, Inc.
4.597% due 05/25/2028	5,400	5,428
4.985% due 05/25/2038	14,200	14,326
5.085% due 05/25/2048 (j)	7,300	7,382
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	5,279
Masco Corp.
4.375% due 04/01/2026	5,400	5,388
4.500% due 05/15/2047	2,039	1,790
5.950% due 03/15/2022	5,871	6,284
6.500% due 08/15/2032	3,614	4,044
7.750% due 08/01/2029	2,539	3,081
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,163
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,616
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,357
4.625% due 03/15/2045	24,750	26,276
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048	4,000	3,500
Microsoft Corp.
3.300% due 02/06/2027	23,500	23,219
3.450% due 08/08/2036	11,400	10,928
3.700% due 08/08/2046	86,900	84,570
4.100% due 02/06/2037	26,700	27,853
4.500% due 02/06/2057	22,900	24,905
4.750% due 11/03/2055	16,700	19,020
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	12,670	13,107
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	202
Monsanto Co.
4.200% due 07/15/2034	18,043	16,772
Moody’s Corp.
3.250% due 01/15/2028	3,723	3,520
5.250% due 07/15/2044	4,144	4,696
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,300	14,307
MPLX LP
4.700% due 04/15/2048	6,300	5,869
4.900% due 04/15/2058	6,300	5,614
Mylan NV
3.950% due 06/15/2026	6,100	5,841
5.250% due 06/15/2046	5,400	5,275
Mylan, Inc.
5.200% due 04/15/2048	28,900	27,870
5.400% due 11/29/2043	1,900	1,884
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	16,400	16,605
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	31,146
5.950% due 04/01/2041	52,000	58,640

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	23,617
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,189
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	13,570
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,352
7.500% due 07/30/2039	2,410	3,339
Noble Holding International Ltd.
5.250% due 03/15/2042	250	174
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,041
4.050% due 08/15/2052	8,710	7,971
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	13,466
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	10,960	10,471
NXP BV
3.875% due 09/01/2022	7,800	7,683
Occidental Petroleum Corp.
4.200% due 03/15/2048	7,400	7,384
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2018 (d)(f)	4,491	72
ONEOK Partners LP
6.125% due 02/01/2041	22,637	24,853
6.200% due 09/15/2043	40,000	45,025
6.650% due 10/01/2036	4,765	5,564
6.850% due 10/15/2037	8,494	10,115
Oracle Corp.
3.800% due 11/15/2037	8,405	7,961
3.900% due 05/15/2035	425	413
4.000% due 11/15/2047	78,180	73,952
4.125% due 05/15/2045	5,100	4,926
4.300% due 07/08/2034	1,450	1,480
4.375% due 05/15/2055	1,700	1,664
Owens Corning
4.300% due 07/15/2047	15,913	13,135
4.400% due 01/30/2048	12,600	10,552
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,358
Pertamina Persero PT
6.000% due 05/03/2042	5,000	4,987
6.450% due 05/30/2044	5,700	5,975
Petroleos Mexicanos
6.350% due 02/12/2048	125,896	114,565
6.375% due 01/23/2045	29,069	26,845
6.750% due 09/21/2047	100,226	95,515
Pfizer, Inc.
4.300% due 06/15/2043	400	409
4.400% due 05/15/2044	6,900	7,184
5.600% due 09/15/2040	33,365	39,411
7.200% due 03/15/2039	1,800	2,499
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,291
4.125% due 03/04/2043	2,575	2,404
4.250% due 11/10/2044	21,000	19,927
4.375% due 11/15/2041	12,700	12,231
4.875% due 11/15/2043	2,500	2,579
6.375% due 05/16/2038	11,235	13,603
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	253
7.200% due 01/15/2028	24,475	29,750
QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	15,557
4.800% due 05/20/2045	12,778	12,797
QVC, Inc.
4.375% due 03/15/2023	1,100	1,088
4.850% due 04/01/2024	18,100	17,979
5.125% due 07/02/2022	6,820	6,991
5.450% due 08/15/2034	35,700	33,043
5.950% due 03/15/2043	34,155	32,308
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,350
6.332% due 09/30/2027	3,535	3,866
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	6,973
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	12,429
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,744
6.875% due 04/15/2040	8,450	9,675
7.500% due 07/15/2038	25,640	30,383
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,255
4.350% due 04/15/2047	4,500	4,323

S&P Global, Inc.
4.500% due 05/15/2048	200	202
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	22,442
5.000% due 03/15/2027	36,700	37,306
5.625% due 03/01/2025	300	319
5.875% due 06/30/2026	8,356	8,973
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	6,793
Sky PLC
3.125% due 11/26/2022	4,200	4,120
3.750% due 09/16/2024	2,800	2,786
Southern Co.
4.250% due 07/01/2036	9,300	9,159
4.400% due 07/01/2046	19,705	19,298
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,804
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,336
6.700% due 01/23/2025	3,369	3,310
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	22,100	21,713
Standard Industries, Inc.
5.000% due 02/15/2027	1,580	1,477
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,042
4.950% due 01/15/2043	27,800	24,219
Tech Data Corp.
4.950% due 02/15/2027	7,100	6,978
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038	2,970	2,785
4.895% due 03/06/2048	17,000	15,716
5.213% due 03/08/2047	14,400	13,920
7.045% due 06/20/2036	27,468	33,089
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	1,826
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	386
Tesco PLC
6.150% due 11/15/2037	1,795	1,923
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,619	7,850
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,500	1,392
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,183
5.650% due 11/23/2043	23,336	25,261
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	15,241
5.500% due 09/01/2041	14,800	13,804
5.875% due 11/15/2040	5,000	4,903
6.550% due 05/01/2037	2,250	2,392
6.750% due 06/15/2039	52,495	56,091
7.300% due 07/01/2038	2,080	2,363
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,314
8.375% due 07/15/2033	18,720	23,155
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,702	6,738
TransCanada PipeLines Ltd.
4.875% due 05/15/2048	22,100	22,393
6.200% due 10/15/2037	3,484	3,992
7.250% due 08/15/2038	1,400	1,775
7.625% due 01/15/2039	10,020	13,171
Transcontinental Gas Pipe Line Co. LLC
5.400% due 08/15/2041	4,330	4,634
Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	961
4.875% due 08/15/2034	950	968
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	8,032	7,984
4.625% due 12/03/2026	3,085	3,159
7.125% due 04/22/2025	2,421	2,700
Union Pacific Corp.
4.100% due 09/15/2067	1,147	1,010
4.375% due 11/15/2065	2,500	2,336
United Airlines Pass-Through Trust
3.100% due 01/07/2030	31,350	29,780
3.450% due 01/07/2030	2,531	2,450
3.750% due 03/03/2028	5,401	5,376
4.000% due 10/11/2027	13,743	13,811
4.300% due 02/15/2027	15,754	16,094
United Parcel Service, Inc.
3.750% due 11/15/2047	23,000	21,214
UnitedHealth Group, Inc.
3.750% due 10/15/2047	8,100	7,470

4.625% due 11/15/2041		14,000	14,631
4.750% due 07/15/2045		10,099	10,806
5.800% due 03/15/2036		300	356
5.950% due 02/15/2041		4,700	5,826
6.625% due 11/15/2037		2,150	2,799
Vale Overseas Ltd.
6.250% due 08/10/2026		1,600	1,737
6.875% due 11/21/2036		30,460	34,350
6.875% due 11/10/2039 (j)		5,500	6,256
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		1,179	1,200
VMware, Inc.
3.900% due 08/21/2027		6,300	5,826
Warner Media LLC
4.650% due 06/01/2044		10,705	9,528
4.900% due 06/15/2042		3,000	2,768
5.350% due 12/15/2043		3,300	3,231
5.375% due 10/15/2041		5,000	4,910
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		9,100	8,943
Western Gas Partners LP
5.450% due 04/01/2044		2,600	2,458
WestRock RKT Co.
4.000% due 03/01/2023		8,350	8,458
Whirlpool Corp.
5.150% due 03/01/2043		21,075	21,814
Williams Cos., Inc.
8.750% due 03/15/2032		29,088	37,650
Williams Partners LP
4.900% due 01/15/2045		1,500	1,437
5.100% due 09/15/2045		7,225	7,157
6.300% due 04/15/2040		14,878	16,656
Woodside Finance Ltd.
3.650% due 03/05/2025		500	488
Wyeth LLC
5.950% due 04/01/2037		500	610
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	10,059
5.500% due 03/01/2025		126,050	124,159
Yara International ASA
4.750% due 06/01/2028		5,900	5,940
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,588
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,068

			6,935,702

UTILITIES 14.4%
Alabama Power Co.
3.850% due 12/01/2042		2,950	2,784
4.300% due 07/15/2048		8,700	8,864
5.200% due 06/01/2041		200	225
Ameren Illinois Co.
3.700% due 12/01/2047		3,700	3,465
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,435
American Water Capital Corp.
3.750% due 09/01/2047		5,000	4,624
4.300% due 12/01/2042		8,700	8,906
6.593% due 10/15/2037		150	197
Anadarko Finance Co.
7.500% due 05/01/2031		8,074	10,019
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,435
5.800% due 10/01/2035		2,176	2,555
6.375% due 04/01/2036		5,146	6,385
6.700% due 08/15/2037		3,600	4,683
7.000% due 04/01/2038		3,693	4,889
AT&T, Inc.
1.800% due 09/05/2026	EUR	600	705
3.150% due 09/04/2036		4,500	5,278
3.298% (US0003M + 0.950%) due 07/15/2021 ~		$9,600	9,696
4.300% due 02/15/2030		60,681	57,503
4.350% due 06/15/2045		51,977	44,211
4.500% due 03/09/2048		127,838	110,146
4.550% due 03/09/2049		111,619	96,804
4.750% due 05/15/2046		3,700	3,315
4.800% due 06/15/2044		111,400	101,366
5.150% due 03/15/2042		5,500	5,223
5.150% due 11/15/2046		39,100	36,941
5.150% due 02/15/2050		38,800	36,312
5.300% due 08/15/2058		24,190	22,592
5.350% due 09/01/2040		11,547	11,298
5.450% due 03/01/2047		23,200	22,837
6.000% due 08/15/2040		4,400	4,599

6.375% due 03/01/2041	22,200	24,262
8.250% due 11/15/2031	265	340
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045	580	595
5.950% due 05/15/2037	1,500	1,841
6.125% due 04/01/2036	10,154	12,543
BG Energy Capital PLC
5.125% due 10/15/2041	2,350	2,584
British Telecommunications PLC
9.625% due 12/15/2030	12,410	17,766
Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	398
Cleco Power LLC
6.000% due 12/01/2040	18,175	21,252
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	8,351
CMS Energy Corp.
4.700% due 03/31/2043	5,437	5,641
CNOOC Finance Ltd.
3.000% due 05/09/2023	20,750	20,034
3.875% due 05/02/2022	10,900	10,977
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,302
Connecticut Light & Power Co.
4.000% due 04/01/2048	1,300	1,296
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	15,000	14,936
4.625% due 12/01/2054	2,285	2,350
5.300% due 03/01/2035	900	1,008
5.500% due 12/01/2039	3,400	4,008
5.700% due 06/15/2040	5,000	5,965
6.200% due 06/15/2036	4,000	4,925
6.750% due 04/01/2038	9,950	13,171
Consumers Energy Co.
4.050% due 05/15/2048	8,100	8,099
DTE Electric Co.
3.950% due 06/15/2042	500	489
4.300% due 07/01/2044	9,150	9,424
Duke Energy Carolinas LLC
3.700% due 12/01/2047	9,500	8,859
3.950% due 03/15/2048	8,900	8,652
4.000% due 09/30/2042	3,500	3,434
4.250% due 12/15/2041	16,400	16,736
6.000% due 01/15/2038	50	62
Duke Energy Corp.
3.750% due 09/01/2046	17,850	15,866
3.950% due 08/15/2047	4,670	4,277
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	7,671
5.650% due 04/01/2040	7,400	9,017
Duke Energy Indiana LLC
4.900% due 07/15/2043	105	118
6.120% due 10/15/2035	6,724	8,343
Duke Energy Progress LLC
3.600% due 09/15/2047	36,600	33,522
4.100% due 03/15/2043	4,701	4,717
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	1,950	2,070
E.ON International Finance BV
6.650% due 04/30/2038	3,020	3,715
Electricite de France S.A.
4.875% due 01/22/2044	9,140	9,277
4.950% due 10/13/2045	4,855	4,992
6.000% due 01/22/2114	17,338	18,119
6.950% due 01/26/2039	17,208	21,850
Emera U.S. Finance LP
4.750% due 06/15/2046	11,300	11,161
Emera, Inc.
6.750% due 06/15/2076 •	9,100	9,510
Enable Midstream Partners LP
4.400% due 03/15/2027	800	758
5.000% due 05/15/2044	31,573	28,043
Enel Finance International NV
3.625% due 05/25/2027	7,900	7,237
4.750% due 05/25/2047	54,000	51,214
Exelon Corp.
5.625% due 06/15/2035	7,000	8,119
Exelon Generation Co. LLC
5.600% due 06/15/2042	16,164	16,294
6.250% due 10/01/2039	13,115	13,970
FirstEnergy Transmission LLC
4.350% due 01/15/2025	11,846	11,950
5.450% due 07/15/2044	10,100	11,337
Florida Power & Light Co.
3.700% due 12/01/2047	18,800	17,715
3.950% due 03/01/2048	1,000	983
4.050% due 10/01/2044	4,200	4,257

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,599
6.000% due 11/27/2023		17,825	18,605
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	12,600	16,975
4.950% due 02/06/2028		$11,600	11,203
5.999% due 01/23/2021		20,300	21,167
6.510% due 03/07/2022		32,275	34,293
Georgia Power Co.
4.750% due 09/01/2040		6,100	6,594
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,856
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	520
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,430
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,402
Kentucky Utilities Co.
5.125% due 11/01/2040		17,100	19,559
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	37,506
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,882
MidAmerican Energy Co.
3.650% due 08/01/2048		5,000	4,656
4.400% due 10/15/2044		500	516
5.800% due 10/15/2036		3,000	3,638
Monongahela Power Co.
5.400% due 12/15/2043		700	830
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,755
4.278% due 10/01/2034		9,000	9,319
NiSource, Inc.
3.950% due 03/30/2048		7,200	6,681
4.375% due 05/15/2047		11,100	10,815
5.650% due 02/01/2045		3,110	3,561
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		22,300	22,127
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		3,828	3,618
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		6,694	3,330
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,740	1,580
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		5,613	1,502
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	27,442
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,626
8.250% due 10/15/2038		1,000	1,478
Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	4,885
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	17,517
5.300% due 06/01/2042		600	693
7.250% due 01/15/2033		3,400	4,615
7.500% due 09/01/2038		4,615	6,560
ONEOK, Inc.
5.200% due 07/15/2048 (a)		17,900	18,268
Orange S.A.
9.000% due 03/01/2031		11,250	15,464
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,400	1,986
3.950% due 12/01/2047		20,800	17,851
4.250% due 03/15/2046		5,300	4,727
4.300% due 03/15/2045		3,700	3,340
4.450% due 04/15/2042		5,150	4,683
4.600% due 06/15/2043		85	79
4.750% due 02/15/2044		3,800	3,615
5.400% due 01/15/2040		800	816
5.800% due 03/01/2037		8,600	9,016
6.050% due 03/01/2034		5,630	6,095
6.250% due 03/01/2039		8,700	9,565
PacifiCorp
6.000% due 01/15/2039		200	250
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,959
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	606
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	15,644
6.850% due 06/05/2115		$16,000	13,504

Plains All American Pipeline LP
4.300% due 01/31/2043		12,925	10,707
4.500% due 12/15/2026		4,650	4,558
4.700% due 06/15/2044		28,955	25,511
4.900% due 02/15/2045		29,035	26,265
5.150% due 06/01/2042		62,520	56,973
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,233
Progress Energy, Inc.
6.000% due 12/01/2039		700	847
7.750% due 03/01/2031		400	533
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	5,495
5.764% due 07/15/2040		8,200	9,875
Rio Oil Finance Trust
9.750% due 01/06/2027		20,510	22,084
San Diego Gas & Electric Co.
4.150% due 05/15/2048		6,900	6,931
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	55,945
5.500% due 04/08/2044		40,500	41,518
Shell International Finance BV
3.625% due 08/21/2042		3,900	3,566
4.000% due 05/10/2046		400	388
4.125% due 05/11/2035		51,000	51,794
4.550% due 08/12/2043		11,450	12,133
Southern California Edison Co.
4.125% due 03/01/2048		5,000	4,738
6.000% due 01/15/2034		400	469
6.650% due 04/01/2029		600	724
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	10,520
5.875% due 03/15/2041		7,500	8,737
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	827
3.850% due 02/01/2048		20,000	18,546
6.200% due 03/15/2040		3,100	3,843
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,402
State Grid Overseas Investment Ltd.
4.250% due 05/02/2028		15,000	15,064
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,166
7.721% due 06/04/2038		17,800	19,224
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	8,947
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	22,927
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,041
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	13,869
4.522% due 09/15/2048		32,992	30,173
4.672% due 03/15/2055		223,159	198,840
5.012% due 08/21/2054		242,722	229,170
5.250% due 03/16/2037		1,100	1,132
Virginia Electric & Power Co.
3.800% due 09/15/2047		7,900	7,230
6.000% due 05/15/2037		400	489
Vodafone Group PLC
5.250% due 05/30/2048		4,000	4,006
6.150% due 02/27/2037		17,613	19,411
6.250% due 11/30/2032		2,650	2,978
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	266

			2,729,592

Total Corporate Bonds & Notes (Cost $14,400,848)			14,364,313

MUNICIPAL BONDS & NOTES 4.9%
CALIFORNIA 2.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	22,040
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	6,688
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	834
6.907% due 10/01/2050		28,895	42,382
7.043% due 04/01/2050		48,475	71,103
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040		2,220	2,835
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		4,500	6,041

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,178
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	21,791
7.350% due 11/01/2039	1,000	1,427
7.500% due 04/01/2034	4,840	6,812
7.550% due 04/01/2039	16,720	24,717
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	16,800	25,332
7.625% due 03/01/2040	7,575	11,199
7.950% due 03/01/2036	22,100	23,846
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,477
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,652
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,517
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	17,985	26,266
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,446
7.618% due 08/01/2040	5,200	7,680
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	581
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,076
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	8,740
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	5,935
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	123
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,742
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,250
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	663
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,113
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	14,941
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	5,786
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	33,843
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	586
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,382
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	441
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,094

		451,559

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,389	3,029
6.655% due 04/01/2057	44,030	55,252

		58,281

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,115
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	21,384
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	4,134
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	23,220	25,181
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	11,967
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,395
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	535	507

		67,683

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,402

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	461

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,095

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,425

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	514
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	15,005	21,170

		21,684

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,335

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,830
6.814% due 11/15/2040	18,085	24,328
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,135
5.508% due 08/01/2037	800	949
5.572% due 11/01/2038	9,000	10,771
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,410
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	562
5.389% due 03/15/2040	200	239
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,043
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,024
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	621
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	235
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	89,695
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,039

		162,881

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,312
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,435
7.734% due 02/15/2033	7,325	10,004
8.084% due 02/15/2050	50,725	82,369
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	73

		95,193

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,737

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,574
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	18,290

		36,864

Total Municipal Bonds & Notes (Cost $763,356)		926,600

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	10,894	10,857

3.500% due 07/01/2046 (j)	11,558	11,519
4.000% due 10/01/2040 - 09/01/2046	816	837
6.000% due 01/01/2023 - 06/01/2038	13	14
7.000% due 11/01/2026	11	12
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 07/01/2048 - 08/01/2048	99,800	96,625
3.500% due 07/01/2048 - 08/01/2048	610,800	607,203
Freddie Mac
3.587% due 08/15/2032 ~	17	17
Ginnie Mae
4.500% due 09/15/2033	12	13
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $724,784)		727,103

U.S. TREASURY OBLIGATIONS 20.7%
U.S. Treasury Bonds
2.250% due 08/15/2046 (n)	13	11
2.500% due 02/15/2045 (j)(n)	188,518	171,750
2.500% due 02/15/2046 (j)	213,985	194,400
2.500% due 05/15/2046 (j)	342,000	310,472
2.750% due 11/15/2042 (j)(l)	414,000	397,739
2.750% due 08/15/2047 (j)(n)	216,500	206,428
2.750% due 11/15/2047	101,412	96,684
2.875% due 05/15/2043 (l)(n)	28,000	27,481
2.875% due 08/15/2045 (j)(n)	105,207	103,029
3.000% due 05/15/2045 (j)	231,583	232,316
3.000% due 02/15/2048 (j)	396,484	397,491
3.125% due 02/15/2042 (j)(n)	251,000	257,589
3.125% due 02/15/2043 (l)	199,000	204,049
3.625% due 02/15/2044 (j)(l)(n)	302,675	337,364
5.375% due 02/15/2031 (l)	2,000	2,526
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (l)	69,730	68,523
0.375% due 01/15/2027 (l)	5,186	5,040
0.625% due 01/15/2026 (l)	68,328	67,975
1.750% due 01/15/2028 (l)	14,830	16,209
2.000% due 01/15/2026 (l)	18,430	20,198
2.375% due 01/15/2027 (l)	122,003	138,788
2.500% due 01/15/2029	24,623	28,955
3.875% due 04/15/2029	914	1,206
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(l)(n)	503,900	477,308
2.750% due 02/15/2028	57,539	57,033
2.875% due 05/15/2028	123,654	123,864

Total U.S. Treasury Obligations (Cost $4,007,505)		3,944,428

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	21,279
BCAP LLC Trust
2.304% due 11/26/2046 •	218	218
2.460% due 05/26/2035 •	251	250
Merrill Lynch Mortgage Investors Trust
2.988% due 03/25/2028 •	35	35
3.178% due 01/25/2029 •	100	100
Structured Adjustable Rate Mortgage Loan Trust
3.735% due 09/25/2034 ~	1,014	1,015

Total Non-Agency Mortgage-Backed Securities (Cost $24,829)		22,897

ASSET-BACKED SECURITIES 0.8%
AASET US Ltd.
3.844% due 01/16/2038	19,222	19,092
AIM Aviation Finance Ltd.
4.213% due 02/15/2040 ×	15,718	15,835
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	882	912
Business Jet Securities LLC
4.335% due 02/15/2033	5,975	5,989
Eagle Ltd.
2.570% due 12/15/2039	1,419	1,414
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	7,856	7,795
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	21,419	21,618
MAPS Ltd.
4.212% due 05/15/2043	10,267	10,318
METAL LLC
4.581% due 10/15/2042	21,717	22,103
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	16,646	16,804

SBA Tower Trust
3.869% due 10/15/2049 ×		11,400	11,532
Sprite Ltd.
4.250% due 12/15/2037		14,121	14,256

Total Asset-Backed Securities (Cost $146,209)			147,668

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	37,025
Colombia Government International Bond
6.125% due 01/18/2041		200	225
Israel Government International Bond
4.125% due 01/17/2048		13,300	12,606
Mexico Government International Bond
4.600% due 01/23/2046		4,171	3,848
4.600% due 02/10/2048		23,200	21,367
5.550% due 01/21/2045 (j)		19,780	20,744
5.750% due 10/12/2110		1,550	1,530
6.050% due 01/11/2040		1,238	1,368
Qatar Government International Bond
3.875% due 04/23/2023		700	701
5.103% due 04/23/2048		24,600	24,581
Saudi Government International Bond
3.250% due 10/26/2026		8,900	8,356
4.000% due 04/17/2025		500	498
4.500% due 10/26/2046		46,700	43,224
4.625% due 10/04/2047		25,700	24,018
5.000% due 04/17/2049		55,900	54,506
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	1,906
Uruguay Government International Bond
4.975% due 04/20/2055		$15,100	14,685

Total Sovereign Issues (Cost $286,490)			271,188

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)		20,200	25,441

Total Convertible Preferred Securities (Cost $24,500)			25,441

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		130,000	13,975
Public Storage
6.375% due 03/17/2019 (f)		75,000	1,958
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~		258,700	7,062
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)		58,300	1,571
Ventas Realty LP
5.450% due 03/15/2043		120,000	3,006

			27,572

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		11,150	277
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	907
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	712
Entergy Texas, Inc.
5.625% due 06/01/2064		483,816	12,564
SCE Trust
5.000% due 06/26/2022 (f)		724,700	16,980

5.750% (US0003M + 2.990%) due 03/15/2024 ~(f)	463,000	12,478

		43,918

Total Preferred Securities (Cost $69,115)		71,490

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.2%		41,305

U.S. TREASURY BILLS 0.1%
1.956% due 09/06/2018 - 10/04/2018 (c)(d)(n)	$9,754	9,706

Total Short-Term Instruments (Cost $51,011)		51,011

Total Investments in Securities (Cost $21,024,810)		21,075,259

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	82,807,696	818,637

Total Short-Term Instruments (Cost $818,668)		818,637

Total Investments in Affiliates (Cost $818,668)		818,637

Total Investments 115.0% (Cost $21,843,478)		$21,893,896
Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $94,121)		(67,633)
Other Assets and Liabilities, net (14.6)%		(2,790,460)

Net Assets 100.0%		$19,035,803

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$51,340	$51,241	0.27%
Delta Air Lines, Inc.	8.603	05/09/2019	05/05/2014	61,766	61,816	0.32
Norwegian Air Shuttle	4.337	06/24/2026	06/25/2014	52,262	51,011	0.27
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	24,916	0.13
Rise Ltd.	4.750	01/31/2021	02/11/2014-03/14/2017	12,853	12,715	0.07

				$202,221	$201,699	1.06%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	2.300%	06/29/2018	07/02/2018	$35,600	U.S. Treasury Notes 2.000% due 11/15/2026	$(36,295)	$35,600	$35,607
FICC	1.500	06/29/2018	07/02/2018	5,705	U.S. Treasury Notes 2.125% due 08/15/2021	(5,821)	5,705	5,705

Total Repurchase Agreements						$(42,116)	$41,305	$41,312

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(3,464)	$(3,458)
	(0.250)	01/23/2018	TBD	(3)	(978)	(977)
	1.000	03/23/2018	TBD	(3)	(2,087)	(2,093)
	1.700	06/18/2018	TBD	(3)	(1,662)	(1,663)
BOS	(1.000)	02/07/2018	TBD	(3)	(1,851)	(1,844)
BRC	0.950	06/18/2018	TBD	(3)	(7,013)	(7,016)
	1.700	06/18/2018	TBD	(3)	(19,355)	(19,368)
JML	1.250	06/18/2018	TBD	(3)	(497)	(497)
	1.350	06/18/2018	TBD	(3)	(2,225)	(2,226)
JPS	1.700	06/08/2018	07/05/2018		(4,230)	(4,235)
	1.700	06/13/2018	07/05/2018		(1,088)	(1,089)
	1.700	06/18/2018	07/05/2018		(201)	(201)
	1.850	06/01/2018	07/06/2018		(138,098)	(138,318)
	1.850	06/27/2018	07/11/2018		(224,045)	(224,102)
NOM	2.090	05/18/2018	07/18/2018		(11,217)	(11,246)
NXN	1.910	04/13/2018	07/12/2018		(90,750)	(91,135)
	1.990	05/03/2018	07/06/2018		(719,971)	(722,359)
	1.990	05/07/2018	07/05/2018		(972,691)	(975,703)
RCY	2.000	05/18/2018	07/06/2018		(157,599)	(157,993)

Total Reverse Repurchase Agreements						$(2,365,523)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	1.850%	06/29/2018	07/02/2018	$(35,553)	$(35,558)

Total Sale-Buyback Transactions					$(35,558)

(j)	Securities with an aggregate market value of $2,425,674 have been pledged as collateral under the terms of the above master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(2,336,959) at a weighted average interest rate of 1.866%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2018 Futures	$117.500	07/27/2018	1,389	$1,389	$(239)	$(22)
Call - CBOT U.S. Treasury 10-Year Note August 2018 Futures	120.500	07/27/2018	1,389	1,389	(344)	(456)

Total Written Options					$(583)	$(478)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	09/2020	202	$48,998	$(333)	$0	$(8)
U.S. Treasury 10-Year Note September Futures	09/2018	3,281	394,335	661	0	0
U.S. Treasury 30-Year Bond September Futures	09/2018	1,430	207,350	2,292	45	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	488	77,867	1,505	0	(30)

				$4,125	$45	$(38)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	03/2019	5,602		$(1,361,846)	$7,731	$0	$0
Euro-Bund 10-Year Bond September Futures	09/2018	1,234	EUR	(234,245)	(1,846)	0	(360)
U.S. Treasury 2-Year Note September Futures	09/2018	3,772		$(799,016)	2,133	118	0
U.S. Treasury 5-Year Note September Futures	09/2018	3,250		(369,256)	(37)	76	0

					$7,981	$194	$(360)

Total Futures Contracts					$12,106	$239	$(398)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.277%	$17,200	$(354)	$48	$(306)	$4	$0
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.258	31,600	(783)	207	(576)	4	0

						$(1,137)	$255	$(882)	$8	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.832%		$2,700	$29	$(16)	$13	$0	$(3)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.924		2,600	22	(16)	6	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.301		20,500	446	(61)	385	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397		7,600	173	(18)	155	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.540		3,900	83	(6)	77	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.607		7,600	149	(9)	140	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.695		4,000	69	(6)	63	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.768		17,050	243	(23)	220	0	(18)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.414		7,800	96	79	175	4	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.695		5,400	(3)	66	63	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.780		10,900	1,896	(355)	1,541	0	(6)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.955		4,160	781	(145)	636	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.556		5,300	1,179	(271)	908	0	(9)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.001		5,200	925	(49)	876	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.355		7,800	139	(27)	112	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.384		20,000	371	(68)	303	0	(3)
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.141		1,100	96	(29)	67	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.243		20,600	444	(97)	347	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.323		25,000	601	(106)	495	2	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.369		11,000	269	(50)	219	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.407		13,750	340	(64)	276	0	(3)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.470		16,550	400	(64)	336	3	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573		20,900	480	(98)	382	0	(4)
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.486		2,000	39	(9)	30	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.301		10,000	216	(44)	172	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.360		7,300	167	(31)	136	2	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.749		14,800	229	(69)	160	0	(4)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.832	EUR	2,000	38	(22)	16	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.601		$5,700	121	(59)	62	0	(3)

							$10,038	$(1,667)	$8,371	$14	$(70)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	547,200	$(16,964)	$6,584	$(10,380)	$0	$(253)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(237)	$84	$(153)	$3	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	11,349	(414)	102	(312)	0	(1)
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	65,000	(1,304)	(1,255)	(2,559)	0	(7)
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	534,600	10,714	(1,966)	8,748	229	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	81,001	1,805	(340)	1,465	44	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	2,421	(447)	1,974	54	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,544,600	32,927	(6,398)	26,529	852	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	5,722,700	96,541	(8,520)	88,021	2,890	0

					$142,453	$(18,740)	$123,713	$4,072	$(8)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019		$1,078,700	$649	$10,477	$11,126	$30	$0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	05/08/2023		47,400	(52)	4	(48)	0	(19)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		67,500	7,142	(439)	6,703	109	0
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	1,105,800	(153)	(1,844)	(1,997)	190	0
Pay (6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		382,200	(1)	(1,127)	(1,128)	108	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	12/19/2028		1,681,800	126	534	660	476	0
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	41,400	(580)	(956)	(1,536)	0	(65)
Receive	6-Month EUR-EURIBOR	1.250	Annual	12/19/2028		80,000	(1,372)	(1,094)	(2,466)	0	(134)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		16,500	317	(447)	(130)	0	(187)
Pay (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	253,100	162	2,354	2,516	0	(151)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		349,700	8,062	(5,847)	2,215	508	0
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		37,100	(1,856)	367	(1,489)	0	(35)
Pay (6)	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	(4,056)	(5,081)	0	(823)
Pay (6)	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	(4,539)	(4,298)	0	(882)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	28	(1,337)	0	(2)
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	(507)	(10,363)	31	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		3,168,600	(29)	(55)	(84)	0	(11)
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(614)	(596)	(1,210)	0	(45)
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	(80)	(108)	0	(6)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	(358)	(4,425)	0	(28)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	(230)	(230)	528	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	(107)	(20)	184	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	(224)	8	373	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	(86)	(86)	50	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	(368)	(368)	181	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,684,000	0	(240)	(240)	396	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023		18,100	(67)	(12)	(79)	4	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		2,832,800	0	(1,487)	(1,487)	669	0
Pay	28-Day MXN-TIIE	7.520	Lunar	04/18/2023		1,339,900	(98)	(874)	(972)	328	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		947,600	(18)	(20)	(38)	0	(371)
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	447	663	0	(10)

							$(3,947)	$(11,382)	$(15,329)	$4,165	$(2,769)

Total Swap Agreements							$130,443	$(24,950)	$105,493	$8,259	$(3,100)

(l)

Securities with an aggregate market value of $394,116 and cash of $18,155 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	PLN	16,090		$4,619	$323	$0
	07/2018		$18,828	PLN	64,785	0	(1,531)
	08/2018		1,460	MXN	28,711	0	(27)
	08/2018		2,357	ZAR	30,554	0	(140)
	08/2018	ZAR	46,656		$3,533	147	0
BPS	07/2018	JPY	395,251		3,639	69	0
	08/2018	HUF	882,346		3,402	266	0
	08/2018	MXN	427		22	1	0
BRC	08/2018		257,329		12,253	0	(593)
CBK	07/2018	GBP	61,774		81,843	316	0
	07/2018		$2,210	GBP	1,645	0	(39)
	07/2018		655	MXN	13,251	10	0
	07/2018		822	PLN	2,813	0	(70)
	08/2018	MXN	313,960		$15,896	223	0
	08/2018		$14,486	MXN	290,663	204	(180)
GLM	07/2018		2,771	GBP	2,058	0	(55)
	08/2018		1,503	MXN	29,798	0	(15)
	08/2018		11,999	ZAR	166,154	73	(14)
HUS	07/2018	PLN	29		$8	0	0
	08/2018		$1,154	MXN	23,568	23	0
	08/2018		1,506	ZAR	19,167	0	(115)
	08/2018	ZAR	63,145		$4,877	295	0
JPM	07/2018		$709	MXN	14,332	10	0
	07/2018		17,837	PLN	60,918	0	(1,572)
	08/2018		787	MXN	15,888	6	0
	08/2018		854	ZAR	11,553	1	(17)
	08/2018	ZAR	165,764		$12,989	960	0
MSB	07/2018	PLN	112,387		33,071	3,066	0
RBC	08/2018		$2,750	MXN	56,665	79	0
RYL	07/2018	PLN	10		$3	0	0
SCX	07/2018	GBP	5,734		7,623	55	0
SSB	08/2018		$5,463	MXN	114,286	242	0
TOR	07/2018		3,597	JPY	395,251	0	(27)
	08/2018	JPY	395,251		$3,605	28	0
UAG	07/2018	EUR	142,171		164,670	0	(1,357)
	07/2018		$165,082	EUR	142,171	945	0
	07/2018		84,366	GBP	63,805	0	(160)
	08/2018	EUR	142,171		$165,451	0	(937)
	08/2018	GBP	63,805		84,486	164	0
	08/2018		$664	ZAR	8,986	0	(12)

Total Forward Foreign Currency Contracts						$7,506	$(6,861)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$310,500	$737	$250
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020	407,400	2,988	2,482
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019	50,000	3,840	6,247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	50,700	1,511	1,680
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019	125,000	11,250	15,108
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019	52,600	2,525	3,425
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	27,000	1,274	1,763
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018	951,300	2,333	86
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	268,400	565	27
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	400	42	9
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	126,500	5,988	2,532
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	41,800	1,268	1,385
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	96,800	4,646	8,794
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	32,400	2,187	1,004
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	116,300	5,815	2,811
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019	44,900	1,976	4,270
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019	34,800	1,079	1,153
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	78,200	3,597	5,218
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	27,000	1,296	1,772
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019	28,500	1,639	532
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	77,300	6,768	642
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018	10,600	957	880
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	90,100	8,131	748
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	167,450	15,625	1,262
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	161,800	14,966	1,183
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019	150,000	10,800	17,328
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019	76,400	7,258	5,228
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019	70,800	3,767	6,432
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019	143,200	7,393	12,612

Total Purchased Options							$132,221	$106,863

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700%	07/18/2018		$78,400	$(86)	$(45)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		133,000	(160)	(44)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.700	08/15/2018		17,400	(22)	(27)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	08/15/2018		53,600	(54)	(36)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		87,000	(83)	(29)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	08/15/2018		70,100	(69)	(39)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		134,700	(157)	(148)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	1.000	08/15/2018	EUR	104,100	(204)	(81)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$20,300	(35)	(3)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	109,200	(224)	(273)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$70,000	(97)	(18)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	07/18/2018		34,200	(35)	(7)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	08/15/2018		127,300	(131)	(107)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	09/19/2018		37,000	(53)	(41)
CKL	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	09/19/2018	EUR	122,500	(309)	(461)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018		121,800	(255)	(305)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.750	07/18/2018		$104,000	(133)	(35)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		15,000	(25)	(2)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	45,700	(101)	(94)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	07/18/2018		$71,800	(79)	(19)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.950	09/19/2018	EUR	40,600	(84)	(84)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.725	07/18/2018		$48,000	(44)	(20)
MEI	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.900	09/19/2018	EUR	147,300	(292)	(369)

							$(2,732)	$(2,287)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$255,000	$(4,000)	$(10,667)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	218,000	(1,546)	(3,195)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019	625,000	(11,269)	(23,203)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	231,200	(2,525)	(4,824)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	119,000	(1,277)	(2,488)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	62,100	(737)	(286)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	38,800	(2,988)	(2,880)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	67,700	(636)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	66,400	(842)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	66,400	(863)	(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	56,500	(565)	(37)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	1,800	(43)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	647,700	(6,625)	(5,583)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	179,700	(1,268)	(2,633)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	486,000	(4,732)	(13,255)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	141,400	(2,194)	(1,389)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	581,500	(5,868)	(4,818)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	225,400	(1,976)	(6,147)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	149,600	(1,087)	(2,192)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	343,800	(3,610)	(7,173)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	118,700	(1,295)	(2,484)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	125,600	(1,641)	(512)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	07/11/2018	80,300	(100)	(49)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.085	07/11/2018	80,300	(100)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	340,900	(6,857)	(1,202)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018	118,900	(2,316)	(3,812)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.770	07/02/2018	83,300	(101)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/02/2018	83,300	(100)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	397,600	(8,133)	(1,402)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	1,449,650	(30,844)	(5,197)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019	750,000	(10,830)	(27,721)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019	382,000	(7,258)	(7,812)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019	1,076,000	(11,231)	(29,346)

							$(135,457)	$(170,449)

Total Written Options							$(138,620)	$(172,736)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	09/20/2019	0.821%	$60,400	$320	$(169)	$151	$0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.888	29,604	(95)	161	66	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	30,950	15	49	64	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	37,600	146	169	315	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.216	50,000	216	373	589	0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2022	1.061	72,250	(1,042)	901	0	(141)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.726	38,000	(2,102)	1,782	0	(320)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997	8,600	(353)	42	0	(311)
	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.656	10,000	9	108	117	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	1.538	4,625	(429)	389	0	(40)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363	1,000	(14)	(2)	0	(16)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.888	14,700	(24)	57	33	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	3,600	5	2	7	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	1.144	9,900	(463)	410	0	(53)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	10,000	(102)	(48)	0	(150)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	2.009	7,000	(861)	729	0	(132)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	50,000	194	226	420	0
CBK	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.888	114,500	163	91	254	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507	15,400	63	(3)	60	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.215	7,500	(48)	(16)	0	(64)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	25,850	(255)	(132)	0	(387)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997	2,900	(116)	11	0	(105)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.427	1,800	(110)	(3)	0	(113)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531	1,000	(83)	68	0	(15)
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	42,650	208	150	358	0
DUB	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.760	134,400	316	41	357	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.821	70,100	(284)	460	176	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.451	2,500	4	3	7	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507	19,400	(57)	133	76	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	44,100	150	220	370	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363	2,000	(26)	(6)	0	(32)
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.888	55,000	79	43	122	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	23,550	0	49	49	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	25,800	(239)	(147)	0	(386)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	1.726	800	(47)	40	0	(7)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	1.852	700	(78)	70	0	(8)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.584	5,400	(519)	432	0	(87)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.997	11,900	(486)	56	0	(430)
HUS	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	1.363	1,200	(16)	(3)	0	(19)
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.760	123,100	(1,412)	1,739	327	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	4,000	(4)	12	8	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507	16,400	8	56	64	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.722	10,750	(225)	293	68	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.337	63,800	(582)	(374)	0	(956)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	1.533	8,250	(593)	553	0	(40)
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.216	43,800	168	348	516	0
JPM	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	50,000	74	30	104	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507	52,300	209	(5)	204	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	4,300	19	17	36	0
MYC	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.760	30,100	(254)	334	80	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.821	12,200	(128)	159	31	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.909	40,600	75	9	84	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.507	8,950	35	0	35	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.171	102,300	479	379	858	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.198	24,500	363	(116)	247	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.216	58,000	251	432	683	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.531	3,100	(256)	211	0	(45)

							$(7,734)	$10,813	$6,936	$(3,857)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$30,700	$807	$(159)	$648	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(437)	128	0	(309)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	122,400	(6,174)	6,560	386	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	45	0	(8)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,016	113	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	447	0	(4)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	471	0	(638)
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	15,300	(811)	(767)	0	(1,578)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	399	0	(1,586)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	394	(4)	7	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,679	89	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,200	(312)	87	0	(225)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,300	(160)	26	0	(134)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	194	0	(34)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	208	11	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	581	0	(5)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(579)	0	(2,012)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	803	0	(1,249)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	83	0	(238)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	1,079	0	(1,297)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	117	0	(22)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	78	0	(14)

						$(21,606)	$13,503	$1,250	$(9,353)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.680%	Semi-Annual	11/14/2023	CLP	23,000,000	$0	$(371)	$0	$(371)
	Pay	6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024		73,072,000	0	(1,532)	0	(1,532)

								$0	$(1,903)	$0	$(1,903)

Total Swap Agreements								$(29,340)	$22,413	$8,186	$(15,113)

(n)

Securities with an aggregate market value of $75,457 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$330,078	$193,042	$523,120
Corporate Bonds & Notes
Banking & Finance	0	4,674,103	24,916	4,699,019
Industrials	0	6,935,702	0	6,935,702
Utilities	0	2,729,592	0	2,729,592
Municipal Bonds & Notes
California	0	451,559	0	451,559
Georgia	0	58,281	0	58,281
Illinois	0	67,683	0	67,683
Indiana	0	2,402	0	2,402
Kentucky	0	461	0	461
Massachusetts	0	4,095	0	4,095
Mississippi	0	4,425	0	4,425
New Jersey	0	21,684	0	21,684
New Mexico	0	6,335	0	6,335
New York	0	162,881	0	162,881
Ohio	0	95,193	0	95,193
Pennsylvania	0	14,737	0	14,737
Texas	0	36,864	0	36,864
U.S. Government Agencies	0	727,103	0	727,103
U.S. Treasury Obligations	0	3,944,428	0	3,944,428
Non-Agency Mortgage-Backed Securities	0	22,897	0	22,897
Asset-Backed Securities	0	147,668	0	147,668
Sovereign Issues	0	271,188	0	271,188
Convertible Preferred Securities
Banking & Finance	25,441	0	0	25,441
Preferred Securities
Banking & Finance	13,597	13,975	0	27,572
Utilities	43,011	907	0	43,918
Short-Term Instruments
Repurchase Agreements	0	41,305	0	41,305
U.S. Treasury Bills	0	9,706	0	9,706
	$82,049	$20,775,252	$217,958	$21,075,259

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$818,637	$0	$0	$818,637

Total Investments	$900,686	$20,775,252	$217,958	$21,893,896

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	239	8,259	0	8,498
Over the counter	0	122,555	0	122,555
	$239	$130,814	$0	$131,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(398)	(3,578)	0	(3,976)
Over the counter	0	(194,710)	0	(194,710)

	$(398)	$(198,288)	$0	$(198,686)

Total Financial Derivative Instruments	$(159)	$(67,474)	$0	$(67,633)

Totals	$900,527	$20,707,778	$217,958	$21,826,263

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$217,399	$0	$(9,368)	$(1)	$(2)	$(613)	$0	$(14,373)	$193,042	$(464)
Corporate Bonds & Notes
Banking & Finance	26,028	0	0	0	0	(1,112)	0	0	24,916	(1,112)
Industrials	7,262	0	0	0	0	66	0	(7,328)	0	0
Asset-Backed Securities	17,942	0	(354)	(2)	0	130	0	(17,716)	0	0

Totals	$268,631	$0	$(9,722)	$(3)	$(2)	$(1,529)	$0	$(39,417)	$217,958	$(1,576)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$180,328	Proxy Pricing	Base Price	96.180 - 100.043
	12,714	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes
Banking & Finance	24,916	Reference Instrument	OAS Spread	525.729 bps

Total	$217,958

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.8% ¤
CORPORATE BONDS & NOTES 32.1%
BANKING & FINANCE 22.5%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$482
2.500% due 10/30/2018	1,000	1,001
Air Lease Corp.
2.625% due 09/04/2018	905	905
American Express Credit Corp.
3.049% (US0003M + 0.730%) due 05/26/2020 ~	720	726
American International Group, Inc.
4.875% due 06/01/2022	138	145
American Tower Corp.
3.000% due 06/15/2023	1,700	1,631
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,496
Australia & New Zealand Banking Group Ltd.
2.995% (US0003M + 0.660%) due 09/23/2019 ~	1,600	1,608
Axis Bank Ltd.
3.250% due 05/21/2020	1,000	987
Bank of America Corp.
2.151% due 11/09/2020	1,000	978
3.108% due 03/05/2024 ~	700	698
3.359% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,011
3.499% due 05/17/2022 •	2,200	2,200
3.550% due 03/05/2024 •	1,700	1,683
Bank of Montreal
2.375% due 01/25/2019	700	699
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	582
2.450% due 11/27/2020	140	138
2.500% due 04/15/2021	200	196
2.600% due 08/17/2020	410	406
Barclays PLC
3.200% due 08/10/2021	900	883
3.250% due 01/12/2021	3,100	3,062
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,200
BPCE S.A.
2.250% due 01/27/2020	1,500	1,477
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	986
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,269
CC Holdings GS LLC
3.849% due 04/15/2023	970	962
Citigroup, Inc.
2.450% due 01/10/2020	700	692
2.500% due 09/26/2018	400	400
2.700% due 03/30/2021	2,000	1,962
3.320% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,019
3.750% due 06/16/2024	450	445
Citizens Bank N.A.
2.500% due 03/14/2019	400	399
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	688
2.250% due 03/13/2019	3,000	2,994
Cooperatieve Rabobank UA
2.792% due 04/26/2021 ~	3,000	3,004
Credit Suisse AG
3.000% due 10/29/2021	610	602
Credit Suisse Group AG
3.574% due 01/09/2023	1,500	1,470
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	648
3.125% due 12/10/2020	1,400	1,390
3.450% due 04/16/2021	400	399
3.800% due 06/09/2023	900	889
Deutsche Bank AG
2.500% due 02/13/2019	1,900	1,887
3.805% (US0003M + 1.450%) due 01/18/2019 ~	500	500
4.250% due 10/14/2021	800	788
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	500	500

3.200% due 01/15/2021	1,600	1,583
3.434% (US0003M + 1.080%) due 08/03/2022 ~	1,900	1,910
4.250% due 09/20/2022	400	404
General Motors Financial Co., Inc.
2.350% due 10/04/2019	2,000	1,984
3.550% due 04/09/2021	500	499
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	5,300	5,177
3.513% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,025
4.000% due 03/03/2024	1,200	1,201
5.375% due 03/15/2020	500	518
Guardian Life Global Funding
2.000% due 04/26/2021	700	677
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	250	245
2.400% due 06/15/2020	1,100	1,079
HSBC Bank PLC
4.125% due 08/12/2020	4,900	4,990
HSBC Holdings PLC
3.600% due 05/25/2023	600	594
3.950% due 05/18/2024 •	1,050	1,048
ING Groep NV
3.150% due 03/29/2022	800	786
International Lease Finance Corp.
6.250% due 05/15/2019	700	718
Jackson National Life Global Funding
2.250% due 04/29/2021	200	194
3.300% due 06/11/2021	2,100	2,098
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,643
2.400% due 06/07/2021	200	195
2.550% due 10/29/2020	550	542
4.250% due 10/15/2020	1,440	1,471
LeasePlan Corp. NV
2.875% due 01/22/2019	600	599
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,199
2.300% due 11/27/2018	225	225
2.700% due 08/17/2020	1,200	1,186
5.800% due 01/13/2020	1,100	1,142
Lloyds Banking Group PLC
3.130% due 06/21/2021 ~	1,200	1,200
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	997
Metropolitan Life Global Funding
2.756% (US0003M + 0.430%) due 12/19/2018 ~	600	601
Mizuho Bank Ltd.
2.400% due 03/26/2020	2,400	2,366
2.450% due 04/16/2019	1,200	1,196
Morgan Stanley
3.155% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,508
3.539% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,534
5.500% due 07/28/2021	1,400	1,482
7.300% due 05/13/2019	770	798
MUFG Bank Ltd
2.300% due 03/05/2020	900	886
2.350% due 09/08/2019	1,900	1,885
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	2,964
New York Life Global Funding
2.000% due 04/13/2021	1,000	966
Nissan Motor Acceptance Corp.
2.853% (US0003M + 0.520%) due 09/13/2019 •	400	402
3.150% due 03/15/2021	1,100	1,094
Nordea Bank AB
4.875% due 01/27/2020	800	822
Oversea-Chinese Banking Corp. Ltd.
2.771% due 05/17/2021 ~	2,500	2,508
PNC Bank N.A.
2.450% due 11/05/2020	280	275
Pricoa Global Funding
1.900% due 09/21/2018	1,200	1,198
2.550% due 11/24/2020	1,165	1,148
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,453
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,931
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,364
Royal Bank of Canada
2.200% due 07/27/2018	1,600	1,600
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	969
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,700	1,643

Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,580
3.125% due 01/08/2021	1,000	989
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,003
State Street Corp.
3.226% (US0003M + 0.900%) due 08/18/2020 ~	520	528
Sumitomo Mitsui Banking Corp.
2.050% due 01/18/2019	1,500	1,494
2.450% due 01/16/2020	1,600	1,582
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	870
Synchrony Financial
3.584% (US0003M + 1.230%) due 02/03/2020 ~	450	454
Toyota Motor Credit Corp.
2.795% (US0003M + 0.440%) due 10/18/2019 ~	700	703
2.950% due 04/13/2021	2,100	2,091
U.S. Bank N.A.
2.682% due 04/26/2021 ~	2,650	2,653
UBS AG
2.375% due 08/14/2019	1,650	1,640
2.450% due 12/01/2020	2,250	2,202
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,439
2.950% due 09/24/2020	710	703
Unum Group
3.000% due 05/15/2021	600	591
Waha Aerospace BV
3.925% due 07/28/2020	230	231
WEA Finance LLC
3.250% due 10/05/2020	400	399
Wells Fargo & Co.
3.286% (US0003M + 0.930%) due 02/11/2022 ~	600	606
3.469% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,383
3.661% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,218

		153,168

INDUSTRIALS 7.2%
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	765
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	101
American Airlines Pass-Through Trust
3.375% due 11/01/2028	427	413
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	990
Aptiv PLC
3.150% due 11/19/2020	400	397
Arrow Electronics, Inc.
4.500% due 03/01/2023	1,800	1,830
BAT Capital Corp.
2.297% due 08/14/2020	700	685
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,484
BMW U.S. Capital LLC
3.100% due 04/12/2021	3,300	3,281
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	916
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	161	163
CVS Health Corp.
3.125% due 03/09/2020	3,000	2,997
Daimler Finance North America LLC
2.250% due 07/31/2019	1,415	1,404
2.300% due 01/06/2020	1,500	1,481
Dell International LLC
5.450% due 06/15/2023	200	209
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,576
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	346
EMD Finance LLC
2.400% due 03/19/2020	200	197
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,205
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	109
Flex Ltd.
4.625% due 02/15/2020	700	711
GATX Corp.
2.500% due 03/15/2019	800	798
Georgia-Pacific LLC
5.400% due 11/01/2020	500	524
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,000	2,074

Hyundai Capital America
2.550% due 02/06/2019	500	498
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,089
Martin Marietta Materials, Inc.
2.825% due 12/20/2019 ~	2,000	2,004
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	233	243
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,337
Petroleos Mexicanos
4.875% due 01/24/2022	200	202
5.500% due 01/21/2021	180	186
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	479
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,104
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,106
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,706	1,691
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,255
Sutter Health
1.674% due 08/15/2053	3,130	3,126
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	300	310
5.877% due 07/15/2019	500	514
TransCanada PipeLines Ltd.
6.500% due 08/15/2018	300	301
Unilever Capital Corp.
2.200% due 03/06/2019	370	369
Union Pacific Corp.
2.250% due 02/15/2019	290	289
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019	500	495
Zimmer Biomet Holdings, Inc.
3.076% due 03/19/2021 ~	2,000	2,004

		49,258

UTILITIES 2.4%
AT&T, Inc.
2.975% due 06/01/2021 ~	2,500	2,511
3.200% due 03/01/2022	1,000	982
Dominion Energy, Inc.
2.930% due 05/15/2020 ~	1,800	1,802
Duke Energy Corp.
2.830% due 05/14/2021 ~	1,200	1,200
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	500	510
MidAmerican Energy Co.
2.400% due 03/15/2019	500	499
NextEra Energy Capital Holdings, Inc.
2.636% due 09/03/2019 ~	2,000	2,004
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	992
6.800% due 09/01/2018	1,200	1,208
Progress Energy, Inc.
4.400% due 01/15/2021	92	94
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,563
4.375% due 04/10/2024	500	511
Verizon Communications, Inc.
3.125% due 03/16/2022	1,000	986
3.376% due 02/15/2025	1,629	1,567

		16,429

Total Corporate Bonds & Notes (Cost $220,547)		218,855

MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.8%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	672
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	313
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	890
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,003

University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	245

		5,133

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	477

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	263

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	336

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,149

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	773

MICHIGAN 0.4%
Michigan State Revenue Bonds, (BABs), Series 2009
7.625% due 09/15/2027	3,000	3,033

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	2,210	2,173
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	518

		2,691

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.440% due 12/01/2023 ~	289	288

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	769
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	518

		1,287

Total Municipal Bonds & Notes (Cost $15,583)		15,430

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
1.250% due 08/23/2019	500	493
2.000% due 01/05/2022	6,200	6,046
2.331% (LIBOR01M + 0.240%) due 06/25/2037 ~	121	121
2.347% (LIBOR01M + 0.440%) due 12/25/2046 ~	2,354	2,360
2.357% (LIBOR01M + 0.450%) due 10/25/2046 ~	2,341	2,336
2.375% due 01/19/2023	2,400	2,358
2.407% (LIBOR01M + 0.500%) due 01/25/2047 ~	2,755	2,753
2.591% (LIBOR01M + 0.500%) due 11/25/2040 ~	363	366
2.601% (LIBOR01M + 0.510%) due 03/25/2041 ~	2,183	2,199
3.246% (US0006M + 1.574%) due 07/01/2034 ~	208	216
3.498% (H15T1Y + 2.221%) due 10/01/2037 ~	210	221
3.980% due 07/01/2021	710	727
5.500% due 04/01/2034 - 04/01/2039	289	313
Fannie Mae, TBA
3.000% due 08/01/2033	8,200	8,142
3.500% due 07/01/2033 - 08/01/2048	33,700	33,690
4.000% due 08/01/2048	16,800	17,103
4.500% due 08/01/2048	3,000	3,118
Federal Home Loan Bank
0.875% due 08/05/2019	750	737
2.625% due 05/28/2020	3,500	3,501
Freddie Mac
1.625% due 09/29/2020	2,100	2,055
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	2,492	2,490
2.407% (LIBOR01M + 0.500%) due 07/15/2041 ~	2,784	2,784
3.000% due 08/15/2046	2,090	2,064
3.954% (H15T1Y + 2.233%) due 06/01/2037 ~	244	257

Freddie Mac, TBA
3.500% due 07/01/2048	6,940	6,902
4.000% due 08/01/2048	22,700	23,098
Ginnie Mae
2.353% (US0001M + 0.470%) due 09/20/2065 ~	1,917	1,923
2.377% (US0001M + 0.460%) due 02/20/2067 ~	2,873	2,877
2.382% (LIBOR01M + 0.400%) due 11/20/2045 ~	1,014	1,012
2.437% (US0001M + 0.520%) due 10/20/2065 ~	2,438	2,455
2.457% (US0001M + 0.540%) due 07/20/2063 ~	1,093	1,097
2.487% (US0001M + 0.570%) due 06/20/2065 ~	1,675	1,682
2.497% (US0001M + 0.580%) due 06/20/2065 ~	1,055	1,060
2.567% (US0001M + 0.650%) due 11/20/2065 ~	1,930	1,937
2.687% (US0001M + 0.770%) due 02/20/2066 ~	1,444	1,452
2.917% (US0001M + 1.000%) due 01/20/2067 ~	2,292	2,348
Tennessee Valley Authority
2.250% due 03/15/2020	2,300	2,287

Total U.S. Government Agencies (Cost $146,229)		146,580

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Notes
1.000% due 11/30/2018	25,500	25,389
1.000% due 11/15/2019	14,400	14,119
1.125% due 01/31/2019	7,000	6,957
1.250% due 03/31/2019	8,000	7,939
1.375% due 09/30/2019	25,200	24,877
1.500% due 10/31/2019	83,000	81,980
1.500% due 07/15/2020 (c)	4,000	3,918
1.750% due 09/30/2022 (c)	1,700	1,635
1.875% due 07/31/2022	7,900	7,647
2.000% due 10/31/2022	3,200	3,107
2.125% due 12/31/2021	7,400	7,266
2.375% due 04/30/2020	39,700	39,599
2.375% due 04/15/2021	14,300	14,209

Total U.S. Treasury Obligations (Cost $240,640)		238,642

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
BANK
3.279% due 11/15/2054	1,700	1,649
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	2,000	2,003
Citigroup Commercial Mortgage Trust
3.297% due 10/12/2050	2,000	1,969
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	1,954
Great Wolf Trust
3.073% due 09/15/2034 •	1,500	1,503
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,224
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,077
JPMorgan Chase Commercial Mortgage Securities Corp.
2.873% (LIBOR01M + 0.800%) due 06/15/2032 •	1,500	1,500
JPMorgan Chase Commercial Mortgage Securities Trust
2.923% due 10/15/2032 •	1,800	1,801
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •	1,100	1,102
Motel 6 Trust
2.993% due 08/15/2034 •	1,075	1,077
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,243

Total Non-Agency Mortgage-Backed Securities (Cost $18,452)		18,102

ASSET-BACKED SECURITIES 8.2%
Apidos CLO
3.482% (US0003M + 1.120%) due 07/22/2026 •	600	600
Arbor Realty Collateralized Loan Obligation Ltd.
3.063% due 12/15/2027 •	2,000	1,996
Atlas Senior Loan Fund Ltd.
3.023% due 02/17/2026 •	1,500	1,497
Avery Point CLO Ltd.
3.460% (US0003M + 1.100%) due 04/25/2026 •	1,000	1,001
B&M CLO Ltd.
3.078% due 04/16/2026 •	1,600	1,596
Capital One Multi-Asset Execution Trust
2.523% (LIBOR01M + 0.450%) due 02/15/2022 •	900	903
Citibank Credit Card Issuance Trust
2.476% (LIBOR01M + 0.430%) due 09/10/2020 •	310	310
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •	1,000	1,000
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	2,409	2,414
3.141% (US0001M + 1.050%) due 05/25/2067 •	1,326	1,345

Emerson Park CLO Ltd.
3.328% (US0003M + 0.980%) due 07/15/2025 •	324	324
Evans Grove CLO Ltd.
3.239% due 05/28/2028 •	3,000	3,000
Figueroa CLO Ltd.
2.925% due 06/20/2027 •	2,000	1,999
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	111	111
Gallatin CLO Ltd.
3.398% due 07/15/2027 ~	900	900
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	51	51
Jamestown CLO Ltd.
3.218% due 01/15/2028 •	2,000	1,993
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •	1,400	1,398
Monroe Capital BSL CLO Ltd.
3.449% due 05/22/2027 •	1,050	1,049
Mountain Hawk CLO Ltd.
3.555% (US0003M + 1.200%) due 04/18/2025 •	600	601
Navient Student Loan Trust
2.411% (US0001M + 0.320%) due 07/25/2030 •	9	9
2.471% due 03/25/2067 •	3,000	3,001
Nelnet Student Loan Trust
2.691% (US0001M + 0.600%) due 03/25/2030 •	1,043	1,048
3.130% (US0003M + 0.800%) due 11/25/2048 •	314	318
3.140% (US0003M + 0.780%) due 07/27/2048 •	619	625
OHA Credit Partners Ltd.
3.369% (US0003M + 1.010%) due 10/20/2025 •	823	824
Seneca Park CLO Ltd.
3.473% (US0003M + 1.120%) due 07/17/2026 •	1,000	1,000
SLC Student Loan Trust
2.403% (US0003M + 0.060%) due 05/15/2029 •	1,362	1,347
2.441% (US0003M + 0.100%) due 09/15/2026 •	187	187
2.451% (US0003M + 0.110%) due 03/15/2027 •	357	356
2.503% (US0003M + 0.160%) due 05/15/2023 •	1,945	1,944
3.205% (US0003M + 0.875%) due 11/25/2042 •	494	501
SLM Student Loan Trust
2.450% (US0003M + 0.090%) due 01/26/2026 •	3,486	3,478
2.460% (US0003M + 0.100%) due 01/27/2025 •	596	596
2.460% (US0003M + 0.100%) due 04/25/2027 •	413	413
2.470% (US0003M + 0.110%) due 01/27/2025 •	309	309
2.470% (US0003M + 0.110%) due 10/27/2025 •	295	295
2.470% (US0003M + 0.110%) due 07/27/2026 •	4	4
2.480% (US0003M + 0.120%) due 01/25/2027 •	506	504
2.500% (US0003M + 0.140%) due 10/25/2028 •	3,000	2,991
2.570% (US0003M + 0.210%) due 04/25/2023 •	28	28
2.811% (LIBOR03M + 0.470%) due 12/15/2027 •	1,712	1,720
2.910% (US0003M + 0.550%) due 04/27/2026 •	1,283	1,287
Sudbury Mill CLO Ltd.
3.503% (US0003M + 1.150%) due 01/17/2026 •	798	799
Symphony CLO Ltd.
3.378% (US0003M + 1.030%) due 10/15/2025 •	836	837
Telos CLO Ltd.
3.623% (US0003M + 1.270%) due 01/17/2027 •	900	901
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •	2,570	2,573
3.218% due 10/15/2027 •	1,568	1,563
TICP CLO Ltd.
3.743% due 04/20/2028 •	1,000	993
Voya CLO Ltd.
3.080% due 07/25/2026 •	1,700	1,695

Total Asset-Backed Securities (Cost $56,176)		56,234

SOVEREIGN ISSUES 0.7%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,083
2.125% due 07/21/2020	1,600	1,573
Province of Quebec
2.375% due 01/31/2022	1,300	1,272
Qatar Government International Bond
5.250% due 01/20/2020	640	660

Total Sovereign Issues (Cost $4,669)		4,588

SHORT-TERM INSTRUMENTS 9.3%
COMMERCIAL PAPER 1.8%
Bank of Nova Scotia
2.350% due 07/18/2018	6,000	5,994

Toronto Dominion Bank
2.370% due 07/18/2018	6,200	6,194

		12,188

REPURCHASE AGREEMENTS (a) 7.5%		50,888

Total Short-Term Instruments (Cost $63,075)		63,076

Total Investments in Securities (Cost $765,371)		761,507

Total Investments 111.8% (Cost $765,371)		$761,507
Financial Derivative Instruments (b)(d) 0.0% (Cost or Premiums, net $2,363)		27
Other Assets and Liabilities, net (11.8)%		(80,273)

Net Assets 100.0%		$681,261

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$588	U.S. Treasury Notes 2.000% due 02/15/2022	$(601)	$588	$588
SGY	2.260	06/29/2018	07/02/2018	50,300	U.S. Treasury Bonds 3.000% due 05/15/2045	(51,261)	50,300	50,310

Total Repurchase Agreements						$(51,862)	$50,888	$50,898

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2018	728	$154,211	$158	$0	$(23)
U.S. Treasury 10-Year Note September Futures	09/2018	15	1,803	10	0	0

Total Futures Contracts				$168	$0	$(23)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.319%	$1,300	$30	$(4)	$26	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397	1,150	27	(4)	23	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.455	450	11	(2)	9	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.560	900	19	(5)	14	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.407	800	20	(4)	16	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.470	300	8	(2)	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573	300	7	(1)	6	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.360	1,400	34	(8)	26	1	0

						$156	$(30)	$126	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$18,500	$301	$(16)	$285	$9	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	12/21/2018	$16,400	$(76)	$(22)	$(98)	$0	$(1)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020	49,800	(825)	(176)	(1,001)	0	(4)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	26,100	1,007	70	1,077	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	10,600	585	34	619	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	15,700	772	645	1,417	15	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	8,000	446	54	500	8	0

						$1,909	$605	$2,514	$46	$(5)

Total Swap Agreements						$2,366	$559	$2,925	$56	$(6)

(c)	Securities with an aggregate market value of $2,773 and cash of $1,510 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.969%	$250	$(3)	$3	$0	$0

Total Swap Agreements							$(3)	$3	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$153,168	$0	$153,168
Industrials	0	49,258	0	49,258
Utilities	0	16,429	0	16,429
Municipal Bonds & Notes
California	0	5,133	0	5,133
Colorado	0	477	0	477
District of Columbia	0	263	0	263
Georgia	0	336	0	336
Idaho	0	1,149	0	1,149
Massachusetts	0	773	0	773
Michigan	0	3,033	0	3,033
New York	0	2,691	0	2,691
South Carolina	0	288	0	288
Washington	0	1,287	0	1,287
U.S. Government Agencies	0	146,580	0	146,580
U.S. Treasury Obligations	0	238,642	0	238,642
Non-Agency Mortgage-Backed Securities	0	18,102	0	18,102
Asset-Backed Securities	0	56,234	0	56,234
Sovereign Issues	0	4,588	0	4,588
Short-Term Instruments
Commercial Paper	0	12,188	0	12,188
Repurchase Agreements	0	50,888	0	50,888

Total Investments	$0	$761,507	$0	$761,507

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$56	$0	$56

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(23)	$(6)	$0	$(29)

Total Financial Derivative Instruments	$(23)	$50	$0	$27

Totals	$(23)	$761,557	$0	$761,534

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.3% ¤
CORPORATE BONDS & NOTES 38.2%
BANKING & FINANCE 26.7%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,000	$1,020
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,570
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,599
3.000% due 09/15/2023	300	284
American Express Credit Corp.
2.200% due 03/03/2020	2,700	2,665
2.833% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,219
2.885% (US0003M + 0.550%) due 03/18/2019 ~	500	502
2.929% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,023
American Honda Finance Corp.
1.600% due 07/13/2018	2,400	2,400
American Tower Corp.
3.000% due 06/15/2023	5,200	4,990
3.400% due 02/15/2019	500	501
Aviation Capital Group LLC
6.750% due 04/06/2021	300	324
Axis Bank Ltd.
3.250% due 05/21/2020	2,200	2,171
Bank of America Corp.
2.250% due 04/21/2020	4,520	4,459
3.108% (US0003M + 0.790%) due 03/05/2024 ~	3,500	3,491
3.300% due 01/11/2023	2,750	2,710
3.419% due 12/20/2028 •	1,003	945
4.000% due 04/01/2024	865	873
4.100% due 07/24/2023	300	305
4.125% due 01/22/2024	7,500	7,626
6.500% due 07/15/2018	1,000	1,001
Bank of Montreal
2.375% due 01/25/2019	1,300	1,298
Bank of New York Mellon Corp.
2.500% due 04/15/2021	200	196
3.191% (US0003M + 0.870%) due 08/17/2020 ~	250	253
Bank of Nova Scotia
2.350% due 10/21/2020	1,500	1,471
Bank One Corp.
7.625% due 10/15/2026	3,000	3,636
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	199
2.200% due 07/20/2020	5,000	4,886
Barclays PLC
3.200% due 08/10/2021	5,900	5,786
3.250% due 01/12/2021	2,000	1,976
3.650% due 03/16/2025	2,000	1,877
4.375% due 01/12/2026	1,500	1,461
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,022
BNP Paribas
2.700% due 08/20/2018	1,000	1,000
BNP Paribas S.A.
3.500% due 11/16/2027	2,000	1,858
5.000% due 01/15/2021	2,750	2,857
BOC Aviation Ltd.
3.413% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,729
BPCE S.A.
4.000% due 04/15/2024	600	602
4.625% due 07/11/2024	350	346
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	3,945
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	992
Citigroup, Inc.
2.350% due 08/02/2021	1,000	967
2.650% due 10/26/2020	2,870	2,827
3.320% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,038
3.400% due 05/01/2026	1,500	1,426
3.750% due 06/16/2024	1,300	1,286
4.500% due 01/14/2022	2,350	2,415

Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,134
2.500% due 03/14/2019	3,350	3,343
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	5,996
Cooperatieve Rabobank UA
3.125% due 04/26/2021	4,400	4,385
3.875% due 02/08/2022	2,925	2,966
4.625% due 12/01/2023	2,600	2,621
Corp. Andina de Fomento
8.125% due 06/04/2019	85	89
Credit Suisse AG
3.000% due 10/29/2021	4,000	3,948
3.625% due 09/09/2024	800	789
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	299
3.800% due 06/09/2023	8,400	8,300
4.550% due 04/17/2026	3,000	3,004
Deutsche Bank AG
4.250% due 10/14/2021	5,800	5,715
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	520	537
Duke Realty LP
3.875% due 02/15/2021	1,000	1,011
European Investment Bank
2.000% due 03/15/2021	3,200	3,134
Ford Motor Credit Co. LLC
3.434% (US0003M + 1.080%) due 08/03/2022 ~	3,900	3,921
3.664% due 09/08/2024	1,100	1,054
4.250% due 09/20/2022	1,100	1,110
4.375% due 08/06/2023	1,400	1,407
8.125% due 01/15/2020	2,300	2,465
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,289
3.550% due 04/09/2021	2,500	2,494
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	2,300	2,246
2.908% due 06/05/2023 •	6,500	6,274
3.625% due 01/22/2023	2,300	2,287
3.850% due 07/08/2024	1,100	1,091
3.919% (US0003M + 1.600%) due 11/29/2023 ~	975	1,008
4.000% due 03/03/2024	11,600	11,612
5.250% due 07/27/2021	1,250	1,314
5.750% due 01/24/2022	1,600	1,712
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,022
HSBC Bank PLC
4.125% due 08/12/2020	5,000	5,092
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	8,812
3.950% due 05/18/2024 •	4,300	4,291
4.000% due 03/30/2022	800	812
ING Bank NV
2.625% due 12/05/2022	6,450	6,312
5.800% due 09/25/2023	1,250	1,326
ING Groep NV
3.150% due 03/29/2022	3,200	3,142
3.484% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,035
International Lease Finance Corp.
8.250% due 12/15/2020	900	993
Itau CorpBanca
3.875% due 09/22/2019	900	904
Jackson National Life Global Funding
2.250% due 04/29/2021	500	486
3.300% due 06/11/2021	2,100	2,098
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,745
2.700% due 05/18/2023	800	768
3.625% due 05/13/2024	700	696
3.900% due 07/15/2025	4,800	4,785
4.250% due 10/15/2020	300	307
4.400% due 07/22/2020	2,700	2,765
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,443
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	5,995
2.300% due 11/27/2018	425	425
5.800% due 01/13/2020	3,200	3,322
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,875
3.574% due 11/07/2028 •	2,000	1,848
MassMutual Global Funding
2.500% due 10/17/2022	800	773
Mitsubishi UFJ Financial Group, Inc.
3.393% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,349

Mizuho Bank Ltd.
2.400% due 03/26/2020	7,000	6,899
2.450% due 04/16/2019	2,400	2,393
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	195
3.259% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,008
Morgan Stanley
3.700% due 10/23/2024	14,800	14,617
3.750% due 02/25/2023	1,000	1,001
4.000% due 07/23/2025	2,850	2,843
5.500% due 07/24/2020	3,000	3,132
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	493
MUFG Bank Ltd
2.300% due 03/05/2020	2,500	2,461
2.350% due 09/08/2019	4,900	4,862
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,581
3.625% due 06/20/2023	5,000	4,994
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	400	398
2.250% due 01/13/2020	4,000	3,944
2.853% due 09/13/2019 •	1,600	1,606
3.150% due 03/15/2021	4,700	4,672
Nordea Bank AB
4.875% due 01/27/2020	2,400	2,465
Nuveen Finance LLC
2.950% due 11/01/2019	1,500	1,495
PNC Bank N.A.
2.250% due 07/02/2019	1,000	995
2.450% due 11/05/2020	1,000	983
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,453
Protective Life Global Funding
2.161% due 09/25/2020	5,200	5,080
2.615% due 08/22/2022	5,200	5,020
Prudential Financial, Inc.
2.300% due 08/15/2018	530	530
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,701
Royal Bank of Canada
2.200% due 07/27/2018	3,400	3,400
Santander Holdings USA, Inc.
4.500% due 07/17/2025	400	393
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,746
3.823% due 11/03/2028 •	2,000	1,839
Santander UK PLC
2.375% due 03/16/2020	3,500	3,448
2.920% (US0003M + 0.620%) due 06/01/2021 ~	3,400	3,399
3.816% (US0003M + 1.480%) due 03/14/2019 ~	1,000	1,008
5.000% due 11/07/2023	2,500	2,545
Simon Property Group LP
3.375% due 10/01/2024	900	879
Societe Generale S.A.
3.661% due 04/08/2021 •	1,100	1,127
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,512
Sumitomo Mitsui Banking Corp.
1.950% due 07/23/2018	2,000	2,000
2.450% due 01/16/2020	4,700	4,647
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	5,893
2.934% due 03/09/2021	1,500	1,483
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,456
2.250% due 03/15/2021	1,200	1,174
Toyota Motor Credit Corp.
1.700% due 01/09/2019	2,000	1,992
2.743% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,505
2.795% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,319
UBS AG
2.375% due 08/14/2019	2,000	1,988
2.450% due 12/01/2020	5,000	4,894
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,180	4,968
2.950% due 09/24/2020	1,500	1,485
3.000% due 04/15/2021	4,600	4,531
Ventas Realty LP
3.100% due 01/15/2023	2,000	1,942
Waha Aerospace BV
3.925% due 07/28/2020	50	50
WEA Finance LLC
3.250% due 10/05/2020	500	499
Wells Fargo & Co.
2.550% due 12/07/2020	330	325

3.000% due 01/22/2021	300	298
3.000% due 02/19/2025	6,000	5,663
3.069% due 01/24/2023	1,500	1,459
3.286% (US0003M + 0.930%) due 02/11/2022 ~	600	606
3.300% due 09/09/2024	5,000	4,832
3.500% due 03/08/2022	300	299
3.661% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,024

		436,452

INDUSTRIALS 8.3%
AbbVie, Inc.
2.300% due 05/14/2021	300	292
3.200% due 11/06/2022	400	394
3.200% due 05/14/2026	200	187
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,601
Allergan Funding SCS
3.000% due 03/12/2020	1,496	1,489
3.850% due 06/15/2024	150	147
Altria Group, Inc.
2.850% due 08/09/2022	600	586
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,822	1,764
5.250% due 07/31/2022	235	243
Amgen, Inc.
1.900% due 05/10/2019	5,000	4,969
2.700% due 05/01/2022	100	97
3.875% due 11/15/2021	150	152
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	843
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,584
Apple, Inc.
2.850% due 05/06/2021	850	848
Aptiv PLC
3.150% due 11/19/2020	700	695
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,487
2.875% due 07/06/2022	1,000	964
BAT Capital Corp.
2.297% due 08/14/2020	2,000	1,958
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,484
Cigna Corp.
5.125% due 06/15/2020	800	826
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	464	466
4.750% due 07/12/2022	462	471
Crown Castle Towers LLC
3.720% due 07/15/2043 (a)	3,900	3,900
CVS Health Corp.
3.125% due 03/09/2020	8,000	7,993
CVS Pass-Through Trust
7.507% due 01/10/2032	1,378	1,618
Dell International LLC
5.450% due 06/15/2023	2,100	2,199
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,679
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	2,350	2,351
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,612
Enbridge, Inc.
2.900% due 07/15/2022	2,900	2,819
3.041% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,004
Energy Transfer Partners LP
6.700% due 07/01/2018	510	510
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	199
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,606
GATX Corp.
2.500% due 03/15/2019	1,900	1,896
3.083% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,005
General Electric Co.
2.700% due 10/09/2022	3,741	3,621
Goldcorp, Inc.
3.625% due 06/09/2021	250	250
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,479
6.850% due 02/15/2020	1,300	1,369
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,186
3.950% due 07/15/2025	2,600	2,530

Martin Marietta Materials, Inc.
2.825% (US0003M + 0.500%) due 12/20/2019 ~	2,300	2,304
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	810	847
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,507
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	996
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	6,979
3.000% due 05/20/2022	550	542
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,040
6.875% due 05/01/2020	2,300	2,442
Roche Holdings, Inc.
2.875% due 09/29/2021	900	892
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,882
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,699
SBA Tower Trust
2.877% due 07/10/2046	3,250	3,161
SES Global Americas Holdings GP
2.500% due 03/25/2019	2,600	2,589
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,463
2.400% due 09/23/2021	700	671
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	492
Sky PLC
9.500% due 11/15/2018	500	512
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	1,900	1,910
Spectra Energy Partners LP
3.018% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,986
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,088	3,060
Sutter Health
1.674% due 08/15/2053	4,000	3,995
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	5,500	5,676
Tencent Holdings Ltd.
3.375% due 05/02/2019	2,500	2,510
Unilever Capital Corp.
2.200% due 03/06/2019	1,155	1,152
Union Pacific Corp.
2.250% due 02/15/2019	445	444
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,683
3.875% due 10/15/2020	427	434
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	600	595
2.450% due 11/20/2019	559	553
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,327
Zimmer Biomet Holdings, Inc.
3.076% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,109

		135,825

UTILITIES 3.2%
AT&T, Inc.
2.625% due 12/01/2022	1,600	1,517
2.998% (US0003M + 0.650%) due 01/15/2020 ~	150	151
3.900% due 03/11/2024	200	197
4.100% due 02/15/2028	4,441	4,250
4.300% due 02/15/2030	3,849	3,647
4.450% due 04/01/2024	300	303
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,018
BP Capital Markets PLC
2.750% due 05/10/2023	2,200	2,130
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,476
Dominion Energy, Inc.
2.930% (US0003M + 0.600%) due 05/15/2020 ~	2,000	2,002
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,197
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,500	3,573
MidAmerican Energy Co.
2.400% due 03/15/2019	750	748
NextEra Energy Capital Holdings, Inc.
2.636% (US0003M + 0.315%) due 09/03/2019 ~	5,500	5,512
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	101

Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	73
3.250% due 06/15/2023	373	356
PECO Energy Co.
2.375% due 09/15/2022	1,000	966
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	109	112
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,067
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	733
2.500% due 09/13/2022	7,100	6,765
Verizon Communications, Inc.
3.376% due 02/15/2025	12,559	12,080

		51,974

Total Corporate Bonds & Notes (Cost $635,712)		624,251

MUNICIPAL BONDS & NOTES 3.9%
ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	1,250	1,250

CALIFORNIA 1.1%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	2,755	2,755
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,307
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,952
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	379
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	826
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	430
Municipal Improvement Corp., of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	251
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	739
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	733
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,078

		18,450

CONNECTICUT 0.1%
Connecticut State General Obligation Notes, Series 2012
1.696% due 10/15/2018	1,250	1,248

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,041

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,069

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,190

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,720

NEVADA 0.0%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	647

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	673
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,931
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,481

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,000
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	508
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,869
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,793

		18,255

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	225	229

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	105

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	990
2.609% due 12/01/2021	1,000	989

		1,979

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.440% (US0003M + 0.140%) due 12/01/2023 ~	1,089	1,089

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,109
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,408

		4,517

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,904
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	752
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	508

		3,164

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	1,260	1,256
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,073

		3,329

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	385

Total Municipal Bonds & Notes (Cost $65,009)		63,667

U.S. GOVERNMENT AGENCIES 57.1%
Fannie Mae
2.307% (LIBOR01M + 0.400%) due 11/25/2046 ~	1,637	1,637
2.327% (LIBOR01M + 0.420%) due 11/25/2046 - 12/25/2056 ~	12,562	12,586
2.331% (LIBOR01M + 0.240%) due 06/25/2037 ~	431	429
2.341% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,107	1,108
2.347% (LIBOR01M + 0.440%) due 12/25/2046 ~	10,299	10,323
2.357% (LIBOR01M + 0.450%) due 07/25/2046 - 10/25/2046 ~	12,120	12,097
2.360% (LIBOR01M + 0.400%) due 03/25/2036 ~	1,371	1,373
2.391% (LIBOR01M + 0.300%) due 12/25/2045 ~	696	697
2.407% (LIBOR01M + 0.500%) due 01/25/2047 ~	11,022	11,012
2.441% (LIBOR01M + 0.350%) due 03/25/2035 - 03/25/2046 ~	1,291	1,294
2.591% (LIBOR01M + 0.500%) due 11/25/2040 ~	1,297	1,305
2.654% due 05/25/2027	4,782	4,701
2.661% (LIBOR01M + 0.570%) due 06/25/2041 ~	445	450
2.771% (LIBOR01M + 0.680%) due 02/25/2041 ~	373	380
2.811% (LIBOR01M + 0.720%) due 07/25/2040 ~	2,514	2,557
2.821% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,044	1,061
2.841% (LIBOR01M + 0.750%) due 05/25/2040 ~	427	437
3.000% due 04/01/2043	1,173	1,146
3.246% (US0006M + 1.574%) due 07/01/2034 ~	595	617

3.498% (H15T1Y + 2.221%) due 10/01/2037 ~	629	664
3.500% due 03/01/2024 - 08/01/2045	11,867	11,947
3.820% due 09/01/2021	1,862	1,904
3.980% due 07/01/2021	2,500	2,561
5.000% due 04/01/2023 - 11/01/2044	6,979	7,442
5.500% due 04/01/2023 - 02/01/2042	2,783	3,005
Fannie Mae, TBA
3.000% due 07/01/2033 - 08/01/2033	35,800	35,551
3.500% due 07/01/2033 - 08/01/2048	215,200	214,798
4.000% due 08/01/2048 - 09/01/2048	44,500	45,275
4.500% due 08/01/2048	16,000	16,632
Federal Home Loan Bank
2.625% due 05/28/2020	7,700	7,703
Freddie Mac
1.625% due 09/29/2020	7,700	7,535
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	12,618	12,607
2.347% (LIBOR01M + 0.440%) due 07/15/2040 ~	8,387	8,374
2.373% (LIBOR01M + 0.300%) due 09/15/2035 ~	27	28
2.407% (LIBOR01M + 0.500%) due 07/15/2041 - 03/15/2042 ~	19,970	19,963
2.473% (LIBOR01M + 0.400%) due 02/15/2041 ~	501	504
2.523% (LIBOR01M + 0.450%) due 04/15/2041 ~	150	152
2.543% (LIBOR01M + 0.470%) due 11/15/2036 ~	145	146
2.623% (LIBOR01M + 0.550%) due 04/15/2041 ~	1,265	1,278
2.750% due 06/19/2023	8,000	7,973
2.864% due 10/25/2026	3,336	3,298
3.026% due 04/25/2027	1,974	1,957
3.065% due 08/25/2022	6,000	6,006
3.303% due 11/25/2027 ~	4,000	3,961
3.500% due 06/01/2044 - 03/01/2046	4,687	4,682
Freddie Mac, TBA
3.000% due 07/01/2048	68,000	65,788
3.500% due 07/01/2048	160,000	159,121
4.000% due 07/01/2048 - 08/01/2048	139,000	141,476
Ginnie Mae
2.307% (US0001M + 0.390%) due 10/20/2066 ~	451	452
2.353% (US0001M + 0.470%) due 09/20/2065 ~	7,666	7,692
2.367% (US0001M + 0.450%) due 08/20/2066 ~	297	298
2.382% (LIBOR01M + 0.400%) due 12/20/2045 ~	1,157	1,155
2.457% (US0001M + 0.540%) due 07/20/2063 ~	4,165	4,184
2.487% (US0001M + 0.570%) due 06/20/2065 ~	6,867	6,897
2.567% (US0001M + 0.650%) due 11/20/2065 - 06/20/2066 ~	17,458	17,539
2.597% (US0001M + 0.680%) due 08/20/2061 - 03/20/2062 ~	229	229
2.647% (US0001M + 0.730%) due 09/20/2063 ~	464	468
2.667% (US0001M + 0.750%) due 10/20/2063 - 09/20/2065 ~	726	736
2.687% (US0001M + 0.770%) due 02/20/2066 ~	4,511	4,536
2.837% (US0001M + 0.920%) due 07/20/2065 ~	405	412
2.867% (US0001M + 0.950%) due 12/20/2066 ~	8,320	8,499
2.917% (US0001M + 1.000%) due 01/20/2067 ~	8,616	8,828
3.500% due 09/20/2045	6,860	6,904
Tennessee Valley Authority
2.250% due 03/15/2020	6,000	5,966

Total U.S. Government Agencies (Cost $930,984)		932,336

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Notes
1.500% due 10/31/2019	45,000	44,447
1.875% due 08/31/2024	9,100	8,632
2.000% due 12/31/2021 (g)	21,300	20,826
2.000% due 10/31/2022	38,000	36,895
2.000% due 04/30/2024	15,700	15,039
2.250% due 02/15/2027	20,000	19,084
2.375% due 05/15/2027	12,600	12,131
2.500% due 01/31/2025 (e)	10,300	10,111

Total U.S. Treasury Obligations (Cost $171,423)		167,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
BANK
3.279% due 11/15/2054	5,300	5,142
CD Mortgage Trust
3.317% due 05/10/2050	3,000	2,977
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	5,000	5,007
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	4,000	3,960
3.962% due 03/10/2051	4,800	4,930
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,056
3.796% due 08/10/2047	3,250	3,298
Great Wolf Trust
3.073% due 09/15/2034 •	5,000	5,009
GS Mortgage Securities Corp.
3.419% due 10/10/2032	5,000	4,982
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	3,877
3.871% due 07/10/2046 ~	7,000	7,151

Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,313
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,511
3.639% due 11/15/2047	3,000	3,020
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	292
3.242% due 10/15/2050	3,900	3,818
JPMorgan Chase Commercial Mortgage Securities Corp.
2.873% due 06/15/2032 •	3,000	3,001
JPMorgan Chase Commercial Mortgage Securities Trust
2.923% due 10/15/2032 •	5,900	5,904
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •	4,150	4,158
Motel 6 Trust
2.993% due 08/15/2034 •	3,911	3,916
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,686
3.504% due 12/15/2050	8,400	8,349
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	242
2.991% due 02/15/2048	250	247
3.306% due 05/15/2048	250	250
3.395% due 10/15/2050	3,400	3,361
3.461% due 07/15/2058	1,000	1,005

Total Non-Agency Mortgage-Backed Securities (Cost $96,677)		94,462

ASSET-BACKED SECURITIES 9.9%
Ally Auto Receivables Trust
1.380% due 10/15/2019	1,684	1,683
Apidos CLO
3.482% due 07/22/2026 •	2,200	2,201
Arbor Realty Collateralized Loan Obligation Ltd.
3.063% due 12/15/2027 •	6,800	6,787
Avery Point CLO Ltd.
3.460% due 04/25/2026 •	3,400	3,403
B&M CLO Ltd.
3.078% due 04/16/2026 •	4,500	4,489
BMW Vehicle Lease Trust
1.640% due 07/22/2019	3,248	3,242
Capital One Multi-Asset Execution Trust
2.523% due 02/15/2022 •	2,500	2,507
Chase Issuance Trust
1.840% due 04/15/2022	1,700	1,669
Citibank Credit Card Issuance Trust
2.476% due 09/10/2020 •	1,550	1,551
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •	3,800	3,799
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •	6,938	6,954
3.141% due 05/25/2067 •	5,040	5,111
Emerson Park CLO Ltd.
3.328% due 07/15/2025 •	1,297	1,298
Figueroa CLO Ltd.
2.925% due 06/20/2027 •	2,000	1,999
Ford Credit Auto Lease Trust
2.213% due 11/15/2019 •	2,710	2,710
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	667	667
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~	3,500	3,501
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	307	307
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •	3,400	3,396
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	3,900	3,891
Mountain Hawk CLO Ltd.
3.555% due 04/18/2025 •	2,200	2,202
Navient Student Loan Trust
2.391% due 07/26/2066 •	1,664	1,665
2.411% due 07/25/2030 •	42	42
2.471% due 03/25/2067 •	8,000	8,004
2.491% due 07/26/2066 •	1,051	1,051
2.891% due 07/26/2066 •	5,152	5,207
Nelnet Student Loan Trust
2.440% due 08/23/2027 •	6,551	6,544
2.691% due 03/25/2030 •	3,874	3,893
3.130% due 11/25/2048 •	1,178	1,191
3.140% due 07/27/2048 •	2,326	2,350
OHA Credit Partners Ltd.
3.369% due 10/20/2025 •	2,799	2,801
Seneca Park CLO Ltd.
3.473% due 07/17/2026 •	3,400	3,401

SLC Student Loan Trust
2.403% due 05/15/2029 •	4,561	4,513
2.441% due 09/15/2026 •	825	824
2.451% due 03/15/2027 •	1,355	1,351
3.205% due 11/25/2042 •	1,512	1,531
SLM Student Loan Trust
2.460% due 04/25/2027 •	1,569	1,568
2.470% due 10/27/2025 •	1,145	1,145
2.470% due 07/27/2026 •	22	22
2.470% due 01/25/2027 •	1,099	1,098
2.480% due 01/25/2027 •	1,855	1,849
2.500% due 10/25/2028 •	9,100	9,073
2.570% due 04/25/2023 •	162	163
2.811% due 12/15/2027 •	5,707	5,732
2.910% due 04/27/2026 •	5,025	5,040
2.910% due 01/25/2028 •	7,820	7,848
2.960% due 10/25/2029 •	3,600	3,607
Sudbury Mill CLO Ltd.
3.503% due 01/17/2026 •	2,958	2,961
Symphony CLO Ltd.
3.378% due 10/15/2025 •	3,099	3,101
Telos CLO Ltd.
3.623% due 01/17/2027 •	3,100	3,103
TICP CLO Ltd.
3.743% due 04/20/2028 •	3,400	3,375
Voya CLO Ltd.
3.080% due 07/25/2026 •	4,800	4,785

Total Asset-Backed Securities (Cost $161,919)		162,205

SOVEREIGN ISSUES 0.5%
Japan Bank for International Cooperation
2.125% due 06/01/2020	2,800	2,757
Province of Quebec
2.375% due 01/31/2022	4,700	4,599

Total Sovereign Issues (Cost $7,495)		7,356

SHORT-TERM INSTRUMENTS 14.7%
COMMERCIAL PAPER 0.9%
Bank of Nova Scotia
2.350% due 07/18/2018	8,000	7,992
Toronto Dominion Bank
2.370% due 07/18/2018	7,500	7,492

		15,484

REPURCHASE AGREEMENTS (d) 13.8%		225,866

U.S. TREASURY BILLS 0.0%
1.921% due 09/27/2018 (b)(c)	246	245

Total Short-Term Instruments (Cost $241,595)		241,595

Total Investments in Securities (Cost $2,310,814)		2,293,037

Total Investments 140.3% (Cost $2,310,814)		$2,293,037
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $8,286)		119
Other Assets and Liabilities, net (40.3)%		(659,172)

Net Assets 100.0%		$1,633,984

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	2.180%	06/29/2018	07/02/2018	$75,000	U.S. Treasury Bonds 3.000% due 05/15/2045	$(76,554)	$75,000	$75,014
FICC	1.500	06/29/2018	07/02/2018	366	U.S. Treasury Notes 2.000% due 02/15/2022	(374)	366	366
MBC	2.070	06/28/2018	07/05/2018	75,000	U.S. Treasury Notes 1.000% due 11/30/2018	(77,419)	75,000	75,017
	2.260	06/29/2018	07/02/2018	75,500	U.S. Treasury Notes 2.875% due 04/30/2025	(77,906)	75,500	75,514

Total Repurchase Agreements						$(232,253)	$225,866	$225,911

(e)	Securities with an aggregate market value of $594 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	1,103	$125,320	$193	$0	$(26)
U.S. Treasury 10-Year Note September Futures	09/2018	1,214	145,908	1,033	0	0

				$1,226	$0	$(26)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2018	61	$(9,733)	$(371)	$4	$0

Total Futures Contracts				$855	$4	$(26)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.319%	$650	$15	$(2)	$13	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.397	8,400	189	(18)	171	0	(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.455	3,200	70	(3)	67	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.587	4,600	10	54	64	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.573	100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.360	1,300	30	(6)	24	1	0

						$316	$25	$341	$1	$(3)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$31,100	$507	$(28)	$479	$16	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$93,800	$(1,687)	$(199)	$(1,886)	$0	$(7)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	43,200	1,667	115	1,782	25	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	113,400	6,703	(78)	6,625	91	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	16,800	778	739	1,517	15	0

						$7,461	$577	$8,038	$131	$(7)

Total Swap Agreements						$8,284	$574	$8,858	$148	$(10)

(g)	Securities with an aggregate market value of $10,604 and cash of $2,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.540%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.227	200	1	1	2	0

Total Swap Agreements							$2	$1	$3	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$436,452	$0	$436,452
Industrials	0	135,825	0	135,825
Utilities	0	51,974	0	51,974
Municipal Bonds & Notes
Arizona	0	1,250	0	1,250
California	0	18,450	0	18,450
Connecticut	0	1,248	0	1,248
Florida	0	1,041	0	1,041
Georgia	0	1,069	0	1,069
Idaho	0	4,190	0	4,190
Massachusetts	0	2,720	0	2,720
Nevada	0	647	0	647
New York	0	18,255	0	18,255
North Carolina	0	229	0	229
Ohio	0	105	0	105
Pennsylvania	0	1,979	0	1,979
South Carolina	0	1,089	0	1,089
Texas	0	4,517	0	4,517
Utah	0	3,164	0	3,164
Washington	0	3,329	0	3,329
Wisconsin	0	385	0	385
U.S. Government Agencies	0	932,336	0	932,336
U.S. Treasury Obligations	0	167,165	0	167,165
Non-Agency Mortgage-Backed Securities	0	94,462	0	94,462
Asset-Backed Securities	0	162,205	0	162,205
Sovereign Issues	0	7,356	0	7,356
Short-Term Instruments
Commercial Paper	0	15,484	0	15,484
Repurchase Agreements	0	225,866	0	225,866
U.S. Treasury Bills	0	245	0	245

Total Investments	$0	$2,293,037	$0	$2,293,037

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	148	0	152
Over the counter	0	3	0	3
	$4	$151	$0	$155

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(26)	$(10)	$0	$(36)

Total Financial Derivative Instruments	$(22)	$141	$0	$119

Totals	$(22)	$2,293,178	$0	$2,293,156

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage and Short-Term Investments Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 256.4% (¤)
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp.
5.100% due 06/07/2020	$38	$50
Ambac LSNI LLC
7.337% due 02/12/2023 •	181	184

		234

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	1,270	1,354

Total Corporate Bonds & Notes (Cost $1,498)		1,588

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	2,727

Total Municipal Bonds & Notes (Cost $4,448)		2,727

U.S. GOVERNMENT AGENCIES 230.6%
Fannie Mae
0.000% due 08/25/2022 (b)(e)	2	2
1.188% due 10/25/2046 ~(a)	891	36
1.282% due 04/25/2046 ~(a)	1,718	72
1.316% due 07/25/2044 ~(a)	2,496	119
1.336% due 07/25/2044 ~(a)	1,865	86
1.341% due 07/25/2052 ~(a)	1,749	76
1.356% due 03/25/2045 ~(a)	1,767	79
1.369% due 04/25/2055 ~(a)	2,901	139
1.398% due 01/25/2045 ~(a)	2,102	83
1.414% due 07/25/2045 ~(a)	8,343	476
1.467% due 08/25/2054 ~(a)	3,367	172
1.494% due 08/25/2055 ~(a)	1,833	97
1.577% due 08/25/2044 ~(a)	2,000	94
1.924% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	2,138	1,597
2.000% (COF 11 + 1.250%) due 05/01/2019 ~	7	7
2.000% due 11/01/2026 - 07/01/2032	6,268	5,945
2.064% (COF 11 + 1.250%) due 11/01/2019 - 10/01/2031 ~	23	22
2.066% (COF 11 + 1.250%) due 10/01/2023 ~	8	8
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	2,572	2,543
2.151% (LIBOR01M + 0.060%) due 07/25/2037 ~	976	960
2.180% (LIBOR01M + 0.220%) due 07/25/2032 ~	205	198
2.313% due 01/25/2022 ~(a)	19,043	751
2.318% (LIBOR01M + 0.220%) due 09/26/2033 ~	22	22
2.351% (US0001M + 0.260%) due 06/25/2032 ~	2	2
2.391% (LIBOR01M + 0.300%) due 12/25/2028 ~	6	6
2.405% (COF 11 + 1.250%) due 07/01/2027 ~	3	3
2.451% (US0001M + 0.360%) due 02/25/2033 ~	16	15
2.485% (LIBOR01M + 0.400%) due 04/18/2028 ~	22	22
2.485% (LIBOR01M + 0.400%) due 12/18/2032 ~	15	16
2.491% (LIBOR01M + 0.400%) due 06/25/2029 ~	98	98
2.491% (LIBOR01M + 0.400%) due 04/25/2032 ~	1	1
2.535% (LIBOR01M + 0.450%) due 10/18/2030 ~	21	21
2.585% (LIBOR01M + 0.500%) due 09/18/2027 ~	41	41
2.591% (LIBOR01M + 0.500%) due 06/25/2030 ~	96	96
2.664% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	2,071	2,102
2.729% (H15T1Y + 1.382%) due 03/01/2035 ~	153	162
2.741% (LIBOR01M + 0.650%) due 09/25/2023 ~	17	17
2.864% (12MTA + 1.400%) due 10/01/2030 ~	170	169
2.864% (12MTA + 1.400%) due 09/01/2040 - 12/01/2040 ~	90	90
2.873% (H15T3Y + 1.870%) due 02/01/2026 ~	16	16
2.980% (US0006M + 1.300%) due 11/01/2035 ~	547	560
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~	41	42
2.991% (LIBOR01M + 0.900%) due 04/25/2037 ~	4,637	4,754
3.000% due 05/01/2024 - 05/25/2048 ~(a)	74,769	57,053
3.025% (US0006M + 1.488%) due 06/01/2023 ~	12	12
3.055% (H15T3Y + 2.055%) due 04/01/2020 ~	16	16
3.058% (US0012M + 1.308%) due 11/01/2035 ~	6	6

3.125% (H15T1Y + 2.125%) due 06/01/2026 ~	5	5
3.189% (US0006M + 1.404%) due 03/01/2035 ~	46	48
3.191% (LIBOR01M + 1.100%) due 05/25/2023 ~	8	8
3.209% (COF 11 + 1.250%) due 05/01/2036 ~	6	6
3.217% (COF 11 + 1.251%) due 05/01/2036 ~	329	337
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	29	30
3.249% (US0012M + 1.499%) due 09/01/2035 ~	384	402
3.254% (US0012M + 1.379%) due 02/01/2032 ~	52	53
3.277% (H15T1Y + 2.152%) due 07/01/2032 ~	18	18
3.293% (US0012M + 1.543%) due 07/01/2035 ~	48	50
3.325% (H15T1Y + 2.075%) due 11/01/2026 ~	60	61
3.355% (H15T1Y + 2.105%) due 04/01/2030 ~	5	5
3.360% (12MTA + 1.893%) due 11/01/2035 ~	176	185
3.368% (US0012M + 1.618%) due 12/01/2035 ~	77	79
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	7	7
3.385% (US0012M + 1.565%) due 01/01/2035 ~	69	72
3.391% (LIBOR01M + 1.300%) due 11/25/2021 ~	4	4
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	1	1
3.395% (H15T1Y + 2.270%) due 06/01/2029 ~	16	16
3.402% (H15T1Y + 2.277%) due 09/01/2030 ~	11	11
3.403% (US0012M + 1.648%) due 10/01/2035 ~	53	55
3.415% (US0012M + 1.665%) due 07/01/2034 ~	129	135
3.416% (H15T1Y + 2.120%) due 11/01/2025 ~	8	9
3.431% (H15T1Y + 2.155%) due 02/01/2027 ~	19	19
3.440% due 02/01/2032	2,987	2,928
3.442% (H15T1Y + 1.858%) due 02/01/2035 ~	175	181
3.450% (US0006M + 1.535%) due 09/01/2035 ~	325	337
3.455% (US0012M + 1.705%) due 11/01/2031 ~	21	22
3.473% (H15T1Y + 2.098%) due 02/01/2026 ~	4	4
3.486% (US0012M + 1.736%) due 09/01/2035 ~	11	12
3.487% (US0012M + 1.737%) due 12/01/2035 ~	13	13
3.500% due 09/01/2025 - 03/01/2048 (a)	198,126	193,870
3.500% (COF 11 + 1.250%) due 07/01/2026 - 08/01/2026 ~(a)	5	6
3.501% (US0012M + 1.597%) due 02/01/2034 ~	85	89
3.518% (H15T1Y + 2.268%) due 10/01/2035 ~	5	5
3.520% (H15T1Y + 2.270%) due 09/01/2030 ~	16	17
3.522% (US0012M + 1.598%) due 07/01/2035	132	138
3.530% (US0012M + 1.780%) due 11/01/2035 ~	23	23
3.534% (H15T1Y + 2.215%) due 09/01/2031 ~	12	13
3.548% (US0006M + 1.775%) due 03/01/2025 ~	4	4
3.560% (US0012M + 1.810%) due 09/01/2034 ~	141	149
3.566% due 05/25/2035 ~	180	190
3.570% (H15T1Y + 2.445%) due 02/01/2025 ~	22	22
3.570% due 08/25/2028 «(c)	7,741	7,743
3.575% (H15T1Y + 2.200%) due 01/01/2030 ~	6	6
3.597% (US0012M + 1.625%) due 08/01/2035 ~	69	73
3.607% (H15T1Y + 2.164%) due 12/01/2031 ~	3	4
3.612% (COF 11 + 1.250%) due 08/01/2029 ~	3	3
3.665% (H15BIN6M + 2.055%) due 04/01/2022 ~	17	17
3.669% (US0012M + 1.570%) due 03/01/2035 ~	118	123
3.678% (H15T5Y + 2.170%) due 02/01/2030 ~	109	114
3.686% (US0012M + 1.343%) due 05/01/2035 ~	63	65
3.700% (COF 11 + 1.250%) due 05/01/2036 ~	5	5
3.732% (H15T1Y + 2.135%) due 11/01/2025 ~	51	53
3.735% (H15T1Y + 2.485%) due 12/01/2029 ~	3	3
3.750% (US0012M + 1.375%) due 04/01/2033 ~	84	85
3.757% (US0012M + 1.675%) due 02/01/2035 ~	53	56
3.776% (H15T1Y + 2.099%) due 05/01/2030 ~	20	21
3.780% due 08/01/2028 «(c)	2,950	3,006
3.787% (US0012M + 1.912%) due 02/01/2036 ~	45	47
3.800% due 08/01/2025	3,100	3,182
3.814% (H15T1Y + 2.270%) due 06/01/2030 ~	47	48
3.850% (12MTA + 2.393%) due 05/01/2036 ~	57	60
3.858% (H15T1Y + 2.507%) due 12/01/2027 ~	12	12
3.864% (H15T1Y + 2.178%) due 06/01/2035 ~	36	37
3.875% (H15T1Y + 2.500%) due 12/01/2023 ~	6	6
3.894% (H15T1Y + 2.350%) due 01/01/2030 ~	82	83
3.905% (H15T5Y + 2.155%) due 02/01/2031 ~	24	24
3.952% (US0012M + 1.902%) due 04/01/2035 ~	39	41
3.959% (- 1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	14,140	2,134
3.967% (COF 11 + 1.254%) due 05/01/2036 ~	8	8
3.996% (H15T1Y + 2.121%) due 03/01/2024 ~	4	4
3.998% (H15T1Y + 2.250%) due 05/01/2027 ~	18	19
4.000% due 05/01/2024 - 06/01/2048 ~	303,585	311,475
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/25/2047 ~	3,037	2,703
4.010% (H15T1Y + 2.135%) due 04/01/2030 ~	4	4
4.011% (COF 11 + 1.250%) due 11/01/2028 ~	69	72
4.059% (- 1.0*LIBOR01M + 6.150%) due 07/25/2042 ~(a)	15,051	1,909
4.059% (- 1.0*LIBOR01M + 6.150%) due 08/25/2042 ~(a)	8,373	1,095
4.080% (H15T1Y + 2.205%) due 04/01/2030 ~	36	36
4.085% (COF 11 + 1.250%) due 11/01/2028 ~	49	50
4.087% (H15T1Y + 2.315%) due 01/01/2026 ~	81	83
4.140% (H15T1Y + 2.140%) due 05/01/2029 ~	11	11
4.145% (H15T1Y + 2.270%) due 04/01/2032 ~	4	4
4.150% (H15T1Y + 2.275%) due 03/01/2030 ~	51	52
4.166% (H15T1Y + 2.258%) due 06/01/2032 ~	75	78

4.197% (COF 11 + 1.250%) due 08/01/2028 ~	35	37
4.220% (US0006M + 2.345%) due 02/01/2024 ~	56	56
4.237% (H15T1Y + 2.260%) due 06/01/2035 ~	881	935
4.303% (US0012M + 1.678%) due 05/01/2035 ~	101	104
4.348% (COF 11 + 1.250%) due 06/01/2029 ~	1	1
4.487% (COF 11 + 1.250%) due 01/01/2028 ~	1	1
4.500% due 10/01/2018 - 06/01/2044 ~	29,508	30,920
4.554% (COF 11 + 1.250%) due 02/01/2028 ~	27	28
4.708% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	2,460	2,123
4.854% (COF 11 + 1.250%) due 02/01/2031 ~	88	94
4.875% (COF 11 + 1.250%) due 05/01/2019 ~	1	1
4.946% (COF 11 + 1.732%) due 09/01/2034 ~	12	13
4.963% (COF 11 + 1.250%) due 07/01/2024 ~	1	1
5.000% due 07/01/2018 - 07/01/2047 ~	13,251	14,014
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.094% (COF 11 + 1.250%) due 01/01/2029 ~	7	7
5.415% (COF 11 + 1.250%) due 09/01/2020 ~	2	2
5.467% (COF 11 + 1.250%) due 02/01/2031 ~	41	43
5.500% due 01/01/2021 - 05/25/2045 (a)	28,574	29,363
5.611% (COF 11 + 1.250%) due 12/01/2030 ~	84	90
6.000% due 11/01/2018 - 05/01/2041	31,874	34,854
6.290% due 02/25/2029 ~	89	92
6.300% due 06/25/2031 ~	170	172
6.300% due 10/17/2038	37	37
6.500% due 09/01/2018 - 05/01/2040 (a)	13,040	14,165
6.589% due 10/25/2031 ×	4	4
6.850% due 12/18/2027	240	263
7.000% due 03/25/2020 - 09/01/2032	400	430
7.500% due 03/25/2023 - 07/25/2041	699	770
7.800% due 10/25/2022 - 06/25/2026 ~	19	20
8.000% due 07/01/2030 - 05/01/2032	24	27
8.227% due 06/25/2032 ~	6	6
8.750% due 11/25/2019 - 06/25/2021	11	12
9.000% due 03/25/2021 - 11/01/2025 (a)	15	12
9.053% (- 3.0*LIBOR01M + 15.000%) due 06/25/2042 ~	379	491
9.500% due 11/25/2020 ~	23	24
Fannie Mae, TBA
2.000% due 07/01/2033	24,000	22,721
2.500% due 07/01/2033 - 07/01/2048	94,000	90,860
3.000% due 07/01/2033 - 08/01/2048	535,185	523,368
3.500% due 07/01/2033 - 08/01/2048	688,300	685,514
4.000% due 07/01/2048 - 09/01/2048	455,400	463,494
5.000% due 07/01/2048 - 08/01/2048	183,350	193,958
6.000% due 07/01/2048	3,000	3,281
Farmer Mac
8.069% due 04/25/2030 «~	93	93
FDIC Structured Sale Guaranteed Notes
2.594% (LIBOR01M + 0.500%) due 11/29/2037 ~	617	616
Federal Housing Administration
6.896% due 07/01/2020	19	19
7.430% due 02/01/2020 - 05/01/2024	745	748
Freddie Mac
0.942% due 10/15/2037 ~(a)	638	25
1.054% due 10/15/2037 ~(a)	228	9
1.115% due 01/25/2020 ~(a)	55,328	680
1.130% due 11/25/2022 ~(a)	30,162	1,076
1.273% due 05/15/2037 ~(a)	411	20
1.297% due 03/15/2037 ~(a)	674	35
1.322% due 11/15/2038 ~(a)	1,984	104
1.341% due 04/25/2021 ~(a)	91,298	2,519
1.375% due 11/15/2036 ~(a)	1,673	98
1.380% due 08/15/2041 ~(a)	611	31
1.408% due 06/15/2038 ~(a)	1,070	58
1.413% due 10/15/2041 ~(a)	1,184	50
1.448% due 11/25/2019 ~(a)	50,779	692
1.534% due 11/25/2019 ~(a)	76,282	1,275
1.550% due 02/15/2038 ~(a)	1,453	77
1.624% due 08/15/2036 ~(a)	1,140	43
2.007% (COF 11 + 1.230%) due 07/01/2030 ~	91	90
2.210% (LIBOR01M + 0.250%) due 05/25/2031 ~	141	140
2.211% (LIBOR01M + 0.120%) due 07/25/2031 ~	40	40
2.257% (LIBOR01M + 0.350%) due 10/15/2037 ~	2,813	2,811
2.273% (LIBOR01M + 0.200%) due 03/15/2031 ~	69	70
2.323% (LIBOR01M + 0.250%) due 07/15/2034 ~	12	12
2.331% (LIBOR01M + 0.330%) due 11/25/2021 ~	1,554	1,555
2.351% (LIBOR01M + 0.350%) due 09/25/2021 ~	1,763	1,765
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~	117	116
2.423% (LIBOR01M + 0.350%) due 12/15/2029 ~	74	74
2.500% due 10/15/2027 - 03/01/2033 (a)	61,002	40,650
2.523% (LIBOR01M + 0.450%) due 03/15/2024 - 12/15/2031 ~	211	213
2.573% (LIBOR01M + 0.500%) due 02/15/2028 - 03/15/2032 ~	23	24
2.623% (LIBOR01M + 0.550%) due 03/15/2032 ~	1	1
2.673% (LIBOR01M + 0.600%) due 08/15/2035 ~	766	773
2.750% due 06/15/2026	444	444
3.000% due 08/15/2032 - 07/01/2048 (a)	291,575	275,170
3.023% (LIBOR01M + 0.950%) due 04/15/2031 ~	765	787

3.073% (LIBOR01M + 1.000%) due 06/15/2031 ~	54	55
3.210% (H15T1Y + 1.960%) due 04/01/2025 ~	11	11
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	10	10
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	12	13
3.273% (LIBOR01M + 1.200%) due 07/15/2027 ~	336	346
3.375% (H15T1Y + 2.125%) due 10/01/2024 ~	50	51
3.375% (US0012M + 1.625%) due 10/01/2035 ~	112	118
3.412% (H15T1Y + 2.250%) due 08/01/2035 ~	62	66
3.427% (H15T1Y + 2.137%) due 01/01/2028 ~	18	19
3.429% (US0012M + 1.515%) due 12/01/2035 ~	627	654
3.450% (H15T1Y + 2.179%) due 09/01/2026 ~	31	32
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	41	42
3.490% (H15T1Y + 2.240%) due 10/01/2023 ~	16	17
3.491% (H15T1Y + 2.250%) due 11/01/2031 ~	1	1
3.500% due 12/15/2022 - 05/01/2048 (a)	66,183	35,375
3.530% (H15T1Y + 2.364%) due 10/01/2024 ~	27	28
3.547% (H15T1Y + 2.208%) due 06/01/2024 ~	4	4
3.555% (H15T1Y + 2.357%) due 11/01/2027 ~	28	29
3.563% (US0006M + 1.509%) due 10/01/2023 ~	80	82
3.570% (H15T1Y + 2.244%) due 09/01/2028 ~	8	8
3.584% (H15T1Y + 2.282%) due 06/01/2028 ~	24	25
3.585% (H15T1Y + 2.335%) due 12/01/2026 ~	6	6
3.587% due 08/15/2032 ~	68	69
3.589% (H15T1Y + 2.180%) due 04/01/2029 ~	8	9
3.622% (H15T1Y + 2.236%) due 07/01/2035 ~	272	287
3.625% (US0012M + 1.750%) due 03/01/2033 ~	30	32
3.627% (H15T1Y + 2.127%) due 06/01/2022 ~	3	3
3.628% (H15T1Y + 2.218%) due 07/01/2024 ~	17	17
3.639% (H15T1Y + 2.278%) due 02/01/2029 ~	40	42
3.650% (H15T1Y + 2.207%) due 11/01/2027 ~	1	1
3.652% (H15T1Y + 2.035%) due 03/01/2033 ~	89	94
3.676% (H15T1Y + 2.390%) due 05/01/2032 ~	151	155
3.710% (H15T3Y + 2.286%) due 03/01/2029 ~	21	21
3.733% (H15T1Y + 2.438%) due 10/01/2027 ~	12	13
3.740% (H15T1Y + 2.615%) due 02/01/2027 ~	18	18
3.753% (H15T1Y + 2.408%) due 07/01/2030 ~	5	6
3.761% (H15T1Y + 2.232%) due 04/01/2031 ~	2	2
3.765% (H15T1Y + 2.357%) due 07/01/2027 ~	16	17
3.775% (H15T1Y + 2.390%) due 05/01/2032 ~	158	164
3.778% (H15T1Y + 2.363%) due 12/01/2029 ~	38	39
3.779% (H15T1Y + 2.257%) due 11/01/2029 ~	446	465
3.787% (H15T1Y + 2.393%) due 02/01/2027 ~	109	111
3.807% (H15T1Y + 2.131%) due 11/01/2027 ~	62	63
3.851% (H15T1Y + 2.196%) due 06/01/2022 ~	1	1
3.868% (H15T1Y + 2.405%) due 08/01/2030 ~	2	2
3.889% (H15T1Y + 2.408%) due 05/01/2032 ~	17	18
3.914% (US0012M + 1.939%) due 11/01/2034 ~	108	114
3.974% (H15T1Y + 2.513%) due 03/01/2027 ~	2	2
3.975% (US0006M + 2.242%) due 09/01/2024 ~	6	6
3.981% (H15T1Y + 2.244%) due 08/01/2027 ~	5	5
4.000% due 06/01/2029 - 01/15/2046 (a)	30,141	18,825
4.075% (H15T1Y + 2.200%) due 09/01/2027 ~	21	21
4.079% (US0012M + 1.728%) due 10/01/2036 ~	114	120
4.103% (H15T1Y + 2.282%) due 07/01/2028 ~	131	136
4.118% (H15T1Y + 2.338%) due 02/01/2029 ~	13	13
4.121% (H15T1Y + 2.249%) due 03/01/2032 ~	14	15
4.201% (H15T1Y + 2.335%) due 02/01/2031 ~	1	1
4.254% (H15T1Y + 2.395%) due 04/01/2036 ~	132	139
4.500% due 11/01/2018 - 09/01/2043	19,439	20,381
4.600% (US0012M + 1.975%) due 05/01/2032 ~	1	1
5.000% due 02/01/2019 - 07/01/2041	22,683	24,159
5.500% due 11/01/2018 - 06/01/2041	42,951	46,381
5.654% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	18	19
6.000% due 10/01/2021 - 05/01/2040	6,586	7,223
6.250% due 12/15/2028	204	218
6.500% due 03/15/2021 - 10/25/2043	2,896	3,218
6.980% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	3,589	3,578
7.000% due 11/15/2020 - 12/01/2032 (a)	184	183
7.256% (- 3.2*LIBOR01M + 13.600%) due 05/15/2041 ~	4,005	4,027
7.400% due 02/01/2021	7	7
7.500% due 03/01/2022 - 01/15/2030 (a)	112	121
7.645% due 05/01/2025	493	549
8.000% due 06/01/2030 - 09/01/2030	2	2
8.070% (- 4.0*LIBOR01M + 16.000%) due 01/15/2035 ~	4,986	5,320
8.500% due 08/01/2024 - 08/01/2027	55	61
9.000% due 12/15/2020	6	6
9.500% due 12/15/2020 - 11/01/2021 (a)	25	25
Freddie Mac, TBA
2.500% due 07/01/2048	2,000	1,870
3.000% due 07/01/2048	21,000	20,317
3.500% due 07/01/2048	218,500	217,299
4.000% due 07/01/2048 - 08/01/2048	126,400	128,655
5.000% due 07/01/2048	100	106
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	349	288
0.270% due 12/20/2045 ~(a)	2,517	50

0.368% due 06/20/2042 ~(a)	3,454	73
0.418% due 06/20/2042 ~(a)	3,173	80
0.494% due 11/20/2045 ~(a)	2,527	70
0.498% due 09/20/2045 ~(a)	4,262	111
0.537% due 06/16/2043 ~(a)	29,875	368
0.606% due 08/20/2045 ~(a)	1,230	32
0.819% due 06/20/2043 ~(a)	2,671	65
0.982% due 03/16/2051 ~(a)	1,214	15
2.285% (LIBOR01M + 0.200%) due 05/16/2030 ~	16	16
2.385% (LIBOR01M + 0.300%) due 01/16/2031 ~	4	4
2.434% (LIBOR01M + 0.350%) due 06/20/2032 ~	99	99
2.500% due 03/20/2027 - 10/15/2046	6,264	6,127
2.567% (US0001M + 0.650%) due 05/20/2063 ~	3,528	3,549
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 04/20/2033 ~	2,021	2,094
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 05/20/2032	3,833	3,963
2.637% (US0001M + 0.720%) due 09/20/2063 ~	17,802	17,964
2.685% (LIBOR01M + 0.600%) due 02/16/2030 ~	18	18
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2035 ~	7,103	7,365
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2035	1,625	1,674
2.917% (US0001M + 1.000%) due 08/20/2063 ~	26,973	27,371
3.000% (H15T1Y + 1.500%) due 07/20/2019 - 07/20/2020 ~	5	5
3.000% due 05/20/2039 - 09/15/2047 (a)	10,199	5,586
3.034% (LIBOR01M + 0.950%) due 03/20/2031 ~	793	806
3.084% (LIBOR01M + 1.000%) due 02/20/2031 ~	487	499
3.100% (H15T1Y + 1.040%) due 01/20/2059 ~	705	719
3.125% (H15T1Y + 1.500%) due 10/20/2018 - 12/20/2032 ~	1,355	1,405
3.125% (H15T1Y + 1.500%) due 12/20/2018 - 11/20/2032 ~	30	29
3.167% (H15T1Y + 1.100%) due 10/20/2058 ~	511	521
3.217% (US0001M + 1.300%) due 09/20/2063 ~	13,513	13,823
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	985	1,012
3.375% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2030 ~	269	275
3.500% (H15T1Y + 1.500%) due 12/20/2018 - 03/20/2021 ~	23	23
3.500% due 01/20/2041 - 03/20/2047 (a)	72,090	48,674
3.875% (H15T1Y + 2.000%) due 01/20/2034 ~	2,672	2,815
4.000% due 09/15/2040 - 04/20/2048 ~(a)	23,869	23,717
4.500% due 06/15/2035 - 05/20/2046	29,665	31,259
4.708% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	1,736	1,492
5.000% due 03/15/2033 - 08/20/2043	30,994	33,125
5.500% due 05/15/2031 - 08/15/2041	14,841	16,110
6.000% due 09/15/2036 - 12/15/2040	2,182	2,398
6.500% due 10/15/2023 - 07/15/2039	3,362	3,746
6.855% due 03/16/2041 ~	277	295
7.000% due 09/15/2025 - 09/20/2028	23	25
7.500% due 12/15/2022 - 11/15/2031	66	67
7.750% due 10/15/2025	11	11
8.000% due 06/15/2024 - 09/15/2031	88	103
8.500% due 06/15/2027 - 01/20/2031	357	382
9.000% due 04/15/2020 - 09/15/2030	31	32
9.500% due 12/15/2021	4	4
Ginnie Mae, TBA
3.000% due 07/01/2048	150,400	147,117
3.500% due 07/01/2048	356,900	358,175
4.000% due 07/01/2048 - 08/01/2048	233,700	239,363
4.500% due 07/01/2048 - 08/01/2048	137,900	143,195
5.000% due 07/01/2048 - 08/01/2048	26,600	27,914
Small Business Administration
5.370% due 04/01/2028	2,404	2,522
5.490% due 05/01/2028	2,954	3,125
5.870% due 05/01/2026 - 07/01/2028	2,270	2,392
6.220% due 12/01/2028	356	384
7.190% due 12/01/2019	5	6
7.220% due 11/01/2020	35	36
Vendee Mortgage Trust
6.402% due 01/15/2030 ~	220	236
6.500% due 03/15/2029	555	604

Total U.S. Government Agencies (Cost $4,789,141)		4,785,796

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Notes
2.000% due 02/15/2025 (k)	300	285
2.250% due 02/15/2027 (i)(k)	47,375	45,205
2.375% due 01/31/2023 (g)(i)	19,300	19,010
2.375% due 05/15/2027	3,000	2,888
2.500% due 01/31/2025 (i)(k)	2,900	2,847
2.750% due 02/28/2025	7,000	6,975

Total U.S. Treasury Obligations (Cost $79,682)		77,210

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
Adjustable Rate Mortgage Trust
3.783% due 01/25/2035 ~	73	73
4.069% due 09/25/2035 ~	736	701
American Home Mortgage Investment Trust
4.467% due 02/25/2045 •	150	151

Banc of America Funding Trust
2.664% due 05/20/2035 ^•	588	515
5.000% due 09/25/2019	11	11
5.753% due 10/25/2036 ^×	1,161	1,068
5.837% due 01/25/2037 ^×	984	910
Banc of America Mortgage Trust
3.686% due 02/25/2036 ^~	310	292
4.274% due 06/20/2031 ~	113	116
4.398% due 07/25/2034 ~	3	3
4.817% due 07/20/2032 ~	5	5
6.500% due 10/25/2031	12	12
BCAP LLC Trust
2.468% due 01/26/2036 •	534	528
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	2	2
3.679% due 08/25/2033 ~	242	243
3.698% due 02/25/2033 ~	3	3
3.823% due 01/25/2034 ~	3	3
4.140% due 08/25/2033 ~	380	387
Bear Stearns ALT-A Trust
3.576% due 11/25/2036 ^~	293	266
3.590% due 11/25/2036 ^~	731	623
3.669% due 11/25/2036 ~	726	679
3.781% due 05/25/2035 ~	371	374
Bear Stearns Mortgage Securities, Inc.
4.002% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
3.104% due 12/26/2046 ~	1,385	1,269
Bella Vista Mortgage Trust
2.335% due 05/20/2045 •	327	241
Chase Mortgage Finance Trust
3.581% due 09/25/2036 ^~	55	51
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.271% due 05/25/2036 •	182	179
2.341% due 08/25/2035 •	337	332
2.396% due 01/25/2035 ~	355	325
Citigroup Mortgage Loan Trust
3.841% due 08/25/2035 ^~	405	315
4.490% due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc.
3.410% due 09/25/2035 •	371	377
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	928	905
Commercial Mortgage Trust
2.080% due 07/10/2046 ~	13,891	440
Countrywide Alternative Loan Resecuritization Trust
3.296% due 03/25/2047 ~	76	76
6.000% due 08/25/2037 ^~	142	105
Countrywide Alternative Loan Trust
2.261% due 01/25/2037 ^•	149	146
2.284% due 07/20/2046 ^•	599	442
2.291% due 05/25/2036 •	57	49
2.301% due 05/25/2035 •	973	930
2.311% due 05/25/2035 •	170	150
2.341% due 05/25/2035 •	263	233
2.341% due 09/25/2046 ^•	3,880	2,994
2.341% due 10/25/2046 ^•	835	645
2.351% due 07/25/2046 ^•	1,806	1,011
2.361% due 05/25/2036 ^•	92	28
2.364% due 09/20/2046 •	6,708	3,615
2.371% due 12/25/2035 •	263	253
2.431% due 10/25/2046 ^•	1,907	1,145
2.441% due 06/25/2047 ^•	50	7
2.461% due 11/25/2035 ^•	86	9
6.250% due 11/25/2036 ^	1,235	1,054
Countrywide Home Loan Mortgage Pass-Through Trust
2.391% due 04/25/2046 ^•	277	22
2.431% due 03/25/2036 •	480	223
2.441% due 02/25/2036 ^•	247	85
2.551% due 05/25/2035 •	953	879
2.631% due 02/25/2035 •	156	150
2.671% due 04/25/2035 •	624	601
2.731% due 03/25/2035 •	80	70
2.751% due 02/25/2035 •	585	576
2.771% due 02/25/2035 •	15	14
2.891% due 03/25/2035 ^•	119	26
3.213% due 06/19/2031 ~	6	6
3.325% due 02/20/2036 ^~	290	252
3.466% due 09/25/2047 ^~	768	724
3.500% due 07/19/2031 ~	6	6
3.679% due 08/25/2034 ^~	306	291
3.835% due 09/25/2034 ^~	249	229
4.241% due 11/19/2033 ~	21	22
4.366% due 11/19/2033 ~	11	12
Credit Suisse First Boston Mortgage Securities Corp.
3.711% due 06/25/2033 ~	16	16

5.120% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,419	1,263
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	5,163	5,126
Deutsche ALT-B Securities, Inc.
2.191% due 10/25/2036 ^•	16	13
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	17	17
DLJ Mortgage Acceptance Corp.
4.624% due 11/25/2023 ~	5	5
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
2.291% due 12/25/2046 ^•	2,299	2,104
2.361% due 04/25/2036 ^•	237	604
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.099% due 10/25/2033 ~	37	37
GSR Mortgage Loan Trust
2.351% due 08/25/2046 •	3,321	2,022
3.592% due 04/25/2036 ~	266	247
3.641% due 06/25/2034 ~	26	26
HarborView Mortgage Loan Trust
2.215% due 03/19/2037 •	442	426
2.278% due 07/21/2036 •	798	706
2.305% due 05/19/2046 ^•	737	358
3.242% due 11/19/2034 ~	78	69
4.054% due 07/19/2035 ^~	12	11
4.073% due 08/19/2036 ^~	324	306
4.275% due 08/19/2034 ~	1,506	1,505
HomeBanc Mortgage Trust
2.271% due 12/25/2036 •	255	251
2.951% due 08/25/2029 •	403	388
Impac Secured Assets Trust
2.241% due 11/25/2036 •	1,296	1,163
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
2.301% due 05/25/2046 •	1,162	1,132
2.391% due 11/25/2035 ^•	160	123
2.391% due 06/25/2037 ^•	423	264
2.571% due 04/25/2035 •	93	89
2.571% due 07/25/2035 •	992	959
2.731% due 02/25/2035 •	228	225
3.576% due 08/25/2035 ^~	944	860
3.658% due 12/25/2034 ~	8	8
3.714% due 01/25/2036 ^~	1	1
3.721% due 01/25/2036 ^~	1,101	987
JPMorgan Mortgage Trust
3.788% due 10/25/2035 ~	1,499	1,424
Lehman XS Trust
2.411% due 11/25/2046 ^•	1,594	1,266
Luminent Mortgage Trust
2.271% due 12/25/2036 ^•	1,544	1,404
MASTR Adjustable Rate Mortgages Trust
2.331% due 05/25/2037 •	565	355
2.691% due 05/25/2047 ^•	2,531	1,995
2.771% due 05/25/2047 ^•	2,146	1,274
MASTR Asset Securitization Trust
5.000% due 12/25/2019	63	63
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	114	112
MASTR Seasoned Securitization Trust
3.641% due 10/25/2032 ~	227	228
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.773% due 11/15/2031 •	365	366
2.953% due 11/15/2031 •	44	41
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.513% due 12/15/2030 •	473	460
2.553% due 06/15/2030 •	397	384
Merrill Lynch Alternative Note Asset Trust
2.391% due 03/25/2037 •	1,184	528
Merrill Lynch Mortgage Investors Trust
3.127% due 10/25/2028 •	49	50
3.532% due 04/25/2035 ~	13	12
3.943% due 01/25/2029 ~	1,936	1,890
Morgan Stanley Mortgage Loan Trust
2.601% due 02/25/2047 •	1,236	813
3.746% due 07/25/2035 ^~	983	920
Mortgage Equity Conversion Asset Trust
2.810% due 02/25/2042 «•	4,219	3,821
2.830% due 01/25/2042 «•	29,775	27,691
2.840% due 05/25/2042 «•	11,886	10,697
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	240	242

PNC Mortgage Acceptance Corp.
1.571% due 07/15/2031 ~(a)	12	0
Prime Mortgage Trust
2.491% due 02/25/2034 •	31	30
4.750% due 11/25/2019	4	4
Residential Accredit Loans, Inc. Trust
2.361% due 05/25/2046 ^•	907	772
2.591% due 06/25/2035 •	337	293
3.793% due 08/25/2035 ^~	580	393
Residential Funding Mortgage Securities, Inc. Trust
3.863% due 09/25/2035 ^~	1,181	1,010
Sequoia Mortgage Trust
2.673% due 11/22/2024 •	3	3
2.725% due 04/19/2027 •	48	45
2.785% due 10/19/2026 •	18	18
2.844% due 10/20/2027 •	370	356
3.398% due 01/20/2047 ^~	792	648
Structured Adjustable Rate Mortgage Loan Trust
2.826% due 06/25/2034 •	580	566
3.444% due 11/25/2035 ^~	885	828
3.558% due 01/25/2035 ~	705	701
3.726% due 08/25/2035 ~	15	15
3.820% due 07/25/2035 ^~	53	49
3.929% due 07/25/2034 ~	34	34
3.967% due 10/25/2037 ^•	1,438	1,285
Structured Asset Mortgage Investments Trust
2.281% due 06/25/2036 •	323	319
2.301% due 05/25/2036 •	1,139	1,028
2.335% due 07/19/2035 •	2,035	1,992
2.351% due 03/25/2037 •	186	138
2.391% due 08/25/2036 ^•	3,414	2,487
2.551% due 05/25/2045 •	1,243	1,205
2.745% due 09/19/2032 •	1,119	1,097
2.745% due 10/19/2034 •	145	140
2.785% due 03/19/2034 •	653	653
Structured Asset Mortgage Investments, Inc.
1.120% due 05/02/2030 ~	57	9
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.864% due 05/25/2022 ~	17	17
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.248% due 06/25/2033 ~	16	15
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ×	1,383	760
5.970% due 09/25/2036 ×	9,085	918
6.015% due 07/25/2037 ×	2,453	1,780
Thornburg Mortgage Securities Trust
3.886% due 06/25/2043 ~	631	635
WaMu Mortgage Pass-Through Certificates Trust
2.145% due 01/25/2047 •	1,224	1,194
2.351% due 11/25/2045 •	1,094	1,085
2.381% due 10/25/2045 •	108	109
2.398% due 11/25/2046 •	346	301
2.421% due 01/25/2045 •	1,233	1,224
2.558% due 02/25/2046 •	1,211	1,212
2.591% due 07/25/2044 •	176	176
2.731% due 01/25/2045 •	275	284
2.731% due 07/25/2045 •	52	52
2.758% due 11/25/2042 •	61	59
2.791% due 12/25/2045 •	856	610
2.958% due 06/25/2042 •	291	280
2.958% due 08/25/2042 •	564	552
3.097% due 12/25/2036 ^~	1,079	1,032
3.136% due 04/25/2037 ^~	1,132	1,037
3.268% due 08/25/2033 ~	407	414
3.368% due 09/25/2033 ~	166	171
3.413% due 12/25/2035 ~	324	327
3.722% due 03/25/2034 ~	8	9
Washington Mutual Mortgage Pass-Through Certificates Trust
2.341% due 07/25/2046 ^•	203	136
3.462% due 11/25/2030 ~	176	179
6.268% due 07/25/2036 ×	2,844	1,249
Wells Fargo Commercial Mortgage Trust
1.949% due 10/15/2045 ~(a)	39,178	2,393
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	478	431
3.709% due 10/25/2033 ~	89	91
3.733% due 12/25/2033 ~	202	208
3.911% due 06/25/2035 ~	344	355
4.398% due 07/25/2034 ~	31	32

Total Non-Agency Mortgage-Backed Securities (Cost $141,360)		141,297

ASSET-BACKED SECURITIES 14.8%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033 ×	969	743

ACE Securities Corp. Home Equity Loan Trust
2.151% due 10/25/2036 •	188	103
2.791% due 08/25/2030 •	20	20
3.141% due 07/25/2034 •	949	952
AFC Home Equity Loan Trust
2.901% due 06/25/2029 •	224	208
Allegro CLO Ltd.
3.579% due 01/30/2026 •	6,499	6,502
Amortizing Residential Collateral Trust
2.791% due 10/25/2031 •	209	206
Amresco Residential Securities Corp. Mortgage Loan Trust
2.586% due 06/25/2028 •	23	22
2.721% due 09/25/2028 •	340	345
3.031% due 06/25/2029 •	204	195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.581% due 10/25/2035 •	7,500	7,522
Asset-Backed Funding Certificates Trust
2.791% due 06/25/2034 •	219	215
3.111% due 03/25/2032 •	417	419
Asset-Backed Securities Corp. Home Equity Loan Trust
2.171% due 05/25/2037 •	1	1
2.593% due 06/15/2031 •	187	171
3.036% due 09/25/2034 •	3,637	3,681
Atrium CDO Corp.
3.192% due 04/22/2027 •	2,500	2,493
B&M CLO Ltd.
3.078% due 04/16/2026 •	2,400	2,394
Babson CLO Ltd.
3.503% due 10/17/2026 •	3,700	3,703
Bayview Financial Acquisition Trust
2.452% due 05/28/2037 •	1,600	1,531
Bear Stearns Asset-Backed Securities Trust
2.491% due 09/25/2046 •	1,432	1,387
3.066% due 02/25/2034 •	362	358
3.291% due 10/25/2032 •	117	118
3.591% due 11/25/2042 •	337	345
4.093% due 06/25/2043 ~	19	19
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 •	2,900	2,893
Cavalry CLO Ltd.
3.198% due 10/15/2026 •	2,200	2,199
CDC Mortgage Capital Trust
3.141% due 01/25/2033 •	428	423
Cent CLO Ltd.
3.576% due 07/27/2026 •	5,900	5,908
Centex Home Equity Loan Trust
2.391% due 01/25/2032 •	96	93
2.941% due 01/25/2032 •	546	537
Chase Funding Trust
2.691% due 07/25/2033 •	21	21
2.731% due 08/25/2032 •	486	478
2.751% due 11/25/2032 •	382	380
CIFC Funding Ltd.
3.128% due 04/15/2027 •	5,300	5,285
3.220% due 10/25/2027 •	4,300	4,300
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •	714	704
3.066% due 12/25/2031 •	224	216
CIT Mortgage Loan Trust
3.441% due 10/25/2037 •	5,696	5,758
Citigroup Global Markets Mortgage Securities, Inc.
3.441% due 01/25/2032 •	326	325
6.930% due 08/25/2028	154	157
Citigroup Mortgage Loan Trust
2.151% due 07/25/2045 •	232	182
Conseco Finance Corp.
2.773% due 08/15/2033 •	113	113
6.240% due 12/01/2028	354	363
Conseco Finance Home Equity Loan Trust
3.573% due 05/15/2032 •	291	290
Countrywide Asset-Backed Certificates
2.231% due 07/25/2037 •	1,677	1,556
2.291% due 09/25/2037 •	889	798
2.991% due 06/25/2033 •	64	64
2.991% due 10/25/2047 •	1,585	1,584
3.091% due 09/25/2032 •	1,351	1,305
Credit Suisse First Boston Mortgage Securities Corp.
2.451% due 05/25/2044 •	111	110
2.831% due 08/25/2032 •	151	147
Credit-Based Asset Servicing & Securitization LLC
2.161% due 01/25/2037 ^•	329	146
3.191% due 04/25/2032 •	91	92
CVP Cascade CLO Ltd.
3.498% due 01/16/2026 •	5,300	5,305
Delta Funding Home Equity Loan Trust
2.893% due 09/15/2029 •	12	12

Ellington Loan Acquisition Trust
3.141% due 05/25/2037 •	2,048	2,022
EMC Mortgage Loan Trust
2.831% due 05/25/2040 •	239	236
EquiFirst Mortgage Loan Trust
2.571% due 01/25/2034 •	143	139
FIRSTPLUS Home Loan Owner Trust
7.670% due 05/10/2024 ×	397	141
Flagship Ltd.
3.479% due 01/20/2026 •	5,056	5,060
Flatiron CLO Ltd.
3.513% due 01/17/2026 •	10,065	10,064
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~	6,225	6,226
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •	48	31
GMAC Mortgage Corp. Home Equity Loan Trust
2.571% due 01/25/2029 •	43	41
GSAMP Trust
2.391% due 10/25/2036 ^•	8,185	801
2.491% due 02/25/2033 •	211	208
Home Equity Mortgage Loan Asset-Backed Trust
2.311% due 04/25/2037 •	1,041	855
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	22	23
Jamestown CLO Ltd.
3.038% due 07/15/2026 •	4,487	4,472
JMP Credit Advisors CLO Ltd.
3.203% due 01/17/2028 •	9,900	9,902
JPMorgan Mortgage Acquisition Trust
2.171% due 08/25/2036 •	47	26
2.351% due 03/25/2037 •	300	294
KVK CLO Ltd.
3.498% due 01/15/2026 •	5,361	5,364
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •	62	60
3.141% due 10/25/2034 •	610	605
3.516% due 03/25/2032 •	545	554
Loomis Sayles CLO Ltd.
3.253% due 04/15/2028 •	9,600	9,589
Marathon CLO Ltd.
3.201% due 11/21/2027 •	2,200	2,196
MASTR Asset-Backed Securities Trust
2.841% due 12/25/2034 ^•	1,828	1,844
Merrill Lynch Mortgage Investors Trust
2.151% due 10/25/2037 ^•	1,518	503
2.171% due 09/25/2037 •	232	83
2.811% due 06/25/2035 •	355	344
MESA Trust
2.760% due 12/25/2031	371	367
Mid-State Trust
6.340% due 12/15/2036	589	626
7.791% due 03/15/2038	901	967
Morgan Stanley Mortgage Loan Trust
2.451% due 04/25/2037	297	151
5.750% due 04/25/2037 ^~	759	531
6.000% due 07/25/2047 ^~	1,447	1,163
Mountain View CLO Ltd.
3.162% due 10/13/2027 •	4,600	4,583
NovaStar Mortgage Funding Trust
2.221% due 03/25/2037	2,412	1,865
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026	15,750	15,775
Oaktree CLO Ltd.
3.579% due 10/20/2026	3,000	3,004
OCP CLO Ltd.
3.182% due 10/26/2027 •	6,880	6,875
3.203% due 04/17/2027 •	1,500	1,498
Octagon Investment Partners Ltd.
3.448% due 04/15/2026 •	8,400	8,402
OFSI Fund Ltd.
3.503% due 04/17/2025 •	2,207	2,209
Option One Mortgage Loan Trust
2.231% due 01/25/2037 •	757	498
2.871% due 02/25/2035 •	4,021	3,912
Option One Mortgage Loan Trust Asset-Backed Certificates
2.551% due 11/25/2035 •	400	374
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.841% due 07/25/2035	1,833	1,842
Renaissance Home Equity Loan Trust
2.451% due 11/25/2034 •	181	170
2.591% due 12/25/2033 •	1,635	1,614
2.851% due 12/25/2032 •	21	21
2.971% due 08/25/2033 •	299	293
3.291% due 08/25/2032 •	725	718

Residential Asset Securities Corp. Trust
2.671% due 06/25/2033 •	80	67
Residential Mortgage Loan Trust
3.591% due 09/25/2029 •	89	90
SACO Trust
2.611% due 06/25/2036 ^•	182	171
Saxon Asset Securities Trust
2.771% due 12/26/2034 •	618	621
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•	2,483	912
SLM Student Loan Trust
2.530% due 07/25/2023 •	636	636
3.541% due 12/15/2033 •	3,141	3,183
3.860% due 04/25/2023 •	28,076	28,637
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	8,700	8,700
3.239% due 07/20/2027 •	1,900	1,898
Soundview Home Loan Trust
2.151% due 11/25/2036 •	75	34
Specialty Underwriting & Residential Finance Trust
2.771% due 01/25/2034 •	300	290
3.291% due 10/25/2035 •	715	665
Staniford Street CLO Ltd.
3.521% due 06/15/2025 •	1,451	1,453
Structured Asset Investment Loan Trust
2.751% due 04/25/2035 •	2,525	2,534
3.066% due 09/25/2034 •	642	627
3.366% due 12/25/2034 •	976	960
3.516% due 04/25/2034 •	217	218
Structured Asset Securities Corp. Trust
2.551% due 09/25/2035 •	900	849
Symphony CLO Ltd.
3.228% due 04/15/2028 •	2,100	2,100
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •	1,100	1,101
TICP CLO Ltd.
3.199% due 04/20/2028 •	9,000	8,942
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	914	903
UPS Capital Business Credit
2.653% due 04/15/2026 «•	76	8
Utah State Board of Regents
2.710% due 01/25/2057 •	14,974	15,009
Venture CLO Ltd.
3.168% due 04/15/2027 •	7,400	7,365
3.228% due 04/15/2027 •	10,000	9,981
3.228% due 07/15/2027 •	5,100	5,091
Voya CLO Ltd.
3.080% due 07/25/2026 •	8,000	7,975
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.721% due 04/25/2034 •	606	580

Total Asset-Backed Securities (Cost $314,069)		306,139

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.2%		4,567

U.S. TREASURY BILLS 0.1%
1.903% due 08/02/2018 - 09/27/2018 (d)(e)(k)	1,033	1,029

Total Short-Term Instruments (Cost $5,596)		5,596

Total Investments in Securities (Cost $5,335,794)		5,320,353

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	5,727,461	56,622

Total Short-Term Instruments (Cost $56,619)		56,622

Total Investments in Affiliates (Cost $56,619)		56,622

Total Investments 259.1% (Cost $5,392,413)		$5,376,975
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $11,988)		1,540
Other Assets and Liabilities, net (159.2)%		(3,303,435)

Net Assets 100.0%		$2,075,080

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$4,567	U.S. Treasury Notes 1.875% - 2.000% due 02/15/2022 - 02/28/2022	$(4,659)	$4,567	$4,567

Total Repurchase Agreements						$(4,659)	$4,567	$4,567

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
UBS	2.030%	05/14/2018	07/13/2018	$(395)	$(396)

Total Sale-Buyback Transactions					$(396)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.0)%
Fannie Mae, TBA	4.000%	07/01/2033	$12,200	$(12,459)	$(12,515)
Fannie Mae, TBA	4.000	07/01/2048	41,500	(42,238)	(42,309)
Fannie Mae, TBA	4.500	08/01/2048	37,000	(38,443)	(38,460)
Fannie Mae, TBA	5.500	07/01/2048	1,700	(1,834)	(1,822)
Fannie Mae, TBA	5.500	08/01/2048	1,500	(1,605)	(1,607)
Freddie Mac, TBA	5.500	07/01/2048	57,000	(60,937)	(60,904)
Ginnie Mae, TBA	5.000	07/01/2048	7,100	(7,444)	(7,410)

Total Short Sales (8.0)%				$(164,960)	$(165,027)

(g)	Securities with an aggregate market value of $393,984 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(16,423) at a weighted average interest rate of 1.844%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	54	$13,144	$(95)	$0	$0
90-Day Eurodollar December Futures	12/2019	54	13,100	(115)	0	(1)
90-Day Eurodollar June Futures	06/2019	54	13,115	(111)	0	0

				$(321)	$0	$(1)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	132	$(15,865)	$(157)	$0	$0

Total Futures Contracts				$(478)	$0	$(1)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$1,982	$209	$2,191	$30	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	29	1,073	1,102	17	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	92,500	7,330	3,369	10,699	90	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	6,000	63	347	410	5	0
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027	5,500	0	383	383	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	5,400	(67)	272	205	5	0
Pay	3-Month USD-LIBOR	2.987	Semi-Annual	06/12/2028	26,300	0	143	143	0	(21)
Receive	3-Month USD-LIBOR	2.720	Semi-Annual	06/18/2028	10,400	103	117	220	11	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	21,500	1,538	(228)	1,310	20	0
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	23,000	0	(57)	(57)	0	(19)
Pay(1)	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	4,400	0	(6)	(6)	0	(4)
Pay(1)	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	900	0	8	8	0	(1)
Pay(1)	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	1,600	0	17	17	0	(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	32,550	(1,240)	2,773	1,533	53	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	62,000	5,661	496	6,157	100	0

						$15,399	$8,916	$24,315	$336	$(47)

Total Swap Agreements						$15,399	$8,916	$24,315	$336	$(47)

(i)	Securities with an aggregate market value of $8,010 and cash of $4,503 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(1)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440%	12/13/2018	$4,100	$22	$13
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019	10,000	78	27
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.440	12/13/2018	6,300	36	20
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	04/30/2019	308,000	255	257
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019	13,900	90	46
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019	43,400	325	105

							$806	$468

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	$71.500	07/05/2018	$50,000	$2	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 08/01/2048	68.000	08/06/2018	250,000	10	0
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	73.000	08/06/2018	536,000	21	0
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	76.500	08/06/2018	138,000	5	0
GSC	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	90.000	07/05/2018	10,000	0	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	68.000	07/05/2018	30,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	69.000	07/05/2018	210,000	8	0
	Put - OTC Fannie Mae, TBA 4.000% due 07/01/2048	71.000	07/05/2018	122,000	5	0
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	70.000	08/06/2018	190,000	7	0
	Put - OTC Freddie Mac 3.000% due 08/01/2048	68.000	08/06/2018	50,000	2	0
	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2048	67.000	07/05/2018	118,000	5	0
SAL	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	74.000	08/06/2018	50,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 09/01/2048	74.000	08/06/2018	45,000	2	0
	Put - OTC Ginnie Mae, TBA 3.500% due 09/01/2048	72.000	09/06/2018	219,000	9	0
	Put - OTC Ginnie Mae, TBA 3.500% due 09/01/2048	75.000	09/06/2018	50,000	2	0
	Put - OTC Ginnie Mae, TBA 4.000% due 08/01/2048	76.000	08/06/2018	48,000	2	0

					$83	$0

Total Purchased Options					$889	$468

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	$97.859	07/05/2018	$3,500	$(9)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.859	07/05/2018	7,000	(15)	(2)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.828	07/05/2018	16,000	(41)	(31)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.953	07/05/2018	100,000	(172)	(121)
FAR	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	97.555	09/06/2018	9,000	(30)	(9)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.688	09/06/2018	15,000	(43)	(54)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.789	09/06/2018	11,500	(32)	(37)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.402	08/06/2018	11,500	(36)	(19)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.148	07/05/2018	7,000	(18)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.844	08/06/2018	8,500	(13)	(5)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.844	08/06/2018	8,500	(11)	(3)
GSC	Call - OTC Fannie Mae, TBA 3.000% due 07/01/2048	96.867	07/05/2018	20,000	(34)	(30)
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.633	07/05/2018	3,500	(10)	0
	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	7,000	(26)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.234	07/05/2018	22,000	(64)	(72)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.688	07/05/2018	27,000	(34)	(20)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.703	08/06/2018	3,500	(10)	(1)
	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	97.828	08/06/2018	4,000	(10)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.703	08/06/2018	3,500	(8)	(9)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.828	08/06/2018	4,000	(7)	(9)
	Put - OTC Fannie Mae, TBA 3.500% due 09/01/2048	98.070	09/06/2018	9,000	(21)	(15)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.070	09/06/2018	9,000	(17)	(21)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.770	07/05/2018	33,000	(63)	(79)

	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.824	07/05/2018	7,000	(13)	(14)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	102.141	07/05/2018	8,500	(20)	(4)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.641	08/06/2018	5,750	(15)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.000	08/06/2018	3,500	(7)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.406	08/06/2018	49,750	(152)	(284)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.641	08/06/2018	11,500	(21)	(48)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.000	08/06/2018	3,500	(5)	(8)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	102.563	09/06/2018	6,000	(10)	(8)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.656	07/05/2018	7,000	(24)	0
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.031	09/06/2018	9,000	(48)	(62)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.047	09/06/2018	115,000	(526)	(779)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.445	09/06/2018	25,000	(82)	(116)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	97.969	07/05/2018	3,500	(7)	0
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.016	07/05/2018	19,500	(51)	(101)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.227	07/05/2018	20,500	(50)	(69)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.438	07/05/2018	50,000	(121)	(93)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	99.969	07/05/2018	3,500	(6)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 07/01/2048	100.031	07/05/2018	3,500	(5)	0
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.203	08/06/2018	17,000	(43)	(86)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.609	09/06/2018	14,000	(37)	(55)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.719	09/06/2018	10,000	(24)	(35)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.734	09/06/2018	50,000	(141)	(171)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.773	09/06/2018	11,500	(26)	(38)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	99.988	09/06/2018	8,500	(17)	(22)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.016	09/06/2018	11,500	(33)	(28)
	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	100.078	09/06/2018	50,000	(94)	(114)
	Call - OTC Fannie Mae, TBA 4.000% due 07/01/2048	101.781	07/05/2018	6,500	(12)	(15)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.094	08/06/2018	8,500	(16)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.328	08/06/2018	8,500	(14)	(2)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.547	08/06/2018	2,750	(5)	(1)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	100.750	08/06/2018	8,500	(15)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.914	08/06/2018	11,500	(19)	(31)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.094	08/06/2018	8,500	(14)	(16)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.328	08/06/2018	8,500	(12)	(10)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.547	08/06/2018	5,500	(6)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.750	08/06/2018	8,500	(12)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 09/01/2048	101.711	09/06/2018	11,000	(33)	(49)

					$(2,460)	$(2,811)

Total Written Options					$(2,460)	$(2,811)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust Series 204-BC1 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$148	$0	$76	$76	$0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,842	0	3,455	3,455	0

						$0	$3,531	$3,531	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

								Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$2,370	$(806)	$812	$6	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,031)	751	0	(280)
	Structured Asset Investment Loan Trust 204-10 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	2	0	(1)

						$(1,840)	$1,565	$6	$(281)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695%	Maturity	08/17/2018	$70,000	$0	$(9)	$0	$(9)
JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	90,000	0	51	51	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018	25,000	0	9	9	0

	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.720	Maturity	11/19/2018	70,000	0	(5)	0	(5)
SAL	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	45,000	0	14	14	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	55,000	0	39	39	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	382,000	0	190	190	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.695	Maturity	08/16/2018	70,000	0	(9)	0	(9)

							$0	$280	$303	$(23)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	8,252	1-Month USD-LIBOR	Monthly	01/12/2038	$(1,444)	$0	$21	$21	$0
	Receive	IOS.FN.550.08 Index	1,967	1-Month USD-LIBOR	Monthly	01/12/2039	(310)	0	8	8	0
JPS	Receive	IOS.FN.600.08 Index	3,353	1-Month USD-LIBOR	Monthly	01/12/2039	(733)	0	18	18	0
SAL	Receive	IOS.FN.550.08 Index	2,615	1-Month USD-LIBOR	Monthly	01/12/2039	(433)	0	12	12	0

								$0	$59	$59	$0

Total Swap Agreements								$(1,840)	$5,435	$3,899	$(304)

(k)

Securities with an aggregate market value of $2,905 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$234	$0	$234
Industrials	0	1,354	0	1,354
Municipal Bonds & Notes
Texas	0	2,727	0	2,727
U.S. Government Agencies	0	4,774,954	10,842	4,785,796
U.S. Treasury Obligations	0	77,210	0	77,210
Non-Agency Mortgage-Backed Securities	0	99,088	42,209	141,297
Asset-Backed Securities	0	306,131	8	306,139
Short-Term Instruments
Repurchase Agreements	0	4,567	0	4,567
U.S. Treasury Bills	0	1,029	0	1,029
	$0	$5,267,294	$53,059	$5,320,353

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,622	$0	$0	$56,622

Total Investments	$56,622	$5,267,294	$53,059	$5,376,975

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(165,027)	$0	$(165,027)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	336	0	336
Over the counter	0	912	3,455	4,367
	$0	$1,248	$3,455	$4,703

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(47)	0	(48)
Over the counter	0	(3,115)	0	(3,115)

	$(1)	$(3,162)	$0	$(3,163)

Total Financial Derivative Instruments	$(1)	$(1,914)	$3,455	$1,540

Totals	$56,621	$5,100,353	$56,514	$5,213,488

There were no significant transfers among Levels 1 and 2 during the period ended June 30, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2018:

Category and Subcategory	Beginning Balance at 03/31/2018	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2018 (2)
Investments in Securities, at Value
U.S. Government Agencies	$94	$10,742	$(1)	$0	$0	$7	$0	$0	$10,842	$7
Non-Agency Mortgage-Backed Securities	42,546	0	(1,133)	32	120	644	0	0	42,209	656
Asset-Backed Securities	8	0	0	0	0	0	0	0	8	0

	$42,648	$10,742	$(1,134)	$32	$120	$651	$0	$0	$53,059	$663
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$0	$3,455	$0	$3,455	$0

Totals	$42,648	$10,742	$(1,134)	$32	$120	$651	$3,455	$0	$56,514	$663

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$10,842	Proxy Pricing	Base Price	99.078 - 101.656
Non-Agency Mortgage-Backed Securities	42,209	Third Party Vendor	Broker Quote	90.000 - 93.000
Asset-Backed Securities	8	Third Party Vendor	Broker Quote	10.000
Financial Derivative Instruments - Assets
Over the counter	3,455	Indicative Market Quotation	Broker Quote	89.931

Total	$56,514

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.8%¤
CORPORATE BONDS & NOTES 2.7%
INDUSTRIALS 2.7%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$1,921
Stanford Health Care
3.795% due 11/15/2048	2,000	1,924

Total Corporate Bonds & Notes (Cost $4,041)		3,845

MUNICIPAL BONDS & NOTES 86.7%
ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	520

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,070

CALIFORNIA 7.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,397
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,484
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,270	1,478
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,193
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,145
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	266
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	173

		11,136

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,102

CONNECTICUT 2.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	3,043

DISTRICT OF COLUMBIA 7.3%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,309

FLORIDA 3.1%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,298
Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,128
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	2,000	2,045

		4,471

ILLINOIS 17.2%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,232
5.250% due 01/01/2028	2,000	2,150
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,129
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,543

Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,323
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,006
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	1,006
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,131
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,930

		24,450

LOUISIANA 3.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,410

MARYLAND 3.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	2,000	2,122
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,101

		4,223

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 06/01/2048	1,000	1,016

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	2,097

NEW JERSEY 5.7%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,610
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.060% (MUNIPSA + 1.550%) due 09/01/2027	1,750	1,731
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,082
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,682

		8,105

NEW YORK 10.2%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,187
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	1,943
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	515
New York City, New York General Obligation Bonds, Series 2006
1.550% due 04/01/2036	3,000	3,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2038	2,400	2,797
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,230
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	667
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2033	1,000	1,127

		14,466

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	328

PENNSYLVANIA 5.4%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2047	4,000	4,433
Commonwealth of Pennsylvania General Obligation Bonds, Series 2018
4.000% due 03/01/2037	1,000	1,031
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,109

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	1,000	1,128

		7,701

TENNESSEE 3.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,318
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,384

		4,702

TEXAS 9.5%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,661
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,374
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,143
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,266

		13,444

WASHINGTON 1.8%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,596

Total Municipal Bonds & Notes (Cost $115,725)		123,189

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		549

Total Short-Term Instruments (Cost $549)		549

Total Investments in Securities (Cost $120,315)		127,583

	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	1,317,353	13,023

Total Short-Term Instruments (Cost $13,020)		13,023

Total Investments in Affiliates (Cost $13,020)		13,023

Total Investments 98.9% (Cost $133,336)		$140,606
Other Assets and Liabilities, net 1.1%		1,513

Net Assets 100.0%		$142,119

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$549	U.S. Treasury Notes 2.000% due 02/15/2022	$(561)	$549	$549

Total Repurchase Agreements						$(561)	$549	$549

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,845	$0	$3,845
Municipal Bonds & Notes
Alabama	0	520	0	520
Alaska	0	2,070	0	2,070
California	0	11,136	0	11,136
Colorado	0	3,102	0	3,102
Connecticut	0	3,043	0	3,043
District of Columbia	0	10,309	0	10,309
Florida	0	4,471	0	4,471
Illinois	0	24,450	0	24,450
Louisiana	0	5,410	0	5,410
Maryland	0	4,223	0	4,223
Missouri	0	1,016	0	1,016
Nevada	0	2,097	0	2,097
New Jersey	0	8,105	0	8,105
New York	0	14,466	0	14,466
Ohio	0	328	0	328
Pennsylvania	0	7,701	0	7,701
Tennessee	0	4,702	0	4,702
Texas	0	13,444	0	13,444
Washington	0	2,596	0	2,596
Short-Term Instruments
Repurchase Agreements	0	549	0	549
	$0	$127,583	$0	$127,583

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,023	$0	$0	$13,023

Total Investments	$13,023	$127,583	$0	$140,606

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.9%¤
CORPORATE BONDS & NOTES 0.0%

Total Corporate Bonds & Notes (Cost $0)		0

U.S. TREASURY OBLIGATIONS 139.5%
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2019	$2,577	$2,562
0.125% due 04/15/2020	64	63
0.125% due 04/15/2021	3,330	3,280
0.125% due 04/15/2022	2,318	2,271
0.125% due 07/15/2022	370	364
0.125% due 01/15/2023	3,842	3,757
0.125% due 07/15/2024	2,912	2,832
0.125% due 07/15/2026	1,735	1,663
0.250% due 01/15/2025	2,994	2,913
0.375% due 07/15/2023	398	395
0.375% due 01/15/2027	1,577	1,532
0.500% due 01/15/2028	1,585	1,550
0.625% due 07/15/2021	556	558
0.625% due 01/15/2024	934	933
0.625% due 02/15/2043	1,787	1,693
0.750% due 02/15/2045	3,054	2,966
1.375% due 02/15/2044	484	541
1.750% due 01/15/2028 (c)	5,823	6,365
2.500% due 01/15/2029	2,999	3,527
3.625% due 04/15/2028 (c)(a)	11,494	14,604
3.875% due 04/15/2029 (c)	3,722	4,910

Total U.S. Treasury Obligations (Cost $59,563)		59,279

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.371% due 01/25/2035 •	373	366
Merrill Lynch Mortgage Investors Trust
2.511% due 07/25/2030 •	2,211	2,107

Total Non-Agency Mortgage-Backed Securities (Cost $2,431)		2,473

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		272

Total Short-Term Instruments (Cost $272)		272

Total Investments in Securities (Cost $62,266)		62,024

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	35,931	355

Total Short-Term Instruments (Cost $355)		355

Total Investments in Affiliates (Cost $355)		355

Total Investments 146.7% (Cost $62,621)		$62,379
Financial Derivative Instruments (d)(e) 1.1% (Cost or Premiums, net $(1,003))		452
Other Assets and Liabilities, net (47.8)%		(20,319)

Net Assets 100.0%		$42,512

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$272	U.S. Treasury Notes 2.000% due 02/15/2022	$(281)	$272	$272

Total Repurchase Agreements						$(281)	$272	$272

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.980%	05/01/2018	07/02/2018	$(6,348)	$(6,370)
BSN	1.980	05/03/2018	07/11/2018	(10,355)	(10,389)
GRE	2.080	05/24/2018	07/06/2018	(2,779)	(2,785)
	2.130	06/11/2018	07/11/2018	(981)	(982)

Total Reverse Repurchase Agreements					$(20,526)

(c)	Securities with an aggregate market value of $20,592 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(21,331) at a weighted average interest rate of 1.872%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	25	$3,005	$16	$0	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	5	$(568)	$(3)	$0	$0

Total Futures Contracts				$13	$0	$0

Cash of $94 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2018	JPY	59,600		$549	$11	$0
TOR	07/2018		$542	JPY	59,600	0	(4)
	08/2018	JPY	59,600		$543	4	0

Total Forward Foreign Currency Contracts						$15	$(4)

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	225
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	244
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(15)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(11)

						$(1,003)	$441

Total Written Options						$(1,003)	$441

(1)	YOY options may have a series of expirations.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$59,279	$0	$59,279
Non-Agency Mortgage-Backed Securities	0	2,473	0	2,473
Short-Term Instruments
Repurchase Agreements	0	272	0	272
	$0	$62,024	$0	$62,024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$355	$0	$0	$355

Total Investments	$355	$62,024	$0	$62,379

Financial Derivative Instruments - Assets
Over the counter	$0	$15	$0	$15

Financial Derivative Instruments - Liabilities
Over the counter	$0	$437	$0	$437

Total Financial Derivative Instruments	$0	$452	$0	$452

Totals	$355	$62,476	$0	$62,831

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short Asset Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.9% (¤)
CORPORATE BONDS & NOTES 47.9%
BANKING & FINANCE 28.9%
ABN AMRO Bank NV
1.800% due 09/20/2019		$4,400	$4,337
2.100% due 01/18/2019		29,085	29,008
2.450% due 06/04/2020		3,400	3,345
2.500% due 10/30/2018		3,500	3,504
2.765% (US0003M + 0.410%) due 01/19/2021 ~		2,150	2,150
2.995% (US0003M + 0.640%) due 01/18/2019 ~		10,762	10,796
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019		10,500	10,500
AerCap Ireland Capital DAC
3.750% due 05/15/2019		26,220	26,382
4.250% due 07/01/2020		3,300	3,338
4.500% due 05/15/2021		1,750	1,784
4.625% due 10/30/2020		8,500	8,665
AIG Global Funding
2.817% (US0003M + 0.480%) due 07/02/2020 ~		3,800	3,803
3.350% due 06/25/2021		17,800	17,833
Air Lease Corp.
2.500% due 03/01/2021		4,700	4,579
2.625% due 09/04/2018		4,513	4,511
2.750% due 01/15/2023		2,500	2,384
3.375% due 01/15/2019		16,400	16,433
American Express Co.
2.846% (US0003M + 0.525%) due 05/17/2021 ~		17,500	17,556
American Express Credit Corp.
1.875% due 05/03/2019		25,000	24,819
3.049% (US0003M + 0.730%) due 05/26/2020 ~		8,500	8,575
American Honda Finance Corp.
2.512% (US0003M + 0.150%) due 01/22/2019 ~		20,000	20,007
2.713% (US0003M + 0.350%) due 11/05/2021 ~		30,000	30,031
2.937% (US0003M + 0.610%) due 09/09/2021 ~		17,491	17,664
American Tower Corp.
2.250% due 01/15/2022		1,595	1,526
3.400% due 02/15/2019		7,000	7,020
3.450% due 09/15/2021		3,200	3,189
5.050% due 09/01/2020		1,800	1,861
5.900% due 11/01/2021		800	856
Aozora Bank Ltd.
2.750% due 03/09/2020		2,000	1,978
Athene Global Funding
2.750% due 04/20/2020		4,000	3,952
3.000% due 07/01/2022		1,918	1,859
3.499% (US0003M + 1.140%) due 04/20/2020 ~		11,810	11,963
3.566% (US0003M + 1.230%) due 07/01/2022 ~		45,550	46,510
Aviation Capital Group LLC
2.875% due 09/17/2018		6,090	6,091
Axis Bank Ltd.
3.250% due 05/21/2020		7,060	6,966
Banco Santander Chile
2.500% due 12/15/2020		11,900	11,603
Bangkok Bank PCL
3.300% due 10/03/2018		7,000	7,004
Bank Nederlandse Gemeenten NV
2.448% due 07/14/2020 •		33,100	33,159
Bank of America Corp.
2.987% (US0003M + 0.650%) due 10/01/2021 ~		48,800	48,989
3.022% (US0003M + 0.660%) due 07/21/2021 ~		60,800	61,055
3.366% (BBSW3M + 1.420%) due 08/23/2018 ~	AUD	10,000	7,406
3.499% due 05/17/2022 •		$5,000	5,000
Bank of Montreal
2.375% due 01/25/2019		15,000	14,982
Bank of Nova Scotia
1.950% due 01/15/2019		3,700	3,687
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		14,209	14,103
2.713% (US0003M + 0.350%) due 08/05/2019 ~		5,000	4,997
2.750% due 01/22/2019		4,750	4,748
Barclays Bank PLC
2.500% due 02/20/2019		1,000	998
2.913% (US0003M + 0.550%) due 08/07/2019 ~		23,000	23,071
5.125% due 01/08/2020		5,100	5,243

Barclays PLC
2.750% due 11/08/2019	42,645	42,339
4.463% (US0003M + 2.110%) due 08/10/2021 ~	25,099	26,060
Berkshire Hathaway Finance Corp.
2.657% (US0003M + 0.320%) due 01/10/2020 ~	1,100	1,104
BNP Paribas S.A.
2.450% due 03/17/2019	10,000	9,971
3.056% (US0003M + 0.700%) due 05/11/2020 ~	10,000	10,002
BNZ International Funding Ltd.
2.350% due 03/04/2019	32,040	31,925
2.400% due 02/21/2020	12,600	12,423
3.031% (US0003M + 0.700%) due 02/21/2020 ~	22,960	23,090
3.316% (US0003M + 0.980%) due 09/14/2021 ~	1,385	1,402
BOC Aviation Ltd.
2.375% due 09/15/2021	2,500	2,394
2.750% due 09/18/2022	13,600	12,940
3.000% due 05/23/2022	1,500	1,451
Canadian Imperial Bank of Commerce
3.150% due 06/27/2021	51,700	51,740
Caterpillar Financial Services Corp.
1.900% due 03/22/2019	8,600	8,562
2.494% (US0003M + 0.180%) due 12/06/2018 ~	12,600	12,609
2.510% (US0003M + 0.180%) due 05/15/2020 ~	15,000	15,009
2.847% (US0003M + 0.510%) due 01/10/2020 ~	17,775	17,862
2.904% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,039
Cboe Global Markets, Inc.
1.950% due 06/28/2019	9,280	9,194
CDP Financial, Inc.
4.400% due 11/25/2019	4,400	4,500
Citibank N.A.
2.595% (US0003M + 0.260%) due 09/18/2019 ~	20,000	20,006
Citigroup, Inc.
2.500% due 09/26/2018	2,948	2,947
3.309% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,030
3.352% (US0003M + 1.023%) due 06/01/2024 ~	47,900	47,982
3.553% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,255
3.576% (US0003M + 1.250%) due 07/01/2026 ~	10,000	10,008
CK Hutchison International Ltd.
2.250% due 09/29/2020	23,000	22,503
CNP Assurances
7.500% due 10/18/2018 •(e)	1,600	1,614
Compass Bank
2.750% due 09/29/2019	3,450	3,432
Cooperatieve Rabobank UA
2.817% (US0003M + 0.480%) due 01/10/2023 ~	2,000	2,000
3.167% (US0003M + 0.830%) due 01/10/2022 ~	10,000	10,132
Credit Agricole S.A.
2.500% due 04/15/2019	18,400	18,362
8.125% due 09/19/2033 •(f)	13,400	13,541
Credit Suisse Group AG
3.566% (US0003M + 1.240%) due 06/12/2024 ~	20,000	19,998
Credit Suisse Group Funding Guernsey Ltd.
4.645% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,546
Danske Bank A/S
2.831% (US0003M + 0.510%) due 03/02/2020 ~	23,500	23,568
2.894% (US0003M + 0.580%) due 09/06/2019 ~	6,145	6,171
3.386% (US0003M + 1.060%) due 09/12/2023 ~	4,300	4,306
DBS Group Holdings Ltd.
2.811% (US0003M + 0.490%) due 06/08/2020 ~	79,600	79,715
2.980% (US0003M + 0.620%) due 07/25/2022 ~	1,300	1,304
Dexia Credit Local S.A.
1.875% due 03/28/2019	17,250	17,174
1.875% due 01/29/2020	31,450	30,979
2.250% due 01/30/2019	6,165	6,154
2.250% due 02/18/2020	59,750	59,162
2.500% due 01/25/2021	32,200	31,814
2.641% (US0003M + 0.320%) due 09/04/2020 ~	8,410	8,435
2.843% (US0003M + 0.500%) due 02/15/2019 ~	2,500	2,507
Discover Bank
2.600% due 11/13/2018	38,039	38,020
DNB Bank ASA
2.125% due 10/02/2020	30,000	29,265
2.707% (US0003M + 0.370%) due 10/02/2020 ~	2,150	2,154
3.391% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,566
Erste Abwicklungsanstalt
1.625% due 02/21/2019	5,400	5,371
2.500% due 03/13/2020	22,400	22,293
2.537% (US0003M + 0.210%) due 03/09/2020 ~	43,400	43,539
European Investment Bank
2.466% due 01/27/2020 •	5,000	5,005
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	5,275	5,267
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	6,800	6,682
First Republic Bank
2.375% due 06/17/2019	9,500	9,447

Ford Motor Credit Co. LLC
1.897% due 08/12/2019	2,667	2,629
2.021% due 05/03/2019	9,178	9,104
2.343% due 11/02/2020	2,100	2,046
2.425% due 06/12/2020	2,600	2,550
2.597% due 11/04/2019	7,700	7,639
2.793% (US0003M + 0.430%) due 11/02/2020 ~	2,200	2,192
2.875% due 10/01/2018	11,000	11,003
2.943% due 01/08/2019	9,000	9,003
3.156% (US0003M + 0.830%) due 03/12/2019 ~	25,925	26,009
3.157% due 08/04/2020	5,700	5,663
3.185% due 08/12/2019 •	24,250	24,362
8.125% due 01/15/2020	900	964
General Motors Financial Co., Inc.
2.400% due 05/09/2019	20,100	20,010
3.100% due 01/15/2019	62,737	62,804
3.150% due 01/15/2020	900	899
3.200% due 07/13/2020	5,400	5,377
3.500% due 07/10/2019	20,321	20,428
3.644% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,017
3.908% (US0003M + 1.560%) due 01/15/2020 ~	12,000	12,188
4.408% (US0003M + 2.060%) due 01/15/2019 ~	3,500	3,534
Goldman Sachs Bank USA
3.200% due 06/05/2020	18,500	18,559
Goldman Sachs Group, Inc.
2.905% due 07/24/2023 •	21,100	20,342
3.067% (US0003M + 0.730%) due 12/27/2020 ~	8,100	8,129
3.359% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,072
3.443% (US0003M + 1.100%) due 11/15/2018 ~	16,175	16,236
3.919% (US0003M + 1.600%) due 11/29/2023 ~	600	620
5.375% due 03/15/2020	1,000	1,036
Harley-Davidson Financial Services, Inc.
2.831% (US0003M + 0.500%) due 05/21/2020 ~	8,400	8,420
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,500	10,294
HSBC Holdings PLC
3.990% (US0003M + 1.660%) due 05/25/2021 ~	84,243	86,927
HSBC USA, Inc.
2.250% due 06/23/2019	18,485	18,359
2.965% (US0003M + 0.610%) due 11/13/2019 ~	5,000	5,024
HSH Portfoliomanagement AoeR
2.665% (US0003M + 0.330%) due 09/18/2020 ~	7,000	7,011
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	9,904	10,230
7.625% due 04/09/2019	19,040	19,716
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	8,560	8,396
ICICI Bank Ltd.
3.125% due 08/12/2020	13,087	12,886
3.441% (US0003M + 1.120%) due 12/04/2018 ~	4,200	4,201
3.500% due 03/18/2020	14,525	14,453
4.800% due 05/22/2019	45,530	46,146
5.750% due 11/16/2020	13,900	14,471
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	5,986	6,008
ING Bank NV
2.050% due 08/17/2018	8,534	8,529
2.450% due 03/16/2020	2,100	2,073
2.953% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,040
3.101% (US0003M + 0.780%) due 08/17/2018 ~	7,500	7,508
3.291% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,053
ING Groep NV
3.484% (US0003M + 1.150%) due 03/29/2022 ~	2,300	2,340
International Lease Finance Corp.
5.875% due 04/01/2019	22,399	22,862
5.875% due 08/15/2022	1,500	1,594
6.250% due 05/15/2019	73,974	75,859
7.125% due 09/01/2018	53,681	54,033
8.250% due 12/15/2020	4,500	4,965
8.625% due 01/15/2022	1,000	1,148
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,722	9,741
Jackson National Life Global Funding
2.807% (US0003M + 0.480%) due 06/11/2021 ~	4,400	4,407
3.067% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,250
John Deere Capital Corp.
2.556% (US0003M + 0.180%) due 01/07/2020 ~	15,000	15,009
2.801% (US0003M + 0.480%) due 09/08/2022 ~	37,346	37,300
2.869% (US0003M + 0.550%) due 06/07/2023 ~	10,000	9,995
JPMorgan Chase & Co.
2.945% (US0003M + 0.610%) due 06/18/2022 ~	69,300	69,314
3.419% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,663
3.564% (US0003M + 1.205%) due 10/29/2020 ~	15,100	15,395
3.780% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,553
JPMorgan Chase Bank N.A.
2.648% (US0003M + 0.290%) due 02/01/2021 ~	20,000	20,022

Lloyds Bank PLC
2.300% due 11/27/2018		1,000	999
2.853% (US0003M + 0.490%) due 05/07/2021 ~		5,000	5,009
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		19,700	18,782
Macquarie Bank Ltd.
2.600% due 06/24/2019		15,908	15,862
2.662% (US0003M + 0.350%) due 04/04/2019 ~		66,000	66,037
3.479% (US0003M + 1.120%) due 07/29/2020 ~		12,000	12,150
Macquarie Group Ltd.
3.000% due 12/03/2018		48,191	48,242
3.339% (US0003M + 1.020%) due 11/28/2023 ~		25,000	25,094
3.687% (US0003M + 1.350%) due 03/27/2024 ~		12,763	12,987
7.625% due 08/13/2019		5,420	5,675
Metropolitan Life Global Funding
2.300% due 04/10/2019		7,450	7,426
2.546% (US0003M + 0.220%) due 09/19/2019 ~		88,500	88,662
2.726% (US0003M + 0.400%) due 06/12/2020 ~		12,000	12,063
Mitsubishi UFJ Financial Group, Inc.
3.061% (US0003M + 0.740%) due 03/02/2023 ~		54,000	54,147
3.150% (US0003M + 0.790%) due 07/25/2022 ~		18,524	18,614
3.393% (US0003M + 1.060%) due 09/13/2021 ~		5,270	5,348
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		9,648	9,254
2.500% due 03/09/2020		8,000	7,900
2.652% due 09/19/2022		28,300	27,181
2.750% due 10/21/2020		6,500	6,415
3.137% (US0003M + 0.775%) due 07/23/2019 ~		8,000	8,031
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019		3,000	2,976
Mizuho Bank Ltd.
2.400% due 03/26/2020		4,700	4,633
2.450% due 04/16/2019		28,300	28,216
2.650% due 09/25/2019		14,255	14,183
3.549% (US0003M + 1.190%) due 10/20/2018 ~		11,369	11,403
Mizuho Financial Group, Inc.
3.207% (US0003M + 0.880%) due 09/11/2022 ~		32,898	33,092
3.259% (US0003M + 0.940%) due 02/28/2022 ~		64,284	64,826
3.473% (US0003M + 1.140%) due 09/13/2021 ~		1,300	1,320
3.819% (US0003M + 1.480%) due 04/12/2021 ~		32,000	32,779
Morgan Stanley
2.450% due 02/01/2019		41,701	41,636
2.903% (US0003M + 0.550%) due 02/10/2021 ~		59,600	59,731
3.102% (US0003M + 0.740%) due 07/23/2019 ~		3,000	3,016
3.292% (US0003M + 0.930%) due 07/22/2022 ~		5,000	5,042
4.750% due 11/16/2018	AUD	8,398	6,264
MUFG Bank Ltd
2.300% due 03/05/2020		$3,700	3,643
2.350% due 09/08/2019		34,350	34,087
MUFG Union Bank N.A.
2.625% due 09/26/2018		15,636	15,633
Nasdaq, Inc.
2.722% (US0003M + 0.390%) due 03/22/2019 ~		27,100	27,133
National Bank of Canada
2.693% (US0003M + 0.330%) due 11/02/2020 ~		1,000	1,000
2.953% (US0003M + 0.600%) due 01/17/2020 ~		44,245	44,476
Nederlandse Waterschapsbank NV
2.360% (US0003M + 0.030%) due 02/24/2020 ~		32,000	32,012
2.361% (US0003M + 0.020%) due 03/15/2019 ~		5,800	5,801
New York Life Global Funding
1.550% due 11/02/2018		5,000	4,985
2.601% (US0003M + 0.270%) due 04/09/2020 ~		9,900	9,927
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019		1,600	1,592
2.726% (US0003M + 0.390%) due 09/28/2020 ~		23,850	23,873
2.853% due 09/13/2019 •		39,800	39,951
2.861% (US0003M + 0.520%) due 03/15/2021 ~		5,000	5,010
2.922% (US0003M + 0.580%) due 01/13/2020 ~		1,810	1,819
2.992% (US0003M + 0.650%) due 07/13/2022 ~		9,200	9,214
3.026% due 09/28/2022 •		42,900	42,979
3.232% (US0003M + 0.890%) due 01/13/2022 ~		1,500	1,520
3.331% due 03/08/2019 •		5,600	5,633
Nomura Holdings, Inc.
2.750% due 03/19/2019		49,284	49,277
Nordea Bank AB
2.741% (US0003M + 0.410%) due 04/07/2020 ~		12,000	12,010
2.789% (US0003M + 0.470%) due 05/29/2020 ~		12,200	12,243
2.954% (US0003M + 0.620%) due 09/30/2019 ~		6,615	6,652
3.175% (US0003M + 0.840%) due 09/17/2018 ~		1,685	1,688
3.309% (US0003M + 0.990%) due 05/27/2021 ~		13,000	13,205
4.875% due 01/27/2020		300	308
NRW Bank
2.483% (US0003M + 0.120%) due 02/01/2022 ~		50,800	51,082
2.526% (US0003M + 0.170%) due 02/11/2019 ~		14,100	14,117
NTT Finance Corp.
1.900% due 07/21/2021		800	768
2.864% (US0003M + 0.530%) due 06/29/2020 ~		25,152	25,254

Oesterreichische Kontrollbank AG
2.335% (US0003M + 0.000%) due 09/18/2018 ~(g)		15,000	15,004
2.523% (US0003M + 0.160%) due 11/04/2019 ~		3,800	3,808
ORIX Corp.
2.650% due 04/13/2021		26,020	25,380
2.900% due 07/18/2022		20,748	20,197
2.950% due 07/23/2020		4,400	4,358
3.200% due 01/19/2022		4,000	3,942
PNC Bank N.A.
1.950% due 03/04/2019		3,400	3,382
Principal Life Global Funding
2.250% due 10/15/2018		4,300	4,297
Private Export Funding Corp.
2.650% due 02/16/2021		5,900	5,872
Protective Life Global Funding
1.555% due 09/13/2019		10,200	10,036
2.615% due 08/22/2022		13,900	13,423
QBE Insurance Group Ltd.
3.000% due 10/21/2022		2,870	2,763
QIC Finance Shopping Center Fund Pty. Ltd.
5.000% due 07/25/2018	AUD	3,900	2,889
QNB Finance Ltd.
2.125% due 09/07/2021		$1,500	1,424
2.750% due 10/31/2018		3,700	3,699
3.713% (US0003M + 1.350%) due 02/07/2020 ~		1,000	1,007
Reliance Standard Life Global Funding
2.150% due 10/15/2018		3,500	3,495
2.500% due 01/15/2020		10,896	10,784
Royal Bank of Canada
2.200% due 09/23/2019		3,502	3,479
2.839% (US0003M + 0.480%) due 07/29/2019 ~		5,000	5,017
Royal Bank of Scotland Group PLC
3.813% (US0003M + 1.470%) due 05/15/2023 ~		72,473	72,867
4.700% due 07/03/2018		2,000	2,000
6.400% due 10/21/2019		25,000	25,944
Santander Holdings USA, Inc.
2.650% due 04/17/2020		14,000	13,883
Santander UK Group Holdings PLC
2.875% due 08/05/2021		11,200	10,863
3.373% due 01/05/2024 •		4,000	3,850
Santander UK PLC
2.000% due 08/24/2018		21,000	20,984
2.350% due 09/10/2019		7,000	6,947
2.375% due 03/16/2020		2,500	2,463
2.500% due 03/14/2019		15,450	15,420
2.654% (US0003M + 0.300%) due 11/03/2020 ~		4,000	3,988
2.920% (US0003M + 0.620%) due 06/01/2021 ~		23,100	23,097
3.050% due 08/23/2018		12,800	12,811
3.816% (US0003M + 1.480%) due 03/14/2019 ~		1,500	1,512
Scentre Group Trust
2.375% due 11/05/2019		5,300	5,234
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018		1,000	999
2.751% (US0003M + 0.430%) due 05/17/2021 ~		11,000	10,995
2.903% (US0003M + 0.570%) due 09/13/2019 ~		20,675	20,771
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		2,100	2,038
3.000% due 07/15/2022		900	869
Societe Generale S.A.
2.625% due 10/01/2018		25,000	25,008
Standard Chartered PLC
2.100% due 08/19/2019		14,542	14,349
2.400% due 09/08/2019		24,140	23,918
3.461% (US0003M + 1.130%) due 08/19/2019 ~		19,300	19,473
State Bank of India
3.275% (US0003M + 0.950%) due 04/06/2020 ~		43,200	43,347
3.622% due 04/17/2019		10,585	10,604
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020		3,800	3,713
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019		18,404	18,328
2.092% due 10/18/2019		13,250	13,091
2.450% due 01/10/2019		10,000	9,991
2.665% (US0003M + 0.310%) due 10/18/2019 ~		24,000	24,033
2.703% (US0003M + 0.350%) due 01/17/2020 ~		22,700	22,705
2.877% (US0003M + 0.540%) due 01/11/2019 ~		3,300	3,307
Sumitomo Mitsui Financial Group, Inc.
3.095% (US0003M + 0.740%) due 10/18/2022 ~		20,000	20,027
3.119% (US0003M + 0.780%) due 07/12/2022 ~		23,400	23,505
3.307% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,409
3.458% (US0003M + 1.110%) due 07/14/2021 ~		4,000	4,063
3.495% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,875
4.007% (US0003M + 1.680%) due 03/09/2021 ~		18,906	19,500

Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		18,590	18,344
2.050% due 03/06/2019		35,845	35,655
2.050% due 10/18/2019		2,210	2,180
2.737% (US0003M + 0.375%) due 01/22/2019 ~		12,320	12,333
2.766% (US0003M + 0.440%) due 09/19/2019 ~		8,200	8,212
2.824% (US0003M + 0.510%) due 03/06/2019 ~		14,360	14,386
2.950% due 09/14/2018		2,500	2,502
3.265% (US0003M + 0.910%) due 10/18/2019 ~		8,500	8,570
Suncorp-Metway Ltd.
2.350% due 04/27/2020		4,000	3,939
Svensk Exportkredit AB
2.412% (US0003M + 0.100%) due 10/04/2018 ~		18,400	18,406
Svenska Handelsbanken AB
2.250% due 06/17/2019		600	597
2.500% due 01/25/2019		13,055	13,042
2.800% (US0003M + 0.470%) due 05/24/2021 ~		2,100	2,101
2.825% (US0003M + 0.490%) due 06/17/2019 ~		22,850	22,927
Swedbank AB
3.036% (US0003M + 0.700%) due 03/14/2022 ~		2,000	2,018
Synchrony Bank
2.959% (US0003M + 0.625%) due 03/30/2020 ~		38,195	38,251
Synchrony Financial
2.600% due 01/15/2019		39,125	39,055
Toronto-Dominion Bank
1.950% due 01/22/2019		3,000	2,988
Toyota Motor Credit Corp.
2.437% (US0003M + 0.100%) due 01/10/2020 ~		7,000	7,011
2.801% (US0003M + 0.480%) due 09/08/2022 ~		6,600	6,639
2.860% due 01/28/2021	AUD	6,000	4,426
U.S. Bancorp
2.999% (US0003M + 0.640%) due 01/24/2022 ~		$7,000	7,065
UBS AG
2.639% due 12/07/2018 •		8,300	8,308
2.639% (US0003M + 0.320%) due 05/28/2019 ~		45,000	45,062
2.901% due 06/08/2020 •		600	602
2.995% (US0003M + 0.640%) due 08/14/2019 ~		4,606	4,626
3.150% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,538
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		4,600	4,531
3.293% (US0003M + 0.950%) due 08/15/2023 ~		12,000	12,020
4.128% due 04/14/2021 •		26,700	27,574
USAA Capital Corp.
2.588% (US0003M + 0.230%) due 02/01/2019 ~		2,200	2,202
VEREIT Operating Partnership LP
3.000% due 02/06/2019		15,498	15,493
WEA Finance LLC
3.250% due 10/05/2020		4,000	3,993
Wells Fargo & Co.
2.150% due 01/15/2019		46,013	45,864
3.039% (US0003M + 0.680%) due 01/30/2020 ~		500	503
3.387% (US0003M + 1.025%) due 07/26/2021 ~		8,000	8,139
3.661% (US0003M + 1.340%) due 03/04/2021 ~		4,511	4,619
Wells Fargo Bank N.A.
2.150% due 12/06/2019		30,000	29,679
2.964% (US0003M + 0.650%) due 12/06/2019 ~		6,200	6,243
XLIT Ltd.
2.300% due 12/15/2018		4,750	4,731

			5,103,598

INDUSTRIALS 15.4%
AbbVie, Inc.
2.000% due 11/06/2018		7,417	7,396
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		2,200	2,186
Alimentation Couche-Tard, Inc.
2.833% (US0003M + 0.500%) due 12/13/2019 ~		10,340	10,350
Allergan Funding SCS
2.450% due 06/15/2019		3,000	2,986
3.000% due 03/12/2020		8,400	8,364
3.581% (US0003M + 1.255%) due 03/12/2020 ~		14,118	14,274
Allergan Sales LLC
5.000% due 12/15/2021		800	828
Allergan, Inc.
3.375% due 09/15/2020		1,600	1,604
Amgen, Inc.
2.200% due 05/22/2019		35,078	34,892
2.673% (US0003M + 0.320%) due 05/10/2019 ~		1,100	1,102
Anadarko Petroleum Corp.
6.950% due 06/15/2019		2,800	2,898
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		600	592
Anheuser-Busch InBev Worldwide, Inc.
3.052% (US0003M + 0.740%) due 01/12/2024 ~		1,500	1,514
Anheuser-Busch North American Holding Corp.
3.048% (US0003M + 0.690%) due 08/01/2018 ~		500	500

Anthem, Inc.
2.250% due 08/15/2019	5,000	4,959
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,800	1,782
Aptiv PLC
3.150% due 11/19/2020	2,500	2,483
AstraZeneca PLC
2.860% (US0003M + 0.530%) due 11/16/2018 ~	26,186	26,235
AutoNation, Inc.
5.500% due 02/01/2020	900	927
Bacardi Ltd.
4.500% due 01/15/2021	700	713
Baidu, Inc.
2.750% due 06/09/2019	9,245	9,211
3.000% due 06/30/2020	4,000	3,968
3.250% due 08/06/2018	17,039	17,051
BAT Capital Corp.
2.297% due 08/14/2020	1,400	1,369
2.945% due 08/14/2020 •	83,957	84,262
3.223% (US0003M + 0.880%) due 08/15/2022 ~	38,970	39,269
BAT International Finance PLC
1.625% due 09/09/2019	1,250	1,229
2.750% due 06/15/2020	2,578	2,551
Baxalta, Inc.
2.875% due 06/23/2020	3,800	3,759
Bayer U.S. Finance LLC
2.375% due 10/08/2019	23,729	23,534
2.965% (US0003M + 0.630%) due 06/25/2021 ~	14,200	14,226
3.345% (US0003M + 1.010%) due 12/15/2023 ~	37,000	37,026
BMW U.S. Capital LLC
2.749% (US0003M + 0.410%) due 04/12/2021 ~	9,900	9,937
2.965% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,536
Broadcom Corp.
2.375% due 01/15/2020	7,200	7,109
Campbell Soup Co.
2.835% (US0003M + 0.500%) due 03/16/2020 ~	1,400	1,396
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,500	1,551
Cardinal Health, Inc.
3.111% (US0003M + 0.770%) due 06/15/2022 ~	12,095	12,090
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	34,650	34,183
2.091% due 09/14/2021	34,967	33,523
2.170% due 08/05/2019	13,120	13,019
2.241% due 02/16/2021	17,800	17,345
2.293% due 04/23/2021	21,468	20,835
2.362% due 05/28/2021	39,500	38,324
2.369% due 09/10/2018	19,325	19,312
2.381% due 09/17/2020	3,900	3,829
2.567% due 11/02/2021	10,800	10,492
2.849% due 03/03/2022	26,500	25,960
2.903% (US0003M + 0.540%) due 08/04/2020 ~	17,000	17,044
2.923% (US0003M + 0.560%) due 11/02/2021 ~	5,500	5,500
3.131% due 03/03/2022 •	10,500	10,572
3.186% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,096
3.432% (US0003M + 1.070%) due 04/23/2021 ~	14,740	14,990
Charter Communications Operating LLC
3.579% due 07/23/2020	2,600	2,598
4.043% (US0003M + 1.650%) due 02/01/2024 ~(a)	15,100	15,144
4.464% due 07/23/2022	2,000	2,026
Chevron Corp.
3.280% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,465
CNH Industrial Capital LLC
3.375% due 07/15/2019	6,016	6,036
4.375% due 11/06/2020	6,600	6,720
CNPC General Capital Ltd.
2.700% due 11/25/2019	11,090	11,012
2.750% due 05/14/2019	4,219	4,204
Conagra Brands, Inc.
2.831% (US0003M + 0.500%) due 10/09/2020 ~	4,600	4,579
Constellation Brands, Inc.
2.250% due 11/06/2020	3,600	3,515
CVS Health Corp.
1.900% due 07/20/2018	4,600	4,599
D.R. Horton, Inc.
2.550% due 12/01/2020	5,000	4,903
3.750% due 03/01/2019	4,170	4,183
4.000% due 02/15/2020	2,500	2,525
4.375% due 09/15/2022	6,200	6,342
Daimler Finance North America LLC
1.500% due 07/05/2019	5,000	4,928
2.200% due 05/05/2020	5,000	4,905
2.250% due 09/03/2019	900	890
2.250% due 03/02/2020	1,250	1,230
2.785% (US0003M + 0.430%) due 02/12/2021 ~	21,500	21,511
2.893% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,021

2.913% (US0003M + 0.550%) due 05/04/2021 ~	40,000	40,117
2.979% (US0003M + 0.620%) due 10/30/2019 ~	2,000	2,012
3.061% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,257
3.203% (US0003M + 0.840%) due 05/04/2023 ~	59,000	59,216
3.218% (US0003M + 0.860%) due 08/01/2018 ~	35,590	35,619
Dell International LLC
3.480% due 06/01/2019	154,256	154,679
4.420% due 06/15/2021	23,900	24,266
Delta Air Lines, Inc.
2.600% due 12/04/2020	8,800	8,614
2.875% due 03/13/2020	37,200	36,970
3.625% due 03/15/2022	5,150	5,096
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	21,377	20,981
2.225% due 01/17/2020	550	542
2.776% (US0003M + 0.450%) due 09/19/2019 ~	21,000	21,056
6.750% due 08/20/2018	3,000	3,017
Diageo Capital PLC
2.566% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,004
Discovery Communications LLC
2.750% due 11/15/2019	4,505	4,471
3.035% (US0003M + 0.710%) due 09/20/2019 ~	1,000	1,005
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	1,500	1,487
Doosan Infracore Co. Ltd.
2.500% due 07/26/2020	5,000	4,912
Dow Chemical Co.
8.550% due 05/15/2019	2,500	2,621
DXC Technology Co.
3.250% (US0003M + 0.950%) due 03/01/2021 ~	9,700	9,703
eBay, Inc.
2.150% due 06/05/2020	1,900	1,868
2.838% (US0003M + 0.480%) due 08/01/2019 ~	10,000	10,022
3.229% (US0003M + 0.870%) due 01/30/2023 ~	53,086	53,361
Enbridge, Inc.
3.041% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,816
Energy Transfer Partners LP
6.700% due 07/01/2018	5,346	5,346
9.000% due 04/15/2019	4,206	4,399
9.700% due 03/15/2019	2,000	2,092
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,700	2,683
5.250% due 01/31/2020	2,000	2,066
6.500% due 01/31/2019	14,552	14,857
EQT Corp.
2.500% due 10/01/2020	13,720	13,413
3.107% (US0003M + 0.770%) due 10/01/2020 ~	21,200	21,218
4.875% due 11/15/2021	1,258	1,300
Equinor ASA
2.823% (US0003M + 0.460%) due 11/08/2018 ~	13,575	13,599
ERAC USA Finance LLC
2.350% due 10/15/2019	375	371
2.800% due 11/01/2018	1,950	1,950
5.250% due 10/01/2020	700	727
Flex Ltd.
4.625% due 02/15/2020	1,400	1,422
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,667	4,716
5.625% due 07/31/2019	4,600	4,713
GATX Corp.
2.500% due 07/30/2019	1,500	1,491
3.083% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,010
General Dynamics Corp.
2.646% (US0003M + 0.290%) due 05/11/2020 ~	10,000	10,027
General Electric Co.
2.743% (US0003M + 0.380%) due 05/05/2026 ~	8,190	7,903
5.500% due 01/08/2020	4,200	4,354
5.550% due 05/04/2020	700	730
6.000% due 08/07/2019	2,265	2,342
General Mills, Inc.
3.363% (US0003M + 1.010%) due 10/17/2023 ~	8,900	8,982
General Motors Co.
3.163% (US0003M + 0.800%) due 08/07/2020 ~	6,800	6,825
3.500% due 10/02/2018	32,688	32,752
Georgia-Pacific LLC
2.539% due 11/15/2019	2,000	1,988
Halliburton Co.
2.000% due 08/01/2018	6,750	6,747
Harris Corp.
2.839% (US0003M + 0.480%) due 04/30/2020 ~	10,000	10,008
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	8,490	8,386
2.850% due 10/05/2018	38,545	38,603
4.251% (US0003M + 1.930%) due 10/05/2018 ~	3,485	3,500
HP, Inc.
3.288% (US0003M + 0.940%) due 01/14/2019 ~	3,500	3,508

HPHT Finance Ltd.
2.875% due 03/17/2020	5,305	5,259
Hyundai Capital America
1.750% due 09/27/2019	5,000	4,905
2.400% due 10/30/2018	5,533	5,525
2.500% due 03/18/2019	12,269	12,215
2.550% due 02/06/2019	5,314	5,295
2.875% due 08/09/2018	13,155	13,154
3.136% (US0003M + 0.800%) due 04/03/2020 ~	2,000	2,005
3.261% due 07/08/2021 •	1,000	1,001
Imperial Brands Finance PLC
2.050% due 07/20/2018	25,485	25,480
2.950% due 07/21/2020	17,300	17,130
3.750% due 07/21/2022	2,500	2,484
Kinder Morgan, Inc.
3.628% (US0003M + 1.280%) due 01/15/2023 ~	22,000	22,365
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,500	2,443
Kraft Heinz Foods Co.
2.000% due 07/02/2018	10,000	10,000
2.789% (US0003M + 0.420%) due 08/09/2019 ~	19,515	19,528
2.923% (US0003M + 0.570%) due 02/10/2021 ~	9,800	9,815
3.173% (US0003M + 0.820%) due 08/10/2022 ~	45,266	45,444
Martin Marietta Materials, Inc.
2.979% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,816
Masco Corp.
3.500% due 04/01/2021	12,800	12,792
7.125% due 03/15/2020	3,800	4,027
McDonald’s Corp.
2.759% (US0003M + 0.430%) due 10/28/2021 ~	35,100	35,255
Molson Coors Brewing Co.
1.450% due 07/15/2019	10,175	10,017
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	7,765	7,633
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,795
3.250% due 06/07/2021	4,400	4,394
Mylan NV
2.500% due 06/07/2019	11,801	11,750
3.150% due 06/15/2021	10,400	10,293
3.750% due 12/15/2020	4,673	4,705
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,295	3,271
NetApp, Inc.
2.000% due 09/27/2019	6,100	6,017
3.375% due 06/15/2021	1,400	1,388
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	3,400	3,449
Oil India Ltd.
3.875% due 04/17/2019	4,700	4,713
Origin Energy Finance Ltd.
3.500% due 10/09/2018	2,500	2,502
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	3,175	3,158
2.875% due 07/17/2018	12,621	12,623
3.200% due 07/15/2020	3,500	3,493
Petroleos Mexicanos
3.500% due 07/18/2018	6,486	6,493
4.375% (US0003M + 2.020%) due 07/18/2018 ~	1,931	1,937
5.500% due 02/04/2019	800	812
8.000% due 05/03/2019	13,000	13,509
Petronas Capital Ltd.
5.250% due 08/12/2019	88,203	90,339
Phillips 66
2.919% (US0003M + 0.600%) due 02/26/2021 ~	2,100	2,103
2.998% (US0003M + 0.650%) due 04/15/2019 ~	36,235	36,251
3.098% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,001
Pioneer Natural Resources Co.
7.500% due 01/15/2020	1,800	1,915
QUALCOMM, Inc.
3.089% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,514
QVC, Inc.
3.125% due 04/01/2019	7,180	7,173
Reckitt Benckiser Treasury Services PLC
2.895% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,788
Reynolds American, Inc.
3.250% due 06/12/2020	5,758	5,755
6.875% due 05/01/2020	7,600	8,068
8.125% due 06/23/2019	17,669	18,525
Ryder System, Inc.
2.500% due 05/11/2020	1,200	1,186
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,183
Schlumberger Holdings Corp.
2.350% due 12/21/2018	3,500	3,494

SES GLOBAL Americas Holdings GP
2.500% due 03/25/2019	100	100
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	46,580	45,862
Sky PLC
9.500% due 11/15/2018	12,709	13,012
Southern Co.
3.037% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,369
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	5,281	5,235
Suntory Holdings Ltd.
2.550% due 09/29/2019	500	496
Syngenta Finance NV
3.698% due 04/24/2020	2,600	2,592
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,500	1,548
5.877% due 07/15/2019	11,800	12,141
Tencent Holdings Ltd.
3.375% due 05/02/2019	100,179	100,594
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	13,348	13,034
Time Warner Cable LLC
5.000% due 02/01/2020	6,000	6,128
6.750% due 07/01/2018	44,472	44,472
8.250% due 04/01/2019	40,498	42,014
8.750% due 02/14/2019	18,350	18,965
TransCanada PipeLines Ltd.
6.500% due 08/15/2018	20,000	20,095
TTX Co.
2.600% due 06/15/2020	1,600	1,579
Tyson Foods, Inc.
2.650% due 08/15/2019	15,800	15,741
2.768% (US0003M + 0.450%) due 05/30/2019 ~	20,520	20,549
2.781% (US0003M + 0.450%) due 08/21/2020 ~	27,190	27,198
UnitedHealth Group, Inc.
1.900% due 07/16/2018	2,000	2,000
Viacom, Inc.
2.750% due 12/15/2019	3,541	3,510
VMware, Inc.
2.300% due 08/21/2020	51,390	50,338
2.950% due 08/21/2022	3,600	3,458
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	5,300	5,258
2.450% due 11/20/2019	2,300	2,275
Volkswagen International Finance NV
2.125% due 11/20/2018	7,300	7,283
Vulcan Materials Co.
2.941% (US0003M + 0.600%) due 06/15/2020 ~	500	499
Warner Media LLC
2.100% due 06/01/2019	11,350	11,273
Western Gas Partners LP
2.600% due 08/15/2018	9,517	9,512
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,387
Xerox Corp.
2.750% due 03/15/2019	1,500	1,496
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,200	1,189
4.625% due 11/30/2019	1,386	1,414

		2,712,560

UTILITIES 3.6%
AT&T, Inc.
2.975% (US0003M + 0.750%) due 06/01/2021 ~	45,000	45,206
3.245% (US0003M + 0.890%) due 02/15/2023 ~	22,200	22,434
3.298% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,403
BellSouth Corp.
4.333% due 04/26/2021	27,016	27,303
BP Capital Markets PLC
2.705% (US0003M + 0.350%) due 08/14/2018 ~	2,000	2,001
2.969% (US0003M + 0.630%) due 09/26/2018 ~	5,603	5,612
2.976% (US0003M + 0.650%) due 09/19/2022 ~	31,550	31,923
British Telecommunications PLC
2.350% due 02/14/2019	38,968	38,861
British Transco International Finance BV
0.000% due 11/04/2021 (c)	4,300	3,837
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	18,175	18,081
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	4,910	5,014
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	5,222	5,159
Consolidated Edison Co. of New York, Inc.
2.739% (US0003M + 0.400%) due 06/25/2021 ~	13,200	13,217

Dominion Energy, Inc.
2.500% due 12/01/2019	3,500	3,471
2.850% (US0003M + 0.550%) due 06/01/2019 ~	4,720	4,732
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	637
6.400% due 09/15/2020	1,600	1,692
Electricite de France S.A.
2.150% due 01/22/2019	3,112	3,103
6.500% due 01/26/2019	2,340	2,388
Enel Finance International NV
2.875% due 05/25/2022	7,200	6,867
Eversource Energy
2.750% due 03/15/2022	7,000	6,832
Exelon Corp.
2.850% due 06/15/2020	1,900	1,884
5.150% due 12/01/2020	2,500	2,585
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,529
HKCG Finance Ltd.
6.250% due 08/07/2018	1,500	1,504
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	800	817
Indiana Michigan Power Co.
7.000% due 03/15/2019	1,020	1,050
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	1,924	1,966
9.375% due 01/28/2020	2,500	2,725
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	14,195	14,177
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	6,000	5,989
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	6,000	5,952
2.875% due 10/10/2018	6,490	6,483
National Grid North America, Inc.
2.375% due 09/30/2020	12,420	12,154
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,592
Orange S.A.
1.625% due 11/03/2019	7,700	7,560
2.750% due 02/06/2019	9,036	9,031
5.375% due 07/08/2019	7,200	7,377
PacifiCorp
5.500% due 01/15/2019	1,352	1,372
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,012	1,002
Plains All American Pipeline LP
2.600% due 12/15/2019	19,832	19,635
Progress Energy, Inc.
7.050% due 03/15/2019	5,595	5,756
PSEG Power LLC
2.450% due 11/15/2018	1,450	1,449
Sempra Energy
2.598% (US0003M + 0.250%) due 07/15/2019 ~	10,000	10,004
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	7,000	6,875
2.125% due 05/03/2019	14,100	13,982
2.250% due 09/13/2020	3,000	2,930
2.375% due 04/12/2020	2,500	2,460
2.500% due 10/17/2018	20,186	20,163
2.500% due 04/28/2020	27,254	26,864
2.750% due 04/10/2019	11,453	11,422
3.257% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,765
Southern Power Co.
1.950% due 12/15/2019	500	492
2.875% (US0003M + 0.550%) due 12/20/2020 ~	2,500	2,502
State Grid Overseas Investment Ltd.
2.250% due 05/04/2020	2,200	2,159
2.750% due 05/07/2019	24,607	24,533
Verizon Communications, Inc.
2.879% due 05/22/2020 •	679	684
3.335% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,230
3.443% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,197
Vodafone Group PLC
3.290% (US0003M + 0.990%) due 01/16/2024 ~	21,100	21,018

		634,642

Total Corporate Bonds & Notes (Cost $8,471,585)		8,450,800

MUNICIPAL BONDS & NOTES 0.1%
MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017
2.405% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,738

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
2.490% (US0003M + 0.130%) due 10/25/2036 ~	1,853	1,840

Total Municipal Bonds & Notes (Cost $13,521)		13,578

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
1.750% due 08/14/2020	17,657	17,326
2.207% due 03/25/2048 ~	13,661	13,646
2.227% (LIBOR01M + 0.320%) due 08/25/2044 - 01/25/2045 ~	25,983	25,966
2.257% (LIBOR01M + 0.350%) due 11/25/2044 - 09/25/2055 ~	145,146	145,220
2.257% due 11/25/2047 - 05/25/2058 ~	47,646	47,627
2.307% (LIBOR01M + 0.400%) due 07/25/2044 ~	5,823	5,817
2.357% (LIBOR01M + 0.450%) due 07/25/2046 ~	64,038	63,805
2.391% due 01/25/2048 ~	5,048	5,048
2.391% (LIBOR01M + 0.300%) due 11/25/2052 ~	3,205	3,202
2.441% (LIBOR01M + 0.350%) due 03/25/2046 ~	11,315	11,343
2.491% (LIBOR01M + 0.400%) due 09/25/2043 ~	922	925
2.541% (LIBOR01M + 0.450%) due 01/25/2044 ~	7,966	8,031
2.741% (LIBOR01M + 0.650%) due 06/25/2041 ~	10,082	10,233
2.811% (LIBOR01M + 0.720%) due 07/25/2040 ~	7,289	7,415
Freddie Mac
1.720% due 04/24/2020	745	733
2.227% due 05/15/2038 ~	10,889	10,875
2.237% (LIBOR01M + 0.330%) due 05/15/2041 ~	9,964	9,958
2.247% (LIBOR01M + 0.340%) due 06/15/2040 ~	10,565	10,549
2.257% (LIBOR01M + 0.350%) due 03/15/2037 - 10/15/2038 ~	469,422	468,742
2.257% due 10/15/2037 - 09/15/2044 ~	399,138	398,551
2.331% (LIBOR01M + 0.330%) due 11/25/2021 ~	15,822	15,839
2.351% (LIBOR01M + 0.350%) due 09/25/2021 ~	16,327	16,344
2.357% (LIBOR01M + 0.450%) due 12/15/2037 - 05/15/2038 ~	12,964	12,908
2.473% (LIBOR01M + 0.400%) due 06/15/2035 - 05/15/2037 ~	2,535	2,544
2.623% (LIBOR01M + 0.550%) due 06/15/2041 ~	9,079	9,155
Ginnie Mae
2.117% (US0001M + 0.200%) due 06/20/2066 ~	2,764	2,763
2.284% (LIBOR01M + 0.200%) due 03/20/2036 ~	6,258	6,252
2.382% (LIBOR01M + 0.400%) due 11/20/2045 ~	2,403	2,397
2.384% (LIBOR01M + 0.300%) due 03/20/2037 ~	2,403	2,405
2.387% (US0001M + 0.470%) due 06/20/2067 ~	645	647
2.394% (LIBOR01M + 0.310%) due 04/20/2037 ~	3,163	3,163
2.417% (US0001M + 0.500%) due 04/20/2061 ~	1,762	1,768
2.500% due 09/20/2067 ~	17,588	18,249
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	9,159	9,494
2.667% due 08/20/2067 ~	3,079	3,131
2.710% due 11/20/2067 ~	1,506	1,557
2.734% (LIBOR01M + 0.650%) due 04/20/2040 ~	3,854	3,895
3.247% (US0012M + 0.750%) due 04/20/2067 ~	5,929	6,117
3.527% (US0012M + 0.750%) due 06/20/2067 ~	6,020	6,212
NCUA Guaranteed Notes
2.373% (LIBOR01M + 0.450%) due 01/08/2020 ~	3,567	3,574

Total U.S. Government Agencies (Cost $1,396,182)		1,393,426

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
2.250% due 03/31/2020 (i)	775,200	771,778

Total U.S. Treasury Obligations (Cost $774,273)		771,778

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
280 Park Avenue Mortgage Trust
2.953% due 09/15/2034 •	15,000	15,023
AREIT Trust
2.923% due 02/15/2035 •	10,000	10,029
Atrium Hotel Portfolio Trust
2.932% due 06/15/2035 •	5,000	5,007
BSPRT Issuer Ltd.
2.893% due 10/15/2034 •	2,500	2,504
BX Trust
2.993% due 07/15/2034 •	7,000	7,000
CGGS Commercial Mortgage Trust
2.973% due 02/15/2037 •	10,500	10,514
CGMS Commercial Mortgage Trust
2.719% due 07/15/2030 •	261	263
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	19,000	18,810
Commercial Mortgage Trust
3.373% due 10/10/2048	2,000	2,000
3.391% due 05/15/2045	1,711	1,714
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	5,000	5,004
DBCG Mortgage Trust
2.773% due 06/15/2034 •	9,000	9,014

Eurosail PLC
0.000% due 03/13/2045 •	EUR	6,668	7,713
Freddie Mac
2.257% due 12/15/2036 •		$6,436	6,437
2.257% due 08/15/2038 •		20,711	20,676
2.307% due 01/15/2040 •		646	647
Gosforth Funding PLC
2.796% due 12/19/2059 •		3,893	3,898
GPMT Ltd.
2.985% due 11/21/2035 •		5,000	5,002
Great Wolf Trust
3.073% due 09/15/2034 •		5,000	5,010
GS Mortgage Securities Corp.
3.419% due 10/10/2032		24,000	23,916
GS Mortgage Securities Corp. Trust
2.773% due 07/15/2032 •		5,000	5,003
GS Mortgage Securities Trust
3.707% due 08/10/2044		36,325	36,775
Holmes Master Issuer PLC
2.708% due 10/15/2054 •		15,000	15,012
Hyatt Hotel Portfolio Trust
2.731% due 08/09/2032 •		5,000	4,994
JPMorgan Chase Commercial Mortgage Securities Corp.
2.873% due 06/15/2032 •		11,400	11,405
3.000% due 06/15/2032 •(a)		22,300	22,334
JPMorgan Chase Commercial Mortgage Securities Trust
2.876% due 07/15/2034 •		4,000	4,004
3.093% due 07/05/2032		5,874	5,849
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •		7,000	7,013
Morgan Stanley Capital, Inc.
2.923% due 11/15/2034 •		7,000	6,996
Motel 6 Trust
2.993% due 08/15/2034 •		14,665	14,685
PFP Ltd.
2.953% due 07/14/2035 •		11,813	11,813
RAIT Trust
3.023% due 06/15/2037 •		1,785	1,786
Resource Capital Corp. Ltd.
2.873% (LIBOR01M + 0.800%) due 07/15/2034 ~		3,136	3,137
Rosslyn Portfolio Trust
3.023% due 06/15/2033 •		14,500	14,522
Silverstone Master Issuer PLC
2.912% (US0003M + 0.550%) due 01/21/2070 ~		4,200	4,213
3.112% (US0003M + 0.750%) due 01/21/2070 ~		1,157	1,160
UBS Commercial Mortgage Trust
3.400% due 05/10/2045		21,412	21,473
Wells Fargo Commercial Mortgage Trust
2.804% (LIBOR01M + 0.731%) due 12/15/2036 ~		3,300	3,306
2.897% due 12/13/2031 •		5,000	5,005
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		270	270
WFRBS Commercial Mortgage Trust
2.633% due 08/15/2047 •		17,800	17,830

Total Non-Agency Mortgage-Backed Securities (Cost $381,845)			378,766

ASSET-BACKED SECURITIES 10.5%
Ally Auto Receivables Trust
1.440% due 08/17/2020		1,360	1,354
1.530% due 03/16/2020		2,334	2,328
1.700% due 06/15/2021		5,633	5,587
1.730% due 11/16/2020		1,690	1,677
1.780% due 08/16/2021		1,570	1,556
2.140% due 09/15/2020		5,200	5,188
2.640% due 02/16/2021		16,265	16,259
2.720% due 05/17/2021 «		13,000	13,000
Apidos CLO
3.335% due 01/19/2025 •		11,168	11,174
Arbor Realty Collateralized Loan Obligation Ltd.
3.063% due 12/15/2027 •		6,050	6,039
Atrium CDO Corp.
3.192% due 04/22/2027 •		9,700	9,674
3.298% due 07/16/2025 •		4,260	4,263
Aurium CLO DAC
0.000% due 10/13/2029 •(a)	EUR	12,500	14,586
B&M CLO Ltd.
3.078% due 04/16/2026 •		$1,700	1,696
BA Credit Card Trust
1.950% due 08/15/2022		9,500	9,358
Babson Euro CLO BV
0.492% due 10/25/2029 •	EUR	6,500	7,590
Bank of The West Auto Trust
1.780% due 02/15/2021		$2,564	2,552
Barings Euro CLO BV
0.000% due 07/27/2030 •(a)	EUR	11,200	13,069

Benefit Street Partners CLO Ltd.
3.135% due 07/18/2027 •		$1,800	1,796
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	7,800	9,095
Black Diamond CLO Ltd.
3.403% due 02/06/2026 •		$17,194	17,211
BlueMountain CLO Ltd.
3.249% due 10/29/2025 •		6,529	6,532
BMW Vehicle Owner Trust
1.160% due 11/25/2020		4,311	4,274
2.090% due 11/25/2020		18,000	17,946
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 •		5,500	5,486
California Republic Auto Receivables Trust
2.580% due 06/15/2021		1,359	1,358
Canadian Pacer Auto Receivables Trust
2.285% due 12/19/2019 •		6,347	6,349
CARDS Trust
2.333% due 10/17/2022 •		17,800	17,794
2.423% due 04/17/2023 •		46,700	46,742
CarMax Auto Owner Trust
1.400% due 08/15/2021		24,300	23,968
2.730% due 08/16/2021		4,000	3,997
Cavalry CLO Ltd.
3.198% due 10/15/2026 •		5,500	5,498
CIFC Funding Ltd.
3.128% due 04/15/2027 •		28,700	28,621
3.220% due 10/25/2027 •		15,500	15,500
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,408	1,381
CoreVest American Finance Trust
2.968% due 10/15/2049		5,317	5,215
Daimler Trucks Retail Trust
2.600% due 05/15/2020		19,400	19,403
Denali Capital CLO Ltd.
3.412% due 10/26/2027 •		6,000	5,999
Dryden Senior Loan Fund
3.248% due 10/15/2027 •		17,000	17,012
DT Auto Owner Trust
1.720% due 05/15/2020		335	334
ECMC Group Student Loan Trust
2.841% due 02/27/2068 •		23,995	24,048
Evergreen Credit Card Trust
2.333% due 10/15/2021 •		40,300	40,347
Flagship CLO Ltd.
0.000% due 01/16/2026 •		4,700	4,698
Ford Credit Auto Lease Trust
1.800% due 06/15/2020		9,353	9,315
2.710% due 12/15/2020		16,000	15,994
Ford Credit Auto Owner Trust
2.590% due 02/15/2021		32,000	32,035
Ford Credit Floorplan Master Owner Trust
2.423% due 09/15/2022 •		5,000	5,011
Gallatin CLO Ltd.
3.398% (US0003M + 1.050%) due 07/15/2027 ~		30,000	30,007
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		10,683	10,637
1.810% due 11/20/2019		521	521
2.060% due 05/20/2020		37,030	36,820
2.324% due 01/21/2020 •		10,729	10,734
2.830% due 07/20/2020 «		9,000	9,000
GM Financial Consumer Automobile
1.780% due 10/18/2021		1,080	1,067
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021		10,800	10,757
2.550% due 05/17/2021		3,700	3,697
GMF Floorplan Owner Revolving Trust
1.960% due 05/17/2021		24,065	23,908
Golden Credit Card Trust
1.600% due 09/15/2021		34,880	34,381
1.980% due 04/15/2022		2,500	2,453
2.020% due 04/15/2022		33,630	33,078
Halcyon Loan Advisors Funding Ltd.
3.279% due 04/20/2027 •		15,200	15,193
3.485% due 04/18/2026 •		1,900	1,901
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	10,000	11,685
Hertz Fleet Lease Funding LP
2.546% due 05/10/2032 •		$5,700	5,707
Honda Auto Receivables Owner Trust
1.210% due 12/18/2020		3,100	3,067
1.380% due 04/18/2022		4,836	4,788
1.620% due 08/15/2022		2,133	2,110
1.800% due 01/21/2020		2,614	2,606
2.660% due 12/18/2020		40,000	39,994

Hyundai Auto Lease Securitization Trust
1.490% due 02/18/2020		15,457	15,417
1.680% due 04/15/2020		3,500	3,487
1.800% due 12/16/2019		4,300	4,295
1.880% due 08/17/2020		7,478	7,445
1.890% due 03/16/2020		5,410	5,382
1.970% due 07/15/2020		6,575	6,523
Hyundai Auto Receivables Trust
1.290% due 04/15/2021		3,000	2,961
1.780% due 11/15/2021		1,620	1,608
Jamestown CLO Ltd.
3.038% due 07/15/2026 •		20,534	20,466
3.218% due 01/15/2028 •		10,000	9,964
3.488% due 01/15/2026 •		6,141	6,147
Jubilee CLO BV
0.479% due 12/15/2029 •	EUR	8,400	9,809
Marathon CLO Ltd.
3.201% due 11/21/2027 •		$10,800	10,780
Master Credit Card Trust
2.578% due 07/22/2024 •		10,000	10,003
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020		2,930	2,923
Monarch Grove CLO
3.240% due 01/25/2028 •		28,250	28,262
Motor PLC
2.621% due 09/25/2024 •		2,750	2,754
Mountain View CLO Ltd.
3.162% due 10/13/2027 •		4,100	4,085
MP CLO Ltd.
3.195% due 04/18/2027 •		25,100	25,080
Navient Private Education Loan Trust
2.418% due 12/15/2059 •		20,000	20,006
2.473% due 12/16/2058 •		15,382	15,405
Navient Student Loan Trust
2.281% due 03/25/2067 •		22,295	22,292
2.441% due 03/25/2067 •		22,500	22,513
2.841% due 06/25/2065 •		2,521	2,523
2.841% due 03/25/2066 •		2,900	2,927
Nelnet Student Loan Trust
2.440% due 08/23/2027 •		9,399	9,389
2.660% due 09/27/2038 •		25,666	25,864
2.941% due 02/25/2066 •		14,623	14,733
3.140% due 07/27/2048 •		1,708	1,725
Neuberger Berman CLO Ltd.
3.148% due 07/15/2027 •		6,900	6,900
Nissan Auto Lease Trust
1.640% due 09/16/2019		10,599	10,560
1.910% due 04/15/2020		5,010	4,969
Nissan Auto Receivables Owner Trust
1.320% due 01/15/2021		3,734	3,700
1.790% due 01/17/2022		1,650	1,634
Ocean Trails CLO
3.255% due 08/13/2025 •		751	752
OCP CLO Ltd.
3.148% due 07/15/2027 •		7,000	6,996
3.182% due 10/26/2027 •		21,000	20,984
3.203% due 04/17/2027 •		10,000	9,986
Octagon Investment Partners Ltd.
3.111% due 07/15/2027 •		7,100	7,104
Palmer Square Loan Funding Ltd.
2.822% due 04/15/2026 •		10,000	9,959
3.010% due 07/15/2026 •		15,000	14,943
Penarth Master Issuer PLC
2.333% due 03/18/2022 •		20,000	20,012
SBA Tower Trust
2.898% due 10/15/2044 ×		1,500	1,491
Securitized Term Auto Receivables Trust
1.775% due 01/27/2020		6,566	6,547
2.291% due 01/27/2020 •		8,399	8,400
SLC Student Loan Trust
2.441% due 09/15/2026 •		3,246	3,241
2.443% due 02/15/2025 •		6,239	6,236
2.451% due 03/15/2027 •		7,205	7,183
2.461% due 06/15/2029 •		3,546	3,529
2.503% due 05/15/2023 •		5,092	5,089
SLM Private Credit Student Loan Trust
2.511% due 12/15/2026 •		4,611	4,609
SLM Private Education Loan Trust
1.770% due 05/17/2027		2,452	2,442
1.850% due 06/17/2030		1,909	1,895
SLM Student Loan Trust
2.410% due 09/25/2043 •		28,513	28,632
2.450% due 01/26/2026 •		23,381	23,324
2.470% due 10/27/2025 •		3,989	3,988
2.470% due 01/25/2027 •		6,053	6,046
2.480% due 01/25/2027 •		5,790	5,771

2.610% due 12/27/2038 •	15,864	15,961
2.741% due 06/25/2055 •	17,594	17,709
2.910% due 04/27/2026 •	4,704	4,717
2.910% due 01/25/2028 •	9,023	9,056
2.960% due 10/25/2029 •	35,000	35,165
3.010% due 01/25/2022 •	1,703	1,697
3.510% due 04/25/2019 •	997	998
SMB Private Education Loan Trust
2.343% due 06/17/2024 •	9,811	9,811
2.404% due 12/16/2024 •	13,000	13,004
2.423% due 03/16/2026 •	9,392	9,400
2.430% due 02/17/2032	12,145	11,804
2.700% due 05/15/2031	12,089	11,843
SoFi Professional Loan Program LLC
1.630% due 01/25/2036	890	886
1.830% due 05/25/2040	8,400	8,358
1.860% due 11/26/2040	8,474	8,369
2.050% due 01/25/2041	13,584	13,468
2.390% due 02/25/2042	12,427	12,354
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	18,342	18,277
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	32,000	32,001
3.239% due 07/20/2027 •	5,000	4,993
Starwood Waypoint Homes Trust
3.035% due 01/17/2035 •	14,931	15,004
Structured Asset Securities Corp. Mortgage Loan Trust
2.661% due 05/25/2035 •	9,168	9,163
Symphony CLO Ltd.
3.228% due 04/15/2028 •	7,000	7,001
Telos CLO Ltd.
3.303% due 04/17/2028 •	16,000	16,000
THL Credit Wind River CLO Ltd.
3.218% due 10/15/2027 •	7,300	7,309
3.462% due 01/22/2027 •	10,000	9,987
Towd Point Mortgage Trust
2.691% due 02/25/2057 •	6,650	6,673
Toyota Auto Receivables Owner Trust
1.520% due 06/15/2020	914	912
Tralee CLO Ltd.
3.389% due 10/20/2027 •	30,200	30,250
Trillium Credit Card Trust
2.348% due 02/27/2023 •	38,300	38,304
Venture CLO Ltd.
3.198% due 01/15/2028 •	14,550	14,568
3.228% due 04/15/2027 •	8,700	8,683
Volkswagen Auto Loan Enhanced Trust
2.810% due 07/20/2021 (a)	7,600	7,601
Voya CLO Ltd.
3.080% due 07/25/2026 •	12,800	12,761
Westlake Automobile Receivables Trust
3.513% due 07/17/2026 •	8,700	8,707
WhiteHorse Ltd.
3.010% due 04/17/2027 •	5,000	4,991
World Omni Auto Receivables Trust
1.300% due 02/15/2022	4,835	4,775
1.610% due 02/16/2021	1,317	1,309
1.930% due 09/15/2022	27,915	27,596
2.570% due 07/15/2021	4,900	4,895
Z Capital Credit Partners CLO Ltd.
3.298% due 07/16/2027 •	17,500	17,511

Total Asset-Backed Securities (Cost $1,860,909)		1,859,581

SOVEREIGN ISSUES 6.0%
Agence Francaise de Developpement
1.375% due 08/02/2019	1,000	986
1.875% due 09/14/2020	31,000	30,327
2.530% (US0003M + 0.200%) due 09/21/2019 ~	33,800	34,014
Caisse des Depots et Consignations
2.553% (US0003M + 0.200%) due 01/17/2019 ~	10,000	10,009
Development Bank of Japan, Inc.
1.875% due 10/03/2018	17,020	16,994
2.125% due 01/30/2019	12,000	11,968
2.606% (US0003M + 0.240%) due 01/28/2020 ~	2,200	2,205
Export-Import Bank of India
2.750% due 04/01/2020	32,961	32,405
2.750% due 08/12/2020	11,900	11,653
3.125% due 07/20/2021	8,448	8,250
3.331% (US0003M + 1.000%) due 08/21/2022 ~	14,000	14,039
3.875% due 10/02/2019	29,119	29,321
Export-Import Bank of Korea
1.750% due 05/26/2019	1,616	1,600
2.125% due 02/11/2021	1,300	1,257
2.375% due 08/12/2019	1,500	1,491
2.822% (US0003M + 0.460%) due 10/21/2019 ~	3,250	3,248

2.875% due 09/17/2018		10,587	10,591
5.125% due 06/29/2020		2,500	2,587
Japan Bank for International Cooperation
1.750% due 07/31/2018		40,772	40,753
1.750% due 11/13/2018		78,425	78,215
1.750% due 05/29/2019		66,150	65,609
1.750% due 05/28/2020		9,586	9,379
2.125% due 02/07/2019		10,225	10,199
2.125% due 07/21/2020		4,300	4,228
2.125% due 11/16/2020		60,000	58,843
2.715% (US0003M + 0.360%) due 11/13/2018 ~		2,920	2,923
2.752% (US0003M + 0.390%) due 07/21/2020 ~		65,600	65,884
2.780% (US0003M + 0.480%) due 06/01/2020 ~		30,300	30,478
2.900% (US0003M + 0.570%) due 02/24/2020 ~		36,240	36,493
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		29,114	28,467
2.125% due 03/06/2019		33,926	33,792
2.125% due 04/13/2021		32,000	31,096
2.500% due 09/12/2018		67,946	67,976
Japan International Cooperation Agency
1.875% due 11/13/2019		17,500	17,253
Kommunalbanken A/S
2.405% (US0003M + 0.070%) due 03/17/2020 ~		1,000	1,001
Kommunekredit
1.250% due 08/27/2018		10,000	9,986
Kommuninvest Sverige AB
1.125% due 10/09/2018		520	518
2.349% (US0003M + 0.030%) due 05/28/2019 ~		5,200	5,203
Korea Gas Corp.
2.875% due 07/29/2018		8,421	8,420
Korea Hydro & Nuclear Power Co. Ltd.
2.375% due 10/28/2019		4,500	4,452
2.875% due 10/02/2018		15,300	15,288
Korea National Oil Corp.
2.750% due 01/23/2019		7,500	7,489
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.619% (US0003M + 0.260%) due 01/20/2020 ~		13,200	13,247
2.675% (US0003M + 0.320%) due 04/18/2019 ~		2,400	2,406
Province of Ontario
2.000% due 09/27/2018		3,804	3,801
Province of Quebec
2.460% (US0003M + 0.130%) due 09/21/2020 ~		97,300	97,448
2.551% (US0003M + 0.230%) due 09/04/2018 ~		20,900	20,908
Qatar Government International Bond
5.250% due 01/20/2020		13,800	14,228
SNCF Reseau
2.000% due 10/13/2020		4,000	3,920
State of North Rhine-Westphalia
2.380% (US0003M + 0.050%) due 08/16/2019 ~		14,500	14,509
Tokyo Metropolitan Government
2.125% due 05/20/2019		20,200	20,069
2.500% due 06/08/2022		5,000	4,863

Total Sovereign Issues (Cost $1,055,051)			1,052,289

SHORT-TERM INSTRUMENTS 23.0%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		11,300	11,293
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		48,700	48,752
First Republic Bank
2.650% due 07/16/2018		75,200	75,228

			135,273

COMMERCIAL PAPER 10.0%
American Electric Power, Inc.
2.407% due 07/24/2018		5,000	4,992
AT&T, Inc.
3.133% due 05/28/2019		85,000	82,625
3.134% due 05/28/2019		15,850	15,407
AutoNation,, Inc.
2.535% due 07/02/2018		83,300	83,283
2.587% due 07/02/2018		31,000	30,994
Bank of Montreal
1.525% due 07/05/2018	CAD	11,000	8,364
Bank of Nova Scotia
1.527% due 07/05/2018		8,000	6,083
1.529% due 07/04/2018		8,000	6,083
1.543% due 07/03/2018		68,000	51,710
Bell Canada
2.336% due 07/11/2018		$10,000	9,993

Boston Scientific Corp.
2.465% due 07/02/2018		6,000	5,999
2.467% due 07/11/2018		10,000	9,992
2.544% due 08/07/2018		7,300	7,281
2.596% due 08/14/2018		5,900	5,882
2.597% due 08/16/2018		500	498
CRH America Finance, Inc.
2.548% due 07/23/2018		1,000	998
Deutsche Telekom AG
2.468% due 08/06/2018		7,400	7,381
2.479% due 08/14/2018		20,000	19,939
2.525% due 09/13/2018		2,500	2,487
Dominion Resources, Inc.
2.336% due 07/10/2018		19,900	19,886
2.336% due 07/23/2018		5,121	5,113
Electrite de France S.A.
2.601% due 07/02/2018		8,300	8,298
Energy Transfer Partners
2.738% due 07/02/2018		55,000	54,989
Eni Finance USA, Inc.
2.684% due 07/05/2018		5,600	5,598
2.699% due 07/30/2018		14,716	14,686
Entergy Corp.
2.756% due 08/30/2018		8,000	7,965
2.757% due 09/04/2018		5,800	5,772
2.787% due 07/09/2018		5,000	4,997
2.797% due 07/10/2018		7,200	7,195
Enterprise Products Operating LLC
2.356% due 07/11/2018		22,800	22,783
2.357% due 07/06/2018		4,400	4,398
2.357% due 07/13/2018		11,200	11,190
Erste Abwicklungsanstalt
2.335% due 07/13/2018		30,000	29,978
Ford Motor Credit Co.
2.067% due 10/04/2018		8,100	8,047
2.069% due 09/10/2018		30,000	29,859
2.070% due 09/04/2018		4,900	4,879
2.900% due 02/19/2019		20,400	20,042
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018		10,000	9,994
Hitachi Capital America Corporation
2.468% due 07/25/2018		8,800	8,785
HP, Inc.
2.500% due 07/23/2018		9,950	9,937
2.531% due 07/23/2018		8,250	8,239
2.566% due 07/02/2018		29,200	29,195
HSBC Bank Canada
1.579% due 07/06/2018	CAD	17,400	13,230
1.584% due 07/03/2018		10,000	7,604
1.584% due 07/04/2018		14,000	10,646
Marriot International
2.440% due 08/06/2018		$1,000	998
2.474% due 07/17/2018		4,200	4,195
2.523% due 08/10/2018		12,800	12,764
2.523% due 08/15/2018		11,800	11,763
McKesson Corp.
2.357% due 07/09/2018		8,000	7,995
2.377% due 07/11/2018		43,500	43,467
2.438% due 07/12/2018		67,500	67,445
2.438% due 07/13/2018		26,600	26,576
Mitsubishi UFJ Trust & Banking
2.356% due 07/06/2018		12,000	11,996
2.356% due 07/10/2018		150,000	149,910
Mondelez International, Inc.
2.275% due 07/11/2018		7,300	7,294
2.275% due 07/12/2018		12,000	11,990
2.475% due 08/15/2018		34,300	34,192
2.475% due 08/17/2018		15,400	15,349
MUFG Bank Ltd.
2.366% due 07/09/2018		90,000	89,952
National Grid USA
2.453% due 07/13/2018		14,100	14,088
2.453% due 07/16/2018		14,000	13,985
Natixis New York
2.352% due 07/06/2018		150,000	149,945
Reckitt Benckiser Treasury
2.315% due 07/03/2018		1,050	1,050
2.432% due 08/16/2018		7,650	7,629
Santander UK PLC
2.345% due 07/06/2018		50,000	49,982
Schlumberger Holdings
2.602% due 08/16/2018		3,500	3,489
Sempra Energy Holdings
2.567% due 07/26/2018		8,800	8,785
2.568% due 07/19/2018		5,000	4,994

Southern Co.
2.653% due 07/23/2018		3,000	2,995
Spectra Energy Partners
2.489% due 07/16/2018		5,000	4,995
Sumitomo Mitsui Banking Corp.
2.367% due 07/17/2018		62,900	62,838
Suncor Energy, Inc.
2.420% due 07/09/2018		4,000	3,998
Thomson Reuters Corp.
2.438% due 07/10/2018		4,150	4,147
2.491% due 07/16/2018		8,200	8,191
UDR, Inc.
2.438% due 07/13/2018		6,550	6,544
Volkswagen Australia
2.320% due 07/18/2018	AUD	45,000	33,250
2.325% due 07/17/2018		10,000	7,389
VW CR, Inc.
2.367% due 07/12/2018		$3,500	3,497
2.591% due 08/10/2018		13,000	12,964
2.602% due 08/15/2018		16,900	16,847
2.879% due 12/10/2018		115,000	113,589
Wec Energy Group, Inc.
2.488% due 07/09/2018		4,000	3,998

			1,758,371

REPURCHASE AGREEMENTS (h) 1.9%			330,707

SHORT-TERM NOTES 0.1%
Harris Corp.
2.794% (US0003M + 0.475%) due 02/27/2019 ~		13,530	13,541

ARGENTINA TREASURY BILLS 0.1%
2.830% due 07/13/2018 (c)(d)		20,000	19,976

JAPAN TREASURY BILLS 10.0%
(0.200)% due 07/02/2018 - 07/17/2018 †(b)(c)	JPY	195,160,000	1,759,734

MALAYSIA TREASURY BILLS 0.1%
3.047% due 08/10/2018 (c)(d)	MYR	57,800	14,261

U.S. TREASURY BILLS 0.1%
1.947% due 08/02/2018 - 10/04/2018 †(b)(c)(k)(m)		$14,211	14,146

Total Short-Term Instruments (Cost $4,064,135)			4,046,009

Total Investments in Securities (Cost $18,017,501)			17,966,227

Total Investments 101.9% (Cost $18,017,501)			$17,966,227
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $0)			24,296
Other Assets and Liabilities, net (2.0)%			(360,336)

Net Assets 100.0%			$17,630,187

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	2.335%	09/18/2018	09/27/2017	$15,000	$15,004	0.09%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$8,707	U.S. Treasury Notes 2.000% due 02/15/2022	$(8,884)	$8,707	$8,708
JPS	2.000	06/28/2018	07/03/2018	201,000	U.S. Treasury Notes 2.625% due 02/28/2023	(200,974)	201,000	201,045
	2.210	06/29/2018	07/02/2018	88,200	U.S. Treasury Notes 1.750% due 05/31/2022	(90,080)	88,200	88,216
SCX	2.220	06/29/2018	07/02/2018	32,800	U.S. Treasury Bonds 3.000% due 11/15/2045	(33,372)	32,800	32,806

Total Repurchase Agreements						$(333,310)	$330,707	$330,775

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	2.100%	06/28/2018	07/03/2018	$(200,250)	$(200,297)

Total Reverse Repurchase Agreements					$(200,297)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Obligations (1.1)%
U.S. Treasury Notes	2.625%	02/28/2023	$200,000	$(199,774)	$(197,450)

Total Short Sales (1.1)%				$(199,774)	$(197,450)

(i)	Securities with an aggregate market value of $199,117 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2018 was $(528) at a weighted average interest rate of 1.841%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for short sales includes $1,769 of accrued interest.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2018	18,661	$(2,120,210)	$(1,078)	$437	$0
U.S. Treasury 10-Year Note September Futures	09/2018	414	(49,758)	(32)	0	0

Total Futures Contracts				$(1,110)	$437	$0

(k)	Securities with an aggregate market value of $1,705 and cash of $18,716 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	†	JPY	109,160,000		$996,363	$11,858	$0
	08/2018	†		8,500		78	1	0
	08/2018			$42,284	CAD	54,608	0	(720)
BPS	07/2018	†		97,505	JPY	10,590,000	0	(2,018)
CBK	07/2018		AUD	48,900		$37,007	837	0
	07/2018		CAD	54,300		41,710	410	0
	07/2018	†	JPY	69,500,000		635,612	8,788	0
	08/2018	†		8,603,086		79,044	1,249	0
HUS	07/2018		CAD	58,400		45,079	660	0
	07/2018			$40,812	CAD	54,300	487	0
	08/2018		AUD	6,048		$4,502	28	0
	08/2018		CAD	54,300		40,834	0	(487)
MSB	07/2018			78,000		60,090	766	0
	07/2018	†	JPY	27,090,000		245,503	1,102	0
	08/2018		MYR	57,800		13,674	0	(629)
	08/2018	†		$96,164	JPY	10,590,000	0	(487)
	09/2018			237	MYR	950	0	(2)
RBC	07/2018		AUD	10,000		$7,566	169	0
	08/2018			10,000		7,477	79	0
	08/2018		EUR	38,942		46,990	1,407	0
SSB	08/2018	†	JPY	2,061,085		18,897	259	0
	11/2018		AUD	8,398		6,317	102	0

Total Forward Foreign Currency Contracts							$28,202	$(4,343)

(m)

Securities with an aggregate market value of $2,896 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,103,598	$0	$5,103,598
Industrials	0	2,712,560	0	2,712,560
Utilities	0	634,642	0	634,642
Municipal Bonds & Notes
Mississippi	0	11,738	0	11,738
Pennsylvania	0	1,840	0	1,840
U.S. Government Agencies	0	1,393,426	0	1,393,426
U.S. Treasury Obligations	0	771,778	0	771,778
Non-Agency Mortgage-Backed Securities	0	378,766	0	378,766
Asset-Backed Securities	0	1,837,581	22,000	1,859,581
Sovereign Issues	0	1,052,289	0	1,052,289
Short-Term Instruments
Certificates of Deposit	0	135,273	0	135,273
Commercial Paper	0	1,758,371	0	1,758,371
Repurchase Agreements	0	330,707	0	330,707
Short-Term Notes	0	13,541	0	13,541
Argentina Treasury Bills	0	19,976	0	19,976
Japan Treasury Bills	0	1,759,734	0	1,759,734
Malaysia Treasury Bills	0	14,261	0	14,261
U.S. Treasury Bills	0	14,146	0	14,146

Total Investments	$0	$17,944,227	$22,000	$17,966,227

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(197,450)	$0	$(197,450)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	437	0	0	437
Over the counter	0	28,202	0	28,202
	$437	$28,202	$0	$28,639

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,343)	$0	$(4,343)

Total Financial Derivative Instruments	$437	$23,859	$0	$24,296

Totals	$437	$17,770,636	$22,000	$17,793,073

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1% ¤
CORPORATE BONDS & NOTES 23.5%
BANKING & FINANCE 20.0%
ABN AMRO Bank NV
2.100% due 01/18/2019	$11,500	$11,470
2.500% due 10/30/2018	6,000	5,997
2.995% (US0003M + 0.640%) due 01/18/2019 ~	6,200	6,219
AerCap Ireland Capital DAC
3.750% due 05/15/2019	18,339	18,452
American Express Credit Corp.
1.875% due 11/05/2018	1,600	1,597
1.875% due 05/03/2019	6,000	5,957
2.125% due 07/27/2018	5,000	4,999
2.125% due 03/18/2019	1,500	1,494
2.684% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,013
American Honda Finance Corp.
1.500% due 11/19/2018	5,000	4,980
2.512% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,001
Aviation Capital Group LLC
2.875% due 09/17/2018	2,500	2,501
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018	18,000	17,952
Bank of America N.A.
2.050% due 12/07/2018	3,750	3,744
Bank of Montreal
2.375% due 01/25/2019	6,200	6,193
Bank of Nova Scotia
1.950% due 01/15/2019	4,300	4,285
2.050% due 10/30/2018	4,200	4,193
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	1,500	1,489
2.750% due 01/22/2019	1,500	1,499
BNZ International Funding Ltd.
2.350% due 03/04/2019	3,000	2,989
BPCE S.A.
2.500% due 12/10/2018	3,000	2,999
Capital One N.A.
2.350% due 08/17/2018	6,000	5,998
Citibank N.A.
2.595% (US0003M + 0.260%) due 09/18/2019 ~	2,500	2,501
Citigroup, Inc.
2.150% due 07/30/2018	20,000	19,996
3.239% (US0003M + 0.880%) due 07/30/2018 ~	32,200	32,224
3.249% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,038
Cooperatieve Rabobank UA
2.250% due 01/14/2019	4,000	3,993
DBS Group Holdings Ltd.
2.848% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,027
Erste Abwicklungsanstalt
1.375% due 10/30/2019	5,000	4,915
1.625% due 02/21/2019	5,000	4,973
European Investment Bank
1.125% due 08/15/2018	5,000	4,995
2.401% due 10/09/2018 •	3,805	3,806
FMS Wertmanagement
1.625% due 11/20/2018	8,000	7,980
Ford Motor Credit Co. LLC
3.156% (US0003M + 0.830%) due 03/12/2019 ~	5,000	5,016
General Motors Financial Co., Inc.
2.400% due 05/09/2019	2,500	2,489
3.100% due 01/15/2019	7,000	7,007
Goldman Sachs Group, Inc.
2.900% due 07/19/2018	3,000	3,001
3.443% (US0003M + 1.100%) due 11/15/2018 ~	24,000	24,091
7.500% due 02/15/2019	20,100	20,658
HSBC USA, Inc.
3.133% (US0003M + 0.770%) due 08/07/2018 ~	300	300
3.215% (US0003M + 0.880%) due 09/24/2018 ~	1,200	1,202
International Lease Finance Corp.
7.125% due 09/01/2018	2,000	2,013
Jackson National Life Global Funding
2.300% due 04/16/2019	7,850	7,822
2.587% (US0003M + 0.250%) due 12/27/2018 ~	3,500	3,502

JPMorgan Chase & Co.
2.250% due 01/23/2020	1,200	1,185
JPMorgan Chase Bank N.A.
2.925% (US0003M + 0.590%) due 09/23/2019 ~	3,000	3,018
Kreditanstalt fuer Wiederaufbau
1.000% due 09/07/2018	2,000	1,996
1.125% due 08/06/2018	8,300	8,292
1.125% due 11/16/2018	69,500	69,211
1.500% due 09/09/2019	5,200	5,136
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	2,000	1,970
2.428% (US0003M + 0.110%) due 12/05/2018 ~	6,000	6,004
Lloyds Bank PLC
3.101% (US0003M + 0.780%) due 08/17/2018 ~	14,000	14,015
Macquarie Bank Ltd.
2.662% (US0003M + 0.350%) due 04/04/2019 ~	3,000	3,002
Macquarie Group Ltd.
3.000% due 12/03/2018	7,600	7,608
Metropolitan Life Global Funding
1.950% due 12/03/2018	1,100	1,098
2.300% due 04/10/2019	10,400	10,367
2.756% (US0003M + 0.430%) due 12/19/2018 ~	4,000	4,007
Morgan Stanley
2.200% due 12/07/2018	900	899
MUFG Bank Ltd
2.700% due 09/09/2018	1,000	1,000
Nederlandse Waterschapsbank NV
1.500% due 01/23/2019	2,735	2,721
2.360% (US0003M + 0.030%) due 02/24/2020 ~	16,000	16,005
2.361% (US0003M + 0.020%) due 03/15/2019 ~	44,500	44,509
2.373% (US0003M + 0.010%) due 02/08/2019 ~	20,000	20,006
2.389% (US0003M + 0.020%) due 08/09/2019 ~	95,600	95,608
New York Life Global Funding
1.550% due 11/02/2018	3,000	2,991
2.462% (US0003M + 0.100%) due 01/21/2020 ~	8,500	8,505
Nissan Motor Acceptance Corp.
3.331% due 03/08/2019 •	15,000	15,088
Norddeutsche Landesbank Girozentrale
2.000% due 02/05/2019	2,400	2,392
Nordea Bank AB
3.175% (US0003M + 0.840%) due 09/17/2018 ~	5,400	5,408
NRW Bank
1.375% due 08/20/2018	5,000	4,997
2.347% (US0003M + 0.010%) due 12/27/2018 ~	23,000	23,002
2.370% (US0003M + 0.070%) due 03/01/2019 ~(a)	10,000	10,001
2.396% (US0003M + 0.060%) due 06/14/2019 ~	11,000	11,006
2.472% (US0003M + 0.110%) due 01/22/2019 ~	4,500	4,503
2.526% (US0003M + 0.170%) due 02/11/2019 ~	15,000	15,018
2.751% (US0003M + 0.430%) due 03/08/2019 ~	19,000	19,058
Oesterreichische Kontrollbank AG
2.335% (US0003M) due 09/18/2018 ~(a)	31,725	31,733
2.363% (US0003M + 0.020%) due 05/15/2019 ~	33,000	33,009
PNC Bank N.A.
1.850% due 07/20/2018	4,700	4,699
Principal Life Global Funding
2.250% due 10/15/2018	700	700
Royal Bank of Canada
2.000% due 10/01/2018	16,880	16,864
Santander Holdings USA, Inc.
3.450% due 08/27/2018	4,000	4,002
Santander UK PLC
3.050% due 08/23/2018	5,700	5,705
3.180% (US0003M + 0.850%) due 08/24/2018 ~	14,500	14,520
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018	12,000	11,987
Societe Generale S.A.
2.625% due 10/01/2018	7,500	7,502
Sumitomo Mitsui Banking Corp.
1.950% due 07/23/2018	5,000	4,999
1.966% due 01/11/2019	16,200	16,133
2.092% due 10/18/2019	3,000	2,964
2.450% due 01/10/2019	16,500	16,485
2.665% (US0003M + 0.310%) due 10/18/2019 ~	6,100	6,108
Svensk Exportkredit AB
2.412% (US0003M + 0.100%) due 10/04/2018 ~	16,400	16,406
Svenska Handelsbanken AB
2.500% due 01/25/2019	3,000	2,997
Swedbank AB
2.375% due 02/27/2019	5,000	4,993
Toyota Motor Credit Corp.
1.700% due 01/09/2019	4,700	4,681
2.200% due 01/10/2020	3,500	3,469
2.437% (US0003M + 0.100%) due 01/10/2020 ~	4,000	4,006
UBS AG
2.639% due 12/07/2018 •	9,800	9,809
2.639% (US0003M + 0.320%) due 05/28/2019 ~	27,000	27,037
2.995% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,044

Wells Fargo & Co.
2.125% due 04/22/2019	5,600	5,569
2.736% (US0003M + 0.400%) due 09/14/2018 ~	2,000	2,002
Wells Fargo Bank N.A.
2.819% (US0003M + 0.500%) due 11/28/2018 ~	6,000	6,012
2.930% (US0003M + 0.600%) due 05/24/2019 ~	3,000	3,013
2.964% (US0003M + 0.650%) due 12/06/2019 ~	3,000	3,021

		1,032,665

INDUSTRIALS 2.5%
AbbVie, Inc.
2.000% due 11/06/2018	4,400	4,387
Amgen, Inc.
2.200% due 05/22/2019	8,800	8,754
Daimler Finance North America LLC
1.500% due 07/05/2019	243	240
2.000% due 08/03/2018	10,500	10,495
2.375% due 08/01/2018	6,715	6,713
2.613% (US0003M + 0.250%) due 11/05/2018 ~	2,500	2,503
3.061% (US0003M + 0.740%) due 07/05/2019 ~	7,200	7,238
3.218% (US0003M + 0.860%) due 08/01/2018 ~	260	260
Dell International LLC
3.480% due 06/01/2019	26,400	26,472
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	2,000	2,011
eBay, Inc.
2.838% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,503
Equinor ASA
2.823% (US0003M + 0.460%) due 11/08/2018 ~	8,085	8,099
ERAC USA Finance LLC
2.800% due 11/01/2018	500	500
General Motors Co.
3.500% due 10/02/2018	18,270	18,306
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	991	993
Imperial Brands Finance PLC
2.050% due 07/20/2018	5,000	4,999
Kraft Heinz Foods Co.
6.125% due 08/23/2018	4,900	4,925
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019	2,200	2,186
Mitsubishi Corp.
2.875% due 07/18/2018	4,000	4,001
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,000	2,978
Nestle Holdings, Inc.
1.375% due 07/24/2018	215	215
QUALCOMM, Inc.
2.691% (US0003M + 0.360%) due 05/20/2019 ~	4,800	4,846
Total Capital International S.A.
2.923% (US0003M + 0.570%) due 08/10/2018 ~	1,600	1,601
Total Capital S.A.
2.125% due 08/10/2018	1,000	1,000
Volkswagen International Finance NV
2.125% due 11/20/2018	2,000	1,995

		127,220

UTILITIES 1.0%
AT&T, Inc.
5.800% due 02/15/2019	3,000	3,052
BP Capital Markets PLC
1.676% due 05/03/2019	5,000	4,961
2.241% due 09/26/2018	1,500	1,499
2.705% (US0003M + 0.350%) due 08/14/2018 ~	5,800	5,804
2.893% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,015
2.969% (US0003M + 0.630%) due 09/26/2018 ~	19,096	19,126
British Telecommunications PLC
2.350% due 02/14/2019	1,800	1,795
Electricite de France S.A.
2.150% due 01/22/2019	8,450	8,425
6.500% due 01/26/2019	2,500	2,552
Shell International Finance BV
2.933% (US0003M + 0.580%) due 11/10/2018 ~	2,500	2,505

		53,734

Total Corporate Bonds & Notes (Cost $1,213,934)		1,213,619

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Notes
1.125% due 01/31/2019 (c)	175,000	173,930

Total U.S. Treasury Obligations (Cost $174,202)		173,930

ASSET-BACKED SECURITIES 0.9%
Ally Auto Receivables Trust
2.300% due 05/15/2019	9,611	9,611
2.397% due 07/15/2019 «	12,000	12,000
Daimler Trucks Retail Trust
2.200% due 04/15/2019	4,206	4,205
Dell Equipment Finance Trust
2.450% due 06/24/2019 «	5,000	5,000
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	2,907	2,907
2.371% due 06/17/2019	6,200	6,200
Nissan Auto Receivables Owner Trust
1.900% due 03/15/2019	6,050	6,050
World Omni Auto Receivables Trust
2.250% due 04/15/2019	2,437	2,437

Total Asset-Backed Securities (Cost $48,410)		48,410

SOVEREIGN ISSUES 8.5%
Agence Francaise de Developpement
2.530% (US0003M + 0.020%) due 09/21/2019 ~	25,000	25,158
Development Bank of Japan, Inc.
1.875% due 10/03/2018	5,100	5,092
Export Development Canada
0.875% due 08/27/2018	5,500	5,489
1.000% due 09/13/2019	7,250	7,119
2.269% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,988
2.315% (US0003M - 0.040%) due 07/19/2019 ~	14,600	14,599
2.315% (US0003M - 0.040%) due 10/18/2019 ~	11,200	11,195
2.365% (US0003M + 0.010%) due 08/13/2019 ~	3,000	3,001
2.369% (US0003M - 0.040%) due 11/19/2019 ~	8,000	8,005
Export-Import Bank of Korea
3.026% (US0003M + 0.700%) due 02/18/2019 ~	5,000	5,004
Japan Bank for International Cooperation
1.750% due 07/31/2018	108,890	108,840
1.750% due 11/13/2018	24,150	24,085
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	12,210	12,215
Japan International Cooperation Agency
1.875% due 11/13/2019	2,900	2,859
Kommunalbanken A/S
2.493% (US0003M + 0.130%) due 05/02/2019 ~	3,000	3,004
Kommuninvest Sverige AB
1.125% due 10/09/2018	2,000	1,994
2.461% (US0003M + 0.140%) due 08/17/2018 ~	2,000	2,001
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,991
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,201
Korea National Oil Corp.
2.750% due 01/23/2019	3,000	2,996
Province of Quebec
2.551% (US0003M + 0.230%) due 09/04/2018 ~	35,900	35,914
2.642% (US0003M + 0.280%) due 07/21/2019 ~	22,150	22,206
State of North Rhine-Westphalia
1.375% due 07/16/2018	5,000	4,999
2.380% (US0003M + 0.050%) due 08/16/2019 ~	24,300	24,316
2.500% (US0003M + 0.170%) due 11/23/2018 ~	15,000	15,014
2.565% (US0003M + 0.230%) due 09/17/2018 ~	29,400	29,419
Sweden Government International Bond
1.000% due 10/05/2018	6,000	5,981

Total Sovereign Issues (Cost $438,713)		438,685

SHORT-TERM INSTRUMENTS 60.8%
CERTIFICATES OF DEPOSIT 1.0%
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~	12,000	12,013
First Republic Bank
2.650% due 07/16/2018	27,100	27,110
Mizuho Bank Ltd.
2.340% due 07/06/2018	13,000	13,001

		52,124

COMMERCIAL PAPER 17.3%
American Electric Power, Inc.
2.407% due 07/24/2018	3,550	3,544
AT&T, Inc.
3.133% due 05/28/2019	10,000	9,721
3.134% due 05/28/2019	35,400	34,411

AutoNation,, Inc.
2.587% due 07/05/2018	2,000	1,999
Bank of Nova Scotia
2.350% due 07/18/2018	13,500	13,487
Boston Scientific Corp.
2.489% due 07/17/2018	3,000	2,997
BPCE
2.345% due 07/05/2018	20,000	19,994
CBS Corp.
2.389% due 08/06/2018	1,600	1,596
Commonwealth Edison
2.365% due 07/12/2018	3,200	3,197
Cox Enterprises, Inc.
2.364% due 07/05/2018	4,900	4,898
CRH America Finance, Inc.
2.387% due 07/20/2018	3,600	3,595
Danske Corp.
2.304% due 07/10/2018	35,000	34,979
Dominion Gas Holdings LLC
2.354% due 07/10/2018	1,950	1,949
Duke Energy Corp.
2.337% due 08/01/2018	2,800	2,794
Enterprise Products Operating LLC
2.357% due 07/09/2018	3,000	2,998
2.387% due 07/26/2018	3,200	3,194
Erste Abwicklungsanstalt
2.335% due 07/13/2018	13,000	12,990
Ford Motor Credit Co.
2.069% due 09/05/2018	5,000	4,978
2.069% due 09/10/2018	5,000	4,976
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018	4,000	3,998
2.375% due 07/11/2018	39,000	38,975
Hitachi Capital America Corporation
2.211% due 07/03/2018	18,300	18,296
2.468% due 07/25/2018	30,000	29,950
HP, Inc.
2.416% due 07/23/2018	7,000	6,991
Hyundai Capital America
2.335% due 07/17/2018	3,300	3,296
2.336% due 07/16/2018	3,000	2,997
ING U.S. Funding LLC
0.000% due 07/23/2018	20,000	20,003
0.000% due 09/11/2018	28,000	28,008
Kells Funding LLC
2.295% due 07/17/2018	15,000	14,985
Macquire Bank Ltd.
2.305% due 07/09/2018	15,000	14,992
Marriot International
2.358% due 07/19/2018	2,300	2,297
2.392% due 08/27/2018	4,600	4,582
McKesson Corp.
2.427% due 07/23/2018	7,350	7,339
2.438% due 07/19/2018	7,550	7,540
Mitsubishi UFJ Trust & Banking
2.355% due 07/06/2018	30,000	29,989
2.356% due 07/06/2018	7,000	6,997
Mizuho Bank Ltd.
2.372% due 07/09/2018	45,000	44,976
Mohawk Industries, Inc.
2.346% due 07/16/2018	18,000	17,980
Mondelez International, Inc.
2.275% due 07/11/2018	2,300	2,298
2.275% due 07/12/2018	7,000	6,994
2.367% due 07/23/2018	3,000	2,995
MUFG Bank Ltd.
2.366% due 07/09/2018	55,000	54,971
Natixis New York
2.352% due 07/06/2018	30,000	29,989
2.431% due 07/31/2018	45,000	44,920
NetApp, Inc.
2.315% due 07/25/2018	2,700	2,695
Oncor Electric Delivery
2.387% due 07/24/2018	10,000	9,984
Qualcomm, Inc.
2.290% due 07/11/2018	20,000	19,987
2.320% due 07/24/2018	10,000	9,986
2.466% due 09/11/2018	14,000	13,934
RELX, Inc.
2.356% due 07/20/2018	2,000	1,997
Santander UK PLC
2.345% due 07/06/2018	40,000	39,985
2.345% due 07/09/2018	23,700	23,687
Southern Co.
2.406% due 07/17/2018	2,500	2,497
2.415% due 07/11/2018	28,000	27,979
2.437% due 07/16/2018	5,000	4,995

Starbucks Corp.
2.388% due 08/03/2018	25,000	24,950
2.389% due 08/10/2018	1,700	1,696
Sumitomo Mitsui Banking Corp.
2.366% due 07/09/2018	30,000	29,984
2.367% due 07/17/2018	5,100	5,095
Thomson Reuters Corp.
2.438% due 08/01/2018	4,000	3,992
Toronto Dominion Bank
2.370% due 07/18/2018	13,500	13,486
Toyota Industries
2.250% due 07/16/2018	11,900	11,889
Virginia Electric & Power Co.
2.397% due 07/16/2018	2,000	1,998
VW CR, Inc.
2.879% due 12/10/2018	21,500	21,236
Wec Energy Group, Inc.
2.437% due 07/18/2018	5,200	5,194

		891,901

REPURCHASE AGREEMENTS (b) 41.5%		2,141,555

SHORT-TERM NOTES 1.0%
Ford Credit Auto Owner Trust
2.356% due 05/15/2019	8,731	8,730
Gilead Sciences, Inc.
2.495% (US0003M + 0.170%) due 09/20/2018 ~	14,100	14,102
GM Financial Automobile Leasing Trust
2.373% due 06/20/2019 «	25,000	25,000
GM Financial Consumer Automobile Receivables Trust
1.700% due 01/16/2019	1,170	1,171
Santander Retail Auto Lease Trust
2.200% due 03/20/2019	3,766	3,765

		52,768

Total Short-Term Instruments (Cost $3,138,399)		3,138,348

Total Investments in Securities (Cost $5,013,658)		5,012,992

Total Investments 97.1% (Cost $5,013,658)		$5,012,992
Other Assets and Liabilities, net 2.9%		147,968

Net Assets 100.0%		$5,160,960

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank	2.370%	03/01/2019	06/20/2018	$10,004	$10,001	0.19%
Oesterreichische Kontrollbank AG	2.335	09/18/2018	04/12/2017 - 01/17/2018	31,724	31,733	0.61

				$41,728	$41,734	0.81%

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.990%	06/18/2018	07/02/2018	$200,000	U.S. Treasury Notes 2.125% due 07/31/2024	$(204,856)	$200,000	$200,155
BOS	1.980	06/20/2018	07/05/2018	200,000	U.S. Treasury Bonds 4.250% - 6.000% due 02/15/2026 - 11/15/2040	(204,383)	200,000	200,132
	2.180	06/29/2018	07/02/2018	34,000	U.S. Treasury Bonds 3.000% - 3.375% due 05/15/2044 - 05/15/2045	(34,702)	34,000	34,006
	2.220	06/29/2018	07/02/2018	452,700	U.S. Treasury Bonds 3.125% due 08/15/2044	(460,339)	452,700	452,784
FICC	1.500	06/29/2018	07/02/2018	9,655	U.S. Treasury Notes 2.000% due 02/15/2022	(9,849)	9,655	9,656
IND	2.300	06/29/2018	07/02/2018	140,000	U.S. Treasury Notes 1.375% due 01/31/2020	(142,800)	140,000	140,027
MBC	2.070	06/27/2018	07/05/2018	100,000	U.S. Treasury Inflation Protected Securities 2.125% due 01/15/2019	(103,147)	100,000	100,029
	2.110	06/29/2018	07/06/2018	150,000	U.S. Treasury Notes 2.500% due 05/15/2024	(154,793)	150,000	150,026
	2.260	06/29/2018	07/02/2018	44,000	U.S. Treasury Notes 2.500% due 01/31/2025	(45,408)	44,000	44,008
NXN	1.850	06/29/2018	07/02/2018	32,900	U.S. Treasury Notes 2.875% due 05/31/2025	(33,538)	32,900	32,905
	2.220	06/29/2018	07/02/2018	457,000	U.S. Treasury Bonds 2.750% - 3.000% due 11/15/2042 - 05/15/2045	(464,626)	457,000	457,085
SGY	2.260	06/29/2018	07/02/2018	321,300	U.S. Treasury Bonds 3.000% due 05/15/2045	(327,445)	321,300	321,360

Total Repurchase Agreements						$(2,185,886)	$2,141,555	$2,142,173

(c)	Securities with an aggregate market value of $2,893 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,032,665	$0	$1,032,665
Industrials	0	127,220	0	127,220
Utilities	0	53,734	0	53,734
U.S. Treasury Obligations	0	173,930	0	173,930
Asset-Backed Securities	0	31,410	17,000	48,410
Sovereign Issues	0	438,685	0	438,685
Short-Term Instruments
Certificates of Deposit	0	52,124	0	52,124
Commercial Paper	3,992	887,909	0	891,901
Repurchase Agreements	0	2,141,555	0	2,141,555
Short-Term Notes	0	27,768	25,000	52,768

Total Investments	$3,992	$4,967,000	$42,000	$5,012,992

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8% (¤)
CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 22.4%
ABN AMRO Bank NV
2.100% due 01/18/2019		$20,230	$20,176
2.500% due 10/30/2018		16,000	16,017
2.995% (US0003M + 0.640%) due 01/18/2019 ~		14,400	14,446
2.995% (US0003M + 0.640%) due 01/18/2019 ~		25,272	25,353
AerCap Ireland Capital DAC
3.750% due 05/15/2019		50,339	50,650
Air Lease Corp.
3.375% due 01/15/2019		5,005	5,015
American Express Credit Corp.
1.875% due 11/05/2018		17,300	17,263
1.875% due 05/03/2019		16,000	15,884
2.125% due 03/18/2019		6,500	6,476
2.684% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,538
American Honda Finance Corp.
1.500% due 11/19/2018		10,900	10,856
1.600% due 07/13/2018		1,400	1,400
2.512% (US0003M + 0.150%) due 01/22/2019 ~		30,500	30,510
3.154% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,784
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		25,000	24,929
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018		2,100	2,094
Bank of America Corp.
2.600% due 01/15/2019		980	979
3.366% (BBSW3M + 1.420%) due 08/23/2018 ~	AUD	12,700	9,405
Bank of Montreal
2.375% due 01/25/2019		$25,049	25,019
Bank of Nova Scotia
1.950% due 01/15/2019		1,345	1,340
2.050% due 10/30/2018		18,715	18,684
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.708% (US0003M + 0.350%) due 11/01/2019 ~		36,000	36,030
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		5,000	4,963
2.750% due 01/22/2019		4,100	4,099
BNZ International Funding Ltd.
2.350% due 03/04/2019		13,971	13,921
BRFkredit A/S
1.000% due 10/01/2018	DKK	179,500	28,215
Caterpillar Financial Services Corp.
2.494% (US0003M + 0.180%) due 12/06/2018 ~		$5,000	5,004
2.510% (US0003M + 0.180%) due 05/15/2020 ~		15,000	15,009
2.612% (US0003M + 0.280%) due 03/22/2019 ~		990	991
Citibank N.A.
2.000% due 03/20/2019		3,450	3,434
2.595% (US0003M + 0.260%) due 09/18/2019 ~		5,000	5,002
2.665% (US0003M + 0.340%) due 03/20/2019 ~		58,900	58,999
Citigroup, Inc.
2.150% due 07/30/2018		68,465	68,451
2.500% due 09/26/2018		11,000	10,998
3.179% (US0003M + 0.860%) due 12/07/2018 ~		2,400	2,407
3.230% (BBSW3M + 1.250%) due 08/07/2019 ~	AUD	3,000	2,231
3.239% (US0003M + 0.880%) due 07/30/2018 ~		$40,300	40,330
3.249% (US0003M + 0.930%) due 06/07/2019 ~		26,743	26,912
Cooperatieve Rabobank UA
2.250% due 01/14/2019		19,124	19,089
DBS Group Holdings Ltd.
2.848% (US0003M + 0.500%) due 07/16/2019 ~		47,400	47,464
Dexia Credit Local S.A.
2.843% (US0003M + 0.500%) due 02/15/2019 ~		1,000	1,003
Discover Bank
2.600% due 11/13/2018		2,300	2,299
Erste Abwicklungsanstalt
1.375% due 10/30/2019		13,000	12,779
European Investment Bank
2.401% due 10/09/2018 •		3,000	3,001
FMS Wertmanagement
1.000% due 08/16/2019		12,495	12,282
1.500% due 08/09/2019		10,000	9,886
1.625% due 11/20/2018		70,000	69,826
2.373% (US0003M + 0.030%) due 02/15/2019 ~		48,000	48,023

Ford Motor Credit Co. LLC
3.911% (US0003M + 1.580%) due 01/08/2019 ~		3,631	3,654
General Motors Financial Co., Inc.
2.400% due 05/09/2019		3,066	3,052
3.100% due 01/15/2019		12,290	12,303
Goldman Sachs Group, Inc.
1.950% due 07/23/2019		1,700	1,684
2.900% due 07/19/2018		10,500	10,502
3.443% (US0003M + 1.100%) due 11/15/2018 ~		53,784	53,988
3.680% (BBSW3M + 1.700%) due 08/08/2018 ~	AUD	9,500	7,035
7.500% due 02/15/2019		$48,700	50,053
HSBC USA, Inc.
2.625% due 09/24/2018		16,575	16,577
3.133% (US0003M + 0.770%) due 08/07/2018 ~		9,840	9,848
3.215% (US0003M + 0.880%) due 09/24/2018 ~		200	200
ING Bank NV
3.462% (US0003M + 1.130%) due 03/22/2019 ~		4,200	4,229
Inter-American Development Bank
2.388% (US0003M + 0.040%) due 01/15/2019 ~		7,100	7,101
International Lease Finance Corp.
5.875% due 04/01/2019		3,000	3,062
6.250% due 05/15/2019		2,827	2,899
7.125% due 09/01/2018		12,300	12,381
Jackson National Life Global Funding
2.200% due 01/30/2020		2,800	2,762
2.300% due 04/16/2019		26,575	26,480
2.587% (US0003M + 0.250%) due 12/27/2018 ~		12,200	12,208
JPMorgan Chase & Co.
2.250% due 01/23/2020		5,000	4,937
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019		5,554	5,471
2.925% (US0003M + 0.590%) due 09/23/2019 ~		8,030	8,078
Kreditanstalt fuer Wiederaufbau
1.000% due 09/07/2018		2,760	2,754
1.125% due 08/06/2018		2,000	1,998
1.125% due 11/16/2018		249,500	248,464
1.500% due 09/09/2019		19,000	18,767
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.536% (US0003M + 0.170%) due 07/27/2018 ~		34,070	34,082
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019		6,000	5,910
1.750% due 04/15/2019		3,761	3,741
2.428% (US0003M + 0.110%) due 12/05/2018 ~		22,000	22,016
Lloyds Bank PLC
3.101% (US0003M + 0.780%) due 08/17/2018~		13,800	13,815
Macquarie Group Ltd.
3.000% due 12/03/2018		41,988	42,033
Metropolitan Life Global Funding
1.950% due 12/03/2018		6,800	6,785
2.300% due 04/10/2019		40,375	40,245
2.546% (US0003M + 0.220%) due 09/19/2019 ~		11,500	11,521
2.676% (US0003M + 0.340%) due 09/14/2018 ~		2,500	2,502
2.756% (US0003M + 0.430%) due 12/19/2018 ~		9,220	9,236
Mizuho Bank Ltd.
2.150% due 10/20/2018		700	699
3.549% (US0003M + 1.190%) due 10/20/2018 ~		9,750	9,779
Morgan Stanley
3.102% (US0003M + 0.740%) due 07/23/2019 ~		720	724
MUFG Bank Ltd
2.700% due 09/09/2018		1,000	1,000
3.356% (US0003M + 1.020%) due 09/14/2018 ~		53,900	54,002
National Bank of Canada
3.176% (US0003M + 0.840%) due 12/14/2018 ~		10,000	10,039
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018		4,760	4,758
1.500% due 01/23/2019		14,400	14,327
2.360% (US0003M + 0.030%) due 02/24/2020 ~		57,000	57,019
2.361% (US0003M + 0.020%) due 03/15/2019 ~		177,500	177,535
2.373% (US0003M + 0.010%) due 02/08/2019 ~		110,000	110,032
2.389% (US0003M + 0.020%) due 08/09/2019 ~		374,100	374,137
New York Life Global Funding
1.550% due 11/02/2018		8,000	7,975
2.462% (US0003M + 0.100%) due 01/21/2020 ~		39,000	39,022
2.749% (US0003M + 0.390%) due 10/24/2019 ~		4,500	4,523
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019		30,990	30,825
2.650% due 09/26/2018		9,852	9,854
3.331% due 03/08/2019 •		41,050	41,290
Nordea Bank AB
3.175% (US0003M + 0.840%) due 09/17/2018 ~		8,750	8,764
3.175% (US0003M + 0.840%) due 09/17/2018 ~		9,500	9,515
Nordic Investment Bank
0.875% due 09/27/2018		12,000	11,962
NRW Bank
1.375% due 08/20/2018		15,000	14,991

2.347% (US0003M + 0.010%) due 12/27/2018 ~		164,000	164,013
2.370% (US0003M + 0.070%) due 03/01/2019 ~(d)		15,000	15,001
2.396% (US0003M + 0.060%) due 06/14/2019 ~		114,500	114,559
2.472% (US0003M + 0.110%) due 01/22/2019 ~		15,000	15,011
2.526% (US0003M + 0.170%) due 02/11/2019 ~		45,000	45,055
2.751% (US0003M + 0.430%) due 03/08/2019 ~		84,500	84,758
Oesterreichische Kontrollbank AG
2.335% (US0003M + 0.000%) due 09/18/2018 ~(d)		102,000	102,024
2.363% (US0003M + 0.020%) due 05/15/2019 ~		103,000	103,029
Principal Life Global Funding
2.250% due 10/15/2018		4,400	4,397
Protective Life Global Funding
1.722% due 04/15/2019		1,000	991
Reliance Standard Life Global Funding
2.150% due 10/15/2018		1,000	999
Royal Bank of Canada
2.000% due 10/01/2018		67,026	66,963
2.662% (US0003M + 0.300%) due 07/23/2018 ~		5,900	5,901
Santander Holdings USA, Inc.
3.450% due 08/27/2018		26,849	26,864
Santander UK PLC
2.350% due 09/10/2019		3,829	3,800
2.500% due 03/14/2019		9,000	8,983
3.050% due 08/23/2018		42,985	43,021
3.180% (US0003M + 0.850%) due 08/24/2018 ~		10,100	10,114
Skandinaviska Enskilda Banken AB
2.375% due 11/20/2018		6,600	6,593
Societe Generale S.A.
2.625% due 10/01/2018		32,892	32,903
Sumitomo Mitsui Banking Corp.
1.762% due 10/19/2018		5,750	5,737
1.950% due 07/23/2018		25,000	24,994
1.966% due 01/11/2019		28,800	28,681
2.050% due 01/18/2019		10,250	10,211
2.250% due 07/11/2019		7,700	7,635
2.450% due 01/10/2019		19,150	19,132
2.500% due 07/19/2018		10,000	10,000
2.665% (US0003M + 0.310%) due 10/18/2019 ~		29,200	29,240
2.877% (US0003M + 0.540%) due 01/11/2019 ~		8,600	8,619
3.102% (US0003M + 0.740%) due 07/23/2018 ~		10,500	10,505
Svensk Exportkredit AB
2.412% (US0003M + 0.100%) due 10/04/2018 ~		24,230	24,239
Svenska Handelsbanken AB
2.500% due 01/25/2019		16,532	16,515
Swedbank AB
2.375% due 02/27/2019		8,000	7,989
Toronto-Dominion Bank
1.950% due 01/22/2019		13,729	13,675
Toyota Motor Credit Corp.
1.700% due 01/09/2019		17,500	17,428
2.200% due 01/10/2020		10,300	10,208
2.437% (US0003M + 0.100%) due 01/10/2020 ~		19,100	19,129
2.591% due 01/09/2019 •		6,000	6,007
2.613% (US0003M + 0.260%) due 04/17/2020 ~		5,900	5,918
2.696% (US0003M + 0.370%) due 03/12/2020 ~		3,600	3,615
2.731% (US0003M + 0.400%) due 05/20/2019 ~		310	311
2.743% (US0003M + 0.390%) due 01/17/2019 ~		10,500	10,521
2.802% (US0003M + 0.460%) due 07/13/2018 ~		2,627	2,627
UBS AG
2.639% due 12/07/2018 •		29,900	29,928
2.639% (US0003M + 0.320%) due 05/28/2019 ~		36,000	36,049
2.995% (US0003M + 0.640%) due 08/14/2019 ~		40,800	40,981
Wells Fargo & Co.
2.125% due 04/22/2019		23,200	23,072
2.736% (US0003M + 0.400%) due 09/14/2018 ~		8,500	8,507
2.822% (US0003M + 0.460%) due 04/22/2019 ~		500	501
Wells Fargo Bank N.A.
2.819% (US0003M + 0.500%) due 11/28/2018 ~		53,800	53,909
2.930% (US0003M + 0.600%) due 05/24/2019 ~		18,935	19,020
2.964% (US0003M + 0.650%) due 12/06/2019 ~		9,484	9,549

			3,957,042

INDUSTRIALS 3.2%
AbbVie, Inc.
2.000% due 11/06/2018		9,773	9,745
Amgen, Inc.
2.200% due 05/22/2019		36,300	36,108
Anthem, Inc.
2.300% due 07/15/2018		8,450	8,449
BMW U.S. Capital LLC
2.751% (US0003M + 0.410%) due 09/13/2019 ~		7,000	7,026
BP AMI Leasing, Inc.
5.523% due 05/08/2019		7,635	7,815
Caltex Australia Ltd.
7.250% due 11/23/2018	AUD	1,500	1,129

Chevron Corp.
2.753% (US0003M + 0.410%) due 11/15/2019 ~		$2,500	2,515
2.840% (US0003M + 0.510%) due 11/16/2018 ~		5,000	5,012
Cisco Systems, Inc.
2.800% (US0003M + 0.500%) due 03/01/2019 ~		200	201
Daimler Finance North America LLC
2.000% due 08/03/2018		43,645	43,624
2.250% due 07/31/2019		1,300	1,290
2.375% due 08/01/2018		33,262	33,253
2.613% (US0003M + 0.250%) due 11/05/2018 ~		6,400	6,406
3.061% (US0003M + 0.740%) due 07/05/2019 ~		36,300	36,493
Dell International LLC
3.480% due 06/01/2019		96,591	96,856
Deutsche Telekom International Finance BV
6.750% due 08/20/2018		6,600	6,637
eBay, Inc.
2.838% (US0003M + 0.480%) due 08/01/2019 ~		7,000	7,015
Equinor ASA
2.823% (US0003M + 0.460%) due 11/08/2018 ~		43,986	44,063
ERAC USA Finance LLC
2.800% due 11/01/2018		2,412	2,412
Exxon Mobil Corp.
3.080% (US0003M + 0.780%) due 03/01/2019 ~		14,100	14,176
General Motors Co.
3.500% due 10/02/2018		28,907	28,964
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		14,304	14,326
4.251% (US0003M + 1.930%) due 10/05/2018 ~		12,500	12,555
Imperial Brands Finance PLC
2.050% due 07/20/2018		14,473	14,470
Japan Tobacco, Inc.
2.100% due 07/23/2018		13,303	13,302
Kraft Heinz Foods Co.
2.000% due 07/02/2018		5,964	5,964
6.125% due 08/23/2018		20,900	21,007
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019		9,519	9,459
Mitsubishi Corp.
2.875% due 07/18/2018		8,000	8,001
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019		4,800	4,765
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		1,565	1,587
Penske Truck Leasing Co. LP
2.875% due 07/17/2018		2,716	2,716
QUALCOMM, Inc.
2.691% (US0003M + 0.360%) due 05/20/2019 ~		20,200	20,393
Sydney Airport Finance Co. Pty. Ltd.
7.750% due 07/06/2018	AUD	1,850	1,370
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		$10,820	11,133
Total Capital International S.A.
2.923% (US0003M + 0.570%) due 08/10/2018 ~		4,354	4,357
Total Capital S.A.
2.125% due 08/10/2018		6,500	6,498
Volkswagen International Finance NV
2.125% due 11/20/2018		10,000	9,977

			561,069

UTILITIES 1.8%
AT&T, Inc.
2.300% due 03/11/2019		5,293	5,274
5.800% due 02/15/2019		1,400	1,424
BP Capital Markets PLC
1.676% due 05/03/2019		4,800	4,762
2.241% due 09/26/2018		8,485	8,482
2.705% (US0003M + 0.350%) due 08/14/2018 ~		125,900	125,978
2.893% (US0003M + 0.540%) due 05/10/2019 ~		13,488	13,540
2.969% (US0003M + 0.630%) due 09/26/2018 ~		123,787	123,983
4.750% due 11/15/2018	AUD	11,000	8,200
British Telecommunications PLC
2.350% due 02/14/2019		$8,990	8,965
Electricite de France S.A.
2.150% due 01/22/2019		7,855	7,832
Orange S.A.
2.750% due 02/06/2019		2,322	2,321
Shell International Finance BV
1.375% due 05/10/2019		500	495
2.933% (US0003M + 0.580%) due 11/10/2018 ~		1,412	1,415

			312,671

Total Corporate Bonds & Notes (Cost $4,830,297)			4,830,782

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
3.500% due 11/01/2047 - 06/01/2048	1,499,956	1,494,796
Federal Farm Credit Bank
1.959% (USBMMY3M + 0.050%) due 12/05/2018 ~	12,000	12,005
Federal Home Loan Bank
2.158% (US0003M - 0.160%) due 06/05/2019 ~	15,000	15,016
2.158% (US0003M - 0.163%) due 07/05/2019 ~	2,765	2,768
2.159% (US0003M - 0.160%) due 05/28/2019 ~	12,500	12,513
Freddie Mac
1.150% due 09/14/2018	1,500	1,498
Ginnie Mae
3.000% due 07/20/2045 - 07/20/2046	102,131	100,390

Total U.S. Government Agencies (Cost $1,631,204)		1,638,986

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Notes
1.125% due 01/31/2019 (f)(h)	65,000	64,602
1.500% due 01/31/2019	440,000	438,187
1.500% due 02/28/2019	320,000	318,456

Total U.S. Treasury Obligations (Cost $822,675)		821,245

ASSET-BACKED SECURITIES 1.0%
Ally Auto Receivables Trust
2.300% due 05/15/2019	35,010	35,010
2.397% due 07/15/2019 «	30,000	30,000
Daimler Trucks Retail Trust
2.200% due 04/15/2019	18,925	18,921
Dell Equipment Finance Trust
2.450% due 06/24/2019 «	26,000	26,000
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	11,424	11,424
2.371% due 06/17/2019	25,800	25,801
Nissan Auto Receivables Owner Trust
1.900% due 03/15/2019	22,185	22,186
World Omni Auto Receivables Trust
2.250% due 04/15/2019	15,838	15,839

Total Asset-Backed Securities (Cost $185,182)		185,181

SOVEREIGN ISSUES 11.7%
Agence Francaise de Developpement
2.530% (US0003M + 0.200%) due 09/21/2019 ~	116,000	116,733
Caisse des Depots et Consignations
2.553% (US0003M + 0.200%) due 01/17/2019 ~	14,000	14,013
Development Bank of Japan, Inc.
1.875% due 10/03/2018	36,666	36,610
2.606% (US0003M + 0.240%) due 01/28/2020 ~	1,000	1,002
Export Development Canada
0.875% due 08/27/2018	15,482	15,450
1.000% due 09/13/2019	25,500	25,041
2.269% (US0003M - 0.050%) due 02/28/2019 ~	164,900	164,862
2.315% (US0003M + -0.040%) due 07/19/2019 ~	75,000	74,996
2.315% (US0003M + -0.040%) due 10/18/2019 ~	63,800	63,772
2.365% (US0003M + 0.010%) due 08/13/2019 ~	14,000	14,005
2.369% (US0003M + -0.040%) due 11/19/2019 ~	54,000	54,034
2.409% (US0003M + 0.050%) due 07/20/2018 ~	2,400	2,400
Export-Import Bank of Korea
3.026% (US0003M + 0.700%) due 02/18/2019 ~	20,000	20,016
Japan Bank for International Cooperation
1.750% due 07/31/2018	490,800	490,575
1.750% due 11/13/2018	187,291	186,790
2.125% due 02/07/2019	5,000	4,987
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	30,560	30,573
Japan International Cooperation Agency
1.875% due 11/13/2019	16,300	16,070
Kommuninvest Sverige AB
1.125% due 10/09/2018	7,000	6,979
2.461% (US0003M + 0.140%) due 08/17/2018 ~	8,000	8,003
Korea Development Bank
2.875% due 08/22/2018	500	500
Korea Housing Finance Corp.
1.625% due 09/15/2018	22,581	22,510
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	16,660	16,647
Korea National Oil Corp.
2.750% due 01/23/2019	14,350	14,329

Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.619% (US0003M + 0.260%) due 01/20/2020 ~		2,000	2,007
2.675% (US0003M + 0.320%) due 04/18/2019 ~		2,000	2,005
Province of Ontario
1.625% due 01/18/2019		38,550	38,380
3.000% due 07/16/2018		16,437	16,440
Province of Quebec
2.551% (US0003M + 0.230%) due 09/04/2018 ~		92,060	92,097
2.642% (US0003M + 0.280%) due 07/21/2019 ~		124,295	124,610
State of North Rhine-Westphalia
1.375% due 07/16/2018		14,000	13,996
2.379% (US0003M + 0.050%) due 05/22/2019 ~		2,000	2,001
2.380% (US0003M + 0.050%) due 08/16/2019 ~		101,000	101,066
2.500% (US0003M + 0.170%) due 11/23/2018 ~		232,800	233,011
2.565% (US0003M + 0.230%) due 09/17/2018 ~		29,800	29,819
Sweden Government International Bond
1.000% due 10/05/2018		15,000	14,954

Total Sovereign Issues (Cost $2,071,490)			2,071,283

SHORT-TERM INSTRUMENTS 45.7%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.940% due 09/04/2018		53,100	53,071
Credit Suisse AG
2.722% (US0001M + 0.620%) due 09/28/2018 ~		69,900	69,975
First Republic Bank
2.650% due 07/16/2018		80,700	80,730
Mizuho Bank Ltd.
2.340% due 07/06/2018		77,000	77,005
National Bank of Canada
2.589% (US0003M + 0.230%) due 04/18/2019 ~		15,000	15,004
Wells Fargo
2.447% (US0001M + 0.400%) due 10/05/2018 ~		20,500	20,515

			316,300

COMMERCIAL PAPER 19.9%
AT&T, Inc.
3.133% due 05/28/2019		34,700	33,730
3.134% due 05/28/2019		136,100	132,297
Bank of Montreal
1.525% due 07/05/2018	CAD	16,700	12,698
1.537% due 07/03/2018		86,900	66,082
1.540% due 07/03/2018		52,100	39,619
Bank of Nova Scotia
1.527% due 07/05/2018		10,800	8,212
1.529% due 07/04/2018		12,300	9,353
1.543% due 07/03/2018		98,500	74,904
1.544% due 07/05/2018		7,300	5,551
1.550% due 07/03/2018		8,500	6,464
Berkshire Hathaway Energy
2.335% due 07/19/2018		$7,850	7,840
CBS Corp.
2.389% due 08/02/2018		6,700	6,685
2.389% due 08/06/2018		1,050	1,047
Commonwealth Edison
2.365% due 07/12/2018		10,500	10,491
Cox Enterprises, Inc.
2.364% due 07/05/2018		13,200	13,195
CRH America Finance, Inc.
2.335% due 07/02/2018		3,100	3,099
2.387% due 07/20/2018		6,200	6,192
2.438% due 07/16/2018		2,500	2,497
Danske Corp.
2.304% due 07/10/2018		145,000	144,913
Dominion Gas Holdings LLC
2.335% due 07/10/2018		10,550	10,543
2.355% due 07/10/2018		2,800	2,798
Enterprise Products Operating LLC
2.357% due 07/09/2018		7,800	7,795
2.377% due 07/30/2018		6,000	5,988
Erste Abwicklungsanstalt
2.335% due 07/13/2018		100,000	99,925
Ford Motor Credit Co.
2.069% due 09/04/2018		28,000	27,881
2.069% due 09/10/2018		60,000	59,718
2.070% due 09/04/2018		36,680	36,524
Hewlett Packard Enterprise Co.
2.375% due 07/10/2018		8,300	8,295
2.375% due 07/11/2018		139,500	139,410
Hitachi Capital America Corporation
2.468% due 07/25/2018		20,300	20,266

HP, Inc.
2.416% due 07/23/2018		7,200	7,191
2.438% due 07/23/2018		64,000	63,916
HSBC Bank Canada
1.584% due 07/03/2018	CAD	15,700	11,939
1.584% due 07/04/2018		22,200	16,881
Hyundai Capital America
2.335% due 07/17/2018		$10,150	10,138
2.336% due 07/16/2018		11,300	11,288
ING U.S. Funding LLC
0.000% due 07/13/2018		26,600	26,603
0.000% due 07/17/2018		150,000	150,020
0.000% due 07/23/2018		30,000	30,005
0.000% due 09/11/2018		10,000	10,003
Kells Funding LLC
2.295% due 07/17/2018		35,000	34,965
Macquire Bank Ltd.
2.325% due 07/11/2018		180,000	179,878
Marriot International
2.358% due 07/19/2018		5,000	4,994
McKesson Corp.
2.438% due 07/16/2018		2,850	2,847
2.438% due 07/20/2018		10,100	10,086
Mizuho Bank Ltd.
2.372% due 07/09/2018		145,000	144,921
Mohawk Industries, Inc.
2.346% due 07/16/2018		61,000	60,934
Mondelez International, Inc.
2.275% due 07/11/2018		9,000	8,993
2.275% due 07/12/2018		17,850	17,835
2.367% due 07/23/2018		6,500	6,490
2.495% due 08/20/2018		4,200	4,185
MUFG Bank Ltd.
2.366% due 07/09/2018		277,000	276,852
National Bank Of Canada
1.525% due 07/03/2018	CAD	17,100	13,004
Natixis New York
2.352% due 07/06/2018		$240,000	239,912
2.431% due 07/31/2018		155,000	154,725
Qualcomm, Inc.
2.290% due 07/11/2018		50,200	50,167
2.320% due 07/24/2018		25,000	24,964
2.336% due 07/12/2018		400	400
2.466% due 09/11/2018		65,550	65,243
Reckitt Benckiser Treasury
2.389% due 08/02/2018		6,550	6,538
RELX, Inc.
2.336% due 07/26/2018		500	499
2.356% due 07/20/2018		7,840	7,829
Royal Bank of Canada
1.527% due 07/06/2018	CAD	17,400	13,230
1.537% due 07/03/2018		17,100	13,004
1.537% due 07/04/2018		17,000	12,927
1.540% due 07/03/2018		17,000	12,928
Santander UK PLC
2.345% due 07/06/2018		$150,000	149,945
2.345% due 07/09/2018		137,200	137,127
Starbucks Corp.
2.388% due 08/03/2018		50,000	49,901
Sumitomo Mitsui Banking Corp.
2.366% due 07/09/2018		140,000	139,925
2.367% due 07/17/2018		100,000	99,902
Suncor Energy, Inc.
2.397% due 07/10/2018		1,493	1,492
2.472% due 08/06/2018		11,000	10,972
Thomson Reuters Corp.
2.438% due 07/25/2018		18,200	18,171
2.438% due 08/01/2018		8,750	8,732
Toronto Dominion Bank
1.535% due 07/05/2018	CAD	14,800	11,254
1.537% due 07/03/2018		39,200	29,809
1.537% due 07/04/2018		10,300	7,832
1.540% due 07/03/2018		13,000	9,886
Toyota Industries
2.250% due 07/16/2018		$40,000	39,964
Virginia Electric & Power Co.
2.397% due 07/16/2018		5,150	5,145
Volkswagen Australia
2.325% due 07/17/2018	AUD	15,000	11,084
VW CR, Inc.
2.879% due 12/10/2018		$57,750	57,041

Wec Energy Group, Inc.
2.488% due 07/09/2018		4,650	4,647

			3,503,175

REPURCHASE AGREEMENTS (e) 10.4%			1,832,214

SHORT-TERM NOTES 1.1%
Ford Credit Auto Owner Trust
2.356% due 05/15/2019		33,103	33,100
Gilead Sciences, Inc.
2.495% (US0003M + 0.170%) due 09/20/2018 ~		62,880	62,890
2.495% (US0003M + 0.170%) due 09/20/2018 ~		800	800
GM Financial Automobile Leasing Trust
2.373% due 06/20/2019 «		70,500	70,500
GM Financial Consumer Automobile Receivables Trust
1.700% due 01/16/2019		4,414	4,414
Pacific Gas & Electric Co.
2.549% (US0003M + 0.230%) due 11/28/2018 ~		10,000	9,961
Santander Retail Auto Lease Trust
2.200% due 03/20/2019		6,994	6,993

			188,658

JAPAN TREASURY BILLS 12.2%
(0.194)% due 07/02/2018 - 07/30/2018 †(a)(b)	JPY	239,340,000	2,158,140

MALAYSIA TREASURY BILLS 0.3%
3.047% due 08/10/2018 (b)(c)	MYR	213,400	52,651

U.S. TREASURY BILLS 0.0%
1.878% due 08/02/2018 - 09/27/2018 †(a)(b)(h)		$2,708	2,704

Total Short-Term Instruments (Cost $8,072,209)			8,053,842

Total Investments in Securities (Cost $17,613,057)			17,601,319

Total Investments 99.8% (Cost $17,613,057)			$17,601,319
Financial Derivative Instruments (g) 0.1% (Cost or Premiums, net $0)			25,476
Other Assets and Liabilities, net 0.1%			20,381

Net Assets 100.0%			$17,647,176

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NRW Bank	2.370%	03/01/2019	06/20/2018	$15,006	$15,001	0.08%
Oesterreichische Kontrollbank AG	2.335	09/18/2018	02/06/2017 - 07/07/2017	101,996	102,024	0.58

				$117,002	$117,025	0.66%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.990%	06/18/2018	07/02/2018		$500,000	U.S. Treasury Bonds 3.000% - 3.750% due 11/15/2043 - 11/15/2045	$(515,424)	$500,000	$500,387
BOS	1.980	06/20/2018	07/05/2018		450,000	U.S. Treasury Bonds 1.375% - 2.500% due 05/31/2020 - 05/15/2046	(461,119)	450,000	450,297
	2.100	06/29/2018	07/02/2018		4,100	U.S. Treasury Notes 2.125% due 12/31/2022	(4,182)	4,100	4,101
	2.220	06/29/2018	07/02/2018		256,400	U.S. Treasury Bonds 2.750% - 2.875% due 04/30/2025 - 11/15/2042	(261,040)	256,400	256,447
BSN	2.300	06/29/2018	07/02/2018		58,000	U.S. Treasury Notes 3.375% due 11/15/2019	(59,189)	58,000	58,011
FICC	1.500	06/29/2018	07/02/2018		3,800	U.S. Treasury Notes 2.000% due 02/15/2025	(3,877)	3,800	3,800
GSC	1.750	06/29/2018	07/02/2018		35,000	U.S. Treasury Notes 1.375% due 11/30/2018	(35,697)	35,000	35,005
JPS	2.090	07/02/2018	07/03/2018		700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(669)	700	700
	2.190	06/29/2018	07/02/2018		9,700	U.S. Treasury Notes 1.875% due 01/31/2022	(9,895)	9,700	9,702
MBC	2.260	06/29/2018	07/02/2018		145,200	U.S. Treasury Bonds 1.750% - 3.000% due 05/15/2023 - 11/15/2044	(149,533)	145,200	145,227
MEI	1.250	06/29/2018	07/03/2018	CAD	100,000	Canada Government Bond 2.250% due 06/01/2025	(77,610)	76,057	76,065
NXN	2.220	06/29/2018	07/02/2018		$200,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(203,326)	200,000	200,037
RDR	2.220	06/29/2018	07/02/2018		13,900	U.S. Treasury Notes 1.250% due 03/31/2021	(14,202)	13,900	13,903
SGY	2.260	06/29/2018	07/02/2018		3,300	U.S. Treasury Notes 3.500% due 05/15/2020	(3,368)	3,300	3,301
TDM	1.200	06/29/2018	07/03/2018	CAD	100,000	Canada Government Bond 0.750% due 09/01/2020	(77,657)	76,057	76,064

Total Repurchase Agreements							$(1,876,788)	$1,832,214	$1,833,047

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.0)%
Fannie Mae, TBA	3.500%	07/01/2048	$1,500,000	$(1,481,875)	$(1,493,061)
Ginnie Mae, TBA	3.000	07/01/2048	104,000	(101,510)	(101,756)

Total Short Sales (9.0)%				$(1,583,385)	$(1,594,817)

(f)	Securities with an aggregate market value of $1,831 and cash of $6,754 have been pledged as collateral under the terms of master agreements as of June 30, 2018.

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2018	JPY	71,360,000	$	651,092	$7,478	$0
	08/2018	$	1,318	CAD	1,681	0	(39)
	10/2018	DKK	181,295	$	26,698	0	(1,898)
	08/2019	AUD	3,041		2,310	52	0
CBK	07/2018	CAD	114,200		88,063	1,205	0
	07/2018	JPY	81,500,000		743,431	7,888	0
	08/2018	$	1,276	EUR	1,059	0	(37)
GLM	07/2018	CAD	300,300	$	231,915	3,514	0
	07/2018	JPY	18,200		166	2	0
	08/2018	MYR	156,447		36,976	0	(1,736)
JPM	07/2018	CAD	16,700		12,868	166	0
	07/2018	JPY	61,420,000		561,210	7,049	0
	08/2018	CZK	4,725		223	10	0
MSB	07/2018	CAD	17,400		13,409	174	0
	07/2018	JPY	25,060,000		227,112	945	0
RBC	07/2018	AUD	15,000		11,349	253	0
	08/2018		12,700		9,495	100	0
SCX	07/2018	CAD	45,300		35,023	567	0
SSB	07/2018	AUD	1,850		1,402	34	0
	08/2018		9,500		7,163	135	0
	11/2018		11,000		8,345	204	0
UAG	08/2018	MYR	56,953		13,477	0	(616)
	11/2018	AUD	1,500		1,136	26	0

Total Forward Foreign Currency Contracts						$29,802	$(4,326)

(h)

Securities with an aggregate market value of $2,532 and cash of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,957,042	$0	$3,957,042
Industrials	0	561,069	0	561,069
Utilities	0	312,671	0	312,671
U.S. Government Agencies	0	1,638,986	0	1,638,986
U.S. Treasury Obligations	0	821,245	0	821,245
Asset-Backed Securities	0	129,181	56,000	185,181
Sovereign Issues	0	2,071,283	0	2,071,283
Short-Term Instruments
Certificates of Deposit	0	316,300	0	316,300
Commercial Paper	8,732	3,494,443	0	3,503,175
Repurchase Agreements	0	1,832,214	0	1,832,214
Short-Term Notes	0	118,158	70,500	188,658
Japan Treasury Bills	0	2,158,140	0	2,158,140
Malaysia Treasury Bills	0	52,651	0	52,651
U.S. Treasury Bills	0	2,704	0	2,704

Total Investments	$8,732	$17,466,087	$126,500	$17,601,319

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,594,817)	$0	$(1,594,817)

Financial Derivative Instruments - Assets
Over the counter	$0	$29,802	$0	$29,802

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,326)	$0	$(4,326)

Total Financial Derivative Instruments	$0	$25,476	$0	$25,476

Totals	$8,732	$15,896,746	$126,500	$16,031,978

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.9% (¤)
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(b)	$2,000	$64
National Australia Bank Ltd.
1.375% due 07/12/2019	600	591

		655

INDUSTRIALS 0.6%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	2,538	2,607
UAL Pass-Through Trust
6.636% due 01/02/2024	727	765

		3,372

Total Corporate Bonds & Notes (Cost $4,982)		4,027

U.S. GOVERNMENT AGENCIES 19.3%
Fannie Mae
1.927% due 03/25/2027 ~	35	34
2.027% (COF 11 + 1.250%) due 07/01/2022 - 08/01/2032 ~	4	4
2.058% due 03/25/2027 ~	72	72
2.064% (COF 11 + 1.250%) due 07/01/2027 - 11/01/2040 ~	33	33
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	120	119
2.095% (D11COF + 1.200%) due 04/25/2023 ~	6	6
2.125% (COF 11 + 1.250%) due 10/01/2024 ~	8	7
2.151% (LIBOR01M + 0.060%) due 12/25/2036 ~	6	6
2.211% (LIBOR01M + 0.120%) due 03/25/2034 ~	73	72
2.291% (US0001M + 0.200%) due 05/25/2035 ~	19	19
2.310% (US0001M + 0.350%) due 09/25/2042 ~	210	209
2.391% (LIBOR01M + 0.300%) due 01/25/2034 ~	21	21
2.441% (LIBOR01M + 0.350%) due 05/25/2042 ~	26	26
2.485% (LIBOR01M + 0.400%) due 11/17/2030 - 05/18/2032 ~	62	62
2.491% (LIBOR01M + 0.400%) due 06/25/2029 - 12/25/2033 ~	85	86
2.531% (LIBOR01M + 0.440%) due 05/25/2036 ~	11	11
2.535% (LIBOR01M + 0.450%) due 09/17/2027 - 10/18/2030 ~	76	76
2.541% (LIBOR01M + 0.450%) due 10/25/2030 ~	38	38
2.585% (LIBOR01M + 0.500%) due 11/18/2030 ~	33	34
2.591% (LIBOR01M + 0.500%) due 08/25/2031 - 01/25/2033 ~	76	77
2.641% (LIBOR01M + 0.550%) due 12/25/2021 - 12/25/2030 ~	27	26
2.642% (COF 11 + 1.826%) due 01/01/2019 ~	1	1
2.664% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	497	505
2.691% (LIBOR01M + 0.600%) due 04/25/2022 - 12/25/2023 ~	130	130
2.714% (12MTA + 1.250%) due 09/01/2041 ~	28	28
2.741% (LIBOR01M + 0.650%) due 10/25/2022 - 11/25/2031 ~	66	66
2.764% (H15T1Y + 1.706%) due 04/01/2028 ~	33	34
2.789% (H15T1Y + 1.525%) due 06/01/2033 ~	192	196
2.791% (LIBOR01M + 0.700%) due 09/25/2022 - 04/25/2032 ~	45	45
2.840% (H15T1Y + 1.715%) due 10/01/2032 ~	47	47
2.841% (LIBOR01M + 0.750%) due 05/25/2022 ~	34	34
2.864% (12MTA + 1.400%) due 09/01/2040 ~	4	4
2.891% (LIBOR01M + 0.800%) due 09/25/2020 ~	4	4
2.910% (T7Y) due 10/25/2021 ~	4	4
2.921% (LIBOR01M + 0.830%) due 01/25/2022 ~	13	13
2.930% (T7Y - 0.100%) due 03/25/2022 ~	3	3
2.938% (US0006M + 1.313%) due 07/01/2033 ~	221	221
2.953% (US0006M + 1.453%) due 12/01/2032 ~	100	102
2.965% (H15T3Y + 2.050%) due 03/01/2035 ~	155	161
2.988% (US0006M + 1.251%) due 08/01/2028 ~	145	151
3.000% due 08/01/2028 - 01/01/2033	1,911	1,903
3.025% (H15T1Y + 1.900%) due 11/01/2022 ~	3	4
3.030% (US0006M + 1.405%) due 07/01/2035 ~	159	167
3.040% (US0006M + 1.415%) due 12/01/2032 ~	28	30
3.075% (US0006M + 1.450%) due 01/01/2033 ~	9	9
3.091% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	174	177
3.125% (H15T1Y + 2.125%) due 06/01/2019 ~	1	1
3.126% (US0012M + 1.376%) due 12/01/2034 ~	19	20
3.146% (US0006M + 1.461%) due 01/01/2035 ~	5	5
3.166% (US0012M + 1.300%) due 02/01/2035 ~	16	17
3.189% (US0006M + 1.438%) due 02/01/2037 ~	31	32
3.209% (COF 11 + 1.250%) due 05/01/2036 ~	62	64

3.217% (COF 11 + 1.251%) due 05/01/2036 ~	126	129
3.219% (US0006M + 1.565%) due 07/01/2035 ~	19	19
3.233% (US0006M + 1.561%) due 07/01/2034 ~	121	125
3.240% (US0006M + 1.413%) due 09/01/2033 ~	33	34
3.241% (LIBOR01M + 1.150%) due 04/25/2023 - 10/25/2023 ~	56	57
3.246% (US0006M + 1.565%) due 07/01/2035 ~	19	19
3.252% (US0012M + 1.502%) due 09/01/2033 ~	147	154
3.254% (US0012M + 1.379%) due 02/01/2032 ~	9	9
3.256% (US0012M + 1.506%) due 11/01/2032 ~	15	16
3.264% (US0012M + 1.514%) due 07/01/2034 ~	74	79
3.270% (US0006M + 1.645%) due 07/01/2033 ~	39	40
3.276% (US0006M + 1.490%) due 11/01/2033 ~	105	110
3.291% (LIBOR01M + 1.200%) due 05/25/2022 - 01/25/2024 ~	76	77
3.295% (H15T1Y + 2.205%) due 09/01/2033 ~	32	34
3.305% (US0006M + 1.570%) due 07/01/2034 ~	163	168
3.314% (US0012M + 1.564%) due 11/01/2034 ~	83	87
3.317% (US0006M + 1.538%) due 01/01/2035 ~	25	26
3.317% (US0006M + 1.532%) due 02/01/2035 ~	84	87
3.318% (H15T1Y + 2.223%) due 07/01/2035 ~	36	38
3.319% (US0006M + 1.717%) due 07/01/2037 ~	43	45
3.326% (12MTA + 1.821%) due 11/01/2035 ~	31	32
3.327% (US0012M + 1.577%) due 08/01/2033 ~	2	2
3.330% (H15T1Y + 2.205%) due 08/01/2033 ~	19	20
3.339% (US0012M + 1.553%) due 01/01/2035 ~	41	43
3.340% (H15T1Y + 2.215%) due 09/01/2034 ~	134	137
3.341% (H15T1Y + 2.155%) due 11/01/2026 ~	114	116
3.343% (US0012M + 1.547%) due 01/01/2037 ~	4	4
3.353% (US0012M + 1.534%) due 12/01/2034 ~	57	60
3.355% (H15T1Y + 2.180%) due 12/01/2035 ~	219	230
3.360% (US0006M + 1.415%) due 10/01/2032 ~	16	16
3.360% (12MTA + 1.893%) due 11/01/2035 ~	35	37
3.361% (H15T1Y + 2.035%) due 02/01/2035 ~	47	50
3.365% (H15T1Y + 2.115%) due 06/01/2027 ~	10	10
3.370% (US0006M + 1.495%) due 10/01/2035 ~	215	223
3.371% (US0012M + 1.621%) due 12/01/2036 ~	126	132
3.375% (US0012M + 1.625%) due 10/01/2034 ~	15	16
3.375% (US0012M + 1.556%) due 03/01/2035 ~	152	160
3.377% (US0012M + 1.627%) due 08/01/2035 ~	119	125
3.382% (US0012M + 1.632%) due 11/01/2034 ~	11	11
3.385% (H15T1Y + 2.135%) due 11/01/2043 ~	110	112
3.386% (US0012M + 1.631%) due 09/01/2033 ~	22	23
3.387% (12MTA + 1.910%) due 11/01/2035 ~	16	16
3.393% (US0006M + 1.518%) due 03/01/2034 ~	263	273
3.395% (H15T1Y + 2.048%) due 12/01/2035 ~	4	4
3.397% (US0006M + 1.422%) due 09/01/2033 ~	126	129
3.403% (US0006M + 1.550%) due 09/01/2033 ~	55	57
3.413% (US0006M + 1.413%) due 04/01/2033 ~	58	60
3.415% (H15T1Y + 2.181%) due 11/01/2031 ~	21	22
3.420% (US0012M + 1.670%) due 11/01/2034 ~	43	45
3.421% (US0012M + 1.495%) due 02/01/2035 ~	222	222
3.426% (US0012M + 1.676%) due 10/01/2035 ~	24	26
3.430% (US0012M + 1.640%) due 06/01/2035 ~	17	18
3.442% (H15T1Y + 2.149%) due 01/01/2033 ~	7	7
3.445% (US0012M + 1.695%) due 11/01/2033 ~	312	324
3.446% (US0012M + 1.695%) due 07/01/2035 ~	11	11
3.450% (H15T3Y + 2.325%) due 07/01/2019 ~	1	1
3.450% (US0012M + 1.700%) due 10/01/2047 - 11/01/2047 ~	244	245
3.455% (H15T1Y + 2.205%) due 10/01/2033 ~	171	180
3.458% (US0006M + 1.523%) due 09/01/2034 ~	47	49
3.460% (US0012M + 1.662%) due 01/01/2036 ~	2	2
3.468% (H15T1Y + 2.025%) due 01/01/2034 ~	3	3
3.478% (H15T1Y + 2.145%) due 04/01/2040 ~	270	284
3.487% (US0012M + 1.737%) due 12/01/2035 ~	13	13
3.489% (US0012M + 1.739%) due 11/01/2033 ~	182	192
3.489% (US0012M + 1.725%) due 12/01/2036 ~	10	10
3.500% (H15T1Y + 2.000%) due 01/01/2033 ~	22	23
3.500% (US0012M + 1.750%) due 12/01/2033 - 07/01/2035 ~	209	217
3.500% due 11/01/2044	2,401	2,398
3.506% (US0012M + 1.730%) due 12/01/2035 ~	23	24
3.508% (H15T1Y + 2.383%) due 06/01/2030 ~	2	2
3.510% (US0012M + 1.760%) due 10/01/2033 ~	35	36
3.519% (US0006M + 1.355%) due 05/01/2032 ~	52	55
3.519% (H15T1Y + 2.000%) due 01/01/2033 ~	6	6
3.520% (US0012M + 1.406%) due 04/01/2037 ~	12	12
3.523% (H15T1Y + 2.345%) due 06/01/2034 ~	216	218
3.525% (H15T1Y + 2.275%) due 09/01/2032 - 11/01/2032 ~	40	42
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	268	283
3.545% (H15T3Y + 2.323%) due 03/01/2030 ~	271	275
3.545% (US0012M + 1.703%) due 02/01/2034 ~	53	56
3.545% (H15T1Y + 2.295%) due 12/01/2035 ~	60	60
3.552% (US0012M + 1.791%) due 09/01/2036 ~	2	2
3.554% (US0012M + 1.692%) due 02/01/2034 ~	36	37
3.562% (US0012M + 1.750%) due 08/01/2035 ~	43	45
3.563% (US0012M + 1.623%) due 01/01/2033 ~	16	16
3.575% (US0012M + 1.750%) due 02/01/2036 ~	39	41
3.579% (US0012M + 1.386%) due 04/01/2035 ~	8	8

3.582% (US0012M + 1.625%) due 03/01/2036 ~	92	95
3.583% (H15T1Y + 2.359%) due 11/01/2034 ~	14	15
3.595% (US0012M + 1.845%) due 11/01/2033 ~	58	61
3.601% (US0012M + 1.750%) due 11/01/2034 ~	6	6
3.605% (US0012M + 1.730%) due 12/01/2035 ~	197	200
3.607% (H15T1Y + 2.196%) due 02/01/2035 ~	53	56
3.611% (US0006M + 1.509%) due 01/01/2035 ~	75	77
3.612% (US0012M + 1.651%) due 07/01/2033 ~	7	7
3.615% (H15T3Y + 2.115%) due 08/01/2024 ~	5	5
3.615% (US0012M + 1.865%) due 10/01/2043 ~	11	11
3.617% (H15T1Y + 2.195%) due 07/01/2037 ~	97	102
3.618% (H15T1Y + 2.368%) due 09/01/2029 ~	48	49
3.628% (US0006M + 1.916%) due 02/01/2034 ~	126	132
3.629% (H15T1Y + 2.275%) due 01/01/2033 ~	6	6
3.650% (US0006M + 1.735%) due 07/01/2033 ~	151	159
3.650% (US0006M + 2.025%) due 08/01/2034 ~	123	126
3.650% (H15T1Y + 2.150%) due 03/01/2035 ~	110	111
3.672% (US0012M + 1.672%) due 05/01/2037 ~	206	212
3.690% (US0012M + 1.990%) due 08/01/2037 ~	584	610
3.693% (H15T1Y + 2.400%) due 08/01/2033 ~	393	411
3.693% (US0006M + 1.407%) due 06/01/2035 ~	77	80
3.702% (US0006M + 1.313%) due 05/01/2034 ~	27	28
3.703% (H15T1Y + 2.058%) due 03/01/2033 ~	80	81
3.707% (US0012M + 1.587%) due 07/01/2035 ~	2	2
3.736% (US0012M + 1.655%) due 03/01/2034 ~	20	20
3.736% (US0012M + 1.394%) due 04/01/2034 ~	27	28
3.752% (US0012M + 1.681%) due 02/01/2034 ~	171	181
3.755% (H15T1Y + 2.283%) due 03/01/2033 ~	40	43
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	3	3
3.777% (H15T1Y + 2.248%) due 04/01/2033 ~	1	2
3.782% (US0006M + 1.125%) due 10/01/2034 ~	98	100
3.784% (US0012M + 1.628%) due 04/01/2033 ~	12	13
3.809% (US0012M + 1.830%) due 01/01/2036 ~	10	11
3.812% (H15T1Y + 2.265%) due 07/01/2026 ~	186	193
3.812% (US0012M + 1.703%) due 03/01/2033 ~	6	7
3.820% (H15T1Y + 1.945%) due 04/01/2034 ~	35	36
3.826% (US0006M + 1.435%) due 05/01/2035 ~	38	40
3.850% (US0012M + 1.750%) due 03/01/2034 ~	166	173
3.870% (NMCR) due 06/01/2021 ~	5	5
3.875% (US0006M + 1.375%) due 11/01/2036 ~	158	161
3.887% (H15T1Y + 2.217%) due 02/01/2035 ~	17	18
3.900% (H15T1Y + 1.900%) due 05/01/2030 ~	18	18
3.907% (US0012M + 1.746%) due 04/01/2036 ~	2	2
3.916% (H15T1Y + 2.210%) due 04/01/2035 ~	32	34
3.920% (H15T1Y + 2.045%) due 04/01/2034 ~	73	74
3.923% (H15T1Y + 2.254%) due 07/01/2029 ~	12	12
3.937% (US0012M + 1.835%) due 04/01/2035 ~	2	2
3.944% due 08/25/2042 ~	31	32
3.950% (US0006M + 1.960%) due 09/01/2035 ~	37	39
3.965% (US0006M + 1.465%) due 05/01/2034 ~	114	116
3.967% (COF 11 + 1.254%) due 05/01/2036 ~	43	45
3.970% (US0012M + 1.680%) due 06/01/2037 ~	34	35
3.980% (H15T1Y + 2.480%) due 04/01/2033 ~	117	117
3.995% (US0006M + 1.495%) due 07/01/2036 ~	74	74
3.997% (H15T1Y + 2.125%) due 05/01/2033 ~	30	31
4.000% (H15T1Y + 2.125%) due 05/01/2032 ~	56	56
4.002% (US0012M + 1.621%) due 05/01/2036 ~	72	76
4.023% (H15T1Y + 2.148%) due 04/01/2035 ~	4	4
4.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
4.051% (H15T1Y + 2.304%) due 10/01/2033 ~	74	76
4.056% (US0012M + 1.750%) due 04/01/2035 ~	101	103
4.074% (H15T1Y + 2.393%) due 09/01/2035 ~	511	536
4.093% (US0012M + 1.750%) due 06/01/2034 ~	3	3
4.099% (US0012M + 1.565%) due 05/01/2033 ~	10	11
4.155% (H15T1Y + 2.390%) due 10/01/2035 ~	91	92
4.193% (H15T1Y + 2.307%) due 05/01/2036 ~	173	181
4.221% (US0012M + 2.471%) due 09/01/2035 ~	113	123
4.225% (US0012M + 1.600%) due 07/01/2034 ~	17	18
4.229% (US0012M + 1.820%) due 06/01/2036 ~	70	73
4.245% (US0006M + 1.995%) due 04/01/2036 ~	187	191
4.257% (H15T1Y + 2.257%) due 06/01/2030 ~	13	13
4.295% (US0012M + 1.795%) due 07/01/2036 ~	72	72
4.307% (US0012M + 2.030%) due 04/01/2035 ~	15	16
4.315% (US0012M + 1.690%) due 05/01/2035 ~	100	102
4.628% (US0006M + 2.250%) due 06/01/2034 ~	7	7
4.756% (H15T1Y + 2.375%) due 09/01/2037 ~	180	188
5.427% due 12/25/2042 ~	126	132
5.500% due 08/25/2020	4	4
6.000% due 02/25/2044 - 08/25/2044	46	50
6.250% due 05/25/2042	29	32
6.500% due 07/25/2021 - 01/25/2044	660	729
6.640% (US0006M + 3.109%) due 09/01/2024 ~	344	335
7.000% due 02/25/2023 - 02/25/2044	37	39
7.500% due 05/01/2028 - 05/25/2042	38	42
8.000% due 08/25/2022 - 10/01/2026	81	85
9.000% due 03/25/2020	7	7

Fannie Mae, TBA
2.500% due 08/01/2033	3,000	2,914
3.000% due 08/01/2033 - 07/01/2048	9,500	9,372
3.500% due 07/01/2048 - 08/01/2048	17,000	16,910
4.000% due 08/01/2048	17,000	17,307
Freddie Mac
2.027% (COF 11 + 1.250%) due 01/01/2030 ~	31	30
2.064% (COF 11 + 1.250%) due 02/01/2019 ~	3	3
2.351% (LIBOR01M + 0.260%) due 08/25/2031 ~	478	476
2.371% (LIBOR01M + 0.280%) due 09/25/2031 ~	265	262
2.373% (LIBOR01M + 0.300%) due 03/15/2036 ~	4	4
2.380% (COF 11 + 1.645%) due 12/01/2024 ~	105	104
2.419% (LIBOR01M + 0.500%) due 05/15/2023 ~	9	9
2.423% (LIBOR01M + 0.350%) due 02/15/2029 - 03/15/2029 ~	43	43
2.431% (COF 11 + 1.615%) due 11/01/2024 ~	17	17
2.441% (LIBOR01M + 0.350%) due 06/25/2029 ~	81	79
2.473% (LIBOR01M + 0.400%) due 07/15/2026 - 01/15/2033 ~	140	140
2.491% (LIBOR01M + 0.400%) due 05/25/2043 ~	1,088	1,085
2.523% (LIBOR01M + 0.450%) due 03/15/2024 - 08/15/2029 ~	130	131
2.573% (LIBOR01M + 0.500%) due 05/15/2023 - 01/15/2032 ~	121	122
2.577% (12MTA + 1.200%) due 02/25/2045 ~	58	58
2.623% (LIBOR01M + 0.550%) due 08/15/2029 - 03/15/2032 ~	124	126
2.664% (12MTA + 1.200%) due 10/25/2044 ~	642	642
2.673% (LIBOR01M + 0.600%) due 08/15/2022 - 12/15/2031 ~	168	168
2.773% (LIBOR01M + 0.700%) due 04/15/2022 ~	5	5
2.835% (12MTA + 1.400%) due 07/25/2044 ~	3,195	3,213
3.000% due 02/01/2048 - 04/01/2048	14,734	14,269
3.100% (H15T1Y + 1.975%) due 08/01/2033 ~	21	22
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	13	13
3.250% (H15T1Y + 2.125%) due 11/01/2029 ~	44	45
3.290% (US0006M + 1.665%) due 01/01/2037 ~	53	54
3.296% (US0012M + 1.347%) due 03/01/2035 ~	32	33
3.325% (H15T1Y + 2.200%) due 07/01/2033 ~	8	8
3.336% (H15T1Y + 2.336%) due 06/01/2035 ~	5	5
3.355% (H15T1Y + 2.105%) due 11/01/2036 ~	622	648
3.359% (US0006M + 1.513%) due 12/01/2035 ~	18	18
3.365% (US0006M + 1.740%) due 09/01/2036 ~	221	220
3.385% (H15T1Y + 2.250%) due 09/01/2035 ~	39	41
3.412% (H15T1Y + 2.250%) due 08/01/2035 ~	21	23
3.415% (US0012M + 1.665%) due 08/01/2035 ~	204	207
3.415% (H15T1Y + 2.165%) due 07/01/2036 ~	82	84
3.416% (US0012M + 1.666%) due 08/01/2035 ~	4	4
3.417% (H15T1Y + 2.250%) due 11/01/2036 ~	4	4
3.455% (US0012M + 1.705%) due 12/01/2036 ~	46	48
3.475% (H15T1Y + 2.225%) due 11/01/2033 ~	42	45
3.477% (H15T5Y + 1.990%) due 09/01/2030 ~	154	158
3.485% (US0012M + 1.735%) due 07/01/2036 ~	1	1
3.493% (H15T1Y + 2.280%) due 09/01/2034 ~	224	236
3.500% (H15T1Y + 2.250%) due 11/01/2033 - 10/01/2034 ~	119	126
3.500% (US0012M + 1.750%) due 12/01/2034 ~	214	223
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	4	5
3.521% (US0012M + 1.771%) due 09/01/2035 ~	12	13
3.530% (H15T1Y + 2.280%) due 11/01/2036 ~	9	10
3.530% (US0012M + 0.905%) due 09/01/2037 ~	248	252
3.545% (US0012M + 1.795%) due 09/01/2037 ~	72	75
3.551% (US0012M + 1.731%) due 08/01/2035 ~	150	158
3.567% (US0012M + 1.625%) due 02/01/2037 ~	8	8
3.582% (H15T1Y + 2.332%) due 09/01/2034 ~	146	149
3.590% (US0012M + 1.840%) due 09/01/2035 ~	10	10
3.594% (US0012M + 1.750%) due 09/01/2034 ~	30	31
3.594% (H15T1Y + 2.245%) due 01/01/2036 ~	45	48
3.617% (H15T1Y + 2.250%) due 12/01/2032 ~	14	14
3.618% (H15T1Y + 2.368%) due 09/01/2035 ~	69	72
3.623% (US0012M + 1.873%) due 07/01/2037 ~	111	110
3.624% (H15T1Y + 2.245%) due 02/01/2036 ~	5	5
3.638% (US0012M + 1.833%) due 01/01/2035 ~	7	7
3.652% (US0012M + 1.850%) due 01/01/2036 ~	9	9
3.665% (US0006M + 1.665%) due 09/01/2034 ~	140	144
3.665% (US0012M + 1.965%) due 11/01/2034 ~	157	157
3.665% (US0012M + 1.665%) due 09/01/2035 ~	138	141
3.668% (US0012M + 1.759%) due 07/01/2035 ~	64	67
3.698% (H15T3Y + 2.440%) due 01/01/2027 ~	76	78
3.704% (US0012M + 1.936%) due 01/01/2037 ~	6	7
3.714% (H15T1Y + 2.337%) due 01/01/2030 ~	98	101
3.731% (US0012M + 1.687%) due 07/01/2035 ~	3	4
3.761% (US0012M + 1.511%) due 04/01/2036 ~	111	111
3.782% (US0012M + 1.985%) due 02/01/2036 ~	15	16
3.791% (H15T1Y + 2.358%) due 12/01/2034 ~	8	8
3.792% (H15T1Y + 2.542%) due 10/01/2035 ~	143	150
3.792% (US0012M + 1.788%) due 03/01/2036 ~	130	137
3.819% (H15T1Y + 2.250%) due 07/01/2033 ~	3	3
3.835% (US0012M + 2.085%) due 08/01/2037 ~	83	85
3.842% (H15T1Y + 2.314%) due 01/01/2034 ~	171	179
3.842% (H15T1Y + 2.390%) due 02/01/2036 ~	5	5
3.848% (H15T1Y + 2.210%) due 02/01/2035 ~	66	68
3.851% (US0012M + 1.864%) due 02/01/2036 ~	21	22

3.888% (H15T1Y + 2.355%) due 04/01/2034 ~	5	5
3.891% (H15T1Y + 2.141%) due 03/01/2030 ~	68	69
3.905% (US0012M + 1.780%) due 03/01/2036 ~	218	225
3.920% (US0012M + 1.795%) due 04/01/2036 ~	30	30
3.945% (H15T1Y + 2.528%) due 02/01/2035 ~	150	159
4.051% (US0012M + 1.870%) due 06/01/2035 ~	12	13
4.058% (H15T3Y + 2.746%) due 04/01/2030 ~	292	289
4.077% (H15T1Y + 2.225%) due 04/01/2034 ~	109	115
4.095% (H15T1Y + 2.249%) due 03/01/2032 ~	59	62
4.100% (H15T1Y + 2.225%) due 05/01/2035 ~	120	122
4.110% (H15T1Y + 2.250%) due 04/01/2032 ~	133	140
4.112% (H15T1Y + 2.250%) due 03/01/2036 ~	5	6
4.123% (US0012M + 1.829%) due 08/01/2036 ~	52	53
4.125% (H15T1Y + 2.250%) due 04/01/2032 ~	39	41
4.136% (H15T1Y + 2.250%) due 05/01/2033 ~	1	2
4.275% (US0012M + 1.761%) due 05/01/2035 ~	201	212
4.437% (H15T1Y + 2.587%) due 03/01/2035 ~	68	71
4.500% due 03/15/2021 - 04/15/2032	303	314
5.500% due 08/15/2030 - 10/15/2032	13	14
6.000% due 01/15/2029 - 05/01/2035	37	40
6.250% due 12/15/2023	4	4
7.000% due 10/15/2022 - 07/15/2027	48	52
8.500% due 11/15/2021	37	40
Ginnie Mae
2.285% (LIBOR01M + 0.200%) due 01/16/2031 ~	5	5
2.434% (LIBOR01M + 0.350%) due 06/20/2032 ~	30	30
2.485% (LIBOR01M + 0.400%) due 02/16/2032 ~	49	50
2.500% due 09/20/2067 ~	11,357	11,784
2.535% (LIBOR01M + 0.450%) due 03/16/2031 ~	26	26
2.585% (LIBOR01M + 0.500%) due 04/16/2030 - 04/16/2032 ~	56	56
2.625% (H15T1Y + 1.500%) due 04/20/2033 ~	60	63
2.750% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2032 ~	483	500
3.125% (H15T1Y + 1.500%) due 10/20/2029 ~	443	459
3.375% (H15T1Y + 1.500%) due 02/20/2025 - 01/20/2030 ~	225	232

Total U.S. Government Agencies (Cost $108,938)		109,378

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (e)	4,730	4,850

Total U.S. Treasury Obligations (Cost $5,550)		4,850

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.5%
Adjustable Rate Mortgage Trust
2.591% due 10/25/2035 •	7	7
3.655% due 11/25/2035 ^~	217	187
3.916% due 03/25/2035 ~	44	43
American Home Mortgage Investment Trust
2.671% due 02/25/2045 •	325	326
3.746% due 10/25/2034 •	50	51
4.467% due 02/25/2045 •	94	95
Ashford Hospitality Trust
3.500% due 05/15/2035 «•(a)	400	400
3.900% due 05/15/2035 «•(a)	300	300
4.800% due 05/15/2035 «•(a)	400	400
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	103	104
Banc of America Funding Trust
3.682% due 03/20/2035 ~	14	14
3.745% due 11/20/2035 ^~	306	290
3.909% due 05/25/2035 ~	18,313	19,260
3.929% due 06/25/2034 ~	264	262
Banc of America Mortgage Trust
3.369% due 10/25/2035 ^~	84	83
3.651% due 11/25/2034 ~	12	12
3.728% due 11/25/2033 ~	78	78
3.794% due 09/25/2033 ~	129	127
3.819% due 01/25/2034 ~	46	46
3.868% due 02/25/2034 ~	375	381
3.957% due 01/25/2035 ~	36	36
4.151% due 04/25/2034 ~	90	91
4.323% due 06/25/2034 ~	30	31
4.436% due 05/25/2033 ~	231	235
Bancorp Commercial Mortgage Trust
2.896% due 08/15/2032 •	2,320	2,318
3.246% due 08/15/2032 •	1,400	1,401
3.646% due 08/15/2032 •	1,000	1,003
BCAP LLC Trust
2.170% due 02/26/2036 •	1,254	1,232
5.250% due 06/26/2035 ~	560	566
6.500% due 02/26/2036 ~	2,439	2,146
Bear Stearns Adjustable Rate Mortgage Trust
3.592% due 10/25/2033 ~	1	1
3.596% due 01/25/2035 ~	60	60
3.615% due 02/25/2033 ~	6	6

3.691% due 02/25/2034 ~	84	84
3.698% due 02/25/2033 ~	3	3
3.808% due 01/25/2034 ~	126	129
3.814% due 01/25/2034 ~	421	425
3.827% due 04/25/2033 ~	108	110
3.835% due 02/25/2034 ~	647	646
3.850% due 01/25/2035 ~	58	57
3.874% due 10/25/2034 ~	3	3
4.049% due 10/25/2033 ~	17	17
4.241% due 07/25/2034 ~	40	40
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	462	462
2.431% due 08/25/2036 ^•	9	7
3.590% due 11/25/2036 ^~	409	349
BX Trust
2.993% due 07/15/2034 •	2,700	2,700
Chase Mortgage Finance Trust
3.396% due 12/25/2035 ^~	87	84
3.521% due 12/25/2035 ^~	59	57
3.885% due 02/25/2037 ~	876	864
Citigroup Mortgage Loan Trust
2.760% due 08/25/2035 ^•	346	328
3.710% due 11/25/2035 •	289	290
4.490% due 05/25/2035 •	119	120
Citigroup Mortgage Loan Trust, Inc.
3.037% due 08/25/2034 ~	2	2
3.410% due 09/25/2035 •	159	161
3.775% due 03/25/2034 ~	43	43
Countrywide Alternative Loan Trust
2.291% due 06/25/2037 •	1,495	1,454
2.451% due 08/25/2035 ~	2,503	2,366
3.582% due 10/25/2035 ^~	51	44
3.726% due 06/25/2037 ~	384	29
Countrywide Home Loan Mortgage Pass-Through Trust
2.441% due 08/25/2035 ^•	141	82
3.425% due 08/25/2034 ^~	817	748
3.519% due 11/25/2034 ~	2,255	2,251
3.537% due 02/20/2036 ^•	37	34
3.606% due 12/25/2033 ~	83	84
3.728% due 06/20/2035 ~	181	183
4.051% due 11/19/2033 ~	25	26
4.241% due 11/19/2033 ~	19	20
5.500% due 11/25/2035 ^	205	185
Credit Suisse First Boston Mortgage Securities Corp.
3.747% due 11/25/2032 ~	9	9
5.120% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Certificates
3.845% due 01/25/2034 ~	554	568
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.571% due 07/25/2033 ~	175	176
3.823% due 07/25/2033 ~	344	340
4.052% due 10/25/2033 ~	188	189
Credit Suisse Mortgage Capital Certificates
3.565% due 07/26/2037 ~	1,259	1,264
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	20	20
Deutsche Mortgage & Asset Receiving Corp.
3.060% due 07/27/2045 •	62	62
First Horizon Alternative Mortgage Securities Trust
3.524% due 08/25/2034 ~	326	325
4.076% due 07/25/2035 ~	180	157
First Horizon Mortgage Pass-Through Trust
2.361% due 02/25/2035 •	85	79
2.804% due 02/25/2035 •	388	367
3.978% due 04/25/2035 ~	271	276
GMAC Mortgage Corp. Loan Trust
3.796% due 11/19/2035 ~	181	174
GSR Mortgage Loan Trust
2.441% due 01/25/2034 •	252	250
3.630% due 03/25/2033 •	13	13
3.641% due 06/25/2034 ~	15	15
3.678% due 09/25/2035 ~	8,313	8,499
3.837% due 05/25/2035 ~	121	119
3.853% due 09/25/2034 ~	3,413	3,508
3.892% due 06/25/2034 ~	82	81
4.060% due 08/25/2034 ~	103	101
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
2.275% due 02/19/2046 •	864	847
2.525% due 05/19/2035 •	54	52
Hyatt Hotel Portfolio Trust
2.731% due 08/09/2032 •	2,000	1,998
Impac CMB Trust
2.731% due 08/25/2035 •	1,590	1,496
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	33	33

IndyMac Mortgage Loan Trust
2.281% due 09/25/2046 •	477	443
2.871% due 05/25/2034 •	74	71
InTown Hotel Portfolio Trust
2.773% due 01/15/2033 •	600	600
3.123% due 01/15/2033 •	300	300
3.323% due 01/15/2033 •	400	400
4.123% due 01/15/2033 •	1,000	1,001
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Chase Commercial Mortgage Securities Trust
3.573% due 10/15/2034 •	5,210	5,216
5.823% due 05/15/2028 •	2,000	1,995
JPMorgan Mortgage Trust
3.501% due 11/25/2035 ^~	222	217
3.625% due 11/25/2033 ~	31	32
3.684% due 09/25/2034 ~	2	2
3.689% due 11/25/2033 ~	16	16
3.692% due 07/25/2035 ~	454	452
3.784% due 04/25/2035 ~	289	293
3.788% due 10/25/2035 ~	375	356
3.982% due 07/25/2035 ~	427	439
4.162% due 07/25/2035 ~	33	34
Ladder Capital Commercial Mortgage Mortgage Trust
2.953% due 09/15/2034 •	5,400	5,410
3.323% due 09/15/2034 •	1,200	1,203
MASTR Adjustable Rate Mortgages Trust
2.934% due 02/25/2034 ~	236	228
3.603% due 12/25/2033 ~	79	77
3.699% due 01/25/2036 ~	125	123
3.816% due 08/25/2034 ~	1,168	1,186
3.850% due 01/25/2034 ~	18	18
3.915% due 11/21/2034 ~	104	108
4.227% due 09/25/2033 ~	583	592
4.282% due 08/25/2034 ~	510	511
4.332% due 07/25/2034 ~	892	848
Merrill Lynch Mortgage Investors Trust
2.711% due 08/25/2028 •	71	69
2.751% due 06/25/2028 •	195	194
2.988% due 03/25/2028 •	256	258
3.532% due 04/25/2035 ~	491	480
3.537% due 02/25/2035 ~	137	143
3.560% due 02/25/2034 ~	38	37
3.674% due 09/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
2.411% due 01/25/2035 •	848	793
4.375% due 02/25/2034 ~	7	7
Motel 6 Trust
2.993% due 08/15/2034 •	2,640	2,643
3.263% due 08/15/2034 •	2,346	2,350
4.223% due 08/15/2034 •	196	196
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.459% due 10/25/2035 ~	41	41
3.955% due 05/25/2035 ~	9	9
Prime Mortgage Trust
2.491% due 02/25/2034 •	38	36
5.000% due 08/25/2034	9	9
6.000% due 02/25/2034	16	17
Provident Funding Mortgage Loan Trust
3.685% due 05/25/2035 ~	20	20
RBSSP Resecuritization Trust
2.600% due 08/26/2045 •	261	257
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	9	9
7.500% due 12/25/2031	424	434
Residential Asset Securitization Trust
3.750% due 10/25/2018	1	1
5.250% due 04/25/2034	87	88
Residential Funding Mortgage Securities, Inc. Trust
4.586% due 02/25/2036 ^~	180	165
6.500% due 03/25/2032	12	12
Sequoia Mortgage Trust
2.356% due 03/20/2035 •	356	335
2.844% due 04/20/2033 •	39	39
2.864% due 05/20/2034 •	1,076	1,045
2.884% due 10/20/2027 •	143	140
3.443% due 07/20/2034 ~	34	34
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~	147	139
2.331% due 03/25/2035 •	127	115
2.531% due 08/25/2035 •	506	500
3.583% due 08/25/2034 ~	1,472	1,436
3.735% due 09/25/2034 ~	205	203
3.783% due 08/25/2034 ~	727	720
Structured Asset Mortgage Investments Trust
2.765% due 11/19/2033 •	47	46

2.765% due 05/19/2035 •	226	223
2.785% due 02/19/2035 •	3,559	3,530
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.616% due 09/25/2033 ~	98	99
3.812% due 11/25/2033 ~	58	58
4.150% due 07/25/2032 ~	3	2
4.177% due 03/25/2033 ~	318	316
4.248% due 06/25/2033 ~	1,783	1,767
Waldorf Astoria Boca Raton Trust
4.123% due 06/15/2029 •	1,800	1,803
WaMu Mortgage Pass-Through Certificates Trust
2.311% due 08/25/2046 ^•	71	3
2.351% due 11/25/2045 •	6,278	6,225
2.361% due 12/25/2045 •	3,163	3,131
2.381% due 10/25/2045 •	3,516	3,526
2.381% due 12/25/2045 •	2,847	2,820
2.395% due 08/25/2046 •	1,992	1,943
2.395% due 09/25/2046 •	4,636	4,633
2.558% due 08/25/2046 •	78	74
2.671% due 07/25/2045 •	7,432	7,498
2.758% due 11/25/2042 •	189	181
2.891% due 01/25/2045 •	1,375	1,377
2.958% due 08/25/2042 •	15	14
3.268% due 08/25/2033 ~	700	647
3.278% due 10/25/2035 ^~	574	250
3.359% due 09/25/2035 ~	523	534
3.459% due 10/25/2033 ~	275	280
Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~	15	15
3.462% due 11/25/2030 ~	161	163
3.822% due 02/25/2033 ~	25	25
3.927% due 06/25/2033 ~	26	26
7.000% due 03/25/2034	61	66
Wells Fargo Commercial Mortgage Trust
2.897% due 12/13/2031 •	2,815	2,818
3.147% due 12/13/2031 •	2,335	2,340
3.892% due 12/13/2031 •	160	160
Wells Fargo Mortgage-Backed Securities Trust
2.591% due 07/25/2037 ^•	176	159
3.481% due 10/25/2033 ~	23	23
3.603% due 09/25/2034 ~	103	107
3.616% due 12/25/2033 ~	44	45
3.652% due 10/25/2035 ~	65	64
3.661% due 08/25/2035 ~	23	23
3.690% due 01/25/2034 ~	84	87
3.733% due 12/25/2033 ~	105	108
3.909% due 06/25/2035 ~	44	45
3.911% due 06/25/2035 ~	59	61
3.933% due 04/25/2036 ^~	10	10
3.970% due 04/25/2035 ~	141	142
4.108% due 08/25/2033 ~	208	212
4.149% due 12/25/2034 ~	426	431
4.349% due 05/25/2034 ~	11	11
4.424% due 06/25/2034 ~	41	42
6.000% due 09/25/2036 ^	34	33

Total Non-Agency Mortgage-Backed Securities (Cost $145,021)		150,469

ASSET-BACKED SECURITIES 42.3%
Accredited Mortgage Loan Trust
2.851% due 01/25/2034 •	152	143
2.961% due 01/25/2035 •	944	945
ACE Securities Corp. Home Equity Loan Trust
4.716% due 06/25/2033 ^•	356	357
Allegro CLO Ltd.
3.579% due 01/30/2026 •	3,799	3,801
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	6,995	6,965
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.441% due 02/25/2033 •	755	748
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.126% due 01/25/2034 •	361	363
3.141% due 12/25/2033 •	3,707	3,719
Asset-Backed Funding Certificates Trust
2.711% due 04/25/2034 •	2,870	2,882
B2R Mortgage Trust
2.567% due 06/15/2049	2,971	2,892
Bank of The West Auto Trust
1.780% due 02/15/2021	2,308	2,297
Bear Stearns Asset-Backed Securities Trust
2.501% due 12/25/2035 •	225	226
3.091% due 11/25/2042 •	212	212
3.202% due 10/25/2036 ~	1,687	1,452
Bear Stearns Second Lien Trust
3.291% due 01/25/2036 •	19,782	19,388

Business Jet Securities LLC
4.447% due 06/15/2033 «	2,800	2,804
Carrington Mortgage Loan Trust
2.271% due 02/25/2036 •	45	45
College Ave Student Loans LLC
0.000% due 12/26/2047 •	1,200	1,207
4.130% due 12/26/2047	1,650	1,665
Conseco Finance Corp.
6.240% due 12/01/2028	77	79
Countrywide Asset-Backed Certificates Trust
2.551% due 09/25/2034 •	58	58
2.631% due 12/25/2034 •	2,722	2,704
Credit Suisse First Boston Mortgage Securities Corp.
2.791% due 07/25/2032 •	1	1
3.741% due 05/25/2043 •	983	979
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 ×	649	650
Crown Point CLO Ltd.
2.938% due 12/31/2023 •	5,258	5,265
Denali Capital CLO Ltd.
3.509% due 04/20/2027 •	4,500	4,504
Dryden Senior Loan Fund
3.248% due 10/15/2027 •	5,100	5,104
DT Auto Owner Trust
1.730% due 08/17/2020	3,362	3,355
EquiFirst Mortgage Loan Trust
3.210% due 09/25/2033 •	103	102
Exeter Automobile Receivables Trust
2.210% due 05/17/2021	4,262	4,249
FBR Securitization Trust
2.831% due 11/25/2035 •	1,226	1,228
Flatiron CLO Ltd.
3.513% due 01/17/2026 •	4,362	4,361
Fremont Home Loan Trust
3.111% due 06/25/2035 •	447	449
GLS Auto Receivables Trust
3.250% due 04/18/2022	8,100	8,104
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	3,917	3,900
GSAMP Trust
2.941% due 01/25/2045 •	1,078	1,084
GSRPM Mortgage Loan Trust
2.601% due 03/25/2035 •	2,310	2,305
Home Equity Asset Trust
2.691% due 11/25/2032 •	8	8
Home Equity Mortgage Loan Asset-Backed Trust
2.611% due 10/25/2035 •	1,600	1,499
Home Equity Mortgage Trust
5.821% due 04/25/2035 ×	217	219
HSI Asset Securitization Corp. Trust
2.141% due 10/25/2036 •	8	4
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	5,218	5,200
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	767	810
Jamestown CLO Ltd.
3.488% due 01/15/2026 •	4,237	4,241
JPMorgan Mortgage Acquisition Corp.
2.521% due 12/25/2035 •	7,965	7,985
Lehman XS Trust
2.241% due 04/25/2037 ^•	1,642	1,552
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •	736	717
2.791% due 03/25/2032 •	20	21
2.916% due 06/25/2035 •	52	52
2.946% due 07/25/2034 •	333	333
Marlette Funding Trust
3.060% due 07/17/2028 «	1,300	1,301
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	2,400	2,394
Merrill Lynch Mortgage Investors Trust
3.111% due 07/25/2035 •	662	670
Morgan Stanley Dean Witter Capital, Inc. Trust
3.441% due 02/25/2033 •	155	155
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust
2.473% due 12/16/2058 •	2,884	2,888
Navient Student Loan Trust
2.891% due 07/26/2066 •	4,697	4,747
Nelnet Student Loan Trust
2.760% due 09/25/2065 •	5,037	5,097
New Century Home Equity Loan Trust
2.826% due 07/25/2035 •	163	163
Oak Hill Credit Partners Ltd.
3.489% due 07/20/2026 •	3,700	3,706

Option One Mortgage Loan Trust Asset-Backed Certificates
2.731% due 07/25/2033 •	170	169
OSCAR U.S. Funding Trust LLC
2.536% due 04/12/2021 •	2,400	2,409
2.910% due 04/12/2021	800	799
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.126% due 02/25/2035 •	1,321	1,327
Prestige Auto Receivables Trust
1.800% due 11/16/2020	1,793	1,787
Renaissance Home Equity Loan Trust
2.791% due 08/25/2032 •	10	9
3.191% due 09/25/2037 •	3,960	2,258
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,253	912
Residential Asset Securities Corp. Trust
2.811% due 08/25/2035 •	219	220
5.120% due 12/25/2033 ~	466	479
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026	4,081	4,050
3.260% due 08/25/2025	1,043	1,041
SoFi Consumer Loan Program Trust
2.930% due 04/26/2027	4,647	4,646
3.280% due 09/15/2023	3,084	3,090
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	9,301	9,224
1.720% due 09/25/2040	4,633	4,601
1.750% due 07/25/2040	4,528	4,490
1.860% due 11/26/2040	4,425	4,370
Sound Point CLO Ltd.
3.208% due 04/15/2027 •	800	800
Soundview Home Loan Trust
3.391% due 11/25/2033 •	80	83
Specialty Underwriting & Residential Finance Trust
2.771% due 01/25/2034 •	323	312
Spirit Master Funding LLC
5.370% due 07/20/2040	9,724	9,951
5.760% due 03/20/2041	9,378	9,623
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,157
Tralee CLO Ltd.
3.389% due 10/20/2027 •	5,200	5,209
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,449
2.916% due 09/17/2034	1,100	1,059
3.215% due 09/17/2034	100	97
TruPS Financials Note Securitization Ltd.
3.895% due 09/20/2039 •	4,313	4,269
VOLT LLC
3.375% due 05/28/2047 ×	4,819	4,823
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	6,500	6,481

Total Asset-Backed Securities (Cost $241,615)		239,548

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		982

Total Short-Term Instruments (Cost $982)		982

Total Investments in Securities (Cost $507,088)		509,254

	SHARES
INVESTMENTS IN AFFILIATES 18.2%
SHORT-TERM INSTRUMENTS 18.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%
PIMCO Short-Term Floating NAV Portfolio III	10,448,375	103,292

Total Short-Term Instruments (Cost $103,271)		103,292

Total Investments in Affiliates (Cost $103,271)		103,292

Total Investments 108.1% (Cost $610,359)		$612,546
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $(456))		157
Other Assets and Liabilities, net (8.1)%		(45,968)

Net Assets 100.0%		$566,735

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

×	Coupon represents a rate which changes periodically based on a predetermined schedule. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$982	U.S. Treasury Notes 1.875% due 01/31/2022	$(1,005)	$982	$982

Total Repurchase Agreements						$(1,005)	$982	$982

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2018	273	$32,811	$175	$0	$0

Total Futures Contracts				$175	$0	$0

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$900	$(4)	$13	$9	$0	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	21,400	343	297	640	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021	10,900	272	230	502	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	1,056	2,086	19	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	128	329	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045	7,600	(261)	613	352	10	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,400	168	(29)	139	2	0

Total Swap Agreements						$1,749	$2,308	$4,057	$37	$0

(e)	Securities with an aggregate market value of $1,299 and cash of $296 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.500% due 09/01/2048	$99.828	09/06/2018	$6,500	$(15)	$(20)
FAR	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.977	08/06/2018	1,500	(4)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.898	08/06/2018	1,500	(4)	(1)
FBF	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.438	08/06/2018	1,700	(5)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.438	08/06/2018	1,700	(4)	(2)
GSC	Put - OTC Fannie Mae, TBA 3.500% due 08/01/2048	98.359	08/06/2018	1,900	(6)	(2)
	Call - OTC Fannie Mae, TBA 3.500% due 08/01/2048	99.359	08/06/2018	1,900	(6)	(8)
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	99.672	08/06/2018	500	(1)	0
	Put - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.453	08/06/2018	1,700	(5)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.672	08/06/2018	1,000	(2)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	101.984	08/06/2018	1,500	(4)	(3)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.453	08/06/2018	1,700	(4)	(2)
SAL	Put - OTC Fannie Mae, TBA 3.500% due 07/01/2048	98.531	07/05/2018	3,300	(10)	0
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.289	08/06/2018	3,400	(9)	(4)
	Call - OTC Fannie Mae, TBA 4.000% due 08/01/2048	102.648	08/06/2018	1,700	(4)	(1)

Total Written Options					$(83)	$(57)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,825	$(220)	$298	$78	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	794	132	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,336	(73)	101	28	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	488	0	(159)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,069	11	3	14	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	193	10	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,855	(190)	255	65	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	116	21	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	47	0	(12)

Total Swap Agreements						$(2,122)	$2,299	$348	$(171)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$655	$0	$655
Industrials	0	3,372	0	3,372
U.S. Government Agencies	0	109,378	0	109,378
U.S. Treasury Obligations	0	4,850	0	4,850
Non-Agency Mortgage-Backed Securities	0	149,369	1,100	150,469
Asset-Backed Securities	0	235,443	4,105	239,548
Short-Term Instruments
Repurchase Agreements	0	982	0	982
	$0	$504,049	$5,205	$509,254

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$103,292	$0	$0	$103,292

Total Investments	$103,292	$504,049	$5,205	$612,546

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	37	0	37
Over the counter	0	348	0	348
	$0	$385	$0	$385

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(228)	$0	$(228)

Total Financial Derivative Instruments	$0	$157	$0	$157

Totals	$103,292	$504,206	$5,205	$612,703

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government and Short-Term Investments Portfolio

June 30, 2018 (Unaudited)

(Amounts in thousands*, except number of shares, contracts and units, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.5% ¤
MUNICIPAL BONDS & NOTES 0.0%
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,050	$1,068

Total Municipal Bonds & Notes (Cost $1,050)		1,068

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
2.064% (COF 11 + 1.250%) due 11/01/2020 ~	2	2
2.087% (LIBOR01M + 0.060%) due 12/25/2036 ~	367	363
2.180% (LIBOR01M + 0.220%) due 07/25/2032 ~	384	372
2.211% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	451	445
2.221% (LIBOR01M + 0.130%) due 03/25/2036 ~	256	254
2.280% (LIBOR01M + 0.320%) due 03/25/2032 ~	325	325
2.351% (US0001M + 0.260%) due 06/25/2032 ~	1	1
2.431% (US0001M + 0.340%) due 11/25/2032 ~	1	1
2.441% (LIBOR01M + 0.350%) due 05/25/2042 ~	194	196
2.541% (LIBOR01M + 0.450%) due 08/25/2021 - 03/25/2022 ~	3	3
2.664% (12MTA + 1.200%) due 02/01/2041 - 10/01/2044 ~	3,410	3,463
2.691% (LIBOR01M + 0.600%) due 08/25/2022 ~	3	3
2.791% (LIBOR01M + 0.700%) due 04/25/2022 ~	3	3
2.864% (12MTA + 1.400%) due 11/01/2030 ~	1	1
2.991% (LIBOR01M + 0.900%) due 04/25/2032 ~	124	127
3.095% (H15T1Y + 1.845%) due 02/01/2026 ~	4	4
3.101% (H15T1Y + 1.800%) due 09/01/2033 ~	1	1
3.189% (US0006M + 1.404%) due 03/01/2035 ~	410	422
3.224% (H15BIN6M + 1.750%) due 06/01/2021 ~	43	43
3.250% (H15T1Y + 2.250%) due 05/01/2022 ~	3	3
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	4	4
3.326% (12MTA + 1.821%) due 11/01/2035 ~	143	149
3.332% (H15T1Y + 2.000%) due 12/01/2032 ~	4	4
3.342% (H15T1Y + 2.199%) due 09/01/2031 ~	20	20
3.360% (12MTA + 1.893%) due 11/01/2035 ~	149	156
3.374% (H15T1Y + 2.122%) due 10/01/2032 ~	11	11
3.375% (H15T1Y + 2.125%) due 09/01/2022 ~	1	1
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	5	5
3.423% (US0012M + 1.655%) due 01/01/2036 ~	935	980
3.425% (H15T1Y + 2.156%) due 12/01/2029 ~	1	1
3.487% (US0012M + 1.737%) due 12/01/2035 ~	28	28
3.524% (H15T1Y + 2.129%) due 05/01/2025 ~	4	4
3.525% (H15T1Y + 2.275%) due 12/01/2029 ~	6	6
3.625% (H15T5Y + 2.000%) due 06/01/2025 ~	5	5
3.645% (H15T1Y + 2.270%) due 12/01/2029 ~	7	7
3.704% (US0012M + 1.728%) due 08/01/2036 ~	97	102
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	18	18
3.848% (H15T1Y + 2.098%) due 08/01/2028 ~	8	8
4.000% due 05/01/2030 - 12/01/2041	2,391	2,457
4.500% due 04/01/2028 - 11/01/2029	406	424
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	21,232
1.895% (COF 11 + 1.145%) due 08/01/2019 ~	3	3
2.211% (LIBOR01M + 0.120%) due 07/25/2031 ~	328	328
2.573% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	66	67
2.577% (12MTA + 1.200%) due 02/25/2045 ~	586	587
2.623% (LIBOR01M + 0.550%) due 06/15/2031 ~	27	27
2.664% (12MTA + 1.200%) due 10/25/2044 ~	1,843	1,843
2.773% (LIBOR01M + 0.700%) due 02/15/2027 ~	5	5
2.835% (12MTA + 1.400%) due 07/25/2044 ~	1,174	1,180
3.022% (COF 11 + 2.270%) due 08/01/2020 ~	1	1
3.641% (US0012M + 1.801%) due 02/01/2035 ~	639	668
3.730% (H15T1Y + 2.230%) due 02/01/2032 ~	3	3
3.791% (H15T5Y + 2.230%) due 02/01/2025 ~	4	4
3.794% (US0006M + 1.666%) due 02/01/2024 ~	15	15
3.848% (H15T1Y + 2.422%) due 01/01/2032 ~	8	8
3.897% (H15T1Y + 2.225%) due 02/01/2032 ~	2	2
4.015% (H15T1Y + 2.140%) due 04/01/2027 ~	1	1
4.086% (US0012M + 1.722%) due 06/01/2035 ~	1,771	1,864
4.124% (H15T1Y + 2.220%) due 07/01/2020 ~	2	2
4.208% (H15T1Y + 2.208%) due 05/01/2032 ~	6	6
4.268% (H15T1Y + 2.358%) due 07/01/2029 ~	7	7
4.500% due 06/15/2035 - 09/15/2035	1,871	1,921
5.000% due 01/15/2034	3,547	3,778

5.500% due 08/15/2030 - 10/01/2039	135	144
6.500% due 10/25/2043	624	716
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 04/20/2023 - 04/20/2032 ~	274	282
2.750% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	242	248
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	33	33
3.375% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2030 ~	533	535
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	109,184
Residual Funding Corp. STRIPS (a)
0.000% due 01/15/2030	18,000	12,249
Small Business Administration
2.500% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	65	65
2.600% (PRIME - 2.150%) due 01/25/2019 ~	24	24
4.500% due 03/01/2023	111	114
4.760% due 09/01/2025	3,781	3,876
4.770% due 04/01/2024	852	874
4.930% due 01/01/2024	514	529
5.240% due 08/01/2023	351	364
7.060% due 11/01/2019	27	27
7.220% due 11/01/2020	47	48

Total U.S. Government Agencies (Cost $156,458)		173,286

U.S. TREASURY OBLIGATIONS 66.3%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	112,940
2.750% due 11/15/2042	110,900	106,544
2.875% due 05/15/2043	270,960	265,938
3.000% due 05/15/2042	149,000	149,733
3.125% due 02/15/2043	41,250	42,297
3.625% due 08/15/2043	53,000	59,010
3.750% due 11/15/2043	79,000	89,714
4.375% due 02/15/2038	84,630	103,085
4.375% due 05/15/2040	50,000	61,472
4.500% due 05/15/2038	31,463	38,976
8.000% due 11/15/2021 (d)	44,700	52,365
U.S. Treasury Notes
2.000% due 08/31/2021	7,000	6,864
2.000% due 07/31/2022	333,000	323,960
2.000% due 05/31/2024	103,910	99,453
2.125% due 09/30/2024	27,200	26,148
2.250% due 10/31/2024	49,610	48,020
2.250% due 11/15/2025	47,400	45,588
2.750% due 02/15/2024	4,870	4,863

Total U.S. Treasury Obligations (Cost $1,708,978)		1,636,970

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
3.698% due 02/25/2033 ~	15	14
3.753% due 11/25/2034 ~	849	836
3.779% due 04/25/2033 ~	50	51
3.814% due 01/25/2034 ~	272	275
3.827% due 04/25/2033 ~	100	101
4.118% due 04/25/2033 ~	5	5
Bear Stearns ALT-A Trust
2.251% due 02/25/2034 •	1,646	1,649
3.590% due 11/25/2036 ^~	20,137	17,166
3.669% due 11/25/2036 ~	13,127	12,278
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.341% due 08/25/2035 •	428	422
Citigroup Mortgage Loan Trust
4.490% due 05/25/2035 •	596	601
Countrywide Alternative Loan Trust
2.251% due 02/25/2047 •	534	519
2.264% due 02/20/2047 ^•	5,400	4,465
2.271% due 05/25/2047 •	3,191	3,108
2.291% due 05/25/2036 •	57	49
2.294% due 03/20/2046 •	3,980	3,388
2.301% due 05/25/2035 •	708	676
2.371% due 12/25/2035 •	263	253
2.558% due 02/25/2036 •	323	295
5.500% due 03/25/2036 ^	1,505	1,168
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 05/25/2035 •	1,081	996
2.666% due 04/25/2035 ~	417	384
2.671% due 04/25/2035 •	150	139
2.751% due 02/25/2035 •	672	662
2.771% due 02/25/2035 •	392	381
3.469% due 09/20/2036 ^~	4,022	3,500
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

Downey Savings & Loan Association Mortgage Loan Trust
2.345% due 08/19/2045 •	470	445
GreenPoint Mortgage Funding Trust
2.531% due 06/25/2045 •	575	551
GSR Mortgage Loan Trust
3.592% due 04/25/2036 ~	3,673	3,404
HarborView Mortgage Loan Trust
2.215% due 03/19/2037 •	1,391	1,343
2.525% due 05/19/2035 •	1,573	1,521
Impac CMB Trust
3.091% due 07/25/2033 •	44	44
IndyMac Mortgage Loan Trust
2.731% due 02/25/2035 •	2,275	2,246
JPMorgan Mortgage Trust
3.714% due 02/25/2036 ~	860	790
3.982% due 07/25/2035 ~	679	698
MASTR Adjustable Rate Mortgages Trust
3.798% due 05/25/2034 ~	182	181
Merrill Lynch Mortgage Investors Trust
3.967% due 12/25/2032 •	64	64
Residential Accredit Loans, Inc. Trust
2.391% due 08/25/2035 •	1,154	1,018
2.918% due 09/25/2045 •	452	433
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	449	503
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	22	22
Sequoia Mortgage Trust
2.434% due 07/20/2033 •	786	761
2.554% due 07/20/2033 •	553	496
2.785% due 10/19/2026 •	321	324
Structured Adjustable Rate Mortgage Loan Trust
2.958% due 01/25/2035 •	364	343
Structured Asset Mortgage Investments Trust
2.311% due 05/25/2036 •	16,989	15,547
2.665% due 07/19/2034 •	130	131
2.785% due 03/19/2034 •	273	273
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 12/25/2046 •	2,154	2,125
2.288% due 01/25/2047 •	983	983
2.314% due 05/25/2046 •	496	470
2.314% due 12/25/2046 •	1,050	1,036
2.351% due 11/25/2045 •	1,307	1,296
2.361% due 12/25/2045 •	611	613
2.395% due 07/25/2046 •	5,249	5,134
2.395% due 08/25/2046 •	12,741	12,423
2.395% due 09/25/2046 •	1,970	1,969
2.395% due 10/25/2046 •	941	919
2.538% due 06/25/2046 •	2,908	2,939
2.558% due 02/25/2046 •	2,113	2,116
2.758% due 11/25/2042 •	422	404
3.722% due 03/25/2034 ~	101	103
Washington Mutual Mortgage Pass-Through Certificates Trust
2.877% due 05/25/2033 ~	41	40
3.426% due 02/25/2033 ~	8	8
3.822% due 02/25/2033 ~	1	1
Wells Fargo Mortgage-Backed Securities Trust
3.566% due 11/25/2033 ~	29	30

Total Non-Agency Mortgage-Backed Securities (Cost $126,339)		117,129

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
2.171% due 05/25/2037 •	26	18
2.593% due 06/15/2031 •	273	250
2.613% due 11/15/2031 •	18	18
Bear Stearns Asset-Backed Securities Trust
2.201% due 04/25/2031 •	1,260	1,665
2.751% due 10/25/2032 •	25	25
CIT Group Home Equity Loan Trust
2.631% due 06/25/2033 •	226	223
Citigroup Global Markets Mortgage Securities, Inc.
3.441% due 01/25/2032 •	125	125
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 01/25/2032 •	81	79
Credit-Based Asset Servicing & Securitization LLC
2.161% due 01/25/2037 ^•	1,102	488
GE-WMC Mortgage Securities Trust
2.131% due 08/25/2036 •	57	36
GSAMP Trust
2.161% due 12/25/2036 •	543	288
2.271% due 11/25/2035 •	152	29
Home Equity Asset Trust
3.011% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
2.141% due 10/25/2036 •	140	72
JPMorgan Mortgage Acquisition Trust
2.171% due 08/25/2036 •	35	19
LA Arena Funding LLC
7.656% due 12/15/2026	20	20
Lehman ABS Mortgage Loan Trust
2.181% due 06/25/2037 •	626	443
Long Beach Mortgage Loan Trust
2.651% due 10/25/2034 •	1,548	1,508
MASTR Asset-Backed Securities Trust
2.141% due 11/25/2036 •	100	49
Merrill Lynch Mortgage Investors Trust
2.211% due 02/25/2037 •	333	151
Morgan Stanley ABS Capital, Inc. Trust
2.151% due 05/25/2037 •	263	240
Morgan Stanley IXIS Real Estate Capital Trust
2.141% due 11/25/2036 •	39	20
New Century Home Equity Loan Trust
2.271% due 05/25/2036 •	680	639
Renaissance Home Equity Loan Trust
2.791% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
2.151% due 12/25/2036 ^•	1,725	633
2.171% due 11/25/2036 ^•	560	237
Soundview Home Loan Trust
2.151% due 11/25/2036 •	565	259
2.171% due 06/25/2037 •	312	226

Total Asset-Backed Securities (Cost $10,837)		7,763

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		3,208

Total Short-Term Instruments (Cost $3,208)		3,208

Total Investments in Securities (Cost $2,006,870)		1,939,424

	SHARES
INVESTMENTS IN AFFILIATES 20.9%
SHORT-TERM INSTRUMENTS 20.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio III	52,108,900	515,149

Total Short-Term Instruments (Cost $515,063)		515,149

Total Investments in Affiliates (Cost $515,063)		515,149

Total Investments 99.4% (Cost $2,521,933)		$2,454,573
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $21,402)		161
Other Assets and Liabilities, net 0.6%		14,318

Net Assets 100.0%		$2,469,052

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.500%	06/29/2018	07/02/2018	$3,208	U.S. Treasury Notes 1.875% due 02/28/2022	$(3,273)	$3,208	$3,208

Total Repurchase Agreements						$(3,273)	$3,208	$3,208

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	4.000%	08/01/2048	$17,000	$(17,288)	$(17,307)
Fannie Mae, TBA	4.500	08/01/2048	3,000	(3,115)	(3,118)

Total Short Sales (0.8)%				$(20,403)	$(20,425)

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2018 Futures	$108.500	08/24/2018	10,972	$10,972	$94	$11

Total Purchased Options					$94	$11

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2018	425	$90,027	$92	$0	$(13)
U.S. Treasury 5-Year Note September Futures	09/2018	10,258	1,165,485	(2,836)	0	(241)
U.S. Treasury 10-Year Note September Futures	09/2018	11,887	1,428,669	9,790	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2018	16	2,052	17	0	0

				$7,063	$0	$(254)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	2,000	$(485,175)	$(52)	$50	$0
90-Day Eurodollar June Futures	06/2020	1,000	(242,550)	194	37	0
90-Day Eurodollar March Futures	03/2020	500	(121,275)	49	19	0
90-Day Eurodollar September Futures	09/2020	500	(121,281)	137	19	0
U.S. Treasury 30-Year Bond September Futures	09/2018	2,900	(420,500)	(10,152)	0	(90)

				$(9,824)	$125	$(90)

Total Futures Contracts				$(2,761)	$125	$(344)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.061%	Semi-Annual	12/21/2019	$445,000	$0	$(4,224)	$(4,224)	$0	$(13)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	17,700	(247)	919	672	17	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	379,800	21,555	1,070	22,625	317	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	2,709	2,709	48	0

Total Swap Agreements						$21,308	$474	$21,782	$382	$(13)

(d)	Securities with an aggregate market value of $38,325 and cash of $1,505 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,068	$0	$1,068
U.S. Government Agencies	0	173,286	0	173,286
U.S. Treasury Obligations	0	1,636,970	0	1,636,970
Non-Agency Mortgage-Backed Securities	0	117,129	0	117,129
Asset-Backed Securities	0	7,763	0	7,763
Short-Term Instruments
Repurchase Agreements	0	3,208	0	3,208
	$0	$1,939,424	$0	$1,939,424

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$515,149	$0	$0	$515,149

Total Investments	$515,149	$1,939,424	$0	$2,454,573

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,425)	$0	$(20,425)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$125	$393	$0	$518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(344)	$(13)	$0	$(357)

Total Financial Derivative Instruments	$(219)	$380	$0	$161

Totals	$514,930	$1,919,379	$0	$2,434,309

There were no significant transfers among Levels 1, 2, or 3 during the period ended June 30, 2018.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC, PIMCO Short Asset Portfolio Subsidiary, LLC, PIMCO Short-Term Floating NAV III Subsidiary, LLC, MLM 766, LLC and MLM 700, LLC the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”). In order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO ShortTerm Floating NAV Portfolio III, PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands†):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	$3,696,836	$1,016,194	27.49%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	6,548,071	1,358,873	20.75%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	469,549	53,587	11.41%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	113,626,163	1	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	1,132,714	290,169	25.62%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	274,428	34,793	12.68%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	70,408,369	1	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	413,301	109,337	26.45%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	673,043	142,069	21.11%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	17,630,187	1,779,348	10.09%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	03/20/2014	17,647,176	2,168,733	12.29%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to methods used by Pricing Services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2018 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$1,047,694	$47,746	$(213,764)	$17,369	$(1,431)	$897,614	$43,199	$0
PIMCO CommodityRealReturn Strategy Fund®	212,473	4,014	(4,106)	(2,486)	(190)	209,705	4,015	0
PIMCO Emerging Local Bond Fund	1,328,704	83,836	(97,739)	(14,178)	(215,826)	1,084,797	18,873	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	2,750,039	41,102	(107,152)	(6,080)	(218,468)	2,459,441	25,433	0
PIMCO Extended Duration Fund	584,921	87,738	(3,977)	(36)	1,593	670,239	4,554	0
PIMCO Government Money Market Fund	64,136	501,497	(501,496)	0	0	64,137	233	0
PIMCO High Yield Fund	110,575	1,857	0	0	(1,250)	111,182	1,500	0
PIMCO High Yield Spectrum Fund	304,186	8,689	(4,360)	(121)	(6,283)	302,111	4,438	0
PIMCO Income Fund	1,302,263	87,484	(25,691)	(729)	(30,004)	1,333,323	18,505	0
PIMCO Investment Grade Credit Bond Fund	429,512	4,125	(4,047)	(118)	(9,516)	419,956	4,126	0
PIMCO Long Duration Total Return Fund	245,831	2,393	(3,916)	(307)	(4,836)	239,165	2,394	0
PIMCO Long-Term Real Return Fund	83,028	1,526	0	0	(162)	84,392	1,061	0
PIMCO Long-Term U.S. Government Fund	753,324	5,052	(98,456)	(8,857)	5,026	656,089	5,051	0
PIMCO Low Duration Fund	823,388	436,489	(319,588)	(2,616)	(6,828)	930,845	4,668	0
PIMCO Mortgage Opportunities and Bond Fund	135,458	1,097	(1,399)	(6)	(363)	134,787	1,097	0
PIMCO RAE Emerging Markets Fund	1,082,547	42,534	(4,553)	156	(109,217)	1,011,467	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	997,539	128,707	(11,685)	(12)	(1,520)	1,113,029	2,108	0
PIMCO RAE Low Volatility PLUS EMG Fund	765,727	16,670	(166,570)	13,465	(63,030)	566,262	16,670	0
PIMCO RAE Low Volatility PLUS Fund	51,709	182	0	0	1,032	52,923	182	0
PIMCO RAE Low Volatility PLUS International Fund	347,527	4,250	(6,124)	(125)	3,190	348,718	4,250	0
PIMCO RAE PLUS EMG Fund	1,572,180	362,324	(9,504)	(2,227)	(183,243)	1,739,530	18,872	0
PIMCO RAE PLUS International Fund	341,918	6,814	(252,604)	57,843	(58,975)	94,996	6,812	0
PIMCO RAE Worldwide Long/Short PLUS Fund	674,736	289,721	(8,772)	(93)	24,014	979,606	0	0

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	194,344	0	0	0	(18,375)	175,969	110	0
PIMCO Real Return Fund	514,461	5,412	(105,839)	(3,091)	624	411,567	5,413	0
PIMCO RealEstateRealReturn Strategy Fund	858,594	47,633	(110,498)	(3,192)	81,478	874,015	0	0
PIMCO Senior Floating Rate Fund	625,744	7,521	(58,784)	(299)	(4,361)	569,821	6,315	0
PIMCO Short-Term Floating NAV Portfolio III	156	83,607	(65,700)	3	0	18,066	8	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	569,463	1,700	(9,573)	65	23,786	585,441	1,699	0
PIMCO StocksPLUS® International Fund (Unhedged)	150,440	607	(102,488)	7,436	(5,603)	50,392	607	0
PIMCO Total Return Fund	826,059	10,777	(13,222)	(407)	(14,036)	809,171	5,384	0
PIMCO TRENDS Managed Futures Strategy Fund	55,813	73	0	0	176	56,062	74	0
Totals	$19,804,489	$2,323,177	$(2,311,607)	$51,357	$(812,598)	$19,054,818	$207,651	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$499,092	$20,764	$(83,843)	$8,382	$(1,294)	$443,101	$20,764	$0
PIMCO CommodityRealReturn Strategy Fund®	83,369	1,563	(2,246)	(1,450)	391	81,627	1,563	0
PIMCO Emerging Local Bond Fund	553,142	34,381	(46,742)	(8,095)	(86,227)	446,459	7,773	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,065,854	14,338	(52,230)	(2,684)	(84,151)	941,127	9,743	0
PIMCO Extended Duration Fund	174,255	40,386	(5,679)	(107)	564	209,419	1,405	0
PIMCO Global Advantage® Strategy Bond Fund	0	15,633	0	0	(264)	15,369	80	0
PIMCO Government Money Market Fund	26,238	385,240	(385,239)	0	0	26,239	90	0
PIMCO High Yield Fund	34,464	545	0	0	(356)	34,653	467	0
PIMCO High Yield Spectrum Fund	164,812	4,430	(4,985)	(107)	(3,109)	161,041	2,364	0
PIMCO Income Fund	570,791	63,927	(16,968)	(258)	(13,148)	604,344	8,007	0
PIMCO Investment Grade Credit Bond Fund	162,822	3,076	(20,245)	(884)	(2,739)	142,030	1,508	0
PIMCO Long Duration Total Return Fund	90,476	866	(2,260)	(151)	(1,745)	87,186	867	0
PIMCO Long-Term Real Return Fund	17,152	1,947	(2,180)	119	(127)	16,911	215	0
PIMCO Long-Term U.S. Government Fund	220,623	1,444	(37,551)	(538)	(716)	183,262	1,443	0
PIMCO Low Duration Fund	407,292	181,300	(145,462)	(1,258)	(3,272)	438,600	2,250	0
PIMCO Mortgage Opportunities and Bond Fund	69,386	552	(2,193)	17	(205)	67,557	552	0
PIMCO RAE Emerging Markets Fund	584,001	33,089	(13,423)	(153)	(58,235)	545,279	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	392,739	12,394	(6,888)	(54)	(405)	397,786	754	0
PIMCO RAE Fundamental U.S. Small Fund	0	23,136	0	0	1,227	24,363	0	0
PIMCO RAE International Fund	68,782	0	(45,089)	3,323	(3,789)	23,227	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	338,979	7,557	(66,228)	5,352	(27,838)	257,822	7,556	0
PIMCO RAE Low Volatility PLUS Fund	143,161	21,022	0	0	2,838	167,021	518	0
PIMCO RAE Low Volatility PLUS International Fund	283,873	3,394	(28,185)	2,545	402	262,029	3,394	0
PIMCO RAE PLUS EMG Fund	672,025	105,440	0	0	(76,309)	701,156	7,899	0
PIMCO RAE PLUS International Fund	159,250	5,384	(43,102)	4,306	(10,698)	115,140	5,383	0
PIMCO RAE Worldwide Long/Short PLUS Fund	288,788	136,693	(1,881)	(46)	10,590	434,144	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	146,213	0	0	0	(13,825)	132,388	83	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	46,775	1	0	0	1,683	48,459	36	0
PIMCO Real Return Fund	172,300	1,621	(73,022)	(2,121)	1,187	99,965	1,622	0
PIMCO RealEstateRealReturn Strategy Fund	501,477	23,780	(53,958)	(1,463)	46,704	516,540	0	0
PIMCO Senior Floating Rate Fund	352,802	4,265	(41,198)	(422)	(2,233)	313,214	3,494	0
PIMCO Short-Term Floating NAV Portfolio III	104	13,403	(13,400)	1	0	108	2	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	310,509	819	(40,956)	9,415	4,389	284,176	819	0
PIMCO StocksPLUS® International Fund (Unhedged)	123,517	1,083	(49,299)	4,715	(5,201)	74,815	1,084	0
PIMCO StocksPLUS® Short Fund	1,942,154	117,779	(59,115)	(7,126)	(36,944)	1,956,748	957	0
PIMCO Total Return Fund	535,141	31,290	(152,259)	(3,559)	(4,381)	406,232	2,956	0
PIMCO TRENDS Managed Futures Strategy Fund	49,614	66	0	0	156	49,836	65	0
Totals	$11,251,972	$1,312,608	$(1,495,826)	$7,699	$(367,080)	$10,709,373	$95,713	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$232,787	$17,278	$(1,306)	$(143)	$(39,337)	$209,279	$3,501	$0
PIMCO Emerging Markets Bond Fund	103,107	4,360	(626)	(33)	(5,568)	101,240	1,020	0
PIMCO Emerging Markets Corporate Bond Fund	84,510	2,821	(518)	(20)	(2,589)	84,204	992	0
PIMCO Short-Term Floating NAV Portfolio III	3,497	14,822	(15,400)	1	0	2,920	22	0
Totals	$423,901	$39,281	$(17,850)	$(195)	$(47,494)	$397,643	$5,535	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS® Long/Short Fund	$10,657	$1	$0	$0	$136	$10,794	$0	$0
PIMCO Income Fund	40,058	801	0	0	(976)	39,883	549	0
PIMCO Mortgage Opportunities and Bond Fund	22,778	185	0	0	(62)	22,901	185	0
PIMCO Preferred and Capital Securities Fund	14,138	210	0	0	(372)	13,976	209	0
PIMCO RAE PLUS Fund	19,857	100	0	0	501	20,458	101	0
PIMCO Real Return Limited Duration Fund	1,855	24	0	0	(17)	1,862	19	0
PIMCO Short-Term Floating NAV Portfolio III	1,157	68,382	(33,200)	0	2	36,341	83	0
Totals	$110,500	$69,703	$(33,200)	$0	$(788)	$146,215	$1,146	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$124,445	$1,739	$0	$0	$(10,475)	$115,709	$1,124	$0
PIMCO Short-Term Floating NAV Portfolio III	7,340	236,289	(189,700)	(1)	(5)	53,923	89	0
Totals	$131,785	$238,028	$(189,700)	$(1)	$(10,480)	$169,632	$1,213	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$11	$1	$(12)	$2	$(2)	$0	$0	$0
PIMCO Credit Opportunities Bond Fund	8,713	1,939	(2,006)	(21)	(115)	8,510	95	0
PIMCO Dynamic Bond Fund	5,843	1,382	(23)	(1)	(16)	7,185	56	0
PIMCO EqS® Long/Short Fund	22,908	1,142	(8,235)	(190)	572	16,197	0	0
PIMCO Mortgage Opportunities and Bond Fund	5,865	1,460	(55)	(1)	(14)	7,255	51	0
PIMCO RAE Worldwide Long/Short PLUS Fund	18,743	2,222	(6,758)	(78)	778	14,907	0	0
PIMCO RealEstateRealReturn Strategy Fund	5,907	159	(1,685)	(19)	512	4,874	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,363	10,244	(9,800)	2	1	8,810	45	0
PIMCO TRENDS Managed Futures Strategy Fund	20,438	978	(6,553)	(171)	138	14,830	19	0
Totals	$96,791	$19,527	$(35,127)	$(477)	$1,854	$82,568	$266	$0

PIMCO REALPATH® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$352	$7	$(23)	$3	$(6)	$333	$6	$0
PIMCO Emerging Local Bond Fund	395	41	0	0	(58)	378	6	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	962	0	0	1	963	0	0
PIMCO High Yield Fund	805	12	(18)	1	(9)	791	11	0
PIMCO Income Fund	2,375	121	(95)	(2)	(54)	2,345	33	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	861	23	(28)	0	0	856	4	0
PIMCO Long Duration Total Return Fund	641	29	(20)	(1)	(13)	636	6	0
PIMCO Long-Term Credit Bond Fund	642	31	(20)	(1)	(26)	626	8	0
PIMCO Long-Term Real Return Fund	861	15	(20)	(1)	(1)	854	11	0
PIMCO Real Return Fund	1,344	46	(43)	0	(10)	1,337	15	0
PIMCO RealEstateRealReturn Strategy Fund	499	22	(18)	0	45	548	0	0
PIMCO Short Asset Investment Fund	135	827	0	0	(1)	961	2	0
PIMCO Short-Term Floating NAV Portfolio III	3,076	4,212	(6,100)	1	0	1,189	12	0
PIMCO StocksPLUS® Fund	3,683	139	(293)	24	79	3,632	16	0
PIMCO Total Return Fund	1,583	70	(51)	(1)	(30)	1,571	11	0
Totals	$17,252	$6,557	$(6,729)	$23	$(83)	$17,020	$141	$0

PIMCO REALPATH® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$309	$6	$(15)	$1	$(5)	$296	$6	$0
PIMCO Emerging Local Bond Fund	280	33	0	0	(41)	272	4	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,209	0	0	1	1,210	0	0
PIMCO High Yield Fund	558	9	0	0	(6)	561	8	0
PIMCO Income Fund	1,448	67	(18)	0	(35)	1,462	20	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	482	3	0	0	0	485	2	0

PIMCO Long Duration Total Return Fund	728	7	0	0	(15)	720	7	0
PIMCO Long-Term Credit Bond Fund	730	30	0	0	(31)	729	9	0
PIMCO Long-Term Real Return Fund	976	17	0	0	(1)	992	12	0
PIMCO Real Return Fund	752	11	0	0	(5)	758	8	0
PIMCO RealEstateRealReturn Strategy Fund	558	0	(20)	1	47	586	0	0
PIMCO Short Asset Investment Fund	0	1,210	0	0	(1)	1,209	2	0
PIMCO Short-Term Floating NAV Portfolio III	3,577	1,414	(3,900)	1	0	1,092	14	0
PIMCO StocksPLUS® Fund	3,995	100	(191)	26	85	4,015	18	0
PIMCO Total Return Fund	887	11	0	0	(15)	883	6	0
Totals	$15,280	$4,127	$(4,144)	$29	$(22)	$15,270	$116	$0

PIMCO REALPATH® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$536	$9	$(28)	$3	$(9)	$511	$10	$0
PIMCO Emerging Local Bond Fund	397	51	0	0	(59)	389	6	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	2,490	0	0	2	2,492	0	0
PIMCO High Yield Fund	790	16	0	0	(11)	795	11	0
PIMCO Income Fund	1,893	72	(54)	(1)	(46)	1,864	26	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	597	3	0	0	0	600	3	0
PIMCO Long Duration Total Return Fund	1,121	42	(37)	(1)	(22)	1,103	11	0
PIMCO Long-Term Credit Bond Fund	1,123	45	0	0	(47)	1,121	14	0
PIMCO Long-Term Real Return Fund	1,503	27	(29)	0	(2)	1,499	19	0
PIMCO Real Return Fund	931	11	0	0	(4)	938	10	0
PIMCO RealEstateRealReturn Strategy Fund	1,111	0	(63)	5	93	1,146	0	0
PIMCO Short Asset Investment Fund	1,849	643	0	0	(1)	2,491	11	0
PIMCO Short-Term Floating NAV Portfolio III	3,157	5,314	(7,000)	1	0	1,472	14	0
PIMCO StocksPLUS® Fund	7,961	201	(580)	77	148	7,807	36	0
PIMCO Total Return Fund	1,098	40	(36)	(1)	(17)	1,084	7	0
Totals	$24,067	$8,964	$(7,827)	$83	$25	$25,312	$178	$0

PIMCO REALPATH® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$269	$5	$0	$0	$(4)	$270	$5	$0
PIMCO Emerging Local Bond Fund	175	29	0	0	(28)	176	3	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	496	0	0	0	496	0	0
PIMCO High Yield Fund	348	22	0	0	(4)	366	5	0
PIMCO Income Fund	766	56	0	0	(19)	803	11	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	226	2	0	0	0	228	1	0
PIMCO Long Duration Total Return Fund	410	22	0	0	(8)	424	4	0
PIMCO Long-Term Credit Bond Fund	410	24	0	0	(17)	417	5	0
PIMCO Long-Term Real Return Fund	543	40	0	0	0	583	7	0
PIMCO Real Return Fund	354	23	(1)	0	(2)	374	4	0

PIMCO RealEstateRealReturn Strategy Fund	641	17	(15)	1	57	701	0	0
PIMCO Short Asset Investment Fund	2,416	14	0	0	0	2,430	14	0
PIMCO Short-Term Floating NAV Portfolio III	1,455	207	(700)	0	0	962	6	0
PIMCO StocksPLUS® Fund	4,591	125	(87)	(3)	134	4,760	21	0
PIMCO Total Return Fund	411	34	0	0	(7)	438	3	0
Totals	$13,015	$1,116	$(803)	$(2)	$102	$13,428	$89	$0

PIMCO REALPATH® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$377	$7	$0	$0	$(5)	$379	$7	$0
PIMCO Emerging Local Bond Fund	202	37	0	0	(38)	201	3	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,799	0	0	1	1,800	0	0
PIMCO High Yield Fund	403	7	0	0	(5)	405	5	0
PIMCO Income Fund	841	39	0	0	(22)	858	12	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	237	2	0	0	0	239	1	0
PIMCO Long Duration Total Return Fund	401	4	0	0	(8)	397	4	0
PIMCO Long-Term Credit Bond Fund	402	28	0	0	(18)	412	5	0
PIMCO Long-Term Real Return Fund	536	9	0	0	0	545	7	0
PIMCO Real Return Fund	370	4	0	0	(1)	373	4	0
PIMCO RealEstateRealReturn Strategy Fund	999	27	(39)	2	88	1,077	0	0
PIMCO Short Asset Investment Fund	3,125	17	0	0	0	3,142	17	0
PIMCO Short-Term Floating NAV Portfolio III	2,743	1,812	(3,400)	1	0	1,156	13	0
PIMCO StocksPLUS® Fund	7,162	338	(339)	26	176	7,363	33	0
PIMCO Total Return Fund	437	5	0	0	(7)	435	3	0
Totals	$18,235	$4,135	$(3,778)	$29	$161	$18,782	$114	$0

PIMCO REALPATH® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$209	$4	$0	$0	$(3)	$210	$4	$0
PIMCO Emerging Local Bond Fund	84	5	0	0	(15)	74	1	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	403	0	0	0	403	0	0
PIMCO High Yield Fund	167	3	0	0	(2)	168	2	0
PIMCO Income Fund	340	18	0	0	(9)	349	5	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93	1	0	0	0	94	0	0
PIMCO Long Duration Total Return Fund	179	13	0	0	(3)	189	2	0
PIMCO Long-Term Credit Bond Fund	179	15	0	0	(8)	186	2	0
PIMCO Long-Term Real Return Fund	242	16	0	0	0	258	3	0
PIMCO Real Return Fund	146	2	0	0	(1)	147	2	0
PIMCO RealEstateRealReturn Strategy Fund	614	18	(17)	1	55	671	0	0
PIMCO Short Asset Investment Fund	2,620	15	0	0	0	2,635	15	0
PIMCO Short-Term Floating NAV Portfolio III	986	306	(400)	0	0	892	5	0
PIMCO StocksPLUS® Fund	4,397	266	(145)	(3)	127	4,642	21	0
PIMCO Total Return Fund	172	14	0	0	(3)	183	1	0
Totals	$10,428	$1,099	$(562)	$(2)	$138	$11,101	$63	$0

PIMCO REALPATH® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$378	$7	$0	$0	$(5)	$380	$7	$0
PIMCO Emerging Local Bond Fund	115	150	(165)	26	(24)	102	2	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	1,229	0	0	1	1,230	0	0
PIMCO High Yield Fund	229	299	(295)	0	(3)	230	3	0
PIMCO Income Fund	453	10	0	0	(12)	451	6	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	135	0	0	0	0	135	1	0
PIMCO Long Duration Total Return Fund	284	3	0	0	(6)	281	3	0
PIMCO Long-Term Credit Bond Fund	285	4	0	0	(12)	277	3	0
PIMCO Long-Term Real Return Fund	388	7	0	0	0	395	5	0
PIMCO Real Return Fund	189	3	0	0	(1)	191	2	0
PIMCO RealEstateRealReturn Strategy Fund	1,133	29	(45)	1	99	1,217	0	0
PIMCO Short Asset Investment Fund	4,391	25	0	0	0	4,416	25	0
PIMCO Short-Term Floating NAV Portfolio III	2,296	3,410	(4,500)	1	0	1,207	11	0
PIMCO StocksPLUS® Fund	8,108	278	(421)	(3)	234	8,196	37	0
PIMCO Total Return Fund	223	3	0	0	(4)	222	1	0
Totals	$18,607	$5,457	$(5,426)	$25	$267	$18,930	$106	$0

PIMCO REALPATH® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$108	$2	$0	$0	$(1)	$109	$2	$0
PIMCO Emerging Local Bond Fund	32	2	0	0	(6)	28	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	727	0	0	1	728	0	0
PIMCO High Yield Fund	63	2	0	0	(1)	64	1	0
PIMCO Income Fund	125	9	0	0	(3)	131	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	37	0	0	0	0	37	0	0
PIMCO Long Duration Total Return Fund	79	7	0	0	(2)	84	1	0
PIMCO Long-Term Credit Bond Fund	79	7	0	0	(3)	83	1	0
PIMCO Long-Term Real Return Fund	108	8	0	0	0	116	1	0
PIMCO Real Return Fund	52	1	0	0	0	53	1	0
PIMCO RealEstateRealReturn Strategy Fund	313	18	(6)	0	29	354	0	0
PIMCO Short Asset Investment Fund	461	267	0	0	0	728	3	0
PIMCO Short-Term Floating NAV Portfolio III	1,289	106	(800)	0	0	595	6	0
PIMCO StocksPLUS® Fund	2,244	177	(47)	(1)	65	2,438	11	0
PIMCO Total Return Fund	62	6	0	0	(1)	67	0	0
Totals	$5,052	$1,339	$(853)	$(1)	$78	$5,615	$29	$0

PIMCO REALPATH® Income Fund

Underlying PIMCO Funds	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn Strategy Fund®	$331	$5	$(19)	$2	$(5)	$314	$6	$0
PIMCO Emerging Local Bond Fund	419	34	0	0	(63)	390	6	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	724	0	0	1	725	0	0
PIMCO High Yield Fund	820	13	(20)	0	(9)	804	11	0
PIMCO Income Fund	2,614	80	(56)	(1)	(47)	2,590	36	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	976	5	0	0	0	981	4	0
PIMCO Long Duration Total Return Fund	493	5	0	0	(10)	488	5	0
PIMCO Long-Term Credit Bond Fund	494	7	0	0	(20)	481	6	0
PIMCO Long-Term Real Return Fund	664	11	(16)	0	(1)	658	9	0
PIMCO Real Return Fund	1,524	20	(17)	0	(8)	1,519	17	0
PIMCO RealEstateRealReturn Strategy Fund	431	1	0	0	38	470	0	0
PIMCO Short Asset Investment Fund	0	726	0	0	(1)	725	1	0
PIMCO Short-Term Floating NAV Portfolio III	2,974	811	(2,600)	1	0	1,186	11	0
PIMCO StocksPLUS® Fund	3,158	40	(178)	20	68	3,108	14	0
PIMCO Total Return Fund	1,793	49	(39)	(1)	(36)	1,766	12	0
Totals	$16,691	$2,531	$(2,945)	$21	$(93)	$16,205	$138	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$405,665	$2,515	$(1)	$0	$162	$408,341	$2,515	$0
PIMCO Diversified Income Fund	29,780	185	0	0	12	29,977	185	0
PIMCO Dynamic Bond Fund	353,300	2,190	0	0	141	355,631	2,190	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	201,490	193,803	0	0	(54)	395,239	1,803	0
PIMCO Extended Duration Fund	21,080	131	0	0	8	21,219	131	0
PIMCO Global Advantage® Strategy Bond Fund	1,842	11	0	0	1	1,854	11	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	32,772	203	0	0	13	32,988	203	0
PIMCO Global Bond Opportunities Fund (Unhedged)	6,344	39	0	0	3	6,386	39	0
PIMCO High Yield Fund	0	100,594	0	0	0	100,594	594	0
PIMCO High Yield Spectrum Fund	0	10,059	0	0	0	10,059	59	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	388,843	2,410	0	0	155	391,408	2,410	0
PIMCO International Bond Fund (Unhedged)	62,911	390	0	0	25	63,326	390	0
PIMCO Long Duration Total Return Fund	106,807	661	0	0	43	107,511	662	0

PIMCO Long-Term U.S. Government Fund	43,756	272	0	0	17	44,045	271	0
PIMCO Low Duration Fund	848,284	5,258	0	0	338	853,880	5,258	0
PIMCO Low Duration Fund II	49,762	308	0	0	20	50,090	308	0
PIMCO Moderate Duration Fund	88,084	546	0	0	35	88,665	546	0
PIMCO RAE Fundamental Advantage PLUS Fund	211,914	1,314	0	0	84	213,312	1,314	0
PIMCO RAE Low Volatility PLUS EMG Fund	174,997	1,085	0	0	70	176,152	1,085	0
PIMCO RAE Low Volatility PLUS Fund	27,198	169	(1)	0	11	27,377	169	0
PIMCO RAE Low Volatility PLUS International Fund	80,090	496	0	0	32	80,618	496	0
PIMCO RAE PLUS EMG Fund	286,353	1,776	0	0	114	288,243	1,775	0
PIMCO RAE PLUS Fund	264,100	1,638	0	0	105	265,843	1,637	0
PIMCO RAE PLUS International Fund	55,691	90	(55,839)	67	(9)	0	104	0
PIMCO RAE PLUS Small Fund	13,717	85	0	0	5	13,807	85	0
PIMCO RAE Worldwide Long/Short PLUS Fund	150,138	931	0	0	60	151,129	931	0
PIMCO Short-Term Fund	2,790,043	1,615,453	0	0	452	4,405,948	19,453	0
PIMCO StocksPLUS® Absolute Return Fund	235,778	1,462	(1)	0	94	237,333	1,462	0
PIMCO StocksPLUS® Fund	149,001	924	0	0	59	149,984	924	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	472,154	2,927	0	0	188	475,269	2,927	0
PIMCO StocksPLUS® International Fund (Unhedged)	270,753	1,678	0	0	108	272,539	1,678	0
PIMCO StocksPLUS® Short Fund	327,923	2,033	(1)	0	131	330,086	2,033	0
PIMCO StocksPLUS® Small Fund	190,892	1,183	0	0	76	192,151	1,183	0
PIMCO Total Return Fund	6,558,759	40,655	0	0	2,614	6,602,028	40,662	0
PIMCO Total Return Fund II	48,862	304	0	0	19	49,185	303	0
PIMCO Total Return Fund IV	67,748	421	0	0	27	68,196	420	0
PIMCO TRENDS Managed Futures Strategy Fund	9,104	56	0	0	4	9,164	56	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$7,283	$19,632	$(22,200)	$2	$1	$4,718	$32	$0
PIMCO California Municipal Bond Fund	1,233	2,410	(2,700)	0	0	943	10	0
PIMCO California Short Duration Municipal Income Fund	3,091	36,531	(37,001)	1	1	2,623	31	0
PIMCO CommoditiesPLUS® Strategy Fund	192,737	977,127	(698,000)	28	50	471,942	1,926	0
PIMCO CommodityRealReturn Strategy Fund®	249	812,324	(645,900)	20	(3)	166,690	224	0
PIMCO Credit Opportunities Bond Fund	14,629	159,514	(92,100)	3	9	82,055	314	0
PIMCO Diversified Income Fund	187,570	329,648	(112,800)	(1)	89	404,506	1,748	0
PIMCO Dynamic Bond Fund	9,707	424,327	(415,601)	14	0	18,447	127	0
PIMCO Emerging Local Bond Fund	366,153	730,349	(581,001)	10	106	515,617	2,549	0
PIMCO Emerging Markets Bond Fund	164,797	298,137	(273,700)	13	18	189,265	637	0
PIMCO Emerging Markets Corporate Bond Fund	2,693	23,508	(24,600)	1	0	1,602	9	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	975,022	1,064,919	(1,106,800)	54	180	933,375	4,419	0
PIMCO Extended Duration Fund	983	81,823	(56,800)	0	(1)	26,005	23	0

PIMCO Global Advantage® Strategy Bond Fund	68	20,808	(20,500)	1	0	377	8	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	404	119,214	(78,700)	4	6	40,928	214	0
PIMCO Global Bond Opportunities Fund (Unhedged)	6,433	48,915	(53,500)	2	(1)	1,849	15	0
PIMCO GNMA and Government Securities Fund	3,340	113,233	(96,200)	5	3	20,381	132	0
PIMCO High Yield Fund	678,910	516,882	(497,300)	22	186	698,700	3,381	0
PIMCO High Yield Municipal Bond Fund	73,484	154,556	(141,201)	5	23	86,867	455	0
PIMCO High Yield Spectrum Fund	87,813	121,822	(160,000)	9	20	49,664	422	0
PIMCO Income Fund	3,184,492	18,396,593	(20,873,000)	1,438	(374)	709,149	13,793	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	156,482	979,455	(724,000)	23	67	412,027	1,855	0
PIMCO International Bond Fund (Unhedged)	15,034	169,750	(175,600)	8	(2)	9,190	50	0
PIMCO Investment Grade Credit Bond Fund	69,163	575,788	(561,010)	(11)	(1)	83,929	88	0
PIMCO Long Duration Total Return Fund	54,158	218,442	(225,800)	6	(5)	46,801	42	0
PIMCO Long-Term Credit Bond Fund	34,346	258,758	(254,000)	9	0	39,113	58	0
PIMCO Long-Term Real Return Fund	4,326	51,315	(51,300)	0	0	4,341	15	0
PIMCO Long-Term U.S. Government Fund	2,553	89,145	(66,900)	(2)	(2)	24,794	45	0
PIMCO Low Duration Fund	170,289	2,048,809	(2,015,000)	144	6	204,248	1,808	0
PIMCO Low Duration Fund II	65,252	276	(16,200)	(2)	20	49,346	276	0
PIMCO Low Duration Income Fund	31,481	1,069,507	(701,301)	47	(22)	399,712	607	0
PIMCO Moderate Duration Fund	52,435	226,993	(267,800)	34	(7)	11,655	293	0
PIMCO Mortgage Opportunities and Bond Fund	342,528	1,008,269	(835,100)	33	40	515,770	1,468	0
PIMCO Mortgage-Backed Securities Fund	3,838	25,811	(27,701)	2	(1)	1,949	10	0
PIMCO Municipal Bond Fund	45,745	107,607	(131,700)	10	8	21,670	207	0
PIMCO National Intermediate Municipal Bond Fund	7,248	7,044	(12,300)	2	1	1,995	44	0
PIMCO New York Municipal Bond Fund	23,620	24,913	(29,900)	1	6	18,640	113	0
PIMCO Preferred and Capital Securities Fund	147	1	0	0	0	148	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	226,394	223,860	(13,900)	0	81	436,435	1,659	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,654	188,734	(186,900)	1	0	3,489	33	0
PIMCO RAE Low Volatility PLUS Fund	41,309	24,154	(7,000)	0	13	58,476	254	0
PIMCO RAE Low Volatility PLUS International Fund	5,620	141,500	(95,800)	13	14	51,347	400	0
PIMCO RAE PLUS EMG Fund	424,181	601,815	(264,100)	(3)	164	762,057	3,215	0
PIMCO RAE PLUS Fund	238,161	372,832	(156,000)	5	85	455,083	1,833	0
PIMCO RAE PLUS International Fund	58,771	191,626	(209,000)	27	(9)	41,415	126	0
PIMCO RAE PLUS Small Fund	16,024	16,913	(5,101)	0	6	27,842	113	0
PIMCO RAE Worldwide Long/Short PLUS Fund	151	12,304	(1)	0	(1)	12,453	4	0
PIMCO Real Return Fund	175	1,644,760	(1,458,100)	16	(3)	186,848	360	0
PIMCO Real Return Limited Duration Fund	408	2,201	(1,500)	0	0	1,109	1	0
PIMCO RealEstateRealReturn Strategy Fund	5,972	348,193	(268,601)	2	(4)	85,562	93	0
PIMCO Senior Floating Rate Fund	62,416	207,662	(128,600)	2	25	141,505	663	0
PIMCO Short Asset Investment Fund	189,891	1,089,413	(993,801)	47	(10)	285,540	912	0
PIMCO Short Duration Municipal Income Fund	10,467	36,537	(44,800)	3	(1)	2,206	37	0
PIMCO Short-Term Fund	1,619,315	1,872,326	(3,483,601)	640	(75)	8,605	6,725	0
PIMCO StocksPLUS® Absolute Return Fund	300,983	240,512	(84,701)	(15)	110	456,889	1,912	0
PIMCO StocksPLUS® Fund	103,417	241,198	(195,300)	9	29	149,353	698	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	11,801	519,212	(466,600)	13	3	64,429	412	0
PIMCO StocksPLUS® International Fund (Unhedged)	188,680	378,173	(285,000)	21	57	281,931	1,373	0
PIMCO StocksPLUS® Long Duration Fund	10,977	29,903	(40,700)	1	0	181	3	0
PIMCO StocksPLUS® Short Fund	281,453	358,713	(180,300)	11	73	459,950	1,713	0
PIMCO StocksPLUS® Small Fund	212,468	310,096	(81,500)	5	83	441,152	1,796	0
PIMCO Total Return Fund	6,651,218	12,224,085	(15,871,300)	1,957	520	3,006,480	30,501	0
PIMCO Total Return Fund II	59,855	103,417	(117,900)	9	13	45,394	317	0
PIMCO Total Return Fund IV	102,890	75,389	(55,801)	3	24	122,505	489	0
PIMCO TRENDS Managed Futures Strategy Fund	21,148	122,112	(85,200)	1	7	58,068	212	0
PIMCO ABS and Short-Term Investments Portfolio	783,194	517,554	(589,600)	22	200	711,370	3,554	0
PIMCO EM Bond and Short-Term Investments Portfolio	205,568	139,091	(155,601)	(1)	57	189,114	891	0
PIMCO High Yield and Short-Term Investments Portfolio	51,689	50,846	(60,800)	9	6	41,750	246	0
PIMCO International Portfolio	4	223,269	(9,501)	2	13	213,787	269	0
PIMCO Investment Grade Credit Bond Portfolio	342,934	275,025	(542,700)	97	(28)	75,328	725	0
PIMCO Long Duration Credit Bond Portfolio	601,071	1,951,451	(1,733,900)	69	(54)	818,637	1,051	0
PIMCO Mortgage and Short-Term Investments Portfolio	15,798	314,806	(274,001)	17	2	56,622	306	0
PIMCO Municipal Portfolio	3,459	18,961	(9,400)	1	2	13,023	61	0
PIMCO Real Return Portfolio	2,950	2,304	(4,900)	1	0	355	4	0
PIMCO Short-Term Portfolio	108,701	120,363	(125,800)	3	25	103,292	463	0
PIMCO U.S. Government and Short-Term Investments Portfolio	558,934	96,054	(139,999)	(4)	164	515,149	2,754	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at June 30, 2018 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Shares Held at 03/31/2018	Shares Purchased	Shares Sold	Shares Held at 06/30/2018	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income
Dommo Energia S.A.	153,992,970	0	0	153,992,970	$0	$(4,537)	$42,107	$0
Sierra Hamilton Holder LLC	15,369,768	0	0	15,369,768	0	862	5,536	0
Total	169,362,738	0	0	169,362,738	$0	$(3,675)	$47,643	$0

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 03/31/2018	Shares Purchased	Shares Sold	Shares Held at 06/30/2018	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2018	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$(5)	$20	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

5. SUBSEQUENT EVENTS

Effective July 30, 2018, certain funds as indicated in the table below had name changes.

Current Fund Name	Former Fund Name
PIMCO Credit Opportunities Bond Fund	PIMCO Credit Absolute Return Fund
PIMCO Dynamic Bond Fund	PIMCO Unconstrained Bond Fund
PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Currency Fund
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
PIMCO Global Bond Opportunities Fund (Unhedged)	PIMCO Global Bond Fund (Unhedged)
PIMCO GNMA and Government Securities Fund	PIMCO GNMA Fund
PIMCO International Bond Fund (U.S. Dollar-Hedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
PIMCO International Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (Unhedged)
PIMCO Investment Grade Credit Bond Fund	PIMCO Investment Grade Corporate Bond Fund
PIMCO Long-Term Credit Bond Fund	PIMCO Long Term Credit Fund
PIMCO Long-Term Real Return Fund	PIMCO Real Return Asset Fund
PIMCO Mortgage Opportunities and Bond Fund	PIMCO Mortgage Opportunities Fund
PIMCO RAE PLUS EMG Fund	PIMCO RAE Fundamental PLUS EMG Fund
PIMCO RAE PLUS Fund	PIMCO RAE Fundamental PLUS Fund
PIMCO RAE PLUS International Fund	PIMCO RAE Fundamental PLUS International Fund
PIMCO RAE PLUS Small Fund	PIMCO RAE Fundamental PLUS Small Fund
PIMCO Strategic Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund
PIMCO ABS and Short-Term Investments Portfolio	PIMCO Asset-Backed Securities Portfolio
PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO Emerging Markets Portfolio
PIMCO High Yield and Short-Term Investments Portfolio	PIMCO High Yield Portfolio
PIMCO Investment Grade Credit Bond Portfolio	PIMCO Investment Grade Corporate Portfolio
PIMCO Long Duration Credit Bond Portfolio	PIMCO Long Duration Corporate Bond Portfolio
PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Mortgage Portfolio
PIMCO Municipal Portfolio	PIMCO Municipal Sector Portfolio
PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO U.S. Government Sector Portfolio

On August 24, 2018, the Board approved a proposal for the liquidation of the following classes for each respective fund:

Fund	Class
PIMCO Emerging Local Bond Fund	Administrative Class
PIMCO Emerging Markets Bond Fund	Administrative Class
PIMCO Low Duration ESG Fund	Administrative Class
PIMCO Mortgage-Backed Securities Fund	Administrative Class
PIMCO Total Return Fund IV	Class C
PIMCO RAE Fundamental Advantage PLUS Fund	Class C
PIMCO RAE Low Volatility PLUS Fund	Class C
PIMCO Emerging Markets Currency and Short-Term Investments Fund	Class C
PIMCO Global Advantage Strategy Bond Fund	Class C
PIMCO Global Multi-Asset Fund	Class R

The liquidation of each respective share class is expected to occur on October 31, 2018.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BNP	BNP Capital Markets Ltd.	FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NXN	Natixis New York
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, New York
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CIW	CIBC World Markets Corp.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CKL	Citibank N.A. London	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PHP	Philippine Peso
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RON	Romanian New Leu
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
DOP	Dominican Peso	NOK	Norwegian Krone	UYU	Uruguayan Peso
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	ERAUSLT	eRAFI U.S. Large Strategy Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index
7-DayAuc	7 Day Auction Rate	ERAUSST	eRAFI U.S. Small Strategy Index	MTGEFNCL	FNMA 30-Year Coupon Index
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	NAPGASFO	Naphtha Fuel Oil Spread
AMZX	Alerian MLP Total Return Index	EUR006M	6 Month EUR Swap Rate	NDDUEAFE	MSCI EAFE Index
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR5050	European 50/50 Refining Margin	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BADLARPP	Argentina Badlar Floating Rate Notes	EURMARGIN	European Refined Margin	NDUEEGF	iShares MSCI Emerging Markets ETF
BBSW1M	1 Month Bank Bill Swap Rate	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	NMCR	FHLMC National Average Mortgage Reference Rate
BBSW3M	3 Month Bank Bill Swap Rate	EURSIMP	Weighted Basket of Refined Products	OPIS	Oil Price Information Service
BCOMERF	Bloomberg Custom Index	EUSA5	5 Year EUR Annual Swap Rate	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	PLATGOLD	Platinum-Gold Spread
BCOMF2	Bloomberg Commodity Index 2 Months Forward	FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	PNMR	Panamanian Mortgage Reference Rate
BCOMF3	Bloomberg Commodity Index 3 Months Forward	GOLDLNPM	London Gold Market Fixing Ltd. PM	PRIB06M	6 Month Czech Interbank Offer Rate
BCOMGC	Bloomberg Gold Sub-Index	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	PRIME	Daily US Prime Rate
BCOMSK	Bloomberg Commodity Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR	Bloomberg Commodity Index Total Return	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	RAFI	Research Affiliates Fundamental Index
BP0001M	1 Month GBP-LIBOR	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BP0003M	3 Month GBP-LIBOR	H15T7Y	7 Year US Treasury Yield Curve Constant Maturity Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BP0006M	6 Month GBP-LIBOR	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BRENT	Brent Crude	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	RBCAEC	Custom Commodity Forward Index
BRTDUBAI	Brent-Dubai Spread Calendar Swap	IBR	Indicador Bancario de Referencia	S&P 500	Standard & Poor’s 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.600.	Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	SPGCIAP	S&P GSCI Aluminum ER
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CIXBSTR3	Custom Commodity Index	ISDA	International Swaps and Derivatives Association, Inc.	SPGCINP	S&P GSCI Industrial Metals ER
CIXBXMB	Custom Commodity Index	JMABCTNE	J.P. Morgan Custom Commodity Index	T1Y	1 Year Treasury
CMBX	Commercial Mortgage-Backed Index	JMABDEWE	J.P. Morgan Custom Commodity Index	T3M	3 Month Treasury
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ1	J.P. Morgan Custom Commodity Index	T7Y	7 Year Treasury
COCL	ICE BofAML Large Cap Contingent Capital Index	JMABNIC	J.P. Morgan Nic Custom Index	T10Y	10 Year Treasury

COF 11	Cost of Funds - 11th District of San Francisco	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	TOPIX	Tokyo Price Index
COF FD	Cost of Funds - Federal	KWW	Kontakt Kommunales Wasserwerk	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR06M	6 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LIBOR12M	12 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
D11COF	Cost of Funds - 11th District of San Francisco	LLS	Light Louisiana Sweet Crude	US0012M	12 Month USD Swap Rate
DAX	Deutscher Aktien Index 30	MCDX	Municipal Bond Credit Derivative Index	USBMMY3M	3 Month US Treasury Bill Money Market Yield
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHCL	Custom Commodity Forward Index	USSW10	10 Year USSW Rate
EAFE	Europe, Australasia, and Far East Stock Index	MEHMID	Custom Commodity Forward Index	VSTOXX	Euro Stoxx 50 Volatility Index
ERADXULT	eRAFI International Large Strategy Index	MIDWTICAL	WTI Midland (Argus) Index	WCS	Western Canadian Select
ERAEMLT	eRAFI Emerging Markets Strategy Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ADR	American Depositary Receipt	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KORIBOR	Korea Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	MBS	Mortgage-Backed Security	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	PRIBOR	Prague Interbank Offered Rate	YOY	Year-Over-Year
DAC	Designated Activity Company

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: August 28, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: August 28, 2018